Bridge Builder Core Bond Fund

Schedule of Investments

March 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	$		$
	Principal Amount (000s)		Value (000s)
BONDS & NOTES – 98.54%
Asset-Backed Obligations – 10.30%
Academic Loan Funding Trust 2013-1
5.25% (30-day Average SOFR + 0.91%), 12/26/2044, Series 2013-1A, Class A(1)(2)		$314		$307
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(1)		1,344		1,247
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class 1A(1)		15,600		15,701
Affirm Master Trust
4.99%, 02/15/2033, Series 2025-1A, Class A(1)		11,400		11,459
American Homes 4 Rent 2015-SFR1 Trust
3.47%, 04/17/2052, Series 2015-SFR1, Class A(1)		1,814		1,810
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)		3,900		3,890
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(1)		1,600		1,590
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C		3,747		3,693
AmeriCredit Automobile Receivables Trust 2021-3
1.41%, 08/18/2027, Series 2021-3, Class C		5,100		4,964
AmeriCredit Automobile Receivables Trust 2023-1
5.80%, 12/18/2028, Series 2023-1, Class C		6,800		6,942
AMSR 2019-SFR1 Trust
3.02%, 01/19/2039, Series 2019-SFR1, Class B(1)		2,471		2,400
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(1)		7,734		7,627
AMSR 2020-SFR4 Trust
1.36%, 11/17/2037, Series 2020-SFR4, Class A(1)		3,445		3,380
1.86%, 11/17/2037, Series 2020-SFR4, Class C(1)		9,000		8,837
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2(1)		3,950		3,635
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1(1)		10,000		9,613
Anchorage Capital CLO 26 Ltd.
6.49% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/19/2034, Series 2023-26A, Class A1(1)(2)		20,750		20,768
Anchorage Capital CLO 8 Ltd.
5.76% (3 Month Term SOFR + 1.46%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(2)		15,500		15,522
Atlas Senior Loan Fund XXIII Ltd.
5.82% (3 Month Term SOFR + 1.53%, 1.53% Floor), 07/20/2037, Series 2024-23A, Class A1(1)(2)		28,975		29,066
Avis Budget Rental Car Funding AESOP LLC
1.66%, 02/20/2028, Series 2021-2A, Class A(1)		15,358		14,620
3.83%, 08/21/2028, Series 2022-1A, Class A(1)		17,300		17,017
5.23%, 12/20/2030, Series 2024-3A, Class A(1)		7,600		7,719
5.36%, 06/20/2030, Series 2024-1A, Class A(1)		18,682		19,067
5.57%, 10/20/2028, Series 2024-2A, Class B(1)		1,400		1,410
Bastion Funding I LLC
7.12%, 04/25/2038, Series 2023-1A, Class A2(1)		4,722		4,738
Battalion CLO X Ltd.
5.73% (3 Month Term SOFR + 1.43%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2(1)(2)		2,000		2,002
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(3)		84		74
Bear Stearns Asset Backed Securities Trust 2003-2
5.93% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(2)		1,310		1,311
Bellemeade RE 2021-2 Ltd.
5.34% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(2)		8,400		8,404
Bg Beta I Ltd.
6.28%, 07/16/2054, Series 2024-1, Class B-1(1)		6,138		6,219
BMW Vehicle Lease Trust
4.21%, 02/25/2028, Series 2024-2, Class A4		3,033		3,021
BOF VII AL Funding Trust I
6.29%, 07/26/2032, Series 2023-CAR3, Class A2(1)		4,765		4,845
6.63%, 07/26/2032, Series 2023-CAR3, Class B(1)		1,749		1,776
Bridgecrest Lending Auto Securitization Trust 2024-1
5.65%, 04/16/2029, Series 2024-1, Class C		5,403		5,463
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C(1)		5,564		5,435
Capital One Multi-Asset Execution Trust
4.42%, 05/15/2028, Series 2023-A1, Class A		7,300		7,303
Capital One Prime Auto Receivables Trust 2023-2
5.82%, 06/15/2028, Series 2023-2, Class A3		2,388		2,422

	$		$
Carlyle Global Market Strategies CLO 2015-5 Ltd.
5.39% (3 Month Term SOFR + 1.10%, 1.10% Floor), 01/20/2032, Series 2015-5A, Class A1R3(1)(2)		7,979		7,977
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C		4,180		4,161
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3		286		285
1.25%, 05/17/2027, Series 2021-3, Class C		3,350		3,288
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3		538		535
1.38%, 07/15/2027, Series 2021-4, Class C		2,850		2,779
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3		1,518		1,505
2.20%, 11/15/2027, Series 2022-1, Class C		4,200		4,095
2.47%, 07/17/2028, Series 2022-1, Class D		2,000		1,951
CarMax Auto Owner Trust 2024-1
4.94%, 08/15/2029, Series 2024-1, Class A4		1,438		1,456
Carmax Auto Owner Trust 2024-3
4.89%, 07/16/2029, Series 2024-3, Class A3		3,509		3,543
CarMax Auto Owner Trust 2024-4
4.67%, 12/15/2027, Series 2024-4, Class A2A		2,160		2,161
Carvana Auto Receivables Trust 2021-P3
1.03%, 06/10/2027, Series 2021-P3, Class A4		2,994		2,923
Carvana Auto Receivables Trust 2023-N1
5.92%, 07/10/2029, Series 2023-N1, Class C(1)		6,625		6,705
Carvana Auto Receivables Trust 2023-P3
5.82%, 08/10/2028, Series 2023-P3, Class A3(1)		2,748		2,773
Carvana Auto Receivables Trust 2024-P4
4.62%, 02/10/2028, Series 2024-P4, Class A2		3,337		3,335
Cascade MH Asset Trust 2024-MH1
5.70%, 11/25/2056, Series 2024-MH1, Class A1(1)(4)		7,357		7,463
CFIN 2022-RTL1 Issuer LLC
4.75%, 02/16/2026, Series 2022-RTL1, Class AA(1)(3)		2,233		2,227
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029, Series 2024-5A, Class A3(1)		1,501		1,493
Chase Funding Trust Series 2003-4
4.88%, 05/25/2033, Series 2003-4, Class 1A5(3)		52		51
Chase Funding Trust Series 2003-6
4.87%, 11/25/2034, Series 2003-6, Class 1A5(3)		64		63
4.87%, 11/25/2034, Series 2003-6, Class 1A7(3)		109		107
Citizens Auto Receivables Trust 2024-1
5.11%, 04/17/2028, Series 2024-1, Class A3(1)		6,193		6,237
Continental Finance Credit Card ABS Master Trust
6.19%, 10/15/2030, Series 2022-A, Class A(1)		10,045		10,084
COOF Securitization Trust 2014-1 Ltd.
3.06%, 06/25/2040, Series 2014-1, Class A(1)(4)		200		14
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)		592		586
3.16%, 10/15/2052, Series 2019-3, Class B(1)		2,250		2,080
3.27%, 10/15/2052, Series 2019-3, Class C(1)		5,862		5,364
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(1)		6,314		5,471
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3(3)		5		5
CPS Auto Receivables Trust 2022-C
5.28%, 04/15/2030, Series 2022-C, Class C(1)		4,666		4,673
Credit Acceptance Auto Loan Trust 2022-3
8.45%, 02/15/2033, Series 2022-3A, Class C(1)		9,500		9,742
Credit Acceptance Auto Loan Trust 2023-2
5.92%, 05/16/2033, Series 2023-2A, Class A(1)		10,000		10,054
Credit Acceptance Auto Loan Trust 2023-3
6.39%, 08/15/2033, Series 2023-3A, Class A(1)		5,800		5,881
Credit Acceptance Auto Loan Trust 2023-5
6.13%, 12/15/2033, Series 2023-5A, Class A(1)		8,875		9,019
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C(1)		9,300		9,582
Credit Acceptance Auto Loan Trust 2024-2
6.70%, 10/16/2034, Series 2024-2A, Class C(1)		13,334		13,858
Credit Acceptance Auto Loan Trust 2024-3
4.85%, 11/15/2034, Series 2024-3A, Class B(1)		6,285		6,265
Credit Acceptance Auto Loan Trust 2025-1
5.71%, 07/16/2035, Series 2025-1A, Class C(1)		9,400		9,431
CWABS Asset-Backed Certificates Trust 2005-10
4.13%, 02/25/2036, Series 2005-10, Class AF6(4)		1		1
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(4)		4		4
CWABS, Inc. Asset-Backed Certificates Series 2004-1
4.99% (1 Month Term SOFR + 0.67%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(2)		1		1
5.18% (1 Month Term SOFR + 0.86%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(2)		5		5
5.26% (1 Month Term SOFR + 0.94%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(2)		1		1

	$		$
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
5.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(2)		307		297
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(2)		4		4
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(1)		6,150		5,973
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027		761		740
Discover Card Execution Note Trust
4.93%, 06/15/2028, Series 2023-A2, Class A		5,403		5,441
Diversified Abs Phase VI LLC
7.50%, 11/28/2039, Series VI, Class A		4,421		4,385
DP Lion Holdco LLC
8.24%, 11/30/2043, Series 2023-1A, Class A		3,415		3,503
DT Auto Owner Trust 2023-1
5.19%, 10/16/2028, Series 2023-1A, Class B(1)		1,049		1,049
DT Auto Owner Trust 2023-2
5.79%, 02/15/2029, Series 2023-2A, Class C(1)		8,785		8,860
DT Auto Owner Trust 2023-3
6.29%, 08/16/2027, Series 2023-3A, Class A(1)		665		666
Elmwood CLO 39 Ltd.
0.00% (3 Month Term SOFR + 1.14%, 1.14% Floor), 04/17/2038, Series 2025-2A, Class A1(1)(2)(5)		21,000		20,977
Elmwood CLO 40 Ltd.
0.00% (3 Month Term SOFR + 1.24%, 1.24% Floor), 03/22/2038, Series 2025-3A, Class A(1)(2)(5)		17,000		17,000
Elmwood CLO II Ltd.
5.64% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/20/2037, Series 2019-2A, Class A1RR(1)(2)		31,250		31,289
Enterprise Fleet Financing 2023-2 LLC
5.56%, 04/22/2030, Series 2023-2, Class A2(1)		6,193		6,235
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D		11,635		11,552
Exeter Automobile Receivables Trust 2022-4
5.98%, 12/15/2028, Series 2022-4A, Class D		6,264		6,319
Exeter Automobile Receivables Trust 2023-3
6.21%, 06/15/2028, Series 2023-3A, Class C		5,400		5,453
Exeter Automobile Receivables Trust 2023-4
6.95%, 12/17/2029, Series 2023-4A, Class D		4,820		4,952
Exeter Automobile Receivables Trust 2024-2
5.92%, 02/15/2030, Series 2024-2A, Class D		10,080		10,262
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031, Series 2024-5A, Class D		3,876		3,857
Exeter Automobile Receivables Trust 2025-2
5.89%, 07/15/2031, Series 2025-2A, Class D		16,900		17,057
First National Master Note Trust
5.77%, 09/15/2029, Series 2023-2, Class A		9,800		9,984
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A(1)		17,710		17,349
2.67%, 10/19/2037, Series 2020-SFR2, Class E(1)		7,948		7,812
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(1)		11,756		11,255
2.19%, 08/17/2038, Series 2021-SFR1, Class D(1)		7,500		7,204
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/19/2039, Series 2022-SFR1, Class A(1)		10,717		10,576
5.20%, 05/19/2039, Series 2022-SFR1, Class D(1)		4,935		4,919
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D(1)		4,000		3,747
Flywheel
7.15%, 08/25/2044, Series 2024-PDP1(1)		7,277		7,323
8.11%, 08/25/2044, Series 2024-PDP1(1)		2,339		2,350
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(1)(4)		10,900		10,254
3.85%, 10/25/2026, Series 2021-GT2, Class A(1)(4)		8,250		7,796
4.45%, 01/25/2026, Series 2020-GT1, Class A(1)(4)		9,700		9,462
6.19%, 04/25/2027, Series 2022-GT1, Class A(1)		8,210		8,213
6.50%, 03/26/2027, Series 2024-SAT1, Class A(1)(4)		12,840		12,883
Ford Credit Auto Lease Trust 2024-B
4.99%, 12/15/2027, Series 2024-B, Class A3		3,564		3,588
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(1)		2,320		2,244
Ford Credit Auto Owner Trust 2021-REV2
1.91%, 05/15/2034, Series 2021-2, Class B(1)		2,150		2,059
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3		361		360
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3		2,882		2,886
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028, Series 2023-B, Class A3		1,652		1,665
Ford Credit Auto Owner Trust 2023-REV1
4.85%, 08/15/2035, Series 2023-1, Class A(1)		18,470		18,673
Ford Credit Auto Owner Trust 2023-REV2
5.28%, 02/15/2036, Series 2023-2, Class A(1)		8,800		9,009

	$		$
Ford Credit Auto Owner Trust 2024-C
4.07%, 07/15/2029, Series 2024-C, Class A3		4,262		4,242
Ford Credit Auto Owner Trust/Ford Credit
4.86%, 08/15/2037, Series 2025-1, Class A(1)(3)		45,285		45,946
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A		10,300		10,132
4.30%, 09/15/2029, Series 2024-3, Class A1(1)		12,825		12,795
4.92%, 05/15/2028, Series 2023-1, Class A1(1)		11,000		11,048
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A(1)		1,709		1,782
9.10%, 06/15/2049, Series 2023-2A, Class D(1)		4,706		5,020
Foundation Finance Trust 2024-2
4.93%, 03/15/2050, Series 2024-2A, Class B(1)		5,255		5,219
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)		845		844
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.71%, 04/25/2029, Series 1999-HE1, Class M(4)		5		4
Generate CLO 8 Ltd.
5.67% (3 Month Term SOFR + 1.38%, 1.38% Floor), 01/20/2038, Series 8A, Class A1R2(1)(2)		31,250		31,291
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054, Series 2024-NPL1, Class A1(1)(3)		1,736		1,736
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055, Series 2025-NPL1, Class A1(1)(3)		10,535		10,532
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(1)		214		213
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)		1,164		1,150
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027, Series 2021-4A, Class D(1)		6,180		6,065
GLS Auto Receivables Issuer Trust 2023-3
6.01%, 05/15/2029, Series 2023-3A, Class C(1)		4,738		4,794
GLS Auto Receivables Issuer Trust 2023-4
6.65%, 08/15/2029, Series 2023-4A, Class C(1)		6,500		6,644
GLS Auto Receivables Issuer Trust 2024-3
5.53%, 02/18/2031, Series 2024-3A, Class D(1)		4,133		4,162
GM Financial Automobile Leasing Trust 2024-3
4.22%, 10/20/2028, Series 2024-3, Class A4		1,028		1,023
GM Financial Automobile Leasing Trust 2025-1
4.66%, 02/21/2028, Series 2025-1, Class A3		7,481		7,516
GM Financial Consumer Automobile Receivables Trust 2023-4
6.16%, 04/16/2029, Series 2023-4, Class B		1,700		1,748
6.41%, 05/16/2029, Series 2023-4, Class C		1,200		1,234
GM Financial Revolving Receivables Trust 2021-1
1.49%, 06/12/2034, Series 2021-1, Class B(1)		500		478
GM Financial Revolving Receivables Trust 2023-2
5.77%, 08/11/2036, Series 2023-2, Class A(1)		20,576		21,470
GM Financial Revolving Receivables Trust 2024-1
4.98%, 12/11/2036, Series 2024-1, Class A(1)		8,200		8,334
GM Financial Revolving Receivables Trust 2025-1
4.64%, 12/11/2037, Series 2025-1, Class A(1)		31,738		31,819
GMF Floorplan Owner Revolving Trust
4.68%, 11/15/2028, Series 2024-3A, Class A1(1)		7,152		7,172
4.73%, 11/15/2029, Series 2024-4A, Class A1(1)		5,493		5,521
5.13%, 03/15/2029, Series 2024-1A, Class A1(1)		21,762		22,042
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(1)		550		508
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(1)		1,537		1,404
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051, Series 2017-R1(1)		214		207
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A(1)		2,387		2,047
Goodgreen 2023-1
5.90%, 01/17/2061, Series 2023-1A, Class A(1)		5,852		5,811
Greenwood Park CLO Ltd.
5.57% (3 Month Term SOFR + 1.27%), 04/15/2031, Series 2018-1A, Class A2(1)(2)		7,470		7,475
Grene Energy
12.50%, 01/25/2026		433		368
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(1)		1,000		901
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(1)		525		483
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(1)		220		197
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(1)		723		654
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(1)		1,442		1,327
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(1)		1,245		1,102
Hertz Vehicle Financing III LLC 2025-2
5.13%, 09/25/2031, Series 2025-2A, Class A(1)		1,530		1,538

	$		$
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(1)		7,200		6,876
Hertz Vehicle Financing LLC
2.33%, 06/26/2028, Series 2022-2A, Class A(1)		18,900		18,025
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B(1)		1,365		1,346
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(1)		943		904
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A(1)		3,937		4,004
HINNT 2025-A LLC
5.45%, 03/15/2044, Series 2025-A, Class B(1)		3,600		3,617
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A(1)		6,530		6,249
2.95%, 12/17/2026, Series 2021-2, Class E2(1)		6,241		5,917
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)		3,566		3,259
3.20%, 01/17/2041, Series 2021-3, Class E1(1)		5,200		4,702
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3		223		222
Huntington Auto Trust 2024-1
5.14%, 08/15/2029, Series 2024-1A, Class A4(1)		11,500		11,696
Hyundai Auto Lease Securitization Trust 2023-B
5.17%, 04/15/2027, Series 2023-B, Class A4(1)		2,099		2,104
Hyundai Auto Receivables Trust 2023-C
5.55%, 12/17/2029, Series 2023-C, Class A4		2,326		2,378
Identity Digital, Inc.
6.85%, 05/10/2030, Series 2025-TLD1, Class A1(12)		10,000		10,000
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2(1)		5,665		5,605
Jonah Energy Abs I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1(1)		6,098		6,132
Jonah Energy Abs II LLC
6.50%, 08/10/2039, Series 2024-1A, Class A1(1)		8,901		8,899
KGS-Alpha SBA COOF Trust
0.55%, 05/25/2039, Series 2012-6, Class A(1)(4)		576		6
KGS-Alpha SBA COOF Trust 2012-2
0.87%, 08/25/2038, Series 2012-2, Class A(1)(4)		606		10
KGS-Alpha SBA COOF Trust 2014-2
2.40%, 04/25/2040, Series 2014-2, Class A(1)(4)		117		5
KKR CLO 11 Ltd.
5.74% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR(1)(2)		3,180		3,182
Kubota Credit Owner Trust 2025-1
4.67%, 06/15/2029, Series 2025-1A, Class A3(1)		10,800		10,879
LAD Auto Receivables Trust 2024-1
5.23%, 01/18/2028, Series 2024-1A, Class A3(1)		3,554		3,566
LAD Auto Receivables Trust 2024-3
4.64%, 11/15/2027, Series 2024-3A, Class A2(1)		3,692		3,693
Long Beach Mortgage Loan Trust 2004-1
5.18% (1 Month Term SOFR + 0.86%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(2)		48		48
Long Beach Mortgage Loan Trust 2004-3
5.29% (1 Month Term SOFR + 0.97%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(2)		21		21
Madison Park Funding XXIX Ltd.
5.50% (3 Month Term SOFR + 1.18%, 1.18% Floor), 03/25/2038, Series 2018-29A, Class A1R2(1)(2)		35,720		35,625
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(1)		5,700		5,392
Mercedes-Benz Auto Lease Trust 2024-B
4.23%, 02/15/2028, Series 2024-B, Class A3		3,224		3,218
Mercedes-Benz Auto Receivables Trust 2025-1
4.92%, 04/15/2031, Series 2025-1, Class A4		6,156		6,259
MFA 2024-NPL1 Trust
6.33%, 09/25/2054, Series 2024-NPL1, Class A1(3)		5,995		6,004
MidOcean Credit CLO III
5.67% (3 Month Term SOFR + 1.38%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(2)		1,643		1,643
MidOcean Credit CLO IX
5.70% (3 Month Term SOFR + 1.41%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(2)		850		850
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(1)		268		268
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(1)		7,200		7,053
MMAF Equipment Finance LLC 2023-A
5.54%, 12/13/2029, Series 2023-A, Class A3(1)		16,250		16,577
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)		1,119		1,098
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)		1,670		1,578
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A(1)		6,674		5,977

	$		$
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX(1)		5,401		5,071
New Century Home Equity Loan Trust Series 2003-5
4.85%, 11/25/2033, Series 2003-5, Class AI6(3)		73		71
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(1)(4)		993		963
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D(1)		5,000		4,779
NGC 2024-I Ltd.
5.89% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2024-1A, Class A1(1)(2)		29,750		29,815
Nissan Auto Lease Trust 2023-B
5.61%, 11/15/2027, Series 2023-B, Class A4		2,808		2,823
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(1)		5,458		5,301
3.23%, 05/25/2026, Series 2021-FNT2, Class A(1)		3,274		3,194
3.47%, 11/25/2026, Series 2021-GNT1, Class A(1)		3,430		3,252
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(1)		2,418		2,389
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(1)		156		155
Octane Receivables Trust 2023-1
5.96%, 07/20/2029, Series 2023-1A, Class B(1)		4,100		4,137
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(1)		4,038		4,023
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B(1)		10,300		10,044
OneMain Direct Auto Receivables Trust 2023-1
5.41%, 11/14/2029, Series 2023-1A, Class A(1)		12,500		12,635
7.07%, 02/14/2033, Series 2023-1A, Class D(1)		6,480		6,809
OneMain Direct Auto Receivables Trust 2025-1
5.36%, 04/16/2035, Series 2025-1A, Class A(1)		17,100		17,428
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)		9,400		9,096
OneMain Financial Issuance Trust 2021-1
5.11% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)		10,342		10,335
OneMain Financial Issuance Trust 2023-2
5.84%, 09/15/2036, Series 2023-2A, Class A1(1)		16,600		16,940
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(1)		2,687		2,621
Oportun Issuance Trust 2022-3
5.05%, 06/09/2031, Series 2022-A, Class A(1)		3,542		3,539
Oportun Issuance Trust 2024-1
6.55%, 04/08/2031, Series 2024-1A, Class B(1)		3,794		3,810
Option One Mortgage Loan Trust 2004-3
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(2)		1,432		1,466
OZLM XXII Ltd.
5.63% (3 Month Term SOFR + 1.33%), 01/17/2031, Series 2018-22A, Class A1(1)(2)		2,172		2,172
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A		5,700		5,584
Pagaya AI Technology in Housing Trust 2023-1
3.60%, 10/25/2040, Series 2023-1, Class A(1)		3,200		3,041
Park Avenue Institutional Advisers CLO Ltd. 2018-1
5.55% (3 Month Term SOFR + 1.26%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(2)		5,160		5,160
Pennsylvania Higher Education Assistance Agency
4.98% (30-day Average SOFR + 0.64%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(2)		4,044		3,991
PFS Financing Corp.
4.85%, 02/15/2030, Series 2025-B, Class A(1)		13,575		13,689
PNMAC GMSR Issuer Trust 2022-GT1
8.59% (30-day Average SOFR + 4.25%), 05/25/2027, Series 2022-GT1, Class A(1)(2)		9,425		9,537
Porsche Innovative Lease Owner Trust 2024-2
4.35%, 10/20/2027, Series 2024-2A, Class A3(1)		3,707		3,702
PRET 2021-RN4 LLC
5.49%, 10/25/2051, Series 2021-RN4, Class A1(1)(4)		10,900		10,889
PRET 2024-NPL5 LLC
5.96%, 09/25/2054, Series 2024-NPL5, Class A1(1)(3)		2,806		2,803
PRET 2024-NPL7 LLC
5.93%, 10/25/2054, Series 2024-NPL7, Class A1(1)(3)		3,188		3,183
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)		5,000		4,975
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)		6,250		6,069
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)		5,400		4,962
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1(1)		11,100		10,381
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D(1)		3,000		2,897
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1(1)		9,025		8,861

	$		$
Progress Residential 2024-SFR2 Trust
3.30%, 04/17/2041, Series 2024-SFR2, Class A(1)		19,880		18,684
Progress Residential 2025-SFR2 Trust
3.56%, 04/17/2042, Series 2025-SFR2, Class D(1)		8,400		7,529
PRPM 2021-5 LLC
4.79%, 06/25/2026, Series 2021-5, Class A1(1)(3)		1,760		1,757
RCO VII Mortgage LLC 2024-1
7.02%, 01/25/2029, Series 2024-1, Class A1(1)(3)		1,601		1,605
Regatta XII Funding Ltd.
6.05% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/15/2037, Series 2019-1A, Class ARR(1)(2)		28,000		28,066
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)		473		469
Regional Management Issuance Trust 2025-1
4.99%, 04/17/2034, Series 2025-1, Class A(1)		4,055		4,061
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(3)		299		77
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(1)		722		670
Santander Drive Auto Receivables Trust 2021-2
1.35%, 07/15/2027, Series 2021-2, Class D		2,365		2,350
Santander Drive Auto Receivables Trust 2022-6
5.69%, 02/18/2031, Series 2022-6, Class D		10,600		10,747
Santander Drive Auto Receivables Trust 2023-1
5.09%, 05/15/2030, Series 2023-1, Class C		2,300		2,311
Santander Drive Auto Receivables Trust 2023-3
5.77%, 11/15/2030, Series 2023-3, Class C		4,500		4,595
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028, Series 2023-4, Class A3		6,889		6,917
6.04%, 12/15/2031, Series 2023-4, Class C		8,300		8,521
Santander Drive Auto Receivables Trust 2023-6
5.98%, 04/16/2029, Series 2023-6, Class B		2,500		2,546
6.40%, 03/17/2031, Series 2023-6, Class C		1,000		1,037
Santander Drive Auto Receivables Trust 2024-3
5.63%, 01/16/2029, Series 2024-3, Class A3		6,273		6,334
5.97%, 10/15/2031, Series 2024-3, Class D		11,480		11,743
Santander Drive Auto Receivables Trust 2024-4
4.95%, 04/15/2030, Series 2024-4, Class C		7,500		7,546
Santander Drive Auto Receivables Trust 2024-5
4.88%, 09/15/2027, Series 2024-5, Class A2		4,311		4,312
SBNA Auto Lease Trust 2024-B
5.55%, 12/20/2028, Series 2024-B, Class A4(1)		2,995		3,041
SBNA Auto Lease Trust 2024-C
4.56%, 02/22/2028, Series 2024-C, Class A3(1)		3,137		3,136
4.94%, 11/20/2026, Series 2024-C, Class A2(1)		2,062		2,064
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)		2,998		2,991
SCF Equipment Leasing 2023-1 LLC
6.17%, 05/20/2032, Series 2023-1A, Class A3(1)		5,000		5,023
7.00%, 08/22/2033, Series 2023-1A, Class D(1)		8,558		8,860
SCF Equipment Trust 2016-1 LLC
5.11%, 11/21/2033, Series 2025-1A, Class A3(1)		6,950		7,027
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.83%, 01/25/2036, Series 2006-CB1, Class AF2(3)		40		33
SFS Auto Receivables Securitization Trust 2023-1
5.71%, 01/22/2030, Series 2023-1A, Class B(1)		1,200		1,232
5.97%, 02/20/2031, Series 2023-1A, Class C(1)		1,550		1,587
SFS Auto Receivables Securitization Trust 2024-2
5.33%, 11/20/2029, Series 2024-2A, Class A3(1)		3,359		3,400
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(1)		427		424
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)		1,034		1,009
Sixth Street CLO XVI Ltd.
6.08% (3 Month Term SOFR + 1.79%, 1.79% Floor), 01/20/2037, Series 2020-16A, Class A1R(1)(2)		20,250		20,323
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(1)		783		776
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(1)		311		309
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(1)		2,070		1,989
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(1)		2,827		2,712
Sound Point CLO II Ltd.
5.63% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(2)		3,234		3,235
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2		1		1
3.45%, 02/25/2032, Series 2002-AL1, Class A3		13		3
TCW CLO 2020-1 Ltd.
5.34% (3 Month Term SOFR + 1.05%), 04/20/2034, Series 2020-1A, Class A1R3(1)(2)		19,250		19,176

	$		$
Tesla Electric Vehicle Trust 2023-1
5.38%, 02/20/2029, Series 2023-1, Class A4(1)		1,733		1,766
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/2035		12,954		13,129
5.17%, 04/01/2041		10,028		10,139
Towd Point Mortgage Trust
7.29%, 10/25/2063, Series 2023-CES2, Class A1A(1)(4)		2,477		2,517
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(1)(4)		1,635		1,589
Towd Point Mortgage Trust 2024-CES1
5.85%, 01/25/2064, Series 2024-CES1, Class A1A(1)(4)		454		455
Towd Point Mortgage Trust 2024-CES3
6.29%, 05/25/2064, Series 2024-CES3, Class A1(1)(4)		5,710		5,761
Towd Point Mortgage Trust 2024-CES4
5.12%, 09/25/2064, Series 2024-CES4, Class A1(1)(3)		6,257		6,221
Towd Point Mortgage Trust 2024-CES5
5.17%, 09/25/2064, Series 2024-CES5, Class A1(1)(4)		5,677		5,649
Towd Point Mortgage Trust 2025-CRM1
5.80%, 01/25/2065, Series 2025-CRM1, Class A1(1)(3)		5,982		6,014
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4		1,028		1,019
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4		854		839
Toyota Lease Owner Trust 2024-A
5.26%, 06/20/2028, Series 2024-A, Class A4(1)		5,800		5,861
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027, Series 2024-B, Class A3(1)		7,898		7,867
Toyota Lease Owner Trust 2025-A
4.75%, 02/22/2028, Series 2025-A, Class A3(1)		3,364		3,385
Trinitas CLO XXII Ltd.
6.14% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2036, Series 2023-22A, Class A1(1)(2)		14,000		14,025
Trinitas CLO XXVI Ltd.
5.98% (3 Month Term SOFR + 1.69%, 1.69% Floor), 01/20/2035, Series 2023-26A, Class A1(1)(2)		18,500		18,532
VCAT 2025-NPL1 LLC
5.88%, 01/25/2055, Series 2025-NPL1, Class A1(1)(3)		3,259		3,266
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055, Series 2025-NPL3, Class A1(1)(3)		782		782
Venture 32 CLO Ltd.
5.65% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(2)		5,311		5,315
Verizon Master Trust
4.17%, 08/20/2030, Series 2024-6, Class A1A		4,660		4,638
4.49%, 01/22/2029, Series 2023-1, Class A		2,695		2,695
4.62%, 11/20/2030, Series 2024-8, Class A1A		15,652		15,757
4.71%, 01/21/2031, Series 2025-1, Class A		6,946		7,002
4.76%, 03/21/2033, Series 2025-4, Class A(1)		6,668		6,667
5.00%, 12/20/2028, Series 2024-1, Class A1A		5,987		6,007
VM Debt
7.46%, 07/18/2027, Series 2019-1(1)		14,994		14,303
Volkswagen Auto Lease Trust 2024-A
5.21%, 06/21/2027, Series 2024-A, Class A3		3,682		3,718
VOLT CII LLC
4.87%, 08/25/2051, Series 2021-NP11, Class A1(1)(3)		2,426		2,422
VOLT CV LLC
5.49%, 11/27/2051, Series 2021-CF2, Class A1(1)(3)		5,783		5,762
VOLT XCII LLC
5.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(3)		380		380
VOLT XCIII LLC
5.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(3)		1,845		1,844
VOLT XCIV LLC
6.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(3)		2,581		2,582
VOLT XCIX LLC
6.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(3)		1,204		1,204
VOLT XCV LLC
6.24%, 03/27/2051, Series 2021-NPL4, Class A1(1)(3)		1,035		1,036
VOLT XCVI LLC
6.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(3)		2,335		2,335
VOLT XCVII LLC
6.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(3)		3,060		3,062
Voya CLO 2019-3 Ltd.
5.64% (3 Month Term SOFR + 1.34%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR(1)(2)		19,561		19,575
Wellfleet CLO 2020-1 Ltd.
5.50% (3 Month Term SOFR + 1.20%, 1.20% Floor), 04/15/2033, Series 2020-1A, Class A1AR(1)(2)		24,000		23,974
Westgate Resorts 2024-1 LLC
6.56%, 01/20/2038, Series 2024-1A, Class B(1)		5,271		5,341
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027, Series 2022-2A, Class D(1)		3,500		3,521
Westlake Automobile Receivables Trust 2023-1
5.21%, 01/18/2028, Series 2023-1A, Class A3(1)		1,609		1,609
6.79%, 11/15/2028, Series 2023-1A, Class D(1)		3,345		3,429

	$		$
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)		7,312		7,505
Westlake Automobile Receivables Trust 2023-3
6.02%, 09/15/2028, Series 2023-3A, Class C(1)		7,800		7,929
Westlake Automobile Receivables Trust 2024-3
4.71%, 04/17/2028, Series 2024-3A, Class A3(1)		6,337		6,349
WF Card Issuance Trust
4.94%, 02/15/2029, Series 2024-A1, Class A		6,923		7,006
Wheels Fleet Lease Funding 1 LLC
5.80%, 04/18/2038, Series 2023-1A, Class A(1)		8,907		8,979
World Omni Auto Receivables Trust 2023-D
5.79%, 02/15/2029, Series 2023-D, Class A3		2,600		2,639
World Omni Automobile Lease Securitization Trust 2023-A
5.04%, 07/17/2028, Series 2023-A, Class A4		1,470		1,472
World Omni Automobile Lease Securitization Trust 2024-A
5.25%, 09/17/2029, Series 2024-A, Class A4		3,640		3,692
World Omni Select Auto Trust 2021-A
1.09%, 11/15/2027, Series 2021-A, Class C		2,350		2,315
Zais CLO 7 Ltd.
5.85% (3 Month Term SOFR + 1.55%), 04/15/2030, Series 2017-2A, Class A(1)(2)		174		174

Total Asset-Backed Obligations (Cost: $2,068,824)				2,066,772

Corporate Bonds – 28.24%
Basic Materials – 1.00%
Albemarle Corp.
5.45%, 12/01/2044		600		540
Anglo American Capital Plc
4.75%, 04/10/2027(1)		3,980		3,982
5.63%, 04/01/2030(1)		4,300		4,421
5.75%, 04/05/2034(1)		16,632		16,867
ArcelorMittal SA
6.75%, 03/01/2041		3,462		3,606
6.80%, 11/29/2032		3,000		3,229
BHP Billiton Finance USA Ltd.
5.00%, 02/21/2030		7,176		7,292
5.13%, 02/21/2032		4,834		4,886
5.30%, 02/21/2035		1,420		1,432
CF Industries, Inc.
4.95%, 06/01/2043		1,800		1,572
5.38%, 03/15/2044		2,040		1,867
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027(1)		3,982		3,884
6.44%, 01/26/2036(1)		2,076		2,157
Dow Chemical Co.
4.55%, 11/30/2025		437		436
DuPont de Nemours, Inc.
4.73%, 11/15/2028		6,860		6,887
5.32%, 11/15/2038		3,425		3,532
5.42%, 11/15/2048		665		670
Freeport Indonesia PT
4.76%, 04/14/2027(1)		660		655
5.32%, 04/14/2032(1)		3,422		3,358
Glencore Funding LLC
2.63%, 09/23/2031(1)		4,000		3,449
3.88%, 10/27/2027(1)		875		857
3.88%, 04/27/2051(1)		1,000		720
4.00%, 03/27/2027(1)		17,716		17,473
4.91%, 04/01/2028(1)		3,946		3,962
5.34%, 04/04/2027(1)		6,597		6,681
5.63%, 04/04/2034(1)		2,450		2,460
5.67%, 04/01/2035(1)		11,494		11,533
5.70%, 05/08/2033(1)		1,700		1,738
6.38%, 10/06/2030(1)		2,618		2,776
6.50%, 10/06/2033(1)		7,000		7,496
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
4.75%, 05/15/2025(1)		5,657		5,650
6.53%, 11/15/2028(1)		4,636		4,855
LYB International Finance BV
4.88%, 03/15/2044		300		259
5.25%, 07/15/2043		610		551
LYB International Finance III LLC
1.25%, 10/01/2025		692		680
Minera Mexico SA de CV
5.63%, 02/12/2032(1)		2,755		2,728
Newmont Corp. / Newcrest Finance Pty Ltd.
5.35%, 03/15/2034		15,404		15,546
Nutrien Ltd.
4.13%, 03/15/2035		1,960		1,763
4.20%, 04/01/2029		420		412
5.25%, 01/15/2045		1,444		1,338
OCP SA
6.75%, 05/02/2034(1)		5,033		5,168

	$		$
Reliance, Inc.
2.15%, 08/15/2030		3,100		2,693
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035		54		57
Rio Tinto Finance USA Plc
4.88%, 03/14/2030		3,378		3,413
5.25%, 03/14/2035		1,910		1,925
5.88%, 03/14/2065		1,406		1,422
Samarco Mineracao SA
9.00%, 06/30/2031(1)(6)		636		616
Sasol Financing USA LLC
6.50%, 09/27/2028		1,555		1,492
Union Carbide Corp.
7.75%, 10/01/2096		681		831
Vale Overseas Ltd.
6.13%, 06/12/2033		10,035		10,262
6.40%, 06/28/2054		3,938		3,886
6.88%, 11/21/2036		5,167		5,586

Total Basic Materials				201,551

Communications – 1.95%
Amazon.com, Inc.
3.88%, 08/22/2037		1,700		1,528
3.95%, 04/13/2052		4,000		3,188
AT&T, Inc.
1.65%, 02/01/2028		525		486
2.25%, 02/01/2032		15,230		12,845
2.55%, 12/01/2033		7,830		6,419
2.75%, 06/01/2031		2,315		2,058
3.50%, 06/01/2041		1,353		1,044
3.50%, 09/15/2053		16,397		11,181
3.55%, 09/15/2055		10,545		7,146
3.65%, 06/01/2051		1,565		1,108
3.65%, 09/15/2059		1,685		1,136
3.80%, 12/01/2057		987		693
4.50%, 05/15/2035		7,570		7,115
4.65%, 06/01/2044		2,145		1,850
5.40%, 02/15/2034		7,850		7,976
6.00%, 08/15/2040		2,275		2,332
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033		3,000		2,961
British Telecommunications Plc
9.63%, 12/15/2030		5,000		6,105
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041		13,115		9,085
3.50%, 03/01/2042		8,745		5,982
3.70%, 04/01/2051		2,580		1,627
3.90%, 06/01/2052		1,827		1,181
4.91%, 07/23/2025		2,305		2,304
5.05%, 03/30/2029		2,000		1,991
5.25%, 04/01/2053		1,154		933
5.38%, 04/01/2038		835		753
5.75%, 04/01/2048		1,671		1,441
6.38%, 10/23/2035		4,000		4,054
6.55%, 06/01/2034		6,000		6,172
6.83%, 10/23/2055		690		671
Cisco Systems, Inc.
4.55%, 02/24/2028		3,205		3,232
4.95%, 02/24/2032		9,802		9,939
Comcast Corp.
2.89%, 11/01/2051		2,519		1,536
2.94%, 11/01/2056		845		496
2.99%, 11/01/2063		2,980		1,694
3.25%, 11/01/2039		3,295		2,559
3.75%, 04/01/2040		2,195		1,801
3.90%, 03/01/2038		455		390
3.97%, 11/01/2047		154		119
4.00%, 11/01/2049		638		489
4.05%, 11/01/2052		156		119
4.20%, 08/15/2034		555		518
4.25%, 01/15/2033		3,107		2,954
5.35%, 05/15/2053		7,275		6,786
5.65%, 06/01/2054		1,937		1,897
Corning, Inc.
3.90%, 11/15/2049		960		725
Cox Communications, Inc.
2.60%, 06/15/2031(1)		15,920		13,707
2.95%, 10/01/2050(1)		1,275		731
3.35%, 09/15/2026(1)		369		362
3.50%, 08/15/2027(1)		8,245		8,040
3.60%, 06/15/2051(1)		1,250		815
4.80%, 02/01/2035(1)		6,000		5,554
Crown Castle Towers LLC
3.66%, 05/15/2025(1)		955		953

	$		$
Deutsche Telekom International Finance BV
8.75%, 06/15/2030		49		58
Discovery Communications LLC
3.63%, 05/15/2030		1,650		1,484
eBay, Inc.
2.60%, 05/10/2031		8,000		7,043
Fibercop SpA
7.20%, 07/18/2036(1)		1,231		1,185
Grupo Televisa SAB
6.13%, 01/31/2046		220		185
Meta Platforms, Inc.
5.40%, 08/15/2054		10,235		10,028
5.55%, 08/15/2064		794		781
5.60%, 05/15/2053		3,065		3,090
NBCUniversal Media LLC
4.45%, 01/15/2043		10		9
NBN Co. Ltd.
2.63%, 05/05/2031(1)		15,025		13,384
Paramount Global
5.85%, 09/01/2043		927		812
Rogers Communications, Inc.
3.80%, 03/15/2032		4,650		4,221
5.30%, 02/15/2034		12,145		11,922
Sprint Capital Corp.
6.88%, 11/15/2028		6,399		6,831
Telecom Italia Capital SA
7.20%, 07/18/2036		413		415
Telefonica Emisiones SA
4.10%, 03/08/2027		2,215		2,197
4.90%, 03/06/2048		4,575		3,846
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033		529		604
Time Warner Cable LLC
5.50%, 09/01/2041		6,815		5,911
5.88%, 11/15/2040		1,275		1,169
6.55%, 05/01/2037		375		372
6.75%, 06/15/2039		539		539
7.30%, 07/01/2038		1,253		1,315
T-Mobile USA, Inc.
3.00%, 02/15/2041		2,300		1,669
3.40%, 10/15/2052		2,140		1,446
3.60%, 11/15/2060		3,920		2,624
3.88%, 04/15/2030		44,285		42,453
5.13%, 05/15/2032		6,500		6,541
5.65%, 01/15/2053		1,000		976
Uber Technologies, Inc.
4.80%, 09/15/2034		7,620		7,401
Verizon Communications, Inc.
1.68%, 10/30/2030		765		651
2.36%, 03/15/2032		26,930		22,788
2.55%, 03/21/2031		11,387		10,034
2.65%, 11/20/2040		2,329		1,636
3.15%, 03/22/2030		515		480
3.40%, 03/22/2041		1,500		1,155
3.70%, 03/22/2061		3,000		2,066
4.02%, 12/03/2029		197		192
4.27%, 01/15/2036		2,311		2,120
4.33%, 09/21/2028		17,260		17,171
4.40%, 11/01/2034		2,500		2,361
4.78%, 02/15/2035(1)		1,097		1,065
4.81%, 03/15/2039		7,941		7,416
Vodafone Group Plc
5.63%, 02/10/2053		475		446
6.15%, 02/27/2037		1,631		1,728

Total Communications				390,601

Consumer, Cyclical – 1.36%
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025(1)		1,080		1,079
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027(1)		495		484
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027(1)		841		820
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030(1)		1,970		1,841
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030(1)		3,814		3,572
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026		241		237
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		5,370		5,204
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027		407		394

	$		$
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028		755		716
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028		957		911
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028		937		885
Aptiv Swiss Holdings Ltd.
5.15%, 09/13/2034		7,495		7,086
AutoZone, Inc.
1.65%, 01/15/2031		1,540		1,295
BorgWarner, Inc.
4.95%, 08/15/2029		3,000		3,004
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031(1)		1,477		1,403
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)		693		668
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)		1,196		1,114
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(1)		733		541
Daimler Truck Finance North America LLC
5.38%, 01/13/2032(1)		4,564		4,569
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/2028		1,157		1,081
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75%, 10/20/2028(1)		12,625		12,573
Ford Motor Credit Co. LLC
2.90%, 02/10/2029		6,720		6,012
3.63%, 06/17/2031		1,265		1,088
4.00%, 11/13/2030		4,720		4,226
5.80%, 03/08/2029		10,735		10,630
5.88%, 11/07/2029		2,315		2,290
5.92%, 03/20/2028		3,720		3,737
6.13%, 03/08/2034		5,112		4,904
6.80%, 11/07/2028		435		447
7.35%, 03/06/2030		1,265		1,324
General Motors Co.
5.00%, 04/01/2035		8,365		7,721
6.60%, 04/01/2036		685		707
General Motors Financial Co., Inc.
2.40%, 10/15/2028		4,160		3,806
4.30%, 07/13/2025		1,765		1,762
5.05%, 04/04/2028		5,000		5,005
5.40%, 05/08/2027		810		818
Home Depot, Inc.
3.63%, 04/15/2052		2,600		1,908
4.40%, 03/15/2045		268		231
Hyatt Hotels Corp.
5.75%, 01/30/2027		2,370		2,411
Hyundai Capital America
1.30%, 01/08/2026(1)		1,005		979
1.50%, 06/15/2026(1)		2,215		2,132
1.80%, 10/15/2025(1)		1,190		1,171
1.80%, 01/10/2028(1)		2,170		1,999
2.38%, 10/15/2027(1)		1,200		1,132
3.00%, 02/10/2027(1)		675		654
4.55%, 09/26/2029(1)		2,100		2,055
4.85%, 03/25/2027(1)		21,958		21,954
5.15%, 03/27/2030(1)		24,783		24,695
5.68%, 06/26/2028(1)		5,000		5,104
6.10%, 09/21/2028(1)		3,502		3,630
Kia Corp.
1.75%, 10/16/2026(1)		1,620		1,554
LG Energy Solution Ltd.
5.88%, 04/02/2035(1)		5,000		4,989
Marriott International, Inc.
3.50%, 10/15/2032		6,693		5,968
4.90%, 04/15/2029		809		814
McDonald’s Corp.
4.45%, 03/01/2047		360		305
4.70%, 12/09/2035		216		209
6.30%, 10/15/2037		394		430
O’Reilly Automotive, Inc.
3.60%, 09/01/2027		802		785
4.70%, 06/15/2032		3,150		3,085
Sands China Ltd.
5.40%, 08/08/2028		249		249
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031(1)		2,008		1,673
6.45%, 03/18/2035(1)		4,765		4,729
Toll Brothers Finance Corp.
4.35%, 02/15/2028		16,345		16,118

	$		$
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025		2,132		2,123
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026		541		535
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028		1,073		1,019
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028		4,828		4,584
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026		998		982
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028		1,935		1,793
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028		1,161		1,091
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025		1,281		1,268
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		2,629		2,464
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030		2,325		2,209
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026		626		618
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031		1,515		1,425
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		1,733		1,657
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032		2,272		2,015
United Airlines 2024-1 Class AA Pass-Through Trust
5.45%, 02/15/2037		2,394		2,413
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(1)		897		824
4.35%, 06/08/2027(1)		12,500		12,353
5.65%, 03/25/2032(1)		3,245		3,231
Warnermedia Holdings, Inc.
4.28%, 03/15/2032		6,000		5,286
5.05%, 03/15/2042		5,610		4,487
5.14%, 03/15/2052		6,547		4,773

Total Consumer, Cyclical				272,067

Consumer, Non-cyclical – 3.32%
AbbVie, Inc.
4.05%, 11/21/2039		8,792		7,710
4.25%, 11/21/2049		741		614
4.40%, 11/06/2042		1,700		1,501
4.45%, 05/14/2046		425		369
4.55%, 03/15/2035		6,025		5,817
4.70%, 05/14/2045		3,255		2,940
5.05%, 03/15/2034		4,510		4,542
5.20%, 03/15/2035		7,045		7,157
Aetna, Inc.
4.50%, 05/15/2042		4,205		3,489
4.75%, 03/15/2044		1,800		1,527
6.75%, 12/15/2037		341		367
AHS Hospital Corp.
2.78%, 07/01/2051		2,730		1,690
Altria Group, Inc.
2.45%, 02/04/2032		3,845		3,244
Amgen, Inc.
1.65%, 08/15/2028		1,155		1,056
3.00%, 01/15/2052		2,500		1,613
3.15%, 02/21/2040		3,350		2,560
4.66%, 06/15/2051		1,225		1,047
5.60%, 03/02/2043		2,889		2,864
5.65%, 03/02/2053		4,146		4,067
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036		7,057		6,805
4.90%, 02/01/2046		5,555		5,122
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 01/15/2042		2,735		2,577
5.45%, 01/23/2039		1,200		1,219
Ascension Health
3.11%, 11/15/2039		2,670		2,093
Ashtead Capital, Inc.
5.80%, 04/15/2034(1)		5,000		5,029
AstraZeneca Plc
4.00%, 09/18/2042		540		457
6.45%, 09/15/2037		500		559
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050		2,280		1,641
BAT Capital Corp.
2.26%, 03/25/2028		2,000		1,869
2.73%, 03/25/2031		6,820		6,040

	$		$
3.56%, 08/15/2027		952		929
4.39%, 08/15/2037		10,160		8,921
4.54%, 08/15/2047		3,008		2,403
4.76%, 09/06/2049		908		739
5.63%, 08/15/2035		6,593		6,619
Baxalta, Inc.
5.25%, 06/23/2045		50		47
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(1)		3,755		2,814
5.38%, 01/09/2036(1)		535		526
6.05%, 01/15/2029(1)		238		247
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050		1,730		1,187
Boston Scientific Corp.
4.55%, 03/01/2039		356		333
6.50%, 11/15/2035		845		937
Bristol-Myers Squibb Co.
3.70%, 03/15/2052		1,704		1,257
4.13%, 06/15/2039		1,512		1,337
4.55%, 02/20/2048		1,374		1,186
5.55%, 02/22/2054		268		264
5.65%, 02/22/2064		2,455		2,405
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031		3,900		3,456
4.20%, 09/17/2029		2,812		2,764
4.65%, 09/17/2034		2,895		2,799
Cencora, Inc.
5.15%, 02/15/2035		4,835		4,834
Children’s Health System of Texas
2.51%, 08/15/2050		2,270		1,367
Children’s Hospital
2.93%, 07/15/2050		1,340		860
Children’s Hospital Corp.
2.59%, 02/01/2050		1,290		784
Cigna Group
3.25%, 04/15/2025		970		969
4.38%, 10/15/2028		15,325		15,207
4.80%, 07/15/2046		218		190
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032		1,500		1,223
CommonSpirit Health
1.55%, 10/01/2025		1,290		1,270
2.78%, 10/01/2030		5,925		5,328
3.91%, 10/01/2050		1,265		934
Conagra Brands, Inc.
1.38%, 11/01/2027		1,755		1,614
7.00%, 10/01/2028		3,250		3,479
Constellation Brands, Inc.
2.88%, 05/01/2030		3,620		3,284
4.50%, 05/09/2047		180		148
4.75%, 05/09/2032		400		390
Cottage Health Obligated Group
3.30%, 11/01/2049		1,530		1,077
CVS Health Corp.
4.78%, 03/25/2038		9,328		8,370
4.88%, 07/20/2035		500		470
5.00%, 01/30/2029		783		787
5.05%, 03/25/2048		5,000		4,267
5.25%, 02/21/2033		3,100		3,061
6.00%, 06/01/2044		5,685		5,554
6.05%, 06/01/2054		1,550		1,504
CVS Pass-Through Trust
5.77%, 01/10/2033(1)		535		536
5.93%, 01/10/2034(1)		417		420
7.51%, 01/10/2032(1)		574		612
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(1)		575		627
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)		681		658
Dentsply Sirona, Inc.
3.25%, 06/01/2030		3,000		2,692
DH Europe Finance II Sarl
3.25%, 11/15/2039		431		342
Element Fleet Management Corp.
5.04%, 03/25/2030(1)		9,825		9,827
6.27%, 06/26/2026(1)		7,530		7,666
6.32%, 12/04/2028(1)		2,390		2,513
Elevance Health, Inc.
4.10%, 03/01/2028		920		910
4.38%, 12/01/2047		4,500		3,691
4.63%, 05/15/2042		400		353
4.65%, 01/15/2043		391		344

	$		$
4.65%, 08/15/2044		395		344
5.70%, 02/15/2055		3,435		3,348
Eli Lilly & Co.
5.00%, 02/09/2054		2,010		1,885
ERAC USA Finance LLC
4.50%, 02/15/2045(1)		300		260
5.63%, 03/15/2042(1)		357		359
Experian Finance Plc
2.75%, 03/08/2030(1)		9,240		8,452
Ford Foundation
2.82%, 06/01/2070		790		448
Fresenius Medical Care U.S. Finance III, Inc.
3.00%, 12/01/2031(1)		8,000		6,878
General Mills, Inc.
3.00%, 02/01/2051		3,007		1,929
Gilead Sciences, Inc.
1.65%, 10/01/2030		1,700		1,454
2.60%, 10/01/2040		6,900		4,923
4.60%, 09/01/2035		4,225		4,077
Global Payments, Inc.
3.20%, 08/15/2029		4,843		4,534
5.30%, 08/15/2029		964		979
Grupo Bimbo SAB de CV
4.70%, 11/10/2047(1)		4,500		3,805
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041		3,780		2,664
2.88%, 09/01/2050		2,000		1,288
Haleon U.S. Capital LLC
3.38%, 03/24/2029		2,865		2,738
Hartford HealthCare Corp.
3.45%, 07/01/2054		3,370		2,406
HCA, Inc.
3.50%, 07/15/2051		116		76
3.63%, 03/15/2032		3,500		3,164
4.50%, 02/15/2027		7,000		6,976
5.13%, 06/15/2039		1,715		1,592
5.50%, 06/15/2047		1,955		1,800
5.75%, 03/01/2035		3,665		3,698
5.88%, 02/01/2029		4,000		4,122
5.95%, 09/15/2054		1,300		1,249
6.10%, 04/01/2064		6,000		5,798
Hershey Co.
4.75%, 02/24/2030		5,895		5,965
4.95%, 02/24/2032		3,032		3,065
5.10%, 02/24/2035		13,897		14,007
Humana, Inc.
5.38%, 04/15/2031		21,075		21,238
5.55%, 05/01/2035		5,213		5,154
Icon Investments Six DAC
5.85%, 05/08/2029		6,925		7,144
J M Smucker Co.
6.20%, 11/15/2033		1,225		1,304
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 05/15/2032		7,450		6,409
3.63%, 01/15/2032		4,875		4,393
3.75%, 12/01/2031		2,700		2,464
5.75%, 04/01/2033		7,500		7,619
6.75%, 03/15/2034		3,176		3,429
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group
5.95%, 04/20/2035(1)		1,100		1,131
6.38%, 02/25/2055(1)		2,700		2,759
Johnson & Johnson
4.85%, 03/01/2032		6,011		6,107
5.00%, 03/01/2035		10,415		10,597
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046		3,850		3,216
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(1)		7,500		6,595
Kraft Heinz Foods Co.
4.38%, 06/01/2046		6,113		4,997
4.63%, 10/01/2039		2,357		2,137
Kroger Co.
4.45%, 02/01/2047		1,600		1,331
5.00%, 09/15/2034		6,090		5,952
5.40%, 07/15/2040		95		93
5.50%, 09/15/2054		780		736
Laboratory Corp. of America Holdings
2.95%, 12/01/2029		2,190		2,026
Mars, Inc.
4.60%, 03/01/2028(1)		7,890		7,922
4.80%, 03/01/2030(1)		3,322		3,341
5.20%, 03/01/2035(1)		14,950		15,024

	$		$
5.65%, 05/01/2045(1)		7,627		7,644
Massachusetts Institute of Technology
3.89%, 07/01/2116		2,906		2,061
4.68%, 07/01/2114		1,645		1,405
Memorial Health Services
3.45%, 11/01/2049		3,040		2,200
Merck & Co., Inc.
2.75%, 12/10/2051		1,415		876
2.90%, 12/10/2061		1,485		866
4.00%, 03/07/2049		1,340		1,073
Molson Coors Beverage Co.
4.20%, 07/15/2046		1,511		1,218
Mount Sinai Hospital
3.98%, 07/01/2048		999		735
Mylan, Inc.
5.20%, 04/15/2048		2,483		1,935
5.40%, 11/29/2043		2,625		2,195
MyMichigan Health
3.41%, 06/01/2050		3,480		2,459
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052		646		565
NYU Langone Hospitals
3.38%, 07/01/2055		1,270		873
Orlando Health Obligated Group
4.09%, 10/01/2048		2,605		2,119
Pepperdine University
3.30%, 12/01/2059		1,440		941
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043		2,113		2,015
5.30%, 05/19/2053		11,060		10,501
Philip Morris International, Inc.
5.13%, 02/13/2031		9,615		9,783
Piedmont Healthcare, Inc.
2.86%, 01/01/2052		2,195		1,360
President & Fellows of Harvard College
3.30%, 07/15/2056		4,420		3,068
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026		865		842
Quanta Services, Inc.
2.35%, 01/15/2032		2,965		2,490
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030		2,800		2,388
RELX Capital, Inc.
5.25%, 03/27/2035		5,065		5,104
Revvity, Inc.
3.63%, 03/15/2051		3,400		2,379
Reynolds American, Inc.
4.45%, 06/12/2025		3,100		3,096
5.70%, 08/15/2035		3,025		3,047
Roche Holdings, Inc.
4.59%, 09/09/2034(1)		4,875		4,770
5.59%, 11/13/2033(1)		7,570		7,953
Royalty Pharma Plc
1.20%, 09/02/2025		874		860
2.15%, 09/02/2031		1,291		1,082
S&P Global, Inc.
2.90%, 03/01/2032		2,118		1,889
Solventum Corp.
5.60%, 03/23/2034		18,335		18,585
Stryker Corp.
4.85%, 02/10/2030		3,988		4,028
Sysco Corp.
5.10%, 09/23/2030		3,198		3,246
5.95%, 04/01/2030		5,000		5,241
6.60%, 04/01/2050		1,000		1,085
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040		3,675		2,742
3.18%, 07/09/2050		3,788		2,489
5.65%, 07/05/2044		881		880
Texas Health Resources
2.33%, 11/15/2050		970		556
4.33%, 11/15/2055		1,000		820
The Campbell’s Co.
2.38%, 04/24/2030		895		799
3.13%, 04/24/2050		494		324
Trustees of Columbia University in the City of New York
4.36%, 10/01/2035		4,354		4,156
Tyson Foods, Inc.
5.70%, 03/15/2034		2,110		2,162
UnitedHealth Group, Inc.
3.25%, 05/15/2051		1,395		932
3.50%, 08/15/2039		1,675		1,363

	$		$
4.75%, 05/15/2052		7,015		6,064
5.05%, 04/15/2053		7,745		7,014
5.63%, 07/15/2054		11,505		11,292
5.88%, 02/15/2053		1,495		1,516
University of Chicago
2.76%, 04/01/2045		1,575		1,211
University of Miami
4.06%, 04/01/2052		1,280		1,023
University of Southern California
3.23%, 10/01/2120		1,370		790
Utah Acquisition Sub, Inc.
5.25%, 06/15/2046		2,877		2,302
Verisk Analytics, Inc.
5.75%, 04/01/2033		2,280		2,370
Viatris, Inc.
2.30%, 06/22/2027		3,525		3,319
3.85%, 06/22/2040		3,625		2,635
4.00%, 06/22/2050		4,880		3,201
Viterra Finance BV
3.20%, 04/21/2031(1)		10,250		9,230
5.25%, 04/21/2032(1)		5,295		5,288
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050		1,530		894
Zoetis, Inc.
2.00%, 05/15/2030		1,590		1,398

Total Consumer, Non-cyclical				665,065

Energy – 3.36%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(1)		3,263		2,925
Adnoc Murban Rsc Ltd.
4.25%, 09/11/2029(1)		5,318		5,218
5.13%, 09/11/2054(1)		4,110		3,749
Aker BP ASA
3.10%, 07/15/2031(1)		2,730		2,404
3.75%, 01/15/2030(1)		5,789		5,469
5.13%, 10/01/2034(1)		1,950		1,861
5.60%, 06/13/2028(1)		3,380		3,452
5.80%, 10/01/2054(1)		700		638
6.00%, 06/13/2033(1)		19,565		19,953
Boardwalk Pipelines LP
3.60%, 09/01/2032		5,000		4,465
5.95%, 06/01/2026		3,000		3,032
BP Capital Markets America, Inc.
2.94%, 06/04/2051		3,935		2,483
4.89%, 09/11/2033		2,000		1,971
Canadian Natural Resources Ltd.
5.00%, 12/15/2029(1)		17,435		17,427
6.25%, 03/15/2038		5,000		5,187
6.50%, 02/15/2037		118		124
Cenovus Energy, Inc.
5.25%, 06/15/2037		1,977		1,900
5.40%, 06/15/2047		192		171
Cheniere Energy Partners LP
5.75%, 08/15/2034		4,000		4,057
5.95%, 06/30/2033		3,000		3,081
Cheniere Energy, Inc.
5.65%, 04/15/2034		1,630		1,649
Chevron Corp.
2.24%, 05/11/2030		4,870		4,373
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045		2,700		2,641
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031(1)		992		980
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035(1)		7,295		7,211
5.96%, 02/15/2055(1)		4,940		4,788
6.04%, 11/15/2033(1)		1,000		1,032
ConocoPhillips Co.
5.50%, 01/15/2055		3,090		2,986
Continental Resources, Inc.
2.27%, 11/15/2026(1)		3,235		3,101
Coterra Energy, Inc.
3.90%, 05/15/2027		3,045		2,998
5.40%, 02/15/2035		2,575		2,534
Devon Energy Corp.
4.50%, 01/15/2030		3,664		3,599
5.00%, 06/15/2045		2,539		2,154
5.75%, 09/15/2054		2,685		2,458
7.88%, 09/30/2031		1,571		1,788
Diamondback Energy, Inc.
5.55%, 04/01/2035		4,625		4,643

	$		$
DT Midstream, Inc.
5.80%, 12/15/2034(1)		2,500		2,512
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054		1,000		965
6.20%, 01/15/2055		1,445		1,511
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044		1,300		1,109
Ecopetrol SA
8.63%, 01/19/2029		6,705		7,111
Enbridge Energy Partners LP
7.38%, 10/15/2045		2,600		2,979
7.50%, 04/15/2038		4,949		5,690
Enbridge, Inc.
3.70%, 07/15/2027		5,001		4,909
5.63%, 04/05/2034		2,940		2,987
5.70%, 03/08/2033		2,430		2,494
Energy Transfer LP
3.90%, 07/15/2026		3,769		3,736
4.95%, 01/15/2043		1,482		1,281
5.00%, 05/15/2050		1,115		939
5.25%, 04/15/2029		5,631		5,697
5.30%, 04/01/2044		200		179
5.40%, 10/01/2047		1,500		1,343
5.55%, 05/15/2034		11,305		11,298
5.70%, 04/01/2035		8,472		8,535
6.00%, 02/01/2029(1)		5,000		5,084
6.00%, 06/15/2048		1,000		968
6.05%, 06/01/2041		2,000		1,970
6.05%, 09/01/2054		3,853		3,741
6.10%, 12/01/2028		3,360		3,508
6.13%, 12/15/2045		810		796
6.20%, 04/01/2055		3,000		2,975
6.25%, 04/15/2049		3,505		3,477
6.40%, 12/01/2030		2,495		2,659
6.50%, 02/01/2042		3,000		3,100
6.55%, 12/01/2033		1,385		1,481
6.63%, 10/15/2036		2,000		2,150
ENI SpA
4.25%, 05/09/2029(1)		2,825		2,787
5.70%, 10/01/2040(1)		557		538
5.95%, 05/15/2054(1)		1,500		1,467
ENI USA, Inc.
7.30%, 11/15/2027		400		426
Enterprise Products Operating LLC
4.85%, 08/15/2042		4,000		3,653
4.95%, 02/15/2035		5,100		5,029
4.95%, 10/15/2054		177		155
5.75%, 03/01/2035		1,075		1,107
EQT Corp.
3.90%, 10/01/2027		601		590
Exxon Mobil Corp.
3.00%, 08/16/2039		3,535		2,753
3.10%, 08/16/2049		2,040		1,388
Flex Intermediate Holdco LLC
4.32%, 12/30/2039(1)		1,365		1,078
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(1)		2,164		1,769
Gray Oak Pipeline LLC
2.60%, 10/15/2025(1)		5,580		5,499
Greensaif Pipelines Bidco Sarl
6.51%, 02/23/2042(1)		2,235		2,334
Halliburton Co.
4.75%, 08/01/2043		565		496
4.85%, 11/15/2035		200		192
7.60%, 08/15/2096(1)		258		305
Harbour Energy Plc
6.33%, 04/01/2035(1)		4,487		4,467
Helmerich & Payne, Inc.
4.85%, 12/01/2029(1)		1,500		1,457
Hess Corp.
4.30%, 04/01/2027		6,702		6,668
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044		6,634		6,239
6.95%, 01/15/2038		8,490		9,356
7.50%, 11/15/2040		483		558
Kinder Morgan, Inc.
5.00%, 02/01/2029		2,753		2,776
5.05%, 02/15/2046		600		526
7.80%, 08/01/2031		8,273		9,431
Marathon Petroleum Corp.
4.50%, 04/01/2048		3,000		2,369
5.13%, 12/15/2026		5,003		5,040

	$		$
MPLX LP
2.65%, 08/15/2030		7,390		6,580
4.50%, 04/15/2038		4,000		3,512
5.20%, 03/01/2047		695		611
5.20%, 12/01/2047		560		493
5.40%, 04/01/2035		14,895		14,635
5.50%, 06/01/2034		6,610		6,586
5.95%, 04/01/2055		1,345		1,296
NGPL PipeCo LLC
3.25%, 07/15/2031(1)		2,055		1,800
Northern Natural Gas Co.
5.63%, 02/01/2054(1)		560		548
Occidental Petroleum Corp.
4.30%, 08/15/2039		1,190		961
5.20%, 08/01/2029		725		725
5.38%, 01/01/2032		700		690
5.55%, 10/01/2034		5,000		4,884
6.45%, 09/15/2036		4,000		4,117
7.88%, 09/15/2031		4,401		4,944
8.88%, 07/15/2030		5,481		6,276
ONEOK Partners LP
6.20%, 09/15/2043		2,500		2,516
6.65%, 10/01/2036		1,050		1,133
ONEOK, Inc.
3.10%, 03/15/2030		13,970		12,861
4.20%, 03/15/2045		5,725		4,369
4.75%, 10/15/2031		7,166		7,023
4.85%, 07/15/2026		16,707		16,725
5.63%, 01/15/2028(1)		11,000		11,185
6.50%, 09/01/2030(1)		16,424		17,424
Ovintiv, Inc.
6.50%, 02/01/2038		2,732		2,817
7.10%, 07/15/2053		4,143		4,377
8.13%, 09/15/2030		2,618		2,971
Petroleos Mexicanos
6.49%, 01/23/2027		1,185		1,161
6.50%, 03/13/2027		1,090		1,066
6.50%, 01/23/2029		970		912
6.88%, 08/04/2026		2,390		2,375
Petronas Capital Ltd.
5.34%, 04/03/2035(1)		7,611		7,662
5.85%, 04/03/2055(1)		1,790		1,815
Phillips 66
5.88%, 05/01/2042		3,000		2,997
Pioneer Natural Resources Co.
1.90%, 08/15/2030		10,650		9,257
5.10%, 03/29/2026		2,810		2,829
Plains All American Pipeline LP
5.95%, 06/15/2035		10,644		10,849
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029		2,800		2,638
QatarEnergy
1.38%, 09/12/2026(1)		1,534		1,465
2.25%, 07/12/2031(1)		3,240		2,799
Reliance Industries Ltd.
2.88%, 01/12/2032(1)		3,000		2,605
Sabal Trail Transmission LLC
4.68%, 05/01/2038(1)		10,000		8,968
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030		3,320		3,259
Santos Finance Ltd.
3.65%, 04/29/2031(1)		5,891		5,340
6.88%, 09/19/2033(1)		3,160		3,386
Shell Finance U.S., Inc.
2.75%, 04/06/2030		3,300		3,036
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027(1)		775		775
5.03%, 10/01/2029(1)		885		878
5.58%, 10/01/2034(1)		9,175		8,983
Spectra Energy Partners LP
4.50%, 03/15/2045		3,000		2,473
Suncor Energy, Inc.
5.95%, 12/01/2034		1,048		1,086
6.80%, 05/15/2038		230		248
7.88%, 06/15/2026		543		563
Targa Resources Corp.
5.20%, 07/01/2027		4,000		4,047
5.50%, 02/15/2035		3,480		3,459
5.55%, 08/15/2035		3,000		2,996
6.15%, 03/01/2029		7,916		8,277
TC PipeLines LP
3.90%, 05/25/2027		5,000		4,917

	$		$
TotalEnergies Capital International SA
2.99%, 06/29/2041		4,000		2,916
3.13%, 05/29/2050		2,465		1,639
3.46%, 07/12/2049		1,905		1,362
TransCanada PipeLines Ltd.
6.20%, 10/15/2037		573		593
Valero Energy Corp.
4.35%, 06/01/2028		3,416		3,391
6.63%, 06/15/2037		5,000		5,362
Var Energi ASA
5.00%, 05/18/2027(1)		11,460		11,513
7.50%, 01/15/2028(1)		2,200		2,331
8.00%, 11/15/2032(1)		4,000		4,494
Western Midstream Operating LP
4.05%, 02/01/2030		4,261		4,067
5.30%, 03/01/2048		7,544		6,477
5.45%, 11/15/2034		9,374		9,159
6.15%, 04/01/2033		2,000		2,065
6.35%, 01/15/2029		4,731		4,940
Williams Companies, Inc.
2.60%, 03/15/2031		2,530		2,223
3.75%, 06/15/2027		2,014		1,980
4.85%, 03/01/2048		3,000		2,594
4.90%, 01/15/2045		2,355		2,072
5.10%, 09/15/2045		4,510		4,072
5.40%, 03/04/2044		2,750		2,597
5.60%, 03/15/2035		12,543		12,784
5.65%, 03/15/2033		3,350		3,433
5.75%, 06/24/2044		2,500		2,460
6.00%, 03/15/2055		535		539
6.30%, 04/15/2040		333		351
Woodside Finance Ltd.
5.10%, 09/12/2034		7,000		6,791

Total Energy				673,524

Financials – 11.58%
200 Park Funding Trust
5.74%, 02/15/2055(1)		3,000		2,977
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(2)		5,000		4,817
2.47% (1 Year CMT Index + 1.10%), 12/13/2029(1)(2)		1,300		1,198
3.32% (5 Year CMT Index + 1.90%), 03/13/2037(1)(2)		2,500		2,174
4.75%, 07/28/2025(1)		5,000		4,989
5.52% (1 Year CMT Index + 1.25%), 12/03/2035(1)(2)		3,200		3,208
6.34% (1 Year CMT Index + 1.65%), 09/18/2027(1)(2)		8,900		9,101
6.58% (1 Year CMT Index + 1.55%), 10/13/2026(1)(2)		4,400		4,443
AEGON Funding Co. LLC
5.50%, 04/16/2027(1)		3,500		3,548
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026		2,345		2,266
3.00%, 10/29/2028		17,440		16,388
3.30%, 01/30/2032		11,225		9,945
4.45%, 10/01/2025		3,500		3,495
5.10%, 01/19/2029		755		762
5.38%, 12/15/2031		2,188		2,205
6.10%, 01/15/2027		3,680		3,763
6.50%, 07/15/2025		1,848		1,853
AIA Group Ltd.
3.20%, 09/16/2040(1)		915		703
AIB Group Plc
5.87% (SOFR + 1.91%), 03/28/2035(1)(2)		6,500		6,616
6.61% (SOFR + 2.33%), 09/13/2029(1)(2)		6,070		6,408
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(1)		955		1,043
Aircastle Ltd. / Aircastle Ireland DAC
5.25%, 03/15/2030(1)		2,345		2,337
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033		1,190		938
2.00%, 05/18/2032		2,180		1,777
3.80%, 04/15/2026		338		335
4.00%, 02/01/2050		1,451		1,079
5.50%, 10/01/2035		5,430		5,454
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2173(2)		3,475		3,356
5.44% (SOFR + 1.32%), 01/30/2036(2)		2,585		2,613
American National Group, Inc.
5.75%, 10/01/2029		1,500		1,512
American Tower Corp.
1.50%, 01/31/2028		2,660		2,442
1.88%, 10/15/2030		2,485		2,126
2.10%, 06/15/2030		1,300		1,137
2.95%, 01/15/2051		875		553
3.10%, 06/15/2050		1,340		876
3.38%, 10/15/2026		506		497

	$		$
3.70%, 10/15/2049		2,065		1,503
Americold Realty Operating Partnership LP
5.60%, 05/15/2032		5,000		5,019
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)		5,000		4,143
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(1)		500		487
5.36%, 08/14/2028(1)		2,590		2,660
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052		4,250		3,149
Aon North America, Inc.
5.45%, 03/01/2034		3,880		3,951
5.75%, 03/01/2054		3,800		3,748
Arthur J Gallagher & Co.
3.50%, 05/20/2051		3,000		2,086
5.00%, 02/15/2032		3,495		3,495
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.09%, 12/15/2044(1)		8,000		8,153
Athene Global Funding
2.95%, 11/12/2026(1)		8,845		8,611
Athene Holding Ltd.
6.25%, 04/01/2054		3,764		3,770
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(2)		4,590		3,967
4.40%, 05/19/2026(1)		1,816		1,810
5.20% (1 Year CMT Index + 1.47%), 09/30/2035(1)(2)		3,500		3,382
Aviation Capital Group LLC
5.13%, 04/10/2030(1)		2,335		2,322
5.38%, 07/15/2029(1)		1,400		1,411
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(1)		1,430		1,396
2.53%, 11/18/2027(1)		15,330		14,351
3.25%, 02/15/2027(1)		3,700		3,587
4.25%, 04/15/2026(1)		1,710		1,700
4.38%, 05/01/2026(1)		790		785
4.95%, 01/15/2028(1)		1,530		1,524
5.15%, 01/15/2030(1)		2,345		2,325
5.38%, 05/30/2030(1)		2,670		2,674
5.50%, 01/15/2026(1)		4,364		4,382
5.75%, 03/01/2029(1)		2,531		2,578
5.75%, 11/15/2029(1)		1,165		1,188
6.38%, 05/04/2028(1)		2,750		2,846
Banco Nacional de Panama
2.50%, 08/11/2030(1)		2,750		2,277
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)		3,000		2,872
5.18%, 11/19/2025		1,500		1,503
5.54% (1 Year CMT Index + 1.45%), 03/14/2030(2)		3,400		3,471
5.57%, 01/17/2030		7,400		7,595
6.03%, 01/17/2035		2,000		2,070
6.35%, 03/14/2034		13,400		13,758
6.61%, 11/07/2028		4,400		4,675
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(2)		950		924
1.73% (SOFR + 0.96%), 07/22/2027(2)		7,170		6,911
1.90% (SOFR + 1.53%), 07/23/2031(2)		1,285		1,105
2.09% (SOFR + 1.06%), 06/14/2029(2)		15,630		14,453
2.30% (SOFR + 1.22%), 07/21/2032(2)		16,345		13,961
2.55% (SOFR + 1.05%), 02/04/2028(2)		3,075		2,967
2.57% (SOFR + 1.21%), 10/20/2032(2)		4,515		3,895
2.59% (SOFR + 2.15%), 04/29/2031(2)		2,997		2,692
2.68% (SOFR + 1.93%), 06/19/2041(2)		7,418		5,262
2.69% (SOFR + 1.32%), 04/22/2032(2)		17,025		14,985
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030(2)		5,130		4,729
2.97% (SOFR + 1.33%), 02/04/2033(2)		6,450		5,655
3.19% (3 Month Term SOFR + 1.44%), 07/23/2030(2)		5,442		5,104
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028(2)		7,800		7,633
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028(2)		4,500		4,424
3.82% (3 Month Term SOFR + 1.84%), 01/20/2028(2)		10,000		9,873
4.08% (3 Month Term SOFR + 1.58%), 04/23/2040(2)		4,287		3,707
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029(2)		1,500		1,482
4.38% (SOFR + 1.58%), 04/27/2028(2)		4,000		3,983
4.45%, 03/03/2026		7,140		7,128
5.20% (SOFR + 1.63%), 04/25/2029(2)		4,230		4,297
5.47% (SOFR + 1.65%), 01/23/2035(2)		1,055		1,070
5.82% (SOFR + 1.57%), 09/15/2029(2)		3,900		4,042
6.20% (SOFR + 1.99%), 11/10/2028(2)		3,000		3,118
7.75%, 05/14/2038		137		162
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(2)		6,132		5,898
5.60% (SOFR + 1.62%), 03/20/2030(1)(2)		15,120		15,482
6.25% (1 Year CMT Index + 2.65%), 09/16/2026(1)(2)		4,525		4,556

	$		$
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(2)		6,500		6,279
4.57% (SOFR + 0.88%), 09/10/2027(2)		5,000		5,002
4.64% (SOFR + 1.25%), 09/10/2030(2)		1,628		1,619
Bank of New York Mellon Corp.
6.47% (SOFR + 1.85%), 10/25/2034(2)		2,380		2,600
Bank of Nova Scotia
4.59% (5 Year CMT Index + 2.05%), 05/04/2037(2)		5,000		4,619
4.85%, 02/01/2030		3,702		3,723
4.93% (SOFR + 0.89%), 02/14/2029(2)		10,000		10,061
Banque Federative du Credit Mutuel SA
5.54%, 01/22/2030(1)		2,835		2,920
5.79%, 07/13/2028(1)		5,080		5,247
Barclays Plc
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(2)		1,572		1,363
4.84% (SOFR + 1.34%), 09/10/2028(2)		2,450		2,452
4.94% (SOFR + 1.56%), 09/10/2030(2)		7,405		7,381
5.09% (SOFR + 0.96%), 02/25/2029(2)		6,586		6,633
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(2)		5,186		5,151
5.34% (SOFR + 1.91%), 09/10/2035(2)		9,000		8,779
5.37% (SOFR + 1.23%), 02/25/2031(2)		2,115		2,138
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(2)		2,360		2,395
5.79% (SOFR + 1.59%), 02/25/2036(2)		5,685		5,716
6.22% (SOFR + 2.98%), 05/09/2034(2)		7,500		7,813
6.50% (SOFR + 1.88%), 09/13/2027(2)		6,615		6,776
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052		2,265		1,744
BGC Group, Inc.
6.15%, 04/02/2030(1)		2,090		2,081
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(1)		170		144
Blue Owl Finance LLC
6.25%, 04/18/2034		4,471		4,579
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(2)		4,618		4,496
1.68% (SOFR + 0.91%), 06/30/2027(1)(2)		2,660		2,567
1.90% (SOFR + 1.61%), 09/30/2028(1)(2)		6,280		5,849
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(2)		2,000		1,721
2.87% (3 Month Term SOFR + 1.39%), 04/19/2032(1)(2)		3,560		3,130
3.13% (SOFR + 1.56%), 01/20/2033(1)(2)		550		479
5.18% (SOFR + 1.52%), 01/09/2030(1)(2)		750		759
5.28% (SOFR + 1.28%), 11/19/2030(1)(2)		7,335		7,412
5.34% (1 Year CMT Index + 1.50%), 06/12/2029(1)(2)		6,000		6,106
5.50% (SOFR + 1.59%), 05/20/2030(1)(2)		2,985		3,038
5.79% (SOFR + 1.62%), 01/13/2033(1)(2)		3,590		3,671
5.91% (SOFR + 1.92%), 11/19/2035(1)(2)		4,425		4,373
BPCE SA
1.65% (SOFR + 1.52%), 10/06/2026(1)(2)		1,566		1,540
2.28% (SOFR + 1.31%), 01/20/2032(1)(2)		8,350		7,063
3.12% (SOFR + 1.73%), 10/19/2032(1)(2)		3,000		2,557
3.25%, 01/11/2028(1)		7,815		7,536
5.72% (SOFR + 1.96%), 01/18/2030(1)(2)		2,841		2,896
5.75% (SOFR + 2.87%), 07/19/2033(1)(2)		1,200		1,211
5.88% (SOFR + 1.68%), 01/14/2031(1)(2)		3,570		3,656
5.94% (SOFR + 1.85%), 05/30/2035(1)(2)		3,170		3,193
5.98% (SOFR + 2.10%), 01/18/2027(1)(2)		4,300		4,338
6.29% (SOFR + 2.04%), 01/14/2036(1)(2)		2,710		2,802
6.71% (SOFR + 2.27%), 10/19/2029(1)(2)		3,300		3,476
Brixmor Operating Partnership LP
2.25%, 04/01/2028		1,930		1,792
2.50%, 08/16/2031		1,080		928
4.05%, 07/01/2030		2,286		2,190
5.75%, 02/15/2035		2,250		2,286
Brookfield Finance, Inc.
3.90%, 01/25/2028		770		756
4.70%, 09/20/2047		158		134
4.85%, 03/29/2029		875		878
Brown & Brown, Inc.
2.38%, 03/15/2031		4,150		3,563
4.20%, 03/17/2032		6,000		5,629
CaixaBank SA
6.04% (SOFR + 2.26%), 06/15/2035(1)(2)		5,065		5,233
6.68% (SOFR + 2.08%), 09/13/2027(1)(2)		3,215		3,306
Canadian Imperial Bank of Commerce
4.86% (SOFR + 1.03%), 03/30/2029(2)		25,104		25,193
5.62%, 07/17/2026		4,425		4,487
Cantor Fitzgerald LP
7.20%, 12/12/2028(1)		11,915		12,573
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027(2)		361		345
2.62% (SOFR + 1.27%), 11/02/2032(2)		2,495		2,126
4.20%, 10/29/2025		400		398

	$		$
5.70% (SOFR + 1.91%), 02/01/2030(2)		2,410		2,462
6.31% (SOFR + 2.64%), 06/08/2029(2)		7,130		7,414
7.62% (SOFR + 3.07%), 10/30/2031(2)		7,000		7,796
Charles Schwab Corp.
1.65%, 03/11/2031		11,130		9,382
Citadel LP
6.00%, 01/23/2030(1)		2,782		2,828
6.38%, 01/23/2032(1)		1,439		1,476
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027(2)		19,320		18,764
2.56% (SOFR + 1.17%), 05/01/2032(2)		19,270		16,739
2.67% (SOFR + 1.15%), 01/29/2031(2)		515		465
3.06% (SOFR + 1.35%), 01/25/2033(2)		6,852		6,007
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028(2)		3,000		2,916
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028(2)		7,895		7,723
3.70%, 01/12/2026		9,150		9,095
3.79% (SOFR + 1.94%), 03/17/2033(2)		1,000		915
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028(2)		12,600		12,445
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030(2)		3,490		3,383
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029(2)		1,111		1,092
4.30%, 11/20/2026		1,570		1,563
4.40%, 06/10/2025		10,360		10,358
4.45%, 09/29/2027		8,213		8,174
4.54% (SOFR + 1.34%), 09/19/2030(2)		3,924		3,871
4.79% (SOFR + 0.87%), 03/04/2029(2)		1,200		1,203
5.17% (SOFR + 1.36%), 02/13/2030(2)		2,500		2,533
5.33% (SOFR + 1.47%), 03/27/2036(2)		9,950		9,914
6.02% (SOFR + 1.83%), 01/24/2036(2)		10,042		10,138
Citizens Financial Group, Inc.
3.25%, 04/30/2030		5,000		4,593
6.65% (SOFR + 2.33%), 04/25/2035(2)		2,000		2,128
CNA Financial Corp.
3.45%, 08/15/2027		820		799
5.50%, 06/15/2033		8,225		8,386
CNO Global Funding
4.95%, 09/09/2029(1)		4,000		4,014
5.88%, 06/04/2027(1)		5,000		5,129
Commonwealth Bank of Australia
3.74%, 09/12/2039(1)		5,000		4,074
4.61%, 03/14/2030(1)		3,559		3,573
Cooperatieve Rabobank UA
4.38%, 08/04/2025		570		569
COPT Defense Properties LP
2.00%, 01/15/2029		860		768
2.75%, 04/15/2031		1,555		1,347
2.90%, 12/01/2033		4,120		3,339
Corebridge Financial, Inc.
3.65%, 04/05/2027		2,055		2,019
3.85%, 04/05/2029		1,455		1,407
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027(1)(2)		10,596		10,306
1.91% (SOFR + 1.68%), 06/16/2026(1)(2)		6,715		6,674
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		5,000		4,826
5.23% (SOFR + 1.13%), 01/09/2029(1)(2)		3,394		3,431
5.34% (SOFR + 1.69%), 01/10/2030(1)(2)		3,036		3,080
5.86% (SOFR + 1.74%), 01/09/2036(1)(2)		5,895		6,031
6.25% (SOFR + 2.67%), 01/10/2035(1)(2)		3,000		3,067
6.32% (SOFR + 1.86%), 10/03/2029(1)(2)		3,890		4,066
Crown Castle, Inc.
3.10%, 11/15/2029		875		806
4.00%, 03/01/2027		261		257
5.10%, 05/01/2033		2,625		2,566
CubeSmart LP
2.25%, 12/15/2028		7,275		6,663
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(2)		2,000		1,973
4.61% (1 Year CMT Index + 1.10%), 10/02/2030(1)(2)		6,680		6,589
5.02% (1 Year CMT Index + 0.93%), 03/04/2031(1)(2)		13,088		13,117
5.71% (1 Year CMT Index + 1.40%), 03/01/2030(1)(2)		4,689		4,824
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026(2)(13)		6,026		5,918
2.31% (SOFR + 1.22%), 11/16/2027(2)		674		648
2.55% (SOFR + 1.32%), 01/07/2028(2)		3,350		3,222
3.73% (SOFR + 2.76%), 01/14/2032(2)		5,000		4,496
3.74% (SOFR + 2.26%), 01/07/2033(2)		9,000		7,909
5.00% (SOFR + 1.70%), 09/11/2030(2)		1,170		1,164
5.37% (SOFR + 1.21%), 01/10/2029(2)		4,125		4,171
5.40% (SOFR + 2.05%), 09/11/2035(2)		1,210		1,180
5.41%, 05/10/2029		2,055		2,110
5.71% (SOFR + 1.59%), 02/08/2028(2)		876		889
6.72% (SOFR + 3.18%), 01/18/2029(2)		1,909		1,998
6.82% (SOFR + 2.51%), 11/20/2029(2)		1,420		1,506

	$		$
7.15% (SOFR + 2.52%), 07/13/2027(2)		6,785		6,975
Digital Realty Trust LP
5.55%, 01/15/2028		3,000		3,071
Discover Bank
3.45%, 07/27/2026		2,800		2,753
4.65%, 09/13/2028		4,000		3,964
Discover Financial Services
4.10%, 02/09/2027		3,471		3,436
DNB Bank ASA
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(2)		4,000		3,936
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)		3,435		3,244
4.85% (SOFR + 1.05%), 11/05/2030(1)(2)		1,990		2,005
DOC DR LLC
2.63%, 11/01/2031		1,360		1,177
Equinix, Inc.
2.00%, 05/15/2028		4,467		4,135
2.90%, 11/18/2026		2,580		2,512
Equitable Financial Life Global Funding
4.88%, 11/19/2027(1)		6,853		6,892
Essex Portfolio LP
1.65%, 01/15/2031		910		763
2.65%, 03/15/2032		1,740		1,489
Extra Space Storage LP
2.20%, 10/15/2030		2,630		2,290
2.40%, 10/15/2031		1,310		1,115
4.00%, 06/15/2029		1,831		1,770
5.40%, 06/15/2035		4,876		4,848
5.90%, 01/15/2031		2,540		2,646
F&G Annuities & Life, Inc.
6.50%, 06/04/2029		950		967
7.40%, 01/13/2028		1,318		1,375
F&G Global Funding
1.75%, 06/30/2026(1)		1,905		1,837
5.88%, 06/10/2027(1)		2,540		2,592
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032		9,000		9,192
6.00%, 12/07/2033		6,640		6,918
Federation des Caisses Desjardins du Quebec
5.25%, 04/26/2029(1)		7,700		7,853
5.70%, 03/14/2028(1)		2,800		2,888
FMR LLC
4.95%, 02/01/2033(1)		250		249
6.45%, 11/15/2039(1)		258		290
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(1)		1,000		982
Globe Life, Inc.
4.55%, 09/15/2028		3,000		2,994
Goldman Sachs Bank USA
5.41% (SOFR + 0.75%), 05/21/2027(2)		6,256		6,315
Goldman Sachs Capital I
6.35%, 02/15/2034		127		134
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(2)		5,125		4,970
1.54% (SOFR + 0.82%), 09/10/2027(2)		9,234		8,834
1.95% (SOFR + 0.91%), 10/21/2027(2)		2,541		2,437
1.99% (SOFR + 1.09%), 01/27/2032(2)		7,395		6,262
2.38% (SOFR + 1.25%), 07/21/2032(2)		3,165		2,711
2.62% (SOFR + 1.28%), 04/22/2032(2)		9,805		8,561
2.64% (SOFR + 1.11%), 02/24/2028(2)		8,243		7,956
3.62% (SOFR + 1.85%), 03/15/2028(2)		14,810		14,535
3.69% (3 Month Term SOFR + 1.77%), 06/05/2028(2)		9,911		9,722
3.75%, 02/25/2026		9,005		8,954
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029(2)		5,000		4,931
4.41% (3 Month Term SOFR + 1.69%), 04/23/2039(2)		2,075		1,846
4.69% (SOFR + 1.14%), 10/23/2030(2)		3,870		3,846
5.05% (SOFR + 1.21%), 07/23/2030(2)		4,615		4,653
5.33% (SOFR + 1.55%), 07/23/2035(2)		3,410		3,393
5.73% (SOFR + 1.70%), 01/28/2056(2)		5,790		5,767
6.48% (SOFR + 1.77%), 10/24/2029(2)		3,200		3,380
6.75%, 10/01/2037		2,170		2,347
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037(1)		200		182
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034(1)		1,110		1,097
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028(1)		862		838
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(1)		650		553
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(1)		5,610		4,791
Hanover Insurance Group, Inc.
2.50%, 09/01/2030		5,610		4,925

	$		$
Hartford Insurance Group, Inc.
4.30%, 04/15/2043		1,080		923
Healthcare Realty Holdings LP
2.00%, 03/15/2031		1,380		1,161
3.10%, 02/15/2030		1,000		918
Healthpeak OP LLC
3.50%, 07/15/2029		1,742		1,653
High Street Funding Trust II
4.68%, 02/15/2048(1)		5,250		4,449
HSBC Holdings Plc
2.01% (SOFR + 1.73%), 09/22/2028(2)		3,585		3,354
2.21% (SOFR + 1.29%), 08/17/2029(2)		2,075		1,901
2.36% (SOFR + 1.95%), 08/18/2031(2)		2,580		2,248
2.87% (SOFR + 1.41%), 11/22/2032(2)		2,095		1,822
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030(2)		1,000		962
4.04% (3 Month Term SOFR + 1.81%), 03/13/2028(2)		3,161		3,121
4.29% (3 Month Term SOFR + 1.61%), 09/12/2026(2)		8,009		7,991
4.90% (SOFR + 1.03%), 03/03/2029(2)		4,000		4,009
5.13% (SOFR + 1.29%), 03/03/2031(2)		1,220		1,224
5.29% (SOFR + 1.29%), 11/19/2030(2)		26,419		26,692
6.33% (SOFR + 2.65%), 03/09/2044(2)		1,060		1,129
Huntington Bancshares, Inc.
5.27% (SOFR + 1.28%), 01/15/2031(2)		5,880		5,943
5.71% (SOFR + 1.87%), 02/02/2035(2)		10,033		10,140
ING Groep NV
1.73% (SOFR + 1.01%), 04/01/2027(2)		705		685
4.86% (SOFR + 1.01%), 03/25/2029(2)		4,585		4,602
5.07% (SOFR + 1.23%), 03/25/2031(2)		6,162		6,184
5.53% (SOFR + 1.61%), 03/25/2036(2)		3,844		3,848
5.55% (SOFR + 1.77%), 03/19/2035(2)		5,000		5,040
6.08% (SOFR + 1.56%), 09/11/2027(2)		923		942
Jackson National Life Global Funding
4.90%, 01/13/2027(1)		6,000		6,026
Jefferies Financial Group, Inc.
6.20%, 04/14/2034		5,000		5,097
6.25%, 01/15/2036		155		159
6.45%, 06/08/2027		428		443
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(2)		1,950		1,893
1.47% (SOFR + 0.77%), 09/22/2027(2)		15,960		15,266
1.58% (SOFR + 0.89%), 04/22/2027(2)		5,000		4,848
2.07% (SOFR + 1.02%), 06/01/2029(2)		2,000		1,852
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032(2)		6,390		5,614
2.95% (SOFR + 1.17%), 02/24/2028(2)		2,600		2,526
2.96% (SOFR + 1.26%), 01/25/2033(2)		10,500		9,269
4.00% (3 Month Term SOFR + 2.75%), 10/01/2173(2)		4,275		4,288
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029(2)		2,320		2,280
4.32% (SOFR + 1.56%), 04/26/2028(2)		1,995		1,985
4.45% (3 Month Term SOFR + 1.59%), 12/05/2029(2)		9,660		9,593
4.51% (SOFR + 0.86%), 10/22/2028(2)		6,000		5,994
4.92% (SOFR + 0.80%), 01/24/2029(2)		6,065		6,123
4.98% (SOFR + 0.93%), 07/22/2028(2)		5,000		5,045
5.30% (SOFR + 1.45%), 07/24/2029(2)		13,841		14,123
5.35% (SOFR + 1.85%), 06/01/2034(2)		3,600		3,659
5.53% (SOFR + 1.55%), 11/29/2045(2)		3,562		3,527
5.58% (SOFR + 1.16%), 04/22/2030(2)		9,443		9,740
5.77% (SOFR + 1.49%), 04/22/2035(2)		3,000		3,118
KBC Group NV
4.93% (1 Year CMT Index + 1.07%), 10/16/2030(1)(2)		3,705		3,706
5.80% (1 Year CMT Index + 2.10%), 01/19/2029(1)(2)		3,717		3,818
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033(2)		590		566
5.12% (SOFR + 1.23%), 04/04/2031(2)		2,985		2,998
6.40% (SOFR + 2.42%), 03/06/2035(2)		2,495		2,636
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(1)		269		197
4.57%, 02/01/2029(1)		1,950		1,935
5.50%, 06/15/2052(1)		5,750		5,330
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(1)		100		114
8.50%, 05/15/2025(1)		700		702
Lincoln National Corp.
7.00%, 06/15/2040		1,715		1,932
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)		2,280		2,205
3.75%, 01/11/2027		2,000		1,973
4.38%, 03/22/2028		949		940
4.58%, 12/10/2025		550		549
5.46% (1 Year CMT Index + 1.38%), 01/05/2028(2)		8,315		8,421
5.68% (1 Year CMT Index + 1.75%), 01/05/2035(2)		2,575		2,605
LSEGA Financing Plc
2.00%, 04/06/2028(1)		4,565		4,246

	$		$
M&T Bank Corp.
5.39% (SOFR + 1.61%), 01/16/2036(2)		7,343		7,202
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030(1)		4,270		4,210
5.20%, 03/27/2028(1)		3,905		3,908
6.40%, 03/26/2029(1)		5,985		6,186
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(2)		2,090		1,828
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033(1)(2)		6,000		5,162
Markel Group, Inc.
4.15%, 09/17/2050		655		503
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(1)		2,690		1,777
4.90%, 04/01/2077(1)		5,000		4,152
Mastercard, Inc.
4.35%, 01/15/2032		7,279		7,149
MBIA Insurance Corp.
15.82% (3 Month Term SOFR + 11.52%), 01/15/2033(1)(2)		86		3
MetLife, Inc.
4.88%, 11/13/2043		3,000		2,743
Metropolitan Life Global Funding I
5.15%, 03/28/2033(1)		2,000		2,006
Mid-America Apartments LP
1.70%, 02/15/2031		1,330		1,121
Mitsubishi HC Finance America LLC
5.81%, 09/12/2028(1)		1,795		1,852
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030		2,940		2,559
5.20% (1 Year CMT Index + 0.78%), 01/16/2031(2)		2,924		2,969
5.57% (1 Year CMT Index + 0.95%), 01/16/2036(2)		10,265		10,493
Mizuho Financial Group, Inc.
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(2)		8,000		6,806
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(2)		1,000		854
2.87% (3 Month Term SOFR + 1.57%), 09/13/2030(2)		1,620		1,492
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032(2)		2,440		2,044
1.93% (SOFR + 1.02%), 04/28/2032(2)		15,725		13,175
2.24% (SOFR + 1.18%), 07/21/2032(2)		3,555		3,027
2.48% (SOFR + 1.00%), 01/21/2028(2)		526		507
2.70% (SOFR + 1.14%), 01/22/2031(2)		2,345		2,124
3.22% (SOFR + 1.49%), 04/22/2042(2)		5,000		3,744
3.59%, 07/22/2028(4)		3,215		3,135
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029(2)		1,401		1,370
3.88%, 01/27/2026		1,725		1,716
3.95%, 04/23/2027		14,190		14,036
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030(2)		2,304		2,275
4.65% (SOFR + 1.10%), 10/18/2030(2)		9,306		9,231
5.04% (SOFR + 1.22%), 07/19/2030(2)		1,450		1,462
5.16% (SOFR + 1.59%), 04/20/2029(2)		14,465		14,661
5.17% (SOFR + 1.45%), 01/16/2030(2)		1,350		1,368
5.32% (SOFR + 1.56%), 07/19/2035(2)		13,085		13,086
5.45% (SOFR + 1.63%), 07/20/2029(2)		7,990		8,172
5.47% (SOFR + 1.73%), 01/18/2035(2)		1,846		1,868
5.52% (SOFR + 1.71%), 11/19/2055(2)		4,559		4,454
5.83% (SOFR + 1.58%), 04/19/2035(2)		1,910		1,979
6.30% (SOFR + 2.24%), 10/18/2028(2)		5,350		5,564
Morgan Stanley Bank N.A.
5.50% (SOFR + 0.87%), 05/26/2028(2)		7,336		7,471
MSD Investment Corp.
6.25%, 05/31/2030(1)		1,539		1,523
Mutual of Omaha Companies Global Funding
5.35%, 04/09/2027(1)		8,000		8,110
Nasdaq, Inc.
5.55%, 02/15/2034		975		1,000
National Australia Bank Ltd.
2.33%, 08/21/2030(1)		6,000		5,220
3.35% (5 Year CMT Index + 1.70%), 01/12/2037(1)(2)		2,600		2,280
National Bank of Canada
4.50%, 10/10/2029		3,000		2,968
Nationwide Building Society
2.97% (SOFR + 1.29%), 02/16/2028(1)(2)		2,945		2,851
4.00%, 09/14/2026(1)		9,650		9,530
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(1)		7,150		9,383
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)		8,225		7,935
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)		985		966
4.80%, 04/05/2026		3,017		3,026
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)		9,505		9,523
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)		9,010		9,066
5.78% (1 Year CMT Index + 1.50%), 03/01/2035(2)		2,865		2,922

	$		$
7.47% (1 Year CMT Index + 2.85%), 11/10/2026(2)		2,165		2,201
NatWest Markets Plc
5.02%, 03/21/2030(1)		3,103		3,123
5.41%, 05/17/2029(1)		4,475		4,581
New York Life Insurance Co.
4.45%, 05/15/2069(1)		4,225		3,297
NNN REIT, Inc.
3.50%, 10/15/2027		400		389
3.60%, 12/15/2026		700		689
5.60%, 10/15/2033		950		963
Nomura Holdings, Inc.
1.65%, 07/14/2026		5,000		4,812
2.61%, 07/14/2031		2,025		1,748
2.68%, 07/16/2030		1,550		1,382
2.71%, 01/22/2029		11,000		10,187
6.07%, 07/12/2028		4,200		4,359
Nordea Bank Abp
5.38%, 09/22/2027(1)		2,035		2,073
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(2)		411		397
Northwestern Mutual Global Funding
1.70%, 06/01/2028(1)		1,995		1,837
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027(1)		1,044		1,028
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(2)		743		594
PNC Financial Services Group, Inc.
4.81% (SOFR + 1.26%), 10/21/2032(2)		2,430		2,404
5.07% (SOFR + 1.93%), 01/24/2034(2)		3,433		3,399
5.58% (SOFR + 1.39%), 01/29/2036(2)		3,502		3,564
5.58% (SOFR + 1.84%), 06/12/2029(2)		8,670		8,915
Principal Financial Group, Inc.
4.11%, 02/15/2028(1)		1,975		1,941
Principal Life Global Funding II
5.10%, 01/25/2029(1)		7,000		7,112
Private Export Funding Corp.
3.25%, 06/15/2025		1,280		1,277
Prologis LP
2.25%, 04/15/2030		305		272
2.88%, 11/15/2029		800		744
Protective Life Corp.
4.30%, 09/30/2028(1)		4,500		4,458
Protective Life Global Funding
5.43%, 01/14/2032(1)		2,030		2,083
5.47%, 12/08/2028(1)		5,725		5,887
Prudential Financial, Inc.
3.91%, 12/07/2047		1,231		949
6.63%, 06/21/2040		5,995		6,703
Public Storage Operating Co.
2.25%, 11/09/2031		1,401		1,201
Realty Income Corp.
1.80%, 03/15/2033		1,320		1,034
Regency Centers LP
2.95%, 09/15/2029		2,200		2,050
Royal Bank of Canada
4.65% (SOFR + 1.08%), 10/18/2030(2)		8,891		8,823
Sabra Health Care LP
3.20%, 12/01/2031		2,195		1,906
Safehold GL Holdings LLC
2.80%, 06/15/2031		7,000		6,145
2.85%, 01/15/2032		4,308		3,705
Sammons Financial Group, Inc.
3.35%, 04/16/2031(1)		7,000		6,267
4.75%, 04/08/2032(1)		5,000		4,682
Santander Holdings USA, Inc.
5.47% (SOFR + 1.61%), 03/20/2029(2)		5,182		5,211
5.74% (SOFR + 1.88%), 03/20/2031(2)		3,834		3,862
6.17% (SOFR + 2.50%), 01/09/2030(2)		3,515		3,612
6.34% (SOFR + 2.14%), 05/31/2035(2)		1,510		1,545
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027(2)		2,290		2,206
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)		1,200		1,167
4.86% (SOFR + 1.55%), 09/11/2030(2)		2,010		1,991
5.69% (SOFR + 1.52%), 04/15/2031(2)		3,025		3,088
6.53% (SOFR + 2.60%), 01/10/2029(2)		9,500		9,877
6.83% (SOFR + 2.75%), 11/21/2026(2)		3,588		3,633
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(2)		19,302		18,855
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(2)		5,930		5,723
2.80% (1 Year CMT Index + 1.30%), 01/19/2028(1)(2)		5,955		5,734
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		11,975		10,313
3.00%, 01/22/2030(1)		562		515

	$		$
3.63%, 03/01/2041(1)		6,000		4,200
4.25%, 04/14/2025(1)		2,880		2,879
5.25%, 02/19/2027(1)		2,861		2,882
5.63% (1 Year CMT Index + 1.75%), 01/19/2030(1)(2)		7,898		8,035
6.10% (1 Year CMT Index + 1.60%), 04/13/2033(1)(2)		4,080		4,179
6.69% (1 Year CMT Index + 2.95%), 01/10/2034(1)(2)		4,500		4,731
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(2)		10,474		10,212
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(2)		5,000		4,817
5.01% (1 Year CMT Index + 1.15%), 10/15/2030(1)(2)		5,870		5,860
5.69% (1 Year CMT Index + 1.05%), 05/14/2028(1)(2)		5,922		6,024
5.91% (1 Year CMT Index + 1.45%), 05/14/2035(1)(2)		8,799		9,013
6.19% (1 Year CMT Index + 1.85%), 07/06/2027(1)(2)		1,985		2,019
6.30% (1 Year CMT Index + 2.58%), 07/06/2034(1)(2)		2,000		2,106
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(2)		1,000		972
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030		2,650		2,321
3.04%, 07/16/2029		5,005		4,681
5.71%, 01/13/2030		2,790		2,900
5.84%, 07/09/2044		2,206		2,250
Swedbank AB
5.34%, 09/20/2027(1)		5,125		5,207
Synchrony Bank
5.63%, 08/23/2027		1,950		1,978
Synchrony Financial
3.95%, 12/01/2027		1,500		1,463
4.50%, 07/23/2025		4,000		3,996
5.45% (SOFR + 1.68%), 03/06/2031(2)		5,000		4,964
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(1)		3,360		2,729
4.90%, 09/15/2044(1)		200		179
6.85%, 12/16/2039(1)		218		247
Toronto-Dominion Bank
4.46%, 06/08/2032		5,000		4,827
5.30%, 01/30/2032		2,815		2,863
Travelers Companies, Inc.
5.45%, 05/25/2053		1,700		1,669
Trinity Acquisition Plc
4.40%, 03/15/2026		2,300		2,291
6.13%, 08/15/2043		5,000		4,973
Truist Financial Corp.
5.12% (SOFR + 1.85%), 01/26/2034(2)		1,770		1,738
5.44% (SOFR + 1.62%), 01/24/2030(2)		7,249		7,398
5.71% (SOFR + 1.92%), 01/24/2035(2)		1,931		1,972
5.87% (SOFR + 2.36%), 06/08/2034(2)		1,470		1,512
6.05% (SOFR + 2.05%), 06/08/2027(2)		1,935		1,967
6.67% (5 Year CMT Index + 3.00%), 12/31/2099(2)		3,460		3,446
7.16% (SOFR + 2.45%), 10/30/2029(2)		6,405		6,897
Trustage Financial Group, Inc.
4.63%, 04/15/2032(1)		5,000		4,683
UBS AG/Stamford CT
7.50%, 02/15/2028		315		339
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(2)		4,700		4,574
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(2)		3,610		3,065
2.19% (SOFR + 2.04%), 06/05/2026(1)(2)		2,790		2,777
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(2)		4,375		4,273
4.25%, 03/23/2028(1)		3,000		2,962
4.28%, 01/09/2028(1)		2,480		2,449
5.43% (1 Year CMT Index + 1.52%), 02/08/2030(1)(2)		2,276		2,317
5.62% (1 Year SOFR Swap Rate + 1.34%), 09/13/2030(1)(2)		1,070		1,098
5.71% (1 Year CMT Index + 1.55%), 01/12/2027(1)(2)		5,000		5,039
5.94% (SOFR + 1.58%), 05/12/2026(1)(2)		5,330		5,337
6.54% (SOFR + 3.92%), 08/12/2033(1)(2)		6,321		6,773
UDR, Inc.
1.90%, 03/15/2033		2,025		1,588
2.10%, 08/01/2032		1,430		1,164
2.95%, 09/01/2026		276		270
3.00%, 08/15/2031		415		370
3.20%, 01/15/2030		1,565		1,459
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(2)		1,135		1,097
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,330		2,304
US Bancorp
5.05% (SOFR + 1.06%), 02/12/2031(2)		13,190		13,298
5.38% (SOFR + 1.56%), 01/23/2030(2)		2,185		2,229
Ventas Realty LP
3.25%, 10/15/2026		323		317
3.85%, 04/01/2027		677		668
4.13%, 01/15/2026		126		125

	$		$
VICI Properties LP
4.75%, 04/01/2028		10,035		10,055
Wells Fargo & Co.
2.39% (SOFR + 2.10%), 06/02/2028(2)		2,875		2,744
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031(2)		12,110		10,914
3.07% (SOFR + 2.53%), 04/30/2041(2)		4,455		3,320
4.10%, 06/03/2026		3,580		3,558
5.20% (SOFR + 1.50%), 01/23/2030(2)		2,660		2,705
5.21% (SOFR + 1.38%), 12/03/2035(2)		6,065		6,023
5.24% (SOFR + 1.11%), 01/24/2031(2)		10,329		10,502
5.56% (SOFR + 1.99%), 07/25/2034(2)		8,818		8,973
5.57% (SOFR + 1.74%), 07/25/2029(2)		41,220		42,340
5.71% (SOFR + 1.07%), 04/22/2028(2)		12,566		12,841
6.30% (SOFR + 1.79%), 10/23/2029(2)		6,445		6,777
6.49% (SOFR + 2.06%), 10/23/2034(2)		10,585		11,419
Welltower OP LLC
3.10%, 01/15/2030		1,085		1,008
6.50%, 03/15/2041		700		758
Weyerhaeuser Co.
7.38%, 03/15/2032		142		159
Willis North America, Inc.
5.05%, 09/15/2048		7,500		6,631
WP Carey, Inc.
2.40%, 02/01/2031		1,800		1,562
2.45%, 02/01/2032		1,360		1,141
4.25%, 10/01/2026		3,404		3,385
WR Berkley Corp.
4.75%, 08/01/2044		3,445		3,061
XL Group Ltd.
5.25%, 12/15/2043		2,700		2,573

Total Financials				2,325,906

Government – 0.02%
Corp. Andina de Fomento
5.00%, 01/24/2029		4,770		4,865

Total Government				4,865

Industrials – 1.47%
Airbus SE
3.95%, 04/10/2047(1)		150		122
BAE Systems Plc
1.90%, 02/15/2031(1)		6,886		5,858
3.00%, 09/15/2050(1)		754		496
5.80%, 10/11/2041(1)		400		411
Berry Global, Inc.
1.57%, 01/15/2026		17,410		16,970
5.80%, 06/15/2031		4,600		4,779
Boeing Co.
2.20%, 02/04/2026		22,005		21,529
2.75%, 02/01/2026		1,415		1,390
3.10%, 05/01/2026		1,529		1,502
3.25%, 02/01/2028		3,123		2,995
3.25%, 03/01/2028		2,061		1,967
3.25%, 02/01/2035		1,160		955
3.30%, 03/01/2035		1,410		1,141
3.60%, 05/01/2034		5,762		4,959
3.65%, 03/01/2047		5,200		3,603
3.83%, 03/01/2059		3,695		2,439
3.90%, 05/01/2049		2,915		2,101
3.95%, 08/01/2059		4,825		3,287
5.04%, 05/01/2027		1,185		1,190
5.15%, 05/01/2030		4,225		4,251
5.71%, 05/01/2040		1,555		1,512
5.81%, 05/01/2050		388		369
6.30%, 05/01/2029		6,364		6,674
6.39%, 05/01/2031		1,430		1,524
6.53%, 05/01/2034		2,360		2,529
6.86%, 05/01/2054		4,711		5,117
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051		530		367
3.55%, 02/15/2050		517		379
4.38%, 09/01/2042		462		403
4.45%, 01/15/2053		1,800		1,524
5.15%, 09/01/2043		389		377
5.40%, 06/01/2041		542		537
5.75%, 05/01/2040		373		388
6.15%, 05/01/2037		320		347
7.29%, 06/01/2036		134		159
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)		3,000		2,343
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028		6,000		5,902
CRH America Finance, Inc.
3.40%, 05/09/2027(1)		200		196

	$		$
CRH America, Inc.
3.88%, 05/18/2025(1)		354		353
5.13%, 05/18/2045(1)		230		214
CSX Corp.
3.35%, 09/15/2049		305		215
4.10%, 03/15/2044		175		146
4.65%, 03/01/2068		2,000		1,662
4.75%, 11/15/2048		1,280		1,140
5.50%, 04/15/2041		402		402
Deere & Co.
5.45%, 01/16/2035		5,152		5,335
Eaton Corp.
5.80%, 03/15/2037		500		519
Embraer Netherlands Finance BV
5.98%, 02/11/2035		5,560		5,658
FedEx Corp.
3.25%, 05/15/2041(1)		455		323
4.55%, 04/01/2046(1)		1,398		1,135
4.95%, 10/17/2048(1)		3,000		2,564
Flex Ltd.
3.75%, 02/01/2026		14,000		13,876
5.25%, 01/15/2032		3,000		2,981
Graphic Packaging International LLC
1.51%, 04/15/2026(1)		11,485		11,085
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(1)		1,824		1,818
Honeywell International, Inc.
5.25%, 03/01/2054		2,740		2,608
IDEX Corp.
4.95%, 09/01/2029		4,435		4,443
Johnson Controls International Plc
4.95%, 07/02/2064(3)		928		787
Keysight Technologies, Inc.
4.60%, 04/06/2027		13,000		12,981
L3Harris Technologies, Inc.
3.83%, 04/27/2025		820		819
4.85%, 04/27/2035		1,000		965
5.25%, 06/01/2031		2,580		2,628
5.40%, 07/31/2033		2,619		2,652
Lennox International, Inc.
1.70%, 08/01/2027		2,000		1,868
Martin Marietta Materials, Inc.
6.25%, 05/01/2037		107		113
Masco Corp.
2.00%, 10/01/2030		760		654
6.50%, 08/15/2032		1,240		1,329
MasTec, Inc.
4.50%, 8/15/2028(1)		5,000		4,883
5.90%, 06/15/2029		6,500		6,656
Mexico City Airport Trust
3.88%, 04/30/2028(1)		3,645		3,476
4.25%, 10/31/2026(1)		1,720		1,686
5.50%, 07/31/2047(1)		3,660		3,007
Norfolk Southern Corp.
3.95%, 10/01/2042		332		271
4.05%, 08/15/2052		1,100		857
4.80%, 08/15/2043		1,273		1,123
7.80%, 05/15/2027		1,705		1,820
Northrop Grumman Corp.
3.85%, 04/15/2045		195		154
nVent Finance Sarl
4.55%, 04/15/2028		3,625		3,602
Parker-Hannifin Corp.
4.45%, 11/21/2044		333		291
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05%, 08/01/2028(1)		5,000		5,190
6.20%, 06/15/2030(1)		2,925		3,097
Precision Castparts Corp.
4.20%, 06/15/2035		75		71
4.38%, 06/15/2045		415		362
Regal Rexnord Corp.
6.05%, 04/15/2028		1,368		1,403
RTX Corp.
2.82%, 09/01/2051		2,550		1,559
3.75%, 11/01/2046		1,130		862
4.15%, 05/15/2045		1,683		1,379
4.35%, 04/15/2047		970		807
4.50%, 06/01/2042		1,823		1,604
5.15%, 02/27/2033		2,076		2,094
Ryder System, Inc.
5.00%, 03/15/2030		2,726		2,742
Siemens Financieringsmaatschappij NV
4.40%, 05/27/2045(1)		513		451

	$		$
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026(1)		1,400		1,343
5.55%, 04/03/2034(1)		11,200		11,235
5.70%, 07/25/2033(1)		2,959		3,015
Teledyne Technologies, Inc.
2.75%, 04/01/2031		12,950		11,538
Textron, Inc.
3.65%, 03/15/2027		4,975		4,881
Union Pacific Corp.
4.10%, 09/15/2067		200		149
United Parcel Service, Inc.
5.50%, 05/22/2054		1,270		1,241
Vontier Corp.
2.40%, 04/01/2028		10,822		9,983
Vulcan Materials Co.
4.70%, 03/01/2048		2,054		1,782
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026		5,000		4,915
WestRock MWV LLC
8.20%, 01/15/2030		537		614

Total Industrials				294,008

Technology – 1.03%
Accenture Capital, Inc.
4.25%, 10/04/2031		2,355		2,312
4.50%, 10/04/2034		1,590		1,536
Analog Devices, Inc.
2.95%, 10/01/2051		2,122		1,380
Broadcom, Inc.
2.45%, 02/15/2031(1)		4,393		3,865
3.14%, 11/15/2035(1)		12,942		10,727
3.19%, 11/15/2036(1)		17,915		14,706
4.75%, 04/15/2029		6,850		6,877
5.05%, 07/12/2029		8,415		8,532
5.15%, 11/15/2031		3,000		3,042
Cadence Design Systems, Inc.
4.30%, 09/10/2029		1,690		1,673
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026		14,070		13,572
CGI, Inc.
1.45%, 09/14/2026		2,182		2,087
2.30%, 09/14/2031		3,919		3,337
4.95%, 03/14/2030(1)		2,382		2,382
Concentrix Corp.
6.60%, 08/02/2028		3,000		3,131
Dell International LLC / EMC Corp.
5.00%, 04/01/2030		3,140		3,155
5.30%, 04/01/2032		6,750		6,793
6.02%, 06/15/2026		1,296		1,313
Fiserv, Inc.
3.20%, 07/01/2026		890		876
4.40%, 07/01/2049		2,850		2,349
5.15%, 08/12/2034		10,400		10,315
5.63%, 08/21/2033		1,000		1,029
Foundry JV Holdco LLC
5.90%, 01/25/2033(1)		6,665		6,782
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034		4,180		4,072
Intel Corp.
3.05%, 08/12/2051		885		520
3.25%, 11/15/2049		885		555
3.73%, 12/08/2047		1,270		885
4.90%, 08/05/2052		1,621		1,329
5.70%, 02/10/2053		2,475		2,275
International Business Machines Corp.
4.65%, 02/10/2028		11,625		11,700
KLA Corp.
3.30%, 03/01/2050		1,800		1,249
Leidos, Inc.
2.30%, 02/15/2031		1,075		924
5.75%, 03/15/2033		1,000		1,025
Microchip Technology, Inc.
4.90%, 03/15/2028		4,994		5,009
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031		3,495		3,027
2.65%, 02/15/2032		4,875		4,170
3.25%, 05/11/2041		3,600		2,639
3.25%, 11/30/2051		1,505		973
4.30%, 06/18/2029		7,077		6,934
Oracle Corp.
3.60%, 04/01/2040		2,500		1,966
3.60%, 04/01/2050		2,080		1,445
3.80%, 11/15/2037		600		506

	$		$
3.85%, 07/15/2036		1,065		923
3.90%, 05/15/2035		936		833
4.30%, 07/08/2034		221		206
4.38%, 05/15/2055		400		312
4.90%, 02/06/2033		2,930		2,881
5.55%, 02/06/2053		2,000		1,869
6.90%, 11/09/2052		9,000		9,921
QUALCOMM, Inc.
4.50%, 05/20/2052		1,615		1,379
Roper Technologies, Inc.
1.40%, 09/15/2027		3,050		2,831
2.00%, 06/30/2030		1,150		1,004
SK Hynix, Inc.
1.50%, 01/19/2026(1)		2,000		1,950
Synopsys, Inc.
5.70%, 04/01/2055		2,900		2,879
Texas Instruments, Inc.
5.05%, 05/18/2063		2,516		2,306
VMware LLC
1.40%, 08/15/2026		8,282		7,931
1.80%, 08/15/2028		1,928		1,758
4.65%, 05/15/2027		1,370		1,373
Workday, Inc.
3.50%, 04/01/2027		3,141		3,080

Total Technology				206,410

Utilities – 3.15%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(1)		2,015		1,864
AEP Texas, Inc.
3.80%, 10/01/2047		3,715		2,686
AEP Transmission Co. LLC
3.15%, 09/15/2049		580		388
3.75%, 12/01/2047		2,600		1,968
4.00%, 12/01/2046		2,020		1,607
4.25%, 09/15/2048		4,790		3,916
AES Corp.
5.80%, 03/15/2032		3,320		3,355
Alabama Power Co.
2.80%, 04/01/2025		2,025		2,025
3.45%, 10/01/2049		1,709		1,210
3.75%, 03/01/2045		182		141
4.10%, 01/15/2042		233		193
4.15%, 08/15/2044		205		170
6.13%, 05/15/2038		219		236
Alfa Desarrollo SpA
4.55%, 09/27/2051(1)		2,445		1,876
Ameren Corp.
5.70%, 12/01/2026		5,761		5,863
American Electric Power Co., Inc.
4.30%, 12/01/2028		2,759		2,730
5.70%, 08/15/2025		4,291		4,306
American Water Capital Corp.
3.45%, 06/01/2029		590		565
4.00%, 12/01/2046		2,350		1,839
5.25%, 03/01/2035		5,306		5,335
5.45%, 03/01/2054		5,200		5,012
6.59%, 10/15/2037		386		426
APA Infrastructure Ltd.
5.13%, 09/16/2034(1)		4,130		4,028
Arizona Public Service Co.
3.75%, 05/15/2046		2,290		1,730
5.05%, 09/01/2041		349		321
Atmos Energy Corp.
4.13%, 10/15/2044		1,860		1,542
4.15%, 01/15/2043		830		701
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(1)		10,275		10,150
Baltimore Gas & Electric Co.
2.90%, 06/15/2050		950		594
3.20%, 09/15/2049		1,105		737
3.50%, 08/15/2046		375		274
5.65%, 06/01/2054		1,930		1,894
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051		7,650		4,693
6.13%, 04/01/2036		366		390
Boston Gas Co.
4.49%, 02/15/2042(1)		253		214
5.84%, 01/10/2035(1)		2,345		2,405
Brooklyn Union Gas Co.
3.87%, 03/04/2029(1)		1,125		1,084
4.27%, 03/15/2048(1)		1,100		862
4.50%, 03/10/2046(1)		2,000		1,657

	$		$
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048		151		119
CenterPoint Energy, Inc.
5.40%, 06/01/2029		892		911
Chile Electricity Lux Mpc II Sarl
5.58%, 10/20/2035(1)		3,723		3,720
5.67%, 10/20/2035(1)		2,900		2,900
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(1)		1,333		1,283
CMS Energy Corp.
2.95%, 02/15/2027		348		338
3.00%, 05/15/2026		110		108
Comision Federal de Electricidad
4.69%, 05/15/2029(1)		3,900		3,738
6.45%, 01/24/2035(1)		2,988		2,874
Commonwealth Edison Co.
3.65%, 06/15/2046		364		273
3.75%, 08/15/2047		1,000		755
4.00%, 03/01/2048		4,615		3,619
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046		2,940		2,277
3.88%, 06/15/2047		1,800		1,385
4.30%, 12/01/2056		3,050		2,409
4.50%, 05/15/2058		538		437
5.70%, 06/15/2040		318		323
Constellation Energy Generation LLC
5.75%, 10/01/2041		4,727		4,655
5.80%, 03/01/2033		621		643
6.25%, 10/01/2039		300		315
6.50%, 10/01/2053		5,505		5,772
Consumers Energy Co.
3.25%, 08/15/2046		190		138
4.35%, 08/31/2064		191		153
Delmarva Power & Light Co.
4.00%, 06/01/2042		170		137
Dominion Energy, Inc.
2.85%, 08/15/2026		304		297
4.90%, 08/01/2041		212		191
5.25%, 08/01/2033		1,161		1,154
7.00%, 06/15/2038		124		139
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2037		2,300		2,501
DTE Energy Co.
5.20%, 04/01/2030		7,813		7,912
Duke Energy Carolinas LLC
4.25%, 12/15/2041		141		121
4.95%, 01/15/2033		7,935		7,937
Duke Energy Corp.
3.75%, 09/01/2046		13,800		10,162
3.95%, 08/15/2047		1,740		1,306
6.10%, 09/15/2053		2,730		2,776
Duke Energy Florida LLC
6.20%, 11/15/2053		6,628		7,012
Duke Energy Indiana LLC
3.75%, 05/15/2046		600		456
Duke Energy Ohio, Inc.
5.25%, 04/01/2033		2,515		2,551
Duke Energy Progress LLC
2.90%, 08/15/2051		1,645		1,035
3.70%, 10/15/2046		506		380
4.10%, 05/15/2042		217		180
4.10%, 03/15/2043		181		149
4.15%, 12/01/2044		129		106
4.20%, 08/15/2045		325		267
4.38%, 03/30/2044		132		113
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(1)		2,500		2,203
3.62%, 08/01/2027(1)		6,675		6,484
Electricite de France SA
4.75%, 10/13/2035(1)		5,000		4,701
5.95%, 04/22/2034(1)		9,195		9,534
Emera U.S. Finance LP
3.55%, 06/15/2026		1,260		1,242
4.75%, 06/15/2046		3,165		2,609
Enel Finance America LLC
2.88%, 07/12/2041(1)		966		660
Enel Finance International NV
3.50%, 04/06/2028(1)		900		869
3.63%, 05/25/2027(1)		14,504		14,200
4.75%, 05/25/2047(1)		7,050		6,034
5.13%, 06/26/2029(1)		6,683		6,754
6.00%, 10/07/2039(1)		307		313

	$		$
6.80%, 09/15/2037(1)		2,425		2,652
Entergy Arkansas LLC
2.65%, 06/15/2051		960		563
Entergy Louisiana LLC
2.90%, 03/15/2051		1,570		970
3.05%, 06/01/2031		440		400
3.12%, 09/01/2027		370		359
4.00%, 03/15/2033		2,610		2,430
5.80%, 03/15/2055		2,705		2,692
Entergy Mississippi LLC
5.85%, 06/01/2054		1,200		1,198
Entergy Texas, Inc.
4.50%, 03/30/2039		11,000		9,957
Evergy Kansas Central, Inc.
4.13%, 03/01/2042		4,175		3,504
Evergy Metro, Inc.
4.20%, 03/15/2048		500		401
Evergy Missouri West Storm Funding I LLC
5.10%, 12/01/2038		3,600		3,592
Evergy, Inc.
2.90%, 09/15/2029		2,190		2,023
Eversource Energy
4.75%, 05/15/2026		3,264		3,265
5.95%, 02/01/2029		4,335		4,502
Exelon Corp.
4.95%, 06/15/2035		1,500		1,445
5.13%, 03/15/2031		1,743		1,762
Fells Point Funding Trust
3.05%, 01/31/2027(1)		9,320		9,029
FirstEnergy Corp.
2.65%, 03/01/2030		3,607		3,248
3.40%, 03/01/2050		1,079		733
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028(1)		2,386		2,300
5.20%, 04/01/2028(1)		1,885		1,913
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)		1,743		1,640
Florida Power & Light Co.
3.95%, 03/01/2048		1,291		1,024
5.40%, 09/01/2035		700		709
Fortis, Inc.
3.06%, 10/04/2026		2,291		2,238
Georgia Power Co.
4.30%, 03/15/2042		6,265		5,374
Indiana Michigan Power Co.
3.25%, 05/01/2051		1,570		1,047
ITC Holdings Corp.
2.95%, 05/14/2030(1)		890		812
5.65%, 05/09/2034(1)		6,420		6,536
Jersey Central Power & Light Co.
4.30%, 01/15/2026(1)		740		737
5.10%, 01/15/2035(1)		960		949
6.15%, 06/01/2037		400		424
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)		538		525
Massachusetts Electric Co.
4.00%, 08/15/2046(1)		624		494
MidAmerican Energy Co.
5.85%, 09/15/2054		1,320		1,356
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)		9,900		9,782
Monongahela Power Co.
5.40%, 12/15/2043(1)		1,650		1,604
National Fuel Gas Co.
5.50%, 03/15/2030		7,648		7,787
5.95%, 03/15/2035		4,549		4,636
National Rural Utilities Cooperative Finance Corp.
5.10%, 05/06/2027		4,154		4,214
8.00%, 03/01/2032		791		933
Nevada Power Co.
5.38%, 09/15/2040		261		260
5.45%, 05/15/2041		386		383
New England Power Co.
3.80%, 12/05/2047(1)		5,108		3,856
New York State Electric & Gas Corp.
3.25%, 12/01/2026(1)		804		787
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027		2,787		2,663
1.90%, 06/15/2028		5,605		5,171
5.45%, 03/15/2035		5,801		5,851
5.55%, 03/15/2054		5,000		4,781
5.75%, 09/01/2025		4,320		4,338

	$		$
5.90%, 03/15/2055		4,047		4,041
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(1)		2,150		1,859
NiSource, Inc.
1.70%, 02/15/2031		1,640		1,373
2.95%, 09/01/2029		1,520		1,413
5.20%, 07/01/2029		7,076		7,207
5.25%, 02/15/2043		1,555		1,450
5.80%, 02/01/2042		774		762
5.85%, 04/01/2055		3,328		3,308
Northern States Power Co.
3.60%, 09/15/2047		2,395		1,787
4.13%, 05/15/2044		1,480		1,227
NRG Energy, Inc.
2.00%, 12/02/2025(1)		2,685		2,629
2.45%, 12/02/2027(1)		6,215		5,829
4.45%, 06/15/2029(1)		1,155		1,122
Oglethorpe Power Corp.
6.19%, 01/01/2031(1)		3,017		3,121
6.20%, 12/01/2053		5,341		5,465
Ohio Power Co.
2.90%, 10/01/2051		1,390		862
4.15%, 04/01/2048		1,190		933
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049		1,895		1,246
5.75%, 03/15/2029		124		129
7.00%, 05/01/2032		3,481		3,881
Pacific Gas & Electric Co.
2.95%, 03/01/2026		990		972
3.15%, 01/01/2026		10,682		10,545
3.45%, 07/01/2025		1,570		1,564
3.75%, 08/15/2042		376		279
3.95%, 12/01/2047		779		569
4.30%, 03/15/2045		638		499
4.45%, 04/15/2042		1,905		1,558
4.50%, 07/01/2040		7,549		6,412
4.95%, 07/01/2050		4,255		3,553
5.80%, 05/15/2034		4,992		5,041
5.90%, 06/15/2032		2,099		2,141
6.10%, 01/15/2029		975		1,007
6.15%, 01/15/2033		3,952		4,070
6.40%, 06/15/2033		3,829		4,002
PECO Energy Co.
2.80%, 06/15/2050		860		541
3.70%, 09/15/2047		2,120		1,610
3.90%, 03/01/2048		5,235		4,084
4.15%, 10/01/2044		353		297
Pepco Holdings LLC
7.45%, 08/15/2032		222		252
PG&E Recovery Funding LLC
5.23%, 06/01/2042		2,645		2,637
5.53%, 06/01/2049		3,140		3,135
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036		1,735		1,639
5.10%, 06/01/2052		2,420		2,266
5.21%, 12/01/2047		1,285		1,228
Potomac Electric Power Co.
6.50%, 11/15/2037		136		152
PPL Capital Funding, Inc.
5.25%, 09/01/2034		10,256		10,206
PPL Electric Utilities Corp.
3.00%, 10/01/2049		2,105		1,396
4.13%, 06/15/2044		208		174
Public Service Co. of Colorado
3.55%, 06/15/2046		353		255
4.10%, 06/15/2048		2,515		1,956
Public Service Co. of Oklahoma
5.20%, 01/15/2035		685		677
6.63%, 11/15/2037		649		703
Public Service Electric & Gas Co.
3.00%, 03/01/2051		4,380		2,866
3.60%, 12/01/2047		1,605		1,204
4.65%, 03/15/2033		7,255		7,152
5.38%, 11/01/2039		117		119
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030		8,395		7,124
Puget Energy, Inc.
2.38%, 06/15/2028		560		521
3.65%, 05/15/2025		1,200		1,198
RWE Finance U.S. LLC
6.25%, 04/16/2054(1)		2,000		1,991

	$		$
San Diego Gas & Electric Co.
2.95%, 08/15/2051		2,230		1,401
3.95%, 11/15/2041		310		248
5.35%, 05/15/2040		3,430		3,321
5.40%, 04/15/2035		3,998		4,027
SCE Recovery Funding LLC
4.70%, 06/15/2040		2,209		2,145
Sempra
6.00%, 10/15/2039		1,766		1,784
Sigeco Securitization I LLC
5.03%, 11/15/2036		2,411		2,410
Southern California Edison Co.
2.95%, 02/01/2051		6,220		3,773
3.65%, 03/01/2028		1,200		1,162
3.90%, 12/01/2041		392		299
4.00%, 04/01/2047		5,570		4,159
4.05%, 03/15/2042		800		629
4.13%, 03/01/2048		1,880		1,415
4.88%, 02/01/2027		4,901		4,918
4.90%, 06/01/2026		4,586		4,589
5.75%, 04/15/2054		5,100		4,793
5.88%, 12/01/2053		2,647		2,539
5.90%, 03/01/2055		1,000		963
6.05%, 03/15/2039		253		255
Southern California Gas Co.
2.55%, 02/01/2030		2,621		2,378
5.05%, 09/01/2034		17,360		17,145
Southern Co.
5.70%, 03/15/2034		3,715		3,837
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026		225		222
3.95%, 10/01/2046		282		217
4.40%, 06/01/2043		160		136
5.75%, 09/15/2033		1,730		1,785
5.88%, 03/15/2041		1,210		1,227
Southern Power Co.
5.15%, 09/15/2041		746		703
Southwest Gas Corp.
3.80%, 09/29/2046		508		379
Southwestern Public Service Co.
4.50%, 08/15/2041		350		302
Toledo Edison Co.
2.65%, 05/01/2028(1)		1,208		1,128
6.15%, 05/15/2037		680		734
Union Electric Co.
3.65%, 04/15/2045		1,370		1,048
Virginia Electric & Power Co.
3.50%, 03/15/2027		1,732		1,704
4.45%, 02/15/2044		126		108
4.65%, 08/15/2043		1,765		1,565
5.65%, 03/15/2055		5,600		5,501
Vistra Operations Co. LLC
5.05%, 12/30/2026(1)		6,762		6,781
5.13%, 05/13/2025(1)		13,533		13,520
5.70%, 12/30/2034(1)		7,573		7,533
6.00%, 04/15/2034(1)		4,211		4,255
WEC Energy Group, Inc.
3.55%, 06/15/2025		204		203
Xcel Energy, Inc.
3.35%, 12/01/2026		5,105		5,004

Total Utilities				631,950

Total Corporate Bonds (Cost: $5,918,062)				5,665,947

Government Related – 27.28%
Other Government Related – 1.24%
Airport Authority
4.88%, 07/15/2030(1)		11,686		11,902
Alabama Economic Settlement Authority
4.26%, 09/15/2032		610		597
American Municipal Power, Inc.
7.50%, 02/15/2050		1,310		1,533
Atlanta Independent School System
5.56%, 03/01/2026		535		540
Bay Area Toll Authority
6.26%, 04/01/2049		1,650		1,763
Bermuda Government International Bond
2.38%, 08/20/2030(1)		1,765		1,533
California Municipal Finance Authority
3.28%, 02/01/2046		4,000		2,946
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027		270		280
Cassa Depositi e Prestiti SpA
5.88%, 04/30/2029(1)		6,800		7,067

	$		$
Chile Government International Bond
2.55%, 01/27/2032		1,398		1,205
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028		1,850		1,837
City of Los Angeles Department of Airports
6.58%, 05/15/2039		1,440		1,539
City of New York NY
5.09%, 10/01/2049		1,335		1,297
5.11%, 10/01/2054		910		882
Curators of the University of Missouri
5.96%, 11/01/2039		3,025		3,124
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114		875		769
Empire State Development Corp.
5.84%, 03/15/2040		2,000		2,050
Export-Import Bank of India
3.88%, 02/01/2028(1)		3,480		3,398
Fannie Mae
0.00%, 03/17/2031		2,250		1,740
0.88%, 08/05/2030		555		471
6.63%, 11/15/2030		2,550		2,874
7.13%, 01/15/2030		1,500		1,699
Federal Farm Credit Banks Funding Corp.
1.42%, 08/19/2032		3,000		2,423
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032		3,649		4,120
Finnvera OYJ
2.38%, 06/04/2025(1)		600		598
Idaho Energy Resources Authority
2.86%, 09/01/2046		3,175		2,245
Illinois State Toll Highway Authority
5.85%, 12/01/2034		7,500		7,771
Israel Government International Bond
5.38%, 02/19/2030		8,572		8,635
Korea National Oil Corp.
4.63%, 03/31/2028(1)		5,764		5,767
4.75%, 04/03/2026(1)		1,570		1,575
4.88%, 04/03/2028(1)		1,760		1,779
Los Angeles Department of Water & Power
6.60%, 07/01/2050		2,400		2,567
Mexico Government International Bond
2.66%, 05/24/2031		2,579		2,170
3.50%, 02/12/2034		3,202		2,625
3.75%, 01/11/2028		3,517		3,406
3.77%, 05/24/2061		1,753		1,018
4.35%, 01/15/2047		42		30
4.40%, 02/12/2052		1,340		928
4.60%, 01/23/2046		1,494		1,112
4.60%, 02/10/2048		1,482		1,085
4.75%, 03/08/2044		450		348
5.75%, 10/12/2110		588		461
6.00%, 05/13/2030		2,185		2,227
6.00%, 05/07/2036		4,736		4,575
6.34%, 05/04/2053		2,198		1,995
6.88%, 05/13/2037		10,533		10,783
7.38%, 05/13/2055		2,777		2,837
New Jersey Turnpike Authority
7.10%, 01/01/2041		5,870		6,724
New York State Dormitory Authority
5.60%, 03/15/2040		260		266
Ohio State University
4.80%, 06/01/2111		1,102		952
Panama Government International Bond
4.50%, 04/16/2050		935		593
4.50%, 01/19/2063		4,022		2,442
Peruvian Government International Bond
2.78%, 01/23/2031		2,220		1,944
5.63%, 11/18/2050		190		180
Port Authority of New York & New Jersey
4.46%, 10/01/2062		2,065		1,754
5.65%, 11/01/2040		435		458
5.65%, 11/01/2040		1,260		1,326
Province of Manitoba Canada
2.13%, 06/22/2026		400		390
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120		3,270		2,085
Republic of Poland Government International Bond
5.38%, 02/12/2035		6,810		6,846
5.50%, 03/18/2054		2,147		2,014
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030		929		754

	$		$
Saudi Government International Bond
2.25%, 02/02/2033(1)		1,533		1,257
3.45%, 02/02/2061(1)		1,185		734
St Johns County Industrial Development Authority
2.54%, 10/01/2030		10,000		8,890
State of California
7.30%, 10/01/2039		275		319
7.50%, 04/01/2034		5,540		6,409
State of Illinois
5.10%, 06/01/2033		31,704		31,643
Tennessee Valley Authority
0.75%, 05/15/2025		5,562		5,537
1.50%, 09/15/2031		890		754
2.88%, 02/01/2027		805		789
4.25%, 09/15/2065		1,720		1,408
4.63%, 09/15/2060		1,308		1,167
5.25%, 02/01/2055		13,611		13,507
5.50%, 06/15/2038		57		61
5.88%, 04/01/2036		2,967		3,275
7.13%, 05/01/2030		1,615		1,841
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028		2,000		1,752
0.00%, 03/15/2032		1,514		1,109
0.00%, 07/15/2034		370		238
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025		1,847		1,800
0.00%, 06/15/2035		258		160
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049		1,810		1,447
University of Michigan
4.45%, 04/01/2122		7,800		6,296
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119		2,045		1,320
University of Virginia
2.58%, 11/01/2051		3,150		1,948
4.18%, 09/01/2117		1,540		1,157
West Contra Costa Unified School District
6.25%, 08/01/2030		215		233

Total Other Government Related				247,905

U.S. Treasury Obligations – 26.04%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028(7)		910		925
2.50%, 01/15/2029(7)		611		639
3.63%, 04/15/2028(7)		2,049		2,195
U.S. Treasury Note/Bond
0.63%, 08/15/2030		2,700		2,265
0.75%, 01/31/2028		73,860		67,700
0.88%, 11/15/2030		20,235		17,076
1.00%, 07/31/2028		32,000		29,124
1.13%, 08/31/2028		6,725		6,133
1.13%, 05/15/2040		1,975		1,250
1.25%, 06/30/2028		90,462		83,214
1.25%, 08/15/2031		15,190		12,815
1.38%, 11/15/2031		108,219		91,394
1.38%, 11/15/2040		50,200		32,622
1.38%, 08/15/2050		30,150		15,364
1.50%, 01/31/2027		822		787
1.50%, 02/15/2030		1,855		1,655
1.63%, 05/15/2031		4,225		3,677
1.63%, 11/15/2050		171,730		93,479
1.75%, 12/31/2026		44,760		43,123
1.75%, 01/31/2029		58,475		54,005
1.75%, 08/15/2041		44,667		30,271
1.88%, 02/28/2029		33,900		31,408
1.88%, 02/15/2032		89,900		78,066
1.88%, 02/15/2051		57,045		33,077
2.00%, 08/15/2025		150		149
2.00%, 11/15/2041		25,409		17,847
2.00%, 02/15/2050		75,410		45,629
2.00%, 08/15/2051		13,200		7,861
2.25%, 02/15/2027		1,530		1,484
2.25%, 05/15/2041		10,825		8,022
2.25%, 08/15/2046		39,102		26,299
2.25%, 08/15/2049		37,090		23,926
2.38%, 03/31/2029		32,450		30,603
2.38%, 02/15/2042		127,479		94,613
2.38%, 11/15/2049		26,885		17,785
2.38%, 05/15/2051		79,825		52,201
2.50%, 02/15/2045		101,390		73,100
2.75%, 05/31/2029		89,805		85,774
2.75%, 08/15/2042		19,600		15,303
2.75%, 11/15/2042		13,300		10,345
2.88%, 04/30/2029		36,460		35,029

	$		$
2.88%, 05/15/2032		39,595		36,632
2.88%, 05/15/2043		107,560		84,708
2.88%, 05/15/2049		49,905		36,783
2.88%, 05/15/2052		122,256		88,765
3.00%, 11/15/2044		8,240		6,492
3.00%, 11/15/2045		1,340		1,046
3.00%, 02/15/2047		780		601
3.00%, 02/15/2048		5,685		4,333
3.00%, 08/15/2048		7,860		5,968
3.00%, 02/15/2049		21,465		16,232
3.00%, 08/15/2052		60,619		45,140
3.13%, 08/31/2027		94,675		92,996
3.13%, 08/31/2029		19,000		18,380
3.13%, 02/15/2043		20,360		16,710
3.25%, 06/30/2029		40,000		38,938
3.25%, 05/15/2042		19,933		16,843
3.38%, 05/15/2033		37,000		35,047
3.38%, 08/15/2042		148,622		127,415
3.38%, 05/15/2044		9,980		8,395
3.50%, 04/30/2028		12,217		12,076
3.50%, 09/30/2029		16,109		15,816
3.50%, 02/15/2033		24,650		23,612
3.63%, 03/31/2028		40,000		39,709
3.63%, 05/31/2028		1,330		1,319
3.63%, 08/31/2029		27,753		27,405
3.63%, 03/31/2030		7,400		7,286
3.63%, 08/15/2043		22,130		19,454
3.63%, 02/15/2044		10,150		8,881
3.63%, 02/15/2053		70,724		59,566
3.63%, 05/15/2053		12,150		10,234
3.75%, 12/31/2028		15,825		15,732
3.75%, 11/15/2043		10,943		9,770
3.88%, 03/31/2027		107,858		107,820
3.88%, 11/30/2027		96,825		96,783
3.88%, 03/15/2028		63,559		63,549
3.88%, 12/31/2029		148,830		148,354
3.88%, 08/15/2040		25,825		24,149
3.88%, 02/15/2043		27,584		25,246
3.88%, 05/15/2043		131,396		119,941
4.00%, 06/30/2028		17,458		17,517
4.00%, 01/31/2029		39,035		39,142
4.00%, 07/31/2029		26,980		27,051
4.00%, 02/28/2030		87,712		87,911
4.00%, 03/31/2030		124,216		124,469
4.00%, 01/31/2031		71,700		71,610
4.00%, 02/15/2034		8,646		8,528
4.00%, 11/15/2042		7,741		7,221
4.13%, 02/15/2027		53,625		53,818
4.13%, 02/28/2027		42,088		42,247
4.13%, 07/31/2028		19,246		19,382
4.13%, 03/31/2029		19,602		19,745
4.13%, 10/31/2029		27,275		27,475
4.13%, 11/30/2029		24,933		25,126
4.13%, 08/31/2030		99,075		99,710
4.13%, 03/31/2031		29,075		29,219
4.13%, 10/31/2031		71,505		71,734
4.13%, 02/29/2032		52,089		52,227
4.13%, 3/31/2032		1,207		1,210
4.13%, 08/15/2044		33,300		31,198
4.13%, 08/15/2053		8,982		8,277
4.25%, 11/30/2026		30,815		30,963
4.25%, 01/15/2028		242,200		244,472
4.25%, 02/28/2029		39,039		39,496
4.25%, 06/30/2029		23,088		23,369
4.25%, 01/31/2030		54,668		55,368
4.25%, 11/15/2034		104,535		104,845
4.25%, 05/15/2039		9,000		8,866
4.25%, 02/15/2054		17,301		16,301
4.25%, 08/15/2054		19,804		18,693
4.38%, 08/31/2028		19,910		20,202
4.38%, 11/30/2028		16,913		17,176
4.38%, 12/31/2029		27,598		28,099
4.38%, 01/31/2032		126,455		128,689
4.38%, 05/15/2034		27,750		28,125
4.38%, 11/15/2039		14,000		13,929
4.38%, 05/15/2041		1,500		1,479
4.38%, 08/15/2043		12,140		11,831
4.50%, 05/31/2029		24,742		25,278
4.50%, 12/31/2031		975		999
4.50%, 11/15/2033		14,450		14,795
4.50%, 02/15/2044		17,022		16,819
4.50%, 11/15/2054		69,229		68,212

	$		$
4.63%, 09/30/2028		24,557		25,129
4.63%, 04/30/2029		33,563		34,437
4.63%, 02/15/2035		16,490		17,036
4.63%, 05/15/2044		44,386		44,530
4.63%, 11/15/2044		66,500		66,583
4.63%, 05/15/2054		17,189		17,245
4.75%, 11/15/2043		38,892		39,732
4.75%, 02/15/2045		82,479		83,987
4.75%, 11/15/2053		78,671		80,413
4.88%, 10/31/2028		13,897		14,339
4.88%, 10/31/2030		3,090		3,223
U.S. Treasury Strip Coupon
0.00%, 08/15/2027		4,314		3,926
0.00%, 11/15/2027		4,607		4,153
0.00%, 11/15/2030		7,075		5,619
0.00%, 02/15/2031		26,310		20,644
0.00%, 05/15/2031		21,720		16,863
0.00%, 08/15/2031		29,650		22,762
0.00%, 11/15/2031		14,830		11,257
0.00%, 02/15/2032		46,250		34,696
0.00%, 11/15/2034		2,487		1,637
0.00%, 02/15/2035		1,824		1,187
0.00%, 05/15/2035		1,920		1,233
0.00%, 08/15/2035		175		111
0.00%, 05/15/2036		121		74
0.00%, 11/15/2040		20,090		9,645
0.00%, 02/15/2041		89,420		42,321
0.00%, 08/15/2041		1,425		656
0.00%, 05/15/2043		33,405		14,020
0.00%, 11/15/2043		45,100		18,452
0.00%, 02/15/2046		20,000		7,338
0.00%, 08/15/2046		5,975		2,139
0.00%, 08/15/2048		3,095		1,007

Total U.S. Treasury Obligations				5,225,577

Total Government Related (Cost: $5,720,793)				5,473,482

Mortgage-Backed Obligations – 32.72%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035, Series 2018-20TS, Class D(1)(4)		5,204		4,319
ACRE Commercial Mortgage 2021-FL4 Ltd.
5.57% (1 Month Term SOFR + 1.25%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(2)		1,072		1,075
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9		198		200
Alternative Loan Trust 2005-1CB
2.67% (1 Month Term SOFR + 6.99%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(2)(5)		61		7
Alternative Loan Trust 2005-20CB
0.32% (1 Month Term SOFR + 4.64%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(2)(5)		255		11
Alternative Loan Trust 2005-22T1
0.64% (1 Month Term SOFR + 4.96%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(2)(5)		375		23
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4		98		84
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5		5		2
Alternative Loan Trust 2005-37T1
0.62% (1 Month Term SOFR + 4.94%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(2)(5)		1,270		79
Alternative Loan Trust 2005-54CB
0.42% (1 Month Term SOFR + 4.74%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(2)(5)		319		15
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7		1		1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11		81		62
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9		36		32
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17		47		22
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(1)(4)(8)		0		0
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(1)(4)		27		8
ATLX 2024-RPL1 Trust
3.85%, 04/25/2064, Series 2024-RPL1, Class A1(1)(3)		3,409		3,277
ATLX 2024-RPL2 Trust
3.85%, 04/25/2063, Series 2024-RPL2, Class A1(1)(3)		4,254		4,082
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046, Series 2014-520M, Class C(1)(4)		1,200		788
BAMLL Re-REMIC Trust 2024-FRR4
1.90%, 11/27/2048, Series 2024-FRR4, Class C(1)(4)		9,716		9,357
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO(8)		1		0
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO		9		7

	$		$
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1		412		393
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7		12		11
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO		7		8
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO		3		2
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO		3		2
Banc of America Mortgage 2003-C Trust
6.75%, 04/25/2033, Series 2003-C, Class 3A1(4)		1		1
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4		6,790		6,625
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4		12,745		12,102
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4		6,100		5,898
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5		4,000		3,891
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5		10,450		9,509
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4		11,175		9,420
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4		22,400		19,186
BANK5 2024-5YR12
5.90%, 12/15/2057, Series 2024-5YR12, Class A3(4)		17,215		17,927
BANK5 2025-5YR14
5.65%, 4/15/2058, Series 2025-5YR14, Class A3		23,410		24,112
BANK5 Trust 2025-5YR13
5.03%, 01/15/2058, Series 2025-5YR13, Class A2		11,450		11,525
BBCMS Mortgage Trust 2017-C1
3.67%, 02/15/2050, Series 2017-C1, Class A4		1,625		1,586
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4		20,000		19,574
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4		25,600		22,368
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5(4)		8,750		8,556
BBCMS Mortgage Trust 2023-C21
6.30%, 09/15/2056, Series 2023-C21, Class A2(4)		10,368		10,845
BBCMS Mortgage Trust 2025-C32
5.72%, 02/15/2062, Series 2025-C32, Class A5		12,498		13,076
Bear Stearns ARM Trust 2003-2
6.34%, 01/25/2033, Series 2003-2, Class A5(1)(4)		43		42
Bear Stearns ARM Trust 2003-7
7.28%, 10/25/2033, Series 2003-7, Class 3A(4)		1		1
Bear Stearns ARM Trust 2004-2
4.55%, 05/25/2034, Series 2004-2, Class 14A(4)		19		18
Bear Stearns ARM Trust 2006-1
6.53% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(2)		44		42
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A		13		11
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.97%, 01/12/2045, Series 2007-T26, Class X1(1)(4)(8)		32		0
Benchmark 2018-B3 Mortgage Trust
3.76%, 04/10/2051, Series 2018-B3, Class A4		17,299		16,910
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4		8,862		8,640
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4		30,000		27,181
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5		1,473		1,297
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4		21,500		18,771
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5		3,252		2,768
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3		10,000		9,051
2.26%, 03/15/2054, Series 2021-B24, Class A4		20,000		17,537
2.58%, 03/15/2054, Series 2021-B24, Class A5		2,400		2,075
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4		22,500		19,320
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3		23,000		20,964
Benchmark 2023-V3 Mortgage Trust
5.90%, 07/15/2056, Series 2023-V3, Class A2		3,100		3,188
Benchmark 2024-V10 Mortgage Trust
4.80%, 09/15/2057, Series 2024-V10, Class A2		7,675		7,668

	$		$
BMO 2024-C9 Mortgage Trust
5.76%, 07/15/2057, Series 2024-C9, Class A5		2,351		2,459
BRAVO Residential Funding Trust 2023-RPL1
5.00%, 05/25/2063, Series 2023-RPL1, Class A1(1)(4)		3,515		3,503
BX Commercial Mortgage Trust 2024-VLT5
5.05%, 11/13/2046, Series 2024-VLT5, Class A(1)(4)		2,242		2,231
CD 2006-CD3 Mortgage Trust
0.19%, 10/15/2048, Series 2006-CD3, Class XS(1)(4)(8)		72		0
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3		19,087		17,589
CFCRE Commercial Mortgage Trust 2017-C8
3.30%, 06/15/2050, Series 2017-C8, Class A3		20,214		19,533
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1(1)(4)		6,008		5,561
Chase Home Lending Mortgage Trust Series 2024-RPL1
3.25%, 03/25/2064, Series 2024-RPL1, Class A1A(1)(4)		9,331		8,352
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A(1)(4)		22,858		20,249
Chase Home Lending Mortgage Trust Series 2024-RPL3
3.25%, 09/25/2064, Series 2024-RPL3, Class A1A(1)(4)		1,631		1,447
Chase Mortgage Finance Trust Series 2007-A1
6.52%, 02/25/2037, Series 2007-A1, Class 9A1(4)		11		11
6.58%, 02/25/2037, Series 2007-A1, Class 2A1(4)		16		15
6.69%, 02/25/2037, Series 2007-A1, Class 1A3(4)		6		6
7.55%, 02/25/2037, Series 2007-A1, Class 7A1(4)(8)		0		0
Chase Mortgage Finance Trust Series 2007-A2
6.68%, 06/25/2035, Series 2007-A2, Class 2A1(4)		15		15
7.26%, 06/25/2035, Series 2007-A2, Class 1A1(4)		3		3
CHI Commercial Mortgage Trust 2025-SFT
5.66%, 04/15/2042, Series 2025-SFT, Class A(1)(4)		3,476		3,493
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO		4		3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26		10		10
5.75%, 04/25/2034, Series 2004-3, Class A4		7		7
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4		41		42
CHL Mortgage Pass-Through Trust 2004-7
5.56%, 06/25/2034, Series 2004-7, Class 2A1(4)		3		3
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2049, Series 2004-8, Class 2A1		1		1
CHL Mortgage Pass-Through Trust 2004-HYB1
5.33%, 05/20/2034, Series 2004-HYB1, Class 2A(4)		5		5
CHL Mortgage Pass-Through Trust 2004-HYB3
4.65%, 06/20/2034, Series 2004-HYB3, Class 2A(4)		18		17
CHL Mortgage Pass-Through Trust 2004-HYB6
5.96%, 11/20/2034, Series 2004-HYB6, Class A3(4)		17		16
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2		8		3
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23		5		3
CHL Mortgage Pass-Through Trust 2005-22
5.14%, 11/25/2035, Series 2005-22, Class 2A1(4)		78		64
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1(1)(4)		2,094		2,038
CIM Trust 2023-R2
5.50%, 08/25/2064, Series 2023-R2, Class A1(1)(4)		8,516		8,544
CIM Trust 2024-R1
4.75%, 06/25/2064, Series 2024-R1, Class A1(1)(4)		5,881		5,784
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2		17		15
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3		9,561		9,402
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(4)		2,783		2,699
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3		14,163		13,891
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3		21,000		20,390
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3		21,253		20,842
4.01%, 03/10/2051, Series 2018-B2, Class A4		14,360		14,020
Citigroup Commercial Mortgage Trust 2018-C5
4.23%, 06/10/2051, Series 2018-C5, Class A4(4)		3,750		3,673
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3		2,146		1,982
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1(8)		0		0
7.74%, 09/25/2033, Series 2003-HYB1, Class A(4)		12		13
Citigroup Mortgage Loan Trust 2009-10
6.55%, 09/25/2033, Series 2009-10, Class 1A1(1)(4)		29		29
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(1)(4)		136		132

	$		$
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3		1		1
0.00%, 10/25/2033, Series 2003-1, Class PO2(8)		0		0
3.47%, 02/25/2035, Series 2005-1, Class 2A1A(4)		16		14
4.46%, 08/25/2035, Series 2005-5, Class 1A2(4)		38		32
5.25%, 10/25/2033, Series 2003-1, Class 2A5		4		4
5.50%, 05/25/2035, Series 2005-2, Class 2A11		36		36
5.50%, 11/25/2035, Series 2005-9, Class 2A2		1		1
7.54%, 08/25/2034, Series 2004-UST1, Class A6(4)		4		4
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(1)		516		511
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4		2,741		2,734
3.70%, 08/10/2048, Series 2015-CR24, Class A5		771		767
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3		7,522		7,502
3.76%, 08/10/2048, Series 2015-CR25, Class A4		2,437		2,425
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033, Series 2018-HOME, Class A(1)(4)		10,975		10,554
Connecticut Avenue Securities Trust 2021-R03
5.19% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1(1)(2)		1,823		1,819
Connecticut Avenue Securities Trust 2022-R01
6.24% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2(1)(2)		5,280		5,325
Connecticut Avenue Securities Trust 2023-R05
6.24% (30-day Average SOFR + 1.90%), 06/25/2043, Series 2023-R05, Class 1M1(1)(2)		3,608		3,634
Connecticut Avenue Securities Trust 2023-R06
6.04% (30-day Average SOFR + 1.70%), 07/25/2043, Series 2023-R06, Class 1M1(1)(2)		1,658		1,663
Connecticut Avenue Securities Trust 2023-R08
5.84% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1(1)(2)		2,786		2,788
Connecticut Avenue Securities Trust 2024-R01
5.39% (30-day Average SOFR + 1.05%), 01/25/2044, Series 2024-R01, Class 1M1(1)(2)		923		921
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.00%, 01/15/2049, Series 2007-C2, Class AX(1)(4)(8)		1,713		0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P		21		15
5.25%, 09/25/2033, Series 2003-21, Class 1A4		18		18
6.68%, 02/25/2033, Series 2003-1, Class DB1(4)		33		34
7.31%, 06/25/2033, Series 2003-AR15, Class 3A1(4)		5		5
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3		4,827		4,807
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3		5,622		5,426
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2		20,703		18,554
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4		17		17
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4		42		42
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP		4		3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP		3		2
5.50%, 10/25/2035, Series 2005-9, Class DX		83		12
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(1)		3,000		2,259
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(1)(4)		3,087		2,955
CSMC 2020-RPL6 Trust
3.47%, 03/25/2059, Series 2020-RPL6, Class A1(1)(4)		2,976		2,975
CSMC 2022-RPL4 Trust
3.90%, 04/25/2062, Series 2022-RPL4, Class A1(1)(4)		3,430		3,261
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058, Series 2018-RPL4(1)(4)		1,370		1,228
CSMCM 2018-RPL9 Trust
4.01%, 09/25/2057, Series 2018-RPL9, Class CERT(1)(4)		1,640		1,349
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A		13,217		13,039
DBJPM 2016-C3 Mortgage Trust
2.89%, 08/10/2049, Series 2016-C3, Class A5		3,064		2,983
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4		20,600		18,071
Fannie Mae
2.00%, 04/01/2040(9)		3,375		3,050
2.00%, 04/01/2055(9)		20,215		16,062
2.50%, 04/01/2055(9)		17,260		14,351
3.00%, 03/01/2055(9)		1,850		1,750
3.00%, 04/01/2055(9)		80,270		69,560
3.50%, 04/01/2055(9)		6,290		5,672

	$		$
3.50%, 05/01/2055(9)		4,000		3,605
4.00%, 04/01/2055(9)		4,300		4,006
4.50%, 04/01/2055(9)		13,555		12,965
5.00%, 04/01/2042(9)		13,465		13,196
5.00%, 05/01/2055(9)		29,000		28,398
5.50%, 04/01/2055(9)		10,330		10,316
5.50%, 05/01/2055(9)		14,000		13,969
6.00%, 04/01/2055(9)		28,370		28,814
6.50%, 04/01/2055(9)		26,050		26,861
7.00%, 04/01/2042(9)		9,525		9,955
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(4)		25		25
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1		44		45
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2		61		64
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2		8		9
Fannie Mae Grantor Trust 2004-T2
5.19%, 07/25/2043, Series 2004-T2, Class 2A(4)		33		33
7.50%, 11/25/2043, Series 2004-T2, Class 1A4		77		79
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2		154		158
7.00%, 02/25/2044, Series 2004-T3, Class 1A3		65		67
9.30%, 01/25/2044, Series 2004-T3, Class PT1(4)		11		12
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A		6,471		6,265
Fannie Mae Interest Strip
0.00%, 01/25/2033, Series 329, Class 1		3		2
4.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(2)		194		189
5.00%, 12/25/2033, Series 345, Class 6(4)(8)		4		0
5.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(2)		608		601
5.50%, 05/25/2036, Series 365, Class 8		15		3
5.50%, 08/25/2036, Series 374, Class 5		10		2
5.50%, 04/25/2037, Series 393, Class 6(8)		4		0
6.00%, 01/25/2038, Series 383, Class 33		11		2
Fannie Mae Pool
1.40%, 11/01/2032		8,500		6,804
1.50%, 01/01/2031		10,000		8,513
1.50%, 02/01/2036		2,805		2,469
1.50%, 02/01/2036		8,969		7,916
1.50%, 07/01/2036		7,997		7,034
1.50%, 08/01/2036		5,131		4,503
1.50%, 09/01/2036		826		725
1.50%, 11/01/2036		2,709		2,384
1.50%, 05/01/2037		4,316		3,788
1.50%, 11/01/2040		5,230		4,312
1.50%, 03/01/2041		971		804
1.50%, 02/01/2042		1,238		1,015
1.50%, 10/01/2050		1,739		1,317
1.50%, 11/01/2050		10,419		7,883
1.50%, 12/01/2050		22,090		16,728
1.50%, 01/01/2051		1,382		1,045
1.50%, 02/01/2051		16,923		12,786
1.50%, 07/01/2051		6,259		4,732
1.51%, 11/01/2032(4)		32,571		26,592
1.56%, 01/01/2031		2,275		1,942
1.73%, 11/01/2031		8,677		7,424
1.76%, 03/01/2032(4)		14,960		12,609
1.80%, 10/01/2033		7,500		6,138
2.00%, 03/01/2031		3,563		3,385
2.00%, 08/01/2031		772		729
2.00%, 01/01/2032		7,399		6,984
2.00%, 09/01/2035		373		340
2.00%, 04/01/2036		731		662
2.00%, 05/01/2036		5,474		4,957
2.00%, 05/01/2036		6,138		5,556
2.00%, 06/01/2036		6,199		5,667
2.00%, 08/01/2036		2,606		2,362
2.00%, 02/01/2037		9,094		8,286
2.00%, 03/01/2037		179		163
2.00%, 03/01/2037		2,836		2,590
2.00%, 06/01/2040		2,320		2,028
2.00%, 07/01/2040		2,202		1,925
2.00%, 09/01/2040		1,261		1,101
2.00%, 01/01/2041		1,161		993
2.00%, 02/01/2041		6,136		5,243
2.00%, 05/01/2041		20,002		17,087
2.00%, 06/01/2041		6,312		5,391
2.00%, 10/01/2041		839		714
2.00%, 02/01/2042		14,055		11,981

	$		$
2.00%, 04/01/2042		5,104		4,338
2.00%, 08/01/2042		10,570		9,000
2.00%, 05/01/2050		13,088		10,508
2.00%, 06/01/2050		24,712		19,844
2.00%, 09/01/2050		18,898		15,129
2.00%, 10/01/2050		38,491		30,880
2.00%, 11/01/2050		1,234		997
2.00%, 11/01/2050		15,579		12,481
2.00%, 12/01/2050		8,588		6,889
2.00%, 01/01/2051		33,248		26,663
2.00%, 02/01/2051		2,440		1,954
2.00%, 02/01/2051		4,430		3,548
2.00%, 03/01/2051		34,597		27,702
2.00%, 04/01/2051		8,046		6,440
2.00%, 05/01/2051		292		226
2.00%, 07/01/2051		2,495		1,994
2.00%, 07/01/2051		8,738		7,000
2.00%, 07/01/2051		13,423		10,763
2.00%, 08/01/2051		1,904		1,527
2.00%, 08/01/2051		4,345		3,469
2.00%, 08/01/2051		10,490		8,442
2.00%, 09/01/2051		10,665		8,502
2.00%, 10/01/2051		542		437
2.00%, 10/01/2051		1,536		1,222
2.00%, 10/01/2051		2,382		1,899
2.00%, 10/01/2051		8,665		7,028
2.00%, 11/01/2051		6,254		4,999
2.00%, 11/01/2051		8,181		6,530
2.00%, 12/01/2051		10,458		8,440
2.00%, 12/01/2051		11,330		9,169
2.00%, 01/01/2052		12,591		10,104
2.00%, 02/01/2052		4,855		3,909
2.00%, 02/01/2052		5,679		4,526
2.05%, 06/01/2035		2,450		1,951
2.08%, 10/01/2033		9,443		7,906
2.16%, 01/01/2034		6,070		4,994
2.22%, 02/01/2032		5,100		4,386
2.50%, 04/01/2030		475		458
2.50%, 05/01/2030		644		620
2.50%, 07/01/2032		2,089		1,990
2.50%, 08/01/2032		2,313		2,208
2.50%, 09/01/2032		2,208		2,108
2.50%, 12/01/2034		5,673		5,306
2.50%, 07/01/2035		7,760		7,392
2.50%, 08/01/2035		1,471		1,369
2.50%, 08/01/2035		2,800		2,607
2.50%, 09/01/2035		3,870		3,603
2.50%, 10/01/2035		106		99
2.50%, 01/01/2036		10,041		9,361
2.50%, 07/01/2036		3,771		3,526
2.50%, 11/01/2036		4,614		4,282
2.50%, 11/01/2036		9,932		9,244
2.50%, 12/01/2036		996		915
2.50%, 04/01/2042		4,927		4,344
2.50%, 01/01/2043		1,038		900
2.50%, 02/01/2043		472		409
2.50%, 10/01/2043		972		842
2.50%, 05/01/2046		419		357
2.50%, 07/01/2046		1,043		889
2.50%, 08/01/2046		386		329
2.50%, 10/01/2046		324		276
2.50%, 03/01/2050		598		504
2.50%, 05/01/2050		8,482		7,154
2.50%, 06/01/2050		4,956		4,188
2.50%, 06/01/2050		12,033		10,168
2.50%, 07/01/2050		10,133		8,569
2.50%, 08/01/2050		4,187		3,520
2.50%, 09/01/2050		2,322		1,971
2.50%, 09/01/2050		5,985		4,874
2.50%, 09/01/2050		6,928		5,809
2.50%, 09/01/2050		10,357		8,751
2.50%, 10/01/2050		6,384		5,424
2.50%, 10/01/2050		34,943		29,204
2.50%, 12/01/2050		423		355
2.50%, 12/01/2050		9,882		8,307
2.50%, 02/01/2051		1,141		965
2.50%, 02/01/2051		3,421		2,884
2.50%, 02/01/2051		4,190		3,494
2.50%, 03/01/2051		9,610		8,043
2.50%, 04/01/2051		21,827		18,287
2.50%, 05/01/2051		5,357		4,583
2.50%, 05/01/2051		9,174		7,674

	$		$
2.50%, 06/01/2051		9,450		7,900
2.50%, 06/01/2051		12,400		10,349
2.50%, 08/01/2051		914		770
2.50%, 08/01/2051		8,354		7,034
2.50%, 09/01/2051		400		326
2.50%, 09/01/2051		6,285		5,315
2.50%, 09/01/2051		10,912		9,181
2.50%, 10/01/2051		10,075		8,444
2.50%, 10/01/2051		14,066		11,797
2.50%, 11/01/2051		1,169		983
2.50%, 11/01/2051		8,717		7,363
2.50%, 11/01/2051		14,370		12,087
2.50%, 12/01/2051		1,140		959
2.50%, 12/01/2051		6,072		5,091
2.50%, 12/01/2051		10,925		9,225
2.50%, 12/01/2051		11,690		9,861
2.50%, 01/01/2052		8,921		7,477
2.50%, 02/01/2052		791		662
2.50%, 02/01/2052		10,192		8,497
2.50%, 02/01/2052		13,341		11,261
2.50%, 02/01/2052		17,000		14,387
2.50%, 03/01/2052		635		533
2.50%, 03/01/2052		1,882		1,571
2.50%, 03/01/2052		6,425		5,396
2.50%, 03/01/2052		9,390		7,827
2.50%, 04/01/2052		10,482		8,732
2.50%, 05/01/2052		15,775		13,236
2.50%, 05/01/2052		17,860		15,118
2.50%, 05/01/2052		28,702		24,149
2.50%, 09/01/2052		1,004		838
2.50%, 09/01/2052		18,541		15,521
2.50%, 07/01/2061		9,076		7,340
2.50%, 09/01/2061		5,322		4,304
2.50%, 03/01/2062		8,504		6,877
2.52%, 11/01/2029		13,576		12,577
2.58%, 09/01/2028		3,595		3,409
2.59%, 09/01/2028		7,229		6,855
2.62%, 10/01/2028		8,409		7,932
2.67%, 12/01/2035		15,510		12,886
2.68%, 05/01/2025		1,609		1,601
2.83%, 05/01/2027		7,580		7,372
2.90%, 10/01/2029		3,113		2,940
3.00%, 06/01/2027		1,868		1,822
3.00%, 08/01/2028		214		210
3.00%, 09/01/2028		360		353
3.00%, 12/01/2028		139		136
3.00%, 05/01/2030		396		386
3.00%, 08/01/2034		1,398		1,338
3.00%, 09/01/2034		4,743		4,601
3.00%, 10/01/2034		1,547		1,486
3.00%, 03/01/2035		3,163		3,008
3.00%, 10/01/2035		266		253
3.00%, 05/01/2036		471		452
3.00%, 08/01/2036		399		374
3.00%, 03/01/2037		3,123		2,970
3.00%, 05/01/2038		5,556		5,235
3.00%, 05/01/2042		166		150
3.00%, 10/01/2042		1,471		1,327
3.00%, 11/01/2042		1,056		949
3.00%, 12/01/2042		39		35
3.00%, 12/01/2042		339		304
3.00%, 12/01/2042		535		481
3.00%, 01/01/2043		348		313
3.00%, 01/01/2043		520		468
3.00%, 01/01/2043		606		545
3.00%, 01/01/2043		618		556
3.00%, 02/01/2043		296		267
3.00%, 04/01/2043		413		372
3.00%, 04/01/2043		527		474
3.00%, 04/01/2043		941		847
3.00%, 05/01/2043		17		15
3.00%, 05/01/2043		102		92
3.00%, 05/01/2043		637		573
3.00%, 05/01/2043		3,417		3,074
3.00%, 05/01/2043		8,277		7,445
3.00%, 06/01/2043		21		19
3.00%, 06/01/2043		175		158
3.00%, 06/01/2043		208		187
3.00%, 06/01/2043		1,166		1,049
3.00%, 06/01/2043		1,947		1,751
3.00%, 07/01/2043		23		21
3.00%, 07/01/2043		60		54

	$		$
3.00%, 07/01/2043		180		162
3.00%, 07/01/2043		617		555
3.00%, 07/01/2043		2,987		2,687
3.00%, 08/01/2043		674		606
3.00%, 08/01/2043		1,773		1,594
3.00%, 10/01/2043		42		38
3.00%, 10/01/2043		5,272		4,743
3.00%, 02/01/2044		2,361		2,127
3.00%, 03/01/2044		273		246
3.00%, 04/01/2045		3,208		2,859
3.00%, 05/01/2046		2,297		2,038
3.00%, 09/01/2046		371		329
3.00%, 11/01/2046		815		722
3.00%, 11/01/2046		2,500		2,249
3.00%, 11/01/2046		2,846		2,520
3.00%, 01/01/2047		1,704		1,508
3.00%, 02/01/2047		372		335
3.00%, 03/01/2047		296		262
3.00%, 02/01/2049		10,735		9,654
3.00%, 07/01/2049		666		586
3.00%, 07/01/2049		1,791		1,576
3.00%, 08/01/2049		9,850		8,727
3.00%, 11/01/2049		878		771
3.00%, 11/01/2049		4,365		3,838
3.00%, 12/01/2049		181		159
3.00%, 12/01/2049		612		538
3.00%, 12/01/2049		3,173		2,788
3.00%, 02/01/2050		3,711		3,261
3.00%, 02/01/2050		5,005		4,348
3.00%, 02/01/2050		13,480		11,902
3.00%, 02/01/2050		13,850		12,322
3.00%, 03/01/2050		1,132		992
3.00%, 03/01/2050		1,927		1,694
3.00%, 05/01/2050		307		271
3.00%, 05/01/2050		1,477		1,299
3.00%, 06/01/2050		503		442
3.00%, 06/01/2050		1,789		1,568
3.00%, 07/01/2050		743		656
3.00%, 08/01/2050		1,913		1,672
3.00%, 08/01/2050		4,024		3,524
3.00%, 09/01/2050		1,557		1,375
3.00%, 09/01/2050		4,663		4,091
3.00%, 11/01/2050		330		290
3.00%, 01/01/2051		240		208
3.00%, 02/01/2051		1,215		1,077
3.00%, 02/01/2051		8,086		7,012
3.00%, 04/01/2051		5,114		4,476
3.00%, 05/01/2051		3,438		2,982
3.00%, 06/01/2051		3,233		2,803
3.00%, 07/01/2051		5,886		5,104
3.00%, 10/01/2051		1,831		1,592
3.00%, 10/01/2051		14,382		12,595
3.00%, 11/01/2051		2,753		2,389
3.00%, 11/01/2051		2,976		2,639
3.00%, 11/01/2051		3,586		3,140
3.00%, 12/01/2051		17,578		15,437
3.00%, 01/01/2052		8,533		7,400
3.00%, 02/01/2052		4,467		3,912
3.00%, 02/01/2052		8,484		7,447
3.00%, 02/01/2052		13,871		12,119
3.00%, 03/01/2052		10,180		8,903
3.00%, 04/01/2052		7,634		6,735
3.00%, 05/01/2052		23,217		20,155
3.00%, 07/01/2060		7,017		6,048
3.00%, 12/01/2061		9,603		8,133
3.00%, 04/01/2064		15,279		13,053
3.02%, 07/01/2029		7,851		7,468
3.08%, 01/01/2028		8,000		7,758
3.09%, 09/01/2029		7,484		7,094
3.10%, 01/01/2028		6,252		6,063
3.12%, 11/01/2026		864		848
3.12%, 06/01/2035		3,400		3,030
3.13%, 03/01/2027		6,388		6,252
3.14%, 12/01/2026		1,575		1,546
3.19%, 01/01/2033		3,070		2,933
3.19%, 03/01/2036		1,940		1,821
3.22%, 09/01/2032		6,000		5,452
3.25%, 09/01/2026		1,315		1,295
3.25%, 02/01/2027		5,039		4,942
3.34%, 02/01/2027		1,500		1,471
3.39%, 07/01/2034		8,500		7,724
3.45%, 04/01/2035		1,637		1,514

	$		$
3.50%, 12/01/2029		532		522
3.50%, 05/01/2030		125		122
3.50%, 12/01/2030		442		435
3.50%, 07/01/2032		36		35
3.50%, 11/01/2032		253		248
3.50%, 12/01/2032		90		87
3.50%, 02/01/2033		123		121
3.50%, 02/01/2033		157		153
3.50%, 03/01/2033		831		813
3.50%, 04/01/2033		557		546
3.50%, 06/01/2033		60		58
3.50%, 10/01/2033		2,928		2,840
3.50%, 06/01/2040		650		606
3.50%, 12/01/2040		29		27
3.50%, 02/01/2041		2,574		2,400
3.50%, 11/01/2041		107		100
3.50%, 12/01/2041		89		83
3.50%, 12/01/2041		146		136
3.50%, 12/01/2041		172		160
3.50%, 02/01/2042		103		96
3.50%, 02/01/2042		137		128
3.50%, 04/01/2042		80		75
3.50%, 05/01/2042		2,123		1,979
3.50%, 06/01/2042		524		488
3.50%, 07/01/2042		379		354
3.50%, 07/01/2042		1,343		1,252
3.50%, 07/01/2042		7,108		6,626
3.50%, 08/01/2042		281		262
3.50%, 09/01/2042		218		203
3.50%, 09/01/2042		231		215
3.50%, 09/01/2042		270		252
3.50%, 09/01/2042		1,710		1,594
3.50%, 10/01/2042		111		103
3.50%, 10/01/2042		137		128
3.50%, 10/01/2042		231		215
3.50%, 10/01/2042		376		350
3.50%, 11/01/2042		1,078		1,005
3.50%, 11/01/2042		2,653		2,473
3.50%, 01/01/2043		245		228
3.50%, 01/01/2043		294		274
3.50%, 02/01/2043		16		15
3.50%, 02/01/2043		27		25
3.50%, 03/01/2043		190		176
3.50%, 03/01/2043		556		518
3.50%, 03/01/2043		1,339		1,248
3.50%, 04/01/2043		572		533
3.50%, 04/01/2043		1,372		1,279
3.50%, 05/01/2043		21		20
3.50%, 05/01/2043		151		141
3.50%, 05/01/2043		516		479
3.50%, 05/01/2043		610		567
3.50%, 07/01/2043		3,453		3,219
3.50%, 08/01/2043		11,138		10,509
3.50%, 04/01/2045		4,378		4,058
3.50%, 06/01/2045		577		533
3.50%, 06/01/2045		2,534		2,342
3.50%, 11/01/2045		983		905
3.50%, 12/01/2045		180		166
3.50%, 01/01/2046		3,133		2,886
3.50%, 04/01/2046		424		390
3.50%, 08/01/2046		1,521		1,399
3.50%, 09/01/2046		1,418		1,307
3.50%, 12/01/2046		1,382		1,265
3.50%, 12/01/2046		2,842		2,648
3.50%, 06/01/2047		219		201
3.50%, 11/01/2047		2,176		1,988
3.50%, 12/01/2047		1,528		1,396
3.50%, 01/01/2048		1,811		1,654
3.50%, 04/01/2048		9,484		8,660
3.50%, 08/01/2048		5,353		4,885
3.50%, 08/01/2048		9,310		8,677
3.50%, 10/01/2048		1,889		1,730
3.50%, 03/01/2050		7,739		6,999
3.50%, 02/01/2052		7,584		6,874
3.50%, 03/01/2052		1,190		1,084
3.50%, 04/01/2052		14,586		13,266
3.50%, 05/01/2052		4,935		4,478
3.50%, 06/01/2052		8,585		7,800
3.50%, 06/01/2052		13,453		12,181
3.50%, 08/01/2052		7,990		7,381
3.50%, 01/01/2058		6,789		6,238
3.50%, 03/01/2060		5,568		4,982

	$		$
3.50%, 02/01/2062		2,865		2,534
3.50%, 03/01/2062		8,237		7,297
3.50%, 12/01/2062		7,236		6,466
3.53%, 04/01/2033		12,230		11,410
3.54%, 06/01/2032		15,495		14,449
3.54%, 11/01/2032		10,031		9,376
3.55%, 02/01/2030		1,500		1,449
3.57%, 06/01/2028		8,140		7,950
3.66%, 03/01/2027		2,140		2,114
3.77%, 12/01/2025		1,600		1,590
3.80%, 09/01/2032		9,609		9,135
3.81%, 12/01/2028		7,000		6,874
3.90%, 02/01/2033		12,350		11,771
4.00%, 06/01/2033		234		232
4.00%, 12/01/2033		19		19
4.00%, 05/01/2037		2,696		2,641
4.00%, 10/01/2037		519		508
4.00%, 07/01/2040		1,484		1,431
4.00%, 08/01/2040		46		45
4.00%, 09/01/2040		373		359
4.00%, 12/01/2040		78		74
4.00%, 12/01/2040		326		313
4.00%, 01/01/2041		69		66
4.00%, 01/01/2041		157		151
4.00%, 01/01/2041		292		281
4.00%, 01/01/2041		338		325
4.00%, 01/01/2041		388		373
4.00%, 01/01/2041		513		494
4.00%, 01/01/2041		540		520
4.00%, 02/01/2041		20		19
4.00%, 02/01/2041		588		566
4.00%, 03/01/2041		2,193		2,110
4.00%, 09/01/2041		64		61
4.00%, 10/01/2041		326		312
4.00%, 10/01/2041		369		355
4.00%, 12/01/2041		488		469
4.00%, 12/01/2041		582		560
4.00%, 01/01/2042		860		827
4.00%, 03/01/2042		22		21
4.00%, 07/01/2042		137		131
4.00%, 07/01/2042		163		156
4.00%, 07/01/2042		176		168
4.00%, 07/01/2042		208		199
4.00%, 08/01/2042		1,940		1,867
4.00%, 12/01/2042		133		128
4.00%, 04/01/2043		2,801		2,690
4.00%, 07/01/2043		320		305
4.00%, 11/01/2043		871		836
4.00%, 12/01/2043		41		39
4.00%, 12/01/2043		561		535
4.00%, 07/01/2044		772		736
4.00%, 09/01/2044		313		298
4.00%, 12/01/2044		8,425		8,083
4.00%, 01/01/2045		2,099		1,988
4.00%, 07/01/2045		2,307		2,186
4.00%, 10/01/2045		224		213
4.00%, 12/01/2045		309		293
4.00%, 12/01/2045		1,219		1,154
4.00%, 01/01/2046		758		717
4.00%, 08/01/2046		1,057		1,000
4.00%, 03/01/2047		2,223		2,105
4.00%, 03/01/2047		2,265		2,131
4.00%, 06/01/2047		1,211		1,143
4.00%, 08/01/2047		2,391		2,266
4.00%, 11/01/2047		2,014		1,901
4.00%, 01/01/2048		2,163		2,029
4.00%, 01/01/2048		3,685		3,477
4.00%, 03/01/2048		822		775
4.00%, 03/01/2048		4,576		4,334
4.00%, 06/01/2048		4,758		4,482
4.00%, 09/01/2048		262		246
4.00%, 10/01/2048		231		218
4.00%, 03/01/2049		2,773		2,612
4.00%, 05/01/2049		7,718		7,393
4.00%, 07/01/2049		386		361
4.00%, 07/01/2049		1,784		1,691
4.00%, 10/01/2049		2,331		2,221
4.00%, 01/01/2050		2,906		2,737
4.00%, 05/01/2050		2,180		2,052
4.00%, 07/01/2050		2,034		1,911
4.00%, 01/01/2051		7,531		7,131
4.00%, 04/01/2052		5,067		4,728

	$		$
4.00%, 04/01/2052		9,576		8,939
4.00%, 06/01/2052		4,406		4,169
4.00%, 06/01/2052		10,797		10,076
4.00%, 07/01/2052		10,707		9,996
4.00%, 07/01/2052		11,742		11,062
4.00%, 09/01/2052		17,297		16,141
4.00%, 12/01/2052		3,116		2,931
4.00%, 12/01/2052		19,427		18,128
4.00%, 09/01/2063		2,703		2,529
4.09%, 07/01/2030		11,800		11,614
4.18%, 11/01/2030		3,400		3,362
4.19%, 04/01/2033		1,565		1,525
4.19%, 04/01/2033		8,000		7,797
4.32%, 03/01/2030		12,400		12,347
4.32%, 06/01/2033		4,991		4,895
4.37%, 03/01/2033		3,113		3,056
4.40% (ECOFC + 1.25%, 2.16% Floor, 12.64% Cap), 09/01/2027(2)(8)		0		0
4.47%, 12/01/2026(4)		495		495
4.50% (ECOFC + 1.25%, 3.61% Floor, 13.13% Cap), 03/01/2029(2)(8)		0		0
4.50%, 08/01/2029		29		29
4.50%, 09/01/2029		32		32
4.50%, 10/01/2033		1,216		1,201
4.50%, 11/01/2033		4		4
4.50%, 09/01/2034		4		4
4.50%, 04/01/2039		2,186		2,182
4.50%, 11/01/2039		7		6
4.50%, 08/01/2040		1,043		1,030
4.50%, 08/01/2040		1,080		1,066
4.50%, 12/01/2040		423		417
4.50%, 12/01/2040		1,539		1,519
4.50%, 03/01/2041		390		385
4.50%, 04/01/2041		220		217
4.50%, 05/01/2041		301		298
4.50%, 05/01/2041		2,517		2,481
4.50%, 07/01/2041		93		92
4.50%, 08/01/2041		701		690
4.50%, 01/01/2042		824		812
4.50%, 11/01/2042		2,140		2,110
4.50%, 02/01/2046		2,566		2,529
4.50%, 08/01/2047		276		269
4.50%, 07/01/2048		1,453		1,416
4.50%, 07/01/2049		2,075		2,018
4.50%, 03/01/2050		7,442		7,242
4.50%, 06/01/2051		10,480		10,209
4.50%, 07/01/2052		3,831		3,671
4.50%, 08/01/2052		10,653		10,208
4.50%, 09/01/2052		15,284		14,645
4.50%, 10/01/2052		7,551		7,262
4.50%, 11/01/2052		12,027		11,526
4.50%, 04/01/2056		6,013		5,805
4.50%, 06/01/2062		7,029		6,742
4.52%, 10/01/2033		5,005		4,980
4.55%, 09/01/2033		11,582		11,596
4.59%, 04/01/2033		12,165		12,101
4.77%, 08/01/2026		539		542
4.97%, 12/01/2030		8,156		8,339
4.97%, 12/01/2032		6,241		6,365
4.98%, 11/01/2032		7,522		7,705
5.00%, 05/01/2028		3		3
5.00%, 04/01/2031		21		21
5.00%, 12/01/2032(8)		0		0
5.00%, 06/01/2033		4		4
5.00%, 07/01/2033		4		4
5.00%, 07/01/2033		5		5
5.00%, 11/01/2033		1		1
5.00%, 11/01/2033		13		13
5.00%, 11/01/2033		978		979
5.00%, 04/01/2034		29		29
5.00%, 05/01/2034		13		13
5.00%, 12/01/2034		9		9
5.00%, 01/01/2035		6		6
5.00%, 02/01/2035		168		169
5.00%, 02/01/2035		879		885
5.00%, 06/01/2035		156		157
5.00%, 07/01/2035		4		4
5.00%, 07/01/2035		744		749
5.00%, 07/01/2035		869		875
5.00%, 09/01/2035		20		21
5.00%, 10/01/2035		78		79
5.00%, 11/01/2035		184		185
5.00%, 01/01/2036		15		15
5.00%, 02/01/2036		12		12

	$		$
5.00%, 07/01/2037		219		219
5.00%, 01/01/2039		737		740
5.00%, 09/01/2039		41		41
5.00%, 04/01/2040		84		85
5.00%, 08/01/2040		84		85
5.00%, 05/01/2041		42		42
5.00%, 05/01/2042		686		692
5.00%, 09/01/2043		265		266
5.00%, 01/01/2048		357		356
5.00%, 05/01/2048		869		869
5.00%, 01/01/2049		3,003		3,007
5.00%, 06/01/2052		6,604		6,496
5.00%, 07/01/2052		419		412
5.00%, 08/01/2052		8,393		8,254
5.00%, 08/01/2052		9,138		8,985
5.00%, 10/01/2052		19,793		19,456
5.00%, 02/01/2053		6,772		6,653
5.00%, 03/01/2053		13,838		13,592
5.00%, 06/01/2053		15,134		14,853
5.00%, 02/01/2054		970		952
5.00%, 03/01/2062		4,193		4,143
5.43%, 10/01/2032		2,237		2,340
5.50%, 07/01/2025(8)		0		0
5.50%, 11/01/2032		24		24
5.50%, 02/01/2033		1		1
5.50%, 03/01/2033		23		23
5.50%, 04/01/2033		16		16
5.50%, 07/01/2033		3		3
5.50%, 09/01/2033		63		64
5.50%, 11/01/2033		1		1
5.50%, 12/01/2033		29		29
5.50%, 01/01/2034		3		3
5.50%, 03/01/2034		4		4
5.50%, 09/01/2034		6		6
5.50%, 10/01/2034		9		9
5.50%, 02/01/2035		19		20
5.50%, 12/01/2035		6		6
5.50%, 04/01/2036		21		22
5.50%, 05/01/2036		19		19
5.50%, 05/01/2036		28		29
5.50%, 11/01/2036		7		7
5.50%, 03/01/2037		144		147
5.50%, 04/01/2037		45		46
5.50%, 05/01/2037		49		50
5.50%, 01/01/2038		34		35
5.50%, 05/01/2038		9		9
5.50%, 06/01/2038		1		1
5.50%, 06/01/2038		42		43
5.50%, 06/01/2038		302		307
5.50%, 09/01/2038		257		263
5.50%, 06/01/2039		12		12
5.50%, 09/01/2039		17		17
5.50%, 12/01/2039		25		25
5.50%, 01/01/2040		203		207
5.50%, 11/01/2052		6,309		6,338
5.50%, 02/01/2053		6,752		6,783
5.50%, 03/01/2053		7,479		7,503
5.50%, 03/01/2053		26,729		26,742
5.50%, 04/01/2053		1,826		1,826
5.50%, 11/01/2053		10,999		10,987
5.50%, 09/01/2054		2,552		2,557
5.50%, 01/01/2055		10,245		10,247
5.93% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.20%, 1.20% Floor, 10.19% Cap), 08/01/2034(2)		11		11
6.00%, 07/01/2026		2		2
6.00%, 07/01/2027		4		4
6.00%, 11/01/2027		3		3
6.00%, 12/01/2027		8		8
6.00%, 01/01/2028		14		14
6.00%, 10/01/2028		9		9
6.00%, 12/01/2028		1		1
6.00%, 01/01/2029		1		1
6.00%, 09/01/2029		6		6
6.00%, 12/01/2032		7		7
6.00%, 12/01/2032		41		42
6.00%, 03/01/2033(8)		0		0
6.00%, 03/01/2033		1		1
6.00%, 03/01/2033		1		1
6.00%, 03/01/2033		2		2
6.00%, 05/01/2033		6		6
6.00%, 08/01/2033		2		2
6.00%, 09/01/2033		4		4

	$		$
6.00%, 09/01/2033		6		6
6.00%, 11/01/2034		2		2
6.00%, 04/01/2035		30		31
6.00%, 02/01/2036		1		1
6.00%, 09/01/2036		101		105
6.00%, 11/01/2036		13		13
6.00%, 03/01/2037		21		21
6.00%, 09/01/2037		30		31
6.00%, 04/01/2038		8		8
6.00%, 05/01/2038		78		82
6.00%, 11/01/2038		27		28
6.00%, 12/01/2039		402		419
6.00%, 10/01/2040		510		532
6.00%, 07/01/2041		1,382		1,441
6.00%, 11/01/2048		19		19
6.00%, 02/01/2053		6,290		6,408
6.00%, 07/01/2053		5,298		5,477
6.00%, 07/01/2053		10,974		11,277
6.00%, 09/01/2053		10,771		10,942
6.00%, 10/01/2053		4,904		5,029
6.00%, 11/01/2053		4,938		5,016
6.00%, 06/01/2054		932		948
6.00%, 07/01/2054		10,588		10,797
6.00%, 10/01/2054		12,825		13,174
6.00%, 02/01/2055		3,820		3,885
6.11% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.34%, 1.34% Floor, 12.10% Cap), 07/01/2037(2)		11		11
6.13% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(2)		19		19
6.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(2)(8)		0		0
6.22% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.43%, 1.43% Floor, 12.56% Cap), 01/01/2037(2)		14		15
6.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.48%, 1.48% Floor, 12.67% Cap), 02/01/2037(2)		16		16
6.26% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.01% Cap), 12/01/2036(2)		11		11
6.29% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.54%, 1.54% Floor, 11.11% Cap), 02/01/2035(2)		1		1
6.31% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.44%, 1.44% Floor, 10.33% Cap), 11/01/2033(2)		13		13
6.36% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.73% Cap), 03/01/2035(2)		5		6
6.40% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.62%, 1.62% Floor, 10.82% Cap), 04/01/2037(2)		6		6
6.44% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.51%, 1.52% Floor, 10.87% Cap), 01/01/2035(2)		43		44
6.45% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.19% Cap), 01/01/2034(2)		1		1
6.50%, 08/01/2026		3		4
6.50%, 03/01/2029		3		3
6.50%, 11/01/2029		79		82
6.50%, 08/01/2031		5		5
6.50%, 02/01/2032		13		14
6.50%, 01/01/2036		59		61
6.50%, 07/01/2036		2		3
6.50%, 08/01/2036		46		47
6.50%, 10/01/2036		12		13
6.50%, 01/01/2037		27		28
6.50%, 08/01/2037		10		10
6.50%, 08/01/2037		17		18
6.50%, 10/01/2037		22		23
6.50%, 10/01/2038		27		28
6.50%, 10/01/2038		105		110
6.57% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.32% Cap), 10/01/2036(2)		4		4
6.57% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(2)(8)		0		0
6.58% (1 Year CMT Index + 2.00%, 2.00% Floor, 8.37% Cap), 11/01/2034(2)		1		1
6.58% (12 Month U.S. Treasury Average + 1.91%, 1.91% Floor, 8.50% Cap), 01/01/2036(2)		32		32
6.59% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.72%, 1.72% Floor, 10.64% Cap), 01/01/2037(2)		8		8
6.67% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2035(2)		1		1
6.67% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.17%, 1.17% Floor, 12.80% Cap), 09/01/2036(2)		15		15
6.68% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.64% Cap), 01/01/2036(2)		8		8
6.68% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.25%, 1.25% Floor, 10.95% Cap), 11/01/2037(2)		19		19
6.74% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 9.99% Cap), 11/01/2034(2)		1		2
6.84% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.51% Cap), 12/01/2037(2)		34		36
6.85% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.03%, 2.03% Floor, 11.10% Cap), 02/01/2037(2)		9		9
7.00%, 09/01/2027(8)		0		0
7.00%, 02/01/2033		1		1
7.00%, 06/01/2033		23		24
7.00%, 02/01/2036		6		6
7.00%, 03/01/2036		1		1

	$		$
7.00%, 03/01/2037		3		3
7.00%, 04/01/2037		2		2
7.00%, 09/01/2037		19		20
7.00%, 09/01/2038		28		30
7.00%, 10/01/2038		27		28
7.00%, 11/01/2038		23		25
7.00%, 12/01/2038		70		74
7.00%, 01/01/2039		93		98
7.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.29%, 1.29% Floor, 9.96% Cap), 05/01/2035(2)		4		4
7.06% (1 Year CMT Index + 2.28%, 2.28% Floor, 9.71% Cap), 04/01/2035(2)		9		9
7.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.27% Cap), 09/01/2036(2)		5		5
7.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.49%, 1.49% Floor, 9.86% Cap), 10/01/2034(2)		3		3
7.10% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.24% Cap), 09/01/2036(2)		12		12
7.10% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.85% Cap), 05/01/2035(2)		3		3
7.12% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.24% Cap), 08/01/2036(2)		2		2
7.15% (1 Year CMT Index + 2.08%, 2.12% Floor, 10.53% Cap), 11/01/2037(2)		10		10
7.16% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.80% Floor, 11.08% Cap), 05/01/2036(2)		1		1
7.21% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.71%, 1.71% Floor, 11.33% Cap), 09/01/2035(2)		1		1
7.24% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.41% Cap), 10/01/2035(2)		19		19
7.26% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037(2)		2		2
7.30% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.24% Cap), 06/01/2034(2)		12		12
7.34% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.59%, 1.59% Floor, 10.62% Cap), 08/01/2036(2)		21		21
7.35% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.29% Cap), 08/01/2033(2)		10		10
7.36% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.80%, 1.81% Floor, 11.40% Cap), 07/01/2037(2)		19		20
7.36% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.95% Cap), 08/01/2034(2)		5		5
7.37% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.08% Cap), 09/01/2037(2)		6		6
7.40% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034(2)		1		1
7.42% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 11.17% Cap), 03/01/2036(2)		65		68
7.45% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(2)		11		11
7.46% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.22% Cap), 10/01/2034(2)		8		8
7.48% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036(2)		17		17
7.50%, 01/01/2035		8		9
7.50%, 03/01/2035		12		12
7.50%, 05/01/2037		7		7
7.50%, 10/01/2037		50		53
7.50%, 11/01/2037		15		17
7.50%, 11/01/2038		14		14
7.50%, 04/01/2039		61		65
7.51% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.82% Cap), 10/01/2036(2)		36		37
7.52% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 11.40% Cap), 07/01/2036(2)		9		9
7.59% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 9.15% Cap), 09/01/2033(2)		3		3
7.61% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 10.64% Cap), 06/01/2036(2)		4		4
7.66% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(2)		4		4
7.67% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.80%, 1.80% Floor, 11.12% Cap), 06/01/2036(2)		11		11
7.68% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 10.76% Cap), 07/01/2037(2)		8		8
7.73% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.53% Cap), 10/01/2036(2)		14		14
7.75% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(2)		3		3
8.00%, 03/01/2027		1		1
8.00%, 06/01/2027		1		1
8.00%, 06/01/2028(8)		0		0
8.00%, 11/01/2028		4		4
8.00%, 11/01/2037		8		8
8.00%, 01/01/2038		1		1
8.15% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037(2)		30		31
8.50%, 05/01/2025(8)		0		0
Fannie Mae REMIC Trust 2003-W1
4.74%, 12/25/2042, Series 2003-W1, Class 1A1(4)		48		48
5.19%, 12/25/2042, Series 2003-W1, Class 2A(4)		14		14
Fannie Mae REMIC Trust 2003-W4
5.18%, 10/25/2042, Series 2003-W4, Class 2A(4)		7		7
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6		171		176
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1		41		42

	$		$
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2		69		71
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A		36		37
Fannie Mae REMIC Trust 2007-W1
6.23%, 08/25/2047, Series 2007-W10, Class 2A(4)		4		5
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3		12		12
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO		10		8
Fannie Mae REMIC Trust 2007-W7
12.45% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(2)(5)		6		8
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A		115		119
Fannie Mae REMICS
0.00%, 01/25/2032, Series 2001-81, Class LO(8)		0		0
0.00%, 04/25/2032, Series 2002-21, Class LO(8)		0		0
0.00%, 12/25/2032, Series 2004-59, Class BG		3		3
0.00%, 05/25/2033, Series 2003-35, Class EA		2		2
0.00%, 08/25/2033, Series 2003-132, Class OA(8)		0		0
0.00%, 12/25/2033, Series 2006-44, Class P		31		27
0.00%, 03/25/2034, Series 2004-46, Class EP		7		7
0.00%, 09/25/2035, Series 2005-90, Class PO(8)		0		0
0.00%, 10/25/2035, Series 2010-39, Class OT		7		6
0.00%, 03/25/2036, Series 2006-16, Class OA		5		5
0.00%, 03/25/2036, Series 2006-8, Class WQ		66		54
0.00%, 04/25/2036, Series 2006-23, Class KO		5		4
0.00%, 04/25/2036, Series 2006-27, Class OH		8		7
0.00%, 04/25/2036, Series 2006-22, Class AO		19		16
0.00%, 06/25/2036, Series 2006-43, Class PO		6		5
0.00%, 06/25/2036, Series 2006-44, Class GO		11		10
0.00%, 06/25/2036, Series 2006-43, Class DO		17		15
0.00%, 06/25/2036, Series 2006-50, Class JO		36		31
0.00%, 06/25/2036, Series 2006-50, Class PS		46		41
0.00%, 07/25/2036, Series 2006-58, Class AP		4		3
0.00%, 07/25/2036, Series 2006-58, Class PO		7		6
0.00%, 07/25/2036, Series 2006-65, Class QO		13		11
0.00%, 08/25/2036, Series 2006-72, Class TO		4		3
0.00%, 08/25/2036, Series 2006-79, Class DO		9		7
0.00%, 08/25/2036, Series 2006-79, Class OP		14		11
0.00%, 08/25/2036, Series 2006-72, Class GO		21		18
0.00%, 09/25/2036, Series 2008-42, Class AO		6		5
0.00%, 09/25/2036, Series 2006-90, Class AO		7		6
0.00%, 09/25/2036, Series 2006-86, Class OB		13		11
0.00%, 11/25/2036, Series 2006-109, Class PO		4		3
0.00%, 11/25/2036, Series 2006-111, Class EO		11		9
0.00%, 11/25/2036, Series 2006-110, Class PO		19		16
0.00%, 12/25/2036, Series 2006-119, Class PO		6		5
0.00%, 12/25/2036, Series 2006-115, Class OK		10		8
0.00%, 01/25/2037, Series 2006-128, Class PO		12		10
0.00%, 01/25/2037, Series 2009-70, Class CO		35		30
0.00%, 03/25/2037, Series 2007-14, Class OP		10		8
0.00%, 04/25/2037, Series 2007-28, Class EO		27		23
0.00%, 05/25/2037, Series 2007-42, Class AO		1		1
0.00%, 07/25/2037, Series 2007-67, Class PO		21		19
0.00%, 10/25/2037, Series 2009-86, Class OT		192		162
0.00%, 05/25/2038, Series 2008-44, Class PO		1		1
0.00%, 01/25/2040, Series 2009-113, Class AO		16		13
0.00%, 06/25/2040, Series 2010-63, Class AP		26		22
0.00% (30-day Average SOFR + 4.33%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(2)(5)		130		5
0.00%, 09/25/2043, Series 2013-92, Class PO		440		332
0.00%, 10/25/2043, Series 2013-101, Class DO		353		255
0.00%, 12/25/2043, Series 2013-128, Class PO		764		558
0.50%, 09/25/2054, Series 2025-18, Class MA		23,694		19,375
1.33% (30-day Average SOFR + 5.67%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(2)(5)		14		1
1.40% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(2)(5)		67		4
1.40% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(2)(5)		55		4
1.45% (30-day Average SOFR + 5.79%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(2)(5)		18		1
1.46% (30-day Average SOFR + 5.80%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(2)(5)		61		5
1.51% (30-day Average SOFR + 7.31%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(2)(5)		38		36
1.55% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(2)(5)		165		15
1.60% (30-day Average SOFR + 5.94%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP(2)(5)		4,050		506
1.60% (30-day Average SOFR + 7.99%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(2)(5)(8)		9		0
1.61% (30-day Average SOFR + 5.95%, 5.95% Cap), 08/25/2052, Series 2022-51, Class PS(2)(5)		9,200		949
1.63% (30-day Average SOFR + 5.97%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(2)(5)(8)		2		0

	$		$
1.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(2)(5)		27		1
1.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(2)(5)		15		1
1.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(2)(5)		58		5
1.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(2)(5)		37		3
1.73% (30-day Average SOFR + 6.07%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(2)(5)		22		1
1.75% (30-day Average SOFR + 6.09%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(2)(5)		22		2
1.78% (30-day Average SOFR + 6.12%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(2)(5)		24		2
1.80% (30-day Average SOFR + 6.14%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(2)(5)		47		5
1.91% (30-day Average SOFR + 6.25%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(2)(5)(8)		3		0
1.95% (30-day Average SOFR + 6.29%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(2)(5)		153		16
1.95% (30-day Average SOFR + 6.29%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(2)(5)		69		5
1.95% (30-day Average SOFR + 6.29%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(2)(5)		19		2
1.97% (30-day Average SOFR + 6.31%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(2)(5)		30		2
1.99% (30-day Average SOFR + 6.33%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(2)(5)		75		8
2.00% (30-day Average SOFR + 6.34%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(2)(5)		55		5
2.00% (30-day Average SOFR + 6.34%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(2)(5)		77		9
2.00%, 06/25/2041, Series 2021-31, Class AB		2,687		2,427
2.00%, 12/25/2043, Series 2020-35, Class MA		1,306		1,230
2.00%, 06/25/2046, Series 2020-51, Class BA		3,562		3,133
2.00%, 04/25/2041, Series 2011-30, Class LS(4)		174		11
2.01% (30-day Average SOFR + 6.35%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(2)(5)		83		8
2.05% (30-day Average SOFR + 6.39%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(2)(5)		93		11
2.07% (30-day Average SOFR + 6.41%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(2)(5)		14		1
2.08% (30-day Average SOFR + 6.42%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(2)(5)		253		38
2.09% (30-day Average SOFR + 6.43%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(2)(5)		75		6
2.10% (30-day Average SOFR + 6.44%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(2)(5)		38		3
2.13% (30-day Average SOFR + 6.47%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(2)(5)		45		5
2.15% (30-day Average SOFR + 9.96%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(2)(5)		6		5
2.17% (30-day Average SOFR + 6.51%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(2)(5)		53		5
2.17%, 01/25/2038, Series 2007-116, Class HI(4)		119		7
2.20% (30-day Average SOFR + 6.54%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(2)(5)		46		4
2.20% (30-day Average SOFR + 6.54%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(2)(5)		13		1
2.25% (30-day Average SOFR + 6.59%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(2)(5)		243		23
2.26% (30-day Average SOFR + 6.60%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(2)(5)		22		2
2.28%, 06/25/2038, Series 2008-46, Class HI(4)		23		1
2.40% (30-day Average SOFR + 6.74%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(2)(5)		12		1
2.45% (30-day Average SOFR + 6.79%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(2)(5)		26		3
2.50%, 11/25/2042, Series 2012-128, Class MP		962		872
2.54% (30-day Average SOFR + 6.88%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(2)(5)		28		3
2.58% (30-day Average SOFR + 13.46%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(2)(5)		7		7
2.70% (30-day Average SOFR + 7.04%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(2)(5)		219		31
2.75% (30-day Average SOFR + 7.09%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(2)(5)		13		1
2.82% (30-day Average SOFR + 17.29%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(2)(5)		43		45
3.00%, 12/25/2028, Series 2013-118, Class YL		838		824
3.00%, 10/25/2033, Series 2013-100, Class WB		540		519
3.00%, 02/25/2043, Series 2013-81, Class TA		228		224
3.00%, 01/25/2046, Series 2016-38, Class NA		807		747
3.15% (30-day Average SOFR + 7.49%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(2)(5)		29		1
3.15% (30-day Average SOFR + 7.49%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(2)(5)		31		3
3.23% (30-day Average SOFR + 24.93%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(2)(5)		11		11
3.50%, 04/25/2031, Series 2011-31, Class DB		229		224
3.50%, 09/25/2033, Series 2013-90, Class DL		1,209		1,180
3.50%, 03/25/2042, Series 2013-136, Class QB		500		470
3.50%, 02/25/2043, Series 2013-4, Class AJ		105		99
3.50%, 11/25/2057, Series 2019-7, Class CA		2,580		2,474
3.75% (30-day Average SOFR + 12.43%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(2)(5)		71		68

	$		$
4.00%, 04/25/2033, Series 2003-22, Class UD		67		66
4.00%, 05/25/2033, Series 2003-42, Class GB		6		6
4.00%, 04/25/2041, Series 2014-21, Class KW		110		110
4.25% (30-day Average SOFR + 16.19%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(2)(5)		2		2
4.50%, 10/25/2036, Series 2009-19, Class PW		58		57
4.50%, 02/25/2039, Series 2009-4, Class BD		1		1
4.50%, 04/25/2042, Series 2014-11, Class VB		1,491		1,477
4.53% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(2)		22		21
4.53% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(2)		95		93
4.70% (30-day Average SOFR + 0.36%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(2)		40		39
4.70% (30-day Average SOFR + 0.36%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(2)		14		14
4.74% (30-day Average SOFR + 0.40%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(2)		94		93
4.75% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(2)		17		16
4.79% (30-day Average SOFR + 17.81%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(2)(5)(8)		0		0
4.80% (30-day Average SOFR + 0.46%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(2)		35		35
4.80% (30-day Average SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(2)		37		37
4.82% (30-day Average SOFR + 0.48%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(2)		26		25
4.84% (30-day Average SOFR + 11.35%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(2)(5)(8)		0		0
4.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(2)		6		6
4.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(2)		64		64
4.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(2)		12		12
4.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(2)		83		82
4.90% (30-day Average SOFR + 0.56%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(2)		9		9
4.90% (30-day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(2)		119		117
4.91% (30-day Average SOFR + 0.57%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(2)		11		11
4.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(2)		21		21
4.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(2)		14		14
4.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(2)		11		11
4.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(2)		46		46
4.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(2)		56		55
4.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(2)		377		372
4.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(2)		150		148
5.00%, 03/25/2029, Series 2009-11, Class NB		2		2
5.00%, 11/25/2032, Series 2002-71, Class AP		2		2
5.00%, 03/25/2033, Series 2003-14, Class TI(8)		3		0
5.00%, 03/25/2037, Series 2009-63, Class P		1		1
5.00%, 07/25/2038, Series 2008-56, Class AC		13		13
5.00%, 07/25/2038, Series 2008-60, Class JC		18		18
5.00%, 07/25/2039, Series 2009-52, Class PI		27		4
5.00%, 08/25/2039, Series 2009-59, Class HB		108		110
5.00%, 09/25/2039, Series 2009-65, Class MT		31		31
5.00%, 06/25/2040, Series 2010-64, Class DM		111		111
5.00%, 07/25/2040, Series 2010-80, Class AZ		2,254		2,195
5.00%, 09/25/2040, Series 2010-102, Class PN		79		80
5.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(2)		21		21
5.01% (30-day Average SOFR + 15.86%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(2)(5)		4		4
5.02% (30-day Average SOFR + 0.36%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(2)		164		165
5.05% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(2)		5		5
5.05% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(2)		20		20
5.08% (30-day Average SOFR + 12.31%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(2)(5)		5		5
5.09% (30-day Average SOFR + 13.77%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(2)(5)		11		11
5.20% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(2)		41		41
5.20% (30-day Average SOFR + 0.86%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(2)		14		14
5.25% (30-day Average SOFR + 0.91%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(2)		79		79
5.33% (30-day Average SOFR + 14.01%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(2)(5)		5		5
5.35% (30-day Average SOFR + 1.01%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(2)		14		14
5.36% (30-day Average SOFR + 16.21%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(2)(5)		11		12

	$		$
5.50%, 08/25/2025, Series 2005-67, Class EY		1		1
5.50%, 04/18/2029, Series 1999-18, Class Z(8)		0		0
5.50%, 12/25/2032, Series 2002-78, Class Z		37		38
5.50%, 08/25/2033, Series 2003-72, Class IE		79		10
5.50%, 08/25/2033, Series 2003-73, Class HC		31		32
5.50%, 10/25/2033, Series 2003-105, Class AZ		231		238
5.50%, 04/25/2034, Series 2004-17, Class H		77		80
5.50%, 07/25/2034, Series 2004-50, Class VZ		144		149
5.50%, 08/25/2035, Series 2005-68, Class PG		26		26
5.50%, 08/25/2035, Series 2005-73, Class ZB		258		268
5.50%, 12/25/2035, Series 2005-110, Class GL		174		181
5.50%, 03/25/2036, Series 2006-16, Class HZ		16		17
5.50%, 03/25/2036, Series 2006-12, Class BZ		67		70
5.50%, 03/25/2036, Series 2006-8, Class JZ		83		86
5.50%, 01/25/2037, Series 2006-128, Class BP		2		2
5.50%, 07/25/2037, Series 2007-70, Class Z		53		55
5.50%, 08/25/2037, Series 2007-76, Class AZ		6		6
5.50%, 07/25/2038, Series 2011-47, Class ZA		62		64
5.50%, 10/25/2039, Series 2009-86, Class IP		70		12
5.50%, 06/25/2040, Series 2010-58, Class MB		248		254
5.50%, 07/25/2040, Series 2010-71, Class HJ		100		103
5.50%, 10/25/2040, Series 2010-111, Class AM		346		359
5.51%, 07/25/2051, Series 2011-58, Class WA(4)		18		18
5.56% (30-day Average SOFR + 16.41%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(2)(5)		9		9
5.74% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(2)(5)		5		6
5.74% (30-day Average SOFR + 16.59%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(2)(5)		9		10
5.75%, 06/25/2033, Series 2003-47, Class PE		21		22
5.75%, 07/25/2035, Series 2005-66, Class ZH		714		741
5.75%, 10/25/2035, Series 2005-84, Class XM		17		17
5.83%, 02/25/2051, Series 2011-2, Class WA(4)		28		29
5.86% (30-day Average SOFR + 16.71%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(2)(5)		1		1
5.98%, 09/25/2039, Series 2009-69, Class WA(4)		35		36
6.00%, 07/18/2028, Series 1998-36, Class ZB		1		1
6.00%, 12/25/2028, Series 1998-66, Class C(8)		0		0
6.00%, 07/25/2031, Series 2001-33, Class ID		9		1
6.00%, 11/25/2031, Series 2001-60, Class PX		15		15
6.00%, 04/25/2032, Series 2002-15, Class ZA		38		40
6.00%, 11/25/2032, Series 2011-39, Class ZA		121		126
6.00%, 05/25/2033, Series 2003-39, Class IO(4)(8)		3		0
6.00%, 05/25/2033, Series 2003-34, Class AX		12		12
6.00%, 05/25/2033, Series 2003-34, Class GE		30		31
6.00%, 05/25/2033, Series 2003-34, Class ED		49		50
6.00%, 12/25/2035, Series 2005-109, Class PC		2		2
6.00%, 07/25/2036, Series 2006-71, Class ZL		143		150
6.00%, 03/25/2037, Series 2007-18, Class MZ		108		113
6.00%, 05/25/2037, Series 2007-42, Class B		46		47
6.00%, 08/25/2037, Series 2007-78, Class CB		6		6
6.00%, 08/25/2037, Series 2007-78, Class PE		12		12
6.00%, 08/25/2037, Series 2007-76, Class ZG		15		16
6.00%, 08/25/2037, Series 2007-81, Class GE		22		24
6.00%, 08/25/2039, Series 2009-60, Class HT		137		145
6.01%, 10/25/2037, Series 2007-106, Class A7(4)		18		18
6.13%, 03/25/2040, Series 2010-16, Class WB(4)		75		76
6.18% (30-day Average SOFR + 23.54%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(2)(5)		6		7
6.24% (30-day Average SOFR + 17.09%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(2)(5)		11		11
6.30%, 02/25/2040, Series 2010-1, Class WA(4)		16		16
6.32% (30-day Average SOFR + 14.27%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(2)(5)		3		3
6.33%, 12/25/2039, Series 2009-99, Class WA(4)		81		83
6.35%, 04/25/2029, Series 1999-17, Class C		1		1
6.38% (30-day Average SOFR + 23.74%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(2)(5)		2		2
6.44%, 03/25/2040, Series 2010-16, Class WA(4)		56		57
6.50%, 04/25/2027, Series 1997-32, Class PG(8)		0		0
6.50%, 07/18/2027, Series 1997-42, Class ZC(8)		0		0
6.50%, 09/25/2031, Series 2001-49, Class Z		3		3
6.50%, 10/25/2031, Series 2001-52, Class KB		2		2
6.50%, 04/25/2032, Series 2002-21, Class PE		7		7
6.50%, 05/25/2032, Series 2002-28, Class PK		14		14
6.50%, 06/25/2032, Series 2002-37, Class Z		6		7
6.50%, 07/25/2032, Series 2006-130, Class GI		18		1
6.50%, 08/25/2032, Series 2002-48, Class GH		15		16
6.50%, 02/25/2033, Series 2003-9, Class NZ		7		8
6.50%, 05/25/2033, Series 2003-33, Class IA		26		4
6.50%, 07/25/2036, Series 2006-63, Class ZH		67		72
6.50%, 07/25/2036, Series 2011-19, Class ZY		89		95
6.50%, 08/25/2036, Series 2006-78, Class BZ		9		9
6.50%, 08/25/2036, Series 2006-77, Class PC		22		23
6.50%, 09/25/2036, Series 2006-85, Class MZ		3		3

	$		$
6.50%, 06/25/2037, Series 2007-92, Class YA		8		9
6.50%, 12/25/2037, Series 2007-112, Class MJ		53		55
6.50%, 06/25/2042, Series 2002-90, Class A1		28		29
6.58% (30-day Average SOFR + 15.27%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(2)(5)		5		6
7.00%, 11/25/2026, Series 1996-48, Class Z(8)		0		0
7.00%, 12/18/2027, Series 1997-81, Class PI(8)		1		0
7.00%, 03/25/2031, Series 2001-7, Class PF		1		1
7.00%, 07/25/2031, Series 2001-30, Class PM		4		4
7.00%, 08/25/2031, Series 2001-36, Class DE		9		10
7.00%, 09/25/2031, Series 2001-44, Class PD		2		2
7.00%, 09/25/2031, Series 2001-44, Class PU		2		2
7.00%, 09/25/2031, Series 2001-44, Class MY		12		13
7.00%, 11/25/2031, Series 2001-61, Class Z		17		17
7.00%, 05/25/2033, Series 2007-97, Class KI		52		4
7.00%, 07/25/2039, Series 2009-47, Class MT		1		1
7.00%, 11/25/2041, Series 2011-118, Class LB		279		295
7.00%, 11/25/2041, Series 2011-118, Class NT		301		319
7.00%, 11/25/2041, Series 2011-118, Class MT		347		366
7.09% (30-day Average SOFR + 17.20%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(2)(5)(8)		0		0
7.16%, 12/25/2039, Series 2009-103, Class MB(4)		55		56
7.28% (30-day Average SOFR + 19.21%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(2)(5)		10		11
7.28% (30-day Average SOFR + 19.21%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(2)(5)		27		30
7.34% (30-day Average SOFR + 20.36%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(2)(5)		10		11
7.50%, 04/18/2027, Series 1997-27, Class J		1		1
7.50%, 04/20/2027, Series 1997-29, Class J		1		1
7.50%, 05/20/2027, Series 1997-39, Class PD		3		3
7.50%, 12/18/2029, Series 1999-62, Class PB		1		1
7.50%, 02/25/2030, Series 2000-2, Class ZE		6		6
7.68% (30-day Average SOFR + 23.60%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(2)(5)		17		19
7.82% (30-day Average SOFR + 22.28%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(2)(5)		16		19
7.87% (30-day Average SOFR + 23.78%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(2)(5)		2		2
8.23% (30-day Average SOFR + 24.15%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(2)(5)		29		32
8.23% (30-day Average SOFR + 24.15%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(2)(5)		7		8
8.38% (30-day Average SOFR + 25.74%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(2)(5)		7		8
8.50%, 01/25/2031, Series 2000-52, Class IO(8)		1		0
8.50% (30-day Average SOFR + 50.19%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(2)(5)		5		5
8.74% (30-day Average SOFR + 26.10%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(2)(5)		1		1
8.91% (30-day Average SOFR + 24.10%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(2)(5)		6		6
9.59% (30-day Average SOFR + 22.61%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(2)(5)		4		4
10.00% (30-day Average SOFR + 53.24%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(2)(5)(8)		0		0
10.11% (30-day Average SOFR + 29.63%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(2)(5)		6		7
10.71% (30-day Average SOFR + 24.82%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(2)(5)		1		2
10.98% (30-day Average SOFR + 32.68%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(2)(5)		1		1
10.98% (30-day Average SOFR + 28.34%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(2)(5)		7		8
12.27% (30-day Average SOFR + 38.31%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(2)(5)		8		14
13.17% (30-day Average SOFR + 39.21%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(2)(5)		5		7
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9		27		27
6.50%, 07/25/2042, Series 2003-W2, Class 1A1		45		47
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4		154		152
6.50%, 09/25/2042, Series 2003-W6, Class 3A		54		55
Fannie Mae Trust 2003-W8
4.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(2)		13		13
7.00%, 10/25/2042, Series 2003-W8, Class 2A		58		60
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2		94		98
Fannie Mae Trust 2004-W15
4.70% (30-day Average SOFR + 0.36%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(2)		42		42
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2		13		14
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A		11		11
Fannie Mae Trust 2005-W3
4.67% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(2)		344		341

	$		$
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1		18		19
Fannie Mae Trust 2006-W2
4.67% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(2)		150		149
4.98%, 11/25/2045, Series 2006-W2, Class 2A(4)		50		51
Fannie Mae Whole Loan
4.71% (30-day Average SOFR + 0.37%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(2)		352		349
Fannie Mae-Aces
0.75%, 09/25/2028, Series 2020-M39, Class 1A1		7,251		6,837
1.00%, 11/25/2033, Series 2021-M3, Class 1A1		317		314
1.20%, 10/25/2030, Series 2020-M50, Class A2		904		849
1.25%, 10/25/2032, Series 2020-M47, Class A2(4)		13,350		11,325
1.59%, 11/25/2028, Series 2020-M38, Class 2A1		1,604		1,476
1.71%, 11/25/2031, Series 2022-M3, Class A2(4)		13,600		11,492
1.82%, 10/25/2030, Series 2020-M50, Class X1(4)		14,019		636
1.91%, 11/25/2033, Series 2021-M3, Class X1(4)		25,384		1,766
1.94%, 01/25/2032, Series 2022-M10, Class A2(4)		13,025		11,107
1.95%, 07/25/2030, Series 2020-M39, Class X1(4)		98,651		5,781
1.98%, 11/25/2028, Series 2020-M38, Class X2(4)		11,234		533
2.46%, 12/25/2026, Series 2017-M3, Class A2(4)		1,067		1,037
2.55%, 12/25/2026, Series 2017-M4, Class A2(4)		5,996		5,828
2.96%, 02/25/2027, Series 2017-M7, Class A2(4)		2,853		2,785
2.98%, 08/25/2029, Series 2017-M11, Class A2		1,879		1,781
2.99%, 04/25/2029, Series 2017-M5, Class A2(4)		2,561		2,447
3.06%, 03/25/2028, Series 2018-M4, Class A2(4)		2,767		2,678
3.06%, 05/25/2027, Series 2017-M8, Class A2(4)		3,694		3,609
3.06%, 06/25/2027, Series 2017-M12, Class A2(4)		3,243		3,164
3.06%, 02/25/2030, Series 2018-M3, Class A2(4)		2,124		2,019
3.09%, 04/25/2027, Series 2015-M10, Class A2(4)		3,565		3,494
3.30%, 06/25/2028, Series 2018-M8, Class A2(4)		4,639		4,519
3.36%, 07/25/2028, Series 2018-M10, Class A2(4)		6,826		6,658
3.54%, 09/25/2028, Series 2019-M1, Class A2(4)		6,083		5,946
3.63%, 08/25/2030, Series 2018-M12, Class A2(4)		5,611		5,420
4.47%, 03/25/2033, Series 2023-M8, Class A2(4)		7,835		7,782
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19		49		23
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2025, Series 2006-FA6, Class 3A1(8)		0		0
First Horizon Alternative Mortgage Securities Trust 2007-FA4
1.22% (1 Month Term SOFR + 5.54%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(2)(5)		527		42
Freddie Mac Gold Pool
2.00%, 01/01/2032		1,605		1,515
2.50%, 06/01/2028		141		138
2.50%, 03/01/2030		297		287
2.50%, 07/01/2030		842		811
2.50%, 11/01/2046		1,091		930
3.00%, 07/01/2028		232		228
3.00%, 08/01/2028		142		139
3.00%, 09/01/2028		550		540
3.00%, 10/01/2028		202		198
3.00%, 05/01/2029		255		249
3.00%, 09/01/2031		276		267
3.00%, 02/01/2032		1,830		1,772
3.00%, 07/01/2035		2,594		2,441
3.00%, 09/01/2036		1,047		979
3.00%, 08/01/2042		571		516
3.00%, 10/01/2042		1,517		1,367
3.00%, 11/01/2042		2,571		2,323
3.00%, 02/01/2043		133		120
3.00%, 03/01/2043		907		817
3.00%, 03/01/2043		1,830		1,648
3.00%, 04/01/2043		34		30
3.00%, 04/01/2043		5,242		4,720
3.00%, 06/01/2043		16		15
3.00%, 07/01/2043		10		9
3.00%, 07/01/2043		104		94
3.00%, 08/01/2043		216		194
3.00%, 08/01/2043		2,430		2,188
3.00%, 10/01/2043		4,982		4,486
3.00%, 05/01/2045		408		367
3.00%, 05/01/2045		954		852
3.00%, 06/01/2045		227		204
3.00%, 10/01/2045		1,675		1,508
3.00%, 10/01/2046		2,819		2,502
3.00%, 10/01/2046		8,474		7,542
3.00%, 01/01/2047		712		631
3.00%, 02/01/2047		3,991		3,534
3.00%, 03/01/2047		514		455
3.00%, 05/01/2047		6,063		5,385
3.50%, 01/01/2032		139		136
3.50%, 03/01/2032		54		53

	$		$
3.50%, 02/01/2033		83		80
3.50%, 05/01/2033		62		60
3.50%, 05/01/2033		228		222
3.50%, 01/01/2034		1,929		1,883
3.50%, 04/01/2037		2,631		2,536
3.50%, 11/01/2037		726		695
3.50%, 05/01/2042		285		266
3.50%, 06/01/2042		126		118
3.50%, 06/01/2042		797		743
3.50%, 08/01/2042		177		165
3.50%, 09/01/2042		1,207		1,127
3.50%, 09/01/2042		1,679		1,567
3.50%, 10/01/2042		857		800
3.50%, 10/01/2042		4,191		3,912
3.50%, 11/01/2042		69		64
3.50%, 11/01/2042		374		349
3.50%, 11/01/2042		1,031		962
3.50%, 12/01/2042		1,015		947
3.50%, 01/01/2043		2,620		2,445
3.50%, 03/01/2043		218		204
3.50%, 05/01/2043		95		89
3.50%, 06/01/2043		248		231
3.50%, 06/01/2043		510		476
3.50%, 07/01/2043		180		168
3.50%, 10/01/2043		66		61
3.50%, 05/01/2044		6,020		5,619
3.50%, 01/01/2045		5,025		4,690
3.50%, 06/01/2045		438		407
3.50%, 12/01/2045		1,226		1,132
3.50%, 01/01/2046		2,884		2,666
3.50%, 05/01/2046		785		723
3.50%, 07/01/2046		1,402		1,286
3.50%, 08/01/2046		2,717		2,507
3.50%, 12/01/2046		2,603		2,389
3.50%, 01/01/2047		976		895
3.50%, 10/01/2047		2,380		2,181
3.50%, 03/01/2048		1,720		1,577
4.00%, 09/01/2040		200		193
4.00%, 11/01/2040		11		11
4.00%, 11/01/2040		487		469
4.00%, 12/01/2040		133		128
4.00%, 12/01/2040		302		290
4.00%, 12/01/2040		310		299
4.00%, 12/01/2040		365		352
4.00%, 12/01/2040		387		373
4.00%, 01/01/2041		307		294
4.00%, 10/01/2041		1,242		1,196
4.00%, 11/01/2041		4		4
4.00%, 01/01/2042		52		50
4.00%, 05/01/2042		5		5
4.00%, 06/01/2042		630		602
4.00%, 10/01/2042		17		16
4.00%, 01/01/2043		80		76
4.00%, 09/01/2043		2,207		2,128
4.00%, 11/01/2043		24		23
4.00%, 11/01/2043		45		43
4.00%, 12/01/2043		66		63
4.00%, 12/01/2043		149		141
4.00%, 12/01/2043		429		411
4.00%, 01/01/2044		47		45
4.00%, 01/01/2044		140		134
4.00%, 10/01/2044		2,215		2,111
4.00%, 01/01/2045		113		107
4.00%, 10/01/2045		147		139
4.00%, 10/01/2045		2,107		1,985
4.00%, 11/01/2045		3,101		2,940
4.00%, 01/01/2046		1,434		1,363
4.00%, 05/01/2046		75		71
4.00%, 06/01/2046		3,224		3,057
4.00%, 08/01/2046		823		779
4.00%, 01/01/2047		4,589		4,361
4.00%, 06/01/2047		1,127		1,066
4.50%, 11/01/2035		4		4
4.50%, 07/01/2039		52		52
4.50%, 10/01/2039		457		452
4.50%, 11/01/2039		519		514
4.50%, 11/01/2039		719		711
4.50%, 05/01/2040		270		267
4.50%, 08/01/2040		109		108
4.50%, 09/01/2040		89		87
4.50%, 09/01/2040		357		352
4.50%, 03/01/2041		70		69

	$		$
4.50%, 05/01/2041		628		620
4.50%, 08/01/2041		161		159
4.50%, 12/01/2043		2,095		2,070
4.50%, 03/01/2044		165		162
4.50%, 05/01/2044		233		229
4.50%, 07/01/2044		21		20
4.50%, 07/01/2044		82		81
4.50%, 09/01/2044		557		547
4.50%, 09/01/2046		982		959
4.50%, 10/01/2046		872		852
4.50%, 11/01/2046		3,989		3,939
4.50%, 07/01/2047		409		399
4.50%, 07/01/2047		414		404
4.50%, 11/01/2047		272		266
5.00%, 01/01/2034		8		8
5.00%, 06/01/2034		21		21
5.00%, 09/01/2034		32		32
5.00%, 03/01/2035		9		9
5.00%, 08/01/2035		333		336
5.00%, 03/01/2036		857		864
5.00%, 07/01/2036		1		1
5.00%, 11/01/2036		23		23
5.00%, 03/01/2037		48		48
5.00%, 06/01/2037		62		63
5.00%, 08/01/2037		64		65
5.00%, 02/01/2038		94		95
5.00%, 03/01/2038		20		20
5.00%, 03/01/2038		77		77
5.00%, 03/01/2038		99		100
5.00%, 03/01/2038		107		108
5.00%, 04/01/2038		50		51
5.00%, 09/01/2038		11		11
5.00%, 09/01/2038		62		63
5.00%, 11/01/2038(8)		0		0
5.00%, 11/01/2038		22		22
5.00%, 12/01/2038(8)		0		0
5.00%, 12/01/2038		73		74
5.00%, 02/01/2039		147		149
5.00%, 05/01/2039		3		3
5.00%, 10/01/2039		165		167
5.00%, 01/01/2040		40		41
5.00%, 03/01/2040		72		72
5.00%, 03/01/2040		675		682
5.00%, 08/01/2040		96		97
5.00%, 04/01/2041		385		389
5.00%, 06/01/2041		179		181
5.00%, 12/01/2047		1,056		1,047
5.00%, 02/01/2048		488		489
5.50%, 01/01/2033		14		14
5.50%, 10/01/2033		11		11
5.50%, 07/01/2035		28		28
5.50%, 01/01/2036		6		7
5.50%, 12/01/2036		13		13
5.50%, 05/01/2038		19		19
5.50%, 08/01/2038		25		25
5.50%, 01/01/2039		888		905
5.50%, 03/01/2040		9		9
5.50%, 05/01/2040		638		650
5.50%, 08/01/2040		258		262
6.00%, 10/01/2029		3		3
6.00%, 12/01/2033		7		7
6.00%, 01/01/2034		10		11
6.00%, 11/01/2036		3		3
6.00%, 12/01/2036		3		3
6.00%, 12/01/2036		6		6
6.50%, 01/01/2028		4		5
6.50%, 06/01/2029		3		3
6.50%, 08/01/2029		31		32
6.50%, 11/01/2034		3		3
6.50%, 01/01/2035		28		29
6.50%, 12/01/2035		5		4
6.50%, 12/01/2035		20		21
6.50%, 11/01/2036		6		6
6.50%, 11/01/2036		56		57
6.50%, 11/01/2036		68		70
6.50%, 12/01/2036		42		43
6.50%, 12/01/2036		93		97
6.50%, 01/01/2037		2		2
6.50%, 02/01/2037		1		1
6.50%, 06/01/2037		3		3
6.50%, 11/01/2037		18		19
6.50%, 03/01/2038		21		22

	$		$
7.00%, 04/01/2026(8)		0		0
7.00%, 12/01/2028		4		4
7.00%, 07/01/2029(8)		0		0
7.00%, 01/01/2031		7		7
7.00%, 07/01/2032		1		1
7.00%, 08/01/2032		2		2
7.00%, 02/01/2037		3		3
7.50%, 08/01/2025(8)		0		0
7.50%, 01/01/2032		19		19
7.50%, 12/01/2036		52		54
7.50%, 01/01/2038		8		9
7.50%, 01/01/2038		32		34
7.50%, 09/01/2038		13		14
8.50%, 07/01/2028(8)		0		0
10.00%, 10/01/2030		1		1
Freddie Mac Multifamily Structured Pass-Through Certificates
1.21%, 10/25/2030, Series K120, Class XAM(4)		31,375		1,830
1.32%, 01/25/2030, Series K106, Class X1(4)		126,647		6,768
1.33%, 03/25/2026, Series K055, Class X1(4)		24,154		244
1.57%, 05/25/2030, Series K111, Class X1(4)		27,837		1,830
1.89%, 01/25/2032, Series K138, Class AM		4,300		3,640
2.13%, 11/25/2031, Series K136, Class A2		14,260		12,375
2.40%, 03/25/2032, Series K142, Class A2		13,700		12,016
2.92%, 06/25/2032, Series K146, Class A2		9,700		8,768
2.97%, 04/25/2028, Series W5FX, Class AFX(4)		3,315		3,220
3.08%, 01/25/2031, Series K152, Class A2		4,126		3,854
3.24%, 04/25/2027, Series K065, Class A2		3,316		3,251
3.30%, 11/25/2027, Series K070, Class A2(4)		3,008		2,939
3.51%, 03/25/2029, Series K091, Class A2		2,422		2,355
3.71%, 09/25/2032, Series K-150, Class A2(4)		11,105		10,539
4.28%, 07/25/2030, Series K752, Class A2		8,425		8,389
4.46%, 08/25/2031, Series K757, Class A2		4,571		4,571
4.61%, 02/25/2033, Series KJ44, Class A2		7,500		7,540
4.76%, 10/25/2034, Series K-167, Class A2		4,160		4,203
4.90%, 10/25/2033, Series K-161, Class A2(4)		9,497		9,704
5.00%, 05/25/2034, Series K-164, Class A2		11,169		11,490
5.03%, 10/25/2031, Series KJ48, Class A2		8,000		8,146
Freddie Mac Non Gold Pool
6.24% (1 Year CMT Index + 2.11%, 2.11% Floor, 11.86% Cap), 01/01/2027(2)(8)		0		0
6.27% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.06% Cap), 11/01/2036(2)		21		21
6.32% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(2)		3		3
6.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(2)		5		6
6.42% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.58%, 1.58% Floor, 11.35% Cap), 12/01/2036(2)		30		30
6.50% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.83% Cap), 01/01/2035(2)		12		13
6.50% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.10% Cap), 01/01/2035(2)		43		44
6.53% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.81% Cap), 05/01/2037(2)		34		35
6.53% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.06% Cap), 11/01/2036(2)		9		9
6.56% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.85%, 1.85% Floor, 12.82% Cap), 08/01/2036(2)		11		12
6.57% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 12.22% Cap), 03/01/2037(2)		26		26
6.59% (1 Year CMT Index + 2.28%, 2.28% Floor, 11.61% Cap), 04/01/2030(2)(8)		0		0
6.59% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.18% Cap), 02/01/2037(2)		5		5
6.64% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.89% Cap), 05/01/2037(2)		10		10
6.64% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.46% Cap), 05/01/2033(2)		30		30
6.65% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 12.45% Cap), 07/01/2036(2)		13		14
6.66% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 10.57% Cap), 01/01/2037(2)		9		9
6.73% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.66%, 1.66% Floor, 10.03% Cap), 02/01/2036(2)		4		4
6.75% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.13%, 2.13% Floor, 10.88% Cap), 12/01/2036(2)		1		1
6.75% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.98%, 1.98% Floor, 10.63% Cap), 04/01/2037(2)		22		22
6.78% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 9.15% Cap), 04/01/2034(2)		5		5
6.79% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(2)		5		5
6.80% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.93%, 1.93% Floor, 11.25% Cap), 12/01/2036(2)		22		22
6.82% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(2)		23		23
6.84% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037(2)		13		13
6.87% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.58% Cap), 11/01/2036(2)		9		9
6.88% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.00%, 1.96% Floor, 10.90% Cap), 04/01/2038(2)		13		13
6.89% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.97% Cap), 12/01/2036(2)		87		89
6.92% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 10.74% Cap), 03/01/2036(2)		16		16
6.93% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.05% Cap), 02/01/2036(2)		15		15

	$		$
6.95% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 11.00% Cap), 05/01/2037(2)		16		16
7.00% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.84% Cap), 09/01/2034(2)		19		20
7.02% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(2)		3		4
7.02% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.46% Cap), 10/01/2036(2)		11		11
7.02% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 13.05% Cap), 10/01/2036(2)		42		43
7.13% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036(2)		9		9
7.14% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.33% Cap), 07/01/2036(2)		12		12
7.17% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.70% Cap), 05/01/2036(2)		26		27
7.18% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.85%, 1.85% Floor, 9.09% Cap), 07/01/2040(2)		11		11
7.18% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.11% Cap), 05/01/2037(2)		4		5
7.19% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.53% Cap), 11/01/2036(2)		10		10
7.20% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.20%, 2.20% Floor, 10.83% Cap), 10/01/2036(2)		12		12
7.20% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(2)		11		11
7.20% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 12.45% Cap), 10/01/2036(2)		12		12
7.21% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 10.68% Cap), 05/01/2038(2)		2		2
7.23% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.99%, 1.99% Floor, 10.87% Cap), 06/01/2036(2)		32		33
7.25% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(2)		1		1
7.26% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.45% Cap), 11/01/2036(2)		24		25
7.33% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.12%, 2.12% Floor, 11.06% Cap), 05/01/2037(2)		2		2
7.36% (1 Year CMT Index + 2.36%, 2.36% Floor, 10.88% Cap), 10/01/2036(2)		10		11
7.37% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.27% Cap), 09/01/2032(2)(8)		0		0
7.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.77% Cap), 07/01/2036(2)		6		6
7.38% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.17% Cap), 09/01/2036(2)		39		40
7.42% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 11.03% Cap), 06/01/2036(2)		47		49
7.50% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(2)		4		4
7.52% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.33%, 2.33% Floor, 10.90% Cap), 05/01/2036(2)		5		5
7.56% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.18%, 2.18% Floor, 11.08% Cap), 05/01/2037(2)		16		17
7.58% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.27% Cap), 09/01/2036(2)		12		12
7.62% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(2)		2		2
7.84% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.47%, 2.47% Floor, 11.20% Cap), 03/01/2036(2)		4		4
8.10% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.60%, 2.60% Floor, 12.23% Cap), 03/01/2037(2)		2		2
Freddie Mac Pool
1.50%, 02/01/2036		4,558		4,012
1.50%, 04/01/2037		6,836		6,016
1.50%, 06/01/2037		2,426		2,129
1.50%, 12/01/2040		10,300		8,550
1.50%, 11/01/2050		6,819		5,164
1.50%, 03/01/2051		1,039		787
1.80%, 11/01/2028		14,000		12,853
2.00%, 08/01/2035		4,012		3,654
2.00%, 06/01/2036		1,022		926
2.00%, 06/01/2036		1,530		1,387
2.00%, 12/01/2036		10,151		9,180
2.00%, 01/01/2037		724		660
2.00%, 01/01/2037		8,926		8,160
2.00%, 06/01/2040		1,218		1,065
2.00%, 02/01/2041		10,324		8,822
2.00%, 03/01/2041		14,179		12,115
2.00%, 04/01/2041		6,944		5,932
2.00%, 09/01/2041		10,041		8,550
2.00%, 12/01/2041		7,921		6,755
2.00%, 12/01/2041		15,295		12,993
2.00%, 03/01/2042		10,601		8,991
2.00%, 09/01/2050		27,141		21,778
2.00%, 11/01/2050		8,596		6,894
2.00%, 12/01/2050		1,398		1,119
2.00%, 01/01/2051		1,408		1,155
2.00%, 01/01/2051		1,978		1,586
2.00%, 02/01/2051		11,337		9,041
2.00%, 03/01/2051		9,808		7,865
2.00%, 05/01/2051		6,566		5,235
2.00%, 05/01/2051		7,193		5,813
2.00%, 05/01/2051		9,775		7,822
2.00%, 06/01/2051		5,583		4,467
2.00%, 07/01/2051		1,001		801
2.00%, 08/01/2051		656		524
2.00%, 08/01/2051		13,180		10,528
2.00%, 09/01/2051		2,572		2,050

	$		$
2.00%, 11/01/2051		13,357		10,629
2.00%, 12/01/2051		5,812		4,677
2.00%, 02/01/2052		6,394		4,942
2.00%, 02/01/2052		14,895		11,987
2.00%, 03/01/2052		10,544		8,434
2.50%, 07/01/2035		302		281
2.50%, 10/01/2035		5,782		5,408
2.50%, 12/01/2035		693		647
2.50%, 02/01/2042		8,935		7,878
2.50%, 07/01/2050		1,119		907
2.50%, 07/01/2050		13,904		11,696
2.50%, 07/01/2050		19,338		16,115
2.50%, 08/01/2050		146		123
2.50%, 10/01/2050		5,446		4,615
2.50%, 10/01/2050		11,719		9,965
2.50%, 11/01/2050		1,843		1,545
2.50%, 12/01/2050		2,093		1,755
2.50%, 02/01/2051		772		649
2.50%, 02/01/2051		10,454		8,829
2.50%, 02/01/2051		10,619		9,041
2.50%, 02/01/2051		11,000		9,313
2.50%, 03/01/2051		543		455
2.50%, 04/01/2051		32,261		27,047
2.50%, 05/01/2051		7,547		6,366
2.50%, 07/01/2051		5,492		4,620
2.50%, 08/01/2051		6,150		5,162
2.50%, 09/01/2051		3,487		2,942
2.50%, 11/01/2051		9,364		7,910
2.50%, 11/01/2051		11,127		9,427
2.50%, 11/01/2051		14,955		12,580
2.50%, 12/01/2051		348		291
2.50%, 12/01/2051		459		385
2.50%, 12/01/2051		1,042		874
2.50%, 02/01/2052		3,673		3,065
2.50%, 02/01/2052		6,103		5,114
2.50%, 03/01/2052		2,262		1,901
2.50%, 04/01/2052		5,287		4,471
3.00%, 04/01/2032		6,130		5,929
3.00%, 05/01/2037		1,012		969
3.00%, 01/01/2046		6,292		5,680
3.00%, 06/01/2048		9,886		8,609
3.00%, 02/01/2049		8,391		7,472
3.00%, 10/01/2049		1,233		1,084
3.00%, 11/01/2049		861		757
3.00%, 12/01/2049		389		342
3.00%, 01/01/2050		776		683
3.00%, 01/01/2050		1,243		1,092
3.00%, 01/01/2050		1,803		1,585
3.00%, 02/01/2050		183		161
3.00%, 02/01/2050		6,362		5,597
3.00%, 02/01/2050		8,866		7,790
3.00%, 04/01/2050		1,397		1,229
3.00%, 06/01/2050		543		477
3.00%, 06/01/2050		6,409		5,658
3.00%, 07/01/2050		4,205		3,699
3.00%, 09/01/2050		41		36
3.00%, 09/01/2050		930		818
3.00%, 03/01/2051		1,607		1,407
3.00%, 04/01/2051		10,719		9,397
3.00%, 06/01/2051		2,537		2,208
3.00%, 11/01/2051		13,892		12,115
3.00%, 02/01/2052		9,140		7,925
3.00%, 05/01/2052		2,154		1,869
3.00%, 06/01/2052		8,658		7,551
3.50%, 08/01/2035		2,635		2,542
3.50%, 02/01/2042		684		638
3.50%, 04/01/2047		12,752		11,734
3.50%, 10/01/2047		153		140
3.50%, 03/01/2048		1,404		1,287
3.50%, 03/01/2048		3,290		3,012
3.50%, 10/01/2049		1,021		930
3.50%, 01/01/2051		9,567		8,735
3.50%, 01/01/2052		13,718		12,404
3.50%, 04/01/2052		9,450		8,544
3.50%, 04/01/2052		26,799		24,382
3.50%, 05/01/2052		5,999		5,445
3.50%, 05/01/2052		25,493		23,027
3.70%, 06/01/2034		11,019		10,309
3.75%, 08/01/2032		15,000		14,225
4.00%, 09/01/2037		615		599
4.00%, 02/01/2046		3,228		3,105
4.00%, 08/01/2048		99		93

	$		$
4.00%, 01/01/2049		2,436		2,295
4.00%, 07/01/2049		7,755		7,356
4.00%, 05/01/2050		331		311
4.00%, 02/01/2051		2,841		2,667
4.00%, 06/01/2052		11,050		10,314
4.00%, 08/01/2052		468		436
4.00%, 09/01/2052		315		294
4.00%, 10/01/2052		11,117		10,377
4.50%, 06/01/2048		2,235		2,178
4.50%, 12/01/2048		2,608		2,538
4.50%, 09/01/2050		3,838		3,728
4.50%, 05/01/2052		789		755
4.50%, 07/01/2052		877		839
4.50%, 09/01/2052		4,996		4,787
4.50%, 05/01/2054		3,003		2,878
5.00%, 07/01/2052		3,932		3,869
5.00%, 06/01/2054		2,949		2,908
5.00%, 06/01/2054		3,096		3,053
5.00%, 02/01/2055		2,633		2,582
5.50%, 11/01/2052		9,685		9,701
5.50%, 02/01/2053		23,410		23,431
5.50%, 06/01/2053		7,011		7,029
5.50%, 06/01/2053		11,438		11,446
6.00%, 12/01/2052		3,992		4,067
6.00%, 06/01/2053		7,545		7,701
6.00%, 10/01/2053		5,302		5,436
6.00%, 03/01/2054		7,694		7,887
6.00%, 09/01/2054		2,754		2,851
6.00%, 09/01/2054		8,353		8,594
6.00%, 12/01/2054		6,060		6,181
6.50%, 09/01/2053		5,305		5,534
6.50%, 08/01/2054		7,193		7,481
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA		106		111
6.00%, 05/15/2036, Series R007, Class ZA		137		143
Freddie Mac REMICS
0.00%, 09/15/2032, Series 3393, Class JO		323		288
0.00%, 12/15/2032, Series 2835, Class QO		6		5
0.00%, 07/15/2034, Series 3611, Class PO		37		32
0.00%, 02/15/2035, Series 2990, Class GO		12		10
0.00%, 08/15/2035, Series 3014, Class OD		3		3
0.00%, 09/15/2035, Series 3029, Class SO		10		9
0.00%, 02/15/2036, Series 3117, Class OG		5		4
0.00%, 02/15/2036, Series 3117, Class OK		9		7
0.00%, 02/15/2036, Series 3117, Class EO		9		8
0.00%, 02/15/2036, Series 3117, Class AO		14		13
0.00%, 03/15/2036, Series 3134, Class PO		2		2
0.00%, 03/15/2036, Series 3122, Class OP		8		7
0.00%, 03/15/2036, Series 3122, Class OH		9		8
0.00%, 04/15/2036, Series 3138, Class PO		13		11
0.00%, 04/15/2036, Series 3147, Class PO		17		15
0.00%, 04/15/2036, Series 3607, Class AO		23		20
0.00%, 04/15/2036, Series 3607, Class BO		43		37
0.00%, 05/15/2036, Series 3233, Class OP		3		3
0.00%, 05/15/2036, Series 3149, Class SO		8		6
0.00%, 05/15/2036, Series 3151, Class PO		15		12
0.00%, 05/15/2036, Series 3153, Class EO		18		15
0.00%, 06/15/2036, Series 3171, Class MO		21		19
0.00%, 07/15/2036, Series 3179, Class OA		9		7
0.00%, 08/15/2036, Series 3200, Class PO		14		11
0.00%, 09/15/2036, Series 3218, Class AO		6		5
0.00%, 09/15/2036, Series 3213, Class OA		8		7
0.00%, 10/15/2036, Series 3225, Class EO		15		12
0.00%, 12/15/2036, Series 3256, Class PO		8		7
0.00%, 01/15/2037, Series 3261, Class OA		8		7
0.00%, 02/15/2037, Series 3274, Class JO		2		2
0.00%, 02/15/2037, Series 3510, Class OD		19		16
0.00%, 03/15/2037, Series 3286, Class PO		1		1
0.00%, 04/15/2037, Series 3373, Class TO		9		7
0.00%, 05/15/2037, Series 3318, Class AO(8)		0		0
0.00%, 05/15/2037, Series 3316, Class PO		14		12
0.00%, 05/15/2037, Series 3607, Class PO		84		69
0.00%, 06/15/2037, Series 3326, Class JO		1		1
0.00%, 06/15/2037, Series 3331, Class PO		8		7
0.00%, 07/15/2037, Series 3607, Class OP		125		106
0.00%, 09/15/2037, Series 3365, Class PO		12		10
0.00%, 10/15/2039, Series 3607, Class TO		42		35
0.00%, 01/15/2040, Series 3621, Class BO		37		32
0.00%, 10/15/2049, Series 3582, Class PO		199		176
0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB(2)(5)		12,701		346
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA(2)(5)		1,832		32

	$		$
0.00%, 08/25/2052, Series 5251, Class PO		4,323		2,980
1.39% (30-day Average SOFR + 5.74%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(2)(5)		72		6
1.54% (30-day Average SOFR + 5.89%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(2)(5)		114		10
1.54% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(2)(5)		32		2
1.54% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(2)(5)		84		7
1.54% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(2)(5)		90		9
1.64% (30-day Average SOFR + 5.99%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(2)(5)(8)		5		0
1.68% (30-day Average SOFR + 6.03%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(2)(5)		13		1
1.74% (30-day Average SOFR + 6.09%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(2)(5)		56		6
1.79% (30-day Average SOFR + 6.14%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(2)(5)		28		2
1.84% (30-day Average SOFR + 6.19%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(2)(5)		44		4
1.96% (30-day Average SOFR + 6.31%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(2)(5)		108		8
1.96%, 01/15/2040, Series 3802, Class LS(4)		185		15
1.99% (30-day Average SOFR + 6.34%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(2)(5)		27		2
1.99% (30-day Average SOFR + 6.34%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(2)(5)		51		4
2.00%, 12/25/2051, Series 5190, Class EC		6,620		5,860
2.14% (30-day Average SOFR + 6.49%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(2)(5)		16		1
2.19% (30-day Average SOFR + 6.54%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(2)(5)		176		16
2.24% (30-day Average SOFR + 6.59%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(2)(5)		26		2
2.34% (30-day Average SOFR + 6.69%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(2)(5)		59		6
2.62% (30-day Average SOFR + 17.12%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(2)(5)		99		95
2.64% (30-day Average SOFR + 6.99%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(2)(5)(8)		4		0
3.00%, 08/15/2033, Series 4238, Class WY		175		168
3.00%, 06/15/2043, Series 4217, Class KY		206		183
3.00%, 12/15/2047, Series 4740, Class P		873		780
3.00%, 10/25/2050, Series 5019, Class IP		1,793		295
3.49% (30-day Average SOFR + 7.84%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(2)(5)		8		1
3.50%, 01/15/2026, Series 3793, Class AB		51		51
3.50%, 09/25/2044, Series 5230, Class DM		12,601		12,121
3.50%, 01/25/2051, Series 5228, Class BH		4,399		4,231
3.50%, 10/15/2053, Series 4821, Class MA		1,511		1,466
3.54% (30-day Average SOFR + 7.89%, 8.00% Cap), 02/15/2032, Series 2475, Class S(2)(5)		21		2
3.54% (30-day Average SOFR + 7.89%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(2)(5)(8)		5		0
3.99% (30-day Average SOFR + 7.91%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(2)(5)		166		161
4.00%, 11/15/2041, Series 3957, Class B		101		99
4.00%, 12/15/2041, Series 3966, Class NA		95		93
4.00%, 11/25/2051, Series 5249, Class AB		6,515		6,392
4.19% (30-day Average SOFR + 8.54%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(2)(5)(8)		3		0
4.36% (30-day Average SOFR + 13.06%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(2)(5)		10		10
4.50%, 06/15/2025, Series 3684, Class CY(8)		0		0
4.50%, 12/15/2039, Series 3610, Class CA		1,057		1,054
4.50%, 09/15/2043, Series 4247, Class AY		1,000		949
4.57% (30-day Average SOFR + 6.74%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(2)(5)(8)		0		0
4.76% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(2)		31		31
4.84% (30-day Average SOFR + 0.51%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(2)		182		179
4.86% (30-day Average SOFR + 0.51%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(2)		16		16
4.86% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(2)		145		144
4.86% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(2)		225		221
4.90% (30-day Average SOFR + 0.55%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(2)		11		11
4.91% (30-day Average SOFR + 0.56%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(2)		748		739
4.96% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(2)		298		295
4.96% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(2)		134		132
5.00%, 04/15/2030, Series 3654, Class DC		291		295
5.00%, 07/15/2033, Series 2653, Class PZ		93		94
5.00%, 01/15/2034, Series 3920, Class LP		85		86
5.00%, 12/15/2040, Series 3770, Class ZB		526		526
5.00%, 05/15/2041, Series 3860, Class PZ		1,053		1,056
5.01% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(2)		120		120

	$		$
5.01% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(2)		143		143
5.06% (30-day Average SOFR + 0.71%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(2)		3		3
5.06% (30-day Average SOFR + 0.71%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(2)		55		55
5.06% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(2)		7		7
5.12% (30-day Average SOFR + 19.62%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(2)(5)		11		12
5.14% (30-day Average SOFR + 0.79%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(2)		211		211
5.16% (30-day Average SOFR + 0.81%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(2)(8)		0		0
5.21% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(2)		13		14
5.26% (30-day Average SOFR + 0.91%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(2)		18		18
5.36% (30-day Average SOFR + 1.01%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(2)		7		7
5.50%, 02/15/2034, Series 2744, Class PE(8)		0		0
5.50%, 08/15/2036, Series 3645, Class KZ		20		21
5.50%, 08/15/2036, Series 3200, Class AY		56		58
5.50%, 03/15/2038, Series 3423, Class PB		157		163
5.50%, 05/15/2038, Series 3453, Class B		9		9
5.50%, 01/15/2039, Series 3501, Class CB		60		62
5.50% (30-day Average SOFR + 26.80%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(2)(5)		62		59
5.50% (30-day Average SOFR + 27.08%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(2)(5)		164		165
5.51% (30-day Average SOFR + 16.73%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(2)(5)(8)		0		0
5.64%, 10/15/2038, Series 3895, Class WA(4)		29		31
5.66% (30-day Average SOFR + 1.31%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(2)		5		5
5.72% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(2)(5)(8)		0		0
6.00%, 05/15/2027, Series 1981, Class Z		1		1
6.00%, 07/15/2028, Series 2070, Class C		2		2
6.00%, 09/15/2028, Series 2086, Class GB		1		1
6.00%, 11/15/2028, Series 2095, Class PE		5		5
6.00%, 12/15/2028, Series 2106, Class ZD		12		12
6.00%, 01/15/2029, Series 2110, Class PG		13		13
6.00%, 02/15/2029, Series 2125, Class JZ		4		4
6.00%, 09/15/2032, Series 2500, Class MC		9		10
6.00%, 12/15/2032, Series 2544, Class HC		10		11
6.00%, 12/15/2032, Series 2543, Class YX		27		28
6.00%, 01/15/2033, Series 2552, Class ME		18		19
6.00%, 02/15/2033, Series 2567, Class QD		16		17
6.00%, 02/15/2033, Series 2575, Class ME		74		76
6.00%, 03/15/2033, Series 2596, Class QG		10		11
6.00%, 05/15/2034, Series 2802, Class OH		15		15
6.00%, 04/15/2035, Series 2968, Class EH		344		355
6.00%, 01/15/2036, Series 3101, Class UZ		42		44
6.00%, 03/15/2036, Series 3122, Class ZB		3		4
6.00%, 04/15/2036, Series 3219, Class DI		22		4
6.00%, 04/15/2036, Series 3137, Class XP		32		33
6.00%, 04/15/2036, Series 3819, Class ZQ		230		242
6.00%, 06/15/2036, Series 3164, Class MG		5		6
6.00%, 02/15/2037, Series 3274, Class B		20		21
6.00%, 04/15/2037, Series 3302, Class UT		23		24
6.00%, 05/15/2037, Series 3315, Class HZ		16		16
6.00%, 06/15/2038, Series 3461, Class LZ		6		6
6.00%, 06/15/2038, Series 3461, Class Z		126		131
6.25%, 08/15/2028, Series 2075, Class PM		7		7
6.25%, 02/15/2029, Series 2126, Class CB		10		10
6.29% (30-day Average SOFR + 17.16%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(2)(5)		5		6
6.50%, 03/15/2026, Series 1829, Class ZB(8)		0		0
6.50%, 07/15/2026, Series 1863, Class Z(8)		0		0
6.50%, 01/15/2027, Series 1927, Class ZA(8)		0		0
6.50%, 12/15/2027, Series 2019, Class Z		2		2
6.50%, 06/15/2028, Series 2063, Class PG		2		2
6.50%, 08/15/2028, Series 2075, Class PH		6		6
6.50%, 05/15/2031, Series 2313, Class LA		1		1
6.50%, 08/15/2031, Series 2351, Class PZ		4		4
6.50%, 08/15/2031, Series 2345, Class NE		5		5
6.50%, 08/15/2031, Series 2344, Class ZJ		7		7
6.50%, 08/15/2031, Series 2344, Class ZD		47		49
6.50%, 10/15/2031, Series 2367, Class ME		6		6
6.50%, 01/15/2032, Series 2399, Class OH		6		6
6.50%, 01/15/2032, Series 2399, Class TH		7		7
6.50%, 02/15/2032, Series 2410, Class NG		8		8
6.50%, 02/15/2032, Series 2420, Class XK		11		12
6.50%, 03/15/2032, Series 2423, Class TB		11		11
6.50%, 03/15/2032, Series 2430, Class WF		13		13
6.50%, 04/15/2032, Series 2441, Class GF		3		3
6.50%, 04/15/2032, Series 2435, Class CJ		17		17

	$		$
6.50%, 04/15/2032, Series 2434, Class ZA		18		18
6.50%, 05/15/2032, Series 2455, Class GK		10		10
6.50%, 06/15/2032, Series 2466, Class DH		3		4
6.50%, 06/15/2032, Series 2458, Class ZM		5		5
6.50%, 06/15/2032, Series 2466, Class PH		12		13
6.50%, 07/15/2032, Series 2474, Class NR		11		12
6.50%, 07/15/2032, Series 2484, Class LZ		15		15
6.50%, 03/15/2033, Series 2586, Class WI		6		1
6.50%, 07/15/2036, Series 3195, Class PD		19		19
6.50%, 07/15/2036, Series 3181, Class AZ		26		27
6.58% (30-day Average SOFR + 14.55%, 14.76% Cap), 09/15/2033, Series 2671, Class S(2)(5)		6		7
6.67% (30-day Average SOFR + 14.64%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(2)(5)		23		25
6.68% (30-day Average SOFR + 16.25%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(2)(5)		4		4
6.68% (30-day Average SOFR + 2.33%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(2)		14		15
6.84%, 02/15/2039, Series 3546, Class A(4)		22		22
7.00%, 03/15/2028, Series 2038, Class PN(8)		2		0
7.00%, 06/15/2028, Series 2064, Class TE(8)		0		0
7.00%, 10/15/2028, Series 2089, Class PJ(8)		2		0
7.00%, 04/15/2029, Series 2141, Class IO(8)		0		0
7.00%, 06/15/2029, Series 2169, Class TB		11		12
7.00%, 07/15/2029, Series 2172, Class QC		8		9
7.00%, 08/15/2029, Series 2176, Class OJ		4		4
7.00%, 01/15/2030, Series 2208, Class PG		8		9
7.00%, 10/15/2030, Series 2259, Class ZM		7		7
7.00%, 03/15/2031, Series 2296, Class PD		5		5
7.00%, 06/15/2031, Series 2325, Class PM		2		3
7.00%, 07/15/2031, Series 2332, Class ZH		8		8
7.00%, 03/15/2032, Series 2423, Class MC		7		7
7.00%, 03/15/2032, Series 2423, Class MT		8		9
7.00%, 04/15/2032, Series 2436, Class MC		3		3
7.00%, 04/15/2032, Series 2434, Class TC		16		17
7.00%, 05/15/2032, Series 2450, Class GZ		9		10
7.00%, 12/15/2036, Series 3704, Class CT		416		441
7.17% (30-day Average SOFR + 15.87%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(2)(5)		11		12
7.25%, 07/15/2027, Series 1970, Class PG(8)		0		0
7.25%, 09/15/2030, Series 2256, Class MC		3		3
7.25%, 12/15/2030, Series 2271, Class PC		6		7
7.39% (30-day Average SOFR + 19.35%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(2)(5)		9		9
7.50%, 09/15/2026, Series 1890, Class H(8)		0		0
7.50%, 01/15/2027, Series 1963, Class Z		1		1
7.50%, 01/15/2027, Series 1927, Class PH		2		2
7.50%, 09/15/2027, Series 1987, Class PE		1		1
7.50%, 03/15/2028, Series 2040, Class PE		4		4
7.50%, 05/15/2028, Series 2054, Class PV		1		1
7.50%, 06/15/2029, Series 2163, Class PC(8)		1		0
7.50%, 11/15/2029, Series 2196, Class TL(8)		0		0
7.50%, 05/15/2030, Series 2234, Class PZ		2		2
7.50%, 08/15/2030, Series 2247, Class Z		2		2
7.50%, 10/15/2030, Series 2262, Class Z		1		1
7.50%, 11/15/2036, Series 3704, Class DT		185		198
7.50%, 12/15/2036, Series 3704, Class ET		165		180
7.50%, 11/15/2046, Series 3688, Class GT(4)		191		204
7.89% (30-day Average SOFR + 18.33%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(2)(5)		8		9
7.90% (30-day Average SOFR + 19.20%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(2)(5)		11		12
8.00%, 09/15/2026, Series 1899, Class ZE		1		1
8.00%, 11/15/2029, Series 2201, Class C		2		2
8.00%, 01/15/2030, Series 2209, Class TC		2		2
8.00%, 01/15/2030, Series 2210, Class Z		8		8
8.00%, 03/15/2030, Series 2224, Class CB		2		2
8.00%, 04/15/2030, Series 2230, Class Z		2		2
8.20% (30-day Average SOFR + 24.15%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(2)(5)		1		1
8.39% (30-day Average SOFR + 27.52%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(2)(5)(8)		0		0
8.50%, 06/15/2031, Series 2359, Class ZB		7		8
8.52% (30-day Average SOFR + 27.66%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(2)(5)		14		15
9.00% (30-day Average SOFR + 69.23%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(2)(5)		7		8
11.19% (30-day Average SOFR + 30.05%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(2)(5)(8)		0		0
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT		2,180		1,969
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C		8,090		7,435
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT		5,034		4,504
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ		10,011		7,380

	$		$
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT		5,838		5,208
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB		3,880		3,201
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D		3,741		3,497
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G		4,567		4,114
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT		4,315		3,433
3.00%, 05/25/2060, Series 2020-3, Class M5TW		4,786		4,289
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU		8,039		6,923
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1
3.00%, 10/25/2062, Series 2023-1, Class MT		8,031		6,734
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-1
3.00%, 11/25/2063, Series 2024-1, Class MT		4,408		3,750
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2
3.50%, 05/25/2064, Series 2024-2, Class MT		10,166		8,970
Freddie Mac STACR REMIC Trust 2021-DNA5
5.99% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)		457		458
Freddie Mac STACR REMIC Trust 2022-DNA2
5.64% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A(1)(2)		1,634		1,635
Freddie Mac STACR REMIC Trust 2022-DNA6
6.49% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A(1)(2)		1,008		1,016
Freddie Mac STACR REMIC Trust 2022-DNA7
6.84% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A(1)(2)		2,577		2,608
Freddie Mac STACR REMIC Trust 2024-DNA1
5.69% (30-day Average SOFR + 1.35%), 02/25/2044, Series 2024-DNA1, Class M1(1)(2)		3,809		3,810
Freddie Mac STACR REMIC Trust 2024-DNA2
5.54% (30-day Average SOFR + 1.20%), 05/25/2044, Series 2024-DNA2, Class M1(1)(2)		1,491		1,490
Freddie Mac STACR REMIC Trust 2025-DNA1
5.39% (30-day Average SOFR + 1.05%), 01/25/2045, Series 2025-DNA1, Class M1(1)(2)		2,758		2,750
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO		9		9
0.00%, 09/15/2043, Series 310, Class PO		321		244
0.00%, 10/25/2053, Series 406, Class PO		8,260		6,831
3.00%, 08/15/2042, Series 267, Class 30		476		434
3.00%, 01/15/2043, Series 299, Class 300		96		88
3.24% (30-day Average SOFR + 7.59%, 7.70% Cap), 08/15/2036, Series 239, Class S30(2)(5)		128		16
3.50%, 07/15/2042, Series 262, Class 35		1,783		1,672
4.96% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(2)		342		337
5.00%, 09/15/2035, Series 233, Class 12		35		5
5.00%, 09/15/2035, Series 233, Class 11		41		7
5.00%, 09/15/2035, Series 233, Class 13		65		10
5.01% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(2)		619		612
5.01% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(2)		323		319
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP		10		8
0.00%, 09/25/2043, Series T-58, Class APO		11		8
0.00%, 10/25/2043, Series T-59, Class 1AP		13		6
2.35%, 10/25/2037, Series T-76, Class 2A(4)		550		495
4.36%, 07/25/2033, Series T-48, Class 1A(4)		91		87
4.38%, 07/25/2032, Series T-41, Class 3A(4)		31		28
5.23%, 05/25/2043, Series T-56, Class A5		327		315
5.84% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(2)		189		172
6.50%, 02/25/2043, Series T-54, Class 2A		156		158
7.00%, 02/25/2043, Series T-54, Class 3A		51		53
7.00%, 10/25/2043, Series T-59, Class 1A2		153		160
7.50%, 02/25/2042, Series T-42, Class A5		127		135
7.50%, 08/25/2042, Series T-51, Class 2A(4)		27		28
7.50%, 07/25/2043, Series T-57, Class 1A3		30		32
7.50%, 09/25/2043, Series T-58, Class 4A		165		170
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048, Series 2015-K49, Class C(1)(4)		4,000		3,978
FREMF 2015-K51 Mortgage Trust
3.96%, 10/25/2048, Series 2015-K51, Class C(1)(4)		1,500		1,484
FREMF 2016-K52 Mortgage Trust
3.94%, 01/25/2049, Series 2016-K52, Class B(1)(4)		4,750		4,706
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049, Series 2016-K59, Class B(1)(4)		2,450		2,399
FREMF 2017-KGS1 Mortgage Trust
6.97% (30-day Average SOFR + 2.61%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL(1)(2)		3,710		3,606

	$		$
FREMF 2019-K92 Mortgage Trust
4.20%, 05/25/2052, Series 2019-K92, Class B(1)(4)		6,595		6,367
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP		12		10
0.00%, 06/20/2034, Series 2004-46, Class PO		23		22
0.00%, 08/20/2035, Series 2010-14, Class CO		52		47
0.00%, 10/20/2035, Series 2005-82, Class PO		13		12
0.00%, 11/20/2035, Series 2010-14, Class BO		18		16
0.00%, 03/20/2036, Series 2006-16, Class OP		16		14
0.00%, 05/20/2036, Series 2006-22, Class AO		23		22
0.00%, 07/20/2036, Series 2006-34, Class PO		3		3
0.00%, 04/16/2037, Series 2007-17, Class JO		31		26
0.00%, 05/20/2037, Series 2007-28, Class BO		4		4
0.00%, 06/16/2037, Series 2007-36, Class HO		7		7
0.00%, 06/16/2037, Series 2007-35, Class PO		82		75
0.00%, 11/16/2037, Series 2009-79, Class OK		82		72
0.00%, 01/20/2038, Series 2008-1, Class PO		3		3
0.00%, 12/20/2040, Series 2010-157, Class OP		180		153
0.00% (1 Month Term SOFR + 3.75%, 3.86% Cap), 09/20/2048, Series 2018-121, Class KS(2)(5)		4,380		103
0.00% (1 Month Term SOFR + 3.73%, 3.84% Cap), 10/20/2048, Series 2018-148, Class DS(2)(5)		5,658		147
0.00% (1 Month Term SOFR + 3.69%, 3.80% Cap), 11/20/2048, Series 2018-151, Class SL(2)(5)		3,361		87
0.00% (1 Month Term SOFR + 3.19%, 2.00% Cap), 11/20/2048, Series 2018-155, Class PS(2)(5)		10,277		129
0.00% (1 Month Term SOFR + 2.70%, 2.81% Cap), 07/20/2049, Series 2019-92, Class S(2)(5)		17,513		125
0.00% (1 Month Term SOFR + 2.97%, 3.08% Cap), 08/20/2049, Series 2019-97, Class MS(2)(5)		10,519		119
0.00% (1 Month Term SOFR + 3.24%, 3.35% Cap), 08/20/2049, Series 2019-99, Class SA(2)(5)		8,972		133
0.00% (1 Month Term SOFR + 3.25%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST(2)(5)		2,345		1
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S(2)(5)		3,879		66
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC(2)(5)		17,399		416
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP(2)(5)		4,752		133
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB(2)(5)		5,839		146
0.00% (30-day Average SOFR + 3.75%, 3.75% Cap), 04/20/2052, Series 2022-78, Class SB(2)(5)		10,480		263
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 04/20/2052, Series 2022-78, Class MS(2)(5)		14,969		336
0.00% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS(2)(5)		3,681		74
0.00% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA(2)(5)		8,005		177
0.00% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS(2)(5)		21,641		431
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS(2)(5)		8,311		145
0.00%, 05/20/2053, Series 2023-169, Class EO		2,406		1,892
0.56% (30-day Average SOFR + 4.90%, 4.90% Cap), 10/20/2052, Series 2022-178, Class SA(2)(5)		17,409		862
1.27% (1 Month Term SOFR + 5.59%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(2)(5)		84		4
1.47% (1 Month Term SOFR + 5.79%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(2)(5)		75		2
1.52% (1 Month Term SOFR + 5.84%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(2)(5)		59		4
1.52% (1 Month Term SOFR + 5.84%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(2)(5)		57		2
1.54%, 06/20/2067, Series 2017-H14, Class XI(4)		5,897		166
1.57% (1 Month Term SOFR + 5.89%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(2)(5)		55		1
1.57% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(2)(5)		431		15
1.57% (1 Month Term SOFR + 5.89%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(2)(5)(8)		21		0
1.57% (1 Month Term SOFR + 5.89%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(2)(5)		45		1
1.57% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/16/2041, Series 2011-26, Class CS(2)(5)		9,856		955
1.61% (1 Month Term SOFR + 5.93%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(2)(5)(8)		36		0
1.65% (1 Month Term SOFR + 5.97%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(2)(5)(8)		80		0
1.65% (1 Month Term SOFR + 5.97%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(2)(5)		78		6
1.65%, 01/20/2063, Series 2013-H01, Class FA(8)		0		0
1.65%, 02/20/2063, Series 2013-H04, Class BA		5		5
1.65%, 04/20/2063, Series 2013-H09, Class HA		7		7
1.66% (1 Month Term SOFR + 5.98%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(2)(5)		154		13
1.67% (1 Month Term SOFR + 5.99%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(2)(5)		133		7
1.67% (1 Month Term SOFR + 5.99%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(2)(5)(8)		32		0
1.67% (1 Month Term SOFR + 5.99%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(2)(5)		63		3
1.72% (1 Month Term SOFR + 6.04%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(2)(5)		62		1

	$		$
1.72% (1 Month Term SOFR + 6.04%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(2)(5)		40		1
1.77% (1 Month Term SOFR + 6.09%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(2)(5)		58		4
1.77% (1 Month Term SOFR + 6.09%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(2)(5)		29		1
1.77% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(2)(5)		54		2
1.77% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(2)(5)		58		2
1.77% (1 Month Term SOFR + 6.09%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(2)(5)		18		1
1.77% (1 Month Term SOFR + 6.09%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(2)(5)		157		2
1.82% (1 Month Term SOFR + 6.14%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(2)(5)		44		1
1.82% (1 Month Term SOFR + 6.14%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(2)(5)		83		6
1.84% (1 Month Term SOFR + 6.16%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(2)(5)		89		6
1.87% (1 Month Term SOFR + 6.19%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(2)(5)		185		17
1.87% (1 Month Term SOFR + 6.19%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(2)(5)(8)		72		0
1.87% (1 Month Term SOFR + 6.19%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(2)(5)(8)		23		0
1.97% (1 Month Term SOFR + 6.29%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(2)(5)		193		13
1.97% (1 Month Term SOFR + 6.29%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(2)(5)		131		12
2.00%, 04/01/2051(9)		2,345		1,918
2.04% (1 Month Term SOFR + 6.36%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(2)(5)		31		1
2.07% (1 Month Term SOFR + 6.39%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(2)(5)		108		2
2.08% (1 Month Term SOFR + 6.40%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(2)(5)		58		1
2.11% (1 Month Term SOFR + 6.43%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(2)(5)(8)		61		0
2.12% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(2)(5)		51		2
2.12% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(2)(5)(8)		49		0
2.12% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(2)(5)		71		1
2.12% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(2)(5)(8)		14		0
2.12% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(2)(5)(8)		26		0
2.12% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(2)(5)		96		8
2.17% (1 Month Term SOFR + 6.49%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(2)(5)		99		6
2.21% (1 Month Term SOFR + 6.53%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(2)(5)		67		4
2.24%, 05/20/2067, Series 2017-H11, Class LI(4)		4,960		400
2.25% (1 Month Term SOFR + 6.57%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(2)(5)		64		2
2.27% (1 Month Term SOFR + 6.59%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(2)(5)		32		2
2.32% (1 Month Term SOFR + 6.64%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(2)(5)		87		6
2.32% (1 Month Term SOFR + 6.64%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(2)(5)		47		2
2.37% (1 Month Term SOFR + 6.69%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(2)(5)		45		44
2.38% (1 Month Term SOFR + 6.70%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(2)(5)		80		7
2.50%, 04/01/2055(9)		2,580		2,200
2.50%, 05/01/2055(9)		4,000		3,411
2.87% (1 Month Term SOFR + 7.19%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(2)(5)		134		3
3.00%, 12/20/2041, Series 2011-157, Class UY		1,000		886
3.00%, 10/20/2045, Series 2015-144, Class HP		501		452
3.00%, 09/20/2047, Series 2017-139, Class BA		676		610
3.00%, 06/20/2051, Series 2021-114, Class TI		7,397		1,071
3.00%, 08/20/2051, Series 2022-93, Class IO		25,790		2,926
3.00%, 04/01/2055(9)		2,655		2,351
3.17% (1 Month Term SOFR + 7.49%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(2)(5)		32		1
3.27% (1 Month Term SOFR + 7.59%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(2)(5)(8)		7		0
3.27% (1 Month Term SOFR + 7.59%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(2)(5)		34		2
3.50%, 07/20/2046, Series 2018-160, Class PA		524		515
3.50%, 09/20/2046, Series 2018-34, Class DL		1,240		1,209
3.50%, 05/01/2055(9)		2,855		2,606
3.72%, 01/20/2042, Series 2012-141, Class WC(4)		130		123
3.82% (1 Month Term SOFR + 8.14%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(2)(5)(8)		4		0
4.00%, 04/01/2040(9)		3,610		3,379
4.03%, 09/16/2042, Series 2012-141, Class WB(4)		86		82
4.42%, 04/20/2043, Series 2013-91, Class WA(4)		118		113
4.50%, 04/01/2055(9)		3,690		3,540
4.52%, 11/16/2041, Series 2012-141, Class WA(4)		150		148

	$		$
4.53% (1 Month Term SOFR + 13.17%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(2)(5)		8		8
4.55%, 10/20/2041, Series 2014-188, Class W(4)		207		208
4.60% (1 Month Term SOFR + 0.71%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(2)		3		3
4.63%, 10/20/2042, Series 2014-41, Class W(4)		401		401
4.69%, 09/20/2041, Series 2013-26, Class AK(4)		111		112
4.72% (1 Month Term SOFR + 0.41%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(2)(8)		0		0
4.72% (1 Month Term SOFR + 0.41%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(2)(8)		0		0
4.73% (1 Month Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(2)		27		26
4.74% (1 Month Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(2)		102		101
4.76%, 03/20/2048, Series 2020-30, Class PT(4)		5,205		5,236
4.76% (1 Month Term SOFR + 0.45%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(2)		399		398
4.83% (1 Month Term SOFR + 0.52%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(2)		117		117
4.84% (1 Month Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(2)		63		63
4.85% (1 Month Term SOFR + 0.54%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(2)		2		2
4.86% (1 Month Term SOFR + 0.55%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(2)		1,088		1,087
4.87% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(2)		18		18
4.87% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(2)(8)		0		0
4.87% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(2)		305		304
4.87% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(2)		157		157
4.89%, 11/20/2042, Series 2013-54, Class WA(4)		88		89
4.89% (1 Month Term SOFR + 0.58%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(2)		59		59
4.89% (1 Month Term SOFR + 0.58%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(2)		29		29
4.89% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(2)		183		183
4.89% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(2)		266		265
4.89% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(2)		1,232		1,231
4.89% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(2)		200		200
4.90% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(2)		1,356		1,358
4.90% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(2)		1,904		1,902
4.90% (1 Month Term SOFR + 0.59%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(2)		2,003		2,001
4.91% (1 Month Term SOFR + 0.58%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(2)		286		286
4.92% (1 Month Term SOFR + 0.61%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(2)		285		284
4.92% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(2)		4		4
4.92% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(2)		911		912
4.92% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(2)		770		771
4.92% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(2)		803		802
4.92% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(2)		309		309
4.92% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(2)		1,830		1,828
4.94% (1 Month Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(2)		157		157
4.97% (1 Month Term SOFR + 0.66%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(2)(8)		0		0
4.97% (1 Month Term SOFR + 0.66%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(2)(8)		0		0
4.97% (1 Month Term SOFR + 0.66%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(2)		4		4
4.98% (1 Month Term SOFR + 0.67%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(2)		2,073		2,073
5.00%, 04/01/2055(9)		18,685		18,377
5.00% (1 Month Term SOFR + 0.69%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(2)		4		4
5.02% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(2)		207		207
5.02% (1 Month Term SOFR + 0.71%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(2)		1,251		1,251
5.02% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(2)		2,298		2,299
5.02% (1 Month Term SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(2)		600		597
5.07% (1 Month Term SOFR + 0.76%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(2)		9		9
5.07% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(2)		157		157
5.07% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(2)		339		340
5.07% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(2)		329		329
5.10%, 06/20/2040, Series 2013-75, Class WA(4)		56		57

	$		$
5.11% (1 Month Term SOFR + 0.80%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(2)		1,099		1,100
5.12% (1 Month Term SOFR + 0.81%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(2)		8		8
5.12% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(2)		251		251
5.15%, 07/20/2060, Series 2010-H17, Class XQ(4)		2		1
5.25% (1 Month Term SOFR + 0.93%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(2)		133		133
5.30%, 01/20/2039, Series 2014-6, Class W(4)		248		255
5.50%, 04/20/2033, Series 2003-25, Class PZ		66		66
5.50%, 03/16/2034, Series 2004-17, Class MZ		1,032		1,030
5.50%, 07/20/2035, Series 2005-56, Class IC		9		1
5.50%, 09/20/2035, Series 2005-72, Class AZ		36		36
5.50%, 02/20/2038, Series 2008-17, Class IO(8)		11		0
5.50%, 05/20/2039, Series 2009-33, Class CI		12		1
5.50%, 09/20/2039, Series 2009-75, Class MN		303		315
5.50%, 10/20/2039, Series 2009-87, Class BE		311		321
5.50%, 04/01/2055(9)		20,520		20,562
5.50%, 05/01/2055(9)		23,500		23,522
5.55%, 01/20/2038, Series 2015-137, Class WA(4)		223		229
5.56%, 10/20/2036, Series 2006-57, Class PZ		54		54
5.57%, 08/20/2038, Series 2012-59, Class WA(4)		87		89
5.59%, 07/20/2040, Series 2011-137, Class WA(4)		87		90
5.66%, 08/20/2034, Series 2010-103, Class WA(4)		23		23
5.70% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(2)		11,499		11,637
5.75%, 07/20/2038, Series 2008-69, Class QD		3		3
5.75% (1 Month Term SOFR + 16.16%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(2)(5)		19		21
5.81%, 02/20/2037, Series 2011-22, Class WA(4)		16		17
5.81%, 10/20/2033, Series 2010-41, Class WA(4)		40		41
5.85%, 04/20/2037, Series 2010-129, Class AW(4)		29		30
5.86%, 12/20/2038, Series 2011-163, Class WA(4)		188		194
5.93% (1 Month Term SOFR + 22.30%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(2)(5)		3		3
6.00%, 09/16/2033, Series 2003-75, Class ZX		37		37
6.00%, 06/20/2034, Series 2004-49, Class Z		91		93
6.00%, 12/20/2035, Series 2005-91, Class PI		18		2
6.00%, 06/20/2038, Series 2008-50, Class KB		36		37
6.00%, 05/20/2039, Series 2009-33, Class TI		17		2
6.00%, 04/01/2055(9)		14,525		14,741
6.05% (1 Month Term SOFR + 20.45%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(2)(5)		6		6
6.10%, 11/20/2038, Series 2011-97, Class WA(4)		41		42
6.50%, 07/20/2032, Series 2002-52, Class GH		23		23
6.50%, 01/20/2033, Series 2003-58, Class BE		31		31
6.50%, 05/20/2033, Series 2003-46, Class MG		24		24
6.50%, 07/20/2036, Series 2006-33, Class Z		101		104
6.50%, 08/20/2036, Series 2006-38, Class ZK		123		123
6.50%, 03/20/2039, Series 2009-14, Class KI		20		1
6.50%, 03/20/2039, Series 2009-14, Class NI		45		4
6.50%, 04/01/2042(9)		10,995		11,255
6.65% (1 Month Term SOFR + 19.61%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(2)(5)		6		6
6.90% (1 Month Term SOFR + 19.86%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(2)(5)		11		12
6.97% (1 Month Term SOFR + 16.47%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(2)(5)(8)		0		0
7.00% (1 Month Term SOFR + 43.78%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(2)(5)		10		10
7.00%, 10/16/2040, Series 2010-130, Class CP		145		154
7.47% (1 Month Term SOFR + 19.35%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(2)(5)		12		13
7.69% (1 Month Term SOFR + 28.90%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(2)(5)		10		11
8.13% (1 Month Term SOFR + 23.96%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(2)(5)		7		7
Ginnie Mae I Pool
3.00%, 05/15/2043		195		177
3.00%, 07/15/2045		492		440
3.50%, 01/15/2042		1,568		1,476
3.50%, 03/15/2043		624		586
3.50%, 04/15/2043		1,335		1,252
3.50%, 06/15/2043		662		621
3.50%, 07/15/2043		294		276
4.00%, 06/15/2039		146		139
4.00%, 10/15/2040		79		76
4.50%, 04/15/2040		571		560
5.50%, 04/15/2033		111		115
5.50%, 06/15/2033		1		1
5.50%, 12/15/2033		4		4
5.50%, 07/15/2034		2		2
5.50%, 09/15/2034		1		1
6.50%, 03/15/2028		2		2
6.50%, 09/15/2028		2		2
6.50%, 10/15/2028(8)		0		0

	$		$
6.50%, 01/15/2032		19		19
6.50%, 07/15/2032		1		1
6.50%, 02/15/2033		5		5
6.50%, 04/15/2033		4		4
6.50%, 12/15/2035		18		18
7.00%, 09/15/2031		20		21
7.00%, 02/15/2033		4		4
7.00%, 06/15/2033		7		7
7.00%, 06/15/2035		42		44
7.00%, 04/15/2037		5		5
7.50%, 07/15/2027(8)		0		0
7.50%, 09/15/2028		1		1
7.50%, 10/15/2037		12		12
Ginnie Mae II Pool
2.00%, 10/20/2050		4,840		3,849
2.00%, 10/20/2050		17,328		14,179
2.00%, 01/20/2051		12,648		10,349
2.00%, 03/20/2051		3,863		3,162
2.00%, 07/20/2051		4,572		3,741
2.00%, 08/20/2051		2,974		2,433
2.00%, 10/20/2051		11,795		9,652
2.00%, 11/20/2051		10,888		8,909
2.00%, 12/20/2051		5,345		4,373
2.00%, 01/20/2052		12,413		10,157
2.00%, 04/20/2052		6,004		4,913
2.50%, 12/20/2046		836		726
2.50%, 06/20/2050		1,548		1,326
2.50%, 09/20/2050		48		41
2.50%, 09/20/2050		2,715		2,308
2.50%, 09/20/2050		4,346		3,752
2.50%, 10/20/2050		218		187
2.50%, 11/20/2050		166		142
2.50%, 12/20/2050		3,068		2,621
2.50%, 01/20/2051		2,110		1,801
2.50%, 02/20/2051		11,817		10,084
2.50%, 03/20/2051		10,903		9,172
2.50%, 03/20/2051		13,658		11,655
2.50%, 04/20/2051		11,180		9,545
2.50%, 05/20/2051		8,385		7,156
2.50%, 06/20/2051		12,207		10,351
2.50%, 08/20/2051		52,153		44,505
2.50%, 09/20/2051		6,309		5,323
2.50%, 09/20/2051		13,125		11,200
2.50%, 10/20/2051		6,196		5,287
2.50%, 11/20/2051		15,015		12,813
2.50%, 12/20/2051		9,761		8,330
2.50%, 03/20/2052		10,029		8,593
2.50%, 02/20/2053		2,883		2,480
2.50%, 08/20/2053		10,396		8,880
2.93%, 10/20/2070(4)		6,295		5,790
2.99%, 12/20/2070(4)		3,241		2,905
3.00%, 06/20/2042		115		104
3.00%, 08/20/2042		1,484		1,349
3.00%, 11/20/2042		839		761
3.00%, 12/20/2042		430		390
3.00%, 01/20/2043		426		386
3.00%, 04/20/2043		1,048		949
3.00%, 09/20/2043		327		295
3.00%, 10/20/2043		52		47
3.00%, 01/20/2044		291		263
3.00%, 07/20/2044		111		100
3.00%, 12/20/2044		178		160
3.00%, 04/20/2045		1,583		1,425
3.00%, 05/20/2045		282		254
3.00%, 07/20/2045		681		612
3.00%, 10/20/2045		773		696
3.00%, 11/20/2045		189		170
3.00%, 02/20/2046		273		245
3.00%, 04/20/2046		1,599		1,437
3.00%, 05/20/2046		69		62
3.00%, 07/20/2046		1,321		1,187
3.00%, 08/20/2046		9,950		8,940
3.00%, 09/20/2046		455		408
3.00%, 01/20/2047		1,073		963
3.00%, 02/20/2047		1,606		1,441
3.00%, 03/20/2047		171		154
3.00%, 10/20/2047		126		113
3.00%, 04/20/2049		415		371
3.00%, 07/20/2049		1,697		1,516
3.00%, 10/20/2049		4,320		3,848
3.00%, 11/20/2049		4,533		4,035
3.00%, 12/20/2049		5,628		5,007

	$		$
3.00%, 01/20/2050		5,862		5,218
3.00%, 02/20/2050		98		87
3.00%, 09/20/2050		285		253
3.00%, 09/20/2050		2,197		1,946
3.00%, 09/20/2050		6,425		5,692
3.00%, 05/20/2051		5,545		4,914
3.00%, 07/20/2051		25,251		22,378
3.00%, 08/20/2051		18,073		16,017
3.00%, 09/20/2051		2,827		2,506
3.00%, 10/20/2051		6,076		5,384
3.00%, 11/20/2051		384		341
3.00%, 12/20/2051		1,794		1,590
3.00%, 12/20/2051		4,911		4,469
3.03%, 06/20/2070(4)		4,325		3,903
3.06%, 09/20/2070(4)		3,935		3,551
3.10%, 12/20/2071(4)		9,396		8,414
3.40%, 04/20/2072(4)		2,622		2,370
3.50%, 05/20/2042		11,803		11,053
3.50%, 06/20/2042		7,673		7,176
3.50%, 10/20/2042		1,636		1,526
3.50%, 11/20/2042		566		528
3.50%, 05/20/2043		395		368
3.50%, 03/20/2045		402		374
3.50%, 04/20/2045		3,063		2,847
3.50%, 10/20/2045		2,585		2,398
3.50%, 01/20/2046		1,572		1,458
3.50%, 02/20/2046		4,203		3,897
3.50%, 03/20/2046		1,337		1,244
3.50%, 04/20/2046		9,888		9,160
3.50%, 05/20/2046		3,111		2,882
3.50%, 06/20/2046		1,290		1,188
3.50%, 07/20/2046		2,808		2,608
3.50%, 08/20/2046		420		389
3.50%, 09/20/2046		2,104		1,947
3.50%, 11/20/2046		499		462
3.50%, 12/20/2046		2,242		2,072
3.50%, 01/20/2047		14		13
3.50%, 02/20/2047		2,469		2,285
3.50%, 03/20/2047		148		137
3.50%, 04/20/2047		152		140
3.50%, 05/20/2047		3,214		2,973
3.50%, 07/20/2047		1,757		1,625
3.50%, 08/20/2047		93		86
3.50%, 09/20/2047		2,985		2,750
3.50%, 11/20/2047		4,063		3,756
3.50%, 12/20/2047		754		697
3.50%, 04/20/2048		2,810		2,594
3.50%, 06/20/2049		13,483		12,382
3.50%, 11/20/2049		2,581		2,298
3.50%, 08/20/2050		6,085		5,571
3.50%, 01/20/2051		7,207		6,506
3.50%, 02/20/2051		1,682		1,543
3.50%, 06/20/2051		1,480		1,362
3.50%, 02/20/2052		1,832		1,684
3.50%, 02/20/2052		2,894		2,658
3.50%, 02/20/2052		4,733		4,275
3.50%, 02/20/2052		11,799		10,832
3.50%, 07/20/2052		11,003		10,089
4.00%, 10/20/2040		669		642
4.00%, 06/20/2042		948		910
4.00%, 10/20/2042		2,154		2,068
4.00%, 12/20/2042		1,115		1,071
4.00%, 02/20/2043		469		450
4.00%, 10/20/2043		1,239		1,187
4.00%, 11/20/2044		6,087		5,821
4.00%, 12/20/2044		4,351		4,161
4.00%, 03/20/2045		140		134
4.00%, 05/20/2045		1,639		1,567
4.00%, 07/20/2045		581		556
4.00%, 08/20/2045		3,592		3,438
4.00%, 11/20/2045		1,180		1,127
4.00%, 01/20/2046		278		265
4.00%, 03/20/2046		300		287
4.00%, 04/20/2046		782		746
4.00%, 05/20/2046		1,335		1,274
4.00%, 06/20/2046		627		599
4.00%, 11/20/2046		561		535
4.00%, 02/20/2047		817		775
4.00%, 03/20/2047		1,636		1,551
4.00%, 05/20/2047		129		122
4.00%, 05/20/2047		137		129
4.00%, 06/20/2047		1,052		998

	$		$
4.00%, 07/20/2047		2,815		2,668
4.00%, 09/20/2047		812		769
4.00%, 12/20/2047		1,078		1,018
4.00%, 01/20/2048		1,001		945
4.00%, 02/20/2048		111		105
4.00%, 06/20/2048		1,778		1,678
4.00%, 01/20/2050		2,078		1,958
4.00%, 12/20/2051		4,108		3,796
4.00%, 12/20/2051		9,993		9,234
4.00%, 04/20/2052		3,604		3,380
4.00%, 06/20/2052		8,891		8,335
4.00%, 08/20/2052		24,273		22,775
4.00%, 11/20/2052		2,721		2,550
4.25%, 12/20/2047		832		791
4.50%, 06/20/2040		234		230
4.50%, 01/20/2041		208		204
4.50%, 03/20/2041		183		180
4.50%, 05/20/2041		91		90
4.50%, 06/20/2041		657		643
4.50%, 09/20/2041		223		220
4.50%, 09/20/2043		497		488
4.50%, 10/20/2043		968		948
4.50%, 12/20/2043		532		521
4.50%, 10/20/2045		5,571		5,457
4.50%, 01/20/2046		780		762
4.50%, 07/20/2046		368		361
4.50%, 09/20/2046		696		670
4.50%, 11/20/2046		1,092		1,070
4.50%, 03/20/2047		188		183
4.50%, 07/20/2047		1,765		1,720
4.50%, 08/20/2047		469		457
4.50%, 09/20/2047		2,424		2,368
4.50%, 01/20/2048		340		331
4.50%, 02/20/2048		1,501		1,462
4.50%, 03/20/2048		172		167
4.50%, 04/20/2048		143		139
4.50%, 04/20/2048		649		625
4.50%, 04/20/2048		933		905
4.50%, 04/20/2048		1,187		1,147
4.50%, 05/20/2048		680		653
4.50%, 05/20/2048		1,733		1,662
4.50%, 05/20/2048		2,115		2,043
4.50%, 09/20/2048		350		340
4.50%, 11/20/2049		4,547		4,370
4.50%, 10/20/2052		22,560		21,664
4.50%, 01/20/2053		10,936		10,540
4.50%, 05/20/2053		2,310		2,223
5.00%, 10/20/2037		132		133
5.00%, 07/20/2040		61		62
5.00%, 06/20/2044		270		274
5.00%, 07/20/2044		229		231
5.00%, 08/20/2045		302		305
5.00%, 09/20/2046		691		700
5.00%, 10/20/2047		93		94
5.00%, 11/20/2047		459		459
5.00%, 06/20/2048		698		695
5.00%, 07/20/2048		220		221
5.00%, 07/20/2048		1,092		1,076
5.00%, 02/20/2049		2,296		2,285
5.00%, 07/20/2049		268		272
5.00%, 08/20/2049		4,758		4,798
5.00%, 09/20/2049		2,342		2,309
5.00%, 05/20/2052		3,071		2,996
5.00%, 10/20/2052		1,043		1,027
5.00%, 11/20/2052		1,970		1,941
5.00%, 12/20/2052		1,549		1,530
5.00%, 03/20/2053		11,747		11,571
5.00%, 04/20/2053		2,500		2,468
5.50%, 09/20/2039		38		39
5.50%, 07/20/2053		1,460		1,487
5.50%, 04/20/2054		8,529		8,584
5.70% (1 Year CMT Index + 1.48%, 1.48% Floor, 6.60% Cap), 11/20/2071(2)		3,307		3,397
5.82% (1 Year CMT Index + 1.58%, 1.58% Floor, 6.72% Cap), 11/20/2071(2)		4,504		4,642
5.88% (1 Year CMT Index + 1.64%, 1.64% Floor, 8.70% Cap), 05/20/2072(2)		10,349		10,739
5.90% (1 Year CMT Index + 1.64%, 1.65% Floor, 6.77% Cap), 11/20/2071(2)		4,154		4,295
5.90% (1 Year CMT Index + 1.66%, 1.66% Floor, 8.24% Cap), 04/20/2072(2)		13,609		14,116
5.94% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072(2)		10,810		11,234
5.94% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.41% Cap), 04/20/2072(2)		10,032		10,414
5.98% (1 Year CMT Index + 1.74%, 1.74% Floor, 6.84% Cap), 10/20/2071(2)		10,914		11,321
5.99% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.91% Cap), 11/20/2071(2)		12,124		12,584
5.99% (1 Year CMT Index + 1.74%, 1.74% Floor, 8.38% Cap), 04/20/2072(2)		9,356		9,713
5.99% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071(2)		11,279		11,684

	$		$
6.00%, 03/20/2028		1		1
6.00%, 11/20/2033		2		2
6.00%, 09/20/2038		154		164
6.00%, 11/20/2038		1		1
6.00%, 08/20/2039		64		67
6.00%, 01/20/2053		2,036		2,068
6.00%, 08/20/2053		9,618		9,867
6.00%, 10/20/2053		12,167		12,456
6.00%, 07/20/2064		6,211		6,275
6.00% (1 Year CMT Index + 1.77%, 1.77% Floor, 6.91% Cap), 11/20/2071(2)		10,478		10,889
6.01% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071(2)		10,299		10,708
6.02% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.83% Cap), 08/20/2071(2)		10,019		10,387
6.04% (1 Year CMT Index + 1.79%, 1.79% Floor, 6.86% Cap), 09/20/2071(2)		10,137		10,540
6.05% (1 Year CMT Index + 1.84%, 1.84% Floor, 6.91% Cap), 08/20/2071(2)		9,854		10,259
6.07% (1 Year CMT Index + 1.81%, 1.81% Floor, 8.49% Cap), 04/20/2072(2)		3,502		3,652
6.07% (1 Year CMT Index + 1.83%, 1.82% Floor, 9.67% Cap), 07/20/2072(2)		10,493		11,000
6.23% (1 Year CMT Index + 1.98%, 1.97% Floor, 8.17% Cap), 03/20/2072(2)		9,567		10,014
6.50%, 07/20/2029		17		18
7.00%, 08/20/2038		6		6
7.00%, 07/20/2054		26,572		27,437
7.50%, 02/20/2028(8)		0		0
7.50%, 09/20/2028		1		1
8.00%, 12/20/2025(8)		0		0
8.00%, 06/20/2026(8)		0		0
8.00%, 08/20/2026(8)		0		0
8.00%, 09/20/2026(8)		0		0
8.00%, 11/20/2026(8)		0		0
8.00%, 10/20/2027(8)		0		0
8.00%, 11/20/2027(8)		0		0
8.00%, 12/20/2027(8)		0		0
8.00%, 09/20/2028(8)		0		0
GMACM Mortgage Loan Trust 2005-AR3
4.63%, 06/19/2035, Series 2005-AR3, Class 3A4(4)		18		18
GS Mortgage Securities Trust
4.26%, 07/10/2051, Series 2018-GS10, Class A3(4)		28,521		27,860
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3		11,387		11,170
GS Mortgage-Backed Securities Trust 2024-RPL2
3.75%, 07/25/2061, Series 2024-RPL2, Class A1(1)(4)		2,044		1,971
GS Mortgage-Backed Securities Trust 2024-RPL4
3.90%, 09/25/2061, Series 2024-RPL4, Class A1(1)(3)		3,499		3,379
GS Mortgage-Backed Securities Trust 2025-SL1
5.85%, 11/25/2067, Series 2025-SL1, Class A1(1)(4)(12)		17,700		17,700
GSMPS Mortgage Loan Trust 2004-4
4.83% (1 Month Term SOFR + 0.51%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(2)		28		25
GSMPS Mortgage Loan Trust 2005-RP2
4.78% (1 Month Term SOFR + 0.46%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(2)		49		46
GSMPS Mortgage Loan Trust 2005-RP3
0.00%, 09/25/2035, Series 2005-RP3, Class 1AS(1)(4)		258		2
4.78% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(2)		349		299
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3		4		4
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3		9		9
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4		19		19
6.50%, 05/25/2034, Series 2004-6F, Class 3A4		16		17
GSR Mortgage Loan Trust 2005-5F
4.93% (1 Month Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(2)		8		7
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9		41		40
GSR Mortgage Loan Trust 2005-AR6
4.64%, 09/25/2035, Series 2005-AR6, Class 3A1(4)		2		2
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3		7		20
6.00%, 02/25/2036, Series 2006-1F, Class 2A4		164		70
HPA 2022-SFR1
3.95%, 04/15/2026(4)		1,791		1,771
Impac CMB Trust Series 2004-4
5.30%, 09/25/2034, Series 2004-4, Class 2A2(3)		4		5
Impac CMB Trust Series 2004-7
5.17% (1 Month Term SOFR + 0.85%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(2)		147		146
Impac CMB Trust Series 2005-4
5.03% (1 Month Term SOFR + 0.41%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(2)		40		39
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1		30		23
Impac Secured Assets Trust 2006-1
5.13% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(2)		45		41

	$		$
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)		5,445		5,387
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.00%, 08/12/2037, Series 2005-CB11, Class X1(1)(4)(8)		8		0
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(4)(8)		124		0
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
5.93% (1 Month Term SOFR + 1.61%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(2)		3,553		3,402
JP Morgan Mortgage Trust 2004-A3
7.63%, 07/25/2034, Series 2004-A3, Class 4A1(4)		1		1
JP Morgan Mortgage Trust 2004-A4
7.80%, 09/25/2034, Series 2004-A4, Class 1A1(4)		5		5
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7		2		2
JP Morgan Mortgage Trust 2005-A1
5.68%, 02/25/2035, Series 2005-A1, Class 3A4(4)		15		14
JP Morgan Mortgage Trust 2006-A2
7.12%, 11/25/2033, Series 2006-A2, Class 5A3(4)		36		35
7.29%, 08/25/2034, Series 2006-A2, Class 4A1(4)		119		121
JP Morgan Mortgage Trust 2006-A3
5.21%, 08/25/2034, Series 2006-A3, Class 6A1(4)		11		11
JP Morgan Mortgage Trust 2006-A7
4.56%, 01/25/2037, Series 2006-A7, Class 2A4R(4)		36		28
JP Morgan Mortgage Trust 2007-A1
6.38%, 07/25/2035, Series 2007-A1, Class 5A1(4)		11		12
6.38%, 07/25/2035, Series 2007-A1, Class 5A2(4)		175		177
JP Morgan Mortgage Trust 2007-A2
5.75%, 04/25/2037, Series 2007-A2, Class 2A3(4)		85		64
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4		2,277		2,230
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4		20,000		19,230
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(1)		1,027		958
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(1)		15,067		14,597
Legacy Mortgage Asset Trust 2019-PR1
7.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(3)		5,897		5,896
Legacy Mortgage Asset Trust 2021-GS1
5.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(3)		4,187		4,186
Legacy Mortgage Asset Trust 2021-GS2
4.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(3)		4,376		4,371
Legacy Mortgage Asset Trust 2021-GS4
4.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(3)		1,716		1,713
Lehman Mortgage Trust 2006-2
5.75%, 04/25/2036, Series 2006-2, Class 1A1(4)		34		22
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8		4		4
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6		214		58
MASTR Adjustable Rate Mortgages Trust 2004-13
6.87%, 04/21/2034, Series 2004-13, Class 2A1(4)		36		35
MASTR Adjustable Rate Mortgages Trust 2004-15
7.24%, 12/25/2034, Series 2004-15, Class 3A1(4)		6		6
MASTR Adjustable Rate Mortgages Trust 2004-3
4.80%, 04/25/2034, Series 2004-3, Class 4A2(4)		16		15
MASTR Alternative Loan Trust 2003-9
6.00%, 01/25/2034, Series 2003-9, Class 8A1		7		7
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1		89		90
6.25%, 04/25/2034, Series 2004-3, Class 2A1		13		13
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO		13		10
6.00%, 07/25/2034, Series 2004-6, Class 7A1		9		8
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO		8		6
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1		7		6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO		1		1
5.00%, 12/25/2033, Series 2003-12, Class 6A1		6		6
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO		1		1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6		16		15
MASTR Reperforming Loan Trust 2005-2
4.78% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(2)		572		281
MASTR Reperforming Loan Trust 2006-2
4.21%, 05/25/2036, Series 2006-2, Class 1A1(1)(4)		59		48
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(1)		7		6

	$		$
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
5.57%, 06/25/2037, Series 2007-3, Class 1A3(4)		1		1
Merrill Lynch Mortgage Investors Trust Series 2003-A5
6.85%, 08/25/2033, Series 2003-A5, Class 2A6(4)		8		8
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
5.05% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(2)		16		16
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
5.07% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(2)		11		11
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
5.57%, 12/25/2034, Series 2004-1, Class 2A1(4)		20		19
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
4.89% (1 Month Term SOFR + 0.57%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(2)		7		6
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
5.30% (6 Month Term SOFR + 1.03%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(2)		12		12
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
5.58%, 08/25/2034, Series 2004-A4, Class A2(4)		20		19
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
5.54%, 02/25/2035, Series 2005-A2, Class A1(4)		44		39
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(1)(4)		6,794		6,143
MHC Commercial Mortgage Trust 2021-MHC
5.78% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		9,040		9,017
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(1)(4)		1,008		958
MNR ABS ISSUER I LLC
8.95%, 12/15/2038, Series 2023-1 NT, Class A2		4,374		4,452
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3		12,624		12,588
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3		2,317		2,311
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		7,336		7,098
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72%, 12/15/2049, Series 2016-C32, Class A4		8,436		8,262
Morgan Stanley Capital I Trust 2015-UBS8
3.81%, 12/15/2048, Series 2015-UBS8, Class A4		6,675		6,618
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3		19,530		19,015
Morgan Stanley Capital I Trust 2016-UBS12
3.60%, 12/15/2049, Series 2016-UB12, Class A4		80		78
Morgan Stanley Capital I Trust 2020-L4
2.70%, 02/15/2053, Series 2020-L4, Class A3		15,419		14,083
Morgan Stanley Mortgage Loan Trust 2004-3
5.63%, 04/25/2034, Series 2004-3, Class 4A(4)		59		57
Morgan Stanley Residential Mortgage Loan Trust 2024-RPL1
4.00%, 06/25/2064, Series 2024-RPL1, Class A1(3)		3,337		3,239
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)		6,108		4,483
2.72%, 12/15/2036, Series 2019-PARK, Class A(1)		9,990		8,841
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
4.91% (1 Month Term SOFR + 0.59%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(2)		33		32
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
4.87% (1 Month Term SOFR + 0.55%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(2)		8		8
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(1)(4)		25		23
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(1)(4)		1,035		1,003
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(1)(4)		1,726		1,660
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(1)(4)		1,038		993
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A(1)(4)		4,044		3,815
New Residential Mortgage Loan Trust 2024-RTL2
5.44%, 09/25/2039, Series 2024-RTL2, Class A1(1)(3)		7,200		7,181
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1(1)(4)		1,400		1,267
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1		2		2
6.00%, 05/25/2033, Series 2003-A1, Class A2		4		4
7.00%, 04/25/2033, Series 2003-A1, Class A5		8		8
NY Commercial Mortgage Trust 2025-299P
5.29%, 02/10/2047, Series 2025-299P, Class A(1)(4)		3,029		3,106
NYMT Loan Trust 2024-CP1
3.75%, 02/25/2068, Series 2024-CP1, Class A1(1)(4)		3,945		3,644
OBX 2022-NQM2 Trust
2.98%, 01/25/2062, Series 2022-NQM2, Class A1(1)(4)		7,111		6,644

	$		$
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1(1)(3)		7,916		7,829
OBX 2024-HYB1 Trust
3.65%, 03/25/2053, Series 2024-HYB1, Class A1(1)(4)		7,490		7,338
PRET 2024-NPL8 LLC
5.96%, 11/25/2054, Series 2024-NPL8, Class A1(1)(3)		2,618		2,618
PRET 2024-RPL2 Trust
4.08%, 06/25/2064, Series 2024-RPL2, Class A1(1)(4)		5,999		5,665
PRET 2025-RPL1 Trust
4.00%, 07/25/2069, Series 2025-RPL1, Class A1(1)(3)		3,574		3,429
PRET 2025-RPL2 Trust
4.00%, 08/25/2064, Series 2025-RPL2, Class A1(1)(3)		7,925		7,575
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1		16		16
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1(1)(3)		5,139		5,048
PRPM 2024-1 LLC
6.96%, 02/25/2029, Series 2024-1, Class A1(1)(3)		4,151		4,160
PRPM 2024-3
6.99%, 05/25/2029, Series 2024-3, Class A1(1)(3)		1,403		1,406
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1(1)(3)		3,869		3,760
PRPM 2024-RPL1 LLC
4.20%, 12/25/2064, Series 2024-RPL1, Class A1(1)(3)		2,131		2,083
PRPM 2024-RPL4 LLC
4.00%, 12/25/2054, Series 2024-RPL4, Class A1(1)(3)		8,655		8,358
RALI Series 2003-QS9 Trust
3.12% (1 Month Term SOFR + 7.44%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(2)(5)(8)		0		0
RALI Series 2005-QA6 Trust
7.07%, 05/25/2035, Series 2005-QA6, Class A32(4)		70		38
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1		7		6
RCKT Mortgage Trust 2024-CES5
5.85%, 08/25/2044, Series 2024-CES5, Class A1A(1)(3)		1,778		1,784
RCKT Mortgage Trust 2024-CES7
5.16%, 10/25/2044, Series 2024-CES7, Class A1A(1)(3)		5,125		5,098
RCKT Mortgage Trust 2024-CES9
5.58%, 12/25/2044, Series 2024-CES9, Class A1A(1)(3)		4,938		4,954
RCO X Mortgage LLC 2025-1
5.88%, 01/25/2030, Series 2025-1, Class A1(1)(3)		4,038		4,043
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A(1)(3)		5,113		5,100
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(1)		3		2
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6		974		961
Roc Mortgage Trust 2025-RTL1
5.63%, 02/25/2040, Series 2025-RTL1, Class A1(1)(3)		6,000		6,039
ROCK Trust 2024-CNTR
5.39%, 11/13/2041, Series 2024-CNTR, Class A(1)		3,500		3,527
RT FIN 2023 LLC
7.85%, 10/15/2043(1)		5,255		5,326
Seasoned Credit Risk Transfer Trust Series 2025-1
3.25%, 11/25/2064, Series 2025-1, Class MTU		11,953		10,219
Sequoia Mortgage Trust 2004-10
5.05% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(2)		14		13
Sequoia Mortgage Trust 2004-11
5.03% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(2)		19		17
Sequoia Mortgage Trust 2004-12
5.00% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(2)		32		31
Sequoia Mortgage Trust 2004-8
5.13% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(2)		278		242
5.46% (6 Month Term SOFR + 1.17%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(2)		36		33
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)		9,955		8,551
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1(1)(4)		12,167		10,785
Structured Asset Mortgage Investments II Trust 2004-AR5
5.09% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(2)		32		30
Structured Asset Mortgage Investments II Trust 2005-AR5
4.93% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(2)		125		122
Structured Asset Mortgage Investments Trust 2003-CL1
4.83% (1 Month Term SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(2)		57		54
Structured Asset Securities Corp.
4.78% (1 Month Term SOFR + 0.46%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(2)		36		32
4.79%, 02/25/2034, Series 2004-4XS, Class 1A5(3)		86		83

	$		$
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
5.77%, 11/25/2033, Series 2003-34A, Class 3A3(4)		6		6
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
6.09%, 12/25/2033, Series 2003-37A, Class 2A(4)		38		37
7.06%, 12/25/2033, Series 2003-37A, Class 8A2(4)		437		438
Thornburg Mortgage Securities Trust 2003-4
5.07% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(2)		155		153
Thornburg Mortgage Securities Trust 2003-5
5.63%, 10/25/2043, Series 2003-5, Class 3A(4)		617		593
Thornburg Mortgage Securities Trust 2004-4
5.68%, 12/25/2044, Series 2004-4, Class 3A(4)		83		79
Thornburg Mortgage Securities Trust 2005-1
5.68%, 04/25/2045, Series 2005-1, Class A3(4)		194		189
Toorak Mortgage Trust 2025-RRTL1
5.52%, 02/25/2040, Series 2025-RRTL1, Class A1(1)(3)		8,700		8,713
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(1)(4)		1,215		1,186
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(1)(4)		807		795
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(4)		2,749		2,648
Towd Point Mortgage Trust 2019-HY3
5.43% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(2)		496		502
Towd Point Mortgage Trust 2020-2
1.64%, 04/25/2060, Series 2020-2, Class A1A(1)(4)		14,744		13,301
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(1)		1,821		1,646
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(1)(4)		12,641		10,910
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1(1)(4)		4,506		4,327
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)		6,308		6,083
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1(1)(4)		13,451		12,627
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1(1)(4)		12,502		11,776
Towd Point Mortgage Trust 2023-1
3.75%, 01/25/2063, Series 2023-1, Class A1(1)		6,267		5,999
Towd Point Mortgage Trust 2024-1
4.78%, 03/25/2064, Series 2024-1, Class A1(1)(4)		4,141		4,181
Towd Point Mortgage Trust 2024-2
4.72%, 12/25/2064, Series 2024-2, Class A1A(1)(4)		14,938		15,036
Towd Point Mortgage Trust 2024-3
5.11%, 07/25/2065, Series 2024-3, Class A1A(1)(4)		8,632		8,710
Towd Point Mortgage Trust 2024-5
4.49%, 10/25/2064, Series 2024-5, Class A1A(1)(4)		14,451		14,519
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4		21,500		20,773
UBS Commercial Mortgage Trust 2018-C14
4.45%, 12/15/2051, Series 2018-C14, Class A4		2,000		1,957
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3		8,450		8,242
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z		13		13
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z		4		4
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z		17		17
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E		17		17
VM Master Issuer LLC
6.16%, 05/24/2025, Series 2022-1, Class A1(1)(3)		8,066		8,081
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(1)(4)(8)		235		0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
6.71%, 10/25/2033, Series 2003-AR11, Class A6(4)		73		69
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
6.57%, 08/25/2033, Series 2003-AR7, Class A7(4)		22		22
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
6.56%, 09/25/2033, Series 2003-AR9, Class 1A6(4)		133		132
6.79%, 09/25/2033, Series 2003-AR9, Class 2A(4)		10		10
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5		26		26
WaMu Mortgage Pass-Through Certificates Series 2003-S4
3.82% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(2)(5)		3		3
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P		1		1
5.25%, 10/25/2033, Series 2003-S9, Class A8		93		91

	$		$
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
5.34%, 01/25/2035, Series 2004-AR14, Class A1(4)		777		721
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
5.66%, 06/25/2034, Series 2004-AR3, Class A2(4)		36		33
5.66%, 06/25/2034, Series 2004-AR3, Class A1(4)		636		589
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A		228		232
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A		659		675
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4		14		14
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4		61		60
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5		5		5
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
4.35%, 09/25/2036, Series 2006-AR10, Class 2P(4)		4		4
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.85%, 08/25/2046, Series 2006-AR8, Class 1A2(4)		24		22
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP		3		2
5.50%, 03/25/2035, Series 2005-1, Class 1A1		31		31
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
0.57% (1 Month Term SOFR + 4.89%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(2)(5)		64		3
0.62% (1 Month Term SOFR + 4.94%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(2)(5)		288		13
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX		101		15
5.50%, 06/25/2035, Series 2005-4, Class CB7		94		85
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4		16		14
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2		8		8
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(8)		0		0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO		1		1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2		10		8
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4		729		725
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4		10,246		10,203
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4		7,273		7,205
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4		2,211		2,158
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3		20,000		19,623
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4		12,293		11,967
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%, 12/15/2050, Series 2017-C42, Class A4		4,943		4,758
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4		10,000		9,773
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4		8,850		8,753
Wells Fargo Commercial Mortgage Trust 2019-C50
3.73%, 05/15/2052, Series 2019-C50, Class A5		8,550		8,133
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3		19,500		16,997
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3		22,743		19,923
Wells Fargo Commercial Mortgage Trust 2021-C60
2.34%, 08/15/2054, Series 2021-C60, Class A4		1,574		1,356
Wells Fargo Commercial Mortgage Trust 2021-SAVE
5.68% (1 Month Term SOFR + 1.36%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(2)		1,733		1,733
Wells Fargo Commercial Mortgage Trust 2024-5C1
5.93%, 07/15/2057, Series 2024-5C1, Class A3		21,800		22,614
Wells Fargo Commercial Mortgage Trust 2024-5C2
5.92%, 11/15/2057, Series 2024-5C2, Class A3(4)		19,895		20,717
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7		4		4
WFRBS Commercial Mortgage Trust 2013-C11
3.81%, 03/15/2045, Series 2013-C11, Class D(1)(4)		300		252

Total Mortgage-Backed Obligations (Cost: $6,898,403)				6,563,328

Total Bonds & Notes (Cost: $20,606,082)				19,769,529

	$	$
	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	65	1,465

Total Financials		1,465

Total Preferred Stocks (Cost: $1,625)		1,465

SHORT-TERM INVESTMENTS – 4.21%
Money Market Funds – 4.17%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.27%(10)	836,158	836,158

Total Money Market Funds (Cost: $836,158)		836,158

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.04%
Citibank, New York, 3.83% due 04/01/2025	$7,250	7,250
JP Morgan, New York, 3.83% due 04/01/2025	60	60
Sumitomo Trust Bank, London, 3.83% due 04/01/2025	91	91

Total Time Deposits (Cost: $7,401)		7,401

Total Short-Term Investments (Cost: $843,559)		843,559

TOTAL INVESTMENTS IN SECURITIES – 102.76% (Cost: $21,451,266)		20,614,553

TBA SALE COMMITMENTS – (0.17)%
Mortgage-Backed Obligations – (0.17)%
Fannie Mae
3.00%, 04/01/2055(11)	(3,060)	(2,652)
3.00%, 05/01/2055(11)	(22,500)	(19,493)
4.00%, 05/01/2055(11)	(7,000)	(6,512)
4.50%, 05/01/2055(11)	(3,500)	(3,346)
6.00%, 05/01/2055(11)	(2,500)	(2,536)

Total Mortgage-Backed Obligations (Proceeds Received: $(34,762))		(34,539)

Total TBA Sale Commitments (Proceeds Received: $(34,762))		(34,539)

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.59)%		(518,394)

TOTAL NET ASSETS – 100.00%		$20,061,620

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,875,621, which represents 19.32% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2025.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2025.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2025.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(7)	Inflation protected security. The value of these securities totals $3,759, which represents 0.02% of total net assets.
(8)	A zero balance may reflect actual amounts rounding to less than one thousand.
(9)	Delayed delivery purchase commitment security. The value of these securities totals $370,392, which represents 1.85% of total net assets.
(10)	Represents annualized seven-day yield as of the close of the reporting period.
(11)	Delayed delivery sale commitment security. The value of these securities totals $(34,539), which represents (0.17)% of total net assets.
(12)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $27,700 which represents 0.14% of total net assets.
(13)	Security that is restricted at March 31, 2025. The value of these securities totals $5,918, which represents 0.03% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,727	U.S. 2 Year Note Future	Jun. 2025	$356,669	$357,786	$1,117
3,149	U.S. 5 Year Note Future	Jun. 2025	338,258	340,584	2,326
2,740	U.S. 10 Year Note Future	Jun. 2025	302,358	304,739	2,381
1,201	U.S. Long Bond Future	Jun. 2025	138,467	140,855	2,388
2,850	U.S. Ultra 10 Year Note Future	Jun. 2025	323,546	325,256	1,710
250	U.S. Ultra Bond Future	Jun. 2025	30,056	30,563	507

					$10,429

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.72%	1 Year SOFR	Received	Annual	12/16/2054	$15,750	$123	$212	$335
3.81	1 Year SOFR	Paid	Annual	12/16/2049	17,790	(129)	(154)	(283)

						$(6)	$58	$52

Bridge Builder Core Plus Bond Fund

Schedule of Investments

March 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	$		$
	Principal Amount (000s)		Value (000s)
BONDS & NOTES – 115.32%
Asset-Backed Obligations – 13.37%
1988 CLO 5 Ltd.
5.84% (3 Month Term SOFR + 1.54%, 1.54% Floor), 07/15/2037, Series 2024-5A, Class A1(1)(2)		$1,450		$1,452
522 Funding CLO 2019-5 Ltd.
5.63% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR(1)(2)		4,710		4,710
720 East CLO V Ltd.
6.14% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2037, Series 2024-2A, Class B(1)(2)		1,000		1,002
720 East CLO VI Ltd.
5.92% (3 Month Term SOFR + 1.36%, 1.36% Floor), 01/20/2038, Series 2024-3A, Class A1(1)(2)		7,440		7,444
720 East CLO VII Ltd.
0.00% (3 Month Term SOFR + 1.06%, 1.06% Floor), 04/20/2037, Series 2025-7A, Class A1(1)(2)(3)		2,820		2,809
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A(1)		5,948		5,468
AASET 2022-1 LLC
6.00%, 05/16/2047, Series 2022-1A, Class A(1)		1,241		1,243
AASET 2024-2 Ltd.
5.93%, 09/16/2049, Series 2024-2A, Class A(1)		16,302		16,451
AASET 2025-1
5.94%, 02/16/2050, Series 2025-1A, Class A(1)		7,200		7,262
AB BSL CLO 3 Ltd.
5.57% (3 Month Term SOFR + 1.25%, 1.25% Floor), 04/20/2038, Series 2021-3A, Class A1R(1)(2)		480		478
AB BSL CLO 4 Ltd.
6.29% (3 Month Term SOFR + 2.00%, 2.00% Floor), 04/20/2036, Series 2023-4A, Class A(1)(2)		860		860
ABFC 2005-WMC1 Trust
5.17% (1 Month Term SOFR + 0.85%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(2)		2,768		2,683
ABFC 2007-NC1 Trust
4.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)		7,018		6,571
Accredited Mortgage Loan Trust 2006-2
4.69% (1 Month Term SOFR + 0.37%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(2)		69		69
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
5.36% (1 Month Term SOFR + 1.04%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(2)		2,705		2,709
ACE Securities Corp. Home Equity Loan Trust Series 2005-AG1
5.12% (1 Month Term SOFR + 0.80%, 0.69% Floor), 08/25/2035, Series 2005-AG1, Class M2(2)		3,572		2,934
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
5.14% (1 Month Term SOFR + 0.82%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(2)		990		976
ACE Securities Corp. Mortgage Loan Trust Series 2007-D1
6.93%, 02/25/2038, Series 2007-D1, Class A4(1)(4)		108		91
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
5.56% (1 Month Term SOFR + 1.24%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1(2)		502		474
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028, Series 2023-B, Class A(1)		5,360		5,401
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class A(1)		4,793		4,825
5.61%, 02/15/2029, Series 2024-A, Class 1A(1)		9,415		9,476
6.89%, 02/15/2029, Series 2024-A, Class 1D(1)		535		540
Affirm Asset Securitization Trust 2024-X2
5.22%, 12/17/2029, Series 2024-X2, Class A(1)		1,347		1,347
6.08%, 12/17/2029, Series 2024-X2, Class D(1)		1,130		1,130
Affirm Master Trust
4.99%, 02/15/2033, Series 2025-1A, Class A(1)		16,562		16,648
5.13%, 02/15/2033, Series 2025-1A, Class B(1)		441		443
AGL CLO 13 Ltd.
5.71% (3 Month Term SOFR + 1.42%, 1.16% Floor), 10/20/2034, Series 2021-13A, Class A1(1)(2)		250		250
AGL CLO 24 Ltd.
6.95% (3 Month Term SOFR + 2.65%, 2.65% Floor), 07/25/2036, Series 2023-24A, Class B(1)(2)		500		502
AGL CLO 29 Ltd.
6.34% (3 Month Term SOFR + 2.05%, 2.05% Floor), 04/21/2037, Series 2024-29A, Class B(1)(2)		1,000		1,004
AGL CLO 32 Ltd.
5.67% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/21/2037, Series 2024-32A, Class A1(1)(2)		260		260
AGL CLO 37 Ltd.
5.54% (3 Month Term SOFR + 1.24%, 1.24% Floor), 04/22/2038, Series 2024-37A, Class A1(1)(2)		250		250
AGL Core CLO 15 Ltd.
5.70% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1(1)(2)		4,270		4,273
AGL Core CLO 2 Ltd.
6.04% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/20/2037, Series 2019-2A, Class BR(1)(2)		2,000		2,001
AGL Core CLO 31 Ltd.
6.19% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/20/2037, Series 2024-31A, Class C(1)(2)		1,000		1,006
Aimco CLO 14 Ltd.
7.45% (3 Month Term SOFR + 3.16%, 2.90% Floor), 04/20/2034, Series 2021-14A, Class D(1)(2)		1,940		1,933
AIMCO CLO 21 Ltd.
6.21% (3 Month Term SOFR + 1.92%, 1.92% Floor), 04/18/2037, Series 2024-21A, Class B(1)(2)		4,950		4,959
AIMCO CLO 22 Ltd.
10.79% (3 Month Term SOFR + 6.50%, 6.50% Floor), 04/19/2037, Series 2024-22A, Class E(1)(2)		500		507
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2(1)		17,968		17,214

	$		$
Allegro CLO X Ltd.
5.42% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/20/2032, Series 2019-1A, Class ARR(1)(2)		19,779		19,732
Ally Auto Receivables Trust 2024-2
4.14%, 07/16/2029, Series 2024-2, Class A3		9,500		9,453
4.46%, 07/15/2027, Series 2024-2, Class A2		12,028		12,021
ALTDE 2025-1 Trust
5.90%, 08/15/2050, Series 2025-1A, Class A(1)		10,934		11,053
Alternative Loan Trust 2006-OA11
4.81% (1 Month Term SOFR + 0.49%, 0.38% Floor), 09/25/2046, Series 2006-OA11, Class A4(2)		100		93
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D(1)		616		614
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D(1)		1,312		1,308
American Credit Acceptance Receivables Trust 2022-4
7.86%, 02/15/2029, Series 2022-4, Class C(1)		205		205
8.00%, 02/15/2029, Series 2022-4, Class D(1)		710		721
American Credit Acceptance Receivables Trust 2023-3
6.82%, 10/12/2029, Series 2023-3, Class D(1)		3,310		3,394
American Credit Acceptance Receivables Trust 2023-4
7.65%, 09/12/2030, Series 2023-4, Class D(1)		7,400		7,714
American Credit Acceptance Receivables Trust 2024-3
6.04%, 07/12/2030, Series 2024-3, Class D(1)		2,900		2,956
American Credit Acceptance Receivables Trust 2024-4
4.81%, 03/13/2028, Series 2024-4, Class A(1)		1,794		1,795
American Credit Acceptance Receivables Trust 2025-1
5.54%, 08/12/2031, Series 2025-1, Class D(1)		3,200		3,217
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)		6,400		6,384
5.89%, 04/17/2052, Series 2015-SFR1, Class F(1)		2,378		2,372
AmeriCredit Automobile Receivables Trust 2024-1
5.43%, 01/18/2029, Series 2024-1, Class A3		16,000		16,181
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R10
5.38% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/25/2036, Series 2005-R10, Class M5(2)		2,340		2,154
AMMC CLO 18 Ltd.
5.68% (3 Month Term SOFR + 1.36%), 05/26/2031, Series 2016-18A, Class AR(1)(2)		124		124
AMMC CLO 24 Ltd.
5.49% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/20/2035, Series 2021-24A, Class AR(1)(2)		35,185		35,176
AMMC CLO 28 Ltd.
5.84% (3 Month Term SOFR + 1.55%, 1.55% Floor), 07/20/2037, Series 2024-28A, Class A1A(1)(2)		24,000		24,017
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B(1)		20,305		19,743
Anchorage Capital CLO 15 Ltd.
5.75% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR(1)(2)		250		250
Anchorage Capital CLO 17 Ltd.
5.55% (3 Month Term SOFR + 1.23%, 1.23% Floor), 02/15/2038, Series 2021-17A, Class A1R(1)(2)		250		250
Anchorage Capital CLO 29 Ltd.
5.89% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2024-29A, Class A1(1)(2)		1,160		1,164
Anchorage Capital CLO 7 Ltd.
6.75% (3 Month Term SOFR + 2.45%, 2.45% Floor), 04/28/2037, Series 2015-7A, Class CR3(1)(2)		1,500		1,504
8.10% (3 Month Term SOFR + 3.80%, 3.80% Floor), 04/28/2037, Series 2015-7A, Class DR3(1)(2)		1,000		1,005
Anchorage Capital CLO 8 Ltd.
5.76% (3 Month Term SOFR + 1.46%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(2)		930		931
Apidos CLO Lii
5.39% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/20/2038, Series 2025-52A, Class A1(1)(2)		1,030		1,027
Apidos CLO XII
5.38% (3 Month Term SOFR + 1.08%, 1.08% Floor), 04/15/2031, Series 2013-12A, Class ARR(1)(2)		17,555		17,546
APIDOS CLO XLVIII Ltd.
6.00% (3 Month Term SOFR + 1.70%, 1.70% Floor), 07/25/2037, Series 2024-48A, Class B(1)(2)		3,750		3,755
6.35% (3 Month Term SOFR + 2.05%, 2.05% Floor), 07/25/2037, Series 2024-48A, Class C(1)(2)		500		500
10.05% (3 Month Term SOFR + 5.75%, 5.75% Floor), 07/25/2037, Series 2024-48A, Class E(1)(2)		500		495
Apidos CLO XX
5.67% (3 Month Term SOFR + 1.36%), 07/16/2031, Series 2015-20A, Class A1RA(1)(2)		1,691		1,691
Apidos CLO Xxv
5.47% (3 Month Term SOFR + 1.14%, 1.14% Floor), 01/20/2037, Series 2016-25A, Class A1R3(1)(2)		590		589
Apidos CLO XXXII
5.39% (3 Month Term SOFR + 1.10%, 1.10% Floor), 01/20/2033, Series 2019-32A, Class A1R(1)(2)		330		330
Apidos CLO XXXIII
5.71% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/24/2034, Series 2020-33A, Class AR(1)(2)		500		500
Apidos CLO XXXIV
5.70% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2020-34A, Class A1R(1)(2)		810		810
Apidos CLO XXXVI
6.15% (3 Month Term SOFR + 1.86%, 1.60% Floor), 07/20/2034, Series 2021-36A, Class B(1)(2)		270		270
Apidos CLO XXXVII
5.68% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/22/2034, Series 2021-37A, Class A(1)(2)		1,000		1,000
Applebee’s Funding LLC / IHOP Funding LLC
4.72%, 06/05/2049, Series 2019-1A, Class A2II(1)		10,875		10,671
7.82%, 03/05/2053, Series 2023-1A, Class A2(1)		10,610		10,908
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B(1)		1,550		1,358
Aqua Finance Trust 2024-A
4.81%, 04/18/2050, Series 2024-A, Class A(1)		10,909		10,825
Ares LIX CLO Ltd.
5.96% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500		4,490
Ares Loan Funding IV Ltd.
6.05% (3 Month Term SOFR + 1.75%, 1.75% Floor), 10/15/2036, Series 2023-ALF4A, Class A1(1)(2)		720		722

	$		$
Ares LXII CLO Ltd.
6.21% (3 Month Term SOFR + 1.91%, 1.91% Floor), 01/25/2034, Series 2021-62A, Class B(1)(2)		8,350		8,350
Ares LXVII CLO Ltd.
5.49% (3 Month Term SOFR + 1.19%, 1.19% Floor), 01/25/2038, Series 2022-67A, Class A1R(1)(2)		250		249
Argent Securities Trust 2006-M1
4.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 07/25/2036, Series 2006-M1, Class A2C(2)		1,252		334
Ascent Education Funding Trust 2024-A
6.14%, 10/25/2050, Series 2024-A, Class A(1)		418		429
Asimi Funding 2024-1 Plc
5.82% (Sterling Overnight Index Average + 1.35%), 09/16/2031, Series 1, Class B(2)(18)	GBP	221		285
6.42% (Sterling Overnight Index Average + 1.95%), 09/16/2031, Series 1, Class C(2)(18)		205		265
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
3.43% (1 Month Term SOFR + 0.56%, 0.45% Floor), 03/25/2036, Series 2006-HE3, Class M1(2)		$12,305		10,754
Asset-Backed European Securitisation Transaction Twenty-Three Sarl
3.99% (1 Month EURIBOR + 1.60%), 03/21/2034, Series 23, Class C(2)(18)	EUR	200		218
4.29% (1 Month EURIBOR + 1.90%), 03/21/2034, Series 23, Class D(2)(18)		100		109
4.79% (1 Month EURIBOR + 2.40%), 03/21/2034, Series 23, Class E(2)(18)		100		109
Atlantic Avenue 2024-3 Ltd.
5.58% (3 Month Term SOFR + 1.26%, 1.26% Floor), 01/20/2035, Series 2024-3A, Class A(1)(2)		$19,000		18,968
Atrium XV
6.56% (3 Month Term SOFR + 2.25%, 2.25% Floor), 07/16/2037, Series 15A, Class CR(1)(2)		450		451
Aurium CLO III DAC
3.43% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	889		959
Auto ABS Italian Stella Loans 2024-1 SRL
4.06% (1 Month EURIBOR + 1.70%), 12/29/2036, Series 1, Class C(2)(18)		159		173
4.66% (1 Month EURIBOR + 2.30%), 12/29/2036, Series 1, Class D(2)(18)		151		164
Auto1 Car Funding Sarl
3.87% (1 Month EURIBOR + 1.50%), 12/15/2033, Series 1, Class C(2)(18)		100		109
5.87% (1 Month EURIBOR + 3.50%), 12/15/2033, Series 1, Class D(2)(18)		100		111
Auxilior Term Funding 2023-1 LLC
6.18%, 12/15/2028, Series 2023-1A, Class A2(1)		$1,554		1,568
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(1)		9,740		9,562
2.35%, 02/20/2028, Series 2021-2A, Class C(1)		3,030		2,870
4.08%, 02/20/2028, Series 2021-2A, Class D(1)		13,395		12,681
5.13%, 10/20/2028, Series 2024-2A, Class A(1)		5,650		5,704
5.23%, 12/20/2030, Series 2024-3A, Class A(1)		4,340		4,408
5.25%, 04/20/2029, Series 2023-1A, Class A(1)		2,870		2,917
5.36%, 06/20/2030, Series 2024-1A, Class A(1)		11,268		11,500
5.44%, 02/22/2028, Series 2023-3A, Class A(1)		1,100		1,114
5.78%, 04/20/2028, Series 2023-5A, Class A(1)		2,310		2,358
6.12%, 04/20/2027, Series 2022-5A, Class A(1)		2,860		2,894
6.48%, 06/20/2030, Series 2024-1A, Class C(1)		480		488
7.24%, 06/20/2029, Series 2023-4A, Class C(1)		5,640		5,853
7.26%, 10/20/2027, Series 2023-2A, Class D(1)		1,880		1,881
7.32%, 02/20/2028, Series 2023-3A, Class D(1)		1,975		1,976
7.34%, 02/20/2030, Series 2023-8A, Class C(1)		2,250		2,354
7.35%, 04/20/2028, Series 2023-5A, Class D(1)		2,630		2,632
Bain Capital Credit CLO 2018-2
5.84% (3 Month Term SOFR + 1.55%, 1.55% Floor), 07/19/2031, Series 2018-2A, Class BR(1)(2)		250		250
Bain Capital Credit CLO 2021-3 Ltd.
5.35% (3 Month Term SOFR + 1.06%, 1.06% Floor), 07/24/2034, Series 2021-3A, Class AR(1)(2)		17,100		17,095
Bain Capital Credit CLO 2021-4 Ltd.
5.49% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/20/2034, Series 2021-4A, Class A1R(1)(2)		1,840		1,837
Bain Capital Credit CLO 2024-3 Ltd.
6.16% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/16/2037, Series 2024-3A, Class B(1)(2)		1,000		1,002
Bain Capital Euro CLO 2018-2 DAC
3.48% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2A, Class AR(1)(2)	EUR	16,648		17,938
Ballyrock CLO 15 Ltd.
5.63% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/15/2038, Series 2021-1A, Class A1R(1)(2)		$10,050		10,066
Barclays Mortgage Trust 2021-NPL1
2.00%, 11/25/2051, Series 2021-NPL1, Class A(1)(4)		828		824
Bayswater Park CLO Ltd.
6.02% (3 Month Term SOFR + 1.73%, 1.73% Floor), 01/20/2037, Series 2023-1A, Class A1(1)(2)		370		371
BBAM European CLO II DAC
3.81% (3 Month EURIBOR + 1.02%, 1.02% Floor), 10/15/2034, Series 2A, Class A(1)(2)	EUR	10,000		10,837
BBAM U.S. CLO I Ltd.
5.52% (3 Month Term SOFR + 1.20%, 1.20% Floor), 03/30/2038, Series 2022-1A, Class AR(1)(2)		$600		599
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(5)		3,594		249
Bear Stearns Asset Backed Securities I Trust 2004-HE6
5.29% (1 Month Term SOFR + 0.97%, 0.86% Floor), 08/25/2034, Series 2004-HE6, Class M1(2)		6,771		6,814
Bear Stearns Asset Backed Securities I Trust 2005-AQ1
5.56% (1 Month Term SOFR + 1.24%, 1.13% Floor), 03/25/2035, Series 2005-AQ1, Class M3(2)		95		95
Bear Stearns Asset Backed Securities I Trust 2005-HE1
5.90% (1 Month Term SOFR + 2.44%, 2.33% Floor), 01/25/2035, Series 2005-HE1, Class M5(2)		1,292		1,306
Benefit Street Partners CLO IV Ltd.
5.64% (3 Month Term SOFR + 1.35%, 1.35% Floor), 04/20/2034, Series 2014-IVA, Class AR4(1)(2)		24,000		23,993
6.19% (3 Month Term SOFR + 1.90%, 1.90% Floor), 04/20/2034, Series 2014-IVA, Class BR4(1)(2)		9,750		9,776
Benefit Street Partners CLO Ltd.
5.46% (3 Month Term SOFR + 1.18%, 1.18% Floor), 04/20/2038, Series 2015-6BR, Class A1R(1)(2)		3,240		3,231
Benefit Street Partners CLO V-B Ltd.
5.82% (3 Month Term SOFR + 1.53%, 1.53% Floor), 07/20/2037, Series 2018-5BA, Class A1R(1)(2)		3,120		3,128
6.44% (3 Month Term SOFR + 2.15%, 2.15% Floor), 07/20/2037, Series 2018-5BA, Class CR(1)(2)		500		500

	$		$
Benefit Street Partners CLO X Ltd.
5.76% (3 Month Term SOFR + 1.47%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)		12,795		12,807
6.10% (3 Month Term SOFR + 1.81%, 1.55% Floor), 04/20/2034, Series 2016-10A, Class A2AR(1)(2)		290		290
Benefit Street Partners CLO XII-B Ltd.
5.67% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/15/2037, Series 2017-12BRA, Class A(1)(2)		6,069		6,080
6.00% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/15/2037, Series 2017-12BRA, Class B(1)(2)		740		740
Benefit Street Partners CLO XX Ltd.
5.73% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)		6,155		6,152
Benefit Street Partners CLO XXI Ltd.
5.73% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/15/2034, Series 2020-21A, Class A1R(1)(2)		250		250
Benefit Street Partners CLO XXVI Ltd.
5.67% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/20/2037, Series 2022-26A, Class AR(1)(2)		500		500
Benefit Street Partners CLO XXVII Ltd.
5.66% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/20/2037, Series 2022-27A, Class AR(1)(2)		4,690		4,698
Benefit Street Partners CLO XXVIII Ltd.
5.99% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2037, Series 2022-28A, Class BR(1)(2)		9,830		9,825
Benefit Street Partners CLO XXXVII Ltd.
6.00% (3 Month Term SOFR + 1.65%, 1.65% Floor), 01/25/2038, Series 2024-37A, Class B(1)(2)		4,275		4,265
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B(1)		10,983		10,833
3.08%, 02/20/2035, Series 2022-A, Class C(1)		1,845		1,778
BHG Securitization Trust 2022-C
5.93%, 10/17/2035, Series 2022-C, Class B(1)		462		463
BHG Securitization Trust 2023-B
7.45%, 12/17/2036, Series 2023-B, Class B(1)		5,710		5,946
BHG Securitization Trust 2025-1CON
4.82%, 04/17/2036, Series 2025-1CON, Class A(1)		7,255		7,279
5.26%, 04/17/2036, Series 2025-1CON, Class B(1)		995		997
Birch Grove CLO 2 Ltd.
5.69% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/19/2037, Series 2021-2A, Class A1R(1)(2)		4,250		4,257
Birch Grove CLO 3 Ltd.
5.57% (3 Month Term SOFR + 1.26%, 1.26% Floor), 01/19/2038, Series 2021-3A, Class A1R(1)(2)		250		250
Birch Grove CLO 9 Ltd.
6.24% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/22/2037, Series 2024-9A, Class A1(1)(2)		29,940		29,991
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(1)(4)		378		377
BlueMountain CLO 2015-3 Ltd.
6.05% (3 Month Term SOFR + 1.76%), 04/20/2031, Series 2015-3A, Class A2R(1)(2)		2,515		2,515
BlueMountain CLO 2016-3 Ltd.
5.52% (3 Month Term SOFR + 1.20%, 1.20% Floor), 11/15/2030, Series 2016-3A, Class A1R2(1)(2)		400		400
BlueMountain CLO 2018-3 Ltd.
5.49% (3 Month Term SOFR + 1.19%, 1.19% Floor), 10/25/2030, Series 2018-3A, Class A1R(1)(2)		703		704
BlueMountain Fuji U.S. Clo II Ltd.
5.55% (3 Month Term SOFR + 1.26%), 10/20/2030, Series 2017-2A, Class A1AR(1)(2)		100		100
BMW Vehicle Lease Trust
4.18%, 10/25/2027, Series 2024-2, Class A3		14,300		14,259
4.29%, 01/25/2027, Series 2024-2, Class A2A		10,171		10,157
BRAVO Residential Funding Trust 2024-CES2
5.55%, 09/25/2054, Series 2024-CES2, Class A1A(1)(4)		619		620
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(1)		591		581
Brex Commercial Charge Card Master Trust
6.05%, 07/15/2027, Series 2024-1, Class A1(1)		1,145		1,157
Bridgecrest Lending Auto Securitization Trust 2023-1
7.84%, 08/15/2029, Series 2023-1, Class D		13,770		14,559
Bridgecrest Lending Auto Securitization Trust 2024-1
5.53%, 01/18/2028, Series 2024-1, Class A3		2,283		2,288
Bridgecrest Lending Auto Securitization Trust 2024-2
6.07%, 02/15/2030, Series 2024-2, Class C		5,100		5,201
6.30%, 02/15/2030, Series 2024-2, Class D		5,500		5,651
Bridgecrest Lending Auto Securitization Trust 2024-4
4.72%, 09/15/2028, Series 2024-4, Class A3		5,700		5,709
Brignole Co.
4.37% (1 Month EURIBOR + 2.00%), 02/24/2042, Series 2024, Class C(2)(18)	EUR	89		97
6.37% (1 Month EURIBOR + 4.00%), 02/24/2042, Series 2024, Class D(2)(18)		128		139
Bryant Park Funding 2023-19 Ltd.
5.49% (3 Month Term SOFR + 1.20%, 1.20% Floor), 04/15/2038, Series 2023-19A, Class A1R(1)(2)		$320		320
Buckhorn Park CLO Ltd.
5.36% (3 Month Term SOFR + 1.07%, 1.07% Floor), 07/18/2034, Series 2019-1A, Class ARR(1)(2)		2,090		2,086
Business Jet Securities 2024-1 LLC
6.20%, 05/15/2039, Series 2024-1A, Class A(1)		2,714		2,764
Business Jet Securities 2024-2 LLC
5.36%, 09/15/2039, Series 2024-2A, Class A(1)		10,972		10,898
Canyon CLO 2018-1 Ltd.
5.63% (3 Month Term SOFR + 1.33%, 1.07% Floor), 07/15/2031, Series 2018-1A, Class A(1)(2)		1,623		1,624
Canyon CLO 2020-1 Ltd.
5.38% (3 Month Term SOFR + 1.08%, 1.08% Floor), 07/15/2034, Series 2020-1A, Class AR2(1)(2)		4,800		4,778
Carbone CLO Ltd.
5.69% (3 Month Term SOFR + 1.40%), 01/20/2031, Series 2017-1A, Class A1(1)(2)		113		114
Cardiff Auto Receivables Securitisation 2024-1 Plc
6.36% (Sterling Overnight Index Average + 1.90%), 08/20/2031, Series 1, Class C(2)(18)	GBP	645		835
7.06% (Sterling Overnight Index Average + 2.60%), 08/20/2031, Series 1, Class D(2)(18)		489		634
Carlyle Global Market Strategies CLO 2014-1 Ltd.
5.53% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2(1)(2)		$389		389

	$		$
5.96% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/17/2031, Series 2014-1A, Class BR2(1)(2)		5,750		5,748
Carlyle Global Market Strategies CLO 2014-2R Ltd.
5.63% (3 Month Term SOFR + 1.31%), 05/15/2031, Series 2014-2RA, Class A1(1)(2)		666		667
Carlyle Global Market Strategies CLO 2014-3-R Ltd.
5.61% (3 Month Term SOFR + 1.31%), 07/27/2031, Series 2014-3RA, Class A1A(1)(2)		742		742
Carlyle Global Market Strategies CLO 2014-5 Ltd.
5.70% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR(1)(2)		4,714		4,715
6.01% (3 Month Term SOFR + 1.71%, 1.45% Floor), 07/15/2031, Series 2014-5A, Class A2RR(1)(2)		330		330
Carlyle Global Market Strategies CLO 2015-1 Ltd.
5.53% (3 Month Term SOFR + 1.24%, 0.98% Floor), 07/20/2031, Series 2015-1A, Class AR3(1)(2)		154		154
Carlyle U.S. CLO 2017-3 Ltd.
5.69% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/21/2037, Series 2017-3A, Class A1R2(1)(2)		2,570		2,576
Carlyle U.S. CLO 2017-4 Ltd.
5.74% (3 Month Term SOFR + 1.44%, 1.18% Floor), 01/15/2030, Series 2017-4A, Class A1(1)(2)		2,933		2,934
Carlyle U.S. CLO 2019-1 Ltd.
5.63% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2031, Series 2019-1A, Class A1AR(1)(2)		3,151		3,154
Carlyle U.S. CLO 2021-8 Ltd.
6.21% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/15/2034, Series 2021-8A, Class B(1)(2)		2,000		2,001
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D		2,010		1,968
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D		1,235		1,205
CarMax Auto Owner Trust 2023-1
4.75%, 10/15/2027, Series 2023-1, Class A3		8,466		8,487
CarMax Auto Owner Trust 2023-2
6.55%, 10/15/2029, Series 2023-2, Class D		1,155		1,192
CarMax Auto Owner Trust 2023-4
7.16%, 04/15/2030, Series 2023-4, Class D		1,960		2,055
CarMax Auto Owner Trust 2024-2
4.93% (30-day Average SOFR + 0.58%), 05/17/2027, Series 2024-2, Class A2B(2)		3,400		3,401
5.50%, 01/16/2029, Series 2024-2, Class A3		18,000		18,298
5.65%, 05/17/2027, Series 2024-2, Class A2A		19,773		19,837
5.69%, 11/15/2029, Series 2024-2, Class B		6,610		6,762
6.42%, 10/15/2030, Series 2024-2, Class D		225		232
CarMax Auto Owner Trust 2024-4
4.67%, 12/15/2027, Series 2024-4, Class A2A		7,500		7,505
4.73%, 09/15/2025, Series 2024-4, Class A1		24		24
CarMax Select Receivables Trust 2025-A
5.46%, 07/15/2031, Series 2025-A, Class C		6,570		6,604
5.86%, 07/15/2031, Series 2025-A, Class D		10,605		10,660
CarVal CLO IV Ltd.
6.30% (3 Month Term SOFR + 2.01%, 1.75% Floor), 07/20/2034, Series 2021-1A, Class B(1)(2)		1,500		1,499
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028, Series 2021-N4, Class D		1,311		1,271
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C		2,720		2,578
Carvana Auto Receivables Trust 2023-N1
6.69%, 07/10/2029, Series 2023-N1, Class D(1)		2,340		2,395
Carvana Auto Receivables Trust 2023-N4
7.22%, 02/11/2030, Series 2023-N4, Class D(1)		1,300		1,360
Carvana Auto Receivables Trust 2024-N1
6.30%, 05/10/2030, Series 2024-N1, Class D(1)		1,400		1,437
Carvana Auto Receivables Trust 2024-N2
6.44%, 09/10/2030, Series 2024-N2, Class D(1)		1,900		1,963
Carvana Auto Receivables Trust 2024-N3
4.53%, 01/10/2029, Series 2024-N3, Class A3(1)		12,158		12,153
4.84%, 12/10/2027, Series 2024-N3, Class A2(1)		3,051		3,051
5.38%, 12/10/2030, Series 2024-N3, Class D(1)		3,900		3,912
Carvana Auto Receivables Trust 2024-P3
4.61%, 11/10/2027, Series 2024-P3, Class A2		5,598		5,598
Carvana Auto Receivables Trust 2024-P4
5.10%, 05/12/2031, Series 2024-P4, Class C		900		894
Carvana Auto Receivables Trust 2025-P1
4.55%, 05/10/2030, Series 2025-P1, Class A3		20,000		19,978
4.74%, 04/10/2031, Series 2025-P1, Class A4		14,500		14,503
5.34%, 08/11/2031, Series 2025-P1, Class C		4,400		4,396
Cascade MH Asset Trust 2024-MH1
5.70%, 11/25/2056, Series 2024-MH1, Class A1(1)(5)		1,250		1,268
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(1)		917		890
Castlelake Aircraft Structured Trust 2019-1
3.97%, 04/15/2039, Series 2019-1A, Class A(1)		3,814		3,585
Cayuga Park CLO Ltd.
5.68% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/17/2034, Series 2020-1A, Class AR(1)(2)		1,275		1,276
Cedar Funding VII CLO Ltd.
5.37% (3 Month Term SOFR + 1.08%, 1.08% Floor), 01/20/2031, Series 2018-7A, Class AR(1)(2)		192		192
Centex Home Equity Loan Trust 2005-B
5.08% (1 Month Term SOFR + 0.76%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(2)		220		220
Centex Home Equity Loan Trust 2005-D
5.39% (1 Month Term SOFR + 1.07%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(2)		2,079		2,075
Centex Home Equity Loan Trust 2006-A
4.93% (1 Month Term SOFR + 0.61%, 0.50% Floor), 06/25/2036, Series 2006-A, Class M3(2)		9,500		8,956
Chase Auto Owner Trust 2023-A
5.68%, 01/25/2029, Series 2023-AA, Class A3(1)		3,025		3,066

	$		$
Chase Auto Owner Trust 2024-2
5.52%, 06/25/2029, Series 2024-2A, Class A3(1)		17,500		17,778
5.66%, 05/26/2027, Series 2024-2A, Class A2(1)		8,056		8,081
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029, Series 2024-5A, Class A3(1)		6,400		6,365
4.40%, 11/26/2027, Series 2024-5A, Class A2(1)		4,995		4,990
CHEC Loan Trust 2004-2
5.39% (1 Month Term SOFR + 1.07%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(2)		535		542
Chesapeake Funding II LLC
6.69%, 05/15/2035, Series 2023-1A, Class D(1)		665		675
CIFC Funding 2013-II Ltd.
5.55% (3 Month Term SOFR + 1.26%, 1.00% Floor), 10/18/2030, Series 2013-2A, Class A1L2(1)(2)		151		151
Cifc Funding 2014-IV-R Ltd.
5.30% (3 Month Term SOFR + 0.99%, 0.99% Floor), 01/17/2035, Series 2014-4RA, Class A1A2(1)(2)		20,210		20,144
CIFC Funding 2015-I Ltd.
5.66% (3 Month Term SOFR + 1.37%, 1.11% Floor), 01/22/2031, Series 2015-1A, Class ARR(1)(2)		267		268
6.00% (3 Month Term SOFR + 1.71%, 1.45% Floor), 01/22/2031, Series 2015-1A, Class BRR(1)(2)		500		499
CIFC Funding 2015-IV Ltd.
5.62% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)		10,470		10,465
6.00% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/20/2034, Series 2015-4A, Class A2R2(1)(2)		2,145		2,144
CIFC Funding 2017-I Ltd.
6.34% (3 Month Term SOFR + 2.05%, 2.05% Floor), 04/21/2037, Series 2017-1A, Class BRR(1)(2)		510		512
CIFC Funding 2018-I Ltd.
5.67% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/18/2038, Series 2018-1A, Class A1R(1)(2)		27,385		27,389
CIFC Funding 2019-I Ltd.
5.65% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/20/2037, Series 2019-1A, Class A1R2(1)(2)		2,455		2,458
5.99% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2037, Series 2019-1A, Class BR2(1)(2)		250		250
6.29% (3 Month Term SOFR + 2.00%, 2.00% Floor), 10/20/2037, Series 2019-1A, Class CR2(1)(2)		250		250
CIFC Funding 2019-II Ltd.
7.56% (3 Month Term SOFR + 3.26%, 3.26% Floor), 04/17/2034, Series 2019-2A, Class DR(1)(2)		640		639
CIFC Funding 2019-V Ltd.
5.70% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1(1)(2)		3,350		3,347
6.31% (3 Month Term SOFR + 2.01%, 1.75% Floor), 01/15/2035, Series 2019-5A, Class A2RS(1)(2)		5,000		5,003
CIFC Funding 2020-III Ltd.
5.68% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/20/2034, Series 2020-3A, Class A1R(1)(2)		360		360
CIFC Funding 2021-I Ltd.
6.05% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/25/2037, Series 2021-1A, Class BR(1)(2)		1,760		1,761
CIFC Funding 2021-III Ltd.
6.26% (3 Month Term SOFR + 1.96%, 1.70% Floor), 07/15/2036, Series 2021-3A, Class B(1)(2)		250		250
CIFC Funding 2021-VI Ltd.
5.70% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/15/2034, Series 2021-6A, Class A(1)(2)		330		330
CIFC Funding 2021-VII Ltd.
5.68% (3 Month Term SOFR + 1.39%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1(1)(2)		11,700		11,704
Cifc Funding 2023-III Ltd.
6.59% (3 Month Term SOFR + 2.30%, 2.30% Floor), 01/20/2037, Series 2023-3A, Class B(1)(2)		3,700		3,715
CIFC Funding 2024-III Ltd.
5.77% (3 Month Term SOFR + 1.48%, 1.48% Floor), 07/21/2037, Series 2024-3A, Class A1(1)(2)		320		321
6.14% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/21/2037, Series 2024-3A, Class B(1)(2)		3,000		3,006
7.44% (3 Month Term SOFR + 3.15%, 3.15% Floor), 07/21/2037, Series 2024-3A, Class D1(1)(2)		1,000		1,001
CIFC Funding 2025-II Ltd.
5.41% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/15/2038, Series 2025-2A, Class A(1)(2)		1,340		1,336
CIT Mortgage Loan Trust 2007-1
6.68% (1 Month Term SOFR + 2.36%, 2.25% Floor), 10/25/2037, Series 2007-1, Class 1M1(1)(2)		1,518		1,538
7.06% (1 Month Term SOFR + 2.74%, 2.63% Floor), 10/25/2037, Series 2007-1, Class 2M2(1)(2)		1,413		1,331
7.06% (1 Month Term SOFR + 2.74%, 2.63% Floor), 10/25/2037, Series 2007-1, Class 1M2(1)(2)		3,562		3,463
Citigroup Mortgage Loan Trust, Inc.
5.06% (1 Month Term SOFR + 0.74%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(2)		1,390		1,300
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(2)		7,900		7,633
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(2)		14,327		11,723
Citizens Auto Receivables Trust 2023-1
5.84%, 01/18/2028, Series 2023-1, Class A3(1)		6,976		7,030
Cloud Capital Holdco LP
5.78%, 11/22/2049, Series 2024-1A, Class A2(1)		17,440		17,596
Clover CLO 2021-2 LLC
5.72% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-2A, Class A(1)(2)		2,670		2,669
Clsec Holdings 22t LLC
3.46%, 05/11/2037, Series 2021-1, Class B(1)		3,919		3,575
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(1)		246		228
College Ave Student Loans 2023-A LLC
6.24% (30-day Average SOFR + 1.90%, 1.90% Floor), 05/25/2055, Series 2023-A, Class A1(1)(2)		1,588		1,622
College Ave Student Loans 2024-B LLC
5.69%, 08/25/2054, Series 2024-B, Class A1A(1)		14,782		15,110
6.08%, 08/25/2054, Series 2024-B, Class B(1)		4,420		4,510
College Ave Student Loans Trust 2024-A
6.09% (30-day Average SOFR + 1.75%, 1.75% Floor), 06/25/2054, Series 2024-A, Class A1B(1)(2)		2,877		2,932
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2(1)		1,043		1,018
5.63% (1 Month Term SOFR + 1.31%), 12/26/2047, Series 2018-A, Class A1(1)(2)		765		763
College Avenue Student Loans LLC
6.08% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)		1,289		1,301
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(1)		987		875

	$		$
Compass Datacenters Issuer II LLC
5.02%, 08/25/2049, Series 2024-2A, Class A1(1)		10,500		10,435
Compass Datacenters Issuer III LLC
5.66%, 02/25/2050, Series 2025-1A, Class A2(1)		7,400		7,508
5.85%, 02/25/2050, Series 2025-1A, Class A3(1)		3,100		3,136
Concord Music Royalties LLC
5.64%, 10/20/2074, Series 2024-1A, Class A(1)		965		959
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5		734		103
8.06%, 09/01/2029, Series 2000-1, Class A5(5)		13,024		1,893
8.31%, 05/01/2032, Series 2000-4, Class A6(5)		8,505		1,241
Conseco Financial Corp.
7.70%, 05/15/2027(5)		992		994
Consumer Loan Finance 2024-A
0.00%, 11/25/2054, Series 2024-A, Class R(1)(17)		1,595		668
5.15%, 11/25/2054, Series 2024-A, Class A1(1)		5,691		5,709
5.35%, 11/25/2054, Series 2024-A, Class A2(1)		6,440		6,485
5.45%, 11/25/2054, Series 2024-A, Class B(1)		1,578		1,589
5.75%, 11/25/2054, Series 2024-A, Class C(1)		795		801
6.60%, 11/25/2054, Series 2024-A, Class D(1)		1,044		1,051
8.75%, 11/25/2054, Series 2024-A, Class E(1)		600		603
Consumer Loan Finance 2024-B Issuer Trust
0.00%, 11/25/2054, Series 2024-BA, Class R(1)(17)		1,195		587
5.15%, 11/25/2054, Series 2024-BA, Class A1(1)		2,888		2,891
5.35%, 11/25/2054, Series 2024-BA, Class A2(1)		3,705		3,758
5.45%, 11/25/2054, Series 2024-BA, Class B(1)		1,024		1,036
5.75%, 11/25/2054, Series 2024-BA, Class C(1)		512		518
6.60%, 11/25/2054, Series 2024-BA, Class D(1)		644		651
8.75%, 11/25/2054, Series 2024-BA, Class E(1)		386		389
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)		293		290
3.16%, 10/15/2052, Series 2019-3, Class B(1)		1,470		1,359
CoreVest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(1)		1,525		1,335
CoreVest American Finance 2021-3 Trust
2.49%, 10/15/2054, Series 2021-3, Class B(1)		3,270		3,142
3.47%, 10/15/2054, Series 2021-3, Class D(1)		1,630		1,409
Countrywide Asset-Backed Certificates
4.93% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4(2)		15,221		14,460
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028, Series 2024-D, Class A(1)		5,276		5,278
Credit Acceptance Auto Loan Trust 2023-1
7.71%, 07/15/2033, Series 2023-1A, Class C(1)		2,135		2,213
Credit Acceptance Auto Loan Trust 2023-2
7.15%, 09/15/2033, Series 2023-2A, Class C(1)		3,525		3,631
Credit Acceptance Auto Loan Trust 2023-3
7.62%, 12/15/2033, Series 2023-3A, Class C(1)		1,430		1,491
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C(1)		2,085		2,148
Credit Acceptance Auto Loan Trust 2024-2
5.95%, 06/15/2034, Series 2024-2A, Class A(1)		7,360		7,483
6.70%, 10/16/2034, Series 2024-2A, Class C(1)		3,470		3,606
Credit Acceptance Auto Loan Trust 2024-3
5.39%, 01/16/2035, Series 2024-3A, Class C(1)		3,240		3,263
Credit Suisse First Boston Mortgage Securities Corp.
6.00%, 01/25/2043, Series 2004-CF2, Class 1B(1)(4)		1,118		844
Credit-Based Asset Servicing & Securitization LLC
4.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(2)		9,170		7,648
5.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1(2)		3,939		3,869
Crockett Partners Equipment Co. IIA LLC
6.05%, 01/20/2031, Series 2024-1C, Class A(1)		7,083		7,178
Crown City CLO III
5.72% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A(1)(2)		250		250
CVC Cordatus Opportunity Loan Fund-R DAC
3.25% (3 Month EURIBOR + 0.84%, 0.84% Floor), 08/15/2033, Series 1A, Class AR(1)(2)	EUR	9,100		9,841
CVS Pass-Through Trust
6.94%, 01/10/2030		$578		594
CWABS Asset Backed Notes Trust 2007-Sea2
5.93% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 06/25/2047, Series 2007-SEA2, Class 2A1(1)(2)		1,972		1,564
CWABS Asset-Backed Certificates Trust 2004-13
5.86% (1 Month Term SOFR + 1.54%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(2)		7,020		7,114
CWABS Asset-Backed Certificates Trust 2005-13
5.17% (1 Month Term SOFR + 0.85%, 0.74% Floor), 04/25/2036, Series 2005-13, Class MV3(2)		34,850		30,408
CWABS Asset-Backed Certificates Trust 2005-9
5.41% (1 Month Term SOFR + 1.09%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2(2)		3,488		3,439
CWABS Asset-Backed Certificates Trust 2005-AB4
4.91% (1 Month Term SOFR + 0.59%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(2)		1,452		1,310
CWABS Asset-Backed Certificates Trust 2006-14
4.87% (1 Month Term SOFR + 0.55%, 0.44% Floor), 02/25/2037, Series 2006-14, Class M1(2)		407		360
CWABS Asset-Backed Certificates Trust 2006-2
4.89% (1 Month Term SOFR + 0.57%, 0.46% Floor), 04/25/2047, Series 2006-20, Class 2A4(2)		18,880		16,850
5.06% (1 Month Term SOFR + 0.74%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(2)		24,381		23,548
CWABS Asset-Backed Certificates Trust 2006-22
4.87% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2047, Series 2006-22, Class 2A4(2)		5,385		5,128

	$		$
CWABS Asset-Backed Certificates Trust 2006-25
4.81% (1 Month Term SOFR + 0.49%, 0.38% Floor), 06/25/2037, Series 2006-26, Class M1(2)		2,148		1,883
CWABS Asset-Backed Certificates Trust 2006-BC1
5.02% (1 Month Term SOFR + 0.70%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(2)		1,000		937
CWABS Asset-Backed Certificates Trust 2007-10
4.61% (1 Month Term SOFR + 0.29%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(2)		18,930		17,845
CWABS Asset-Backed Certificates Trust 2007-2
4.65% (1 Month Term SOFR + 0.33%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(2)		24,974		22,816
CWABS Asset-Backed Certificates Trust 2007-8
4.68% (1 Month Term SOFR + 0.36%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(2)		960		923
CWABS Asset-Backed Certificates Trust 2007-BC2
5.01% (1 Month Term SOFR + 0.69%, 0.58% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(2)		4,316		4,175
CWABS Revolving Home Equity Loan Trust Series 2004-T
4.67% (1 Month Term SOFR + 0.35%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(2)		1,588		1,581
CWABS, Inc. Asset-backed Certificates Series 2007-12
5.17% (1 Month Term SOFR + 0.85%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(2)		2,426		2,360
CWHEQ Revolving Home Equity Loan Trust Series 2006-I
4.57% (1 Month Term SOFR + 0.25%, 0.14% Floor), 01/15/2037, Series 2006-I, Class 1A(2)		67		64
CyrusOne Data Centers Issuer I LLC
4.65%, 05/20/2049, Series 2024-3A, Class A2(1)		5,840		5,535
5.91%, 02/20/2050, Series 2025-1A, Class A2(1)		17,495		17,749
Dell Equipment Finance Trust 2024-2
4.69%, 08/22/2030, Series 2024-2, Class A2(1)		16,400		16,419
4.75%, 10/22/2025, Series 2024-2, Class A1(1)		11,700		11,706
Dewolf Park CLO Ltd.
6.01% (3 Month Term SOFR + 1.71%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR(1)(2)		12,235		12,223
Diameter Capital CLO 1 Ltd.
5.69% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/15/2037, Series 2021-1A, Class A1R(1)(2)		9,230		9,227
Diameter Capital CLO 2 Ltd.
5.69% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/15/2037, Series 2021-2A, Class A1R(1)(2)		4,860		4,856
Diameter Capital CLO 3 Ltd.
5.62% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/15/2038, Series 2022-3A, Class A1R(1)(2)		5,560		5,553
Diameter Capital CLO 7 Ltd.
6.49% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/20/2037, Series 2024-7A, Class B(1)(2)		1,000		1,001
Diameter Capital CLO 8 Ltd.
5.95% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/20/2037, Series 2024-8A, Class A1A(1)(2)		8,310		8,327
DLLMT 2024-1 LLC
5.35%, 08/20/2025, Series 2024-1A, Class A1(1)		970		971
Domino’s Pizza Master Issuer LLC
4.33%, 07/25/2048, Series 2018-1A, Class A2II(1)		2,359		2,331
Dowson 2024-1 Plc
6.81% (Sterling Overnight Index Average + 2.35%), 08/20/2031, Series 1, Class D(2)(18)	GBP	127		163
8.41% (Sterling Overnight Index Average + 3.95%), 08/20/2031, Series 1, Class E(2)(18)		500		643
11.41% (Sterling Overnight Index Average + 6.95%), 08/20/2031, Series 1, Class F(2)(18)		500		643
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D		$2,663		2,653
Drive Auto Receivables Trust 2024-2
4.50%, 09/15/2028, Series 2024-2, Class A3		8,000		7,999
4.94%, 12/15/2027, Series 2024-2, Class A2		17,576		17,593
Dryden 104 CLO Ltd.
5.61% (3 Month Term SOFR + 1.29%, 1.29% Floor), 08/20/2034, Series 2022-104A, Class A1R(1)(2)		1,260		1,257
Dryden 37 Senior Loan Fund
5.66% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/15/2031, Series 2015-37A, Class AR(1)(2)		134		134
Dryden 41 Senior Loan Fund
5.53% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/15/2031, Series 2015-41A, Class AR(1)(2)		792		792
Dryden 50 Senior Loan Fund
5.56% (3 Month Term SOFR + 1.26%, 1.00% Floor), 07/15/2030, Series 2017-50A, Class A1R(1)(2)		125		125
Dryden 55 CLO Ltd.
5.58% (3 Month Term SOFR + 1.28%), 04/15/2031, Series 2018-55A, Class A1(1)(2)		492		492
Dryden 64 CLO Ltd.
5.52% (3 Month Term SOFR + 1.23%), 04/18/2031, Series 2018-64A, Class A(1)(2)		3,963		3,964
Dryden 68 CLO Ltd.
5.40% (3 Month Term SOFR + 1.10%, 1.10% Floor), 07/15/2035, Series 2019-68A, Class ARR(1)(2)		21,000		20,994
Dryden XXVI Senior Loan Fund
5.46% (3 Month Term SOFR + 1.16%), 04/15/2029, Series 2013-26A, Class AR(1)(2)		1,771		1,770
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D(1)		10,429		10,346
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029, Series 2023-2A, Class D(1)		8,095		8,273
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029, Series 2023-3A, Class D(1)		5,425		5,605
Eaton Vance CLO 2013-1 Ltd.
6.11% (3 Month Term SOFR + 1.81%, 1.55% Floor), 01/15/2034, Series 2013-1A, Class A23R(1)(2)		480		480
Eaton Vance CLO 2014-1R Ltd.
6.05% (3 Month Term SOFR + 1.75%), 07/15/2030, Series 2014-1RA, Class A2(1)(2)		1,000		1,000
Eaton Vance CLO 2019-1 Ltd.
6.15% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/15/2037, Series 2019-1A, Class BR2(1)(2)		2,000		2,004
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(1)		139		113
ECMC Group Student Loan Trust
5.45% (30-day Average SOFR + 1.11%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)		558		558
ECMC Group Student Loan Trust 2017-2
5.50% (30-day Average SOFR + 1.16%), 05/25/2067, Series 2017-2A, Class A(1)(2)		5,274		5,289
ECMC Group Student Loan Trust 2020-2
5.60% (30-day Average SOFR + 1.26%, 1.15% Floor), 11/25/2069, Series 2020-2A, Class A(1)(2)		22,270		22,438

	$		$
Edenbrook Mortgage Funding Plc
6.43% (Sterling Overnight Index Average + 1.95%), 03/22/2057, Series 1, Class C(2)(18)	GBP	591		766
7.03% (Sterling Overnight Index Average + 2.55%), 03/22/2057, Series 1, Class D(2)(18)		341		444
Edgeconnex Data Centers Issuer LLC
6.00%, 07/27/2054, Series 2024-1, Class A2(1)		$9,872		9,885
EDvestinU Private Education Loan Issue No 4 LLC
5.25%, 11/25/2040, Series 2022-A, Class A(1)		775		775
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C(1)		221		208
Elevation CLO 2022-16 Ltd.
5.43% (3 Month Term SOFR + 1.13%, 1.13% Floor), 07/25/2034, Series 2022-16A, Class A1AR(1)(2)		16,100		16,095
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(1)		1,102		1,028
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B(1)(5)		353		291
Ellington Loan Acquisition Trust 2007-1
5.53% (1 Month Term SOFR + 1.21%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)		448		437
Elmwood CLO 15 Ltd.
5.63% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2035, Series 2022-2A, Class A1(1)(2)		11,210		11,210
Elmwood CLO 16 Ltd.
6.79% (3 Month Term SOFR + 2.50%, 2.50% Floor), 04/20/2037, Series 2022-3A, Class CR(1)(2)		500		502
Elmwood CLO 29 Ltd.
5.81% (3 Month Term SOFR + 1.52%, 1.52% Floor), 04/20/2037, Series 2024-5A, Class AR1(1)(2)		250		250
Elmwood CLO I Ltd.
5.81% (3 Month Term SOFR + 1.52%, 1.52% Floor), 04/20/2037, Series 2019-1A, Class A1RR(1)(2)		2,000		2,005
Elmwood CLO III Ltd.
6.39% (3 Month Term SOFR + 2.10%, 2.10% Floor), 07/18/2037, Series 2019-3A, Class CRR(1)(2)		500		500
Elmwood CLO IV Ltd.
6.14% (3 Month Term SOFR + 1.85%, 1.85% Floor), 04/18/2037, Series 2020-1A, Class BR(1)(2)		1,250		1,254
7.64% (3 Month Term SOFR + 3.35%, 3.35% Floor), 04/18/2037, Series 2020-1A, Class DR(1)(2)		1,000		1,001
Elmwood CLO VI Ltd.
5.67% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/18/2037, Series 2020-3A, Class ARR(1)(2)		1,110		1,110
Ent Auto Receivables Trust 2023-1
6.22%, 08/16/2027, Series 2023-1A, Class A2(1)		722		724
Enterprise Fleet Financing 2024-4 LLC
4.56%, 11/20/2028, Series 2024-4, Class A3(1)		7,000		7,018
4.69%, 07/20/2027, Series 2024-4, Class A2(1)		6,600		6,607
4.70%, 06/20/2031, Series 2024-4, Class A4(1)		568		570
4.72%, 10/21/2025, Series 2024-4, Class A1(1)		16,056		16,063
EverBright Solar Trust 2024-A
6.43%, 06/22/2054, Series 2024-A, Class A(1)		4,384		4,436
EWC Master Issuer LLC
5.50%, 03/15/2052, Series 2022-1A, Class A2(1)		1,702		1,671
Exeter Automobile Receivables Trust 2022-6
6.32%, 05/15/2028, Series 2022-6A, Class C		2,180		2,194
Exeter Automobile Receivables Trust 2023-1
6.69%, 06/15/2029, Series 2023-1A, Class D		1,960		2,001
Exeter Automobile Receivables Trust 2023-2
5.61%, 09/15/2027, Series 2023-2A, Class B		9,000		9,016
6.32%, 08/15/2029, Series 2023-2A, Class D		4,420		4,504
Exeter Automobile Receivables Trust 2023-3
6.68%, 04/16/2029, Series 2023-3A, Class D		2,230		2,281
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030, Series 2023-5A, Class D		9,500		9,885
Exeter Automobile Receivables Trust 2024-3
5.65%, 12/15/2027, Series 2024-3A, Class A3		3,300		3,316
5.70%, 07/16/2029, Series 2024-3A, Class C		2,200		2,228
5.98%, 09/16/2030, Series 2024-3A, Class D		1,400		1,427
Exeter Automobile Receivables Trust 2024-5
4.45%, 03/15/2028, Series 2024-5A, Class A3		5,100		5,090
4.79%, 04/15/2027, Series 2024-5A, Class A2		5,577		5,577
5.06%, 02/18/2031, Series 2024-5A, Class D		4,600		4,578
Exeter Automobile Receivables Trust 2025-1
5.49%, 05/15/2031, Series 2025-1A, Class D		8,075		8,136
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A(1)		1,279		1,277
Fieldstone Mortgage Investment Trust Series 2006-3
4.71% (1 Month Term SOFR + 0.39%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(2)		2,419		2,213
FIGRE Trust 2024-SL1
5.75%, 07/25/2053, Series 2024-SL1, Class A1(1)(5)		1,790		1,797
Finance of America HECM Buyout 2024-HB1
4.00%, 10/01/2034, Series 2024-HB1, Class A1A(1)(5)		12,369		12,278
First Franklin Mortgage Loan Trust 2002-FF4
5.56% (1 Month Term SOFR + 1.24%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(2)		2,689		2,619
First Franklin Mortgage Loan Trust 2003-FFH2
6.09% (1 Month Term SOFR + 1.76%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(2)		2,515		2,567
First Franklin Mortgage Loan Trust 2004-FF7
6.61% (1 Month Term SOFR + 2.29%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(2)		854		910
First Franklin Mortgage Loan Trust 2006-FF11
4.79% (1 Month Term SOFR + 0.47%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2(2)		19,699		19,470
First Franklin Mortgage Loan Trust 2006-FF13
4.67% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/25/2036, Series 2006-FF13, Class A1(2)		290		187
First Franklin Mortgage Loan Trust 2006-FF16
4.85% (1 Month Term SOFR + 0.53%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(2)		4,819		1,948

	$		$
First Franklin Mortgage Loan Trust 2006-FF17
4.58% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(2)		2,393		2,038
First Franklin Mortgage Loan Trust 2006-FF2
5.03% (1 Month Term SOFR + 0.71%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(2)		11,888		11,039
First Franklin Mortgage Loan Trust Series 2005-FF12
5.14% (1 Month Term SOFR + 0.82%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2(2)		1,398		1,357
First Horizon Alternative Mortgage Securities Trust 2006-AA7
5.08%, 01/25/2037, Series 2006-AA7, Class A1(5)		1,883		1,504
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D(1)		2,875		2,827
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D(1)		1,590		1,567
2.79%, 08/17/2037, Series 2020-SFR1, Class E(1)		805		794
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(1)		4,795		4,600
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(1)		3,380		3,231
2.36%, 09/17/2038, Series 2021-SFR2, Class E2(1)		2,000		1,909
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D(1)		10,352		10,138
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(1)		6,301		6,238
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(1)		1,480		1,452
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(1)		3,085		2,985
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B(1)		5,200		5,191
Flagship Credit Auto Trust 2023-2
6.62%, 05/15/2029, Series 2023-2, Class D(1)		8,385		8,432
Flagship Credit Auto Trust 2023-3
6.58%, 08/15/2029, Series 2023-3, Class D(1)		1,205		1,209
Flagship Credit Auto Trust 2024-1
5.64%, 03/15/2028, Series 2024-1, Class A2(1)		7,507		7,529
Flagship Credit Auto Trust 2024-3
4.88%, 11/15/2028, Series 2024-3, Class A(1)		1,449		1,452
Flatiron CLO 19 Ltd.
5.66% (3 Month Term SOFR + 1.34%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR(1)(2)		791		791
Flatiron CLO 21 Ltd.
5.87% (3 Month Term SOFR + 1.58%, 1.58% Floor), 10/19/2037, Series 2021-1A, Class A2R(1)(2)		780		780
Flatiron CLO 25 Ltd.
5.62% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/17/2037, Series 2024-2A, Class A(1)(2)		460		461
5.87% (3 Month Term SOFR + 1.60%, 1.60% Floor), 10/17/2037, Series 2024-2A, Class B(1)(2)		600		599
Flexential Issuer 2021-1
3.25%, 11/27/2051, Series 2021-1A, Class A2(1)		13,600		12,978
FNA 8 LLC
5.62%, 03/15/2045, Series 2025-1, Class A(1)(5)(17)		3,535		3,535
FOCUS Brands Funding
8.24%, 10/30/2053, Series 2023-2, Class A2(1)		3,209		3,419
Ford Auto Securitization Trust II
3.72%, 11/15/2028, Series 2024-BA, Class A2(1)	CAD	4,200		2,948
3.84%, 09/15/2030, Series 2024-BA, Class A3(1)		3,300		2,328
3.95%, 10/15/2026, Series 2024-BA, Class A1(1)		2,983		2,078
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028, Series 2023-B, Class D		$2,810		2,862
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3		3,066		3,071
Ford Credit Auto Owner Trust 2024-C
4.07%, 07/15/2029, Series 2024-C, Class A3		7,400		7,366
4.32%, 08/15/2027, Series 2024-C, Class A2A		27,400		27,363
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235		4,167
Fort Greene Park CLO LLC
5.27% (3 Month Term SOFR + 0.95%, 0.95% Floor), 04/22/2034, Series 2025-2A, Class AR(1)(2)		1,320		1,315
Fortuna Consumer Loan Abs 2024-2 DAC
4.02% (1 Month EURIBOR + 1.65%), 10/18/2034, Series 2024-2, Class C(2)(18)	EUR	300		326
6.47% (1 Month EURIBOR + 4.10%), 10/18/2034, Series 2, Class E(2)(18)		900		987
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A(1)		$3,101		3,233
6.97%, 06/15/2049, Series 2023-2A, Class B(1)		1,585		1,659
Foundation Finance Trust 2024-1
5.95%, 12/15/2049, Series 2024-1A, Class B(1)		318		326
Foundation Finance Trust 2024-2
4.93%, 03/15/2050, Series 2024-2A, Class B(1)		574		570
Foundation Finance Trust 2025-1
4.95%, 04/15/2050, Series 2025-1A, Class A(1)		3,200		3,209
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)		3,262		3,257
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(1)		998		987
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D(1)		1,680		1,660
Fremont Home Loan Trust 2003-1
5.71% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1(2)		1,214		1,322

	$		$
Fremont Home Loan Trust 2004-4
5.23% (1 Month Term SOFR + 0.91%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(2)		16,885		15,793
Fremont Home Loan Trust 2004-C
5.41% (1 Month Term SOFR + 1.09%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(2)		5,855		5,460
Fremont Home Loan Trust 2005-1
5.59% (1 Month Term SOFR + 1.27%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(2)		3,072		2,532
Fremont Home Loan Trust 2005-2
5.18% (1 Month Term SOFR + 0.86%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(2)		419		420
Fremont Home Loan Trust 2005-C
5.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3(2)		7,935		7,563
5.36% (1 Month Term SOFR + 1.04%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(2)		10,696		8,914
Fremont Home Loan Trust 2005-E
5.09% (1 Month Term SOFR + 0.77%, 0.66% Floor), 01/25/2036, Series 2005-E, Class 2A4(2)		5,798		5,572
Frontier Issuer LLC
6.19%, 06/20/2054, Series 2024-1, Class A2(1)		9,860		10,174
6.60%, 08/20/2053, Series 2023-1, Class A2(1)		35,360		36,013
FTA Consumo Santander
4.19% (3 Month EURIBOR + 1.30%), 07/20/2038, Series 7, Class B(2)(18)	EUR	500		542
4.54% (3 Month EURIBOR + 1.65%), 07/20/2038, Series 7, Class C(2)(18)		400		432
Galaxy XV CLO Ltd.
5.53% (3 Month Term SOFR + 1.23%, 0.97% Floor), 10/15/2030, Series 2013-15A, Class ARR(1)(2)		$43		43
Galaxy XX CLO Ltd.
5.55% (3 Month Term SOFR + 1.26%, 1.00% Floor), 04/20/2031, Series 2015-20A, Class AR(1)(2)		644		644
Galaxy XXVI CLO Ltd.
5.50% (3 Month Term SOFR + 1.17%, 1.17% Floor), 11/22/2031, Series 2018-26A, Class AR(1)(2)		336		336
Galaxy Xxviii CLO Ltd.
5.66% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/15/2031, Series 2018-28A, Class A1(1)(2)		74		74
Gallatin CLO VIII 2017-1 Ltd.
5.65% (3 Month Term SOFR + 1.35%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R(1)(2)		26,428		26,459
Generate CLO 16 Ltd.
6.14% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2037, Series 2024-16A, Class B(1)(2)		500		501
Generate CLO 2 Ltd.
5.70% (3 Month Term SOFR + 1.41%, 1.41% Floor), 10/22/2037, Series 2A, Class AR2(1)(2)		1,170		1,171
6.09% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/22/2037, Series 2A, Class BR2(1)(2)		1,150		1,152
Generate CLO 5 Ltd.
6.29% (3 Month Term SOFR + 2.00%, 2.00% Floor), 07/22/2037, Series 5A, Class BR(1)(2)		1,750		1,757
Generate CLO 7 Ltd.
5.91% (3 Month Term SOFR + 1.62%, 1.62% Floor), 04/22/2037, Series 7A, Class A1R(1)(2)		1,972		1,980
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054, Series 2024-NPL1, Class A1(1)(4)		4,403		4,402
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055, Series 2025-NPL1, Class A1(1)(4)		26,724		26,717
GLS Auto Receivables Issuer Trust 2023-2
6.31%, 03/15/2029, Series 2023-2A, Class D(1)		3,335		3,404
GLS Auto Receivables Issuer Trust 2023-3
6.44%, 05/15/2029, Series 2023-3A, Class D(1)		2,425		2,484
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029, Series 2023-4A, Class D(1)		4,300		4,479
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029, Series 2024-1A, Class D(1)		2,600		2,651
GLS Auto Receivables Issuer Trust 2024-2
6.19%, 02/15/2030, Series 2024-2A, Class D(1)		805		825
GLS Auto Receivables Issuer Trust 2024-4
4.75%, 07/17/2028, Series 2024-4A, Class A3(1)		1,500		1,501
4.76%, 10/15/2027, Series 2024-4A, Class A2(1)		4,194		4,196
GLS Auto Select Receivables Trust 2024-3
5.92%, 08/15/2030, Series 2024-3A, Class C(1)		2,100		2,156
6.34%, 08/15/2031, Series 2024-3A, Class D(1)		3,400		3,489
GLS Auto Select Receivables Trust 2024-4
4.43%, 12/17/2029, Series 2024-4A, Class A2(1)		7,523		7,514
5.28%, 10/15/2031, Series 2024-4A, Class D(1)		600		592
GLS Auto Select Receivables Trust 2025-1
5.04%, 02/15/2031, Series 2025-1A, Class B(1)		435		438
5.26%, 03/15/2031, Series 2025-1A, Class C(1)		340		343
5.74%, 04/15/2032, Series 2025-1A, Class D(1)		670		676
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027, Series 2024-3, Class A3		13,200		13,169
4.29%, 01/20/2027, Series 2024-3, Class A2A		9,700		9,681
4.75%, 10/20/2025, Series 2024-3, Class A1		1,049		1,049
GM Financial Consumer Automobile Receivables Trust 2024-4
4.40%, 08/16/2029, Series 2024-4, Class A3		12,300		12,316
4.53%, 10/18/2027, Series 2024-4, Class A2A		6,500		6,502
4.74%, 10/16/2025, Series 2024-4, Class A1		1,472		1,472
Golden Bar Securitisation Srl
3.89% (3 Month EURIBOR + 1.50%), 09/22/2043, Series 1, Class B(2)(18)	EUR	641		699
Golden Ray SA - Compartment 1
4.35% (1 Month EURIBOR + 2.00%), 12/27/2057, Series 1, Class C(2)(18)		100		107
Goldentree Loan Management U.S. Clo 11 Ltd.
5.37% (3 Month Term SOFR + 1.08%, 1.08% Floor), 10/20/2034, Series 2021-11A, Class AR(1)(2)		$29,500		29,451
Goldentree Loan Management U.S. Clo 8 Ltd.
5.44% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class ARR(1)(2)		27,220		27,212
Goldman Home Improvement Trust 2022-GRN1 Issuer Trust
4.50%, 06/25/2052, Series 2022-GRN1, Class A(1)		1,528		1,516

	$		$
Goldman Home Improvement Trust 2022-GRN2 Issuer Trust
6.80%, 10/25/2052, Series 2022-GRN2, Class A(1)		447		459
Golub Capital Partners CLO 41B-R Ltd.
5.87% (3 Month Term SOFR + 1.58%, 1.32% Floor), 01/20/2034, Series 2019-41A, Class AR(1)(2)		2,945		2,950
Golub Capital Partners CLO 55B Ltd.
5.75% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A(1)(2)		4,240		4,243
Golub Capital Partners CLO 66B Ltd.
6.25% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/25/2036, Series 2023-66A, Class A(1)(2)		1,750		1,750
Golub Capital Partners CLO 74 B Ltd.
6.15% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/25/2037, Series 2024-74A, Class B(1)(2)		2,000		2,004
Golub Capital Partners CLO 76 B Ltd.
6.11% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/25/2037, Series 2024-76A, Class A1(1)(2)		340		340
6.41% (3 Month Term SOFR + 1.67%, 1.67% Floor), 10/25/2037, Series 2024-76A, Class B(1)(2)		250		250
7.64% (3 Month Term SOFR + 2.90%, 2.90% Floor), 10/25/2037, Series 2024-76A, Class D1(1)(2)		250		249
GoodLeap Home Improvement Solutions Trust 2024-1
5.35%, 10/20/2046, Series 2024-1A, Class A(1)		8,113		8,216
GoodLeap Home Improvement Solutions Trust 2025-1
5.38%, 02/20/2049, Series 2025-1A, Class A(1)		5,273		5,342
6.27%, 02/20/2049, Series 2025-1A, Class B(1)		197		199
GoodLeap Sustainable Home Solutions Trust 2022-3
4.95%, 07/20/2049, Series 2022-3CS, Class A(1)		375		342
GoodLeap Sustainable Home Solutions Trust 2023-1
5.52%, 02/22/2055, Series 2023-1GS, Class A(1)		483		455
Gracie Point International Funding 2023-1
6.37% (90-day Average SOFR + 1.95%), 09/01/2026, Series 2023-1A, Class A(1)(2)		1,700		1,705
GreenSky Home Improvement Issuer Trust 2024-2
5.15%, 10/27/2059, Series 2024-2, Class A4(1)		3,139		3,147
5.26%, 10/27/2059, Series 2024-2, Class B(1)		1,090		1,091
GreenSky Home Improvement Trust 2024-1
5.55%, 06/25/2059, Series 2024-1, Class A3(1)		3,195		3,240
5.67%, 06/25/2059, Series 2024-1, Class A4(1)		3,396		3,439
5.87%, 06/25/2059, Series 2024-1, Class B(1)		392		397
6.36%, 06/25/2059, Series 2024-1, Class C(1)		2,645		2,694
Greenwood Park CLO Ltd.
5.57% (3 Month Term SOFR + 1.27%), 04/15/2031, Series 2018-1A, Class A2(1)(2)		97		98
5.59% (3 Month Term SOFR + 1.29%), 04/15/2031, Series 2018-1A, Class A1(1)(2)		81		81
Greywolf CLO VII Ltd.
5.73% (3 Month Term SOFR + 1.44%, 1.44% Floor), 10/20/2031, Series 2018-2A, Class A1(1)(2)		253		253
GSAMP Trust 2005-AHL
5.41% (1 Month Term SOFR + 1.09%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(2)		2,993		2,810
GSAMP Trust 2006-HE4
4.88% (1 Month Term SOFR + 0.56%, 0.45% Floor), 06/25/2036, Series 2006-HE4, Class M1(2)		1,350		1,138
GSAMP Trust 2007-FM2
4.49% (1 Month Term SOFR + 0.17%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(2)		1,649		983
HalseyPoint CLO 4 Ltd.
5.77% (3 Month Term SOFR + 1.48%, 1.22% Floor), 04/20/2034, Series 2021-4A, Class A(1)(2)		480		480
Hamlin Park CLO Ltd.
5.90% (3 Month Term SOFR + 1.34%, 1.34% Floor), 10/20/2037, Series 2024-1A, Class A(1)(2)		540		541
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(1)		4,610		4,178
7.25%, 03/20/2054, Series 2024-1A, Class A2(1)		2,426		2,492
Harley Marine Financing LLC
9.25%, 12/15/2027, Series 2023-1, Class A1(1)		301		302
9.75%, 12/15/2027, Series 2023-1, Class A2(1)		316		317
Harley-Davidson Motorcycle Trust 2024-B
4.31%, 07/16/2029, Series 2024-B, Class A3		16,100		16,090
4.62%, 08/16/2027, Series 2024-B, Class A2		28,404		28,412
Harvest CLO XXI DAC
1.04%, 07/15/2031, Series 21A, Class A2R(1)	EUR	3,271		3,453
3.04% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)		27,444		29,595
Hermitage 2024 Plc
6.06% (Sterling Overnight Index Average + 1.60%), 04/21/2033, Series 1, Class C(2)(18)	GBP	215		277
6.81% (Sterling Overnight Index Average + 2.35%), 04/21/2033, Series 1, Class D(2)(18)		149		193
8.36% (Sterling Overnight Index Average + 3.90%), 04/21/2033, Series 1, Class E(2)(18)		218		281
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026, Series 2022-1A, Class D(1)		$5,802		5,785
9.13%, 06/25/2027, Series 2023-1A, Class 1D(1)		2,585		2,623
Hertz Vehicle Financing LLC
6.56%, 09/25/2026, Series 2022-4A, Class D(1)		6,660		6,654
Hill FL 2024-2 BV
4.33% (1 Month EURIBOR + 1.95%), 10/18/2032, Series 2FL, Class D(2)(18)	EUR	200		217
Hilton Grand Vacations Trust 2022-1D
4.69%, 06/20/2034, Series 2022-1D, Class C(1)		$177		175
Hilton Grand Vacations Trust 2023-1
6.94%, 01/25/2038, Series 2023-1A, Class C(1)		345		356
Hilton Grand Vacations Trust 2024-2
5.99%, 03/25/2038, Series 2024-2A, Class C(1)		1,358		1,378
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C(1)		77		74
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A(1)		2,267		2,306
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(1)		1,090		1,035
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(1)		1,181		1,122

	$		$
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E(1)		738		633
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2(1)		4,224		4,006
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)		23,944		21,881
Honda Auto Receivables 2024-4 Owner Trust
4.33%, 05/15/2029, Series 2024-4, Class A3		3,600		3,597
4.56%, 03/15/2027, Series 2024-4, Class A2		12,300		12,300
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A(1)		1,103		1,057
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(1)		561		539
Horizon Aircraft Finance III Ltd.
3.43%, 11/15/2039, Series 2019-2, Class A(1)		1,232		1,176
HPEFS Equipment Trust
2.40%, 11/20/2029, Series 2022-1A, Class D(1)		2,635		2,624
HPEFS Equipment Trust 2023-2
6.97%, 07/21/2031, Series 2023-2A, Class D(1)		1,585		1,621
HPS Loan Management 2024-20 Ltd.
6.50% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/25/2037, Series 2024-20A, Class C(1)(2)		750		751
7.60% (3 Month Term SOFR + 3.30%, 3.30% Floor), 07/25/2037, Series 2024-20A, Class D1(1)(2)		750		751
Huntington Auto Trust 2024-1
5.23%, 01/16/2029, Series 2024-1A, Class A3(1)		13,900		14,037
5.50%, 03/15/2027, Series 2024-1A, Class A2(1)		9,537		9,556
Huntington Bank Auto Credit-Linked Notes Series 2024-1
5.74% (30-day Average SOFR + 1.40%), 05/20/2032, Series 2024-1, Class B2(1)(2)		1,750		1,753
Huntington Bank Auto Credit-Linked Notes Series 2024-2
5.69% (30-day Average SOFR + 1.35%), 10/20/2032, Series 2024-2, Class B2(1)(2)		2,812		2,817
Hyundai Auto Lease Securitization Trust 2024-C
4.62%, 04/17/2028, Series 2024-C, Class A3(1)		9,500		9,524
4.77%, 03/15/2027, Series 2024-C, Class A2A(1)		5,326		5,334
Hyundai Auto Receivables Trust 2024-C
4.41%, 05/15/2029, Series 2024-C, Class A3		17,900		17,924
4.53%, 09/15/2027, Series 2024-C, Class A2A		11,400		11,399
4.75%, 10/15/2025, Series 2024-C, Class A1		3,937		3,937
Hyundai Auto Receivables Trust 2025-A
4.76%, 06/15/2032, Series 2025-A, Class C		5,400		5,361
Invesco U.S. CLO 2024-4 Ltd.
5.65% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/15/2038, Series 2024-4A, Class A1(1)(2)		18,945		18,962
Island Finance Trust 2025-1
6.54%, 03/19/2035, Series 2025-1A, Class A(1)		1,080		1,101
Italian Stella Loans Srl
4.50% (1 Month EURIBOR + 2.15%), 05/27/2039, Series 2, Class D(2)(18)	EUR	100		108
IXIS Real Estate Capital Trust 2005-HE2
5.41% (1 Month Term SOFR + 1.09%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(2)		$2,284		2,377
Jack in the Box Funding LLC
3.45%, 02/26/2052, Series 2022-1A, Class A2I(1)		268		257
4.48%, 08/25/2049, Series 2019-1A, Class A2II(1)		4,445		4,375
John Deere Owner Trust 2024-C
4.36%, 08/16/2027, Series 2024-C, Class A2A		50,500		50,483
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
3.05% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(2)		7,044		6,096
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
4.97% (1 Month Term SOFR + 0.65%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(2)		11,255		10,098
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
4.97% (1 Month Term SOFR + 0.65%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5(2)		5,121		4,889
JP Morgan Mortgage Acquisition Trust 2006-CW1
4.87% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(2)		11,322		10,074
JP Morgan Mortgage Acquisition Trust 2006-WMC4
4.67% (1 Month Term SOFR + 0.35%, 0.24% Floor), 12/25/2036, Series 2006-WMC4, Class A3(2)		17,629		9,146
4.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 12/25/2036, Series 2006-WMC4, Class A4(2)		16,056		8,334
JP Morgan Mortgage Acquisition Trust 2007-CH3
4.69% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(2)		7,468		7,370
JP Morgan Mortgage Acquisition Trust 2007-CH5
4.70% (1 Month Term SOFR + 0.38%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1(2)		6,439		6,239
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031, Series 2024-1A, Class A(1)		5,805		5,819
5.49%, 09/10/2031, Series 2024-1A, Class 1A(1)		10,250		10,274
KDAC Aviation Finance Ltd.
4.21%, 12/15/2042, Series 2017-1A, Class A(1)		850		827
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(1)		1,767		1,742
Kings Park CLO Ltd.
5.68% (3 Month Term SOFR + 1.39%, 1.39% Floor), 01/21/2035, Series 2021-1A, Class A(1)(2)		250		250
KKR CLO 11 Ltd.
5.74% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR(1)(2)		3,330		3,332
KKR Financial CLO 2013-1 Ltd.
5.75% (3 Month Term SOFR + 1.45%, 1.45% Floor), 04/15/2029, Series 2013-1A, Class A2R2(1)(2)		2,000		2,001
6.25% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/15/2029, Series 2013-1A, Class BR2(1)(2)		1,000		1,000
Labrador Aviation Finance Ltd. 2016-1A
4.30%, 01/15/2042, Series 2016-1A, Class A1(1)		1,460		1,420
LAD Auto Receivables Trust 2023-3
6.43%, 12/15/2028, Series 2023-3A, Class C(1)		3,640		3,725

	$		$
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029, Series 2023-4A, Class C(1)		1,940		1,999
7.37%, 04/15/2031, Series 2023-4A, Class D(1)		980		1,022
LAD Auto Receivables Trust 2024-1
5.33%, 02/15/2029, Series 2024-1A, Class B(1)		500		506
5.64%, 06/15/2029, Series 2024-1A, Class C(1)		100		101
LAD Auto Receivables Trust 2024-3
4.52%, 03/15/2029, Series 2024-3A, Class A3(1)		3,000		3,002
4.64%, 11/15/2027, Series 2024-3A, Class A2(1)		5,400		5,402
4.87%, 11/17/2025, Series 2024-3A, Class A1(1)		94		94
4.93%, 03/15/2030, Series 2024-3A, Class C(1)		800		793
Lake George Park CLO Ltd.
0.00% (3 Month Term SOFR + 1.50%, 1.50% Floor), 04/15/2038, Series 2025-1A, Class B(1)(2)(3)		510		507
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(1)		2,478		2,291
LCM 36 Ltd.
5.39% (3 Month Term SOFR + 1.07%, 1.07% Floor), 01/15/2034, Series 36A, Class A1R(1)(2)		2,170		2,163
LCM XVII LP
5.69% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR(1)(2)		644		645
Lehman XS Trust 2007-6
4.85% (1 Month Term SOFR + 0.53%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(2)		5,303		4,479
Lendbuzz Securitization Trust 2024-3
4.97%, 10/15/2029, Series 2024-3A, Class A2(1)		5,014		5,018
Lendmark Funding Trust 2022-1
5.12%, 07/20/2032, Series 2022-1A, Class A(1)		2,819		2,819
Lendmark Funding Trust 2023-1
8.69%, 05/20/2033, Series 2023-1A, Class D(1)		1,576		1,617
Lendmark Funding Trust 2024-2
4.47%, 02/21/2034, Series 2024-2A, Class A(1)		4,400		4,341
4.86%, 02/21/2034, Series 2024-2A, Class B(1)		481		475
5.25%, 02/21/2034, Series 2024-2A, Class C(1)		147		146
5.69%, 02/21/2034, Series 2024-2A, Class D(1)		483		483
Long Beach Mortgage Loan Trust 2004-6
5.63% (1 Month Term SOFR + 1.31%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(2)		13,768		12,960
Long Beach Mortgage Loan Trust 2005-2
5.56% (1 Month Term SOFR + 1.24%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6(2)		12,500		12,087
Long Beach Mortgage Loan Trust 2005-WL2
5.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(2)		6,870		6,744
Long Beach Mortgage Loan Trust 2005-WL3
5.14% (1 Month Term SOFR + 0.82%, 0.82% Floor), 11/25/2035, Series 2005-WL3, Class M2(2)		9,208		8,615
Long Beach Mortgage Loan Trust 2006-WL1
5.06% (1 Month Term SOFR + 0.74%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(2)		11,307		10,813
Louisiana Local Government Environmental Facilities & Community Development Auth
4.15%, 02/01/2033, Series ELL, Class A2		3,020		2,960
Lyra Music Assets Delaware LP
5.76%, 12/22/2064, Series 2024-2A, Class A2(1)		3,074		3,103
M&T Equipment 2024-LEAF1 Notes
5.39%, 08/18/2025, Series 2024-1A, Class A1(1)		1,777		1,778
Madison Park Funding LIX Ltd.
5.79% (3 Month Term SOFR + 1.50%, 1.50% Floor), 04/18/2037, Series 2021-59A, Class A1R(1)(2)		2,000		2,004
7.59% (3 Month Term SOFR + 3.30%, 3.30% Floor), 04/18/2037, Series 2021-59A, Class D1AR(1)(2)		1,000		1,002
Madison Park Funding LVII Ltd.
5.58% (3 Month Term SOFR + 1.28%, 1.28% Floor), 07/27/2034, Series 2022-57A, Class A1R(1)(2)		500		500
Madison Park Funding LXII Ltd.
6.15% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/17/2036, Series 2022-62A, Class AR(1)(2)		780		782
Madison Park Funding LXXI Ltd.
5.41% (3 Month Term SOFR + 1.14%, 1.14% Floor), 04/23/2038, Series 2025-71A, Class A1(1)(2)		860		856
Madison Park Funding XL Ltd.
5.56% (3 Month Term SOFR + 1.25%, 0.99% Floor), 05/28/2030, Series 9A, Class AR2(1)(2)		125		125
Madison Park Funding XLIX Ltd.
5.36% (3 Month Term SOFR + 1.05%, 1.05% Floor), 10/19/2034, Series 2021-49A, Class AR(1)(2)		29,500		29,420
Madison Park Funding XLVIII Ltd.
6.00% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/19/2033, Series 2021-48A, Class B(1)(2)		2,750		2,751
Madison Park Funding XXI Ltd.
5.64% (3 Month Term SOFR + 1.34%, 1.34% Floor), 10/15/2032, Series 2016-21A, Class AARR(1)(2)		896		897
Madison Park Funding XXXI Ltd.
6.09% (3 Month Term SOFR + 1.80%, 1.80% Floor), 07/23/2037, Series 2018-31A, Class B1R(1)(2)		480		481
6.54% (3 Month Term SOFR + 2.25%, 2.25% Floor), 07/23/2037, Series 2018-31A, Class CR(1)(2)		2,000		2,003
Madison Park Funding XXXIII Ltd.
5.59% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR(1)(2)		250		250
Madison Park Funding XXXV Ltd.
5.54% (3 Month Term SOFR + 1.25%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R(1)(2)		2,339		2,340
Madison Park Funding XXXVII Ltd.
5.83% (3 Month Term SOFR + 1.53%, 1.53% Floor), 04/15/2037, Series 2019-37A, Class AR2(1)(2)		2,370		2,376
Madison Park Funding XXXVIII Ltd.
6.46% (3 Month Term SOFR + 2.16%, 2.16% Floor), 07/17/2034, Series 2021-38A, Class C(1)(2)		1,000		998
Magnetite XXV Ltd.
5.76% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)		12,309		12,307
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(1)		1,062		1,057
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(1)		414		400
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(1)		4,706		4,387

	$		$
Mariner CLO 2016-3 LLC
5.88% (3 Month Term SOFR + 1.59%, 1.59% Floor), 01/23/2037, Series 2016-3A, Class AR3(1)(2)		490		492
Mariner Finance Issuance Trust 2024-A
5.13%, 09/22/2036, Series 2024-AA, Class A(1)		2,102		2,128
5.68%, 09/22/2036, Series 2024-AA, Class B(1)		2,875		2,934
6.77%, 09/22/2036, Series 2024-AA, Class D(1)		112		115
9.02%, 09/22/2036, Series 2024-AA, Class E(1)		484		501
Mariner Finance issuance Trust 2024-B
4.91%, 11/20/2038, Series 2024-BA, Class A(1)		5,527		5,561
6.36%, 11/20/2038, Series 2024-BA, Class D(1)		538		551
Marlette Funding Trust 2023-2
6.54%, 06/15/2033, Series 2023-2A, Class B(1)		1,950		1,957
Marlette Funding Trust 2024-1
6.93%, 07/17/2034, Series 2024-1A, Class D(1)		345		344
MASTR Asset Backed Securities Trust 2004-WMC1
5.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(2)		594		638
MASTR Specialized Loan Trust
4.95% (1 Month Term SOFR + 0.63%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)		237		232
Meacham Park CLO Ltd.
6.39% (3 Month Term SOFR + 1.60%, 1.60% Floor), 10/20/2037, Series 2024-1A, Class B(1)(2)		1,310		1,309
Mercedes-Benz Auto Lease Trust 2024-B
4.57%, 12/15/2026, Series 2024-B, Class A2A		14,942		14,940
Mercury Financial Credit Card Master Trust
6.56%, 07/20/2029, Series 2024-2A, Class A(1)		9,055		9,181
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
4.91% (1 Month Term SOFR + 0.59%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C(2)		1,091		749
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
5.43% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(2)		14,285		12,818
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
4.72% (1 Month Term SOFR + 0.40%, 0.29% Floor), 08/25/2037, Series 2006-OPT1, Class A1(2)		9,504		8,629
Merrill Lynch Mortgage Investors Trust Series 2006-RM2
4.63% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2037, Series 2006-RM2, Class A2B(2)		11,801		1,274
4.76% (1 Month Term SOFR + 0.44%, 0.33% Floor), 05/25/2037, Series 2006-RM2, Class A2C(2)		28,289		3,068
Merrill Lynch Mortgage Investors Trust Series 2006-RM3
4.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 06/25/2037, Series 2006-RM3, Class A2C(2)		42,388		8,925
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(1)		2,462		1,650
MetroNet Infrastructure Issuer LLC
6.23%, 04/20/2054, Series 2024-1A, Class A2(1)		1,100		1,125
MFA 2024-NPL1 Trust
6.33%, 09/25/2054, Series 2024-NPL1, Class A1(4)		9,512		9,525
MidOcean Credit CLO XII Ltd.
5.63% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/18/2036, Series 2023-12A, Class A1R(1)(2)		1,380		1,381
Mila 2024-1 BV
3.84% (1 Month EURIBOR + 1.45%), 09/16/2041, Series 1, Class C(2)(18)	EUR	100		108
4.39% (1 Month EURIBOR + 2.00%), 09/16/2041, Series 1, Class D(2)(18)		100		108
Milford Park CLO Ltd.
5.49% (3 Month Term SOFR + 1.16%, 1.16% Floor), 01/20/2038, Series 2022-1A, Class AR(1)(2)		$1,210		1,204
Milos CLO Ltd.
5.62% (3 Month Term SOFR + 1.33%, 1.07% Floor), 10/20/2030, Series 2017-1A, Class AR(1)(2)		110		110
6.10% (3 Month Term SOFR + 1.81%, 1.55% Floor), 10/20/2030, Series 2017-1A, Class BR(1)(2)		250		250
Mission Lane Credit Card Master Trust
5.80%, 05/15/2030, Series 2025-A, Class A(1)		4,695		4,695
5.88%, 01/15/2030, Series 2024-B, Class A(1)		7,620		7,674
6.20%, 08/15/2029, Series 2024-A, Class A1(1)		3,630		3,662
7.69%, 11/15/2028, Series 2023-B, Class A(1)		5,475		5,494
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE2
5.29% (1 Month Term SOFR + 0.97%, 0.86% Floor), 03/25/2034, Series 2004-HE2, Class M1(2)		8,716		8,719
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
5.39% (1 Month Term SOFR + 1.07%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1(2)		1,704		1,763
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
5.36% (1 Month Term SOFR + 1.04%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(2)		1,569		1,436
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
4.56% (1 Month Term SOFR + 0.24%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(2)		401		357
Morgan Stanley Capital I, Inc. Trust 2006-HE1
5.01% (1 Month Term SOFR + 0.69%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(2)		3,995		3,866
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A(4)		12,110		2,662
Morgan Stanley Mortgage Loan Trust 2007-8XS
4.96% (1 Month Term SOFR + 0.64%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(2)		18,258		6,411
4.97% (1 Month Term SOFR + 0.65%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(2)		1,763		619
Mosaic Solar Loan Trust 2023-1
5.32%, 06/20/2053, Series 2023-1A, Class A(1)		436		423
Mosaic Solar Loan Trust 2024-1
5.50%, 09/20/2049, Series 2024-1A, Class A(1)		1,967		1,934
Mosaic Solar Loan Trust 2024-2
5.60%, 04/22/2052, Series 2024-2A, Class A(1)		20,968		20,536
Mountain View CLO IX Ltd.
5.68% (3 Month Term SOFR + 1.38%), 07/15/2031, Series 2015-9A, Class A1R(1)(2)		509		509
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(1)		122		120
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(1)		246		232

	$		$
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C(1)		4,368		4,123
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(1)		71		71
NAK Naftogaz Ukraine via Kondor Finance Plc
7.13%, 07/19/2026(6)(18)	EUR	1,390		1,322
7.63%, 11/08/2028(1)(6)		$269		216
Navient Private Education Loan Trust 2014-A
6.03% (1 Month Term SOFR + 1.71%), 10/15/2031, Series 2014-AA, Class A3(1)(2)		97		97
Navient Private Education Loan Trust 2015-A
6.13% (1 Month Term SOFR + 1.81%), 11/15/2030, Series 2015-AA, Class A3(1)(2)		217		218
Navient Private Education Loan Trust 2015-B
5.88% (1 Month Term SOFR + 1.56%), 07/16/2040, Series 2015-BA, Class A3(1)(2)		4,697		4,724
Navient Private Education Loan Trust 2017-A
3.91%, 12/16/2058, Series 2017-A, Class B(1)		249		247
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(1)		308		306
Navient Private Education Refi Loan Trust 2018-D
4.00%, 12/15/2059, Series 2018-DA, Class A2A(1)		482		477
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)		293		288
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(1)		1,659		1,594
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(1)		1,550		1,496
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)		1,742		1,647
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(1)		2,346		2,237
2.83%, 11/15/2068, Series 2020-CA, Class B(1)		4,775		4,164
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(1)		2,911		2,746
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(1)		1,999		1,849
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(1)		1,226		1,152
1.33%, 04/15/2069, Series 2020-IA, Class A1A(1)		4,963		4,579
5.43% (1 Month Term SOFR + 1.11%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)		8,556		8,556
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(1)		1,844		1,676
2.24%, 05/15/2069, Series 2021-A, Class B(1)		460		362
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B(1)		1,680		1,202
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(1)		3,810		2,660
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072, Series 2024-A, Class A(1)		4,971		5,058
Navient Student Loan Trust
6.05% (30-day Average SOFR + 1.70%), 03/15/2072, Series 2023-BA, Class A1B(1)(2)		9,345		9,403
7.23%, 03/15/2072, Series 2023-BA, Class B(1)		10,320		10,856
Navient Student Loan Trust 2019-B
3.39%, 12/15/2059, Series 2019-BA, Class A2A(1)		238		233
Navient Student Loan Trust 2020-2
5.35% (30-day Average SOFR + 1.01%), 08/26/2069, Series 2020-2A, Class A1B(1)(2)		15,872		15,976
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A(1)(4)		11,066		10,291
Nelnet Student Loan Trust 2021-A
2.85%, 04/20/2062, Series 2021-A, Class B1(1)		2,386		2,092
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX(1)		4,105		3,834
2.68%, 04/20/2062, Series 2021-BA, Class B(1)		3,665		3,205
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062, Series 2021-DA, Class B(1)		293		257
Nelnet Student Loan Trust 2023-PL1
6.59% (30-day Average SOFR + 2.25%), 11/25/2053, Series 2023-PL1A, Class A1A(1)(2)		1,132		1,151
Nelnet Student Loan Trust 2025-A
0.00% (30-day Average SOFR + 1.10%), 03/15/2057, Series 2025-AA, Class A1B(1)(2)(3)		5,772		5,726
Neuberger Berman CLO XIV Ltd.
5.59% (3 Month Term SOFR + 1.29%, 1.03% Floor), 01/28/2030, Series 2013-14A, Class AR2(1)(2)		4,603		4,602
Neuberger Berman Loan Advisers CLO 32 Ltd.
5.54% (3 Month Term SOFR + 1.25%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)		14,223		14,229
Neuberger Berman Loan Advisers CLO 34 Ltd.
5.53% (3 Month Term SOFR + 1.24%, 1.24% Floor), 01/20/2035, Series 2019-34A, Class A1R(1)(2)		250		250
6.04% (3 Month Term SOFR + 1.75%, 1.75% Floor), 01/20/2035, Series 2019-34A, Class BR(1)(2)		500		500
Neuberger Berman Loan Advisers CLO 40 Ltd.
5.63% (3 Month Term SOFR + 1.32%, 1.06% Floor), 04/16/2033, Series 2021-40A, Class A(1)(2)		1,595		1,597
Neuberger Berman Loan Advisers CLO 43 Ltd.
5.37% (3 Month Term SOFR + 1.05%, 1.05% Floor), 07/17/2036, Series 2021-43A, Class AR(1)(2)		25,000		24,936
Neuberger Berman Loan Advisers CLO 54 Ltd.
6.24% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/23/2038, Series 2024-54A, Class B(1)(2)		560		561
Neuberger Berman Loan Advisers CLO 56 Ltd.
6.05% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/24/2037, Series 2024-56A, Class B(1)(2)		1,000		1,001
6.40% (3 Month Term SOFR + 2.10%, 2.10% Floor), 07/24/2037, Series 2024-56A, Class C(1)(2)		1,000		1,001
7.40% (3 Month Term SOFR + 3.10%, 3.10% Floor), 07/24/2037, Series 2024-56A, Class D(1)(2)		1,000		996

	$		$
New Century Home Equity Loan Trust 2005-1
5.11% (1 Month Term SOFR + 0.79%, 0.79% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(2)		232		249
New Century Home Equity Loan Trust Series 2005-D
5.14% (1 Month Term SOFR + 0.82%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2(2)		10,390		9,110
New Mountain CLO 1 Ltd.
5.55% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2038, Series CLO-1A, Class A1RR(1)(2)		414		413
New Residential Mortgage Loan Trust 2022-SFR1
4.44%, 02/17/2039, Series 2022-SFR1, Class F(1)		258		246
Newday Funding Master Issuer Plc - Series 2024-2
5.87% (Sterling Overnight Index Average + 1.40%), 07/15/2032, Series 2X, Class B(2)(18)	GBP	237		306
6.37% (Sterling Overnight Index Average + 1.90%), 07/15/2032, Series 2X, Class C(2)(18)		281		365
7.12% (Sterling Overnight Index Average + 2.65%), 07/15/2032, Series 2X, Class D(2)(18)		595		776
Nissan Auto Receivables 2024-B Owner Trust
4.34%, 03/15/2029, Series 2024-B, Class A3		$9,100		9,098
4.70%, 10/15/2025, Series 2024-B, Class A1		5,900		5,902
Noria DE 2024
4.02% (1 Month EURIBOR + 1.65%), 02/25/2043, Series DE1, Class D(2)(18)	EUR	200		215
5.92% (1 Month EURIBOR + 3.55%), 02/25/2043, Series DE1, Class E(2)(18)		200		218
6.87% (1 Month EURIBOR + 4.50%), 02/25/2043, Series DE1, Class F(2)(18)		100		108
Northwoods Capital XII-B Ltd.
5.49% (3 Month Term SOFR + 1.19%, 1.19% Floor), 06/15/2031, Series 2018-12BA, Class AR(1)(2)		$9,066		9,065
NYMT Loan Trust Series 2025-R1
6.38%, 02/25/2030, Series 2025-R1, Class A(1)(4)		3,703		3,703
Oak Hill Credit Partners X-R Ltd.
5.45% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/20/2038, Series 2014-10RA, Class AR2(1)(2)		1,030		1,029
Oaktree CLO 2020-1 Ltd.
5.51% (3 Month Term SOFR + 1.19%, 1.19% Floor), 01/15/2038, Series 2020-1A, Class ARR(1)(2)		250		249
Oaktree CLO 2024-27 Ltd.
6.35% (3 Month Term SOFR + 1.57%, 1.57% Floor), 10/22/2037, Series 2024-27A, Class A2(1)(2)		350		350
7.78% (3 Month Term SOFR + 3.00%, 3.00% Floor), 10/22/2037, Series 2024-27A, Class D1(1)(2)		270		268
OCP Aegis CLO 2023-29 Ltd.
5.84% (3 Month Term SOFR + 1.55%, 1.55% Floor), 01/20/2036, Series 2023-29A, Class BR(1)(2)		15,500		15,453
OCP CLO 2014-5 Ltd.
5.64% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R(1)(2)		317		317
OCP CLO 2014-7 Ltd.
5.67% (3 Month Term SOFR + 1.38%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)		244		244
OCP CLO 2015-9 Ltd.
5.42% (3 Month Term SOFR + 1.10%, 1.10% Floor), 01/15/2037, Series 2015-9A, Class AR3(1)(2)		1,000		996
OCP CLO 2020-18 Ltd.
7.39% (3 Month Term SOFR + 3.10%, 3.10% Floor), 07/20/2037, Series 2020-18A, Class D1R2(1)(2)		250		250
OCP CLO 2020-8R Ltd.
5.55% (3 Month Term SOFR + 1.25%, 1.25% Floor), 10/17/2036, Series 2020-8RA, Class AR(1)(2)		4,291		4,290
5.95% (3 Month Term SOFR + 1.65%, 1.65% Floor), 10/17/2036, Series 2020-8RA, Class BR(1)(2)		520		520
6.20% (3 Month Term SOFR + 1.90%, 1.90% Floor), 10/17/2036, Series 2020-8RA, Class CR(1)(2)		250		250
OCP CLO 2023-26 Ltd.
5.40% (3 Month Term SOFR + 1.08%, 1.08% Floor), 04/17/2037, Series 2023-26A, Class AR(1)(2)		7,660		7,626
OCP CLO 2024-32 Ltd.
6.29% (3 Month Term SOFR + 2.00%, 2.00% Floor), 04/23/2037, Series 2024-32A, Class B1(1)(2)		500		501
OCP CLO 2024-38 Ltd.
5.68% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/21/2038, Series 2024-38A, Class A(1)(2)		17,370		17,394
OCP CLO 2025-40 Ltd.
0.00% (3 Month Term SOFR + 1.14%, 1.14% Floor), 04/16/2038, Series 2025-40A, Class A(1)(2)(3)		1,230		1,229
Octagon 66 Ltd.
6.07% (3 Month Term SOFR + 1.75%, 1.75% Floor), 11/16/2036, Series 2022-1A, Class A1R(1)(2)		910		913
Octagon Investment Partners 39 Ltd.
5.44% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2030, Series 2018-3A, Class AR(1)(2)		497		497
6.09% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/20/2030, Series 2018-3A, Class BR(1)(2)		16,550		16,541
Octagon Investment Partners XV Ltd.
5.52% (3 Month Term SOFR + 1.23%, 0.97% Floor), 07/19/2030, Series 2013-1A, Class A1RR(1)(2)		3,340		3,338
Octagon Investment Partners XVI Ltd.
5.58% (3 Month Term SOFR + 1.28%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R(1)(2)		582		582
Octagon Investment Partners XVII Ltd.
5.96% (3 Month Term SOFR + 1.66%), 01/25/2031, Series 2013-1A, Class BR2(1)(2)		2,500		2,499
Octane Receivables Trust 2024-2
5.90%, 07/20/2032, Series 2024-2A, Class C(1)		3,895		3,962
OHA Credit Funding 18 Ltd.
6.24% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2037, Series 2024-18A, Class B1(1)(2)		1,000		1,003
OHA Credit Funding 2 LTD
5.52% (3 Month Term SOFR + 1.24%, 1.24% Floor), 01/21/2038, Series 2019-2A, Class AR2(1)(2)		610		609
OHA Credit Funding 3 LTD
5.61% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/20/2038, Series 2019-3A, Class AR2(1)(2)		10,120		10,128
OHA Credit Funding 4 Ltd.
5.58% (3 Month Term SOFR + 1.29%, 1.29% Floor), 01/22/2038, Series 2019-4A, Class AR2(1)(2)		750		751
OHA Credit Funding 6 Ltd.
5.62% (3 Month Term SOFR + 1.33%, 1.33% Floor), 10/20/2037, Series 2020-6A, Class AR2(1)(2)		6,980		6,989
OHA Credit Funding 7 Ltd.
5.59% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR(1)(2)		330		330
OHA Credit Partners XI Ltd.
5.75% (3 Month Term SOFR + 1.46%, 1.46% Floor), 04/20/2037, Series 2015-11A, Class A1R2(1)(2)		23,400		23,461
6.09% (3 Month Term SOFR + 1.80%, 1.80% Floor), 04/20/2037, Series 2015-11A, Class B1R2(1)(2)		1,750		1,753
OHA Credit Partners XV Ltd.
6.24% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2037, Series 2017-15A, Class B1R(1)(2)		15,180		15,219
OHA Credit Partners XVI
5.64% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/18/2037, Series 2021-16A, Class AR(1)(2)		8,362		8,375

	$		$
OHA Loan Funding 2013-1 Ltd.
7.59% (3 Month Term SOFR + 3.30%, 3.30% Floor), 04/23/2037, Series 2013-1A, Class D1R3(1)(2)		1,000		1,000
OnDeck Asset Securitization Trust IV LLC
4.98%, 10/17/2031, Series 2024-2A, Class A(1)		3,425		3,406
OneMain Direct Auto Receivables Trust 2023-1
7.07%, 02/14/2033, Series 2023-1A, Class D(1)		1,145		1,203
OneMain Direct Auto Receivables Trust 2025-1
6.10%, 07/14/2037, Series 2025-1A, Class D(1)		554		568
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(1)		3,300		3,023
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)		21,124		21,121
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D(1)		8,785		8,726
Onemain Financial Issuance Trust 2024-1
5.79%, 05/14/2041, Series 2024-1A, Class A(1)		6,027		6,274
Option One Mortgage Loan Trust 2004-2
5.23% (1 Month Term SOFR + 0.91%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(2)		3,687		3,786
Option One Mortgage Loan Trust 2006-3
4.71% (1 Month Term SOFR + 0.39%, 0.28% Floor), 02/25/2037, Series 2006-3, Class 1A1(2)		16,210		10,194
Option One Mortgage Loan Trust 2007-4
4.61% (1 Month Term SOFR + 0.29%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(2)		13,798		7,759
Option One Mortgage Loan Trust 2007-FXD1
5.86%, 01/25/2037, Series 2007-FXD1, Class 3A4(4)		110		107
Orchard Park CLO Ltd.
6.01% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/20/2037, Series 2024-1A, Class A(1)(2)		5,610		5,614
6.35% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2037, Series 2024-1A, Class B1(1)(2)		500		501
Orion CLO 2023-1 Ltd.
12.20% (3 Month Term SOFR + 7.90%, 7.90% Floor), 10/25/2036, Series 2023-1A, Class E(1)(2)		1,000		1,013
Orion CLO 2024-3 Ltd.
6.20% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/25/2037, Series 2024-3A, Class B(1)(2)		2,000		2,005
6.60% (3 Month Term SOFR + 2.30%, 2.30% Floor), 07/25/2037, Series 2024-3A, Class C(1)(2)		500		501
Oscar U.S. Funding XVII LLC
4.47%, 03/12/2029, Series 2024-2A, Class A3(1)		2,100		2,085
4.63%, 12/10/2027, Series 2024-2A, Class A2(1)		6,448		6,433
Owl Rock CLO VII LLC
5.72% (3 Month Term SOFR + 1.40%, 1.40% Floor), 04/20/2038, Series 2022-7A, Class AR(1)(2)		250		249
OWN Equipment Fund I LLC
5.70%, 12/20/2032, Series 2024-2M, Class A(1)		9,935		10,009
OZLM XVIII Ltd.
5.58% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/15/2031, Series 2018-18A, Class A(1)(2)		639		639
Palmer Square BDC CLO 1 Ltd.
5.90% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/15/2037, Series 1A, Class A(1)(2)		23,440		23,491
Palmer Square CLO 2020-3 Ltd.
5.97% (3 Month Term SOFR + 1.65%, 1.65% Floor), 11/15/2036, Series 2020-3A, Class A1R2(1)(2)		8,130		8,152
Palmer Square CLO 2021-1 Ltd.
5.47% (3 Month Term SOFR + 1.15%, 1.15% Floor), 04/20/2038, Series 2021-1A, Class A1AR(1)(2)		1,130		1,128
Palmer Square CLO 2021-4 Ltd.
5.73% (3 Month Term SOFR + 1.43%, 1.43% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)		22,275		22,258
Palmer Square CLO 2022-3 Ltd.
5.64% (3 Month Term SOFR + 1.35%, 1.35% Floor), 07/20/2037, Series 2022-3A, Class A1R(1)(2)		400		400
5.89% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2022-3A, Class B1R(1)(2)		250		249
7.24% (3 Month Term SOFR + 2.95%, 2.95% Floor), 07/20/2037, Series 2022-3A, Class D1R(1)(2)		250		249
Palmer Square CLO 2024-2 LTD
5.94% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/20/2037, Series 2024-2A, Class B(1)(2)		2,630		2,629
Palmer Square Loan Funding 2021-3 Ltd.
5.95% (3 Month Term SOFR + 1.66%, 1.66% Floor), 07/20/2029, Series 2021-3A, Class A2(1)(2)		4,000		3,998
Palmer Square Loan Funding 2021-4 Ltd.
5.96% (3 Month Term SOFR + 1.66%, 1.66% Floor), 10/15/2029, Series 2021-4A, Class A2(1)(2)		2,000		2,000
Palmer Square Loan Funding 2022-2 Ltd.
6.20% (3 Month Term SOFR + 1.90%, 1.90% Floor), 10/15/2030, Series 2022-2A, Class A2(1)(2)		620		621
Palmer Square Loan Funding 2022-3 Ltd.
5.70% (3 Month Term SOFR + 1.40%, 1.40% Floor), 04/15/2031, Series 2022-3A, Class A1BR(1)(2)		250		250
Palmer Square Loan Funding 2024-1 Ltd.
5.75% (3 Month Term SOFR + 1.45%, 1.45% Floor), 10/15/2032, Series 2024-1A, Class A2(1)(2)		670		670
Palmer Square Loan Funding 2024-3 Ltd.
5.95% (3 Month Term SOFR + 1.65%, 1.65% Floor), 08/08/2032, Series 2024-3A, Class A2(1)(2)		3,000		3,003
6.20% (3 Month Term SOFR + 1.90%, 1.90% Floor), 08/08/2032, Series 2024-3A, Class B(1)(2)		1,000		1,001
7.25% (3 Month Term SOFR + 2.95%, 2.95% Floor), 08/08/2032, Series 2024-3A, Class C(1)(2)		2,000		1,992
Panorama Auto Trust 2025-1
5.66% (1 Month Australian Bank Bill + 1.55%), 03/15/2033, Series 1, Class C(2)(18)	AUD	500		312
7.51% (1 Month Australian Bank Bill + 3.40%), 03/15/2033, Series 1, Class E(2)(18)		500		311
Park Blue CLO 2022-II Ltd.
5.71% (3 Month Term SOFR + 1.42%, 1.42% Floor), 07/20/2037, Series 2022-2A, Class A1R(1)(2)		$540		540
Park Blue CLO 2024-VI Ltd.
5.64% (3 Month Term SOFR + 1.34%, 1.34% Floor), 01/25/2038, Series 2024-6A, Class A1(1)(2)		320		320
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
5.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(2)		8,000		7,248
PCL Funding IX Plc
5.77% (Sterling Overnight Index Average + 1.30%), 07/16/2029, Series 1, Class B(2)(18)	GBP	238		308
6.62% (Sterling Overnight Index Average + 2.15%), 07/16/2029, Series 1, Class C(2)(18)		100		130
Pikes Peak CLO 2
7.24% (3 Month Term SOFR + 2.95%, 2.95% Floor), 10/11/2034, Series 2018-2A, Class D1RR(1)(2)		$1,273		1,268
PK Alift Loan Funding 3 LP
5.84%, 09/15/2039, Series 2024-1, Class A1(1)		2,695		2,721

	$		$
Planet Fitness Master Issuer LLC
3.25%, 12/05/2051, Series 2022-1A, Class A2I(1)		12,566		12,143
3.86%, 12/05/2049, Series 2019-1A, Class A2(1)		4,136		3,892
4.01%, 12/05/2051, Series 2022-1A, Class A2II(1)		1,164		1,062
5.77%, 06/05/2054, Series 2024-1A, Class A2I(1)		17,825		18,007
Point Au Roche Park CLO Ltd.
5.63% (3 Month Term SOFR + 1.34%, 1.08% Floor), 07/20/2034, Series 2021-1A, Class A(1)(2)		500		500
Pony SA
3.53% (1 Month EURIBOR + 1.20%), 01/14/2033, Series 1, Class C(2)(18)	EUR	100		108
Pony SA Compartment German Auto Loans 2024-1
4.04% (1 Month EURIBOR + 1.65%), 01/14/2033, Series 2024-1, Class D(2)(18)		100		108
Porsche Innovative Lease Owner Trust 2024-2
4.35%, 10/20/2027, Series 2024-2A, Class A3(1)		$9,500		9,486
4.47%, 12/21/2026, Series 2024-2A, Class A2A(1)		6,440		6,436
Post CLO 2023-1 Ltd.
6.24% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2036, Series 2023-1A, Class A(1)(2)		14,310		14,308
Post CLO VI Ltd.
5.88% (3 Month Term SOFR + 1.42%, 1.42% Floor), 01/20/2038, Series 2024-2A, Class A1(1)(2)		350		350
Prestige Auto Receivables Trust 2023-1
6.33%, 04/16/2029, Series 2023-1A, Class D(1)		4,170		4,228
Prestige Auto Receivables Trust 2023-2
7.71%, 08/15/2029, Series 2023-2A, Class D(1)		1,800		1,880
PRET 2021-NPL5 LLC
5.49%, 10/25/2051, Series 2021-NPL5, Class A1(1)(4)		16,005		15,998
PRET 2021-RN3 LLC
4.84%, 09/25/2051, Series 2021-RN3, Class A1(1)(4)		23,057		22,955
PRET 2022-RN1 LLC
6.72%, 07/25/2051, Series 2022-RN1, Class A1(1)(4)		17,107		17,112
PRET 2022-RN2 LLC
5.00%, 06/25/2052, Series 2022-RN2, Class A1(1)(4)		23,182		23,119
PRET 2024-NPL4 LLC
7.00%, 07/25/2054, Series 2024-NPL4, Class A1(1)(4)		8,170		8,172
PRET 2024-NPL5 LLC
5.96%, 09/25/2054, Series 2024-NPL5, Class A1(1)(4)		5,675		5,671
Pret 2024-NPL6 LLC
5.93%, 10/25/2054, Series 2024-NPL6, Class A1(1)(4)		13,978		13,954
PRET 2024-NPL7 LLC
5.93%, 10/25/2054, Series 2024-NPL7, Class A1(1)(4)		4,966		4,958
PRET 2024-RN2 LLC
7.12%, 04/25/2054, Series 2024-RN2, Class A1(1)(4)		5,795		5,822
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A(1)		11,846		10,970
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)		4,365		4,343
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)		1,815		1,763
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(1)		1,510		1,467
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(1)		955		928
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(1)		640		620
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(1)		2,185		2,103
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(1)		545		523
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(1)		3,970		3,586
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(1)		1,035		924
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)		1,130		1,038
3.01%, 11/17/2040, Series 2021-SFR9, Class E2(1)		615		566
Progress Residential 2022-SFR3 Trust
6.60%, 04/17/2039, Series 2022-SFR3, Class F(1)		2,364		2,350
Progress Residential 2022-SFR5 Trust
4.90%, 06/17/2039, Series 2022-SFR5, Class B(1)		1,775		1,767
5.19%, 06/17/2039, Series 2022-SFR5, Class C(1)		3,215		3,208
Progress Residential 2023-SFR1 Trust
4.65%, 03/17/2040, Series 2023-SFR1, Class C(1)		950		932
4.65%, 03/17/2040, Series 2023-SFR1, Class D(1)		1,455		1,410
Progress Residential 2024-SFR3 Trust
3.00%, 06/17/2041, Series 2024-SFR3, Class A(1)		5,994		5,567
Progress Residential 2024-SFR4 Trust
3.33%, 07/17/2041, Series 2024-SFR4, Class D(1)		6,000		5,436
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(1)		2,730		2,634
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(1)		1,375		1,327
PRPM 2022-1 LLC
6.72%, 02/25/2027, Series 2022-1, Class A1(1)(4)		27,475		27,489
PRPM 2022-4 LLC
5.00%, 08/25/2027, Series 2022-4, Class A1(1)(4)		8,884		8,854
Quarzo Srl
4.80% (3 Month EURIBOR + 2.30%), 06/15/2041, Series 1, Class C(2)(18)	EUR	137		149
6.20% (3 Month EURIBOR + 3.70%), 06/15/2041, Series 1, Class D(2)(18)		111		121
RAAC Series 2006-RP4 Trust
4.98% (1 Month Term SOFR + 0.66%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)		$4,802		4,791

	$		$
RAAC Series 2006-SP3 Trust
5.78% (1 Month Term SOFR + 1.46%, 1.35% Floor, 14.00% Cap), 08/25/2036, Series 2006-SP3, Class M3(2)		902		871
Race Point IX CLO Ltd.
5.50% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/15/2030, Series 2015-9A, Class A1A2(1)(2)		68		68
Rad CLO 10 Ltd.
6.30% (3 Month Term SOFR + 2.01%, 1.75% Floor), 04/23/2034, Series 2021-10A, Class C(1)(2)		500		499
Rad CLO 15 Ltd.
5.64% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A(1)(2)		5,980		5,983
RAD CLO 21 Ltd.
6.12% (3 Month Term SOFR + 1.80%, 1.80% Floor), 01/25/2037, Series 2023-21A, Class CR(1)(2)		2,000		1,986
RAD CLO 23 Ltd.
6.34% (3 Month Term SOFR + 2.05%, 2.05% Floor), 04/20/2037, Series 2024-23A, Class B1(1)(2)		490		492
Rad CLO 25 Ltd.
5.75% (3 Month Term SOFR + 1.46%, 1.46% Floor), 07/20/2037, Series 2024-25A, Class A1(1)(2)		2,870		2,884
Rad CLO 5 Ltd.
5.68% (3 Month Term SOFR + 1.38%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR(1)(2)		508		508
Rad CLO 6 Ltd.
5.68% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/20/2037, Series 2019-6A, Class A1R(1)(2)		2,330		2,337
RAMP Series 2005-RS5 Trust
5.45% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(2)		146		148
RAMP Series 2006-RZ5 Trust
4.79% (1 Month Term SOFR + 0.47%, 0.36% Floor, 14.00% Cap), 08/25/2046, Series 2006-RZ5, Class M1(2)		15,706		13,851
RASC Series 2006-EMX6 Trust
4.97% (1 Month Term SOFR + 0.38%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4(2)		177		154
RASC Series 2007-KS3 Trust
5.11% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(2)		19,044		18,366
RCO VII Mortgage LLC 2024-1
7.02%, 01/25/2029, Series 2024-1, Class A1(1)(4)		2,559		2,566
Reach ABS Trust 2025-1
5.99%, 08/16/2032, Series 2025-1A, Class C(1)		580		586
Red & Black Auto Italy Srl
3.86% (1 Month EURIBOR + 1.50%), 07/28/2036, Series 3, Class C(2)(18)	EUR	109		118
Regatta 31 Funding Ltd.
5.40% (3 Month Term SOFR + 1.17%, 1.17% Floor), 03/25/2038, Series 2025-1A, Class A1(1)(2)		$3,100		3,093
5.83% (3 Month Term SOFR + 1.60%, 1.60% Floor), 03/25/2038, Series 2025-1A, Class A2(1)(2)		2,200		2,190
Regatta XI Funding Ltd.
5.70% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/17/2037, Series 2018-1A, Class AR(1)(2)		2,250		2,250
Regatta XIX Funding Ltd.
5.61% (3 Month Term SOFR + 1.32%, 1.32% Floor), 04/20/2035, Series 2022-1A, Class A1(1)(2)		500		500
6.14% (3 Month Term SOFR + 1.85%, 1.85% Floor), 04/20/2035, Series 2022-1A, Class B(1)(2)		320		320
Regatta XVIII Funding Ltd.
5.48% (3 Month Term SOFR + 1.16%, 1.16% Floor), 04/15/2038, Series 2021-1A, Class A1R(1)(2)		1,490		1,484
Regatta XX Funding Ltd.
5.49% (3 Month Term SOFR + 1.18%, 1.18% Floor), 01/15/2038, Series 2021-2A, Class AR(1)(2)		270		269
Regatta XXIII Funding Ltd.
5.70% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2021-4A, Class A1(1)(2)		360		360
Regatta XXIV Funding Ltd.
5.64% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/20/2038, Series 2021-5A, Class AR(1)(2)		480		480
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)		174		173
Regional Management Issuance Trust 2021-2
1.90%, 08/15/2033, Series 2021-2, Class A(1)		3,668		3,459
Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A(1)		2,392		2,365
Regional Management Issuance Trust 2024-1
7.46%, 07/15/2036, Series 2024-1, Class D(1)		300		311
Regional Management Issuance Trust 2024-2
5.11%, 12/15/2033, Series 2024-2, Class A(1)		4,485		4,504
5.74%, 12/15/2033, Series 2024-2, Class C(1)		915		915
6.33%, 12/15/2033, Series 2024-2, Class D(1)		201		201
Regional Management Issuance Trust 2025-1
5.53%, 04/17/2034, Series 2025-1, Class B(1)		2,540		2,544
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C(1)		795		769
Republic Finance Issuance Trust 2024-A
5.91%, 08/20/2032, Series 2024-A, Class A(1)		5,385		5,460
6.47%, 08/20/2032, Series 2024-A, Class B(1)		2,889		2,954
7.28%, 08/20/2032, Series 2024-A, Class C(1)		125		128
9.49%, 08/20/2032, Series 2024-A, Class D(1)		800		814
Republic Finance Issuance Trust 2024-B
5.42%, 11/20/2037, Series 2024-B, Class A(1)		10,092		10,207
5.86%, 11/20/2037, Series 2024-B, Class B(1)		1,356		1,373
Research-Driven Pagaya Motor Trust 2024-1
7.09%, 06/25/2032, Series 2024-1A, Class A(1)		1,654		1,671
RFS Asset Securitization II LLC
6.55%, 07/15/2031, Series 2024-1, Class A(1)		7,935		8,066
Rockford Tower CLO 2017-3 Ltd.
5.74% (3 Month Term SOFR + 1.45%), 10/20/2030, Series 2017-3A, Class A(1)(2)		2,240		2,242
Rockford Tower CLO 2018-1 Ltd.
5.68% (3 Month Term SOFR + 1.36%), 05/20/2031, Series 2018-1A, Class A(1)(2)		313		314
Rockford Tower CLO 2020-1 Ltd.
5.38% (3 Month Term SOFR + 1.09%, 1.09% Floor), 01/20/2036, Series 2020-1A, Class A1RR(1)(2)		13,025		13,006
Rockford Tower CLO 2021-1 Ltd.
5.72% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)		25,790		25,804

	$		$
Rockford Tower CLO 2021-2 Ltd.
5.71% (3 Month Term SOFR + 1.42%, 1.16% Floor), 07/20/2034, Series 2021-2A, Class A1(1)(2)		790		790
Romark CLO II Ltd.
5.95% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/25/2031, Series 2018-2A, Class A2R(1)(2)		9,000		8,988
Romark CLO Ltd.
5.58% (3 Month Term SOFR + 1.29%, 1.03% Floor), 10/23/2030, Series 2017-1A, Class A1R(1)(2)		183		183
RR 26 Ltd.
5.44% (3 Month Term SOFR + 1.12%, 1.12% Floor), 04/15/2038, Series 2023-26A, Class A1R(1)(2)		2,600		2,592
RR 28 Ltd.
5.85% (3 Month Term SOFR + 1.55%, 1.55% Floor), 04/15/2037, Series 2024-28RA, Class A1R(1)(2)		2,000		2,004
RR 29 Ltd.
5.69% (3 Month Term SOFR + 1.39%, 1.39% Floor), 07/15/2039, Series 2024-29RA, Class A1R(1)(2)		3,200		3,201
RR 32 LTD
5.66% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/15/2039, Series 2024-32RA, Class A1R(1)(2)		1,740		1,744
RR 8 Ltd.
6.00% (3 Month Term SOFR + 1.70%, 1.70% Floor), 07/15/2037, Series 2020-8A, Class A2R(1)(2)		2,000		1,999
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D		318		315
Santander Drive Auto Receivables Trust 2023-2
5.24%, 05/15/2028, Series 2023-2, Class B		22,400		22,454
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027, Series 2024-2, Class A2		2,936		2,941
5.84%, 06/17/2030, Series 2024-2, Class C		400		409
6.28%, 08/15/2031, Series 2024-2, Class D		400		414
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031, Series 2024-3, Class D		11,735		12,004
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027, Series 2024-4, Class A2		9,679		9,698
Santander Drive Auto Receivables Trust 2024-5
4.62%, 11/15/2028, Series 2024-5, Class A3		4,300		4,305
4.88%, 09/15/2027, Series 2024-5, Class A2		11,037		11,040
Santander Drive Auto Receivables Trust 2025-2
5.47%, 05/15/2031, Series 2025-2, Class D		13,500		13,553
Saxon Asset Securities Trust 2006-1
4.90% (1 Month Term SOFR + 0.58%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(2)		864		839
Saxon Asset Securities Trust 2007-2
4.63% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(2)		14,891		13,218
Saxon Asset Securities Trust 2007-3
4.74% (1 Month Term SOFR + 0.42%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(2)		10,471		10,022
SBNA Auto Lease Trust 2024-C
4.56%, 02/22/2028, Series 2024-C, Class A3(1)		34,000		33,995
4.94%, 11/20/2026, Series 2024-C, Class A2(1)		17,202		17,220
SBNA Auto Receivables Trust 2024-A
5.21%, 04/16/2029, Series 2024-A, Class A4(1)		3,050		3,081
5.32%, 12/15/2028, Series 2024-A, Class A3(1)		11,800		11,845
5.59%, 01/15/2030, Series 2024-A, Class C(1)		200		203
5.70%, 03/15/2027, Series 2024-A, Class A2(1)		1,137		1,137
6.04%, 04/15/2030, Series 2024-A, Class D(1)		400		410
SC Germany SA Compartment Consumer 2024-2
3.79% (1 Month EURIBOR + 1.40%), 05/14/2038, Series 2, Class C(2)(18)	EUR	300		325
4.09% (1 Month EURIBOR + 1.70%), 05/14/2038, Series 2, Class D(2)(18)		200		217
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)		$283		283
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D(1)		2,740		2,647
SCF Equipment Leasing 2022-2 LLC
6.50%, 08/20/2032, Series 2022-2A, Class C(1)		3,145		3,188
SCF Rahoituspalvelut XIII DAC
3.77% (1 Month EURIBOR + 1.40%), 06/25/2034, Series 13, Class C(2)(18)	EUR	100		108
SEB Funding LLC
4.97%, 01/30/2052, Series 2021-1A, Class A2(1)		$2,594		2,532
7.39%, 04/30/2054, Series 2024-1A, Class A2(1)		7,200		7,385
Securitized Asset Backed Receivables LLC Trust 2004-OP1
5.20% (1 Month Term SOFR + 0.88%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(2)		3,772		3,789
Securitized Asset Backed Receivables LLC Trust 2005-HE1
5.08% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(2)		2,332		1,883
Securitized Asset Backed Receivables LLC Trust 2006-CB5
4.71% (1 Month Term SOFR + 0.39%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(2)		3,397		2,268
Securitized Asset Backed Receivables LLC Trust 2007-BR2
4.89% (1 Month Term SOFR + 0.57%, 0.46% Floor), 02/25/2037, Series 2007-BR2, Class A2(2)		3,377		1,430
Service Experts Issuer 2024-1 LLC
6.39%, 11/20/2035, Series 2024-1A, Class A(1)		1,307		1,327
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(1)		608		562
Sesac Finance LLC
5.22%, 07/25/2049, Series 2019-1, Class A2(1)		7,239		7,165
5.50%, 07/25/2052, Series 2022-1, Class A2(1)		1,222		1,216
SFS Auto Receivables Securitization Trust 2023-1
5.97%, 02/20/2031, Series 2023-1A, Class C(1)		1,965		2,012
SFS Auto Receivables Securitization Trust 2024-3
4.55%, 06/20/2030, Series 2024-3A, Class A3(1)		9,500		9,534
4.71%, 05/22/2028, Series 2024-3A, Class A2(1)		6,193		6,196
SFS Auto Receivables Securitization Trust 2025-1
5.11%, 02/20/2031, Series 2025-1A, Class B(1)		1,200		1,213
5.20%, 10/20/2032, Series 2025-1A, Class C(1)		3,400		3,390

	$		$
Shackleton 2013-IV-R CLO Ltd.
5.55% (3 Month Term SOFR + 1.26%, 1.26% Floor), 04/13/2031, Series 2013-4RA, Class A1A(1)(2)		149		149
Shackleton 2019-XIV CLO Ltd.
6.35% (3 Month Term SOFR + 2.06%, 1.80% Floor), 07/20/2034, Series 2019-14A, Class BR(1)(2)		3,430		3,440
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042, Series 2015-1A, Class A(1)		1,400		1,361
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)		689		672
1.79%, 11/20/2037, Series 2021-1A, Class C(1)		191		186
Sierra Timeshare 2023-1 Receivables Funding LLC
7.00%, 01/20/2040, Series 2023-1A, Class C(1)		515		528
Sierra Timeshare 2023-2 Receivables Funding LLC
7.30%, 04/20/2040, Series 2023-2A, Class C(1)		619		639
Sierra Timeshare 2023-3 Receivables Funding LLC
7.12%, 09/20/2040, Series 2023-3A, Class C(1)		2,001		2,062
Silver Point CLO 4 Ltd.
5.93% (3 Month Term SOFR + 1.63%, 1.63% Floor), 04/15/2037, Series 2024-4A, Class A1(1)(2)		320		321
Silver Point CLO 5 Ltd.
5.69% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/20/2037, Series 2024-5A, Class A1(1)(2)		420		420
Silver Point CLO 7 LTD
5.64% (3 Month Term SOFR + 1.36%, 1.36% Floor), 01/15/2038, Series 2024-7A, Class A1(1)(2)		340		340
Silver Point CLO 8 Ltd.
0.00% (3 Month Term SOFR + 1.21%, 1.21% Floor), 04/15/2038, Series 2025-8A, Class A1(1)(2)(3)		1,790		1,788
Sixth Street CLO VIII Ltd.
5.44% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2034, Series 2017-8A, Class A1R2(1)(2)		14,300		14,276
Sixth Street CLO XIV Ltd.
5.47% (3 Month Term SOFR + 1.15%, 1.15% Floor), 01/20/2038, Series 2019-14A, Class A1R2(1)(2)		660		657
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(1)		7,602		7,015
Slam Ltd.
5.34%, 09/15/2049, Series 2024-1A, Class A(1)		9,067		8,987
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(5)		854		842
SLM Private Credit Student Loan Trust 2005-B
4.89% (3 Month Term SOFR + 0.59%), 06/15/2039, Series 2005-B, Class A4(2)		2,870		2,796
SLM Student Loan Trust 2003-7
5.84% (90-day Average SOFR + 1.46%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)		3,850		3,804
SLM Student Loan Trust 2005-4
4.99% (90-day Average SOFR + 0.43%), 07/25/2040, Series 2005-4, Class A4(2)		7,481		7,325
SLM Student Loan Trust 2006-10
5.04% (90-day Average SOFR + 0.48%), 03/25/2044, Series 2006-10, Class B(2)		935		890
SLM Student Loan Trust 2007-7
5.15% (90-day Average SOFR + 0.59%), 04/25/2025, Series 2007-7, Class A4(2)		768		761
SLM Student Loan Trust 2008-5
6.52% (90-day Average SOFR + 1.96%, 1.70% Floor), 10/25/2025, Series 2008-5, Class A4(2)		1,053		1,054
6.67% (90-day Average SOFR + 2.11%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(2)		7,350		7,884
SLM Student Loan Trust 2008-6
5.92% (90-day Average SOFR + 1.36%), 10/25/2025, Series 2008-6, Class A4(2)		3,303		3,298
SLM Student Loan Trust 2008-7
5.72% (90-day Average SOFR + 1.16%), 10/25/2025, Series 2008-7, Class A4(2)		3,582		3,570
SLM Student Loan Trust 2012-1
5.40% (30-day Average SOFR + 1.06%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(2)		5,630		5,562
SLM Student Loan Trust 2012-2
5.15% (30-day Average SOFR + 0.81%), 01/25/2029, Series 2012-2, Class A(2)		7,072		6,938
SLM Student Loan Trust 2012-7
5.10% (30-day Average SOFR + 0.76%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(2)		2,361		2,298
6.25% (30-day Average SOFR + 1.91%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(2)		2,220		2,213
SLM Student Loan Trust 2014-1
5.05% (30-day Average SOFR + 0.71%), 02/26/2029, Series 2014-1, Class A3(2)		1,392		1,360
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(1)		378		375
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(1)		74		74
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(1)		333		328
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(1)		2,400		2,364
3.96%, 07/15/2042, Series 2018-A, Class B(1)		125		121
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(1)		1,073		1,058
4.00%, 07/15/2042, Series 2018-B, Class B(1)		910		882
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(1)		2,709		2,671
4.00%, 11/17/2042, Series 2018-C, Class B(1)		770		746
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(1)		1,962		1,930
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(1)		2,166		2,110
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(1)		4,663		4,490
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(1)		3,012		2,826
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(1)		4,886		4,367

	$		$
2.31%, 01/15/2053, Series 2021-A, Class B(1)		5,166		4,979
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053, Series 2021-D, Class A1A(1)		858		802
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A(1)		21,040		20,361
5.80% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B(1)(2)		18,975		19,212
SMB Private Education Loan Trust 2023-C
6.36%, 11/15/2052, Series 2023-C, Class B(1)		3,570		3,711
SMB Private Education Loan Trust 2023-D
6.00% (30-day Average SOFR + 1.65%, 1.65% Floor), 09/15/2053, Series 2023-D, Class A1B(1)(2)		14,039		14,353
6.15%, 09/15/2053, Series 2023-D, Class A1A(1)		8,637		9,077
6.93%, 09/15/2053, Series 2023-D, Class B(1)		5,009		5,316
7.54%, 09/15/2053, Series 2023-D, Class C(1)		1,034		1,089
8.87%, 09/15/2053, Series 2023-D, Class D(1)		2,110		2,257
SMB Private Education Loan Trust 2024-A
5.24%, 03/15/2056, Series 2024-A, Class A1A(1)		4,202		4,242
5.80% (30-day Average SOFR + 1.45%, 1.45% Floor), 03/15/2056, Series 2024-A, Class A1B(1)(2)		7,063		7,094
5.88%, 03/15/2056, Series 2024-A, Class B(1)		1,345		1,376
SMB Private Education Loan Trust 2024-C
5.45% (30-day Average SOFR + 1.10%, 1.10% Floor), 06/17/2052, Series 2024-C, Class A1B(1)(2)		1,321		1,321
5.50%, 06/17/2052, Series 2024-C, Class A1A(1)		4,373		4,459
6.06%, 06/17/2052, Series 2024-C, Class B(1)		1,465		1,517
SMB Private Education Loan Trust 2024-D
5.38%, 07/15/2053, Series 2024-D, Class A1A(1)		25,667		26,072
SMB Private Education Loan Trust 2024-E
5.09%, 10/16/2056, Series 2024-E, Class A1A(1)		2,032		2,047
SMB Private Education Loan Trust 2024-F
5.06%, 03/16/2054, Series 2024-F, Class A1A(1)		9,351		9,402
SoFi Consumer Loan Program 2025-1 Trust
4.80%, 02/27/2034, Series 2025-1, Class A(1)		11,054		11,060
5.12%, 02/27/2034, Series 2025-1, Class B(1)		674		679
SoFi Personal Loan Trust
0.00%, 11/12/2030(5)		61		2,865
SoFi Personal Loan Trust 2023-1
6.00%, 11/12/2030, Series 2023-1A, Class A(1)		1,982		2,007
SoFi Personal Loan Trust 2024-1
6.06%, 02/12/2031, Series 2024-1A, Class A(1)		2,455		2,468
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(1)		270		266
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(1)		695		667
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(1)		1,405		1,346
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(1)		1,875		1,801
Sound Point CLO XX Ltd.
5.66% (3 Month Term SOFR + 1.36%), 07/26/2031, Series 2018-2A, Class A(1)(2)		235		235
Soundview Home Loan Trust 2006-OPT5
4.91% (1 Month Term SOFR + 0.59%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4(2)		20,362		18,481
Soundview Home Loan Trust 2007-NS1
4.96% (1 Month Term SOFR + 0.64%, 0.53% Floor), 01/25/2037, Series 2007-NS1, Class M1(2)		269		257
Southwick Park CLO LLC
5.61% (3 Month Term SOFR + 1.32%, 1.32% Floor), 07/20/2032, Series 2019-4A, Class A1R(1)(2)		11,272		11,279
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
4.20%, 02/25/2037, Series 2006-BC2, Class A2C(4)		9,912		3,240
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
4.71% (1 Month Term SOFR + 0.39%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1(2)		9,067		7,174
Stream Innovations 2024-1 Issuer Trust
6.27%, 07/15/2044, Series 2024-1A, Class A(1)		713		744
Stream Innovations 2024-2 Issuer Trust
5.21%, 02/15/2045, Series 2024-2A, Class A(1)		3,821		3,864
Structured Asset Investment Loan Trust 2004-8
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(2)		502		479
Structured Asset Investment Loan Trust 2004-9
5.53% (1 Month Term SOFR + 1.21%, 1.10% Floor), 10/25/2034, Series 2004-9, Class M2(2)		2,781		2,797
Structured Asset Investment Loan Trust 2005-HE2
5.18% (1 Month Term SOFR + 0.86%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(2)		3,517		3,339
Structured Asset Mortgage Investments II Trust 2007-AR3
4.81% (1 Month Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(2)		9,842		9,101
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
6.43% (1 Month Term SOFR + 2.11%, 2.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(2)		41		41
Subway Funding LLC
5.25%, 07/30/2054, Series 2024-3A, Class A2I(1)		4,988		4,914
6.03%, 07/30/2054, Series 2024-1A, Class A2I(1)		19,152		19,290
6.27%, 07/30/2054, Series 2024-1A, Class A2II(1)		2,004		2,033
SUNNOVA HELIOS II ISSUER LLC 2019-A
3.75%, 06/20/2046, Series 2019-AA, Class A(1)		1,314		1,196
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051, Series 2024-A, Class A(1)		1,107		1,050
Sunnova Sol III Issuer LLC
2.58%, 04/28/2056, Series 2021-1, Class A(1)		1,051		869
Sunrun Atlas Issuer 2019-2 LLC
3.61%, 02/01/2055, Series 2019-2, Class A(1)		6,850		6,401

	$		$
Sunrun Demeter Issuer 2021-2 LLC
2.27%, 01/30/2057, Series 2021-2A, Class A(1)		1,179		1,024
Switch ABS Issuer LLC
5.04%, 03/25/2055, Series 2025-1A, Class A2(1)		26,920		25,970
Sycamore Tree CLO 2025-6 Ltd.
0.00% (3 Month Term SOFR + 1.20%, 1.20% Floor), 04/20/2038, Series 2025-6A, Class A1(1)(2)(3)		510		509
Symphony CLO 39 Ltd.
5.63% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/25/2038, Series 2023-39A, Class AR(1)(2)		340		340
Symphony CLO 44 Ltd.
6.09% (3 Month Term SOFR + 1.80%, 1.80% Floor), 07/14/2037, Series 2024-44A, Class B(1)(2)		3,500		3,507
Symphony CLO XVI Ltd.
5.50% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/15/2031, Series 2015-16A, Class ARR(1)(2)		259		259
Symphony CLO XVIII Ltd.
5.39% (3 Month Term SOFR + 1.10%, 1.10% Floor), 07/23/2033, Series 2016-18A, Class A1R3(1)(2)		29,985		29,978
Symphony CLO XX Ltd.
5.86% (3 Month Term SOFR + 1.55%, 1.55% Floor), 01/16/2032, Series 2018-20A, Class BR2(1)(2)		11,220		11,214
Symphony CLO XXII Ltd.
5.47% (3 Month Term SOFR + 1.18%, 1.18% Floor), 04/18/2033, Series 2020-22A, Class A1AR(1)(2)		7,800		7,795
Symphony CLO XXIV Ltd.
5.49% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class AR(1)(2)		742		742
Symphony CLO XXVI Ltd.
5.63% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)		3,935		3,937
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.37% (1 Month EURIBOR + 1.80%), 10/27/2042, Series 2, Class B(2)(18)	EUR	100		108
5.17% (1 Month EURIBOR + 2.60%), 10/27/2042, Series 2, Class C(2)(18)		100		108
6.57% (1 Month EURIBOR + 4.00%), 10/27/2042, Series 2, Class D(2)(18)		100		109
Terwin Mortgage Trust Series TMTS 2005-10HE
5.45% (1 Month Term SOFR + 1.13%, 1.02% Floor), 06/25/2036, Series 2005-10HE, Class M5(2)		$1,313		1,169
Tesla Auto Lease Trust 2024-B
4.79%, 01/20/2027, Series 2024-B, Class A2A(1)		7,414		7,419
Thayer Park CLO Ltd.
5.59% (3 Month Term SOFR + 1.30%, 1.04% Floor), 04/20/2034, Series 2017-1A, Class A1R(1)(2)		250		250
Theorem Funding Trust 2023-1
7.58%, 04/15/2029, Series 2023-1A, Class A(1)		1,732		1,742
Thrust Engine Leasing 2021 DAC
4.16%, 07/15/2040, Series 2021-1A, Class A(1)		2,980		2,882
TIF Funding III LLC
5.48%, 04/20/2049, Series 2024-1A, Class A(1)		3,196		3,214
T-Mobile U.S. Trust 2024-2
4.25%, 05/21/2029, Series 2024-2A, Class A(1)		6,900		6,879
Towd Point Mortgage Trust 2024-CES4
5.12%, 09/25/2064, Series 2024-CES4, Class A1(1)(4)		26,075		25,922
Tower Bridge Funding 2024-3 Plc
5.88% (Sterling Overnight Index Average + 1.40%), 12/20/2066, Series 3X, Class C(2)(18)	GBP	100		129
6.38% (Sterling Overnight Index Average + 1.90%), 12/20/2066, Series 3X, Class D(2)(18)		122		158
Toyota Auto Receivables 2024-D Owner Trust
4.40%, 06/15/2029, Series 2024-D, Class A3		$13,000		13,026
4.55%, 08/16/2027, Series 2024-D, Class A2A		10,688		10,694
Trafigura Securitisation Finance Plc
5.73% (SOFR + 1.40%, 1.40% Floor), 11/15/2027, Series 2024-1A, Class A1(1)(2)		17,950		17,955
TRESTLES CLO 2017-1 Ltd.
5.76% (3 Month Term SOFR + 1.46%, 1.46% Floor), 07/25/2037, Series 2017-1A, Class A1RR(1)(2)		650		653
7.45% (3 Month Term SOFR + 3.15%, 3.15% Floor), 07/25/2037, Series 2017-1A, Class D1RR(1)(2)		500		500
Trestles CLO IV Ltd.
5.72% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/21/2034, Series 2021-4A, Class A(1)(2)		950		951
TRESTLES CLO V LTD
5.72% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/20/2034, Series 2021-5A, Class A1(1)(2)		340		340
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(1)		1,270		1,245
Tricon American Homes 2020-SFR1
2.05%, 07/17/2038, Series 2020-SFR1, Class B(1)		1,180		1,138
2.55%, 07/17/2038, Series 2020-SFR1, Class D(1)		1,220		1,182
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(1)		1,855		1,741
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1(1)		1,760		1,692
2.89%, 07/17/2038, Series 2021-SFR1, Class E2(1)		4,695		4,507
Tricon Residential 2024-SFR2 Trust
4.75%, 06/17/2040, Series 2024-SFR2, Class A(1)		4,997		4,965
6.00%, 06/17/2040, Series 2024-SFR2, Class D(1)		12,000		11,843
Trimaran Cavu 2021-2 Ltd.
6.31% (3 Month Term SOFR + 2.01%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1(1)(2)		2,500		2,499
Trimaran CAVU 2024-1 Ltd.
5.64% (3 Month Term SOFR + 1.38%, 1.38% Floor), 01/25/2038, Series 2024-1A, Class A(1)(2)		1,900		1,902
6.01% (3 Month Term SOFR + 1.75%, 1.75% Floor), 01/25/2038, Series 2024-1A, Class B(1)(2)		280		280
Trinitas CLO VII Ltd.
5.37% (3 Month Term SOFR + 1.06%, 1.06% Floor), 01/25/2035, Series 2017-7A, Class A1R2(1)(2)		7,290		7,257
Trinitas CLO XVIII Ltd.
5.72% (3 Month Term SOFR + 1.43%, 1.17% Floor), 01/20/2035, Series 2021-18A, Class A1(1)(2)		250		250
Trinitas CLO XXIX Ltd.
7.69% (3 Month Term SOFR + 3.40%, 3.40% Floor), 07/23/2037, Series 2024-29A, Class D1(1)(2)		2,000		2,002
Trinitas CLO XXVIII LTD
5.85% (3 Month Term SOFR + 1.55%, 1.55% Floor), 04/25/2037, Series 2024-28A, Class A1(1)(2)		320		321
Uniti Fiber Abs Issuer LLC
5.88%, 04/20/2055, Series 2025-1A, Class A2(1)		1,600		1,636

	$		$
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A(1)		1,152		1,152
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A(1)		886		876
Vantage Data Centers Jersey Borrower Spv Ltd
6.17%, 05/28/2039, Series 1X, Class A2(18)	GBP	892		1,167
Vantage Data Centers LLC
1.99%, 09/15/2045, Series 2020-2A, Class A2(1)		$3,040		2,823
VCAT 2025-NPL1 LLC
5.88%, 01/25/2055, Series 2025-NPL1, Class A1(1)(4)		5,790		5,803
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055, Series 2025-NPL3, Class A1(1)(4)		15,246		15,246
Verdelite Static CLO 2024-1 Ltd.
5.94% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/20/2032, Series 2024-1A, Class B(1)(2)		250		250
Verizon Master Trust
4.17%, 08/20/2030, Series 2024-6, Class A1A		48,100		47,877
Vista Point Securitization Trust 2024-CES1
6.68%, 05/25/2054, Series 2024-CES1, Class A1(1)(4)		6,958		7,035
Vista Point Securitization Trust Series 2024-CES2
5.66%, 10/25/2054, Series 2024-CES2, Class A2(1)(4)		2,000		1,994
Volofin Finance Designated Activity Co.
5.94%, 06/15/2037, Series 2024-1A, Class A(1)		8,245		8,282
VOLT XCII LLC
5.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(4)		90		90
VOLT XCIII LLC
5.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(4)		645		644
VOLT XCIV LLC
6.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(4)		1,476		1,476
VOLT XCIX LLC
6.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(4)		2,929		2,930
VOLT XCVI LLC
6.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(4)		600		600
VOLT XCVII LLC
6.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(4)		3,463		3,465
Volvo Financial Equipment LLC Series 2024-1
4.56%, 05/17/2027, Series 2024-1A, Class A2(1)		16,800		16,812
5.07%, 09/15/2025, Series 2024-1A, Class A1(1)		6,612		6,615
Voya CLO 2013-2 Ltd.
5.53% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R(1)(2)		611		611
Voya CLO 2014-1 Ltd.
5.54% (3 Month Term SOFR + 1.25%), 04/18/2031, Series 2014-1A, Class AAR2(1)(2)		669		670
Voya CLO 2015-3 Ltd.
5.99% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2031, Series 2015-3A, Class A3R3(1)(2)		1,500		1,499
Voya CLO 2016-1 Ltd.
5.62% (3 Month Term SOFR + 1.33%, 1.07% Floor), 01/20/2031, Series 2016-1A, Class A1R(1)(2)		249		249
Voya CLO 2018-1 Ltd.
5.50% (3 Month Term SOFR + 1.21%), 04/19/2031, Series 2018-1A, Class A1(1)(2)		168		168
Voya CLO 2018-3 Ltd.
5.50% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/15/2031, Series 2018-3A, Class A1R2(1)(2)		1,364		1,363
Voya CLO 2019-2 Ltd.
5.49% (3 Month Term SOFR + 1.20%, 1.20% Floor), 07/20/2032, Series 2019-2A, Class AR(1)(2)		3,434		3,435
Voya CLO 2020-1 Ltd.
6.27% (3 Month Term SOFR + 1.96%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)		9,000		8,992
VStrong Auto Receivables Trust 2024-A
5.77%, 07/15/2030, Series 2024-A, Class B(1)		1,500		1,522
5.79%, 08/16/2027, Series 2024-A, Class A2(1)		653		655
7.29%, 07/15/2030, Series 2024-A, Class D(1)		300		313
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
4.27%, 02/25/2037, Series 2007-HY1, Class 4A1(5)		5,181		4,617
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
5.89% (12 Month U.S. Treasury Average + 1.25%, 1.25% Floor), 04/25/2047, Series 2007-OA3, Class 5A(2)		254		218
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(1)		3,154		2,949
WAVE 2019-1 LLC
3.60%, 09/15/2044, Series 2019-1, Class A(1)		410		382
Wellfleet CLO 2021-3 Ltd.
6.36% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/15/2035, Series 2021-3A, Class B(1)(2)		6,165		6,171
Wellington Management CLO 1 Ltd.
6.09% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/20/2036, Series 2023-1A, Class A(1)(2)		250		251
Wellington Management CLO 4 Ltd.
5.43% (3 Month Term SOFR + 1.15%, 1.15% Floor), 04/18/2038, Series 2025-4A, Class A(1)(2)		690		689
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D(1)		2,480		2,542
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)		5,285		5,425
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029, Series 2023-3A, Class D(1)		5,675		5,833
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029, Series 2023-4A, Class D(1)		9,020		9,416
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030, Series 2024-2A, Class D(1)		2,400		2,445
Westlake Automobile Receivables Trust 2024-3
4.71%, 04/17/2028, Series 2024-3A, Class A3(1)		6,600		6,612
4.82%, 09/15/2027, Series 2024-3A, Class A2A(1)		21,547		21,566

	$		$
5.21%, 04/15/2030, Series 2024-3A, Class D(1)		6,605		6,632
Westlake Automobile Receivables Trust 2025-1
5.14%, 10/15/2030, Series 2025-1A, Class C(1)		4,000		4,033
5.54%, 11/15/2030, Series 2025-1A, Class D(1)		3,500		3,541
Wheels Fleet Lease Funding 1 LLC
4.80%, 09/19/2039, Series 2024-3A, Class A1(1)		3,110		3,121
Whitebox CLO I Ltd.
5.62% (3 Month Term SOFR + 1.32%, 1.32% Floor), 07/24/2036, Series 2019-1A, Class A1RR(1)(2)		250		250
6.30% (3 Month Term SOFR + 2.00%, 2.00% Floor), 07/24/2036, Series 2019-1A, Class CRR(1)(2)		500		500
Whitebox CLO III Ltd.
5.57% (3 Month Term SOFR + 1.27%, 1.27% Floor), 10/15/2035, Series 2021-3A, Class A1R(1)(2)		330		329
Whitebox CLO IV Ltd.
6.44% (3 Month Term SOFR + 2.15%, 2.15% Floor), 04/20/2036, Series 2023-4A, Class A1(1)(2)		250		250
Wildwood Park CLO Ltd.
5.78% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/20/2037, Series 2024-1A, Class A(1)(2)		1,250		1,256
Willis Engine Structured Trust IV
4.75%, 09/15/2043, Series 2018-A, Class A(1)(4)		365		361
5.44%, 09/15/2043, Series 2018-A, Class B(1)(4)		542		536
Willis Engine Structured Trust VI
3.10%, 05/15/2046, Series 2021-A, Class A(1)		2,130		1,957
Willis Engine Structured Trust VII
8.00%, 10/15/2048, Series 2023-A, Class A(1)		10,530		10,914
Wingstop Funding LLC
5.86%, 12/05/2054, Series 2024-1A, Class A2(1)		4,935		5,004
World Financial Network Credit Card Master Trust
5.47%, 02/15/2031, Series 2024-A, Class A		10,900		11,115
World Omni Auto Receivables Trust 2022-D
5.61%, 02/15/2028, Series 2022-D, Class A3		859		864
Ziply Fiber Issuer LLC
6.64%, 04/20/2054, Series 2024-1A, Class A2(1)		9,800		10,091
7.81%, 04/20/2054, Series 2024-1A, Class B(1)		5,000		5,184

Total Asset-Backed Obligations (Cost: $5,346,401)				5,272,231

Corporate Bonds – 25.42%
Basic Materials – 0.64%
Anglo American Capital Plc
4.75%, 03/16/2052(1)		1,389		1,168
5.50%, 05/02/2033(1)		2,283		2,294
5.63%, 04/01/2030(1)		368		378
ArcelorMittal SA
6.75%, 03/01/2041		12,270		12,779
6.80%, 11/29/2032		920		990
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033		3,000		2,897
CSN Resources SA
5.88%, 04/08/2032(1)		200		162
Ecolab, Inc.
2.13%, 08/15/2050		694		377
First Quantum Minerals Ltd.
9.38%, 03/01/2029(1)		10,805		11,363
Freeport Indonesia PT
4.76%, 04/14/2027(18)		200		198
Freeport-McMoRan, Inc.
4.25%, 03/01/2030		6,345		6,113
Glencore Funding LLC
2.50%, 09/01/2030(1)		11,507		10,126
2.63%, 09/23/2031(1)		4,910		4,234
2.85%, 04/27/2031(1)		11,709		10,317
3.88%, 10/27/2027(1)		8,185		8,018
4.88%, 03/12/2029(1)		8,160		8,154
5.40%, 05/08/2028(1)		828		843
5.63%, 04/04/2034(1)		3,155		3,168
5.67%, 04/01/2035(1)		6,840		6,863
5.70%, 05/08/2033(1)		17,355		17,742
6.13%, 10/06/2028(1)		16,775		17,458
6.38%, 10/06/2030(1)		22,994		24,378
6.50%, 10/06/2033(1)		49,030		52,507
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(1)		12,544		11,675
2.30%, 11/01/2030(1)		9,230		7,977
4.38%, 06/01/2047		2,905		2,270
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/2028(1)		200		201
6.95%, 10/17/2031(1)		213		212
OCP SA
4.50%, 10/22/2025(18)		259		258
6.75%, 05/02/2034(1)		441		453
POSCO
5.75%, 01/17/2028(1)		200		205
Samarco Mineracao SA
9.00%, 06/30/2031(1)(6)		608		588
9.00%, 06/30/2031(6)(18)		1,090		1,055
Steel Dynamics, Inc.
5.25%, 05/15/2035		7,260		7,191

	$		$
5.38%, 08/15/2034		10,885		10,914
Suzano Austria GmbH
5.00%, 01/15/2030		200		195
Syngenta Finance NV
4.89%, 04/24/2025(1)		550		550
Vedanta Resources Finance II Plc
9.48%, 07/24/2030(1)		400		396
9.85%, 04/24/2033(1)		200		200
10.88%, 09/17/2029(1)		1,153		1,189
11.25%, 12/03/2031(1)		373		394
Volcan Compania Minera SAA
8.75%, 01/24/2030(1)		71		70
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025		2,029

Total Basic Materials				250,549

Communications – 2.06%
Altice Financing SA
5.00%, 01/15/2028(1)		$520		390
5.75%, 08/15/2029(1)		1,016		743
9.63%, 07/15/2027(1)		1,300		1,102
Altice France SA
3.38%, 01/15/2028	EUR	100		86
5.13%, 07/15/2029(1)		$400		313
5.50%, 01/15/2028(1)		1,500		1,198
5.50%, 10/15/2029(1)		700		555
8.13%, 02/01/2027(1)		5,935		5,307
Amazon.com, Inc.
2.50%, 06/03/2050		2,126		1,286
4.10%, 04/13/2062		3,054		2,420
AT&T, Inc.
3.50%, 09/15/2053		3,569		2,434
3.65%, 09/15/2059		5,806		3,916
3.80%, 12/01/2057		8,300		5,827
4.50%, 03/09/2048		424		352
5.15%, 02/15/2050		1,102		998
5.45%, 03/01/2047		685		651
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030(1)		955		886
Charter Communications Operating LLC
2.30%, 02/01/2032		8,270		6,696
2.80%, 04/01/2031		11,895		10,270
3.85%, 04/01/2061		11,459		6,960
3.95%, 06/30/2062		31,992		19,655
4.40%, 12/01/2061		1,633		1,084
4.80%, 03/01/2050		15,315		11,546
6.48%, 10/23/2045		343		326
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051		35,347		22,291
3.90%, 06/01/2052		16,398		10,603
5.13%, 07/01/2049		3,520		2,794
5.25%, 04/01/2053		24,330		19,661
5.38%, 04/01/2038		980		883
5.75%, 04/01/2048		5,030		4,338
6.83%, 10/23/2055		10,620		10,333
Cogent Communications Group LLC
7.00%, 06/15/2027(1)		872		879
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030(1)		446		401
Comcast Corp.
2.65%, 08/15/2062		1,087		571
2.99%, 11/01/2063		1,885		1,072
4.60%, 08/15/2045		1,407		1,218
5.50%, 05/15/2064		1,103		1,036
Consolidated Communications, Inc.
6.50%, 10/01/2028(1)		1,010		974
CSC Holdings LLC
3.38%, 02/15/2031(1)		10,305		7,372
4.13%, 12/01/2030(1)		2,415		1,749
4.50%, 11/15/2031(1)		6,505		4,717
4.63%, 12/01/2030(1)		26,845		13,064
5.00%, 11/15/2031(1)		940		444
5.38%, 02/01/2028(1)		2,440		2,081
5.75%, 01/15/2030(1)		4,097		2,171
6.50%, 02/01/2029(1)		9,021		7,465
7.50%, 04/01/2028(1)		1,000		707
11.75%, 01/31/2029(1)		7,359		7,137
Digicel Group Holdings Ltd.
0.00%, 12/31/2030(1)(17)		190		11
Digicel Intermediate Holdings Ltd. / Digicel International Finance Ltd. / Difl U.S.
12.00%, 05/25/2027(6)		190		190
Digicel Midco Ltd. / Difl U.S. II LLC
10.50%, 11/25/2028(6)		138		126
Discovery Communications LLC
4.90%, 03/11/2026		544		544

	$		$
DISH DBS Corp.
5.25%, 12/01/2026(1)		16,695		15,325
5.75%, 12/01/2028(1)		17,535		14,788
EchoStar Corp.
10.75%, 11/30/2029		40,750		42,819
Expedia Group, Inc.
2.95%, 03/15/2031		30,140		27,002
3.25%, 02/15/2030		16,347		15,237
5.40%, 02/15/2035		32,605		32,473
Frontier Communications Holdings LLC
8.63%, 03/15/2031(1)		4,863		5,180
Global Switch Finance BV
1.38%, 10/07/2030	EUR	5,130		5,189
Intelsat Jackson Holdings SA
6.50%, 03/15/2030(1)		$33,276		31,614
Meta Platforms, Inc.
4.65%, 08/15/2062		4,902		4,201
5.55%, 08/15/2064		3,770		3,709
5.75%, 05/15/2063		3,040		3,087
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753		6,775
5.40%, 04/15/2034		21,570		21,822
Netflix, Inc.
3.63%, 06/15/2025(1)		3,500		3,491
4.63%, 05/15/2029	EUR	2,300		2,649
4.88%, 06/15/2030(1)		$31,166		31,495
4.90%, 08/15/2034		3,775		3,778
5.38%, 11/15/2029(1)		1,415		1,461
5.88%, 11/15/2028		10,972		11,475
6.38%, 05/15/2029		12,834		13,735
Paramount Global
2.90%, 01/15/2027		3,158		3,055
3.38%, 02/15/2028		1,021		981
3.70%, 10/04/2026		1,518		1,485
4.38%, 03/15/2043		764		566
4.60%, 01/15/2045		1,030		772
5.25%, 04/01/2044		1,410		1,134
5.85%, 09/01/2043		823		721
6.38% (5 Year CMT Index + 4.00%), 03/30/2062(2)		585		571
Prosus NV
1.99%, 07/13/2033	EUR	4,100		3,705
Rakuten Group, Inc.
9.75%, 04/15/2029(18)		$5,200		5,646
Sirius XM Radio LLC
4.00%, 07/15/2028(1)		1,095		1,022
SoftBank Group Corp.
7.00%, 07/08/2031(18)		5,000		5,132
Sprint Capital Corp.
6.88%, 11/15/2028		1,262		1,347
8.75%, 03/15/2032		27,750		33,375
Sprint LLC
7.63%, 03/01/2026		5,512		5,598
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
5.15%, 03/20/2028(1)		16,597		16,635
Time Warner Cable LLC
4.50%, 09/15/2042		18,370		13,993
5.50%, 09/01/2041		11,204		9,718
5.88%, 11/15/2040		12,615		11,566
6.55%, 05/01/2037		2,135		2,118
T-Mobile USA, Inc.
2.25%, 02/15/2026		14,809		14,506
2.40%, 03/15/2029		1,515		1,392
2.70%, 03/15/2032		2,720		2,353
3.38%, 04/15/2029		10,920		10,373
3.50%, 04/15/2031		15,220		14,073
3.88%, 04/15/2030		33,716		32,322
4.70%, 01/15/2035		24,455		23,533
5.13%, 05/15/2032		5,165		5,197
5.75%, 01/15/2034		10,390		10,823
5.80%, 09/15/2062		5,099		5,005
5.88%, 11/15/2055		1,195		1,203
Uber Technologies, Inc.
4.50%, 08/15/2029		6,455		6,332
4.50%, 08/15/2029(1)		19,150		18,812
4.80%, 09/15/2034		22,450		21,804
7.50%, 09/15/2027(1)		759		768
VeriSign, Inc.
5.25%, 06/01/2032		1,270		1,281
Verizon Communications, Inc.
1.50%, 09/18/2030		620		526
1.68%, 10/30/2030		1,566		1,333
2.36%, 03/15/2032		1,638		1,386
5.25%, 04/02/2035		3,945		3,955
7.75%, 12/01/2030		2,280		2,609

	$		$
VF Ukraine PAT via VFU Funding Plc
9.63%, 02/11/2027(18)		150		147
9.63%, 02/11/2027(1)		507		498
Vmed O2 UK Financing I Plc
7.75%, 04/15/2032(1)		1,160		1,163
VZ Secured Financing BV
5.00%, 01/15/2032(1)		6,500		5,648
WOM SA
5.00%, 01/31/2032(17)(18)		660		660
12.50%, 01/31/2031(17)(18)		155		155

Total Communications				814,135

Consumer, Cyclical – 2.26%
ABRA Global Finance
14.00%, 10/22/2029(1)(6)		1,018		971
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026(1)		5,380		5,271
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027(1)		1,000		996
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		472		458
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025		1,352		1,338
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029		152		142
American Airlines 2017-2 Class B
3.70%, 10/15/2025		646		641
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028		6,096		5,851
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034		9,352		8,203
AutoZone, Inc.
4.00%, 04/15/2030		8,465		8,166
Azul Secured Finance LLP
4.36% (SOFR + 0.00%), 01/28/2030(1)(6)		181		201
11.93%, 08/28/2028		490		429
BorgWarner, Inc.
5.40%, 08/15/2034		5,930		5,867
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)		1,291		1,246
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029(1)		1,568		1,494
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)		306		285
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032(1)		272		262
Carnival Corp.
4.00%, 08/01/2028(1)		19,400		18,560
5.75%, 03/15/2030(1)		18,860		18,784
6.13%, 02/15/2033(1)		27,165		26,769
7.00%, 08/15/2029(1)		2,120		2,218
Carvana Co.
9.00%, 06/01/2030(1)(6)		10,018		10,605
9.00%, 06/01/2031(1)(6)		12,926		14,361
Choice Hotels International, Inc.
5.85%, 08/01/2034		3,165		3,172
Dillard’s, Inc.
7.00%, 12/01/2028		380		399
7.75%, 07/15/2026		135		139
7.75%, 05/15/2027		85		89
Dollar General Corp.
3.50%, 04/03/2030		1,840		1,722
DR Horton, Inc.
5.00%, 10/15/2034		14,546		14,176
5.50%, 10/15/2035		6,046		6,078
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 04/01/2026(1)		5,740		5,682
5.88%, 04/01/2029(1)		9,385		8,496
FirstCash, Inc.
5.63%, 01/01/2030(1)		3,594		3,485
Ford Motor Credit Co. LLC
2.70%, 08/10/2026		7,851		7,571
2.90%, 02/16/2028		750		694
3.38%, 11/13/2025		10,000		9,881
3.82%, 11/02/2027		4,440		4,236
4.13%, 08/17/2027		6,472		6,252
4.27%, 01/09/2027		435		426
4.39%, 01/08/2026		700		696
4.95%, 05/28/2027		10,826		10,669
5.13%, 11/05/2026		7,500		7,451
5.80%, 03/05/2027		23,800		23,903
5.80%, 03/08/2029		5,800		5,743
5.81% (SOFR + 1.45%), 11/05/2026(2)		11,100		11,120
6.80%, 05/12/2028		2,044		2,099
6.95%, 03/06/2026		1,100		1,112

	$		$
General Motors Financial Co., Inc.
5.40%, 04/06/2026		7,242		7,272
5.85%, 04/06/2030		1,770		1,802
5.95%, 04/04/2034		1,493		1,485
6.00%, 01/09/2028		17,350		17,794
6.10%, 01/07/2034		2,113		2,122
Gol Finance SA
14.82% (1 Month Term SOFR + 10.50%), 04/29/2025(1)(2)		347		357
Greene King Finance Plc
4.06%, 03/15/2035	GBP	2,659		3,199
5.11%, 03/15/2034		348		439
Grupo Posadas SAB de CV
7.00%, 12/30/2027(4)(18)		$357		335
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032(1)		14,500		14,368
Home Depot, Inc.
4.50%, 12/06/2048		600		517
4.95%, 06/25/2034		5,230		5,248
Hyatt Hotels Corp.
5.25%, 06/30/2029		1,400		1,414
5.38%, 12/15/2031		4,500		4,482
Hyundai Capital America
4.30%, 09/24/2027(1)		20,000		19,764
5.30%, 03/19/2027(1)		7,700		7,783
5.35%, 03/19/2029(1)		3,800		3,849
5.40% (SOFR + 1.04%), 03/19/2027(1)(2)		6,000		6,003
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		538		466
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		2,584		2,421
Las Vegas Sands Corp.
3.50%, 08/18/2026		5,000		4,903
Latam Airlines Group SA
7.88%, 04/15/2030(1)		240		238
LG Electronics, Inc.
5.63%, 04/24/2027(1)		200		204
Live Nation Entertainment, Inc.
3.75%, 01/15/2028(1)		5,000		4,758
Lowe’s Companies, Inc.
3.50%, 04/01/2051		848		584
5.80%, 10/15/2036		1,431		1,487
Marriott International, Inc.
2.75%, 10/15/2033		1,322		1,098
2.85%, 04/15/2031		3,830		3,406
5.10%, 04/15/2032		2,700		2,690
5.30%, 05/15/2034		6,705		6,691
5.50%, 04/15/2037		16,095		15,915
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(1)		745		683
McDonald’s Corp.
4.25%, 03/07/2035	EUR	1,865		2,082
MDC Holdings, Inc.
6.00%, 01/15/2043		$5,015		4,906
Melco Resorts Finance Ltd.
5.63%, 07/17/2027(18)		3,000		2,937
5.75%, 07/21/2028(18)		3,000		2,880
7.63%, 04/17/2032(1)		217		216
Meritage Homes Corp.
3.88%, 04/15/2029(1)		1,730		1,647
5.65%, 03/15/2035		25,415		25,006
MGM China Holdings Ltd.
7.13%, 06/26/2031(1)		200		204
7.13%, 06/26/2031(18)		5,200		5,307
Michaels Companies, Inc.
5.25%, 05/01/2028(1)		4,207		2,888
7.88%, 05/01/2029(1)		5,800		3,077
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(1)		1,833		1,841
Mitchells & Butlers Finance Plc
5.07% (SOFR + 0.71%), 12/15/2030(2)		4,417		4,211
6.01%, 12/15/2028	GBP	200		260
NCL Corp. Ltd.
5.88%, 03/15/2026(1)		$206		206
5.88%, 02/15/2027(1)		7,150		7,140
8.13%, 01/15/2029(1)		12,205		12,838
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)		45,200		42,903
2.00%, 03/09/2026(1)		14,300		13,770
2.45%, 09/15/2028(1)		4,800		4,325
2.75%, 03/09/2028(1)		14,600		13,408
5.30%, 09/13/2027(1)		2,200		2,183
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(1)		1,400		1,384
4.35%, 09/17/2027(1)		10,500		10,207

	$		$
4.81%, 09/17/2030(1)		48,275		45,852
Papa John’s International, Inc.
3.88%, 09/15/2029(1)		2,410		2,258
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(1)		6,435		6,408
5.63%, 09/30/2031(1)		16,025		15,735
6.00%, 02/01/2033(1)		35,895		35,873
6.25%, 03/15/2032(1)		6,310		6,367
Stellantis Finance U.S., Inc.
6.45%, 03/18/2035(1)		2,400		2,382
Studio City Co. Ltd.
7.00%, 02/15/2027(18)		3,600		3,622
Travel + Leisure Co.
4.50%, 12/01/2029(1)		755		704
6.00%, 04/01/2027		5,015		5,026
U.S. Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025		190		189
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		435		408
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026		2,686		2,650
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		460		440
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028		1,161		1,084
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032		728		645
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027		9,632		9,809
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 01/15/2036		26,744		27,108
Volkswagen Financial Services AG
3.88%, 11/19/2031	EUR	13,500		14,498
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027(1)		$25,000		25,209
Volkswagen International Finance NV
7.88% (9 Year Swap Rate EUR + 4.78%), 09/06/2173(2)	EUR	4,600		5,546
Warnermedia Holdings, Inc.
3.76%, 03/15/2027		$33,589		32,761
4.28%, 03/15/2032		10,609		9,347
5.05%, 03/15/2042		17,680		14,141
5.14%, 03/15/2052		36,176		26,372
Wynn Macau Ltd.
5.50%, 10/01/2027(18)		3,000		2,929
5.63%, 08/26/2028(18)		3,000		2,886
Yum! Brands, Inc.
4.75%, 01/15/2030(1)		750		724
ZF North America Capital, Inc.
6.75%, 04/23/2030(1)		5,065		4,813
6.88%, 04/23/2032(1)		7,660		7,106

Total Consumer, Cyclical				890,904

Consumer, Non-cyclical – 2.62%
1375209 BC Ltd.
9.00%, 01/30/2028(1)		11,050		11,041
AA Bond Co. Ltd.
8.45%, 01/31/2028	GBP	3,320		4,541
Alcon Finance Corp.
5.38%, 12/06/2032(1)		$5,350		5,443
Altria Group, Inc.
3.40%, 02/04/2041		6,773		4,967
4.25%, 08/09/2042		5,329		4,271
4.45%, 05/06/2050		1,777		1,393
4.50%, 05/02/2043		726		601
6.20%, 02/14/2059		1,010		1,012
American Medical Systems Europe BV
3.00%, 03/08/2031	EUR	11,990		12,739
Amgen, Inc.
4.20%, 02/22/2052		$2,250		1,769
5.75%, 03/02/2063		6,402		6,239
Anheuser-Busch InBev SA/NV
3.95%, 03/22/2044	EUR	10,035		10,422
Ashtead Capital, Inc.
5.50%, 08/11/2032(1)		$2,475		2,466
5.55%, 05/30/2033(1)		3,820		3,789
5.80%, 04/15/2034(1)		6,590		6,629
5.95%, 10/15/2033(1)		3,530		3,581
Bacardi Ltd.
4.70%, 05/15/2028(1)		232		231
Bacardi Ltd. / Bacardi-Martini BV
5.40%, 06/15/2033(1)		13,960		13,676
Bacardi-Martini BV
6.00%, 02/01/2035(1)		4,500		4,539
BAT Capital Corp.
2.73%, 03/25/2031		27,430		24,292

	$		$
3.56%, 08/15/2027		1,646		1,606
4.54%, 08/15/2047		9,982		7,974
4.76%, 09/06/2049		1,343		1,093
5.28%, 04/02/2050		1,668		1,466
5.65%, 03/16/2052		5,151		4,742
5.83%, 02/20/2031		5,200		5,407
6.00%, 02/20/2034		3,500		3,647
6.34%, 08/02/2030		1,000		1,063
6.42%, 08/02/2033		800		854
7.08%, 08/02/2043		6,105		6,669
7.08%, 08/02/2053		8,427		9,267
Bausch Health Companies, Inc.
4.88%, 06/01/2028(1)		2,360		1,906
Bayer U.S. Finance II LLC
2.85%, 04/15/2025(1)		8,635		8,629
4.25%, 12/15/2025(1)		2,035		2,026
4.38%, 12/15/2028(1)		800		779
4.40%, 07/15/2044(1)		6,355		4,841
4.88%, 06/25/2048(1)		11,025		8,818
Bayer U.S. Finance LLC
6.13%, 11/21/2026(1)		5,712		5,818
6.38%, 11/21/2030(1)		200		209
6.50%, 11/21/2033(1)		12,290		12,914
6.88%, 11/21/2053(1)		12,649		13,079
Centene Corp.
2.45%, 07/15/2028		2,274		2,075
2.50%, 03/01/2031		4,732		3,989
2.63%, 08/01/2031		1,200		1,009
3.00%, 10/15/2030		29,171		25,515
3.38%, 02/15/2030		11,102		10,041
4.25%, 12/15/2027		1,947		1,900
4.63%, 12/15/2029		27,430		26,281
Cigna Group
3.40%, 03/01/2027		6,858		6,725
Coca-Cola Co.
2.50%, 03/15/2051		772		461
CommonSpirit Health
1.55%, 10/01/2025		3,450		3,395
2.78%, 10/01/2030		5,970		5,369
CVS Health Corp.
5.05%, 03/25/2048		10,673		9,108
5.13%, 07/20/2045		5,397		4,705
6.75% (5 Year CMT Index + 2.52%), 12/10/2054(2)		5,180		5,157
7.00% (5 Year CMT Index + 2.89%), 03/10/2055(2)		6,000		6,047
CVS Pass-Through Trust
5.77%, 01/10/2033(1)		45		45
5.77%, 01/10/2033		1,668		1,670
6.04%, 12/10/2028		651		656
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)		3,621		3,500
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)		8,073		7,379
DP World Salaam
6.00% (5 Year CMT Index + 5.75%), 01/01/2174(2)(18)		200		200
Elevance Health, Inc.
3.60%, 03/15/2051		2,181		1,546
4.55%, 05/15/2052		2,528		2,079
5.20%, 02/15/2035		17,575		17,632
5.38%, 06/15/2034		7,730		7,827
ELO SACA
4.88%, 12/08/2028	EUR	7,000		6,781
ERAC USA Finance LLC
4.90%, 05/01/2033(1)		$11,015		10,869
Flora Food Management BV
6.88%, 07/02/2029(1)	EUR	7,900		8,660
Fresenius Medical Care U.S. Finance III, Inc.
1.88%, 12/01/2026(1)		$9,545		9,121
Global Payments, Inc.
2.90%, 05/15/2030		5,565		5,045
2.90%, 11/15/2031		7,080		6,202
4.88%, 03/17/2031	EUR	2,900		3,272
5.30%, 08/15/2029		$3,700		3,757
5.40%, 08/15/2032		11,425		11,560
Grifols SA
4.75%, 10/15/2028(1)		654		604
7.50%, 05/01/2030	EUR	4,246		4,804
HAH Group Holding Co. LLC
9.75%, 10/01/2031(1)		$1,153		1,110
HCA, Inc.
3.50%, 09/01/2030		8,364		7,756
3.50%, 07/15/2051		1,158		764
4.13%, 06/15/2029		13,355		12,967
4.63%, 03/15/2052		5,025		4,000
5.25%, 04/15/2025		1,814		1,814

	$		$
5.25%, 06/15/2026		2,966		2,975
5.25%, 03/01/2030		2,900		2,934
5.45%, 04/01/2031		4,195		4,261
5.45%, 09/15/2034		6,827		6,768
5.50%, 03/01/2032		2,500		2,524
5.50%, 06/01/2033		17,540		17,606
5.60%, 04/01/2034		13,700		13,776
5.75%, 03/01/2035		6,010		6,064
5.88%, 02/15/2026		1,085		1,089
5.90%, 06/01/2053		2,655		2,537
6.10%, 04/01/2064		4,821		4,658
6.20%, 03/01/2055		899		893
7.58%, 09/15/2025		1,322		1,337
7.69%, 06/15/2025		840		844
Humana, Inc.
3.70%, 03/23/2029		11,540		11,056
4.88%, 04/01/2030		1,370		1,363
5.55%, 05/01/2035		6,690		6,614
Icon Investments Six DAC
6.00%, 05/08/2034		2,105		2,149
Illumina, Inc.
2.55%, 03/23/2031		13,240		11,425
4.65%, 09/09/2026		9,700		9,691
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033	EUR	3,600		3,307
Imperial Brands Finance Plc
3.50%, 07/26/2026(1)		$7,025		6,924
4.25%, 07/21/2025(1)		430		429
6.13%, 07/27/2027(1)		18,800		19,377
IQVIA, Inc.
5.70%, 05/15/2028		16,850		17,150
6.25%, 02/01/2029		375		390
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029		5,290		4,946
3.75%, 12/01/2031		7,152		6,528
4.38%, 02/02/2052		10,516		8,163
5.50%, 01/15/2030		5,130		5,211
6.75%, 03/15/2034		9,643		10,410
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group
5.95%, 04/20/2035(1)		3,635		3,736
JDE Peet’s NV
2.25%, 09/24/2031(1)		4,500		3,772
4.13%, 01/23/2030	EUR	1,700		1,896
4.50%, 01/23/2034		2,900		3,252
Johnson & Johnson
3.05%, 02/26/2033		9,540		10,217
Kedrion SpA
6.50%, 09/01/2029(1)		$6,835		6,469
Market Bidco Finco Plc
4.75%, 11/04/2027	EUR	3,300		3,457
Mars, Inc.
5.20%, 03/01/2035(1)		$8,280		8,321
Mass General Brigham, Inc.
3.34%, 07/01/2060		3,500		2,324
Medtronic Global Holdings SCA
1.75%, 07/02/2049	EUR	7,258		4,967
3.38%, 10/15/2034		1,130		1,200
ModivCare, Inc.
5.00%, 10/01/2029(1)(6)		$10,188		4,075
Molina Healthcare, Inc.
4.38%, 06/15/2028(1)		554		528
Mondelez International, Inc.
0.75%, 03/17/2033	EUR	5,460		4,777
2.38%, 03/06/2035		940		903
New York & Presbyterian Hospital
3.56%, 08/01/2036		$2,630		2,250
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033		3,490		3,452
5.30%, 05/19/2053		395		375
Pfizer, Inc.
2.70%, 05/28/2050		1,449		895
4.00%, 12/15/2036		423		385
Philip Morris International, Inc.
4.38%, 11/01/2027		2,600		2,599
4.63%, 11/01/2029		10,100		10,129
4.75%, 11/01/2031		8,000		7,976
4.88%, 02/13/2029		5,500		5,558
5.13%, 02/13/2031		8,400		8,546
Pilgrim’s Pride Corp.
3.50%, 03/01/2032		21,965		19,315
4.25%, 04/15/2031		2,650		2,489
6.25%, 07/01/2033		13,265		13,731
6.88%, 05/15/2034		6,900		7,432

	$		$
Pomona College
2.89%, 01/01/2051		1,820		1,164
Quanta Services, Inc.
4.75%, 08/09/2027		2,500		2,505
Revvity, Inc.
2.55%, 03/15/2031		11,115		9,640
Reynolds American, Inc.
7.00%, 08/04/2041		2,192		2,309
8.13%, 05/01/2040		2,868		3,397
Roche Holdings, Inc.
4.99%, 03/08/2034(1)		23,205		23,365
Rollins, Inc.
5.25%, 02/24/2035(1)		545		542
S&P Global, Inc.
1.25%, 08/15/2030		2,597		2,202
Sartorius Finance BV
4.88%, 09/14/2035	EUR	2,000		2,298
Smithfield Foods, Inc.
2.63%, 09/13/2031(1)		$10,000		8,503
3.00%, 10/15/2030(1)		925		824
Solventum Corp.
6.00%, 05/15/2064		3,384		3,323
Sotera Health Holdings LLC
7.38%, 06/01/2031(1)		1,090		1,108
Spectrum Brands, Inc.
3.88%, 03/15/2031(1)		339		289
Stryker Corp.
3.38%, 09/11/2032	EUR	2,960		3,182
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036		$2,430		2,422
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026		7,935		7,695
4.10%, 10/01/2046		45,383		32,791
4.75%, 05/09/2027		7,495		7,378
5.13%, 05/09/2029		4,885		4,773
6.75%, 03/01/2028		1,400		1,436
7.88%, 09/15/2029		6,355		6,836
8.13%, 09/15/2031		3,170		3,533
Thermo Fisher Scientific, Inc.
0.50%, 03/01/2028	EUR	8,710		8,849
U.S. Renal Care, Inc.
10.63%, 06/28/2028(1)		$195		166
United Rentals North America, Inc.
6.13%, 03/15/2034(1)		15,905		15,915
UnitedHealth Group, Inc.
3.88%, 12/15/2028		1,070		1,050
4.25%, 04/15/2047		1,517		1,250
5.15%, 07/15/2034		22,977		23,134
5.63%, 07/15/2054		5,845		5,737
Universal Health Services, Inc.
1.65%, 09/01/2026		8,275		7,920
Valvoline, Inc.
3.63%, 06/15/2031(1)		858		746
Verisk Analytics, Inc.
5.25%, 03/15/2035		20,305		20,281

Total Consumer, Non-cyclical				1,034,833

Energy – 3.04%
3R Lux Sarl
9.75%, 02/05/2031(1)		240		250
Aker BP ASA
3.10%, 07/15/2031(1)		5,635		4,962
3.75%, 01/15/2030(1)		15,485		14,630
4.00%, 01/15/2031(1)		17,735		16,582
5.13%, 10/01/2034(1)		5,495		5,244
Antero Resources Corp.
5.38%, 03/01/2030(1)		14,569		14,304
7.63%, 02/01/2029(1)		4,237		4,343
APA Corp.
5.25%, 02/01/2042(1)		648		542
Azule Energy Finance Plc
8.13%, 01/23/2030(1)		404		405
Cameron LNG LLC
3.30%, 01/15/2035(1)		7,534		6,377
3.40%, 01/15/2038(1)		2,061		1,731
Canadian Natural Resources Ltd.
5.00%, 12/15/2029(1)		4,200		4,198
5.40%, 12/15/2034(1)		32,825		32,431
6.25%, 03/15/2038		1,345		1,395
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039		8,850		7,082
3.70%, 11/15/2029		2,326		2,221
5.13%, 06/30/2027		703		709
Cheniere Energy Partners LP
3.25%, 01/31/2032		12,568		11,060
4.00%, 03/01/2031		34,441		32,300

	$		$
4.50%, 10/01/2029		2,205		2,145
5.75%, 08/15/2034		5,724		5,805
5.95%, 06/30/2033		13,120		13,475
Cheniere Energy, Inc.
5.65%, 04/15/2034		16,152		16,339
Chevron USA, Inc.
2.34%, 08/12/2050		1,104		638
CNX Resources Corp.
7.25%, 03/01/2032(1)		2,857		2,905
ConocoPhillips
4.88%, 10/01/2047		528		475
ConocoPhillips Co.
3.80%, 03/15/2052		478		354
5.55%, 03/15/2054		359		348
5.70%, 09/15/2063		841		818
Continental Resources, Inc.
2.88%, 04/01/2032(1)		40,207		33,662
4.38%, 01/15/2028		2,330		2,284
5.75%, 01/15/2031(1)		57,261		57,701
Continuum Energy Pte. Ltd.
12.50%, 09/11/2027(1)(5)(17)		3,409		3,375
DCP Midstream Operating LP
3.25%, 02/15/2032		15,045		13,150
5.13%, 05/15/2029		3,380		3,402
Devon Energy Corp.
5.20%, 09/15/2034		6,300		6,077
5.75%, 09/15/2054		788		721
5.88%, 06/15/2028		541		543
Diamondback Energy, Inc.
3.13%, 03/24/2031		17,221		15,587
3.25%, 12/01/2026		19,417		19,037
3.50%, 12/01/2029		19,557		18,498
4.25%, 03/15/2052		4,884		3,707
4.40%, 03/24/2051		5,486		4,283
5.55%, 04/01/2035		8,100		8,132
5.90%, 04/18/2064		8,492		7,988
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054		2,070		1,998
6.20%, 01/15/2055		640		669
Ecopetrol SA
7.75%, 02/01/2032		440		432
8.88%, 01/13/2033		825		851
Energean Israel Finance Ltd.
5.38%, 03/30/2028(1)		4,950		4,715
5.88%, 03/30/2031(1)		6,495		5,959
Energy Transfer LP
4.00%, 10/01/2027		5,865		5,776
4.95%, 06/15/2028		2,993		3,013
5.00%, 05/15/2050		6,688		5,632
5.15%, 02/01/2043		394		350
5.30%, 04/15/2047		667		590
5.40%, 10/01/2047		642		575
5.55%, 05/15/2034		3,705		3,703
5.60%, 09/01/2034		11,940		11,961
5.70%, 04/01/2035		18,323		18,459
5.75%, 02/15/2033		9,247		9,462
5.95%, 05/15/2054		2,239		2,138
6.00%, 06/15/2048		2,044		1,979
6.05%, 09/01/2054		5,270		5,117
6.25%, 04/15/2049		2,539		2,519
6.40%, 12/01/2030		8,700		9,272
6.55%, 12/01/2033		10,970		11,729
7.38%, 02/01/2031(1)		10,315		10,830
8.25%, 11/15/2029		995		1,126
EQT Corp.
3.13%, 05/15/2026(1)		5,027		4,938
3.63%, 05/15/2031(1)		24,984		22,821
3.90%, 10/01/2027		8,276		8,128
4.50%, 01/15/2029(1)		8,488		8,221
4.75%, 01/15/2031(1)		9,520		9,156
5.00%, 01/15/2029		7,101		7,148
5.70%, 04/01/2028		7,803		8,022
5.75%, 02/01/2034		6,725		6,856
6.38%, 04/01/2029(1)		760		778
7.00%, 02/01/2030		17,848		19,246
7.50%, 06/01/2027(1)		2,170		2,216
7.50%, 06/01/2030(1)		9,099		9,822
Expand Energy Corp.
4.75%, 02/01/2032		8,827		8,349
5.38%, 02/01/2029		5,659		5,635
5.38%, 03/15/2030		3,717		3,690
5.70%, 01/15/2035		19,168		19,237
5.88%, 02/01/2029(1)		1,087		1,085
6.75%, 04/15/2029(1)		3,529		3,573

	$		$
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(1)		1,556		1,370
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027		20,900		16,929
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000		14,760
2.95%, 01/27/2029(1)		$28,600		19,019
3.00%, 06/29/2027		10,000		7,800
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(1)		573		507
Greenko Dutch BV
3.85%, 03/29/2026(18)		2,640		2,560
Greenko Power II Ltd.
4.30%, 12/13/2028(18)		2,505		2,310
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025(18)		3,000		2,992
Harbour Energy Plc
6.33%, 04/01/2035(1)		6,400		6,372
Helmerich & Payne, Inc.
5.50%, 12/01/2034(1)		31,265		29,589
Hess Corp.
7.30%, 08/15/2031		2,087		2,362
India Cleantech Energy
4.70%, 08/10/2026(18)		2,370		2,314
India Green Power Holdings
4.00%, 02/22/2027(18)		2,600		2,467
KazMunayGas National Co. JSC
3.50%, 04/14/2033		351		297
5.38%, 04/24/2030		2,346		2,318
Leviathan Bond Ltd.
6.13%, 06/30/2025(1)		3,170		3,165
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031(1)		305		251
Medco Bell Pte Ltd.
6.38%, 01/30/2027(18)		696		691
Medco Laurel Tree Pte Ltd.
6.95%, 11/12/2028(18)		2,793		2,751
Medco Maple Tree Pte Ltd.
8.96%, 04/27/2029(1)		226		233
New Generation Gas Gathering LLC
0.00%, 09/30/2029(1)(5)(17)(18)		1,570		1,546
0.00%, 12/31/2049(17)		2,302		2,268
NGPL PipeCo LLC
3.25%, 07/15/2031(1)		8,025		7,027
4.88%, 08/15/2027(1)		4,268		4,258
ONEOK, Inc.
4.75%, 10/15/2031		5,500		5,390
6.50%, 09/01/2030(1)		4,475		4,747
Ovintiv, Inc.
6.50%, 08/15/2034		2,160		2,252
7.10%, 07/15/2053		1,152		1,217
Permian Resources Operating LLC
6.25%, 02/01/2033(1)		16,470		16,405
Pertamina Persero PT
3.10%, 08/27/2030(1)		4,663		4,216
Petroleos de Venezuela SA
5.38%, 04/12/2027(7)(8)		2,052		278
5.50%, 04/12/2037(7)(8)		2,500		340
6.00%, 05/16/2025(7)(8)		2,312		314
6.00%, 11/15/2026(7)(8)(18)		5,186		710
9.00%, 11/17/2025(7)(8)		200		30
9.75%, 05/17/2035(7)(8)		316		47
9.75%, 05/17/2035(7)(8)(18)		830		127
Petroleos Mexicanos
3.75%, 04/16/2026(18)	EUR	268		284
4.75%, 02/26/2029(18)		377		375
6.35%, 02/12/2048		$1,646		1,096
6.50%, 03/13/2027		2,698		2,640
6.70%, 02/16/2032		30,337		26,656
6.75%, 09/21/2047		3,816		2,609
7.69%, 01/23/2050		1,470		1,103
Petroleos Mexicanos (PEMEX)
7.50%, 03/20/2026(1)		8,329		8,287
Pioneer Natural Resources Co.
2.15%, 01/15/2031		1,071		933
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029		3,881		3,657
3.80%, 09/15/2030		11,638		10,968
4.30%, 01/31/2043		865		694
Pluspetrol Camisea SA / Pluspetrol Lote 56 SA
6.24%, 07/03/2036(1)		65		66
Puma International Financing SA
7.75%, 04/25/2029(18)		3,000		3,026

	$		$
QazaqGaz NC JSC
4.38%, 09/26/2027		600		581
ReNew Pvt Ltd.
5.88%, 03/05/2027(18)		5,200		5,116
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		83		85
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(1)		295		301
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030		7,540		7,401
5.00%, 03/15/2027		6,255		6,283
5.88%, 06/30/2026		5,368		5,414
5.90%, 09/15/2037		5,415		5,577
Saudi Arabian Oil Co.
5.88%, 07/17/2064(1)		1,000		935
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027(1)		1,345		1,346
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)		1,000		842
Targa Resources Corp.
4.20%, 02/01/2033		4,081		3,772
4.95%, 04/15/2052		4,135		3,492
5.50%, 02/15/2035		1,951		1,939
5.55%, 08/15/2035		6,280		6,271
6.13%, 03/15/2033		12,425		12,969
6.13%, 05/15/2055		735		730
6.50%, 03/30/2034		24,725		26,401
6.50%, 02/15/2053		517		538
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032		8,713		8,040
4.88%, 02/01/2031		8,573		8,392
5.00%, 01/15/2028		8,818		8,820
Thames Water Utilities Ltd
9.75%, 04/30/2028(17)	GBP	1,035		1,250
TMS Issuer Sarl
5.78%, 08/23/2032		$3,500		3,595
Topaz Solar Farms LLC
4.88%, 09/30/2039(1)		367		326
5.75%, 09/30/2039(1)		2,810		2,705
Var Energi ASA
7.50%, 01/15/2028(1)		5,135		5,441
8.00%, 11/15/2032(1)		14,515		16,308
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033(1)		5,080		4,372
6.25%, 01/15/2030(1)		2,270		2,304
Venture Global LNG, Inc.
7.00%, 01/15/2030(1)		12,863		12,672
9.50%, 02/01/2029(1)		30,000		32,169
9.88%, 02/01/2032(1)		16,182		17,187
Viper Energy, Inc.
5.38%, 11/01/2027(1)		7,231		7,164
7.38%, 11/01/2031(1)		5,635		5,890
Vista Energy Argentina SAU
7.63%, 12/10/2035(1)		573		558
Western Midstream Operating LP
4.05%, 02/01/2030		1,775		1,694
5.25%, 02/01/2050		2,350		2,003
5.30%, 03/01/2048		5,089		4,369
5.45%, 04/01/2044		1,256		1,122
5.50%, 08/15/2048		940		822
6.15%, 04/01/2033		13,915		14,367
6.35%, 01/15/2029		7,405		7,732
Whistler Pipeline LLC
5.70%, 09/30/2031(1)		3,640		3,682
5.95%, 09/30/2034(1)		4,065		4,109
Williams Companies, Inc.
5.15%, 03/15/2034		21,805		21,513
Woodside Finance Ltd.
5.10%, 09/12/2034		4,500		4,366
YPF SA
9.50%, 01/17/2031(1)		377		394

Total Energy				1,197,973

Financials – 8.70%
Acropolis Trade and Investments Ltd
11.04%, 03/31/2028(1)		7,806		7,806
AerCap Ireland Capital DAC
3.65%, 07/21/2027		200		195
3.88%, 01/23/2028		9,520		9,299
5.75%, 06/06/2028		971		999
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00%, 10/29/2028		46,935		44,105
3.30%, 01/30/2032		21,615		19,150
3.40%, 10/29/2033		8,325		7,185
4.95%, 09/10/2034		14,955		14,403
5.38%, 12/15/2031		5,980		6,025

	$		$
6.15%, 09/30/2030		8,535		9,007
6.50%, 07/15/2025		250		251
AIB Group Plc
6.61% (SOFR + 2.33%), 09/13/2029(1)(2)		2,960		3,125
Air Lease Corp.
5.85%, 12/15/2027		8,015		8,253
Aircastle Ltd.
5.95%, 02/15/2029(1)		3,340		3,435
6.50%, 07/18/2028(1)		12,835		13,373
Aircastle Ltd. / Aircastle Ireland DAC
5.25%, 03/15/2030(1)		3,310		3,299
5.75%, 10/01/2031(1)		12,585		12,833
Al Rajhi Sukuk Ltd.
6.25% (6 Year CMT Index USD + 1.59%), 07/21/2173(2)(18)		275		279
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027		253		250
3.95%, 01/15/2028		364		358
4.70%, 07/01/2030		42		42
Alpha Star Holding IX Ltd.
7.00%, 08/26/2028(18)		200		203
Alpha Star Holding VIII Ltd.
8.38%, 04/12/2027(18)		296		308
American Assets Trust LP
3.38%, 02/01/2031		10,870		9,578
6.15%, 10/01/2034		1,200		1,200
American Homes 4 Rent LP
2.38%, 07/15/2031		1,690		1,450
3.38%, 07/15/2051		3,567		2,363
3.63%, 04/15/2032		2,803		2,545
4.30%, 04/15/2052		1,303		1,017
American International Group, Inc.
4.75%, 04/01/2048		502		444
American Tower Corp.
2.10%, 06/15/2030		13,775		12,045
2.30%, 09/15/2031		17,878		15,287
2.70%, 04/15/2031		17,516		15,485
5.45%, 02/15/2034		7,578		7,688
5.50%, 03/15/2028		8,760		8,967
5.65%, 03/15/2033		6,855		7,066
5.90%, 11/15/2033		21,972		23,024
Americold Realty Operating Partnership LP
5.60%, 05/15/2032		3,600		3,614
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)		5,500		4,557
Andiron Financing LLC
0.00%, 01/21/2030(5)(17)(18)		32		32
0.00%, 01/21/2030(5)(17)(18)		308		308
Antares Holdings LP
2.75%, 01/15/2027(1)		8,970		8,536
3.75%, 07/15/2027(1)		20,265		19,371
7.95%, 08/11/2028(1)		2,715		2,865
Aon Corp.
2.80%, 05/15/2030		3,500		3,192
Aon Corp. / Aon Global Holdings Plc
2.05%, 08/23/2031		1,542		1,310
2.60%, 12/02/2031		9,185		7,995
Apollo Debt Solutions BDC
6.55%, 03/15/2032(1)		560		567
6.70%, 07/29/2031		6,084		6,277
Ares Strategic Income Fund
5.70%, 03/15/2028(1)		11,865		11,865
Arthur J Gallagher & Co.
5.00%, 02/15/2032		3,345		3,345
5.15%, 02/15/2035		4,315		4,276
5.45%, 07/15/2034		3,795		3,853
Associated Banc-Corp.
6.46% (SOFR + 3.03%), 08/29/2030(2)		433		438
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.09%, 12/15/2044(1)		7,700		7,847
Athene Global Funding
2.55%, 11/19/2030(1)		3,300		2,885
2.72%, 01/07/2029(1)		3,800		3,514
3.21%, 03/08/2027(1)		5,070		4,891
Athene Holding Ltd.
3.50%, 01/15/2031		1,835		1,699
4.13%, 01/12/2028		11,630		11,472
Aviation Capital Group LLC
1.95%, 01/30/2026(1)		5,720		5,586
4.88%, 10/01/2025(1)		2,789		2,788
5.13%, 04/10/2030(1)		285		283
6.25%, 04/15/2028(1)		3,810		3,944
6.38%, 07/15/2030(1)		13,350		14,008
6.75%, 10/25/2028(1)		10,810		11,412

	$		$
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(1)		35,158		32,912
2.75%, 02/21/2028(1)		6,105		5,739
3.25%, 02/15/2027(1)		1,791		1,736
4.25%, 04/15/2026(1)		515		512
4.38%, 05/01/2026(1)		886		881
5.38%, 05/30/2030(1)		5,160		5,167
5.50%, 01/15/2026(1)		1,069		1,073
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/2030		1,140		1,120
Banco Bilbao Vizcaya Argentaria SA
6.03% (1 Year CMT Index + 1.95%), 03/13/2035(2)		5,200		5,343
Banco Santander SA
6.03%, 01/17/2035		8,000		8,281
6.53% (1 Year CMT Index + 1.65%), 11/07/2027(2)		9,500		9,781
6.61%, 11/07/2028		7,200		7,651
Bancolombia SA
8.63% (5 Year CMT Index + 4.32%), 12/24/2034(2)		453		479
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(2)		15,954		15,520
1.73% (SOFR + 0.96%), 07/22/2027(2)		40,859		39,382
1.90% (SOFR + 1.53%), 07/23/2031(2)		3,918		3,369
1.92% (SOFR + 1.37%), 10/24/2031(2)		11,090		9,489
2.09% (SOFR + 1.06%), 06/14/2029(2)		18,275		16,899
2.30% (SOFR + 1.22%), 07/21/2032(2)		4,831		4,126
2.48% (5 Year CMT Index + 1.20%), 09/21/2036(2)		18,070		15,070
2.50% (3 Month Term SOFR + 1.25%), 02/13/2031(2)		8,466		7,600
2.59% (SOFR + 2.15%), 04/29/2031(2)		25,457		22,865
2.83% (SOFR + 1.88%), 10/24/2051(2)		554		346
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030(2)		596		549
2.97% (SOFR + 1.33%), 02/04/2033(2)		5,740		5,033
2.97% (SOFR + 1.56%), 07/21/2052(2)		4,741		3,039
3.42% (3 Month Term SOFR + 1.30%), 12/20/2028(2)		1,224		1,186
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028(2)		7,649		7,485
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028(2)		783		770
3.85% (5 Year CMT Index + 2.00%), 03/08/2037(2)		11,670		10,474
3.95% (3 Month Term SOFR + 1.45%), 01/23/2049(2)		1,656		1,290
3.97% (3 Month Term SOFR + 1.33%), 03/05/2029(2)		3,535		3,473
4.08% (3 Month Term SOFR + 3.41%), 03/20/2051(2)		1,812		1,424
4.18%, 11/25/2027		16,659		16,509
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029(2)		5,139		5,077
4.33% (3 Month Term SOFR + 1.78%), 03/15/2050(2)		1,086		895
4.57% (SOFR + 1.83%), 04/27/2033(2)		5,836		5,640
4.88%, 04/01/2044		1,426		1,310
4.95% (SOFR + 2.04%), 07/22/2028(2)		3,937		3,969
5.20% (SOFR + 1.63%), 04/25/2029(2)		20,476		20,803
5.47% (SOFR + 1.65%), 01/23/2035(2)		3,305		3,353
5.51% (SOFR + 1.31%), 01/24/2036(2)		16,696		16,992
5.74% (SOFR + 1.70%), 02/12/2036(2)		4,640		4,631
5.87% (SOFR + 1.84%), 09/15/2034(2)		3,020		3,152
Bank of Montreal
4.57% (SOFR + 0.88%), 09/10/2027(2)		5,300		5,303
5.24% (SOFR + 0.88%), 09/10/2027(2)		9,100		9,130
Bank of Nova Scotia
4.40% (SOFR + 1.00%), 09/08/2028(2)		3,900		3,882
5.36% (SOFR + 1.00%), 09/08/2028(2)		10,200		10,255
Barclays Plc
4.84% (SOFR + 1.34%), 09/10/2028(2)		5,400		5,405
4.94% (SOFR + 1.56%), 09/10/2030(2)		11,300		11,264
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)		3,900		3,912
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(2)		5,000		5,074
6.22% (SOFR + 2.98%), 05/09/2034(2)		6,789		7,072
7.39% (1 Year CMT Index + 3.30%), 11/02/2028(2)		3,100		3,293
7.44% (1 Year CMT Index + 3.50%), 11/02/2033(2)		3,900		4,353
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico/TX
1.88%, 09/18/2025(1)		6,755		6,654
BGC Group, Inc.
6.15%, 04/02/2030(1)		5,725		5,701
Blackrock, Inc.
3.75%, 07/18/2035	EUR	5,125		5,550
Blue Owl Capital Corp.
2.88%, 06/11/2028		$1,673		1,535
5.95%, 03/15/2029		7,244		7,263
Blue Owl Credit Income Corp.
4.70%, 02/08/2027		920		909
Blue Owl Finance LLC
6.25%, 04/18/2034		18,530		18,978
Blue Owl Technology Finance Corp.
6.10%, 03/15/2028(1)		5,110		5,097
BNP Paribas SA
5.50% (SOFR + 1.59%), 05/20/2030(1)(2)		1,800		1,832
5.79% (SOFR + 1.62%), 01/13/2033(1)(2)		19,000		19,427
BPCE SA
5.94% (SOFR + 1.85%), 05/30/2035(1)(2)		2,000		2,014
6.29% (SOFR + 2.04%), 01/14/2036(1)(2)		15,046		15,555

	$		$
6.71% (SOFR + 2.27%), 10/19/2029(1)(2)		8,600		9,057
7.00% (SOFR + 2.59%), 10/19/2034(1)(2)		56,600		61,632
CaixaBank SA
6.21% (SOFR + 2.70%), 01/18/2029(1)(2)		7,400		7,674
6.84% (SOFR + 2.77%), 09/13/2034(1)(2)		6,600		7,168
Capital One Financial Corp.
6.18% (SOFR + 2.04%), 01/30/2036(2)		396		395
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
4.75%, 03/27/2034	EUR	7,480		8,361
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026(7)(8)		$300		34
6.00%, 07/16/2025(7)(8)		1,755		203
6.45%, 11/07/2025(7)(8)		660		74
Citadel LP
6.00%, 01/23/2030(1)		3,855		3,918
6.38%, 01/23/2032(1)		2,920		2,996
Citigroup, Inc.
2.56% (SOFR + 1.17%), 05/01/2032(2)		1,729		1,502
2.67% (SOFR + 1.15%), 01/29/2031(2)		11,515		10,389
2.98% (SOFR + 1.42%), 11/05/2030(2)		2,380		2,192
3.06% (SOFR + 1.35%), 01/25/2033(2)		3,842		3,368
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028(2)		10,864		10,559
3.79% (SOFR + 1.94%), 03/17/2033(2)		3,197		2,924
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030(2)		1,150		1,115
4.41% (SOFR + 3.91%), 03/31/2031(2)		3,027		2,950
4.91% (SOFR + 2.09%), 05/24/2033(2)		3,415		3,349
5.33% (SOFR + 1.47%), 03/27/2036(2)		2,550		2,541
5.45% (SOFR + 1.45%), 06/11/2035(2)		8,467		8,515
5.61% (SOFR + 1.75%), 03/04/2056(2)		3,021		2,951
6.63%, 01/15/2028		1,035		1,094
CNA Financial Corp.
5.13%, 02/15/2034		2,970		2,950
CNO Financial Group, Inc.
5.25%, 05/30/2025		580		580
5.25%, 05/30/2029		3,840		3,845
CNO Global Funding
4.88%, 12/10/2027(1)		3,200		3,208
4.95%, 09/09/2029(1)		2,600		2,609
5.88%, 06/04/2027(1)		8,600		8,821
COPT Defense Properties LP
2.75%, 04/15/2031		1,555		1,347
CoStar Group, Inc.
2.80%, 07/15/2030(1)		11,975		10,661
Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026(7)(8)		500		48
3.30%, 01/12/2031(7)(8)		4,895		465
3.88%, 10/22/2030(7)(8)		300		29
Cousins Properties LP
5.38%, 02/15/2032		2,600		2,589
Credicorp Capital Sociedad Titulizadora SA
10.10%, 12/15/2043(1)	PEN	11,700		3,392
Credit Agricole SA
4.63% (SOFR + 1.21%), 09/11/2028(1)(2)		$3,300		3,290
5.57% (SOFR + 1.21%), 09/11/2028(1)(2)		6,250		6,300
5.86% (SOFR + 1.74%), 01/09/2036(1)(2)		6,100		6,241
6.25% (SOFR + 2.67%), 01/10/2035(1)(2)		18,765		19,183
Crown Castle, Inc.
2.10%, 04/01/2031		1,938		1,630
2.25%, 01/15/2031		456		390
2.50%, 07/15/2031		3,045		2,600
3.30%, 07/01/2030		2,000		1,834
5.60%, 06/01/2029		1,166		1,192
Danske Bank
4.61% (1 Year CMT Index + 1.10%), 10/02/2030(1)(2)		4,000		3,945
DaVinciRe Holdings Ltd.
5.95%, 04/15/2035(1)		3,200		3,208
Deutsche Bank AG
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(2)(3)	EUR	800		797
2.13% (SOFR + 1.87%), 11/24/2026(2)(18)		$900		884
3.55% (SOFR + 3.04%), 09/18/2031(2)		9,800		9,011
5.00% (SOFR + 1.70%), 09/11/2030(2)		9,450		9,405
5.40% (SOFR + 2.05%), 09/11/2035(2)		2,600		2,535
6.72% (SOFR + 3.18%), 01/18/2029(2)		2,400		2,512
EPR Properties
4.75%, 12/15/2026		140		139
4.95%, 04/15/2028		414		410
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034		1,195		1,218
Equinix, Inc.
2.15%, 07/15/2030		21,570		18,909
2.50%, 05/15/2031		7,753		6,767
3.20%, 11/18/2029		8,645		8,087
3.40%, 02/15/2052		1,291		876
3.90%, 04/15/2032		1,560		1,454

	$		$
Equitable Financial Life Global Funding
1.70%, 11/12/2026(1)		1,055		1,009
1.80%, 03/08/2028(1)		7,665		7,082
Essential Properties LP
2.95%, 07/15/2031		2,800		2,428
Extra Space Storage LP
2.20%, 10/15/2030		4,425		3,852
2.35%, 03/15/2032		4,150		3,471
2.40%, 10/15/2031		244		208
2.55%, 06/01/2031		3		3
3.90%, 04/01/2029		5,102		4,925
4.00%, 06/15/2029		1,446		1,398
5.50%, 07/01/2030		2,769		2,839
5.90%, 01/15/2031		8,695		9,057
F&G Global Funding
5.88%, 01/16/2030(1)		9,100		9,257
Farmers Exchange Capital II
6.15% (3 Month Term SOFR + 4.01%), 11/01/2053(1)(2)		5,700		5,448
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		8,000		7,200
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000		2,433
7.00% (10 Year CMT Index + 3.86%), 10/15/2064(1)(2)		1,860		1,899
Fidelity National Financial, Inc.
2.45%, 03/15/2031		6,840		5,889
3.40%, 06/15/2030		5,874		5,413
4.50%, 08/15/2028		15,455		15,331
First American Financial Corp.
2.40%, 08/15/2031		6,800		5,737
5.45%, 09/30/2034		1,500		1,468
FNB Corp.
5.72% (SOFR + 1.93%), 12/11/2030(2)		5,060		5,055
GA Global Funding Trust
4.40%, 09/23/2027(1)		12,000		11,929
5.20%, 12/09/2031(1)		5,700		5,669
5.50%, 04/01/2032(1)		9,500		9,571
GGAM Finance Ltd.
8.00%, 02/15/2027(1)		3,050		3,125
8.00%, 06/15/2028(1)		2,697		2,828
Global Atlantic Finance Co.
3.13%, 06/15/2031(1)		2,115		1,865
4.40%, 10/15/2029(1)		1,127		1,089
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032		16,772		14,517
4.00%, 01/15/2030		1,043		986
4.00%, 01/15/2031		5,844		5,448
5.30%, 01/15/2029		4,516		4,522
5.75%, 06/01/2028		14,898		15,159
6.25%, 09/15/2054		6,747		6,631
6.75%, 12/01/2033		5,587		5,929
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(2)		43,135		41,833
1.54% (SOFR + 0.82%), 09/10/2027(2)		13,410		12,830
1.95% (SOFR + 0.91%), 10/21/2027(2)		8,845		8,484
1.99% (SOFR + 1.09%), 01/27/2032(2)		5,205		4,407
2.38% (SOFR + 1.25%), 07/21/2032(2)		1,458		1,249
2.62% (SOFR + 1.28%), 04/22/2032(2)		746		651
2.64% (SOFR + 1.11%), 02/24/2028(2)		3,090		2,983
2.65% (SOFR + 1.26%), 10/21/2032(2)		16,705		14,437
2.91% (SOFR + 1.47%), 07/21/2042(2)		1,092		771
3.10% (SOFR + 1.41%), 02/24/2033(2)		522		460
4.48% (SOFR + 1.73%), 08/23/2028(2)		6,325		6,310
5.02% (SOFR + 1.42%), 10/23/2035(2)		3,829		3,723
5.05% (SOFR + 1.21%), 07/23/2030(2)		7,330		7,391
5.33% (SOFR + 1.55%), 07/23/2035(2)		14,124		14,054
5.56% (SOFR + 1.58%), 11/19/2045(2)		2,752		2,682
5.73% (SOFR + 1.70%), 01/28/2056(2)		932		928
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034(1)		7,600		7,512
Guardian Life Global Funding
1.63%, 09/16/2028(1)		5,000		4,551
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034(1)		10,000		9,884
Healthcare Realty Holdings LP
2.00%, 03/15/2031		3		3
3.10%, 02/15/2030		4,438		4,072
3.50%, 08/01/2026		2,000		1,967
3.63%, 01/15/2028		1,092		1,055
Healthpeak OP LLC
2.88%, 01/15/2031		1,980		1,772
3.50%, 07/15/2029		231		219
Highwoods Realty LP
4.13%, 03/15/2028		358		347

	$		$
Host Hotels & Resorts LP
5.50%, 04/15/2035		33,880		33,197
HPS Corporate Lending Fund
5.45%, 01/14/2028		1,930		1,922
HSBC Holdings Plc
2.01% (SOFR + 1.73%), 09/22/2028(2)		5,045		4,720
2.10% (SOFR + 1.93%), 06/04/2026(2)		3,665		3,648
2.21% (SOFR + 1.29%), 08/17/2029(2)		1,800		1,649
4.58% (3 Month Term SOFR + 1.80%), 06/19/2029(2)		3,200		3,172
Hudson Pacific Properties LP
3.25%, 01/15/2030		4,473		3,080
3.95%, 11/01/2027		12,315		10,888
4.65%, 04/01/2029		1,220		922
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.00%, 06/15/2030		3,867		3,655
9.75%, 01/15/2029		3,772		3,749
10.00%, 11/15/2029(1)		1,337		1,328
ING Groep NV
6.11% (SOFR + 2.09%), 09/11/2034(2)		4,225		4,431
Intercontinental Exchange, Inc.
2.10%, 06/15/2030		3,955		3,491
Intesa Sanpaolo SpA
6.63%, 06/20/2033		20,000		21,360
7.20%, 11/28/2033		1,100		1,217
7.20%, 11/28/2033(1)		7,000		7,762
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032		4		4
4.88%, 02/01/2035		4,480		4,286
5.50%, 08/15/2033		2,647		2,664
JAB Holdings BV
4.38%, 04/25/2034	EUR	1,600		1,751
Jackson National Life Global Funding
4.60%, 10/01/2029(1)		$16,700		16,516
4.90%, 01/13/2027(1)		12,400		12,454
5.32% (SOFR + 0.97%), 01/14/2028(1)(2)		8,000		8,067
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/2034		800		773
Jefferies Financial Group, Inc.
4.85%, 01/15/2027		1,500		1,500
5.88%, 07/21/2028		10,330		10,607
6.20%, 04/14/2034		14,090		14,362
6.25%, 01/15/2036		1,430		1,465
6.45%, 06/08/2027		3,660		3,790
6.50%, 01/20/2043		1,125		1,146
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(2)		6,799		6,601
1.47% (SOFR + 0.77%), 09/22/2027(2)		60		57
1.58% (SOFR + 0.89%), 04/22/2027(2)		25,398		24,627
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031(2)		7,559		6,420
1.95% (SOFR + 1.07%), 02/04/2032(2)		19,030		16,189
2.07% (SOFR + 1.02%), 06/01/2029(2)		5,333		4,938
2.52% (SOFR + 2.04%), 04/22/2031(2)		21,112		18,944
2.55% (SOFR + 1.18%), 11/08/2032(2)		4,776		4,131
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032(2)		5,992		5,265
2.74% (3 Month Term SOFR + 1.51%), 10/15/2030(2)		6,869		6,303
2.95% (SOFR + 1.17%), 02/24/2028(2)		7,115		6,912
2.96% (SOFR + 1.26%), 01/25/2033(2)		7,451		6,577
3.11% (SOFR + 2.44%), 04/22/2051(2)		2,605		1,734
3.96% (3 Month Term SOFR + 1.64%), 11/15/2048(2)		1,098		866
4.32% (SOFR + 1.56%), 04/26/2028(2)		372		370
4.51% (SOFR + 0.86%), 10/22/2028(2)		21,201		21,180
4.85% (SOFR + 1.99%), 07/25/2028(2)		2,269		2,283
4.92% (SOFR + 0.80%), 01/24/2029(2)		1,750		1,767
4.98% (SOFR + 0.93%), 07/22/2028(2)		1,260		1,271
5.01% (SOFR + 1.31%), 01/23/2030(2)		4,434		4,483
5.58% (SOFR + 1.16%), 04/22/2030(2)		1,495		1,542
5.77% (SOFR + 1.49%), 04/22/2035(2)		7,148		7,429
JPMorgan Chase & Co.
1.05% (SOFR + 0.80%), 11/19/2026(2)		11,150		10,907
3.33% (SOFR + 1.58%), 04/22/2052(2)		1,715		1,191
3.51% (3 Month Term SOFR + 1.21%), 01/23/2029(2)		3,280		3,188
4.20% (3 Month Term SOFR + 1.52%), 07/23/2029(2)		891		879
4.59% (SOFR + 1.80%), 04/26/2033(2)		4,780		4,657
4.60% (SOFR + 1.04%), 10/22/2030(2)		10,570		10,500
5.00% (SOFR + 1.13%), 07/22/2030(2)		20,064		20,246
5.14% (SOFR + 0.90%), 01/24/2031(2)		11,741		11,924
5.28% (SOFR + 0.92%), 04/22/2028(2)		14,300		14,396
5.50% (SOFR + 1.32%), 01/24/2036(2)		12,636		12,908
5.57% (SOFR + 0.93%), 04/22/2028(2)		17,906		18,264
6.09% (SOFR + 1.57%), 10/23/2029(2)		22,600		23,662
6.50% (5 Year CMT Index + 2.15%), 04/01/2174(2)		29,915		30,616
KeyBank N.A./Cleveland OH
3.90%, 04/13/2029		1,662		1,596
5.00%, 01/26/2033		6,701		6,526

	$		$
Kimco Realty OP LLC
3.25%, 08/15/2026		1,665		1,630
Lloyds Banking Group Plc
5.09% (1 Year CMT Index + 0.85%), 11/26/2028(2)		9,300		9,392
5.42% (SOFR + 1.06%), 11/26/2028(2)		17,000		17,035
Logan Group Co. Ltd.
4.25%, 07/12/2025(7)(8)		2,205		154
4.85%, 12/14/2026(7)(8)		2,995		210
LSEGA Financing Plc
2.00%, 04/06/2028(1)		6,811		6,335
LXP Industrial Trust
2.38%, 10/01/2031		2,050		1,710
M&T Bank Corp.
5.05% (SOFR + 1.85%), 01/27/2034(2)		679		656
5.39% (SOFR + 1.61%), 01/16/2036(2)		4,505		4,418
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030(1)		3,255		3,209
5.20%, 03/27/2028(1)		10,370		10,377
Magellan Capital Holdings Plc
8.38% (1 Year CMT Index + 4.23%), 07/08/2029(2)(18)		307		317
Marex Group Plc
6.40%, 11/04/2029		2,100		2,135
Marsh & McLennan Companies, Inc.
4.90%, 03/15/2049		375		340
5.00%, 03/15/2035		20,635		20,420
5.40%, 03/15/2055		685		661
5.45%, 03/15/2054		362		351
5.70%, 09/15/2053		594		603
6.25%, 11/01/2052		315		339
MDGH GMTN RSC Ltd.
4.38%, 11/22/2033(1)		200		191
Metropolitan Life Global Funding I
5.15%, 03/28/2033(1)		5,610		5,626
Morgan Stanley
0.00%, 04/02/2032(4)(18)		14,800		9,887
0.50% (3 Month EURIBOR + 0.87%), 10/26/2029(2)(3)	EUR	150		148
1.51% (SOFR + 0.86%), 07/20/2027(2)		$3,292		3,164
1.59% (SOFR + 0.88%), 05/04/2027(2)		10,418		10,089
1.79% (SOFR + 1.03%), 02/13/2032(2)		4,316		3,616
1.93% (SOFR + 1.02%), 04/28/2032(2)		10,085		8,449
2.24% (SOFR + 1.18%), 07/21/2032(2)		25,560		21,763
2.48% (SOFR + 1.00%), 01/21/2028(2)		24,470		23,598
2.48% (SOFR + 1.36%), 09/16/2036(2)		20,625		17,100
2.51% (SOFR + 1.20%), 10/20/2032(2)		2,354		2,021
2.70% (SOFR + 1.14%), 01/22/2031(2)		3,376		3,058
2.94% (SOFR + 1.29%), 01/21/2033(2)		8,697		7,629
3.22% (SOFR + 1.49%), 04/22/2042(2)		751		562
3.62% (SOFR + 3.12%), 04/01/2031(2)		1,800		1,700
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029(2)		7,393		7,231
3.95%, 04/23/2027		4,664		4,613
4.68% (SOFR + 1.67%), 07/17/2026(2)		2,300		2,300
5.04% (SOFR + 1.22%), 07/19/2030(2)		2,230		2,249
5.12% (SOFR + 1.73%), 02/01/2029(2)		13,509		13,694
5.16% (SOFR + 1.59%), 04/20/2029(2)		7,553		7,655
5.32% (SOFR + 1.56%), 07/19/2035(2)		3,610		3,610
5.42% (SOFR + 1.88%), 07/21/2034(2)		5,875		5,943
5.59% (SOFR + 1.42%), 01/18/2036(2)		7,305		7,460
5.66% (SOFR + 1.26%), 04/18/2030(2)		20,098		20,720
5.83% (SOFR + 1.58%), 04/19/2035(2)		16,265		16,855
5.94% (5 Year CMT Index + 1.80%), 02/07/2039(2)		35,780		36,115
5.95% (5 Year CMT Index + 2.43%), 01/19/2038(2)		2,945		2,977
6.30% (SOFR + 2.24%), 10/18/2028(2)		7,414		7,710
Morgan Stanley Bank N.A.
4.45% (SOFR + 0.68%), 10/15/2027(2)		1,676		1,674
5.04% (SOFR + 0.69%), 10/15/2027(2)		6,400		6,411
Mutual of Omaha Cos Global Funding
5.00%, 04/01/2030(1)		5,300		5,320
Nationwide Building Society
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650		5,434
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600		8,480
NatWest Group Plc
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)		4,390		4,304
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)		2,900		2,905
4.96% (1 Year CMT Index + 1.22%), 08/15/2030(2)		13,200		13,212
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)		6,600		6,641
5.52% (1 Year CMT Index + 2.27%), 09/30/2028(2)		3,700		3,767
5.81% (1 Year CMT Index + 1.95%), 09/13/2029(2)		11,800		12,177
New York Life Global Funding
2.35%, 07/14/2026(1)		1,000		976
New York Life Insurance Co.
3.75%, 05/15/2050(1)		2,736		2,016
NNN REIT, Inc.
3.50%, 04/15/2051		2,065		1,390
Nomura Holdings, Inc.
2.17%, 07/14/2028		19,200		17,724

	$		$
Norinchukin Bank
5.09%, 10/16/2029(1)		2,100		2,117
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(1)		2,420		1,685
Old Republic International Corp.
3.88%, 08/26/2026		5,155		5,097
Panama Infrastructure Receivable Purchaser Plc
0.00%, 04/05/2032(1)		7,059		4,970
PNC Financial Services Group, Inc.
6.88% (SOFR + 2.28%), 10/20/2034(2)		6,258		6,919
Prologis LP
1.25%, 10/15/2030		670		561
Realty Income Corp.
2.20%, 06/15/2028		1,212		1,128
3.40%, 01/15/2028		3,938		3,823
3.40%, 01/15/2030		4,450		4,197
5.13%, 07/06/2034	EUR	8,395		9,773
Regency Centers LP
3.70%, 06/15/2030		$1,359		1,289
4.13%, 03/15/2028		970		959
Rexford Industrial Realty LP
2.15%, 09/01/2031		1,135		948
RGA Global Funding
5.05%, 12/06/2031(1)		10,600		10,590
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(1)		8,290		7,945
3.63%, 03/01/2029		4,385		4,041
3.88%, 03/01/2031(1)		29,710		26,614
4.00%, 10/15/2033(1)		29,285		25,121
Sammons Financial Group Global Funding
5.10%, 12/10/2029(1)		6,400		6,438
Sammons Financial Group, Inc.
6.88%, 04/15/2034(1)		3,700		3,944
Santander Holdings USA, Inc.
5.35% (SOFR + 1.94%), 09/06/2030(2)		4,600		4,581
5.74% (SOFR + 1.88%), 03/20/2031(2)		7,900		7,958
Santander UK Group Holdings Plc
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(2)		2,895		2,856
1.67% (SOFR + 0.99%), 06/14/2027(2)		3,939		3,795
2.47% (SOFR + 1.22%), 01/11/2028(2)		800		769
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)		4,990		4,855
4.86% (SOFR + 1.55%), 09/11/2030(2)		5,300		5,249
5.69% (SOFR + 1.52%), 04/15/2031(2)		22,700		23,172
6.53% (SOFR + 2.60%), 01/10/2029(2)		13,600		14,140
SBA Tower Trust
4.83%, 10/15/2029(1)		11,000		10,906
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049		1,300		65
Selective Insurance Group, Inc.
5.90%, 04/15/2035		3,200		3,227
Shimao Group Holdings Ltd.
3.45%, 01/11/2031(7)(8)		5,645		288
4.60%, 07/13/2030(7)(8)		400		21
4.75%, 07/03/2025(7)(8)		4,359		229
5.20%, 01/16/2027(7)(8)		4,595		235
5.60%, 07/15/2026(7)(8)		3,025		151
6.13%, 02/21/2026(7)(8)		1,275		65
Simon Property Group LP
2.65%, 07/15/2030		3,540		3,203
Sixth Street Lending Partners
6.13%, 07/15/2030(1)		2,074		2,087
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026		3,400		3,387
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		10,400		8,956
6.69% (1 Year CMT Index + 2.95%), 01/10/2034(1)(2)		19,000		19,975
SoFi Consumer Loan Program Trust 2025-2 A
4.71%, 04/25/2034(1)		35,688		35,688
SoFi Consumer Loan Program Trust 2025-2 B
4.84%, 04/25/2034(1)		3,656		3,656
SoFi Consumer Loan Program Trust 2025-2 C
5.16%, 04/25/2034(1)		2,843		2,843
SoFi Consumer Loan Program Trust 2025-2 D
5.46%, 04/25/2034(1)		2,088		2,088
SoFi Consumer Loan Program Trust 2025-2 R
0.00%, 04/25/2034(1)		5,725		6,925
SoFi Personal Loan Trust
0.00%, 02/12/2031(5)		56		1,642
Standard Chartered Plc
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		8,880		7,852
Stewart Information Services Corp.
3.60%, 11/15/2031		18,925		16,912
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170(4)	EUR	3,876		4,722

	$		$
Store Capital LLC
5.40%, 04/30/2030(1)		$3,780		3,786
Suci Second Investment Co.
4.38%, 09/10/2027		6,000		5,948
Sumitomo Mitsui Trust Bank Ltd.
5.34% (SOFR + 0.98%), 09/10/2027(1)(2)		3,100		3,131
Sunac China Holdings Ltd.
6.00%, 09/30/2025(1)(6)		27		3
6.25%, 09/30/2026(1)(6)		27		3
6.50%, 09/30/2027(1)(6)		54		6
6.75%, 09/30/2028(1)(6)		82		9
7.00%, 09/30/2029(1)(6)		82		9
7.25%, 09/30/2030(1)(6)		39		4
Synchrony Financial
2.88%, 10/28/2031		11,297		9,554
3.95%, 12/01/2027		546		532
5.15%, 03/19/2029		3,849		3,831
5.45% (SOFR + 1.68%), 03/06/2031(2)		24,534		24,358
5.94% (SOFR + 2.13%), 08/02/2030(2)		14,556		14,761
7.25%, 02/02/2033		14,181		14,598
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(1)		1,980		1,323
4.27%, 05/15/2047(1)		515		418
4.90%, 09/15/2044(1)		1,505		1,350
Times China Holdings Ltd.
5.75%, 01/14/2027(7)(8)		5,214		169
6.20%, 03/22/2026(7)(8)		1,950		68
6.75%, 07/08/2025(7)(8)		1,715		56
U.S. Bancorp
4.84% (SOFR + 1.60%), 02/01/2034(2)		5,251		5,102
5.85% (SOFR + 2.09%), 10/21/2033(2)		2,799		2,901
UBS AG/Stamford CT
7.50%, 02/15/2028		44,900		48,351
UBS Group AG
1.31% (SOFR + 0.98%), 02/02/2027(1)(2)		10,300		10,016
3.09% (SOFR + 1.73%), 05/14/2032(1)(2)		11,700		10,415
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(2)		540		527
4.19% (SOFR + 3.73%), 04/01/2031(1)(2)		33,164		31,972
4.88%, 05/15/2045		483		435
5.62% (1 Year SOFR Swap Rate + 1.34%), 09/13/2030(1)(2)		21,700		22,277
5.70% (1 Year CMT Index + 1.77%), 02/08/2035(1)(2)		15,240		15,628
5.96% (1 Year CMT Index + 2.20%), 01/12/2034(1)(2)		13,100		13,628
6.25% (1 Year CMT Index + 1.80%), 09/22/2029(1)(2)		3,300		3,449
6.44% (SOFR + 3.70%), 08/11/2028(1)(2)		11,390		11,815
6.54% (SOFR + 3.92%), 08/12/2033(1)(2)		23,550		25,233
7.75% (CMS 1 Year Rate EUR + 4.95%), 03/01/2029(2)	EUR	1,500		1,826
9.02% (SOFR + 5.02%), 11/15/2033(1)(2)		$5,535		6,764
UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600		2,571
3.13% (1 Year CMT Index + 1.55%), 06/03/2032(1)(2)		7,680		6,836
5.46% (5 Year CMT Index + 4.75%), 06/30/2035(1)(2)		3,880		3,812
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.50%, 02/15/2028(1)		1,599		1,699
VICI Properties LP
4.75%, 02/15/2028		3,770		3,770
4.75%, 04/01/2028		1,805		1,809
4.95%, 02/15/2030		4,664		4,624
5.13%, 11/15/2031		10,978		10,826
5.13%, 05/15/2032		16,982		16,621
5.63%, 04/01/2035		11,040		10,978
5.63%, 05/15/2052		4,944		4,509
6.13%, 04/01/2054		2,904		2,831
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027(1)		5,958		5,829
3.88%, 02/15/2029(1)		8,778		8,381
4.13%, 08/15/2030(1)		8,896		8,374
4.25%, 12/01/2026(1)		11,555		11,429
4.50%, 09/01/2026(1)		5,000		4,973
4.50%, 01/15/2028(1)		10,079		9,952
4.63%, 06/15/2025(1)		1,050		1,050
4.63%, 12/01/2029(1)		9,551		9,266
5.75%, 02/01/2027(1)		1,966		1,992
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(1)(7)(8)		30		3
Wells Fargo & Co.
2.39% (SOFR + 2.10%), 06/02/2028(2)		12,269		11,710
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031(2)		10,203		9,196
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030(2)		16,770		15,456
3.35% (SOFR + 1.50%), 03/02/2033(2)		17,417		15,627
3.53% (SOFR + 1.51%), 03/24/2028(2)		15,925		15,604
3.90%, 05/01/2045		653		515
4.48% (3 Month Term SOFR + 4.03%), 04/04/2031(2)		1,800		1,769
4.61% (SOFR + 2.13%), 04/25/2053(2)		2,234		1,896
4.90% (SOFR + 2.10%), 07/25/2033(2)		3,370		3,322

	$		$
5.01% (3 Month Term SOFR + 4.50%), 04/04/2051(2)		3,196		2,877
5.21% (SOFR + 1.38%), 12/03/2035(2)		4,068		4,040
5.24% (SOFR + 1.11%), 01/24/2031(2)		20,820		21,169
5.43% (SOFR + 1.07%), 04/22/2028(2)		24,100		24,276
5.50% (SOFR + 1.78%), 01/23/2035(2)		4,530		4,592
5.57% (SOFR + 1.74%), 07/25/2029(2)		4,850		4,982
6.30% (SOFR + 1.79%), 10/23/2029(2)		900		946
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630		9,277
Willis North America, Inc.
5.35%, 05/15/2033		7,720		7,782
WOM Mobile SA
11.00%, 04/01/2031(1)		279		281
WP Carey, Inc.
4.25%, 07/23/2032	EUR	4,105		4,505
Zions Bancorp N.A.
6.82% (SOFR + 2.83%), 11/19/2035(2)		$3,849		3,927

Total Financials				3,432,670

Industrials – 1.88%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061(1)		200		141
Ambipar Lux Sarl
10.88%, 02/05/2033(1)		200		205
Amcor Finance USA, Inc.
3.63%, 04/28/2026		12,260		12,129
Amcor Flexibles North America, Inc.
5.50%, 03/17/2035(1)		14,365		14,414
Amphenol Corp.
5.00%, 01/15/2035		10,885		10,868
5.25%, 04/05/2034		4,155		4,229
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.13%, 08/15/2026(1)		1,475		1,355
5.25%, 08/15/2027(1)		445		204
5.25%, 08/15/2027(1)		9,556		4,373
Artera Services LLC
8.50%, 02/15/2031(1)		1,598		1,491
BAE Systems Plc
3.40%, 04/15/2030(1)		11,723		10,989
5.25%, 03/26/2031(1)		1,595		1,626
5.30%, 03/26/2034(1)		26,715		27,049
Berry Global, Inc.
1.57%, 01/15/2026		1,353		1,319
1.65%, 01/15/2027		2,340		2,220
4.88%, 07/15/2026(1)		8,658		8,642
Boeing Co.
2.20%, 02/04/2026		50,426		49,336
3.63%, 02/01/2031		18,979		17,597
5.15%, 05/01/2030		22,725		22,866
5.71%, 05/01/2040		13,561		13,183
5.81%, 05/01/2050		41,645		39,644
5.93%, 05/01/2060		845		795
6.26%, 05/01/2027		14,330		14,744
6.39%, 05/01/2031		3,830		4,081
6.53%, 05/01/2034		14,510		15,547
6.86%, 05/01/2054		19,180		20,833
7.01%, 05/01/2064		8,129		8,809
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052		760		478
3.05%, 02/15/2051		1,689		1,121
4.45%, 01/15/2053		834		706
5.50%, 03/15/2055		2,350		2,341
Caterpillar, Inc.
3.25%, 09/19/2049		1,663		1,168
Cemex SAB de CV
3.88%, 07/11/2031		17,580		15,744
3.88%, 07/11/2031(1)		30,250		27,090
5.13% (5 Year CMT Index + 4.53%), 09/08/2173(1)(2)		5,670		5,552
5.20%, 09/17/2030(1)		8,900		8,695
5.45%, 11/19/2029(1)		3,460		3,439
5.45%, 11/19/2029		4,010		3,985
GFL Environmental, Inc.
6.75%, 01/15/2031(1)		2,450		2,525
Heathrow Funding Ltd.
1.13%, 10/08/2030	EUR	7,865		7,535
IHS Holding Ltd.
6.25%, 11/29/2028(1)		$534		515
Ingersoll Rand, Inc.
5.70%, 08/14/2033		20,320		20,972
IRB Infrastructure Developers Ltd.
7.11%, 03/11/2032(18)		5,200		5,242
Jabil, Inc.
3.00%, 01/15/2031		2,470		2,214
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028		15,265		15,926

	$		$
L3Harris Technologies, Inc.
5.35%, 06/01/2034		21,125		21,324
5.40%, 07/31/2033		15,168		15,360
Martin Marietta Materials, Inc.
5.15%, 12/01/2034		3,790		3,766
Nordson Corp.
5.80%, 09/15/2033		2,660		2,777
Norfolk Southern Corp.
3.16%, 05/15/2055		601		385
3.40%, 11/01/2049		1,237		868
4.05%, 08/15/2052		922		718
Northrop Grumman Corp.
4.03%, 10/15/2047		3,623		2,893
4.95%, 03/15/2053		2,584		2,331
5.20%, 06/01/2054		1,898		1,778
Oregon Tool Lux LP
7.88%, 10/15/2029(1)		1,706		1,007
Otis Worldwide Corp.
5.13%, 11/19/2031		4,360		4,410
Owens Corning
5.70%, 06/15/2034		30,495		31,341
Rolls-Royce Plc
3.63%, 10/14/2025(1)		10,000		9,927
5.75%, 10/15/2027	GBP	1,225		1,608
5.75%, 10/15/2027(1)		$13,800		14,123
RTX Corp.
2.38%, 03/15/2032		2,170		1,846
5.15%, 02/27/2033		17,180		17,333
6.10%, 03/15/2034		17,790		19,077
6.70%, 08/01/2028		983		1,046
Sealed Air Corp./Sealed Air Corp. U.S.
7.25%, 02/15/2031(1)		1,142		1,182
Sensata Technologies BV
5.88%, 09/01/2030(1)		630		608
Sensata Technologies, Inc.
3.75%, 02/15/2031(1)		4,275		3,733
SMBC Aviation Capital Finance DAC
5.10%, 04/01/2030(1)		10,505		10,531
5.30%, 04/03/2029(1)		7,195		7,299
5.45%, 05/03/2028(1)		9,005		9,167
TD SYNNEX Corp.
6.10%, 04/12/2034		11,215		11,535
Textron, Inc.
3.00%, 06/01/2030		23,695		21,684
3.65%, 03/15/2027		687		674
6.10%, 11/15/2033		15,175		15,982
Trimble, Inc.
6.10%, 03/15/2033		16,585		17,376
Union Pacific Corp.
2.97%, 09/16/2062		1,619		945
3.55%, 05/20/2061		800		543
3.75%, 02/05/2070		562		384
3.80%, 04/06/2071		1,053		727
3.85%, 02/14/2072		1,667		1,169
Veralto Corp.
5.45%, 09/18/2033		19,210		19,588
Vulcan Materials Co.
5.35%, 12/01/2034		12,485		12,600
Waste Management, Inc.
4.95%, 03/15/2035		16,245		16,164

Total Industrials				739,746

Real Estate – 0.00%(9)
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029		1,725		141
4.75%, 01/14/2030		3,305		280

Total Real Estate				421

Technology – 2.03%
Amdocs Ltd.
2.54%, 06/15/2030		7,803		6,941
AppLovin Corp.
5.13%, 12/01/2029		10,665		10,706
5.38%, 12/01/2031		18,966		19,062
5.50%, 12/01/2034		43,840		43,830
5.95%, 12/01/2054		9,349		9,182
Atlassian Corp.
5.25%, 05/15/2029		12,080		12,294
5.50%, 05/15/2034		26,815		27,227
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035		3,800		3,790
Broadcom, Inc.
2.45%, 02/15/2031(1)		22,360		19,673
2.60%, 02/15/2033(1)		4,420		3,725
3.14%, 11/15/2035(1)		20,189		16,734
3.19%, 11/15/2036(1)		964		791

	$		$
3.42%, 04/15/2033(1)		7,916		7,048
3.47%, 04/15/2034(1)		15,693		13,814
4.15%, 02/15/2028		9,600		9,519
4.15%, 11/15/2030		8,850		8,565
4.15%, 04/15/2032(1)		3,865		3,666
4.35%, 02/15/2030		9,300		9,164
4.55%, 02/15/2032		7,600		7,415
4.80%, 10/15/2034		17,861		17,436
5.15%, 11/15/2031		373		378
5.20%, 04/15/2032		7,080		7,184
CDW LLC / CDW Finance Corp.
3.25%, 02/15/2029		8,825		8,255
3.28%, 12/01/2028		8,015		7,552
3.57%, 12/01/2031		51,985		46,980
4.25%, 04/01/2028		4,540		4,452
5.55%, 08/22/2034		10,900		10,773
CGI, Inc.
2.30%, 09/14/2031		14,300		12,176
Constellation Software, Inc./Canada
5.16%, 02/16/2029(1)		11,695		11,865
Dell International LLC / EMC Corp.
5.00%, 04/01/2030		15,705		15,778
5.40%, 04/15/2034		375		378
8.35%, 07/15/2046		460		578
Entegris, Inc.
4.75%, 04/15/2029(1)		22,665		21,850
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 04/15/2026(1)(7)(8)		195		28
Fiserv, Inc.
5.63%, 08/21/2033		26,845		27,637
Foundry JV Holdco LLC
5.50%, 01/25/2031(1)		940		955
5.90%, 01/25/2033(1)		1,695		1,725
6.10%, 01/25/2036(1)		1,975		2,022
6.20%, 01/25/2037(1)		2,359		2,431
Gartner, Inc.
3.63%, 06/15/2029(1)		12,962		12,206
4.50%, 07/01/2028(1)		14,904		14,613
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
8.75%, 05/01/2029(1)		1,050		1,045
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028		1,228		1,251
6.35%, 10/15/2045		428		439
Intel Corp.
2.00%, 08/12/2031		7,020		5,865
3.05%, 08/12/2051		8,113		4,770
3.73%, 12/08/2047		1,780		1,241
4.90%, 08/05/2052		1,500		1,230
5.05%, 08/05/2062		1,713		1,393
5.60%, 02/21/2054		2,750		2,501
Leidos, Inc.
2.30%, 02/15/2031		4,000		3,439
4.38%, 05/15/2030		1,685		1,638
5.40%, 03/15/2032		4,455		4,486
5.50%, 03/15/2035		9,020		8,991
5.75%, 03/15/2033		30,755		31,533
Marvell Technology, Inc.
2.45%, 04/15/2028		5,625		5,270
2.95%, 04/15/2031		4,805		4,288
5.95%, 09/15/2033		1,325		1,382
Micron Technology, Inc.
4.19%, 02/15/2027		2,000		1,984
4.66%, 02/15/2030		15,005		14,818
5.30%, 01/15/2031		2,280		2,305
5.33%, 02/06/2029		6,490		6,586
5.88%, 02/09/2033		10,870		11,258
5.88%, 09/15/2033		36,730		38,204
6.75%, 11/01/2029		3,435		3,685
Microsoft Corp.
2.92%, 03/17/2052		2,230		1,495
NetApp, Inc.
5.50%, 03/17/2032		11,140		11,226
5.70%, 03/17/2035		10,495		10,477
NVIDIA Corp.
3.70%, 04/01/2060		1,173		879
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031		662		573
Open Text Corp.
6.90%, 12/01/2027(1)		13,365		13,833
Oracle Corp.
2.80%, 04/01/2027		2,410		2,334
3.60%, 04/01/2050		16,280		11,311
3.95%, 03/25/2051		7,678		5,639
4.00%, 07/15/2046		4,045		3,093

	$		$
4.00%, 11/15/2047		4,860		3,684
4.38%, 05/15/2055		2,485		1,937
4.80%, 08/03/2028		8,695		8,765
6.00%, 08/03/2055		6,553		6,545
6.13%, 08/03/2065		28,827		28,787
6.15%, 11/09/2029		8,005		8,474
6.50%, 04/15/2038		4,215		4,549
Project Grange Corp.
6.50%, 03/20/2045(17)(18)		4,427		4,427
Synopsys, Inc.
5.15%, 04/01/2035		14,940		15,019
5.70%, 04/01/2055		11,540		11,458
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032		1,448		1,356
Texas Instruments, Inc.
4.10%, 08/16/2052		1,173		939
4.15%, 05/15/2048		421		349
VMware LLC
2.20%, 08/15/2031		12,716		10,808
Western Digital Corp.
2.85%, 02/01/2029		4,080		3,683
4.75%, 02/15/2026		8,800		8,749

Total Technology				800,389

Utilities – 2.19%
AEP Texas, Inc.
3.45%, 05/15/2051		884		597
3.80%, 10/01/2047		780		564
3.95%, 06/01/2028		5,645		5,533
4.15%, 05/01/2049		840		640
AEP Transmission Co. LLC
3.15%, 09/15/2049		894		599
3.75%, 12/01/2047		2,782		2,106
4.25%, 09/15/2048		809		661
AES Andes SA
8.15% (5 Year CMT Index + 3.84%), 06/10/2055(1)(2)		450		465
Alabama Power Co.
4.30%, 07/15/2048		1,588		1,314
5.10%, 04/02/2035		5,915		5,914
6.13%, 05/15/2038		516		556
Alliant Energy Finance LLC
1.40%, 03/15/2026(1)		925		894
Alpha Generation LLC
6.75%, 10/15/2032(1)		1,945		1,946
American Transmission Systems, Inc.
2.65%, 01/15/2032(1)		7,200		6,184
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 06/01/2028(1)		795		787
Amprion GmbH
0.63%, 09/23/2033	EUR	6,300		5,312
Arizona Public Service Co.
3.35%, 05/15/2050		$3,522		2,408
Baltimore Gas & Electric Co.
2.90%, 06/15/2050		899		562
3.75%, 08/15/2047		897		679
5.40%, 06/01/2053		4,225		4,019
Black Hills Corp.
4.35%, 05/01/2033		6,250		5,848
Brooklyn Union Gas Co.
6.42%, 07/18/2054(1)		9,510		9,961
CenterPoint Energy Houston Electric LLC
5.15%, 03/01/2034		6,240		6,238
Chile Electricity Lux Mpc II Sarl
5.58%, 10/20/2035(1)		4,900		4,896
Clean Renewable Power Mauritius Pte Ltd.
4.25%, 03/25/2027(18)		2,415		2,323
Continuum Energy Aura Pte Ltd.
9.50%, 02/24/2027(18)		3,000		3,118
Continuum Green Energy India Pvt / Co.-Issuers
7.50%, 06/26/2033(18)		4,398		4,537
Diamond II Ltd.
7.95%, 07/28/2026(18)		5,100		5,137
Dominion Energy, Inc.
6.63% (5 Year CMT Index + 2.21%), 05/15/2055(2)		3,227		3,204
7.00% (5 Year CMT Index + 2.51%), 06/01/2054(2)		3,566		3,748
Duke Energy Carolinas LLC
2.55%, 04/15/2031		2,785		2,470
3.20%, 08/15/2049		1,493		1,008
3.45%, 04/15/2051		4,423		3,092
3.70%, 12/01/2047		4,558		3,418
3.88%, 03/15/2046		2,750		2,150
3.95%, 03/15/2048		1,542		1,195
4.25%, 12/15/2041		1,650		1,410
Duke Energy Corp.
3.95%, 08/15/2047		1,671		1,254

	$		$
5.00%, 08/15/2052		1,023		892
5.45%, 06/15/2034		14,520		14,717
5.80%, 06/15/2054		2,800		2,740
Duke Energy Florida LLC
1.75%, 06/15/2030		2,312		2,002
3.00%, 12/15/2051		3,256		2,068
4.20%, 07/15/2048		1,059		852
5.88%, 11/15/2033		2,340		2,470
Duke Energy Progress LLC
2.50%, 08/15/2050		2,814		1,646
3.70%, 10/15/2046		910		683
4.00%, 04/01/2052		1,127		864
4.10%, 03/15/2043		900		741
4.20%, 08/15/2045		1,000		823
5.35%, 03/15/2053		2,460		2,341
5.55%, 03/15/2055		14,285		13,973
E.ON SE
3.88%, 09/05/2038	EUR	2,200		2,322
East Ohio Gas Co.
2.00%, 06/15/2030(1)		$12,595		10,986
Edison International
4.13%, 03/15/2028		474		456
5.00% (5 Year CMT Index + 3.90%), 03/15/2174(2)		683		617
5.75%, 06/15/2027		6,017		6,076
6.25%, 03/15/2030		4,295		4,350
6.95%, 11/15/2029		3,262		3,391
Eesti Energia AS
7.88% (CMS 5 Year Rate EUR + 5.17%), 10/15/2173(2)(18)	EUR	560		640
Elia Group SA/NV
3.88%, 06/11/2031		2,400		2,625
Enel Finance International NV
2.50%, 07/12/2031(1)		$496		426
Entergy Louisiana LLC
5.70%, 03/15/2054		3,430		3,382
Eurogrid GmbH
0.74%, 04/21/2033	EUR	4,700		4,094
Evergy Metro, Inc.
4.95%, 04/15/2033		$5,000		4,941
Evergy Missouri West, Inc.
5.65%, 06/01/2034(1)		8,445		8,646
Eversource Energy
4.60%, 07/01/2027		9,315		9,322
5.95%, 02/01/2029		9,000		9,347
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.25%, 01/31/2041(1)		408		403
FirstEnergy Corp.
3.40%, 03/01/2050		6,665		4,527
3.90%, 07/15/2027		12,475		12,266
4.85%, 07/15/2047		6,318		5,403
FirstEnergy Pennsylvania Electric Co.
4.30%, 01/15/2029(1)		5,000		4,928
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)		16,876		15,877
4.55%, 04/01/2049(1)		9,131		7,814
5.00%, 01/15/2035		6,393		6,267
5.45%, 07/15/2044(1)		2,994		2,918
Florida Power & Light Co.
2.88%, 12/04/2051		1,375		872
3.15%, 10/01/2049		732		498
3.99%, 03/01/2049		3,473		2,758
5.30%, 06/15/2034		6,965		7,128
5.70%, 03/15/2055		9,900		10,108
5.80%, 03/15/2065		3,316		3,393
Georgia Power Co.
4.70%, 05/15/2032		1,999		1,976
4.95%, 05/17/2033		6,735		6,689
5.13%, 05/15/2052		1,941		1,800
India Clean Energy Holdings
4.50%, 04/18/2027(18)		5,200		4,934
ITC Holdings Corp.
3.25%, 06/30/2026		2,000		1,964
Jersey Central Power & Light Co.
2.75%, 03/01/2032(1)		2,000		1,729
4.30%, 01/15/2026(1)		2,000		1,991
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/2054		2,426		2,394
JSW Hydro Energy Ltd.
4.13%, 05/18/2031(18)		4,425		3,963
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)		4,500		4,391
5.99%, 03/06/2033(1)		6,005		6,153
MidAmerican Energy Co.
3.15%, 04/15/2050		980		658

	$		$
Minejesa Capital BV
5.63%, 08/10/2037(18)		6,000		5,643
Mong Duong Finance Holdings BV
5.13%, 05/07/2029(18)		3,651		3,536
MVM Energetika Zrt
6.50%, 03/13/2031		1,200		1,229
National Gas Transmission Plc
4.25%, 04/05/2030	EUR	7,110		7,970
National Grid Electricity Transmission Plc
0.82%, 07/07/2032		6,485		5,836
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030		$4,105		3,632
NiSource, Inc.
5.85%, 04/01/2055		665		661
Northern States Power Co.
3.60%, 09/15/2047		1,800		1,343
4.00%, 08/15/2045		1,000		810
NPC Ukrenergo
6.88%, 11/09/2028		400		307
NRG Energy, Inc.
4.45%, 06/15/2029(1)		8,130		7,895
6.25%, 11/01/2034(1)		1,260		1,240
7.00%, 03/15/2033(1)		12,652		13,640
Ohio Power Co.
1.63%, 01/15/2031		3,071		2,567
2.90%, 10/01/2051		1,573		976
4.00%, 06/01/2049		838		643
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035(1)		6,595		6,668
Pacific Gas & Electric Co.
2.10%, 08/01/2027		17,003		15,949
2.50%, 02/01/2031		15,565		13,380
2.95%, 03/01/2026		4,765		4,680
3.00%, 06/15/2028		8,769		8,245
3.15%, 01/01/2026		6,569		6,484
3.25%, 06/01/2031		11,300		10,054
3.30%, 03/15/2027		2,052		1,994
3.30%, 12/01/2027		3,892		3,734
3.45%, 07/01/2025		7,760		7,729
3.50%, 06/15/2025		10,754		10,722
3.50%, 08/01/2050		6,436		4,278
3.75%, 07/01/2028		18,444		17,733
3.75%, 08/15/2042		1,320		981
3.95%, 12/01/2047		3,763		2,751
4.00%, 12/01/2046		13,182		9,715
4.20%, 03/01/2029		4,334		4,192
4.30%, 03/15/2045		3,980		3,115
4.40%, 03/01/2032		11,850		11,074
4.55%, 07/01/2030		40,402		39,107
4.65%, 08/01/2028		100		99
4.75%, 02/15/2044		4,134		3,441
4.95%, 07/01/2050		6,992		5,839
5.25%, 03/01/2052		3,716		3,206
5.45%, 06/15/2027		3,084		3,115
5.70%, 03/01/2035		7,600		7,601
5.80%, 05/15/2034		5,873		5,930
5.90%, 06/15/2032		7,090		7,231
5.90%, 10/01/2054		2,122		2,010
6.15%, 01/15/2033		2,308		2,377
6.15%, 03/01/2055		1,622		1,588
6.40%, 06/15/2033		2,045		2,137
6.75%, 01/15/2053		3,031		3,165
6.95%, 03/15/2034		3,880		4,204
PECO Energy Co.
2.80%, 06/15/2050		598		376
2.85%, 09/15/2051		1,512		942
3.00%, 09/15/2049		822		543
3.05%, 03/15/2051		1,044		680
3.90%, 03/01/2048		912		712
PG&E Corp.
5.25%, 07/01/2030		15,076		14,473
7.38% (5 Year CMT Index + 3.88%), 03/15/2055(2)		13,703		13,468
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031		12,414		10,848
5.10%, 02/15/2035		20,391		20,195
Pinnacle West Capital Corp.
5.18% (SOFR + 0.82%), 06/10/2026(2)		19,700		19,796
Promigas SA ESP
3.75%, 10/16/2029(1)		305		284
Public Service Co. of Colorado
5.25%, 04/01/2053		8,000		7,396
Public Service Co. of New Mexico
3.85%, 08/01/2025		7,000		6,961
Public Service Co. of Oklahoma
5.20%, 01/15/2035		1,945		1,921

	$		$
RTE Reseau de Transport d’Electricite SADIR
3.50%, 04/30/2033	EUR	4,900		5,250
San Diego Gas & Electric Co.
3.32%, 04/15/2050		$495		337
3.70%, 03/15/2052		856		617
Southern California Edison Co.
2.25%, 06/01/2030		3,299		2,880
2.75%, 02/01/2032		851		725
4.70%, 06/01/2027		5,900		5,894
5.35%, 07/15/2035		1,133		1,108
5.55%, 01/15/2037		343		334
5.63%, 02/01/2036		781		771
6.20%, 09/15/2055		8,000		7,975
Southern Co.
4.25%, 07/01/2036		426		387
4.85%, 03/15/2035		6,228		6,028
5.70%, 03/15/2034		16,145		16,674
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047		1,915		1,565
4.95%, 09/15/2034		4,300		4,186
5.75%, 09/15/2033		3,460		3,570
Southwestern Electric Power Co.
4.10%, 09/15/2028		10,000		9,832
5.30%, 04/01/2033		5,400		5,414
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/2033(18)		980		986
Suez SACA
2.88%, 05/24/2034	EUR	5,300		5,273
Thames Water Utilities Finance Plc
2.38%, 04/22/2040	GBP	900		846
3.50%, 02/25/2028		400		378
4.00%, 04/18/2027	EUR	1,600		1,287
4.38%, 01/18/2031		200		159
4.38%, 07/03/2034	GBP	300		286
6.50%, 02/09/2032		100		97
7.13%, 04/30/2031		400		392
Thames Water Utilities Ltd
0.00%, 03/22/2027(1)		27		28
Virginia Electric & Power Co.
2.45%, 12/15/2050		$784		444
3.30%, 12/01/2049		517		353
5.45%, 04/01/2053		671		642
5.55%, 08/15/2054		860		834
Vistra Operations Co. LLC
5.05%, 12/30/2026(1)		1,355		1,359
5.70%, 12/30/2034(1)		9,765		9,714
6.00%, 04/15/2034(1)		7,205		7,281
6.88%, 04/15/2032(1)		670		683
6.95%, 10/15/2033(1)		12,079		12,975
Wisconsin Power & Light Co.
5.38%, 03/30/2034		4,610		4,669

Total Utilities				862,266

Total Corporate Bonds (Cost: $10,225,614)				10,023,886

Convertible Securities – 0.08%
Communications – 0.03%
EchoStar Corp.
3.88%, 11/30/2030(6)		9,491		10,594

Total Communications				10,594

Consumer, Non-cyclical – 0.05%
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/2027		10,460		9,838
Davide Campari-Milano NV
2.38%, 01/17/2029	EUR	4,200		4,274
Worldline SA/France
0.00%, 07/30/2025		1,099		1,169
0.00%, 07/30/2026		6,847		7,203

Total Consumer, Non-cyclical				22,484

Financials – 0.00%(9)
WOM Chile Holdco SpA
5.00%, 04/01/2032(1)		$99		99

Total Financials				99

Total Convertible Securities (Cost: $33,040)				33,177

Government Related – 26.92%
Other Government Related – 3.77%
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070		1,356
Angolan Government International Bond
8.00%, 11/26/2029(18)		406		360
8.75%, 04/14/2032(18)		203		175
9.13%, 11/26/2049(18)		232		179
9.38%, 05/08/2048(18)		205		162

	$		$
Argentine Republic Government International Bond
0.75%, 07/09/2030(4)		17,410		12,709
1.00%, 07/09/2029		1,083		839
3.50%, 07/09/2041(4)		18,889		10,909
4.13%, 07/09/2035(4)		4,615		2,884
4.13%, 07/09/2046(4)		112		69
5.00%, 01/09/2038(4)		361		237
Bay Area Toll Authority
7.04%, 04/01/2050		3,240		3,777
Benin Government International Bond
4.95%, 01/22/2035(18)	EUR	196		174
Brazil Letras do Tesouro Nacional
0.00%, 07/01/2025	BRL	271,800		46,111
0.00%, 10/01/2025		588,067		96,157
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2029		48,200		7,579
10.00%, 01/01/2035		75,638		10,386
Brazilian Government International Bond
5.00%, 01/27/2045		$8,765		6,629
6.00%, 10/20/2033		600		584
6.13%, 01/22/2032		1,000		1,003
6.13%, 03/15/2034		4,400		4,277
6.63%, 03/15/2035		7,615		7,571
Bundesrepublik Deutschland Bundesanleihe
2.50%, 08/15/2054(18)	EUR	12,049		11,570
California State University
2.37%, 11/01/2035		$3,130		2,482
Chile Government International Bond
3.75%, 01/14/2032	EUR	539		581
4.34%, 03/07/2042		$200		171
City of New York NY
2.05%, 03/01/2032		2,480		2,108
3.55%, 12/01/2028		3,645		3,555
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315		1,345
Colombia Government International Bond
4.13%, 05/15/2051		345		195
4.50%, 01/28/2026		200		199
7.75%, 11/07/2036		14,205		13,790
8.00%, 11/14/2035		925		929
Colombian TES
5.75%, 11/03/2027	COP	4,570,700		980
6.00%, 04/28/2028		6,700,300		1,422
7.75%, 09/18/2030		9,899,400		2,029
Corp. Financiera de Desarrollo SA
4.75%, 07/15/2025(18)		$200		200
Costa Rica Government International Bond
6.55%, 04/03/2034(18)		2,600		2,662
7.00%, 04/04/2044		1,275		1,292
7.16%, 03/12/2045		7,710		7,912
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900		782
2.71%, 10/01/2033		1,290		1,105
Czech Republic Government Bond
2.75%, 07/23/2029	CZK	38,570		1,608
4.20%, 12/04/2036		17,700		754
5.00%, 09/30/2030		14,990		686
Development Bank of Kazakhstan JSC
13.49%, 05/23/2028(1)	KZT	179,000		331
Dominican Republic International Bond
4.50%, 01/30/2030(1)		$152		142
4.88%, 09/23/2032(1)		157		142
5.95%, 01/25/2027(18)		103		103
10.75%, 06/01/2036(1)	DOP	34,650		567
Ecuador Government International Bond
5.00%, 07/31/2040(4)(18)		$352		154
5.50%, 07/31/2035(4)(18)		254		123
Egypt Government Bond
21.38%, 02/04/2028	EGP	14,500		283
24.46%, 10/01/2027		8,927		183
Egypt Government International Bond
4.75%, 04/16/2026(18)	EUR	1,424		1,513
7.50%, 02/16/2061(18)		$233		156
7.50%, 02/16/2061(1)		631		421
El Salvador Government International Bond
9.25%, 04/17/2030(18)		344		358
European Union
2.50%, 10/04/2052(18)	EUR	4,710		3,916
3.00%, 03/04/2053(18)		50,042		46,037
Gabon Government International Bond
7.00%, 11/24/2031(18)		$221		173
9.50%, 02/18/2029(18)		309		282
Ghana Government International Bond
5.00%, 07/03/2035(1)(4)		390		278

	$		$
Golden State Tobacco Securitization Corp.
3.00%, 06/01/2046		425		379
3.49%, 06/01/2036		1,600		1,325
3.85%, 06/01/2050		1,805		1,661
4.21%, 06/01/2050		7,900		5,963
Guatemala Government Bond
3.70%, 10/07/2033		2,000		1,662
4.88%, 02/13/2028(18)		262		256
5.25%, 08/10/2029(1)		31		30
5.25%, 08/10/2029		1,300		1,273
6.60%, 06/13/2036		1,200		1,206
7.05%, 10/04/2032(1)		200		210
Hungary Government International Bond
2.13%, 09/22/2031(1)		3,500		2,841
4.00%, 07/25/2029(18)	EUR	1,950		2,147
5.25%, 06/16/2029(1)		$200		199
India Government Bond
7.30%, 06/19/2053	INR	34,150		418
Indonesia Government International Bond
2.85%, 02/14/2030		$7,713		7,045
3.05%, 03/12/2051		4,490		2,880
4.75%, 09/10/2034		2,400		2,314
Indonesia Treasury Bond
6.75%, 07/15/2035	IDR	13,100,000		770
6.88%, 04/15/2029		299,442,000		18,155
Israel Government International Bond
5.38%, 02/19/2030		$7,000		7,051
5.63%, 02/19/2035		19,200		19,076
5.75%, 03/12/2054		46,587		42,748
Ivory Coast Government International Bond
5.25%, 03/22/2030(18)	EUR	848		873
6.38%, 03/03/2028(18)		$200		201
6.63%, 03/22/2048(18)	EUR	304		256
7.63%, 01/30/2033(18)		$269		262
8.08%, 04/01/2036(1)		8,705		8,344
Japan Government Thirty Year Bond
2.30%, 12/20/2054	JPY	2,886,300		18,513
Jordan Government International Bond
7.75%, 01/15/2028(18)		$372		377
Kingdom of Belgium Government Bond
3.30%, 06/22/2054(1)(18)	EUR	14,441		13,843
Korea National Oil Corp.
4.13%, 09/30/2027(1)		$5,700		5,650
5.26% (SOFR + 0.90%), 09/30/2027(1)(2)		5,000		5,026
Lebanon Government International Bond
6.65%, 11/03/2028(7)(8)(18)		763		122
6.85%, 03/23/2027(7)(8)(18)		301		48
Los Angeles Community College District
6.60%, 08/01/2042		955		1,040
Metropolitan Transportation Authority
6.67%, 11/15/2039		980		1,071
6.81%, 11/15/2040		310		340
Mexican Bonos
7.50%, 05/26/2033	MXN	29,200		1,285
7.75%, 11/23/2034		275,400		12,081
7.75%, 11/13/2042		5,895		236
8.00%, 11/07/2047		10,710		432
8.50%, 03/01/2029		12,100		584
8.50%, 05/31/2029		43,200		2,084
Mexican Udibonos
2.75%, 11/27/2031(10)		692,173		29,522
3.00%, 12/03/2026(10)		114,548		5,384
4.00%, 11/30/2028(10)		224,127		10,604
4.00%, 08/24/2034(10)		1,173,781		53,390
Mexico Government International Bond
2.66%, 05/24/2031		$17,422		14,657
3.50%, 02/12/2034		10,653		8,732
4.50%, 01/31/2050		9,566		6,863
4.63%, 05/04/2033	EUR	12,700		13,414
4.75%, 04/27/2032		$2,000		1,860
4.88%, 05/19/2033		4,713		4,323
5.13%, 05/04/2037	EUR	10,110		10,604
6.34%, 05/04/2053		$339		308
6.35%, 02/09/2035		16,152		16,180
6.88%, 05/13/2037		30,143		30,854
7.38%, 05/13/2055		850		868
Montenegro Government International Bond
2.88%, 12/16/2027(18)	EUR	106		110
Morocco Government International Bond
4.75%, 04/02/2035(1)		5,710		6,123
6.50%, 09/08/2033(1)		$208		216
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		958		1,049
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370		2,049

	$		$
7.41%, 01/01/2040		1,901		2,285
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		1,200		1,241
6.01%, 06/15/2042		755		797
New York City Transitional Finance Authority Future Tax Secured Revenue
2.69%, 05/01/2033		1,275		1,104
2.80%, 02/01/2026		1,850		1,828
3.95%, 08/01/2032		1,900		1,820
5.27%, 05/01/2027		5,820		5,937
New York State Dormitory Authority
5.29%, 03/15/2033		750		751
Nigeria Government International Bond
7.14%, 02/23/2030(18)		408		369
9.63%, 06/09/2031(1)		275		272
10.38%, 12/09/2034(1)		18,823		18,890
North Macedonia Government International Bond
6.96%, 03/13/2027(18)	EUR	100		113
Oman Government International Bond
5.63%, 01/17/2028		$3,300		3,322
6.75%, 01/17/2048(18)		200		207
Oriental Republic of Uruguay
5.25%, 09/10/2060		71		65
Pakistan Global Sukuk Programme Co. Ltd.
7.95%, 01/31/2029(18)		402		375
Panama Government International Bond
2.25%, 09/29/2032		3,539		2,577
3.88%, 03/17/2028		4,288		4,063
4.50%, 04/01/2056		5,792		3,524
6.40%, 02/14/2035		7,513		7,037
8.00%, 03/01/2038		6,655		6,855
Paraguay Government International Bond
3.85%, 06/28/2033		2,000		1,761
4.95%, 04/28/2031		1,915		1,854
5.60%, 03/13/2048(18)		200		176
Peru Government Bond
5.94%, 02/12/2029	PEN	9,770		2,776
6.15%, 08/12/2032		5,276		1,441
6.95%, 08/12/2031		5,192		1,509
7.30%, 08/12/2033(1)		94,500		27,134
Peruvian Government International Bond
3.55%, 03/10/2051		$5,249		3,601
5.40%, 08/12/2034	PEN	131,780		32,640
6.15%, 08/12/2032(1)		140,152		38,281
6.90%, 08/12/2037(1)		340		91
6.95%, 08/12/2031(1)		32,775		9,523
6.95%, 08/12/2031		80,493		23,389
Philippine Government International Bond
3.00%, 02/01/2028		$5,362		5,142
3.20%, 07/06/2046		5,315		3,718
Port Authority of New York & New Jersey
4.93%, 10/01/2051		825		778
4.96%, 08/01/2046		1,010		962
5.65%, 11/01/2040		825		868
Port of Beaumont Navigation District
10.00%, 07/01/2026(1)		3,555		3,652
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(7)(8)		100		49
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,150		7,135
Republic of Armenia International Bond
6.75%, 03/12/2035(1)		2,455		2,363
Republic of Cameroon International Bond
9.50%, 07/31/2031(18)		365		342
Republic of Kenya Government International Bond
7.25%, 02/28/2028(18)		377		363
Republic of Poland Government Bond
2.00%, 08/25/2036(10)	PLN	1,334		303
2.75%, 10/25/2029		6,633		1,542
4.75%, 07/25/2029		6,435		1,628
5.75%, 04/25/2029		12,972		3,408
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR	566,587		27,421
8.00%, 01/31/2030		248,412		12,975
8.50%, 01/31/2037		486,000		22,032
8.75%, 01/31/2044		10,812		462
8.88%, 02/28/2035		1,367,525		66,748
9.00%, 01/31/2040		451,980		20,354
10.50%, 12/21/2026		432,100		24,388
Republic of South Africa Government International Bond
4.85%, 09/30/2029		$958		902
5.00%, 10/12/2046		208		143
5.88%, 06/22/2030		2,404		2,334
5.88%, 04/20/2032		1,740		1,654
7.30%, 04/20/2052		411		363

	$		$
7.95%, 11/19/2054(18)		200		188
Republic of Uzbekistan International Bond
3.70%, 11/25/2030		3,005		2,544
3.90%, 10/19/2031		4,869		4,070
5.38%, 05/29/2027(18)	EUR	347		379
5.38%, 05/29/2027(1)		11,454		12,516
5.38%, 02/20/2029		$285		272
6.90%, 02/28/2032(1)		14,475		14,330
6.95%, 05/25/2032(1)		2,610		2,585
Romanian Government International Bond
3.00%, 02/14/2031		1,926		1,608
3.63%, 03/27/2032		1,474		1,233
5.13%, 09/24/2031(1)	EUR	12,100		12,639
5.38%, 03/22/2031(1)		9,290		9,952
5.63%, 02/22/2036(1)		6,830		6,828
5.63%, 05/30/2037(1)		10,300		10,178
5.75%, 03/24/2035(1)		$13,494		12,195
5.88%, 07/11/2032(1)	EUR	37,605		40,181
6.25%, 09/10/2034(1)		37,727		40,488
6.63%, 09/27/2029(18)		332		385
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035		$200		66
5.25%, 06/23/2047(1)		200		60
5.25%, 06/23/2047		4,000		1,200
5.63%, 04/04/2042		1,200		787
5.88%, 09/16/2043		2,600		1,805
Saudi Government International Bond
3.38%, 03/05/2032(1)	EUR	4,600		4,908
3.45%, 02/02/2061(18)		$267		165
3.75%, 03/05/2037(1)	EUR	6,400		6,653
5.00%, 01/18/2053(1)		$200		172
5.13%, 01/13/2028(1)		9,700		9,815
5.38%, 01/13/2031(1)		6,500		6,659
Senegal Government International Bond
6.25%, 05/23/2033(18)		219		163
6.75%, 03/13/2048(18)		249		162
Sri Lanka Government International Bond
4.00%, 04/15/2028(18)		397		371
State of California
4.60%, 04/01/2038		1,395		1,335
7.55%, 04/01/2039		2,705		3,272
State of Illinois
5.10%, 06/01/2033		7,675		7,661
6.73%, 04/01/2035		59		62
7.35%, 07/01/2035		43		47
State of Israel
3.80%, 05/13/2060		16,900		10,827
State of Texas
5.52%, 04/01/2039		4,175		4,274
Turkiye Government Bond
26.20%, 10/05/2033	TRY	25,315		566
30.00%, 09/12/2029		23,220		539
37.00%, 02/18/2026		633,165		15,693
44.16% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 09/06/2028(2)		51,400		1,280
45.03% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 05/17/2028(2)		798,500		19,885
45.90% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 05/20/2026(2)		4,700		124
45.90% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 08/19/2026(2)		3,500		91
Turkiye Government International Bond
5.75%, 05/11/2047		$2,800		2,093
6.13%, 10/24/2028		2,700		2,670
6.50%, 01/03/2035		19,055		17,710
7.63%, 04/26/2029		8,600		8,837
Ukraine Government International Bond
0.00%, 02/01/2030(1)(4)		13		7
0.00%, 02/01/2034(1)(4)		49		20
0.00%, 02/01/2035(1)(4)		42		23
0.00%, 08/01/2041(5)(18)		271		197
1.75%, 02/01/2029(1)(4)		364		237
1.75%, 02/01/2034(1)(4)		121		65
1.75%, 02/01/2034(4)(18)		317		170
1.75%, 02/01/2035(1)(4)		72		38
1.75%, 02/01/2036(1)(4)		48		25
1.75%, 02/01/2036(4)(18)		328		169
University of California
4.86%, 05/15/2112		1,543		1,327
Uruguay Government International Bond
4.38%, 10/27/2027		1,783		1,780
5.10%, 06/18/2050		4,378		4,050
5.44%, 02/14/2037		1,300		1,312
8.50%, 03/15/2028	UYU	337,165		7,781
9.75%, 07/20/2033		335,125		8,023
Venezuela Government International Bond
6.00%, 12/09/2049(7)(8)		$30		4
7.00%, 03/31/2038(7)(8)		187		34

	$		$
7.65%, 04/21/2025(7)(8)		534		92
7.75%, 10/13/2099(7)(8)		100		16
8.25%, 10/13/2025(7)(8)		7,294		1,258
9.00%, 05/07/2049(7)(8)		110		19
9.00%, 05/07/2049(7)(8)		7,405		1,308
9.25%, 09/15/2027(7)(8)		1,049		215
9.25%, 05/07/2028(7)(8)		420		79
11.75%, 10/21/2026(7)(8)		120		24
11.95%, 08/05/2031(7)(8)(18)		3,744		751
Zambia Government International Bond
0.50%, 12/31/2053(18)		185		113

Total Other Government Related				1,488,330

U.S. Treasury Obligations – 23.15%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2030(10)(11)		12,043		11,280
0.13%, 01/15/2031(10)(11)		1,953		1,803
0.13%, 07/15/2031(10)(11)		2,608		2,394
0.25%, 07/15/2029(10)(11)		44,618		42,735
0.25%, 02/15/2050(10)		4,226		2,578
0.38%, 07/15/2025(10)(11)		19,826		19,860
0.63%, 07/15/2032(10)(11)		85,937		80,217
0.63%, 02/15/2043(10)		415		319
0.75%, 02/15/2042(10)		703		565
0.75%, 02/15/2045(10)		4,722		3,581
0.88%, 02/15/2047(10)		4,738		3,584
1.00%, 02/15/2046(10)		2,681		2,114
1.00%, 02/15/2048(10)		4,251		3,265
1.00%, 02/15/2049(10)		7,082		5,386
1.38%, 07/15/2033(10)(11)		103,865		101,309
1.38%, 02/15/2044(10)		682		593
1.50%, 02/15/2053(10)		23,618		19,645
1.75%, 01/15/2034(10)		121,326		121,116
1.88%, 07/15/2034(10)		389,264		392,882
2.13%, 01/15/2035(10)		127,597		130,970
2.13%, 02/15/2040(10)		294		297
2.13%, 02/15/2041(10)		435		439
U.S. Treasury Note/Bond
0.38%, 09/30/2027		5,585		5,122
0.50%, 04/30/2027		19,302		18,000
0.50%, 05/31/2027		19,302		17,951
0.50%, 08/31/2027		15,269		14,084
0.63%, 07/31/2026		45,833		43,852
0.63%, 03/31/2027		2,955		2,770
1.13%, 08/31/2028		28,794		26,259
1.13%, 05/15/2040		15,127		9,572
1.13%, 08/15/2040		15,127		9,480
1.25%, 03/31/2028		21,596		20,001
1.25%, 05/31/2028		35,109		32,367
1.25%, 09/30/2028		71,122		64,982
1.38%, 11/15/2040		15,127		9,830
1.50%, 01/31/2027		67,675		64,799
1.50%, 02/15/2030		5,893		5,257
1.63%, 11/15/2050		2,946		1,604
1.75%, 08/15/2041		15,127		10,251
1.88%, 02/28/2027		42,297		40,717
1.88%, 02/15/2041		5,465		3,834
1.88%, 11/15/2051		116,411		66,959
2.00%, 11/15/2041		320,895		225,391
2.00%, 08/15/2051		14,309		8,522
2.25%, 08/15/2046		442,200		297,414
2.25%, 08/15/2049		117,087		75,530
2.25%, 02/15/2052		14,713		9,282
2.38%, 03/31/2029		21,596		20,366
2.38%, 02/15/2042		11,588		8,601
2.38%, 11/15/2049		47,650		31,522
2.38%, 05/15/2051		5,195		3,397
2.50%, 02/15/2045		70,156		50,581
2.75%, 02/15/2028		20,862		20,223
2.75%, 08/15/2032		63,030		57,628
2.75%, 11/15/2047		14,559		10,620
2.88%, 04/30/2029		43,191		41,495
2.88%, 05/15/2032		5,170		4,783
2.88%, 05/15/2049(11)		36,105		26,612
3.00%, 05/15/2045		30,000		23,531
3.00%, 05/15/2047		5,767		4,431
3.00%, 02/15/2048(11)		30,109		22,951
3.00%, 08/15/2048(11)		35,380		26,866
3.00%, 02/15/2049		106,763		80,735
3.00%, 08/15/2052		19,311		14,380
3.13%, 08/31/2029		39,355		38,071
3.13%, 02/15/2043		10,873		8,924
3.13%, 08/15/2044		10,495		8,465
3.13%, 05/15/2048(11)		12,780		9,948
3.25%, 06/30/2029		18,520		18,028

	$		$
3.25%, 05/15/2042		195,125		164,873
3.50%, 09/30/2026		275,230		273,402
3.50%, 01/31/2030		12,801		12,547
3.63%, 03/31/2028		26,109		25,919
3.63%, 09/30/2031		33,491		32,658
3.63%, 08/15/2043		27,106		23,828
3.63%, 02/15/2044		28,590		25,016
3.63%, 02/15/2053		8,853		7,456
3.63%, 05/15/2053		5,939		5,003
3.75%, 08/31/2026		101,962		101,651
3.75%, 12/31/2028		41,618		41,373
3.75%, 05/31/2030		48,716		48,200
3.75%, 11/15/2043		10,276		9,174
3.88%, 03/31/2027		1,194,874		1,194,455
3.88%, 11/30/2027		34,897		34,882
3.88%, 03/15/2028		119,225		119,206
3.88%, 11/30/2029		51,384		51,227
3.88%, 02/15/2043		44,356		40,596
4.00%, 01/15/2027		24,971		24,997
4.00%, 02/29/2028		20,862		20,923
4.00%, 06/30/2028		25,499		25,585
4.00%, 03/31/2030		1,783,457		1,787,081
4.00%, 02/15/2034		21,698		21,403
4.00%, 11/15/2042		73,150		68,238
4.13%, 01/31/2027		76,280		76,539
4.13%, 10/31/2027		24,969		25,110
4.13%, 10/31/2029		76,594		77,156
4.13%, 08/15/2044		8,793		8,238
4.13%, 08/15/2053		66,149		60,955
4.25%, 03/15/2027		24,971		25,128
4.25%, 06/30/2031		15,365		15,535
4.25%, 11/15/2040		3,050		2,974
4.25%, 08/15/2054		24,314		22,950
4.38%, 12/15/2026		9,451		9,517
4.38%, 11/30/2028		33,294		33,812
4.38%, 01/31/2032		76,594		77,946
4.38%, 05/15/2041		1,018		1,003
4.50%, 03/31/2026		49,937		50,142
4.50%, 12/31/2031		32,404		33,218
4.50%, 08/15/2039		1,271		1,284
4.50%, 11/15/2054		124,800		122,967
4.63%, 03/15/2026		35,816		36,000
4.63%, 06/30/2026(11)		34,500		34,756
4.63%, 02/15/2035		384,690		397,433
4.63%, 02/15/2055		620,955		625,128
4.75%, 02/15/2041		2,845		2,932
4.75%, 11/15/2043		29,279		29,911
4.75%, 02/15/2045		548,693		558,724
4.75%, 11/15/2053		33,355		34,094
4.88%, 04/30/2026		28,794		29,040
4.88%, 10/31/2030		14,038		14,644

Total U.S. Treasury Obligations				9,129,749

Total Government Related (Cost: $10,838,025)				10,618,079

Mortgage-Backed Obligations – 49.36%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2(1)		4,300		4,214
4.09%, 08/10/2035, Series 2015-1211, Class B(1)(5)		4,700		4,465
4.14%, 08/10/2035, Series 2015-1211, Class C(1)(5)		6,290		5,913
2023-MIC Trust/THE
8.44%, 12/05/2038, Series 2023-MIC, Class A(1)(5)		571		621
280 Park Avenue 2017-280P Mortgage Trust
5.50% (1 Month Term SOFR + 1.18%, 1.13% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)		1,316		1,291
6.74% (1 Month Term SOFR + 2.42%, 2.37% Floor), 09/15/2034, Series 2017-280P, Class E(1)(2)		1,330		1,281
A&D Mortgage Trust 2023-NQM5
7.05%, 11/25/2068, Series 2023-NQM5, Class A1(1)(4)		6,487		6,588
A&D Mortgage Trust 2024-NQM5
5.70%, 11/25/2069, Series 2024-NQM5, Class A1(1)		862		865
6.52%, 11/25/2069, Series 2024-NQM5, Class M1(1)(5)		786		791
ACRA Trust 2024-NQM1
5.61%, 10/25/2064, Series 2024-NQM1, Class A1(1)(4)		5,451		5,441
ACREC 2023-FL2 LLC
6.55% (1 Month Term SOFR + 2.23%, 2.23% Floor), 02/19/2038, Series 2023-FL2, Class A(1)(2)		1,210		1,213
AG Trust 2024-NLP
6.33% (1 Month Term SOFR + 2.02%, 2.02% Floor), 07/15/2041, Series 2024-NLP, Class A(1)(2)		6,700		6,700
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(1)(4)		7,592		7,320
Ajax Mortgage Loan Trust 2021-F
4.88%, 06/25/2061, Series 2021-F, Class A(1)(4)		450		450
Alen 2021-ACEN Mortgage Trust
5.58% (1 Month Term SOFR + 1.26%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)		11,160		10,546
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1		243		246
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1		70		72

	$		$
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1		127		127
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1		105		106
Alternative Loan Trust 2005-29CB
5.50%, 07/25/2035, Series 2005-29CB, Class A6		115		68
Alternative Loan Trust 2005-55CW
4.78% (1 Month Term SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 11/25/2035, Series 2005-55CW, Class 2A3(2)		1,067		784
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1		7,641		4,166
Alternative Loan Trust 2006-13T1
6.00%, 05/25/2036, Series 2006-13T1, Class A3		906		421
Alternative Loan Trust 2006-HY12
4.39%, 08/25/2036, Series 2006-HY12, Class A5(5)		102		95
Alternative Loan Trust 2006-OA17
4.63% (1 Month Term SOFR + 0.31%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(2)		8,710		7,597
Alternative Loan Trust 2006-OA22
4.85% (1 Month Term SOFR + 0.53%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2(2)		7,277		6,737
Alternative Loan Trust 2006-OA3
4.83% (1 Month Term SOFR + 0.51%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(2)		3,398		2,904
Alternative Loan Trust 2006-OA7
5.58% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(2)		7,389		6,694
Alternative Loan Trust 2006-OC5
4.95% (1 Month Term SOFR + 0.63%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(2)		4,913		4,253
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4		12,048		6,101
Alternative Loan Trust 2007-HY7C
4.71% (1 Month Term SOFR + 0.39%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1(2)		1,493		1,378
Alternative Loan Trust 2007-OA2
4.69% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(2)		8,593		6,802
5.48% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(2)		11,583		9,850
Alternative Loan Trust 2007-OA4
4.77% (1 Month Term SOFR + 0.45%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1(2)		1,022		912
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(1)(5)		287		276
2.97%, 05/25/2065, Series 2020-5, Class M1(1)(5)		2,480		2,297
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(1)(5)		1,977		1,685
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(1)(5)		2,327		1,999
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1(1)(5)		5,587		4,813
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1(1)(5)		30,833		29,056
Angel Oak Mortgage Trust 2023-1
4.75%, 09/26/2067, Series 2023-1, Class A1(1)(4)		5,532		5,484
Angel Oak Mortgage Trust 2023-7
4.80%, 11/25/2067, Series 2023-7, Class A1(1)(4)		11,268		11,115
Angel Oak Mortgage Trust 2024-1
5.21%, 08/25/2068, Series 2024-1, Class A1(1)(4)		16,974		16,868
Angel Oak Mortgage Trust 2024-10
5.35%, 10/25/2069, Series 2024-10, Class A1(1)(4)		791		789
Angel Oak Mortgage Trust 2024-11
5.70%, 08/25/2069, Series 2024-11, Class A1(1)(4)		1,341		1,344
Angel Oak Mortgage Trust 2024-4
6.20%, 01/25/2069, Series 2024-4, Class A1(1)(4)		7,821		7,887
Angel Oak Mortgage Trust 2024-8
5.34%, 05/27/2069, Series 2024-8, Class A1(1)(4)		2,925		2,915
Angel Oak Mortgage Trust 2025-1
5.69%, 01/25/2070, Series 2025-1, Class A1(1)(4)		3,545		3,554
Angel Oak Mortgage Trust 2025-2
5.64%, 02/25/2070, Series 2025-2, Class A1(1)(4)		2,735		2,751
AOMT 2024-6
4.65%, 11/25/2067, Series 2024-6, Class A3(1)(4)		5,295		5,121
Arbor Multifamily Mortgage Securities Trust 2021-MF3
2.57%, 10/15/2054, Series 2021-MF3, Class A5(1)		235		205
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3(1)		6,700		6,367
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
6.98% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2034, Series 2021-FL3, Class E(1)(2)		3,000		2,951
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
5.80% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A(1)(2)		1,938		1,938
AREIT 2022-CRE6 Trust
5.60% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/20/2037, Series 2022-CRE6, Class A(1)(2)		1,972		1,962
AREIT 2023-CRE8 LLC
6.43% (1 Month Term SOFR + 2.11%, 2.11% Floor), 08/17/2041, Series 2023-CRE8, Class A(1)(2)		3,316		3,299
AREIT 2024-CRE9 Ltd.
6.01% (1 Month Term SOFR + 1.69%, 1.69% Floor), 05/17/2041, Series 2024-CRE9, Class A(1)(2)		8,110		8,105
AREIT 2025-CRE10 Ltd.
5.71% (1 Month Term SOFR + 1.39%, 1.39% Floor), 12/17/2029, Series 2025-CRE10, Class A(1)(2)		749		746
Ares Commercial Mortgage Trust 2024-IND
6.01% (1 Month Term SOFR + 1.69%, 1.69% Floor), 07/15/2041, Series 2024-IND, Class A(1)(2)		3,200		3,192
Ares1 2024-IND2
5.76% (1 Month Term SOFR + 1.44%, 1.44% Floor), 10/15/2034, Series 2024-IND2, Class A(1)(2)		4,760		4,748

	$		$
Ashford Hospitality Trust 2018-ASHF
6.59% (1 Month Term SOFR + 2.27%, 2.23% Floor), 04/15/2035, Series 2018-ASHF, Class D(1)(2)		266		263
Atlas Funding 2024-1 Plc
6.01% (Sterling Overnight Index Average + 1.55%), 09/20/2061, Series 1, Class C(2)(18)	GBP	181		233
6.66% (Sterling Overnight Index Average + 2.20%), 09/20/2061, Series 1, Class D(2)(18)		119		154
ATLX 2024-RPL1 Trust
3.85%, 04/25/2064, Series 2024-RPL1, Class A1(1)(4)		$4,588		4,411
ATLX 2024-RPL2 Trust
3.85%, 04/25/2063, Series 2024-RPL2, Class A1(1)(4)		4,089		3,923
Atrium Hotel Portfolio Trust 2024-ATRM
5.05%, 11/10/2029, Series 2024-ATRM, Class A(1)(5)		2,620		2,617
8.60%, 11/10/2029, Series 2024-ATRM, Class E(1)(5)		589		611
Aventura Mall Trust
4.11%, 07/05/2040, Series 2018-AVM, Class A(1)(5)		5,325		5,168
BAHA Trust 2024-MAR
5.57%, 12/10/2041, Series 2024-MAR, Class A(1)(5)		10,260		10,405
6.39%, 12/10/2041, Series 2024-MAR, Class B(1)(5)		371		384
7.01%, 12/10/2041, Series 2024-MAR, Class C(1)(5)		909		939
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038, Series 2018-PARK, Class A(1)(5)		6,110		5,917
BAMLL Re-REMIC Trust 2016-RRLD11
5.62%, 06/17/2050, Series 2016-LD11, Class AJB(1)(5)		100		22
BAMLL Trust 2024-BHP
6.67% (1 Month Term SOFR + 2.35%, 2.35% Floor), 08/15/2039, Series 2024-BHP, Class A(1)(2)		2,146		2,149
BAMLL Trust 2025-ASHF
6.17% (1 Month Term SOFR + 1.85%, 1.85% Floor), 02/15/2042, Series 2025-ASHF, Class A(1)(2)		4,160		4,145
9.57% (1 Month Term SOFR + 5.25%, 5.25% Floor), 02/15/2042, Series 2025-ASHF, Class E(1)(2)		1,696		1,691
Banc of America Funding 2007-1 Trust
5.75%, 01/25/2037, Series 2007-1, Class 1A6		140		118
Banc of America Funding Corp.
2.75%, 03/27/2036, Series 2015-R3, Class 1A2(1)(5)		391		330
BANK5 2024-5YR10
5.30%, 10/15/2057, Series 2024-5YR10, Class A3		650		660
BANK5 2024-5YR11
5.89%, 11/15/2057, Series 2024-5YR11, Class A3		917		954
BANK5 Trust 2024-5YR6
6.23%, 05/15/2057, Series 2024-5YR6, Class A3		1,440		1,508
Barclays Mortgage Loan Trust 2021-NQM1
1.75%, 09/25/2051, Series 2021-NQM1, Class A1(1)(5)		1,875		1,673
Barclays Mortgage Loan Trust 2022-NQM1
4.55%, 07/25/2052, Series 2022-NQM1, Class A1(1)(4)		1,635		1,623
Barclays Mortgage Loan Trust 2025-NQM1
5.66%, 01/25/2065, Series 2025-NQM1, Class A1(1)(4)		11,707		11,756
Barclays Mortgage Trust 2022-RPL1
4.25%, 02/25/2028, Series 2022-RPL1, Class A(1)(4)		4,421		4,371
Bayview Commercial Asset Trust 2007-5
6.68% (1 Month Term SOFR + 2.36%), 10/25/2037, Series 2007-5A, Class A4(1)(2)		1,075		612
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(1)(5)		4,605		3,736
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033, Series 2015-GTP, Class C(1)(5)		2,715		2,193
BBCMS 2018-TALL Mortgage Trust
5.24% (1 Month Term SOFR + 0.92%, 0.87% Floor), 03/15/2037, Series 2018-TALL, Class A(1)(2)		1,072		1,016
5.49% (1 Month Term SOFR + 1.17%, 1.12% Floor), 03/15/2037, Series 2018-TALL, Class B(1)(2)		1,779		1,628
BBCMS Mortgage Trust 2023-5C23
7.45%, 12/15/2056, Series 2023-5C23, Class D(1)(5)		191		193
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(1)		2,045		1,785
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(1)		709		682
BCAP LLC 2014-RR2
3.05% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)		5,563		5,394
BDS 2021-FL10 Ltd.
5.78% (1 Month Term SOFR + 1.46%, 1.46% Floor), 12/16/2036, Series 2021-FL10, Class A(1)(2)		1,703		1,707
BDS 2022-FL11 LLC
6.12% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS(1)(2)		491		495
BDS 2022-FL12 LLC
6.45% (1 Month Term SOFR + 2.14%, 2.14% Floor), 08/19/2038, Series 2022-FL12, Class A(1)(2)		676		678
BDS 2024-FL13 LLC
5.89% (1 Month Term SOFR + 1.58%, 1.58% Floor), 09/19/2039, Series 2024-FL13, Class A(1)(2)		4,992		4,988
Bear Stearns ALT-A Trust 2005-1
5.56% (1 Month Term SOFR + 1.24%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(2)		4,564		4,319
Bear Stearns ARM Trust 2003-3
6.71%, 05/25/2033, Series 2003-3, Class 3A1(5)		243		230
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(1)(5)		218		212
Bear Stearns Mortgage Funding Trust 2007-AR4
4.64% (1 Month Term SOFR + 0.32%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(2)		7,352		7,027
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(5)		2,050		1,962
BFLD 2024-VICT Mortgage Trust
6.21% (1 Month Term SOFR + 1.89%, 1.89% Floor), 07/15/2041, Series 2024-VICT, Class A(1)(2)		2,535		2,535
BFLD Commercial Mortgage Trust 2024-UNIV
5.81% (1 Month Term SOFR + 1.49%, 1.49% Floor), 11/15/2041, Series 2024-UNIV, Class A(1)(2)		1,360		1,358
7.96% (1 Month Term SOFR + 3.64%, 3.64% Floor), 11/15/2041, Series 2024-UNIV, Class E(1)(2)		842		843

	$		$
BFLD Trust 2020-EYP
6.53% (1 Month Term SOFR + 2.21%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C(1)(2)		5,140		224
BHMS 2018-ATLS
5.87% (1 Month Term SOFR + 1.55%, 1.50% Floor), 07/15/2035, Series 2018-ATLS, Class A(1)(2)		546		546
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1(1)(5)		8,591		6,946
BLP Commercial Mortgage Trust 2023-IND
6.01% (1 Month Term SOFR + 1.69%, 1.69% Floor), 03/15/2040, Series 2023-IND, Class A(1)(2)		1,152		1,145
BLP Commercial Mortgage Trust 2024-IND2
5.66% (1 Month Term SOFR + 1.34%, 1.34% Floor), 03/15/2041, Series 2024-IND2, Class A(1)(2)		472		471
BMO 2023-C5 Mortgage Trust
0.72%, 06/15/2056, Series 2023-C5, Class XA(5)		5,660		270
BMP 2024-MF23
5.69% (1 Month Term SOFR + 1.37%, 1.37% Floor), 06/15/2041, Series 2024-MF23, Class A(1)(2)		1,992		1,990
7.71% (1 Month Term SOFR + 3.39%, 3.39% Floor), 06/15/2041, Series 2024-MF23, Class E(1)(2)		917		906
BOCA Commercial Mortgage Trust 2024-BOCA
6.24% (1 Month Term SOFR + 1.92%, 1.92% Floor), 08/15/2041, Series 2024-BOCA, Class A(1)(2)		515		517
BPR 2023-STON Mortgage Trust
7.50%, 12/05/2039, Series 2023-STON, Class A(1)		847		884
BPR Commercial Mortgage Trust 2024-PARK
4.87%, 11/05/2039, Series 2024-PARK, Class A(1)(5)		690		691
6.53%, 11/05/2039, Series 2024-PARK, Class D(1)(5)		120		123
BPR Trust 2021-NRD
6.44% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B(1)(2)		2,865		2,755
6.74% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C(1)(2)		2,920		2,808
8.04% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D(1)(2)		1,770		1,697
BPR Trust 2022-OANA
6.22% (1 Month Term SOFR + 1.90%, 1.90% Floor), 04/15/2037, Series 2022-OANA, Class A(1)(2)		25,912		25,918
BPR Trust 2022-STAR
7.55% (1 Month Term SOFR + 3.23%, 3.23% Floor), 08/15/2039, Series 2022-STAR, Class A(1)(2)		8,395		8,393
BPR Trust 2024-PMDW
5.36%, 11/05/2041, Series 2024-PMDW, Class A(1)(5)		230		232
Braccan Mortgage Funding 2024-1 Plc
8.82% (Sterling Overnight Index Average + 4.34%), 02/15/2067, Series 1, Class X(2)(18)	GBP	1,522		1,991
BRAVO Residential Funding Trust 2022-NQM3
3.63%, 09/25/2061, Series 2022-NQM1, Class A1(1)(5)		$3,009		2,894
BRAVO Residential Funding Trust 2023-NQM6
8.00%, 09/25/2063, Series 2023-NQM6, Class B1(1)(5)		256		258
BRAVO Residential Funding Trust 2024-NQM1
8.04%, 12/01/2063, Series 2024-NQM1, Class B1(1)		112		114
BRAVO Residential Funding Trust 2024-NQM3
8.10%, 03/25/2064, Series 2024-NQM3, Class B1(1)(5)		168		171
BRAVO Residential Funding Trust 2024-NQM4
4.35%, 01/25/2060, Series 2024-NQM4, Class A3(1)(4)		4,357		4,170
BRAVO Residential Funding Trust 2025-NQM2
5.68%, 11/25/2064, Series 2025-NQM2, Class A1(1)(4)		3,556		3,567
BSPRT 2021-FL7 Issuer Ltd.
5.75% (1 Month Term SOFR + 1.43%, 1.43% Floor), 12/15/2038, Series 2021-FL7, Class A(1)(2)		3,246		3,246
BX 2021-MFM1
5.63% (1 Month Term SOFR + 1.31%, 1.20% Floor), 01/15/2034, Series 2021-MFM1, Class C(1)(2)		1,376		1,367
BX 2024-PALM
5.86% (1 Month Term SOFR + 1.54%, 1.54% Floor), 06/15/2037, Series 2024-PALM, Class A(1)(2)		4,870		4,852
BX Commercial Mortgage Trust 2020-VIV3
3.54%, 03/09/2044, Series 2020-VIV3, Class B(1)(5)		69		64
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044, Series 2020-VIV4, Class A(1)		2,622		2,371
BX Commercial Mortgage Trust 2020-VIVA
3.55%, 03/11/2044, Series 2020-VIVA, Class D(1)(5)		17,976		16,099
BX Commercial Mortgage Trust 2022-AHP
6.16% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B(1)(2)		6,753		6,665
BX Commercial Mortgage Trust 2022-CSMO
6.43% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A(1)(2)		20,460		20,566
7.46% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B(1)(2)		18,615		18,632
BX Commercial Mortgage Trust 2023-VLT3
6.26% (1 Month Term SOFR + 1.94%, 1.94% Floor), 11/15/2028, Series 2023-VLT3, Class A(1)(2)		590		591
BX Commercial Mortgage Trust 2023-XL3
6.08% (1 Month Term SOFR + 1.76%, 1.76% Floor), 12/09/2040, Series 2023-XL3, Class A(1)(2)		2,003		2,003
BX Commercial Mortgage Trust 2024-AIR2
5.81% (1 Month Term SOFR + 1.49%, 1.49% Floor), 10/15/2041, Series 2024-AIR2, Class A(1)(2)		3,780		3,780
BX Commercial Mortgage Trust 2024-AIRC
6.01% (1 Month Term SOFR + 1.69%, 1.69% Floor), 08/15/2039, Series 2024-AIRC, Class A(1)(2)		8,849		8,849
BX Commercial Mortgage Trust 2024-BRBK
7.20% (1 Month Term SOFR + 2.88%, 2.88% Floor), 10/15/2041, Series 2024-BRBK, Class A(1)(2)		3,190		3,194
8.24% (1 Month Term SOFR + 3.93%, 3.93% Floor), 10/15/2041, Series 2024-BRBK, Class B(1)(2)		778		779
10.29% (1 Month Term SOFR + 5.97%, 5.97% Floor), 10/15/2041, Series 2024-BRBK, Class D(1)(2)		174		174
BX Commercial Mortgage Trust 2024-GPA3
5.96% (1 Month Term SOFR + 1.64%, 1.64% Floor), 12/15/2039, Series 2024-GPA3, Class B(1)(2)		625		623
BX Commercial Mortgage Trust 2024-KING
5.86% (1 Month Term SOFR + 1.54%, 1.54% Floor), 05/15/2034, Series 2024-KING, Class A(1)(2)		1,500		1,496
BX Commercial Mortgage Trust 2024-MDHS
5.96% (1 Month Term SOFR + 1.64%, 1.64% Floor), 05/15/2041, Series 2024-MDHS, Class A(1)(2)		4,766		4,763
BX Commercial Mortgage Trust 2024-MF
5.76% (1 Month Term SOFR + 1.44%, 1.44% Floor), 02/15/2039, Series 2024-MF, Class A(1)(2)		888		888

	$		$
BX Commercial Mortgage Trust 2024-PURE
4.81% (Canadian Overnight Repo Rate Index + 1.90%, 1.90% Floor), 11/15/2041, Series 2024-PURE, Class A(1)(2)	CAD	495		339
BX Commercial Mortgage Trust 2024-VLT5
5.05%, 11/13/2046, Series 2024-VLT5, Class A(1)(5)		$5,705		5,677
5.41%, 11/13/2046, Series 2024-VLT5, Class B(1)(5)		735		729
BX Commercial Mortgage Trust 2024-XL4
5.76% (1 Month Term SOFR + 1.44%, 1.44% Floor), 02/15/2039, Series 2024-XL4, Class A(1)(2)		7,659		7,664
7.46% (1 Month Term SOFR + 3.14%, 3.14% Floor), 02/15/2039, Series 2024-XL4, Class D(1)(2)		2,935		2,928
8.51% (1 Month Term SOFR + 4.19%, 4.19% Floor), 02/15/2039, Series 2024-XL4, Class E(1)(2)		1,750		1,715
BX Trust 2018-GW
5.42% (1 Month Term SOFR + 1.10%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)		2,485		2,480
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(1)		7,400		6,833
3.94%, 12/09/2041, Series 2019-OC11, Class E(1)(5)		7,750		7,003
BX Trust 2021-ARIA
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/15/2036, Series 2021-ARIA, Class A(1)(2)		534		533
BX Trust 2021-LBA
5.23% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AV(1)(2)		705		702
5.23% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AJV(1)(2)		2,281		2,279
BX Trust 2021-RISE
6.18% (1 Month Term SOFR + 1.86%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D(1)(2)		11,629		11,484
BX Trust 2022-LBA6
5.32% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-LBA6, Class A(1)(2)		805		803
BX Trust 2022-VAMF
5.17% (1 Month Term SOFR + 0.85%, 0.85% Floor), 01/15/2039, Series 2022-VAMF, Class A(1)(2)		519		516
BX Trust 2023-DELC
7.01% (1 Month Term SOFR + 2.69%, 2.69% Floor), 05/15/2038, Series 2023-DELC, Class A(1)(2)		3,912		3,914
BX Trust 2024-CNYN
5.76% (1 Month Term SOFR + 1.44%, 1.44% Floor), 04/15/2041, Series 2024-CNYN, Class A(1)(2)		1,995		1,998
7.01% (1 Month Term SOFR + 2.69%, 2.69% Floor), 04/15/2041, Series 2024-CNYN, Class D(1)(2)		659		658
BX Trust 2024-PAT
6.41% (1 Month Term SOFR + 2.09%, 2.09% Floor), 03/15/2041, Series 2024-PAT, Class A(1)(2)		1,290		1,288
8.76% (1 Month Term SOFR + 4.44%, 4.44% Floor), 03/15/2041, Series 2024-PAT, Class C(1)(2)		2,759		2,751
9.71% (1 Month Term SOFR + 5.39%, 5.39% Floor), 03/15/2041, Series 2024-PAT, Class D(1)(2)		1,322		1,314
BX Trust 2024-VLT4
5.81% (1 Month Term SOFR + 1.49%, 1.49% Floor), 07/15/2029, Series 2024-VLT4, Class A(1)(2)		10,685		10,632
6.46% (1 Month Term SOFR + 2.14%, 2.14% Floor), 07/15/2029, Series 2024-VLT4, Class C(1)(2)		486		482
7.21% (1 Month Term SOFR + 2.89%, 2.89% Floor), 07/15/2029, Series 2024-VLT4, Class E(1)(2)		1,090		1,074
8.26% (1 Month Term SOFR + 3.94%, 3.94% Floor), 07/15/2029, Series 2024-VLT4, Class F(1)(2)		2,800		2,751
BX Trust 2025-ROIC
7.26% (1 Month Term SOFR + 2.94%, 2.94% Floor), 03/15/2030, Series 2025-ROIC, Class E(1)(2)		4,101		4,075
BX Trust 2025-VLT6
5.76% (1 Month Term SOFR + 1.44%, 1.44% Floor), 03/15/2042, Series 2025-VLT6, Class A(1)(2)		36,859		36,675
6.21% (1 Month Term SOFR + 1.89%, 1.89% Floor), 03/15/2042, Series 2025-VLT6, Class B(1)(2)		10,250		10,192
BXHPP Trust 2021-FILM
5.08% (1 Month Term SOFR + 0.76%, 0.65% Floor), 08/15/2036, Series 2021-FILM, Class A(1)(2)		8,000		7,722
BXMT 2025-FL5 Ltd.
5.96% (1 Month Term SOFR + 1.64%, 1.64% Floor), 10/18/2042, Series 2025-FL5, Class A(1)(2)		710		706
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(1)		3,800		3,657
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030, Series 2023-RTL1, Class A1(1)(4)		7,075		7,124
CAFL 2024-RTL1 Issuer LLC
6.75%, 11/28/2031, Series 2024-RTL1, Class A1(1)(4)		479		486
Cali 2024-Sun
6.21% (1 Month Term SOFR + 1.89%, 1.89% Floor), 07/15/2041, Series 2024-SUN, Class A(1)(2)		1,230		1,230
Cascade Funding Mortgage Trust
3.00%, 03/25/2035, Series 2025-HB16, Class A(1)(5)		11,100		10,784
Cassia 2022-1 SRL
5.03% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 1A, Class A(1)(2)	EUR	2,437		2,635
CD 2017-CD6 Mortgage Trust
3.91%, 11/13/2050, Series 2017-CD6, Class B(5)		$193		180
CENT Trust 2023-CITY
6.94% (1 Month Term SOFR + 2.62%, 2.62% Floor), 09/15/2038, Series 2023-CITY, Class A(1)(2)		3,074		3,080
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(1)		3,205		2,885
CFMT 2024-HB14 LLC
3.00%, 06/25/2034, Series 2024-HB14, Class M2(1)(5)		100		94
3.00%, 06/25/2034, Series 2024-HB14, Class M3(1)(5)		238		219
CFMT 2024-HB15 LLC
4.00%, 08/25/2034, Series 2024-HB15, Class M2(1)(5)		982		934
CFMT 2024-R1 LLC
4.00%, 10/25/2054, Series 2024-R1, Class A2(1)(4)		150		142
4.00%, 10/25/2054, Series 2024-R1, Class A1(1)(4)		467		456
CFSP 2024-AHP1 Mortgage Trust
6.50%, 04/15/2037, Series 2024-AHP1, Class A		3,163		3,047
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1(1)(5)		11,428		10,577
Chase Home Lending Mortgage Trust 2023-RPL3
3.25%, 09/25/2063, Series 2023-RPL3, Class A1(1)(5)		18,983		17,009
Chase Home Lending Mortgage Trust 2024-RPL4
3.38%, 12/25/2064, Series 2024-RPL4, Class A1A(1)(5)		7,810		6,982
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A(1)(5)		8,192		7,257

	$		$
Chase Home Lending Mortgage Trust Series 2025-2
5.50%, 12/25/2055, Series 2025-2, Class A4A(1)(5)		29,462		29,336
CHI Commercial Mortgage Trust 2025-SFT
5.66%, 04/15/2042, Series 2025-SFT, Class A(1)(5)		27,085		27,219
6.07%, 04/15/2042, Series 2025-SFT, Class B(1)(5)		9,645		9,692
6.82%, 04/15/2042, Series 2025-SFT, Class C(1)(5)		10,450		10,500
CHL Mortgage Pass-Through Trust 2006-17
6.00%, 12/25/2036, Series 2006-17, Class A6		98		43
CHL Mortgage Pass-Through Trust 2007-J1
6.00%, 02/25/2037, Series 2007-J1, Class 2A1		9,690		3,608
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(1)		4,392		2,025
CHNGE Mortgage Trust 2022-4
6.00%, 10/25/2057, Series 2022-4, Class A1(1)(4)		178		178
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(1)(5)		7,681		7,107
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(1)(5)		10,574		9,754
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(1)(5)		15,450		13,582
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(1)(5)		8,545		7,738
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(1)(5)		13,105		11,912
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(1)(5)		3,725		3,293
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(1)(5)		12,654		11,419
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(1)(5)		5,319		4,868
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A(1)(5)		18,695		17,132
1.95%, 06/25/2057, Series 2021-R3, Class A1(1)(5)		36,491		32,764
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(1)(5)		20,539		18,446
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(1)(5)		18,507		15,702
CIM Trust 2021-R6
1.43%, 07/25/2061, Series 2021-R6, Class A1(1)(5)		3,746		3,296
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1(1)(5)		14,845		14,730
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1(1)(5)		26,809		25,203
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1(1)(5)		33,222		32,341
CIM Trust 2023-R1
5.40%, 04/25/2062, Series 2023-R1, Class A1A(1)(5)		33,148		32,647
CIM Trust 2023-R3
4.50%, 01/25/2063, Series 2023-R3, Class A1A(1)(5)		27,962		27,835
CIM Trust 2025-I1
5.66%, 10/25/2069, Series 2025-I1, Class A1(1)(4)		6,950		6,996
6.44%, 10/25/2069, Series 2025-I1, Class M1(1)(5)		1,320		1,337
CIM TRUST 2025-R1
5.00%, 02/25/2099, Series 2025-R1, Class A1(1)(4)		37,220		36,555
Citadel 2024-1 Plc
5.91% (Sterling Overnight Index Average + 1.45%), 04/28/2060, Series 1, Class B(2)(18)	GBP	177		229
6.21% (Sterling Overnight Index Average + 1.75%), 04/28/2060, Series 1, Class C(2)(18)		186		240
6.91% (Sterling Overnight Index Average + 2.45%), 04/28/2060, Series 1, Class D(2)(18)		203		262
8.21% (Sterling Overnight Index Average + 3.75%), 04/28/2060, Series 1, Class E(2)(18)		198		256
Citigroup Commercial Mortgage Trust 2015-P1
3.23%, 09/15/2048, Series 2015-P1, Class D(1)		$350		321
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		1,418		1,350
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(1)(5)		931		905
Citigroup Mortgage Loan Trust 2024-INV3
0.00%, 10/25/2054, Series 2024-INV3, Class PT(1)(5)		96,147		101,047
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(1)(5)		886		756
COAST Commercial Mortgage Trust 2023-2HTL
8.76% (1 Month Term SOFR + 4.44%, 4.44% Floor), 08/15/2036, Series 2023-2HTL, Class D(1)(2)		1,494		1,483
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(1)(5)		174		169
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1(1)(5)		11,987		10,639
COLT 2021-6 Mortgage Loan Trust
1.91%, 12/25/2066, Series 2021-6, Class A1(1)(5)		11,924		10,676
COLT 2021-RPL1 Trust
1.67%, 09/25/2061, Series 2021-RPL1, Class A1(1)(5)		15,529		14,065
COLT 2022-1 Mortgage Loan Trust
4.16%, 12/27/2066, Series 2022-1, Class B2(1)(5)		582		481
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1(1)(5)		20,235		19,993
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1(1)(5)		26,048		25,917

	$		$
4.67%, 03/25/2067, Series 2022-5, Class B1(1)(5)		877		821
COLT 2022-6 Mortgage Loan Trust
4.65%, 06/27/2067, Series 2022-6, Class A1(1)(4)		5,916		5,875
COLT 2022-8 Mortgage Loan Trust
6.50%, 08/25/2067, Series 2022-8, Class B1(1)(5)		430		428
COLT 2024-6 Mortgage Loan Trust
5.39%, 11/25/2069, Series 2024-6, Class A1(1)(4)		1,173		1,171
COLT 2024-INV2 Mortgage Loan Trust
6.42%, 05/25/2069, Series 2024-INV2, Class A1(1)(4)		896		907
Comm 2013-CCRE13 Mortgage Trust
4.65%, 11/10/2046, Series 2013-CR13, Class C(5)		1,480		1,369
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5		1,990		1,979
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM		2,092		2,060
COMM 2015-LC19 Mortgage Trust
3.83%, 02/10/2048, Series 2015-LC19, Class B(5)		169		166
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A(1)		2,000		1,961
3.83%, 02/10/2036, Series 2016-787S, Class C(1)(5)		1,000		970
3.83%, 02/10/2036, Series 2016-787S, Class B(1)(5)		1,700		1,658
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3		3,110		3,011
COMM 2024-CBM Mortgage Trust
5.87%, 12/10/2041, Series 2024-CBM, Class A2(1)(5)		1,300		1,327
COMM 2024-WCL1 MORTGAGE TRUST
6.16% (1 Month Term SOFR + 1.84%, 1.84% Floor), 06/15/2041, Series 2024-WCL1, Class A(1)(2)		3,850		3,838
6.91% (1 Month Term SOFR + 2.59%, 2.59% Floor), 06/15/2041, Series 2024-WCL1, Class B(1)(2)		1,003		989
8.81% (1 Month Term SOFR + 4.49%, 4.49% Floor), 06/15/2041, Series 2024-WCL1, Class E(1)(2)		1,166		1,166
Commercial Mortgage Pass-Through Certificate
6.89%, 07/12/2028(1)(5)		934		977
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(1)		512		492
CONE Trust 2024-DFW1
5.96% (1 Month Term SOFR + 1.64%, 1.64% Floor), 08/15/2041, Series 2024-DFW1, Class A(1)(2)		1,316		1,306
8.21% (1 Month Term SOFR + 3.89%, 3.89% Floor), 08/15/2041, Series 2024-DFW1, Class E(1)(2)		1,191		1,186
Connecticut Avenue Securities Trust 2022-R06
7.09% (30-day Average SOFR + 2.75%), 05/25/2042, Series 2022-R06, Class 1M1(1)(2)		1,845		1,884
Connecticut Avenue Securities Trust 2023-R08
5.84% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1(1)(2)		1,099		1,100
Cross 2024-H3 Mortgage Trust
6.27%, 06/25/2069, Series 2024-H3, Class A1(1)(4)		8,582		8,674
Cross 2024-H6 Mortgage Trust
5.13%, 09/25/2069, Series 2024-H6, Class A1(1)(5)		5,176		5,147
Cross 2024-H7 Mortgage Trust
5.59%, 11/25/2069, Series 2024-H7, Class A1(1)(5)		29,965		30,048
Cross 2025-H1 Mortgage Trust
5.74%, 02/25/2070, Series 2025-H1, Class A1(1)(5)		9,101		9,131
6.48%, 02/25/2070, Series 2025-H1, Class M1(1)(5)		1,128		1,132
Cross 2025-H2 Mortgage Trust
5.36%, 03/25/2070, Series 2025-H2, Class A1(1)(5)		5,627		5,639
CRSNT Trust 2021-MOON
5.63% (1 Month Term SOFR + 1.31%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)		20,000		19,650
5.98% (1 Month Term SOFR + 1.66%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)		12,000		11,775
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4		6,050		5,572
3.28%, 09/15/2052, Series 2019-C17, Class AS		2,625		2,350
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4		53		54
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(1)		5,255		4,578
4.34%, 09/15/2037, Series 2014-USA, Class C(1)		400		331
4.37%, 09/15/2037, Series 2014-USA, Class D(1)		6,175		4,649
CSMC 2017-RPL1 Trust
2.98%, 07/25/2057, Series 2017-RPL1, Class M1(1)(5)		3,070		2,607
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(1)		1,080		1,062
3.53%, 08/15/2037, Series 2020-NET, Class C(1)		4,405		4,311
CSMC 2021-ADV
6.73% (1 Month Term SOFR + 2.41%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C(1)(2)		3,400		1,834
CSMC 2021-BHAR
5.58% (1 Month Term SOFR + 1.26%, 1.15% Floor), 11/15/2038, Series 2021-BHAR, Class A(1)(2)		124		124
5.93% (1 Month Term SOFR + 1.61%, 1.50% Floor), 11/15/2038, Series 2021-BHAR, Class B(1)(2)		380		378
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1(1)(5)		10,091		9,079
3.26%, 10/25/2066, Series 2021-NQM8, Class M1(1)(5)		523		395
CSMC 2021-RPL11 Trust
3.73%, 10/25/2061, Series 2021-RP11, Class PT(1)(5)		23,753		16,158
CSMC 2021-RPL6 Trust
2.75%, 10/25/2060, Series 2021-RPL6, Class M1(1)		8,505		6,727
CSMC 2021-RPL9 Trust
3.69%, 02/25/2061, Series 2021-RPL9, Class A1(1)(5)		12,930		12,878
CSMC 2022-ATH3
4.99%, 08/25/2067, Series 2022-ATH3, Class A1(1)(5)		7,028		6,999

	$		$
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1(1)(5)		13,222		11,788
CSMC 2022-NQM3 Trust
4.27%, 03/25/2067, Series 2022-NQM3, Class A1B(1)(5)		1,314		1,265
CSMC 2022-NQM6 Trust
8.68%, 12/25/2067, Series 2022-NQM6, Class PT(1)(5)		3,888		3,929
CSMC 2022-RPL1 Trust
4.64%, 04/25/2061, Series 2022-RPL1, Class PT(1)(5)		24,957		21,356
CSMC Mortgage-Backed Trust Series 2006-4
6.00%, 05/25/2036, Series 2006-4, Class 1A3		106		57
CSMC Series 2015-6R
4.27% (1 Month Term SOFR + 0.29%, 0.18% Floor), 03/27/2036, Series 2015-6R, Class 5A2(1)(2)		511		393
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT(1)		1,013		770
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT(1)		1,059		865
CSTL Commercial Mortgage Trust 2024-GATE
4.76%, 11/10/2041, Series 2024-GATE, Class A(1)(5)		3,060		3,003
DBGS 2024-SBL
6.20% (1 Month Term SOFR + 1.88%, 1.88% Floor), 08/15/2034, Series 2024-SBL, Class A(1)(2)		5,008		5,011
DBSG 2024-ALTA Mortgage Trust
5.95%, 06/10/2037, Series 2024-ALTA, Class A(1)(5)		898		912
DBWF 2024-LCRS Mortgage Trust
6.06% (1 Month Term SOFR + 1.74%, 1.74% Floor), 04/15/2037, Series 2024-LCRS, Class A(1)(2)		245		244
DC Commercial Mortgage Trust 2023-DC
6.80%, 09/12/2040, Series 2023-DC, Class B(1)		6,265		6,434
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(1)		12,545		11,289
DC Trust 2024-HLTN
5.73%, 04/13/2040, Series 2024-HLTN, Class A(1)(5)		290		294
Deephaven Residential Mortgage Trust 2021-1
3.10%, 05/25/2065, Series 2021-1, Class B1(1)(5)		1,226		1,086
Deephaven Residential Mortgage Trust 2021-2
0.90%, 04/25/2066, Series 2021-2, Class A1(1)(5)		2,905		2,568
1.21%, 04/25/2066, Series 2021-2, Class A2(1)(5)		1,437		1,269
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1(1)(5)		7,690		7,399
4.31%, 03/25/2067, Series 2022-2, Class M1(1)(5)		526		475
Deephaven Residential Mortgage Trust 2022-3
5.29%, 07/25/2067, Series 2022-3, Class M1(1)(5)		2,188		2,091
Deephaven Residential Mortgage Trust 2024-1
5.74%, 07/25/2069, Series 2024-1, Class A1(1)(4)		911		913
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
4.83% (1 Month Term SOFR + 0.51%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(2)		2,027		1,827
DK Trust 2024-SPBX
5.82% (1 Month Term SOFR + 1.50%, 1.50% Floor), 03/15/2034, Series 2024-SPBX, Class A(1)(2)		1,670		1,669
DOLP Trust 2021-NYC
2.96%, 05/10/2041, Series 2021-NYC, Class A(1)		11,500		10,105
Dutch Property Finance 2022-1 BV
3.39% (3 Month EURIBOR + 0.75%), 10/28/2059, Series 1, Class A(2)	EUR	7,947		8,610
EFMT 2024-NQM1
5.71%, 11/25/2069, Series 2024-NQM1, Class A1A(1)(4)		$1,669		1,673
EFMT 2025-CES1
5.73%, 01/25/2060, Series 2025-CES1, Class A1A(1)(4)		30,417		30,651
EFMT 2025-INV1
5.63%, 03/25/2070, Series 2025-INV1, Class A1(1)(4)		2,230		2,234
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035, Series 2015-11MD, Class A(1)(5)		5,260		5,190
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(1)(5)		674		636
3.05%, 11/25/2059, Series 2019-2, Class A3(1)(5)		413		391
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(1)(5)		1,808		1,686
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(1)(5)		3,468		2,870
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1(1)(5)		3,618		2,984
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1(1)(5)		12,467		10,841
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1(1)(4)		60,532		60,801
5.94%, 09/25/2067, Series 2022-4, Class B2(1)(5)		837		709
ELM Trust 2024-ELM
0.22%, 06/10/2039, Series 2024-ELM, Class XP10(1)(5)		17,902		48
1.46%, 06/10/2039, Series 2024-ELM, Class XP15(1)(5)		16,215		289
5.41%, 06/10/2039, Series 2024-ELM, Class A15(1)(5)		1,690		1,712
5.41%, 06/10/2039, Series 2024-ELM, Class A10(1)(5)		1,690		1,712
7.27%, 06/10/2039, Series 2024-ELM, Class E10(1)(5)		2,217		2,238
EQT Trust 2024-EXTR
5.33%, 07/05/2041, Series 2024-EXTR, Class A(1)(5)		6,220		6,253
Eurosail-UK 2007-5np Plc
5.37% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	5,055		6,244
Eurosail-UK 2007-6nc Plc
5.30% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A(2)		89		115

	$		$
Exmoor Funding 2024-1 Plc
6.38% (Sterling Overnight Index Average + 1.90%), 03/25/2094, Series 1, Class C(2)(18)		194		253
7.28% (Sterling Overnight Index Average + 2.80%), 03/25/2094, Series 1, Class D(2)(18)		111		143
Extended Stay America Trust 2021-ESH
5.51% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$68,435		68,370
5.81% (1 Month Term SOFR + 1.49%, 1.38% Floor), 07/15/2038, Series 2021-ESH, Class B(1)(2)		6,111		6,103
6.68% (1 Month Term SOFR + 2.36%, 2.25% Floor), 07/15/2038, Series 2021-ESH, Class D(1)(2)		11,386		11,371
7.28% (1 Month Term SOFR + 2.96%, 2.85% Floor), 07/15/2038, Series 2021-ESH, Class E(1)(2)		4,331		4,323
8.13% (1 Month Term SOFR + 3.81%, 3.70% Floor), 07/15/2038, Series 2021-ESH, Class F(1)(2)		607		607
Fannie Mae
1.50%, 04/01/2040(12)		5,343		4,687
2.00%, 04/01/2040(12)		23,629		21,352
2.00%, 04/01/2055(12)		94,597		75,165
2.50%, 04/16/2040(12)		10,890		10,074
2.50%, 04/01/2055(12)		157,721		131,135
3.00%, 03/01/2055(12)		306		289
3.00%, 04/01/2055(12)		141,504		122,622
3.50%, 04/01/2040(12)		106		102
3.50%, 04/01/2055(12)		30,184		27,220
3.50%, 05/01/2055(12)		514,350		463,540
4.00%, 04/01/2040(12)		3,379		3,292
4.00%, 04/01/2055(12)		40,248		37,500
4.00%, 05/01/2055(12)		433,000		402,806
4.50%, 04/01/2040(12)		10,809		10,718
4.50%, 04/01/2055(12)		138,897		132,850
4.50%, 05/01/2055(12)		2,300		2,199
5.00%, 04/01/2042(12)		144,069		141,195
5.00%, 05/01/2055(12)		927,602		908,337
5.50%, 04/01/2055(12)		321,403		320,976
5.50%, 05/01/2055(12)		842,650		840,807
6.00%, 04/01/2055(12)		387,759		393,824
6.00%, 05/01/2055(12)		849,000		861,386
6.00%, 06/01/2055(12)		452,300		458,421
6.50%, 04/01/2055(12)		915,105		943,584
6.50%, 05/01/2055(12)		434,000		447,099
6.50%, 06/01/2055(12)		620,900		639,059
7.00%, 04/01/2042(12)		55,650		58,164
7.00%, 05/01/2055(12)		25,650		26,806
Fannie Mae Pool
1.50%, 12/01/2035		371		328
1.50%, 03/01/2036		545		483
1.50%, 05/01/2036		903		799
1.50%, 06/01/2036		3,170		2,800
1.50%, 12/01/2036		2,196		1,933
1.50%, 02/01/2037		932		825
1.50%, 11/01/2041		32,671		27,204
1.50%, 12/01/2041		16,763		13,958
1.50%, 10/01/2050		4,346		3,291
1.50%, 11/01/2050		3,782		2,862
1.50%, 03/01/2051		5,104		3,859
1.50%, 02/01/2052		239		181
2.00%, 06/01/2035		413		377
2.00%, 06/01/2035		836		764
2.00%, 09/01/2035		422		384
2.00%, 02/01/2036		688		627
2.00%, 03/01/2036		742		676
2.00%, 04/01/2036		991		906
2.00%, 05/01/2036		690		631
2.00%, 07/01/2036		1,142		1,040
2.00%, 09/01/2036		1,103		1,001
2.00%, 09/01/2036		1,206		1,094
2.00%, 11/01/2036		518		473
2.00%, 01/01/2037		504		460
2.00%, 02/01/2037		221		202
2.00%, 02/01/2037		507		462
2.00%, 02/01/2037		1,149		1,045
2.00%, 03/01/2037		615		561
2.00%, 03/01/2037		2,798		2,536
2.00%, 03/01/2037		2,834		2,574
2.00%, 04/01/2037		1,558		1,420
2.00%, 10/01/2040		820		702
2.00%, 05/01/2041		5,464		4,668
2.00%, 06/01/2041		21,672		18,510
2.00%, 12/01/2041		2,537		2,163
2.00%, 02/01/2042		1,108		944
2.00%, 02/01/2042		1,203		1,022
2.00%, 03/01/2042		11,507		9,798
2.00%, 04/01/2042		1,832		1,557
2.00%, 08/01/2050		1,418		1,138
2.00%, 09/01/2050		2,148		1,720
2.00%, 10/01/2050		3,864		3,100
2.00%, 12/01/2050		887		718
2.00%, 12/01/2050		2,879		2,326
2.00%, 01/01/2051		26,079		20,914

	$		$
2.00%, 02/01/2051		3,266		2,615
2.00%, 03/01/2051		1,061		857
2.00%, 03/01/2051		1,913		1,544
2.00%, 04/01/2051		606		490
2.00%, 04/01/2051		1,123		909
2.00%, 04/01/2051		1,860		1,501
2.00%, 04/01/2051		2,101		1,698
2.00%, 05/01/2051		53,098		42,448
2.00%, 08/01/2051		5,843		4,703
2.00%, 08/01/2051		8,027		6,400
2.00%, 08/01/2051		9,276		7,402
2.00%, 09/01/2051		13,744		10,962
2.00%, 10/01/2051		38,585		30,761
2.00%, 11/01/2051		1,113		900
2.00%, 11/01/2051		1,400		1,136
2.00%, 11/01/2051		2,580		2,088
2.00%, 11/01/2051		3,825		3,047
2.00%, 11/01/2051		4,272		3,451
2.00%, 11/01/2051		4,823		3,878
2.00%, 11/01/2051		21,634		17,267
2.00%, 12/01/2051		597		490
2.00%, 12/01/2051		1,051		838
2.00%, 12/01/2051		1,443		1,165
2.00%, 12/01/2051		2,200		1,779
2.00%, 12/01/2051		3,325		2,681
2.00%, 12/01/2051		3,350		2,696
2.00%, 12/01/2051		29,478		23,442
2.00%, 12/01/2051		59,620		47,544
2.00%, 01/01/2052		843		671
2.00%, 01/01/2052		2,369		1,917
2.00%, 01/01/2052		2,609		2,111
2.00%, 01/01/2052		3,079		2,492
2.00%, 01/01/2052		3,910		3,168
2.00%, 01/01/2052		94,798		75,575
2.00%, 02/01/2052		1,557		1,263
2.00%, 02/01/2052		1,845		1,493
2.00%, 02/01/2052		3,560		2,881
2.00%, 02/01/2052		5,344		4,259
2.00%, 02/01/2052		7,923		6,400
2.00%, 02/01/2052		15,048		12,155
2.00%, 02/01/2052		114,932		91,457
2.00%, 03/01/2052		1,962		1,588
2.00%, 03/01/2052		2,808		2,268
2.00%, 03/01/2052		5,162		4,161
2.00%, 04/01/2052		39,344		31,320
2.00%, 04/01/2052		76,721		61,104
2.50%, 01/01/2032		459		441
2.50%, 02/01/2035		1,206		1,149
2.50%, 03/01/2036		3,204		2,991
2.50%, 07/01/2050		2,658		2,258
2.50%, 07/01/2050		4,157		3,515
2.50%, 07/01/2050		4,263		3,605
2.50%, 07/01/2050		4,317		3,650
2.50%, 08/01/2050		1,369		1,158
2.50%, 08/01/2050		4,424		3,742
2.50%, 08/01/2050		5,353		4,527
2.50%, 11/01/2050		929		792
2.50%, 11/01/2050		3,052		2,602
2.50%, 01/01/2051		773		653
2.50%, 02/01/2051		4,075		3,425
2.50%, 02/01/2051		19,135		16,018
2.50%, 02/01/2051		26,308		22,037
2.50%, 02/01/2051		71,538		60,018
2.50%, 09/01/2051		12,033		10,133
2.50%, 11/01/2051		1,950		1,652
2.50%, 11/01/2051		14,301		12,004
2.50%, 12/01/2051		42,230		35,242
2.50%, 01/01/2052		2,187		1,851
2.50%, 01/01/2052		3,689		3,101
2.50%, 01/01/2052		3,856		3,246
2.50%, 01/01/2052		3,912		3,318
2.50%, 01/01/2052		4,738		4,008
2.50%, 01/01/2052		4,804		4,056
2.50%, 01/01/2052		5,312		4,502
2.50%, 01/01/2052		6,005		5,066
2.50%, 01/01/2052		7,132		6,022
2.50%, 01/01/2052		8,942		7,551
2.50%, 02/01/2052		789		672
2.50%, 02/01/2052		1,191		1,011
2.50%, 02/01/2052		4,263		3,603
2.50%, 02/01/2052		5,054		4,265
2.50%, 02/01/2052		47,920		39,950
2.50%, 02/01/2052		53,368		44,470
2.50%, 04/01/2052		12,749		10,621

	$		$
2.50%, 04/01/2052		18,807		15,673
3.00%, 09/01/2030		587		571
3.00%, 04/01/2031		2,786		2,700
3.00%, 10/01/2032		2,590		2,500
3.00%, 12/01/2032		728		702
3.00%, 12/01/2032		1,523		1,478
3.00%, 10/01/2033		724		689
3.00%, 11/01/2033		2,077		2,009
3.00%, 02/01/2034		1,158		1,120
3.00%, 12/01/2034		1,809		1,732
3.00%, 01/01/2035		690		661
3.00%, 01/01/2035		1,231		1,178
3.00%, 02/01/2035		1,061		1,015
3.00%, 02/01/2035		1,629		1,576
3.00%, 11/01/2035		2,478		2,400
3.00%, 11/01/2036		586		547
3.00%, 11/01/2036		772		722
3.00%, 12/01/2036		787		737
3.00%, 03/01/2038		597		559
3.00%, 01/01/2043		1,038		934
3.00%, 02/01/2043		1,538		1,383
3.00%, 04/01/2043		1,146		1,030
3.00%, 06/01/2043		1,197		1,077
3.00%, 08/01/2043		3,463		3,114
3.00%, 09/01/2043		587		528
3.00%, 07/01/2045		2,288		2,044
3.00%, 05/01/2046		2,897		2,570
3.00%, 07/01/2046		686		608
3.00%, 09/01/2046		2,276		2,047
3.00%, 10/01/2046		805		716
3.00%, 11/01/2046		176		156
3.00%, 11/01/2046		647		573
3.00%, 11/01/2046		794		708
3.00%, 11/01/2046		807		714
3.00%, 11/01/2046		856		759
3.00%, 11/01/2046		1,921		1,703
3.00%, 01/01/2047		868		768
3.00%, 01/01/2047		6,259		5,539
3.00%, 04/01/2047		800		705
3.00%, 04/01/2047		1,029		911
3.00%, 06/01/2047		1,131		1,013
3.00%, 08/01/2047		5,002		4,446
3.00%, 11/01/2047		2,133		1,890
3.00%, 04/01/2048		9,116		8,200
3.00%, 09/01/2048		679		601
3.00%, 02/01/2049		958		850
3.00%, 08/01/2049		898		801
3.00%, 08/01/2049		18,597		16,301
3.00%, 09/01/2049		12,096		10,708
3.00%, 09/01/2049		14,996		13,238
3.00%, 10/01/2049		25,084		22,066
3.00%, 11/01/2049		18,299		16,154
3.00%, 03/01/2050		964		845
3.00%, 03/01/2050		6,425		5,646
3.00%, 07/01/2050		1,797		1,564
3.00%, 07/01/2050		20,965		18,442
3.00%, 08/01/2050		807		707
3.00%, 08/01/2050		1,592		1,397
3.00%, 10/01/2050		3,122		2,742
3.00%, 04/01/2051		7,490		6,586
3.00%, 03/01/2052		108		94
3.00%, 03/01/2052		237		206
3.00%, 03/01/2052		849		737
3.00%, 03/01/2052		37,478		32,563
3.00%, 04/01/2052		30		26
3.00%, 04/01/2052		238		206
3.00%, 04/01/2052		314		273
3.00%, 04/01/2052		504		438
3.00%, 04/01/2052		1,877		1,627
3.00%, 04/01/2052		2,009		1,752
3.00%, 04/01/2052		6,845		5,942
3.00%, 04/01/2052		61,916		53,714
3.00%, 05/01/2052		375		326
3.00%, 05/01/2052		859		744
3.00%, 05/01/2052		864		749
3.00%, 05/01/2052		879		764
3.00%, 05/01/2052		1,039		902
3.00%, 05/01/2052		9,442		8,197
3.00%, 06/01/2052		45		39
3.00%, 06/01/2052		349		306
3.00%, 06/01/2052		396		343
3.00%, 06/01/2052		433		376
3.00%, 06/01/2052		592		514
3.00%, 06/01/2052		616		534

	$		$
3.00%, 06/01/2052		889		771
3.00%, 06/01/2052		995		864
3.00%, 06/01/2052		1,928		1,672
3.00%, 06/01/2052		4,111		3,569
3.00%, 06/01/2052		60,003		52,042
3.00%, 07/01/2052		1,044		906
3.00%, 07/01/2052		1,817		1,576
3.00%, 07/01/2052		1,817		1,579
3.00%, 07/01/2052		40,576		35,185
3.00%, 08/01/2052		14,289		12,396
3.50%, 11/01/2032		354		349
3.50%, 09/01/2033		1,725		1,688
3.50%, 12/01/2033		1,458		1,428
3.50%, 07/01/2034		1,164		1,146
3.50%, 01/01/2038		1,538		1,466
3.50%, 09/01/2042		57		53
3.50%, 12/01/2042		399		371
3.50%, 12/01/2042		536		498
3.50%, 06/01/2043		597		556
3.50%, 06/01/2043		751		698
3.50%, 08/01/2043		39		36
3.50%, 01/01/2044		1,808		1,681
3.50%, 04/01/2045		8		7
3.50%, 06/01/2045		605		559
3.50%, 06/01/2045		726		672
3.50%, 07/01/2045		823		761
3.50%, 09/01/2045		1,318		1,228
3.50%, 11/01/2045		1,626		1,501
3.50%, 02/01/2046		3,143		2,897
3.50%, 06/01/2046		951		879
3.50%, 06/01/2046		1,227		1,132
3.50%, 06/01/2046		1,324		1,223
3.50%, 09/01/2046		1,418		1,309
3.50%, 12/01/2046		515		472
3.50%, 01/01/2047		1,709		1,569
3.50%, 01/01/2047		5,213		4,780
3.50%, 02/01/2047		352		322
3.50%, 07/01/2047		2,264		2,071
3.50%, 08/01/2047		4,817		4,444
3.50%, 11/01/2047		2,361		2,157
3.50%, 12/01/2047		985		900
3.50%, 12/01/2047		1,289		1,178
3.50%, 12/01/2047		1,442		1,321
3.50%, 12/01/2047		1,464		1,342
3.50%, 01/01/2048		1,470		1,352
3.50%, 01/01/2048		2,918		2,674
3.50%, 01/01/2048		3,876		3,540
3.50%, 02/01/2048		604		559
3.50%, 02/01/2048		3,780		3,452
3.50%, 12/01/2048		8,076		7,384
3.50%, 06/01/2049		4,260		3,903
3.50%, 09/01/2049		1,777		1,622
3.50%, 07/01/2050		3,658		3,342
3.50%, 01/01/2051		10,586		9,617
3.50%, 07/01/2051		2,455		2,229
3.50%, 05/01/2052		17,576		15,877
3.50%, 06/01/2052		26,009		23,610
3.50%, 04/01/2053		23,776		21,459
4.00%, 02/01/2039		65		63
4.00%, 11/01/2040		811		784
4.00%, 01/01/2042		979		941
4.00%, 03/01/2042		1,067		1,026
4.00%, 06/01/2042		3,883		3,722
4.00%, 08/01/2042		808		771
4.00%, 02/01/2043		118		113
4.00%, 12/01/2043		831		797
4.00%, 06/01/2045		1,730		1,616
4.00%, 10/01/2045		828		784
4.00%, 12/01/2045		1,354		1,282
4.00%, 03/01/2046		4,028		3,819
4.00%, 09/01/2046		428		403
4.00%, 12/01/2046		1,539		1,454
4.00%, 02/01/2047		815		772
4.00%, 02/01/2047		1,220		1,156
4.00%, 03/01/2047		507		477
4.00%, 04/01/2047		122		115
4.00%, 04/01/2047		516		487
4.00%, 05/01/2047		14		13
4.00%, 05/01/2047		575		543
4.00%, 06/01/2047		551		520
4.00%, 07/01/2047		503		474
4.00%, 08/01/2047		12		12
4.00%, 08/01/2047		587		554
4.00%, 08/01/2047		831		788

	$		$
4.00%, 08/01/2047		4,706		4,444
4.00%, 09/01/2047		91		86
4.00%, 10/01/2047		2,566		2,425
4.00%, 01/01/2048		33		31
4.00%, 03/01/2048		71		67
4.00%, 04/01/2048		56		53
4.00%, 04/01/2048		161		152
4.00%, 05/01/2048		192		181
4.00%, 06/01/2048		2,922		2,752
4.00%, 07/01/2048		121		114
4.00%, 07/01/2048		133		126
4.00%, 07/01/2048		2,210		2,082
4.00%, 08/01/2048		8		8
4.00%, 08/01/2048		38		35
4.00%, 08/01/2048		136		129
4.00%, 09/01/2048		13		12
4.00%, 09/01/2048		52		49
4.00%, 09/01/2048		87		82
4.00%, 09/01/2048		932		878
4.00%, 09/01/2048		8,614		8,168
4.00%, 10/01/2048		385		363
4.00%, 11/01/2048		20		19
4.00%, 11/01/2048		160		151
4.00%, 12/01/2048		53		50
4.00%, 12/01/2048		114		108
4.00%, 12/01/2048		473		446
4.00%, 01/01/2049		2,443		2,321
4.00%, 02/01/2049		2,011		1,907
4.00%, 03/01/2049		273		257
4.00%, 06/01/2049		2,298		2,164
4.00%, 08/01/2049		72		68
4.00%, 09/01/2049		3,567		3,354
4.00%, 10/01/2049		65		62
4.00%, 11/01/2049		276		260
4.00%, 11/01/2049		525		494
4.00%, 12/01/2049		332		313
4.00%, 12/01/2049		431		406
4.00%, 02/01/2050		3,715		3,519
4.00%, 03/01/2050		1,509		1,419
4.00%, 03/01/2050		3,824		3,603
4.00%, 04/01/2050		108		102
4.00%, 04/01/2050		609		571
4.00%, 05/01/2050		520		489
4.00%, 05/01/2050		1,431		1,348
4.00%, 06/01/2050		2,008		1,890
4.00%, 08/01/2050		636		598
4.00%, 08/01/2050		49,471		46,585
4.00%, 11/01/2050		48		46
4.00%, 11/01/2050		149		140
4.00%, 01/01/2051		176		165
4.00%, 01/01/2051		7,397		6,967
4.00%, 03/01/2051		956		900
4.00%, 05/01/2052		3,242		3,026
4.00%, 06/01/2052		16,426		15,333
4.00%, 07/01/2052		19,549		18,242
4.00%, 09/01/2052		19,579		18,272
4.00%, 01/01/2053		19,027		17,761
4.00%, 01/01/2053		23,972		22,377
4.50%, 11/01/2035		95		93
4.50%, 11/01/2040		730		720
4.50%, 05/01/2041		1,173		1,156
4.50%, 05/01/2041		1,893		1,864
4.50%, 06/01/2045		122		119
4.50%, 02/01/2046		672		657
4.50%, 03/01/2046		567		555
4.50%, 09/01/2046		927		907
4.50%, 02/01/2047		2,695		2,657
4.50%, 05/01/2047		1,547		1,525
4.50%, 11/01/2047		1,064		1,037
4.50%, 04/01/2048		574		557
4.50%, 05/01/2048		1,513		1,470
4.50%, 05/01/2048		3,669		3,565
4.50%, 08/01/2048		304		296
4.50%, 08/01/2048		2,498		2,419
4.50%, 09/01/2048		816		793
4.50%, 11/01/2048		434		423
4.50%, 12/01/2048		1,063		1,034
4.50%, 05/01/2049		1,661		1,614
4.50%, 09/01/2049		3,897		3,791
4.50%, 01/01/2050		2,150		2,092
4.50%, 07/01/2052		675		647
4.50%, 08/01/2052		6,879		6,631
4.50%, 10/01/2052		915		877
4.50%, 10/01/2052		923		884

	$		$
4.50%, 10/01/2052		22,264		21,335
4.50%, 10/01/2052		51,304		49,161
4.50%, 11/01/2052		19,779		18,954
4.50%, 02/01/2053		2,211		2,119
4.50%, 02/01/2053		4,513		4,325
4.50%, 03/01/2053		11,453		10,961
4.50%, 05/01/2053		604		579
4.50%, 05/01/2053		81,243		77,799
4.50%, 08/01/2053		80,805		77,318
4.50%, 09/01/2053		939		899
5.00%, 11/01/2044		1,032		1,039
5.00%, 07/01/2052		1,172		1,166
5.00%, 07/01/2052		1,450		1,446
5.00%, 07/01/2052		2,112		2,087
5.00%, 12/01/2052		678		667
5.00%, 01/01/2053		871		858
5.00%, 01/01/2053		5,193		5,105
5.00%, 04/01/2053		5,716		5,653
5.00%, 04/01/2053		30,277		29,744
5.00%, 08/01/2053		47,697		46,847
5.00%, 10/01/2053		707		695
5.00%, 11/01/2053		81,346		79,898
5.00%, 05/01/2054		826		811
5.00%, 06/01/2054		42,540		41,763
5.00%, 08/01/2054		139		136
5.50%, 05/01/2034		555		566
5.50%, 12/01/2039		107		109
5.50%, 03/01/2040		626		637
5.50%, 06/01/2041		99		101
5.50%, 02/01/2042		407		414
5.50%, 10/01/2043		196		200
5.50%, 05/01/2044		2,355		2,408
5.50%, 12/01/2052		363		364
5.50%, 12/01/2052		613		614
5.50%, 01/01/2053		89		90
5.50%, 01/01/2053		505		505
5.50%, 01/01/2053		1,270		1,281
5.50%, 01/01/2053		1,735		1,739
5.50%, 02/01/2053		1,011		1,011
5.50%, 02/01/2053		2,188		2,187
5.50%, 02/01/2053		3,160		3,166
5.50%, 02/01/2053		9,166		9,174
5.50%, 03/01/2053		288		288
5.50%, 03/01/2053		1,415		1,420
5.50%, 03/01/2053		2,599		2,600
5.50%, 04/01/2053		884		885
5.50%, 05/01/2053		843		850
5.50%, 05/01/2053		886		892
5.50%, 05/01/2053		3,367		3,395
5.50%, 05/01/2053		3,529		3,533
5.50%, 05/01/2053		4,295		4,330
5.50%, 05/01/2053		52,130		52,142
5.50%, 06/01/2053		208		208
5.50%, 06/01/2053		2,889		2,913
5.50%, 06/01/2053		97,388		97,411
5.50%, 07/01/2053		1,174		1,174
5.50%, 07/01/2053		3,603		3,603
5.50%, 09/01/2053		405		405
5.50%, 10/01/2053		12,306		12,299
5.50%, 11/01/2053		1,269		1,270
5.50%, 02/01/2054		1,983		1,983
5.50%, 02/01/2054		4,106		4,101
5.50%, 03/01/2054		1,204		1,202
5.50%, 11/01/2054		19		19
5.81%, 06/01/2031		1,914		2,005
6.00%, 09/01/2029		3,449		3,504
6.00%, 07/01/2041		2,098		2,187
6.00%, 11/01/2052		542		555
6.00%, 11/01/2052		2,222		2,272
6.00%, 11/01/2052		3,061		3,130
6.00%, 12/01/2052		68		69
6.00%, 12/01/2052		3,637		3,719
6.00%, 12/01/2052		25,604		26,061
6.00%, 01/01/2053		3,161		3,219
6.00%, 01/01/2053		7,562		7,733
6.00%, 02/01/2053		50		51
6.00%, 03/01/2053		4,499		4,571
6.00%, 04/01/2053		1,783		1,830
6.00%, 04/01/2053		7,461		7,600
6.00%, 05/01/2053		453		465
6.00%, 05/01/2053		1,052		1,080
6.00%, 05/01/2053		3,089		3,171
6.00%, 06/01/2053		122		124
6.00%, 07/01/2053		3,129		3,182
6.00%, 07/01/2053		4,549		4,668

	$		$
6.00%, 08/01/2053		136		138
6.00%, 08/01/2053		8,959		9,141
6.00%, 09/01/2053		109		111
6.00%, 09/01/2053		218		221
6.00%, 10/01/2053		22,766		23,162
6.00%, 12/01/2053		11,398		11,595
6.00%, 01/01/2054		54		55
6.00%, 02/01/2054		1,099		1,117
6.00%, 03/01/2054		1,445		1,468
6.00%, 04/01/2054		99		100
6.00%, 04/01/2054		918		940
6.00%, 05/01/2054		95		97
6.00%, 05/01/2054		147		149
6.00%, 06/01/2054		47,733		48,490
6.00%, 07/01/2054		39,876		40,508
6.00%, 09/01/2054		36		37
6.00%, 09/01/2054		54		55
6.00%, 09/01/2054		1,053		1,071
6.00%, 09/01/2054		1,690		1,734
6.00%, 10/01/2054		308		313
6.50%, 09/01/2053		288		298
6.50%, 09/01/2053		1,230		1,284
6.50%, 09/01/2053		10,058		10,413
6.50%, 10/01/2053		253		262
6.50%, 10/01/2053		968		1,002
6.50%, 10/01/2053		3,473		3,619
6.50%, 10/01/2053		3,909		4,033
6.50%, 11/01/2053		58		60
6.50%, 11/01/2053		6,632		6,871
6.50%, 11/01/2053		49,414		50,998
6.50%, 12/01/2053		94		98
6.50%, 12/01/2053		157		163
6.50%, 12/01/2053		6,777		7,006
6.50%, 12/01/2053		8,139		8,400
6.50%, 01/01/2054		48,018		49,559
6.50%, 02/01/2054		128		132
6.50%, 02/01/2054		7,352		7,616
6.50%, 03/01/2054		3,882		4,011
6.50%, 06/01/2054		8,512		8,797
6.50%, 07/01/2054		13,671		14,129
Fannie Mae REMICS
3.00%, 09/25/2049, Series 2019-52, Class PA		294		259
3.50%, 03/25/2042, Series 2012-20, Class ZT		1,707		1,608
3.50%, 06/25/2047, Series 2018-38, Class PA		2,108		2,059
3.50%, 12/25/2047, Series 2017-100, Class ZJ		2,029		1,796
4.00%, 05/25/2047, Series 2018-86, Class JA		512		508
4.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(2)		1,697		1,659
5.23% (30-day Average SOFR + 0.90%, 0.90% Floor), 12/25/2050, Series 2024-10, Class AF(2)		2,842		2,830
5.64% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 07/25/2053, Series 2025-21, Class FB(2)		6,043		6,059
5.64% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 03/25/2055, Series 2025-13, Class FB(2)		24,829		24,878
5.69% (30-day Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 03/25/2055, Series 2025-12, Class GF(2)		7,328		7,358
5.69% (30-day Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 03/25/2055, Series 2025-9, Class FG(2)		7,530		7,561
Fashion Show Mall LLC
4.76%, 10/10/2041, Series 2024-SHOW, Class A(1)(5)		182		182
First Horizon Alternative Mortgage Securities Trust 2005-AA12
5.04%, 02/25/2036, Series 2005-AA12, Class 2A1(5)		138		85
Flagstar Mortgage Trust 2017-2
3.98%, 10/25/2047, Series 2017-2, Class B1(1)(5)		1,069		985
Flagstar Mortgage Trust 2020-1NV
5.28% (1 Month Term SOFR + 0.96%, 6.00% Cap), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		634		610
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(1)(5)		3,318		2,690
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU
8.57% (1 Month Term SOFR + 4.25%, 4.25% Floor), 12/15/2039, Series 2024-FBLU, Class F(1)(2)		154		154
9.97% (1 Month Term SOFR + 5.65%, 5.65% Floor), 12/15/2039, Series 2024-FBLU, Class G(1)(2)		1,311		1,310
Freddie Mac Gold Pool
3.00%, 02/01/2038		914		853
3.00%, 04/01/2046		50		44
3.00%, 06/01/2046		1,820		1,617
3.00%, 08/01/2046		2,263		2,009
3.00%, 09/01/2046		6,826		6,059
3.00%, 10/01/2046		2,215		1,965
3.00%, 11/01/2046		2,465		2,186
3.00%, 12/01/2046		1,699		1,507
3.00%, 01/01/2047		3,080		2,728
3.00%, 02/01/2047		3,065		2,714
3.00%, 03/01/2047		1,820		1,612
3.00%, 04/01/2047		1,121		992
3.50%, 07/01/2043		132		123
3.50%, 10/01/2045		3,972		3,680
3.50%, 06/01/2046		1,581		1,454
3.50%, 08/01/2046		2,476		2,292
3.50%, 08/01/2046		7,256		6,694
3.50%, 11/01/2046		595		546
3.50%, 02/01/2047		296		271

	$		$
3.50%, 04/01/2047		1,153		1,057
3.50%, 09/01/2047		3,957		3,620
3.50%, 10/01/2047		867		794
3.50%, 11/01/2047		593		543
3.50%, 11/01/2047		982		898
3.50%, 12/01/2047		13,060		12,032
3.50%, 01/01/2048		703		642
3.50%, 01/01/2048		9,085		8,358
3.50%, 02/01/2048		623		569
4.00%, 01/01/2045		670		640
4.00%, 12/01/2045		1,369		1,306
4.00%, 03/01/2048		3,196		3,031
4.00%, 07/01/2048		3,434		3,256
4.00%, 11/01/2048		13,472		12,773
4.50%, 05/01/2044		111		108
4.50%, 06/01/2045		293		288
4.50%, 02/01/2046		320		314
4.50%, 05/01/2046		327		321
4.50%, 06/01/2046		337		331
4.50%, 02/01/2047		261		256
4.50%, 12/01/2047		891		870
4.50%, 10/01/2048		2,037		1,984
5.00%, 07/01/2048		400		401
5.00%, 08/01/2048		193		193
5.00%, 09/01/2048		125		125
5.00%, 10/01/2048		563		561
5.00%, 11/01/2048		773		772
5.50%, 08/01/2041		2,354		2,404
8.00%, 04/01/2032		71		74
Freddie Mac Multiclass Certificates Series 2024-P015
4.02%, 11/25/2032, Series 2024-P015, Class A1(5)		777		757
Freddie Mac Multifamily Structured Pass-Through Certificates
0.66%, 01/25/2031, Series KLU1, Class X1(5)		134,169		1,938
0.90%, 04/25/2034, Series K-1512, Class X1(5)		18,668		1,004
2.86%, 10/25/2046, Series Q010, Class APT3(5)		180		177
5.03%, 10/25/2031, Series KJ48, Class A2		805		820
6.79%, 12/25/2047, Series Q010, Class APT2(5)		51		51
Freddie Mac Pool
1.50%, 04/01/2036		686		607
1.50%, 04/01/2036		4,347		3,839
1.50%, 05/01/2036		957		845
1.50%, 08/01/2050		1,651		1,254
1.50%, 10/01/2050		4,182		3,167
1.50%, 06/01/2051		4,784		3,615
2.00%, 09/01/2035		1,227		1,118
2.00%, 01/01/2036		2,534		2,312
2.00%, 02/01/2036		1,387		1,268
2.00%, 02/01/2036		2,702		2,463
2.00%, 03/01/2036		493		449
2.00%, 05/01/2036		2,915		2,664
2.00%, 06/01/2036		3,086		2,810
2.00%, 07/01/2036		1,310		1,196
2.00%, 04/01/2037		977		890
2.00%, 09/01/2040		8,147		7,117
2.00%, 10/01/2040		6,458		5,524
2.00%, 05/01/2041		1,421		1,214
2.00%, 02/01/2042		744		632
2.00%, 03/01/2042		2,758		2,339
2.00%, 04/01/2042		780		665
2.00%, 04/01/2042		4,489		3,828
2.00%, 08/01/2050		567		457
2.00%, 09/01/2050		838		672
2.00%, 11/01/2050		1,029		832
2.00%, 02/01/2051		33,591		26,786
2.00%, 03/01/2051		6,754		5,408
2.00%, 04/01/2051		3,396		2,748
2.00%, 04/01/2051		70,256		56,168
2.00%, 05/01/2051		1,862		1,504
2.00%, 05/01/2051		71,655		57,129
2.00%, 07/01/2051		7,315		5,939
2.00%, 09/01/2051		427		345
2.00%, 09/01/2051		2,176		1,749
2.00%, 10/01/2051		585		466
2.00%, 10/01/2051		7,186		5,759
2.00%, 12/01/2051		339		277
2.00%, 12/01/2051		862		696
2.00%, 12/01/2051		1,800		1,452
2.00%, 12/01/2051		2,274		1,840
2.00%, 01/01/2052		3,970		3,217
2.00%, 01/01/2052		5,437		4,398
2.00%, 01/01/2052		17,401		14,056
2.00%, 02/01/2052		239		193
2.00%, 02/01/2052		765		616
2.00%, 02/01/2052		2,016		1,631

	$		$
2.00%, 04/01/2052		33,005		26,274
2.00%, 05/01/2052		38,754		30,824
2.00%, 06/01/2052		30,099		23,966
2.50%, 01/01/2035		9,690		9,063
2.50%, 01/01/2036		814		759
2.50%, 01/01/2036		1,440		1,343
2.50%, 07/01/2050		723		611
2.50%, 02/01/2051		6,267		5,336
2.50%, 05/01/2051		3,682		3,140
2.50%, 05/01/2051		17,042		14,408
2.50%, 11/01/2051		3,622		3,073
2.50%, 11/01/2051		16,374		13,873
2.50%, 12/01/2051		9,141		7,719
2.50%, 01/01/2052		11,243		9,468
2.50%, 01/01/2052		11,719		9,899
2.50%, 01/01/2052		32,669		27,334
2.50%, 02/01/2052		69,001		57,570
2.50%, 04/01/2052		18,103		15,312
2.50%, 04/01/2052		82,373		68,571
2.50%, 05/01/2052		43,254		36,033
3.00%, 05/01/2031		2,123		2,062
3.00%, 11/01/2034		625		598
3.00%, 09/01/2046		5,775		5,120
3.00%, 05/01/2047		2,281		2,025
3.00%, 09/01/2049		1,002		893
3.00%, 11/01/2049		7,117		6,300
3.00%, 01/01/2050		5,701		5,015
3.00%, 01/01/2050		22,140		19,548
3.00%, 02/01/2050		2,879		2,459
3.00%, 02/01/2050		6,208		5,481
3.00%, 04/01/2050		4,273		3,759
3.00%, 07/01/2050		19,345		17,017
3.00%, 08/01/2050		3,830		3,369
3.00%, 12/01/2050		6,577		5,806
3.00%, 01/01/2052		42		37
3.00%, 02/01/2052		68		59
3.00%, 03/01/2052		816		709
3.00%, 03/01/2052		58,519		50,843
3.00%, 04/01/2052		44		38
3.00%, 04/01/2052		417		363
3.00%, 04/01/2052		770		668
3.00%, 04/01/2052		866		753
3.00%, 04/01/2052		874		759
3.00%, 04/01/2052		26,883		23,328
3.00%, 05/01/2052		31		27
3.00%, 05/01/2052		858		744
3.00%, 05/01/2052		1,364		1,184
3.00%, 05/01/2052		25,867		22,440
3.00%, 06/01/2052		29		26
3.00%, 06/01/2052		270		234
3.00%, 06/01/2052		928		805
3.00%, 06/01/2052		1,101		955
3.00%, 06/01/2052		1,213		1,053
3.00%, 06/01/2052		11,883		10,305
3.00%, 06/01/2052		49,878		43,271
3.00%, 07/01/2052		40		34
3.00%, 07/01/2052		858		746
3.00%, 07/01/2052		1,932		1,679
3.00%, 07/01/2052		3,129		2,716
3.00%, 07/01/2052		234,221		203,262
3.00%, 08/01/2052		5,875		5,096
3.00%, 01/01/2053		52,595		45,607
3.50%, 06/01/2033		2,258		2,215
3.50%, 06/01/2042		24		23
3.50%, 06/01/2046		245		225
3.50%, 11/01/2047		10,063		9,259
3.50%, 12/01/2047		125		114
3.50%, 03/01/2048		2,927		2,680
3.50%, 08/01/2049		1,833		1,671
3.50%, 01/01/2050		353		322
3.50%, 11/01/2050		1,747		1,593
3.50%, 05/01/2052		181		163
3.50%, 06/01/2052		47,607		43,005
3.50%, 11/01/2052		45,684		41,238
4.00%, 08/01/2038		253		248
4.00%, 11/01/2042		272		259
4.00%, 05/01/2047		146		138
4.00%, 04/01/2048		159		150
4.00%, 07/01/2048		8		8
4.00%, 07/01/2048		186		176
4.00%, 07/01/2048		422		399
4.00%, 11/01/2048		236		223
4.00%, 12/01/2048		214		202
4.00%, 12/01/2049		1,347		1,268

	$		$
4.00%, 01/01/2050		1,685		1,585
4.00%, 02/01/2050		1,099		1,039
4.00%, 03/01/2050		58		54
4.00%, 03/01/2050		135		127
4.00%, 03/01/2050		3,939		3,721
4.00%, 05/01/2050		30		28
4.00%, 05/01/2050		57		53
4.00%, 06/01/2050		73		69
4.00%, 06/01/2050		458		431
4.00%, 05/01/2051		170		158
4.00%, 09/01/2051		54		51
4.00%, 07/01/2052		7,385		6,894
4.00%, 08/01/2052		33,223		31,012
4.00%, 09/01/2052		20,062		18,726
4.00%, 09/01/2052		30,674		28,626
4.00%, 10/01/2052		88,344		82,438
4.00%, 11/01/2052		35,315		32,954
4.00%, 02/01/2053		12,266		11,446
4.50%, 03/01/2050		1,218		1,178
4.50%, 07/01/2052		3,787		3,628
4.50%, 07/01/2052		19,353		18,522
4.50%, 08/01/2052		1,231		1,179
4.50%, 08/01/2052		78,097		74,733
4.50%, 09/01/2052		23,376		22,399
4.50%, 10/01/2052		914		876
4.50%, 11/01/2052		1,858		1,780
4.50%, 06/01/2053		955		914
4.50%, 07/01/2053		52,338		50,103
4.50%, 08/01/2053		13,362		12,795
4.50%, 09/01/2053		927		888
5.00%, 12/01/2041		479		483
5.00%, 03/01/2042		127		131
5.00%, 03/01/2044		167		167
5.00%, 06/01/2052		148		147
5.00%, 07/01/2052		2,030		2,020
5.00%, 08/01/2052		6,004		5,933
5.00%, 09/01/2052		227		224
5.00%, 10/01/2052		705		695
5.00%, 10/01/2052		47,190		46,398
5.00%, 11/01/2052		1,435		1,414
5.00%, 12/01/2052		1,583		1,560
5.00%, 12/01/2052		1,837		1,811
5.00%, 12/01/2052		3,023		2,980
5.00%, 01/01/2053		1,887		1,860
5.00%, 02/01/2053		609		600
5.00%, 04/01/2053		4,713		4,628
5.00%, 06/01/2053		35,521		34,889
5.00%, 08/01/2053		551		541
5.00%, 11/01/2053		2,877		2,826
5.00%, 11/01/2053		24,277		23,845
5.00%, 12/01/2053		33,244		32,652
5.00%, 06/01/2054		2,294		2,249
5.50%, 08/01/2026(13)		0		0
5.50%, 09/01/2052		493		494
5.50%, 01/01/2053		439		439
5.50%, 01/01/2053		441		445
5.50%, 01/01/2053		2,050		2,066
5.50%, 01/01/2053		15,788		15,801
5.50%, 02/01/2053		562		562
5.50%, 02/01/2053		1,180		1,186
5.50%, 03/01/2053		37		37
5.50%, 03/01/2053		3,666		3,696
5.50%, 03/01/2053		4,649		4,644
5.50%, 04/01/2053		13,488		13,493
5.50%, 05/01/2053		947		947
5.50%, 05/01/2053		3,530		3,559
5.50%, 05/01/2053		4,127		4,161
5.50%, 06/01/2053		160,424		160,441
5.50%, 07/01/2053		821		821
5.50%, 07/01/2053		1,931		1,933
5.50%, 07/01/2053		10,553		10,542
5.50%, 07/01/2053		16,350		16,354
5.50%, 08/01/2053		660		661
5.50%, 11/01/2053		136,357		136,318
5.50%, 12/01/2053		5,533		5,529
5.50%, 11/01/2054		10		10
5.50%, 12/01/2054		19		19
6.00%, 11/01/2052		469		481
6.00%, 01/01/2053		2,318		2,360
6.00%, 01/01/2053		8,241		8,372
6.00%, 02/01/2053		1,397		1,423
6.00%, 03/01/2053		68		69
6.00%, 03/01/2053		816		831
6.00%, 04/01/2053		826		844

	$		$
6.00%, 04/01/2053		1,429		1,465
6.00%, 04/01/2053		3,918		3,984
6.00%, 05/01/2053		1,259		1,292
6.00%, 05/01/2053		3,311		3,394
6.00%, 06/01/2053		293		297
6.00%, 06/01/2053		2,869		2,944
6.00%, 08/01/2053		4,172		4,240
6.00%, 09/01/2053		31		31
6.00%, 10/01/2053		34,782		35,334
6.00%, 12/01/2053		91		92
6.00%, 02/01/2054		3,437		3,494
6.00%, 03/01/2054		90,897		92,415
6.00%, 06/01/2054		34		35
6.00%, 06/01/2054		33,991		34,530
6.00%, 07/01/2054		273		278
6.00%, 07/01/2054		54,337		55,232
6.00%, 08/01/2054		3,317		3,369
6.00%, 08/01/2054		4,987		5,102
6.00%, 09/01/2054		8,837		9,069
6.50%, 10/01/2053		1,390		1,435
6.50%, 10/01/2053		4,564		4,755
6.50%, 11/01/2053		50		52
6.50%, 11/01/2053		395		409
6.50%, 11/01/2053		1,539		1,599
6.50%, 12/01/2053		240		248
6.50%, 12/01/2053		15,588		16,085
6.50%, 12/01/2053		18,728		19,391
6.50%, 02/01/2054		3,755		3,880
6.50%, 03/01/2054		1,443		1,491
6.50%, 03/01/2054		1,984		2,053
6.50%, 07/01/2054		420		436
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA		523		461
3.00%, 04/15/2049, Series 4879, Class BC		1,796		1,600
4.00%, 01/15/2048, Series 4750, Class Z		11,116		10,232
5.64% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 11/25/2054, Series 5473, Class BF(2)		9,503		9,528
5.66% (30-day Average SOFR + 1.32%, 1.32% Floor, 6.50% Cap), 03/25/2055, Series 5518, Class FC(2)		22,487		22,548
5.69% (30-day Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 01/25/2055, Series 5513, Class FD(2)		23,273		23,366
5.69% (30-day Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 03/25/2055, Series 5515, Class FM(2)		3,516		3,530
5.74% (30-day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 03/25/2055, Series 5516, Class FC(2)		55,337		55,534
Freddie Mac STACR REMIC Trust 2021-DNA6
5.84% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2(1)(2)		17,959		17,965
Freddie Mac STACR REMIC Trust 2022-DNA7
9.34% (30-day Average SOFR + 5.00%), 03/25/2052, Series 2022-DNA7, Class M1B(1)(2)		9,000		9,750
Freddie Mac STACR REMIC Trust 2023-DNA2
6.44% (30-day Average SOFR + 2.10%), 04/25/2043, Series 2023-DNA2, Class M1A(1)(2)		2,835		2,874
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300		30,605		27,873
Freddie Mac Whole Loan Securities Trust
3.65%, 12/25/2046, Series 2017-SC01, Class M1(1)(5)		558		547
FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026, Series 2019-K736, Class B(1)(5)		5,440		5,338
FREMF 2019-K94 Mortgage Trust
3.96%, 07/25/2052, Series 2019-K94, Class B(1)(5)		2,800		2,665
FREMF 2019-K98 Mortgage Trust
3.74%, 10/25/2052, Series 2019-K98, Class B(1)(5)		2,895		2,731
FS Rialto 2022-Fl4 Issuer LLC
6.24% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A(1)(2)		1,690		1,692
FS Rialto 2024-FL9 Issuer LLC
5.95% (1 Month Term SOFR + 1.63%, 1.63% Floor), 10/19/2039, Series 2024-FL9, Class A(1)(2)		1,711		1,707
FS Rialto 2025-FL10 Issuer LLC
5.69% (1 Month Term SOFR + 1.39%, 1.39% Floor), 08/19/2042, Series 2025-FL10, Class A(1)(2)		610		608
Gaea Mortgage Loan Trust 2025-A
6.75%, 02/25/2030, Series 2025-A, Class A(1)(5)		916		900
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(1)(5)		247		231
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22(1)(5)		236		224
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3(1)(5)		919		910
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(1)(5)		1,091		1,053
GCAT 2021-NQM3 Trust
3.47%, 05/25/2066, Series 2021-NQM3, Class B1(1)(5)		578		431
GCAT 2022-CM1 Trust
2.89%, 12/27/2066, Series 2022-HX1, Class A1(1)(5)		133		123
GCAT 2023-NQM4 Trust
4.25%, 05/25/2067, Series 2023-NQM4, Class A1(1)(5)		2,087		1,952
Ginnie Mae
0.00%, 05/01/2055(12)		118,300		119,955
1.05%, 01/16/2061, Series 2021-17, Class IO(5)		12,224		975
1.25%, 01/16/2061, Series 2021-31, Class B		9,380		6,808
1.29%, 03/16/2063, Series 2021-36, Class IO(5)		57,565		4,794
1.40%, 06/16/2063, Series 2021-21, Class AH		8,627		6,350

	$		$
1.50%, 06/16/2063, Series 2021-2, Class AH		12,673		9,309
2.00%, 04/01/2051(12)		53,250		43,543
2.25%, 04/16/2065, Series 2023-119, Class AD		867		700
2.50%, 04/01/2055(12)		194,709		166,056
3.00%, 11/16/2044, Series 2015-8, Class LZ		1,663		1,476
3.00%, 07/20/2049, Series 2019-90, Class HE		140		124
3.00%, 09/20/2049, Series 2019-119, Class JE		1,046		929
3.00%, 08/20/2050, Series 2021-97, Class LI		3,779		648
3.00%, 02/20/2051, Series 2021-58, Class IY		3,112		537
3.00%, 05/20/2051, Series 2022-85, Class IK		2,296		394
3.00%, 05/20/2051, Series 2021-83, Class PI		2,954		502
3.00%, 05/20/2051, Series 2021-78, Class IP		3,644		614
3.00%, 08/20/2051, Series 2021-140, Class JI		253		43
3.00%, 08/20/2051, Series 2022-78, Class IO		2,455		415
3.00%, 04/01/2055(12)		23,661		20,955
3.25%, 09/16/2063, Series 2023-50, Class AC(5)		410		372
3.50%, 04/01/2041(12)		490		448
3.50%, 08/20/2048, Series 2018-115, Class DE		1,978		1,817
3.50%, 09/20/2048, Series 2018-124, Class NW		1,412		1,292
3.50%, 12/20/2048, Series 2019-44, Class CA		1		1
3.75%, 05/16/2065, Series 2023-118, Class BA(5)		446		409
4.00%, 04/01/2040(12)		148,746		139,233
4.50%, 04/01/2055(12)		111,176		106,659
5.00%, 04/01/2055(12)		208,337		204,908
5.04% (30-day Average SOFR + 0.70%, 0.70% Floor, 10.50% Cap), 02/20/2074, Series 2024-H04, Class FA(2)		1,057		1,056
5.08% (1 Month Term SOFR + 0.77%, 0.66% Floor, 7.50% Cap), 12/20/2065, Series 2015-H33, Class FA(2)		425		424
5.44% (30-day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 04/20/2054, Series 2024-64, Class FD(2)		12,275		12,263
5.49% (30-day Average SOFR + 1.15%, 1.15% Floor, 6.50% Cap), 06/20/2054, Series 2024-97, Class FW(2)		3,802		3,799
5.50%, 04/01/2055(12)		126,050		126,309
5.50%, 05/01/2055(12)		180,000		180,166
5.64% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 02/20/2054, Series 2024-30, Class DF(2)		3,325		3,339
6.00%, 04/01/2055(12)		31,312		31,778
6.50%, 04/01/2042(12)		17,494		17,908
Ginnie Mae I Pool
4.50%, 05/15/2041		196		189
5.00%, 09/15/2041		89		90
5.00%, 07/15/2044		57		57
7.50%, 08/15/2033		36		37
Ginnie Mae II Pool
2.00%, 08/20/2050		11,833		9,682
2.00%, 11/20/2050		1,579		1,292
2.00%, 01/20/2051		18,918		15,480
2.00%, 02/20/2051		1,405		1,150
2.50%, 04/20/2051		2,791		2,383
2.50%, 10/20/2051		45,446		38,782
2.50%, 12/20/2051		13,374		11,413
3.00%, 02/20/2043		957		866
3.00%, 06/20/2045		10,341		9,306
3.00%, 10/20/2045		2,054		1,848
3.00%, 05/20/2046		3,244		2,917
3.00%, 07/20/2046		3,975		3,573
3.00%, 10/20/2046		621		557
3.00%, 12/20/2046		1,529		1,373
3.00%, 03/20/2047		410		368
3.00%, 09/20/2047		4,058		3,636
3.00%, 11/20/2047		1,416		1,269
3.00%, 01/20/2048		1,797		1,611
3.00%, 10/20/2049		3,873		3,378
3.00%, 03/20/2050		1,940		1,692
3.00%, 04/20/2050		105		92
3.00%, 04/20/2051		9,421		8,354
3.00%, 07/20/2051		18,584		16,470
3.00%, 01/20/2052		744		659
3.00%, 03/20/2052		2,785		2,468
3.00%, 04/20/2052		8,359		7,408
3.50%, 06/20/2043		646		602
3.50%, 07/20/2043		655		611
3.50%, 01/20/2045		792		728
3.50%, 12/20/2045		756		701
3.50%, 01/20/2046		526		487
3.50%, 03/20/2046		5,663		5,268
3.50%, 04/20/2046		1,901		1,761
3.50%, 05/20/2046		862		799
3.50%, 06/20/2046		1,223		1,132
3.50%, 12/20/2046		1,303		1,204
3.50%, 01/20/2047		1,591		1,473
3.50%, 04/20/2047		2,107		1,949
3.50%, 05/20/2047		92		85
3.50%, 06/20/2047		5,490		5,073
3.50%, 07/20/2047		1,594		1,475
3.50%, 08/20/2047		1,422		1,314
3.50%, 09/20/2047		3,588		3,306
3.50%, 10/20/2047		285		262
3.50%, 11/20/2047		4,941		4,568

	$		$
3.50%, 12/20/2047		3,268		3,020
3.50%, 01/20/2048		2,238		2,068
3.50%, 02/20/2048		1,143		1,056
3.50%, 02/20/2048		3,260		3,025
3.50%, 02/20/2048		5,173		4,769
3.50%, 04/20/2048		8,988		8,288
3.50%, 05/20/2048		2,565		2,364
3.50%, 06/20/2049		183		164
3.50%, 07/20/2049		1,099		989
3.50%, 03/20/2050		399		369
3.50%, 02/20/2051		7,852		7,203
3.50%, 08/20/2051		7,679		7,059
3.50%, 11/20/2052		564		517
4.00%, 09/20/2045		564		539
4.00%, 03/20/2047		407		386
4.00%, 04/20/2047		847		804
4.00%, 05/20/2047		670		632
4.00%, 06/20/2047		754		715
4.00%, 09/20/2047		1,067		1,010
4.00%, 11/20/2047		749		709
4.00%, 12/20/2047		721		682
4.00%, 01/20/2048		981		926
4.00%, 06/20/2048		3,793		3,580
4.00%, 08/20/2048		1,410		1,330
4.00%, 09/20/2048		813		768
4.00%, 10/20/2048		317		298
4.00%, 10/20/2050		6,741		6,364
4.00%, 12/20/2052		8,107		7,595
4.50%, 07/20/2045		1,221		1,196
4.50%, 09/20/2046		1,468		1,414
4.50%, 01/20/2047		948		928
4.50%, 05/20/2047		1,636		1,592
4.50%, 06/20/2047		2,232		2,175
4.50%, 08/20/2047		645		629
4.50%, 09/20/2047		630		616
4.50%, 08/20/2048		2,620		2,548
4.50%, 09/20/2048		286		278
4.50%, 10/20/2052		50,455		48,451
4.50%, 10/20/2054		60,110		57,686
5.00%, 12/20/2044		107		108
5.00%, 06/20/2047		1,108		1,108
5.00%, 09/20/2047		609		609
5.00%, 12/20/2047		448		448
5.00%, 01/20/2048		529		529
5.00%, 02/20/2048		441		441
5.00%, 08/20/2048		923		921
5.00%, 10/20/2048		831		830
5.50%, 05/20/2048		739		755
5.50%, 11/20/2048		449		458
5.50%, 03/20/2049		566		577
Great Wolf Trust 2024-WOLF
5.86% (1 Month Term SOFR + 1.54%, 1.54% Floor), 03/15/2039, Series 2024-WOLF, Class A(1)(2)		1,050		1,051
Grifonas Finance No 1 Plc
2.67% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(2)	EUR	1,760		1,860
GS Mortgage Securities Corp. Trust 2012-BWTR
2.95%, 11/05/2034, Series 2012-BWTR, Class A(1)		$4,024		3,438
GS Mortgage Securities Corp. Trust 2012-TMSQ
3.72%, 04/10/2031, Series 2013-G1, Class B(1)(5)		1,573		1,444
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033, Series 2013-PEMB, Class D(1)(5)		5,150		1,468
3.55%, 03/05/2033, Series 2013-PEMB, Class A(1)(5)		4,610		3,976
GS Mortgage Securities Corp. Trust 2021-DM
5.32% (1 Month Term SOFR + 1.00%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A(1)(2)		8,981		8,894
GS Mortgage Securities Corp. Trust 2022-AGSS
6.51% (1 Month Term SOFR + 2.19%, 2.20% Floor), 08/15/2039, Series 2022-ECI, Class A(1)(2)		1,740		1,740
GS Mortgage Securities Corp. Trust 2023-FUN
6.41% (1 Month Term SOFR + 2.09%, 2.09% Floor), 03/15/2028, Series 2023-FUN, Class A(1)(2)		693		693
GS Mortgage Securities Corp. Trust 2023-SHIP
7.43%, 09/10/2038, Series 2023-SHIP, Class E(1)(5)		5,939		6,002
GS Mortgage Securities Corp. Trust 2024-RVR
6.97%, 08/10/2041, Series 2024-RVR, Class E(1)(5)		3,316		3,300
GS Mortgage Securities Corp. Trust 2025-800D
6.97% (1 Month Term SOFR + 2.65%, 2.65% Floor), 11/18/2029, Series 800D, Class A(1)(2)		3,492		3,492
GS Mortgage Securities Corportation Trust 2021-IP
5.38% (1 Month Term SOFR + 1.06%, 0.95% Floor), 10/15/2036, Series 2021-IP, Class A(1)(2)		1,110		1,102
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1(1)(5)		11,520		10,227
GS Mortgage-Backed Securities Trust 2020-INV1
2.90%, 10/25/2050, Series 2020-INV1, Class A14(1)(5)		3,142		2,680
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(1)(5)		4,964		4,028
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(1)(5)		3,107		2,519
2.50%, 02/25/2052, Series 2021-GR2, Class A6(1)(5)		8,645		7,690

	$		$
GS Mortgage-Backed Securities Trust 2021-PJ6
2.50%, 11/25/2051, Series 2021-PJ6, Class A2(1)(5)		9,414		7,691
GS Mortgage-Backed Securities Trust 2022-NQM1
4.00%, 05/25/2062, Series 2022-NQM1, Class A4(1)(5)		208		191
GS Mortgage-Backed Securities Trust 2023-CCM1
7.40%, 08/25/2053, Series 2023-CCM1, Class B1(1)(5)		375		375
GS Mortgage-Backed Securities Trust 2024-RPL5
0.00%, 07/25/2064, Series 2024-RPL5, Class SA(1)		53		52
3.48%, 07/25/2064, Series 2024-RPL5, Class PT(1)(5)		114,149		98,309
GS Mortgage-Backed Securities Trust 2024-RPL6
0.00%, 01/25/2064, Series 2024-RPL6, Class SA(1)		74		72
3.25%, 01/25/2064, Series 2024-RPL6, Class PT(1)(5)		107,371		89,547
GS Mortgage-Backed Securities Trust 2024-RPL7
0.00%, 07/25/2064, Series 2024-RPL7, Class SA(1)		191		185
3.88%, 07/25/2064, Series 2024-RPL7, Class PT(1)(5)		110,912		100,845
GWT 2024-WLF2
6.01% (1 Month Term SOFR + 1.69%), 05/15/2041, Series 2024-WLF2, Class A(1)(2)		7,195		7,193
HarborView Mortgage Loan Trust 2005-9
5.33% (1 Month Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(2)		3,834		3,598
HarborView Mortgage Loan Trust 2006-10
4.63% (1 Month Term SOFR + 0.51%, 0.40% Floor), 11/19/2036, Series 2006-10, Class 1A1A(2)		6,384		4,880
HarborView Mortgage Loan Trust 2006-12
4.84% (1 Month Term SOFR + 0.52%, 0.41% Floor), 12/19/2036, Series 2006-12, Class 1A1A(2)		22,939		17,999
HarborView Mortgage Loan Trust 2006-7
4.83% (1 Month Term SOFR + 0.51%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(2)		1,881		1,639
HarborView Mortgage Loan Trust 2007-6
4.63% (1 Month Term SOFR + 0.31%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(2)		5,210		4,416
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056, Series 2024-1, Class A		5,895		6,102
HIG RCP 2023-FL1 LLC
6.59% (1 Month Term SOFR + 2.27%, 2.27% Floor), 09/19/2038, Series 2023-FL1, Class A(1)(2)		113		113
HIH Trust 2024-61P
6.16% (1 Month Term SOFR + 1.84%, 1.84% Floor), 10/15/2041, Series 2024-61P, Class A(1)(2)		1,230		1,235
7.96% (1 Month Term SOFR + 3.64%, 3.64% Floor), 10/15/2041, Series 2024-61P, Class D(1)(2)		460		461
HILT Commercial Mortgage Trust 2024-ORL
5.86% (1 Month Term SOFR + 1.54%, 1.54% Floor), 05/15/2037, Series 2024-ORL, Class A(1)(2)		2,791		2,789
7.51% (1 Month Term SOFR + 3.19%, 3.19% Floor), 05/15/2037, Series 2024-ORL, Class D(1)(2)		2,093		2,083
HIT Trust 2022-HI32
6.71% (1 Month Term SOFR + 2.39%, 2.39% Floor), 07/15/2039, Series 2022-HI32, Class A(1)(2)		366		366
HLTN Commercial Mortgage Trust 2024-DPLO
5.96% (1 Month Term SOFR + 1.64%, 1.64% Floor), 06/15/2041, Series 2024-DPLO, Class A(1)(2)		1,117		1,117
Homes 2024-Nqm2 Trust
5.72%, 10/25/2069, Series 2024-NQM2, Class A1(1)(4)		31,754		31,827
HOMES 2025-NQM1 Trust
5.55%, 01/25/2070, Series 2025-NQM1, Class A1(1)(4)		34,282		34,275
6.52%, 01/25/2070, Series 2025-NQM1, Class M1(1)(5)		3,350		3,362
Homeward Opportunities Fund I Trust 2020-2
5.45%, 05/25/2065, Series 2020-2, Class B1(1)(5)		280		283
Homeward Opportunities Fund Trust 2022-1
5.03%, 07/25/2067, Series 2022-1, Class M1(1)(5)		2,331		2,267
5.08%, 07/25/2067, Series 2022-1, Class A1(1)(4)		3,056		3,038
HONO 2021-LULU Mortgage Trust
5.58% (1 Month Term SOFR + 1.26%, 1.15% Floor), 10/15/2036, Series 2021-LULU, Class A(1)(2)		2,446		2,403
Houston Galleria Mall Trust 2025-HGLR
5.46%, 02/05/2045, Series 2025-HGLR, Class A(1)(5)		160		162
HSI Asset Securitization Corp. Trust 2005-NC1
5.39% (1 Month Term SOFR + 1.07%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(2)		4,874		4,671
HTL Commercial Mortgage Trust 2024-T53
5.88%, 05/10/2039, Series 2024-T53, Class A(1)(5)		630		634
10.26%, 05/10/2039, Series 2024-T53, Class E(1)(5)		1,777		1,837
Hudson Yards 2025-SPRL Mortgage Trust
5.47%, 01/13/2040, Series 2025-SPRL, Class A(1)(5)		312		317
5.76%, 01/13/2040, Series 2025-SPRL, Class B(1)(5)		10,439		10,593
Hudsons Bay Simon JV Trust 2015-HBS
3.91%, 08/05/2034, Series 2015-HB7, Class A7(1)		400		396
4.15%, 08/05/2034, Series 2015-HB10, Class A10(1)		3,540		3,487
ILPT Commercial Mortgage Trust 2022-LPF2
6.56% (1 Month Term SOFR + 2.25%, 2.25% Floor), 10/15/2039, Series 2022-LPF2, Class A(1)(2)		2,822		2,824
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(1)		7,575		7,323
Impac CMB Trust Series 2004-7
5.07% (1 Month Term SOFR + 0.75%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(2)		1,321		1,292
Impac CMB Trust Series 2007-A
4.93% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.50% Cap), 05/25/2037, Series 2007-A, Class A(1)(2)		465		443
Impac Secured Assets Trust 2006-3
4.77% (1 Month Term SOFR + 0.45%, 0.34% Floor), 11/25/2036, Series 2006-3, Class A1(2)		346		315
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(1)(5)		2,166		1,804
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)		3,265		3,230
IndyMac INDX Mortgage Loan Trust 2006-AR19
4.28%, 08/25/2036, Series 2006-AR19, Class 5A2(5)		12,959		9,347
IndyMac INDX Mortgage Loan Trust 2007-AR15
4.39%, 08/25/2037, Series 2007-AR15, Class 1A1(5)		2,948		2,057

	$		$
IndyMac INDX Mortgage Loan Trust 2007-AR9
3.09%, 04/25/2037, Series 2007-AR9, Class 1A1(5)		2,216		1,897
INV 2024-IND Mortgage Trust
6.06% (1 Month Term SOFR + 1.74%, 1.74% Floor), 11/15/2041, Series 2024-IND, Class A(1)(2)		1,780		1,776
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
3.58%, 12/15/2047, Series 2012-LC9, Class D(1)(5)		215		203
3.58%, 12/15/2047, Series 2012-LC9, Class C(1)(5)		2,439		2,366
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS		1,993		1,894
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 09/06/2038, Series 2016-NINE, Class B(1)(5)		1,193		1,149
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
5.42% (1 Month Term SOFR + 1.10%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)		6,171		6,101
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(1)		965		907
5.35%, 07/05/2033, Series 2018-WPT, Class DFX(1)		10,060		6,438
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(1)		8,013		7,434
JP Morgan Chase Commercial Mortgage Securities Trust 2020-609M
7.45% (1 Month Term SOFR + 3.13%, 2.77% Floor), 10/15/2033, Series 2020-609M, Class D(1)(2)		100		99
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
5.73% (1 Month Term SOFR + 1.41%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)		5,000		4,564
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
6.55% (1 Month Term SOFR + 2.23%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C(1)(2)		8,700		8,651
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
5.48% (1 Month Term SOFR + 1.16%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)		142		141
5.98% (1 Month Term SOFR + 1.66%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		1,000		998
6.38% (1 Month Term SOFR + 2.06%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D(1)(2)		4,263		4,252
JP Morgan Chase Commercial Mortgage Securities Trust 2023-CCDC
7.24%, 10/05/2040, Series 2023-CCDC, Class A(1)		5,800		6,127
JP Morgan Chase Commercial Mortgage Securities Trust 2024-IGLG
5.17%, 11/09/2039, Series 2024-IGLG, Class A(1)(5)		2,970		2,983
6.48%, 11/09/2039, Series 2024-IGLG, Class D(1)(5)		830		829
7.25%, 11/09/2039, Series 2024-IGLG, Class E(1)(5)		2,521		2,517
8.22%, 11/09/2039, Series 2024-IGLG, Class F(1)(5)		2,160		2,145
JP Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI
5.80%, 10/05/2039, Series 2024-OMNI, Class A(1)(5)		4,270		4,332
JP Morgan Chase Commercial Mortgage Securities Trust 2025-BHR5
5.99% (1 Month Term SOFR + 1.69%, 1.69% Floor), 03/15/2040, Series 2025-BHR5, Class A(1)(2)		4,090		4,059
JP Morgan Chase Commercial Mortgage Securities Trust 2025-BMS
5.92% (1 Month Term SOFR + 1.60%, 1.60% Floor), 01/15/2042, Series 2025-BMS, Class A(1)(2)		5,700		5,643
6.32% (1 Month Term SOFR + 2.00%, 2.00% Floor), 01/15/2042, Series 2025-BMS, Class B(1)(2)		3,500		3,485
JP Morgan Mortgage Trust 2019-7
2.95%, 02/25/2050, Series 2019-7, Class B2A(1)(5)		4,714		4,077
JP Morgan Mortgage Trust 2019-INV1
4.93%, 10/25/2049, Series 2019-INV1, Class B3(1)(5)		1,377		1,331
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(1)(5)		657		592
3.50%, 05/25/2050, Series 2019-INV3, Class A3(1)(5)		769		693
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(1)(5)		2,598		2,247
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3(1)(5)		668		601
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(1)(5)		1,092		949
JP Morgan Mortgage Trust 2020-LTV1
3.25%, 06/25/2050, Series 2020-LTV1, Class B1A(1)(5)		4,463		3,876
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3(1)(5)		33,076		26,983
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3(1)(5)		15,396		12,545
JP Morgan Mortgage Trust 2021-4
2.90%, 08/25/2051, Series 2021-4, Class B5(1)(5)		78		57
2.90%, 08/25/2051, Series 2021-4, Class B4(1)(5)		104		82
2.90%, 08/25/2051, Series 2021-4, Class B6(1)(5)		230		96
JP Morgan Mortgage Trust 2024-10
5.59% (30-day Average SOFR + 1.25%, 7.50% Cap), 03/25/2055, Series 2024-10, Class A11(1)(2)		13,991		14,018
JP Morgan Mortgage Trust 2024-9
5.69% (30-day Average SOFR + 1.35%, 7.50% Cap), 02/25/2055, Series 2024-9, Class A11(1)(2)		10,730		10,759
JP Morgan Mortgage Trust 2025-VIS1
6.41%, 08/25/2055, Series 2025-VIS1, Class M1(1)(5)		1,262		1,263
JP Morgan Mortgage Trust Series 2024-CES2
0.00%, 02/25/2055, Series 2024-CES2, Class PT(1)(5)		98,254		106,143
JP Morgan Mortgage Trust Series 2024-VIS1
8.08%, 07/25/2064, Series 2024-VIS1, Class B2(1)(5)		180		179
JP Morgan Mortgage Trust Series 2024-VIS2
7.73%, 11/25/2064, Series 2024-VIS2, Class B1(1)(5)		369		374
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055, Series 2025-CES1, Class A1(1)(5)		25,574		25,690
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(1)(5)		3,881		3,298
JP Morgan Trust 2015-1
5.65%, 12/25/2044, Series 2015-1, Class B4(1)(5)		462		442

	$		$
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		1,841		1,823
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(5)		4,990		4,781
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040		3,800
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.42%, 06/15/2051, Series 2018-C8, Class AS		64		62
Jubilee Place 7 BV
4.42% (3 Month EURIBOR + 1.90%), 09/18/2062, Series 7, Class D(2)(18)	EUR	100		108
JW Commercial Mortgage Trust 2024-MRCO
5.94% (1 Month Term SOFR + 1.62%, 1.62% Floor), 06/15/2039, Series 2024-MRCO, Class A(1)(2)		$2,613		2,611
7.51% (1 Month Term SOFR + 3.19%, 3.19% Floor), 06/15/2039, Series 2024-MRCO, Class D(1)(2)		756		758
Kinbane 2022-RPL 1 DAC
3.22% (1 Month EURIBOR + 0.85%), 09/25/2062, Series RPL1A, Class A(1)(2)	EUR	11,030		11,924
KSL Commercial Mortgage Trust 2024-HT2
5.86% (1 Month Term SOFR + 1.54%, 1.54% Floor), 12/15/2039, Series 2024-HT2, Class A(1)(2)		$3,003		2,999
Last Mile Logistics Pan Euro Finance DAC
5.26% (3 Month EURIBOR + 2.70%, 2.70% Floor), 08/17/2033, Series 1X, Class E(2)(18)	EUR	1,004		1,074
LBA Trust 2024-7IND
5.76% (1 Month Term SOFR + 1.44%, 1.44% Floor), 10/15/2041, Series 2024-7IND, Class A(1)(2)		$1,200		1,198
6.96% (1 Month Term SOFR + 2.64%, 2.64% Floor), 10/15/2041, Series 2024-7IND, Class D(1)(2)		304		303
LBA Trust 2024-BOLT
5.91% (1 Month Term SOFR + 1.59%, 1.59% Floor), 06/15/2039, Series 2024-BOLT, Class A(1)(2)		7,490		7,471
8.76% (1 Month Term SOFR + 4.44%, 4.44% Floor), 06/15/2039, Series 2024-BOLT, Class F(1)(2)		368		366
Legacy Mortgage Asset Trust 2021-GS2
4.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(4)		3,421		3,417
Legacy Mortgage Asset Trust 2021-GS3
4.75%, 07/25/2061, Series 2021-GS3, Class A1(1)(4)		7,209		7,189
Legacy Mortgage Asset Trust 2021-GS4
4.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(4)		8,073		8,059
Legacy Mortgage Asset Trust 2021-GS5
5.25%, 07/25/2067, Series 2021-GS5, Class A1(1)(4)		5,660		5,645
Lehman XS Trust Series 2005-5N
4.79% (1 Month Term SOFR + 0.47%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(2)		9,084		8,481
LEX 2024-BBG Mortgage Trust
4.87%, 10/13/2033, Series 2024-BBG, Class A(1)(5)		3,200		3,172
Life 2021-BMR Mortgage Trust
6.78% (1 Month Term SOFR + 2.46%, 2.35% Floor), 03/15/2038, Series 2021-BMR, Class F(1)(2)		4,900		4,801
7.38% (1 Month Term SOFR + 3.06%, 2.95% Floor), 03/15/2038, Series 2021-BMR, Class G(1)(2)		6,562		6,402
LoanCore 2022-CRE7 Issuer Ltd.
5.90% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A(1)(2)		2,802		2,800
LoanCore 2025 2025-CRE8 Issuer LLC
5.70% (1 Month Term SOFR + 1.39%, 1.39% Floor), 08/17/2042, Series 2025-CRE8, Class A(1)(2)		660		658
Ludgate Funding Plc
5.20% (Sterling Overnight Index Average + 0.72%), 01/01/2061, Series 2008-W1X, Class A1(2)	GBP	285		364
Lugo Funding DAC
3.52% (3 Month EURIBOR + 1.00%), 05/26/2066, Series 1A, Class A(1)(2)	EUR	13,476		14,500
LUX 2023-LION
7.01% (1 Month Term SOFR + 2.69%, 2.69% Floor), 08/15/2040, Series 2023-LION, Class A(1)(2)		$741		748
Mansard Mortgages 2007-1 Plc
4.86% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2(2)	GBP	3,045		3,878
4.98% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1(2)		3,222		3,967
MCR 2024-HF1 Mortgage Trust
6.11% (1 Month Term SOFR + 1.79%, 1.79% Floor), 12/15/2041, Series 2024-HF1, Class A(1)(2)		$1,143		1,146
MCR 2024-HTL Mortgage Trust
6.08% (1 Month Term SOFR + 1.76%, 1.76% Floor), 02/15/2037, Series 2024-HTL, Class A(1)(2)		96		96
7.43% (1 Month Term SOFR + 3.11%, 3.11% Floor), 02/15/2037, Series 2024-HTL, Class C(1)(2)		1,249		1,252
MCR 2024-TWA Mortgage Trust
0.92%, 06/12/2039, Series 2024-TWA, Class XA(1)		5,829		85
5.92%, 06/12/2039, Series 2024-TWA, Class A(1)		1,260		1,274
8.73%, 06/12/2039, Series 2024-TWA, Class E(1)		1,059		1,077
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3(1)(5)		8,409		6,871
Merrill Lynch Alternative Note Asset Trust Series 2007-A3
4.85% (1 Month Term SOFR + 0.53%, 0.42% Floor), 04/25/2037, Series 2007-A3, Class A1(2)		27,073		4,883
Merrill Lynch Mortgage Investors Trust Series 2006-AF2
4.75% (1 Month Term SOFR + 0.43%, 0.32% Floor), 09/25/2037, Series 2006-AF2, Class AV1(2)		234		124
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
4.24%, 04/25/2029, Series 2004-HB1, Class A3(5)		173		151
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(1)(5)		5,402		5,200
MF1 2020-FL4 Ltd.
6.13% (1 Month Term SOFR + 1.81%, 1.70% Floor), 12/15/2035, Series 2020-FL4, Class A(1)(2)		6,737		6,730
MF1 2021-FL6 Ltd.
5.53% (1 Month Term SOFR + 1.21%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A(1)(2)		4,642		4,634
MF1 2021-FL7 Ltd.
5.51% (1 Month Term SOFR + 1.19%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A(1)(2)		11,893		11,857
MF1 2021-W10X
5.39% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A(1)(2)		5,140		5,109
MF1 2022-FL10 LLC
6.95% (1 Month Term SOFR + 2.64%, 2.64% Floor), 09/17/2037, Series 2022-FL10, Class A(1)(2)		670		669
MF1 2022-FL9 LLC
6.47% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A(1)(2)		1,529		1,528

	$		$
MF1 2023-FL12 LLC
6.38% (1 Month Term SOFR + 2.07%, 2.07% Floor), 10/19/2038, Series 2023-FL12, Class A(1)(2)		724		725
MF1 2024-FL14 LLC
6.05% (1 Month Term SOFR + 1.74%, 1.74% Floor), 03/19/2039, Series 2024-FL14, Class A(1)(2)		610		611
MF1 Multifamily Housing Mortgage Loan Trust
5.63% (1 Month Term SOFR + 1.31%, 1.31% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000		14,917
MFA 2021-RPL1 Trust
2.85%, 07/25/2060, Series 2021-RPL1, Class M2(1)(5)		1,200		993
MFA 2022-INV3 Trust
4.26%, 12/25/2066, Series 2022-NQM1, Class M1(1)(5)		1,603		1,390
MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1(1)(4)		13,394		13,345
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1(1)(5)		23,099		21,473
MHC Commercial Mortgage Trust 2021-MHC
5.23% (1 Month Term SOFR + 0.92%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)		57		57
5.78% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		2,800		2,793
MHC Trust 2021-MHC2
6.38% (1 Month Term SOFR + 2.06%, 1.95% Floor), 05/15/2038, Series 2021-MHC2, Class E(1)(2)		1,640		1,630
6.83% (1 Month Term SOFR + 2.51%, 2.40% Floor), 05/15/2038, Series 2021-MHC2, Class F(1)(2)		2,400		2,375
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(1)(5)		475		468
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(1)(5)		494		482
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1(1)(5)		529		519
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1(1)(5)		1,188		1,113
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(1)(5)		1,320		1,282
3.25%, 07/25/2059, Series 2019-GS1, Class M2(1)(5)		1,115		993
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(1)(5)		4,023		3,870
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(1)(5)		1,000		864
Miltonia Mortgage Finance Srl
3.94% (3 Month EURIBOR + 1.30%), 04/28/2062, Series 1, Class B(2)(18)	EUR	619		667
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.08%, 08/15/2046, Series 2013-C11, Class B(5)		$1,563		1,047
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.75%, 10/15/2046, Series 2013-C12, Class C(5)		239		223
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000		5,972
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220		3,115
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044, Series 2011-C2, Class E(1)(5)		1,415		1,333
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		1,361		1,334
Morgan Stanley Capital I Trust 2019-H6
3.00%, 06/15/2052, Series 2019-H6, Class D(1)		212		165
Morgan Stanley Capital I Trust 2021-230P
6.23% (1 Month Term SOFR + 1.91%, 1.80% Floor), 12/15/2038, Series 2021-230P, Class C(1)(2)		9,974		9,327
Morgan Stanley Capital I Trust 2024-NSTB
3.90%, 09/24/2057, Series 2024-NSTB, Class A(1)(5)		5,853		5,655
Morgan Stanley Residential Mortgage Loan Trust 2023-NQM1
7.42%, 09/25/2068, Series 2023-NQM1, Class B1(1)(5)		478		479
Morgan Stanley Residential Mortgage Loan Trust 2024-INV4
5.50%, 09/25/2054, Series 2024-INV4, Class A2(1)(5)		27,099		26,813
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM1
5.74%, 11/25/2069, Series 2025-NQM1, Class A1(1)(5)		3,191		3,204
6.50%, 11/25/2069, Series 2025-NQM1, Class M1(1)(5)		451		454
Mortimer 2024-Mix Plc
6.03% (Sterling Overnight Index Average + 1.55%), 09/22/2067, Series MIX, Class C(2)(18)	GBP	303		392
6.58% (Sterling Overnight Index Average + 2.10%), 09/22/2067, Series MIX, Class D(2)(18)		130		168
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)		$3,000		2,202
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(1)		1,094		1,038
MSWF Commercial Mortgage Trust 2023-2
0.91%, 12/15/2056, Series 2023-2, Class XA(5)		19,448		1,175
MTN Commercial Mortgage Trust 2022-LPFL
5.72% (1 Month Term SOFR + 1.40%, 1.40% Floor), 03/15/2039, Series 2022-LPFL, Class A(1)(2)		14,830		14,774
New Orleans Hotel Trust 2019-HNLA
5.36% (1 Month Term SOFR + 1.04%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000		4,941
5.66% (1 Month Term SOFR + 1.34%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425		6,266
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(1)(5)		12,628		12,091
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1(1)(5)		8,812		7,881
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(1)(5)		811		761
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(1)(5)		4,890		4,376

	$		$
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(1)(5)		724		657
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(1)(5)		1,250		1,133
New Residential Mortgage Loan Trust 2023-NQM1
6.86%, 10/25/2063, Series 2023-NQM1, Class A1A(1)(4)		30,370		30,703
New Residential Mortgage Loan Trust 2024-NQM2
5.12%, 09/25/2064, Series 2024-NQM2, Class A1(1)(5)		24,947		24,767
New Residential Mortgage Loan Trust 2024-NQM3
5.47%, 11/25/2064, Series 2024-NQM3, Class A1(1)(4)		31,036		31,038
7.17%, 11/25/2064, Series 2024-NQM3, Class B1(1)(5)		286		282
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A(1)(5)		14,371		13,556
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039, Series 2024-RTL1, Class A1(1)(4)		8,965		9,056
New Residential Mortgage Loan Trust 2025-NQM1
0.00%, 01/25/2065, Series 2025-NQM1, Class A1(1)(4)		4,143		4,183
6.47%, 01/25/2065, Series 2025-NQM1, Class M1(1)(5)		323		327
Newgate Funding Plc
4.77% (Sterling Overnight Index Average + 0.29%), 12/01/2050, Series 2006-2, Class A3A(2)	GBP	3,979		5,101
NJ Trust 2023-GSP
6.48%, 01/06/2029, Series 2023-GSP, Class A(1)(5)		$840		880
NLT 2021-INV2 Trust
3.32%, 08/25/2056, Series 2021-INV2, Class B1(1)(5)		334		243
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT(1)(5)		16,449		15,107
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1(1)(5)		7,775		7,036
NYC Trust 2024-3ELV
6.31% (1 Month Term SOFR + 1.99%, 1.99% Floor), 08/15/2029, Series 2024-3ELV, Class A(1)(2)		2,250		2,258
8.16% (1 Month Term SOFR + 3.84%, 3.84% Floor), 08/15/2029, Series 2024-3ELV, Class D(1)(2)		3,526		3,523
NYMT 2024-RR1 Trust
7.38%, 05/25/2064, Series 2024-RR1, Class A(1)(4)		4,696		4,723
NYMT Loan Trust 2022-CP1
3.21%, 07/25/2061, Series 2022-CP1, Class M1(1)		700		602
NYMT Loan Trust 2024-INV1
5.38%, 06/25/2069, Series 2024-INV1, Class A1(1)(5)		4,723		4,706
NYMT Loan Trust Series 2024-BPL2
6.51%, 05/25/2039, Series 2024-BPL2, Class A1(1)(4)		8,405		8,499
NYMT Loan Trust Series 2024-BPL3
5.27%, 09/25/2039, Series 2024-BPL3, Class A1(1)(4)		4,895		4,866
NYO Commercial Mortgage Trust 2021-1290
5.53% (1 Month Term SOFR + 1.21%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A(1)(2)		10,900		10,812
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(1)(5)		137		130
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(1)(5)		559		528
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(1)(5)		328		297
OBX 2020-EXP1 Trust
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(1)(5)		1,489		1,332
5.18% (1 Month Term SOFR + 0.86%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		139		139
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(1)(5)		2,053		1,802
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(1)(5)		1,511		1,310
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(1)(5)		955		859
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(1)(5)		6,580		5,327
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(1)(5)		1,863		1,522
OBX 2022-NQM2 Trust
2.98%, 01/25/2062, Series 2022-NQM2, Class A1(1)(5)		34,941		32,643
OBX 2022-NQM7 Trust
5.11%, 08/25/2062, Series 2022-NQM7, Class A1(1)(4)		3,388		3,369
OBX 2023-NQM3 Trust
5.95%, 02/25/2063, Series 2023-NQM3, Class A1(1)(4)		18,712		18,746
OBX 2023-NQM5 Trust
6.57%, 06/25/2063, Series 2023-NQM5, Class A1A(1)(4)		8,088		8,176
OBX 2023-NQM8 Trust
7.05%, 09/25/2063, Series 2023-NQM8, Class A1(1)(4)		6,090		6,172
OBX 2025-NQM3 Trust
5.65%, 12/01/2064, Series 2025-NQM3, Class A1(1)(4)		2,063		2,069
ONE 2021-PARK Mortgage Trust
5.53% (1 Month Term SOFR + 1.21%, 1.10% Floor), 03/15/2036, Series 2021-PARK, Class C(1)(2)		2,175		2,106
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(1)		8,024		7,164
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A(1)		7,017		6,581
One New York Plaza Trust 2020-1NYP
5.38% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/15/2036, Series 2020-1NYP, Class A(1)(2)		10,921		10,463
5.68% (1 Month Term SOFR + 1.36%, 1.25% Floor), 01/15/2036, Series 2020-1NYP, Class AJ(1)(2)		1,815		1,716
OPEN Trust 2023-AIR
7.41% (1 Month Term SOFR + 3.09%, 3.09% Floor), 11/15/2040, Series 2023-AIR, Class A(1)(2)		857		860
ORL Trust 2024-GLKS
5.81% (1 Month Term SOFR + 1.49%, 1.49% Floor), 12/15/2039, Series 2024-GLKS, Class A(1)(2)		1,520		1,519

	$		$
PFP 2022-9 Ltd.
6.59% (1 Month Term SOFR + 2.27%, 2.27% Floor), 08/19/2035, Series 2022-9, Class A(1)(2)		723		723
PGA Trust 2024-RSR2
6.21% (1 Month Term SOFR + 1.89%, 1.89% Floor), 06/15/2039, Series 2024-RSR2, Class A(1)(2)		22,141		22,086
Pierpont BTL 2024-1 Plc
6.68% (Sterling Overnight Index Average + 2.20%), 09/21/2061, Series 1, Class D(2)(18)	GBP	119		154
PMT Loan Trust 2024-INV1
5.50%, 10/25/2059, Series 2024-INV1, Class A3(1)(5)		$5,329		5,283
PMT Loan Trust 2025-INV3
5.50%, 03/25/2056, Series 2025-INV3, Class A3(1)(5)		23,340		23,118
PRET 2024-NPL8 LLC
5.96%, 11/25/2054, Series 2024-NPL8, Class A1(1)(4)		8,471		8,470
PRKCM 2021-AFC2 Trust
2.07%, 11/25/2056, Series 2021-AFC2, Class A1(1)(5)		438		382
PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A(1)(5)		225		222
PRKCM 2023-AFC1 Trust
7.39%, 02/25/2058, Series 2023-AFC1, Class B1(1)(5)		837		839
PRKCM 2024-AFC1 Trust
6.33%, 03/25/2059, Series 2024-AFC1, Class A1(1)(4)		4,703		4,736
PRM5 Trust 2025-PRM5
5.25%, 03/10/2033, Series 2025-PRM5, Class D(1)(5)		761		749
PRPM 2022-NQM1 Trust
5.50%, 08/25/2067, Series 2022-NQM1, Class A1(1)(4)		15,157		15,157
PRPM 2023-RCF1 LLC
4.00%, 06/25/2053, Series 2023-RCF1, Class A1(1)(4)		5,643		5,535
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1(1)(4)		647		635
PRPM 2024-2 LLC
7.03%, 03/25/2029, Series 2024-2, Class A1(1)(4)		4,644		4,655
PRPM 2024-3
6.99%, 05/25/2029, Series 2024-3, Class A1(1)(4)		5,158		5,170
PRPM 2024-5 LLC
5.69%, 09/25/2029, Series 2024-5, Class A1(1)(4)		1,796		1,793
PRPM 2024-7 LLC
5.87%, 11/25/2029, Series 2024-7, Class A1(1)(4)		4,253		4,249
PRPM 2024-NQM1 Trust
6.27%, 12/25/2068, Series 2024-NQM1, Class A1(1)(4)		1,909		1,925
7.50%, 12/25/2068, Series 2024-NQM1, Class B1(1)(5)		248		249
PRPM 2024-NQM2 Trust
6.33%, 06/25/2069, Series 2024-NQM2, Class A1(1)(4)		1,831		1,864
PRPM 2024-NQM3
5.23%, 08/25/2069, Series 2024-NQM3, Class A1(1)(4)		5,450		5,414
PRPM 2024-RCF1 LLC
4.00%, 01/25/2054, Series 2024-RCF1, Class A1(1)(4)		1,391		1,362
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1(1)(4)		4,970		4,831
PRPM 2024-RCF6 LLC
4.00%, 10/25/2054, Series 2024-RCF6, Class A1(1)(4)		1,941		1,883
PRPM 2025-NQM1 Trust
5.80%, 11/25/2069, Series 2025-NQM1, Class A1(1)(4)		1,949		1,955
6.65%, 11/25/2069, Series 2025-NQM1, Class M1A(1)(5)		375		381
PRPM 2025-RCF1 LLC
4.50%, 02/25/2055, Series 2025-RCF1, Class A1(1)(4)		4,479		4,414
Rain City Mortgage Trust 2024-RTL1
6.53%, 11/25/2029, Series 2024-RTL1, Class A1(1)(5)		451		456
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,014		1,611
RALI Series 2007-QH8 Trust
5.54%, 10/25/2037, Series 2007-QH8, Class A(5)		711		571
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		10,784		8,909
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1(1)(5)		10,278		8,378
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1(1)(5)		17,788		14,522
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1(1)(5)		8,422		6,870
RCKT Mortgage Trust 2024-CES5
5.85%, 08/25/2044, Series 2024-CES5, Class A1A(1)(4)		26,667		26,756
RCKT Mortgage Trust 2024-CES8
5.49%, 11/25/2044, Series 2024-CES8, Class A1A(1)(4)		33,512		33,505
RCO X Mortgage LLC 2025-1
5.88%, 01/25/2030, Series 2025-1, Class A1(1)(4)		17,529		17,554
Ready Capital Mortgage Financing 2022-FL10 LLC
6.87% (1 Month Term SOFR + 2.55%, 2.55% Floor), 10/25/2039, Series 2022-FL10, Class A(1)(2)		1,730		1,738
Ready Capital Mortgage Financing 2022-FL9 LLC
6.79% (1 Month Term SOFR + 2.47%, 2.47% Floor), 06/25/2037, Series 2022-FL9, Class A(1)(2)		225		225
Ready Capital Mortgage Financing 2023-FL11 LLC
6.69% (1 Month Term SOFR + 2.37%, 2.37% Floor), 10/25/2039, Series 2023-FL11, Class A(1)(2)		803		801
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A(1)(4)		3,658		3,649
Redwood Funding Trust 2024-1
7.75%, 12/25/2054, Series 2024-1, Class A(1)(4)		5,236		5,233

	$		$
Residential Mortgage Loan Trust 2019-2
6.04%, 05/25/2059, Series 2019-2, Class B2(1)(5)		895		883
Residential Mortgage Loan Trust 2019-3
5.66%, 09/25/2059, Series 2019-3, Class B2(1)(5)		104		101
Residential Mortgage Loan Trust 2020-1
3.95%, 01/26/2060, Series 2020-1, Class B1(1)(5)		2,250		2,127
4.67%, 01/26/2060, Series 2020-1, Class B2(1)(5)		1,528		1,400
RFMSI Series 2006-SA4 Trust
5.69%, 11/25/2036, Series 2006-SA4, Class 2A1(5)		77		64
RIAL 2022-FL8 Issuer Ltd.
6.57% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A(1)(2)		3,028		3,010
Roc Mortgage Trust 2024-RTL1
5.59%, 10/25/2039, Series 2024-RTL1, Class A1(1)(4)		11,670		11,647
ROCK Trust 2024-CNTR
5.39%, 11/13/2041, Series 2024-CNTR, Class A(1)		469		473
5.93%, 11/13/2041, Series 2024-CNTR, Class B(1)		5,309		5,423
6.47%, 11/13/2041, Series 2024-CNTR, Class C(1)		3,174		3,274
8.82%, 11/13/2041, Series 2024-CNTR, Class E(1)		1,425		1,502
SAIF Securitization Trust 2024-CES1
5.97%, 07/25/2054, Series 2024-CES1, Class A1(1)(4)		4,972		4,982
Saluda Grade Alternative Mortgage Trust 2024-RTL5
7.76%, 04/25/2030, Series 2024-RTL5, Class A1(1)(4)		3,000		3,023
SCG Commercial Mortgage Trust 2025-DLFN
6.46% (1 Month Term SOFR + 2.15%, 2.15% Floor), 03/15/2035, Series 2025-DLFN, Class D(1)(2)		204		203
7.26% (1 Month Term SOFR + 2.95%, 2.95% Floor), 03/15/2035, Series 2025-DLFN, Class E(1)(2)		1,554		1,556
SCOTT Trust 2023-SFS
5.91%, 03/10/2040, Series 2023-SFS, Class A(1)		9,025		9,223
Seasoned Loans Structured Transaction Trust Series 2020-3
4.75%, 04/26/2060, Series 2020-3, Class M1(1)(5)		148		145
SELF Commercial Mortgage Trust 2024-STRG
5.86% (1 Month Term SOFR + 1.54%, 1.54% Floor), 11/15/2034, Series 2024-STRG, Class A(1)(2)		1,210		1,211
8.51% (1 Month Term SOFR + 4.19%, 4.19% Floor), 11/15/2034, Series 2024-STRG, Class E(1)(2)		1,244		1,240
9.51% (1 Month Term SOFR + 5.19%, 5.19% Floor), 11/15/2034, Series 2024-STRG, Class F(1)(2)		1,055		1,051
Sequoia Mortgage Trust 2004-9
5.37% (6 Month Term SOFR + 1.15%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(2)		611		546
Sequoia Mortgage Trust 2013-4
3.43%, 04/25/2043, Series 2013-4, Class B1(5)		315		303
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(1)(5)		248		234
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(1)(5)		119		111
4.00%, 12/25/2047, Series 2017-CH2, Class A19(1)(5)		123		115
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2(1)(5)		31		28
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(1)(5)		102		95
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(1)(5)		67		66
4.50%, 08/25/2048, Series 2018-CH3, Class A19(1)(5)		27		27
4.50%, 08/25/2048, Series 2018-CH3, Class A13(1)(5)		161		159
Sequoia Mortgage Trust 2019-CH3
4.00%, 09/25/2049, Series 2019-CH3, Class A1(1)(5)		158		149
Sequoia Mortgage Trust 2025-2
5.50%, 03/25/2055, Series 2025-2, Class A5(1)(5)		24,721		24,615
SFO Commercial Mortgage Trust 2021-555
5.58% (1 Month Term SOFR + 1.26%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A(1)(2)		4,900		4,827
6.23% (1 Month Term SOFR + 1.91%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C(1)(2)		6,550		6,255
SG Residential Mortgage Trust 2019-3
4.08%, 09/25/2059, Series 2019-3, Class B1(1)(5)		4,593		4,344
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062, Series 2022-2, Class A1(1)(4)		365		363
SHER Trust 2024-DAL
5.96% (1 Month Term SOFR + 1.64%, 1.64% Floor), 04/15/2037, Series 2024-DAL, Class A(1)(2)		984		982
SHR Trust 2024-LXRY
6.27% (1 Month Term SOFR + 1.95%, 1.95% Floor), 10/15/2041, Series 2024-LXRY, Class A(1)(2)		3,471		3,471
7.92% (1 Month Term SOFR + 3.60%, 3.60% Floor), 10/15/2041, Series 2024-LXRY, Class D(1)(2)		1,399		1,399
8.77% (1 Month Term SOFR + 4.45%, 4.45% Floor), 10/15/2041, Series 2024-LXRY, Class E(1)(2)		945		945
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)		214		184
SMRT 2022-MINI
5.32% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-MINI, Class A(1)(2)		5,200		5,161
6.27% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D(1)(2)		1,120		1,097
Spruce Hill Mortgage Loan Trust 2020-SH2
5.00%, 06/25/2055, Series 2020-SH2, Class B1(1)(5)		4,900		4,754
Spruce Hill Mortgage Loan Trust 2022-SH1
4.10%, 07/25/2057, Series 2022-SH1, Class A3(1)(4)		615		559
SREIT Trust 2021-MFP2
5.80% (1 Month Term SOFR + 1.49%, 1.37% Floor), 11/15/2036, Series 2021-MFP2, Class C(1)(2)		680		674
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1(1)		1,545		1,401
Stratton Mortgage Funding 2024-1 Plc
5.63% (Sterling Overnight Index Average + 1.15%), 06/20/2060, Series 1A, Class A(1)(2)	GBP	34,344		44,510
6.23% (Sterling Overnight Index Average + 1.75%), 06/20/2060, Series 1A, Class B(1)(2)		19,600		25,408

	$		$
Stratton Mortgage Funding 2024-3 Plc
5.98% (Sterling Overnight Index Average + 1.50%), 06/25/2049, Series 3, Class C(2)(18)		171		220
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1
4.42%, 02/25/2035, Series 2005-1, Class 1A1(5)		$2,798		2,666
STWD 2021-LIH Mortgage Trust
6.39% (1 Month Term SOFR + 2.07%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C(1)(2)		16,200		15,998
7.34% (1 Month Term SOFR + 3.02%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E(1)(2)		6,877		6,768
STWD Trust 2021-FLWR
6.36% (1 Month Term SOFR + 2.04%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E(1)(2)		7,460		7,404
Taurus 2025-2 UK DAC
0.00%(Sterling Overnight Index Average + 2.00%), 02/18/2035, Series UK2X, Class B(2)(3)(18)	GBP	748		966
0.00%(Sterling Overnight Index Average + 2.50%), 02/18/2035, Series UK2X, Class C(2)(3)(18)		925		1,195
0.00%(Sterling Overnight Index Average + 3.20%), 02/18/2035, Series UK2X, Class D(2)(3)(18)		1,986		2,565
TCO Commercial Mortgage Trust 2024-DPM
5.56% (1 Month Term SOFR + 1.24%, 1.24% Floor), 12/15/2039, Series 2024-DPM, Class A(1)(2)		$4,100		4,090
7.06% (1 Month Term SOFR + 2.74%, 2.74% Floor), 12/15/2039, Series 2024-DPM, Class D(1)(2)		190		190
THPT 2023-THL Mortgage Trust
6.99%, 12/10/2034, Series 2023-THL, Class A(1)(5)		629		641
Thunder Logistics 2024-1 DAC
4.61% (3 Month EURIBOR + 2.05%), 11/17/2036, Series 1X, Class B(2)(18)	EUR	189		205
5.11% (3 Month EURIBOR + 2.55%), 11/17/2036, Series 1X, Class C(2)(18)		132		143
5.86% (3 Month EURIBOR + 3.30%), 11/17/2036, Series 1X, Class D(2)(18)		305		331
Toorak Mortgage Trust 2024-2
6.33%, 10/25/2031, Series 2024-2, Class A1(1)(4)		$342		342
Towd Point Mortgage Funding 2024 - Granite 6 Plc
5.47% (Sterling Overnight Index Average + 0.93%), 07/20/2053, Series GR6A, Class A1(1)(2)	GBP	28,457		36,836
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M2(1)(5)		$6		6
Towd Point Mortgage Trust 2016-3
4.11%, 04/25/2056, Series 2016-3, Class B4(1)(5)		4,497		3,975
Towd Point Mortgage Trust 2017-1
3.75%, 10/25/2056, Series 2017-1, Class M1(1)(5)		4,183		4,079
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(1)(5)		320		314
3.89%, 07/25/2057, Series 2017-3, Class B2(1)(5)		2,900		2,574
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(1)(5)		3,873		3,367
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(1)(5)		1,891		1,845
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(1)(5)		2,250		1,884
3.25%, 07/25/2058, Series 2018-5, Class A1(1)(5)		8,467		8,070
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(5)		3,958		3,812
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(1)(5)		9,810		8,510
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(1)(5)		38,213		36,430
3.50%, 10/25/2059, Series 2019-4, Class M1(1)(5)		1,155		1,010
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(5)		17,691		17,061
Towd Point Mortgage Trust 2022-1
3.75%, 07/25/2062, Series 2022-1, Class A1(1)(5)		9,979		9,408
Towd Point Mortgage Trust 2024-3
5.11%, 07/25/2065, Series 2024-3, Class A1A(1)(5)		7,337		7,403
Towd Point Mortgage Trust 2024-4
4.42%, 10/27/2064, Series 2024-4, Class A1A(1)(5)		17,794		17,796
Tower Bridge Funding 2024-2 Plc
5.36% (Sterling Overnight Index Average + 0.88%), 05/20/2066, Series 2A, Class A(1)(2)	GBP	4,308		5,580
Trinity Square 2021-1 Plc
5.38% (Sterling Overnight Index Average + 0.90%), 07/15/2059, Series 1A, Class AR(1)(2)		1,787		2,314
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1(1)(5)		$2,503		2,206
3.29%, 07/25/2056, Series 2021-INV1, Class B1(1)(5)		255		199
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1(1)(5)		7,617		7,056
TRTX 2025-FL6 Issuer Ltd.
0.00% (1 Month Term SOFR + 1.54%, 1.54% Floor), 09/18/2042, Series 2025-FL6, Class A(1)(2)(3)		8,472		8,456
TTAN 2021-MHC
5.28% (1 Month Term SOFR + 0.96%, 0.85% Floor), 03/15/2038, Series 2021-MHC, Class A(1)(2)		2,498		2,490
7.33% (1 Month Term SOFR + 3.01%, 2.90% Floor), 03/15/2038, Series 2021-MHC, Class F(1)(2)		1,384		1,380
TVC Mortgage Trust 2024-RRTL1
5.55%, 07/25/2039, Series 2024-RRTL1, Class A1(1)(4)		12,455		12,478
TYSN 2023-CRNR Mortgage Trust
6.58%, 12/10/2033, Series 2023-CRNR, Class A(1)(5)		770		808
UK Logistics 2024-1 DAC
6.13% (Sterling Overnight Index Average + 1.65%, 1.65% Floor), 05/17/2034, Series 1X, Class A(2)(18)	GBP	407		527
Uropa Securities Plc
2.98% (3 Month EURIBOR + 0.20%), 10/10/2040, Series 2007-1, Class A3B(2)	EUR	875		930
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(1)(5)		$5,324		4,320
Valley Funding Plc
0.00%, 05/16/2066, Series 1A, Class R(1)(5)	GBP	882		671
0.00%, 05/16/2066, Series 1A, Class RC(1)(5)		9		864
0.00%, 05/16/2066, Series 1A, Class Z(1)(5)		7,993		6,616

	$		$
5.48% (Sterling Overnight Index Average + 1.00%), 05/16/2066, Series 1A, Class A(1)(2)		58,622		75,771
5.98% (Sterling Overnight Index Average + 1.50%), 05/16/2066, Series 1A, Class B(1)(2)		5,135		6,638
6.48% (Sterling Overnight Index Average + 2.00%), 05/16/2066, Series 1A, Class C(1)(2)		5,358		6,925
7.48% (Sterling Overnight Index Average + 3.00%), 05/16/2066, Series 1A, Class D(1)(2)		2,768		3,578
8.48% (Sterling Overnight Index Average + 4.00%), 05/16/2066, Series 1A, Class E(1)(2)		1,786		2,309
9.98% (Sterling Overnight Index Average + 5.50%), 05/16/2066, Series 1A, Class F(1)(2)		982		1,269
VASA Trust 2021-VASA
5.68% (1 Month Term SOFR + 1.36%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		$14,000		13,167
6.18% (1 Month Term SOFR + 1.86%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000		10,630
VEGAS 2024-GCS
6.22%, 07/10/2036, Series 2024-GCS, Class C(1)(5)		2,710		2,647
6.22%, 07/10/2036, Series 2024-GCS, Class D(1)(5)		6,110		5,714
VEGAS Trust 2024-TI
5.52%, 11/10/2039, Series 2024-TI, Class A(1)		900		906
Velocity Commercial Capital Loan Trust 2020-1
2.61%, 02/25/2050, Series 2020-1, Class AFX(1)(5)		1,186		1,065
Velocity Commercial Capital Loan Trust 2022-1
5.20%, 02/25/2052, Series 2022-1, Class M4(1)(5)		234		182
Velocity Commercial Capital Loan Trust 2022-3
5.22%, 06/25/2052, Series 2022-3, Class A(1)(5)		2,730		2,629
Velocity Commercial Capital Loan Trust 2022-4
7.53%, 08/25/2052, Series 2022-4, Class M4(1)(5)		389		370
Velocity Commercial Capital Loan Trust 2024-1
6.55%, 01/25/2054, Series 2024-1, Class A(1)(5)		2,032		2,050
Velocity Commercial Capital Loan Trust 2024-2
6.65%, 06/25/2054, Series 2024-3, Class A(1)(5)		5,329		5,395
7.23%, 06/25/2054, Series 2024-3, Class M2(1)(5)		1,687		1,693
Velocity Commercial Capital Loan Trust 2024-5
5.49%, 10/25/2054, Series 2024-5, Class A(1)(5)		768		761
5.96%, 10/25/2054, Series 2024-5, Class M2(1)(5)		266		261
6.76%, 10/25/2054, Series 2024-5, Class M3(1)(5)		447		443
9.53%, 10/25/2054, Series 2024-5, Class M4(1)(5)		280		277
Velocity Commercial Capital Loan Trust 2024-6
6.55%, 12/25/2054, Series 2024-6, Class M2(1)(5)		189		188
6.92%, 12/25/2054, Series 2024-6, Class M3(1)(5)		207		206
9.67%, 12/25/2054, Series 2024-6, Class M4(1)(5)		116		116
Velocity Commercial Capital Loan Trust 2025-1
7.33%, 02/25/2055, Series 2025-1, Class M3(1)(5)		901		904
10.15%, 02/25/2055, Series 2025-1, Class M4(1)(5)		312		313
Verus Securitization Trust 2019-INV3
3.69%, 11/25/2059, Series 2019-INV3, Class A1(1)(5)		667		659
Verus Securitization Trust 2020-1
3.72%, 01/25/2060, Series 2020-1, Class A3(1)(4)		1,375		1,348
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(1)(5)		1,606		1,409
Verus Securitization Trust 2021-3
1.05%, 06/25/2066, Series 2021-3, Class A1(1)(5)		6,729		5,749
3.20%, 06/25/2066, Series 2021-3, Class B1(1)(5)		612		448
Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1(1)(5)		19,866		16,898
Verus Securitization Trust 2021-7
1.83%, 10/25/2066, Series 2021-7, Class A1(1)(4)		8,392		7,495
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1(1)(5)		10,393		9,444
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(1)(5)		687		662
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(1)(5)		1,593		1,471
Verus Securitization Trust 2022-2
4.26%, 02/25/2067, Series 2022-2, Class A2(1)(4)		24,400		23,145
4.26%, 02/25/2067, Series 2022-2, Class A1(1)(4)		45,735		43,565
Verus Securitization Trust 2022-3
4.06%, 02/25/2067, Series 2022-3, Class B1(1)(5)		1,334		1,049
4.13%, 02/25/2067, Series 2022-3, Class A1(1)(4)		17,870		16,889
Verus Securitization Trust 2022-4
4.47%, 04/25/2067, Series 2022-4, Class A1(1)(4)		10,240		10,186
4.76%, 04/25/2067, Series 2022-4, Class B1(1)(5)		1,139		1,027
Verus Securitization Trust 2022-7
5.15%, 07/25/2067, Series 2022-7, Class A1(1)(4)		12,259		12,201
Verus Securitization Trust 2022-INV1
5.04%, 08/25/2067, Series 2022-INV1, Class A1(1)(4)		1,590		1,582
5.81%, 08/25/2067, Series 2022-INV1, Class B1(1)(5)		224		220
Verus Securitization Trust 2023-2
7.49%, 03/25/2068, Series 2023-2, Class B1(1)(5)		744		744
Verus Securitization Trust 2023-3
7.78%, 03/25/2068, Series 2023-3, Class B1(1)(5)		202		202
Verus Securitization Trust 2023-5
6.48%, 06/25/2068, Series 2023-5, Class A1(1)(4)		3,920		3,949
Verus Securitization Trust 2023-7
7.07%, 10/25/2068, Series 2023-7, Class A1(1)(4)		12,211		12,444
Verus Securitization Trust 2024-3
6.34%, 04/25/2069, Series 2024-3, Class A1(1)(4)		5,593		5,663
Verus Securitization Trust 2024-7
6.50%, 09/25/2069, Series 2024-7, Class B1(1)(5)		228		225

	$		$
Verus Securitization Trust 2024-8
5.36%, 10/25/2069, Series 2024-8, Class A1(1)(5)		4,217		4,208
Verus Securitization Trust 2024-INV1
6.12%, 03/25/2069, Series 2024-INV1, Class A1(1)(4)		12,378		12,479
Verus Securitization Trust 2024-R1
5.22%, 09/25/2069, Series 2024-R1, Class A1(1)(5)		6,202		6,190
Visio 2022-1 Trust
6.01%, 08/25/2057, Series 2022-1, Class B1(1)(5)		412		369
Vista Point Securitization Trust 2020-1
3.20%, 03/25/2065, Series 2020-1, Class A3(1)(5)		2,056		2,031
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(1)(5)		597		570
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
5.07% (1 Month Term SOFR + 0.75%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(2)		1,007		1,010
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
5.01% (1 Month Term SOFR + 0.69%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(2)		1,397		1,388
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
4.95% (1 Month Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(2)		2,607		2,498
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
5.09% (1 Month Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(2)		2,615		2,555
WaMu Mortgage Pass-Through Certificates Series 2006-AR1 Trust
5.71% (12 Month U.S. Treasury Average + 1.07%, 1.07% Floor), 01/25/2046, Series 2006-AR1, Class 2A1A(2)		16,308		15,463
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.85%, 08/25/2046, Series 2006-AR8, Class 1A4(5)		1,184		1,082
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
5.16%, 03/25/2037, Series 2007-HY3, Class 4A1(5)		181		167
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
5.39% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(2)		7,346		6,083
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1		4,092		3,969
Wells Fargo Commercial Mortgage Trust 2013-LC12
3.82%, 07/15/2046, Series 2013-LC12, Class B(5)		669		642
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3		802		791
4.51%, 03/15/2059, Series 2016-C33, Class B(5)		4,317		4,254
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS		3,155		3,068
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS		4,341		4,164
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS		6,000		5,685
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.50%, 09/15/2031, Series 2019-JWDR, Class A(1)(5)		21,560		20,831
3.04%, 09/15/2031, Series 2019-JWDR, Class C(1)(5)		290		281
3.33%, 09/15/2031, Series 2019-JWDR, Class D(1)(5)		10,000		9,688
3.86%, 09/15/2031, Series 2019-JWDR, Class E(1)(5)		6,766		6,573
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5		5,200		4,715
Wells Fargo Commercial Mortgage Trust 2024-1CHI
4.95%, 07/15/2035, Series 2024-1CHI, Class A(1)(5)		1,018		1,022
Wells Fargo Commercial Mortgage Trust 2024-5C2
5.92%, 11/15/2057, Series 2024-5C2, Class A3(5)		650		677
Wells Fargo Commercial Mortgage Trust 2024-BPRC
0.09%, 07/15/2043, Series 2024-BPRC, Class X(1)(5)		12,388		116
6.22%, 07/15/2043, Series 2024-BPRC, Class B(1)		1,570		1,613
6.43%, 07/15/2043, Series 2024-BPRC, Class C(1)		999		1,005
7.08%, 07/15/2043, Series 2024-BPRC, Class D(1)		420		422
Wells Fargo Commercial Mortgage Trust 2024-SVEN
6.26%, 06/10/2037, Series 2024-SVEN, Class B(1)(5)		11,010		11,277
Wells Fargo Commercial Mortgage Trust 2025-5C3
6.10%, 01/15/2058, Series 2025-5C3, Class A3		368		386
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(1)(5)		4,764		3,889
WEST Trust 2025-ROSE
5.45%, 04/10/2030, Series 2025-ROSE, Class A(1)(5)		892		897
WFRBS Commercial Mortgage Trust 2013-C15
4.21%, 08/15/2046, Series 2013-C15, Class B(5)		1,525		1,439
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B		1,643		1,454
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(5)		4,014		3,818
Winchester 1 Plc
6.09% (Sterling Overnight Index Average + 1.55%), 10/21/2056, Series 1, Class C(2)(18)	GBP	155		200
6.54% (Sterling Overnight Index Average + 2.00%), 10/21/2056, Series 1, Class D(2)(18)		144		187
WMRK Commercial Mortgage Trust 2022-WMRK
7.11% (1 Month Term SOFR + 2.79%, 2.79% Floor), 11/15/2027, Series 2022-WMRK, Class A(1)(2)		$2,158		2,154
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(1)		1,740		1,192
3.60%, 11/10/2036, Series 2017-WWP, Class C(1)(5)		320		64

Total Mortgage-Backed Obligations (Cost: $19,900,613)				19,461,939

U.K. Treasury Bonds – 0.17%
United Kingdom Gilt
4.13%, 01/29/2027	GBP	29,870		38,536

	$		$
4.38%, 07/31/2054(18)		23,803		26,603

Total U.K. Treasury Bonds (Cost: $63,030)				65,139

Total Bonds & Notes (Cost: $46,406,723)				45,474,451

	$		$
BANK LOANS – 0.76%
1011778 BC ULC
6.07% (CME Term SOFR + 1.75%), 09/20/2030(2)		$1,717		1,698
8th Avenue Food & Provisions, Inc.
8.19% (CME Term SOFR + 3.75%), 10/01/2025(2)		195		190
Acrisure LLC
7.07% (CME Term SOFR + 2.75%), 02/13/2027(2)		3,026		3,012
AI Mansart Bidco S.C.S.
10.50% (CME Term SOFR + 6.25%), 09/01/2028(2)(17)(18)		395		387
Albion Financing 3 Sarl
(CME Term SOFR + 3.00%), 08/16/2029		235		235
Alpha Generation LLC
7.07% (CME Term SOFR + 2.75%), 09/30/2031(2)		1,727		1,725
Altice Financing SA
9.30% (CME Term SOFR + 5.00%), 10/31/2027(2)		639		520
Altice France SA
8.29% (EURIBOR + 5.50%), 08/15/2028(2)	EUR	99		96
9.80% (CME Term SOFR + 5.50%), 08/15/2028(2)		$4,457		3,987
AmSpec Parent LLC
8.55% (CME Term SOFR + 4.25%), 12/22/2031(2)		441		440
AmSurg LLC
11.15% (CME Term SOFR + 6.75%), 07/20/2026(2)		2,697		2,697
12.28% (CME Term SOFR + 7.88%), 11/03/2028(2)		9,697		9,697
Arches Buyer, Inc.
7.67% (CME Term SOFR + 3.25%), 12/06/2027(2)		717		701
Artera Services LLC
8.80% (CME Term SOFR + 4.50%), 02/15/2031(2)		1,117		1,057
Asurion LLC
7.69% (CME Term SOFR + 3.25%), 12/23/2026(2)		1,834		1,830
9.69% (CME Term SOFR + 5.25%), 01/20/2029(2)		525		485
Athena Health Group, Inc.
7.32% (CME Term SOFR + 3.00%), 02/15/2029(2)		919		906
Avolon TLB Borrower 1 LLC
6.07% (CME Term SOFR + 1.75%), 06/22/2030(2)		5,609		5,601
Balcan Innovations, Inc.
9.04% (CME Term SOFR + 4.75%), 10/18/2031(2)		936		932
Barracuda Parent LLC
8.79% (CME Term SOFR + 4.50%), 08/15/2029(2)		717		618
Bausch + Lomb Corp.
7.67% (CME Term SOFR + 3.25%), 05/10/2027(2)		1,132		1,128
8.32% (CME Term SOFR + 4.00%), 09/29/2028(2)		714		711
BCPE Empire Holdings, Inc.
7.57% (CME Term SOFR + 3.25%), 12/11/2030(2)		4,434		4,366
BCPE North Star U.S. Holdco 2, Inc.
8.44% (CME Term SOFR + 4.00%), 06/09/2028(2)		1,539		1,499
Belron Finance 2019 LLC
7.05% (CME Term SOFR + 2.75%), 10/16/2031(2)		830		828
Berry Global, Inc.
6.19% (CME Term SOFR + 1.75%), 07/01/2029(2)		4,305		4,302
Calpine Corp.
6.07% (CME Term SOFR + 1.75%), 01/31/2031(2)		510		508
Cast & Crew LLC
8.07% (CME Term SOFR + 3.75%), 12/29/2028(2)		547		527
Castle U.S. Holding Corporation
(CME Term SOFR + 3.75%), 01/29/2027		794		486
CCI Buyer, Inc.
8.30% (CME Term SOFR + 4.00%), 12/17/2027(2)		1,396		1,395
Celsius Holdings, Inc.
(CME Term SOFR + 3.25%), 03/21/2032		715		716
Chemours Co.
7.32% (CME Term SOFR + 3.00%), 08/18/2028(2)		1,223		1,218
ConnectWise LLC
8.06% (CME Term SOFR + 3.50%), 09/29/2028(2)		409		409
Cornerstone Generation LLC
(CME Term SOFR + 3.25%), 10/28/2031		571		570
Cotiviti, Inc.
(CME Term SOFR + 2.75%), 03/26/2032		776		757
CSC Holdings LLC
9.00% (CME Term SOFR + 2.50%), 04/15/2027(2)		1,283		1,203
Dave & Buster’s, Inc.
7.56% (CME Term SOFR + 3.25%), 11/01/2031(2)		1,531		1,333
Deerfield Dakota Holding LLC
8.05% (CME Term SOFR + 3.75%), 04/09/2027(2)		1,967		1,862
Delivery Hero SE
9.31% (CME Term SOFR + 5.00%), 12/12/2029(2)		2,703		2,700
EagleView Technology Corp.
10.80% (CME Term SOFR + 6.50%), 08/14/2028(2)		3,809		3,701
Edgewater Generation, LLC
7.32% (CME Term SOFR + 3.00%), 08/01/2030(2)		532		531

	$		$
EFS Cogen Holdings I LLC
7.80% (CME Term SOFR + 3.50%), 10/03/2031(2)		1,106		1,103
Elanco Animal Health, Inc.
6.17% (CME Term SOFR + 1.75%), 08/01/2027(2)		3,061		3,053
Entain plc
6.90% (CME Term SOFR + 2.50%), 03/29/2027(2)		3,422		3,421
Envalior Finance GmbH
8.11% (EURIBOR + 5.50%), 03/29/2030(2)	EUR	4,100		4,273
9.79% (CME Term SOFR + 5.50%), 03/29/2030(2)		$8,037		7,449
Finastra USA, Inc.
3.25% (CME Term SOFR + 7.25%), 09/13/2029(2)(3)		66		66
11.43% (CME Term SOFR + 7.25%), 09/13/2029(2)		2,511		2,511
First Brands Group LLC
9.55% (CME Term SOFR + 5.00%), 03/30/2027(2)		435		403
Gainwell Acquisition Corp.
8.40% (CME Term SOFR + 4.00%), 10/01/2027(2)		2,898		2,712
Getty Images, Inc.
11.25% (FIXED + 11.25%), 02/21/2030(2)		1,802		1,788
GIH Borrower LLC
6.80% (CME Term SOFR + 2.50%), 11/26/2031(2)		641		638
Grifols Worldwide Operations Ltd.
6.46% (CME Term SOFR + 2.00%), 11/15/2027(2)		1,808		1,788
Healthpeak Properties, Inc.
5.26% (CME Term SOFR + 0.84%), 02/22/2027(2)		3,419		3,342
5.26% (CME Term SOFR + 0.84%), 08/20/2027(2)		3,419		3,342
5.29% (CME Term SOFR + 0.85%), 03/01/2029(2)		6,901		6,711
Hilton Domestic Operating Co. Inc.
6.07% (CME Term SOFR + 1.75%), 11/08/2030(2)		381		380
Hilton Garden Inn Waikiki
7.82% (CME Term SOFR + 3.50%), 05/31/2029(2)(17)(18)		5,100		5,082
Hunterstown Generation LLC
7.80% (CME Term SOFR + 3.50%), 11/06/2031(2)		663		664
Ingenovis Health, Inc.
8.66% (CME Term SOFR + 4.25%), 03/06/2028(2)		1,275		484
8.82% (CME Term SOFR + 4.25%), 03/06/2028(2)		620		257
Invitation Homes OP LP
5.27% (CME Term SOFR + 0.85%), 09/09/2028(2)		10,003		9,803
Iqvia, Inc.
6.05% (CME Term SOFR + 1.75%), 01/02/2031(2)		2,113		2,112
Jane Street Group LLC
6.31% (CME Term SOFR + 2.00%), 12/15/2031(2)		1,448		1,430
Jazz Pharmaceuticals, Inc.
6.57% (CME Term SOFR + 2.25%), 05/05/2028(2)		3,021		3,019
Kelso Industries LLC
(CME Term SOFR + 5.75%), 12/30/2029		1,122		1,108
5.75% (CME Term SOFR + 5.75%), 12/30/2029(2)		42		41
KFC Holding Co.
6.18% (CME Term SOFR + 1.75%), 03/15/2028(2)		1,122		1,123
Lackawanna Energy Center LLC
8.57% (CME Term SOFR + 4.25%), 08/06/2029(2)		268		268
Lealand Finance Co. BV
5.44% (CME Term SOFR + 1.00%), 12/30/2027(2)		710		293
7.44% (CME Term SOFR + 3.00%), 06/30/2027(2)		149		74
Magnite, Inc.
7.32% (CME Term SOFR + 3.00%), 02/06/2031(2)		1,648		1,643
Majordrive Holdings IV LLC
(CME Term SOFR + 4.00%), 06/01/2028		728		659
Mativ Holdings, Inc.
6.92% (CME Term SOFR + 2.50%), 05/06/2027(2)		764		760
Mediapro
8.11% (EURIBOR + 5.75%), 08/14/2029(2)	EUR	8,100		8,759
Mercury Aggregator LP
13.50% (FIXED + 13.50%), 04/03/2026(2)(17)		$1,632		1,632
MH SUB I LLC
8.57% (CME Term SOFR + 4.25%), 05/03/2028(2)		305		288
8.57% (CME Term SOFR + 4.25%), 12/31/2031(2)		1,879		1,719
ModivCare, Inc.
4.30%, 07/01/2031(2)		4,491		3,294
11.79% (CME Term SOFR + 7.50%), 01/09/2026(2)		2,305		1,925
Naked Juice LLC
7.40% (CME Term SOFR + 3.00%), 01/24/2029(2)		6,000		3,066
10.40% (CME Term SOFR + 6.00%), 01/24/2030(2)		859		189
NEP Group, Inc.
9.32% (CME Term SOFR + 4.75%), 08/19/2026(2)		796		739
Northwind Midstream
(CME Term SOFR + 6.25%), 03/16/2029(17)(18)		7,973		7,814
NSM Top Holdings Corp.
9.65% (CME Term SOFR + 5.25%), 05/14/2029(2)		559		561
Opal U.S. LLC
(CME Term SOFR + 3.25%), 03/31/2032		3,057		3,046
Oregon Tool Lux LP
9.67% (CME Term SOFR + 5.35%), 10/15/2029(2)		57		58
Oregon Tool, Inc.
8.58% (CME Term SOFR + 4.00%), 10/15/2029(2)		1,968		1,441

	$		$
Osmosis Buyer Ltd.
7.32% (CME Term SOFR + 3.00%), 07/31/2028(2)		729		721
Peer Holding III BV
(CME Term SOFR + 2.50%), 07/01/2031		1,332		1,329
Peraton Corp.
(CME Term SOFR + 3.75%), 02/01/2028		1,983		1,761
Playa Resorts Holding BV
7.07% (CME Term SOFR + 2.75%), 01/05/2029(2)		5,283		5,272
Poseidon Bidco
7.36% (EURIBOR + 5.00%), 03/13/2030(2)	EUR	15,000		11,236
Potomac Energy Center LLC
(CME Term SOFR + 3.00%), 03/14/2032		$732		729
10.56% (CME Term SOFR + 6.00%), 11/12/2026(2)		719		715
Renaissance Holding Corp.
8.32% (CME Term SOFR + 4.00%), 04/05/2030(2)		1,369		1,342
Republic of Panama
(EURIBOR + 1.75%), 03/05/2027	EUR	28,600		30,925
Research Now Group LLC
9.58% (CME Term SOFR + 5.00%), 07/15/2028(2)		$367		365
Ryan LLC
7.82% (CME Term SOFR + 3.50%), 11/14/2030(2)		697		695
Sabre GLBL, Inc.
9.42% (CME Term SOFR + 5.00%), 06/30/2028(2)		513		492
Showtime Acquisition, LLC
9.07% (CME Term SOFR + 4.75%), 08/16/2031(2)		1,763		1,766
South Field Energy LLC
7.55% (CME Term SOFR + 3.25%), 08/29/2031(2)		47		47
7.55% (CME Term SOFR + 3.25%), 08/29/2031(2)		715		714
Spin Holdco, Inc.
8.56% (CME Term SOFR + 4.00%), 03/04/2028(2)		2,587		2,180
Star Parent, Inc.
8.30% (CME Term SOFR + 4.00%), 09/27/2030(2)		1,275		1,216
Stubhub Holdco Sub LLC
9.07% (CME Term SOFR + 4.75%), 03/15/2030(2)		591		588
SVF II Finco LP
6.00% (FIXED + 6.00%), 12/23/2025(2)(17)		6,611		6,542
Syniverse Holdings LLC
11.30% (CME Term SOFR + 7.00%), 05/13/2027(2)		284		278
TCP Sunbelt Acquisition Co.
8.57% (CME Term SOFR + 4.25%), 10/24/2031(2)		1,197		1,190
Technimark Holdings LLC
7.57% (CME Term SOFR + 3.25%), 04/14/2031(2)		1,854		1,842
Telenet Financing USD LLC
6.43% (CME Term SOFR + 2.00%), 04/30/2028(2)		796		770
TransDigm, Inc.
6.80% (CME Term SOFR + 2.50%), 02/28/2031(2)		35,402		35,182
7.05% (CME Term SOFR + 2.75%), 08/24/2028(2)		1,435		1,434
7.05% (CME Term SOFR + 2.75%), 03/22/2030(2)		2,040		2,036
TripAdvisor, Inc.
7.05% (CME Term SOFR + 2.75%), 07/08/2031(2)		1,118		1,096
TruGreen LP
8.42% (CME Term SOFR + 4.00%), 11/02/2027(2)		779		732
U.S. Renal Care, Inc.
9.44% (CME Term SOFR + 5.00%), 06/20/2028(2)		941		875
United Natural Foods, Inc.
9.07% (CME Term SOFR + 4.75%), 05/01/2031(2)		1,702		1,718
Virgin Media Bristol LLC
6.93% (CME Term SOFR + 2.50%), 01/31/2028(2)		626		608
Vistra Operations Co. LLC
6.07% (CME Term SOFR + 1.75%), 12/20/2030(2)		1,458		1,452
WEC U.S. Holdings Ltd.
6.57% (CME Term SOFR + 2.25%), 01/27/2031(2)		1,086		1,075
X Corp.
10.95% (CME Term SOFR + 6.50%), 10/26/2029(2)		1,791		1,779
Xerox Corp.
8.28% (CME Term SOFR + 4.00%), 11/17/2029(2)		1,301		1,238
Zayo Group Holdings, Inc.
7.44% (CME Term SOFR + 3.00%), 03/09/2027(2)		5,111		4,746
8.57% (CME Term SOFR + 4.25%), 03/09/2027(2)		1,081		1,011

Total Bank Loans (Cost: $313,048)				301,592

	Shares (000s)		Value (000s)
COMMON STOCKS – 0.06%
Communications – 0.05%
Clear Channel Outdoor Holdings, Inc. - Class A(8)		2,065		$2,292
iHeartMedia, Inc. - Class A(8)		499		823
iHeartMedia, Inc. - Class B(8)(17)		365		543
Intelsat SA(8)(18)		447		16,292
Windstream Holdings II LLC(8)(17)		9		123
WOM SA(8)(13)(17)(18)		1		—

Total Communications				20,073

Financials – 0.00%(9)
Voyager Aviation Holdings LLC(1)(8)(13)(17)		0		—

Total Financials				—

	$		$
Healthcare – 0.01%
AmSurg Corp.(8)(17)(18)		91		4,531

Total Healthcare				4,531

Total Common Stocks (Cost: $54,409)				24,604

CONVERTIBLE PREFERRED STOCKS – 0.06%
Industrials – 0.06%
Boeing Co., 6.00%		387		23,172

Total Industrials				23,172

Total Convertible Preferred Stocks (Cost: $19,737)				23,172

PREFERRED STOCKS – 0.00%(9)
Financials – 0.00%(9)
Cayenne Aviation Holdings LLC(1)(8)(13)(17)		0		—

Total Financials				—

Total Preferred Stocks (Cost: $61)				—

WARRANTS – 0.00%(9)
Communications – 0.00%(9)
Intelsat SA, expires 02/17/2027(8)(13)(17)		1		—
Intelsat SA, expires 02/17/2027(8)(13)(17)		4		—

Total Communications				—

Total Warrants (Cost: $8,349)				—

SHORT-TERM INVESTMENTS – 5.93%
Money Market Funds – 2.04%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.27%(14)		802,956		802,956

Total Money Market Funds (Cost: $802,956)				802,956

	Principal Amount (000s)		Value (000s)
Government Related – 0.03%
Federal Home Loan Bank Discount Notes, 4.26%, 05/16/2025		$10,405		10,350

Total Government Related (Cost: $10,350)				10,350

Corporate Bonds – 0.06%
Utilities – 0.06%
Pacific Gas & Electric Co.
5.31% (SOFR + 0.95%), 09/04/2025(2)		22,100		22,102

Total Utilities				22,102

Total Corporate Bonds (Cost: $22,100)				22,102

Repurchase Agreements – 3.19%
Bank of America Securities, Inc., 4.37% dated 03/31/2025, due 04/07/2025, repurchase price $250,152 (collateralized by U.S. Treasury Note, value $256,508, 1.25-4.125%, 02/15/2027-05/31/2028)		250,000		250,000
Bank of America Securities, Inc., 4.38% dated 03/31/2025, due 04/01/2025, repurchase price $200,024 (collateralized by U.S. Treasury Note, value $204,547, 4.38%, 07/31/2026)		200,000		200,000
Bank of America Securities, Inc., 4.38% dated 03/31/2025, due 04/02/2025, repurchase price $200,049 (collateralized by U.S. Treasury Note, value $205,077, 2.75%, 04/30/2029)		200,000		200,000
Bank of America Securities, Inc., 4.41% dated 03/31/2025, due 04/01/2025, repurchase price $608,575 (collateralized by U.S. Treasury Note, value $620,119, 3.75%, 04/30/2029)		608,500		608,500

Total Repurchase Agreements (Cost: $1,258,500)				1,258,500

U.S. Treasury Bills – 0.38%
U.S. Treasury Bill, 0.00%, 04/10/2025(11)		1,036		1,035
U.S. Treasury Bill, 0.00%, 05/15/2025(11)		1,183		1,177
U.S. Treasury Bill, 0.00%, 05/27/2025		100,000		99,342
U.S. Treasury Bill, 0.00%, 06/05/2025(15)		1,566		1,554
U.S. Treasury Bill, 0.00%, 08/07/2025		50,000		49,260

Total U.S. Treasury Bills (Cost: $152,372)				152,368

Time Deposits – 0.23%
BNP Paribas, Paris, 1.81% due 04/01/2025	CAD	2,932		2,038
BNP Paribas, Paris, 3.14% due 04/01/2025	AUD	4,607		2,878
Brown Brothers Harriman, 1.28% due 04/01/2025	SEK	409		41
Brown Brothers Harriman, 2.37% due 04/01/2025	NZD	388		220
Brown Brothers Harriman, 3.48% due 04/01/2025(13)	NOK	4		0
Brown Brothers Harriman, 5.57% due 04/01/2025	ZAR	21,526		1,174
Citibank, London, 1.60% due 04/01/2025	EUR	13,442		14,535
Citibank, New York, 3.83% due 04/01/2025		$11,799		11,799
HSBC, Hong Kong, 2.29% due 04/01/2025	HKD	439		56
HSBC, Singapore, 1.44% due 04/01/2025(13)	SGD	0		0
JP Morgan, New York, 3.83% due 04/01/2025		$27,565		27,565
Royal Bank of Canada, London, 3.67% due 04/01/2025	GBP	2,521		3,257
Skandinaviska Enskilda Banken AB, Stockholm, 0.00% due 04/01/2025	CHF	172		194
Sumitomo Trust Bank, London, 3.83% due 04/01/2025		$27,215		27,215
Sumitomo, Tokyo, 0.11% due 04/01/2025	JPY	120,475		803

Total Time Deposits (Cost: $91,775)				91,775

Total Short-Term Investments (Cost: $2,338,053)				2,338,051

TOTAL INVESTMENTS IN SECURITIES – 122.13% (Cost: $49,140,380)				48,161,870

TBA SALE COMMITMENTS – (1.73)%
Mortgage-Backed Obligations – (1.73)%
Fannie Mae
2.50%, 05/01/2055(16)		$(50,000)		(41,568)

	$		$
3.00%, 03/01/2055(16)		(5,297)		(5,010)
3.00%, 05/01/2055(16)		(221,350)		(191,762)
3.50%, 04/01/2040(16)		(626)		(602)
4.00%, 04/01/2055(16)		(13,439)		(12,521)
4.50%, 04/01/2055(16)		(3,196)		(3,057)
4.50%, 05/01/2055(16)		(22,252)		(21,274)
6.50%, 04/01/2055(16)		(178,590)		(184,148)
6.50%, 06/01/2055(16)		(212,090)		(218,292)
Ginnie Mae
3.50%, 04/01/2041(16)		(3,479)		(3,183)

Total Mortgage-Backed Obligations (Proceeds Received: $(678,395))				(681,417)

Total TBA Sale Commitments (Proceeds Received: $(678,395))				(681,417)

LIABILITIES IN EXCESS OF OTHER ASSETS – (20.40)%				(8,044,232)

TOTAL NET ASSETS – 100.00%				$39,436,221

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

REIT	Real Estate Investment Trust

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Republic peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $11,552,765, which represents 29.29% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2025.

(3)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(4)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2025.

(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2025.

(6)	Payment in-kind security for which part of the income earned may be paid as additional principal.

(7)	Security in default as of March 31, 2025. The value of these securities totals $8,395, which represents 0.02% of total net assets.

(8)	Non-income producing security.

(9)	Amount calculated is less than 0.005%.

(10)	Inflation protected security. The value of these securities totals $1,046,135, which represents 2.65% of total net assets.

(11)	All or a portion of the security assigned as collateral for certain futures contracts and swap contracts. The value of these pledged issues totals $257,095, which represents 0.65% of total net assets.

(12)	Delayed delivery purchase commitment security. The value of these securities totals $8,643,127, which represents 21.92% of total net assets.

(13)	A zero balance may reflect actual amounts rounding to less than one thousand.

(14)	Represents annualized seven-day yield as of the close of the reporting period.

(15)	All or a portion of the security assigned as collateral for certain delayed delivery securities. The value of these pledged issues totals $1,554, which represents 0.00% of total net assets.

(16)	Delayed delivery sale commitment security. The value of these securities totals $(681,417), which represents (1.73)% of total net assets.

(17)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $45,476 which represents 0.12% of total net assets.

(18)	Security that is restricted at March 31, 2025. The value of these securities totals $301,538, which represents 0.76% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
669	Australian 3 Year Bond Future	Jun. 2025	AUD	71,123	$44,521	$80
2,293	Australian 10 Year Bond Future	Jun. 2025		257,754	161,417	359
5,629	Long Gilt Future	Jun. 2025	GBP	520,255	666,702	(5,337)
23,633	U.S. 2 Year Note Future	Jun. 2025		$4,878,078	4,896,093	18,015
7,074	U.S. 5 Year Note Future	Jun. 2025		756,525	765,097	8,572
813	U.S. 10 Year Note Future	Jun. 2025		90,026	90,421	395
3,265	U.S. Long Bond Future	Jun. 2025		382,227	382,923	696
23,674	U.S. Ultra 10 Year Note Future	Jun. 2025		2,659,914	2,701,795	41,881
7,510	U.S. Ultra Bond Future	Jun. 2025		916,950	918,098	1,148

						65,809

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(274)	Canadian 10 Year Bond Future	Jun. 2025	CAD	(34,012)	$(23,639)	$(4)
(561)	Euro-Bobl Future	Jun. 2025	EUR	(65,824)	(71,453)	(278)
(1,172)	Euro-Bund Future	Jun. 2025		(153,118)	(163,264)	2,302
(237)	Euro-Buxl 30 Year Bond Future	Jun. 2025		(29,116)	(30,563)	921
(175)	Euro-Schatz Future	Jun. 2025		(18,703)	(20,239)	(16)
(1,812)	U.S. 5 Year Note Future	Jun. 2025		$(194,040)	(195,979)	(1,939)
(713)	U.S. 10 Year Note Future	Jun. 2025		(78,945)	(79,299)	(354)
(4,709)	U.S. Ultra 10 Year Note Future	Jun. 2025		(535,831)	(537,415)	(1,584)
(520)	U.S. Ultra Bond Future	Jun. 2025		(62,061)	(63,570)	(1,509)

						(2,461)

						$63,348

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
BRL	4,924	USD	857	04/02/25	Barclays Bank	$5
BRL	3,376	USD	588	04/02/25	Deutsche Bank	4
BRL	331,941	USD	57,814	04/02/25	Goldman Sachs	356
BRL	310,875	USD	54,139	04/02/25	J.P. Morgan	339
BRL	10,089	USD	1,750	05/05/25	Goldman Sachs	7
BRL	67,219	USD	11,316	06/18/25	UBS	271
EGP	31,742	USD	574	06/23/25	Citibank	29
EUR	1,644	USD	1,776	04/02/25	Goldman Sachs	1
EUR	274,365	USD	295,930	04/02/25	J.P. Morgan	742
EUR	3,419	USD	3,692	04/02/25	Morgan Stanley	5
EUR	180,154	USD	194,752	04/11/25	Bank of America	141
EUR	8,283	USD	8,736	04/11/25	Goldman Sachs	224
EUR	60	USD	61	04/16/25	Barclays Bank	3
EUR	1,644	USD	1,776	05/02/25	Morgan Stanley	4
GBP	4,881	USD	6,170	04/02/25	BNP Paribas	135
GBP	31,576	USD	39,976	04/02/25	J.P. Morgan	813
INR	124,305	USD	1,440	04/24/25	Goldman Sachs	12
INR	9,660	USD	111	04/28/25	J.P. Morgan	2
JPY	5,354,200	USD	35,687	04/02/25	Goldman Sachs	10
JPY	5,278,267	USD	35,233	05/02/25	BNP Paribas	76
JPY	7,301,893	USD	48,549	05/02/25	J.P. Morgan	298
PLN	5,498	USD	1,393	04/14/25	Morgan Stanley	26
TRY	14,085	USD	364	04/07/25	Citibank	4
TRY	231,712	USD	5,900	04/21/25	Goldman Sachs	45
TRY	52,532	USD	1,332	04/21/25	J.P. Morgan	16
TRY	29,452	USD	740	04/24/25	J.P. Morgan	13
TRY	855,779	USD	19,565	05/02/25	J.P. Morgan	2,072
TRY	321,838	USD	7,372	05/05/25	J.P. Morgan	736
TRY	383,318	USD	8,711	05/06/25	J.P. Morgan	934
TRY	514,171	USD	11,569	05/08/25	J.P. Morgan	1,336
TRY	13,161	USD	296	05/20/25	J.P. Morgan	29
TRY	7,156	USD	174	06/02/25	Barclays Bank(1)	0
USD	14,682	EUR	13,547	04/02/25	Deutsche Bank	34
USD	242	NZD	424	04/02/25	Deutsche Bank	1
USD	54,722	BRL	310,875	04/02/25	J.P. Morgan	244
USD	13,171	EUR	12,065	04/02/25	J.P. Morgan	125
USD	7,166	CAD	10,200	04/02/25	Morgan Stanley	78
USD	792	IDR	13,139,718	04/08/25	Bank of America	3
USD	804	IDR	13,139,718	04/08/25	Barclays Bank	14
USD	156	IDR	2,589,943	04/09/25	BNP Paribas	1
USD	91	IDR	1,506,751	04/09/25	J.P. Morgan	1
USD	3,231	EUR	2,959	04/11/25	Citibank	30
USD	4,489	EUR	4,114	04/11/25	Goldman Sachs	38
USD	59,459	ZAR	1,088,647	04/16/25	Bank of America	149
USD	4	IDR	61,555	04/16/25	Goldman Sachs(1)	0
USD	71,465	ZAR	1,306,456	04/16/25	Morgan Stanley	288
USD	310	COP	1,299,340	04/24/25	Barclays Bank(1)	0
USD	780	SGD	1,044	04/24/25	Barclays Bank	2
USD	190	BRL	1,088	04/24/25	Morgan Stanley(1)	0
USD	3,166	CZK	72,954	04/24/25	Morgan Stanley	4
USD	4,841	EUR	4,466	04/24/25	UBS	6
USD	28,146	TWD	924,945	04/25/25	BNP Paribas	290
USD	15,826	TWD	519,450	04/25/25	J.P. Morgan	183
USD	7,120	CAD	10,165	05/02/25	BNP Paribas	47
USD	88	NOK	927	05/02/25	BNP Paribas(1)	0

USD	3,290	AUD	5,220	05/02/25	Deutsche Bank	27
USD	244	NZD	424	05/02/25	Deutsche Bank	3
USD	14	CAD	20	05/02/25	J.P. Morgan(1)	0
USD	29,115	PEN	106,909	05/05/25	J.P. Morgan	42
USD	4,894	TRY	189,428	05/06/25	J.P. Morgan	129
USD	297	TRY	11,525	05/07/25	Barclays Bank	7
USD	294	EUR	271	05/07/25	Deutsche Bank	1
USD	3,825	TRY	148,374	05/07/25	UBS	97
USD	1,546	ZAR	28,217	05/14/25	UBS	12
USD	791	IDR	13,139,718	05/28/25	Bank of America	4
USD	590	MXN	11,960	06/06/25	Morgan Stanley	10
USD	14,902	PEN	54,641	06/18/25	Bank of America	58
USD	8,346	GBP	6,436	06/18/25	Barclays Bank	33
USD	20,250	EUR	18,530	06/18/25	Deutsche Bank	125
USD	22,688	GBP	17,519	06/18/25	Deutsche Bank	60
USD	18,818	JPY	2,760,363	06/18/25	Deutsche Bank	253
USD	10,996	PEN	40,296	06/18/25	Deutsche Bank	49
USD	28,820	MXN	582,371	06/18/25	Goldman Sachs	656
USD	65,176	EUR	59,642	06/18/25	J.P. Morgan	404
USD	4,631	GBP	3,571	07/11/25	Citibank	18
USD	1,231	EUR	1,130	07/11/25	Goldman Sachs	3
USD	6,603	TWD	214,616	07/16/25	BNP Paribas	101
USD	6,289	TWD	204,551	07/16/25	J.P. Morgan	91
USD	14,971	TWD	488,718	08/20/25	BNP Paribas	123
USD	16,085	TWD	526,517	08/20/25	J.P. Morgan	89
USD	950	KWD	276	05/03/29	BNP Paribas	18
USD	13,930	KWD	4,052	05/07/29	BNP Paribas	268
USD	1,980	KWD	576	07/02/29	BNP Paribas	37

					Total Unrealized Appreciation	12,944

AUD	2,752	USD	1,735	04/02/25	Deutsche Bank	(16)
AUD	1,837	USD	1,159	04/02/25	Morgan Stanley	(11)
AUD	490	USD	308	04/24/25	Bank of America	(2)
BRL	314,854	USD	54,722	06/03/25	J.P. Morgan	(260)
CAD	10,180	USD	7,120	04/02/25	BNP Paribas	(46)
CAD	20	USD	14	04/02/25	J.P. Morgan(1)	(0)
CAD	829	USD	580	04/24/25	Citibank	(3)
CHF	518	USD	590	04/24/25	Bank of America	(2)
CNH	17,531	USD	2,420	04/24/25	Bank of America	(3)
CZK	58,309	USD	2,530	04/24/25	J.P. Morgan	(3)
EGP	30,422	USD	542	12/22/25	Morgan Stanley	(7)
EUR	9,953	USD	10,813	04/02/25	J.P. Morgan	(51)
EUR	1,040	USD	1,129	04/02/25	Morgan Stanley	(4)
EUR	1,130	USD	1,224	04/03/25	Goldman Sachs	(3)
EUR	7,861	USD	8,579	04/11/25	Citibank	(74)
EUR	3,046	USD	3,302	04/24/25	Goldman Sachs	(4)
EUR	357	USD	390	05/14/25	J.P. Morgan	(3)
EUR	6,666	USD	7,325	06/18/25	UBS	(86)
GBP	1,050	USD	1,358	04/02/25	Bank of America	(1)
GBP	12,831	USD	16,592	04/02/25	J.P. Morgan	(17)
GBP	2,429	USD	3,156	04/02/25	Morgan Stanley	(19)
GBP	3,571	USD	4,631	04/11/25	Citibank	(18)
HUF	500,982	USD	1,360	04/24/25	Citibank	(17)
IDR	13,139,718	USD	793	04/08/25	Bank of America	(4)
IDR	13,139,718	USD	792	04/08/25	Barclays Bank	(3)
IDR	2,589,943	USD	157	04/09/25	BNP Paribas	(2)
IDR	1,506,751	USD	92	04/09/25	J.P. Morgan	(1)
IDR	175,486	USD	11	04/16/25	BNP Paribas(1)	(0)
IDR	88,409	USD	5	04/16/25	Goldman Sachs(1)	(0)
IDR	853,761	USD	52	04/23/25	Goldman Sachs	(1)
IDR	369,142	USD	22	04/23/25	J.P. Morgan(1)	(0)
IDR	28,913,500	USD	1,750	04/24/25	Deutsche Bank	(16)

IDR	2,593,327	USD	156	05/07/25	BNP Paribas	(1)
IDR	61,610	USD	4	05/07/25	Goldman Sachs(1)	(0)
IDR	1,147,768	USD	69	06/18/25	Goldman Sachs	(1)
JPY	4,099,616	USD	27,498	04/02/25	BNP Paribas	(166)
JPY	4,932,720	USD	33,091	04/02/25	J.P. Morgan	(204)
JPY	92,597	USD	620	04/24/25	J.P. Morgan	(1)
JPY	1,763,475	USD	11,834	05/02/25	J.P. Morgan	(37)
KRW	14,733	USD	10	06/12/25	BNP Paribas(1)	(0)
KRW	5,815	USD	4	06/12/25	Deutsche Bank(1)	(0)
KRW	76,309	USD	53	06/18/25	Deutsche Bank	(1)
MXN	7,865	USD	390	04/24/25	Barclays Bank	(7)
MXN	58,956	USD	2,920	04/24/25	Goldman Sachs	(48)
MXN	592,524	USD	28,719	06/18/25	Bank of America	(64)
MYR	6,006	USD	1,360	04/24/25	Barclays Bank	(4)
NOK	927	USD	88	04/02/25	BNP Paribas(1)	(0)
NZD	424	USD	244	04/02/25	Deutsche Bank	(3)
PLN	2,001	USD	518	04/14/25	Deutsche Bank	(2)
PLN	2,240	USD	580	04/24/25	Morgan Stanley	(2)
SGD	1,042	USD	780	04/24/25	J.P. Morgan	(3)
TRY	595,197	USD	15,626	04/15/25	Goldman Sachs	(230)
TRY	56,806	USD	1,492	04/15/25	J.P. Morgan	(23)
TRY	832,139	USD	21,593	04/16/25	Goldman Sachs	(98)
TRY	35,298	USD	911	05/07/25	Barclays Bank	(24)
TRY	534,918	USD	13,825	05/15/25	BNP Paribas	(515)
TRY	1,754,328	USD	44,811	05/15/25	J.P. Morgan	(1,158)
TRY	7,087	USD	184	05/16/25	J.P. Morgan	(7)
TWD	708,109	USD	21,574	04/25/25	BNP Paribas	(249)
TWD	736,073	USD	22,374	04/25/25	J.P. Morgan	(206)
USD	154	NOK	1,720	04/02/25	Bank of America	(9)
USD	817	BRL	4,924	04/02/25	Barclays Bank	(46)
USD	265,973	EUR	253,651	04/02/25	BNP Paribas	(8,301)
USD	35,233	JPY	5,296,014	04/02/25	BNP Paribas	(76)
USD	2,854	AUD	4,589	04/02/25	Deutsche Bank	(13)
USD	588	BRL	3,376	04/02/25	Deutsche Bank	(4)
USD	111,835	BRL	642,165	04/02/25	Goldman Sachs	(698)
USD	10,008	EUR	9,514	04/02/25	J.P. Morgan	(280)
USD	19,778	GBP	15,346	04/02/25	J.P. Morgan	(45)
USD	48,549	JPY	7,326,458	04/02/25	J.P. Morgan	(298)
USD	1,773	EUR	1,644	04/02/25	Morgan Stanley	(4)
USD	300,429	GBP	237,099	04/02/25	Morgan Stanley	(5,845)
USD	9,124	TRY	352,502	04/09/25	BNP Paribas	(69)
USD	139,733	EUR	136,330	04/11/25	Bank of America	(7,752)
USD	8,586	EUR	8,170	04/11/25	Citibank	(252)
USD	4,609	GBP	3,571	04/11/25	Citibank	(3)
USD	46,874	EUR	44,725	04/11/25	Goldman Sachs	(1,510)
USD	4,457	COP	18,795,492	04/14/25	Citibank	(30)
USD	8,533	PLN	34,250	04/14/25	UBS	(307)
USD	81	EUR	75	04/16/25	Bank of America(1)	(0)
USD	178	EUR	172	04/16/25	Barclays Bank	(8)
USD	203	EUR	198	04/16/25	Deutsche Bank	(11)
USD	157	ZAR	2,877	04/16/25	J.P. Morgan(1)	(0)
USD	5,961	PEN	22,482	04/21/25	Goldman Sachs	(156)
USD	271	EUR	250	04/24/25	Barclays Bank(1)	(0)
USD	970	THB	32,869	04/24/25	Barclays Bank(1)	(0)
USD	40	TRY	1,607	04/24/25	Goldman Sachs	(1)
USD	158	TRY	6,369	04/24/25	J.P. Morgan	(4)
USD	18,148	PEN	67,427	04/28/25	Goldman Sachs	(192)
USD	15,501	PEN	58,102	04/29/25	Goldman Sachs	(302)
USD	76	NOK	798	05/02/25	BNP Paribas(1)	(0)
USD	296,411	EUR	274,365	05/02/25	J.P. Morgan	(740)
USD	257,697	GBP	199,678	05/02/25	J.P. Morgan	(220)

USD	24,708	PEN	92,024	05/05/25	Goldman Sachs	(318)
USD	2,277	EUR	2,180	05/14/25	Deutsche Bank	(85)
USD	5,850	ZAR	109,144	05/14/25	UBS	(83)
USD	6,176	TRY	250,850	05/15/25	J.P. Morgan	(66)
USD	19,870	PEN	75,546	05/27/25	Deutsche Bank	(663)
USD	129	MXN	2,729	06/06/25	Goldman Sachs	(4)
USD	5	GBP	4	06/18/25	Barclays Bank(1)	(0)
USD	830	INR	72,486	06/18/25	Citibank	(13)
USD	12,294	GBP	9,532	06/18/25	Deutsche Bank	(18)
USD	15,741	BRL	93,506	06/18/25	UBS	(377)
USD	45,360	BRL	271,800	07/02/25	Goldman Sachs	(1,338)
USD	188,010	EUR	173,004	07/11/25	Bank of America	(128)
USD	50,381	BRL	325,167	10/02/25	BNP Paribas	(4,124)
USD	4,916	BRL	31,800	10/02/25	Goldman Sachs	(414)
USD	35,724	BRL	231,100	10/02/25	J.P. Morgan	(3,013)
ZAR	17,627	USD	970	04/24/25	Citibank	(10)

					Total Unrealized Depreciation	(41,561)

					Net Unrealized Depreciation	$(28,617)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at March 31, 2025	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Colombia Government International	1.00%	6/20/2030	2.25%		$1,472	$80	$3	$83
iTraxx Europe Crossover Series 43 Version 1	5.00	6/20/2030	3.28	EUR	640	(56)	3	(53)

						$24	$6	$30

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at March 31, 2025	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	6/20/2026	0.35%	$2,700	$511	$(489)	$22
AT&T, Inc.	1.00	6/20/2028	0.51	1,300	(7)	26	19
Boeing Co.	1.00	6/20/2030	0.93	4,600	13	5	18
CDX.EM.34	1.00	12/20/2025	0.95	2,852	(185)	187	2
CDX.EM.36	1.00	12/20/2026	0.98	25,760	(515)	532	17
CDX.EM.38	1.00	12/20/2027	1.22	2,400	(119)	107	(12)
CDX.EM.39	5.00	6/20/2028	1.28	800	(227)	221	(6)
CDX.EM.40	1.00	12/20/2028	1.43	3,200	(144)	99	(45)
CDX.EM.41	1.00	6/20/2029	1.55	600	(23)	11	(12)
CDX.EM.42	1.00	12/20/2029	1.66	600	(18)	1	(17)
CDX.EM.43	1.00	6/20/2030	1.85	600	(22)	(1)	(23)
CDX.NA.HY.35	5.00	12/20/2025	1.24	480	38	(24)	14
CDX.NA.HY.39	5.00	12/20/2027	2.71	873	(17)	68	51
CDX.NA.HY.40	5.00	6/20/2028	3.03	1,568	272	(181)	91
CDX.NA.HY.41	5.00	12/20/2028	3.20	495	(3,242)	3,272	30
CDX.NA.HY.43	5.00	12/20/2029	3.64	164,200	11,889	(2,910)	8,979
CDX.NA.HY.44	5.00	6/20/2030	3.78	451,806	26,330	(2,453)	23,877
CDX.NA.HY.44	5.00	6/20/2030	3.78	110,600	5,664	181	5,845
Ford Motor Credit Co. LLC	5.00	6/20/2025	0.44	700	27	(19)	8
Ford Motor Credit Co. LLC	5.00	12/20/2025	0.46	600	23	(3)	20
Ford Motor Credit Co. LLC	5.00	6/20/2026	0.59	9,100	(890)	1,385	495

					$39,358	$15	$39,373

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America	American Electric Power Co., Inc.	1.00%	Quarterly	12/20/2029	0.32%	$12,731	$(374)	$(6)	$(380)
Goldman Sachs	American Express Co.	1.00	Quarterly	12/20/2029	0.38	6,460	(194)	17	(177)
Morgan Stanley	Brazilian Government International	1.00	Quarterly	6/20/2030	1.86	4,191	182	(19)	163
Goldman Sachs	Dominion Energy, Inc.	1.00	Quarterly	12/20/2029	0.42	6,326	(180)	19	(161)
Barclays Bank	Mexico Government International(1)	1.00	Quarterly	6/20/2030	1.36	2,082	34	0	34
Goldman Sachs	Turkiye Government International	1.00	Quarterly	6/20/2030	3.15	1,785	142	27	169

							$(390)	$38	$(352)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Pacificorp(1)	0.13%	Monthly	9/29/2027	0.69%	$2,625	$(0)	$(34)	$(34)
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	1.34	600	(54)	49	(5)
Goldman Sachs	Colombia Government International(1)	1.00	Quarterly	6/20/2027	1.13	1,900	(0)	(5)	(5)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	1.34	800	(72)	65	(7)
J.P. Morgan	Colombia Government International(1)	1.00	Quarterly	12/20/2026	0.99	1,400	(66)	66	0
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	1.13	400	(15)	14	(1)
Morgan Stanley	Colombia Government International(1)	1.00	Quarterly	6/20/2027	1.13	900	(0)	(2)	(2)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	1.34	1,000	(89)	81	(8)
Goldman Sachs	Mexico Government International(1)	1.00	Quarterly	12/20/2028	1.03	200	(2)	2	(0)
J.P. Morgan	Mexico Government International(1)	1.00	Quarterly	6/20/2026	0.58	100	(1)	1	0
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.70	500	262	(259)	3
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.77	400	(4)	6	2
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2028	0.91	300	(7)	8	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2028	1.03	1,100	(12)	11	(1)
BNP Paribas	Turkey Government International(1)	1.00	Quarterly	6/20/2025	1.28	200	(34)	34	(0)
Deutsche Bank	Pemex	4.75	Monthly	7/6/2026	N/A	5,365	—	54	54
Deutsche Bank	Pemex	4.85	Monthly	7/6/2026	N/A	10,730	—	116	116

							$(94)	$207	$113

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
0.50%	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	$(252)	$4,188	$3,936
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052		158,000	949	13,127	14,076
1.00	1 Year JPY TONA(1)	Received	Annual	3/12/2027	JPY	10,101,952	0	(1)	(1)
1.02	1 Year JPY TONA(1)	Received	Annual	3/12/2027		22,902,135	0	(33)	(33)
1.03	1 Year JPY TONA	Received	Annual	3/12/2027		24,721,352	1	(49)	(48)
1.25	3 Month SOFR	Received	Quarterly	12/16/2050		$48,900	4,884	18,066	22,950
1.50	3 Month SOFR	Received	Quarterly	6/17/2050		81,200	(14,796)	49,239	34,443
1.58	China 7 Day Interbank Repo Fixing Rate(1)	Paid	Weekly	3/19/2028	CNY	16,899	0	(1)	(1)
2.18	6 Month EURIBOR(1)	Paid	Semi-Annual	11/7/2054	EUR	2,111	0	(217)	(217)
2.25	3 Month SOFR	Received	Quarterly	3/12/2050		$3,200	(10)	992	982
2.25	6 Month EURIBOR	Received	Semi-Annual	9/17/2055	EUR	162,700	12,698	840	13,538
2.26	6 Month EURIBOR	Paid	Semi-Annual	10/22/2054		1,550	(8)	(127)	(135)
2.43	6 Month EURIBOR(1)	Received	Semi-Annual	6/19/2054		2,942	0	99	99
2.43	6 Month EURIBOR(1)	Received	Semi-Annual	6/20/2054		2,849	0	96	96
2.44	6 Month EURIBOR(1)	Paid	Semi-Annual	6/24/2054		2,007	0	(62)	(62)
2.46	6 Month EURIBOR(1)	Received	Semi-Annual	3/22/2054		3,021	0	122	122
2.49	6 Month EURIBOR	Received	Semi-Annual	2/19/2054		14,265	1	474	475
2.51	6 Month EURIBOR	Received	Semi-Annual	2/20/2054		14,265	1	425	426
2.51	6 Month EURIBOR(1)	Received	Semi-Annual	3/1/2054		7,193	0	204	204
2.51	6 Month EURIBOR	Received	Semi-Annual	2/20/2054		14,072	1	396	397
2.54	6 Month EURIBOR	Received	Semi-Annual	4/22/2054		11,690	(24)	140	116
2.75	1 Year SOFR	Received	Annual	6/21/2053		$91,000	8,494	10,164	18,658
3.15	1 Year SOFR	Received	Annual	11/15/2053		172,200	—	21,253	21,253
3.16	1 Year SOFR	Received	Annual	11/15/2053		49,800	—	6,089	6,089
3.17	1 Year SOFR	Received	Annual	11/15/2053		108,000	—	12,945	12,945
3.25	1 Year SOFR	Received	Annual	3/19/2032		22,900	1,004	(333)	671
3.25	1 Year SOFR	Received	Annual	12/20/2053		129,000	6,328	7,302	13,630
3.25	1 Year SOFR	Received	Annual	3/19/2055		109,700	15,800	(4,621)	11,179
3.25	1 Year SOFR	Received	Annual	3/19/2055		97,500	14,457	(4,521)	9,936
3.50	Sterling Overnight Index Average	Received	Annual	3/19/2030	GBP	10,200	339	(44)	295
3.50	Sterling Overnight Index Average	Received	Annual	3/19/2035		15,600	970	111	1,081
3.50	1 Year SOFR	Received	Annual	6/20/2054		$87,200	6,945	(883)	6,062
3.50	1 Year SOFR	Received	Annual	12/18/2054		133,200	(5,825)	13,865	8,040
3.56	6 Month CZK PRIBOR(1)	Paid	Semi-Annual	6/18/2030	CZK	14,969	0	0	0
3.69	6 Month CZK PRIBOR(1)	Paid	Semi-Annual	3/19/2030		20,792	0	5	5
3.75	1 Year SOFR	Received	Annual	6/20/2031		$346,300	3,125	(861)	2,264
3.75	1 Year SOFR	Received	Annual	12/18/2031		34,780	(132)	129	(3)
3.75	Sterling Overnight Index Average	Received	Annual	3/19/2055	GBP	600	72	15	87
3.85	1 Year SOFR(1)	Paid	Annual	6/9/2026		$78,220	0	14	14
3.92	1 Year SOFR(1)	Paid	Annual	6/3/2026		66,000	0	51	51
4.00	1 Year SOFR	Received	Annual	11/15/2052		156,820	(6,408)	2,502	(3,906)
4.02	1 Year SOFR	Paid	Annual	5/15/2026		232,941	1	299	300
4.04	1 Year SOFR(1)	Paid	Annual	5/27/2026		40,000	0	71	71
4.25	1 Year SOFR	Received	Annual	3/20/2031		4,130	(181)	60	(121)
4.75	3 Month FRA New Zealand Bank Bill	Paid	Quarterly	6/19/2029	NZD	41,300	296	1,058	1,354
4.88	6 Month PLN WIBOR(1)	Paid	Semi-Annual	3/19/2030	PLN	3,380	0	9	9
4.91	6 Month PLN WIBOR(1)	Paid	Semi-Annual	3/19/2030		2,560	0	7	7
4.94	6 Month PLN WIBOR(1)	Paid	Semi-Annual	3/19/2030		5,633	0	19	19
5.13	6 Month PLN WIBOR(1)	Received	Semi-Annual	3/19/2027		6,056	0	(6)	(6)
5.14	6 Month PLN WIBOR(1)	Received	Semi-Annual	12/20/2025		8,777	0	12	12
5.14	6 Month PLN WIBOR(1)	Received	Semi-Annual	3/19/2027		10,094	0	(11)	(11)
5.16	6 Month PLN WIBOR(1)	Received	Semi-Annual	9/19/2026		10,383	0	(3)	(3)
6.00	6 Month INR MIBOR (1)	Paid	Semi-Annual	3/19/2030	INR	195,697	0	9	9
6.07	6 Month INR MIBOR (1)	Received	Semi-Annual	3/19/2035		77,255	0	(4)	(4)
6.50	6 Month HUF BIBOR(1)	Paid	Semi-Annual	3/19/2027	HUF	1,183,571	0	(6)	(6)
6.55	6 Month HUF BIBOR(1)	Paid	Semi-Annual	3/19/2030		169,849	0	(4)	(4)
7.94	3 Month ZAR SAJIBOR(1)	Received	Quarterly	3/19/2030	ZAR	44,335	0	(19)	(19)
7.97	3 Month ZAR SAJIBOR(1)	Received	Quarterly	6/6/2026		36,670	0	(11)	(11)
8.00	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/3/2031		36,500	0	10	10
8.00	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/6/2031		36,500	(0)	10	10
8.01	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/7/2031		35,600	(0)	11	11
8.03	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/7/2031		35,600	(0)	12	12
8.05	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/7/2031		35,600	(0)	15	15
8.06	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/7/2031		35,600	(0)	15	15
8.06	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/8/2031		108,600	(0)	47	47
8.08	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	3/7/2028	MXN	46,091	0	9	9
8.08	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/8/2031	ZAR	50,600	(0)	24	24
8.15	3 Month ZAR SAJIBOR(1)	Received	Quarterly	5/7/2026		52,417	0	(20)	(20)
8.20	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/10/2031		181,200	(0)	145	145
8.47	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	2/25/2026	MXN	85,405	0	11	11
8.97	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/14/2029		14,680	0	(27)	(27)
8.99	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/18/2029		54,600	—	101	101
9.02	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/17/2029		73,700	—	141	141
9.11	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/13/2030		285,500	—	609	609
9.14	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2029		105,900	—	227	227
9.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/31/2029		102,500	—	222	222
9.31	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/9/2026		13,903	0	(5)	(5)
9.45	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/3/2035		31,231	0	(112)	(112)
10.33	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027	BRL	429,570	—	(6,504)	(6,504)

							$48,730	$147,521	$196,251

Lunar - payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	8.62%	Colombia Overnight Interbank	Received	11/5/2025	COP	14,570,937	$—	$18	$18
Morgan Stanley	8.73	Colombia Overnight Interbank	Received	1/14/2030		2,358,738	—	(2)	(2)
Morgan Stanley	8.78	Colombia Overnight Interbank	Received	1/14/2030		812,128	—	(1)	(1)
Morgan Stanley	9.73	Colombia Overnight Interbank	Received	5/10/2025		5,566,747	—	4	4
Citibank	9.77	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027	BRL	14,895	—	(275)	(275)
J.P. Morgan	9.81	Colombia Overnight Interbank	Received	5/10/2025	COP	8,321,410	—	5	5
Bank of America	10.32	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027	BRL	212	—	(3)	(3)
Bank of America	10.83	Brazil Cetip DI Interbank Deposit	Paid	7/1/2025		16,410	—	(39)	(39)
J.P. Morgan	10.95	Brazil Cetip DI Interbank Deposit	Paid	7/1/2025		10,249	—	(22)	(22)
Barclays Bank	10.97	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027		17,381	—	212	212
Bank of America	11.59	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027		7,700	—	73	73
Barclays Bank	13.02	Brazil Cetip DI Interbank Deposit	Paid	1/2/2029		6,964	—	(67)	(67)
Bank of America	13.09	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027		14,052	—	(66)	(66)
Goldman Sachs	13.15	Brazil Cetip DI Interbank Deposit	Paid	1/2/2029		5,027	—	(44)	(44)
Bank of America	14.48	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027		9,235	—	(10)	(10)
Bank of America	14.55	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027		6,625	—	(6)	(6)
Citibank	15.41	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027		8,778	—	(23)	(23)

							$—	$(246)	$(246)

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.53%	5-Year USD Inflation Linked	Received	4/15/2029		$14,692	$(3)	$125	$122
2.54	5-Year USD Inflation Linked	Received	4/15/2029		14,692	(2)	121	119
2.68	5-Year USD Inflation Linked(1)	Received	4/15/2029		14,898	0	14	14
2.69	5-Year USD Inflation Linked(1)	Received	4/15/2029		14,897	0	13	13
2.69	5-Year USD Inflation Linked	Received	4/15/2028		18,364	3	145	148
2.69	5-Year USD Inflation Linked	Received	4/15/2029		29,796	1	24	25
2.69	5-Year USD Inflation Linked	Received	4/15/2028		18,364	3	143	146
2.72	5-Year USD Inflation Linked(1)	Received	4/15/2029		29,796	0	(28)	(28)
2.83	5-Year USD Inflation Linked(1)	Received	4/15/2028		37,245	0	29	29
2.84	5-Year USD Inflation Linked(1)	Received	4/15/2028		18,622	0	13	13
2.84	5-Year USD Inflation Linked(1)	Received	4/15/2028		18,622	0	13	13
2.87	5-Year USD Inflation Linked(1)	Received	4/15/2028		37,245	0	(38)	(38)
4.00	10-Year GBP Inflation Linked	Paid	9/15/2031	GBP	7,300	(6)	(1,009)	(1,015)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(920)	(892)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(1,536)	(1,698)

						$(138)	$(2,891)	$(3,029)

Over-the-Counter Total Return Swap Contracts - Purchased

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Frequency	Maturity Date	Notional Amount (000s)	Upfront Premium Paid / (Received) (000s)	Unrealized Appreciation / (Depreciation) (000s)	Value (000s)
J.P. Morgan	IBOXX USD Liquid Investment	Secured Overnight Financing Rate	Quarterly	06/20/2025	$(29)	$(6)	$(230)	$(236)

						$(6)	$(230)	$(236)

EURIBOR	Euro Interbank Offered Rate
MIBOR	Mumbai Interbank Outdoor Rate
PRIBOR	Prague Interbank Offered Rate
SAJIBOR	South African Johannesburg Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TIIE	Interbank Equilibrium Interest Rate
TONA	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

Bridge Builder Municipal Bond Fund

Schedule of Investments

March 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	$		$
	Principal Amount (000s)		Value (000s)
MUNICIPAL BONDS – 98.48%
Alabama – 4.38%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2035		$7,800		$8,829
5.00%, 09/01/2036		2,500		2,811
5.00%, 09/01/2037		1,750		1,954
Alabama Housing Finance Authority
4.45%, 08/01/2045		3,500		3,334
5.00%, 06/01/2026(1)		3,430		3,439
5.75%, 10/01/2055		4,500		4,870
Alabama Public School & College Authority
5.00%, 11/01/2025		5,000		5,063
5.00%, 11/01/2035		6,400		6,919
Bessemer Governmental Utility Services Corp.
5.00%, 06/01/2039		3,000		3,061
Birmingham Airport Authority
5.00%, 07/01/2028		700		745
5.00%, 07/01/2032		300		325
5.00%, 07/01/2034		800		859
Black Belt Energy Gas District
3.22% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052(2)		1,955		1,906
3.52% (SIFMA Municipal Swap Index Yield + 0.65%), 04/01/2053(2)		22,705		21,993
4.00%, 12/01/2025		1,270		1,274
4.00%, 12/01/2049(1)		22,530		22,600
4.00%, 07/01/2052(1)		3,570		3,599
4.00%, 10/01/2052(1)		35,700		35,898
4.00%, 12/01/2052(1)		5,930		5,890
4.00%, 04/01/2053(1)		8,000		7,996
5.00%, 06/01/2027		1,585		1,630
5.00%, 06/01/2028		2,270		2,360
5.00%, 09/01/2028		3,000		3,119
5.00%, 07/01/2030		3,200		3,374
5.00%, 07/01/2031		1,035		1,098
5.00%, 11/01/2034		2,125		2,273
5.00%, 03/01/2055(1)		60,795		64,909
5.00%, 05/01/2055(1)		20,400		21,546
5.25%, 06/01/2027		1,300		1,343
5.25%, 12/01/2027		1,170		1,217
5.25%, 06/01/2028		1,540		1,609
5.25%, 12/01/2028		1,275		1,339
5.25%, 12/01/2053(1)		10,080		10,779
5.25%, 01/01/2054(1)		8,115		8,593
5.25%, 05/01/2055(1)		15,925		17,031
5.50%, 06/01/2049(1)		6,970		7,348
5.50%, 11/01/2053(1)		18,190		19,113
Chilton County Health Care Authority
5.00%, 11/01/2035		1,150		1,153
City of Guntersville AL
5.00%, 02/01/2038		260		281
City of Sheffield AL Water & Sewer Revenue
4.00%, 10/01/2032		560		573
Clarke-Mobile Counties Gas District
5.00%, 10/01/2032		1,660		1,811
5.00%, 10/01/2033		1,740		1,906
5.00%, 10/01/2034		1,825		2,006
Cooper Green Mercy Health Services Authority
5.00%, 09/01/2025		475		478
5.00%, 09/01/2026		500		511
County of Jefferson AL
5.00%, 09/15/2032		1,000		1,025
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2028		2,000		2,108
5.00%, 10/01/2036		6,000		6,468
5.00%, 10/01/2037		6,000		6,445
5.00%, 10/01/2038		2,980		3,180
5.00%, 10/01/2039		4,420		4,695
5.25%, 10/01/2040		1,600		1,716
5.50%, 10/01/2053		6,405		6,697
Energy Southeast A Cooperative District
5.00%, 12/01/2027		250		258
5.00%, 06/01/2028		240		249
5.00%, 12/01/2029		1,250		1,311
5.00%, 12/01/2030		120		126

	$		$
5.25%, 07/01/2054(1)		27,215		28,943
5.50%, 11/01/2053(1)		7,500		8,086
5.75%, 04/01/2054(1)		3,700		4,066
Guntersville Water Works & Sewer Board
5.00%, 08/01/2034		200		216
5.00%, 08/01/2035		200		215
5.00%, 08/01/2038		605		643
5.00%, 08/01/2039		500		529
Health Care Authority of the City of Huntsville
5.00%, 06/01/2036		2,600		2,730
5.00%, 06/01/2037		5,115		5,356
5.00%, 06/01/2053(1)		12,255		13,156
Homewood Educational Building Authority
4.00%, 12/01/2038		1,385		1,276
5.25%, 10/01/2039		1,220		1,281
5.50%, 10/01/2049		1,755		1,819
5.50%, 10/01/2054		1,420		1,462
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)		3,870		3,846
Jacksonville Public Educational Building Authority
5.25%, 08/01/2049		4,250		4,459
Lower Alabama Gas District
4.00%, 12/01/2050(1)		12,610		12,638
Mobile County Board of School Commissioners
5.00%, 03/01/2028		1,030		1,047
Montgomery County Public Facilities Authority
4.00%, 03/01/2035		1,000		1,007
Prichard Water Works & Sewer Board
2.25%, 11/01/2027(3)(4)		210		137
2.38%, 11/01/2028(3)(4)		550		358
Southeast Alabama Gas Supply District
5.00%, 06/01/2049(1)		30,750		32,220
5.00%, 08/01/2054(1)		32,000		33,878
Southeast Energy Authority A Cooperative District
5.00%, 02/01/2029		885		921
5.00%, 08/01/2029		1,125		1,175
5.00%, 11/01/2035		26,240		27,079
5.00%, 05/01/2053(1)		13,125		13,562
5.00%, 01/01/2054(1)		16,825		17,684
5.00%, 05/01/2055(1)		10,540		11,151
5.00%, 11/01/2055(1)		29,275		31,123
5.00%, 01/01/2056(1)		28,770		29,964
5.25%, 03/01/2055(1)		20,095		21,090
5.50%, 01/01/2053(1)		12,400		13,160
State of Alabama Docks Department
5.00%, 10/01/2028		2,000		2,056
5.00%, 10/01/2029		3,500		3,592
Town of Pike Road AL
5.00%, 03/01/2042		1,560		1,633
5.00%, 03/01/2048		7,415		7,669
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044(5)		2,250		2,273
University of South Alabama
5.00%, 11/01/2033		1,000		1,024
Walker County Economic & Industrial Development Authority
4.00%, 08/01/2063(1)		26,300		26,300
West Jefferson Industrial Development Board
3.80%, 12/01/2038(1)		5,225		5,225

Total Alabama				731,092

Alaska – 0.20%
Alaska Housing Finance Corp.
3.00%, 06/01/2051		915		895
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2028		360		377
5.00%, 12/01/2033		2,270		2,390
5.00%, 12/01/2040		2,500		2,643
5.00%, 12/01/2042		1,500		1,526
5.25%, 12/01/2035		1,715		1,846
5.25%, 12/01/2036		930		996
5.25%, 12/01/2037		975		1,038
5.25%, 12/01/2047		1,620		1,666
5.50%, 12/01/2050		1,000		1,049
Borough of North Slope AK
5.00%, 06/30/2026		500		514
Municipality of Anchorage AK
4.00%, 09/01/2040		1,500		1,471
5.50%, 02/01/2035		2,370		2,613
5.50%, 02/01/2038		2,795		3,046
5.50%, 02/01/2043		3,680		3,900
5.50%, 02/01/2045		1,405		1,482

	$		$
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050		1,180		1,146
4.00%, 06/01/2050		3,145		2,709
State of Alaska
5.00%, 08/01/2035		1,000		1,126
University of Alaska
5.00%, 10/01/2025		200		202

Total Alaska				32,635

Arizona – 1.65%
Arizona Board of Regents
5.00%, 07/01/2042		500		506
Arizona Health Facilities Authority
3.12% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)		200		199
3.12% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)		600		599
3.12% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)		2,950		2,918
Arizona Industrial Development Authority
2.65%, 07/01/2026		170		167
3.00%, 12/15/2031(5)		320		293
3.55%, 07/15/2029		855		827
3.63%, 05/20/2033		2,233		2,100
4.00%, 07/15/2027(5)		125		125
4.00%, 07/01/2031		275		271
5.00%, 02/01/2034		2,585		2,831
5.00%, 11/01/2035		1,100		1,143
5.00%, 11/01/2039		1,000		1,027
5.00%, 01/01/2042(1)		16,805		17,265
5.00%, 10/01/2044(1)		6,120		6,219
Chandler Industrial Development Authority
3.80%, 12/01/2035(1)		13,850		13,966
4.00%, 06/01/2049(1)		8,800		8,765
5.00%, 09/01/2042(1)		1,000		1,020
5.00%, 09/01/2052(1)		20,560		21,061
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2043		2,500		2,584
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2025		1,295		1,302
5.00%, 07/01/2026		1,675		1,714
5.00%, 07/01/2027		3,000		3,106
5.00%, 07/01/2028		1,070		1,125
5.00%, 07/01/2028		4,440		4,644
5.00%, 07/01/2029		725		765
5.00%, 07/01/2030		1,000		1,065
5.00%, 07/01/2031		725		769
5.00%, 07/01/2031		2,125		2,208
5.00%, 07/01/2032		120		127
5.00%, 07/01/2034		1,650		1,852
5.00%, 07/01/2035		1,885		2,105
5.00%, 07/01/2036		3,000		3,083
5.00%, 07/01/2036		4,210		4,226
5.00%, 07/01/2037		1,500		1,539
5.00%, 07/01/2037		1,765		1,772
5.00%, 07/01/2039		4,700		4,772
5.00%, 07/01/2045		635		651
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2033		1,920		2,141
5.00%, 07/15/2034		1,785		1,978
Glendale Industrial Development Authority
5.00%, 05/15/2056		1,375		1,241
Industrial Development Authority of the City of Phoenix Arizona
3.35%, 12/01/2027		3,840		3,842
5.00%, 07/01/2033		415		426
5.00%, 07/01/2034		765		782
5.00%, 07/01/2036		1,500		1,501
5.00%, 07/01/2038		1,295		1,311
5.13%, 02/01/2034		2,505		2,356
5.38%, 02/01/2041		3,580		3,204
Industrial Development Authority of the County of Yavapai
4.25%, 03/01/2028		5,000		5,019
5.00%, 09/01/2034(5)		1,265		1,265
Maricopa County & Phoenix Industrial Development Authorities
5.75%, 03/01/2056		2,750		2,996
6.25%, 03/01/2055		5,855		6,481
Maricopa County Industrial Development Authority
4.25%, 12/01/2031(1)		10,580		10,607
5.00%, 12/01/2033		2,230		2,464
5.00%, 12/01/2034		1,630		1,810
5.00%, 12/01/2035		2,495		2,758
5.00%, 12/01/2036		1,765		1,939
5.00%, 12/01/2037		690		755
5.00%, 01/01/2038		4,000		4,066
5.00%, 12/01/2038		930		1,013
5.00%, 09/01/2042		3,205		3,252

	$		$
5.00%, 01/01/2046(1)		3,210		3,276
5.00%, 01/01/2053(1)		10,000		10,801
5.75%, 01/01/2036(5)		1,500		1,371
6.00%, 01/01/2048(5)		1,155		954
Maricopa County Special Health Care District
4.00%, 07/01/2035		805		816
5.00%, 07/01/2025		5,000		5,026
5.00%, 07/01/2026		7,000		7,187
5.00%, 07/01/2033		6,555		7,121
5.00%, 07/01/2034		970		1,011
Pima County Unified School District No 20 Vail
5.00%, 07/01/2026		1,000		1,025
Pima County Unified School District No 6 Marana
5.00%, 07/01/2042		1,100		1,160
5.00%, 07/01/2043		860		901
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2038		15,035		14,998
4.00%, 01/01/2041		4,680		4,604
5.00%, 01/01/2033		1,000		1,045
5.00%, 12/01/2036		6,670		6,692
5.00%, 01/01/2037		500		518
5.00%, 01/01/2038		3,985		4,077
5.00%, 01/01/2042		2,750		3,003
5.00%, 01/01/2043		2,000		2,164
5.00%, 01/01/2048		1,615		1,704
Tucson Industrial Development Authority/Pima County Industrial Development Auth
5.50%, 01/01/2056		3,700		3,974
Western Maricopa Education Center District No 402
5.00%, 07/01/2025		1,410		1,417
Yuma Industrial Development Authority
4.00%, 08/01/2049		1,195		1,126
5.00%, 08/01/2038		1,250		1,350
5.00%, 08/01/2040		875		933
5.25%, 08/01/2043		1,045		1,121
5.25%, 08/01/2044		420		448
5.25%, 08/01/2049		2,105		2,208

Total Arizona				275,949

Arkansas – 0.35%
Arkansas Development Finance Authority
3.13%, 07/01/2036		180		147
4.00%, 07/01/2027		220		219
4.50%, 09/01/2049(5)		15,680		14,919
5.00%, 02/01/2028		1,000		1,031
5.00%, 02/01/2030		530		550
5.00%, 02/01/2033		535		550
5.00%, 06/01/2050		3,500		3,705
5.70%, 05/01/2053		3,175		3,298
6.88%, 07/01/2048(5)		7,500		8,182
7.38%, 07/01/2048(5)		8,400		9,260
City of Batesville AR Sales & Use Tax
5.00%, 02/01/2039		1,810		1,867
City of Centerton AR Sales & Use Tax Revenue
4.00%, 11/01/2054		1,625		1,576
4.13%, 11/01/2049		1,400		1,339
City of Little Rock AR
3.63%, 02/01/2045		2,300		2,256
City of Pine Bluff AR
4.50%, 12/20/2029(5)		3,000		3,000
County of Phillips AR Sales & Use Tax Revenue
3.88%, 09/01/2043		415		366
County of Pulaski AR
5.00%, 03/01/2036		1,000		1,086
5.00%, 03/01/2040		500		530
5.00%, 03/01/2042		1,225		1,285
Little Rock School District
2.00%, 02/01/2036		4,275		3,258

Total Arkansas				58,424

California – 6.64%
Alameda Corridor Transportation Authority
0.00%, 10/01/2053		2,620		676
5.00%, 10/01/2036		1,710		1,742
Alisal Union School District
5.25%, 08/01/2042		740		764
Aromas-San Juan Unified School District
0.00%, 08/01/2042		200		148
Bay Area Toll Authority
2.85%, 04/01/2047(1)		940		940
2.95%, 04/01/2047(1)		1,100		1,096
3.28% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056(2)		15,000		14,780
3.32% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(2)		10,000		9,961

	$		$
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
5.00%, 07/01/2033		5,515		5,928
5.00%, 07/01/2037		4,500		4,775
5.25%, 07/01/2042		1,550		1,636
California Community Choice Financing Authority
4.00%, 02/01/2052(1)		1,250		1,249
5.00%, 07/01/2053(1)		12,010		12,571
5.00%, 01/01/2055(1)		58,305		61,157
5.00%, 02/01/2055(1)		1,970		2,098
5.00%, 02/01/2055(1)		5,000		5,336
5.00%, 08/01/2055(1)		11,275		11,898
5.00%, 11/01/2055(1)		18,750		19,633
5.00%, 01/01/2056(1)		3,000		3,254
5.00%, 01/01/2056(1)		9,930		10,431
5.25%, 01/01/2054(1)		21,325		22,283
5.50%, 10/01/2054(1)		4,970		5,353
California County Tobacco Securitization Agency
4.00%, 06/01/2036		275		270
4.00%, 06/01/2037		275		267
5.00%, 06/01/2026		215		219
California Enterprise Development Authority
3.50%, 08/01/2040		1,925		1,759
4.00%, 08/01/2040		4,355		4,221
California Health Facilities Financing Authority
4.00%, 03/01/2033		6,945		6,775
4.00%, 04/01/2035		1,930		1,942
4.00%, 04/01/2045		2,000		1,834
5.00%, 08/15/2034		125		128
5.00%, 10/01/2039(1)		1,025		1,062
5.00%, 11/15/2061(1)		7,820		8,376
5.00%, 11/15/2061(1)		12,540		13,783
California Housing Finance Agency
3.50%, 11/20/2035		7,621		7,278
4.00%, 03/20/2033		434		434
4.38%, 09/20/2036		3,132		3,103
California Infrastructure & Economic Development Bank
1.20%, 12/01/2050(1)		1,250		1,127
3.25%, 08/01/2029		1,580		1,579
5.00%, 07/01/2040		1,000		1,050
5.00%, 07/01/2041		4,150		4,329
5.00%, 07/01/2042		3,800		3,946
5.00%, 07/01/2043		2,850		2,950
5.00%, 07/01/2044		4,000		4,131
5.00%, 11/01/2044		555		568
5.25%, 07/01/2049		9,200		9,371
9.50%, 01/01/2065(1)(5)		51,350		51,320
California Municipal Finance Authority
3.88%, 03/01/2054(1)		2,915		2,873
4.00%, 07/15/2029		6,900		6,829
4.13%, 10/01/2041(1)		6,000		6,005
4.38%, 09/01/2053(1)		1,670		1,699
5.00%, 08/01/2026(1)		4,000		4,024
5.00%, 08/15/2029		1,000		1,048
5.00%, 11/01/2033		765		802
5.00%, 08/15/2034		1,065		1,103
5.00%, 05/15/2042		1,180		1,195
5.25%, 11/01/2034		1,000		1,056
California Pollution Control Financing Authority
4.25%, 12/01/2027		4,500		4,546
California Public Finance Authority
3.13%, 05/15/2029(5)		1,700		1,647
6.38%, 06/01/2059(5)		330		309
California School Finance Authority
4.00%, 11/01/2031(5)		500		492
4.00%, 11/01/2041(5)		980		874
California State Public Works Board
5.00%, 08/01/2033		1,800		1,976
5.00%, 04/01/2045		3,045		3,266
California Statewide Communities Development Authority
1.75%, 09/01/2029		750		666
4.00%, 09/02/2029		300		298
4.00%, 09/02/2031		300		296
4.75%, 09/02/2033		500		501
5.00%, 04/01/2038(1)		3,000		3,247
5.00%, 02/01/2045(3)(4)		307		215
5.00%, 04/01/2046(1)		4,300		4,654
California Statewide Financing Authority
6.00%, 05/01/2043		1,015		1,018
Castaic Lake Water Agency
0.00%, 08/01/2028		2,205		1,991
Central Valley Energy Authority
5.00%, 12/01/2055(1)		25,895		28,024

	$		$
City of Beaumont CA
5.00%, 09/01/2049		1,000		1,021
City of Los Angeles Department of Airports
4.00%, 05/15/2035		685		679
4.00%, 05/15/2036		800		791
4.00%, 05/15/2037		850		836
4.00%, 05/15/2038		460		472
4.00%, 05/15/2038		750		734
4.00%, 05/15/2039		775		751
4.00%, 05/15/2039		11,305		10,959
4.00%, 05/15/2040		750		720
4.00%, 05/15/2041		800		758
4.00%, 05/15/2041		22,000		20,851
5.00%, 05/15/2026		520		529
5.00%, 05/15/2028		1,150		1,200
5.00%, 05/15/2029		9,000		9,477
5.00%, 05/15/2031		2,325		2,409
5.00%, 05/15/2033		1,600		1,701
5.00%, 05/15/2034		130		141
5.00%, 05/15/2034		2,295		2,417
5.00%, 05/15/2035		1,510		1,558
5.00%, 05/15/2035		9,725		9,926
5.00%, 05/15/2036		145		157
5.00%, 05/15/2036		1,310		1,320
5.00%, 05/15/2036		2,515		2,572
5.00%, 05/15/2036		2,585		2,701
5.00%, 05/15/2036		12,320		13,142
5.00%, 05/15/2037		2,000		2,077
5.00%, 05/15/2038		3,705		3,832
5.00%, 05/15/2040		1,095		1,096
5.00%, 05/15/2041		2,255		2,317
5.00%, 05/15/2041		9,890		9,921
5.25%, 05/15/2042		4,105		4,349
5.25%, 05/15/2044		9,350		9,811
5.50%, 05/15/2036		3,500		3,796
City of Rancho Cordova CA
5.00%, 09/01/2035		1,155		1,259
5.00%, 09/01/2036		1,255		1,361
5.00%, 09/01/2037		2,705		2,920
City of Rocklin CA
4.00%, 09/01/2043		1,500		1,462
City of San Mateo CA
5.25%, 09/01/2035		2,930		3,199
Corona Community Facilities District
5.00%, 09/01/2027		100		104
5.25%, 09/01/2034		185		199
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029		150		158
5.00%, 09/01/2031		225		239
5.00%, 09/01/2034		335		352
5.00%, 09/01/2036		560		586
County of Placer CA Community Facilities District
4.00%, 09/01/2046		2,450		2,152
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2041		1,000		1,015
County of San Diego CA
5.00%, 11/01/2030		2,330		2,352
CSCDA Community Improvement Authority
3.00%, 09/01/2056(5)		6,565		4,498
3.25%, 04/01/2057(5)		1,185		862
4.00%, 12/01/2059(5)		255		162
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038		2,500		2,796
Fontana Unified School District
2.38%, 08/01/2044		1,500		1,003
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066		48,125		5,162
Hercules Redevelopment Agency Successor Agency
5.00%, 08/01/2037		2,050		2,233
5.00%, 08/01/2042		630		668
Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033		2,185		2,244
Kern Community College District
5.25%, 08/01/2036		1,150		1,312
Los Angeles Community College District
4.00%, 08/01/2036		10,020		10,061
5.00%, 08/01/2032		5,000		5,734
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035		2,500		2,578
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029		1,200		1,215

	$		$
5.00%, 12/01/2030		2,520		2,549
Los Angeles Department of Water & Power
5.00%, 07/01/2027		260		268
5.00%, 07/01/2027		460		474
5.00%, 07/01/2027		1,210		1,258
5.00%, 07/01/2027		1,455		1,513
5.00%, 07/01/2027		2,255		2,345
5.00%, 07/01/2028		420		443
5.00%, 07/01/2028		1,065		1,104
5.00%, 07/01/2028		1,140		1,203
5.00%, 07/01/2028		1,465		1,547
5.00%, 07/01/2029		125		134
5.00%, 07/01/2029		130		138
5.00%, 07/01/2029		975		1,042
5.00%, 07/01/2029		1,295		1,384
5.00%, 07/01/2029		2,510		2,683
5.00%, 07/01/2029		3,610		3,800
5.00%, 07/01/2030		140		145
5.00%, 07/01/2030		240		259
5.00%, 07/01/2030		890		928
5.00%, 07/01/2031		330		356
5.00%, 07/01/2032		200		206
5.00%, 07/01/2032		205		214
5.00%, 07/01/2032		250		275
5.00%, 07/01/2032		265		275
5.00%, 07/01/2032		790		833
5.00%, 07/01/2032		1,000		1,061
5.00%, 07/01/2032		1,305		1,315
5.00%, 07/01/2032		1,810		1,920
5.00%, 07/01/2032		2,010		2,210
5.00%, 07/01/2033		365		386
5.00%, 07/01/2033		725		762
5.00%, 07/01/2033		1,745		1,820
5.00%, 07/01/2034		130		137
5.00%, 07/01/2034		510		535
5.00%, 07/01/2034		795		811
5.00%, 07/01/2034		745		827
5.00%, 07/01/2034		2,270		2,394
5.00%, 07/01/2035		195		202
5.00%, 07/01/2035		215		216
5.00%, 07/01/2035		525		564
5.00%, 07/01/2036		185		196
5.00%, 07/01/2036		1,000		1,016
5.00%, 07/01/2037		160		165
5.00%, 07/01/2037		465		467
5.00%, 07/01/2037		1,025		1,116
5.00%, 07/01/2037		1,105		1,152
5.00%, 07/01/2037		2,320		2,516
5.00%, 07/01/2038		480		519
5.00%, 07/01/2039		290		306
5.00%, 07/01/2039		1,600		1,675
5.00%, 07/01/2040		870		873
5.00%, 07/01/2040		1,960		2,060
5.00%, 07/01/2043		485		505
5.00%, 07/01/2043		1,315		1,379
5.00%, 07/01/2045		605		629
5.00%, 07/01/2047		4,805		4,838
Los Angeles Department of Water & Power Water System Revenue
3.75%, 07/01/2050(1)		12,500		12,500
4.00%, 07/01/2027		360		367
5.00%, 07/01/2027		590		598
5.00%, 07/01/2028		5,510		5,669
5.00%, 07/01/2033		150		157
5.00%, 07/01/2038		215		233
5.00%, 07/01/2041		785		788
5.00%, 07/01/2043		600		625
5.00%, 07/01/2046		3,000		3,008
Los Angeles Unified School District
4.00%, 07/01/2036		6,190		6,336
5.00%, 07/01/2025		3,115		3,133
5.00%, 07/01/2033		5,450		6,238
5.00%, 07/01/2040		2,345		2,350
5.25%, 07/01/2042		9,000		9,349
Madera Unified School District
4.00%, 08/01/2044		1,250		1,202
Mount Diablo Unified School District
4.00%, 08/01/2026		1,225		1,249
Napa Valley Community College District
4.00%, 08/01/2033		2,500		2,514
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2030		1,700		1,743

	$		$
Northern California Energy Authority
5.00%, 08/01/2027		1,000		1,032
5.00%, 08/01/2029		1,600		1,682
5.00%, 08/01/2030		2,500		2,649
Northern California Gas Authority No 1
3.78% (3 Month Term SOFR + 0.72%), 07/01/2027(2)		2,380		2,378
Oakland Unified School District/Alameda County
4.00%, 08/01/2046		2,815		2,715
Port of Oakland
5.00%, 05/01/2026		5		5
5.00%, 05/01/2026		1,165		1,187
5.00%, 05/01/2028		20		21
5.00%, 05/01/2028		1,855		1,941
5.00%, 05/01/2029		5		5
5.00%, 05/01/2029		1,870		1,976
5.00%, 11/01/2029		1,875		1,990
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039		15,000		16,287
Riverside County Asset Leasing Corp.
0.00%, 06/01/2026		5,000		4,822
Romoland School District
5.00%, 09/01/2043		440		453
Sacramento City Financing Authority
0.00%, 12/01/2029		1,300		1,091
5.00%, 12/01/2033		875		884
Sacramento City Unified School District
5.00%, 07/01/2031		1,740		1,935
San Diego County Regional Airport Authority
5.00%, 07/01/2030		205		218
5.00%, 07/01/2037		6,000		6,266
5.00%, 07/01/2038		6,100		6,340
5.00%, 07/01/2039		1,315		1,381
5.00%, 07/01/2040		1,235		1,291
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2028		17,500		18,307
5.00%, 05/01/2033		40,000		43,179
5.00%, 05/01/2037		945		973
5.00%, 05/01/2039		7,000		7,350
5.00%, 05/01/2041		1,000		1,003
5.25%, 05/01/2040		10,000		10,669
5.25%, 05/01/2043		2,090		2,185
5.25%, 05/01/2044		2,490		2,591
San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2044		635		635
5.25%, 01/15/2049		1,630		1,630
San Joaquin Valley Clean Energy Authority
5.00%, 07/01/2032		1,150		1,218
5.00%, 07/01/2033		1,100		1,164
5.00%, 07/01/2034		1,000		1,062
5.00%, 07/01/2035		1,000		1,072
5.50%, 01/01/2056(1)		12,840		14,324
Santa Clara Unified School District
3.25%, 07/01/2044		3,750		3,156
Southern California Public Power Authority
5.00%, 07/01/2031		3,610		3,940
5.00%, 07/01/2033		4,500		4,977
5.00%, 07/01/2035		2,010		2,203
5.00%, 07/01/2039		735		792
5.00%, 07/01/2043		1,745		1,838
5.00%, 04/01/2055(1)		17,785		18,663
State of California
4.00%, 03/01/2026		375		379
4.00%, 10/01/2026		2,740		2,791
4.00%, 10/01/2033		2,900		3,012
4.00%, 11/01/2036		2,735		2,772
5.00%, 09/01/2026		2,000		2,063
5.00%, 08/01/2029		935		958
5.00%, 09/01/2029		370		380
5.00%, 11/01/2029		3,170		3,318
5.00%, 08/01/2030		3,910		4,058
5.00%, 04/01/2035		980		1,034
5.00%, 09/01/2035		1,365		1,506
5.00%, 08/01/2037		30,000		33,368
5.00%, 10/01/2037		15,000		16,216
5.00%, 09/01/2041		7,200		7,684
5.00%, 09/01/2041		14,000		15,251
5.00%, 10/01/2041		19,860		21,119
5.00%, 09/01/2042		19,300		20,718
State of California Department of Water Resources
5.00%, 12/01/2033		8,530		9,487

	$		$
University of California
5.00%, 05/15/2039		9,975		11,124
5.00%, 05/15/2039		20,000		21,912
5.50%, 05/15/2040		14,250		16,068

Total California				1,107,797

Colorado – 2.35%
Adams & Weld Counties School District No 27J Brighton
5.00%, 12/01/2037		1,100		1,134
5.00%, 12/01/2038		1,500		1,546
Adams 12 Five Star Schools
5.00%, 12/15/2028		2,050		2,120
5.25%, 12/15/2043		3,000		3,300
Adams County School District No 14
5.50%, 12/01/2044		3,120		3,446
Arapahoe County School District No 5 Cherry Creek
2.00%, 12/15/2026		1,500		1,463
2.30%, 12/15/2028		2,500		2,376
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2043		1,750		1,832
Arkansas River Power Authority
5.00%, 10/01/2031		750		767
5.00%, 10/01/2032		2,645		2,700
5.00%, 10/01/2038		4,665		4,720
5.00%, 10/01/2043		5,000		5,015
Baseline Metropolitan District No 1
4.00%, 12/01/2046		705		656
4.25%, 12/01/2054		660		618
5.00%, 12/01/2028		580		612
5.00%, 12/01/2029		1,500		1,600
5.00%, 12/01/2031		1,000		1,084
5.00%, 12/01/2034		2,690		2,894
5.00%, 12/01/2036		1,500		1,604
5.00%, 12/01/2049		1,625		1,682
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J
5.00%, 12/15/2036		1,500		1,556
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2040		800		849
5.00%, 12/01/2041		1,015		1,068
Bromley Park Metropolitan District No 3
5.00%, 12/01/2031		465		501
5.00%, 12/01/2032		520		561
5.00%, 12/01/2033		255		275
5.00%, 12/01/2039		1,500		1,594
Canyons Metropolitan District No 5
5.00%, 12/01/2025		75		76
5.00%, 12/01/2026		565		581
5.00%, 12/01/2027		250		260
5.00%, 12/01/2028		225		238
5.00%, 12/01/2029		200		214
5.00%, 12/01/2030		200		216
5.00%, 12/01/2031		200		218
5.00%, 12/01/2032		240		263
5.00%, 12/01/2049		3,820		3,974
5.25%, 12/01/2059		750		790
Centennial Water & Sanitation District
5.25%, 12/01/2048		1,010		1,042
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027		8,200		8,543
5.00%, 12/01/2029		1,130		1,182
5.00%, 12/01/2031		4,000		4,163
5.00%, 11/15/2032		2,175		2,368
5.00%, 12/01/2037		7,000		7,170
5.50%, 11/15/2031		6,030		6,669
5.50%, 11/15/2032		1,660		1,851
5.50%, 11/15/2033		1,865		2,070
5.50%, 11/15/2042		2,760		2,949
5.75%, 11/15/2034		960		1,082
5.75%, 11/15/2035		890		998
5.75%, 11/15/2040		6,500		7,156
5.75%, 11/15/2041		1,300		1,421
City & County of Denver CO Pledged Excise Tax Revenue
5.00%, 08/01/2044		2,685		2,717
City of Brighton CO Water Activity Revenue
5.00%, 06/01/2052		2,585		2,684
City of Colorado Springs CO Utilities System Revenue
5.25%, 11/15/2054		5,000		5,347
City of Westminster CO Water & Wastewater Utility Revenue
5.00%, 12/01/2049		1,450		1,529
Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2042		1,300		1,392
5.00%, 12/01/2044		1,250		1,326
5.25%, 12/01/2049		2,340		2,514

	$		$
Colorado Educational & Cultural Facilities Authority
4.00%, 06/01/2026		535		537
4.00%, 05/01/2036		75		71
5.00%, 01/15/2044		1,115		1,173
5.00%, 01/15/2049		2,075		2,152
Colorado Health Facilities Authority
2.13%, 05/15/2028		750		728
3.50%, 05/15/2030		1,600		1,520
4.00%, 08/01/2044		1,520		1,395
5.00%, 11/01/2025		1,715		1,735
5.00%, 11/01/2026		1,330		1,372
5.00%, 08/01/2027		1,000		1,047
5.00%, 08/01/2028		1,000		1,064
5.00%, 05/15/2031		1,000		1,100
5.00%, 05/15/2032		1,000		1,111
5.00%, 05/15/2033		2,500		2,755
5.00%, 05/15/2036		5,800		6,304
5.00%, 11/15/2041		2,500		2,523
5.00%, 08/01/2044		4,500		4,542
5.00%, 08/01/2049(1)		1,330		1,350
5.00%, 11/15/2049(1)		2,350		2,421
5.00%, 05/15/2052		9,990		10,290
5.00%, 11/15/2057(1)		23,865		26,160
5.00%, 11/15/2059(1)		4,980		5,341
5.00%, 11/15/2059(1)		5,405		5,917
5.00%, 05/15/2062(1)		3,295		3,375
5.00%, 05/15/2062(1)		4,415		4,664
5.25%, 11/01/2038		1,100		1,185
5.25%, 11/01/2039		1,000		1,072
Colorado Housing & Finance Authority
4.25%, 11/01/2049		245		247
4.25%, 11/01/2049		510		514
4.50%, 10/01/2045		2,350		2,292
5.75%, 11/01/2054		4,000		4,354
Colorado Springs School District No 11 Facilities Corp.
5.25%, 12/15/2048		2,625		2,774
Copperleaf Metropolitan District No 4
4.25%, 12/01/2045		2,350		2,242
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2035		215		229
5.00%, 12/01/2036		240		255
5.00%, 12/01/2037		200		212
5.00%, 12/01/2038		300		317
5.00%, 12/01/2039		250		263
Denver City & County School District No 1
5.00%, 12/01/2042		1,850		1,935
5.25%, 12/01/2037		3,850		4,399
5.25%, 12/01/2039		5,525		6,209
5.25%, 12/01/2040		4,000		4,475
5.25%, 12/01/2042		6,600		7,271
5.50%, 12/01/2046		5,250		5,810
Denver Convention Center Hotel Authority
5.00%, 12/01/2030		1,000		1,001
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2042		12,390		13,322
5.00%, 12/15/2043		10,360		11,085
Durango School District No 9-R
5.25%, 11/01/2043		2,500		2,718
5.25%, 11/01/2044		1,000		1,081
5.25%, 11/01/2049		2,500		2,666
E-470 Public Highway Authority
0.00%, 09/01/2027		1,000		924
3.66% (SOFR + 0.75%), 09/01/2039(2)		10,735		10,743
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033		4,000		4,038
El Paso County School District No 20 Academy
5.25%, 12/15/2049		1,680		1,796
El Paso County School District No 28 Hanover
5.00%, 12/01/2031		690		726
Fiddlers Business Improvement District
5.00%, 12/01/2032(5)		1,190		1,217
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2042		730		761
5.00%, 12/01/2045		1,000		1,027
Ground Water Management Subdistrict of Central Colorado Water Conservancy District
4.00%, 12/01/2040		2,735		2,555
Hunters Overlook Metropolitan District No 5
4.25%, 12/01/2054		1,250		1,183
5.00%, 12/01/2044		1,000		1,048
5.00%, 12/01/2049		1,250		1,300

	$		$
Lanterns Metropolitan District No 1
4.00%, 12/01/2039		1,000		976
Mirabelle Metropolitan District No 2
4.38%, 12/01/2044		1,000		979
5.00%, 12/01/2037		225		241
5.00%, 12/01/2039		705		753
5.00%, 12/01/2040		450		474
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031		490		421
Reata South Metropolitan District
5.38%, 12/01/2037		1,915		1,946
Regional Transportation District
4.00%, 01/15/2033		850		850
4.00%, 07/15/2033		270		269
4.00%, 07/15/2034		750		742
5.00%, 06/01/2031		1,315		1,397
5.00%, 07/15/2032		600		634
5.00%, 06/01/2039		2,500		2,727
Reunion Metropolitan District
3.63%, 12/01/2044		1,598		1,170
Southlands Metropolitan District No 1
3.50%, 12/01/2027		400		394
State of Colorado
4.00%, 12/15/2035		7,400		7,523
4.00%, 12/15/2037		1,800		1,760
5.00%, 03/15/2037		3,000		3,070
5.00%, 11/01/2053		1,800		1,866
5.25%, 03/15/2042		8,000		8,189
6.00%, 12/15/2038		7,700		8,944
6.00%, 12/15/2040		3,630		4,190
6.00%, 12/15/2041		3,370		3,854
STC Metropolitan District No 2
3.00%, 12/01/2025		5		5
Town of Gypsum CO Sewer Revenue
5.00%, 12/01/2054		2,000		2,078
University of Colorado
2.00%, 06/01/2051(1)		1,310		1,279
2.00%, 06/01/2051(1)		1,545		1,532
5.00%, 06/01/2036		4,820		5,474
5.00%, 06/01/2047		500		512
Vauxmont Metropolitan District
5.00%, 12/01/2025		180		182
5.00%, 12/15/2025		85		86
5.00%, 12/01/2026		195		201
5.00%, 12/01/2027		205		214
5.00%, 12/01/2028		210		222
5.00%, 12/15/2028		130		134
5.00%, 12/01/2029		210		224
5.00%, 12/15/2029		5		5
5.00%, 12/15/2030		125		129
5.00%, 12/01/2031		230		245
5.00%, 12/01/2032		250		266
5.00%, 12/01/2035		100		105
VDW Metropolitan District No 2
4.00%, 12/01/2045		885		794
Waterstone Metropolitan District No 1
5.25%, 12/01/2040		500		531
5.25%, 12/01/2045		500		517
Weld County School District No RE-2 Eaton
5.00%, 12/01/2037		2,280		2,407
Weld County School District No RE-9 Ault-Highland
5.25%, 12/01/2049		4,500		4,828

Total Colorado				391,808

Connecticut – 2.02%
City of Ansonia CT
4.13%, 12/01/2034		1,250		1,244
City of Bridgeport CT
4.00%, 09/01/2042		995		961
5.00%, 09/15/2029		2,600		2,802
5.00%, 09/15/2030		2,250		2,423
City of Hartford CT
5.00%, 07/15/2026		2,430		2,444
City of New Britain CT
5.00%, 03/01/2027		1,260		1,303
5.00%, 03/01/2028		1,490		1,543
5.00%, 03/01/2033		1,900		1,951
City of New Haven CT
4.00%, 08/01/2037		1,000		975
5.00%, 08/15/2029		2,000		2,046
5.00%, 08/15/2031		1,000		1,020
Connecticut Housing Finance Authority
3.00%, 11/15/2050		3,625		3,571

	$		$
3.00%, 05/15/2051		5,540		5,438
4.40%, 05/15/2066(1)		6,355		6,364
5.00%, 05/15/2025		1,995		2,000
5.00%, 11/15/2025		1,270		1,287
5.00%, 05/15/2026		1,290		1,321
5.00%, 11/15/2026		600		621
5.00%, 05/15/2027		675		703
5.00%, 11/15/2027		550		578
5.00%, 05/15/2028		700		739
5.00%, 11/15/2028		750		798
5.00%, 05/15/2029		720		769
5.00%, 11/15/2029		1,000		1,074
Connecticut State Health & Educational Facilities Authority
2.00%, 07/01/2042(1)		2,100		2,070
2.95%, 07/01/2049(1)		6,570		6,551
3.20%, 07/01/2037(1)		5,365		5,366
4.00%, 07/01/2032		250		256
4.00%, 07/01/2033		265		270
4.00%, 07/01/2034		275		278
4.00%, 07/01/2035		250		251
4.00%, 07/01/2036		200		200
4.00%, 07/01/2046		880		783
5.00%, 07/01/2025(5)		435		434
5.00%, 11/01/2028		1,245		1,330
5.00%, 07/01/2029		150		160
5.00%, 07/01/2029(5)		440		429
5.00%, 07/01/2029		1,000		1,050
5.00%, 07/01/2030		175		188
5.00%, 07/01/2031		250		271
5.00%, 07/01/2032		700		747
5.00%, 07/01/2032		2,000		2,111
5.00%, 07/01/2033		235		255
5.00%, 07/01/2033		600		639
5.00%, 07/01/2033		2,730		2,930
5.00%, 07/01/2034		320		346
5.00%, 07/01/2034		700		743
5.00%, 07/01/2035		350		377
5.00%, 07/01/2035		950		1,005
5.00%, 07/01/2036		360		386
5.00%, 07/01/2036		1,000		1,055
5.00%, 07/01/2037		390		417
5.00%, 07/01/2039(5)		1,500		1,461
5.00%, 07/01/2039		3,275		3,461
5.00%, 07/01/2049(5)		1,550		1,249
5.00%, 07/01/2049(1)		29,685		31,679
5.00%, 07/01/2053(1)		2,625		2,689
Metropolitan District
4.00%, 09/01/2037		3,980		4,036
4.00%, 09/01/2038		3,000		3,023
New Canaan Housing Authority
4.00%, 12/01/2034		1,500		1,477
Stamford Housing Authority
4.25%, 10/01/2030		5,000		5,008
State of Connecticut
3.00%, 01/15/2032		3,030		2,892
3.00%, 01/15/2039		1,475		1,244
4.00%, 01/15/2036		2,605		2,638
4.00%, 01/15/2039		2,450		2,437
4.00%, 01/15/2039		5,000		5,029
5.00%, 01/15/2026		850		865
5.00%, 04/15/2026		1,500		1,535
5.00%, 08/01/2026		2,800		2,884
5.00%, 08/01/2027		2,315		2,429
5.00%, 09/15/2027		1,000		1,052
5.00%, 04/15/2030		565		607
5.00%, 04/15/2031		3,000		3,157
5.00%, 06/15/2032		500		559
5.00%, 06/15/2032		710		712
5.00%, 09/15/2032		325		364
5.00%, 09/15/2033		4,500		4,750
5.00%, 04/15/2034		645		684
5.00%, 04/15/2035		225		238
5.00%, 04/15/2035		4,895		5,102
5.00%, 06/15/2035		300		329
5.00%, 06/15/2035		2,500		2,610
5.00%, 09/15/2035		2,000		2,093
5.00%, 04/15/2036		2,300		2,426
5.00%, 11/15/2036		13,250		14,804
5.00%, 06/15/2038		700		754
5.00%, 01/15/2040		8,325		8,714
5.00%, 01/15/2041		2,050		2,151

	$		$
5.00%, 11/15/2041		1,150		1,245
5.00%, 01/15/2042		8,780		9,237
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036		1,220		1,235
4.00%, 05/01/2038		830		834
4.00%, 05/01/2039		3,680		3,684
4.00%, 05/01/2040		7,545		7,495
4.00%, 11/01/2040		4,240		4,212
5.00%, 07/01/2029		10,000		10,825
5.00%, 10/01/2031		6,440		6,816
5.00%, 05/01/2034		3,400		3,663
5.00%, 05/01/2034		8,900		9,706
5.00%, 07/01/2034		5,000		5,670
5.00%, 05/01/2035		2,800		3,039
5.00%, 07/01/2035		3,180		3,603
5.00%, 07/01/2037		1,205		1,341
5.00%, 01/01/2038		1,500		1,547
5.00%, 07/01/2038		6,500		7,045
5.00%, 07/01/2039		6,000		6,474
5.00%, 05/01/2041		5,515		5,796
5.00%, 07/01/2042		19,150		20,554
5.25%, 07/01/2040		3,500		3,817
5.25%, 07/01/2042		2,500		2,696
Town of Stratford CT
4.00%, 01/01/2038		1,920		1,915
University of Connecticut
5.00%, 11/01/2028		1,290		1,382
5.00%, 05/01/2042		5,000		5,345
5.25%, 11/15/2034		3,705		3,925
Waterbury Housing Authority
4.50%, 02/01/2042		2,500		2,460

Total Connecticut				337,576

Delaware – 0.25%
Delaware River & Bay Authority
4.00%, 01/01/2042		185		181
5.00%, 01/01/2029		350		376
5.00%, 01/01/2032		500		557
5.00%, 01/01/2035		350		384
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)		1,130		1,121
Delaware State Housing Authority
5.50%, 07/01/2055		8,195		8,777
5.75%, 01/01/2055		7,590		8,170
5.75%, 01/01/2056		6,000		6,516
6.00%, 01/01/2055		3,510		3,827
6.00%, 01/01/2055		4,450		4,841
Delaware Transportation Authority
5.00%, 07/01/2032		3,210		3,500
5.00%, 09/01/2035		1,000		1,074
State of Delaware
3.50%, 03/01/2033		1,150		1,143
5.00%, 02/01/2033		1,000		1,046
Town of Bridgeville DE
5.25%, 07/01/2044(5)		875		887

Total Delaware				42,400

District of Columbia – 1.48%
District of Columbia
3.55%, 08/15/2038(1)		7,280		7,280
4.00%, 02/01/2037		2,860		2,895
5.00%, 06/01/2031		10,500		10,889
5.00%, 06/01/2034		2,100		2,167
5.00%, 04/01/2036		935		951
5.00%, 10/15/2036		5,735		6,023
5.00%, 07/01/2037		800		815
5.00%, 02/01/2041		5,000		5,256
5.00%, 06/01/2042		2,000		2,034
5.00%, 06/01/2043		1,125		1,149
District of Columbia Housing Finance Agency
5.00%, 07/01/2026(1)		10,000		10,041
5.00%, 12/01/2026(1)		3,725		3,766
5.00%, 03/01/2028		1,500		1,569
5.00%, 10/01/2041(1)		5,500		5,597
District of Columbia Income Tax Revenue
5.00%, 10/01/2029		5,000		5,424
5.00%, 12/01/2033		5,270		5,875
5.50%, 07/01/2047		10,000		10,748
District of Columbia Water & Sewer Authority
3.00%, 10/01/2057(1)		3,715		3,682
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037		570		555
4.00%, 10/01/2038		635		615

	$		$
5.00%, 10/01/2025		1,185		1,198
5.00%, 10/01/2025		5,500		5,548
5.00%, 10/01/2026		13,500		13,849
5.00%, 10/01/2027		500		520
5.00%, 10/01/2028		4,150		4,357
5.00%, 10/01/2028		24,875		26,115
5.00%, 10/01/2029		4,155		4,338
5.00%, 10/01/2029		5,325		5,621
5.00%, 10/01/2030		2,530		2,688
5.00%, 10/01/2030		7,500		7,967
5.00%, 10/01/2031		4,305		4,599
5.00%, 10/01/2032		5,000		5,076
5.00%, 10/01/2032		5,000		5,179
5.00%, 10/01/2032		11,490		12,214
5.00%, 10/01/2033		6,230		6,581
5.00%, 10/01/2033		12,925		13,822
5.00%, 10/01/2034		1,520		1,599
5.00%, 10/01/2034		5,100		5,399
5.00%, 10/01/2035		1,350		1,414
5.00%, 10/01/2036		1,075		1,123
5.00%, 10/01/2037		1,000		1,017
5.00%, 10/01/2038		1,855		1,938
5.00%, 10/01/2039		3,130		3,268
5.00%, 10/01/2042		3,000		3,086
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032		3,145		2,385
4.00%, 10/01/2038		415		401
5.00%, 10/01/2034		1,500		1,567
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032		1,255		1,298
5.00%, 07/01/2036		1,690		1,737
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2036		2,550		2,796
5.00%, 07/15/2037		2,300		2,455
5.00%, 07/15/2038		1,785		1,937
5.00%, 07/15/2039		1,445		1,558
5.00%, 07/15/2041		4,950		5,209

Total District of Columbia				247,190

Florida – 5.15%
Alachua County School Board
5.00%, 07/01/2027		1,155		1,206
Antillia Community Development District
5.60%, 05/01/2044		710		712
Artisan Lakes East Community Development District
2.75%, 05/01/2031		250		229
2.75%, 05/01/2031(5)		270		247
Astonia Community Development District
2.50%, 05/01/2026(5)		125		123
3.00%, 05/01/2031(5)		205		191
Ave Maria Stewardship Community District
2.88%, 05/01/2027		805		789
4.00%, 05/01/2042		2,500		2,172
4.50%, 05/01/2033(5)		570		572
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026		60		59
2.88%, 05/01/2031		250		228
5.00%, 05/01/2042		1,920		1,908
5.00%, 05/01/2044(5)		1,375		1,345
5.00%, 05/01/2053		1,440		1,397
Berry Bay Community Development District
2.63%, 05/01/2026		100		98
Brevard County Health Facilities Authority
5.00%, 04/01/2037		2,285		2,472
5.00%, 04/01/2040		5,000		5,274
Brevard County Housing Finance Authority
3.30%, 02/01/2028(1)		1,771		1,773
4.45%, 01/01/2040		1,800		1,792
Capital Projects Finance Authority
5.00%, 10/01/2025		2,630		2,647
5.00%, 10/01/2027		1,750		1,803
Capital Trust Agency, Inc.
4.50%, 07/01/2029(5)		1,000		985
5.00%, 12/15/2039		1,270		1,256
5.35%, 07/01/2029		210		210
Capital Trust Authority
5.00%, 06/01/2039(5)		1,010		1,013
Celebration Community Development District
2.75%, 05/01/2031		120		112
Central Florida Expressway Authority
4.00%, 07/01/2039		1,525		1,534
5.00%, 07/01/2026		1,375		1,413

	$		$
5.00%, 07/01/2034		10,000		11,305
5.00%, 07/01/2035		5,000		5,282
CFM Community Development District
2.88%, 05/01/2031		420		383
Charles Cove Community Development District
3.00%, 05/01/2031		280		260
City of Cape Coral FL Water & Sewer Revenue
5.65%, 03/01/2054		5,000		5,373
City of Daytona Beach FL
5.50%, 09/01/2054		6,530		7,043
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038		2,400		2,406
5.00%, 09/01/2040		1,000		1,079
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044		15		16
5.00%, 10/01/2044		3,485		3,602
City of Jacksonville FL
5.00%, 10/01/2026		475		490
5.00%, 10/01/2027		380		399
5.00%, 08/15/2028		3,045		3,229
5.00%, 10/01/2028		755		806
5.00%, 08/15/2029		2,500		2,685
5.00%, 10/01/2029		655		709
5.00%, 08/15/2030		1,700		1,815
5.00%, 10/01/2030		615		674
5.00%, 08/15/2031		2,250		2,391
5.00%, 08/15/2032		1,200		1,270
5.00%, 10/01/2032		565		631
5.00%, 08/15/2033		1,200		1,265
City of Miami Beach FL
5.00%, 09/01/2045		1,650		1,657
City of Orlando FL
5.00%, 10/01/2031		1,120		1,191
5.00%, 10/01/2032		1,300		1,339
5.00%, 10/01/2032		1,680		1,783
5.00%, 10/01/2035		1,200		1,265
5.00%, 10/01/2036		1,000		1,052
City of Orlando FL Reclamation System Revenue
5.00%, 10/01/2040		4,615		5,064
5.00%, 10/01/2041		2,500		2,719
5.00%, 10/01/2042		2,600		2,810
City of Palmetto FL
4.25%, 06/01/2027		160		161
5.00%, 06/01/2032		400		415
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2025		700		704
City of Tallahassee FL
5.00%, 12/01/2026		1,380		1,392
City of Tallahassee FL Utility System Revenue
5.00%, 10/01/2048		3,065		3,202
City of Tampa FL
5.00%, 07/01/2037		1,785		1,804
5.25%, 05/01/2043		2,000		2,061
5.25%, 05/01/2046		2,985		3,056
Cobblestone Community Development District
3.40%, 05/01/2027		45		44
Collier County Educational Facilities Authority
5.50%, 06/01/2033		2,625		2,721
Collier County Industrial Development Authority
5.00%, 10/01/2054(1)		845		908
5.00%, 10/01/2054(1)		1,470		1,557
Collier County Water-Sewer District
4.00%, 07/01/2040		4,095		4,046
Cordova Palms Community Development District
2.40%, 05/01/2026		55		54
2.80%, 05/01/2031		150		136
4.50%, 05/01/2027		115		116
5.10%, 05/01/2032		170		174
5.30%, 05/01/2032		55		56
County of Brevard FL
5.50%, 09/01/2048		6,615		7,048
County of Broward FL Airport System Revenue
5.00%, 10/01/2025		2,125		2,145
5.00%, 10/01/2026		1,000		1,025
5.00%, 10/01/2026		3,665		3,757
5.00%, 10/01/2027		1,650		1,716
5.00%, 10/01/2027		3,500		3,640
5.00%, 10/01/2028		1,500		1,571
5.00%, 10/01/2029		500		503
5.00%, 10/01/2029		1,150		1,216
5.00%, 10/01/2030		405		417

	$		$
5.00%, 10/01/2031		1,000		1,005
5.00%, 10/01/2031		1,525		1,599
5.00%, 10/01/2036		1,500		1,529
5.00%, 10/01/2038		1,420		1,455
5.00%, 10/01/2040		12,425		12,448
County of Broward FL Port Facilities Revenue
5.00%, 09/01/2030		310		332
5.00%, 09/01/2032		265		281
5.00%, 09/01/2035		2,000		2,066
5.00%, 09/01/2044		2,845		2,908
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039		4,500		4,493
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026		1,170		1,206
5.00%, 10/01/2030		1,680		1,810
5.00%, 10/01/2031		1,375		1,471
5.00%, 10/01/2035		1,805		1,915
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025		1,800		1,823
County of Lee FL Airport Revenue
5.00%, 10/01/2039		7,240		7,461
5.25%, 10/01/2042		3,970		4,195
5.25%, 10/01/2043		4,935		5,190
5.25%, 10/01/2044		4,065		4,256
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025		3,045		3,060
County of Miami-Dade FL
0.00%, 10/01/2034		3,000		2,074
0.00%, 10/01/2035		4,010		2,642
5.00%, 10/01/2035		230		235
5.00%, 04/01/2046		5,845		6,094
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034		1,600		1,629
4.00%, 10/01/2038		1,900		1,909
4.00%, 10/01/2040		1,450		1,427
5.00%, 10/01/2030		250		272
5.00%, 10/01/2032		50,000		53,739
5.00%, 10/01/2033		23,900		25,667
5.00%, 10/01/2034		13,000		13,971
5.00%, 10/01/2036		1,000		1,057
5.00%, 10/01/2038		3,890		3,972
5.00%, 10/01/2040		21,940		22,213
County of Miami-Dade FL Transit System
5.00%, 07/01/2044		9,540		9,992
5.00%, 07/01/2049		1,825		1,880
County of Miami-Dade FL Water & Sewer System Revenue
3.00%, 10/01/2036		1,600		1,439
County of Miami-Dade Seaport Department
4.00%, 10/01/2038		1,000		994
4.00%, 10/01/2041		10,000		9,385
County of Palm Beach FL Airport System Revenue
5.00%, 10/01/2037		1,000		1,057
5.25%, 10/01/2040		140		150
5.25%, 10/01/2041		825		878
5.25%, 10/01/2043		1,000		1,052
5.25%, 10/01/2044		1,000		1,047
County of Pasco FL
5.25%, 09/01/2032		550		609
5.25%, 09/01/2033		750		830
5.25%, 09/01/2034		675		742
5.25%, 09/01/2035		585		642
5.50%, 09/01/2037		1,550		1,713
5.50%, 09/01/2038		2,820		3,089
5.50%, 09/01/2039		500		544
5.50%, 09/01/2040		1,250		1,355
County of Pasco FL Second Local Option Fuel Tax Revenue
5.00%, 10/01/2046		12,065		12,320
Creek Preserve Community Development District
4.25%, 11/01/2030(5)		685		683
Duval County Public Schools
5.00%, 07/01/2032		5,500		5,912
5.00%, 07/01/2033		5,860		6,277
5.00%, 07/01/2034		8,350		8,917
5.00%, 07/01/2035		11,000		11,725
East Nassau Stewardship District
3.00%, 05/01/2031		235		216
5.25%, 05/01/2029		750		746
Elevation Pointe Community Development District
3.90%, 05/01/2027		50		50
4.13%, 05/01/2032		250		245
4.40%, 05/01/2032		1,100		1,086

	$		$
Entrada Community Development District
2.13%, 05/01/2026(5)		190		186
Epperson North Community Development District
2.50%, 05/01/2026		40		39
3.00%, 05/01/2031		140		129
3.10%, 11/01/2031		185		170
Escambia County Health Facilities Authority
4.00%, 08/15/2045		1,305		1,159
Esplanade Lake Club Community Development District
3.25%, 11/01/2025		100		100
Florida Department of Management Services
3.00%, 11/01/2035		1,810		1,608
Florida Development Finance Corp.
3.00%, 07/01/2031(5)		275		259
3.00%, 06/01/2032		795		716
4.00%, 06/01/2026(5)		110		110
4.00%, 12/15/2029(5)		795		789
4.00%, 07/01/2031		170		169
4.38%, 10/01/2054(1)(5)		1,835		1,836
5.00%, 05/01/2029(5)		2,915		2,955
5.00%, 06/01/2031(5)		140		143
5.00%, 06/15/2032		545		555
5.00%, 02/01/2033		1,000		1,042
5.00%, 06/01/2035(5)		125		126
5.00%, 07/01/2035		1,085		1,102
5.00%, 02/01/2037		1,750		1,795
5.00%, 06/15/2038		860		866
5.00%, 07/01/2041		2,670		2,595
5.00%, 07/01/2044		2,715		2,724
5.00%, 06/15/2056		2,570		2,468
5.00%, 08/01/2056(1)		6,185		6,575
5.25%, 06/15/2029(5)		700		702
8.25%, 07/01/2057(1)(5)		400		415
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029		1,000		1,042
5.00%, 10/01/2033		1,000		1,025
Florida Housing Finance Corp.
3.30%, 07/01/2058(1)		4,000		3,995
3.50%, 11/01/2042(1)		1,000		1,003
3.50%, 07/01/2051		1,470		1,464
4.50%, 05/01/2026(1)		9,742		9,750
6.25%, 07/01/2055		5,000		5,521
Florida Municipal Power Agency
3.00%, 10/01/2032		1,000		923
5.00%, 10/01/2025		3,475		3,511
Fort Pierce Utilities Authority
5.00%, 10/01/2031		200		218
5.00%, 10/01/2032		150		164
5.00%, 10/01/2033		200		218
5.00%, 10/01/2035		250		269
Greater Orlando Aviation Authority
5.00%, 10/01/2029		4,420		4,607
5.00%, 10/01/2031		2,000		2,013
5.00%, 10/01/2033		5,020		5,048
5.00%, 10/01/2034		3,500		3,770
5.00%, 10/01/2034		11,000		11,437
5.00%, 10/01/2035		580		621
5.00%, 10/01/2038		2,820		2,963
5.00%, 10/01/2038		5,500		5,637
5.00%, 10/01/2038		5,510		5,829
5.00%, 10/01/2039		2,950		3,080
5.00%, 10/01/2039		5,785		6,082
5.25%, 10/01/2040		2,415		2,587
5.25%, 10/01/2041		6,730		7,161
5.25%, 10/01/2042		5,200		5,495
Highlands County Health Facilities Authority
5.00%, 11/15/2059(1)		4,435		4,858
Hillsborough County Aviation Authority
5.00%, 10/01/2025		2,300		2,321
5.00%, 10/01/2032		375		395
5.00%, 10/01/2033		465		488
5.00%, 10/01/2034		2,150		2,251
5.00%, 10/01/2034		4,495		4,842
5.00%, 10/01/2035		1,620		1,733
5.00%, 10/01/2035		2,275		2,376
5.00%, 10/01/2036		1,525		1,623
5.00%, 10/01/2036		2,650		2,761
5.00%, 10/01/2037		700		717
5.00%, 10/01/2037		1,705		1,803
5.00%, 10/01/2038		1,875		1,970

	$		$
Hillsborough County Housing Finance Authority
4.55%, 02/01/2042		5,000		4,956
Hillsborough County Industrial Development Authority
5.00%, 11/15/2034		15,850		17,714
Hillsborough County Port District
5.00%, 06/01/2038		4,715		4,802
Hillsborough County School Board
5.00%, 07/01/2029		1,795		1,924
Hilltop Point Community Development District
5.00%, 05/01/2033		200		201
Hyde Park Community Development District No 1
3.25%, 05/01/2027		260		256
3.60%, 05/01/2032		505		476
JEA Electric System Revenue
4.00%, 10/01/2038		10,830		10,630
4.00%, 10/01/2039		10,550		10,280
5.00%, 10/01/2026		1,120		1,156
5.00%, 10/01/2033		2,130		2,283
5.00%, 10/01/2034		1,215		1,297
JEA Water & Sewer System Revenue
5.25%, 10/01/2049		6,655		7,105
Lakes of Sarasota Community Development District
3.63%, 05/01/2031		130		125
3.88%, 05/01/2031		185		181
4.13%, 05/01/2031		845		833
Lakewood Ranch Stewardship District
2.30%, 05/01/2026		95		93
2.50%, 05/01/2025(5)		135		135
2.63%, 05/01/2031		300		272
3.13%, 05/01/2030(5)		310		294
3.13%, 05/01/2041		645		516
5.30%, 05/01/2044		485		486
Laurel Road Community Development District
3.00%, 05/01/2031		350		319
3.13%, 05/01/2031		695		637
Lee County Industrial Development Authority
5.00%, 04/01/2033(1)		5,350		5,394
5.00%, 04/01/2035		6,575		6,844
5.00%, 04/01/2037		2,060		2,131
5.00%, 11/15/2039		1,850		1,895
Lee County School Board
5.00%, 08/01/2028		3,275		3,487
Live Oak Lake Community Development District
3.80%, 05/01/2030		1,745		1,671
LT Ranch Community Development District
3.00%, 05/01/2025		100		100
5.50%, 05/01/2044		1,000		1,008
Manatee County School District
5.00%, 10/01/2025		520		526
Meadow View at Twin Creeks Community Development District
3.00%, 05/01/2031		310		284
Miami-Dade County Expressway Authority
5.00%, 07/01/2030		1,225		1,248
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025		110		111
5.00%, 08/01/2026		155		158
5.00%, 08/01/2027		345		360
5.00%, 08/01/2028		400		415
5.00%, 08/01/2028		460		487
5.00%, 08/01/2029		480		497
5.00%, 08/01/2030		680		702
5.00%, 08/01/2030		1,050		1,134
5.00%, 08/01/2032		750		770
5.00%, 08/01/2037		1,000		1,018
Miami-Dade County Housing Finance Authority
3.55%, 03/01/2029(1)		3,000		3,023
4.88%, 03/01/2046		4,000		3,992
Mid-Bay Bridge Authority
5.00%, 10/01/2040		1,375		1,378
Middleton Community Development District A
3.70%, 05/01/2029		1,335		1,325
Midtown Miami Community Development District
5.00%, 05/01/2037		965		965
Mirada II Community Development District
2.50%, 05/01/2026		205		201
Monroe County School District
5.00%, 06/01/2035		500		515
North AR-1 Pasco Community Development District
2.63%, 05/01/2026		105		103
Orange County Convention Center/Orlando
5.00%, 10/01/2028		1,485		1,581

	$		$
Orange County School Board
5.00%, 08/01/2029		1,000		1,007
5.00%, 08/01/2033		1,740		1,788
5.00%, 08/01/2034		3,375		3,467
Orlando Utilities Commission
1.25%, 10/01/2046(1)		1,190		1,066
5.00%, 10/01/2041		1,725		1,879
5.00%, 10/01/2042		1,835		1,974
Osceola County Housing Finance Authority
3.40%, 04/01/2028(1)		5,345		5,355
Palm Beach County Health Facilities Authority
4.00%, 06/01/2026		150		150
4.00%, 06/01/2031		625		610
5.00%, 05/15/2028		1,920		1,921
Palm Beach County Housing Finance Authority
5.00%, 02/01/2027(1)		4,285		4,347
Palm Beach County School District
5.00%, 08/01/2026		1,065		1,097
5.00%, 08/01/2026		3,750		3,862
5.00%, 08/01/2030		4,520		4,545
5.00%, 08/01/2032		3,000		3,015
5.00%, 08/01/2038		1,280		1,368
5.00%, 08/01/2039		2,560		2,721
5.25%, 08/01/2038		6,500		7,081
Palm Coast Park Community Development District
4.63%, 05/01/2032		500		504
Pasco County School Board
5.00%, 08/01/2033		1,000		1,079
Pine Isle Community Development District
3.00%, 12/15/2031(5)		100		95
Poitras East Community Development District
4.00%, 05/01/2028		900		901
Portico Community Development District
2.80%, 05/01/2025		210		210
Preston Cove Community Development District
3.25%, 05/01/2027		100		98
3.60%, 05/01/2032		340		319
Putnam County Development Authority
5.00%, 03/15/2042		2,500		2,532
Reunion East Community Development District
2.40%, 05/01/2026		75		74
2.85%, 05/01/2031		640		585
Reunion West Community Development District
3.00%, 05/01/2036		450		392
Ridge at Apopka Community Development District
4.75%, 05/01/2027		160		161
River Hall Community Development District
3.00%, 05/01/2031		250		230
Rivers Edge II Community Development District
2.40%, 05/01/2026		195		191
3.00%, 05/01/2031		285		262
Rolling Hills Community Development District
3.13%, 05/01/2027		195		191
3.65%, 05/01/2032		300		282
3.75%, 05/01/2042		485		402
Saltleaf Community Development District
4.75%, 05/01/2031		420		419
Sawyers Landing Community Development District
3.25%, 05/01/2026		300		297
School Board of Miami-Dade County
5.00%, 05/01/2025		3,000		3,004
5.00%, 05/01/2026		1,000		1,002
5.00%, 05/01/2028		2,785		2,790
5.00%, 02/01/2030		500		507
School District of Broward County
5.00%, 07/01/2033		5,000		5,378
5.00%, 07/01/2038		6,410		6,840
5.00%, 07/01/2045		12,400		13,016
Seminole Improvement District
4.40%, 10/01/2027		150		150
5.00%, 10/01/2032		250		254
5.30%, 10/01/2037		500		509
Somerset Community Development District
4.00%, 05/01/2025		210		210
4.00%, 05/01/2032		570		550
Southern Groves Community Development District No 5
2.80%, 05/01/2031		200		187
4.55%, 05/01/2031		1,185		1,194
5.45%, 05/01/2044		1,245		1,277
St Johns County Industrial Development Authority
4.00%, 12/15/2025		170		169
4.00%, 12/15/2026		185		182

	$		$
4.00%, 12/15/2027		215		210
St Johns County School Board
5.00%, 07/01/2029		1,250		1,342
5.00%, 07/01/2030		1,500		1,619
5.00%, 07/01/2031		1,000		1,075
State of Florida
5.00%, 06/01/2026		12,080		12,398
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035		1,530		1,388
4.00%, 07/01/2039		3,625		3,628
5.00%, 07/01/2036		7,370		8,405
Stillwater Community Development District
2.38%, 06/15/2026(5)		125		122
Sunbridge Stewardship District
5.20%, 05/01/2042		500		502
Tampa Bay Water
5.00%, 10/01/2042		1,875		1,998
5.00%, 10/01/2043		2,000		2,122
5.00%, 10/01/2044		3,345		3,540
5.00%, 10/01/2049		5,000		5,239
Tampa-Hillsborough County Expressway Authority
5.00%, 07/01/2048		5,145		5,202
Tolomato Community Development District
2.10%, 05/01/2025		1,340		1,338
2.80%, 05/01/2027		1,240		1,214
2.88%, 05/01/2027		105		103
3.00%, 05/01/2032		1,500		1,376
4.10%, 05/01/2031		785		773
Tradition Community Development District No 9
2.30%, 05/01/2026		195		191
2.70%, 05/01/2031		270		244
Two Lakes Community Development District
5.00%, 05/01/2044		600		609
Two Rivers North Community Development District
4.63%, 05/01/2027		80		80
4.88%, 05/01/2032		250		252
V-Dana Community Development District
2.60%, 05/01/2026		65		64
3.13%, 05/01/2031		125		117
Verano No 3 Community Development District
2.38%, 05/01/2026		40		39
3.00%, 05/01/2031		120		110
Viera Stewardship District
2.30%, 05/01/2026		160		157
2.80%, 05/01/2031		465		420
4.60%, 05/01/2033		1,770		1,786
Village Community Development District No 13
2.55%, 05/01/2031		1,175		1,073
Village Community Development District No 15
4.00%, 05/01/2034(5)		1,030		1,013
4.20%, 05/01/2039(5)		1,000		972
4.38%, 05/01/2033(5)		485		492
Volusia County Educational Facility Authority
4.00%, 10/15/2037		740		735
5.00%, 10/15/2031		300		310
Watergrass Community Development District II
2.00%, 05/01/2026		120		117
2.50%, 05/01/2031		310		276
West Villages Improvement District
4.50%, 05/01/2031		495		495
5.38%, 05/01/2044		745		741
Westside Haines City Community Development District
2.50%, 05/01/2026		65		64
3.00%, 05/01/2031		215		200
Wildwood Utility Dependent District
5.50%, 10/01/2048		1,910		2,060
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027		165		160
3.63%, 05/01/2032		695		640
Wiregrass II Community Development District
4.50%, 05/01/2027		45		45
4.80%, 05/01/2032		240		241

Total Florida				860,368

Georgia – 3.40%
Athens-Clarke County Unified Government Development Authority
3.00%, 06/15/2038		925		805
3.00%, 06/15/2038		1,350		1,194

	$		$
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(5)		930		924
2.88%, 07/01/2031(5)		2,080		1,957
Atlanta Urban Residential Finance Authority
3.40%, 02/01/2029(1)		2,500		2,509
3.45%, 02/01/2029(1)		2,850		2,854
5.00%, 05/01/2028(1)		6,860		7,100
Bartow County Development Authority
3.95%, 12/01/2032(1)		8,030		8,194
Brookhaven Development Authority
5.00%, 07/01/2025		1,400		1,407
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038		255		247
5.00%, 07/01/2026		580		593
5.00%, 07/01/2026		1,210		1,244
5.00%, 07/01/2027		2,635		2,757
5.00%, 07/01/2032		250		266
5.00%, 07/01/2033		350		370
5.00%, 07/01/2033		2,000		2,139
5.00%, 07/01/2034		250		264
5.00%, 07/01/2034		1,300		1,385
5.00%, 07/01/2035		350		368
5.00%, 07/01/2036		350		367
5.00%, 07/01/2037		385		402
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2036		5,500		6,130
5.00%, 11/01/2040		9,830		9,837
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)		2,700		2,844
5.00%, 07/01/2054(1)		3,330		3,380
Decatur Housing Authority
3.60%, 08/01/2028(1)		1,150		1,159
DeKalb County Housing Authority
4.00%, 03/01/2034		1,280		1,253
4.13%, 12/01/2034		3,500		3,416
DeKalb Private Hospital Authority
5.00%, 07/01/2027		1,235		1,292
Development Authority for Fulton County
5.00%, 06/15/2044		580		594
Development Authority of Burke County
2.88%, 12/01/2049(1)		5,640		5,614
3.30%, 12/01/2049(1)		4,050		4,024
3.38%, 11/01/2053(1)		7,050		7,066
3.60%, 01/01/2040(1)		14,000		13,944
3.60%, 11/01/2045(1)		6,960		6,935
3.80%, 10/01/2032(1)		5,555		5,598
Development Authority of Monroe County
2.25%, 07/01/2025		505		503
3.88%, 10/01/2048(1)		4,815		4,847
Gainesville & Hall County Hospital Authority
5.00%, 10/15/2030		3,500		3,806
5.00%, 02/15/2035		1,910		1,951
George L Smith II Congress Center Authority
2.38%, 01/01/2031		1,250		1,139
4.00%, 01/01/2036		2,000		1,979
Georgia Housing & Finance Authority
2.95%, 12/01/2039		1,000		826
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036		2,000		1,850
4.00%, 08/01/2037		750		685
Homerville Housing Authority
3.45%, 01/01/2028(1)		1,105		1,109
Main Street Natural Gas, Inc.
4.00%, 12/01/2029		1,370		1,377
4.00%, 03/01/2050(1)		10,805		10,827
4.00%, 05/01/2052(1)		26,945		27,045
4.00%, 07/01/2052(1)		32,165		32,430
4.00%, 09/01/2052(1)		11,210		11,252
4.61% (SOFR + 1.70%), 12/01/2053(2)		42,000		42,979
5.00%, 12/01/2026		1,000		1,024
5.00%, 05/15/2027		1,500		1,538
5.00%, 12/01/2027		1,500		1,550
5.00%, 12/01/2028		1,000		1,041
5.00%, 12/01/2052(1)		12,375		12,853
5.00%, 06/01/2053(1)		11,180		11,676
5.00%, 07/01/2053(1)		5,755		6,043
5.00%, 09/01/2053(1)		23,220		24,463
5.00%, 12/01/2053(1)		19,735		20,882
5.00%, 04/01/2054(1)		9,695		10,274
5.00%, 05/01/2054(1)		11,030		11,548
5.00%, 05/01/2054(1)		32,150		34,117
5.00%, 12/01/2054(1)		40,720		43,386
5.00%, 12/01/2054(1)		43,290		45,538
5.00%, 06/01/2055(1)		26,615		28,399

	$		$
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/2034		1,000		1,124
5.00%, 07/01/2035		525		587
5.00%, 07/01/2039		900		982
Municipal Electric Authority of Georgia
4.00%, 01/01/2035		435		426
4.00%, 01/01/2035		1,500		1,493
4.00%, 01/01/2036		435		421
4.00%, 01/01/2037		860		824
4.00%, 01/01/2038		850		805
4.00%, 01/01/2039		850		801
4.00%, 01/01/2046		400		370
4.00%, 01/01/2051		1,100		972
5.00%, 01/01/2026		300		304
5.00%, 01/01/2026		320		325
5.00%, 01/01/2026		1,000		1,014
5.00%, 01/01/2027		300		310
5.00%, 01/01/2027		1,500		1,550
5.00%, 11/01/2027		200		210
5.00%, 01/01/2028		25		26
5.00%, 01/01/2028		500		518
5.00%, 01/01/2028		750		788
5.00%, 11/01/2028		275		293
5.00%, 11/01/2029		300		323
5.00%, 01/01/2031		685		724
5.00%, 01/01/2032		1,025		1,073
5.00%, 01/01/2034		1,080		1,159
5.00%, 01/01/2036		1,645		1,809
5.00%, 01/01/2039		1,600		1,729
5.00%, 01/01/2039		3,980		4,090
5.00%, 01/01/2048		1,455		1,459
5.00%, 07/01/2048		1,000		1,035
5.00%, 01/01/2056		190		188
5.00%, 01/01/2063		515		510
5.25%, 01/01/2038		920		1,021
5.25%, 01/01/2049		890		944
Paulding County Hospital Authority
4.00%, 04/01/2041		1,250		1,166
4.00%, 04/01/2041		1,975		1,851
5.00%, 04/01/2033		250		273
5.00%, 04/01/2034		350		381
5.00%, 04/01/2035		200		217
5.00%, 04/01/2036		330		356
5.00%, 04/01/2037		300		322
5.00%, 04/01/2038		450		481
5.00%, 04/01/2039		725		771
5.00%, 04/01/2042		1,875		1,952
5.00%, 04/01/2043		8,750		9,029
Private Colleges & Universities Authority
5.00%, 04/01/2028		400		420
5.00%, 04/01/2034		780		840
State of Georgia
4.00%, 08/01/2034		6,455		6,669
Warner Robins Housing Authority Resident Council Corp.
5.00%, 02/01/2029(1)		2,500		2,618

Total Georgia				566,922

Guam – 0.14%
Antonio B Won Pat International Airport Authority
5.00%, 10/01/2032		500		520
5.25%, 10/01/2031		325		343
Guam Power Authority
5.00%, 10/01/2038		1,250		1,332
5.00%, 10/01/2039		535		565
Territory of Guam
4.00%, 01/01/2036		6,405		6,177
4.00%, 01/01/2042		5,445		5,038
5.00%, 12/01/2028		2,500		2,557
5.00%, 12/01/2030		1,750		1,786
5.00%, 11/15/2031		1,185		1,201
5.00%, 12/01/2034		2,500		2,538
5.00%, 11/15/2039		600		602

Total Guam				22,659

Hawaii – 0.33%
City & County Honolulu HI Wastewater System Revenue
5.00%, 07/01/2036		1,090		1,230
5.00%, 07/01/2036		1,930		1,963
5.00%, 07/01/2037		1,435		1,607
City & County of Honolulu HI
5.00%, 06/01/2027(1)		3,075		3,137
5.00%, 11/01/2028		540		580
5.00%, 11/01/2029		1,800		1,959
5.00%, 07/01/2034		810		873

	$		$
5.00%, 07/01/2035		1,345		1,446
Kauai County Community Facilities District
4.00%, 05/15/2028		485		485
State of Hawaii
5.00%, 01/01/2030		2,330		2,494
State of Hawaii Airports System Revenue
5.00%, 07/01/2032		1,235		1,298
5.00%, 07/01/2033		1,425		1,468
5.00%, 07/01/2038		3,525		3,588
5.00%, 07/01/2040		4,700		4,916
5.00%, 07/01/2041		3,000		3,014
5.00%, 07/01/2041		4,700		4,880
5.00%, 07/01/2043		3,150		3,248
State of Hawaii Harbor System Revenue
4.00%, 07/01/2035		420		407
4.00%, 07/01/2036		545		549
University of Hawaii
5.00%, 10/01/2028		4,015		4,294
5.00%, 10/01/2028		4,445		4,754
5.00%, 10/01/2029		1,225		1,329
5.00%, 10/01/2030		5,350		5,877

Total Hawaii				55,396

Idaho – 0.20%
Boise State University
5.00%, 04/01/2048		1,595		1,651
Idaho Health Facilities Authority
4.00%, 03/01/2034		400		402
4.00%, 03/01/2035		250		250
4.00%, 03/01/2039		700		685
4.00%, 03/01/2040		835		813
4.00%, 03/01/2041		850		822
Idaho Housing & Finance Association
3.10%, 07/01/2025		1,655		1,654
4.00%, 07/15/2039		6,500		6,332
4.00%, 01/01/2050		105		105
5.00%, 08/15/2040		2,380		2,589
6.00%, 07/01/2054		6,410		7,012
Idaho State Building Authority
5.00%, 06/01/2034		5,920		6,702
5.00%, 09/01/2043		1,500		1,541
Southern Idaho Regional Solid Waste District
4.00%, 03/01/2028		3,500		3,527

Total Idaho				34,085

Illinois – 7.25%
Aurora Public Library District
4.00%, 12/01/2041		790		740
Boone Mchenry & Dekalb Counties Community Unit School District 100
5.00%, 01/01/2038		860		928
5.00%, 01/01/2039		1,000		1,072
5.00%, 01/01/2040		425		453
Champaign County Community Unit School District No 4 Champaign
5.00%, 01/01/2034		1,115		1,155
Chicago Board of Education
4.00%, 12/01/2037		3,785		3,472
4.00%, 12/01/2041		9,980		8,702
4.00%, 12/01/2047		6,000		4,881
5.00%, 12/01/2025		2,500		2,524
5.00%, 12/01/2026		145		147
5.00%, 12/01/2026		3,660		3,711
5.00%, 12/01/2028		1,270		1,306
5.00%, 12/01/2029		540		558
5.00%, 12/01/2030		2,000		2,053
5.00%, 12/01/2030		2,430		2,494
5.00%, 12/01/2031		2,185		2,235
5.00%, 12/01/2031		3,020		3,033
5.00%, 12/01/2033		300		303
5.00%, 12/01/2033		3,525		3,525
5.00%, 12/01/2033		5,845		5,956
5.00%, 12/01/2035		2,085		2,135
5.00%, 12/01/2036		1,165		1,134
5.00%, 12/01/2037		7,950		7,997
5.00%, 12/01/2038		1,250		1,253
5.00%, 12/01/2039		5,000		4,975
5.00%, 12/01/2042		6,025		5,754
5.00%, 12/01/2046		1,000		1,000
5.00%, 12/01/2046		1,200		1,133
5.00%, 12/01/2046		2,340		2,209
5.00%, 12/01/2046		6,505		6,140
5.00%, 12/01/2047		5,295		5,041
5.25%, 12/01/2035		2,590		2,591
5.25%, 12/01/2039		2,000		1,942

	$		$
6.50%, 12/01/2046		100		102
6.75%, 12/01/2030(5)		1,500		1,600
7.00%, 12/01/2042(5)		1,000		1,054
7.00%, 12/01/2046(5)		400		420
Chicago Midway International Airport
5.00%, 01/01/2027		1,800		1,817
5.00%, 01/01/2029		4,195		4,385
5.00%, 01/01/2032		4,835		5,166
5.00%, 01/01/2035		12,500		13,775
5.50%, 01/01/2036		2,500		2,744
5.50%, 01/01/2037		500		546
5.50%, 01/01/2038		500		544
5.50%, 01/01/2039		1,000		1,082
5.50%, 01/01/2040		1,000		1,075
5.75%, 01/01/2041		1,000		1,085
5.75%, 01/01/2043		1,250		1,347
Chicago O’Hare International Airport
4.00%, 01/01/2035		4,060		4,122
4.00%, 01/01/2036		2,500		2,531
4.00%, 01/01/2036		3,285		3,326
4.00%, 01/01/2037		2,500		2,524
4.00%, 01/01/2038		1,500		1,509
5.00%, 01/01/2027		520		535
5.00%, 01/01/2028		1,000		1,025
5.00%, 01/01/2030		5,280		5,599
5.00%, 01/01/2031		660		674
5.00%, 01/01/2032		600		643
5.00%, 01/01/2032		1,140		1,186
5.00%, 01/01/2033		345		349
5.00%, 01/01/2033		400		425
5.00%, 01/01/2033		1,200		1,244
5.00%, 07/01/2033		550		562
5.00%, 01/01/2034		325		342
5.00%, 01/01/2035		715		750
5.00%, 01/01/2035		1,285		1,322
5.00%, 01/01/2035		3,835		4,102
5.00%, 01/01/2036		430		434
5.00%, 01/01/2036		750		784
5.00%, 01/01/2037		1,675		1,761
5.00%, 01/01/2037		2,000		2,027
5.00%, 01/01/2038		1,785		1,927
5.00%, 01/01/2039		2,000		2,036
5.00%, 01/01/2043		3,000		3,142
5.00%, 07/01/2048		7,450		7,454
5.25%, 01/01/2040		6,305		6,705
5.25%, 01/01/2042		500		508
5.25%, 01/01/2042		2,450		2,572
5.25%, 01/01/2043		1,700		1,784
5.25%, 01/01/2043		4,040		4,223
Chicago Park District
5.00%, 01/01/2040		6,405		6,431
5.00%, 01/01/2044		5,700		5,836
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2025		200		201
5.00%, 06/01/2026		8,275		8,432
5.00%, 06/01/2029		1,500		1,599
Chicago Transit Authority Sales Tax Receipts Fund
5.00%, 12/01/2036		1,500		1,649
5.00%, 12/01/2042		5,000		5,265
City of Calumet City IL
4.50%, 03/01/2043		1,945		1,894
5.50%, 03/01/2030		755		813
5.50%, 03/01/2034		700		746
5.50%, 03/01/2036		400		424
5.50%, 03/01/2038		555		586
City of Chicago Heights IL
2.88%, 08/01/2027(1)		3,000		2,992
5.25%, 12/01/2034		2,115		2,207
City of Chicago IL
5.00%, 11/01/2026(1)		7,476		7,550
5.00%, 01/01/2027		2,000		2,045
5.00%, 01/01/2030		2,000		2,097
5.00%, 01/01/2030		2,380		2,495
5.00%, 01/01/2031		1,400		1,459
5.00%, 01/01/2031		2,915		3,072
5.00%, 01/01/2032		13,095		13,717
5.00%, 01/01/2034		1,445		1,504
5.00%, 01/01/2035		7,540		7,876
5.00%, 01/01/2044		12,000		12,030
5.50%, 01/01/2039		4,400		4,663
5.50%, 01/01/2041		4,000		4,140

	$		$
5.75%, 01/01/2034		2,000		2,048
6.00%, 01/01/2038		1,910		1,953
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2032		2,500		2,753
5.00%, 01/01/2038		1,775		1,892
5.00%, 01/01/2039		2,500		2,655
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2036		10,890		11,967
5.00%, 11/01/2038		1,250		1,327
5.00%, 11/01/2039		2,000		2,117
City of Joliet IL
5.00%, 12/15/2037		1,000		1,065
5.00%, 12/15/2038		1,090		1,150
5.25%, 12/15/2039		730		780
5.50%, 12/15/2042		1,305		1,398
5.50%, 12/15/2044		3,625		3,865
City of Springfield IL Electric Revenue
3.00%, 03/01/2038		14,900		13,025
5.00%, 03/01/2035		15,000		16,564
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
4.00%, 02/01/2037		535		532
Cook County Community College District No 508
5.00%, 12/01/2040		4,215		4,395
Cook County Community Consolidated School District No 34 Glenview
3.00%, 12/01/2036		925		812
Cook County Community Consolidated School District No 64 Park Ridge-Niles
5.00%, 12/01/2049		3,500		3,633
Cook County Community School District No 152 1/2 Hazel Crest
5.00%, 12/01/2041		695		731
5.00%, 12/01/2045		1,285		1,326
Cook County High School District No 203 New Trier Township
2.00%, 12/15/2033		425		342
2.00%, 12/15/2034		440		346
Cook County High School District No 220 Reavis
5.00%, 12/01/2032		1,160		1,212
County of Cook IL
4.00%, 11/15/2026		555		562
4.00%, 11/15/2027		560		572
4.00%, 11/15/2028		280		287
5.00%, 11/15/2025		375		379
5.00%, 11/15/2026		750		772
5.00%, 11/15/2026		1,450		1,492
5.00%, 11/15/2029		1,630		1,757
5.00%, 11/15/2030		500		515
5.00%, 11/15/2034		1,200		1,230
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032		175		194
5.00%, 11/15/2033		150		165
5.00%, 11/15/2035		315		343
5.00%, 11/15/2036		645		698
5.00%, 11/15/2036		1,000		1,080
5.00%, 11/15/2036		4,500		4,645
5.00%, 11/15/2038		890		948
5.00%, 11/15/2038		2,370		2,432
5.00%, 11/15/2040		1,820		1,908
5.25%, 11/15/2035		3,000		3,120
DeKalb Park District
5.00%, 03/01/2036		455		494
5.00%, 03/01/2037		485		524
5.00%, 03/01/2038		410		440
5.00%, 03/01/2039		540		575
Elmhurst Park District
5.00%, 12/15/2040		750		813
5.00%, 12/15/2041		1,000		1,074
5.00%, 12/15/2042		755		804
5.00%, 12/15/2043		1,000		1,059
Fayette & Montgomery Counties Community Unit School District No 203 Vandalia
5.00%, 12/01/2034		1,030		1,124
5.00%, 12/01/2035		1,000		1,085
Grundy Kendall & Will Counties Community Consolidated School District No 201 Minooka
4.00%, 10/15/2026		1,580		1,604
Henry & Whiteside Counties Community Unit School District No 228 Geneseo
5.00%, 02/15/2029		75		79
5.00%, 02/15/2030		860		918
5.00%, 02/15/2031		230		248
Huntley Park District
5.00%, 12/30/2037		525		559
5.00%, 12/30/2037		620		661
5.00%, 12/30/2038		660		701
5.00%, 12/30/2039		395		419
5.00%, 12/30/2039		595		631

	$		$
5.00%, 12/30/2040		580		612
5.00%, 12/30/2042		1,570		1,639
5.00%, 12/30/2044		865		895
Illinois Development Finance Authority
0.00%, 07/15/2025		4,500		4,458
Illinois Finance Authority
3.00%, 07/01/2035		1,000		867
3.63%, 02/15/2032		355		350
3.75%, 02/15/2034		745		727
4.00%, 10/15/2028		670		652
4.00%, 10/15/2029		1,045		1,007
4.00%, 01/01/2031		1,665		1,681
4.00%, 10/15/2031		1,135		1,071
4.00%, 12/01/2033		1,210		1,230
4.00%, 08/01/2034		2,050		1,982
4.00%, 08/01/2035		1,625		1,555
4.00%, 02/15/2036		800		781
4.00%, 05/15/2036		535		516
4.00%, 07/15/2037		3,090		3,073
4.00%, 08/01/2037		1,160		1,089
4.00%, 07/15/2038		5,750		5,654
4.00%, 08/01/2038		1,165		1,081
4.00%, 07/15/2039		6,280		6,100
4.00%, 08/15/2039		9,280		8,719
4.00%, 02/15/2041		5		5
4.00%, 02/15/2041		1,805		1,676
4.13%, 08/15/2037		1,090		1,021
4.13%, 12/01/2050(1)(5)		21,605		21,236
5.00%, 07/15/2025		230		231
5.00%, 02/15/2026		360		366
5.00%, 02/15/2026		1,345		1,366
5.00%, 03/01/2028		15		15
5.00%, 05/15/2028		13,620		14,160
5.00%, 09/01/2028		500		505
5.00%, 10/01/2028		500		520
5.00%, 01/01/2029		1,650		1,706
5.00%, 02/15/2029		835		845
5.00%, 02/15/2029		1,445		1,491
5.00%, 12/01/2029		340		346
5.00%, 02/15/2030		1,240		1,277
5.00%, 05/15/2030		1,180		1,180
5.00%, 07/15/2030		710		743
5.00%, 08/15/2030		630		682
5.00%, 09/01/2030		430		433
5.00%, 11/01/2030		965		998
5.00%, 01/01/2031		3,545		3,677
5.00%, 02/15/2031		300		308
5.00%, 05/15/2031		5,000		5,192
5.00%, 07/01/2031		1,420		1,460
5.00%, 08/15/2031		1,525		1,644
5.00%, 05/15/2032		5,745		5,951
5.00%, 07/01/2033		10,000		10,617
5.00%, 08/15/2033		250		257
5.00%, 09/01/2033		445		469
5.00%, 12/01/2033		700		710
5.00%, 01/01/2034		605		628
5.00%, 02/15/2034		1,770		1,808
5.00%, 08/15/2034		1,725		1,847
5.00%, 08/15/2034		2,500		2,571
5.00%, 11/15/2034		3,000		3,004
5.00%, 07/01/2035		2,160		2,207
5.00%, 02/15/2036		840		856
5.00%, 09/01/2036		715		742
5.00%, 01/01/2037		2,785		2,952
5.00%, 05/15/2037		500		541
5.00%, 08/15/2037		1,000		1,027
5.00%, 09/01/2037		780		806
5.00%, 08/15/2038		1,000		1,065
5.00%, 09/01/2038		305		314
5.00%, 11/15/2038		3,795		3,798
5.00%, 05/15/2039		1,100		1,179
5.00%, 08/15/2039		1,200		1,270
5.00%, 08/15/2040		5,000		5,281
5.00%, 02/15/2041		2,340		2,373
5.00%, 08/01/2042		120		120
5.00%, 01/01/2044		4,145		4,394
5.00%, 08/15/2044		15,690		15,570
5.00%, 08/01/2049		140		136
5.00%, 05/15/2050(1)		2,170		2,205
5.00%, 08/15/2053(1)		1,120		1,205
5.25%, 04/01/2040		550		603

	$		$
5.50%, 10/01/2047		635		644
Illinois Housing Development Authority
0.80%, 07/01/2026		1,000		958
2.70%, 10/01/2034		700		603
2.90%, 08/01/2031		685		644
3.00%, 04/01/2051		2,475		2,427
3.50%, 04/01/2052		4,270		4,240
3.75%, 04/01/2050		375		375
4.00%, 06/01/2026(1)		600		601
4.00%, 10/01/2049		1,735		1,740
4.25%, 04/01/2028		1,000		1,021
4.38%, 10/01/2041		3,500		3,460
4.50%, 10/01/2048		2,030		2,050
5.00%, 02/01/2027(1)		6,270		6,361
5.00%, 11/01/2027(1)		6,173		6,342
6.00%, 10/01/2055		15,415		16,975
6.25%, 10/01/2052		4,835		5,178
Illinois Municipal Electric Agency
4.00%, 02/01/2034		4,500		4,384
5.00%, 02/01/2031		470		472
5.00%, 02/01/2032		5,000		5,019
Illinois Sports Facilities Authority
5.00%, 06/15/2030		950		976
5.25%, 06/15/2032		1,735		1,747
Illinois State Toll Highway Authority
5.00%, 01/01/2026		1,550		1,574
5.00%, 12/01/2031		235		238
5.00%, 12/01/2032		425		430
5.00%, 01/01/2034		1,000		1,018
5.00%, 01/01/2036		2,500		2,524
5.00%, 01/01/2037		1,260		1,265
5.00%, 01/01/2038		25,715		25,746
5.00%, 01/01/2039		9,125		9,146
5.00%, 01/01/2040		7,050		7,104
5.00%, 01/01/2040		9,900		9,931
5.00%, 01/01/2041		2,190		2,287
5.00%, 01/01/2041		13,710		13,873
5.00%, 01/01/2042		6,840		6,996
5.00%, 01/01/2044		7,270		7,509
5.00%, 01/01/2045		1,340		1,386
Illinois State University
3.00%, 04/01/2043		2,430		1,983
5.00%, 04/01/2032		1,745		1,820
Jackson Perry Etc Counties Community Unit School District No 176 Trico
5.00%, 12/01/2028		420		442
5.00%, 12/01/2029		415		440
5.00%, 12/01/2030		360		385
5.00%, 12/01/2031		495		532
5.00%, 12/01/2032		865		927
Jefferson County School District No 82 Bethel
4.10%, 12/01/2043		765		708
5.00%, 12/01/2036		255		271
5.00%, 12/01/2038		295		312
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027		1,105		1,120
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2026		1,930		1,961
Kane Cook & DuPage Counties School District No U-46 Elgin
5.00%, 01/01/2029		400		427
5.00%, 01/01/2032		550		606
5.00%, 01/01/2033		550		610
5.00%, 01/01/2034		650		717
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2036		3,600		3,632
La Grange Park Community Park District
6.50%, 12/01/2042		925		1,084
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru
5.00%, 12/01/2033		2,415		2,654
5.00%, 12/01/2034		1,685		1,850
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036		1,440		1,560
5.50%, 12/01/2040		2,145		2,322
Lake County Community Unit School District No 187 North Chicago
5.00%, 01/01/2032		355		380
5.00%, 01/01/2033		325		349
5.00%, 01/01/2034		370		397
5.00%, 01/01/2035		300		319
5.00%, 01/01/2039		920		959
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026		1,000		1,002
5.00%, 01/01/2027		2,100		2,104

	$		$
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039		1,000		1,078
Lake County School District No 112 North Shore
4.00%, 12/01/2041		2,485		2,398
4.00%, 12/01/2042		2,590		2,495
Madison County Community Unit School District No 7 Edwardsville
5.00%, 12/01/2032		595		646
5.00%, 12/01/2033		645		703
5.00%, 12/01/2034		690		751
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry
5.00%, 12/01/2042		1,270		1,316
5.00%, 12/01/2044		440		452
5.00%, 12/01/2045		1,080		1,110
5.00%, 12/01/2046		250		256
McHenry & Lake Counties Community Consolidated School District No 26
4.00%, 02/01/2041		750		709
4.00%, 02/01/2042		645		601
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2026		1,000		975
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2028		15,615		13,906
0.00%, 06/15/2029		3,470		2,971
0.00%, 12/15/2029		3,745		3,150
0.00%, 12/15/2029		5,665		4,754
0.00%, 12/15/2030		11,000		8,860
0.00%, 12/15/2031		1,015		784
4.00%, 12/15/2042		1,645		1,502
5.00%, 12/15/2028		1,000		1,041
5.00%, 12/15/2028		2,000		2,082
5.00%, 12/15/2032		550		568
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031		1,735		1,775
5.25%, 12/01/2032		1,800		2,055
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2040		750		798
5.00%, 01/01/2047		1,200		1,237
Northern Illinois University
4.25%, 04/01/2044		3,250		2,999
5.00%, 04/01/2038		670		701
5.00%, 04/01/2039		750		781
5.50%, 04/01/2049		1,500		1,572
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026		1,375		1,423
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2033		1,000		1,027
Regional Transportation Authority
5.00%, 06/01/2034		1,000		1,017
5.75%, 06/01/2034		3,400		3,836
Richland County Community Unit School District No 1
5.00%, 12/01/2035		2,510		2,733
Rock Island & Mercer Counties Community Unit School District No 300
5.00%, 12/01/2044		425		441
5.00%, 12/01/2045		500		519
Sales Tax Securitization Corp.
5.00%, 01/01/2026		2,000		2,029
5.00%, 01/01/2029		1,000		1,063
5.00%, 01/01/2036		3,285		3,436
5.00%, 01/01/2037		1,140		1,195
5.00%, 01/01/2042		3,000		3,187
5.25%, 01/01/2043		1,100		1,134
5.50%, 01/01/2036		2,000		2,116
Sangamon & Christian Counties Community Unit School District No 3A Rochester
5.50%, 02/01/2040		805		865
5.50%, 02/01/2043		530		564
5.50%, 02/01/2047		530		561
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040		1,625		1,692
Sangamon County School District No 186 Springfield
5.50%, 06/01/2048		1,000		1,060
Sangamon Menard Etc Counties Community School District No 8 Pleasant Plains
4.00%, 01/01/2041		1,075		1,001
Southern Illinois University
4.00%, 04/01/2040		500		454
Southwestern Illinois Development Authority
5.50%, 12/01/2037		2,850		3,121
5.50%, 12/01/2038		6,250		6,809
5.50%, 12/01/2039		6,350		6,917
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2028		200		209
5.00%, 01/01/2038		225		239
5.00%, 01/01/2039		240		254

	$		$
5.00%, 01/01/2041		425		443
5.00%, 01/01/2042		230		239
5.00%, 01/01/2044		250		258
5.00%, 01/01/2044		650		671
5.00%, 01/01/2049		600		612
State of Illinois
4.00%, 02/01/2030		3,125		3,148
4.00%, 03/01/2031		1,500		1,522
4.00%, 10/01/2032		1,390		1,391
4.00%, 03/01/2038		1,125		1,070
5.00%, 06/01/2025		880		883
5.00%, 10/01/2025		10,000		10,093
5.00%, 11/01/2025		2,040		2,062
5.00%, 11/01/2025		8,965		9,062
5.00%, 06/01/2026		125		128
5.00%, 10/01/2026		2,270		2,331
5.00%, 11/01/2026		2,120		2,180
5.00%, 02/01/2027		290		299
5.00%, 03/01/2027		980		1,012
5.00%, 11/01/2027		1,675		1,746
5.00%, 02/01/2028		1,000		1,030
5.00%, 07/01/2028		8,465		8,885
5.00%, 11/01/2028		12,940		13,445
5.00%, 03/01/2029		2,620		2,768
5.00%, 05/01/2029		2,820		2,984
5.00%, 03/01/2030		1,875		1,999
5.00%, 03/01/2030		11,310		12,056
5.00%, 10/01/2030		5,325		5,701
5.00%, 03/01/2031		11,350		12,186
5.00%, 10/01/2031		1,750		1,866
5.00%, 10/01/2031		6,500		6,785
5.00%, 02/01/2032		4,170		4,500
5.00%, 01/01/2033		415		418
5.00%, 03/01/2033		1,000		1,064
5.00%, 03/01/2034		1,000		1,067
5.00%, 03/01/2034		9,715		10,281
5.00%, 03/01/2035		3,670		3,905
5.00%, 03/01/2035		23,005		24,476
5.00%, 05/01/2035		3,860		4,169
5.00%, 07/01/2035		2,340		2,493
5.00%, 03/01/2036		1,000		1,061
5.00%, 07/01/2036		11,055		11,734
5.00%, 05/01/2038		2,915		3,097
5.25%, 12/01/2030		11,685		12,147
5.25%, 05/01/2043		625		658
5.25%, 05/01/2043		4,680		4,881
5.25%, 05/01/2045		1,950		2,035
State of Illinois Sales Tax Revenue
3.00%, 06/15/2034		1,070		937
5.00%, 06/15/2025		340		341
5.00%, 06/15/2025		3,965		3,978
5.00%, 06/15/2025		4,190		4,195
5.00%, 06/15/2026		500		510
5.00%, 06/15/2026		7,890		8,052
5.00%, 06/15/2027		1,000		1,038
5.00%, 06/15/2027		7,930		8,232
5.00%, 06/15/2028		7,930		8,356
5.00%, 06/15/2031		5,935		6,451
5.00%, 06/15/2032		4,980		5,452
5.00%, 06/15/2034		7,190		7,944
Staunton Community Unit School District No 6
5.00%, 12/01/2035		1,260		1,366
5.00%, 12/01/2036		1,080		1,165
5.00%, 12/01/2039		1,680		1,788
Taylorville Community Pleasure Driveway & Park District
5.00%, 12/01/2041		440		461
5.00%, 12/01/2042		460		479
5.00%, 12/01/2043		385		399
5.00%, 12/01/2044		510		526
Tazewell County Community High School District No 308 Washington
5.25%, 12/01/2033		1,250		1,347
University of Illinois
5.00%, 10/01/2036		1,350		1,433
University of Illinois Auxiliary Facilities System
5.00%, 04/01/2034		3,000		3,366
5.25%, 04/01/2040		5,000		5,481
5.25%, 04/01/2044		1,155		1,239
Village of Bellwood IL
5.00%, 12/01/2032		2,085		2,269
Village of Bolingbrook IL
4.00%, 03/01/2027		1,000		1,016

	$		$
Village of Bourbonnais IL
5.25%, 12/01/2042		2,840		2,981
Village of Bradley IL
5.00%, 12/15/2041		1,445		1,497
Village of Elk Grove Village IL
5.00%, 01/01/2034		1,000		1,024
Village of New Lenox IL
4.00%, 12/15/2043		740		683
Village of Westchester IL
5.00%, 12/15/2043		1,000		1,044
West Chicago Park District
6.00%, 12/01/2045		1,260		1,414
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2029		400		348
0.00%, 01/01/2029		500		435
0.00%, 01/01/2031		300		240
Will County Community Unit School District No 201-U Crete-Monee
4.00%, 01/15/2044		1,000		893
4.00%, 01/15/2045		810		720
5.00%, 01/15/2033		425		463
5.00%, 01/15/2034		1,060		1,156
5.00%, 01/15/2035		675		731
Will County Community Unit School District No 365-U Valley View
0.00%, 11/01/2025		1,520		1,490
0.00%, 11/01/2026		775		736
5.00%, 11/01/2026		1,800		1,860
Will County School District No 114 Manhattan
5.00%, 01/01/2037		370		401
5.00%, 01/01/2038		355		383
5.25%, 01/01/2039		280		305
5.25%, 01/01/2041		1,160		1,251
5.50%, 01/01/2047		4,880		5,267
5.50%, 01/01/2049		1,250		1,332
5.50%, 09/01/2052		2,215		2,340
Will County School District No 86 Joliet
5.00%, 01/01/2049		375		381
Yorkville-Bristol Sanitation District
4.50%, 12/15/2053		1,585		1,514
5.00%, 12/15/2047		1,000		1,019
5.00%, 12/15/2050		1,500		1,513

Total Illinois				1,210,399

Indiana – 1.50%
Avon Community School Building Corp.
3.00%, 01/15/2044		3,650		2,947
5.25%, 07/15/2038		1,000		1,100
5.25%, 07/15/2039		1,250		1,369
5.50%, 07/15/2041		2,000		2,201
Bloomington Redevelopment District
5.25%, 08/01/2036		1,750		1,850
Brownsburg 1999 School Building Corp.
5.00%, 07/15/2041		2,035		2,166
5.50%, 07/15/2040		1,960		2,112
5.50%, 07/15/2042		6,125		6,532
Carmel Local Public Improvement Bond Bank
3.00%, 07/15/2028		13,655		13,483
5.00%, 07/15/2032		2,680		2,736
Carmel Redevelopment Authority
1.13%, 01/15/2044		2,000		1,061
Center Grove School Building Corp.
5.00%, 01/15/2026		1,000		1,015
City of Fort Wayne IN Waterworks Utility Revenue
3.25%, 12/01/2028		400		398
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2037		10,000		10,214
City of La Porte IN Sewage Works Revenue
3.75%, 09/01/2029		2,500		2,439
City of La Porte IN Waterworks Revenue
3.50%, 07/01/2029		2,500		2,443
City of Valparaiso IN
4.50%, 01/01/2034(5)		1,650		1,673
4.88%, 01/01/2044(5)		2,750		2,747
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2044		1,000		1,041
City of Whiting IN
4.40%, 03/01/2046(1)		5,245		5,337
5.00%, 12/01/2044(1)		3,900		3,950
Clark-Pleasant Community School Building Corp.
5.00%, 07/15/2043		1,250		1,312
5.00%, 01/15/2044		1,250		1,306
County of St Joseph IN
5.00%, 04/01/2033		1,245		1,308

	$		$
Cowan Community Schools Building Corp.
4.00%, 07/15/2040		545		532
4.00%, 07/15/2041		565		546
4.00%, 07/15/2042		585		557
Evansville Waterworks District
5.00%, 01/01/2037		500		537
Freddie Mac Pool
4.25%, 06/01/2041		2,994		2,892
Gary Chicago International Airport Authority
5.00%, 02/01/2037		430		455
5.00%, 02/01/2038		350		369
5.00%, 02/01/2039		295		309
5.25%, 02/01/2042		750		785
Greater Clark Building Corp.
5.00%, 01/15/2044		1,600		1,666
Indiana Finance Authority
0.70%, 12/01/2046(1)		8,525		8,292
0.75%, 12/01/2038(1)		500		485
0.95%, 12/01/2038(1)		900		875
2.25%, 12/01/2058(1)		1,285		1,279
3.75%, 03/01/2031(1)		1,450		1,453
4.13%, 12/01/2026		2,815		2,818
4.25%, 03/01/2049		755		702
4.50%, 05/01/2035(1)		1,200		1,206
5.00%, 05/01/2026		1,100		1,123
5.00%, 11/01/2026		1,200		1,236
5.00%, 05/01/2027		700		728
5.00%, 05/01/2029		685		732
5.00%, 07/01/2029		1,195		1,240
5.00%, 11/01/2029		2,350		2,446
5.00%, 09/01/2031		440		449
5.00%, 09/01/2036		1,000		1,015
5.00%, 06/01/2040		2,725		2,772
5.00%, 12/01/2040		28,455		28,477
5.00%, 03/01/2041		365		379
5.00%, 11/01/2041		3,975		3,988
5.00%, 03/01/2044		1,200		1,224
5.25%, 02/01/2033		2,500		2,512
Indiana Housing & Community Development Authority
3.00%, 07/01/2050		565		556
3.00%, 07/01/2051		595		586
3.50%, 01/01/2049		490		488
5.00%, 01/01/2026		300		305
5.00%, 01/01/2026		600		610
5.00%, 07/01/2026		320		329
5.00%, 07/01/2026		400		411
5.00%, 10/01/2026(1)		3,445		3,462
5.00%, 01/01/2027		300		310
5.00%, 01/01/2027		575		595
5.00%, 07/01/2027		300		313
5.00%, 07/01/2027		400		418
5.00%, 01/01/2028		600		630
5.00%, 07/01/2028		500		529
Indiana Municipal Power Agency
5.00%, 01/01/2043		8,334		8,895
Indianapolis Local Public Improvement Bond Bank
4.00%, 01/01/2035		1,725		1,702
5.00%, 07/15/2025		750		754
5.00%, 01/15/2027		700		725
5.00%, 01/15/2028		500		525
5.00%, 01/01/2029		1,000		1,015
5.00%, 01/01/2031		1,000		1,013
5.00%, 01/01/2036		615		667
5.00%, 01/01/2038		1,125		1,211
5.00%, 01/01/2039		1,250		1,335
5.00%, 02/01/2053		3,000		3,105
5.25%, 01/01/2039		2,000		2,109
6.00%, 02/01/2048		8,150		9,127
IPS Multi-School Building Corp.
5.00%, 07/15/2027		1,000		1,046
5.25%, 07/15/2041		3,450		3,683
5.25%, 07/15/2043		2,000		2,113
Monroe County Community School Corp.
0.05%, 07/15/2034		995		678
0.05%, 01/15/2035		1,000		664
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2035		500		552
5.50%, 07/15/2036		1,000		1,102
5.50%, 07/15/2038		1,000		1,092
Muncie Community School Corp.
3.25%, 01/15/2026		1,000		999

	$		$
Newburgh Chandler Public Library
0.05%, 01/15/2036		280		175
North Putnam Middle School Building Corp.
5.00%, 01/15/2044		370		387
Northwestern School Building Corp.
6.00%, 07/15/2039		900		998
Southwest Dubois County Multi-School Building Corp.
5.00%, 07/15/2042		1,260		1,325
5.00%, 01/15/2044		365		382
Speedway Multi-School Building Corp.
5.00%, 07/15/2042		1,000		1,048
Terre Haute Sanitary District
5.00%, 07/01/2038		4,445		4,760
5.00%, 07/01/2039		2,000		2,131
5.00%, 07/01/2040		3,000		3,180
5.00%, 07/01/2041		1,500		1,580
Tri-Creek 2002 High School Building Corp.
5.50%, 07/15/2041		3,875		4,228
5.50%, 07/15/2043		10,130		10,939
Western Wayne School Building Corp.
4.00%, 07/15/2041		600		546
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028		390		397
5.00%, 01/15/2029		540		550
5.00%, 01/15/2030		700		712
5.00%, 01/15/2034		1,000		1,111
5.00%, 07/15/2035		1,230		1,366
5.25%, 07/15/2038		2,200		2,436
5.25%, 07/15/2041		3,450		3,724
5.25%, 07/15/2043		6,200		6,582
5.25%, 01/15/2044		1,000		1,059
5.25%, 01/15/2044		1,000		1,059

Total Indiana				251,148

Iowa – 0.79%
Ames Community School District
1.75%, 06/01/2034		3,000		2,327
City of Coralville IA
4.00%, 06/01/2028		300		294
4.00%, 05/01/2030		725		705
5.00%, 05/01/2036		735		765
5.00%, 05/01/2038		1,400		1,449
5.00%, 05/01/2039		350		351
5.00%, 05/01/2040		2,260		2,317
5.00%, 05/01/2041		1,650		1,685
City of Des Moines IA
1.75%, 06/01/2038		1,410		959
City of Le Mars IA Water Revenue
5.00%, 06/01/2045		1,005		1,038
College Community School District Infrastructure Sales Services & Use Tax
4.13%, 06/01/2042		3,170		3,109
County of Polk IA
5.00%, 06/01/2040		5,000		5,205
5.00%, 06/01/2041		4,000		4,142
5.00%, 06/01/2042		3,400		3,508
5.00%, 06/01/2043		3,200		3,295
5.00%, 06/01/2044		1,230		1,264
Iowa City Community School District
2.50%, 06/01/2038		2,000		1,542
Iowa Finance Authority
3.50%, 01/01/2049		4,645		4,613
3.88%, 01/01/2042(1)		10,205		10,213
5.00%, 08/01/2034		5,450		6,192
5.00%, 08/01/2036		4,545		5,056
5.00%, 08/01/2037		2,040		2,252
6.00%, 11/01/2042(5)		3,500		3,423
6.25%, 07/01/2054		7,305		8,019
7.25%, 05/15/2038		3,400		3,850
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025		1,000		1,012
5.00%, 12/01/2025		1,775		1,796
5.00%, 12/01/2026		600		613
5.00%, 12/01/2026		600		613
5.00%, 12/01/2026		1,100		1,124
5.00%, 12/01/2027		900		928
5.00%, 12/01/2027		1,120		1,157
5.00%, 12/01/2028		1,125		1,172
5.00%, 12/01/2028		1,440		1,496
5.00%, 12/01/2028		1,640		1,709
5.00%, 12/01/2029		530		552
5.00%, 12/01/2029		1,275		1,329
5.00%, 12/01/2030		625		650

	$		$
5.00%, 12/01/2030		1,000		1,041
5.00%, 12/01/2031		1,330		1,387
5.00%, 12/01/2032		1,270		1,336
5.00%, 12/01/2033		1,950		2,045
5.00%, 12/01/2034		1,100		1,146
PEFA, Inc.
5.00%, 09/01/2049(1)		17,160		17,473
State of Iowa Board of Regents
4.25%, 09/01/2043		4,495		4,344
4.38%, 09/01/2045		5,795		5,626
Waukee Community School District
2.00%, 06/01/2036		4,000		3,033
2.13%, 06/01/2039		4,440		3,166

Total Iowa				132,321

Kansas – 0.36%
Butler County Unified School District No 375 Circle
3.00%, 09/01/2033		1,400		1,306
Butler County Unified School District No 394 Rose Hill
5.00%, 09/01/2040		1,310		1,393
City of Girard KS
3.63%, 02/01/2027		1,300		1,306
City of Prairie Village KS
2.88%, 04/01/2030		145		142
3.13%, 04/01/2036		980		903
Kansas Development Finance Authority
5.00%, 06/01/2043(1)		9,900		10,182
5.00%, 09/01/2044		6,460		6,740
5.00%, 09/01/2045		7,315		7,612
5.00%, 11/15/2054(1)		4,710		5,159
5.00%, 11/15/2054(1)		10,000		10,654
Wyandotte County Unified School District No 500 Kansas City
5.00%, 09/01/2042		2,240		2,369
5.25%, 09/01/2055		6,855		7,168
Wyandotte County-Kansas City Unified Government Utility System Revenue
5.00%, 09/01/2035		4,315		4,339

Total Kansas				59,273

Kentucky – 2.47%
City of Ashland KY
5.00%, 02/01/2028		255		264
5.00%, 02/01/2032		395		403
5.00%, 02/01/2040		2,665		2,669
City of Henderson KY
3.70%, 01/01/2032(5)		8,010		7,849
4.45%, 01/01/2042(5)		6,920		6,673
County of Carroll KY
1.55%, 09/01/2042(1)		10,750		10,325
1.75%, 10/01/2034(1)		1,045		1,005
County of Knott KY
4.00%, 03/28/2044(1)(5)		2,900		2,900
County of Meade KY
4.30%, 07/01/2060(1)		2,040		2,040
Kenton County Airport Board
5.25%, 01/01/2037		5,600		6,091
5.25%, 01/01/2038		3,000		3,242
5.25%, 01/01/2040		1,500		1,600
5.25%, 01/01/2041		1,790		1,897
5.25%, 01/01/2043		2,500		2,621
5.25%, 01/01/2044		2,500		2,610
Kentucky Asset Liability Commission
5.00%, 09/01/2025		1,250		1,261
Kentucky Bond Development Corp.
5.00%, 09/01/2049		2,700		2,747
5.00%, 08/15/2055(1)		11,250		12,385
Kentucky Economic Development Finance Authority
5.00%, 08/01/2030		2,160		2,304
5.00%, 07/01/2033		1,000		1,002
5.00%, 01/01/2045		3,680		3,682
Kentucky Housing Corp.
3.50%, 07/01/2028(1)		4,300		4,317
6.25%, 07/01/2055		3,000		3,306
Kentucky Municipal Energy Agency
5.00%, 01/01/2036		1,000		1,089
5.00%, 01/01/2037		2,075		2,248
5.00%, 01/01/2038		2,105		2,271
5.00%, 01/01/2040		1,500		1,599
5.00%, 01/01/2041		1,000		1,059
5.00%, 01/01/2045		1,850		1,930
Kentucky Public Energy Authority
4.00%, 02/01/2050(1)		27,000		27,092
4.00%, 12/01/2050(1)		17,845		17,921
5.00%, 01/01/2055(1)		27,990		29,379

	$		$
5.00%, 05/01/2055(1)		6,305		6,587
5.25%, 04/01/2054(1)		20,260		21,770
5.25%, 06/01/2055(1)		38,875		41,075
Kentucky State Property & Building Commission
5.00%, 11/01/2026		1,495		1,545
5.00%, 11/01/2026		1,830		1,891
5.00%, 11/01/2026		36,500		37,723
5.00%, 04/01/2027		1,000		1,042
5.00%, 11/01/2027		2,435		2,507
5.00%, 11/01/2027		16,000		16,850
5.00%, 11/01/2028		16,000		17,146
5.00%, 05/01/2029		1,000		1,039
5.00%, 05/01/2029		1,025		1,086
5.00%, 11/01/2031		1,685		1,779
5.00%, 05/01/2032		270		283
5.00%, 04/01/2035		4,000		4,475
5.00%, 10/01/2037		2,125		2,343
5.00%, 04/01/2038		15,140		16,633
5.00%, 10/01/2038		3,070		3,361
5.00%, 11/01/2038		1,000		1,087
5.00%, 11/01/2039		1,100		1,186
5.00%, 10/01/2040		5,120		5,534
5.00%, 10/01/2041		4,035		4,316
5.00%, 04/01/2042		12,515		13,273
5.00%, 10/01/2044		2,150		2,252
Kentucky Turnpike Authority
5.00%, 07/01/2033		340		372
5.00%, 07/01/2035		500		542
Louisville & Jefferson County Metropolitan Sewer District
5.00%, 05/15/2038		7,585		8,342
Louisville/Jefferson County Metropolitan Government
4.00%, 04/01/2036		12,510		12,808
5.00%, 10/01/2029		1,000		1,020
5.00%, 10/01/2030		2,500		2,548
5.00%, 10/01/2031		1,000		1,019
5.00%, 10/01/2032		430		438
5.00%, 10/01/2037		1,200		1,242
5.00%, 10/01/2047(1)		740		757
5.00%, 10/01/2047(1)		2,135		2,264
Paducah Electric Plant Board
5.00%, 10/01/2034		5,700		5,814

Total Kentucky				411,730

Louisiana – 0.71%
City of Shreveport LA
5.00%, 03/01/2039		1,015		1,081
5.00%, 03/01/2049		3,870		3,965
5.00%, 03/01/2054		1,250		1,273
Greater New Orleans Expressway Commission
5.00%, 11/01/2036		1,000		1,009
5.00%, 11/01/2042		2,440		2,454
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035		1,330		1,347
4.00%, 02/01/2036		750		754
4.00%, 02/01/2038		555		546
4.00%, 02/01/2039		1,110		1,080
4.00%, 02/01/2042		370		344
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037		5,000		5,035
Juban Crossing Economic Development District
5.00%, 09/15/2039		1,100		1,154
5.00%, 09/15/2040		1,155		1,202
5.00%, 09/15/2041		1,210		1,249
5.00%, 09/15/2042		1,120		1,148
5.00%, 09/15/2043		1,335		1,365
5.00%, 09/15/2044		1,400		1,426
Lake Charles Harbor & Terminal District
5.00%, 01/01/2026		355		358
5.00%, 01/01/2027		440		450
5.00%, 01/01/2028		525		542
Louisiana Housing Corp.
5.00%, 07/01/2026		5,130		5,236
6.00%, 06/01/2055		2,150		2,348
Louisiana Local Government Environmental Facilities & Community Development Auth
4.25%, 11/15/2030(5)		475		471
5.00%, 08/01/2027		935		975
5.00%, 10/01/2028		1,045		1,112
5.00%, 12/01/2034		780		842
5.00%, 08/15/2037		20,000		20,407
Louisiana Public Facilities Authority
5.00%, 12/15/2025		275		279
5.00%, 12/15/2026		300		310

	$		$
5.00%, 10/01/2027		2,000		2,065
5.00%, 12/15/2028		250		262
5.00%, 12/15/2029		200		209
5.00%, 12/15/2030		150		156
5.00%, 05/15/2031		1,250		1,282
5.00%, 12/15/2031		390		406
5.00%, 05/15/2032		1,000		1,024
5.00%, 05/15/2034		200		204
New Orleans Aviation Board
5.00%, 01/01/2027		5,750		5,909
5.00%, 01/01/2028		155		158
5.00%, 01/01/2030		275		280
5.00%, 01/01/2033		740		751
5.00%, 01/01/2033		2,600		2,708
5.00%, 01/01/2034		170		172
5.00%, 01/01/2034		750		760
5.00%, 01/01/2034		2,750		2,859
5.00%, 01/01/2038		3,775		3,960
5.00%, 01/01/2039		3,785		3,951
5.25%, 01/01/2040		3,265		3,482
Parish of East Baton Rouge Capital Improvements District
5.00%, 08/01/2041		8,115		8,730
Parish of St John the Baptist LA
2.20%, 06/01/2037(1)		2,475		2,437
3.30%, 06/01/2037(1)		3,750		3,722
4.05%, 06/01/2037(1)		5,090		5,125
Port New Orleans Board of Commissioners
5.00%, 04/01/2035		1,000		1,019
State of Louisiana
5.00%, 03/01/2038		5,000		5,221
West Baton Rouge Parish School Board
5.25%, 03/01/2045		2,000		2,101

Total Louisiana				118,715

Maine – 0.08%
Finance Authority of Maine
4.63%, 12/01/2047(1)(5)		1,100		1,109
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041		1,480		1,202
5.00%, 07/01/2037		125		135
5.00%, 07/01/2039		175		187
5.00%, 07/01/2041		250		264
5.00%, 07/01/2043		300		314
5.00%, 07/01/2043		1,190		1,208
5.25%, 07/01/2042		5,235		5,588
Town of York ME
0.05%, 10/01/2025		760		748
0.05%, 10/01/2026		760		724
0.05%, 10/01/2027		755		692
0.05%, 10/01/2028		755		666

Total Maine				12,837

Maryland – 1.34%
City of Baltimore MD
4.00%, 07/01/2036		1,460		1,466
4.00%, 07/01/2037		790		791
4.00%, 07/01/2037		1,235		1,237
4.00%, 07/01/2039		605		590
4.50%, 06/01/2033		150		151
5.00%, 07/01/2026		720		738
5.00%, 07/01/2029		4,770		4,926
5.00%, 09/01/2030		3,000		3,032
5.00%, 09/01/2032		1,000		1,008
5.00%, 07/01/2039		17,520		17,812
5.00%, 07/01/2041		6,090		6,175
County of Anne Arundel MD
5.00%, 10/01/2026		1,085		1,096
5.00%, 07/01/2039		1,850		1,994
County of Baltimore MD
3.00%, 03/01/2037		1,210		1,084
County of Frederick MD
3.75%, 07/01/2039		500		446
County of Prince George’s MD
4.70%, 07/01/2026		685		686
5.00%, 07/15/2033		7,400		7,802
5.00%, 07/01/2034		2,000		2,218
Maryland Community Development Administration
3.10%, 03/01/2026		180		179
3.20%, 09/01/2028		2,000		1,982
3.25%, 03/01/2027		595		595
3.30%, 01/01/2029		1,500		1,497
3.50%, 03/01/2050		595		592
4.00%, 09/01/2049		585		587

	$		$
5.00%, 09/01/2042		2,000		2,057
5.75%, 09/01/2054		4,710		5,020
6.00%, 03/01/2053		4,280		4,564
Maryland Department of Housing & Community Development
6.25%, 03/01/2056		1,750		1,956
Maryland Economic Development Corp.
3.25%, 09/01/2030		1,105		1,062
4.00%, 09/01/2040		410		372
4.00%, 09/01/2050		1,295		1,069
5.00%, 06/01/2028		2,000		2,083
5.00%, 11/12/2028		7,185		7,279
5.00%, 06/30/2038		2,800		2,892
5.00%, 12/31/2039		2,350		2,411
5.00%, 06/30/2040		2,795		2,853
5.00%, 12/31/2040		3,575		3,649
5.00%, 06/30/2041		4,860		4,934
5.00%, 12/31/2041		3,155		3,203
5.00%, 06/30/2042		5,000		5,054
5.00%, 10/01/2045		1,000		1,020
5.38%, 07/01/2038		1,215		1,294
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042		120		110
5.00%, 07/01/2032		750		762
5.00%, 07/01/2038		2,125		2,147
5.00%, 07/01/2045(1)		2,075		2,133
5.50%, 01/01/2029		1,500		1,543
5.50%, 01/01/2030		1,750		1,796
Maryland Stadium Authority
5.00%, 05/01/2032		765		777
5.00%, 06/01/2038		1,760		1,897
5.00%, 05/01/2047		6,725		6,867
Maryland State Transportation Authority
5.00%, 07/01/2034		1,550		1,674
Maryland State Transportation Authority Passenger Facility Charge Revenue
3.00%, 06/01/2036		4,500		3,842
4.00%, 06/01/2029		1,590		1,576
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025		700		694
3.85%, 07/01/2034		4,500		4,466
State of Maryland
3.00%, 08/01/2027		6,490		6,504
4.00%, 08/01/2029		3,000		3,004
4.00%, 08/01/2035		1,000		1,026
5.00%, 06/01/2034		2,115		2,344
5.00%, 06/01/2035		10,000		11,327
5.00%, 03/15/2036		7,185		7,997
5.00%, 06/01/2036		6,465		7,280
5.00%, 06/01/2037		6,535		7,131
5.00%, 06/01/2039		6,705		7,396
State of Maryland Department of Transportation
2.00%, 10/01/2034		1,000		815
3.00%, 09/01/2032		5,300		5,053
4.00%, 10/01/2032		1,400		1,415
5.00%, 10/01/2026		11,570		11,963
5.00%, 12/01/2027		1,205		1,274
5.00%, 12/01/2028		1,335		1,436
5.00%, 08/01/2029		700		740
5.00%, 08/01/2035		1,800		1,930
5.25%, 08/01/2049		4,000		4,165

Total Maryland				224,540

Massachusetts – 1.54%
City of Somerville MA
2.00%, 10/15/2038		1,680		1,261
City of Waltham MA
2.13%, 10/15/2039		660		494
Commonwealth of Massachusetts
2.00%, 03/01/2037		4,260		3,337
2.00%, 03/01/2038		1,240		947
4.00%, 11/01/2040		1,075		1,066
4.00%, 02/01/2042		6,000		5,743
5.00%, 09/01/2025		6,400		6,459
5.00%, 07/01/2028		350		359
5.00%, 12/01/2030		1,500		1,548
5.00%, 04/01/2033		3,775		3,906
5.00%, 07/01/2033		5,500		5,610
5.00%, 10/01/2033		4,075		4,553
5.00%, 07/01/2035		1,500		1,583
5.00%, 10/01/2035		10,000		11,062
5.00%, 07/01/2036		12,630		12,668
5.00%, 07/01/2037		4,670		4,744
5.00%, 09/01/2038		2,620		2,728

	$		$
5.00%, 11/01/2038		7,500		7,747
5.00%, 05/01/2039		925		1,004
5.00%, 05/01/2040		1,250		1,350
5.00%, 07/01/2040		5,000		5,011
5.00%, 01/01/2042		5,710		6,118
5.00%, 01/01/2054		2,310		2,400
5.25%, 10/01/2047		2,650		2,808
5.25%, 10/01/2052		5,185		5,450
5.50%, 08/01/2030		1,140		1,263
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2040		7,435		7,696
Massachusetts Bay Transportation Authority Sales Tax Revenue
0.00%, 07/01/2031		4,000		3,155
0.00%, 07/01/2032		3,950		2,978
5.00%, 07/01/2037		12,500		13,911
5.00%, 07/01/2040		1,400		1,435
5.00%, 07/01/2040		5,000		5,010
5.00%, 07/01/2041		4,000		4,305
Massachusetts Clean Water Trust
5.00%, 02/01/2031		5,000		5,554
5.00%, 08/01/2031		1,790		1,901
5.00%, 02/01/2033		5,000		5,671
5.00%, 02/01/2034		2,335		2,663
Massachusetts Development Finance Agency
5.00%, 07/01/2025		1,090		1,095
5.00%, 10/01/2025		905		909
5.00%, 07/01/2026		1,140		1,166
5.00%, 10/01/2026		955		971
5.00%, 11/01/2026(1)		5,500		5,554
5.00%, 01/01/2027		1,005		1,033
5.00%, 01/01/2028		1,105		1,150
5.00%, 01/01/2030		520		550
5.00%, 01/01/2031		475		484
5.00%, 10/01/2031		3,000		3,001
5.00%, 01/01/2032		635		646
5.00%, 07/01/2032		1,270		1,288
5.00%, 01/01/2033		540		548
5.00%, 10/01/2033		750		756
5.00%, 10/01/2033		1,000		1,114
5.00%, 01/01/2034		710		719
5.00%, 07/01/2034		500		503
5.00%, 07/01/2034		1,650		1,675
5.00%, 10/01/2034		835		840
5.00%, 10/01/2034		1,900		1,792
5.00%, 01/01/2035		745		754
5.00%, 07/15/2035		275		302
5.00%, 07/15/2036		230		253
5.00%, 07/01/2037		2,235		2,247
5.00%, 10/01/2039		2,250		2,426
5.00%, 10/01/2041		1,450		1,451
5.00%, 07/01/2043		1,000		1,031
5.00%, 07/01/2044		1,250		1,282
5.00%, 10/01/2048		1,000		1,046
5.25%, 01/01/2041		605		641
5.25%, 01/01/2042		425		448
5.25%, 01/01/2044		1,020		1,069
Massachusetts Educational Financing Authority
2.00%, 07/01/2037		3,755		3,360
5.00%, 07/01/2026		5,000		5,098
5.00%, 07/01/2027		1,000		1,029
5.00%, 07/01/2027		1,500		1,542
5.00%, 07/01/2027		2,350		2,417
5.00%, 07/01/2028		1,775		1,841
5.00%, 07/01/2028		2,500		2,593
5.00%, 07/01/2029		1,600		1,666
5.00%, 07/01/2030		1,425		1,492
Massachusetts Housing Finance Agency
0.80%, 12/01/2025		1,260		1,232
1.85%, 12/01/2050(1)		5,250		5,232
4.00%, 12/01/2027		3,750		3,763
4.35%, 12/01/2037		2,405		2,333
Massachusetts Port Authority
5.00%, 07/01/2032		4,220		4,422
5.00%, 07/01/2040		2,000		2,008
Massachusetts School Building Authority
5.00%, 11/15/2034		10,000		10,233
5.00%, 08/15/2037		9,650		9,693
5.25%, 02/15/2048		2,000		2,057
Massachusetts State College Building Authority
2.13%, 05/01/2046		2,100		1,356

Total Massachusetts				257,609

	$		$
Michigan – 2.49%
Advanced Technology Academy
3.88%, 11/01/2029		1,210		1,178
Avondale School District
5.00%, 11/01/2025		785		794
5.00%, 11/01/2026		765		789
Cadillac Area Public Schools
5.00%, 05/01/2043		960		994
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028		750		759
Carman-Ainsworth Community Schools
5.00%, 05/01/2046		2,605		2,710
5.00%, 05/01/2049		1,500		1,553
5.00%, 05/01/2052		1,000		1,030
Center Line Public Schools
5.25%, 05/01/2048		3,000		3,152
City of Detroit MI
5.00%, 04/01/2025		900		900
5.00%, 04/01/2034		750		791
5.00%, 04/01/2035		1,400		1,472
City of Grand Rapids MI
5.00%, 04/01/2042		760		807
5.00%, 04/01/2043		1,090		1,154
City of Lansing MI
5.00%, 06/01/2037		1,000		1,086
City of Royal Oak MI
5.00%, 04/01/2029		500		530
5.00%, 04/01/2031		1,045		1,103
City of Wyoming MI Water Revenue
5.00%, 12/01/2049		1,045		1,089
5.00%, 12/01/2050		350		363
County of Genesee MI Water Supply System Revenue
5.00%, 11/01/2039		1,000		1,086
Detroit Downtown Development Authority
5.00%, 07/01/2035		1,810		1,975
5.00%, 07/01/2040		1,430		1,518
Ferndale Public Schools
5.00%, 05/01/2043		650		681
5.00%, 05/01/2049		2,795		2,888
Gerald R Ford International Airport Authority
5.00%, 01/01/2041		1,720		1,791
5.00%, 01/01/2042		2,805		2,911
5.00%, 01/01/2043		4,105		4,242
5.00%, 01/01/2044		2,205		2,269
5.00%, 01/01/2049		700		712
Grand Rapids Public Schools
5.00%, 11/01/2037		1,750		1,821
5.00%, 11/01/2038		1,000		1,037
Grandville Public Schools
5.00%, 05/01/2040		1,500		1,502
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030		3,000		3,064
5.00%, 07/01/2034		355		391
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032		215		241
5.00%, 07/01/2034		395		435
5.00%, 07/01/2036		4,300		4,368
5.00%, 07/01/2046		2,625		2,652
5.00%, 07/01/2046		3,120		3,142
5.25%, 07/01/2047		1,285		1,354
5.25%, 07/01/2053		1,145		1,221
Holly Area School District
5.00%, 05/01/2044		485		512
5.00%, 05/01/2048		640		669
5.00%, 05/01/2052		1,000		1,035
Ida Public Schools
5.00%, 05/01/2031		5,500		5,792
Ingham County Building Authority
5.00%, 08/01/2041		1,005		1,078
5.00%, 08/01/2042		790		839
5.00%, 08/01/2043		850		898
5.00%, 08/01/2044		585		617
Karegnondi Water Authority
5.00%, 11/01/2034		1,430		1,473
5.00%, 11/01/2041		2,225		2,270
L’Anse Creuse Public Schools
5.00%, 05/01/2042		1,000		1,067
5.00%, 05/01/2045		1,000		1,055
Lansing Board of Water & Light
2.00%, 07/01/2051(1)		8,585		8,376
5.00%, 07/01/2037		4,875		5,141

	$		$
5.00%, 07/01/2038		2,620		2,753
Lapeer Community Schools
5.00%, 05/01/2039		2,730		2,837
Lincoln Park School District
5.00%, 05/01/2042		425		447
5.00%, 05/01/2044		535		559
5.00%, 05/01/2047		910		943
5.00%, 05/01/2050		780		799
Michigan Finance Authority
1.20%, 10/15/2030(1)		1,900		1,768
1.20%, 10/15/2038(1)		590		547
3.62% (SIFMA Municipal Swap Index Yield + 0.75%), 04/15/2047(2)		1,750		1,742
3.75%, 12/01/2038		6,600		6,722
3.77% (SIFMA Municipal Swap Index Yield + 0.90%), 12/01/2039(2)		13,000		12,985
3.88%, 12/01/2044(1)(5)		9,560		9,565
4.00%, 12/01/2036		6,610		6,501
4.00%, 12/01/2036		17,185		16,670
5.00%, 11/01/2025		400		405
5.00%, 11/01/2026		500		516
5.00%, 12/01/2026		1,190		1,229
5.00%, 06/01/2027		3,190		3,283
5.00%, 11/01/2027		500		525
5.00%, 04/15/2030		4,155		4,512
5.00%, 06/01/2030		1,725		1,822
5.00%, 07/01/2030		600		603
5.00%, 06/01/2031		2,895		3,058
5.00%, 04/15/2032		3,165		3,498
5.00%, 06/01/2032		280		295
5.00%, 10/01/2032		1,150		1,262
5.00%, 11/15/2032		1,445		1,477
5.00%, 04/15/2033		1,935		2,114
5.00%, 06/01/2033		510		535
5.00%, 04/15/2034		970		1,054
5.00%, 07/01/2034		1,600		1,605
5.00%, 11/15/2034		1,495		1,524
5.00%, 04/15/2035		555		601
5.00%, 07/01/2035		2,000		2,006
5.00%, 04/15/2036		5,000		5,384
5.00%, 12/01/2037		6,000		6,153
5.00%, 12/01/2039		3,000		3,125
5.00%, 06/01/2040		2,250		2,300
5.00%, 12/01/2042		1,775		1,801
5.00%, 11/01/2043		4,280		4,349
5.00%, 12/01/2043(1)		13,000		13,712
5.00%, 11/01/2044		4,710		4,712
5.00%, 11/15/2044(1)		2,035		2,077
5.00%, 06/01/2049		925		927
Michigan State Building Authority
3.00%, 10/15/2045		1,950		1,532
5.00%, 10/15/2033		1,000		1,021
5.00%, 04/15/2034		13,375		13,455
5.00%, 04/15/2035		8,000		8,046
5.00%, 04/15/2036		1,950		2,060
5.00%, 04/15/2038		18,400		18,495
Michigan State Hospital Finance Authority
5.00%, 12/01/2025		700		709
5.00%, 12/01/2027		415		436
Michigan State Housing Development Authority
3.00%, 06/01/2052		1,525		1,498
3.50%, 12/01/2050		570		568
3.63%, 04/01/2042(1)		7,950		7,996
4.50%, 12/01/2042(1)		2,150		2,177
5.00%, 06/01/2053		3,095		3,206
5.50%, 06/01/2053		14,930		15,716
6.25%, 06/01/2055		6,910		7,577
Michigan State University
5.00%, 08/15/2034		1,000		1,130
5.00%, 08/15/2036		2,210		2,459
Michigan Strategic Fund
4.25%, 12/31/2038		6,500		6,206
5.00%, 06/30/2025		2,000		2,005
5.00%, 12/31/2025		2,595		2,616
5.00%, 06/30/2026		2,800		2,839
5.00%, 12/31/2026		355		362
5.00%, 06/30/2030		1,080		1,113
5.00%, 06/30/2032		150		154
Michigan Technological University
5.00%, 10/01/2025		400		404
5.00%, 10/01/2026		270		279
5.00%, 10/01/2027		595		623
5.00%, 10/01/2028		890		945

	$		$
5.00%, 10/01/2029		2,000		2,153
5.00%, 10/01/2030		355		386
Portage Public Schools
5.00%, 11/01/2028		1,000		1,023
Saginaw Hospital Finance Authority
5.00%, 07/01/2027		825		851
5.00%, 07/01/2028		435		454
South Lyon Community Schools
5.00%, 05/01/2040		1,585		1,697
5.00%, 05/01/2043		845		894
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044		6,000		5,673
5.00%, 11/15/2040		10,000		10,895
5.00%, 11/15/2045		1,250		1,309
5.50%, 11/15/2044		13,000		14,333
Summit Academy North
4.00%, 11/01/2031		785		743
Township of Grosse Ile MI
5.00%, 04/01/2040		640		700
Trenton Public Schools School District
5.00%, 05/01/2048		700		710
Troy School District
5.00%, 05/01/2047		2,000		2,064
University of Michigan
5.00%, 04/01/2033		560		627
Warren Woods Public Schools
5.00%, 05/01/2031		1,060		1,094
Wayne County Airport Authority
5.00%, 12/01/2025		600		607
5.00%, 12/01/2025		1,000		1,012
5.00%, 12/01/2027		4,055		4,090
5.00%, 12/01/2032		1,400		1,401
5.00%, 12/01/2032		2,000		2,007
5.00%, 12/01/2040		1,000		1,004
5.00%, 12/01/2042		1,250		1,272
5.25%, 12/01/2040		2,990		3,291
5.25%, 12/01/2040		3,205		3,528
5.50%, 12/01/2042		1,600		1,726
5.50%, 12/01/2048		3,500		3,731
Wayne State University
5.00%, 11/15/2036		3,090		3,238
Wayne-Westland Community Schools
5.00%, 11/01/2025		95		96
5.00%, 11/01/2026		1,000		1,031
5.00%, 11/01/2027		600		631
5.00%, 11/01/2029		585		627

Total Michigan				416,204

Minnesota – 0.71%
City of Independence MN
4.00%, 07/01/2041		1,500		1,301
City of Maple Grove MN
5.00%, 05/01/2031		500		508
5.00%, 05/01/2032		500		507
City of Minneapolis MN
2.46%, 01/01/2038		2,241		1,755
5.00%, 11/15/2035		1,645		1,705
5.00%, 11/15/2052(1)		1,490		1,567
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 08/15/2028		1,500		1,598
5.00%, 08/15/2029		1,250		1,350
5.00%, 08/15/2031		1,650		1,818
5.00%, 08/15/2032		1,850		2,056
City of Moorhead MN
5.00%, 12/01/2025		205		205
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(1)(5)		2,280		2,278
City of St Cloud MN
5.00%, 05/01/2029		1,125		1,144
5.00%, 05/01/2031		525		570
5.00%, 05/01/2032		550		602
5.00%, 05/01/2033		765		842
5.00%, 05/01/2034		750		829
5.00%, 05/01/2036		1,650		1,798
5.00%, 05/01/2037		2,000		2,165
5.00%, 05/01/2054		3,090		3,147
County of Washington MN
2.40%, 02/01/2029		2,255		2,134
2.50%, 02/01/2030		2,320		2,165
Duluth Economic Development Authority
5.00%, 02/15/2033		500		517
5.00%, 02/15/2034		750		773

	$		$
Edina Independent School District No 273
3.25%, 02/01/2037		7,065		6,537
Elk River Independent School District No 728
2.25%, 02/01/2037		6,555		5,221
Minneapolis Special School District No 1
4.00%, 02/01/2037		800		810
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032		295		316
5.00%, 01/01/2036		1,335		1,399
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2053(1)		1,150		1,217
Minnesota Housing Finance Agency
2.35%, 01/01/2033		450		373
3.00%, 07/01/2051		480		472
3.00%, 01/01/2052		2,065		2,027
5.00%, 08/01/2032		1,400		1,541
5.00%, 08/01/2033		770		845
5.00%, 08/01/2035		920		1,008
6.00%, 07/01/2053		3,975		4,265
6.25%, 07/01/2054		805		873
6.25%, 01/01/2055		2,650		2,943
6.25%, 07/01/2055		7,700		8,605
6.25%, 07/01/2055		8,000		8,918
Minnesota Office of Higher Education
4.00%, 11/01/2037		990		978
Roseville Independent School District No 623
5.00%, 02/01/2026		2,315		2,355
St Peter Independent School District No 508
5.00%, 02/01/2040		1,000		1,049
State of Minnesota
4.00%, 08/01/2041		6,000		5,924
5.00%, 08/01/2034		2,000		2,040
5.00%, 08/01/2036		6,600		7,380
5.00%, 06/01/2039		2,325		2,333
State of Minnesota Department of Iron Range Resources & Rehabilitation
5.00%, 10/01/2037		2,355		2,604
5.00%, 10/01/2038		2,740		3,013
White Bear Lake Independent School District No 624
2.50%, 02/01/2039		5,000		3,925
2.50%, 02/01/2040		4,500		3,442
Willmar Independent School District No 347
3.00%, 02/01/2035		2,700		2,519

Total Minnesota				118,266

Mississippi – 0.19%
County of Hinds MS
4.63%, 09/01/2054(5)		4,000		3,789
Mississippi Development Bank
4.00%, 10/01/2034(5)		1,825		1,631
4.00%, 10/01/2041(5)		1,640		1,301
5.00%, 09/01/2030		1,000		991
5.00%, 03/01/2035		1,250		1,259
5.00%, 12/01/2039(5)		2,340		2,258
Mississippi Home Corp.
2.10%, 12/01/2040		2,000		1,407
3.00%, 06/01/2050		2,715		2,663
4.55%, 04/01/2042		1,300		1,286
4.80%, 12/01/2049		2,000		1,923
5.00%, 12/01/2039		2,770		2,910
7.50%, 06/01/2044		625		760
7.50%, 06/01/2049		940		1,144
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029		910		954
5.00%, 01/01/2033		1,750		1,834
5.00%, 10/01/2036		1,300		1,349
5.00%, 10/01/2040(1)		1,215		1,250
5.00%, 09/01/2044(1)		2,000		2,005
State of Mississippi
5.00%, 10/01/2049		1,000		1,038

Total Mississippi				31,752

Missouri – 1.22%
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032		1,000		1,026
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026		285		290
5.00%, 01/01/2031		135		141
City of Nixa MO
5.00%, 08/01/2036		635		686
5.00%, 08/01/2037		720		774
City of St Louis MO Airport Revenue
5.00%, 07/01/2025		400		402
5.00%, 07/01/2032		1,570		1,605

	$		$
5.25%, 07/01/2049		10,325		10,907
de Soto School District No 73
5.00%, 03/01/2043		850		873
5.00%, 03/01/2044		300		308
East Buchanan County School District No C-1
5.00%, 04/15/2039		600		618
5.00%, 04/15/2040		1,050		1,078
5.00%, 04/15/2041		1,600		1,636
5.00%, 04/15/2042		1,700		1,734
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2029		480		473
4.00%, 07/01/2046		1,790		1,623
5.00%, 06/01/2025		7,000		7,020
5.00%, 02/01/2029		1,000		1,005
5.00%, 02/15/2032		500		522
5.00%, 05/01/2032		530		525
5.00%, 09/01/2032		1,145		1,137
5.00%, 02/15/2033		500		518
5.00%, 05/01/2033		1,115		1,097
5.00%, 06/01/2033		1,550		1,689
5.00%, 05/01/2052(1)		12,645		13,288
Industrial Development Authority of the City of St Louis Missouri
3.15%, 04/01/2046(1)		1,000		993
Jefferson City School District
5.50%, 03/01/2043		9,450		10,168
Jefferson County School District No R-1 Northwest
5.25%, 03/01/2040		2,945		3,127
5.25%, 03/01/2041		1,505		1,587
Kansas City Industrial Development Authority
5.00%, 03/01/2026		4,395		4,463
5.00%, 03/01/2027		2,955		3,066
5.00%, 03/01/2028		3,350		3,480
5.00%, 03/01/2031		1,045		1,089
5.00%, 03/01/2033		1,725		1,789
Kearney Fire & Rescue Protection District
6.00%, 03/01/2032		340		394
6.00%, 03/01/2033		435		511
6.00%, 03/01/2035		565		669
6.00%, 03/01/2036		515		608
6.00%, 03/01/2037		715		841
6.00%, 03/01/2038		810		950
Lees Summit Industrial Development Authority
4.33%, 08/15/2047		1,000		1,001
Liberty Public School District No 53
5.00%, 03/01/2039		1,375		1,470
5.00%, 03/01/2040		2,290		2,432
Lindbergh School District
5.50%, 03/01/2038		2,310		2,564
Missouri Housing Development Commission
3.25%, 05/01/2051		2,245		2,221
3.25%, 11/01/2052		805		795
4.00%, 05/01/2050		155		156
5.75%, 05/01/2056		12,300		13,288
6.00%, 05/01/2055		8,035		8,811
6.00%, 05/01/2055		9,310		10,185
6.50%, 05/01/2054		2,005		2,231
Missouri Joint Municipal Electric Utility Commission
5.00%, 12/01/2026		2,480		2,489
Missouri Public Utilities Commission
4.00%, 05/01/2026		6,000		6,041
Missouri State Environmental Improvement & Energy Resources Authority
2.90%, 09/01/2033		2,000		1,781
Nodaway County School District No R-II Maryville
5.00%, 03/01/2043		2,350		2,403
5.00%, 03/01/2044		1,750		1,786
North Kansas City School District No 74
5.25%, 03/01/2039		8,000		8,675
5.25%, 03/01/2040		7,450		8,033
Orchard Farm R-V School District
2.50%, 03/01/2029		1,455		1,368
5.50%, 03/01/2043		1,500		1,670
5.50%, 03/01/2044		3,000		3,327
Osage County School District No R-III
5.00%, 04/15/2044		600		614
Pattonville R-3 School District
5.25%, 03/01/2042		1,125		1,192
5.50%, 03/01/2040		1,150		1,248
Springfield School District No R-12
1.75%, 03/01/2031		3,000		2,523
5.00%, 03/01/2040		5,780		6,211

	$		$
St Charles County School District No R-IV Wentzville
1.88%, 03/01/2039		12,110		8,285
St Louis County Industrial Development Authority
5.13%, 09/01/2048		590		585
5.50%, 09/01/2033		920		917
St Louis Municipal Finance Corp.
0.00%, 07/15/2034		2,000		1,350
Warren County School District No R-III
5.00%, 03/01/2037		3,000		3,149
Waynesville R-VI School District
5.00%, 04/15/2039		450		480
5.00%, 04/15/2040		1,035		1,097
5.00%, 04/15/2041		1,135		1,194
5.00%, 04/15/2042		825		862
5.00%, 04/15/2043		880		914
5.00%, 04/15/2045		1,300		1,338
Wright City Fire Protection District
5.00%, 03/01/2038		300		324
5.00%, 03/01/2039		325		349
5.00%, 03/01/2041		350		372
5.00%, 03/01/2042		330		348
5.00%, 03/01/2043		240		252
5.00%, 03/01/2044		430		449
5.00%, 03/01/2045		375		390
Wright City R-II School District
6.00%, 03/01/2037		575		661
6.00%, 03/01/2040		1,100		1,243

Total Missouri				203,784

Montana – 0.11%
City of Forsyth MT
3.88%, 07/01/2028		4,500		4,552
County of Gallatin MT
4.00%, 10/15/2032(5)		3,350		2,821
4.00%, 10/15/2036(5)		1,665		1,307
4.00%, 10/15/2041(5)		2,595		1,728
4.00%, 10/15/2046(5)		1,160		764
4.00%, 10/15/2051(5)		950		613
Flathead County School District No 44 Whitefish
5.25%, 07/01/2042		635		695
5.25%, 07/01/2043		545		593
5.25%, 07/01/2044		500		543
5.25%, 07/01/2045		520		564
Montana Board of Housing
3.32%, 07/01/2046(1)		1,500		1,498
4.00%, 12/01/2047		15		15
4.00%, 06/01/2050		100		101
5.75%, 06/01/2055		3,000		3,231

Total Montana				19,025

Nebraska – 0.52%
Beatrice Area Solid Waste Agency
4.00%, 03/15/2036		230		229
4.00%, 03/15/2038		265		260
4.00%, 03/15/2039		200		195
5.00%, 03/15/2033		135		147
Central Plains Energy Project
4.00%, 12/01/2049(1)		5,545		5,553
5.00%, 05/01/2054(1)		2,795		2,916
City of Lincoln NE
3.37%, 01/10/2048(1)		2,500		2,498
City of Lincoln NE Electric System Revenue
5.00%, 09/01/2027		1,710		1,779
City of Omaha NE
3.00%, 04/15/2041		1,100		898
County of Sarpy NE
2.00%, 06/01/2038		2,435		1,766
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2036		2,495		2,374
Nebraska Investment Finance Authority
3.00%, 09/01/2045		1,155		1,133
3.50%, 09/01/2050		450		448
3.75%, 09/01/2049		295		294
4.00%, 09/01/2049		320		319
6.00%, 09/01/2054		9,000		9,914
Nebraska Public Power District
5.00%, 01/01/2041		5,000		5,048
Nebraska State Colleges
5.00%, 07/01/2043		1,250		1,305
North Platte Airport Authority
4.25%, 12/15/2034		290		286
4.25%, 12/15/2036		595		579
4.38%, 12/15/2038		295		288
4.50%, 12/15/2040		265		257

	$		$
4.63%, 12/15/2042		310		301
4.75%, 12/15/2044		295		273
5.00%, 12/15/2025		145		146
5.00%, 12/15/2026		220		224
5.00%, 12/15/2027		230		237
5.00%, 12/15/2029		255		265
5.00%, 12/15/2030		130		135
Omaha Airport Authority
5.00%, 12/15/2031		285		290
5.00%, 12/15/2032		900		968
5.00%, 12/15/2033		1,500		1,618
5.00%, 12/15/2034		1,415		1,530
5.25%, 12/15/2043		4,250		4,518
Omaha Public Power District
5.00%, 02/01/2033		1,075		1,194
5.00%, 02/01/2042		9,120		9,291
5.50%, 02/01/2054		10,000		10,790
Omaha Public Power District Nebraska City Station Unit 2
5.00%, 02/01/2046		8,855		8,926
5.25%, 02/01/2042		4,250		4,255
Omaha School District
1.75%, 12/15/2035		2,170		1,619
Sarpy County Hospital Authority No 1
3.00%, 05/15/2046		1,000		740
Wayne County School District No 17
5.00%, 12/15/2043		1,000		1,026

Total Nebraska				86,832

Nevada – 0.95%
Carson City NV
5.00%, 09/01/2026		550		560
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036		415		331
City of Las Vegas NV Special Improvement District No 818
5.00%, 12/01/2039		1,000		1,022
City of North Las Vegas NV
6.00%, 06/01/2052(5)		1,280		1,307
Clark County School District
3.00%, 06/15/2043		19,590		15,695
5.00%, 06/15/2025		3,780		3,796
5.00%, 06/15/2025		6,060		6,084
5.00%, 06/15/2029		4,080		4,321
5.00%, 06/15/2033		410		441
5.00%, 06/15/2034		1,555		1,631
5.00%, 06/15/2034		2,350		2,453
5.00%, 06/15/2036		4,000		4,177
County of Clark Department of Aviation
5.00%, 07/01/2035		7,000		7,607
5.00%, 07/01/2036		2,250		2,435
County of Clark NV
3.00%, 11/01/2035		1,255		1,143
4.00%, 07/01/2039		4,500		4,323
5.00%, 11/01/2028		3,000		3,094
5.00%, 06/01/2035		2,070		2,161
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2025		2,220		2,230
County of Humboldt NV
3.55%, 10/01/2029		1,055		1,057
County of Washoe NV
3.63%, 03/01/2036(1)		195		194
3.63%, 03/01/2036(1)		3,650		3,636
4.13%, 03/01/2036(1)		1,160		1,167
Henderson Local Improvement Districts
3.00%, 09/01/2036		170		143
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043		14,035		14,361
Las Vegas Valley Water District
3.00%, 06/01/2033		2,155		2,014
5.00%, 06/01/2039		40,800		42,718
5.00%, 06/01/2041		5,000		5,065
5.00%, 06/01/2046		5,000		5,047
Nevada Housing Division
4.00%, 10/01/2049		230		231
5.00%, 07/01/2028(1)		2,060		2,138
Reno-Tahoe Airport Authority
5.25%, 07/01/2042		1,700		1,776
State of Nevada
3.00%, 05/01/2039		2,655		2,298
3.00%, 05/01/2043		3,325		2,718
State of Nevada Highway Improvement Revenue
3.00%, 12/01/2039		2,590		2,225
3.00%, 12/01/2040		2,605		2,241

	$		$
3.00%, 12/01/2041		1,675		1,390
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025		500		500
4.00%, 07/01/2026		1,540		1,548
5.00%, 07/01/2033		845		885

Total Nevada				158,163

New Hampshire – 0.83%
New Hampshire Business Finance Authority
0.00%, 11/20/2039(1)		13,464		13,217
0.00%, 10/20/2041(1)		12,450		11,701
3.63%, 08/20/2039		8,283		7,615
3.88%, 01/20/2038		9,898		9,349
4.00%, 10/20/2036		3,896		3,781
4.00%, 08/15/2039		1,100		1,053
4.13%, 01/20/2034		2,478		2,471
4.17%, 01/20/2041		10,505		10,156
4.25%, 07/01/2027		15,000		15,053
4.25%, 07/20/2041		5,439		5,244
4.38%, 09/20/2036		2,651		2,649
5.00%, 12/01/2028(5)		2,550		2,544
5.00%, 08/15/2029		750		798
5.13%, 12/15/2030		2,000		1,970
5.25%, 07/01/2041		1,000		1,040
5.25%, 07/01/2049		4,085		4,155
New Hampshire Health & Education Facilities Authority Act
3.30%, 06/01/2038(1)		4,680		4,693
4.00%, 10/01/2038		115		106
4.00%, 11/01/2044		4,790		4,278
5.00%, 08/01/2027		1,575		1,639
5.00%, 10/01/2028		1,580		1,609
5.00%, 07/01/2030		5,325		5,785
5.00%, 08/01/2030		305		317
5.00%, 11/01/2031		550		577
5.00%, 10/01/2032		2,825		2,857
5.00%, 11/01/2032		550		578
5.00%, 10/01/2033		4,095		4,133
5.00%, 11/01/2033		275		288
5.00%, 07/01/2035		5,000		5,017
5.50%, 11/01/2027		755		787
5.50%, 11/01/2030		1,160		1,238
New Hampshire Housing Finance Authority
6.25%, 01/01/2055		2,340		2,546
6.50%, 01/01/2056		8,950		10,105

Total New Hampshire				139,349

New Jersey – 4.00%
Camden County Improvement Authority
6.00%, 06/15/2042		790		835
City of Hackensack NJ
2.00%, 09/01/2038		500		362
County of Essex NJ
2.00%, 08/15/2031		3,265		2,857
County of Hudson NJ
3.00%, 11/15/2025		4,000		3,990
County of Mercer NJ
2.00%, 02/15/2032		1,180		1,010
2.38%, 02/15/2030		2,020		1,868
Garden State Preservation Trust
5.75%, 11/01/2028		2,880		3,032
Hudson County Improvement Authority
4.00%, 01/01/2036		1,125		1,134
4.00%, 01/01/2037		855		859
5.00%, 10/01/2026		1,500		1,548
5.00%, 10/01/2027		1,000		1,052
Jersey City Municipal Utilities Authority
5.00%, 05/01/2025		3,000		3,004
Kinnelon School District
2.00%, 02/01/2026		1,090		1,078
2.00%, 02/01/2027		1,165		1,135
2.00%, 02/01/2028		1,235		1,182
New Jersey Economic Development Authority
2.20%, 10/01/2039(1)		3,900		3,399
3.13%, 07/01/2029		445		426
3.75%, 11/01/2034(1)		2,480		2,470
4.00%, 06/15/2035		500		500
4.00%, 06/15/2037		600		587
4.00%, 06/15/2038		600		580
4.00%, 06/15/2040		1,000		942
5.00%, 06/15/2025		5,190		5,209
5.00%, 03/01/2026		10,150		10,328
5.00%, 06/01/2026		900		919
5.00%, 06/15/2027		1,675		1,743

	$		$
5.00%, 06/15/2029		1,000		1,070
5.00%, 06/15/2030		4,000		4,232
5.00%, 06/15/2033		1,300		1,427
5.00%, 06/15/2033		5,000		5,297
5.00%, 07/01/2033		2,000		2,021
5.00%, 11/01/2033		1,500		1,633
5.00%, 06/15/2034		1,000		1,055
5.00%, 06/15/2035		1,595		1,660
5.00%, 11/01/2035		1,415		1,525
5.00%, 06/01/2037		4,000		4,068
5.00%, 10/01/2037		3,500		3,549
5.00%, 10/01/2039(5)		355		277
5.00%, 01/01/2040(3)(4)(5)		540		352
5.25%, 09/01/2025(5)		21,265		21,452
5.25%, 09/01/2026(5)		30,000		30,901
5.25%, 06/15/2036		1,945		2,165
5.50%, 06/15/2030		2,000		2,091
5.63%, 11/15/2030		750		751
New Jersey Educational Facilities Authority
5.00%, 03/01/2044		2,500		2,697
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038		1,640		1,542
4.00%, 07/01/2039		1,705		1,581
5.00%, 07/01/2028		155		158
5.00%, 09/15/2028		2,030		2,155
5.00%, 07/01/2029		32,500		35,138
5.00%, 09/15/2029		1,645		1,766
5.00%, 09/15/2031		985		1,076
5.00%, 09/15/2033		1,660		1,835
5.00%, 09/15/2033		2,785		3,078
5.00%, 07/01/2034		23,285		26,268
5.00%, 07/01/2035		1,415		1,476
5.00%, 07/01/2036		1,490		1,549
5.00%, 07/01/2036		8,000		8,937
5.00%, 07/01/2037		1,565		1,620
5.00%, 07/01/2042(1)		2,755		2,767
5.00%, 07/01/2043		29,135		29,397
5.00%, 07/01/2045(1)		3,705		3,790
New Jersey Higher Education Student Assistance Authority
3.50%, 12/01/2031		1,860		1,789
4.25%, 12/01/2045		4,500		4,349
5.00%, 12/01/2025		490		496
5.00%, 12/01/2025		535		541
5.00%, 12/01/2025		1,000		1,012
5.00%, 12/01/2025		2,600		2,625
5.00%, 12/01/2026		1,330		1,361
5.00%, 12/01/2026		1,550		1,586
5.00%, 12/01/2026		5,150		5,269
5.00%, 12/01/2027		1,455		1,506
5.00%, 12/01/2027		1,470		1,521
5.00%, 12/01/2027		2,965		3,069
5.00%, 12/01/2029		1,565		1,636
5.00%, 12/01/2029		6,570		6,867
5.00%, 12/01/2030		4,805		5,054
5.00%, 12/01/2033		965		1,010
New Jersey Housing & Mortgage Finance Agency
3.38%, 11/01/2027		1,750		1,742
3.38%, 11/01/2027		3,250		3,235
3.55%, 04/01/2027		1,690		1,693
3.65%, 04/01/2028		1,215		1,204
6.00%, 10/01/2055		3,985		4,301
New Jersey Infrastructure Bank
5.00%, 09/01/2025		1,665		1,680
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026		2,600		2,464
0.00%, 12/15/2027		3,260		2,988
0.00%, 12/15/2028		1,020		902
0.00%, 12/15/2029		2,115		1,808
0.00%, 12/15/2030		3,850		3,152
0.00%, 12/15/2030		4,070		3,332
0.00%, 12/15/2031		1,985		1,560
0.00%, 12/15/2031		6,275		4,932
0.00%, 12/15/2033		5,150		3,707
4.00%, 06/15/2034		1,920		1,936
4.00%, 06/15/2037		2,000		1,947
4.00%, 06/15/2039		2,800		2,692
4.00%, 06/15/2040		1,820		1,726
5.00%, 12/15/2025		1,255		1,272
5.00%, 12/15/2026		2,000		2,064
5.00%, 06/15/2027		505		516
5.00%, 12/15/2028		5,510		5,872

	$		$
5.00%, 06/15/2029		1,200		1,223
5.00%, 12/15/2029		820		884
5.00%, 06/15/2031		18,365		18,646
5.00%, 06/15/2032		1,910		2,097
5.00%, 06/15/2032		2,725		2,862
5.00%, 06/15/2032		7,440		8,077
5.00%, 12/15/2032		1,940		2,035
5.00%, 06/15/2033		5,000		5,517
5.00%, 06/15/2033		6,385		6,974
5.00%, 12/15/2033		595		630
5.00%, 12/15/2033		2,200		2,301
5.00%, 06/15/2034		1,500		1,638
5.00%, 06/15/2034		4,040		4,391
5.00%, 06/15/2034		4,000		4,429
5.00%, 06/15/2034		9,000		9,965
5.00%, 12/15/2034		1,905		1,987
5.00%, 06/15/2035		1,280		1,384
5.00%, 06/15/2036		1,720		1,889
5.00%, 06/15/2037		1,470		1,579
5.00%, 06/15/2037		2,980		3,186
5.00%, 06/15/2038		4,350		4,680
5.00%, 06/15/2038		5,000		5,357
5.00%, 06/15/2038		5,000		5,411
5.00%, 06/15/2038		5,500		5,952
5.00%, 06/15/2039		7,395		7,950
5.00%, 06/15/2040		2,040		2,125
5.00%, 06/15/2041		4,000		4,220
5.00%, 06/15/2042		14,135		14,870
5.25%, 06/15/2036		2,000		2,197
5.25%, 06/15/2039		5,000		5,398
5.25%, 06/15/2041		5,000		5,337
5.25%, 06/15/2041		8,255		8,935
New Jersey Turnpike Authority
4.00%, 01/01/2035		2,035		2,131
5.00%, 01/01/2028		2,540		2,618
5.00%, 01/01/2028		4,895		5,171
5.00%, 01/01/2030		4,945		5,373
5.00%, 01/01/2032		9,870		10,945
5.00%, 01/01/2033		4,070		4,550
5.00%, 01/01/2034		2,445		2,751
5.00%, 01/01/2042		3,995		4,284
5.00%, 01/01/2042		10,950		11,650
5.00%, 01/01/2043		4,195		4,483
5.00%, 01/01/2044		13,245		14,124
5.00%, 01/01/2045		11,700		12,408
Passaic County Improvement Authority
4.13%, 07/01/2033		1,000		989
Sayreville School District
4.00%, 01/15/2036		5,530		5,731
South Jersey Transportation Authority
5.00%, 11/01/2027		500		524
5.00%, 11/01/2030		1,000		1,084
5.00%, 11/01/2031		1,000		1,091
State of New Jersey
2.00%, 06/01/2034		1,160		947
2.00%, 06/01/2036		1,770		1,362
4.00%, 06/01/2031		3,845		4,028
4.00%, 06/01/2032		470		493
5.00%, 06/01/2025		22,130		22,203
5.00%, 06/01/2026		13,725		14,078
5.00%, 06/01/2027		5,000		5,229
5.00%, 06/01/2029		2,095		2,265
5.00%, 06/01/2039		3,902		4,114
5.00%, 06/01/2040		2,220		2,333
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046		2,020		1,974
Township of Freehold NJ
2.00%, 10/15/2032		1,320		1,115
2.00%, 10/15/2037		1,290		1,007
Township of Stafford NJ
2.00%, 10/01/2037		2,195		1,680

Total New Jersey				667,682

New Mexico – 0.58%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027		2,400		2,464
5.00%, 07/01/2028		1,700		1,744
City of Farmington NM
2.15%, 04/01/2033		3,000		2,473
3.88%, 06/01/2040(1)		7,000		7,005
New Mexico Educational Assistance Foundation
5.00%, 09/01/2026		1,530		1,558

	$		$
5.00%, 09/01/2027		2,130		2,190
New Mexico Finance Authority
8.25%, 12/01/2045(5)		4,500		4,499
New Mexico Hospital Equipment Loan Council
4.00%, 08/01/2036		1,130		1,104
5.00%, 08/01/2049(1)		2,360		2,373
New Mexico Mortgage Finance Authority
3.00%, 07/01/2052		5,815		5,695
3.75%, 01/01/2050		345		345
4.25%, 07/01/2049		1,080		1,087
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)		22,500		22,530
5.00%, 06/01/2054(1)		35,975		38,006
Silver City Consolidated School District No 1
4.00%, 08/01/2040		740		688
5.00%, 08/01/2026		2,500		2,554

Total New Mexico				96,315

New York – 10.57%
Albany County Airport Authority
5.00%, 12/15/2043		1,500		1,535
City of Amsterdam NY
4.75%, 03/04/2026		3,758		3,780
City of New York NY
3.00%, 08/01/2036		2,500		2,222
3.55%, 06/01/2044(1)		13,965		13,965
4.00%, 10/01/2035		905		913
4.00%, 08/01/2037		2,500		2,482
4.00%, 03/01/2040		5,870		5,740
4.00%, 08/01/2040		3,305		3,230
4.00%, 03/01/2042		530		502
5.00%, 08/01/2026		2,575		2,649
5.00%, 09/01/2026		5,000		5,152
5.00%, 08/01/2027		400		400
5.00%, 08/01/2027		5,510		5,780
5.00%, 09/01/2027		10,000		10,507
5.00%, 08/01/2028		400		406
5.00%, 08/01/2028		700		717
5.00%, 08/01/2028		3,975		4,002
5.00%, 08/01/2032		10,000		11,106
5.00%, 11/01/2032		2,200		2,390
5.00%, 08/01/2033		1,000		1,106
5.00%, 08/01/2033		7,000		7,832
5.00%, 01/01/2034		1,575		1,659
5.00%, 06/01/2034		2,685		2,693
5.00%, 08/01/2034		1,690		1,817
5.00%, 05/01/2035		585		639
5.00%, 06/01/2035		9,190		9,216
5.00%, 03/01/2038		2,250		2,371
5.00%, 09/01/2038		2,200		2,370
5.00%, 08/01/2041		4,000		4,270
5.00%, 08/01/2041		4,750		4,907
5.00%, 09/01/2041		4,880		5,244
5.00%, 03/01/2042		3,270		3,477
5.00%, 09/01/2044		3,245		3,421
5.00%, 08/01/2047		770		794
5.00%, 09/01/2047		4,200		4,379
5.25%, 09/01/2040		19,695		21,392
5.25%, 10/01/2040		2,275		2,473
5.25%, 09/01/2041		10,355		11,172
5.25%, 09/01/2046		6,800		7,244
5.25%, 10/01/2047		2,750		2,893
5.25%, 03/01/2049		3,785		4,000
City of Yonkers NY
5.00%, 09/01/2025		1,015		1,024
Clinton County Capital Resource Corp.
4.50%, 07/01/2040(5)		1,145		1,146
5.00%, 07/01/2046(5)		1,000		1,001
County of Erie NY
5.00%, 06/01/2025		1,000		1,004
County of Nassau NY
5.00%, 04/01/2038		4,265		4,426
5.00%, 04/01/2041		1,500		1,609
County of Suffolk NY
4.00%, 02/01/2028		1,865		1,932
5.00%, 06/15/2025		710		713
5.00%, 10/01/2025		810		819
5.00%, 10/01/2026		415		429
5.00%, 10/01/2028		680		731
5.00%, 06/15/2029		985		1,069
Empire State Development Corp.
3.00%, 03/15/2048		1,000		728

	$		$
4.00%, 03/15/2038		12,175		12,139
4.00%, 03/15/2045		790		733
5.00%, 03/15/2036		2,090		2,242
5.00%, 03/15/2037		8,135		8,611
5.00%, 03/15/2038		1,275		1,325
Genesee County Funding Corp.
5.00%, 12/01/2031		375		400
5.00%, 12/01/2032		460		491
5.00%, 12/01/2033		750		797
5.00%, 12/01/2034		700		741
5.00%, 12/01/2035		540		569
Hempstead Town Local Development Corp.
5.53%, 02/01/2040		3,500		3,323
5.89%, 02/01/2032		1,250		1,261
6.24%, 02/01/2047		1,000		997
6.47%, 02/01/2033		1,000		1,029
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038		8,720		8,782
4.00%, 02/15/2044		18,870		17,590
4.00%, 02/15/2047		2,230		2,034
5.00%, 02/15/2032		2,325		2,400
5.00%, 02/15/2035		1,700		1,746
5.00%, 02/15/2042		2,000		2,041
5.00%, 02/15/2045		5,000		5,087
Long Island Power Authority
0.85%, 09/01/2050(1)		16,125		15,939
1.00%, 09/01/2025		9,250		9,139
1.50%, 09/01/2051(1)		11,725		11,389
3.00%, 09/01/2049(1)		9,980		9,692
5.00%, 09/01/2025		1,000		1,009
5.00%, 09/01/2026		2,000		2,066
5.00%, 09/01/2027		6,500		6,853
5.00%, 09/01/2031		2,185		2,243
5.00%, 09/01/2033		600		670
5.00%, 09/01/2034		650		721
5.00%, 09/01/2037		1,000		1,031
5.00%, 09/01/2039		1,750		1,898
5.00%, 09/01/2040		1,915		2,068
5.00%, 09/01/2052(1)		16,450		17,033
Metropolitan Transportation Authority
0.00%, 11/15/2033		1,600		1,135
4.00%, 11/15/2045		5,560		4,997
4.00%, 11/15/2046		2,545		2,279
5.00%, 11/15/2025		1,155		1,168
5.00%, 11/15/2026		1,600		1,653
5.00%, 11/15/2026		2,350		2,428
5.00%, 11/15/2028		2,970		3,135
5.00%, 11/15/2028		4,000		4,269
5.00%, 11/15/2029		745		747
5.00%, 11/15/2029		2,220		2,240
5.00%, 11/15/2030		730		765
5.00%, 11/15/2031		1,055		1,079
5.00%, 11/15/2031		6,350		6,658
5.00%, 11/15/2033		1,025		1,031
5.00%, 11/15/2033		1,715		1,783
5.00%, 11/15/2033		3,645		3,789
5.00%, 11/15/2033		6,000		6,053
5.00%, 11/15/2034		7,500		7,777
5.00%, 11/15/2034		11,735		12,175
5.00%, 11/15/2035		1,750		1,759
5.00%, 11/15/2037		1,500		1,535
5.00%, 11/15/2038		7,255		7,607
5.00%, 11/15/2047		2,715		2,749
5.25%, 11/15/2049		4,470		4,618
Metropolitan Transportation Authority Dedicated Tax Fund
5.00%, 11/15/2034		275		305
5.00%, 11/15/2036		820		836
Monroe County Industrial Development Corp.
5.00%, 12/01/2033		1,000		1,046
5.00%, 12/01/2034		1,100		1,146
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051		1,500		1,495
5.00%, 11/15/2056		4,380		4,349
New York City Housing Development Corp.
0.60%, 05/01/2061(1)		2,725		2,703
0.70%, 11/01/2060(1)		2,715		2,695
0.90%, 11/01/2060(1)		24,505		23,994
1.50%, 11/01/2041		4,230		3,012
2.25%, 11/01/2036		835		659
2.40%, 08/01/2040		2,430		1,739
3.05%, 11/01/2032		2,000		1,912

	$		$
3.40%, 11/01/2062(1)		4,380		4,380
3.40%, 11/01/2064(1)		3,500		3,496
3.63%, 11/01/2063(1)		8,310		8,368
3.70%, 05/01/2064(1)		14,330		14,477
3.80%, 11/01/2063(1)		1,575		1,592
4.30%, 11/01/2063(1)		5,675		5,789
5.00%, 05/01/2026		110		112
5.00%, 05/01/2027		600		622
5.00%, 11/01/2027		855		893
5.00%, 05/01/2028		875		921
5.00%, 11/01/2028		600		634
5.00%, 05/01/2029		300		318
5.00%, 11/01/2029		875		931
5.00%, 11/01/2030		500		535
New York City Municipal Water Finance Authority
4.00%, 06/15/2039		9,020		9,000
4.00%, 06/15/2040		5,200		5,150
4.50%, 06/15/2032		19,680		19,945
5.00%, 06/15/2029		1,100		1,154
5.00%, 06/15/2032		1,000		1,099
5.00%, 06/15/2035		5,000		5,579
5.00%, 06/15/2035		9,025		9,115
5.00%, 06/15/2037		6,000		6,027
5.00%, 06/15/2037		13,000		13,408
5.00%, 06/15/2038		3,000		3,092
5.00%, 06/15/2039		2,000		2,004
5.00%, 06/15/2039		8,320		8,337
5.00%, 06/15/2040		1,130		1,186
5.00%, 06/15/2040		2,115		2,209
5.00%, 06/15/2040		2,200		2,265
5.00%, 06/15/2040		5,000		5,148
5.00%, 06/15/2046		13,000		13,708
5.00%, 06/15/2049		3,375		3,457
5.25%, 06/15/2047		7,500		8,010
New York City Transitional Finance Authority
5.00%, 11/01/2032		2,000		2,235
5.00%, 11/01/2032		3,000		3,353
5.00%, 11/01/2034		6,205		6,973
5.00%, 11/01/2035		2,260		2,526
5.00%, 11/01/2037		4,000		4,418
5.00%, 02/01/2041		4,465		4,773
5.00%, 05/01/2041		930		995
5.00%, 05/01/2041		6,500		6,977
5.00%, 02/01/2042		2,120		2,245
5.00%, 05/01/2042		4,445		4,723
5.00%, 05/01/2042		6,000		6,375
5.00%, 11/01/2042		10,250		10,918
5.00%, 05/01/2043		805		851
5.00%, 05/01/2043		5,000		5,257
5.00%, 05/01/2044		7,315		7,711
5.00%, 11/01/2046		3,000		3,139
5.00%, 05/01/2048		1,915		1,998
5.25%, 11/01/2045		8,500		9,141
5.25%, 05/01/2048		4,000		4,255
5.50%, 05/01/2041		8,000		8,886
5.50%, 05/01/2047		1,750		1,889
5.50%, 11/01/2049		3,000		3,251
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2026		1,995		2,057
5.00%, 07/15/2027		1,940		2,043
5.00%, 07/15/2034		5,000		5,223
5.00%, 07/15/2035		10,000		10,125
5.00%, 07/15/2036		3,005		3,127
5.00%, 07/15/2037		1,905		1,977
5.00%, 07/15/2040		2,750		2,760
5.00%, 07/15/2043		3,240		3,272
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037		9,000		7,889
3.00%, 11/01/2039		1,975		1,671
4.00%, 05/01/2036		2,000		2,022
4.00%, 02/01/2038		9,675		9,631
4.00%, 05/01/2038		26,755		26,562
4.00%, 05/01/2039		5,000		4,907
4.00%, 05/01/2043		785		733
5.00%, 11/01/2029		2,000		2,003
5.00%, 05/01/2033		2,535		2,653
5.00%, 05/01/2034		7,185		7,501
5.00%, 08/01/2034		700		733
5.00%, 11/01/2034		2,300		2,520
5.00%, 08/01/2035		1,600		1,670
5.00%, 08/01/2035		11,400		11,449

	$		$
5.00%, 05/01/2036		1,750		1,818
5.00%, 11/01/2036		350		382
5.00%, 11/01/2037		4,165		4,541
5.00%, 11/01/2038		2,455		2,473
5.00%, 02/01/2039		10,000		10,730
5.00%, 05/01/2039		4,430		4,568
5.00%, 02/01/2040		2,870		2,927
5.00%, 02/01/2041		5,000		5,277
5.00%, 05/01/2042		4,250		4,335
5.00%, 08/01/2042		2,750		2,826
5.25%, 11/01/2037		3,750		4,135
5.25%, 11/01/2037		7,000		7,718
5.50%, 11/01/2045		6,000		6,471
New York Convention Center Development Corp.
5.00%, 11/15/2033		3,000		3,023
5.00%, 11/15/2040		1,085		1,089
New York Liberty Development Corp.
2.50%, 11/15/2036		2,600		2,092
2.75%, 11/15/2041		14,370		10,853
4.00%, 02/15/2043		3,550		3,339
4.00%, 02/15/2043		4,250		3,998
5.00%, 11/15/2044(5)		3,720		3,728
New York Power Authority
5.00%, 11/15/2028		3,000		3,244
5.00%, 11/15/2037		1,000		1,114
5.25%, 11/15/2040		1,000		1,113
New York State Bridge Authority
5.00%, 01/01/2035		565		607
5.00%, 01/01/2036		475		508
5.00%, 01/01/2037		535		568
New York State Dormitory Authority
3.00%, 03/15/2041		3,860		3,217
4.00%, 03/15/2037		3,030		3,051
4.00%, 03/15/2038		5		5
4.00%, 03/15/2039		1,200		1,189
4.00%, 03/15/2040		5,000		4,898
4.00%, 03/15/2042		20,445		19,409
4.00%, 03/15/2043		5		5
4.00%, 03/15/2043		5		5
4.00%, 03/15/2043		3,990		3,773
4.00%, 03/15/2045		1,150		1,068
5.00%, 07/01/2025		5		5
5.00%, 07/01/2025		5		5
5.00%, 07/01/2027		200		201
5.00%, 07/01/2028		110		111
5.00%, 10/01/2029		1,750		1,842
5.00%, 10/01/2030		1,910		1,989
5.00%, 03/15/2032		3,000		3,176
5.00%, 03/15/2033		2,335		2,581
5.00%, 03/15/2033		4,000		4,092
5.00%, 07/01/2034		410		415
5.00%, 10/01/2034		1,375		1,466
5.00%, 10/01/2034		3,745		3,924
5.00%, 03/15/2035		8,525		8,685
5.00%, 03/15/2036		3,500		3,806
5.00%, 03/15/2036		5,000		5,381
5.00%, 07/01/2036		735		737
5.00%, 07/15/2037		700		721
5.00%, 10/01/2037		1,700		1,786
5.00%, 10/01/2037		5,000		5,312
5.00%, 10/01/2038		1,500		1,620
5.00%, 02/15/2039		2,995		3,088
5.00%, 03/15/2040		5		6
5.00%, 03/15/2040		12,995		13,997
5.00%, 03/15/2040		20,730		21,311
5.00%, 03/15/2041		1,065		1,127
5.00%, 03/15/2041		1,335		1,375
5.00%, 03/15/2041		6,720		6,888
5.00%, 03/15/2041		7,000		7,590
5.00%, 03/15/2041		16,615		17,794
5.00%, 03/15/2042		4,085		4,355
5.00%, 03/15/2042		11,700		12,583
5.00%, 03/15/2042		15,000		16,082
5.00%, 07/01/2042		8,500		8,859
5.00%, 03/15/2044		6,070		6,418
5.00%, 03/15/2045		4,350		4,428
5.00%, 03/15/2047		17,500		18,354
5.00%, 05/01/2048(1)		1,040		1,051
5.25%, 10/01/2041		3,500		3,773
5.25%, 10/01/2042		1,230		1,319
5.25%, 10/01/2043		1,625		1,738

	$		$
5.25%, 03/15/2052		2,180		2,314
New York State Environmental Facilities Corp.
5.00%, 06/15/2033		6,000		6,134
5.00%, 06/15/2036		5,410		5,581
5.25%, 06/15/2053		3,765		4,013
New York State Housing Finance Agency
0.65%, 11/01/2056(1)		7,080		6,938
0.75%, 05/01/2025		3,735		3,723
0.75%, 11/01/2025		150		147
0.75%, 11/01/2025		960		940
0.75%, 11/01/2025		2,565		2,516
1.00%, 11/01/2061(1)		935		891
1.10%, 11/01/2061(1)		12,245		11,624
2.50%, 11/01/2060(1)		7,810		7,642
3.35%, 06/15/2054(1)		3,425		3,424
3.45%, 06/15/2054(1)		3,000		2,981
3.60%, 11/01/2044(1)		2,100		2,080
3.60%, 11/01/2063(1)		20,000		20,055
3.80%, 11/01/2062(1)		7,985		7,993
3.88%, 11/01/2063(1)		1,150		1,155
New York State Thruway Authority
4.00%, 03/15/2043		9,000		8,461
5.00%, 03/15/2034		2,750		3,042
5.00%, 03/15/2038		10,260		11,115
New York Transportation Development Corp.
4.00%, 10/01/2030		3,860		3,828
4.00%, 01/01/2036		2,785		2,649
4.00%, 12/01/2039		450		427
4.00%, 12/01/2040		500		472
4.00%, 12/01/2041		450		418
4.38%, 10/01/2045		10,525		9,818
5.00%, 12/01/2028		400		417
5.00%, 12/01/2028		1,300		1,372
5.00%, 01/01/2029		2,080		2,142
5.00%, 12/01/2029		300		320
5.00%, 12/01/2029		7,000		7,341
5.00%, 12/01/2030		250		269
5.00%, 12/01/2031		300		321
5.00%, 01/01/2032		1,300		1,332
5.00%, 12/01/2032		375		400
5.00%, 12/01/2032		2,355		2,483
5.00%, 01/01/2033		5,500		5,622
5.00%, 12/01/2033		985		1,048
5.00%, 12/01/2033		3,650		3,830
5.00%, 12/01/2034		500		530
5.00%, 12/01/2034		1,350		1,396
5.00%, 12/01/2034		3,990		4,166
5.00%, 12/01/2035		500		529
5.00%, 12/01/2035		800		824
5.00%, 12/01/2035		2,335		2,426
5.00%, 12/01/2036		550		579
5.00%, 12/01/2036		1,360		1,405
5.00%, 12/01/2037		600		630
5.00%, 12/01/2037		3,625		3,724
5.00%, 12/01/2038		500		523
5.00%, 12/01/2039		2,420		2,460
5.00%, 07/01/2041		2,300		2,300
5.00%, 07/01/2046		42,280		41,975
5.25%, 06/30/2037		1,500		1,601
5.25%, 06/30/2038		3,200		3,397
5.25%, 06/30/2039		1,400		1,504
5.25%, 06/30/2040		3,085		3,245
5.50%, 06/30/2039		2,000		2,128
6.00%, 04/01/2035		15,335		16,845
Niagara Area Development Corp.
5.00%, 07/01/2052		1,000		939
Oneida County Local Development Corp.
5.00%, 12/01/2025		320		320
5.00%, 12/01/2027		1,425		1,437
5.00%, 12/01/2028		1,000		1,008
Onondaga Civic Development Corp.
5.00%, 12/01/2033		1,000		1,082
Port Authority of New York & New Jersey
2.00%, 10/01/2033		7,070		5,523
3.00%, 12/01/2032		5,000		4,884
4.00%, 07/15/2036		2,180		2,192
5.00%, 10/15/2028		9,085		9,182
5.00%, 07/15/2031		4,000		4,250
5.00%, 10/15/2031		5,000		5,020
5.00%, 09/15/2032		2,925		2,992
5.00%, 10/15/2033		6,000		6,096

	$		$
5.00%, 11/15/2033		5,660		5,743
5.00%, 08/01/2034		7,415		7,896
5.00%, 10/15/2034		2,475		2,511
5.00%, 01/15/2035		150		169
5.00%, 07/15/2035		3,000		3,135
5.00%, 01/15/2036		200		223
5.00%, 04/01/2036		4,135		4,176
5.00%, 11/15/2037		3,125		3,219
5.00%, 01/15/2039		360		374
5.00%, 01/15/2039		450		493
5.00%, 01/15/2040		500		543
5.00%, 01/15/2041		475		512
5.00%, 10/15/2041		3,240		3,258
5.00%, 11/15/2041		1,550		1,561
5.25%, 08/01/2040		2,000		2,105
5.50%, 08/01/2041		11,255		12,054
Salmon River Central School District
4.00%, 06/27/2025		4,500		4,509
St Lawrence County Industrial Development Agency
4.60%, 09/01/2042(1)		3,000		2,954
5.00%, 07/01/2032		350		383
5.00%, 07/01/2033		400		434
5.00%, 07/01/2034		350		378
5.00%, 07/01/2035		400		431
5.00%, 07/01/2036		840		901
5.00%, 07/01/2037		880		940
State of New York Mortgage Agency Homeowner Mortgage Revenue
2.20%, 10/01/2029		1,000		918
2.35%, 04/01/2031		1,835		1,645
3.25%, 10/01/2051		5,105		5,019
4.25%, 10/01/2047		1,115		1,120
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(5)		1,210		1,001
Town of Oyster Bay NY
2.00%, 03/01/2033		1,415		1,181
Town of Watertown NY
5.25%, 04/09/2026		2,000		2,011
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(1)		2,425		2,288
2.00%, 05/15/2045(1)		6,375		6,020
4.00%, 11/15/2033		570		601
4.00%, 11/15/2034		115		120
4.00%, 05/15/2040		1,250		1,221
5.00%, 03/15/2027		28,110		29,222
5.00%, 02/01/2028		20,000		21,096
5.00%, 11/15/2032		5,920		6,620
5.00%, 11/15/2033		6,000		6,537
5.00%, 11/15/2034		430		479
5.00%, 11/15/2034		4,165		4,371
5.00%, 11/15/2034		6,250		6,999
5.00%, 11/15/2035		3,835		3,942
5.00%, 11/15/2035		5,000		5,545
5.00%, 11/15/2036		5,000		5,492
5.00%, 11/15/2036		5,865		6,574
5.00%, 11/15/2036		7,500		7,699
5.00%, 11/15/2036		20,000		22,195
5.00%, 11/15/2037		4,000		4,174
5.00%, 11/15/2037		4,130		4,517
5.00%, 11/15/2038		1,000		1,009
5.00%, 11/15/2038		3,905		4,260
5.00%, 05/15/2039		5,000		5,357
5.00%, 11/15/2039		3,000		3,235
5.00%, 11/15/2040		1,000		1,088
5.00%, 05/15/2041		5,075		5,377
5.00%, 11/15/2042		1,910		1,969
5.00%, 11/15/2042		2,900		3,082
5.00%, 11/15/2043(1)		9,000		9,122
5.00%, 11/15/2049		1,340		1,369
5.00%, 05/15/2051(1)		1,900		1,939
5.25%, 05/15/2041		1,895		2,049
5.25%, 05/15/2052		4,870		5,111
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2040		340		368
Utility Debt Securitization Authority
5.00%, 12/15/2033		1,000		1,011
5.00%, 12/15/2040		5,000		5,152
5.00%, 12/15/2041		7,800		8,516

Total New York				1,765,266

North Carolina – 1.03%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2050(1)		1,500		1,594

	$		$
City of Asheville NC
5.00%, 04/01/2039		625		689
5.00%, 04/01/2040		1,660		1,817
5.00%, 04/01/2041		1,000		1,085
5.00%, 04/01/2042		1,465		1,576
5.00%, 04/01/2043		1,525		1,627
City of Charlotte NC
4.00%, 06/01/2038		2,450		2,452
City of Charlotte NC Water & Sewer System Revenue
5.00%, 07/01/2054		7,065		7,462
County of Alamance NC
2.00%, 05/01/2034		1,445		1,179
2.00%, 05/01/2035		2,000		1,591
County of Forsyth NC
1.63%, 03/01/2034		1,010		809
County of Johnston NC
2.00%, 02/01/2034		1,060		875
County of New Hanover NC
5.00%, 10/01/2034		1,000		1,050
Cumberland County Industrial Facilities & Pollution Control Financing Authority
3.75%, 12/01/2027(1)		15,740		15,762
Greater Asheville Regional Airport Authority
5.00%, 07/01/2035		1,750		1,843
5.00%, 07/01/2036		1,505		1,579
5.00%, 07/01/2037		1,520		1,596
5.00%, 07/01/2037		1,780		1,860
5.25%, 07/01/2038		1,200		1,286
5.25%, 07/01/2040		500		535
5.25%, 07/01/2041		1,210		1,286
5.25%, 07/01/2042		1,000		1,055
5.25%, 07/01/2042		1,100		1,155
5.25%, 07/01/2043		1,850		1,943
5.25%, 07/01/2048		2,565		2,650
North Carolina Capital Facilities Finance Agency
5.00%, 05/01/2031		1,000		1,066
North Carolina Housing Finance Agency
3.20%, 07/01/2056(1)		9,870		9,863
3.75%, 07/01/2052		2,900		2,901
4.00%, 01/01/2050		2,580		2,593
5.00%, 04/01/2029(1)		3,841		4,032
5.50%, 01/01/2054		7,890		8,395
5.75%, 01/01/2054		9,510		10,115
6.00%, 07/01/2053		4,170		4,436
6.25%, 01/01/2055		3,500		3,877
6.25%, 01/01/2055		5,425		5,872
6.25%, 01/01/2055		7,970		8,649
6.25%, 07/01/2055		2,695		2,952
6.25%, 01/01/2056		4,500		5,024
North Carolina Medical Care Commission
2.55%, 06/01/2048(1)		3,955		3,922
3.00%, 02/01/2033		845		766
4.00%, 09/01/2034		2,510		2,453
4.25%, 09/01/2028		550		549
5.00%, 03/01/2028		155		159
5.00%, 02/01/2051(1)		1,000		1,015
North Carolina State Education Assistance Authority
5.50%, 06/01/2029		1,000		1,058
5.50%, 06/01/2030		2,390		2,545
5.50%, 06/01/2033		3,000		3,228
North Carolina Turnpike Authority
5.00%, 01/01/2028		1,700		1,781
5.00%, 01/01/2049		4,030		4,103
Raleigh Durham Airport Authority
5.00%, 05/01/2025		3,000		3,004
5.00%, 05/01/2035		2,900		2,953
Raleigh Housing Authority
5.00%, 08/01/2028(1)		265		275
5.00%, 08/01/2028(1)		350		364
State of North Carolina
2.00%, 06/01/2030		2,005		1,840
2.00%, 03/01/2036		2,230		1,744
5.00%, 05/01/2026		4,750		4,870
5.00%, 05/01/2027		7,500		7,827
Winston-Salem State University
5.00%, 06/01/2034		900		912

Total North Carolina				171,499

North Dakota – 0.38%
City of Grand Forks ND
4.00%, 12/01/2037		675		648
4.00%, 12/01/2041		1,830		1,675
4.00%, 12/01/2046		1,425		1,241

	$		$
5.00%, 12/01/2027		1,110		1,143
5.00%, 12/01/2028		1,500		1,556
5.00%, 12/01/2031		2,650		2,770
5.00%, 12/01/2034		725		777
5.00%, 12/01/2036		545		578
5.00%, 12/01/2038		500		526
5.00%, 12/01/2040		500		519
5.00%, 12/01/2042		500		514
City of Horace ND
4.50%, 05/01/2039		2,600		2,545
City of Mayville ND
5.00%, 05/01/2033		1,445		1,478
5.25%, 05/01/2038		1,000		1,009
North Dakota Building Authority
5.00%, 12/01/2038		2,000		2,113
North Dakota Housing Finance Agency
3.00%, 07/01/2051		3,885		3,827
3.00%, 01/01/2052		1,075		1,057
3.25%, 01/01/2027		415		415
3.25%, 07/01/2027		1,465		1,465
3.30%, 07/01/2028		1,580		1,577
5.00%, 07/01/2042		2,375		2,473
5.75%, 01/01/2054		6,335		6,747
6.00%, 07/01/2055		3,250		3,582
6.25%, 01/01/2054		650		705
North Dakota Public Finance Authority
5.00%, 10/01/2032		4,605		5,169
5.00%, 10/01/2033		8,765		9,913
5.00%, 10/01/2042		2,500		2,706
Williston Basin School District No 7
4.13%, 08/01/2042		2,340		2,218
4.25%, 08/01/2044		2,535		2,398

Total North Dakota				63,344

Ohio – 1.80%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2037		700		660
4.00%, 11/15/2038		450		419
5.25%, 11/15/2031		530		541
5.25%, 11/15/2032		645		658
5.25%, 11/15/2033		1,770		1,802
5.25%, 11/15/2046		1,255		1,262
American Municipal Power, Inc.
4.00%, 02/15/2036		1,975		1,984
4.00%, 02/15/2038		1,985		1,966
5.00%, 02/15/2035		3,285		3,517
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048		3,100		2,228
4.00%, 06/01/2048		1,000		866
5.00%, 06/01/2027		1,365		1,403
5.00%, 06/01/2055		12,305		10,846
Chippewa Local School District
5.00%, 12/01/2041		1,170		1,222
City of Cleveland OH Income Tax Revenue
3.00%, 10/01/2036		500		451
3.00%, 10/01/2037		1,000		889
City of Cuyahoga Falls OH
5.00%, 10/29/2025		1,955		1,968
City of Martins Ferry OH
4.25%, 12/16/2025(5)		1,150		1,156
City of Norwood OH
5.00%, 12/01/2035		750		768
5.00%, 12/01/2041		500		498
City of Upper Arlington OH
5.75%, 12/01/2042		500		506
Clear Fork Valley Local School District
3.00%, 12/01/2036		1,855		1,584
Clermont County Port Authority
5.00%, 12/01/2029		750		760
5.00%, 12/01/2030		850		861
Columbus Regional Airport Authority
5.00%, 01/01/2030		3,000		3,180
5.00%, 01/01/2031		4,860		5,176
5.00%, 01/01/2032		4,485		4,800
5.00%, 01/01/2033		4,300		4,616
5.00%, 01/01/2034		3,120		3,359
5.00%, 01/01/2036		2,385		2,555
5.25%, 01/01/2042		10,750		11,371
5.25%, 01/01/2043		13,450		14,158
Columbus-Franklin County Finance Authority
2.70%, 11/15/2033		550		479
4.82%, 11/01/2043		1,000		1,008

	$		$
5.00%, 12/01/2028(1)		2,100		2,193
County of Allen OH Hospital Facilities Revenue
4.00%, 12/01/2040		2,000		1,910
5.00%, 12/01/2029		585		630
County of Franklin OH
5.00%, 11/01/2048		4,350		4,631
5.80%, 05/20/2044		1,150		1,156
County of Hamilton OH
5.00%, 11/15/2049		2,540		2,701
County of Lake OH
5.00%, 12/01/2046		1,890		1,947
County of Montgomery OH
5.00%, 08/01/2025		515		518
5.25%, 09/01/2044		500		521
5.25%, 09/01/2049		3,500		3,603
County of Muskingum OH
5.00%, 02/15/2044		2,480		2,424
5.00%, 02/15/2048		1,700		1,659
County of Ross OH
5.00%, 12/01/2039		1,900		1,935
County of Scioto OH
5.00%, 02/15/2029		900		925
Euclid City School District
5.25%, 01/15/2044		3,925		3,961
Forest Hills Local School District
5.00%, 12/01/2044		4,725		4,729
Franklin County Convention Facilities Authority
5.00%, 12/01/2035		8,000		8,893
5.00%, 12/01/2036		8,850		9,781
5.00%, 12/01/2037		9,000		9,853
5.00%, 12/01/2038		2,795		3,046
Lancaster Port Authority
5.00%, 02/01/2055(1)		3,500		3,690
Miami University/Oxford OH
4.00%, 09/01/2036		1,000		1,004
5.00%, 09/01/2030		475		520
5.00%, 09/01/2032		1,000		1,082
5.00%, 09/01/2034		700		716
North Olmsted City School District
5.00%, 10/15/2048		1,450		1,480
Oberlin City School District
5.00%, 11/01/2032		200		218
5.00%, 11/01/2033		405		444
5.00%, 11/01/2034		300		329
5.00%, 11/01/2035		405		440
5.00%, 11/01/2036		300		324
5.00%, 11/01/2037		300		322
5.00%, 11/01/2038		300		322
5.00%, 11/01/2039		300		321
Ohio Air Quality Development Authority
2.88%, 02/01/2026		5,400		5,335
3.70%, 04/01/2028		5,045		5,038
3.75%, 01/15/2028(5)		7,075		7,073
3.75%, 01/01/2029		8,000		7,972
4.00%, 09/01/2030(1)		1,500		1,514
4.25%, 11/01/2039(1)		9,985		10,083
4.50%, 01/15/2048(5)		2,790		2,588
Ohio Higher Educational Facility Commission
5.00%, 01/01/2032		235		246
5.00%, 10/01/2032		1,000		1,055
5.00%, 01/01/2033		285		302
5.00%, 01/01/2034		515		536
5.25%, 01/01/2035		685		731
5.25%, 01/01/2036		500		532
5.25%, 01/01/2037		420		445
Ohio Housing Finance Agency
3.37%, 03/01/2028(1)		2,700		2,707
4.50%, 03/01/2050		100		101
5.00%, 09/01/2028		50		53
5.00%, 03/01/2029		50		53
5.00%, 09/01/2029		100		107
5.00%, 03/01/2030		100		107
5.00%, 09/01/2030		100		108
5.00%, 03/01/2031		100		108
5.00%, 09/01/2031		100		108
5.00%, 03/01/2032		75		81
5.00%, 09/01/2032		100		109
5.00%, 03/01/2033		150		163
5.00%, 09/01/2033		75		81
5.00%, 03/01/2052		825		853
6.25%, 03/01/2056		6,200		6,837

	$		$
7.50%, 03/01/2049		2,000		2,435
Ohio State University
4.00%, 12/01/2040		8,135		8,055
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039		1,100		1,187
Ohio Water Development Authority
5.00%, 06/01/2031		450		500
5.00%, 12/01/2031		600		670
5.00%, 06/01/2032		350		393
5.00%, 06/01/2033		350		394
5.00%, 12/01/2033		400		449
5.00%, 06/01/2034		300		335
5.00%, 12/01/2034		425		473
5.00%, 06/01/2035		500		555
5.00%, 12/01/2035		600		664
5.00%, 12/01/2038		1,760		1,854
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/01/2037		2,500		2,788
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(5)		895		897
State of Ohio
2.75%, 01/01/2052(1)		2,215		2,170
5.00%, 02/01/2028		1,295		1,375
5.00%, 03/01/2028		690		734
5.00%, 03/01/2028		860		914
5.00%, 03/15/2028		1,725		1,835
5.00%, 01/01/2030		1,170		1,225
5.00%, 12/15/2030		1,500		1,655
5.00%, 12/15/2031		1,000		1,094
5.00%, 12/15/2032		1,000		1,090
5.00%, 12/15/2033		1,000		1,085
5.00%, 12/15/2034		1,000		1,079
5.00%, 10/01/2035		1,410		1,465
5.00%, 12/31/2035		1,010		1,013
5.00%, 05/01/2036		3,630		3,636
5.00%, 10/01/2036		2,895		3,020
5.00%, 05/01/2037		4,915		5,062
5.00%, 12/31/2039		4,110		4,120
5.00%, 03/01/2040		3,200		3,435
University of Akron
4.00%, 01/01/2027		2,780		2,827
5.00%, 01/01/2034		2,000		2,027
5.00%, 01/01/2035		2,500		2,528
5.00%, 01/01/2037		6,675		6,740
5.00%, 01/01/2038		5,225		5,273
Warren County Port Authority
4.00%, 12/01/2041		570		513
Youngstown State University
3.00%, 12/15/2033		730		669

Total Ohio				301,004

Oklahoma – 0.76%
Cache Educational Facilities Authority
5.00%, 09/01/2034		1,500		1,606
Canadian County Educational Facilities Authority
4.00%, 09/01/2025		1,500		1,505
5.00%, 09/01/2026		330		339
Edmond Public Works Authority
5.00%, 07/01/2037		400		427
5.00%, 07/01/2038		425		452
5.00%, 01/01/2039		450		477
Grady County School Finance Authority
5.00%, 09/01/2028		375		393
5.00%, 09/01/2030		1,235		1,289
Kingston Economic Development Authority
5.00%, 08/20/2029		410		436
5.00%, 08/20/2030		305		327
5.00%, 08/20/2031		560		605
Lincoln County Educational Facilities Authority
3.25%, 10/15/2034		4,945		4,574
McClain County Economic Development Authority
5.25%, 09/01/2037		1,000		1,085
5.25%, 09/01/2038		1,000		1,080
5.25%, 09/01/2039		1,000		1,074
Muskogee Industrial Trust
4.00%, 09/01/2029		3,010		2,993
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2029		500		512
Oklahoma City Airport Trust
5.00%, 07/01/2026		2,195		2,242
5.00%, 07/01/2030		1,350		1,403
5.00%, 07/01/2031		2,820		2,925

	$		$
5.00%, 07/01/2032		2,960		3,064
5.00%, 07/01/2035		3,240		3,331
Oklahoma County Finance Authority
5.00%, 10/01/2030		800		869
5.00%, 10/01/2031		1,600		1,754
5.00%, 10/01/2037		1,000		1,096
5.00%, 10/01/2038		1,000		1,090
5.00%, 10/01/2039		1,150		1,245
5.00%, 10/01/2040		1,500		1,619
Oklahoma Department of Transportation
5.00%, 09/01/2030		1,015		1,080
Oklahoma Development Finance Authority
5.00%, 08/01/2026		75		76
5.00%, 08/01/2030		1,010		1,040
Oklahoma Housing Finance Agency
6.25%, 09/01/2056		4,500		5,024
6.50%, 09/01/2054		465		518
6.50%, 03/01/2056		6,435		7,248
Oklahoma Industries Authority
5.00%, 04/01/2028		5,945		6,276
5.00%, 04/01/2032		8,900		9,811
Oklahoma Turnpike Authority
5.00%, 01/01/2026		2,500		2,541
5.00%, 01/01/2027		3,000		3,114
5.00%, 01/01/2028		2,905		3,068
5.00%, 01/01/2039		4,400		4,777
5.00%, 01/01/2041		6,450		6,995
5.00%, 01/01/2042		1,050		1,065
5.00%, 01/01/2042		8,350		8,989
5.00%, 01/01/2043		4,300		4,607
5.50%, 01/01/2053		4,000		4,278
5.50%, 01/01/2054		2,500		2,723
Oklahoma Water Resources Board
3.00%, 10/01/2041		1,545		1,284
5.00%, 10/01/2038		565		614
5.00%, 10/01/2039		530		574
Stillwater Utilities Authority
5.00%, 10/01/2037		1,000		1,082
5.00%, 10/01/2038		675		730
5.00%, 10/01/2039		725		781
Tulsa Airports Improvement Trust
5.00%, 06/01/2031		1,120		1,158
5.00%, 06/01/2033		1,240		1,276
Tulsa County Home Finance Authority
5.75%, 01/01/2056		3,875		4,202
Tulsa County Independent School District No 9 Union
2.00%, 04/01/2027		2,675		2,599

Total Oklahoma				127,342

Oregon – 0.97%
Astoria Hospital Facilities Authority
5.00%, 08/01/2034		3,130		3,388
5.25%, 08/01/2037		1,955		2,122
5.25%, 08/01/2039		1,100		1,180
5.25%, 08/01/2040		1,000		1,063
City of Forest Grove OR
5.00%, 05/01/2027		1,195		1,220
5.00%, 05/01/2029		1,315		1,352
City of Portland OR Sewer System Revenue
5.00%, 10/01/2049		1,250		1,313
Coos County School District No 9 Coos Bay
5.00%, 06/15/2043		1,010		1,031
County of Clackamas OR
1.75%, 06/01/2038		1,215		841
Curry Health District
5.00%, 01/01/2032		815		868
5.00%, 01/01/2033		605		646
5.00%, 01/01/2034		900		961
5.00%, 01/01/2035		945		1,008
Deschutes County Administrative School District No 1 Bend-La Pine
3.00%, 06/15/2029		3,000		2,959
Hillsboro School District No 1J
4.00%, 06/15/2037		2,250		2,270
5.00%, 06/15/2028		1,525		1,593
Medford Water Commission
5.00%, 07/15/2054		1,000		1,050
Metro
5.00%, 06/15/2042		5,450		5,572
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow
0.00%, 06/15/2034		7,150		4,811
Multnomah-Clackamas Counties Centennial School District No 28JT
5.00%, 06/15/2045		950		1,000

	$		$
Oregon City School District No 62
0.00%, 06/15/2030		800		670
0.00%, 06/15/2031		1,000		806
Oregon Health & Science University
5.00%, 07/01/2038		1,000		1,016
5.00%, 07/01/2046(1)		555		590
Oregon State Facilities Authority
5.00%, 06/01/2030		5,000		5,304
Pacific Communities Health District
5.00%, 06/01/2032		1,150		1,172
Port of Morrow OR
5.15%, 10/01/2026(5)		17,740		17,755
Port of Portland OR Airport Revenue
5.00%, 07/01/2028		1,000		1,045
5.00%, 07/01/2029		750		791
5.00%, 07/01/2031		1,000		1,019
5.00%, 07/01/2032		12,930		13,926
5.00%, 07/01/2033		1,375		1,429
5.00%, 07/01/2035		3,240		3,285
5.00%, 07/01/2036		2,200		2,340
5.00%, 07/01/2038		1,370		1,439
5.00%, 07/01/2038		4,440		4,687
5.00%, 07/01/2038		7,075		7,469
5.00%, 07/01/2039		4,660		4,891
5.00%, 07/01/2039		8,790		9,226
5.00%, 07/01/2045		2,420		2,451
5.25%, 07/01/2039		7,000		7,481
5.25%, 07/01/2043		19,945		20,969
5.25%, 07/01/2044		2,340		2,449
5.25%, 07/01/2045		3,485		3,633
Salem Hospital Facility Authority
4.00%, 05/15/2030		190		188
State of Oregon
5.00%, 05/01/2026		1,780		1,824
State of Oregon Housing & Community Services Department
2.65%, 07/01/2039		980		773
4.00%, 07/01/2051		2,380		2,394
6.50%, 07/01/2054		3,500		3,878

Total Oregon				161,148

Other Territory – 0.15%
FHLMC Multifamily VRD Certificates
4.76%, 08/25/2041		21,661		22,504
Freddie Mac Multifamily ML Certificates
0.00%, 07/25/2038(1)		544		562
3.16%, 12/25/2038		1,993		1,774

Total Other Territory				24,840

Pennsylvania – 3.74%
Adams County General Authority
3.60%, 06/01/2029		700		689
Allegheny County Airport Authority
4.00%, 01/01/2046		1,000		905
5.00%, 01/01/2033		2,200		2,359
5.00%, 01/01/2033		6,365		6,685
5.25%, 01/01/2038		1,000		1,073
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032		300		307
4.00%, 03/01/2033		300		305
4.00%, 03/01/2035		345		347
Allegheny County Hospital Development Authority
5.00%, 07/15/2025		2,370		2,383
5.00%, 07/15/2033		3,275		3,434
Allegheny County Industrial Development Authority
3.50%, 12/01/2031		810		389
4.00%, 12/01/2041		1,720		826
4.25%, 12/01/2050		1,915		919
Allegheny County Sanitary Authority
5.00%, 12/01/2035		750		833
5.00%, 12/01/2036		625		687
5.00%, 12/01/2037		850		929
5.00%, 12/01/2038		1,000		1,087
5.00%, 12/01/2039		700		756
5.00%, 12/01/2045		2,300		2,317
Allentown City School District
5.00%, 02/01/2032		470		493
5.00%, 06/01/2037		1,300		1,318
Allentown Commercial & Industrial Development Authority
5.00%, 07/01/2032(5)		1,115		1,147
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(5)		755		770
5.00%, 05/01/2028(5)		1,055		1,078
5.00%, 05/01/2032(5)		1,055		1,064

	$		$
5.00%, 05/01/2042(5)		5,490		5,507
6.00%, 05/01/2042(5)		450		467
Bucks County Industrial Development Authority
5.00%, 07/01/2033		640		666
5.00%, 07/01/2034		565		585
5.00%, 07/01/2035		435		449
5.00%, 07/01/2036		665		684
5.00%, 07/01/2037		1,410		1,445
5.00%, 07/01/2038		1,460		1,490
5.00%, 07/01/2039		1,510		1,536
Capital Region Water Revenue
5.00%, 07/15/2025		1,000		1,005
Capital Region Water Sewer Revenue
5.00%, 07/15/2028		350		366
5.00%, 07/15/2042		1,250		1,269
Chester County Health & Education Facilities Authority
5.00%, 10/01/2032		1,090		1,125
Chester County Industrial Development Authority
4.00%, 10/01/2039(5)		1,325		1,215
5.00%, 10/15/2032(5)		1,215		1,223
5.13%, 10/15/2037		1,010		999
Chester County School Authority
5.00%, 04/01/2041		600		633
5.00%, 04/01/2042		500		523
5.00%, 04/01/2043		425		443
5.00%, 04/01/2044		600		622
5.00%, 04/01/2045		900		932
City of Erie Higher Education Building Authority
5.00%, 05/01/2026		255		259
5.00%, 05/01/2027		285		292
City of Philadelphia PA
5.00%, 08/01/2027		1,500		1,568
5.00%, 08/01/2028		6,000		6,038
5.00%, 02/01/2029		3,175		3,396
5.00%, 08/01/2031		8,000		8,331
5.00%, 08/01/2033		2,000		2,064
City of Philadelphia PA Airport Revenue
4.00%, 07/01/2037		2,085		2,058
5.00%, 07/01/2026		1,000		1,022
5.00%, 07/01/2026		1,155		1,185
5.00%, 07/01/2027		1,520		1,590
5.00%, 07/01/2029		230		243
5.00%, 07/01/2030		1,000		1,026
5.00%, 07/01/2031		2,000		2,048
5.00%, 07/01/2032		3,100		3,170
5.00%, 07/01/2033		1,000		1,021
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026		1,165		1,203
5.00%, 11/01/2027		1,540		1,617
5.00%, 10/01/2043		2,500		2,571
City of Reading PA
5.00%, 11/01/2027		2,330		2,441
Coatesville School District
5.00%, 08/01/2025		875		880
5.25%, 11/15/2037		13,465		14,164
Commonwealth Financing Authority
4.00%, 06/01/2039		15,000		14,063
5.00%, 06/01/2027		750		783
5.00%, 06/01/2027		1,500		1,551
5.00%, 06/01/2027		2,165		2,260
5.00%, 06/01/2028		2,555		2,673
5.00%, 06/01/2031		1,000		1,037
Commonwealth of Pennsylvania
3.00%, 05/15/2036		1,045		937
3.20%, 03/01/2029		6,335		6,258
3.35%, 03/01/2030		9,430		9,364
3.50%, 03/01/2031		6,220		6,196
4.00%, 02/01/2032		2,380		2,390
5.00%, 07/15/2025		9,095		9,152
5.00%, 09/01/2025		15,000		15,137
5.00%, 08/15/2031		2,675		2,691
5.00%, 08/15/2033		6,000		6,769
5.00%, 08/15/2035		10,000		11,269
5.00%, 08/15/2036		10,000		11,199
5.00%, 07/01/2043		4,000		4,083
County of Lehigh PA
5.00%, 07/01/2044		1,000		1,007
Cumberland County Municipal Authority
4.00%, 01/01/2033		370		357
Cumberland Valley School District
5.00%, 12/01/2040		250		264

	$		$
5.00%, 12/01/2041		365		383
5.00%, 12/01/2042		340		357
5.00%, 12/01/2043		310		325
5.00%, 12/01/2046		635		661
5.00%, 12/01/2049		350		361
5.00%, 12/01/2053		1,000		1,029
Dauphin County General Authority
5.00%, 10/15/2030(5)		2,000		1,758
5.00%, 06/01/2034		2,745		2,778
5.00%, 06/01/2035		1,145		1,158
Delaware County Authority
5.00%, 08/01/2030		1,150		1,157
Delaware County Vocational & Technical School Authority
4.00%, 11/01/2054		10,000		8,965
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2044		760		781
Delaware River Port Authority
5.00%, 01/01/2037		9,800		9,806
Doylestown Hospital Authority
5.00%, 07/01/2031(5)		500		523
5.00%, 07/01/2049		130		139
5.00%, 07/01/2049		1,180		1,181
Easton Area School District
5.00%, 04/01/2029		1,000		1,021
Geisinger Authority
5.00%, 02/15/2034		3,655		3,737
5.00%, 04/01/2043(1)		650		666
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038		1,970		2,046
Hamburg Area School District
3.00%, 04/01/2035		1,400		1,272
Haverford Township School District
5.00%, 03/15/2044		500		522
Indiana County Industrial Development Authority
5.00%, 05/01/2029		740		776
Jefferson County Hospital Authority PA
4.50%, 01/15/2027(5)		2,000		2,008
Lancaster County Hospital Authority
5.00%, 11/01/2051		1,530		1,540
Lancaster School District
5.00%, 06/01/2041		3,500		3,713
Monroeville Finance Authority
5.00%, 05/15/2034		640		702
Montgomery County Higher Education & Health Authority
5.00%, 10/01/2028		1,000		980
5.00%, 09/01/2031		1,050		1,099
5.00%, 09/01/2032		1,000		1,054
5.00%, 09/01/2033		305		321
5.00%, 10/01/2036		1,320		1,203
5.00%, 10/01/2040		1,595		1,384
Municipality of Penn Hills PA
0.00%, 12/01/2030		365		289
Northampton County General Purpose Authority
4.00%, 08/15/2043		17,080		15,903
5.00%, 08/15/2034		6,100		6,673
5.00%, 08/15/2036		455		460
Palmyra Area School District
5.00%, 06/01/2030		1,220		1,223
Pennsylvania Economic Development Financing Authority
0.00%, 06/01/2041(1)		35,000		35,003
4.25%, 08/01/2038(1)		33,000		32,990
5.00%, 05/15/2031		7,175		7,741
5.00%, 05/15/2032		700		765
5.00%, 05/15/2032		850		929
5.00%, 05/15/2033		525		576
5.00%, 05/15/2033		550		604
5.00%, 05/15/2034		700		771
5.00%, 05/15/2034		750		827
5.00%, 08/01/2049		5,900		6,178
5.25%, 06/30/2036		3,000		3,187
5.25%, 07/01/2046		1,535		1,580
5.50%, 06/30/2037		5,450		5,853
5.50%, 06/30/2038		5,450		5,842
Pennsylvania Higher Education Assistance Agency
5.00%, 06/01/2029		1,550		1,619
5.00%, 06/01/2030		4,730		4,966
5.00%, 06/01/2031		6,945		7,317
5.00%, 06/01/2032		4,000		4,202
5.00%, 06/01/2033		1,875		1,967
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2025		1,660		1,667

	$		$
5.00%, 08/15/2029		1,600		1,660
5.00%, 10/01/2034		1,250		1,262
5.00%, 12/01/2038		1,710		1,710
5.00%, 08/15/2042		2,750		2,791
5.25%, 11/01/2048		1,000		1,055
Pennsylvania Housing Finance Agency
2.60%, 04/01/2046		1,500		1,061
3.00%, 10/01/2049		3,265		3,230
3.00%, 10/01/2051		5,000		4,866
3.00%, 10/01/2052		390		379
3.50%, 04/01/2051		310		309
4.25%, 10/01/2052		4,795		4,845
5.75%, 10/01/2053		3,970		4,207
6.00%, 10/01/2054		2,000		2,164
6.25%, 10/01/2053		11,860		12,838
Pennsylvania State University
5.00%, 09/01/2041		1,080		1,101
Pennsylvania Turnpike Commission
4.00%, 12/01/2038		360		360
5.00%, 06/01/2027		14,000		14,310
5.00%, 06/01/2028		2,085		2,129
5.00%, 12/01/2031		350		388
5.00%, 06/01/2032		2,000		2,056
5.00%, 12/01/2032		1,295		1,449
5.00%, 12/01/2033		375		417
5.00%, 12/01/2033		5,250		5,878
5.00%, 12/01/2034		300		332
5.00%, 12/01/2034		2,155		2,385
5.00%, 12/01/2035		500		550
5.00%, 12/01/2035		575		634
5.00%, 12/01/2035		1,800		2,023
5.00%, 12/01/2035		2,000		2,067
5.00%, 12/01/2035		2,000		2,248
5.00%, 12/01/2036		2,835		3,164
5.00%, 12/01/2037		450		487
5.00%, 12/01/2037		550		597
5.00%, 12/01/2037		2,100		2,317
5.00%, 12/01/2037		2,825		3,117
5.00%, 06/01/2039		3,000		3,034
5.00%, 12/01/2039		1,000		1,081
5.00%, 12/01/2040		5,000		5,017
5.00%, 12/01/2040		5,000		5,028
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
5.00%, 12/01/2038		1,035		1,075
5.25%, 12/01/2044		3,180		3,289
Pennsylvania Turnpike Commission Registration Fee Revenue
3.72% (SIFMA Municipal Swap Index Yield + 0.85%), 07/15/2041(2)		6,925		6,922
Philadelphia Authority for Industrial Development
3.45%, 07/01/2054(1)		5,000		5,000
4.50%, 06/15/2034(5)		1,385		1,365
5.00%, 05/01/2030		890		898
5.00%, 07/01/2033		2,000		2,060
Philadelphia Gas Works Co.
4.00%, 08/01/2036		1,000		1,006
5.00%, 08/01/2025		450		453
5.00%, 08/01/2027		750		785
5.00%, 08/01/2028		625		665
5.00%, 08/01/2029		1,000		1,079
5.00%, 08/01/2032		1,000		1,081
5.00%, 08/01/2033		1,250		1,347
5.00%, 08/01/2034		1,410		1,517
5.00%, 08/01/2035		1,000		1,072
5.00%, 08/01/2036		1,690		1,804
Pittsburgh School District
3.00%, 09/01/2039		3,290		2,752
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2036		400		422
5.00%, 09/01/2038		1,000		1,048
5.00%, 09/01/2046		2,360		2,500
Plum Boro School District
5.00%, 05/15/2034		430		458
5.00%, 05/15/2040		995		1,038
5.00%, 05/15/2044		1,415		1,461
5.00%, 05/15/2045		1,475		1,520
Reading School District
5.00%, 03/01/2035		1,100		1,127
5.00%, 03/01/2036		1,250		1,278
Ridley School District
5.00%, 11/15/2043		3,055		3,172
School District of Philadelphia
5.00%, 09/01/2029		1,500		1,599

	$		$
5.00%, 09/01/2030		3,985		4,070
5.00%, 09/01/2031		1,000		1,020
5.00%, 09/01/2031		1,200		1,260
5.00%, 09/01/2032		1,200		1,257
5.00%, 09/01/2032		2,200		2,325
5.00%, 09/01/2033		960		1,017
5.00%, 09/01/2036		2,200		2,283
5.00%, 09/01/2043		1,690		1,723
Scranton School District
5.00%, 06/01/2033		530		559
5.00%, 06/01/2035		515		541
State Public School Building Authority
5.00%, 06/15/2025		3,000		3,011
5.00%, 06/01/2026		180		181
5.00%, 06/01/2031		2,500		2,572
5.00%, 12/01/2032		725		751
5.00%, 12/01/2032		2,335		2,396
5.25%, 09/15/2030		990		1,036
Steel Valley School District
5.00%, 11/01/2041		885		924
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2038		1,000		1,002
Tulpehocken Area School District
5.25%, 10/01/2041		4,340		4,565
Upper Merion Area School District
5.00%, 01/15/2030		600		611
Westmoreland County Municipal Authority
5.00%, 08/15/2047		4,000		4,153
5.00%, 08/15/2049		1,000		1,033
Wilkes-Barre Area School District
5.00%, 08/01/2036		2,125		2,172
York County School of Technology Authority
5.00%, 02/15/2028		400		401

Total Pennsylvania				623,651

Puerto Rico – 1.54%
Commonwealth of Puerto Rico
0.00%, 11/01/2043(1)		38,397		24,046
0.00%, 11/01/2051(1)		43,079		26,764
4.00%, 07/01/2033		13,090		12,817
4.00%, 07/01/2035		4,835		4,619
4.00%, 07/01/2046		2,560		2,232
5.38%, 07/01/2025		895		899
5.63%, 07/01/2027		17,133		17,739
5.63%, 07/01/2029		1,552		1,662
5.75%, 07/01/2031		11,771		12,933
GDB Debt Recovery Authority of Puerto Rico
7.50%, 08/20/2040		7,395		7,230
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(5)		2,900		2,625
4.00%, 07/01/2042(5)		6,000		5,385
5.00%, 07/01/2028(5)		2,075		2,141
5.00%, 07/01/2033(5)		4,540		4,710
5.00%, 07/01/2035(5)		5,555		5,704
5.00%, 07/01/2037(5)		1,675		1,719
5.00%, 07/01/2037(5)		3,810		3,924
5.00%, 07/01/2047(5)		13,525		13,516
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037		240		220
5.00%, 07/01/2032		250		264
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2027		2,061		1,890
0.00%, 07/01/2033		8,101		5,805
4.33%, 07/01/2040		15,487		15,090
4.33%, 07/01/2040		41,759		40,690
4.55%, 07/01/2040		21,604		21,384
4.75%, 07/01/2053		3,974		3,821
5.00%, 07/01/2058		17,365		17,100

Total Puerto Rico				256,929

Rhode Island – 0.58%
City of Pawtucket RI
4.50%, 10/24/2025		3,145		3,161
Providence Redevelopment Agency
5.00%, 04/01/2028		1,200		1,201
Rhode Island Commerce Corp.
5.00%, 05/15/2036		10,530		11,678
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031		2,215		2,221
5.00%, 06/01/2033		650		717
5.00%, 05/15/2034		13,705		14,733
5.00%, 05/15/2035		480		514
5.00%, 09/01/2036		100		99

	$		$
5.00%, 05/15/2037		265		281
5.00%, 05/15/2038		320		338
5.00%, 05/15/2038		1,710		1,862
5.00%, 05/15/2040		265		277
5.00%, 05/15/2041		290		301
5.00%, 06/01/2041		1,485		1,569
5.00%, 05/15/2043		285		293
5.00%, 05/15/2044		200		205
5.25%, 05/15/2043		1,520		1,628
5.50%, 05/15/2040		1,205		1,308
5.50%, 05/15/2041		1,570		1,695
5.50%, 05/15/2047		4,130		4,417
5.50%, 05/15/2049		1,500		1,620
Rhode Island Housing & Mortgage Finance Corp.
3.30%, 04/01/2028		2,000		1,999
3.35%, 10/01/2055(1)		1,550		1,548
3.50%, 10/01/2050		640		637
4.00%, 10/01/2049		245		246
5.00%, 10/01/2026		395		407
5.00%, 04/01/2027		215		223
5.00%, 10/01/2027		250		262
5.00%, 10/01/2027		520		544
5.00%, 04/01/2028		480		506
5.00%, 10/01/2028		275		291
5.00%, 10/01/2029		285		304
5.00%, 10/01/2041		4,285		4,485
5.25%, 10/01/2049		1,700		1,778
Rhode Island Student Loan Authority
3.50%, 12/01/2034		245		229
4.13%, 12/01/2043		5,000		4,626
4.13%, 12/01/2043		6,990		6,251
5.00%, 12/01/2025		500		506
5.00%, 12/01/2026		750		766
5.00%, 12/01/2027		675		695
5.00%, 12/01/2027		1,000		1,031
5.00%, 12/01/2027		2,000		2,064
5.00%, 12/01/2028		910		942
5.00%, 12/01/2028		1,150		1,193
5.00%, 12/01/2028		1,200		1,248
5.00%, 12/01/2029		675		706
5.00%, 12/01/2029		1,830		1,914
5.00%, 12/01/2030		1,645		1,713
5.00%, 12/01/2032		1,900		1,998
5.00%, 12/01/2033		1,775		1,862
State of Rhode Island
4.13%, 08/01/2042		5,350		5,297

Total Rhode Island				96,389

South Carolina – 1.51%
Beaufort County School District
2.00%, 03/01/2034		1,400		1,153
Charleston Housing Authority
5.00%, 12/01/2041		3,000		2,894
City of Charleston SC Waterworks & Sewer System Revenue
5.00%, 01/01/2052		5,150		5,378
Patriots Energy Group Financing Agency
4.82% (SOFR + 1.90%), 02/01/2054(2)		5,350		5,514
5.25%, 02/01/2054(1)		33,700		36,039
5.25%, 10/01/2054(1)		9,600		10,180
Richland County School District No 2
3.00%, 03/01/2033		3,000		2,837
SCAGO Educational Facilities Corp. for Pickens School District
5.00%, 12/01/2030		500		501
South Carolina Jobs-Economic Development Authority
3.00%, 08/15/2038		555		441
4.00%, 11/01/2042		3,025		2,896
4.00%, 03/01/2062(1)		6,200		5,953
5.00%, 11/01/2031		12,000		13,103
5.00%, 11/15/2031		600		622
5.00%, 11/01/2032		1,700		1,866
5.00%, 11/15/2032		960		991
5.00%, 11/01/2033		2,030		2,236
5.00%, 11/15/2033		400		411
5.00%, 11/01/2034		19,875		21,903
5.00%, 05/01/2038		2,000		2,048
5.00%, 11/01/2038		6,350		6,800
5.00%, 05/01/2043		5,955		6,045
5.25%, 11/15/2039		1,000		1,040
5.25%, 11/01/2040		10,925		11,959
5.50%, 11/15/2044		500		515
South Carolina Ports Authority
5.00%, 07/01/2026		1,940		1,984

	$		$
5.00%, 07/01/2027		3,120		3,223
5.00%, 07/01/2028		1,100		1,148
South Carolina Public Service Authority
4.00%, 12/01/2037		4,000		3,897
4.13%, 12/01/2044		765		716
5.00%, 12/01/2031		2,860		3,104
5.00%, 12/01/2032		1,500		1,521
5.00%, 12/01/2032		3,670		3,949
5.00%, 12/01/2034		1,750		1,950
5.00%, 12/01/2034		2,355		2,624
5.00%, 12/01/2035		1,500		1,524
5.00%, 12/01/2035		2,000		2,219
5.00%, 12/01/2035		4,750		5,249
5.00%, 12/01/2036		2,000		2,202
5.00%, 12/01/2039		1,425		1,532
5.00%, 12/01/2041		1,600		1,615
5.00%, 12/01/2042		8,445		8,991
5.00%, 12/01/2044		3,000		3,140
5.00%, 12/01/2045		3,250		3,387
5.00%, 12/01/2046		1,140		1,182
5.00%, 12/01/2046		5,000		5,191
5.00%, 12/01/2047		2,250		2,330
5.00%, 12/01/2048		2,250		2,326
5.25%, 12/01/2038		10,000		10,939
5.25%, 12/01/2049		2,230		2,353
South Carolina State Housing Finance & Development Authority
3.75%, 01/01/2050		4,605		4,608
4.00%, 01/01/2050		415		417
4.00%, 07/01/2050		415		417
5.00%, 10/01/2026(1)		4,000		4,034
5.00%, 01/01/2030		210		225
5.00%, 01/01/2030		595		637
5.00%, 07/01/2030		470		506
5.00%, 01/01/2031		480		517
5.00%, 07/01/2031		475		513
5.00%, 01/01/2032		500		541
5.00%, 07/01/2032		525		569
5.00%, 01/01/2033		485		525
6.50%, 07/01/2055		7,000		7,900
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025		305		308
5.00%, 10/01/2035		5,325		5,518
Spartanburg County School District No 4
5.25%, 03/01/2052		3,295		3,456

Total South Carolina				252,312

South Dakota – 0.14%
Baltic School District No 49-1
5.50%, 12/01/2051		1,000		1,054
City of Watertown SD Sales Tax Revenue
3.00%, 12/01/2030		1,280		1,216
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2025		880		887
5.00%, 09/01/2026		2,000		2,052
5.00%, 11/01/2029		800		807
5.00%, 11/01/2030		1,000		1,008
South Dakota Housing Development Authority
3.00%, 11/01/2051		820		808
4.00%, 11/01/2047		1,855		1,857
5.00%, 05/01/2053		870		896
6.25%, 05/01/2055		940		1,018
6.25%, 11/01/2055		3,750		4,168
6.50%, 11/01/2055		7,035		7,959

Total South Dakota				23,730

Tennessee – 1.34%
Chattanooga Health Educational & Housing Facility Board
5.00%, 08/01/2026		265		272
5.00%, 12/01/2034		5,430		6,004
5.00%, 08/01/2044		1,500		1,514
5.25%, 12/01/2049		3,905		4,084
City of Memphis TN
5.00%, 04/01/2037		4,520		4,981
City of Memphis TN Electric System Revenue
5.00%, 12/01/2054		1,010		1,053
County of Knox TN
2.80%, 06/01/2031		3,000		2,826
Franklin Health & Educational Facilities Board
3.60%, 11/01/2029(1)		1,500		1,511
Hamilton County & Chattanooga Sports Authority
5.50%, 12/01/2045		725		806
5.75%, 12/01/2050		1,000		1,118

	$		$
Health Educational & Housing Facility Board of the City of Memphis
3.25%, 11/01/2029(1)		4,000		4,002
5.00%, 07/01/2027(1)		4,220		4,312
5.00%, 07/01/2027(1)		7,157		7,312
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2025		1,425		1,431
Knox County Health Educational & Housing Facility Board
4.05%, 12/01/2027(1)		5,710		5,786
4.63%, 12/01/2043		1,850		1,826
5.00%, 04/01/2027		1,740		1,780
5.00%, 12/01/2027(1)		1,603		1,649
5.00%, 07/01/2032		275		300
5.00%, 07/01/2033		325		356
5.00%, 07/01/2036		500		536
5.00%, 07/01/2037		900		965
5.00%, 07/01/2038		1,070		1,143
Memphis-Shelby County Airport Authority
5.00%, 07/01/2038		530		539
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 04/01/2026(1)		4,580		4,580
4.75%, 02/01/2048		469		457
5.00%, 10/01/2034		4,310		4,909
5.00%, 07/01/2035		2,490		2,515
Metropolitan Government of Nashville & Davidson County TN
1.75%, 01/01/2036		6,820		5,082
Metropolitan Government of Nashville & Davidson County TN Electric Revenue
5.25%, 05/15/2049		1,480		1,589
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
5.00%, 07/01/2036		2,000		2,063
Metropolitan Knoxville Airport Authority
5.00%, 06/01/2038		500		545
5.00%, 06/01/2039		350		379
5.00%, 06/01/2041		330		352
5.00%, 06/01/2042		1,545		1,635
Metropolitan Nashville Airport Authority
5.00%, 07/01/2030		1,950		2,068
5.00%, 07/01/2031		1,920		2,048
5.00%, 07/01/2036		2,050		2,131
5.25%, 07/01/2032		1,150		1,254
5.25%, 07/01/2033		1,000		1,090
5.25%, 07/01/2034		1,250		1,357
5.25%, 07/01/2035		1,375		1,485
5.25%, 07/01/2047		7,415		7,830
5.50%, 07/01/2036		1,125		1,230
5.50%, 07/01/2037		2,400		2,613
5.50%, 07/01/2038		3,225		3,494
5.50%, 07/01/2039		2,300		2,477
5.50%, 07/01/2040		2,000		2,142
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(5)		435		438
New Memphis Arena Public Building Authority
0.00%, 04/01/2029		625		593
0.00%, 04/01/2030		750		707
0.00%, 04/01/2031		650		608
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2028		1,070		1,100
5.00%, 05/01/2031		1,515		1,548
5.00%, 09/01/2049(1)		16,630		17,486
5.25%, 09/01/2039		14,870		15,778
Tennergy Corp.
5.50%, 10/01/2053(1)		5,000		5,257
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049(1)		9,955		9,974
5.00%, 05/01/2053(1)		4,065		4,189
Tennessee Housing Development Agency
2.15%, 07/01/2040		860		615
2.60%, 07/01/2039		395		309
2.80%, 07/01/2044		480		361
2.90%, 07/01/2039		875		723
3.00%, 01/01/2052		1,260		1,234
3.50%, 07/01/2055(1)		10,000		10,000
3.50%, 01/01/2056(1)		2,500		2,500
3.75%, 07/01/2052		1,855		1,855
3.85%, 07/01/2043		1,360		1,224
5.00%, 01/01/2053		2,835		2,914
6.25%, 01/01/2054		6,410		6,941
Tennessee State School Bond Authority
5.00%, 11/01/2040		25,000		25,302

Total Tennessee				223,087

Texas – 10.88%
Academy Independent School District
3.00%, 08/15/2046		1,475		1,112

	$		$
Alamito Public Facility Corp.
5.00%, 08/01/2044(1)		6,600		6,698
Allen Independent School District
5.00%, 02/15/2043		3,500		3,727
Arlington Higher Education Finance Corp.
4.00%, 08/15/2040		1,630		1,546
4.00%, 02/15/2044		3,500		3,287
4.25%, 08/15/2034		500		486
4.50%, 08/15/2039		1,535		1,469
5.00%, 08/15/2038		1,000		977
5.00%, 08/15/2041		2,000		2,120
Austin Affordable Pfc, Inc.
4.35%, 05/01/2043		1,100		1,052
Austin Community College District Public Facility Corp.
5.00%, 08/01/2028		310		324
5.00%, 08/01/2031		300		312
5.00%, 08/01/2031		580		603
Austin Independent School District
4.00%, 08/01/2032		2,835		2,943
4.00%, 08/01/2033		3,160		3,262
4.00%, 08/01/2034		3,620		3,717
4.00%, 08/01/2035		2,465		2,513
5.00%, 08/01/2039		3,600		3,939
5.00%, 08/01/2040		2,725		2,932
5.00%, 08/01/2041		5,100		5,454
5.00%, 08/01/2042		4,145		4,408
5.00%, 08/01/2048		1,500		1,539
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2025		1,780		1,789
5.00%, 10/01/2026		1,400		1,421
5.00%, 10/01/2028		1,925		1,968
5.00%, 10/01/2030		2,175		2,215
5.00%, 10/01/2033		2,000		2,024
5.00%, 10/01/2034		2,000		2,021
5.00%, 10/01/2036		1,000		1,004
Barbers Hill Independent School District
4.00%, 02/15/2041		1,625		1,579
5.00%, 02/15/2042		1,200		1,288
Bastrop Independent School District
5.00%, 02/15/2041		5,240		5,587
Baybrook Municipal Utility District No 1
4.00%, 05/01/2041		205		192
Birdville Independent School District
5.00%, 02/15/2026		725		739
Boerne Independent School District
3.13%, 02/01/2053(1)		2,220		2,212
Boling Independent School District
5.00%, 08/15/2037		825		905
5.00%, 08/15/2038		865		940
5.00%, 08/15/2039		910		983
5.00%, 08/15/2040		955		1,028
5.00%, 08/15/2041		1,000		1,069
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2032		1,175		1,235
Brazosport Independent School District
2.13%, 02/15/2033		1,310		1,116
Central Texas Regional Mobility Authority
4.00%, 01/01/2033		965		978
4.00%, 01/01/2033		1,000		1,007
5.00%, 01/01/2029		750		792
5.00%, 01/01/2031		600		646
5.00%, 01/01/2034		1,475		1,483
Central Texas Turnpike System
0.00%, 08/15/2025		5,500		5,431
5.00%, 08/15/2039		3,500		3,652
5.00%, 08/15/2042(1)		5,800		6,123
City of Amarillo TX
2.00%, 02/15/2041		1,510		1,029
City of Amarillo TX Waterworks & Sewer System Revenue
4.00%, 04/01/2039		1,310		1,281
4.00%, 04/01/2040		1,450		1,400
City of Austin TX
5.00%, 09/01/2037		2,900		3,169
City of Austin TX Airport System Revenue
5.00%, 11/15/2026		1,140		1,172
5.00%, 11/15/2028		1,000		1,002
City of Austin TX Electric Utility Revenue
5.00%, 11/15/2040		15,550		16,719
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2032		750		835
5.00%, 11/15/2034		500		549

	$		$
5.00%, 11/15/2036		3,000		3,029
5.00%, 11/15/2039		1,575		1,683
5.00%, 11/15/2039		3,675		3,982
5.00%, 11/15/2040		2,820		3,007
5.00%, 11/15/2040		4,100		4,431
5.00%, 11/15/2041		2,500		2,651
5.00%, 11/15/2041		6,185		6,639
City of Bryan TX
2.00%, 08/15/2032		1,000		853
2.25%, 08/15/2035		2,465		2,000
City of Cedar Park TX
1.88%, 02/15/2038		1,625		1,138
City of College Station TX
2.13%, 02/15/2040		2,000		1,412
2.25%, 02/15/2041		1,000		700
City of Corpus Christi TX Utility System Revenue
5.00%, 07/15/2025		2,495		2,510
5.00%, 07/15/2028		2,000		2,126
5.00%, 07/15/2029		3,890		4,187
5.00%, 07/15/2031		1,920		2,108
5.00%, 07/15/2032		3,130		3,466
City of Crandall TX
3.38%, 09/15/2026(5)		15		15
City of Dallas Housing Finance Corp.
4.63%, 10/01/2043		3,275		3,234
5.00%, 09/01/2026(1)		2,310		2,327
City of Dallas TX
5.00%, 02/15/2026		3,500		3,568
5.00%, 02/15/2026		10,800		11,011
5.00%, 02/15/2027		8,125		8,461
5.00%, 02/15/2027		10,000		10,413
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029		1,110		1,115
4.00%, 08/15/2030		2,085		2,092
City of Dallas TX Waterworks & Sewer System Revenue
4.00%, 10/01/2032		3,210		3,266
City of Denton TX
2.00%, 02/15/2039		1,340		938
City of Denton TX Utility System Revenue
5.00%, 12/01/2036		1,600		1,628
City of Eagle Pass TX Waterworks & Sewer System Revenue
5.00%, 12/01/2042		1,015		1,058
5.00%, 12/01/2044		1,120		1,159
City of El Paso TX
5.00%, 08/15/2033		670		745
5.00%, 08/15/2035		785		871
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034		1,725		1,857
5.00%, 03/01/2035		1,035		1,108
5.00%, 03/01/2036		2,355		2,511
5.00%, 03/01/2040		1,700		1,801
5.25%, 03/01/2049		2,500		2,645
City of Fort Worth TX
2.00%, 03/01/2040		3,000		2,035
City of Fort Worth TX Water & Sewer System Revenue
5.00%, 02/15/2040		5,950		6,337
City of Frisco TX
2.00%, 02/15/2041		820		559
City of Galveston TX Wharves & Terminal Revenue
5.25%, 08/01/2033		790		848
5.25%, 08/01/2038		1,175		1,239
5.25%, 08/01/2039		1,000		1,052
City of Garland TX
2.00%, 02/15/2040		2,205		1,486
5.00%, 02/15/2031		1,000		1,100
5.00%, 02/15/2032		1,000		1,111
5.00%, 02/15/2035		2,760		3,073
5.00%, 02/15/2036		1,000		1,106
5.00%, 02/15/2039		1,100		1,190
5.00%, 02/15/2041		1,600		1,709
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2032		1,250		1,371
5.00%, 08/15/2034		1,300		1,413
City of Grand Prairie TX
4.00%, 02/15/2039		1,300		1,288
City of Greenville TX Waterworks & Sewer System Revenue
5.00%, 02/15/2029		1,865		1,986
5.00%, 02/15/2041		2,155		2,283
5.00%, 02/15/2043		3,760		3,938
City of Houston TX
5.00%, 03/01/2028		1,000		1,035

	$		$
5.00%, 03/01/2031		2,880		3,066
5.00%, 03/01/2034		3,000		3,316
5.00%, 03/01/2038		535		578
City of Houston TX Airport System Revenue
5.00%, 07/01/2027		3,000		3,139
5.00%, 07/01/2029		1,000		1,042
5.00%, 07/15/2030		4,665		4,668
5.00%, 07/01/2033		1,770		1,868
5.00%, 07/01/2034		2,815		2,959
5.25%, 07/01/2042		2,540		2,668
5.50%, 07/15/2037		3,000		3,151
5.50%, 07/15/2038		5,150		5,393
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2035		300		305
4.00%, 11/15/2036		300		303
5.00%, 11/15/2026		11,105		11,498
5.00%, 11/15/2027		9,575		10,088
5.00%, 11/15/2035		15,000		16,662
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036		2,100		2,184
City of Mansfield TX
5.00%, 02/15/2034		485		546
5.00%, 02/15/2035		1,145		1,281
5.00%, 02/15/2036		695		774
5.00%, 02/15/2037		1,745		1,933
5.00%, 02/15/2038		1,900		2,092
5.00%, 02/15/2039		615		674
5.00%, 02/15/2040		970		1,054
5.00%, 02/15/2041		1,525		1,643
City of Odessa TX
4.00%, 03/01/2035		1,020		957
City of Plano TX
5.00%, 09/01/2034		1,950		1,965
City of Princeton TX
5.38%, 09/01/2045(5)		420		416
City of San Antonio TX
3.00%, 08/01/2029		3,545		3,447
4.00%, 08/01/2033		1,185		1,219
City of San Antonio TX Airport System
5.00%, 07/01/2027		2,000		2,073
5.00%, 07/01/2028		1,750		1,824
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(1)		22,440		21,517
1.75%, 02/01/2049(1)		4,000		3,948
2.00%, 02/01/2049(1)		15,940		15,089
5.00%, 02/01/2030		1,000		1,039
5.25%, 02/01/2041		20,000		21,494
5.25%, 02/01/2049		4,860		5,203
City of Waco TX
4.00%, 02/01/2039		1,605		1,580
Clear Creek Independent School District
5.00%, 02/15/2031		500		551
Clear Lake City Water Authority
3.00%, 03/01/2050		6,575		4,787
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032		345		322
3.00%, 08/15/2033		260		238
3.00%, 08/15/2034		490		438
3.00%, 08/15/2040		935		766
Club Municipal Management District No 1
5.10%, 09/01/2044(5)		1,000		961
Collin County Community College District
4.00%, 08/15/2038		3,300		3,291
Collin County Municipal Utility District No 2
4.00%, 09/01/2043		525		483
Comal County Water Control & Improvement District No 6
4.00%, 09/01/2045		1,790		1,633
4.00%, 09/01/2048		2,085		1,885
5.25%, 09/01/2030		2,375		2,507
Comal Independent School District
1.63%, 02/01/2032		2,485		2,074
3.00%, 02/15/2038		1,430		1,288
3.00%, 02/15/2039		1,185		1,039
3.00%, 02/01/2040		7,150		6,031
3.00%, 02/15/2041		2,500		2,129
5.00%, 02/15/2035		15,000		16,852
Como-Pickton Consolidated Independent School District
5.00%, 08/15/2037		310		340
Conroe Independent School District
5.00%, 02/15/2041		3,365		3,614

	$		$
County of Collin TX
4.00%, 02/15/2037		1,105		1,108
County of Denton TX
3.00%, 07/15/2033		5,215		4,876
County of Ector TX
5.00%, 02/15/2050		3,675		3,797
County of El Paso TX
5.00%, 02/15/2029		1,500		1,562
County of Harris TX
5.00%, 10/01/2027		5,000		5,264
5.00%, 08/15/2032		1,000		1,115
5.00%, 09/15/2034		750		844
5.00%, 09/15/2034		3,515		3,956
5.00%, 08/15/2041		8,500		8,601
County of Harris TX Toll Road Revenue
5.00%, 08/15/2039		7,275		7,918
5.00%, 08/15/2040		5,500		5,961
County of Lubbock TX
4.00%, 02/15/2040		3,385		3,296
5.00%, 02/15/2035		765		834
County of Tarrant TX
5.00%, 07/15/2037		945		1,018
5.00%, 07/15/2038		2,500		2,679
Crowley Independent School District
5.00%, 02/01/2040		4,650		4,987
Cypress-Fairbanks Independent School District
2.25%, 02/15/2043		2,000		1,360
3.00%, 02/15/2034		2,420		2,259
4.00%, 02/15/2033		575		593
5.00%, 02/15/2027		470		479
5.00%, 02/15/2038		3,470		3,764
5.00%, 02/15/2039		11,225		12,116
5.00%, 02/15/2040		13,055		14,001
Dallas College
5.00%, 02/15/2036		4,610		4,629
5.00%, 02/15/2037		2,250		2,258
Dallas Fort Worth International Airport
4.00%, 11/01/2034		1,930		1,965
4.00%, 11/01/2035		3,870		3,928
4.00%, 11/01/2046		3,950		3,702
5.00%, 11/01/2031		2,310		2,515
5.00%, 11/01/2032		1,500		1,676
5.00%, 11/01/2039		2,645		2,853
5.00%, 11/01/2043		1,500		1,556
Dallas Independent School District
2.00%, 02/15/2042		3,900		2,564
4.00%, 02/15/2026		1,000		1,011
5.00%, 02/15/2041		13,295		14,176
5.00%, 02/15/2055(1)		5,500		5,979
Denton County Municipal Utility District No 6
3.25%, 09/01/2049		1,470		1,147
Denton Independent School District
0.00%, 08/15/2025		500		494
5.00%, 08/15/2040		2,780		2,991
5.00%, 08/15/2041		5,250		5,615
Dickinson Independent School District
3.50%, 08/01/2037(1)		2,760		2,762
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032		800		895
5.00%, 08/15/2034		1,225		1,352
East Montgomery County Improvement District Sales Tax Revenue
5.25%, 08/15/2049		4,385		4,662
Edinburg Consolidated Independent School District
5.00%, 02/15/2035		1,235		1,253
El Paso County Hospital District
5.00%, 08/15/2028		1,140		1,165
5.00%, 08/15/2030		1,455		1,483
5.00%, 08/15/2043		545		570
EP Essential Housing WF PFC
4.25%, 12/01/2034		8,000		7,873
Forney Independent School District
5.00%, 08/15/2034		2,540		2,765
5.00%, 08/15/2036		1,000		1,079
5.00%, 08/15/2038		610		663
5.00%, 08/15/2039		1,200		1,287
5.00%, 08/15/2040		1,200		1,282
Fort Bend County Municipal Utility District No 134B
6.00%, 03/01/2029		1,860		1,967
Fort Bend County Municipal Utility District No 184
4.00%, 04/01/2040		630		606
4.00%, 04/01/2041		660		626

	$		$
Fort Bend County Municipal Utility District No 190
3.25%, 09/01/2049		2,135		1,645
Fort Bend Independent School District
0.72%, 08/01/2051(1)		8,500		8,146
0.88%, 08/01/2050(1)		2,670		2,647
4.00%, 08/01/2054(1)		15,205		15,451
Fort Worth Independent School District
2.38%, 02/15/2033		775		674
5.00%, 02/15/2035		1,125		1,250
5.00%, 02/15/2036		560		618
5.00%, 02/15/2047		2,500		2,545
Fourth Ward Redevelopment Authority
4.00%, 09/01/2038		255		251
4.00%, 09/01/2039		330		322
4.25%, 09/01/2041		700		690
4.25%, 09/01/2043		1,000		971
5.00%, 09/01/2034		295		322
5.00%, 09/01/2035		365		397
5.00%, 09/01/2036		300		325
5.00%, 09/01/2037		210		227
Frisco Independent School District
5.00%, 02/15/2038		1,000		1,085
5.00%, 02/15/2039		5,465		5,899
5.00%, 02/15/2040		2,870		3,078
Georgetown Independent School District
2.50%, 08/15/2035		3,000		2,520
Glasscock County Independent School District
5.00%, 02/15/2034		700		728
5.00%, 02/15/2035		700		726
Grand Parkway Transportation Corp.
5.00%, 10/01/2031		2,630		2,759
5.00%, 10/01/2033		1,205		1,260
5.00%, 10/01/2034		1,500		1,563
5.00%, 10/01/2037		2,000		2,067
5.00%, 10/01/2038		5,000		5,154
5.00%, 10/01/2043		5,000		5,096
5.00%, 10/01/2052(1)		16,195		16,972
5.80%, 10/01/2046		1,620		1,705
5.85%, 10/01/2048		2,000		2,107
Guadalupe-Blanco River Authority
5.00%, 08/15/2037		760		816
6.00%, 08/15/2035		895		1,021
6.00%, 08/15/2036		760		866
Harlandale Independent School District
5.00%, 08/01/2030		1,305		1,346
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(1)		1,630		1,623
5.00%, 05/15/2029		3,655		3,900
5.00%, 07/01/2031		10,150		11,124
5.00%, 07/01/2034		12,420		13,813
5.00%, 07/01/2039		2,500		2,711
5.00%, 07/01/2040		1,500		1,616
5.00%, 10/01/2051(1)		12,000		13,160
5.00%, 07/01/2054(1)		4,070		4,345
Harris County Flood Control District
4.00%, 10/01/2036		480		483
4.00%, 10/01/2037		4,400		4,391
5.00%, 10/01/2031		3,145		3,441
Harris County Municipal Utility District No 165
3.38%, 03/01/2042		2,190		1,859
4.75%, 03/01/2033		1,525		1,600
Harris County Municipal Utility District No 171
5.00%, 12/01/2030		1,620		1,684
Harris County Municipal Utility District No 491
6.50%, 09/01/2030		1,005		1,096
Harris County-Houston Sports Authority
5.00%, 11/15/2029		1,480		1,592
5.00%, 11/15/2030		2,000		2,171
5.00%, 11/15/2043		2,845		2,966
Harris-Waller Counties Municipal Utility District No 3
3.25%, 09/01/2049		1,875		1,444
3.50%, 09/01/2049		2,255		1,817
4.00%, 09/01/2037		660		657
4.00%, 09/01/2040		750		725
4.00%, 09/01/2041		825		789
4.00%, 09/01/2042		860		815
4.13%, 09/01/2043		855		817
Hays Consolidated Independent School District
5.00%, 02/15/2040		6,800		7,238
Henrietta Independent School District
5.00%, 06/15/2039		705		762

	$		$
Hidalgo County Drain District No 1
3.13%, 09/01/2029		1,800		1,789
Housing Synergy PFC
5.00%, 02/01/2027(1)		5,000		5,072
Houston Higher Education Finance Corp.
5.00%, 05/15/2034		5,000		5,659
Humble Independent School District
5.00%, 02/15/2043		10,000		10,160
Irving Hospital Authority
5.00%, 10/15/2038		1,200		1,206
5.00%, 10/15/2039		1,090		1,095
Irving Independent School District
5.00%, 02/15/2039		5,100		5,482
La Vega Independent School District
4.00%, 02/15/2037		1,485		1,478
Lamar Consolidated Independent School District
5.00%, 02/15/2040		4,675		4,994
Leander Independent School District
5.00%, 08/15/2038		9,955		10,008
Leander Municipal Utility District No 2
4.00%, 08/15/2041		575		539
4.00%, 08/15/2042		605		562
4.13%, 08/15/2043		580		543
Lewisville Independent School District
3.13%, 08/15/2034		1,800		1,660
5.00%, 08/15/2042		15,000		15,941
Love Field Airport Modernization Corp.
4.00%, 11/01/2034		5,000		4,956
4.00%, 11/01/2035		5,000		4,940
4.00%, 11/01/2038		1,000		974
5.00%, 11/01/2030		1,080		1,086
5.00%, 11/01/2032		4,330		4,604
Lower Colorado River Authority
5.00%, 05/15/2025		1,190		1,193
5.00%, 05/15/2026		1,000		1,024
5.00%, 05/15/2031		3,740		3,748
5.00%, 05/15/2032		705		780
5.00%, 05/15/2035		8,740		9,743
5.00%, 05/15/2036		1,425		1,492
5.00%, 05/15/2036		2,900		3,214
5.00%, 05/15/2039		3,250		3,505
5.00%, 05/15/2040		3,275		3,492
5.00%, 05/15/2040		5,250		5,482
Magnolia Independent School District
5.00%, 08/15/2037		1,450		1,572
5.00%, 08/15/2038		515		553
Mansfield Economic Development Corp.
5.00%, 08/01/2037		420		460
5.00%, 08/01/2038		440		480
5.00%, 08/01/2039		200		217
5.00%, 08/01/2040		305		328
5.00%, 08/01/2041		400		427
5.00%, 08/01/2042		410		434
5.00%, 08/01/2043		710		750
5.00%, 08/01/2044		745		783
5.00%, 08/01/2045		580		607
Matagorda County Navigation District No 1
2.60%, 11/01/2029		3,605		3,394
4.25%, 05/01/2030		5,500		5,633
Medina Valley Independent School District
5.00%, 02/15/2040		7,385		7,920
Mesquite Independent School District
5.00%, 08/15/2043		1,790		1,821
Midland Independent School District
4.00%, 02/15/2039		4,000		3,957
4.00%, 02/15/2040		2,450		2,393
Mission Economic Development Corp.
0.00%, 06/01/2048(1)		4,750		4,760
4.00%, 06/01/2054(1)		1,605		1,586
Montgomery County Municipal Utility District No 138
6.00%, 03/01/2032		345		385
Montgomery County Municipal Utility District No 144
7.00%, 05/01/2030		1,335		1,494
Needville Independent School District
5.00%, 08/15/2025		1,175		1,184
New Caney Independent School District
2.00%, 02/15/2039		1,000		713
5.00%, 02/15/2040		1,500		1,615
5.00%, 02/15/2041		1,350		1,444
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2028(5)		1,075		1,066
4.00%, 08/15/2029(5)		1,000		986

	$		$
4.00%, 08/15/2031(5)		1,210		1,179
4.00%, 08/15/2036(5)		1,545		1,436
4.25%, 10/01/2030		5,350		5,337
5.00%, 08/15/2026		200		205
5.00%, 08/15/2027		375		391
5.00%, 08/15/2030		3,500		3,626
5.00%, 11/01/2033		695		743
5.00%, 11/01/2035		610		653
5.00%, 12/01/2049		775		719
Newark Higher Education Finance Corp.
5.00%, 04/01/2029		505		511
North East Independent School District
4.00%, 08/01/2032		13,400		13,411
4.00%, 08/01/2033		10,500		10,506
North East Texas Regional Mobility Authority
5.00%, 01/01/2036		1,185		1,193
North Texas Municipal Water District Water System Revenue
3.00%, 09/01/2032		2,525		2,415
North Texas Tollway Authority
0.00%, 01/01/2038		10,025		5,915
3.00%, 01/01/2038		4,000		3,503
5.00%, 01/01/2027		6,100		6,327
5.00%, 01/01/2030		75		76
5.00%, 01/01/2031		105		106
5.00%, 01/01/2031		500		506
5.00%, 01/01/2031		1,100		1,149
5.00%, 01/01/2032		1,100		1,147
5.00%, 01/01/2033		500		512
5.00%, 01/01/2033		1,250		1,302
5.00%, 01/01/2034		1,400		1,454
5.00%, 01/01/2035		1,500		1,553
5.00%, 01/01/2035		4,145		4,630
5.00%, 01/01/2035		4,580		5,069
5.00%, 01/01/2036		550		555
5.00%, 01/01/2037		1,395		1,526
5.00%, 01/01/2039		4,915		4,946
5.25%, 01/01/2038		5,400		5,871
5.25%, 01/01/2042		1,355		1,469
Northlake Municipal Management District No 1
3.00%, 03/01/2035		545		501
3.00%, 03/01/2036		570		515
Northside Independent School District
0.70%, 06/01/2050(1)		24,325		24,192
3.00%, 08/01/2053(1)		18,020		17,943
Northwest Independent School District
5.00%, 02/15/2033		1,060		1,110
5.00%, 02/15/2040		2,500		2,661
Pearland Independent School District
5.25%, 02/15/2032		335		342
5.25%, 02/15/2032		1,665		1,695
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2036		2,000		2,072
5.00%, 02/15/2037		1,300		1,345
5.00%, 02/15/2038		1,650		1,671
5.00%, 02/15/2039		2,445		2,475
5.00%, 02/15/2040		2,750		2,781
5.00%, 02/15/2041		5,735		5,792
5.00%, 02/15/2042		2,970		2,996
5.00%, 02/15/2043		1,825		1,839
Permanent University Fund - Texas A&M University System
5.00%, 07/01/2037		6,585		7,157
Permanent University Fund - University of Texas System
5.00%, 07/01/2029		235		241
Plano Independent School District
5.00%, 02/15/2031		7,985		8,801
5.00%, 02/15/2033		2,600		2,890
5.00%, 02/15/2034		2,175		2,403
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2040		4,150		4,394
Port of Beaumont Navigation District
1.88%, 01/01/2026(5)		850		835
2.00%, 01/01/2027(5)		550		528
2.13%, 01/01/2028(5)		575		542
2.25%, 01/01/2029(5)		820		758
2.50%, 01/01/2030(5)		1,000		911
2.63%, 01/01/2031(5)		800		717
Port of Port Arthur Navigation District
3.75%, 04/01/2040(1)		7,490		7,490
3.75%, 04/01/2040(1)		15,485		15,485
4.05%, 04/01/2040(1)		41,365		41,365

	$		$
Pottsboro Independent School District
5.00%, 02/15/2039		2,075		2,214
Prosper Independent School District
3.00%, 02/15/2040		3,000		2,635
5.00%, 02/15/2047		5,565		5,858
Richardson Independent School District
5.00%, 02/15/2042		1,545		1,643
Round Rock Independent School District
5.00%, 08/01/2036		220		222
5.00%, 08/01/2045		3,800		4,023
Sabine-Neches Navigation District
5.25%, 02/15/2036		500		539
5.25%, 02/15/2038		650		696
5.25%, 02/15/2040		1,890		2,001
5.25%, 02/15/2042		1,500		1,575
San Antonio Education Facilities Corp.
5.00%, 10/01/2027		500		513
5.00%, 10/01/2029		805		831
San Antonio Independent School District
5.00%, 08/15/2039		3,500		3,752
5.00%, 08/15/2040		4,330		4,625
San Antonio Water System
5.00%, 05/15/2032		270		300
5.00%, 05/15/2033		1,500		1,527
5.00%, 05/15/2035		540		588
5.00%, 05/15/2035		4,985		4,997
5.00%, 05/15/2036		590		639
5.00%, 05/15/2036		7,400		7,564
Sienna Municipal Utility District No 6
3.00%, 09/01/2049		2,000		1,498
Spring Branch Independent School District
3.00%, 02/01/2032		1,985		1,899
State of Texas
3.00%, 08/01/2034		1,045		931
4.00%, 08/01/2028		2,215		2,210
4.00%, 08/01/2029		3,345		3,321
4.00%, 08/01/2031		8,850		8,623
5.00%, 08/01/2025		2,035		2,038
5.00%, 08/01/2026		1,000		1,002
5.00%, 10/01/2032		9,460		10,611
5.00%, 04/01/2033		1,315		1,337
5.00%, 10/01/2036		1,500		1,550
5.00%, 10/01/2036		17,810		17,916
5.00%, 08/01/2040		1,650		1,654
Sunfield Municipal Utility District No 4
3.13%, 09/01/2040		1,000		789
Taft Independent School District
5.00%, 08/15/2039		1,140		1,228
Tarrant County College District
5.00%, 08/15/2038		5,000		5,417
5.00%, 08/15/2039		7,000		7,537
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 12/01/2034		2,500		2,499
4.00%, 10/01/2041		1,950		1,839
4.00%, 10/01/2042		1,385		1,296
5.00%, 07/01/2026		1,775		1,816
5.00%, 07/01/2037		18,225		18,834
5.00%, 07/01/2038		4,615		4,747
5.00%, 10/01/2038		1,775		1,888
5.00%, 10/01/2039		1,650		1,744
5.00%, 11/15/2040		1,650		1,644
5.00%, 07/01/2043		2,400		2,423
5.00%, 11/15/2052(1)		3,100		3,345
5.00%, 07/01/2053(1)		19,500		21,005
Tarrant County Hospital District
5.25%, 08/15/2034		3,200		3,544
Tarrant Regional Water District Water Supply System Revenue
5.00%, 03/01/2035		2,290		2,568
Texas A&M University
5.00%, 05/15/2035		1,500		1,648
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036		1,544		1,323
3.50%, 03/01/2051		4,335		4,306
3.50%, 07/01/2052		9,975		9,899
3.90%, 07/01/2044		1,945		1,730
4.00%, 03/01/2050		935		940
5.13%, 01/01/2048		3,000		3,023
5.13%, 07/01/2055		2,775		2,816
5.75%, 01/01/2056		8,690		9,472
6.00%, 03/01/2053		5,550		5,995
6.00%, 03/01/2054		23,485		25,593

	$		$
Texas Department of Transportation State Highway Fund
5.00%, 04/01/2025		5,000		5,000
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2025		3,000		3,034
6.25%, 12/15/2026		1,400		1,445
Texas Municipal Gas Acquisition & Supply Corp. II
3.70% (3 Month Term SOFR + 0.86%), 09/15/2027(2)		34,640		34,704
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2026		1,905		1,944
5.00%, 12/15/2027		4,500		4,643
5.00%, 12/15/2028		15,315		15,912
5.00%, 12/15/2032		4,430		4,647
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054(1)		2,000		2,120
5.50%, 01/01/2054(1)		11,800		12,949
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 01/01/2055(1)		36,200		38,472
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032		2,500		2,507
4.00%, 12/31/2033		2,040		2,035
4.00%, 06/30/2036		1,175		1,143
5.00%, 06/30/2034		790		829
5.00%, 12/31/2034		995		1,043
5.13%, 06/30/2035		3,290		3,451
5.13%, 12/31/2035		785		824
5.25%, 06/30/2036		865		912
5.25%, 12/31/2036		735		774
5.38%, 06/30/2037		475		502
5.38%, 06/30/2039		3,250		3,414
Texas Public Finance Authority
5.00%, 02/01/2028		2,300		2,426
5.25%, 05/01/2034		1,000		1,081
5.25%, 05/01/2036		750		804
5.25%, 05/01/2038		500		531
Texas State Technical College
5.25%, 08/01/2035		2,750		3,045
5.25%, 08/01/2036		2,675		2,949
Texas State University System
5.00%, 03/15/2027		2,790		2,901
5.00%, 03/15/2029		610		633
5.00%, 03/15/2032		1,325		1,363
5.00%, 03/15/2033		10,000		11,153
5.00%, 03/15/2040		2,725		2,933
5.25%, 03/15/2054		8,000		8,405
Texas Transportation Commission
0.65%, 10/01/2041(1)		15,145		14,635
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034		1,060		713
0.00%, 08/01/2037		725		416
0.00%, 08/01/2038		800		435
0.00%, 08/01/2039		710		364
0.00%, 08/01/2040		1,500		723
Texas Water Development Board
3.00%, 10/15/2033		1,310		1,221
4.00%, 08/01/2035		2,640		2,690
4.00%, 10/15/2036		8,740		8,770
4.00%, 10/15/2045		5,000		4,650
4.60%, 10/15/2039		5,000		5,198
4.88%, 10/15/2048		6,000		6,158
5.00%, 04/15/2028		1,500		1,595
5.00%, 10/15/2028		2,370		2,540
5.00%, 04/15/2029		2,000		2,158
5.00%, 10/15/2029		4,100		4,456
5.00%, 10/15/2030		3,060		3,365
5.00%, 04/15/2032		1,420		1,528
5.00%, 04/15/2033		1,000		1,113
5.00%, 10/15/2033		3,420		3,798
5.00%, 10/15/2034		1,900		2,100
5.00%, 08/01/2040		950		1,027
5.00%, 10/15/2043		1,040		1,064
5.00%, 10/15/2047		1,425		1,486
Thrall Independent School District
5.25%, 02/15/2049		1,000		1,067
5.25%, 02/15/2054		1,640		1,737
5.50%, 02/15/2038		1,750		1,995
Tomball Independent School District
5.00%, 02/15/2041		1,395		1,434
5.00%, 02/15/2041		2,605		2,752
Travis County Housing Finance Corp.
3.40%, 01/01/2059(1)		5,000		5,000
Trinity River Authority
5.00%, 02/01/2039		1,550		1,661

	$		$
University of Houston
5.00%, 02/15/2030		860		874
University of North Texas System
5.00%, 04/15/2032		210		234
5.00%, 04/15/2033		205		225
5.00%, 04/15/2034		280		304
5.00%, 04/15/2035		295		319
5.00%, 04/15/2036		280		302
5.00%, 04/15/2037		370		397
5.00%, 04/15/2038		425		453
5.00%, 04/15/2039		465		492
Uptown Development Authority
5.00%, 09/01/2033		715		719
Viridian Municipal Management District
4.00%, 12/01/2032		620		632
4.00%, 12/01/2033		760		770
4.00%, 12/01/2036		1,150		1,142
4.00%, 12/01/2037		1,150		1,130
6.25%, 12/01/2026		620		648
6.25%, 12/01/2027		300		320
6.25%, 12/01/2027		350		374
6.25%, 12/01/2028		340		371
6.25%, 12/01/2028		395		431
6.25%, 12/01/2030		680		768
Wichita Falls Independent School District
1.63%, 02/01/2032		3,150		2,669
Willis Independent School District
2.00%, 02/15/2037		1,755		1,333
Wylie Independent School District/Collin County
5.25%, 08/15/2049		5,000		5,324

Total Texas				1,817,036

Utah – 0.75%
Canyons School District
1.50%, 06/15/2034		3,545		2,689
1.50%, 06/15/2035		2,000		1,463
2.50%, 06/15/2030		1,965		1,835
Central Utah Water Conservancy District
4.00%, 10/01/2039		1,460		1,427
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2026		1,700		1,733
5.00%, 07/01/2026		3,000		3,059
5.00%, 07/01/2030		1,000		1,041
5.00%, 07/01/2032		6,900		7,143
5.00%, 07/01/2033		4,200		4,338
5.25%, 07/01/2036		3,730		4,053
5.25%, 07/01/2037		2,250		2,430
5.25%, 07/01/2038		1,250		1,342
5.25%, 07/01/2039		2,850		3,044
5.25%, 07/01/2041		7,580		8,012
5.25%, 07/01/2042		7,555		7,936
5.25%, 07/01/2043		4,125		4,315
City of St George UT Electric Revenue
4.00%, 06/01/2032		1,270		1,273
County of Utah UT
5.00%, 05/15/2046		7,500		7,534
5.00%, 05/15/2060(1)		510		518
Intermountain Power Agency
4.00%, 07/01/2036		1,860		1,846
5.00%, 07/01/2034		2,000		2,163
5.00%, 07/01/2040		2,015		2,144
5.00%, 07/01/2041		1,225		1,281
5.00%, 07/01/2042		5,000		5,217
5.00%, 07/01/2044		1,280		1,327
5.25%, 07/01/2044		8,285		8,785
Mida Mountain Village Public Infrastructure District
5.50%, 06/15/2039(5)		2,125		2,167
Nebo School District
2.00%, 07/01/2032		2,510		2,117
Unified Fire Service Area
4.00%, 04/01/2032		2,265		2,217
Utah Charter School Finance Authority
4.00%, 04/15/2040		2,440		2,279
5.00%, 10/15/2046		1,000		1,002
5.00%, 04/15/2055		1,625		1,629
Utah Housing Corp.
6.25%, 07/01/2055		4,790		5,318
6.50%, 07/01/2055		5,000		5,568
Utah Infrastructure Agency
4.00%, 10/15/2031		750		743
4.00%, 10/15/2041		3,350		3,011
5.00%, 10/15/2027		1,070		1,101

	$		$
5.25%, 10/15/2033		965		991
5.25%, 10/15/2035		1,335		1,432
5.25%, 10/15/2039		400		431
5.50%, 10/15/2033		2,865		3,154
Weber School District
2.50%, 06/15/2037		1,735		1,388
2.50%, 06/15/2038		2,000		1,566
2.63%, 06/15/2039		2,050		1,599

Total Utah				125,661

Vermont – 0.04%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027		1,000		1,001
5.00%, 10/15/2029		890		886
Vermont Housing Finance Agency
3.00%, 11/01/2051		1,591		1,552
Vermont Student Assistance Corp.
5.00%, 06/15/2025		800		802
5.00%, 06/15/2026		100		102
5.00%, 06/15/2026		500		508
5.00%, 06/15/2027		700		710
5.00%, 06/15/2030		1,000		1,035
5.00%, 06/15/2031		500		517

Total Vermont				7,113

Virgin Islands – 0.19%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026		5,995		6,115
5.00%, 10/01/2027		14,870		15,315
5.00%, 10/01/2028		4,145		4,294
5.00%, 10/01/2030		4,035		4,204
5.00%, 10/01/2039		2,580		2,625

Total Virgin Islands				32,553

Virginia – 1.39%
Albemarle County Economic Development Authority
5.00%, 06/01/2038		5,570		6,068
Arlington County Industrial Development Authority
5.00%, 01/01/2026		3,710		3,766
5.00%, 07/01/2027		905		942
5.00%, 07/01/2053(1)		6,680		7,147
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2041		4,835		4,877
Chesapeake Economic Development Authority
3.65%, 02/01/2032(1)		1,000		1,011
Chesapeake Redevelopment & Housing Authority
5.00%, 06/01/2026(1)		5,260		5,274
City of Harrisonburg VA
1.75%, 07/15/2035		595		454
1.75%, 07/15/2036		4,000		2,971
City of Newport News VA Water Revenue
1.63%, 07/15/2034		2,980		2,297
County of Fairfax VA
4.00%, 10/01/2028		4,920		4,972
4.00%, 10/01/2038		2,660		2,630
Fairfax County Industrial Development Authority
4.00%, 05/15/2042		4,740		4,536
5.00%, 05/15/2032		10,000		11,114
Fairfax County Redevelopment & Housing Authority
5.00%, 10/01/2035		1,075		1,123
5.00%, 01/01/2045(1)		1,645		1,707
Gloucester County Economic Development Authority
4.25%, 09/01/2038(1)		2,000		2,002
Halifax County Industrial Development Authority
3.80%, 12/01/2041(1)		5,125		5,180
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026		9,300		9,550
Isle Wight County Industrial Development Authority
5.25%, 07/01/2043		1,900		2,070
5.25%, 07/01/2053		1,260		1,341
Louisa Industrial Development Authority
3.65%, 11/01/2035(1)		1,100		1,112
Petersburg Redevelopment & Housing Authority
4.00%, 05/01/2045(1)		11,500		11,678
Rockingham County Economic Development Authority
4.00%, 12/01/2029		1,045		1,049
4.00%, 12/01/2030		1,085		1,082
Salem Economic Development Authority
5.00%, 04/01/2030		710		741
5.00%, 04/01/2031		400		416
5.00%, 04/01/2032		700		724
5.00%, 04/01/2033		350		360
5.00%, 04/01/2034		925		951

	$		$
Stafford County Economic Development Authority
4.00%, 06/15/2037		50		47
5.00%, 06/15/2030		150		153
5.00%, 06/15/2033		150		152
5.00%, 06/15/2034		500		507
Virginia College Building Authority
3.00%, 02/01/2036		1,320		1,187
3.00%, 02/01/2039		1,080		916
4.00%, 02/01/2034		1,235		1,236
4.00%, 06/01/2036		1,525		1,440
4.00%, 09/01/2036		6,500		6,540
4.00%, 09/01/2041		1,690		1,650
5.00%, 02/01/2026		1,000		1,019
5.00%, 02/01/2030		1,500		1,577
5.00%, 02/01/2034		1,000		1,076
5.00%, 02/01/2039		18,215		19,633
5.00%, 02/01/2040		5,750		6,207
5.25%, 02/01/2041		6,400		6,917
Virginia Commonwealth Transportation Board
4.00%, 05/15/2031		1,250		1,259
Virginia Housing Development Authority
3.63%, 07/01/2055(1)		21,000		21,001
Virginia Port Authority
5.00%, 07/01/2041		2,460		2,460
Virginia Public Building Authority
5.00%, 08/01/2029		1,000		1,018
5.00%, 08/01/2029		4,570		4,601
5.00%, 08/01/2033		3,000		3,036
Virginia Public School Authority
5.00%, 08/01/2036		4,220		4,688
Virginia Small Business Financing Authority
4.00%, 01/01/2033		3,250		3,220
4.00%, 07/01/2033		1,160		1,146
4.00%, 01/01/2034		2,500		2,461
4.00%, 07/01/2034		1,785		1,752
4.00%, 01/01/2048		2,955		2,575
5.00%, 01/01/2026		750		759
5.00%, 01/01/2027		1,000		1,027
5.00%, 01/01/2033		4,000		4,217
5.00%, 07/01/2033		2,325		2,446
5.00%, 07/01/2034		2,160		2,279
5.00%, 07/01/2035		4,500		4,741
5.00%, 01/01/2036		2,500		2,626
5.00%, 07/01/2037		1,355		1,414
5.00%, 01/01/2038		2,000		2,083
5.00%, 07/01/2038		2,000		2,078
5.00%, 12/31/2047		1,500		1,531
Williamsburg Economic Development Authority
4.00%, 07/01/2043		4,000		3,775
Winchester Economic Development Authority
5.00%, 01/01/2029		1,250		1,330
York County Economic Development Authority
3.65%, 05/01/2033(1)		3,650		3,689

Total Virginia				232,614

Washington – 2.80%
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033		2,000		2,090
Central Puget Sound Regional Transit Authority
4.00%, 11/01/2040		7,500		7,419
5.00%, 11/01/2035		960		973
5.00%, 11/01/2041		9,760		9,924
Central Washington University
4.00%, 05/01/2027		1,000		999
City of Seattle WA Municipal Light & Power Revenue
4.00%, 07/01/2035		3,430		3,511
4.00%, 07/01/2041		2,360		2,315
5.00%, 04/01/2039		3,405		3,559
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039		675		689
County of King WA Sewer Revenue
3.10% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040(2)		13,060		12,877
4.00%, 07/01/2041		4,000		3,773
County of Pierce WA
2.60%, 07/01/2036		2,040		1,698
East Pierce Fire & Rescue
5.00%, 12/01/2029		635		677
5.00%, 12/01/2031		925		979
Energy Northwest
5.00%, 07/01/2034		6,890		7,436
5.00%, 07/01/2037		10,000		10,530
5.00%, 07/01/2039		10,400		11,395
5.00%, 07/01/2040		14,500		15,808

	$		$
Franklin County School District No 1 Pasco
5.50%, 12/01/2040		8,125		9,098
King & Snohomish Counties School District No 417 Northshore
5.00%, 12/01/2026		2,575		2,668
5.00%, 12/01/2039		1,250		1,359
5.00%, 12/01/2040		1,380		1,490
5.00%, 12/01/2041		2,655		2,848
5.00%, 12/01/2042		2,245		2,387
King County Housing Authority
4.00%, 12/01/2026		430		435
4.00%, 06/01/2027		585		591
4.00%, 12/01/2027		400		405
4.00%, 11/01/2031		1,640		1,649
4.00%, 11/01/2032		1,705		1,724
5.00%, 11/01/2027		1,000		1,041
5.00%, 11/01/2028		1,430		1,500
5.00%, 11/01/2029		750		794
King County Public Hospital District No 1
5.00%, 12/01/2032		3,900		3,994
King County School District No 403 Renton
5.00%, 12/01/2038		2,410		2,623
King County School District No 414 Lake Washington
5.00%, 12/01/2035		1,600		1,672
5.00%, 12/01/2037		1,425		1,480
5.00%, 12/01/2038		865		897
Pasco Public Facilities District Sales Tax Revenue
4.25%, 11/01/2054		1,400		1,321
Pierce & King Counties School District No 417 Fife
4.00%, 12/01/2038		2,000		1,996
4.00%, 12/01/2039		2,500		2,455
Pierce County School District No 403 Bethel
4.00%, 12/01/2038		6,500		6,500
Port of Seattle WA
3.75%, 06/01/2027		3,000		2,990
5.00%, 05/01/2028		2,860		2,943
5.00%, 04/01/2030		2,000		2,002
5.00%, 08/01/2031		12,510		13,475
5.00%, 04/01/2033		3,205		3,328
5.00%, 05/01/2035		3,000		3,062
5.00%, 05/01/2035		5,925		6,048
5.00%, 04/01/2036		3,940		4,057
5.00%, 08/01/2038		12,000		12,462
5.00%, 08/01/2039		1,380		1,427
5.00%, 08/01/2041		2,930		3,031
5.25%, 07/01/2039		5,000		5,357
5.25%, 07/01/2049		5,350		5,568
5.50%, 08/01/2047		4,415		4,644
Port of Tacoma WA
5.00%, 12/01/2043		8,000		8,041
Seattle Housing Authority
1.00%, 06/01/2026		2,365		2,281
Skagit County Public Hospital District No 1
5.50%, 12/01/2040		500		528
5.50%, 12/01/2043		1,010		1,052
Snohomish County Public Utility District No 1 Electric System Revenue
5.00%, 12/01/2037		5,530		5,577
5.00%, 12/01/2040		3,500		3,516
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2037		8,560		9,413
5.00%, 12/01/2039		3,450		3,756
5.00%, 12/01/2040		5,000		5,431
5.00%, 12/01/2041		6,500		7,015
South Correctional Entity Facility Public Development Authority
3.00%, 12/01/2038		900		741
Spokane Public Facilities District
5.00%, 12/01/2038		1,175		1,201
State of Washington
4.00%, 07/01/2035		1,600		1,643
4.00%, 07/01/2035		3,700		3,799
5.00%, 08/01/2026		9,630		9,916
5.00%, 08/01/2027		235		242
5.00%, 08/01/2027		10,025		10,528
5.00%, 08/01/2028		235		241
5.00%, 08/01/2030		235		241
5.00%, 07/01/2032		5,655		6,334
5.00%, 06/01/2034		660		691
5.00%, 08/01/2034		15,000		15,571
5.00%, 08/01/2035		1,855		1,922
5.00%, 08/01/2037		2,500		2,547
5.00%, 08/01/2037		12,685		14,085
5.00%, 08/01/2038		4,535		4,616

	$		$
5.00%, 02/01/2039		2,135		2,208
5.00%, 06/01/2039		2,000		2,070
5.00%, 02/01/2040		15,000		16,139
5.00%, 08/01/2040		980		1,066
5.00%, 02/01/2041		1,585		1,631
5.00%, 07/01/2042		6,750		7,191
5.00%, 08/01/2042		1,810		1,851
University of Washington
4.00%, 05/01/2048(1)		10,000		10,154
5.00%, 12/01/2036		6,000		6,119
5.00%, 04/01/2037		5,000		5,569
5.25%, 12/01/2046		1,500		1,520
Vancouver Housing Authority
4.50%, 10/01/2042		500		484
4.50%, 10/01/2042		2,000		1,931
5.00%, 12/01/2042		3,035		3,046
Washington Health Care Facilities Authority
4.00%, 03/01/2041		2,405		2,308
4.00%, 08/15/2041		1,100		1,013
5.00%, 07/01/2025		360		361
5.00%, 08/01/2028		1,005		1,064
5.00%, 07/01/2029		115		118
5.00%, 07/01/2030		410		419
5.00%, 08/01/2030		3,500		3,733
5.00%, 08/15/2030		1,000		1,026
5.00%, 08/15/2031		845		866
5.00%, 08/15/2032		480		491
5.00%, 07/01/2034		105		107
5.00%, 03/01/2037		2,500		2,764
5.00%, 03/01/2038		2,000		2,200
5.00%, 07/01/2042		2,415		2,400
5.00%, 08/01/2044		1,500		1,515
5.00%, 08/01/2049(1)		10,000		10,018
Washington Higher Education Facilities Authority
4.00%, 01/01/2043		1,765		1,660
5.00%, 10/01/2029		1,855		1,871
5.00%, 10/01/2033		735		737
Washington State Convention Center Public Facilities District
3.00%, 07/01/2043		810		623
4.00%, 07/01/2031		13,860		13,859
Washington State Housing Finance Commission
3.81%, 03/20/2040(1)		5,982		5,557
5.00%, 01/01/2026(5)		300		301
5.00%, 12/01/2026		350		362
5.00%, 06/01/2028		500		528
5.00%, 06/01/2029		500		534
5.00%, 06/01/2030		500		538
5.00%, 12/01/2030		500		540
5.00%, 07/01/2037		1,045		1,112
6.25%, 06/01/2054		2,500		2,744
Whatcom County Public Utility District No 1
5.00%, 12/01/2033		1,300		1,384
5.00%, 12/01/2034		1,000		1,065
5.00%, 12/01/2035		1,000		1,059
5.25%, 12/01/2036		850		911
5.25%, 12/01/2038		1,400		1,494

Total Washington				467,162

West Virginia – 0.19%
Ohio County Board of Education
3.00%, 06/01/2030		2,275		2,214
Parkersburg Municipal Building Commission
4.00%, 11/01/2039		320		306
4.25%, 11/01/2044		320		307
4.38%, 11/01/2054		710		663
State of West Virginia
5.00%, 06/01/2041		1,330		1,378
West Virginia Economic Development Authority
3.00%, 06/01/2037(1)		2,130		2,086
3.38%, 03/01/2040(1)		5,245		5,204
4.70%, 04/01/2036(1)		2,450		2,476
West Virginia Hospital Finance Authority
5.00%, 01/01/2031		620		640
5.00%, 09/01/2039		3,125		3,154
5.00%, 01/01/2043		1,405		1,401
5.13%, 09/01/2042		3,500		3,688
West Virginia Housing Development Fund
2.90%, 11/01/2026		1,255		1,237
5.00%, 08/01/2027(1)		3,170		3,278
West Virginia Lottery Excess Lottery Revenue
5.00%, 07/01/2032		940		961

	$		$
West Virginia Parkways Authority
5.00%, 06/01/2037		2,000		2,077

Total West Virginia				31,070

Wisconsin – 1.47%
Beaver Dam Unified School District
5.00%, 04/01/2042		7,210		7,684
City of Madison WI
2.00%, 10/01/2025		7,690		7,627
City of Milwaukee WI
5.00%, 04/01/2028		1,000		1,051
County of Marathon WI
2.00%, 02/01/2033		1,005		843
2.00%, 02/01/2033		1,380		1,157
2.00%, 02/01/2034		1,025		831
2.00%, 02/01/2034		1,330		1,078
2.00%, 02/01/2035		945		743
2.00%, 02/01/2035		1,355		1,065
2.00%, 02/01/2036		985		753
Hudson School District
2.25%, 03/01/2027		1,185		1,156
Marinette School District
1.75%, 03/01/2035		825		788
1.75%, 03/01/2035		2,055		1,533
Milwaukee Redevelopment Authority
5.00%, 11/15/2031		570		588
Monroe School District
4.00%, 03/01/2041		1,485		1,454
5.00%, 03/01/2037		775		821
5.00%, 03/01/2038		700		737
New Glarus School District
3.00%, 04/01/2029		500		489
Public Finance Authority
0.00%, 12/15/2034(5)		3,250		1,809
3.00%, 04/01/2025(5)		110		110
3.00%, 12/01/2026(5)		1,000		960
4.00%, 06/15/2031(5)		450		431
4.00%, 04/01/2032(5)		1,720		1,659
4.00%, 07/15/2034(5)		500		483
4.00%, 08/01/2035		5,830		5,567
4.00%, 07/15/2039(5)		250		231
4.00%, 06/15/2042(5)		750		650
4.00%, 06/01/2045		7,495		6,949
4.13%, 05/01/2026(5)		270		268
5.00%, 10/01/2026(5)		590		596
5.00%, 10/01/2027(5)		610		619
5.00%, 12/01/2027		4,920		4,993
5.00%, 05/15/2028(5)		200		202
5.00%, 10/01/2029(5)		155		158
5.00%, 06/15/2030		185		194
5.00%, 06/15/2031		490		524
5.00%, 06/15/2032		345		370
5.00%, 06/15/2034		275		294
5.00%, 10/01/2034(5)		1,000		1,007
5.00%, 12/01/2034(5)		3,835		3,863
5.00%, 07/01/2035		5,000		5,216
5.00%, 06/15/2036		425		451
5.00%, 07/01/2036		55		56
5.00%, 01/01/2037		500		519
5.00%, 01/01/2038		350		362
5.00%, 10/01/2039(5)		600		590
5.00%, 03/01/2041		5,640		5,689
5.00%, 10/01/2043(5)		360		352
5.00%, 10/01/2044		3,390		3,438
5.00%, 12/15/2044(5)		690		678
5.00%, 03/01/2046		6,900		6,942
5.00%, 10/01/2048(5)		380		362
5.25%, 06/01/2027(5)		590		603
5.25%, 06/01/2028(5)		1,590		1,640
5.25%, 07/01/2028		2,290		2,291
5.25%, 06/01/2029(5)		1,590		1,649
5.25%, 06/01/2030(5)		1,590		1,654
5.25%, 12/01/2031		555		592
5.25%, 12/01/2032		590		629
5.25%, 06/15/2035		300		319
5.25%, 05/15/2037(5)		120		121
5.25%, 03/01/2042		2,190		2,143
5.25%, 06/15/2045		300		310
5.25%, 10/01/2048		1,050		1,014
5.25%, 12/01/2054		2,250		2,169
6.45%, 04/01/2060(5)		1,500		1,478
School District of Maple
4.00%, 10/15/2025		2,540		2,543

	$		$
State of Wisconsin
5.00%, 05/01/2034		2,400		2,458
5.00%, 05/01/2035		1,750		2,006
5.00%, 05/01/2043		6,000		6,470
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037		1,375		1,368
4.00%, 04/01/2038		2,110		2,063
5.00%, 04/01/2038		550		600
5.00%, 04/01/2040		1,125		1,207
5.00%, 04/01/2054(1)		13,245		14,405
Waunakee Community School District
3.63%, 04/01/2030		6,000		5,998
4.38%, 04/01/2044		4,000		3,879
Wisconsin Center District
0.00%, 12/15/2028		1,025		892
0.00%, 12/15/2030		550		443
0.00%, 12/15/2030		1,045		834
Wisconsin Health & Educational Facilities Authority
3.00%, 10/15/2038		1,790		1,496
3.00%, 10/15/2039		930		761
3.63%, 11/01/2029		800		789
4.00%, 02/15/2026		510		511
4.00%, 02/15/2031		460		461
4.00%, 02/15/2033		550		551
4.00%, 11/01/2034		1,000		992
4.00%, 11/15/2043		3,630		3,319
4.20%, 08/15/2028		2,050		2,034
4.38%, 11/01/2039		1,345		1,333
4.50%, 02/15/2054		1,660		1,608
5.00%, 04/01/2026		1,000		1,019
5.00%, 02/15/2027		300		302
5.00%, 04/01/2027		1,700		1,763
5.00%, 08/01/2027(5)		3,500		3,557
5.00%, 10/01/2027		580		605
5.00%, 04/01/2028		900		948
5.00%, 10/01/2028		700		741
5.00%, 11/01/2029		760		778
5.00%, 02/15/2030		2,390		2,417
5.00%, 04/01/2030		1,670		1,761
5.00%, 02/15/2033		2,130		2,285
5.00%, 12/15/2033		1,450		1,517
5.00%, 11/15/2035		5,500		5,567
5.00%, 09/01/2036		400		419
5.00%, 08/15/2039		5,395		5,587
5.00%, 10/01/2041		640		657
5.00%, 08/15/2054(1)		830		848
5.00%, 08/15/2054(1)		1,770		1,886
5.00%, 08/15/2054(1)		2,565		2,737
5.00%, 10/01/2054(1)		1,335		1,446
5.25%, 02/15/2035		4,890		5,281
5.50%, 02/15/2054		1,775		1,882

	$	$
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027(1)	6,060	6,234
5.00%, 08/01/2058(1)	1,145	1,171
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	975	954
3.25%, 09/01/2026	3,360	3,361
3.50%, 09/01/2031	5,000	4,922
3.50%, 09/01/2050	1,205	1,198
3.63%, 03/01/2034	3,605	3,493
4.25%, 09/01/2044	3,075	2,939
5.00%, 09/01/2039	3,100	3,239
6.00%, 03/01/2054	2,695	2,935
6.00%, 09/01/2054	4,830	5,213
6.00%, 03/01/2055	2,150	2,339
Wisconsin Housing & Economic Development Authority Housing Revenue
0.81%, 11/01/2052(1)	335	334

Total Wisconsin		244,958

Wyoming – 0.08%
County of Campbell WY
3.63%, 07/15/2039	5,160	4,531
County of Laramie WY
4.00%, 05/01/2026	200	202
Wyoming Community Development Authority
3.00%, 06/01/2049	4,345	4,277
4.30%, 12/01/2040	2,410	2,392
5.75%, 06/01/2053	1,700	1,796

Total Wyoming		13,198

Total Municipal Bonds (Cost: $16,628,737)		16,442,151

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 1.57%
Money Market Funds – 1.56%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.27%(6)	259,359	259,359

Total Money Market Funds (Cost: $259,359)		259,359

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
ANZ, London, 3.83% due 04/01/2025	$1,994	1,994
Citibank, New York, 3.83% due 04/01/2025	8	8

Total Time Deposits (Cost: $2,002)		2,002

Total Short-Term Investments (Cost: $261,361)		261,361

TOTAL INVESTMENTS IN SECURITIES – 100.05% (Cost: $16,890,098)		16,703,512

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.05)%		(7,548)

TOTAL NET ASSETS – 100.00%		$16,695,964

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2025.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2025.
(3)	Security in default as of March 31, 2025. The value of these securities totals $1,062, which represents 0.01% of total net assets.
(4)	Non-income producing security.
(5)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $399,889, which represents 2.40% of total net assets.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(385)	U.S. Long Bond Future	Jun. 2025	$(45,394)	$(45,154)	$240
(900)	U.S. Ultra 10 Year Note Future	Jun. 2025	(101,377)	(102,713)	(1,336)

					$(1,096)

	$
	Percentages of Net Assets
MUNICIPAL BONDS
Education		4.82%
General Obligation		20.33
General Revenue		29.21
Healthcare		9.90
Housing		8.29
Transportation		15.92
Utilities		10.01

Total Municipal Bonds		98.48

SHORT-TERM INVESTMENTS		1.57

TOTAL INVESTMENTS IN SECURITIES		100.05
LIABILITIES IN EXCESS OF OTHER ASSETS		-0.05

TOTAL NET ASSETS		100.00%

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

March 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	$		$
	Principal Amount (000s)		Value (000s)
MUNICIPAL BONDS – 99.34%
Alabama – 2.27%
Black Belt Energy Gas District
4.00%, 06/01/2051(1)		$2,500		$2,501
4.00%, 10/01/2052(1)		1,075		1,081
4.00%, 10/01/2052(1)		3,380		3,400
4.00%, 12/01/2052(1)		1,500		1,490
4.00%, 04/01/2053(1)		500		500
5.00%, 03/01/2055(1)		6,075		6,486
5.00%, 05/01/2055(1)		900		951
5.00%, 10/01/2055(1)		5,115		5,355
5.25%, 12/01/2053(1)		3,775		4,037
5.25%, 01/01/2054(1)		4,160		4,405
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2025		1,515		1,529
5.00%, 10/01/2026		1,050		1,078
5.25%, 10/01/2040		1,000		1,072
5.25%, 10/01/2043		2,095		2,207
5.25%, 10/01/2045		100		104
5.25%, 10/01/2049		1,990		2,052
5.50%, 10/01/2053		2,450		2,562
Energy Southeast A Cooperative District
5.25%, 07/01/2054(1)		2,575		2,739
5.50%, 11/01/2053(1)		6,665		7,185
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045		2,500		2,318
Homewood Educational Building Authority
5.00%, 10/01/2056		275		265
Hoover Industrial Development Board
5.75%, 10/01/2049		125		130
Huntsville-Redstone Village Special Care Facilities Financing Authority
5.50%, 01/01/2028(2)(3)		250		138
5.50%, 01/01/2043(2)(3)		195		107
6.88%, 01/01/2043(2)(3)		135		74
7.50%, 01/01/2047(2)(3)		245		135
Jacksonville Public Educational Building Authority
5.00%, 08/01/2056		125		128
Mobile County Industrial Development Authority
4.75%, 12/01/2054		4,740		4,477
5.00%, 06/01/2054		3,980		3,932
Phenix City Industrial Development Board
4.13%, 05/15/2035		805		776
Prattville Industrial Development Board
5.30%, 09/01/2028		1,325		1,399
Selma Industrial Development Board
3.45%, 11/01/2033(1)		375		368
Southeast Alabama Gas Supply District
5.00%, 06/01/2049(1)		2,400		2,515
Southeast Energy Authority A Cooperative District
4.00%, 12/01/2051(1)		5,815		5,764
5.00%, 11/01/2035		1,500		1,548
5.00%, 05/01/2055(1)		500		529
5.00%, 11/01/2055(1)		2,600		2,764
5.00%, 01/01/2056(1)		1,660		1,729
5.25%, 03/01/2055(1)		1,715		1,800
5.50%, 01/01/2053(1)		2,000		2,123
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044(4)		7,860		7,939

Total Alabama				91,692

Alaska – 0.10%
Alaska Housing Finance Corp.
4.00%, 12/01/2048		480		482
6.00%, 06/01/2054		100		108
Alaska Industrial Development & Export Authority
5.00%, 01/01/2030		1,415		1,417
5.00%, 01/01/2034		1,000		1,001
Northern Tobacco Securitization Corp.
0.00%, 06/01/2066		2,275		301
4.00%, 06/01/2050		765		743

Total Alaska				4,052

Arizona – 2.55%
Arizona Board of Regents
5.00%, 07/01/2054		800		833
Arizona Health Facilities Authority
4.48% (S&P 7 Day Municipal High Grade Rate + 0.81%), 01/01/2037(5)		970		936

	$		$
Arizona Industrial Development Authority
0.00%, 05/20/2033(1)		4,815		174
3.63%, 05/20/2033		1,779		1,673
3.75%, 02/01/2048(1)		4,170		4,170
3.75%, 02/01/2048(1)		6,745		6,745
4.00%, 07/15/2030(4)		230		225
4.00%, 11/01/2037		100		97
4.00%, 07/15/2040(4)		990		907
4.00%, 07/01/2041		575		524
4.00%, 07/15/2041(4)		265		234
4.00%, 12/15/2041(4)		850		748
4.00%, 07/01/2042		100		87
4.00%, 07/15/2050(4)		1,610		1,348
4.00%, 07/01/2051		1,925		1,634
4.00%, 07/15/2051(4)		500		408
4.00%, 12/15/2051(4)		1,150		922
4.00%, 07/15/2056(4)		475		377
4.50%, 07/15/2029(4)		3,250		3,127
5.00%, 07/01/2032		425		444
5.00%, 07/01/2037(4)		150		151
5.00%, 07/01/2039(4)		100		99
5.00%, 07/15/2039		190		188
5.00%, 07/15/2040(4)		505		509
5.00%, 07/15/2040(4)		1,450		1,422
5.00%, 07/01/2047(4)		225		222
5.00%, 07/01/2049(4)		100		94
5.00%, 07/01/2049(4)		945		878
5.00%, 07/15/2049		1,565		1,450
5.00%, 07/15/2050(4)		2,665		2,458
5.00%, 07/01/2051(4)		255		247
5.00%, 07/01/2054(4)		500		472
5.00%, 07/01/2054(4)		1,000		924
5.00%, 07/01/2057		1,250		1,221
5.25%, 07/01/2037(4)		205		206
5.38%, 07/01/2050(4)		510		511
5.50%, 07/01/2038(4)		945		955
5.50%, 07/01/2052(4)		3,535		3,479
5.75%, 07/15/2048(4)		250		253
Chandler Industrial Development Authority
5.00%, 09/01/2052(1)		1,900		1,946
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045		2,000		1,879
Glendale Industrial Development Authority
4.00%, 07/01/2028		245		240
5.00%, 07/01/2033		435		435
5.00%, 07/01/2038		1,070		1,041
5.00%, 07/01/2048		1,190		1,068
Industrial Development Authority of the City of Phoenix
3.40%, 11/15/2052(1)		1,100		1,100
Industrial Development Authority of the City of Phoenix Arizona
3.50%, 11/15/2052(1)		3,400		3,400
3.70%, 12/01/2035(1)		5,330		5,328
5.00%, 07/01/2030		700		720
5.00%, 07/01/2035(4)		375		375
5.00%, 07/01/2035(4)		970		971
5.00%, 07/01/2037		4,750		4,799
5.00%, 07/01/2044		85		85
5.00%, 07/01/2045(4)		150		149
5.00%, 07/01/2045(4)		290		280
5.00%, 07/01/2049		1,390		1,362
5.00%, 07/01/2059		145		138
Industrial Development Authority of the County of Pima
4.00%, 06/15/2041(4)		2,380		2,080
4.00%, 06/15/2051(4)		1,215		980
4.00%, 06/15/2057(4)		1,245		975
5.00%, 06/15/2049(4)		125		119
7.00%, 11/15/2057(4)		250		268
La Paz County Industrial Development Authority
4.00%, 02/15/2046		345		283
4.00%, 02/15/2051		580		454
5.00%, 02/15/2036(4)		1,200		1,201
Maricopa County Industrial Development Authority
3.50%, 07/01/2044(4)		520		404
4.00%, 07/01/2029(4)		295		292
4.00%, 10/15/2047(4)		6,730		5,734
4.00%, 07/01/2050		100		84
4.00%, 07/01/2056(4)		1,350		1,061
4.25%, 07/01/2044		800		706
5.00%, 07/01/2036(4)		150		151
5.00%, 07/01/2049(4)		150		144
5.00%, 07/01/2049		900		900
5.00%, 07/01/2054(4)		1,000		939

	$		$
Maricopa County Pollution Control Corp.
3.60%, 02/01/2040		415		367
3.60%, 04/01/2040		1,000		885
4.50%, 08/01/2042		1,220		1,178
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2047		1,000		1,051
5.25%, 01/01/2053		1,000		1,070
Salt Verde Financial Corp.
5.00%, 12/01/2037		5,545		5,835
Sierra Vista Industrial Development Authority
5.00%, 06/15/2044(4)		2,220		2,178
5.00%, 06/15/2054(4)		1,095		1,041
5.00%, 06/15/2059(4)		2,075		1,951
5.00%, 06/15/2064(4)		900		837
Tempe Industrial Development Authority
4.00%, 12/01/2038		1,190		1,113
4.00%, 12/01/2046		1,170		1,018
5.00%, 12/01/2050		500		473
5.00%, 12/01/2054		750		700

Total Arizona				103,140

Arkansas – 0.81%
Arkansas Development Finance Authority
4.50%, 09/01/2049(4)		8,390		7,984
4.65%, 07/01/2050		2,685		2,633
4.70%, 07/01/2055		2,650		2,643
4.75%, 09/01/2049(4)		2,840		2,736
5.00%, 09/01/2027		1,000		1,035
5.45%, 09/01/2052		4,305		4,408
5.70%, 05/01/2053		600		623
6.88%, 07/01/2048(4)		2,500		2,727
7.38%, 07/01/2048(4)		2,500		2,756
City of Osceola AR
5.50%, 04/01/2036(1)		5,125		5,131

Total Arkansas				32,676

California – 9.45%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036		2,500		2,531
5.00%, 10/01/2037		2,000		2,024
Bay Area Toll Authority
3.20%, 04/01/2059(1)		2,400		2,400
California Community Choice Financing Authority
4.00%, 02/01/2052(1)		2,000		1,999
5.00%, 12/01/2053(1)		5,995		6,260
5.00%, 05/01/2054(1)		500		532
5.00%, 01/01/2055(1)		1,085		1,138
5.00%, 02/01/2055(1)		2,835		3,020
5.00%, 02/01/2055(1)		8,310		8,868
5.00%, 08/01/2055(1)		1,200		1,266
5.00%, 11/01/2055(1)		2,000		2,094
5.00%, 01/01/2056(1)		500		525
5.25%, 11/01/2054(1)		450		477
5.50%, 10/01/2054(1)		2,960		3,188
California Community Housing Agency
3.00%, 08/01/2056(4)		200		142
4.00%, 08/01/2046(4)		920		777
4.00%, 08/01/2047(4)		3,500		2,792
4.00%, 02/01/2050(4)		980		754
4.00%, 08/01/2050(4)		3,350		2,605
4.00%, 08/01/2051(4)		1,000		472
4.00%, 02/01/2056(4)		8,290		6,457
4.00%, 02/01/2056(4)		13,075		8,427
5.00%, 08/01/2049(4)		7,540		6,955
California Educational Facilities Authority
5.00%, 12/01/2035		1,000		1,024
5.25%, 10/01/2044		1,000		1,024
5.50%, 10/01/2053		2,130		2,180
California Health Facilities Financing Authority
3.00%, 08/15/2051		1,385		1,050
5.00%, 12/01/2028		500		528
5.00%, 12/01/2039		520		539
5.25%, 11/15/2058		255		260
California Housing Finance Agency
3.25%, 08/20/2036		4,452		4,075
3.50%, 11/20/2035		2,675		2,554
4.00%, 03/20/2033		3,039		3,039
4.25%, 01/15/2035		1,390		1,392
4.38%, 09/20/2036		1,477		1,464
California Infrastructure & Economic Development Bank
4.00%, 10/01/2041		2,235		2,235
5.00%, 11/01/2047		155		160
5.00%, 01/01/2056(4)		355		330
5.00%, 11/01/2057		1,380		1,411

	$		$
9.50%, 01/01/2065(1)(4)		4,400		4,397
California Municipal Finance Authority
3.00%, 10/01/2049		100		74
3.00%, 05/15/2054		405		298
3.88%, 03/01/2054(1)		150		148
4.00%, 11/15/2027		200		198
4.00%, 07/15/2029		5,150		5,097
4.00%, 08/15/2037		1,560		1,515
4.00%, 10/01/2038		1,000		974
4.00%, 10/01/2039		1,495		1,441
4.00%, 09/01/2041		550		510
4.00%, 08/15/2042		1,635		1,516
4.00%, 12/31/2047		1,470		1,288
4.00%, 03/01/2050		250		207
4.00%, 02/01/2051		2,250		2,086
4.00%, 11/15/2056		875		678
4.38%, 09/01/2053(1)		100		102
5.00%, 10/01/2026		400		410
5.00%, 07/01/2027		300		310
5.00%, 06/30/2029		335		346
5.00%, 12/31/2031		1,240		1,274
5.00%, 07/01/2032		1,055		1,079
5.00%, 04/01/2035		1,235		1,211
5.00%, 05/15/2036		2,680		2,759
5.00%, 10/01/2039(4)		1,115		1,102
5.00%, 11/01/2039(4)		195		184
5.00%, 12/31/2043		18,430		18,470
5.00%, 06/01/2046		750		743
5.00%, 11/01/2046(4)		1,500		1,458
5.00%, 06/01/2048		1,000		984
5.00%, 10/01/2049(4)		515		484
5.00%, 09/01/2054		135		136
5.00%, 10/01/2057(4)		1,000		917
5.13%, 09/01/2059		110		112
5.25%, 11/01/2052		2,165		2,203
5.25%, 06/01/2053		2,655		2,795
5.38%, 07/01/2045(4)		500		488
5.50%, 11/01/2045(4)		1,000		1,001
5.50%, 01/01/2060(4)		2,000		1,987
5.88%, 05/01/2059(4)		15		15
California Pollution Control Financing Authority
3.70%, 07/01/2043(1)(4)		650		650
4.10%, 11/01/2042(1)(4)		2,270		2,270
5.00%, 07/01/2037(4)		5,000		5,003
California Public Finance Authority
2.38%, 11/15/2028(4)		215		209
5.00%, 11/15/2036(4)		250		253
5.00%, 11/15/2046(4)		50		48
5.00%, 10/15/2047		3,075		2,993
6.38%, 06/01/2059(4)		3,055		2,856
6.50%, 06/01/2054(4)		4,395		4,221
6.75%, 07/01/2065(4)		7,000		7,319
California School Finance Authority
4.00%, 06/01/2061(4)		1,000		674
5.00%, 07/01/2025(4)		375		376
5.00%, 06/01/2029(4)		250		251
5.00%, 06/01/2030(4)		310		314
5.00%, 07/01/2037(4)		215		218
5.00%, 10/01/2042(4)		500		499
5.00%, 07/01/2047(4)		500		500
5.00%, 07/01/2047(4)		1,235		1,237
5.00%, 07/01/2052(4)		1,340		1,318
5.13%, 06/01/2047(4)		250		243
6.38%, 07/01/2046(4)		1,000		1,007
California State Public Works Board
5.00%, 04/01/2049		500		530
California Statewide Communities Development Authority
3.00%, 04/01/2051		550		401
4.00%, 09/02/2028		20		20
4.00%, 09/02/2029		20		20
4.00%, 09/02/2030		20		20
4.00%, 09/02/2031		15		15
4.00%, 09/02/2031		75		73
4.00%, 04/01/2038		2,400		2,333
4.00%, 09/02/2041		110		101
4.00%, 09/02/2041		110		101
4.00%, 09/02/2041		135		119
4.00%, 09/02/2051		1,070		910
4.00%, 09/02/2051		1,315		1,081
4.00%, 09/02/2051		1,340		1,141
4.31%, 07/01/2032		220		201
5.00%, 12/01/2027(4)		205		208

	$		$
5.00%, 11/01/2032(4)		1,135		1,152
5.00%, 01/01/2038		750		772
5.00%, 09/02/2039		745		758
5.00%, 05/15/2040		1,000		1,007
5.00%, 11/01/2041(4)		1,375		1,362
5.00%, 09/02/2042		1,590		1,623
5.00%, 01/01/2043		1,000		1,022
5.00%, 09/02/2044		700		707
5.00%, 09/02/2044		1,000		1,023
5.00%, 09/02/2044		1,350		1,371
5.00%, 12/01/2046(4)		270		267
5.00%, 01/01/2048		2,840		2,896
5.00%, 09/02/2049		35		36
5.00%, 09/02/2049		700		704
5.00%, 09/02/2049		1,000		1,008
5.00%, 09/02/2052		2,315		2,322
5.25%, 12/01/2044		605		605
5.25%, 12/01/2048(4)		800		811
5.25%, 12/01/2056(4)		14,095		14,108
5.50%, 12/01/2054		5,225		5,226
5.50%, 12/01/2058(4)		8,575		8,719
California Statewide Financing Authority
6.00%, 05/01/2043		100		102
Central Valley Energy Authority
5.00%, 12/01/2055(1)		525		568
Chino Community Facilities District
4.00%, 09/01/2051		1,500		1,287
City & County of San Francisco CA Community Facilities District No 2016-1
4.00%, 09/01/2032(4)		345		339
City & County of San Francisco CA Special Tax District No 2020-1
4.00%, 09/01/2041(4)		1,600		1,454
4.00%, 09/01/2051(4)		980		819
5.75%, 09/01/2053(4)		95		100
5.75%, 09/01/2053(4)		2,050		2,150
City of Fontana CA
5.00%, 09/01/2033		540		573
City of Irvine CA
4.00%, 09/02/2027		20		20
4.00%, 09/02/2028		30		30
City of Los Angeles Department of Airports
4.00%, 05/15/2044		3,000		2,746
5.00%, 05/15/2051		1,000		1,007
5.50%, 05/15/2047		2,725		2,859
City of Palm Desert CA
4.00%, 09/01/2041		1,225		1,116
4.00%, 09/01/2051		750		629
City of Rancho Cordova CA
5.00%, 09/01/2040		360		366
5.00%, 09/01/2049		1,000		1,016
5.00%, 09/01/2049		1,250		1,270
City of Sacramento CA
5.00%, 09/01/2049		1,500		1,475
City of Santa Clarita CA Community Facilities District No 2002-1
4.00%, 09/01/2035(4)		800		755
City of Vernon CA Electric System Revenue
5.00%, 10/01/2025		500		505
CMFA Special Finance Agency
3.00%, 12/01/2056(4)		500		338
4.00%, 08/01/2045(4)		1,205		1,031
4.00%, 12/01/2045(4)		650		519
CMFA Special Finance Agency VII
4.00%, 08/01/2047(4)		3,570		3,026
CMFA Special Finance Agency XII
3.25%, 02/01/2057(4)		1,500		1,081
4.38%, 08/01/2049(4)		1,980		1,638
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2052		150		152
CSCDA Community Improvement Authority
2.65%, 12/01/2046(4)		725		564
2.80%, 03/01/2047(4)		150		115
2.88%, 08/01/2041(4)		100		89
3.00%, 07/01/2045(4)		2,000		1,565
3.00%, 06/01/2047(4)		500		348
3.00%, 06/01/2048(4)		100		72
3.00%, 12/01/2056(4)		5,500		3,750
3.10%, 07/01/2045(4)		250		209
3.13%, 07/01/2056(4)		7,600		5,066
3.13%, 08/01/2056(4)		1,530		1,150
3.13%, 06/01/2057(4)		1,850		1,118
3.38%, 07/01/2043(4)		300		246
4.00%, 10/01/2046(4)		1,275		1,005
4.00%, 07/01/2056(4)		2,500		1,976

	$		$
4.00%, 07/01/2056(4)		7,237		5,602
4.00%, 08/01/2056(4)		4,625		4,079
4.00%, 09/01/2056(4)		1,015		759
4.00%, 10/01/2056(4)		1,000		816
4.00%, 10/01/2056(4)		6,210		4,803
4.00%, 12/01/2056(4)		5,695		4,272
4.00%, 02/01/2057(4)		1,500		1,112
4.00%, 04/01/2057(4)		1,050		758
4.00%, 05/01/2057(4)		250		176
4.00%, 12/01/2059(4)		1,905		1,025
5.00%, 07/01/2051(4)		165		155
5.00%, 01/01/2054(4)		470		395
East County Advanced Water Purification Joint Powers Authority
3.13%, 09/01/2026		2,000		2,001
Eastern Municipal Water District
2.65%, 07/01/2046(1)		9,000		9,000
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046		9,300		8,850
Freddie Mac Multifamily ML Certificates
3.35%, 11/25/2033		2,284		2,193
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066		82,925		8,894
5.00%, 06/01/2051		290		293
Hastings Campus Housing Finance Authority
5.00%, 07/01/2061(4)		4,150		3,794
Hayward Unified School District
4.00%, 08/01/2050		1,380		1,301
Inland Empire Tobacco Securitization Corp.
0.00%, 06/01/2036		3,000		1,397
Irvine Unified School District
5.00%, 03/01/2057		795		799
Lodi Unified School District
3.00%, 08/01/2046		500		395
Los Angeles Department of Water & Power
5.00%, 07/01/2036		100		109
5.00%, 07/01/2036		1,000		1,090
5.00%, 07/01/2040		155		165
5.00%, 07/01/2040		300		320
5.00%, 07/01/2048		500		516
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2034		500		551
5.00%, 07/01/2038		340		364
5.00%, 07/01/2039		1,015		1,077
5.25%, 07/01/2053		500		523
Los Angeles Housing Authority
6.00%, 12/01/2062(4)		1,335		1,264
Morongo Band of Mission Indians
5.00%, 10/01/2042(4)		115		116
Mountain House Community Facilities District
5.00%, 09/01/2045		635		642
5.00%, 09/01/2055		625		627
New Hampshire Business Finance Authority
0.00%, 07/20/2039(1)		2,480		2,388
Northern California Gas Authority No 1
3.78% (3 Month Term SOFR + 0.72%), 07/01/2027(5)		260		260
Orange County Community Facilities District
5.00%, 08/15/2037		250		264
5.00%, 08/15/2038		260		275
5.25%, 08/15/2045		975		977
Palomar Health
5.00%, 11/01/2042		1,350		1,057
Pasadena Public Financing Authority
0.00%, 06/01/2042		215		97
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2047		3,000		3,151
River Islands Public Financing Authority
4.00%, 09/01/2041		605		556
5.00%, 09/01/2048		500		501
5.00%, 09/01/2048		750		748
5.00%, 09/01/2054		735		724
Riverside County Redevelopment Successor Agency
0.00%, 10/01/2039		1,000		525
Riverside County Transportation Commission
3.00%, 06/01/2049		250		193
4.00%, 06/01/2046		5,250		4,987
4.00%, 06/01/2047		1,000		942
San Diego County Regional Airport Authority
4.00%, 07/01/2046		1,000		897
4.00%, 07/01/2056		1,000		911
5.00%, 07/01/2048		100		102
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2026		1,375		1,402

	$		$
5.25%, 05/01/2049		200		207
5.50%, 05/01/2055		2,400		2,574
San Francisco Community College District
3.00%, 06/15/2045		100		77
San Joaquin Valley Clean Energy Authority
5.50%, 01/01/2056(1)		750		837
Southern California Public Power Authority
5.00%, 07/01/2033		500		553
5.00%, 07/01/2053		500		514
5.00%, 04/01/2055(1)		345		362
State of California
3.00%, 11/01/2040		500		434
Tejon Ranch Public Facilities Finance Authority
5.00%, 09/01/2054		155		156
Transbay Joint Powers Authority
5.00%, 10/01/2033		250		257
5.00%, 10/01/2034		250		256
5.00%, 10/01/2035		240		245
5.00%, 10/01/2038		600		605
University of California
4.00%, 05/15/2055		220		206
5.25%, 05/15/2055		550		596
West Sacramento Financing Authority
5.00%, 09/01/2034		135		147

Total California				382,657

Colorado – 5.38%
2000 Holly Metropolitan District
5.00%, 12/01/2050		910		866
9th Avenue Metropolitan District No 2
5.00%, 12/01/2048		1,562		1,547
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052		8,080		6,996
5.50%, 12/01/2044(4)		2,000		2,038
5.75%, 12/01/2054(4)		650		670
Amber Creek Metropolitan District
5.00%, 12/01/2037		693		635
5.13%, 12/01/2047		1,550		1,359
Arista Metropolitan District
8.25%, 12/15/2039		500		514
Arkansas River Power Authority
5.00%, 10/01/2033		500		509
5.00%, 10/01/2043		225		226
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040		1,000		1,003
5.00%, 12/01/2050		1,000		979
Aviation Station North Metropolitan District No 2
5.00%, 12/01/2039		750		746
5.00%, 12/01/2048		500		475
Belford North Metropolitan District
5.50%, 12/01/2050		1,100		962
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048		3,490		3,430
Berthoud-Heritage Metropolitan District No 10
4.75%, 12/01/2052		500		422
Board of Water Commissioners City & County of Denver
3.00%, 09/15/2045		2,000		1,542
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040		515		507
5.00%, 12/01/2050		3,110		2,972
Broadway Park North Metropolitan District No 2
5.00%, 12/01/2040(4)		2,255		2,148
5.00%, 12/01/2049(4)		730		677
Buffalo Highlands Metropolitan District
5.25%, 12/01/2038		500		492
Canyons Metropolitan District No 5
6.50%, 12/01/2054		2,300		2,347
Cascade Ridge Metropolitan District
5.00%, 12/01/2051		500		427
Chambers Highpoint Metropolitan District No 2
5.00%, 12/01/2041		1,285		1,136
5.00%, 12/01/2051		705		569
City & County of Denver CO
5.00%, 10/01/2032		4,175		4,176
City & County of Denver CO Airport System Revenue
5.00%, 12/01/2048		340		341
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2034		500		341
Clear Creek Transit Metropolitan District No 2
5.00%, 12/01/2050		1,309		973
Colorado Crossing Metropolitan District No 2
4.00%, 12/01/2030		500		482
5.00%, 12/01/2050		3,000		2,807

	$		$
Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2051		1,100		897
4.00%, 05/01/2061		1,835		1,426
5.75%, 04/01/2059(4)		675		686
5.80%, 04/01/2054(4)		1,345		1,376
Colorado Health Facilities Authority
3.25%, 08/01/2049		670		515
4.00%, 05/15/2031		40		39
4.00%, 05/15/2032		50		49
4.00%, 05/15/2033		55		54
4.00%, 05/15/2034		55		53
4.00%, 05/15/2035		55		53
4.00%, 05/15/2036		60		57
4.00%, 11/01/2039		3,775		3,684
4.00%, 12/01/2040		250		236
4.00%, 05/15/2041		100		91
4.00%, 01/01/2042		600		530
4.00%, 05/15/2048		150		127
4.00%, 09/01/2050		375		393
4.00%, 12/01/2050		500		417
5.00%, 01/01/2037		105		105
5.00%, 01/01/2038		400		403
5.00%, 05/15/2054		850		874
5.13%, 12/01/2055		660		669
5.25%, 05/15/2028		500		509
5.75%, 12/01/2035(4)		100		70
6.13%, 12/01/2045(4)		875		559
6.25%, 12/01/2050(4)		485		311
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047		3,330		3,330
5.00%, 12/31/2051		5,000		4,890
5.00%, 12/31/2056		5,760		5,603
Colorado Housing & Finance Authority
3.00%, 05/01/2051		1,320		1,300
5.75%, 11/01/2054		850		925
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046		1,090		1,090
Copper Ridge Metropolitan District
5.00%, 12/01/2039		500		463
Cornerstar Metropolitan District
5.13%, 12/01/2037		500		496
Creekwalk Marketplace Business Improvement District
6.00%, 12/01/2054		3,000		2,911
Crystal Crossing Metropolitan District
5.25%, 12/01/2040		500		502
Denver Convention Center Hotel Authority
5.00%, 12/01/2030		2,000		2,002
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038		2,393		2,363
5.63%, 12/01/2048		2,130		2,031
Denver Health & Hospital Authority
5.00%, 12/01/2048		1,800		1,744
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048		600		610
Denver Urban Renewal Authority
5.25%, 12/01/2039(4)		900		886
DIATC Metropolitan District
3.25%, 12/01/2029(4)		295		277
5.00%, 12/01/2039(4)		500		490
E-470 Public Highway Authority
3.66% (SOFR + 0.75%), 09/01/2039(5)		900		901
5.00%, 09/01/2040		105		114
Elbert & Highway 86 Commercial Metropolitan District
5.00%, 12/01/2051(4)		2,000		1,804
Fitzsimons Village Metropolitan District No 1
5.00%, 12/01/2049		1,530		1,469
Fitzsimons Village Metropolitan District No 3
4.25%, 12/01/2055		1,250		1,019
Four Corners Business Improvement District
6.00%, 12/01/2052		500		506
Gold Hill North Business Improvement District
5.60%, 12/01/2054(4)		2,800		2,721
Granary Metropolitan District No 9 Special Assessment District No 1
5.45%, 12/01/2044(4)		920		887
Great Western Metropolitan District
4.75%, 12/01/2050		623		551
Greenways Metropolitan District No 1
4.63%, 12/01/2051		500		354
Haymeadow Metropolitan District No 1
6.13%, 12/01/2054		2,125		2,130
Highlands Metropolitan District No 1
4.00%, 12/01/2031		175		162

	$		$
5.00%, 12/01/2041		550		510
HM Metropolitan District No 2
0.00%, 12/01/2051		10,400		8,457
Hogback Metropolitan District
5.00%, 12/01/2041		725		702
5.00%, 12/01/2051		6,420		6,032
Hunters Overlook Metropolitan District No 5
4.25%, 12/01/2054		1,100		1,041
Independence Metropolitan District No 3
5.38%, 12/01/2054		500		486
7.13%, 12/15/2054		564		563
Jacoby Farm Metropolitan District
5.00%, 12/15/2046(4)		500		458
Jefferson Center Metropolitan District No 1
5.75%, 12/15/2050		665		669
Karl’s Farm Metropolitan District No 2
6.20%, 12/15/2044		567		582
Kinston Metropolitan District No 5
5.13%, 12/01/2050		500		474
Lafferty Canyon Metropolitan District
5.63%, 12/01/2055		2,000		1,966
Lambertson Farms Metropolitan District No 1
6.25%, 12/20/2054(4)		500		488
Larkridge Metropolitan District No 2
5.25%, 12/01/2048		500		491
Longs Peak Metropolitan District
5.25%, 12/01/2051(4)		900		885
Mead Place Metropolitan District No 4
0.00%, 12/01/2054(4)		2,200		1,528
Mineral Business Improvement District
5.75%, 12/01/2054(4)		780		788
Newlin Crossing Metropolitan District
5.38%, 12/01/2054(4)		500		494
Nexus North at DIA Metropolitan District
5.00%, 12/01/2041		500		469
North Holly Metropolitan District
5.50%, 12/01/2048		1,510		1,513
North Range Metropolitan District No 2
5.75%, 12/01/2047		1,000		1,000
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048		2,313		2,208
Palisade Park North Metropolitan District No 1
5.25%, 12/15/2051		500		448
Park Creek Metropolitan District
5.00%, 12/01/2027		50		51
Peak Metropolitan District No 1
5.00%, 12/01/2041(4)		1,000		906
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041		515		442
4.00%, 12/01/2051		2,650		2,187
Public Authority for Colorado Energy
6.25%, 11/15/2028		345		361
6.50%, 11/15/2038		1,690		1,988
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(4)		250		241
4.75%, 12/01/2045(4)		2,390		2,054
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047		650		661
Rampart Range Metropolitan District No 5
4.00%, 12/01/2036		1,250		1,190
4.00%, 12/01/2051		8,560		7,130
Red Barn Metropolitan District
5.50%, 12/01/2055		500		487
Redtail Ridge Metropolitan District
0.00%, 12/01/2032		7,250		4,256
Regional Transportation District
3.00%, 07/15/2037		1,150		993
4.00%, 07/15/2038		1,150		1,110
Reunion Metropolitan District
3.63%, 12/01/2044		703		514
Ridgeline Vista Metropolitan District
5.25%, 12/01/2060		1,730		1,621
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052		1,865		1,604
Rocky Mountain Rail Park Metropolitan District
5.00%, 12/01/2031(4)		500		492
5.00%, 12/01/2051(4)		2,000		1,837
Sabell Metropolitan District
5.00%, 12/01/2050(4)		555		539
Senac South Metropolitan District No 1
5.25%, 12/01/2051		1,000		889

	$		$
Silver Peaks Metropolitan District No 3
5.00%, 12/01/2050		533		510
Sky Dance Metropolitan District No 2
6.00%, 12/01/2054		500		492
8.50%, 12/15/2054		500		498
Southglenn Metropolitan District
5.00%, 12/01/2036		810		801
5.00%, 12/01/2046		2,721		2,529
Southlands Metropolitan District No 1
5.00%, 12/01/2047		1,000		975
St Vrain Lakes Metropolitan District No 2
6.38%, 11/15/2054		500		514
St Vrain Lakes Metropolitan District No 4
0.00%, 09/20/2054(4)		2,500		1,694
State of Colorado
6.00%, 12/15/2041		6,125		7,005
STC Metropolitan District No 2
4.00%, 12/01/2029		1,305		1,283
5.00%, 12/01/2038		1,065		1,039
5.00%, 12/01/2049		500		465
Sterling Ranch Community Authority Board
5.63%, 12/01/2043		2,364		2,408
5.75%, 12/01/2054(4)		2,500		2,493
8.25%, 12/15/2054(4)		525		520
8.75%, 12/15/2054		500		504
Sunset Parks Metropolitan District
5.13%, 12/01/2054(4)		1,910		1,863
Talon Pointe Metropolitan District
5.25%, 12/01/2051		1,000		725
Thompson Crossing Metropolitan District No 4
5.00%, 12/01/2049		580		549
Tree Farm Metropolitan District
4.50%, 12/01/2041(4)		500		445
Vauxmont Metropolitan District
5.00%, 12/15/2030		375		387
Velocity Metropolitan District No 3
5.50%, 12/01/2048		5,500		5,352
Village at Dry Creek Metropolitan District No 2
4.38%, 12/01/2044		500		474
Waterview II Metropolitan District
4.50%, 12/01/2031		525		516
Waterview North Metropolitan District No 1
5.75%, 12/01/2054(4)		630		609
Westcreek Metropolitan District No 2
5.38%, 12/01/2048		500		492
Westerly Metropolitan District No 4
5.00%, 12/01/2040		1,950		1,929
5.00%, 12/01/2050		5,000		4,819
Willow Bend Metropolitan District
5.00%, 12/01/2039		597		594
5.00%, 12/01/2049		1,500		1,411
Willow Springs Metropolitan District
6.50%, 10/15/2054(4)		500		494
Windler Public Improvement Authority
4.13%, 12/01/2051		7,000		5,348

Total Colorado				217,570

Connecticut – 1.15%
Connecticut Housing Finance Authority
4.75%, 11/15/2049		1,750		1,744
4.80%, 11/15/2054		1,500		1,483
6.00%, 11/15/2054		35		38
6.00%, 11/15/2054		300		328
Connecticut State Health & Educational Facilities Authority
3.25%, 07/01/2042(1)		15,000		15,000
4.00%, 07/01/2030		400		389
4.00%, 07/01/2041		275		245
4.00%, 07/01/2044		2,195		1,757
4.00%, 07/01/2045		250		227
4.00%, 07/01/2049		3,730		2,866
4.00%, 07/01/2051		250		202
5.00%, 07/01/2031		1,080		1,084
5.00%, 07/01/2032		280		281
5.00%, 07/01/2033		175		175
5.00%, 07/01/2034		125		125
5.00%, 12/01/2035		250		251
5.00%, 07/01/2043		2,445		2,342
5.00%, 09/01/2046(4)		1,000		946
5.00%, 09/01/2053(4)		110		100
5.38%, 07/01/2054		1,750		1,679
Connecticut State Higher Education Supplement Loan Authority
3.25%, 11/15/2036		15		13
4.13%, 11/15/2040		105		100

	$		$
Harbor Point Infrastructure Improvement District
5.00%, 04/01/2039(4)		1,750		1,760
Mashantucket Western Pequot Tribe
6.05%, 07/01/2031		1,985		457
Mohegan Tribe of Indians of Connecticut
6.25%, 02/01/2030(4)		1,000		1,007
6.75%, 02/01/2045(4)		524		528
Stamford Housing Authority
4.75%, 10/01/2032		470		472
5.38%, 10/01/2033		1,000		996
6.25%, 10/01/2060		185		186
6.50%, 10/01/2055		235		241
Steel Point Infrastructure Improvement District
4.00%, 04/01/2036(4)		850		822
4.00%, 04/01/2041(4)		235		215
4.00%, 04/01/2051(4)		2,500		2,094
5.63%, 04/01/2044(4)		200		207
6.00%, 04/01/2052(4)		2,410		2,557
Town of Hamden CT
5.00%, 01/01/2040		2,485		2,405
5.00%, 01/01/2050		1,345		1,216

Total Connecticut				46,538

Delaware – 0.89%
County of Kent DE
5.00%, 07/01/2032		20		20
5.00%, 07/01/2040		2,195		2,205
5.00%, 07/01/2048		2,505		2,464
5.00%, 07/01/2053		295		284
5.00%, 07/01/2058		250		238
County of Sussex DE
5.00%, 01/01/2036		2,530		2,533
Delaware State Economic Development Authority
1.25%, 10/01/2045(1)		15		15
4.00%, 09/01/2030		195		194
4.00%, 09/01/2041		550		489
4.00%, 06/01/2042		1,700		1,470
4.00%, 06/01/2052		110		87
4.00%, 06/01/2057		105		81
5.00%, 09/01/2036		1,225		1,235
5.00%, 08/01/2039		715		704
5.00%, 09/01/2040		340		343
5.00%, 09/01/2046		700		700
5.00%, 11/15/2048		2,050		2,055
5.00%, 08/01/2049		900		839
5.00%, 09/01/2050		370		364
5.00%, 08/01/2054		835		765
Delaware State Health Facilities Authority
5.00%, 06/01/2027		700		716
5.00%, 06/01/2037		1,455		1,458
5.00%, 06/01/2043		1,420		1,379
5.00%, 06/01/2048		675		653
5.00%, 06/01/2050		3,165		3,042
Delaware State Housing Authority
4.60%, 07/01/2049		3,965		3,887
4.65%, 07/01/2049		2,215		2,174
6.00%, 01/01/2055		3,990		4,351
Town of Bridgeville DE
5.63%, 07/01/2053(4)		1,135		1,160

Total Delaware				35,905

District of Columbia – 1.25%
District of Columbia
0.00%, 06/01/2041(4)		1,000		601
0.00%, 06/01/2046(4)		1,440		1,081
0.00%, 06/01/2049(4)		2,175		1,278
5.00%, 07/01/2025		460		462
5.00%, 07/01/2027		225		232
5.00%, 06/01/2036		205		206
5.00%, 07/01/2037		245		246
5.00%, 07/01/2039		115		117
5.00%, 06/01/2041		580		572
5.00%, 06/01/2041(4)		1,190		1,168
5.00%, 07/01/2042		2,520		2,454
5.00%, 06/01/2046		3,665		3,576
5.00%, 07/01/2052		2,265		2,065
5.13%, 01/01/2035		60		54
5.25%, 01/01/2039		45		39
5.63%, 06/01/2044		2,205		2,256
5.75%, 06/01/2054		1,000		1,016
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046		3,560		767
0.00%, 06/15/2046		33,945		8,615
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2027		2,310		2,402

	$		$
5.00%, 10/01/2042		4,000		4,027
5.00%, 10/01/2043		6,410		6,441
5.50%, 10/01/2054		1,000		1,054
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035		6,025		3,970
0.00%, 10/01/2037		1,870		1,110
0.00%, 10/01/2038		680		372
0.00%, 10/01/2039		135		70
0.00%, 10/01/2040		340		166
4.00%, 10/01/2053		1,000		876
6.50%, 10/01/2044		950		1,018
Washington Metropolitan Area Transit Authority Dedicated Revenue
4.00%, 07/15/2046		2,260		2,078

Total District of Columbia				50,389

Florida – 6.22%
Alachua County Health Facilities Authority
4.00%, 10/01/2040		325		293
4.00%, 12/01/2049		5,000		4,467
5.00%, 12/01/2036		1,000		987
5.00%, 12/01/2044		3,160		3,150
6.00%, 11/15/2034(2)(3)		50		33
6.25%, 11/15/2044(2)(3)		400		260
6.38%, 11/15/2049(2)(3)		940		611
Artisan Lakes East Community Development District
4.00%, 05/01/2051		650		535
Avenir Community Development District
5.38%, 05/01/2043		165		166
5.63%, 05/01/2054		1,690		1,709
Babcock Ranch Community Independent Special District
5.00%, 05/01/2044(4)		1,490		1,458
5.25%, 05/01/2055(4)		190		185
Boggy Branch Community Development District
4.00%, 05/01/2051		1,110		906
Boggy Creek Improvement District
5.13%, 05/01/2043		580		575
Capital Projects Finance Authority
5.00%, 10/01/2034		585		602
5.00%, 10/01/2035		500		513
5.00%, 06/01/2054(4)		625		612
5.00%, 06/01/2058(4)		1,625		1,578
Capital Trust Agency, Inc.
4.00%, 06/15/2025(4)		250		250
4.00%, 10/15/2029(4)		100		99
4.00%, 06/15/2031(4)		800		762
4.00%, 06/15/2041(4)		505		429
4.00%, 06/15/2051(4)		235		178
5.00%, 10/15/2037(4)		160		160
5.00%, 10/15/2047(4)		190		185
5.00%, 07/01/2049(4)		265		255
5.00%, 10/15/2052(4)		135		129
5.00%, 06/01/2056(4)		515		455
5.00%, 07/01/2056(4)		5,120		4,679
5.13%, 06/15/2037(4)		250		246
5.25%, 12/01/2058(4)		3,270		3,236
Capital Trust Authority
5.00%, 12/15/2044		250		244
5.00%, 06/01/2054(4)		1,800		1,721
5.00%, 06/01/2064(4)		485		454
5.13%, 12/15/2054		600		570
5.13%, 12/15/2059		500		469
6.25%, 06/15/2053(4)		200		206
6.38%, 06/15/2058(4)		210		217
6.50%, 12/15/2058(4)		370		370
Celebration Pointe Community Development District No 1
3.00%, 05/01/2031		715		660
3.38%, 05/01/2041		90		73
4.00%, 05/01/2053		2,445		1,926
5.00%, 05/01/2032(2)(3)		630		634
5.13%, 05/01/2045(2)(3)		65		64
Central Florida Expressway Authority
5.00%, 07/01/2044		2,000		2,057
Charles Cove Community Development District
3.75%, 05/01/2030		355		350
4.00%, 05/01/2052		500		417
4.25%, 05/01/2040		250		236
4.38%, 05/01/2050		1,250		1,125
City of Atlantic Beach FL
5.00%, 11/15/2043		500		495
5.00%, 11/15/2048		500		493
City of Cape Coral FL Water & Sewer Revenue
2.75%, 09/01/2025		1,255		1,251

	$		$
City of Jacksonville FL
5.00%, 06/01/2053(4)		2,265		1,948
City of Pompano Beach FL
3.50%, 09/01/2030		1,125		1,084
3.50%, 09/01/2035		1,075		979
4.00%, 09/01/2036		1,090		1,023
4.00%, 09/01/2040		275		251
4.00%, 09/01/2041		570		516
4.00%, 09/01/2051		500		412
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2026		1,000		1,023
City of Tampa FL
0.00%, 09/01/2036		800		486
0.00%, 09/01/2037		800		461
4.00%, 04/01/2050		1,155		1,045
5.00%, 04/01/2040		1,115		1,115
City of Venice FL
4.25%, 01/01/2030(4)		900		897
4.63%, 01/01/2030(4)		500		499
5.00%, 01/01/2047		850		797
5.63%, 01/01/2060(4)		2,715		2,724
County of Escambia FL
3.45%, 11/01/2033(1)		250		244
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2041		1,500		1,456
5.00%, 10/01/2040		2,500		2,531
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2048		2,085		1,893
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030		3,285		3,245
Double Branch Community Development District
4.00%, 05/01/2025		15		15
Esplanade Lake Club Community Development District
4.00%, 11/01/2040		500		451
Everest GMR Community Development District
6.20%, 05/01/2054		3,515		3,585
Florida Development Finance Corp.
3.00%, 06/01/2032		7,205		6,485
4.00%, 09/15/2030(4)		250		238
4.00%, 06/01/2036(4)		500		455
4.00%, 06/15/2042		500		440
4.00%, 07/01/2051(4)		1,250		1,043
4.00%, 02/01/2052		255		204
4.00%, 06/01/2055(4)		250		188
4.38%, 10/01/2054(1)(4)		4,815		4,818
5.00%, 06/15/2028		310		319
5.00%, 06/15/2028		360		370
5.00%, 05/01/2029(4)		4,015		4,070
5.00%, 06/15/2029		470		482
5.00%, 06/15/2030		375		384
5.00%, 06/15/2030		395		404
5.00%, 02/15/2031		465		469
5.00%, 06/15/2031		260		265
5.00%, 06/15/2035		145		147
5.00%, 02/01/2038		250		255
5.00%, 02/15/2038		600		592
5.00%, 09/15/2040(4)		975		922
5.00%, 06/15/2042		400		400
5.00%, 10/01/2042(4)		150		147
5.00%, 06/15/2047		250		247
5.00%, 02/15/2048		1,600		1,496
5.00%, 06/15/2050		200		195
5.00%, 09/15/2050(4)		500		449
5.00%, 02/01/2052		2,955		2,803
5.00%, 06/15/2052		430		415
5.00%, 06/15/2056		200		192
5.25%, 07/01/2053		450		458
5.50%, 06/01/2059(4)		500		494
6.13%, 07/01/2032(1)(4)		6,500		6,622
Florida Higher Educational Facilities Financial Authority
4.50%, 06/01/2033(4)		2,000		1,882
4.75%, 06/01/2038(4)		215		196
5.00%, 06/01/2048(4)		4,155		3,683
Florida Housing Finance Corp.
6.25%, 01/01/2055		45		49
6.25%, 01/01/2055		120		131
6.25%, 07/01/2055		55		61
6.25%, 01/01/2056		450		496
Florida Municipal Loan Council
4.50%, 05/01/2031		175		175
5.15%, 05/01/2044		650		653
5.40%, 05/01/2054		825		827

	$		$
Golden Gem Community Development District
5.70%, 05/01/2044		2,900		2,897
Greater Orlando Aviation Authority
5.00%, 10/01/2046		2,000		2,028
Halifax Hospital Medical Center
5.00%, 06/01/2036		3,000		3,019
Hammock Oaks Community Development District
4.50%, 05/01/2032(4)		295		296
5.55%, 05/01/2045(4)		1,000		1,002
Harbor Bay Community Development District
3.88%, 05/01/2039		1,000		916
Hickory Tree Community Development District
5.45%, 05/01/2055		1,500		1,447
Hillsborough County Industrial Development Authority
3.50%, 08/01/2055		1,000		757
Hobe-St Lucie Conservancy District
5.60%, 05/01/2044		1,305		1,328
5.88%, 05/01/2055		225		229
JEA Electric System Revenue
4.00%, 10/01/2036		250		249
Lakes of Sarasota Community Development District
3.88%, 05/01/2031		125		122
3.90%, 05/01/2041		285		249
4.10%, 05/01/2051		265		221
4.13%, 05/01/2031		755		744
4.13%, 05/01/2041		200		180
4.30%, 05/01/2051		325		278
5.25%, 05/01/2034		1,225		1,210
Lakes of Sarasota Community Development District 2
5.20%, 05/01/2035		975		964
5.50%, 05/01/2045		630		624
Lakewood Ranch Stewardship District
3.13%, 05/01/2025		65		65
3.40%, 05/01/2030		370		356
4.00%, 05/01/2040		600		550
4.00%, 05/01/2050		1,000		846
5.00%, 05/01/2036		100		101
5.13%, 05/01/2046		200		200
5.25%, 05/01/2037		245		248
5.30%, 05/01/2039		25		26
5.38%, 05/01/2047		310		314
5.45%, 05/01/2048		115		117
5.50%, 05/01/2039(4)		55		57
Laurel Road Community Development District
3.00%, 05/01/2031		200		182
3.13%, 05/01/2031		805		737
3.25%, 05/01/2041		200		160
4.00%, 05/01/2052		1,450		1,164
Lee County Industrial Development Authority
5.00%, 11/15/2054		1,130		1,105
5.25%, 11/15/2054		540		548
LTC Ranch West Residential Community Development District
4.75%, 05/01/2031		345		343
5.38%, 05/01/2044		875		857
5.65%, 05/01/2054		1,250		1,223
5.70%, 05/01/2044		315		316
5.75%, 05/01/2044		1,150		1,153
Malabar Springs Community Development District
5.50%, 05/01/2054		1,100		1,059
Miami Beach Health Facilities Authority
3.00%, 11/15/2051		550		383
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040		2,855		2,855
5.25%, 04/01/2044		2,500		2,670
5.25%, 04/01/2045		5,000		5,316
Miami-Dade County Industrial Development Authority
6.25%, 01/01/2059(4)		500		497
Middleton Community Development District A
4.55%, 05/01/2044		855		818
4.75%, 05/01/2055		680		648
Midtown Miami Community Development District
5.00%, 05/01/2029		500		500
Mirada Community Development District
5.63%, 05/01/2044		1,250		1,238
6.00%, 05/01/2055		750		752
Mirada II Community Development District
4.00%, 05/01/2051		235		194
North AR-1 Pasco Community Development District
5.75%, 05/01/2044		1,230		1,234
North River Ranch Community Development District
4.00%, 05/01/2040		405		367
4.25%, 05/01/2051		960		830

	$		$
Orange County Health Facilities Authority
4.00%, 10/01/2052		395		343
5.00%, 08/01/2035		1,500		1,504
5.25%, 10/01/2056		600		626
Palm Beach County Health Facilities Authority
4.00%, 06/01/2041		1,950		1,726
4.00%, 11/15/2041		850		803
4.25%, 06/01/2056		3,350		2,728
5.00%, 11/15/2032		165		168
5.00%, 06/01/2055		3,000		2,805
5.00%, 11/15/2055		1,380		1,363
Parrish Lakes Community Development District
5.00%, 05/01/2031		245		244
5.50%, 05/01/2044		990		972
Pinellas County Educational Facilities Authority
5.00%, 06/01/2056(4)		100		87
Pinellas County Industrial Development Authority
5.00%, 07/01/2039		400		399
Polk County Industrial Development Authority
5.00%, 01/01/2039		510		511
5.00%, 01/01/2055		400		370
Portico Community Development District
3.50%, 05/01/2037		500		437
River Hall Community Development District
3.00%, 05/01/2036		150		127
River Landing Community Development District
4.13%, 05/01/2040		360		326
Sandridge Community Development District
3.88%, 05/01/2041		250		223
Sarasota County Health Facilities Authority
5.00%, 01/01/2037		1,445		1,451
5.00%, 01/01/2042		940		935
5.00%, 01/01/2047		1,095		1,057
5.00%, 01/01/2052		460		433
Sawyers Landing Community Development District
3.75%, 05/01/2031		680		657
4.13%, 05/01/2041		1,030		919
4.25%, 05/01/2053		4,445		3,759
Seminole County Industrial Development Authority
4.00%, 06/15/2041(4)		425		372
4.00%, 06/15/2051(4)		830		675
4.00%, 06/15/2056(4)		705		558
Seminole Palms Community Development District
5.20%, 05/01/2044(4)		1,235		1,192
Shadowlawn Community Development District
5.85%, 05/01/2054		1,850		1,830
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2030(4)		1,250		1,251
St Johns County Industrial Development Authority
4.00%, 12/15/2050		920		696
4.00%, 08/01/2055		625		518
Tampa Bay Water
5.25%, 10/01/2054		3,705		3,954
Tolomato Community Development District
3.25%, 05/01/2040		1,000		824
4.25%, 05/01/2037		845		821
Town of Davie FL
5.00%, 04/01/2048		1,440		1,452
Tradition Community Development District No 9
4.00%, 05/01/2052		500		403
5.40%, 05/01/2045		1,425		1,402
5.65%, 05/01/2056		880		867
Two Lakes Community Development District
5.00%, 05/01/2055		3,110		3,110
Two Rivers West Community Development District
5.63%, 05/01/2044		250		252
5.88%, 05/01/2054		1,000		1,015
V-Dana Community Development District
3.50%, 05/01/2031(4)		525		503
5.55%, 05/01/2055		1,250		1,233
Viera Stewardship District
3.13%, 05/01/2041		820		640
4.00%, 05/01/2053		110		88
5.30%, 05/01/2043		2,000		2,025
5.50%, 05/01/2054		1,505		1,521
Village Community Development District No 12
3.88%, 05/01/2047		210		182
4.25%, 05/01/2043		1,605		1,511
4.38%, 05/01/2050		265		245
Village Community Development District No 13
3.00%, 05/01/2029		1,040		1,003
3.38%, 05/01/2034		950		888
3.50%, 05/01/2051(4)		955		746

	$		$
Village Community Development District No 14
5.38%, 05/01/2042		3,935		4,060
Village Community Development District No 15
4.00%, 05/01/2034(4)		500		492
4.20%, 05/01/2039(4)		875		851
4.55%, 05/01/2044(4)		2,850		2,797
4.80%, 05/01/2055(4)		7,375		7,254
4.85%, 05/01/2038(4)		500		512
5.25%, 05/01/2054(4)		5,350		5,460
VLG FL CDD #13 SPL ASSMNT REVE REGD B/E
3.25%, 05/01/2052		1,740		1,278
West Villages Improvement District
5.38%, 05/01/2044		990		985
5.63%, 05/01/2054		545		539
Westside Haines City Community Development District
3.25%, 05/01/2041		750		615
5.75%, 05/01/2044		1,190		1,201
Westview South Community Development District
5.38%, 05/01/2043		1,470		1,479
5.60%, 05/01/2053		1,290		1,300

Total Florida				251,398

Georgia – 2.62%
Atlanta Development Authority
0.00%, 12/15/2048(4)		10,073		8,646
5.00%, 04/01/2034(4)		2,575		2,569
5.25%, 07/01/2044		5,500		5,507
5.50%, 04/01/2039(4)		600		610
6.50%, 01/01/2029(2)(3)		665		266
6.75%, 01/01/2035(2)(3)		4,585		1,834
7.00%, 01/01/2040(2)(3)		3,315		1,326
Atlanta Urban Redevelopment Agency
2.88%, 07/01/2031(4)		440		414
3.63%, 07/01/2042(4)		1,870		1,633
3.88%, 07/01/2051(4)		1,405		1,180
3.88%, 07/01/2051(4)		1,780		1,536
Augusta GA Airport Revenue
5.00%, 01/01/2027		370		370
City of Atlanta GA Department of Aviation
5.25%, 07/01/2049		665		690
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047		1,150		1,151
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031		1,260		1,185
4.00%, 03/01/2041		935		763
Development Authority for Fulton County
5.00%, 04/01/2047		1,500		1,501
Development Authority of Burke County
3.60%, 01/01/2040(1)		750		747
4.13%, 11/01/2045		400		362
Development Authority of Cobb County
6.40%, 06/15/2053(4)		100		101
Development Authority of Rockdale County
4.00%, 01/01/2038(4)		5,055		4,800
Development Authority Of The City Of Marietta
5.00%, 11/01/2027(4)		135		136
5.00%, 11/01/2037(4)		3,815		3,752
5.00%, 11/01/2047(4)		1,245		1,157
Fayette County Development Authority
5.00%, 10/01/2038		95		101
5.00%, 10/01/2039		100		105
5.00%, 10/01/2040		75		78
5.25%, 10/01/2054		110		114
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2041(4)		205		183
4.00%, 04/01/2051(4)		2,075		1,682
5.00%, 04/01/2047(4)		935		890
5.00%, 04/01/2054(4)		735		679
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042		1,330		1,368
George L Smith II Congress Center Authority
2.38%, 01/01/2031		190		173
3.63%, 01/01/2031(4)		2,105		1,984
4.00%, 01/01/2036		100		99
4.00%, 01/01/2054		7,480		6,434
5.00%, 01/01/2036(4)		2,125		2,121
5.00%, 01/01/2054(4)		6,620		6,178
Macon-Bibb County Urban Development Authority
5.00%, 06/15/2027(4)		15		15
5.75%, 06/15/2037(4)		1,105		1,129
5.88%, 06/15/2047(4)		240		244
6.00%, 06/15/2052(4)		105		107

	$		$
Main Street Natural Gas, Inc.
4.00%, 08/01/2052(1)(4)		2,000		1,996
5.00%, 05/15/2043		4,520		4,585
5.00%, 12/01/2052(1)		6,490		6,742
5.00%, 06/01/2053(1)		240		251
5.00%, 07/01/2053(1)		790		829
5.00%, 09/01/2053(1)		400		421
5.00%, 04/01/2054(1)		1,360		1,441
5.00%, 05/01/2054(1)		2,975		3,157
5.00%, 12/01/2054(1)		1,445		1,520
5.00%, 12/01/2054(1)		2,510		2,674
5.00%, 05/01/2055(1)		2,450		2,591
5.00%, 06/01/2055(1)		820		875
Municipal Electric Authority of Georgia
5.00%, 01/01/2031		180		189
5.00%, 01/01/2034		500		521
5.00%, 01/01/2038		1,250		1,274
5.00%, 01/01/2048		1,350		1,354
5.00%, 01/01/2049		6,455		6,532
5.25%, 07/01/2064		2,000		2,077
Private Colleges & Universities Authority
4.00%, 04/01/2044		1,000		929

Total Georgia				105,878

Guam – 0.52%
Antonio B Won Pat International Airport Authority
5.00%, 10/01/2029		225		239
5.13%, 10/01/2034		780		814
5.25%, 10/01/2029		1,145		1,200
5.25%, 10/01/2041		50		52
5.38%, 10/01/2033		1,050		1,104
5.38%, 10/01/2043		1,250		1,293
Guam Power Authority
5.00%, 10/01/2033		765		783
5.00%, 10/01/2042		350		360
5.00%, 10/01/2043		1,965		2,010
5.00%, 10/01/2044		1,145		1,165
Territory of Guam
4.00%, 11/15/2039		750		691
4.00%, 01/01/2042		2,430		2,248
5.00%, 12/01/2025		1,000		1,010
5.00%, 11/15/2027		1,000		1,009
5.00%, 11/01/2028		250		260
5.00%, 01/01/2030		1,000		1,051
5.00%, 11/01/2030		250		262
5.00%, 01/01/2031		625		662
5.00%, 11/15/2031		1,575		1,596
5.00%, 11/01/2035		875		901
5.00%, 11/01/2040		2,200		2,207

Total Guam				20,917

Hawaii – 0.18%
City & County Honolulu HI Wastewater System Revenue
3.00%, 07/01/2041		1,000		802
5.25%, 07/01/2054		320		341
State of Hawaii Airports System Revenue
5.50%, 07/01/2054		1,355		1,443
State of Hawaii Department of Budget & Finance
3.20%, 07/01/2039		1,765		1,466
4.00%, 03/01/2037		3,640		3,367

Total Hawaii				7,419

Idaho – 0.41%
Avimor Community Infrastructure District No 1
5.50%, 09/01/2053(4)		3,000		3,006
Idaho Health Facilities Authority
4.00%, 10/01/2033		1,250		1,143
4.25%, 10/01/2039		200		176
4.55%, 10/01/2056		545		440
Idaho Housing & Finance Association
4.00%, 08/15/2049		800		741
4.00%, 08/15/2050		1,315		1,204
5.00%, 07/01/2040(4)		250		239
6.00%, 07/01/2054		190		208
Power County Industrial Development Corp.
6.45%, 08/01/2032		310		311
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051(4)		5,690		5,218
6.25%, 09/01/2053(4)		3,800		3,959

Total Idaho				16,645

Illinois – 4.59%
Chicago Board of Education
0.00%, 12/01/2025		700		682
0.00%, 12/01/2025		1,250		1,218
0.00%, 12/01/2027		1,055		949
0.00%, 12/01/2028		170		146

	$		$
0.00%, 12/01/2029		55		45
0.00%, 12/01/2029		520		428
0.00%, 12/01/2029		965		802
0.00%, 12/01/2030		1,765		1,390
0.00%, 12/01/2031		245		184
4.00%, 12/01/2035		1,000		935
4.00%, 12/01/2041		2,000		1,744
4.00%, 12/01/2047		500		407
5.00%, 12/01/2027		500		511
5.00%, 12/01/2033		1,930		1,961
5.00%, 12/01/2034		320		328
5.00%, 12/01/2034		555		555
5.00%, 12/01/2034		3,750		3,812
5.00%, 12/01/2035		2,550		2,586
5.00%, 12/01/2036		335		326
5.00%, 12/01/2041		100		98
5.00%, 12/01/2042		1,960		1,872
5.00%, 12/01/2046		500		472
5.00%, 12/01/2046		3,500		3,304
5.00%, 12/01/2047		1,650		1,571
5.50%, 12/01/2026		115		117
7.00%, 12/01/2042(4)		100		105
7.00%, 12/01/2044		920		931
7.00%, 12/01/2046(4)		2,500		2,622
Chicago Midway International Airport
5.00%, 01/01/2046		300		301
Chicago O’Hare International Airport
5.00%, 01/01/2039		5,000		5,086
5.50%, 01/01/2059		2,975		3,121
Chicago Transit Authority Sales Tax Receipts Fund
4.00%, 12/01/2049		2,265		2,085
City of Chicago IL
0.00%, 01/01/2027		680		643
0.00%, 01/01/2031		435		344
4.00%, 01/01/2035		680		651
5.00%, 01/01/2028		1,290		1,333
5.00%, 01/01/2034		385		404
5.00%, 01/01/2035		750		751
5.00%, 01/01/2038		2,500		2,494
5.00%, 01/01/2039		1,290		1,305
5.00%, 01/01/2040		205		207
5.00%, 01/01/2044		1,000		1,003
5.50%, 01/01/2035		270		280
5.50%, 01/01/2039		335		355
5.50%, 01/01/2040		3,640		3,833
5.50%, 01/01/2041		180		186
5.50%, 01/01/2043		1,830		1,881
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2044		530		559
5.25%, 01/01/2053		940		988
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2026		500		515
5.00%, 11/01/2038		525		557
County of Cook IL
5.00%, 11/15/2031		200		206
Illinois Development Finance Authority
8.00%, 06/01/2032		1,050		1,051
Illinois Finance Authority
2.45%, 10/01/2039(1)		250		230
3.00%, 07/15/2040		235		197
4.00%, 10/15/2030		230		220
4.00%, 10/15/2031		1,135		1,071
4.00%, 05/01/2040		25		23
4.00%, 10/15/2044		200		158
4.00%, 05/01/2050		440		363
4.13%, 08/15/2037		1,210		1,133
4.60%, 10/01/2053(1)		250		251
5.00%, 11/01/2031		145		147
5.00%, 02/15/2032		80		82
5.00%, 05/15/2033		1,585		1,462
5.00%, 02/15/2034		120		123
5.00%, 05/15/2034		300		297
5.00%, 12/01/2034		50		51
5.00%, 05/15/2035		315		311
5.00%, 07/01/2035		100		94
5.00%, 08/15/2035		655		657
5.00%, 02/15/2036		170		173
5.00%, 05/15/2037		655		658
5.00%, 05/15/2037		1,050		1,052
5.00%, 10/01/2038		30		25
5.00%, 12/01/2040		1,500		1,512
5.00%, 02/15/2041		235		238

	$		$
5.00%, 05/15/2041		400		378
5.00%, 10/01/2041		425		428
5.00%, 08/15/2044		965		958
5.00%, 08/01/2046		200		198
5.00%, 12/01/2046		1,510		1,494
5.00%, 02/15/2047		1,255		1,221
5.00%, 05/15/2047		205		199
5.00%, 07/01/2047		515		450
5.00%, 08/01/2049		420		409
5.00%, 02/15/2050		160		154
5.00%, 05/15/2051		1,000		882
5.00%, 05/15/2056		1,630		1,407
5.13%, 05/15/2038		1,935		1,691
5.25%, 02/15/2037		435		444
5.25%, 05/15/2042		170		143
5.25%, 04/01/2045		2,050		2,174
5.25%, 05/15/2045		80		80
5.25%, 05/15/2050		220		221
5.25%, 05/15/2054		1,575		1,202
5.63%, 08/01/2053(4)		1,705		1,776
6.13%, 11/15/2035		190		191
6.38%, 11/15/2043		270		271
7.25%, 09/01/2052(1)(4)		500		550
Illinois Housing Development Authority
3.00%, 04/01/2051		410		402
3.00%, 04/01/2051		1,340		1,319
4.88%, 04/01/2050		6,225		6,239
5.00%, 10/01/2046		120		121
5.25%, 10/01/2052		875		912
6.00%, 10/01/2054		340		366
6.00%, 10/01/2055		700		771
6.25%, 10/01/2052		90		96
6.25%, 10/01/2054		440		487
6.25%, 10/01/2055		150		164
6.25%, 10/01/2055		5,000		5,595
Illinois Sports Facilities Authority
0.00%, 06/15/2025		300		298
0.00%, 06/15/2026		150		144
Illinois State Toll Highway Authority
4.00%, 01/01/2046		1,500		1,382
5.00%, 01/01/2042		250		256
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2025		65		63
0.00%, 06/15/2028		500		445
0.00%, 12/15/2029		1,000		841
0.00%, 12/15/2030		260		209
0.00%, 12/15/2031		70		54
0.00%, 12/15/2032		1,000		738
0.00%, 12/15/2033		3,950		2,774
0.00%, 12/15/2034		550		367
0.00%, 12/15/2035		10,000		6,329
0.00%, 06/15/2036		3,065		1,890
0.00%, 06/15/2036		6,050		3,731
0.00%, 12/15/2036		1,650		990
0.00%, 06/15/2037		1,585		924
0.00%, 12/15/2038		205		110
0.00%, 06/15/2039		1,575		814
0.00%, 12/15/2039		3,000		1,506
0.00%, 06/15/2041		1,535		703
0.00%, 12/15/2041		510		228
0.00%, 06/15/2044		2,200		879
0.00%, 06/15/2045		1,500		565
0.00%, 12/15/2051		690		174
0.00%, 12/15/2056		310		63
4.00%, 12/15/2042		1,040		949
4.00%, 12/15/2047		210		185
4.00%, 06/15/2050		1,335		1,150
4.00%, 06/15/2052		2,030		1,724
5.00%, 12/15/2027		2,500		2,531
5.00%, 06/15/2042		4,600		4,719
5.00%, 12/15/2045		50		51
5.00%, 06/15/2050		13,830		13,962
5.00%, 06/15/2057		4,070		4,084
Northern Illinois University
4.00%, 10/01/2039		875		822
4.00%, 04/01/2040		100		92
4.00%, 10/01/2040		800		740
4.00%, 04/01/2041		450		410
4.00%, 10/01/2041		800		733
4.00%, 10/01/2043		1,005		901
Regional Transportation Authority
5.75%, 06/01/2034		130		147

	$		$
6.00%, 07/01/2033		510		582
Sales Tax Securitization Corp.
5.00%, 01/01/2037		400		441
State of Illinois
4.00%, 06/01/2036		540		518
4.00%, 03/01/2039		2,055		1,943
4.00%, 11/01/2039		2,000		1,881
4.00%, 10/01/2045		3,000		2,662
4.25%, 10/01/2045		130		118
5.00%, 02/01/2026		95		96
5.00%, 11/01/2027		100		102
5.00%, 10/01/2031		955		997
5.00%, 10/01/2032		215		224
5.00%, 11/01/2037		2,240		2,261
5.25%, 05/01/2047		1,605		1,658
5.50%, 03/01/2042		3,410		3,633
5.50%, 03/01/2047		435		452
5.50%, 05/01/2047		160		166
State of Illinois Sales Tax Revenue
5.00%, 06/15/2027		230		239
Upper Illinois River Valley Development Authority
5.00%, 12/01/2032(4)		180		179
5.25%, 12/01/2037(4)		2,005		1,961
5.25%, 12/01/2047(4)		550		515
Village of Volo IL Special Service Area No 17
5.50%, 03/01/2047		1,000		992

Total Illinois				185,458

Indiana – 1.29%
City of East Chicago IN
5.50%, 09/01/2028		120		116
City of Valparaiso IN
4.88%, 01/01/2044(4)		450		450
5.00%, 01/01/2054(4)		3,105		3,079
City of Whiting IN
4.40%, 11/01/2045(1)		575		585
4.40%, 03/01/2046(1)		900		916
5.00%, 12/01/2044(1)		2,725		2,760
Indiana Finance Authority
1.40%, 08/01/2029		105		92
2.50%, 11/01/2030		1,565		1,433
3.00%, 11/01/2030		110		105
3.00%, 11/01/2030		1,000		953
4.00%, 11/15/2037		1,000		939
4.00%, 11/15/2041		100		91
4.00%, 11/15/2043		155		135
4.13%, 12/01/2026		5,830		5,836
4.25%, 11/01/2030		11,780		12,024
5.00%, 11/15/2038		600		608
5.00%, 06/01/2041		960		895
5.00%, 06/01/2053		1,800		1,780
5.00%, 11/15/2053		1,350		1,297
5.00%, 07/01/2059		2,025		1,953
5.25%, 11/15/2046		1,000		1,004
5.25%, 07/01/2055		305		294
5.50%, 09/15/2039		1,900		2,001
5.50%, 09/15/2044		2,730		2,813
5.50%, 07/01/2052		4,145		4,205
5.75%, 03/01/2054		4,520		4,721
5.75%, 07/01/2060		370		375
Indiana Housing & Community Development Authority
3.00%, 01/01/2052		790		772

Total Indiana				52,232

Iowa – 0.28%
Iowa Finance Authority
3.25%, 02/15/2041(1)		1,300		1,300
3.88%, 01/01/2042(1)		850		851
4.75%, 08/01/2042		1,180		1,181
5.00%, 11/01/2026(1)		200		202
5.00%, 03/01/2038		350		350
5.00%, 05/15/2049		600		581
5.13%, 05/15/2059		600		582
Iowa Student Loan Liquidity Corp.
3.00%, 12/01/2039		290		273
5.00%, 12/01/2034		195		203
5.00%, 12/01/2054		225		205
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065		28,060		4,159
4.00%, 06/01/2036		775		765
PEFA, Inc.
5.00%, 09/01/2049(1)		500		509

Total Iowa				11,161

	$		$
Kansas – 0.20%
City of Lenexa KS
5.00%, 05/15/2027		135		136
5.00%, 05/15/2030		85		86
5.00%, 05/15/2032		330		333
5.00%, 05/15/2039		405		404
City of Manhattan KS
4.00%, 06/01/2027		925		925
4.00%, 06/01/2036		535		491
4.00%, 06/01/2046		675		566
City of Overland Park KS Sales Tax Revenue
6.00%, 11/15/2034(4)		100		105
6.50%, 11/15/2042(4)		4,025		4,230
Wyandotte County-Kansas City Unified Government
5.75%, 09/01/2032		250		232
5.75%, 09/01/2039(4)		450		464

Total Kansas				7,972

Kentucky – 1.02%
City of Ashland KY
4.00%, 02/01/2034		500		480
4.00%, 02/01/2038		620		577
City of Henderson KY
3.70%, 01/01/2032(4)		1,495		1,465
4.45%, 01/01/2042(4)		1,165		1,123
4.70%, 01/01/2052(4)		2,495		2,358
4.70%, 01/01/2052(4)		5,000		4,724
County of Boyle KY
5.25%, 06/01/2049		1,900		1,949
Kenton County Airport Board
5.25%, 01/01/2049		2,325		2,403
Kentucky Economic Development Finance Authority
3.85%, 04/01/2031(1)		650		650
5.00%, 06/01/2026		2,700		2,728
5.00%, 05/15/2031		350		334
5.00%, 06/01/2037		785		786
5.00%, 06/01/2041		570		562
5.00%, 06/01/2045		2,175		2,118
5.00%, 05/15/2046		980		791
5.00%, 12/01/2047		180		180
5.00%, 05/15/2051		575		444
5.25%, 06/01/2041		1,240		1,246
5.25%, 06/01/2050		955		952
5.38%, 11/15/2042		305		251
5.50%, 11/15/2045		115		94
6.00%, 11/15/2036		275		218
6.25%, 11/15/2046		2,565		1,810
6.38%, 11/15/2051		645		445
Kentucky Higher Education Student Loan Corp.
4.00%, 06/01/2037		600		560
Kentucky Housing Corp.
6.25%, 01/01/2055		100		109
6.25%, 07/01/2055		200		219
Kentucky Public Energy Authority
4.00%, 02/01/2050(1)		4,805		4,820
5.00%, 01/01/2055(1)		2,005		2,105
5.00%, 05/01/2055(1)		200		209
5.25%, 04/01/2054(1)		2,000		2,149
5.25%, 06/01/2055(1)		1,440		1,522
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033		1,000		814
3.00%, 10/01/2043		185		140
5.00%, 05/15/2052		100		98

Total Kentucky				41,433

Louisiana – 1.10%
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(4)		765		769
5.63%, 06/15/2048(4)		1,750		1,750
Louisiana Housing Corp.
5.75%, 06/01/2054		600		643
5.88%, 06/01/2055		1,210		1,310
Louisiana Local Government Environmental Facilities & Community Development Auth
2.50%, 04/01/2036		3,540		2,881
3.50%, 11/01/2032		13,930		13,302
5.00%, 11/15/2037(4)		100		101
5.00%, 11/15/2044(4)		100		97
5.25%, 11/15/2059(4)		125		119
Louisiana Public Facilities Authority
4.00%, 06/01/2031(4)		190		180
4.00%, 06/01/2031(4)		435		411
4.00%, 06/01/2041(4)		325		269
5.00%, 12/15/2043(4)		450		437
5.00%, 07/01/2051		500		495
5.00%, 07/01/2059		100		99

	$		$
5.50%, 09/01/2059		600		620
5.75%, 09/01/2064		6,070		6,388
6.50%, 10/01/2053(1)(4)		250		266
6.75%, 10/01/2053(1)(4)		2,100		2,254
New Orleans Aviation Board
5.00%, 01/01/2034		145		156
5.00%, 01/01/2036		500		506
5.00%, 01/01/2037		500		505
5.00%, 01/01/2048		525		525
Parish of St James LA
5.85%, 08/01/2041(1)(4)		110		110
6.10%, 06/01/2038(1)(4)		2,360		2,569
6.10%, 12/01/2040(1)(4)		2,400		2,614
6.35%, 07/01/2040(4)		3,380		3,670
6.35%, 10/01/2040(4)		440		478
Parish of St John the Baptist LA
2.38%, 06/01/2037(1)		1,075		1,061

Total Louisiana				44,585

Maine – 0.10%
Finance Authority of Maine
4.63%, 12/01/2047(1)(4)		1,495		1,508
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2046		1,250		1,149
5.25%, 10/01/2054		1,165		1,226

Total Maine				3,883

Maryland – 2.51%
City of Baltimore MD
3.63%, 06/01/2046(4)		3,435		2,879
4.00%, 09/01/2027		450		450
5.00%, 09/01/2030		990		1,001
5.00%, 09/01/2031		1,400		1,413
5.00%, 09/01/2036		2,790		2,795
5.00%, 09/01/2039		500		493
5.00%, 09/01/2042		695		676
5.00%, 09/01/2046		4,010		3,896
City of Gaithersburg MD
5.00%, 01/01/2027		1,435		1,454
5.00%, 01/01/2028		135		138
5.00%, 01/01/2033		635		645
5.00%, 01/01/2037		400		406
5.13%, 01/01/2042		250		252
City of Rockville MD
4.25%, 11/01/2037		110		101
4.50%, 11/01/2043		135		121
5.00%, 11/01/2029		35		35
5.00%, 11/01/2031		960		969
5.00%, 11/01/2032		35		35
5.00%, 11/01/2035		70		70
5.00%, 11/01/2037		1,285		1,281
5.00%, 11/01/2042		2,480		2,384
5.00%, 11/01/2047		2,835		2,654
City of Westminster MD
6.25%, 07/01/2044		2,775		2,775
County of Anne Arundel MD
6.50%, 07/01/2033(10)		200		200
6.75%, 07/01/2043(10)		390		390
County of Baltimore MD
4.00%, 01/01/2031		505		507
4.00%, 01/01/2050		300		258
County of Howard MD
4.00%, 02/15/2028(4)		200		200
5.00%, 04/01/2044		500		454
County of Montgomery MD
5.38%, 07/01/2048		1,065		926
County of Prince George’s MD
4.38%, 07/01/2048(4)		500		439
5.13%, 07/01/2039(4)		1,500		1,504
County of Washington MD
4.00%, 05/01/2026		120		120
4.00%, 05/01/2027		120		121
4.00%, 05/01/2030		140		141
4.00%, 05/01/2031		75		75
4.00%, 05/01/2036		1,690		1,658
4.00%, 05/01/2042		3,770		3,521
Maryland Community Development Administration
6.00%, 03/01/2053		2,580		2,751
6.25%, 03/01/2054		490		531
Maryland Economic Development Corp.
4.00%, 06/01/2038		350		311
4.00%, 07/01/2040		450		400
4.00%, 09/01/2040		150		136
4.00%, 06/01/2048		125		101

	$		$
4.00%, 09/01/2050		950		784
4.38%, 07/01/2036		400		381
4.50%, 07/01/2044		500		458
5.00%, 06/01/2025		70		70
5.00%, 06/01/2027		265		273
5.00%, 07/01/2027		690		691
5.00%, 06/01/2028		100		104
5.00%, 07/01/2028		100		102
5.00%, 11/12/2028		3,145		3,186
5.00%, 06/01/2029(4)		165		165
5.00%, 07/01/2029		75		77
5.00%, 06/01/2030		70		73
5.00%, 06/01/2032		70		72
5.00%, 06/01/2033(4)		170		170
5.00%, 06/01/2035		1,590		1,631
5.00%, 07/01/2036		100		101
5.00%, 06/01/2044		425		429
5.00%, 07/01/2048(1)(4)		950		960
5.00%, 06/01/2049		1,350		1,355
5.00%, 06/01/2058		945		951
5.25%, 06/30/2053		2,395		2,442
5.25%, 06/30/2055		18,375		18,710
Maryland Health & Higher Educational Facilities Authority
4.00%, 06/01/2046		1,080		931
4.00%, 06/01/2051		2,655		2,220
4.00%, 06/01/2055		1,125		921
5.00%, 07/01/2030		600		620
5.00%, 07/01/2032		40		41
5.00%, 07/01/2033		105		107
5.00%, 07/01/2034		120		122
5.00%, 07/01/2035		110		111
5.00%, 07/01/2036		100		101
5.00%, 08/15/2038		1,945		1,946
5.00%, 07/01/2043		500		508
5.00%, 07/01/2045		2,000		2,000
5.00%, 07/01/2054		1,000		1,033
5.25%, 07/01/2054		1,555		1,634
5.50%, 01/01/2036		465		472
5.50%, 01/01/2046		3,410		3,429
5.50%, 06/01/2047		500		513
Maryland Stadium Authority
4.00%, 06/01/2046		3,000		2,784
5.00%, 06/01/2054		450		469
Montgomery County Housing Opportunities Commission
4.90%, 07/01/2055		1,000		1,004
Prince George’s County Revenue Authority
4.75%, 07/01/2036(4)		120		120
5.00%, 07/01/2046(4)		670		666
State of Maryland Department of Transportation
5.25%, 08/01/2049		4,600		4,789
Washington Suburban Sanitary Commission
4.00%, 06/01/2038		100		99

Total Maryland				101,492

Massachusetts – 0.61%
Massachusetts Development Finance Agency
4.00%, 10/01/2039		340		324
4.25%, 07/01/2055		500		477
5.00%, 07/15/2036		235		258
5.00%, 07/15/2037		245		269
5.00%, 10/01/2037(4)		645		653
5.00%, 11/15/2038(4)		180		184
5.00%, 10/01/2041		825		826
5.00%, 07/01/2044(4)		1,000		1,014
5.00%, 07/15/2046		1,000		1,100
5.00%, 10/01/2047(4)		1,825		1,790
5.00%, 10/01/2048		9,700		9,358
5.00%, 10/01/2057(4)		2,880		2,743
5.13%, 01/01/2040		1,740		1,690
5.13%, 11/15/2046(4)		1,050		1,065
5.25%, 01/01/2050		430		401
5.25%, 07/01/2052		1,000		1,024
Massachusetts Educational Financing Authority
2.00%, 07/01/2037		245		219
2.63%, 07/01/2036		100		100
3.63%, 07/01/2038		410		390
4.25%, 07/01/2032		125		123
4.25%, 07/01/2044		500		485

Total Massachusetts				24,493

Michigan – 1.18%
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037		1,765		1,763
5.00%, 02/15/2041		385		369

	$		$
5.00%, 02/15/2047		1,080		998
City of Detroit MI
4.00%, 04/01/2040		950		879
4.00%, 04/01/2041		325		296
5.00%, 04/01/2033		250		257
5.00%, 04/01/2034		1,000		1,026
5.00%, 04/01/2037		145		148
5.00%, 04/01/2038		100		102
5.00%, 04/01/2039		170		176
5.00%, 04/01/2050		750		756
5.50%, 04/01/2031		560		607
5.50%, 04/01/2033		470		505
5.50%, 04/01/2035		350		374
5.50%, 04/01/2037		465		494
5.50%, 04/01/2039		645		680
5.50%, 04/01/2045		750		775
5.50%, 04/01/2050		605		621
Flint Hospital Building Authority
4.00%, 07/01/2038		500		470
5.25%, 07/01/2039		100		97
Gerald R Ford International Airport Authority
5.00%, 01/01/2046		1,500		1,526
5.00%, 01/01/2051		1,345		1,364
Grand Rapids Economic Development Corp.
5.00%, 11/01/2032		145		142
5.00%, 11/01/2037		580		551
5.00%, 11/01/2047		500		440
5.00%, 11/01/2052		515		438
Great Lakes Water Authority Sewage Disposal System Revenue
5.25%, 07/01/2047		4,330		4,633
Ivywood Classical Academy
6.25%, 01/01/2059		2,750		2,763
Kentwood Economic Development Corp.
4.00%, 11/15/2031		925		893
4.00%, 11/15/2043		1,100		935
4.00%, 11/15/2045		1,000		836
5.00%, 11/15/2037		1,425		1,426
5.00%, 11/15/2041		750		738
Michigan Finance Authority
4.00%, 12/01/2040		165		154
4.00%, 11/15/2050		160		144
5.00%, 06/01/2029		1,500		1,572
Michigan State Housing Development Authority
5.00%, 06/01/2053		820		849
6.00%, 06/01/2054		245		264
Michigan Strategic Fund
4.00%, 10/01/2061(1)		5,250		5,241
5.00%, 05/15/2037		250		247
5.00%, 11/15/2043		750		726
5.00%, 05/15/2044		250		238
5.00%, 11/15/2049		590		545
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052		4,030		508
State of Michigan Trunk Line Revenue
4.00%, 11/15/2046		250		232
University of Michigan
3.60%, 04/01/2038(1)		1,000		1,000
3.60%, 04/01/2042(1)		1,900		1,900
Wayne County Airport Authority
5.00%, 12/01/2037		250		261
5.00%, 12/01/2040		3,000		3,012
5.00%, 12/01/2042		900		907
5.00%, 12/01/2047		2,000		2,003

Total Michigan				47,881

Minnesota – 0.45%
City of Deephaven MN
6.13%, 06/15/2061(4)		6,000		5,724
City of Rochester MN
5.00%, 12/01/2025		250		250
5.00%, 11/15/2057		3,120		3,216
5.25%, 12/01/2038		1,000		954
City of Woodbury MN
4.00%, 07/01/2041		60		49
4.00%, 07/01/2051		45		33
4.00%, 07/01/2056		40		29
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042		675		563
Minnesota Agricultural & Economic Development Board
5.25%, 01/01/2054		2,300		2,369
Minnesota Housing Finance Agency
4.25%, 01/01/2049		665		670
6.25%, 01/01/2054		2,355		2,557

	$		$
6.50%, 07/01/2054		945		1,037
Minnesota Office of Higher Education
2.65%, 11/01/2038		455		406
4.00%, 11/01/2042		265		242

Total Minnesota				18,099

Mississippi – 0.12%
County of Lowndes MS
2.65%, 04/01/2037(1)		155		152
Mississippi Business Finance Corp.
2.38%, 06/01/2044		400		248
3.70%, 12/01/2030(1)		3,500		3,500
Mississippi Home Corp.
4.00%, 12/01/2044		365		366
Mississippi Hospital Equipment & Facilities Authority
5.00%, 09/01/2046		500		487

Total Mississippi				4,753

Missouri – 1.29%
Cape Girardeau County Industrial Development Authority
3.00%, 03/01/2046		350		263
4.00%, 03/01/2041		285		276
5.00%, 03/01/2036		100		102
5.50%, 05/01/2044(4)		465		439
Health & Educational Facilities Authority of the State of Missouri
4.00%, 02/01/2028		250		251
4.00%, 08/01/2031		310		300
4.00%, 08/01/2036		590		546
4.00%, 08/01/2041		595		522
4.00%, 02/01/2042		275		250
4.00%, 02/01/2048		335		288
4.00%, 11/15/2048		550		489
5.00%, 02/01/2035		2,045		2,052
5.00%, 08/01/2040		1,145		1,142
5.00%, 02/01/2042		275		277
5.00%, 08/01/2045		250		244
5.00%, 02/01/2046		1,190		1,162
5.00%, 02/01/2046		1,350		1,319
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029		120		115
4.38%, 11/15/2035		1,540		1,404
4.75%, 11/15/2047		1,635		1,405
Joplin Industrial Development Authority
3.50%, 11/01/2040		150		137
Kansas City Industrial Development Authority
4.00%, 03/01/2050		4,515		3,910
4.00%, 03/01/2057		7,365		6,360
5.00%, 06/01/2046(4)		150		146
Kirkwood Industrial Development Authority
5.25%, 05/15/2037		135		129
5.25%, 05/15/2042		115		106
5.25%, 05/15/2050		270		234
Lees Summit Industrial Development Authority
5.00%, 08/15/2039		600		621
5.63%, 08/15/2054		70		71
5.75%, 08/15/2059		60		61
Missouri Housing Development Commission
5.50%, 05/01/2055		700		746
5.75%, 05/01/2055		2,220		2,402
5.75%, 05/01/2056		3,700		3,997
6.00%, 05/01/2055		785		859
6.00%, 05/01/2055		3,615		3,964
6.00%, 05/01/2056		1,165		1,271
Plaza at Noah’s Ark Community Improvement District
3.00%, 05/01/2030		600		561
St Louis County Industrial Development Authority
5.00%, 12/01/2025		165		165
5.00%, 08/15/2030		70		69
5.00%, 08/15/2035		50		48
5.00%, 12/01/2035		135		132
5.00%, 09/01/2038		820		829
5.00%, 09/01/2048		1,845		1,797
5.13%, 08/15/2045		315		283
5.13%, 12/01/2045		145		134
5.13%, 09/01/2048		5,425		5,376
5.25%, 09/01/2053		150		149
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029		1,000		1,014
5.13%, 06/01/2046		330		325
5.38%, 06/01/2043		2,995		3,007
Taney County Industrial Development Authority
6.00%, 10/01/2049(4)		300		295

Total Missouri				52,044

	$		$
Montana – 0.10%
City of Forsyth MT
3.88%, 10/01/2032		1,500		1,482
City of Kalispell MT
5.25%, 05/15/2037		810		767
5.25%, 05/15/2047		1,040		911
5.25%, 05/15/2052		560		473
Montana Board of Housing
3.50%, 06/01/2050		335		334
5.75%, 06/01/2055		50		54

Total Montana				4,021

Nebraska – 0.09%
Central Plains Energy Project
5.00%, 09/01/2033		1,500		1,593
5.00%, 09/01/2035		1,025		1,088
5.00%, 05/01/2053(1)		100		104
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2049		300		257
Nebraska Investment Finance Authority
6.00%, 09/01/2054		420		463

Total Nebraska				3,505

Nevada – 0.66%
City of Las Vegas NV Special Improvement District No 612 Skye Hills
4.00%, 06/01/2050		495		411
City of Las Vegas NV Special Improvement District No 613
5.25%, 12/01/2047		550		546
City of Las Vegas NV Special Improvement District No 812
5.00%, 12/01/2035		125		126
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039		425		392
4.00%, 06/01/2049		1,530		1,272
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040		860		839
5.00%, 12/01/2049		860		846
City of Las Vegas NV Special Improvement District No 816
3.00%, 06/01/2041		625		474
3.13%, 06/01/2046		1,770		1,275
3.13%, 06/01/2051		100		69
City of Las Vegas NV Special Improvement District No 817
6.00%, 06/01/2053		30		31
City of Las Vegas NV Special Improvement District No 818
4.50%, 12/01/2029		710		723
5.00%, 12/01/2054		210		203
City of North Las Vegas NV
4.50%, 06/01/2039		495		472
4.63%, 06/01/2043		350		328
4.63%, 06/01/2049		610		557
City of Reno NV
0.00%, 07/01/2058(4)		9,500		1,340
5.00%, 06/01/2041(4)		500		501
5.13%, 06/01/2047(4)		1,000		968
5.25%, 06/01/2054(4)		250		242
City of Sparks NV Special Improvement District No 1
5.00%, 06/01/2044		400		398
5.13%, 06/01/2054		1,000		969
County of Clark NV
2.10%, 06/01/2031		700		602
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043		2,500		2,558
Las Vegas Redevelopment Agency
5.00%, 06/15/2030		1,030		1,040
5.00%, 06/15/2040		990		993
5.00%, 06/15/2045		540		540
Las Vegas Valley Water District
4.00%, 06/01/2051		500		455
Nevada Housing Division
3.00%, 04/01/2051		280		275
State of Nevada Department of Business & Industry
5.00%, 12/15/2048(4)		250		240
9.50%, 01/01/2065(1)(4)		6,970		6,943

Total Nevada				26,628

New Hampshire – 1.83%
New Hampshire Business Finance Authority
0.00%, 12/01/2034(4)		16,900		8,940
0.00%, 02/01/2035(4)		2,500		1,347
0.00%, 08/01/2038(1)		2,495		2,495
0.00%, 08/20/2039(1)		1,751		71
0.00%, 11/20/2039(1)		3,136		3,078
0.00%, 07/20/2040(1)		3,900		3,441
0.00%, 10/20/2041(1)		5,856		5,504
0.00%, 05/20/2042(1)		1,905		1,661
0.00%, 07/01/2051(1)		3,411		128
2.95%, 04/01/2029(4)		900		858

	$		$
3.63%, 08/20/2039		398		366
3.63%, 07/01/2043(1)(4)		250		208
3.75%, 07/01/2045(1)(4)		1,280		1,082
3.88%, 01/20/2038		3,047		2,878
4.00%, 11/01/2027(4)		195		194
4.00%, 10/20/2036		4,762		4,620
4.00%, 01/01/2041		3,425		3,021
4.00%, 01/01/2051		3,450		2,698
4.13%, 01/20/2034		4,093		4,080
4.15%, 10/20/2040(1)		2,170		2,108
4.17%, 01/20/2041		1,440		1,355
4.17%, 01/20/2041		1,935		1,871
4.25%, 07/20/2041		4,326		4,171
4.38%, 09/20/2036		1,507		1,506
4.53%, 10/15/2034(4)		650		642
4.63%, 11/01/2042(4)		500		460
4.88%, 11/01/2042(4)		2,870		2,719
5.25%, 07/01/2039(4)		345		336
5.63%, 12/15/2033(4)		2,290		2,318
5.63%, 07/01/2046(4)		185		181
5.75%, 07/01/2054(4)		1,465		1,418
5.88%, 12/15/2032(4)		3,000		2,910
6.25%, 12/15/2038(4)		1,200		1,221
New Hampshire Health & Education Facilities Authority Act
3.65%, 06/01/2041(1)		3,000		3,000
4.00%, 11/01/2044		40		36
5.00%, 10/01/2036		55		56
5.00%, 10/01/2040		50		50
5.00%, 11/01/2043		95		96
5.00%, 10/01/2046		415		417
New Hampshire Housing Finance Authority
6.25%, 01/01/2055		200		218
6.25%, 07/01/2055		250		278

Total New Hampshire				74,037

New Jersey – 2.44%
Essex County Improvement Authority
4.00%, 06/15/2046		135		120
4.00%, 06/15/2056		150		126
Jersey City Municipal Utilities Authority
5.00%, 05/01/2025		265		265
New Jersey Economic Development Authority
0.00%, 07/01/2026		170		163
4.00%, 11/01/2038		825		795
4.00%, 11/01/2044		1,555		1,410
4.00%, 08/01/2059		355		314
4.88%, 01/01/2029		1,770		1,761
5.00%, 01/01/2030		635		633
5.00%, 01/01/2031		500		502
5.00%, 01/01/2034		135		134
5.00%, 01/01/2035		375		369
5.00%, 06/15/2037		85		84
5.00%, 10/01/2037		6,080		6,166
5.00%, 07/01/2047		250		239
5.00%, 10/01/2047		9,690		9,546
5.00%, 01/01/2048		4,220		4,000
5.00%, 01/01/2049		400		376
5.00%, 06/15/2054(4)		3,750		3,661
5.13%, 01/01/2034		705		706
5.13%, 06/15/2043		2,570		2,501
5.25%, 09/15/2029		1,375		1,376
5.25%, 01/01/2044		560		532
5.50%, 01/01/2027		500		501
5.63%, 11/15/2030		2,095		2,098
5.63%, 11/15/2030		3,840		3,845
5.63%, 01/01/2052		3,155		3,158
5.75%, 09/15/2027		1,050		1,051
New Jersey Educational Facilities Authority
5.00%, 07/01/2040		270		278
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2033		500		507
New Jersey Higher Education Student Assistance Authority
2.50%, 12/01/2040		165		146
3.25%, 12/01/2029		180		176
3.25%, 12/01/2030		175		168
3.50%, 12/01/2039		1,010		972
4.00%, 12/01/2041		360		352
4.00%, 12/01/2044		600		554
4.25%, 12/01/2045		310		300
New Jersey Housing & Mortgage Finance Agency
6.00%, 10/01/2055		105		113
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2028		2,000		1,769

	$		$
0.00%, 12/15/2031		2,075		1,631
0.00%, 12/15/2034		200		137
0.00%, 12/15/2039		4,500		2,403
4.00%, 06/15/2039		1,050		1,010
4.00%, 12/15/2039		1,500		1,431
4.00%, 06/15/2040		1,750		1,660
4.00%, 06/15/2042		1,210		1,119
4.00%, 06/15/2045		3,350		3,058
4.00%, 06/15/2046		1,790		1,621
4.00%, 06/15/2050		1,565		1,406
5.00%, 12/15/2030		250		264
5.00%, 06/15/2038		1,675		1,782
5.25%, 06/15/2041		400		433
5.25%, 06/15/2046		695		726
5.25%, 06/15/2046		730		841
5.50%, 06/15/2050		1,185		1,386
New Jersey Turnpike Authority
5.25%, 01/01/2052		5,000		5,280
South Jersey Transportation Authority
5.00%, 11/01/2025		500		506
5.00%, 11/01/2045		50		51
Tobacco Settlement Financing Corp.
5.00%, 06/01/2025		1,000		1,002
5.00%, 06/01/2046		10,460		10,221
5.25%, 06/01/2046		8,770		8,844

Total New Jersey				98,579

New Mexico – 0.07%
City of Farmington NM
2.15%, 04/01/2033		550		453
3.88%, 06/01/2040(1)		300		300
3.90%, 06/01/2040(1)		1,210		1,213
City of Santa Fe NM
5.00%, 05/15/2044		200		196
New Mexico Mortgage Finance Authority
3.50%, 07/01/2050		585		583
5.75%, 03/01/2056		230		250

Total New Mexico				2,995

New York – 6.13%
Albany Capital Resource Corp.
4.75%, 06/01/2054		550		521
5.00%, 06/01/2064		820		794
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2042		2,240		2,258
Build NYC Resource Corp.
4.00%, 06/15/2031(4)		450		435
4.00%, 06/15/2041(4)		100		87
4.88%, 05/01/2031(4)		645		650
5.00%, 01/01/2035(4)		4,750		4,753
5.00%, 12/01/2041(4)		2,550		2,378
5.00%, 06/01/2051(4)		170		143
5.00%, 06/15/2051(4)		8,890		8,324
5.00%, 12/01/2051(4)		1,760		1,560
5.00%, 12/01/2055(4)		1,500		1,309
5.50%, 09/01/2045(4)		350		351
5.50%, 05/01/2048(4)		1,390		1,402
City of New York NY
4.00%, 08/01/2050		350		318
5.00%, 03/01/2042		140		149
County of Sullivan NY
5.35%, 11/01/2049(4)		350		347
5.35%, 11/01/2049(4)		1,000		992
5.35%, 11/01/2049(4)		1,160		1,151
Empire State Development Corp.
3.00%, 03/15/2049		5,000		3,593
4.00%, 03/15/2049		500		453
5.00%, 03/15/2057		1,000		1,031
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045		4,935		1,331
5.00%, 01/01/2056		2,280		1,855
5.63%, 01/01/2055		7,115		6,325
Metropolitan Transportation Authority
4.00%, 11/15/2042		1,230		1,114
4.00%, 11/15/2045		1,000		899
5.00%, 11/15/2036		1,000		1,084
5.00%, 11/15/2050		225		226
5.00%, 11/15/2052		1,000		1,012
Nassau County Industrial Development Agency
0.00%, 01/01/2058(1)		2,484		228
9.00%, 01/01/2041(2)(3)(4)		1,085		1,085
New York City Housing Development Corp.
5.25%, 12/15/2031		2,525		2,571

	$		$
New York City Industrial Development Agency
3.00%, 01/01/2037		1,205		1,054
3.00%, 01/01/2046		870		657
3.00%, 03/01/2049		380		276
4.00%, 03/01/2045		3,500		3,246
5.00%, 01/01/2026		1,035		1,049
New York City Municipal Water Finance Authority
3.60%, 06/15/2053(1)		11,200		11,200
4.00%, 06/15/2052		1,000		910
4.13%, 06/15/2047		605		571
5.25%, 06/15/2053		1,500		1,597
5.25%, 06/15/2054		1,080		1,146
New York City Transitional Finance Authority
4.38%, 05/01/2053		2,000		1,941
5.00%, 11/01/2046		200		209
5.00%, 11/01/2047		830		865
5.00%, 05/01/2049		510		532
5.00%, 11/01/2050		400		417
5.00%, 05/01/2053		500		518
5.00%, 11/01/2053		750		779
5.25%, 05/01/2048		1,140		1,216
5.25%, 02/01/2053		300		317
5.50%, 11/01/2049		380		412
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2044		315		294
4.00%, 02/01/2051		1,000		910
4.00%, 02/01/2051		1,000		920
5.00%, 02/01/2047		3,375		3,482
New York Liberty Development Corp.
2.63%, 09/15/2069		400		370
2.80%, 09/15/2069		1,025		939
2.88%, 11/15/2046		240		170
3.00%, 11/15/2051		1,000		710
5.00%, 11/15/2044(4)		2,800		2,806
5.15%, 11/15/2034(4)		2,920		2,928
5.25%, 10/01/2035		2,405		2,708
5.38%, 11/15/2040(4)		7,910		7,931
New York State Dormitory Authority
3.00%, 02/01/2050		150		108
4.00%, 03/15/2043		1,000		941
4.00%, 03/15/2047		1,585		1,450
4.00%, 03/15/2054		2,350		2,159
4.00%, 05/01/2054		2,735		2,387
5.00%, 12/01/2026(4)		300		300
5.00%, 12/01/2026(4)		1,500		1,507
5.00%, 12/01/2027(4)		500		500
5.00%, 12/01/2028(4)		600		600
5.00%, 12/01/2028(4)		3,300		3,308
5.00%, 12/01/2029(4)		450		450
5.00%, 12/01/2030(4)		1,000		993
5.00%, 12/01/2031(4)		1,200		1,194
5.00%, 12/01/2033(4)		700		689
5.00%, 12/01/2036(4)		100		96
5.00%, 03/15/2049		1,245		1,304
5.00%, 03/15/2051		4,445		4,643
5.25%, 10/01/2049		2,940		2,996
5.25%, 03/15/2052		1,175		1,247
5.50%, 11/01/2047		1,470		1,538
New York State Environmental Facilities Corp.
2.75%, 09/01/2050(1)		1,500		1,492
3.13%, 12/01/2044(1)(4)		500		495
5.13%, 09/01/2050(1)(4)		510		532
New York State Thruway Authority
4.00%, 01/01/2047		2,500		2,342
New York Transportation Development Corp.
0.00%, 12/31/2054		2,210		1,378
2.25%, 08/01/2026		4,795		4,701
3.00%, 08/01/2031		8,535		7,867
4.00%, 10/01/2030		775		769
4.00%, 01/01/2036		100		95
4.00%, 12/01/2039		100		95
4.00%, 12/01/2042		1,315		1,180
4.38%, 10/01/2045		2,355		2,197
5.00%, 08/01/2026		1,195		1,195
5.00%, 12/01/2026		365		375
5.00%, 01/01/2027		4,000		4,083
5.00%, 12/01/2028		925		963
5.00%, 12/01/2028		1,200		1,250
5.00%, 01/01/2029		1,545		1,591
5.00%, 01/01/2030		100		103
5.00%, 01/01/2031		4,015		4,118
5.00%, 08/01/2031		11,175		11,187
5.00%, 01/01/2032		215		220

	$		$
5.00%, 01/01/2033		500		511
5.00%, 01/01/2034		1,750		1,786
5.00%, 12/01/2034		400		414
5.00%, 12/01/2034		1,395		1,479
5.00%, 10/01/2035		1,695		1,745
5.00%, 12/01/2035		1,250		1,299
5.00%, 01/01/2036		3,565		3,625
5.00%, 12/01/2037		500		511
5.00%, 12/01/2039		885		900
5.00%, 10/01/2040		2,460		2,501
5.00%, 12/01/2040		560		568
5.00%, 07/01/2041		685		685
5.00%, 12/01/2041		810		817
5.00%, 12/01/2042		560		562
5.00%, 07/01/2046		1,540		1,529
5.13%, 06/30/2060		750		754
5.25%, 08/01/2031		1,200		1,243
5.25%, 01/01/2050		1,325		1,325
5.25%, 06/30/2060		2,380		2,422
5.38%, 08/01/2036		1,415		1,460
5.50%, 06/30/2054		1,800		1,861
5.50%, 12/31/2060		8,680		9,020
5.63%, 04/01/2040		1,415		1,486
6.00%, 04/01/2035		1,790		1,966
6.00%, 06/30/2054		4,350		4,625
Niagara Area Development Corp.
4.75%, 11/01/2042(4)		1,000		933
Oneida Indian Nation of New York
6.00%, 09/01/2043(4)		300		324
7.25%, 09/01/2034(4)		825		828
Onondaga Civic Development Corp.
5.38%, 08/01/2054		480		427
Port Authority of New York & New Jersey
5.50%, 08/01/2052		1,000		1,049
State of New York Mortgage Agency Homeowner Mortgage Revenue
3.25%, 10/01/2051		500		492
4.65%, 10/01/2050		1,675		1,644
Suffolk Regional Off-Track Betting Co.
5.75%, 12/01/2044		750		767
6.00%, 12/01/2053		550		565
Tompkins County Development Corp.
5.00%, 07/01/2034		160		160
Triborough Bridge & Tunnel Authority
3.70%, 01/01/2035(1)		2,700		2,700
4.00%, 11/15/2054		1,500		1,352
5.00%, 11/15/2054		1,500		1,528
5.25%, 05/15/2054		950		1,005
5.50%, 12/01/2059		2,235		2,401
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2054		1,500		1,551
Westchester County Local Development Corp.
5.00%, 01/01/2037		525		549
5.00%, 01/01/2041		500		514
5.00%, 11/01/2046		600		555
5.75%, 11/01/2048		1,150		1,254
5.75%, 11/01/2049		1,250		1,360
Yonkers Economic Development Corp.
4.00%, 10/15/2029		200		198
5.00%, 10/15/2039		315		317

Total New York				248,014

North Carolina – 1.41%
City of Charlotte NC Airport Revenue
4.00%, 07/01/2038		1,525		1,477
4.00%, 07/01/2039		1,670		1,615
4.00%, 07/01/2040		2,030		1,938
4.00%, 07/01/2041		1,500		1,415
5.00%, 07/01/2048		1,620		1,647
Columbus County Industrial Facilities & Pollution Control Financing Authority
1.38%, 05/01/2034(1)		20		20
Greater Asheville Regional Airport Authority
5.50%, 07/01/2047		3,950		4,131
North Carolina Housing Finance Agency
3.00%, 07/01/2051		690		678
3.20%, 07/01/2056(1)		850		849
5.00%, 07/01/2047		135		135
6.25%, 01/01/2055		150		163
6.25%, 01/01/2055		170		188
6.25%, 01/01/2056		875		977
North Carolina Medical Care Commission
4.00%, 03/01/2031		575		567
4.00%, 03/01/2036		160		153
4.00%, 10/01/2040		110		102

	$		$
4.00%, 03/01/2041		2,225		2,016
4.00%, 09/01/2041		75		69
4.00%, 03/01/2042		1,830		1,640
4.00%, 09/01/2047		1,065		914
4.00%, 03/01/2051		4,240		3,475
4.00%, 09/01/2051		65		54
4.00%, 01/01/2052		60		48
4.70%, 07/01/2037		735		573
4.88%, 07/01/2040		915		689
5.00%, 10/01/2025		385		385
5.00%, 10/01/2025		1,000		1,004
5.00%, 10/01/2030		550		550
5.00%, 10/01/2030		2,100		2,098
5.00%, 01/01/2031		625		619
5.00%, 10/01/2031		3,070		3,097
5.00%, 10/01/2035		305		309
5.00%, 10/01/2037		355		356
5.00%, 01/01/2038		800		812
5.00%, 01/01/2039		1,225		1,151
5.00%, 07/01/2039		1,110		1,116
5.00%, 10/01/2040		175		179
5.00%, 10/01/2043		2,000		1,820
5.00%, 07/01/2044		1,100		1,082
5.00%, 09/01/2044		1,260		1,271
5.00%, 07/01/2045		300		214
5.00%, 10/01/2045		1,270		1,285
5.00%, 07/01/2047		80		56
5.00%, 01/01/2049		785		779
5.00%, 07/01/2049		1,900		1,828
5.00%, 10/01/2049		750		755
5.00%, 10/01/2050		500		473
5.25%, 10/01/2037		360		355
5.38%, 10/01/2045		1,800		1,705
5.50%, 09/01/2044		1,405		1,417
5.50%, 09/01/2054		175		172
North Carolina State Education Assistance Authority
5.00%, 06/01/2043		410		412
North Carolina Turnpike Authority
4.00%, 01/01/2055		3,730		3,283
5.00%, 01/01/2032		1,000		1,024
5.00%, 07/01/2047		385		387
5.00%, 07/01/2051		1,055		1,057
5.00%, 07/01/2054		585		585

Total North Carolina				57,169

North Dakota – 0.11%
City of Horace ND
4.50%, 05/01/2039		500		489
5.00%, 05/01/2050		1,500		1,478
County of Ward ND
5.00%, 06/01/2038		500		505
5.00%, 06/01/2043		50		50
North Dakota Housing Finance Agency
6.00%, 07/01/2054		35		38
6.00%, 07/01/2055		985		1,086
6.25%, 01/01/2055		565		626

Total North Dakota				4,272

Ohio – 3.96%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033		425		417
4.00%, 11/15/2034		500		487
4.00%, 11/15/2036		2,000		1,909
4.00%, 11/15/2037		1,600		1,508
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2048		300		260
5.00%, 06/01/2055		71,690		63,188
Butler County Port Authority
4.00%, 05/15/2033		110		107
4.00%, 05/15/2046		1,000		858
City of Centerville OH
5.00%, 11/01/2025		420		420
5.25%, 11/01/2037		100		100
5.25%, 11/01/2047		150		141
City of Norwood OH
5.00%, 12/01/2035		1,500		1,536
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055(4)		1,140		896
4.50%, 12/01/2055(4)		400		331
5.25%, 12/01/2038		500		508
5.50%, 12/01/2043		240		243
5.50%, 12/01/2053		2,700		2,706
5.88%, 01/01/2049(4)		275		269

	$		$
Columbus-Franklin County Finance Authority
5.00%, 12/01/2051		1,000		975
County of Butler OH
5.00%, 11/15/2045		75		74
County of Cuyahoga OH
5.00%, 02/15/2042		5,355		5,233
5.00%, 02/15/2057		205		194
5.50%, 02/15/2052		3,145		3,160
5.50%, 02/15/2057		7,850		7,883
County of Franklin OH
4.00%, 07/01/2033		385		369
4.00%, 07/01/2033		665		638
4.00%, 07/01/2036		625		574
County of Hamilton OH
5.00%, 01/01/2037		230		232
5.00%, 01/01/2042		1,000		1,000
5.00%, 01/01/2046		2,235		2,184
5.00%, 01/01/2047		500		487
5.00%, 09/15/2050		2,040		1,985
5.50%, 01/01/2043		500		511
5.50%, 08/01/2051		585		605
5.75%, 01/01/2053		400		412
County of Lucas OH
5.25%, 11/15/2048		1,940		1,951
County of Marion OH
5.00%, 12/01/2039		110		91
5.13%, 12/01/2049		700		541
County of Muskingum OH
5.00%, 02/15/2033		1,000		1,004
5.00%, 02/15/2044		340		332
5.00%, 02/15/2048		2,080		2,030
County of Warren OH
4.00%, 07/01/2045		460		410
5.00%, 07/01/2039		800		800
County of Washington OH
6.75%, 12/01/2052		1,140		1,229
Franklin County Convention Facilities Authority Hotel Project Revenue
5.00%, 12/01/2044		3,165		3,001
5.00%, 12/01/2051		2,645		2,442
Ohio Air Quality Development Authority
1.50%, 02/01/2026(1)		300		294
2.50%, 11/01/2042(1)		500		464
2.60%, 06/01/2041(1)		1,655		1,543
2.88%, 02/01/2026		1,000		988
3.25%, 09/01/2029		2,585		2,522
3.65%, 12/01/2027		1,075		1,073
3.75%, 01/01/2029		925		922
4.00%, 09/01/2030(1)		85		86
4.25%, 01/15/2038(4)		2,000		1,946
4.25%, 11/01/2039(1)		4,220		4,262
4.25%, 11/01/2040(1)		1,785		1,800
4.50%, 01/15/2048(4)		2,385		2,212
5.00%, 07/01/2049(4)		11,720		10,638
Ohio Higher Educational Facility Commission
3.60%, 01/01/2039(1)		1,700		1,700
5.00%, 12/01/2045		300		287
5.00%, 12/01/2050		100		93
5.25%, 01/01/2047		500		508
5.25%, 01/01/2052		250		252
Ohio Housing Finance Agency
5.70%, 08/01/2043(4)		1,275		1,319
6.00%, 01/01/2045(4)		1,930		1,905
6.25%, 03/01/2055		445		484
6.25%, 03/01/2056		1,055		1,163
Southeastern Ohio Port Authority
5.50%, 12/01/2043		1,000		924
State of Ohio
4.00%, 01/15/2038		70		68
4.00%, 01/15/2039		135		131
5.00%, 12/01/2048(4)		800		720
5.00%, 01/15/2050		1,170		1,181
Summit County Development Finance Authority
5.63%, 12/01/2048		1,630		1,726
5.75%, 12/01/2053		2,570		2,718

Total Ohio				160,160

Oklahoma – 0.74%
Norman Regional Hospital Authority
3.25%, 09/01/2039		350		255
4.00%, 09/01/2037		415		334
4.00%, 09/01/2045		2,985		2,182
5.00%, 09/01/2027		280		275
5.00%, 09/01/2037		780		713
5.00%, 09/01/2045		820		719

	$		$
Oklahoma County Finance Authority
2.00%, 12/01/2047		510		28
5.88%, 12/01/2047		2,478		1,869
6.25%, 06/15/2054(4)		2,120		2,166
6.50%, 06/15/2064(4)		155		160
Oklahoma Development Finance Authority
5.25%, 08/15/2048		3,710		3,744
5.50%, 08/15/2052		250		253
5.50%, 08/15/2057		2,555		2,587
Oklahoma Housing Finance Agency
6.00%, 09/01/2054		320		349
6.25%, 09/01/2055		345		382
6.25%, 09/01/2056		1,395		1,557
Oklahoma Turnpike Authority
4.50%, 01/01/2053		1,500		1,476
5.50%, 01/01/2053		1,500		1,604
5.50%, 01/01/2054		315		343
Tulsa Airports Improvement Trust
5.00%, 06/01/2035(1)		5,000		5,006
5.50%, 12/01/2035		745		746
Tulsa County Industrial Authority
5.00%, 11/15/2029		400		405
5.25%, 11/15/2037		1,085		1,094
5.25%, 11/15/2045		1,595		1,599

Total Oklahoma				29,846

Oregon – 0.54%
City of Portland OR Sewer System Revenue
5.00%, 10/01/2049		450		473
5.00%, 10/01/2054		565		589
Clackamas County Hospital Facility Authority
5.00%, 11/15/2032		35		35
5.00%, 11/15/2037		35		35
5.00%, 11/15/2047		95		92
5.00%, 11/15/2052		645		607
Hospital Facilities Authority of Multnomah County Oregon
4.00%, 12/01/2041		1,170		992
4.00%, 12/01/2051		1,050		789
4.00%, 12/01/2056		905		657
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031		200		202
5.00%, 09/01/2032		270		273
5.00%, 09/01/2046		1,000		1,005
Oregon State Facilities Authority
5.00%, 06/01/2052		325		334
Polk County Hospital Facility Authority
5.50%, 07/01/2050		25		25
Port of Portland OR Airport Revenue
4.00%, 07/01/2040		5,800		5,483
Salem Hospital Facility Authority
4.00%, 05/15/2040		1,975		1,785
4.00%, 05/15/2047		975		813
4.00%, 05/15/2057		2,000		1,532
State of Oregon
3.50%, 12/01/2050		380		378
State of Oregon Housing & Community Services Department
6.50%, 07/01/2054		1,900		2,106
Yamhill County Hospital Authority
4.00%, 11/15/2026		10		10
5.00%, 11/15/2031		25		25
5.00%, 11/15/2036		30		29
5.00%, 11/15/2051		1,005		858
5.00%, 11/15/2051		1,100		939
5.00%, 11/15/2056		1,940		1,635

Total Oregon				21,701

Other Territory – 0.27%
Freddie Mac Multifamily ML Certificates
0.00%, 06/25/2035(1)(4)		4,905		301
0.00%, 11/25/2038(1)		2,488		2,322
0.00%, 01/25/2040(1)		737		731
0.00%, 04/25/2043(1)		346		303
2.75%, 11/25/2035(4)		243		217
3.16%, 12/25/2038		3,489		3,104
3.87%, 05/25/2041(1)		895		887
4.10%, 11/25/2042(6)		2,068		2,088
4.27%, 08/25/2041(6)		848		875

Total Other Territory				10,828

Pennsylvania – 4.18%
Adams County General Authority
5.00%, 06/01/2054		415		409
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(4)		800		816
5.00%, 05/01/2028		20		21

	$		$
5.00%, 05/01/2030		25		26
5.00%, 05/01/2032(4)		2,260		2,280
5.00%, 05/01/2036		850		895
5.00%, 05/01/2042(4)		2,675		2,635
5.00%, 05/01/2042		3,875		3,967
5.00%, 05/01/2042(4)		4,955		4,826
5.00%, 05/01/2042(4)		6,190		6,210
5.25%, 05/01/2042(4)		535		526
5.38%, 05/01/2042(4)		645		637
6.00%, 05/01/2042(4)		295		303
Berks County Industrial Development Authority
5.00%, 05/15/2032		150		152
5.00%, 05/15/2047		280		274
Berks County Municipal Authority
0.00%, 06/30/2044		2,595		1,480
0.00%, 06/30/2044		9,652		7,109
5.00%, 06/30/2039		5,735		5,551
6.00%, 06/30/2034		317		342
7.00%, 06/30/2039		4,026		3,724
8.00%, 06/30/2034		629		643
Bucks County Industrial Development Authority
4.00%, 08/15/2050		250		225
4.00%, 07/01/2051		250		206
5.00%, 07/01/2028		500		516
5.00%, 07/01/2029		500		520
5.00%, 07/01/2030		675		705
Butler County Hospital Authority
5.00%, 07/01/2035		570		549
5.00%, 07/01/2039		320		291
Chester County Industrial Development Authority
4.50%, 10/01/2049(4)		500		448
4.50%, 10/01/2064(4)		2,285		1,951
5.00%, 03/01/2027		555		564
5.00%, 03/01/2038(4)		380		371
5.13%, 03/01/2048(4)		760		713
5.88%, 10/15/2047(4)		3,385		3,467
Crawford County Hospital Authority
6.00%, 06/01/2036		200		202
Cumberland County Municipal Authority
4.50%, 01/01/2036(4)		270		257
4.50%, 01/01/2040(4)		3,825		3,479
4.50%, 01/01/2041(4)		285		256
5.00%, 01/01/2034		100		100
5.00%, 01/01/2039		610		595
5.00%, 01/01/2045		375		345
Doylestown Hospital Authority
4.00%, 07/01/2045		675		596
5.00%, 07/01/2046		340		340
5.00%, 07/01/2049		160		171
5.00%, 07/01/2049		2,170		2,172
5.38%, 07/01/2039(4)		145		155
DuBois Hospital Authority
4.00%, 07/15/2043		545		463
4.00%, 07/15/2048		585		472
4.00%, 07/15/2051		1,250		959
5.00%, 07/15/2035		205		201
East Hempfield Township Industrial Development Authority
5.00%, 07/01/2030		55		55
5.00%, 07/01/2035		70		70
Franklin County Industrial Development Authority
5.00%, 12/01/2043		180		167
5.00%, 12/01/2048		90		81
5.00%, 12/01/2053		595		523
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2028		340		348
5.00%, 07/01/2030		850		865
5.00%, 07/01/2031		1,915		1,946
5.00%, 07/01/2033		560		567
5.00%, 07/01/2034		2,000		2,019
Lancaster County Hospital Authority
5.00%, 07/01/2030		220		221
5.00%, 07/01/2031		560		561
5.00%, 07/01/2032		560		560
5.00%, 12/01/2032		250		242
5.00%, 07/01/2035		500		501
5.00%, 11/01/2035		135		132
5.00%, 12/01/2037		820		750
5.00%, 07/01/2045		1,970		1,970
5.00%, 12/01/2047		2,010		1,653
5.25%, 07/01/2035		15		15
5.50%, 07/01/2045		70		69

	$		$
Lancaster Industrial Development Authority
4.00%, 07/01/2051		250		205
Latrobe Industrial Development Authority
4.00%, 03/01/2037		450		403
4.00%, 03/01/2039		320		278
4.00%, 03/01/2040		500		426
4.00%, 03/01/2046		750		598
4.00%, 03/01/2051		800		617
Monroe County Hospital Authority
5.10%, 06/15/2039(4)(10)		2,005		1,926
8.00%, 06/15/2039(4)(10)		1,485		1,488
Montgomery County Higher Education & Health Authority
4.00%, 12/01/2048		125		105
5.00%, 12/01/2037		710		717
5.00%, 09/01/2043		345		351
Montgomery County Industrial Development Authority
4.10%, 04/01/2053(1)		1,230		1,256
5.00%, 11/15/2036		145		147
5.00%, 11/15/2055		1,500		1,493
5.25%, 01/01/2040		1,750		1,705
5.38%, 01/01/2050		960		888
Pennsylvania Economic Development Financing Authority
3.00%, 10/15/2046		200		148
3.25%, 08/01/2039(4)		1,030		831
3.70%, 08/01/2045(1)		2,955		2,955
4.00%, 07/01/2033		500		497
4.00%, 07/01/2046		565		497
4.25%, 08/01/2038(1)		3,000		2,999
5.00%, 12/31/2026		500		508
5.00%, 12/31/2034		1,250		1,262
5.00%, 12/31/2038		4,750		4,776
5.00%, 06/30/2042		2,120		2,123
5.25%, 07/01/2046		55		57
5.25%, 07/01/2049		350		358
5.25%, 06/30/2053		1,000		1,017
5.45%, 01/01/2051(1)(4)		4,130		4,223
5.50%, 06/30/2040		270		286
5.50%, 06/30/2041		160		169
5.50%, 06/30/2043		160		168
5.50%, 11/01/2044		595		597
5.75%, 06/30/2048		8,345		8,804
6.00%, 06/30/2061		4,715		5,044
Pennsylvania Higher Education Assistance Agency
2.45%, 06/01/2041		300		260
2.63%, 06/01/2042		2,000		1,763
4.00%, 06/01/2044		400		383
4.13%, 06/01/2045		170		163
Pennsylvania Higher Educational Facilities Authority
3.71% (3 Month Term SOFR + 0.65%), 07/01/2039(5)		570		522
Pennsylvania Housing Finance Agency
3.50%, 04/01/2049		125		125
5.75%, 10/01/2053		3,345		3,544
6.00%, 10/01/2054		350		379
6.00%, 10/01/2054		600		647
6.25%, 10/01/2054		125		137
Pennsylvania Turnpike Commission
4.00%, 12/01/2045		2,000		1,875
4.00%, 12/01/2046		2,000		1,866
4.00%, 12/01/2050		1,880		1,694
4.00%, 12/01/2051		1,310		1,179
5.25%, 12/01/2052		2,385		2,513
5.25%, 12/01/2054		480		511
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051		3,995		3,645
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031		595		583
4.00%, 06/01/2041		750		665
4.00%, 06/01/2051		800		648
4.00%, 06/01/2056		850		670
5.00%, 08/01/2030		100		102
5.00%, 08/01/2030		185		189
5.00%, 07/01/2031		205		207
5.00%, 07/01/2032		600		604
5.00%, 07/01/2037		365		365
5.00%, 06/15/2039(4)		305		308
5.00%, 06/15/2039		500		481
5.00%, 06/15/2040(4)		900		891
5.00%, 08/01/2040		620		622
5.00%, 07/01/2042		145		141
5.00%, 06/15/2043(4)		215		213
5.00%, 06/15/2050		1,375		1,237
5.00%, 06/15/2050(4)		1,700		1,625
5.00%, 08/01/2050		340		319

	$		$
5.00%, 08/01/2050		1,050		1,031
5.25%, 11/01/2052		3,030		3,157
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035		1,500		1,510
5.00%, 01/01/2038		3,125		3,130
West Cornwall Township Municipal Authority
4.00%, 11/15/2041		370		336
4.00%, 11/15/2046		1,050		902
5.00%, 12/15/2038		250		249
Westmoreland County Industrial Development Authority
4.00%, 07/01/2037		435		402

Total Pennsylvania				169,145

Puerto Rico – 8.20%
Commonwealth of Puerto Rico
0.00%, 07/01/2033		4,120		2,823
0.00%, 11/01/2043(1)		33,865		21,208
0.00%, 11/01/2051(1)		8,882		2,964
0.00%, 11/01/2051(1)		18,191		9,769
0.00%, 11/01/2051(1)		35,863		22,280
4.00%, 07/01/2033		6,620		6,482
4.00%, 07/01/2035		5,687		5,432
4.00%, 07/01/2037		6,528		6,170
4.00%, 07/01/2041		6,042		5,525
4.00%, 07/01/2046		4,721		4,115
5.38%, 07/01/2025		13,011		13,068
5.63%, 07/01/2027		4,562		4,724
5.63%, 07/01/2029		3,256		3,488
5.75%, 07/01/2031		8,170		8,976
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(4)		2,320		2,123
4.00%, 07/01/2042(4)		8,960		8,110
4.00%, 07/01/2042(4)		10,130		9,092
4.00%, 07/01/2047(4)		1,250		1,096
4.00%, 07/01/2047(4)		4,680		4,099
5.00%, 07/01/2027(4)		1,070		1,095
5.00%, 07/01/2029(4)		1,660		1,720
5.00%, 07/01/2029(4)		3,395		3,518
5.00%, 07/01/2030(4)		16,360		16,949
5.00%, 07/01/2033(4)		475		493
5.00%, 07/01/2033(4)		5,620		5,820
5.00%, 07/01/2035(4)		11,815		12,133
5.00%, 07/01/2037(4)		1,145		1,175
5.00%, 07/01/2037(4)		2,580		2,657
5.00%, 07/01/2037(4)		6,215		6,379
5.00%, 07/01/2047(4)		7,660		7,655
Puerto Rico Electric Power Authority
3.63%, 07/01/2025(2)(3)		5		3
3.70%, 07/01/2050(2)(3)		30		17
4.25%, 07/01/2025(2)(3)		25		14
4.63%, 07/01/2025(2)(3)		65		36
4.63%, 07/01/2030(2)(3)		15		8
4.75%, 07/01/2033		165		161
5.00%, 07/01/2025(2)(3)		5		3
5.00%, 07/01/2025(2)(3)		50		28
5.00%, 07/01/2025(2)(3)		75		42
5.00%, 07/01/2025(2)(3)		110		61
5.00%, 07/01/2025(2)(3)		115		64
5.00%, 07/01/2025(2)(3)		220		122
5.00%, 07/01/2025(2)(3)		570		316
5.00%, 07/01/2025(2)(3)		2,585		1,435
5.00%, 07/01/2026(2)(3)		125		69
5.00%, 07/01/2027(2)(3)		25		14
5.00%, 07/01/2027(2)(3)		35		19
5.00%, 07/01/2028(2)(3)		45		25
5.00%, 07/01/2028(2)(3)		170		94
5.00%, 07/01/2029(2)(3)		755		419
5.00%, 07/01/2032(2)(3)		130		72
5.00%, 07/01/2032(2)(3)		900		500
5.00%, 07/01/2037(2)(3)		3,515		1,951
5.00%, 07/01/2042(2)(3)		3,740		2,076
5.00%, 07/01/2050(2)(3)		15		8
5.00%, 07/01/2050(2)(3)		70		39
5.00%, 07/01/2050(2)(3)		140		78
5.00%, 07/01/2050(2)(3)		250		139
5.05%, 07/01/2042(2)(3)		225		125
5.25%, 07/01/2025(2)(3)		110		61
5.25%, 07/01/2025(2)(3)		125		69
5.25%, 07/01/2025(2)(3)		240		133
5.25%, 07/01/2025(2)(3)		315		175
5.25%, 07/01/2025(2)(3)		465		258
5.25%, 07/01/2025(2)(3)		3,530		1,959
5.25%, 07/01/2026(2)(3)		155		86

	$		$
5.25%, 07/01/2026(2)(3)		160		89
5.25%, 07/01/2026(2)(3)		2,825		1,568
5.25%, 07/01/2027(2)(3)		215		119
5.25%, 07/01/2027(2)(3)		410		228
5.25%, 07/01/2027(2)(3)		415		230
5.25%, 07/01/2028(2)(3)		295		164
5.25%, 07/01/2029(2)(3)		340		189
5.25%, 07/01/2033(2)(3)		2,000		1,110
5.25%, 07/01/2035(2)(3)		300		167
5.25%, 07/01/2040(2)(3)		4,730		2,625
5.25%, 07/01/2050(2)(3)		395		219
5.50%, 07/01/2025(2)(3)		40		22
5.50%, 07/01/2038(2)(3)		6,890		3,824
5.50%, 07/01/2051(2)(3)		40		22
5.75%, 07/01/2036(2)(3)		150		83
5.75%, 07/01/2036(2)(3)		1,400		777
6.75%, 07/01/2036(2)(3)		2,265		1,257
7.00%, 07/01/2040(2)(3)		5		3
7.25%, 07/01/2030(2)(3)		265		147
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.50%, 10/01/2029		50		50
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2029		3,394		2,872
0.00%, 07/01/2031		7,092		5,551
0.00%, 07/01/2033		5,431		3,892
0.00%, 07/01/2046		78,045		25,468
0.00%, 07/01/2051		11,128		2,688
4.33%, 07/01/2040		3,050		2,972
4.33%, 07/01/2040		10,800		10,523
4.54%, 07/01/2053		205		192
4.55%, 07/01/2040		1,442		1,427
4.75%, 07/01/2053		13,686		13,158
4.78%, 07/01/2058		16,404		15,614
5.00%, 07/01/2058		22,679		22,333
University of Puerto Rico
5.00%, 06/01/2025		100		100
5.00%, 06/01/2025		150		150
5.00%, 06/01/2026		100		99
5.00%, 06/01/2030		5		5
5.00%, 06/01/2030		60		58
5.00%, 06/01/2036		75		71

Total Puerto Rico				331,883

Rhode Island – 0.17%
Central Falls Detention Facility Corp.
7.25%, 07/15/2035(2)(3)		855		333
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2036		340		336
5.25%, 05/15/2049		850		880
5.25%, 05/15/2054		970		997
Rhode Island Student Loan Authority
3.50%, 12/01/2034		250		234
3.63%, 12/01/2037		1,340		1,262
4.13%, 12/01/2041		1,270		1,201
4.13%, 12/01/2043		150		139
4.13%, 12/01/2043		295		264
5.00%, 12/01/2026		750		764
5.00%, 12/01/2028		300		311

Total Rhode Island				6,721

South Carolina – 0.96%
Connector 2000 Association, Inc.
0.00%, 01/01/2032		880		402
0.00%, 01/01/2032		3,733		2,243
0.00%, 01/01/2042		9,070		2,638
0.00%, 07/22/2051		132		6
0.00%, 07/22/2051		1,750		178
0.00%, 07/22/2051		29,781		3,928
South Carolina Jobs-Economic Development Authority
3.75%, 05/01/2048(1)		1,300		1,300
4.00%, 04/01/2033(1)		1,730		1,735
4.00%, 06/01/2046(4)		200		151
5.00%, 05/01/2037		500		459
5.00%, 05/01/2042		500		433
5.00%, 11/15/2042		585		576
5.00%, 05/01/2043		4,675		4,746
5.00%, 04/01/2047		2,000		1,944
5.00%, 04/01/2052		1,750		1,657
5.00%, 11/15/2054		1,750		1,626
5.75%, 11/15/2029		1,500		1,500
6.00%, 02/01/2035(2)(3)(4)		955		96
6.25%, 02/01/2045(2)(3)(4)		1,860		186
7.13%, 06/15/2053(4)		135		139
7.50%, 11/15/2053		1,275		1,350

	$		$
7.75%, 11/15/2058		400		428
8.00%, 12/06/2029(2)(3)		135		108
South Carolina Public Service Authority
4.00%, 12/01/2050		1,599		1,418
5.00%, 12/01/2037		500		505
5.00%, 12/01/2041		500		505
5.00%, 12/01/2050		500		500
5.00%, 12/01/2055		205		209
5.00%, 12/01/2056		1,070		1,073
5.25%, 12/01/2055		910		914
SOUTH CAROLINA ST PUBLIC SVC A REGD B/E BAM-TCR
4.00%, 12/01/2055		1,000		887
South Carolina State Housing Finance & Development Authority
5.00%, 01/01/2052		940		975
6.00%, 01/01/2054		195		212
6.25%, 07/01/2054		1,970		2,173
Spartanburg Regional Health Services District
5.00%, 04/15/2032		1,340		1,466

Total South Carolina				38,666

South Dakota – 0.24%
City of Sioux Falls SD
5.00%, 11/01/2028		100		100
5.00%, 11/01/2030		105		104
5.00%, 11/01/2032		95		94
5.00%, 11/01/2042		1,885		1,735
County of Lincoln SD
4.00%, 08/01/2051		2,060		1,636
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2045		1,500		1,505
South Dakota Housing Development Authority
4.00%, 11/01/2047		215		215
6.25%, 05/01/2055		2,380		2,589
6.25%, 11/01/2055		250		278
6.50%, 11/01/2055		1,255		1,420

Total South Dakota				9,676

Tennessee – 1.09%
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2030		500		502
5.00%, 10/01/2032		1,215		1,219
5.00%, 10/01/2035		2,445		2,451
City of Memphis TN Electric System Revenue
5.00%, 12/01/2042		350		378
5.00%, 12/01/2054		200		209
Clarksville Public Building Authority
3.80%, 01/01/2033(1)		3,500		3,500
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2035		1,275		1,309
Industrial Development Board Of The City Of Kingsport Tennessee
5.25%, 12/01/2054(1)(4)		2,985		3,004
Knox County Health Educational & Housing Facility Board
4.50%, 07/01/2046		1,100		1,070
5.00%, 07/01/2049		750		764
5.25%, 07/01/2064		575		589
5.50%, 07/01/2054		10		11
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027		340		307
5.50%, 07/01/2037		1,600		1,185
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2054		1,500		1,380
5.25%, 05/01/2053		2,500		2,610
Metropolitan Government Nashville & Davidson County Industrial Development Board
0.00%, 06/01/2043(4)		250		100
4.00%, 06/01/2051(4)		4,050		3,414
Metropolitan Nashville Airport Authority
5.50%, 07/01/2052		2,050		2,139
Montgomery County Public Building Authority
3.80%, 07/01/2034(1)		4,725		4,725
3.80%, 07/01/2038(1)		2,715		2,715
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(4)		315		317
5.13%, 06/01/2036(4)		3,290		3,320
Shelby County Health & Educational Facilities Board
5.25%, 06/01/2056(4)		1,000		997
Shelby County Health Educational & Housing Facilities Board
5.00%, 12/01/2034		35		34
5.00%, 09/01/2037(4)		1,590		1,398
5.00%, 09/01/2049(1)		1,335		1,404
5.25%, 12/01/2044		80		74
5.25%, 12/01/2049		230		205
Tennessee Energy Acquisition Corp.
5.00%, 05/01/2052(1)		1,000		1,045
5.25%, 09/01/2026		810		822

	$		$
Tennessee Housing Development Agency
3.50%, 01/01/2050		395		393
5.75%, 01/01/2055		150		160
6.00%, 01/01/2055		60		66
6.25%, 01/01/2054		115		125

Total Tennessee				43,941

Texas – 7.00%
Arlington Higher Education Finance Corp.
4.00%, 08/15/2036		250		228
4.00%, 08/15/2041		1,520		1,304
4.00%, 08/15/2046		350		290
4.00%, 02/15/2054		350		315
4.13%, 06/15/2054		120		109
4.50%, 06/15/2044(4)		500		463
4.75%, 08/15/2044		95		89
4.88%, 06/15/2059(4)		190		174
5.00%, 12/01/2036		1,405		1,415
5.00%, 08/15/2041		300		245
5.00%, 08/15/2049		25		24
5.00%, 08/15/2054		830		778
5.00%, 06/15/2064(4)		190		176
5.75%, 08/15/2062		1,600		1,224
Austin Convention Enterprises, Inc.
5.00%, 01/01/2027		400		401
5.00%, 01/01/2028		575		576
5.00%, 01/01/2028		1,630		1,636
5.00%, 01/01/2029		555		555
5.00%, 01/01/2029		1,045		1,047
5.00%, 01/01/2030		140		140
5.00%, 01/01/2030		720		719
5.00%, 01/01/2031		200		200
5.00%, 01/01/2032		155		154
5.00%, 01/01/2032		1,925		1,921
5.00%, 01/01/2033		210		209
5.00%, 01/01/2034		240		237
5.00%, 01/01/2034		1,215		1,188
Baytown Municipal Development District
4.00%, 10/01/2050		1,770		1,363
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2028		95		95
5.00%, 12/01/2030		115		115
5.00%, 12/01/2040		200		192
5.00%, 12/01/2045		740		703
5.25%, 12/01/2035		665		666
Board of Regents of the University of Texas System
5.00%, 08/15/2044		750		798
Brazoria County Industrial Development Corp.
7.00%, 03/01/2039(2)(3)		250		200
8.50%, 03/01/2039(4)		1,400		1,120
10.00%, 06/01/2042(1)(4)		350		298
12.00%, 06/01/2043(4)		500		425
Brazos Higher Education Authority, Inc.
3.00%, 04/01/2040		500		390
4.00%, 04/01/2045		350		313
Capital Area Housing Finance Corp.
3.50%, 01/01/2041(1)		1,000		1,001
Carrollton-Farmers Branch Independent School District
4.00%, 02/15/2053		2,000		1,853
Cedar Hill Independent School District
4.00%, 02/15/2050		810		752
Celina Independent School District
4.00%, 02/15/2054		1,000		913
Central Texas Turnpike System
0.00%, 08/15/2028		150		133
5.00%, 08/15/2039		1,225		1,313
5.00%, 08/15/2042		1,500		1,580
City of Aubrey TX
5.38%, 12/31/2045(4)		500		482
City of Austin TX
5.00%, 11/01/2044(4)		560		540
City of Austin TX Airport System Revenue
5.00%, 11/15/2041		35		35
5.00%, 11/15/2043		80		82
5.25%, 11/15/2047		2,160		2,226
City of Buda TX
5.88%, 09/01/2045(4)		193		190
6.00%, 09/01/2055(4)		100		97
6.63%, 09/01/2045(4)		342		337
6.75%, 09/01/2055(4)		293		285
City of Celina TX
5.50%, 09/01/2054(4)		650		626

	$		$
City of Dallas TX
6.00%, 08/15/2053(1)(4)		905		906
City of Friendswood TX
7.00%, 09/15/2054		2,665		2,598
City of Houston TX Airport System Revenue
4.00%, 07/01/2041		3,720		3,439
4.00%, 07/15/2041		8,140		7,524
5.00%, 07/01/2025		1,250		1,255
5.00%, 07/01/2027		1,725		1,756
5.00%, 07/15/2027		600		611
5.00%, 07/15/2027		5,075		5,168
5.00%, 07/01/2029		500		500
5.00%, 07/15/2030		4,220		4,223
5.00%, 07/15/2035		1,700		1,700
5.25%, 07/15/2033		2,790		2,911
5.25%, 07/15/2034		2,070		2,157
5.50%, 07/15/2035		3,000		3,174
5.50%, 07/15/2036		2,490		2,625
5.50%, 07/15/2037		3,100		3,256
5.50%, 07/15/2038		5,700		5,969
5.50%, 07/15/2039		4,450		4,651
6.63%, 07/15/2038		2,000		2,020
City of Justin TX
4.00%, 09/01/2051(4)		350		282
City of Lavon TX
4.38%, 09/15/2031(4)		294		289
5.13%, 09/15/2044(4)		600		602
5.50%, 09/15/2054(4)		729		725
City of Pflugerville TX
5.13%, 09/01/2045(4)		875		852
City of Princeton TX
5.25%, 09/01/2054(4)		1,000		946
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2048		195		199
City of Seagoville TX
6.00%, 09/15/2044(4)		1,000		986
6.25%, 09/15/2054(4)		1,500		1,465
Clifton Higher Education Finance Corp.
4.00%, 08/15/2029		250		253
4.00%, 08/15/2054		1,470		1,302
4.13%, 08/15/2049		3,885		3,622
4.25%, 08/15/2053		2,800		2,601
4.50%, 12/01/2044		650		599
5.00%, 12/01/2035		940		941
5.75%, 06/15/2044(4)		100		98
6.00%, 06/15/2054(4)		850		828
6.13%, 08/15/2048		7,835		7,864
6.25%, 06/15/2053(4)		350		351
Conroe Independent School District
4.00%, 02/15/2050		2,000		1,868
Conroe Local Government Corp.
3.50%, 10/01/2031(4)		20		17
4.00%, 10/01/2050		855		659
5.00%, 10/01/2050(4)		120		92
Corpus Christi Independent School District
4.00%, 08/15/2054		950		867
County of Denton TX
5.25%, 12/31/2044(4)		149		144
5.38%, 12/31/2045(4)		170		166
5.63%, 12/31/2055(4)		1,690		1,664
5.88%, 12/31/2045(4)		1,035		1,014
6.00%, 12/31/2044(4)		157		156
6.13%, 12/31/2054(4)		112		110
6.13%, 12/31/2055(4)		1,445		1,410
6.25%, 12/31/2054(4)		237		227
County of Harris TX
5.00%, 09/15/2054		300		312
5.00%, 09/15/2054		350		364
County of Harris TX Toll Road Revenue
4.00%, 08/15/2054		2,000		1,794
County of Medina TX
5.50%, 09/01/2044(4)		255		253
Cypress-Fairbanks Independent School District
4.00%, 02/15/2048		250		235
Duncanville Independent School District
5.00%, 02/15/2049		1,500		1,560
El Paso County Hospital District
4.25%, 02/15/2054		235		218
Fort Bend County Industrial Development Corp.
4.75%, 05/01/2038		1,010		1,003
4.75%, 11/01/2042		955		937
Garland Independent School District
5.00%, 02/15/2048		460		479

	$		$
Greenwood Independent School District
4.00%, 02/15/2054		250		227
Gulf Coast Industrial Development Authority
3.55%, 11/01/2041(1)		4,000		4,000
4.88%, 05/01/2025		7,445		7,446
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2038		35		35
5.00%, 07/01/2038		2,275		2,485
5.00%, 01/01/2043		365		365
5.00%, 01/01/2048		1,410		1,393
Harris County-Houston Sports Authority
5.00%, 11/15/2041		850		895
5.00%, 11/15/2042		250		262
5.00%, 11/15/2043		2,450		2,554
Hidalgo County Regional Mobility Authority
4.00%, 12/01/2038		1,350		1,276
4.00%, 12/01/2039		500		467
4.00%, 12/01/2040		70		64
4.00%, 12/01/2041		420		381
Humble Independent School District
4.00%, 02/15/2054		2,000		1,847
Hurst-Euless-Bedford Independent School District
4.00%, 08/15/2050		2,100		1,944
Hutto Independent School District
5.00%, 08/01/2048		2,480		2,587
5.00%, 08/01/2054		4,190		4,349
Katy Independent School District
4.00%, 02/15/2053		1,000		928
Kaufman Independent School District
5.00%, 02/15/2054		200		208
Love Field Airport Modernization Corp.
5.00%, 11/01/2028		875		875
Lower Colorado River Authority
6.00%, 05/15/2052		1,825		1,983
Matagorda County Navigation District No 1
4.25%, 05/01/2030		500		512
Mission Economic Development Corp.
4.00%, 06/01/2054(1)		550		543
4.63%, 10/01/2031(4)		10,710		10,670
Montgomery County Toll Road Authority
5.00%, 09/15/2032		85		85
5.00%, 09/15/2033		310		311
5.00%, 09/15/2034		95		95
5.00%, 09/15/2035		1,185		1,190
5.00%, 09/15/2036		170		171
5.00%, 09/15/2037		1,245		1,249
5.00%, 09/15/2038		215		216
5.00%, 09/15/2043		645		646
5.00%, 09/15/2048		1,335		1,336
New Caney Independent School District
4.00%, 02/15/2054		1,500		1,367
New Hope Cultural Education Facilities Finance Corp.
0.00%, 11/15/2061(1)		489		178
3.38%, 08/15/2029(4)		400		375
4.00%, 01/01/2041		1,385		1,193
4.00%, 11/01/2049		125		112
4.25%, 10/01/2030		395		394
4.63%, 10/01/2030		470		469
5.00%, 04/01/2029		1,395		1,396
5.00%, 04/01/2030		35		35
5.00%, 04/01/2031		335		342
5.00%, 10/01/2031		230		226
5.00%, 10/01/2032		30		29
5.00%, 10/01/2033		70		68
5.00%, 10/01/2034		255		247
5.00%, 04/01/2035		105		105
5.00%, 07/01/2035		2,100		2,022
5.00%, 04/01/2036		820		837
5.00%, 01/01/2039		250		231
5.00%, 10/01/2039		350		329
5.00%, 07/01/2040		3,965		3,100
5.00%, 04/01/2042		135		140
5.00%, 04/01/2046		1,060		1,048
5.00%, 04/01/2047		410		410
5.00%, 07/01/2047		1,075		1,029
5.00%, 08/15/2049(4)		250		235
5.00%, 08/15/2054(4)		1,500		1,423
5.00%, 01/01/2055		150		122
5.00%, 11/01/2055		2,105		2,091
5.00%, 07/01/2057		1,045		710
5.00%, 07/01/2058		475		477
5.00%, 11/01/2060		2,650		2,615

	$		$
5.25%, 10/01/2049		1,020		946
5.38%, 11/15/2036		35		31
5.50%, 07/01/2045		1,600		1,257
5.50%, 11/15/2046		70		57
5.50%, 11/15/2052		320		251
5.50%, 07/01/2054		1,190		872
6.50%, 07/01/2056(4)		1,500		1,451
Newark Higher Education Finance Corp.
4.00%, 08/15/2041		250		219
4.00%, 08/15/2051		225		182
North Texas Higher Education Authority, Inc.
4.13%, 06/01/2045		400		377
North Texas Tollway Authority
4.25%, 01/01/2049		500		464
5.00%, 01/01/2039		170		171
Northwest Independent School District
5.00%, 02/15/2049		5,000		5,198
Port of Beaumont Navigation District
2.88%, 01/01/2041(4)		1,000		771
3.00%, 01/01/2050(4)		170		116
3.63%, 01/01/2035(4)		3,770		3,405
4.00%, 01/01/2050(4)		1,295		1,063
5.13%, 01/01/2044(4)		1,400		1,408
Prosper Independent School District
4.00%, 02/15/2053		2,000		1,832
4.00%, 02/15/2054		550		502
San Antonio Water System
5.00%, 05/15/2050		250		257
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 05/15/2027		80		79
4.00%, 05/15/2031		105		101
5.00%, 11/15/2035(2)(3)(7)		830		0
5.00%, 11/15/2035		1,750		1,750
5.00%, 05/15/2037		20		20
5.00%, 11/15/2037		170		170
5.00%, 11/15/2040		265		264
5.00%, 11/15/2040		1,800		1,762
5.00%, 05/15/2045		100		93
5.00%, 11/15/2045(2)(3)(7)		1,542		0
5.00%, 11/15/2046		1,900		1,822
5.25%, 11/15/2047(2)(3)(7)		108		0
5.75%, 12/01/2054		1,747		1,541
Tarrant County Hospital District
5.25%, 08/15/2048		2,145		2,242
Texas City Independent School District
4.00%, 08/15/2053		255		231
Texas Department of Housing & Community Affairs
5.75%, 07/01/2054		1,990		2,155
6.00%, 03/01/2054		95		104
Texas Municipal Gas Acquisition & Supply Corp. I
6.25%, 12/15/2026		1,195		1,233
Texas Municipal Gas Acquisition & Supply Corp. II
3.70% (3 Month Term SOFR + 0.86%), 09/15/2027(5)		400		401
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054(1)		1,000		1,060
5.50%, 01/01/2054(1)		1,100		1,207
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 01/01/2055(1)		8,725		9,273
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 06/30/2039		1,650		1,564
5.00%, 12/31/2034		3,000		3,137
5.00%, 06/30/2058		11,515		11,413
5.50%, 12/31/2058		1,875		1,968
Texas Transportation Commission
5.00%, 04/01/2025		400		400
Texas Transportation Commission State Highway 249 System
5.00%, 08/01/2057		3,680		3,698
Texas Water Development Board
4.00%, 10/15/2045		2,000		1,860
4.00%, 10/15/2051		1,000		918
Town of Little Elm TX
5.38%, 09/01/2051(4)		700		685
5.75%, 09/01/2053(4)		650		657
Travis County Development Authority
5.00%, 09/01/2044(4)		605		589
Waxahachie Independent School District
4.00%, 02/15/2053		1,775		1,623

Total Texas				283,537

Utah – 1.69%
Arrowhead Springs Public Infrastructure District
5.63%, 12/01/2054(4)		325		325

	$		$
Black Desert Public Infrastructure District
5.63%, 12/01/2053(4)		4,350		4,360
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2043		235		236
5.00%, 07/01/2046		395		400
5.00%, 07/01/2047		3,000		3,003
5.25%, 07/01/2048		3,000		3,036
Fiddlers Canyon Infrastructure Financing District
5.63%, 12/01/2053(4)		750		713
Firefly Public Infrastructure District No 1
6.63%, 03/01/2054(4)		1,340		1,361
Firefly Public Infrastructure District No 1 Assessment Area No 1
5.63%, 12/01/2043(4)		3,325		3,335
Intermountain Power Agency
5.00%, 07/01/2041		265		280
5.00%, 07/01/2042		375		395
5.00%, 07/01/2043		350		368
Jordanelle Ridge Public Infrastructure District No 2
7.75%, 03/01/2054(4)		660		662
MIDA Mountain Veterans Program Public Infrastructure District
5.00%, 06/01/2044(4)		500		488
5.20%, 06/01/2054(4)		825		810
Mida Mountain Village Public Infrastructure District
4.00%, 08/01/2027(4)		1,385		1,388
4.00%, 08/01/2030(4)		450		445
4.00%, 08/01/2031(4)		1,000		985
4.00%, 08/01/2050(4)		4,415		3,783
4.25%, 08/01/2035(4)		455		444
4.50%, 08/01/2040(4)		1,250		1,203
5.00%, 08/01/2050(4)		250		241
5.13%, 06/15/2054(4)		2,240		2,126
5.75%, 06/15/2044(4)		860		881
6.00%, 06/15/2054(4)		2,635		2,719
Military Installation Development Authority
4.00%, 06/01/2036		1,750		1,623
4.00%, 06/01/2041		200		180
4.00%, 06/01/2041		2,455		2,187
4.00%, 06/01/2052		1,220		1,038
4.00%, 06/01/2052		4,145		3,474
NS Public Infrastructure District No 1
6.00%, 12/01/2044(4)		1,000		927
Red Bridge Public Infrastructure District No 1
3.63%, 02/01/2035(4)		600		485
4.13%, 02/01/2041(4)		1,000		793
SkyRidge Pegasus Infrastructure Financing District
5.25%, 12/01/2044(4)		4,136		4,018
Soleil Hills Public Infrastructure District No 1
5.88%, 03/01/2055(4)		500		493
Sun Stone Infrastructure Financing District
6.75%, 06/01/2054(4)		2,415		2,307
Three Bridges Public Infrastructure District No 1
5.00%, 12/01/2036(4)		2,510		2,448
6.00%, 12/01/2053(4)		3,615		3,601
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052(4)		5,865		5,309
University of Utah
5.00%, 08/01/2042		900		964
Utah Housing Corp.
6.00%, 07/01/2054		50		55
6.25%, 07/01/2055		400		446
Wakara Ridge Public Infrastructure District
5.63%, 12/01/2054(4)		860		864
Wolf Creek Infrastructure Financing District No 1
5.75%, 12/01/2044		1,785		1,794
Wood Ranch Public Infrastructure District
5.63%, 12/01/2053(4)		1,520		1,524

Total Utah				68,517

Vermont – 0.07%
Vermont Economic Development Authority
4.00%, 05/01/2037		250		235
4.00%, 05/01/2045		1,165		1,004
4.38%, 06/01/2052(1)(4)		535		536
Vermont Student Assistance Corp.
2.38%, 06/15/2039		660		610
4.00%, 06/15/2041		185		170
4.38%, 06/15/2040		115		110

Total Vermont				2,665

Virgin Islands – 0.19%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2028		1,245		1,290
5.00%, 10/01/2030		775		807
5.00%, 10/01/2039		2,000		2,035

	$		$
Virgin Islands Public Finance Authority
5.00%, 10/01/2032		2,600		2,624
5.00%, 10/01/2039(4)		600		570
6.00%, 04/01/2053(4)		500		513

Total Virgin Islands				7,839

Virginia – 2.84%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2046		5,610		5,629
5.00%, 07/01/2051		1,670		1,673
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040		510		517
Fairfax County Industrial Development Authority
4.00%, 05/15/2044		1,000		938
Farmville Industrial Development Authority
5.00%, 01/01/2032		1,000		1,019
5.00%, 01/01/2033		250		254
5.00%, 01/01/2038		250		250
5.00%, 01/01/2040		190		186
5.00%, 01/01/2048		500		467
5.00%, 01/01/2050		1,000		922
Fredericksburg Economic Development Authority
5.00%, 06/15/2031		500		501
Hanover County Economic Development Authority
4.00%, 07/01/2040(4)		2,000		1,742
4.00%, 07/01/2047(4)		2,000		1,606
5.00%, 07/01/2038		500		502
5.00%, 07/01/2048		500		480
Henrico County Economic Development Authority
3.00%, 10/01/2035		225		204
5.00%, 06/01/2039		300		302
5.00%, 10/01/2047		1,185		1,198
5.00%, 12/01/2047		250		250
Isle Wight County Industrial Development Authority
5.25%, 07/01/2053		1,740		1,852
James City County Economic Development Authority
4.00%, 12/01/2040		100		90
4.00%, 06/01/2041		125		108
4.00%, 06/01/2047		385		307
4.00%, 12/01/2050		1,000		814
5.50%, 12/01/2028		1,270		1,271
5.75%, 12/01/2028		90		90
6.88%, 12/01/2058		170		185
Louisa Industrial Development Authority
3.80%, 11/01/2035(1)		1,405		1,423
Lynchburg Economic Development Authority
3.00%, 01/01/2051		250		179
4.00%, 01/01/2055		345		297
Norfolk Redevelopment & Housing Authority
5.00%, 01/01/2035		275		273
5.00%, 01/01/2046		590		537
5.00%, 01/01/2049		720		643
5.38%, 01/01/2035		425		425
5.38%, 01/01/2046		290		279
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047		4,835		1,307
5.00%, 06/01/2047		13,005		11,882
Virginia Beach Development Authority
6.25%, 09/01/2030		250		256
7.00%, 09/01/2059		550		613
Virginia College Building Authority
5.00%, 07/01/2025(4)		100		100
5.00%, 07/01/2030(4)		820		774
5.00%, 07/01/2045(4)		710		568
5.00%, 07/01/2045(4)		5,905		4,723
5.25%, 07/01/2030(4)		100		95
5.25%, 07/01/2035(4)		1,120		1,023
Virginia Housing Development Authority
4.65%, 09/01/2055		1,600		1,573
4.70%, 07/01/2055		3,700		3,626
5.25%, 11/01/2057		1,350		1,358
Virginia Small Business Financing Authority
4.00%, 07/01/2029		1,220		1,226
4.00%, 01/01/2036		2,000		1,943
4.00%, 01/01/2037		1,515		1,460
4.00%, 01/01/2038		330		315
4.00%, 01/01/2039		6,770		6,405
4.00%, 01/01/2040		2,750		2,567
4.00%, 01/01/2040		5,965		5,567
4.00%, 01/01/2041		185		171
4.00%, 12/01/2041		195		178
4.00%, 01/01/2042		205		187
4.00%, 01/01/2045		650		582
4.00%, 01/01/2048		9,475		8,256

	$		$
4.00%, 01/01/2051		600		515
4.00%, 12/01/2051		300		252
5.00%, 01/01/2031		100		105
5.00%, 12/01/2034		195		204
5.00%, 01/01/2036		70		74
5.00%, 07/01/2037		160		167
5.00%, 12/01/2039		325		335
5.00%, 12/31/2047		5,025		5,128
5.00%, 01/01/2048(1)(4)		500		498
5.00%, 12/31/2049		4,390		4,396
5.00%, 12/31/2052		10,570		10,538
5.00%, 12/31/2056		6,315		6,220
5.00%, 12/31/2057		2,255		2,289
5.50%, 12/01/2054		115		119

Total Virginia				115,008

Washington – 1.53%
Adams County Public Hospital District No 2
5.13%, 12/01/2044		1,180		1,117
Kalispel Tribe of Indians
5.00%, 01/01/2032(4)		1,225		1,247
5.25%, 01/01/2038(4)		250		255
5.25%, 01/01/2038(4)		770		784
Port of Seattle WA
5.00%, 08/01/2042		150		154
Skagit County Public Hospital District No 1
5.50%, 12/01/2041		300		315
5.50%, 12/01/2054		2,715		2,805
State of Washington
5.00%, 06/01/2044		1,240		1,295
5.00%, 08/01/2044		1,000		1,052
Washington Health Care Facilities Authority
4.00%, 10/01/2045		1,585		1,432
5.00%, 08/15/2025		1,800		1,811
5.00%, 08/15/2033		1,750		1,786
5.00%, 12/01/2036		275		283
5.00%, 10/01/2041		1,250		1,252
Washington Higher Education Facilities Authority
4.00%, 05/01/2045		1,000		919
4.00%, 05/01/2050		950		843
Washington State Convention Center Public Facilities District
3.00%, 07/01/2034		375		331
3.00%, 07/01/2035		295		256
3.00%, 07/01/2048		1,290		920
3.00%, 07/01/2058		25		18
3.00%, 07/01/2058		225		158
3.00%, 07/01/2058		1,275		857
4.00%, 07/01/2031		2,610		2,610
4.00%, 07/01/2058		100		83
4.00%, 07/01/2058		100		86
5.00%, 07/01/2033		100		103
5.00%, 07/01/2034		550		581
5.00%, 07/01/2048		200		202
5.00%, 07/01/2058		2,000		2,018
5.00%, 07/01/2058		2,000		2,033
Washington State Housing Finance Commission
3.38%, 04/20/2037		2,914		2,562
3.50%, 12/20/2035		14,349		13,188
3.81%, 03/20/2040(1)		4,796		4,455
4.00%, 07/01/2026(4)		270		269
5.00%, 07/01/2031(4)		1,000		1,006
5.00%, 01/01/2038(4)		150		143
5.00%, 07/01/2038(4)		100		97
5.00%, 01/01/2046(4)		220		206
5.00%, 07/01/2046(4)		625		583
5.00%, 07/01/2048		100		102
5.00%, 07/01/2048(4)		145		130
5.00%, 07/01/2048(4)		195		144
5.00%, 01/01/2051(4)		455		412
5.00%, 07/01/2051(4)		900		822
5.00%, 07/01/2053(4)		480		341
5.00%, 07/01/2054		4,395		4,448
5.00%, 01/01/2055(4)		4,480		3,998
5.00%, 01/01/2056(4)		1,150		1,037
5.50%, 01/01/2044(4)		175		173
6.00%, 07/01/2059(4)		170		175

Total Washington				61,897

West Virginia – 0.51%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(4)		850		731
4.88%, 06/01/2043(4)		340		319
5.50%, 06/01/2037(4)		365		370
5.75%, 06/01/2043(4)		365		369

	$		$
7.00%, 06/01/2043(4)		615		646
West Virginia Economic Development Authority
3.01%, 02/01/2036(1)		2,200		2,200
4.70%, 04/01/2036(1)		9,150		9,248
5.45%, 01/01/2055(1)(4)		2,775		2,840
West Virginia Hospital Finance Authority
5.00%, 01/01/2026		1,370		1,379
6.00%, 09/01/2053		1,330		1,438
West Virginia Parkways Authority
4.00%, 06/01/2051		1,155		1,044

Total West Virginia				20,584

Wisconsin – 3.75%
Public Finance Authority
0.00%, 12/15/2034(4)		700		391
0.00%, 07/01/2062(1)(4)		5,325		3,901
3.00%, 04/01/2025(4)		75		75
3.30%, 10/01/2046(1)		60		60
4.00%, 06/15/2029(4)		45		43
4.00%, 07/01/2030(4)		475		453
4.00%, 12/01/2031(4)		250		241
4.00%, 04/01/2032(4)		210		202
4.00%, 10/01/2034		290		284
4.00%, 08/01/2035		7,810		7,458
4.00%, 06/01/2036(4)		100		91
4.00%, 11/15/2037		165		163
4.00%, 07/01/2041		2,335		2,054
4.00%, 12/01/2041		1,000		888
4.00%, 12/01/2041(4)		1,150		1,014
4.00%, 01/01/2042		325		296
4.00%, 04/01/2042(4)		2,200		1,922
4.00%, 07/01/2046		1,125		890
4.00%, 01/01/2047		1,285		1,129
4.00%, 06/01/2051(4)		815		623
4.00%, 07/01/2051(4)		450		364
4.00%, 07/01/2051		1,085		814
4.00%, 09/30/2051		1,000		822
4.00%, 04/01/2052(4)		1,350		1,101
4.00%, 06/01/2056(4)		2,675		2,070
4.00%, 07/01/2059		250		215
4.00%, 06/01/2061(4)		100		72
4.00%, 07/01/2061(4)		1,280		986
4.05%, 11/01/2030		170		168
4.25%, 07/15/2044(4)		305		281
4.25%, 07/01/2054		9,510		7,783
4.30%, 11/01/2030		3,505		3,480
4.50%, 07/15/2049(4)		800		741
4.75%, 07/01/2045(4)		110		103
4.75%, 03/01/2052		285		249
5.00%, 12/01/2025		2,405		2,417
5.00%, 06/01/2029(4)		255		257
5.00%, 07/15/2030(4)		1,175		1,173
5.00%, 09/01/2030(4)		55		55
5.00%, 06/15/2034		675		688
5.00%, 12/15/2036(4)		4,244		4,253
5.00%, 06/01/2037(4)		1,035		1,044
5.00%, 06/15/2037(4)		1,130		1,081
5.00%, 07/01/2037		880		880
5.00%, 09/01/2038(4)		115		112
5.00%, 06/15/2039(4)		70		65
5.00%, 06/15/2039(4)		500		488
5.00%, 06/15/2039		500		502
5.00%, 06/15/2039(4)		640		630
5.00%, 08/01/2039		1,675		1,644
5.00%, 04/01/2040(4)		400		398
5.00%, 07/01/2040(4)		650		605
5.00%, 10/15/2041(4)		570		535
5.00%, 11/15/2041		445		457
5.00%, 10/01/2043(4)		155		152
5.00%, 12/15/2044(4)		40		39
5.00%, 01/01/2045		140		139
5.00%, 01/01/2046		750		741
5.00%, 07/01/2047		135		127
5.00%, 10/01/2048(4)		1,735		1,653
5.00%, 06/15/2049(4)		420		400
5.00%, 06/15/2049(4)		870		759
5.00%, 06/15/2049		1,100		1,061
5.00%, 09/01/2049(4)		125		116
5.00%, 04/01/2050(4)		1,950		1,855
5.00%, 06/01/2050(4)		750		680
5.00%, 06/15/2051(4)		200		180
5.00%, 02/01/2052		2,155		2,137
5.00%, 06/01/2052(4)		1,235		1,152

	$		$
5.00%, 07/01/2052		290		268
5.00%, 10/01/2053(4)		915		850
5.00%, 02/01/2054		500		490
5.00%, 06/15/2054(4)		655		611
5.00%, 09/01/2054(4)		625		582
5.00%, 12/15/2054(4)		1,000		949
5.00%, 01/01/2055(4)		375		344
5.00%, 07/01/2055(4)		650		557
5.00%, 07/01/2055(4)		880		822
5.00%, 01/01/2056(4)		1,000		916
5.00%, 06/15/2056(4)		130		115
5.00%, 10/15/2056(4)		625		555
5.00%, 05/01/2060(4)		5,245		3,451
5.00%, 07/01/2060(4)		140		129
5.00%, 02/01/2062		1,025		999
5.00%, 02/01/2064		500		482
5.13%, 07/15/2037(4)		1,250		1,256
5.13%, 06/15/2047(4)		180		162
5.25%, 05/15/2037(4)		485		487
5.25%, 07/01/2042		1,405		1,495
5.25%, 03/01/2047		900		871
5.25%, 05/15/2047(4)		835		807
5.25%, 05/15/2052(4)		655		616
5.25%, 07/01/2061(4)		2,285		1,955
5.25%, 11/15/2061		1,345		1,381
5.25%, 06/15/2065		1,175		1,126
5.38%, 12/15/2032(4)		700		700
5.38%, 06/15/2039(4)		150		148
5.38%, 07/01/2047		2,135		2,253
5.38%, 07/15/2047(4)		100		100
5.50%, 12/15/2028		350		351
5.50%, 09/01/2030(4)		150		154
5.50%, 11/15/2032(4)		770		763
5.50%, 12/15/2032(4)		1,933		1,892
5.63%, 06/15/2054(4)		1,435		1,402
5.63%, 06/15/2059(4)		2,000		1,935
5.70%, 06/15/2044(4)		400		398
5.75%, 09/01/2035(4)		375		386
5.75%, 07/01/2049		1,110		1,175
5.75%, 07/01/2053(4)		385		397
5.75%, 07/01/2054		850		895
5.75%, 12/01/2054(4)		950		954
5.75%, 07/01/2062		2,684		2,747
5.75%, 07/01/2063(4)		5,440		5,570
5.88%, 11/15/2027(4)		750		748
5.88%, 06/15/2054(4)		750		742
6.00%, 02/01/2062(4)		1,150		1,190
6.00%, 06/15/2064(4)		1,565		1,552
6.13%, 12/15/2029(4)		150		149
6.13%, 11/15/2037(4)		1,000		968
6.25%, 11/15/2029		137		137
6.25%, 04/01/2045(4)		800		790
6.25%, 09/01/2046(4)		1,405		1,440
6.25%, 06/15/2053(4)		1,930		1,948
6.45%, 04/01/2060(4)		2,000		1,970
6.63%, 07/01/2053(4)		500		516
9.00%, 05/01/2071(4)		2,425		1,201
9.75%, 09/01/2054(4)		1,705		1,823
10.00%, 11/01/2038(4)		950		1,082
Wisconsin Health & Educational Facilities Authority
3.00%, 12/01/2031		80		68
4.00%, 09/15/2036		55		52
4.00%, 09/15/2041		50		45
4.00%, 09/15/2041		1,010		912
4.00%, 09/15/2045		45		39
4.00%, 09/15/2045		950		821
4.20%, 08/15/2028		400		397
4.25%, 08/01/2034		500		483
4.50%, 02/15/2054		3,990		3,865
5.00%, 06/01/2037		275		268
5.00%, 06/01/2041		570		540
5.00%, 08/01/2049		500		481
5.50%, 02/15/2054		1,335		1,415
5.63%, 07/01/2045		1,405		1,414
5.88%, 07/01/2055		4,315		4,356
6.00%, 07/01/2060		1,320		1,338
6.13%, 10/01/2059		1,385		1,412
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
6.00%, 03/01/2054		675		735
6.00%, 03/01/2055		395		427
6.00%, 03/01/2055		1,615		1,757

Total Wisconsin				151,479

	$	$
Wyoming – 0.03%
County of Lincoln WY
3.72%, 10/01/2044(1)	1,300	1,300

Total Wyoming		1,300

Total Municipal Bonds (Cost: $4,023,358)		4,016,975

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.00%(8)
Basic Materials – 0.00%(8)
Ingevity Corp.(3)(7)	0	3

Total Basic Materials		3

Consumer, Cyclical – 0.00%(8)
United Airlines Holdings, Inc.(3)(7)	0	2

Total Consumer, Cyclical		2

Total Common Stocks (Cost: $6)		5

SHORT-TERM INVESTMENTS – 0.16%
Money Market Funds – 0.07%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.27%(9)	2,726	2,726

Total Money Market Funds (Cost: $2,726)		2,726

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.09%
JP Morgan, New York, 3.83% due 04/01/2025	$3,775	3,775

Total Time Deposits (Cost: $3,775)		3,775

Total Short-Term Investments (Cost: $6,501)		6,501

TOTAL INVESTMENTS IN SECURITIES – 99.50% (Cost: $4,029,865)		4,023,481

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.50%		20,177

TOTAL NET ASSETS – 100.00%		$4,043,658

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2025.
(2)	Security in default as of March 31, 2025. The value of these securities totals $30,851, which represents 0.76% of total net assets.
(3)	Non-income producing security.
(4)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $919,481, which represents 22.74% of total net assets.

(5)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2025.
(6)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2025.
(7)	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Amount calculated is less than 0.005%.
(9)	Represents annualized seven-day yield as of the close of the reporting period.
(10)	Security that is restricted at March 31, 2025. The value of these securities totals $4,004, which represents 0.10% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
305	U.S. 5 Year Note Future	Jun. 2025	$32,825	$32,987	$162

					$162

	Percentages of Net Assets
MUNICIPAL BONDS
Education	8.74%
General Obligation	5.69
General Revenue	42.41
Healthcare	16.53
Housing	9.61
Transportation	10.84
Utilities	5.52

Total Municipal Bonds	99.34

COMMON STOCKS
Basic Materials	0.00	(1)
Consumer, Cyclical	0.00	(1)

Total Common Stocks	0.00	(1)

SHORT-TERM INVESTMENTS	0.16

TOTAL INVESTMENTS	99.50
OTHER ASSETS IN EXCESS OF LIABILITIES	0.50

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

March 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	$		$
	Shares (000s)		Value (000s)
COMMON STOCKS – 97.82%
Communication Services – 11.23%
Alphabet, Inc. - Class A		4,661		$720,736
Alphabet, Inc. - Class C		2,256		352,504
Liberty Broadband Corp. - Class C(1)		3		216
Liberty Media Corp.-Liberty Formula One - Class C(1)		7		621
Live Nation Entertainment, Inc.(1)		15		1,940
Meta Platforms, Inc. - Class A		1,694		976,097
Netflix, Inc.(1)		540		503,615
Nexstar Media Group, Inc. - Class A		1		193
Pinterest, Inc. - Class A(1)		56		1,725
ROBLOX Corp. - Class A(1)		49		2,880
Roku, Inc. - Class A(1)		2		126
Spotify Technology SA(1)		146		80,090
TKO Group Holdings, Inc. - Class A		1		211
Trade Desk, Inc. - Class A(1)		711		38,918
Trump Media & Technology Group Corp.(1)		3		54
Walt Disney Co.		864		85,266

Total Communication Services				2,765,192

Consumer Discretionary – 12.52%
Airbnb, Inc. - Class A(1)		278		33,228
Amazon.com, Inc.(1)		9,387		1,786,030
AutoZone, Inc.(1)		1		5,529
Booking Holdings, Inc.		21		98,408
Bright Horizons Family Solutions, Inc.(1)		1		103
Burlington Stores, Inc.(1)		6		1,422
CarMax, Inc.(1)		1		79
Carvana Co. - Class A(1)		3		676
Cava Group, Inc.(1)		418		36,103
Chipotle Mexican Grill, Inc. - Class A(1)		1,018		51,130
Choice Hotels International, Inc.		2		296
Churchill Downs, Inc.		7		728
Coupang, Inc. - Class A(1)		2,259		49,539
Crocs, Inc.(1)		2		192
Darden Restaurants, Inc.		6		1,209
Deckers Outdoor Corp.(1)		14		1,597
Dick’s Sporting Goods, Inc.(2)		0		97
Domino’s Pizza, Inc.		1		514
DoorDash, Inc. - Class A(1)		29		5,307
DraftKings, Inc. - Class A(1)		43		1,415
Duolingo, Inc. - Class A(1)		3		1,072
Dutch Bros, Inc. - Class A(1)		4		247
Etsy, Inc.(1)		7		323
Expedia Group, Inc.		12		2,001
Five Below, Inc.(1)		4		305
Floor & Decor Holdings, Inc. - Class A(1)		4		290
Grand Canyon Education, Inc.(1)		1		154
H&R Block, Inc.		5		278
Hasbro, Inc.		11		703
Hilton Worldwide Holdings, Inc.		11		2,577

	$		$
Home Depot, Inc.		304		111,331
Hyatt Hotels Corp. - Class A		1		68
Industria de Diseno Textil SA		454		22,609
Las Vegas Sands Corp.		32		1,225
Light & Wonder, Inc.(1)		8		722
Lululemon Athletica, Inc.(1)		91		25,677
McDonald’s Corp.		336		105,066
MercadoLibre, Inc.(1)		59		115,733
Murphy USA, Inc.		2		809
NIKE, Inc. - Class B		69		4,365
Norwegian Cruise Line Holdings Ltd.(1)		40		764
O’Reilly Automotive, Inc.(1)		5		7,187
Planet Fitness, Inc. - Class A(1)		4		376
Pool Corp.		4		1,116
Ross Stores, Inc.		7		904
Royal Caribbean Cruises Ltd.		8		1,543
SharkNinja, Inc.(1)		1		102
Skechers USA, Inc. - Class A(1)		3		168
Somnigroup International, Inc.		16		945
Starbucks Corp.		2,217		217,461
Tesla, Inc.(1)		636		164,887
Texas Roadhouse, Inc. - Class A		6		1,040
TJX Companies, Inc.		63		7,678
TopBuild Corp.(1)(2)		0		51
Tractor Supply Co.		50		2,748
Ulta Beauty, Inc.(1)		4		1,349
Vail Resorts, Inc.		3		474
Valvoline, Inc.(1)		12		418
Wendy’s Co.		8		117
Williams-Sonoma, Inc.		7		1,121
Wingstop, Inc.		3		711
YETI Holdings, Inc.(1)		2		82
Yum! Brands, Inc.		1,289		202,770

Total Consumer Discretionary				3,083,169

Consumer Staples – 2.51%
Boston Beer Co., Inc. - Class A(1)		1		146
Casey’s General Stores, Inc.		1		257
Celsius Holdings, Inc.(1)		16		566
Clorox Co.		12		1,721
Coca-Cola Co.		1,810		129,630
Colgate-Palmolive Co.		42		3,942
Costco Wholesale Corp.		182		171,689
elf Beauty, Inc.(1)		6		362
Estee Lauder Companies, Inc. - Class A		7		456
Freshpet, Inc.(1)		1		93
Hershey Co.		2		326
Kimberly-Clark Corp.		13		1,851
Lamb Weston Holdings, Inc.		4		229
Mondelez International, Inc. - Class A		971		65,857
Monster Beverage Corp.(1)		54		3,155
PepsiCo, Inc.		102		15,329
Performance Food Group Co.(1)		2		162
Pilgrim’s Pride Corp.(1)(2)		0		20
Procter & Gamble Co.		657		111,895
Sysco Corp.		28		2,114
Walmart, Inc.		1,238		108,676

Total Consumer Staples				618,476

	$		$
Energy – 1.28%
Antero Midstream Corp.		12		219
Cheniere Energy, Inc.		11		2,456
Civitas Resources, Inc.		2		87
ConocoPhillips		945		99,254
EQT Corp.		3		184
Exxon Mobil Corp.		1,436		170,780
Hess Corp.		17		2,717
Permian Resources Corp. - Class A		13		182
Schlumberger NV		754		31,525
Targa Resources Corp.		20		4,080
Texas Pacific Land Corp.		2		2,343
Viper Energy, Inc. - Class A		3		126
Weatherford International Plc		6		316

Total Energy				314,269

Financials – 13.45%
Affirm Holdings, Inc. - Class A(1)		267		12,085
Allstate Corp.		4		798
Ally Financial, Inc.		4		128
American Express Co.		756		203,358
Ameriprise Financial, Inc.		8		3,996
Aon Plc - Class A		590		235,363
Apollo Global Management, Inc.		37		5,029
Ares Management Corp. - Class A		17		2,526
Arthur J. Gallagher & Co.		2		551
Bank of America Corp.		4,984		207,965
Blackstone, Inc. - Class A		692		96,667
Block, Inc. - Class A(1)		1,170		63,559
Blue Owl Capital, Inc. - Class A		49		977
Brown & Brown, Inc.		10		1,231
Charles Schwab Corp.		1,794		140,457
Chubb Ltd.		234		70,787
Coinbase Global, Inc. - Class A(1)		16		2,758
Corpay, Inc.(1)		6		2,170
Credit Acceptance Corp.(1)(2)		0		238
Equitable Holdings, Inc.		31		1,619
Everest Group Ltd.		1		240
FactSet Research Systems, Inc.		1		576
Fiserv, Inc.(1)		667		147,202
Goldman Sachs Group, Inc.		281		153,365
Houlihan Lokey, Inc. - Class A(2)		0		73
Intercontinental Exchange, Inc.		1,257		216,864
Jefferies Financial Group, Inc.		5		248
Kinsale Capital Group, Inc.		2		1,008
KKR & Co., Inc. - Class Miscella		241		27,857
Lazard, Inc. - Class A		10		418
LPL Financial Holdings, Inc.		7		2,291
Markel Group, Inc.(1)(2)		0		525
Marsh & McLennan Companies, Inc.		446		108,942
Mastercard, Inc. - Class A		678		371,560
Moody’s Corp.		15		6,926
Morgan Stanley		6		743
Morningstar, Inc.		2		749
MSCI, Inc. - Class A		4		2,369
NU Holdings Ltd. - Class A(1)		305		3,126

	$		$
Progressive Corp.		46		13,127
Ryan Specialty Holdings, Inc. - Class A		10		712
S&P Global, Inc.		457		231,957
Shift4 Payments, Inc. - Class A(1)		6		471
SoFi Technologies, Inc.(1)		15		178
Toast, Inc. - Class A(1)		44		1,444
TPG, Inc. - Class A		2		94
Tradeweb Markets, Inc. - Class A		224		33,289
Visa, Inc. - Class A		2,659		932,043
Western Union Co.		6		59
XP, Inc. - Class A		4		53

Total Financials				3,310,771

Healthcare – 12.29%
10X Genomics, Inc. - Class A(1)		7		58
AbbVie, Inc.		72		15,095
Align Technology, Inc.(1)		4		656
Alnylam Pharmaceuticals, Inc.(1)		11		2,938
Amgen, Inc.		39		12,251
Apellis Pharmaceuticals, Inc.(1)		10		220
Argenx SE - ADR(1)		70		41,637
Becton Dickinson & Co.		106		24,333
Boston Scientific Corp.(1)		1,168		117,857
Bruker Corp.		7		272
Cardinal Health, Inc.		13		1,844
Cencora, Inc. - Class A		16		4,533
Chemed Corp.(2)		0		86
Cigna Group		255		84,001
Danaher Corp.		1,579		323,660
DaVita, Inc.(1)		4		667
DexCom, Inc.(1)		344		23,520
Doximity, Inc. - Class A(1)		1		50
Edwards Lifesciences Corp.(1)		11		766
Elevance Health, Inc.		4		1,524
Eli Lilly & Co.		578		477,255
Exact Sciences Corp.(1)		7		294
Exelixis, Inc.(1)		22		830
GE HealthCare Technologies, Inc.		4		325
HCA Healthcare, Inc.		4		1,471
IDEXX Laboratories, Inc.(1)		8		3,211
Incyte Corp.(1)		1		52
Inspire Medical Systems, Inc.(1)		3		439
Insulet Corp.(1)		7		1,727
Intra-Cellular Therapies, Inc.(1)		10		1,278
Intuitive Surgical, Inc.(1)		392		194,371
Ionis Pharmaceuticals, Inc.(1)		14		413
IQVIA Holdings, Inc.(1)		2		338
Legend Biotech Corp. - ADR(1)		391		13,275
Masimo Corp.(1)		2		351
McKesson Corp.		5		3,544
Medpace Holdings, Inc.(1)		2		716
Medtronic Plc		993		89,253
Merck & Co., Inc.		1,130		101,403
Molina Healthcare, Inc.(1)		3		1,108
Natera, Inc.(1)		230		32,465
Neurocrine Biosciences, Inc.(1)		9		1,032
Novo Nordisk - ADR		3,371		234,083

	$		$
Penumbra, Inc.(1)		3		928
Regeneron Pharmaceuticals, Inc.		1		618
Repligen Corp.(1)		1		95
ResMed, Inc.		4		837
Sarepta Therapeutics, Inc.(1)		9		564
Sonova Holding AG - ADR		504		29,380
Stryker Corp.		235		87,550
Thermo Fisher Scientific, Inc.		584		290,533
UCB SA		170		29,899
Ultragenyx Pharmaceutical, Inc.(1)		8		307
UnitedHealth Group, Inc.		1,052		550,836
Veeva Systems, Inc. - Class A(1)		14		3,174
Vertex Pharmaceuticals, Inc.(1)		316		153,137
Viking Therapeutics, Inc.(1)		7		179
Waters Corp.(1)		3		1,247
West Pharmaceutical Services, Inc.		4		923
Zoetis, Inc. - Class A		361		59,499

Total Healthcare				3,024,908

Industrials – 7.06%
3M Co.		10		1,422
AAON, Inc.		6		502
Advanced Drainage Systems, Inc.		3		323
AMETEK, Inc.		354		60,965
Armstrong World Industries, Inc.		1		194
Automatic Data Processing, Inc.		36		10,970
Axon Enterprise, Inc.(1)		7		3,590
AZEK Co., Inc. - Class A(1)		9		464
Boeing Co.(1)		1,239		211,270
Booz Allen Hamilton Holding Corp. - Class A		12		1,238
Broadridge Financial Solutions, Inc.		10		2,440
Builders FirstSource, Inc.(1)		1		121
BWX Technologies, Inc.		2		171
Canadian Pacific Kansas City Ltd.		2,950		207,153
Carlisle Companies, Inc.		1		320
Caterpillar, Inc.		6		2,089
Cintas Corp.		31		6,347
Comfort Systems USA, Inc.		3		1,066
Copart, Inc.(1)		75		4,257
Core & Main, Inc. - Class A(1)		12		573
Dayforce, Inc.(1)		2		88
Deere & Co.		64		30,153
EMCOR Group, Inc.		2		639
Equifax, Inc.		474		115,376
Expeditors International of Washington, Inc.		2		254
Fastenal Co.		45		3,523
Ferguson Enterprises, Inc.		2		320
Generac Holdings, Inc.(1)		3		338
General Electric Co.		278		55,723
HEICO Corp.		255		68,241
HEICO Corp. - Class A		8		1,613
Honeywell International, Inc.		10		2,015
Howmet Aerospace, Inc.		447		58,042
Illinois Tool Works, Inc.		10		2,594
Ingersoll Rand, Inc.		517		41,346
Jacobs Solutions, Inc.		686		82,899
KBR, Inc.		1		60

	$		$
Lennox International, Inc.		3		1,693
Lincoln Electric Holdings, Inc.		1		274
Loar Holdings, Inc.(1)		3		182
Lockheed Martin Corp.		6		2,896
Lyft, Inc. - Class A(1)		24		286
Nordson Corp.		317		63,910
Old Dominion Freight Line, Inc.		401		66,275
Paychex, Inc.		11		1,661
Paycom Software, Inc.		3		659
Paylocity Holding Corp.(1)		4		773
Quanta Services, Inc.		4		1,064
Rockwell Automation, Inc.		179		46,294
Rollins, Inc.		26		1,408
Saia, Inc.(1)		1		502
Simpson Manufacturing Co., Inc.(2)		0		57
SiteOne Landscape Supply, Inc.(1)		2		188
Tetra Tech, Inc.		9		252
Trane Technologies Plc		147		49,690
TransDigm Group, Inc.		1		1,423
TransUnion		1		86
Trex Co., Inc.(1)		9		508
Uber Technologies, Inc.(1)		1,083		78,910
U-Haul Holding Co. - Class B		4		242
Union Pacific Corp.		28		6,498
United Rentals, Inc.		1		934
Veralto Corp.		10		1,017
Verisk Analytics, Inc. - Class A		13		3,946
Vertiv Holdings Co. - Class A		208		15,012
Waste Management, Inc.		1,764		408,430
WillScot Holdings Corp. - Class A		5		138
WW Grainger, Inc.		4		3,515
XPO, Inc.(1)		11		1,159

Total Industrials				1,738,581

Information Technology – 35.89%
Accenture Plc - Class A		242		75,664
Adobe, Inc.(1)		149		57,130
Advanced Micro Devices, Inc.(1)		398		40,842
Amphenol Corp. - Class A		3,007		197,247
Analog Devices, Inc.		463		93,293
Appfolio, Inc. - Class A(1)		2		461
Apple, Inc.		8,062		1,790,788
Applied Materials, Inc.		593		86,121
AppLovin Corp. - Class A(1)		229		60,807
Arista Networks, Inc.(1)		97		7,513
ASML Holding NV - Class REG		39		25,777
Astera Labs, Inc.(1)(2)		0		6
Atlassian Corp. - Class A(1)		15		3,226
Aurora Innovation, Inc. - Class A(1)		1,622		10,905
Autodesk, Inc.(1)		476		124,719
Bentley Systems, Inc. - Class B		13		510
BILL Holdings, Inc.(1)		1		40
Broadcom, Inc.		3,016		505,017
Cadence Design Systems, Inc.(1)		409		104,037
CDW Corp.		6		1,020
Cloudflare, Inc. - Class A(1)		29		3,228
Cognex Corp.		4		111

	$		$
Confluent, Inc. - Class A(1)		23		547
Crowdstrike Holdings, Inc. - Class A(1)		317		111,602
Datadog, Inc. - Class A(1)		263		26,105
Dell Technologies, Inc. - Class C		4		369
Docusign, Inc. - Class A(1)		19		1,557
DoubleVerify Holdings, Inc. - Class Rights(1)		8		112
Dropbox, Inc. - Class A(1)		7		182
Dynatrace, Inc.(1)		424		20,008
Elastic NV(1)		8		682
Enphase Energy, Inc.(1)		13		779
Entegris, Inc.		574		50,183
EPAM Systems, Inc.(1)(2)		0		55
Fair Isaac Corp.(1)		23		42,786
Five9, Inc.(1)		7		189
Fortinet, Inc.(1)		48		4,665
Gartner, Inc.(1)		420		176,480
Gitlab, Inc. - Class A(1)		12		558
Globant SA(1)		4		443
GoDaddy, Inc. - Class A(1)		13		2,398
Guidewire Software, Inc.(1)		4		657
HP, Inc.		22		617
HubSpot, Inc.(1)		83		47,216
Intuit, Inc.		695		426,810
Jabil, Inc.		1		116
KLA Corp.		13		8,506
Lam Research Corp.		121		8,796
Lattice Semiconductor Corp.(1)		11		582
Manhattan Associates, Inc.(1)		6		998
Marvell Technology, Inc.		1,240		76,337
Microsoft Corp.		5,554		2,084,863
MicroStrategy, Inc. - Class A(1)		1		395
MKS Instruments, Inc.(2)		0		29
MongoDB, Inc. - Class A(1)		6		1,126
Monolithic Power Systems, Inc.		4		2,565
Motorola Solutions, Inc.		7		3,234
nCino, Inc.(1)		5		133
NetApp, Inc.		9		763
Nutanix, Inc. - Class A(1)		8		545
NVIDIA Corp.		12,767		1,383,732
Okta, Inc. - Class A(1)		7		708
Onto Innovation, Inc.(1)		1		144
Oracle Corp.		150		21,035
Palantir Technologies, Inc. - Class A(1)		194		16,354
Palo Alto Networks, Inc.(1)		61		10,391
Pegasystems, Inc.		5		378
Procore Technologies, Inc.(1)		10		666
PTC, Inc.(1)		7		1,048
Pure Storage, Inc. - Class A(1)		25		1,116
QUALCOMM, Inc.		500		76,743
RingCentral, Inc. - Class A(1)		8		191
Salesforce, Inc.		736		197,417
SentinelOne, Inc. - Class A(1)		4		78
ServiceNow, Inc.(1)		422		335,740
Shopify, Inc. - Class A(1)		499		47,581
Snowflake, Inc. - Class A(1)		275		40,200
Super Micro Computer, Inc.(1)		46		1,576

	$		$
Synopsys, Inc.(1)		453		194,173
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		381		63,200
Teradata Corp.(1)		9		196
Teradyne, Inc.		13		1,106
Texas Instruments, Inc.		10		1,877
Twilio, Inc. - Class A(1)		3		312
Tyler Technologies, Inc.(1)		3		1,973
UiPath, Inc. - Class A(1)		36		370
Unity Software, Inc.(1)		12		244
Universal Display Corp.		2		309
VeriSign, Inc.(1)		1		128
Workday, Inc. - Class A(1)		614		143,405
Zebra Technologies Corp. - Class A(1)		1		291
Zscaler, Inc.(1)		9		1,710

Total Information Technology				8,836,842

Materials – 0.76%
Avery Dennison Corp.		357		63,458
Celanese Corp. - Class A		2		103
Cleveland-Cliffs, Inc.(1)		15		122
Eagle Materials, Inc.		2		526
Ecolab, Inc.		450		114,147
Louisiana-Pacific Corp.		4		378
Martin Marietta Materials, Inc.		1		259
RPM International, Inc.		2		281
Sealed Air Corp.		1		22
Sherwin-Williams Co.		20		7,022
Southern Copper Corp.		8		772
Vulcan Materials Co.		3		743

Total Materials				187,833

Real Estate – 0.69%
American Tower Corp.		44		9,561
CBRE Group, Inc. - Class A(1)		565		73,948
Equinix, Inc.		1		475
Iron Mountain, Inc.		16		1,361
Jones Lang LaSalle, Inc.(1)		1		342
Lamar Advertising Co. - Class A		2		235
Prologis, Inc.		729		81,510
Public Storage		2		671
Simon Property Group, Inc.		8		1,294

Total Real Estate				169,397

Utilities – 0.14%
Constellation Energy Corp.		151		30,482
NRG Energy, Inc.		8		736
Vistra Corp.		32		3,749

Total Utilities				34,967

Total Common Stocks (Cost: $15,900,721)				24,084,405

SHORT-TERM INVESTMENTS – 1.66%
Money Market Funds – 1.65%
Goldman Sachs Financial Square Government Fund - Class I, 4.25%(3)		405,661		405,661

Total Money Market Funds (Cost: $405,661)				405,661

	$		$
	Principal Amount (000s)		Value (000s)
Time Deposits – 0.01%
Citibank, London, 1.60% due 04/01/2025(2)	EUR	0		0
Citibank, New York, 3.83% due 04/01/2025		$750		750
JP Morgan, New York, 3.83% due 04/01/2025		656		656
Sumitomo Trust Bank, London, 3.83% due 04/01/2025		865		865

Total Time Deposits (Cost: $2,271)				2,271

Total Short-Term Investments (Cost: $407,932)				407,932

TOTAL INVESTMENTS IN SECURITIES – 99.48% (Cost: $16,308,653)				24,492,337

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.52%				128,704

TOTAL NET ASSETS – 100.00%				$24,621,041

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt

EUR	Euro

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
63	E-mini Russell 1000 Future	Jun. 2025	$11,843	$11,555	$(288)

					$(288)

Bridge Builder Large Cap Value Fund

Schedule of Investments

March 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	$		$
	Shares (000s)		Value (000s)
COMMON STOCKS – 97.35%
Communication Services – 5.38%
Alphabet, Inc. - Class A		763		$118,046
Alphabet, Inc. - Class C		1,322		206,480
AT&T, Inc.		2,255		63,785
Charter Communications, Inc. - Class A(1)		26		9,605
Comcast Corp. - Class A		6,863		253,239
Electronic Arts, Inc.		640		92,441
ESC GCI Liberty, Inc.(1)(2)(5)		4		—
Fox Corp. - Class A		470		26,593
Fox Corp. - Class B		6		329
Frontier Communications Parent, Inc.(1)		11		394
IAC, Inc.(1)		3		155
Interpublic Group of Companies, Inc.		17		458
Iridium Communications, Inc.		5		133
Liberty Broadband Corp. - Class A(1)		1		48
Liberty Broadband Corp. - Class C(1)		4		317
Liberty Global Ltd. - Class A(1)		7		85
Liberty Global Ltd. - Class C(1)		8		92
Liberty Media Corp.-Liberty Formula One - Class A(1)		1		55
Liberty Media Corp.-Liberty Formula One - Class C(1)		6		539
Liberty Media Corp.-Liberty Live - Class A(1)		1		91
Liberty Media Corp.-Liberty Live - Class C(1)		2		170
Madison Square Garden Sports Corp. - Class A(1)		1		149
Match Group, Inc.		12		370
Meta Platforms, Inc. - Class A		173		99,519
New York Times Co. - Class A		7		357
News Corp. - Class A		1,930		52,545
News Corp. - Class B		6		171
Nexstar Media Group, Inc. - Class A		55		9,771
Omnicom Group, Inc.		9		719
Paramount Global - Class A		1		21
Paramount Global - Class B		27		325
Playtika Holding Corp.		499		2,578
Roku, Inc. - Class A(1)		5		365
Shutterstock, Inc.		79		1,476
Sirius XM Holdings, Inc.		334		7,525
Take-Two Interactive Software, Inc.(1)		8		1,630
TEGNA, Inc.		350		6,379
TKO Group Holdings, Inc. - Class A		3		466
T-Mobile U.S., Inc.		22		5,752
TripAdvisor, Inc.(1)		5		65
Trump Media & Technology Group Corp.(1)		1		19
Verizon Communications, Inc.		1,048		47,536
Walt Disney Co.		1,372		135,459
Warner Bros Discovery, Inc.(1)		110		1,183
Warner Music Group Corp. - Class A		2,764		86,656
ZoomInfo Technologies, Inc. - Class A(1)		14		140

Total Communication Services				1,234,231

Consumer Discretionary – 6.23%
Academy Sports & Outdoors, Inc.		152		6,942
ADT, Inc.		1,472		11,981
Adtalem Global Education, Inc.(1)		80		8,071
Advance Auto Parts, Inc.		3		108
Amer Sports, Inc.(1)		3		71
Aptiv Plc(1)		961		57,150
Aramark		12		405
Autoliv, Inc.		102		9,013
AutoNation, Inc.(1)		50		8,153
AutoZone, Inc.(1)(2)		0		255
Bath & Body Works, Inc.		10		306
Best Buy Co., Inc.		80		5,909
Birkenstock Holding Plc(1)		2		82
Bloomin’ Brands, Inc.		260		1,862
Booking Holdings, Inc.		23		105,696
BorgWarner, Inc.		372		10,643
Boyd Gaming Corp.		3		202
Bright Horizons Family Solutions, Inc.(1)		2		302
Brunswick Corp.		3		166
Caesars Entertainment, Inc.(1)		10		241
Capri Holdings Ltd.(1)		6		112
CarMax, Inc.(1)		7		510
Carnival Corp.(1)		5,137		100,329
Carter’s, Inc.		93		3,811

	$		$
Carvana Co. - Class A(1)		3		666
Choice Hotels International, Inc.(2)		0		26
Columbia Sportswear Co.		2		130
Compass Group Plc		1,358		44,920
Crocs, Inc.(1)		42		4,459
Darden Restaurants, Inc.		3		523
Dick’s Sporting Goods, Inc.		39		7,864
Dillard’s, Inc. - Class A(2)		0		49
Domino’s Pizza, Inc.		1		466
DoorDash, Inc. - Class A(1)		2		385
DR Horton, Inc.		13		1,704
Dutch Bros, Inc. - Class A(1)		3		193
eBay, Inc.		406		27,498
Etsy, Inc.(1)		2		86
Five Below, Inc.(1)(2)		0		37
Floor & Decor Holdings, Inc. - Class A(1)		3		240
Ford Motor Co.		1,050		10,531
GameStop Corp. - Class A(1)		18		399
Gap, Inc.		10		198
Garmin Ltd.		7		1,534
General Motors Co.		540		25,396
Gentex Corp.		10		241
Genuine Parts Co.		6		764
Grand Canyon Education, Inc.(1)		1		153
H&R Block, Inc.		5		275
Harley-Davidson, Inc.		233		5,889
Hasbro, Inc.		1		48
Hilton Worldwide Holdings, Inc.		5		1,242
Home Depot, Inc.		291		106,532
Hyatt Hotels Corp. - Class A		2		205
Kohl’s Corp.		519		4,242
Las Vegas Sands Corp.		976		37,719
La-Z-Boy, Inc.		211		8,236
Lear Corp.		3		223
Leggett & Platt, Inc.		7		52
Lennar Corp. - Class A		503		57,712
Lennar Corp. - Class B		1		55
Lithia Motors, Inc. - Class A		1		372
LKQ Corp.		12		507
Lowe’s Companies, Inc.		26		6,034
Lucid Group, Inc. - Class A(1)		43		103
Macy’s, Inc.		195		2,450
Marriott International, Inc. - Class A		10		2,489
Marriott Vacations Worldwide Corp.		36		2,323
Mattel, Inc.(1)		1,335		25,942
McDonald’s Corp.		609		190,092
MGM Resorts International(1)		162		4,796
Mohawk Industries, Inc.(1)		3		287
Newell Brands, Inc.		18		114
NIKE, Inc. - Class B		2,253		143,019
Nordstrom, Inc.		4		110
NVR, Inc.(1)(2)		0		971
Ollie’s Bargain Outlet Holdings, Inc.(1)		3		318
O’Reilly Automotive, Inc.(1)(2)		0		294
Penn Entertainment, Inc.(1)		7		114
Penske Automotive Group, Inc.		73		10,572
Phinia, Inc.		30		1,270
Planet Fitness, Inc. - Class A(1)		2		172
Polaris, Inc.		2		94
PulteGroup, Inc.		167		17,203
PVH Corp.		85		5,466
QuantumScape Corp. - Class A(1)		15		61
Ralph Lauren Corp. - Class A		2		405
RH(1)		1		126
Rivian Automotive, Inc. - Class A(1)		39		480
Ross Stores, Inc.		11		1,467
Royal Caribbean Cruises Ltd.		7		1,452
Service Corp. International		6		512
SharkNinja, Inc.(1)		2		198
Skechers USA, Inc. - Class A(1)		6		314
Starbucks Corp.		12		1,139
Tapestry, Inc.		11		750
Thor Industries, Inc.		2		173
TJX Companies, Inc.		1,363		165,968
Toll Brothers, Inc.		5		490
TopBuild Corp.(1)		1		399
Travel + Leisure Co.		3		142
Ulta Beauty, Inc.(1)(2)		0		105
Under Armour, Inc. - Class A(1)		8		52
Under Armour, Inc. - Class C(1)		9		51
United Parks & Resorts, Inc.(1)		1,510		68,628

	$		$
Vail Resorts, Inc.(2)		0		44
VF Corp.		16		243
Wayfair, Inc. - Class A(1)		4		132
Wendy’s Co.		4		57
Whirlpool Corp.		70		6,306
Williams-Sonoma, Inc.		2		368
Wyndham Hotels & Resorts, Inc.		3		290
Wynn Resorts Ltd.		955		79,755
YETI Holdings, Inc.(1)		3		89
Yum! Brands, Inc.		8		1,248

Total Consumer Discretionary				1,429,768

Consumer Staples – 9.95%
Albertsons Companies, Inc. - Class A		434		9,548
Altria Group, Inc.		1,440		86,412
Archer-Daniels-Midland Co.		176		8,464
BellRing Brands, Inc.(1)		6		435
BJ’s Wholesale Club Holdings, Inc.(1)		6		674
Boston Beer Co., Inc. - Class A(1)(2)		0		78
Brown-Forman Corp. - Class A		2		73
Brown-Forman Corp. - Class B		8		262
Bunge Global SA		95		7,276
Casey’s General Stores, Inc.		1		595
Church & Dwight Co., Inc.		11		1,227
Coca-Cola Co.		1,743		124,839
Coca-Cola Consolidated, Inc.(2)		0		382
Colgate-Palmolive Co.		1,428		133,781
Conagra Brands, Inc.		1,204		32,112
Constellation Brands, Inc. - Class A		7		1,333
Coty, Inc. - Class A(1)		18		97
Darling Ingredients, Inc.(1)		8		238
Diageo Plc		4,373		114,271
Diageo Plc - ADR		1,105		115,784
Dollar General Corp.		1,058		93,024
Dollar Tree, Inc.(1)		9		707
Edgewell Personal Care Co.		115		3,599
Estee Lauder Companies, Inc. - Class A		7		436
Flowers Foods, Inc.		9		176
Freshpet, Inc.(1)		1		118
General Mills, Inc.		248		14,840
Grocery Outlet Holding Corp.(1)		4		61
Heineken Holding NV		2,315		167,519
Herbalife Ltd.(1)		208		1,792
Hershey Co.		6		973
Hormel Foods Corp.		13		402
Ingredion, Inc.		91		12,359
J.M. Smucker Co.		106		12,554
Kellanova		12		991
Kenvue, Inc.		3,175		76,125
Kerry Group Plc - Class A		1,432		149,966
Keurig Dr Pepper, Inc.		3,245		111,035
Kimberly-Clark Corp.		537		76,438
Kraft Heinz Co.		536		16,311
Kroger Co.		476		32,243
Lamb Weston Holdings, Inc.		4		233
Maplebear, Inc.(1)		8		307
McCormick & Co., Inc.		12		951
Molson Coors Beverage Co. - Class B		400		24,369
Mondelez International, Inc. - Class A		61		4,163
Monster Beverage Corp.(1)		7		397
Nestle SA		1,130		114,208
PepsiCo, Inc.		750		112,427
Performance Food Group Co.(1)		6		484
Philip Morris International, Inc.		2,299		364,852
Pilgrim’s Pride Corp.(1)		2		96
Post Holdings, Inc.(1)		2		257
Procter & Gamble Co.		797		135,869
Reynolds Consumer Products, Inc.		2		56
Seaboard Corp.(2)		0		38
Spectrum Brands Holdings, Inc.		70		4,988
Sysco Corp.		8		635
Target Corp.		21		2,211
The Campbell’s Co.		199		7,940
Tyson Foods, Inc. - Class A		542		34,595
US Foods Holding Corp.(1)		10		672
Walgreens Boots Alliance, Inc.		239		2,674
Walmart, Inc.		682		59,905

Total Consumer Staples				2,281,877

Energy – 6.76%
Antero Midstream Corp.		9		169
Antero Resources Corp.(1)		13		525
APA Corp.		223		4,677

	$		$
Baker Hughes Co. - Class A		139		6,096
California Resources Corp.		21		919
Cheniere Energy, Inc.		5		1,193
Chevron Corp.		88		14,645
Chord Energy Corp.		3		312
Civitas Resources, Inc.		3		113
ConocoPhillips		705		74,017
Coterra Energy, Inc.		33		960
Devon Energy Corp.		29		1,079
Diamondback Energy, Inc.		682		109,040
DT Midstream, Inc.		5		443
Enbridge, Inc.		1,528		67,707
EOG Resources, Inc.		1,390		178,283
EQT Corp.		606		32,377
Expand Energy Corp.		157		17,514
Exxon Mobil Corp.		2,120		252,085
Halliburton Co.		2,784		70,639
Hess Corp.		481		76,893
HF Sinclair Corp.		191		6,275
Kinder Morgan, Inc.		89		2,532
Marathon Petroleum Corp.		112		16,362
Matador Resources Co.		144		7,370
Murphy Oil Corp.		210		5,955
New Fortress Energy, Inc. - Class A		1		11
NOV, Inc.		19		285
Occidental Petroleum Corp.		31		1,530
ONEOK, Inc.		28		2,816
Ovintiv, Inc.		12		514
Permian Resources Corp. - Class A		5,980		82,829
Phillips 66		899		111,070
Plains GP Holdings LP - Class A(1)		3,053		65,202
Range Resources Corp.		11		424
Schlumberger NV		3,803		158,978
Scorpio Tankers, Inc.		95		3,555
South Bow Corp.		729		18,608
Suncor Energy, Inc.		465		18,024
TC Energy Corp.		409		19,295
TechnipFMC Plc		19		609
TotalEnergies SE - ADR		162		10,453
TotalEnergies SE		1,006		64,816
Valero Energy Corp.		93		12,316
Viper Energy, Inc. - Class A		4		186
Williams Companies, Inc.		518		30,970

Total Energy				1,550,671

Financials – 22.27%
Affiliated Managers Group, Inc.		51		8,491
Affirm Holdings, Inc. - Class A(1)		12		554
Aflac, Inc.		132		14,706
AGNC Investment Corp.		37		355
Allstate Corp.		452		93,621
Ally Financial, Inc.		11		387
American Express Co.		839		225,865
American Financial Group, Inc.		67		8,788
American International Group, Inc.		2,087		181,449
Ameriprise Financial, Inc.		25		12,052
Annaly Capital Management, Inc.		153		3,107
Aon Plc - Class A		9		3,587
Apollo Global Management, Inc.		91		12,394
Arch Capital Group Ltd.		1,076		103,526
Ares Capital Corp.		394		8,729
Arthur J. Gallagher & Co.		10		3,600
Associated Banc-Corp.		243		5,464
Assurant, Inc.		2		489
Assured Guaranty Ltd.		2		209
Axis Capital Holdings Ltd.		4		378
Bank of America Corp.		6,344		264,730
Bank of New York Mellon Corp.		453		37,951
Bank OZK		173		7,505
Berkshire Hathaway, Inc. - Class B(1)		240		127,677
Blackrock, Inc.		7		6,389
Block, Inc. - Class A(1)		15		799
Blue Owl Capital Corp.		276		4,043
BOK Financial Corp.		1		106
Brighthouse Financial, Inc.(1)		3		169
Brown & Brown, Inc.		6		745
Capital One Financial Corp.		17		3,093
Carlyle Group, Inc.		10		427
CBOE Global Markets, Inc.		5		1,069
Charles Schwab Corp.		1,019		79,789
Chubb Ltd.		952		287,441
Cincinnati Financial Corp.		7		1,037

	$		$
Citigroup, Inc.		1,376		97,699
Citizens Financial Group, Inc.		395		16,175
CME Group, Inc. - Class A		478		126,698
CNA Financial Corp.		140		7,097
Coinbase Global, Inc. - Class A(1)		1		256
Columbia Banking System, Inc.		9		228
Comerica, Inc.		1,325		78,231
Commerce Bancshares, Inc.		6		349
Corebridge Financial, Inc.		418		13,199
Credit Acceptance Corp.(1)(2)		0		30
Cullen/Frost Bankers, Inc.		3		330
Discover Financial Services		337		57,515
East West Bancorp, Inc.		6		555
Equitable Holdings, Inc.		1,263		65,805
Essent Group Ltd.		99		5,731
Euronet Worldwide, Inc.(1)		2		207
Evercore, Inc. - Class A		2		329
Everest Group Ltd.		20		7,271
FactSet Research Systems, Inc.		1		524
Fidelity National Financial, Inc.		12		772
Fidelity National Information Services, Inc.		1,307		97,590
Fifth Third Bancorp		1,138		44,628
First American Financial Corp.		5		315
First Citizens BancShares, Inc. - Class A		1		1,016
First Hawaiian, Inc.		6		144
First Horizon Corp.		875		16,999
Fiserv, Inc.(1)		830		183,276
FNB Corp.		403		5,415
Franklin Resources, Inc.		13		246
Global Payments, Inc.		53		5,142
Globe Life, Inc.		4		554
Goldman Sachs Group, Inc.		265		144,658
Hanover Insurance Group, Inc.		2		309
Hartford Financial Services Group, Inc.		727		89,992
Houlihan Lokey, Inc. - Class A		2		358
Huntington Bancshares, Inc.		3,247		48,740
Interactive Brokers Group, Inc. - Class A		5		795
Intercontinental Exchange, Inc.		26		4,474
Invesco Ltd.		17		260
Jack Henry & Associates, Inc.		3		616
Janus Henderson Group Plc		6		209
Jefferies Financial Group, Inc.		1,239		66,398
JP Morgan Chase & Co.		554		135,816
Kemper Corp.		3		186
KeyCorp		41		663
KKR & Co., Inc. - Class Miscella		22		2,523
Lazard, Inc. - Class A(2)		0		14
Lincoln National Corp.		132		4,739
Loews Corp.		507		46,565
M&T Bank Corp.		488		87,294
Markel Group, Inc.(1)(2)		0		821
MarketAxess Holdings, Inc.		2		358
Marsh & McLennan Companies, Inc.		587		143,237
Mastercard, Inc. - Class A		309		169,353
MetLife, Inc.		1,302		104,553
MGIC Investment Corp.		478		11,848
Morgan Stanley		811		94,580
Mr Cooper Group, Inc.(1)		72		8,623
MSCI, Inc. - Class A		1		842
Nasdaq, Inc.		19		1,424
Navient Corp.		415		5,241
Northern Trust Corp.		9		894
Old Republic International Corp.		11		442
OneMain Holdings, Inc. - Class A		5		247
PayPal Holdings, Inc.(1)		2,530		165,058
Pinnacle Financial Partners, Inc.		4		378
PNC Financial Services Group, Inc.		577		101,419
Popular, Inc.		3		265
Primerica, Inc.		2		440
Principal Financial Group, Inc.		10		882
Progressive Corp.		4		1,190
Prosperity Bancshares, Inc.		4		292
Prudential Financial, Inc.		16		1,818
Radian Group, Inc.		311		10,275
Raymond James Financial, Inc.		9		1,289
Regions Financial Corp.		678		14,730
Reinsurance Group of America, Inc. - Class A		44		8,711
RenaissanceRe Holdings Ltd.		2		557
Rithm Capital Corp.		558		6,386
RLI Corp.		4		281
Robinhood Markets, Inc. - Class A(1)		30		1,262

	$		$
Rocket Companies, Inc. - Class A		6		75
S&P Global, Inc.		151		76,713
SEI Investments Co.		5		351
SLM Corp.		3,168		93,058
SoFi Technologies, Inc.(1)		41		471
Starwood Property Trust, Inc.		15		295
State Street Corp.		402		35,956
Stifel Financial Corp.		69		6,478
Synchrony Financial		234		12,407
Synovus Financial Corp.		7		305
T Rowe Price Group, Inc.		10		903
TFS Financial Corp.		4		44
TPG, Inc. - Class A		3		141
Tradeweb Markets, Inc. - Class A		3		467
Travelers Companies, Inc.		10		2,760
Truist Financial Corp.		200		8,210
Unum Group		132		10,765
US Bancorp		3,357		141,714
UWM Holdings Corp.		3		15
Virtu Financial, Inc. - Class A		4		153
Visa, Inc. - Class A		787		275,982
Voya Financial, Inc.		78		5,254
Webster Financial Corp.		8		394
Wells Fargo & Co.		5,573		400,061
Western Alliance Bancorp		1,040		79,898
Western Union Co.		398		4,208
WEX, Inc.(1)		2		266
White Mountains Insurance Group Ltd.(2)		0		237
Willis Towers Watson Plc		292		98,785
Wintrust Financial Corp.		3		328
WR Berkley Corp.		14		990
XP, Inc. - Class A		17		228
Zions Bancorp N.A.		208		10,350

Total Financials				5,105,614

Healthcare – 14.33%
10X Genomics, Inc. - Class A(1)		2		13
Abbott Laboratories		841		111,515
AbbVie, Inc.		94		19,629
Acadia Healthcare Co., Inc.(1)		4		132
Agilent Technologies, Inc.		13		1,554
Align Technology, Inc.(1)		1		221
Alnylam Pharmaceuticals, Inc.(1)		1		171
Amedisys, Inc.(1)		2		140
Amgen, Inc.		5		1,676
AstraZeneca Plc - ADR		329		24,151
Avantor, Inc.(1)		5,096		82,604
Azenta, Inc.(1)		2		85
Baxter International, Inc.		3,428		117,333
Becton Dickinson & Co.		318		72,739
Biogen, Inc.(1)		163		22,263
BioMarin Pharmaceutical, Inc.(1)		8		600
Bio-Rad Laboratories, Inc. - Class A(1)		1		211
Bio-Techne Corp.		7		408
Boston Scientific Corp.(1)		67		6,775
Bristol Myers Squibb Co.		815		49,705
Bruker Corp.		2		72
Cardinal Health, Inc.		164		22,621
Centene Corp.(1)		424		25,759
Certara, Inc.(1)		5		54
Charles River Laboratories International, Inc.(1)		2		344
Chemed Corp.		1		367
Cigna Group		530		174,442
Cooper Companies, Inc.(1)		9		754
CVS Health Corp.		1,144		77,472
Danaher Corp.		757		155,220
DaVita, Inc.(1)		63		9,652
Dentsply Sirona, Inc.		10		149
Doximity, Inc. - Class A(1)		5		315
Edwards Lifesciences Corp.(1)		22		1,594
Elanco Animal Health, Inc.(1)		5,134		53,905
Elevance Health, Inc.		423		184,090
Encompass Health Corp.		5		466
Enovis Corp.(1)		2		93
Envista Holdings Corp.(1)		8		135
Exact Sciences Corp.(1)		5		214
Exelixis, Inc.(1)		319		11,760
Fortrea Holdings, Inc.(1)		4		33
GE HealthCare Technologies, Inc.		95		7,632
Gilead Sciences, Inc.		361		40,402
Globus Medical, Inc. - Class A(1)		5		367
GRAIL, Inc.(1)		2		41

	$		$
HCA Healthcare, Inc.		62		21,402
Henry Schein, Inc.(1)		6		392
Hologic, Inc.(1)		10		639
Humana, Inc.		472		124,821
Illumina, Inc.(1)		7		580
Incyte Corp.(1)		202		12,241
Inmode Ltd.(1)		116		2,065
Ionis Pharmaceuticals, Inc.(1)		1		27
IQVIA Holdings, Inc.(1)		7		1,280
Jazz Pharmaceuticals Plc(1)		121		15,000
Johnson & Johnson		958		158,935
Koninklijke Philips NV		3,837		97,679
Labcorp Holdings, Inc.		4		898
Lantheus Holdings, Inc.(1)		53		5,163
Masimo Corp.(1)		1		153
McKesson Corp.		19		12,590
Medtronic Plc		2,897		260,359
Merck & Co., Inc.		3,294		295,650
Mettler-Toledo International, Inc.(1)		1		1,135
Moderna, Inc.(1)		15		429
Molina Healthcare, Inc.(1)		1		316
Organon & Co.		235		3,504
Perrigo Co. Plc		6		170
Pfizer, Inc.		2,309		58,519
Premier, Inc. - Class A		5		102
QIAGEN NV(1)		10		406
Quest Diagnostics, Inc.		5		864
QuidelOrtho Corp.(1)		3		94
Regeneron Pharmaceuticals, Inc.		4		2,787
Repligen Corp.(1)		2		272
ResMed, Inc.		5		1,082
Revvity, Inc.		6		583
Roivant Sciences Ltd.(1)		19		194
Royalty Pharma Plc - Class A		18		559
Sanofi SA		231		25,631
Sanofi SA - ADR		1,933		107,227
Solventum Corp.(1)		6		472
Sotera Health Co.(1)		7		81
STERIS Plc		5		1,025
Stryker Corp.		416		154,696
Teleflex, Inc.		2		291
Tenet Healthcare Corp.(1)		4		584
Thermo Fisher Scientific, Inc.		59		29,215
United Therapeutics Corp.(1)		32		9,728
UnitedHealth Group, Inc.		751		393,560
Universal Health Services, Inc. - Class B		55		10,311
Vertex Pharmaceuticals, Inc.(1)		6		2,856
Viatris, Inc.		3,797		33,074
Waters Corp.(1)		1		379
West Pharmaceutical Services, Inc.		1		286
Zimmer Biomet Holdings, Inc.		598		67,712
Zoetis, Inc. - Class A		525		86,499

Total Healthcare				3,284,395

Industrials – 12.14%
3M Co.		116		16,993
Acuity, Inc.		1		363
Advanced Drainage Systems, Inc.		2		217
AECOM		762		70,655
AGCO Corp.		277		25,622
Air Lease Corp. - Class A		5		238
Airbus SE		680		119,806
Alaska Air Group, Inc.(1)		6		277
Allegion Plc		4		511
Allison Transmission Holdings, Inc.		133		12,766
Amentum Holdings, Inc.(1)		6		102
American Airlines Group, Inc.(1)		243		2,561
AMETEK, Inc.		10		1,803
AO Smith Corp.		5		353
API Group Corp.(1)		10		364
Armstrong World Industries, Inc.		1		182
Atkore, Inc.		68		4,097
Automatic Data Processing, Inc.		358		109,237
Avis Budget Group, Inc.(1)(2)		0		35
AZEK Co., Inc. - Class A(1)		2		94
Boeing Co.(1)		296		50,467
Boise Cascade Co.		47		4,649
Brink’s Co.		72		6,160
Broadridge Financial Solutions, Inc.(2)		0		111
Builders FirstSource, Inc.(1)		5		626
BWX Technologies, Inc.		713		70,379
CACI International, Inc. - Class A(1)		244		89,459

	$		$
Canadian National Railway Co.		1,017		99,082
Carlisle Companies, Inc.		2		628
Carrier Global Corp.		38		2,427
Caterpillar, Inc.		55		17,996
CH Robinson Worldwide, Inc.		5		548
Cintas Corp.		1		163
Clarivate Plc(1)		18		72
Clean Harbors, Inc.(1)		2		455
CNH Industrial NV		1,241		15,241
Concentrix Corp.		2		119
Copart, Inc.(1)		3		150
Core & Main, Inc. - Class A(1)		3		148
Crane Co.		2		335
CSX Corp.		1,098		32,301
Cummins, Inc.		114		35,613
Curtiss-Wright Corp.		2		542
Dayforce, Inc.(1)		6		364
Deere & Co.		212		99,677
Delta Air Lines, Inc.		218		9,489
Donaldson Co., Inc.		5		361
Dover Corp.		6		1,100
Dun & Bradstreet Holdings, Inc.		14		127
Eaton Corp. Plc		18		4,920
EMCOR Group, Inc.		1		466
Emerson Electric Co.		26		2,870
Equifax, Inc.		4		1,088
Esab Corp.		3		295
Everus Construction Group, Inc.(1)		1,726		64,014
Expeditors International of Washington, Inc.		5		636
Fastenal Co.		4		312
FedEx Corp.		88		21,574
Ferguson Enterprises, Inc.		96		15,378
Flowserve Corp.		6		286
Fortive Corp.		993		72,632
Fortune Brands Innovations, Inc.		6		340
FTI Consulting, Inc.(1)		2		258
Gates Industrial Corp. Plc(1)		477		8,787
GE Vernova, Inc.		61		18,575
Generac Holdings, Inc.(1)		1		170
General Dynamics Corp.		125		33,947
General Electric Co.		393		78,703
Genpact Ltd.		8		396
GMS, Inc.(1)		46		3,359
Graco, Inc.		7		626
Griffon Corp.		111		7,937
GXO Logistics, Inc.(1)		6		221
Hayward Holdings, Inc.(1)		6		84
Hexcel Corp.		4		218
Hillenbrand, Inc.		56		1,347
Honeywell International, Inc.		698		147,824
Howmet Aerospace, Inc.		17		2,241
Hubbell, Inc. - Class B		2		813
Huntington Ingalls Industries, Inc.		26		5,319
IDEX Corp.		3		615
Illinois Tool Works, Inc.		8		2,079
Ingersoll Rand, Inc.		18		1,466
ITT, Inc.		4		477
Jacobs Solutions, Inc.		285		34,443
JB Hunt Transport Services, Inc.		310		45,827
Johnson Controls International Plc		1,191		95,404
KBR, Inc.		5		271
Kirby Corp.(1)		3		262
Knight-Swift Transportation Holdings, Inc. - Class A		7		305
L3Harris Technologies, Inc.		334		69,962
Landstar System, Inc.		2		239
Leidos Holdings, Inc.		6		835
Lincoln Electric Holdings, Inc.		2		337
Lockheed Martin Corp.		149		66,457
Lyft, Inc. - Class A(1)		5		60
ManpowerGroup, Inc.		2		138
Masco Corp.		10		685
MasTec, Inc.(1)		3		327
Matson, Inc.		61		7,780
Middleby Corp.(1)		2		362
MSA Safety, Inc.		2		244
MSC Industrial Direct Co., Inc. - Class A		2		167
Mueller Industries, Inc.		110		8,398
Nordson Corp.		3		513
Norfolk Southern Corp.		110		26,067
Northrop Grumman Corp.		250		128,033
nVent Electric Plc		8		409

	$		$
Oshkosh Corp.		112		10,555
Otis Worldwide Corp.		18		1,892
Owens Corning		85		12,206
PACCAR, Inc.		23		2,286
Parker-Hannifin Corp.		6		3,552
Parsons Corp.(1)		2		121
Paychex, Inc.		9		1,449
Paycom Software, Inc.		1		184
Paycor HCM, Inc.(1)		4		89
Pentair Plc		7		647
Quanta Services, Inc.		5		1,166
RB Global, Inc.		8		847
RBC Bearings, Inc.(1)		1		431
Regal Rexnord Corp.		3		338
Republic Services, Inc. - Class A		9		2,276
Robert Half, Inc.		5		250
Rockwell Automation, Inc.		80		20,638
RTX Corp.		61		8,065
Ryder System, Inc.		101		14,587
Safran SA		522		137,306
Saia, Inc.(1)(2)		0		172
Schneider National, Inc. - Class B		3		60
Science Applications International Corp.		72		8,037
Sensata Technologies Holding Plc		7		172
Siemens AG		222		51,270
Simpson Manufacturing Co., Inc.		2		270
SiteOne Landscape Supply, Inc.(1)		1		171
Snap-on, Inc.		41		13,707
Southwest Airlines Co.		1,329		44,622
Spirit AeroSystems Holdings, Inc. - Class A(1)		5		164
SS&C Technologies Holdings, Inc.		10		804
Standardaero, Inc.(1)		2		57
Stanley Black & Decker, Inc.		673		51,764
Tetra Tech, Inc.		9		274
Textron, Inc.		249		18,013
Timken Co.		3		207
Toro Co.		5		340
Trane Technologies Plc		155		52,219
TransDigm Group, Inc.		2		2,742
TransUnion		8		680
U-Haul Holding Co.(1)(2)		0		26
U-Haul Holding Co. - Class B		3		151
Union Pacific Corp.		431		101,759
United Airlines Holdings, Inc.(1)		169		11,642
United Parcel Service, Inc. - Class B		2,171		238,738
United Rentals, Inc.		2		1,433
Upwork, Inc.(1)		210		2,739
Valmont Industries, Inc.		1		254
Veralto Corp.		6		593
Vertiv Holdings Co. - Class A		911		65,801
Vestis Corp.		6		61
Watsco, Inc.		2		810
WESCO International, Inc.		2		303
Westinghouse Air Brake Technologies Corp.		8		1,445
WillScot Holdings Corp. - Class A		6		162
Woodward, Inc.		3		510
WW Grainger, Inc.(2)		0		252
Xylem, Inc.		11		1,311

Total Industrials				2,785,483

Information Technology – 9.97%
Accenture Plc - Class A		588		183,552
Adobe, Inc.(1)		46		17,689
Advanced Micro Devices, Inc.(1)		139		14,234
Akamai Technologies, Inc.(1)		7		543
Allegro MicroSystems, Inc.(1)		6		140
Amdocs Ltd.		191		17,461
Amkor Technology, Inc.		223		4,032
Amphenol Corp. - Class A		22		1,471
Analog Devices, Inc.		23		4,561
ANSYS, Inc.(1)		4		1,259
Apple, Inc.		840		186,613
Applied Materials, Inc.		219		31,763
Arrow Electronics, Inc.(1)		93		9,637
Astera Labs, Inc.(1)		5		279
Avnet, Inc.		110		5,305
BILL Holdings, Inc.(1)		3		158
Broadcom, Inc.		764		127,940
CCC Intelligent Solutions Holdings, Inc.(1)		23		211
CDW Corp.		3		479
Ciena Corp.(1)		907		54,818
Cirrus Logic, Inc.(1)		72		7,216

	$		$
Cisco Systems, Inc.		751		46,369
Cognex Corp.		7		217
Cognizant Technology Solutions Corp. - Class A		969		74,103
Coherent Corp.(1)		6		384
Corning, Inc.		35		1,596
Crane NXT Co.		47		2,421
Dell Technologies, Inc. - Class C		202		18,371
Dolby Laboratories, Inc. - Class A		3		221
DoubleVerify Holdings, Inc. - Class Rights(1)		3		38
Dropbox, Inc. - Class A(1)		341		9,106
DXC Technology Co.(1)		175		2,983
Entegris, Inc.		421		36,806
EPAM Systems, Inc.(1)		2		394
F5, Inc.(1)		3		697
Fair Isaac Corp.(1)(2)		0		306
First Solar, Inc.(1)		5		618
Flex Ltd.(1)		337		11,161
Fortinet, Inc.(1)		5		501
Gen Digital, Inc.		237		6,295
GlobalFoundries, Inc.(1)		4		166
Globant SA(1)(2)		0		55
Guidewire Software, Inc.(1)		2		374
Hewlett Packard Enterprise Co.		531		8,195
HP, Inc.		609		16,876
Informatica, Inc. - Class A(1)		4		65
Ingram Micro Holding Corp.		1		20
Intel Corp.		999		22,687
International Business Machines Corp.		70		17,359
Intuit, Inc.		217		133,062
IPG Photonics Corp.(1)		1		92
Jabil, Inc.		110		14,958
Juniper Networks, Inc.		15		542
Keysight Technologies, Inc.(1)		8		1,190
Kyndryl Holdings, Inc.(1)		11		330
Lattice Semiconductor Corp.(1)		1		43
Littelfuse, Inc.		209		41,137
Lumentum Holdings, Inc.(1)		3		192
MACOM Technology Solutions Holdings, Inc.(1)		3		286
Marvell Technology, Inc.		36		2,220
Microchip Technology, Inc.		846		40,955
Micron Technology, Inc.		51		4,392
Microsoft Corp.		628		235,781
MicroStrategy, Inc. - Class A(1)		10		2,857
MKS Instruments, Inc.		3		226
Motorola Solutions, Inc.		4		1,718
nCino, Inc.(1)		1		39
NetApp, Inc.		5		469
Nice Ltd. - ADR(1)		590		91,004
Nutanix, Inc. - Class A(1)		8		571
NXP Semiconductors NV		483		91,719
Okta, Inc. - Class A(1)		4		432
ON Semiconductor Corp.(1)		20		794
Onto Innovation, Inc.(1)		2		198
Oracle Corp.		528		73,819
PTC, Inc.(1)		2		323
Pure Storage, Inc. - Class A(1)		2		74
Qorvo, Inc.(1)		4		312
QUALCOMM, Inc.		1,202		184,663
Roper Technologies, Inc.		5		2,870
Salesforce, Inc.		37		9,839
Samsung Electronics Co. Ltd.		726		28,794
Sandisk Corp./DE(1)		41		1,956
SentinelOne, Inc. - Class A(1)		11		191
Skyworks Solutions, Inc.		74		4,776
TD SYNNEX Corp.		90		9,373
TE Connectivity Plc		237		33,497
Teledyne Technologies, Inc.(1)		2		1,046
Teradyne, Inc.		1		50
Texas Instruments, Inc.		1,696		304,835
Trimble, Inc.(1)		11		716
Twilio, Inc. - Class A(1)		6		547
Tyler Technologies, Inc.(1)(2)		0		166
Ubiquiti, Inc.(2)		0		46
UiPath, Inc. - Class A(1)		2		25
Unity Software, Inc.(1)		9		169
Universal Display Corp.		1		145
VeriSign, Inc.(1)		4		922
Vontier Corp.		7		227
Western Digital Corp.(1)		123		4,982
Wolfspeed, Inc.(1)		6		18
Zebra Technologies Corp. - Class A(1)		2		509

	$		$
Zoom Communications, Inc. - Class A(1)		125		9,239

Total Information Technology				2,287,081

Materials – 3.80%
Air Products & Chemicals, Inc.		297		87,469
Albemarle Corp.		5		378
Alcoa Corp.		11		344
Amcor Plc		67		646
AptarGroup, Inc.		3		461
Ashland, Inc.		2		140
ATI, Inc.(1)		6		288
Avery Dennison Corp.		2		398
Axalta Coating Systems Ltd.(1)		2,357		78,186
Ball Corp.		14		744
Berry Global Group, Inc.		147		10,275
Cabot Corp.		121		10,027
Celanese Corp. - Class A		4		211
CF Industries Holdings, Inc.		764		59,707
Chemours Co.		7		95
Cleveland-Cliffs, Inc.(1)		14		116
Corteva, Inc.		32		1,997
CRH Plc		973		85,578
Crown Holdings, Inc.		5		485
Dow, Inc.		32		1,116
DuPont de Nemours, Inc.		19		1,418
Eagle Materials, Inc.(2)		0		82
Eastman Chemical Co.		103		9,049
Ecolab, Inc.		399		101,259
Element Solutions, Inc.		2,885		65,238
FMC Corp.		6		236
Freeport-McMoRan, Inc.		65		2,462
Graphic Packaging Holding Co.		264		6,846
Huntsman Corp.		8		124
Ingevity Corp.(1)		22		853
International Flavors & Fragrances, Inc.		12		910
International Paper Co.		1,138		60,726
Knife River Corp.(1)		847		76,401
Linde Plc		344		160,072
Louisiana-Pacific Corp.		1		80
LyondellBasell Industries NV - Class A		73		5,110
Magnera Corp.(1)		16		296
Martin Marietta Materials, Inc.		3		1,259
Mosaic Co.		14		387
MP Materials Corp.(1)		7		163
NewMarket Corp.		16		9,067
Newmont Corp.		52		2,521
Nucor Corp.		11		1,310
Olin Corp.		5		130
Packaging Corp. of America		4		808
PPG Industries, Inc.		11		1,164
Reliance, Inc.		3		738
Royal Gold, Inc.		3		481
RPM International, Inc.		4		510
Scotts Miracle-Gro Co.		2		104
Sealed Air Corp.		3		90
Sherwin-Williams Co.		1		326
Silgan Holdings, Inc.		4		208
Smurfit WestRock Plc		23		1,052
Sonoco Products Co.		5		219
Steel Dynamics, Inc.		47		5,820
United States Steel Corp.		10		422
Vulcan Materials Co.		4		1,045
West Fraser Timber Co. Ltd.		175		13,483
Westlake Corp.		2		155

Total Materials				871,285

Real Estate – 2.97%
Agree Realty Corp.		5		376
Alexandria Real Estate Equities, Inc.		8		734
American Assets Trust, Inc.		216		4,346
American Homes 4 Rent - Class A		15		572
Americold Realty Trust, Inc.		13		273
AvalonBay Communities, Inc.		6		1,386
Brandywine Realty Trust		330		1,474
Brixmor Property Group, Inc.		13		354
BXP, Inc.		7		473
Camden Property Trust		5		567
CBRE Group, Inc. - Class A(1)		14		1,817
CoStar Group, Inc.(1)		19		1,504
Cousins Properties, Inc.		293		8,632
Crown Castle, Inc.		20		2,074
CubeSmart		11		451
Digital Realty Trust, Inc.		15		2,162

	$		$
EastGroup Properties, Inc.		2		401
EPR Properties		3		180
Equinix, Inc.		4		3,386
Equity LifeStyle Properties, Inc.		9		574
Equity Residential		896		64,159
Essex Property Trust, Inc.		3		900
Extra Space Storage, Inc.		9		1,410
Federal Realty Investment Trust		4		377
First Industrial Realty Trust, Inc.		6		340
Gaming & Leisure Properties, Inc.		12		594
Healthcare Realty Trust, Inc. - Class A		17		288
Healthpeak Properties, Inc.		32		642
Highwoods Properties, Inc.		5		137
Host Hotels & Resorts, Inc.		704		10,006
Howard Hughes Holdings, Inc.(1)		2		119
Invitation Homes, Inc.		28		980
Iron Mountain, Inc.		6		496
Jones Lang LaSalle, Inc.(1)		1		362
Kilroy Realty Corp.		6		189
Kimco Realty Corp.		30		627
Lamar Advertising Co. - Class A		3		332
Lineage, Inc.		3		163
Medical Properties Trust, Inc.		30		181
Mid-America Apartment Communities, Inc.		396		66,372
Millrose Properties, Inc.(1)		43		1,132
National Storage Affiliates Trust		4		142
NNN REIT, Inc.		9		371
Omega Healthcare Investors, Inc.		181		6,903
Outfront Media, Inc.		358		5,777
Park Hotels & Resorts, Inc.		9		99
Prologis, Inc.		816		91,248
Public Storage		418		125,027
Rayonier, Inc.		875		24,399
Realty Income Corp.		40		2,312
Regency Centers Corp.		9		638
Rexford Industrial Realty, Inc.		543		21,276
SBA Communications Corp. - Class A		275		60,553
Seaport Entertainment Group, Inc.(1)(2)		0		9
Simon Property Group, Inc.		11		1,813
STAG Industrial, Inc.		8		292
Sun Communities, Inc.		6		733
UDR, Inc.		15		671
Ventas, Inc.		19		1,310
VICI Properties, Inc. - Class A		2,689		87,722
Vornado Realty Trust		74		2,748
Welltower, Inc.		28		4,324
Weyerhaeuser Co.		2,049		59,994
WP Carey, Inc.		10		612
Zillow Group, Inc. - Class A(1)		3		167
Zillow Group, Inc. - Class C(1)		7		487

Total Real Estate				681,169

Utilities – 3.55%
AES Corp.		32		394
Alliant Energy Corp.		12		762
Ameren Corp.		533		53,487
American Electric Power Co., Inc.		24		2,665
American Water Works Co., Inc.		9		1,316
Atmos Energy Corp.		24		3,717
Brookfield Renewable Corp.		6		174
CenterPoint Energy, Inc.		2,626		95,153
Clearway Energy, Inc. - Class A		1		42
Clearway Energy, Inc. - Class C		4		130
CMS Energy Corp.		14		1,025
Consolidated Edison, Inc.		16		1,739
Constellation Energy Corp.		12		2,435
Dominion Energy, Inc.		687		38,539
DTE Energy Co.		9		1,307
Duke Energy Corp.		35		4,316
Edison International		17		1,019
Entergy Corp.		1,240		106,036
Essential Utilities, Inc.		11		446
Evergy, Inc.		10		688
Eversource Energy		16		1,002
Exelon Corp.		46		2,115
FirstEnergy Corp.		26		1,066
IDACORP, Inc. - Class Rights		2		288
MDU Resources Group, Inc.		5,275		89,205
National Fuel Gas Co.		132		10,424
NextEra Energy, Inc.		525		37,239
NiSource, Inc.		105		4,223
NRG Energy, Inc.		286		27,307

	$		$
OGE Energy Corp.		9		411
PG&E Corp.		298		5,113
Pinnacle West Capital Corp.		1,009		96,136
PPL Corp.		34		1,220
Public Service Enterprise Group, Inc.		23		1,883
Sempra		480		34,268
Southern Co.		958		88,126
UGI Corp.		10		327
WEC Energy Group, Inc.		14		1,570
Xcel Energy, Inc.		1,383		97,892

Total Utilities				815,205

Total Common Stocks (Cost: $16,795,589)				22,326,779

CONVERTIBLE PREFERRED STOCKS – 0.10%
Industrials – 0.07%
Boeing Co., 6.00%		262		15,693

Total Industrials				15,693

Utilities – 0.03%
NextEra Energy, Inc., 6.93%		167		6,771

Total Utilities				6,771

Total Convertible Preferred Stocks (Cost: $20,819)				22,464

PREFERRED STOCKS – 0.09%
Consumer Discretionary – 0.09%
Dr Ing hc F Porsche AG(3)		84		4,208
Volkswagen AG		169		17,266

Total Consumer Discretionary				21,474

Total Preferred Stocks (Cost: $31,995)				21,474

SHORT-TERM INVESTMENTS – 2.07%
Money Market Funds – 2.04%
Goldman Sachs Financial Square Government Fund - Class I, 4.25%(4)		468,022		468,022

Total Money Market Funds (Cost: $468,022)				468,022

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.03%
BNP Paribas, Paris, 1.81% due 04/01/2025(2)	CAD	0		0
Brown Brothers Harriman, 1.28% due 04/01/2025(2)	SEK	0		0
Citibank, London, 1.60% due 04/01/2025	EUR	2		2
Citibank, New York, 3.83% due 04/01/2025		$3,033		3,033
Royal Bank of Canada, London, 3.67% due 04/01/2025	GBP	2		2
Royal Bank of Canada, Toronto, 3.83% due 04/01/2025		$276		276
Sumitomo Trust Bank, London, 3.83% due 04/01/2025		2,122		2,122
Sumitomo, Tokyo, 3.83% due 04/01/2025		1,974		1,974

Total Time Deposits (Cost: $7,409)				7,409

Total Short-Term Investments (Cost: $475,431)				475,431

TOTAL INVESTMENTS IN SECURITIES – 99.61% (Cost: $17,323,834)				22,846,148

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.39%				90,264

TOTAL NET ASSETS – 100.00%				$22,936,412

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $4,208, which represents 0.02% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
70	E-mini Russell 1000 Future	Jun. 2025	$6,478	$6,525	$47

					$47

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

March 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	$		$
	Shares (000s)		Value (000s)
COMMON STOCKS – 96.89%
Communication Services – 8.88%
Alphabet, Inc. - Class A		787		$121,731
Alphabet, Inc. - Class C		326		50,879
AT&T, Inc.		144		4,084
Comcast Corp. - Class A		372		13,712
Electronic Arts, Inc.		116		16,799
Fox Corp. - Class B		42		2,216
Live Nation Entertainment, Inc.(1)		13		1,681
Meta Platforms, Inc. - Class A		263		151,681
Netflix, Inc.(1)		64		59,930
Spotify Technology SA(1)		18		10,073
T-Mobile U.S., Inc.		95		25,459
Trade Desk, Inc. - Class A(1)		20		1,101
Walt Disney Co.		270		26,645
Warner Music Group Corp. - Class A		729		22,857

Total Communication Services				508,848

Consumer Discretionary – 8.65%
Airbnb, Inc. - Class A(1)		12		1,444
Amazon.com, Inc.(1)		1,099		209,155
Aptiv Plc(1)		267		15,875
Aramark		284		9,807
AutoZone, Inc.(1)(2)		0		728
Best Buy Co., Inc.		1		91
Booking Holdings, Inc.		5		22,942
Carnival Corp.(1)		1,460		28,522
Chipotle Mexican Grill, Inc. - Class A(1)		171		8,578
Coupang, Inc. - Class A(1)		452		9,911
Darden Restaurants, Inc.(2)		0		1
Domino’s Pizza, Inc.		2		853
DR Horton, Inc.		8		973
eBay, Inc.		30		2,009
General Motors Co.		40		1,899
Hilton Worldwide Holdings, Inc.		8		1,778
Home Depot, Inc.		35		12,744
Las Vegas Sands Corp.		102		3,957
Lennar Corp. - Class A		92		10,525
Lithia Motors, Inc. - Class A		17		4,986
Lowe’s Companies, Inc.		10		2,349
Lululemon Athletica, Inc.(1)		18		5,139
Marriott International, Inc. - Class A		15		3,617
McDonald’s Corp.		7		2,099
MercadoLibre, Inc.(1)		4		8,674
MGM Resorts International(1)		50		1,469
NIKE, Inc. - Class B		29		1,857
Norwegian Cruise Line Holdings Ltd.(1)		86		1,626
O’Reilly Automotive, Inc.(1)		1		1,487
Pool Corp.		1		397
PulteGroup, Inc.		3		298
Ralph Lauren Corp. - Class A		1		251

	$		$
Ross Stores, Inc.		102		12,976
SharkNinja, Inc.(1)		38		3,165
Starbucks Corp.		68		6,672
Tesla, Inc.(1)		74		19,264
TJX Companies, Inc.		307		37,335
United Parks & Resorts, Inc.(1)		381		17,335
Wynn Resorts Ltd.		275		22,985

Total Consumer Discretionary				495,773

Consumer Staples – 4.14%
Altria Group, Inc.		29		1,753
BJ’s Wholesale Club Holdings, Inc.(1)		65		7,390
Brown-Forman Corp. - Class B		55		1,861
Coca-Cola Co.		355		25,433
Colgate-Palmolive Co.		5		448
Constellation Brands, Inc. - Class A		16		2,970
Costco Wholesale Corp.		4		3,765
Dollar General Corp.		15		1,325
Dollar Tree, Inc.(1)		60		4,536
Hormel Foods Corp.		83		2,566
Keurig Dr Pepper, Inc.		865		29,588
Kimberly-Clark Corp.		24		3,412
Kroger Co.		4		238
McCormick & Co., Inc.		190		15,645
Mondelez International, Inc. - Class A		57		3,840
Monster Beverage Corp.(1)		80		4,693
PepsiCo, Inc.		111		16,674
Philip Morris International, Inc.		184		29,259
Procter & Gamble Co.		157		26,780
Target Corp.		10		1,028
Walmart, Inc.		618		54,253

Total Consumer Staples				237,457

Energy – 4.92%
Baker Hughes Co. - Class A		126		5,549
Chevron Corp.		161		26,943
ConocoPhillips		111		11,638
Devon Energy Corp.		79		2,959
Diamondback Energy, Inc.		15		2,362
Enbridge, Inc.		540		23,926
EOG Resources, Inc.		27		3,497
EQT Corp.		241		12,861
Exxon Mobil Corp.		592		70,354
Halliburton Co.		223		5,648
Hess Corp.		194		30,938
Kinder Morgan, Inc.		601		17,151
Marathon Petroleum Corp.		9		1,319
Occidental Petroleum Corp.		97		4,778
ONEOK, Inc.		1		118
Permian Resources Corp. - Class A		794		10,998
Phillips 66		176		21,733
Plains GP Holdings LP - Class A(1)		801		17,104
Schlumberger NV		237		9,909
Targa Resources Corp.		5		959
Valero Energy Corp.		6		799
Williams Companies, Inc.		10		580

Total Energy				282,123

	$		$
Financials – 16.64%
Affirm Holdings, Inc. - Class A(1)		76		3,412
Aflac, Inc.		7		736
Allstate Corp.		105		21,678
American Express Co.		76		20,559
American International Group, Inc.		249		21,671
Ameriprise Financial, Inc.(2)		0		48
Aon Plc - Class A		2		963
Arthur J. Gallagher & Co.(2)		0		96
Axis Capital Holdings Ltd.		139		13,886
Bank of America Corp.		1,394		58,153
Berkshire Hathaway, Inc. - Class B(1)		170		90,701
Blackrock, Inc.		8		7,260
Blackstone, Inc. - Class A		7		923
Block, Inc. - Class A(1)		215		11,674
Brown & Brown, Inc.		10		1,254
Capital One Financial Corp.		16		2,908
Charles Schwab Corp.		148		11,565
Chubb Ltd.		57		17,202
Citigroup, Inc.		27		1,903
CME Group, Inc. - Class A		40		10,617
Comerica, Inc.		340		20,092
Discover Financial Services		114		19,403
FactSet Research Systems, Inc.		3		1,214
Fidelity National Information Services, Inc.		266		19,887
Fifth Third Bancorp		50		1,974
Fiserv, Inc.(1)		204		45,114
Global Payments, Inc.		18		1,766
Globe Life, Inc.		34		4,480
Goldman Sachs Group, Inc.		8		4,247
Hartford Financial Services Group, Inc.		77		9,541
Intercontinental Exchange, Inc.		126		21,758
Jefferies Financial Group, Inc.		413		22,121
JP Morgan Chase & Co.		285		69,907
M&T Bank Corp.		97		17,321
Marsh & McLennan Companies, Inc.		20		4,767
Mastercard, Inc. - Class A		101		55,519
Moody’s Corp.		2		974
MSCI, Inc. - Class A		1		702
PayPal Holdings, Inc.(1)		44		2,902
PNC Financial Services Group, Inc.		11		1,890
Progressive Corp.		96		27,044
Prudential Financial, Inc.		21		2,316
Raymond James Financial, Inc.		14		2,008
Regions Financial Corp.		50		1,091
S&P Global, Inc.		3		1,341
SLM Corp.		863		25,338
State Street Corp.		2		145
Tradeweb Markets, Inc. - Class A		80		11,876
Travelers Companies, Inc.		138		36,616
Truist Financial Corp.		37		1,542
U.S. Bancorp		649		27,409
Visa, Inc. - Class A		323		113,108
Wells Fargo & Co.		469		33,680
Western Alliance Bancorp		280		21,531
Willis Towers Watson Plc		72		24,410
WR Berkley Corp.		21		1,470

Total Financials				953,713

	$		$
Healthcare – 11.25%
Abbott Laboratories		44		5,876
AbbVie, Inc.		152		31,836
Agilent Technologies, Inc.		13		1,477
Amgen, Inc.		8		2,348
Argenx SE - ADR(1)		17		9,910
Avantor, Inc.(1)		1,395		22,605
Becton Dickinson & Co.		45		10,300
Biogen, Inc.(1)		35		4,723
Boston Scientific Corp.(1)		11		1,107
Bristol Myers Squibb Co.		63		3,823
Cencora, Inc. - Class A(2)		0		105
Cigna Group		61		20,181
Danaher Corp.		37		7,615
DaVita, Inc.(1)		9		1,399
DexCom, Inc.(1)		15		1,044
Edwards Lifesciences Corp.(1)		50		3,611
Elanco Animal Health, Inc.(1)		1,450		15,224
Elevance Health, Inc.		63		27,278
Eli Lilly & Co.		107		88,239
GE HealthCare Technologies, Inc.		17		1,368
Gilead Sciences, Inc.		25		2,746
HCA Healthcare, Inc.		2		748
Hologic, Inc.(1)		27		1,694
IDEXX Laboratories, Inc.(1)		1		408
Incyte Corp.(1)		27		1,651
Intuitive Surgical, Inc.(1)		62		30,599
IQVIA Holdings, Inc.(1)		10		1,692
Johnson & Johnson		220		36,484
Labcorp Holdings, Inc.		2		542
Legend Biotech Corp. - ADR(1)		96		3,270
McKesson Corp.		3		1,997
Medtronic Plc		257		23,062
Merck & Co., Inc.		434		38,956
Mettler-Toledo International, Inc.(1)		1		1,495
Moderna, Inc.(1)		55		1,562
Natera, Inc.(1)		51		7,268
Penumbra, Inc.(1)		13		3,346
Pfizer, Inc.		141		3,576
ResMed, Inc.		4		868
Sanofi SA - ADR		502		27,815
Solventum Corp.(1)		6		450
Sonova Holding AG - ADR		65		3,810
Stryker Corp.		124		46,025
Thermo Fisher Scientific, Inc.		46		23,105
UnitedHealth Group, Inc.		208		108,736
Vertex Pharmaceuticals, Inc.(1)		15		7,379
Viatris, Inc.		135		1,180
West Pharmaceutical Services, Inc.		16		3,583
Zoetis, Inc. - Class A		5		842

Total Healthcare				644,958

Industrials – 8.28%
3M Co.		24		3,473
AECOM		254		23,533
AerCap Holdings NV		115		11,772

	$		$
American Airlines Group, Inc.(1)		140		1,479
Automatic Data Processing, Inc.		112		34,140
Boeing Co.(1)		44		7,465
BWX Technologies, Inc.		215		21,254
CACI International, Inc. - Class A(1)		73		26,852
Canadian Pacific Kansas City Ltd.		131		9,170
Carrier Global Corp.		25		1,597
Caterpillar, Inc.		16		5,434
Cintas Corp.		6		1,186
Copart, Inc.(1)		32		1,828
CSX Corp.		41		1,205
Cummins, Inc.(2)		0		63
Deere & Co.		6		2,765
Delta Air Lines, Inc.		14		611
Dover Corp.		3		557
Eaton Corp. Plc		114		30,957
Emerson Electric Co.		165		18,139
Equifax, Inc.		36		8,694
Everus Construction Group, Inc.(1)		308		11,419
Expeditors International of Washington, Inc.		21		2,559
Fastenal Co.		2		123
Fortive Corp.		141		10,331
GE Vernova, Inc.		2		750
General Dynamics Corp.(2)		0		76
General Electric Co.		10		1,968
Honeywell International, Inc.		158		33,421
Howmet Aerospace, Inc.		95		12,353
Hubbell, Inc. - Class B		5		1,538
Illinois Tool Works, Inc.		21		5,203
Ingersoll Rand, Inc.		133		10,620
Jacobs Solutions, Inc.		134		16,192
JB Hunt Transport Services, Inc.		74		11,018
Johnson Controls International Plc		341		27,295
L3Harris Technologies, Inc.		8		1,649
Leidos Holdings, Inc.		23		3,066
Lockheed Martin Corp.		5		2,104
Norfolk Southern Corp.		7		1,639
Northrop Grumman Corp.		6		3,067
Old Dominion Freight Line, Inc.		14		2,240
Otis Worldwide Corp.		10		996
PACCAR, Inc.		7		698
Parker-Hannifin Corp.(2)		0		297
Paychex, Inc.		12		1,894
Pentair Plc		21		1,845
Quanta Services, Inc.		11		2,881
Republic Services, Inc. - Class A		4		907
Rockwell Automation, Inc.		1		360
Rollins, Inc.		22		1,215
RTX Corp.		196		25,905
Stanley Black & Decker, Inc.		21		1,587
Trane Technologies Plc		6		2,158
U-Haul Holding Co. - Class B		58		3,448
Union Pacific Corp.		37		8,773
Vertiv Holdings Co. - Class A		275		19,820
Waste Management, Inc.		134		30,936
Westinghouse Air Brake Technologies Corp.(2)		0		1

Total Industrials				474,526

	$		$
Information Technology – 24.19%
Accenture Plc - Class A		7		2,317
Adobe, Inc.(1)		23		8,889
Advanced Micro Devices, Inc.(1)		63		6,431
Akamai Technologies, Inc.(1)		14		1,163
Amphenol Corp. - Class A		323		21,166
Analog Devices, Inc.		7		1,437
ANSYS, Inc.(1)		6		1,818
Apple, Inc.		1,204		267,516
Applied Materials, Inc.		36		5,182
AppLovin Corp. - Class A(1)		27		7,256
Arista Networks, Inc.(1)		204		15,837
ASML Holding NV - Class REG		45		29,858
Atlassian Corp. - Class A(1)		46		9,824
Aurora Innovation, Inc. - Class A(1)		404		2,716
Autodesk, Inc.(1)		13		3,452
Broadcom, Inc.		475		79,609
Cadence Design Systems, Inc.(1)		37		9,341
CDW Corp.		23		3,653
Ciena Corp.(1)		280		16,898
Cisco Systems, Inc.		131		8,095
Cognizant Technology Solutions Corp. - Class A		275		21,037
Corning, Inc.		74		3,371
Dynatrace, Inc.(1)		70		3,307
Entegris, Inc.		213		18,616
EPAM Systems, Inc.(1)		10		1,719
Fair Isaac Corp.(1)		9		16,194
Fortinet, Inc.(1)		24		2,301
Gen Digital, Inc.		47		1,248
Hewlett Packard Enterprise Co.		8		118
HubSpot, Inc.(1)		16		8,952
Intel Corp.		65		1,479
Intuit, Inc.		58		35,404
Lam Research Corp.		31		2,234
Littelfuse, Inc.		43		8,369
Marvell Technology, Inc.		137		8,452
Microchip Technology, Inc.		248		12,012
Micron Technology, Inc.		11		984
Microsoft Corp.		904		339,293
Motorola Solutions, Inc.		2		803
Nice Ltd. - ADR(1)		160		24,620
NVIDIA Corp.		1,980		214,575
NXP Semiconductors NV		6		1,146
Oracle Corp.		322		44,991
Palantir Technologies, Inc. - Class A(1)		25		2,138
QUALCOMM, Inc.		138		21,157
Salesforce, Inc.		42		11,202
ServiceNow, Inc.(1)		26		20,524
Shopify, Inc. - Class A(1)		136		13,004
Synopsys, Inc.(1)		51		21,961
TE Connectivity Plc		7		1,041
Teledyne Technologies, Inc.(1)		4		2,179
Teradyne, Inc.		1		76
Texas Instruments, Inc.		35		6,303
Trimble, Inc.(1)		22		1,442

	$		$
VeriSign, Inc.(1)		14		3,477
Workday, Inc. - Class A(1)		31		7,286

Total Information Technology				1,385,473

Materials – 3.87%
Air Products & Chemicals, Inc.		86		25,345
Albemarle Corp.		17		1,190
Amcor Plc		252		2,441
Axalta Coating Systems Ltd.(1)		612		20,314
Ball Corp.		55		2,864
Corteva, Inc.		8		509
CRH Plc		348		30,628
Crown Holdings, Inc.		129		11,533
DuPont de Nemours, Inc.		66		4,965
Ecolab, Inc.		66		16,696
Element Solutions, Inc.		814		18,410
FMC Corp.		36		1,506
Freeport-McMoRan, Inc.		10		385
International Flavors & Fragrances, Inc.		15		1,187
Knife River Corp.(1)		281		25,305
Linde Plc		47		21,989
LyondellBasell Industries NV - Class A		42		2,940
Newmont Corp.		63		3,020
Nucor Corp.		9		1,047
PPG Industries, Inc.		39		4,290
Sherwin-Williams Co.		36		12,588
Vulcan Materials Co.		53		12,412

Total Materials				221,564

Real Estate – 2.59%
American Tower Corp.		99		21,632
AvalonBay Communities, Inc.		5		1,039
BXP, Inc.		22		1,476
CBRE Group, Inc. - Class A(1)		1		137
CoStar Group, Inc.(1)		23		1,843
Crown Castle, Inc.		28		2,937
CubeSmart		185		7,901
Digital Realty Trust, Inc.		10		1,456
Equinix, Inc.		2		1,806
Equity Residential		82		5,864
Extra Space Storage, Inc.		9		1,274
Howard Hughes Holdings, Inc.(1)		33		2,479
Iron Mountain, Inc.		10		858
Mid-America Apartment Communities, Inc.		92		15,441
Prologis, Inc.		216		24,165
Public Storage		61		18,134
Realty Income Corp.		21		1,195
SBA Communications Corp. - Class A		67		14,811
Simon Property Group, Inc.		10		1,708
VICI Properties, Inc. - Class A		687		22,415

Total Real Estate				148,571

Utilities – 3.48%
Alliant Energy Corp.		44		2,844
Ameren Corp.		15		1,500
American Electric Power Co., Inc.		34		3,740
Atmos Energy Corp.		17		2,668
CenterPoint Energy, Inc.		721		26,107
Consolidated Edison, Inc.		35		3,828

	$		$
Constellation Energy Corp.		19		3,758
DTE Energy Co.		2		300
Duke Energy Corp.		22		2,732
Entergy Corp.		544		46,491
Eversource Energy		70		4,364
Exelon Corp.		79		3,657
FirstEnergy Corp.		100		4,046
MDU Resources Group, Inc.		1,390		23,511
NextEra Energy, Inc.		81		5,739
NiSource, Inc.		6		246
PG&E Corp.		24		409
Pinnacle West Capital Corp.		306		29,191
PPL Corp.		46		1,668
Sempra		45		3,213
Southern Co.		41		3,777
WEC Energy Group, Inc.		17		1,834
Xcel Energy, Inc.		339		23,981

Total Utilities				199,604

Total Common Stocks (Cost: $4,339,720)				5,552,610

SHORT-TERM INVESTMENTS – 2.97%
Money Market Funds – 2.96%
Goldman Sachs Financial Square Government Fund - Class I, 4.25%(3)		170,003		170,003

Total Money Market Funds (Cost: $170,003)				170,003

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.01%
Citibank, New York, 3.83% due 04/01/2025		$450		450

Total Time Deposits (Cost: $450)				450

Total Short-Term Investments (Cost: $170,453)				170,453

TOTAL INVESTMENTS IN SECURITIES – 99.86% (Cost: $4,510,173)				5,723,063

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.14%				7,811

TOTAL NET ASSETS – 100.00%				$5,730,874

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

March 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	$		$
	Shares (000s)		Value (000s)
COMMON STOCKS – 97.07%
Communication Services – 4.37%
Anterix, Inc.(1)		2		$64
Atlanta Braves Holdings, Inc. - Class A(1)		2		95
Atlanta Braves Holdings, Inc. - Class C(1)		10		382
Bandwidth, Inc. - Class A(1)		4		56
Boston Omaha Corp. - Class A(1)(2)		0		3
Bumble, Inc. - Class A(1)		2		7
Cable One, Inc.		20		5,322
Cardlytics, Inc.(1)		8		14
Cargurus, Inc. - Class A(1)		17		494
Cinemark Holdings, Inc.		17		426
Clear Channel Outdoor Holdings, Inc. - Class A(1)		8		9
Cogent Communications Holdings, Inc.		9		529
Electronic Arts, Inc.		89		12,906
Entravision Communications Corp. - Class A		2		5
Eventbrite, Inc. - Class A(1)		14		30
EverQuote, Inc. - Class A(1)		5		129
fuboTV, Inc.(1)		5		15
Gambling.com Group Ltd.(1)		3		43
Getty Images Holdings, Inc.(1)		19		33
Globalstar, Inc.(1)		8		167
Gogo, Inc.(1)		5		45
Golden Matrix Group, Inc.(1)		4		8
Grindr, Inc.(1)		5		85
Ibotta, Inc. - Class A(1)		3		130
IDT Corp. - Class B		2		111
IMAX Corp.(1)		8		219
Integral Ad Science Holding Corp.(1)		2		13
Iridium Communications, Inc.		2		54
John Wiley & Sons, Inc. - Class A		230		10,241
Liberty Broadband Corp. - Class A(1)		1		49
Liberty Broadband Corp. - Class C(1)		5		438
Liberty Media Corp.-Liberty Formula One - Class A(1)		2		137
Liberty Media Corp.-Liberty Formula One - Class C(1)		503		45,281
Live Nation Entertainment, Inc.(1)		499		65,120
LiveOne, Inc.(1)		11		8
Madison Square Garden Entertainment Corp. - Class A(1)		1		24
Madison Square Garden Sports Corp. - Class A(1)(2)		0		45
Magnite, Inc.(1)		22		251
MediaAlpha, Inc. - Class A(1)		6		54
Nexstar Media Group, Inc. - Class A		2		389
Pinterest, Inc. - Class A(1)		108		3,350
PubMatic, Inc. - Class A(1)		8		70
QuinStreet, Inc.(1)		10		187
Reddit, Inc. - Class A(1)		195		20,417
ROBLOX Corp. - Class A(1)		362		21,103
Roku, Inc. - Class A(1)		156		10,958
Shutterstock, Inc.		4		68
Sinclair, Inc.		6		100
Spotify Technology SA(1)		116		63,883
Stagwell, Inc. - Class A(1)		3		17
System1, Inc.(1)		5		2
Take-Two Interactive Software, Inc.(1)		313		64,840
TechTarget, Inc.(1)		5		75
Thryv Holdings, Inc.(1)		8		97
TKO Group Holdings, Inc. - Class A		118		17,961
Townsquare Media, Inc. - Class A		2		20
Trade Desk, Inc. - Class A(1)		325		17,765

	$		$
TripAdvisor, Inc.(1)		1		15
Trump Media & Technology Group Corp.(1)		9		168
Vivid Seats, Inc. - Class A(1)		15		44
Webtoon Entertainment, Inc.(1)		1		10
Yelp, Inc. - Class A(1)		12		456
ZipRecruiter, Inc. - Class A(1)		14		81

Total Communication Services				365,118

Consumer Discretionary – 10.62%
1-800-Flowers.com, Inc. - Class A(1)		1		6
1stdibs.com, Inc.(1)		1		4
Abercrombie & Fitch Co. - Class A(1)		10		741
Academy Sports & Outdoors, Inc.		143		6,545
Accel Entertainment, Inc. - Class A(1)		10		103
Acushnet Holdings Corp.		157		10,789
Adtalem Global Education, Inc.(1)		1		135
American Eagle Outfitters, Inc.		763		8,868
American Public Education, Inc.(1)(2)		0		4
Arhaus, Inc. - Class A(1)		8		74
Arko Corp.		1		6
AutoZone, Inc.(1)		9		35,249
Bath & Body Works, Inc.		246		7,459
Birkenstock Holding Plc(1)		189		8,677
BJ’s Restaurants, Inc.(1)		2		69
Bloomin’ Brands, Inc.		8		59
Boot Barn Holdings, Inc.(1)		150		16,097
Bright Horizons Family Solutions, Inc.(1)		327		41,491
Brinker International, Inc.(1)		8		1,155
Buckle, Inc.		6		234
Build-A-Bear Workshop, Inc.		2		92
Burlington Stores, Inc.(1)		131		31,329
Caleres, Inc.		2		34
Camping World Holdings, Inc. - Class A		11		177
CarMax, Inc.(1)		2		153
Carriage Services, Inc. - Class A		2		77
Carvana Co. - Class A(1)		147		30,721
Cava Group, Inc.(1)		231		19,963
Cavco Industries, Inc.(1)		2		820
Century Communities, Inc.		1		42
Champion Homes, Inc.(1)		120		11,343
Cheesecake Factory, Inc.		319		15,526
Chewy, Inc. - Class A(1)		250		8,141
Chipotle Mexican Grill, Inc. - Class A(1)		638		32,012
Choice Hotels International, Inc.		4		562
Churchill Downs, Inc.		13		1,416
Coupang, Inc. - Class A(1)		212		4,646
Coursera, Inc.(1)		27		178
Cracker Barrel Old Country Store, Inc.		1		40
Cricut, Inc. - Class A		7		37
Crocs, Inc.(1)		2		196
Darden Restaurants, Inc.		11		2,355
Dave & Buster’s Entertainment, Inc.(1)		6		107
Deckers Outdoor Corp.(1)		248		27,697
Denny’s Corp.(1)		7		24
Despegar.com Corp.(1)		2		36
Dick’s Sporting Goods, Inc.		125		25,175
Dine Brands Global, Inc.(2)		0		6
Domino’s Pizza, Inc.		75		34,621
DoorDash, Inc. - Class A(1)		243		44,448
Dorman Products, Inc.(1)		5		610
DraftKings, Inc. - Class A(1)		83		2,749
Dream Finders Homes, Inc. - Class A(1)		5		121
Duolingo, Inc. - Class A(1)		7		2,137
Dutch Bros, Inc. - Class A(1)		336		20,759
Etsy, Inc.(1)		13		634
European Wax Center, Inc. - Class A(1)		6		23
Everi Holdings, Inc.(1)		9		117

	$		$
EVgo, Inc. - Class A(1)		4		10
Expedia Group, Inc.		22		3,763
Figs, Inc. - Class A(1)		1		7
First Watch Restaurant Group, Inc.(1)		8		127
Five Below, Inc.(1)		102		7,656
Floor & Decor Holdings, Inc. - Class A(1)		7		557
Frontdoor, Inc.(1)		15		577
Genesco, Inc.(1)		1		12
Gentherm, Inc.(1)		6		160
GigaCloud Technology, Inc. - Class A(1)		5		64
Global Business Travel Group I(1)		21		154
Grand Canyon Education, Inc.(1)		2		283
Green Brick Partners, Inc.(1)		2		95
Groupon, Inc. - Class A(1)		2		41
H&R Block, Inc.		5		280
Hanesbrands, Inc.(1)		69		398
Hasbro, Inc.		22		1,371
Hilton Grand Vacations, Inc.(1)		13		501
Hilton Worldwide Holdings, Inc.		22		5,113
Holley, Inc.(1)		4		10
Hovnanian Enterprises, Inc. - Class A(1)(2)		0		6
Hyatt Hotels Corp. - Class A		1		130
Inspired Entertainment, Inc.(1)		4		38
Installed Building Products, Inc.		86		14,806
International Game Technology Plc		3		52
J Jill, Inc.		1		19
Jack in the Box, Inc.		4		100
KB Home		2		102
KinderCare Learning Companies, Inc.(1)		3		32
Kontoor Brands, Inc.		11		691
Krispy Kreme, Inc.		17		82
Kura Sushi USA, Inc. - Class A(1)		1		66
Landsea Homes Corp.(1)(2)		0		3
Las Vegas Sands Corp.		64		2,462
Laureate Education, Inc. - Class A(1)		20		418
LCI Industries		5		426
Leslie’s, Inc.(1)		21		15
LGI Homes, Inc.(1)(2)		0		18
Life Time Group Holdings, Inc.(1)		826		24,938
Light & Wonder, Inc.(1)		16		1,405
Lindblad Expeditions Holdings, Inc.(1)		5		47
Lithia Motors, Inc. - Class A		17		5,015
Livewire Group, Inc.(1)		3		7
Lovesac Co.(1)		1		26
Luminar Technologies, Inc. - Class A(1)		4		24
Marine Products Corp.		1		7
Mister Car Wash, Inc.(1)		16		123
Modine Manufacturing Co.(1)		74		5,687
Monarch Casino & Resort, Inc.		2		194
Murphy USA, Inc.		3		1,576
Nathan’s Famous, Inc.(2)		0		47
National Vision Holdings, Inc.(1)		1		14
Nerdy, Inc.(1)		16		23
Norwegian Cruise Line Holdings Ltd.(1)		865		16,399
NVR, Inc.(1)		1		10,787
Ollie’s Bargain Outlet Holdings, Inc.(1)		196		22,772
ONE Group Hospitality, Inc.(1)		4		13
OneSpaWorld Holdings Ltd.		926		15,554
Oxford Industries, Inc.		2		119
Papa John’s International, Inc.		5		194
Patrick Industries, Inc.		92		7,758
Peloton Interactive, Inc. - Class A(1)		64		404
Planet Fitness, Inc. - Class A(1)		296		28,617
PlayAGS, Inc.(1)		8		92
Pool Corp.		26		8,121
Portillo’s, Inc. - Class A(1)		8		100

	$		$
Potbelly Corp.(1)		6		53
RCI Hospitality Holdings, Inc.		1		38
RealReal, Inc.(1)		14		74
Red Rock Resorts, Inc. - Class A		4		192
Revolve Group, Inc. - Class A(1)		8		162
RH(1)		52		12,277
Rocky Brands, Inc.(2)		0		9
Ross Stores, Inc.		14		1,761
Royal Caribbean Cruises Ltd.		15		3,106
Rush Street Interactive, Inc.(1)		15		158
Sabre Corp.(1)		15		42
Savers Value Village, Inc.(1)		4		31
Shake Shack, Inc. - Class A(1)		63		5,521
SharkNinja, Inc.(1)		146		12,157
Six Flags Entertainment Corp.		13		480
Skechers USA, Inc. - Class A(1)		2		129
Smith & Wesson Brands, Inc.		1		7
Somnigroup International, Inc.		31		1,847
Sonic Automotive, Inc. - Class A		1		45
Sonos, Inc.(1)		21		225
Sportradar Group AG - Class A(1)		380		8,226
Steven Madden Ltd.		189		5,040
Stride, Inc.(1)		8		1,053
Sturm Ruger & Co., Inc.		1		37
Super Group SGHC Ltd.		29		187
Superior Group of Companies, Inc.(2)		0		4
Sweetgreen, Inc. - Class A(1)		425		10,643
Target Hospitality Corp.(1)		7		44
Texas Roadhouse, Inc. - Class A		67		11,201
ThredUp, Inc. - Class A(1)		3		6
Tile Shop Holdings, Inc.(1)		2		10
TopBuild Corp.(1)(2)		0		130
Torrid Holdings, Inc.(1)		5		25
Tractor Supply Co.		265		14,629
TRI Pointe Homes, Inc.(1)		5		164
Udemy, Inc.(1)		18		138
Ulta Beauty, Inc.(1)		101		37,141
Under Armour, Inc. - Class C(1)		551		3,281
United Homes Group, Inc. - Class A(1)		1		3
United Parks & Resorts, Inc.(1)		6		260
Universal Technical Institute, Inc.(1)		343		8,821
Upbound Group, Inc.		10		248
Urban Outfitters, Inc.(1)		4		184
Vail Resorts, Inc.		6		926
Valvoline, Inc.(1)		24		823
VF Corp.		313		4,860
Victoria’s Secret & Co.(1)		4		66
Viking Holdings Ltd.(1)		606		24,083
Visteon Corp.(1)		5		414
Warby Parker, Inc. - Class A(1)		382		6,971
Wendy’s Co.		15		225
Williams-Sonoma, Inc.		13		2,087
Wingstop, Inc.		223		50,288
Winmark Corp.		19		5,893
Wolverine World Wide, Inc.		15		215
Wyndham Hotels & Resorts, Inc.		1		109
Wynn Resorts Ltd.		1		113
XPEL, Inc.(1)		5		147
Xponential Fitness, Inc. - Class A(1)		5		40
YETI Holdings, Inc.(1)		5		154
Yum! Brands, Inc.		20		3,111
Zspace, Inc.(1)(2)		0		4

Total Consumer Discretionary				887,915

Consumer Staples – 4.78%
Andersons, Inc.		1		33
Beauty Health Co.(1)		15		20

	$		$
BellRing Brands, Inc.(1)		638		47,519
Beyond Meat, Inc.(1)		12		37
BJ’s Wholesale Club Holdings, Inc.(1)		137		15,675
Boston Beer Co., Inc. - Class A(1)(2)		0		66
BRC, Inc. - Class A(1)		9		19
Brown-Forman Corp. - Class B		555		18,837
Calavo Growers, Inc.		1		14
Cal-Maine Foods, Inc.(2)		0		41
Casey’s General Stores, Inc.		1		504
Celsius Holdings, Inc.(1)		32		1,144
Central Garden & Pet Co. - Class A(1)		1		20
Central Garden & Pet Co. - Class A(1)		1		47
Chefs’ Warehouse, Inc.(1)		7		380
Clorox Co.		202		29,699
elf Beauty, Inc.(1)		356		22,335
Energizer Holdings, Inc.		14		422
Forafric Global Plc(1)		1		5
Freshpet, Inc.(1)		224		18,609
Guardian Pharmacy Services, Inc. - Class A(1)		1		15
Herbalife Ltd.(1)		13		115
Hershey Co.		4		632
Honest Co., Inc.(1)		1,602		7,531
Hormel Foods Corp.		686		21,225
Interparfums, Inc.		108		12,276
Ispire Technology, Inc.(1)		4		11
J&J Snack Foods Corp.		3		391
John B Sanfilippo & Son, Inc.		2		126
Lamb Weston Holdings, Inc.		8		439
Lancaster Colony Corp.		4		670
Lifeway Foods, Inc.(1)		1		21
Mama’s Creations, Inc.(1)		6		42
Maplebear, Inc.(1)		260		10,371
McCormick & Co., Inc.		414		34,076
MGP Ingredients, Inc.		3		83
Mission Produce, Inc.(1)		1		13
Monster Beverage Corp.(1)		599		35,035
National Beverage Corp.		5		188
Natural Grocers by Vitamin Cottage, Inc.		190		7,636
Nature’s Sunshine Products, Inc.(1)(2)		0		5
Oil-Dri Corp. of America(2)		0		20
Performance Food Group Co.(1)		4		321
Pilgrim’s Pride Corp.(1)		1		35
PriceSmart, Inc.		3		273
Primo Brands Corp. - Class A		413		14,652
Simply Good Foods Co.(1)		234		8,085
Sprouts Farmers Market, Inc.(1)		243		37,057
SunOpta, Inc.(1)		19		91
Sysco Corp.		56		4,190
Turning Point Brands, Inc.		3		169
US Foods Holding Corp.(1)		451		29,494
Utz Brands, Inc.		9		122
Vita Coco Co., Inc.(1)		246		7,528
Vital Farms, Inc.(1)		7		205
WD-40 Co.		43		10,441
Westrock Coffee Co.(1)		7		52
WK Kellogg Co.		13		254

Total Consumer Staples				399,316

Energy – 3.06%
Antero Midstream Corp.		24		428
Antero Resources Corp.(1)		964		38,986
Archrock, Inc.		157		4,118
Aris Water Solutions, Inc. - Class A(2)		0		13
Atlas Energy Solutions, Inc. - Class A		14		257
Baker Hughes Co. - Class A		1,059		46,566
Berry Corp.		5		15
BKV Corp.(1)		1		15

	$		$
Cactus, Inc. - Class A		13		595
Cameco Corp.		316		13,001
Centrus Energy Corp. - Class A(1)		2		125
ChampionX Corp.		37		1,114
Cheniere Energy, Inc.		21		4,833
Chord Energy Corp.		63		7,140
Civitas Resources, Inc.		5		174
Core Laboratories, Inc.		194		2,904
Crescent Energy Co. - Class A		8		92
CVR Energy, Inc.		6		115
Delek U.S. Holdings, Inc.		3		51
Diversified Energy Co. Plc(2)		0		6
DMC Global, Inc.(1)		1		9
Dorian LPG Ltd.		4		78
Drilling Tools International Corp.(1)		2		5
Empire Petroleum Corp.(1)		3		18
Encore Energy Corp.(1)		27		36
EQT Corp.		7		363
Evolution Petroleum Corp.		2		10
Expand Energy Corp.		133		14,752
FLEX LNG Ltd.		3		80
Flowco Holdings, Inc. - Class A(1)		1		27
Gulfport Energy Corp.(1)		55		10,056
Helix Energy Solutions Group, Inc.(1)		5		42
Hess Corp.		33		5,268
Infinity Natural Resources, Inc. - Class A(1)(2)		0		7
Kinetik Holdings, Inc. - Class A		1		41
Kodiak Gas Services, Inc.		2		88
Kosmos Energy Ltd.(1)		90		205
Liberty Energy, Inc. - Class A		2		29
Magnolia Oil & Gas Corp. - Class A		431		10,877
Matador Resources Co.		152		7,748
Nabors Industries Ltd.(1)		1		22
Natural Gas Services Group, Inc.(1)(2)		0		8
New Fortress Energy, Inc. - Class A		8		67
NexGen Energy Ltd.(1)		1,803		8,097
NextDecade Corp.(1)		23		178
Noble Corp. Plc		17		399
Northern Oil & Gas, Inc.		1		36
Oceaneering International, Inc.(1)		20		429
Permian Resources Corp. - Class A		424		5,875
Prairie Operating Co.(1)		1		4
REX American Resources Corp.(1)		1		24
Riley Exploration Permian, Inc.(2)		0		9
Sable Offshore Corp.(1)		10		248
Seadrill Ltd.(1)		4		94
SFL Corp. Ltd. - Class B		5		40
SM Energy Co.		280		8,398
Targa Resources Corp.		40		7,935
TechnipFMC Plc		965		30,577
TETRA Technologies, Inc.(1)		25		83
Texas Pacific Land Corp.		8		10,958
Tidewater, Inc.(1)		10		403
Uranium Energy Corp.(1)		81		386
Ur-Energy, Inc.(1)		65		44
VAALCO Energy, Inc.		2		9
Valaris Ltd.(1)		8		299
Verde Clean Fuels, Inc.(1)		1		4
Viper Energy, Inc. - Class A		218		9,837
W&T Offshore, Inc.		18		28
Weatherford International Plc		13		709
World Kinect Corp.		1		32

Total Energy				255,519

Financials – 10.58%
Acadian Asset Management, Inc.		5		140
Affirm Holdings, Inc. - Class A(1)		313		14,158

	$		$
AG Mortgage Investment Trust, Inc.		1		7
Alerus Financial Corp.		1		14
Allstate Corp.		8		1,569
Ally Financial, Inc.		7		253
American Coastal Insurance Corp.		2		24
Ameriprise Financial, Inc.		16		7,774
AMERISAFE, Inc.		183		9,610
Angel Oak Mortgage REIT, Inc.		1		7
Arch Capital Group Ltd.		100		9,618
Ares Management Corp. - Class A		122		17,860
Arthur J. Gallagher & Co.		75		25,908
Artisan Partners Asset Management, Inc. - Class A		12		478
Atlanticus Holdings Corp.(1)(2)		0		6
AvidXchange Holdings, Inc.(1)		34		286
Axos Financial, Inc.(1)		1		73
B. Riley Financial, Inc.		5		18
Baldwin Insurance Group, Inc. - Class A(1)		13		588
BancFirst Corp.		1		57
Bancorp, Inc.(1)		8		447
Bank7 Corp.(2)		0		6
Block, Inc. - Class A(1)		43		2,329
Blue Owl Capital, Inc. - Class A		96		1,932
Bowhead Specialty Holdings, Inc.(1)		1		30
Brown & Brown, Inc.		19		2,390
Cantaloupe, Inc.(1)		11		87
Cass Information Systems, Inc.		2		97
Citizens Financial Services, Inc.(2)		0		5
City Holding Co.(2)		0		20
Coastal Financial Corp.(1)		2		206
Cohen & Steers, Inc.		132		10,589
Coinbase Global, Inc. - Class A(1)		31		5,362
Columbia Banking System, Inc.		385		9,611
Columbia Financial, Inc.(1)(2)		0		6
Corpay, Inc.(1)		12		4,309
Crawford & Co. - Class A		3		36
Credit Acceptance Corp.(1)		1		472
Cullen/Frost Bankers, Inc.		230		28,796
Dave, Inc.(1)		2		129
Diamond Hill Investment Group, Inc.(2)		0		69
DigitalBridge Group, Inc.		8		73
Donnelley Financial Solutions, Inc.(1)		3		153
Encore Capital Group, Inc.(1)		168		5,751
Equitable Holdings, Inc.		49		2,554
Esquire Financial Holdings, Inc.		1		90
Euronet Worldwide, Inc.(1)		83		8,916
Evercore, Inc. - Class A		77		15,327
Everest Group Ltd.		83		30,267
EVERTEC, Inc.		12		459
F&G Annuities & Life, Inc.(2)		0		7
FactSet Research Systems, Inc.		67		30,239
Federal Agricultural Mortgage Corp. - Class C		20		3,682
First Bancorp		2		45
First Business Financial Services, Inc.(2)		0		4
First Financial Bankshares, Inc.		26		921
First Foundation, Inc.		4		19
First Internet Bancorp		1		17
First Interstate BancSystem, Inc. - Class A		305		8,734
First Merchants Corp.		218		8,804
First Western Financial, Inc.(1)(2)		0		7
FirstCash Holdings, Inc.		165		19,833
Flywire Corp.(1)		24		226
GCM Grosvenor, Inc. - Class A		8		103
Goosehead Insurance, Inc. - Class A		4		515
Greene County Bancorp, Inc.		1		32
Hamilton Lane, Inc. - Class A		101		14,977
HCI Group, Inc.		2		241

	$		$
Houlihan Lokey, Inc. - Class A		70		11,385
International Money Express, Inc.(1)		6		74
Investors Title Co.(2)		0		10
Jefferies Financial Group, Inc.		9		498
Kemper Corp.		219		14,629
Kingsway Financial Services, Inc.(1)		3		23
Kinsale Capital Group, Inc.		96		46,803
KKR Real Estate Finance Trust, Inc.		3		31
Lakeland Financial Corp.		120		7,143
Lazard, Inc. - Class A		19		823
Lemonade, Inc.(1)		8		262
LendingTree, Inc.(1)		2		91
Live Oak Bancshares, Inc.		6		155
LPL Financial Holdings, Inc.		86		27,980
Markel Group, Inc.(1)		1		1,026
MarketWise, Inc.		9		4
Marqeta, Inc. - Class A(1)		79		325
Mercury General Corp.		1		37
Metrocity Bankshares, Inc.		1		14
Moelis & Co. - Class A		10		565
Moneylion, Inc.(1)		2		152
Morningstar, Inc.		5		1,468
Mr Cooper Group, Inc.(1)		5		549
MSCI, Inc. - Class A		58		32,850
NBT Bancorp, Inc.		195		8,346
NCR Atleos Corp.(1)		14		373
NerdWallet, Inc. - Class A(1)		7		62
Nicolet Bankshares, Inc.		1		69
NMI Holdings, Inc. - Class A(1)		1		40
NU Holdings Ltd. - Class A(1)		594		6,082
Open Lending Corp. - Class A(1)		20		56
OppFi, Inc.		4		35
Oscar Health, Inc. - Class A(1)		40		525
P10, Inc. - Class A		8		88
Pagseguro Digital Ltd. - Class A(1)		19		146
Palomar Holdings, Inc. - Class A(1)		147		20,116
Pathward Financial, Inc.		1		94
Patria Investments Ltd. - Class A		12		136
Paymentus Holdings, Inc. - Class A(1)		459		11,987
Payoneer Global, Inc.(1)		1,442		10,542
Paysign, Inc.(1)		7		14
PennyMac Financial Services, Inc.		3		292
Peoples Financial Services Corp.(2)		0		20
Perella Weinberg Partners - Class A		10		187
Piper Sandler Companies		43		10,717
PJT Partners, Inc. - Class A		91		12,499
Popular, Inc.		1		136
Priority Technology Holdings, Inc.(1)		4		30
PROG Holdings, Inc.		1		36
Regional Management Corp.(2)		0		9
Remitly Global, Inc.(1)		29		607
RLI Corp.		1		72
Robinhood Markets, Inc. - Class A(1)		1,285		53,475
Root, Inc. - Class A(1)		2		224
Ryan Specialty Holdings, Inc. - Class A		660		48,742
Selective Insurance Group, Inc.		165		15,066
ServisFirst Bancshares, Inc.		176		14,521
Sezzle, Inc.(1)		2		85
Shift4 Payments, Inc. - Class A(1)		11		915
Shore Bancshares, Inc.		1		14
SiriusPoint Ltd.(1)		1		20
Skyward Specialty Insurance Group, Inc.(1)		2		88
SoFi Technologies, Inc.(1)		31		365
StepStone Group, Inc. - Class A		13		687
StoneCo Ltd. - Class A(1)		29		302
StoneX Group, Inc.(1)		1		72

	$		$
Tiptree, Inc.		1		29
Toast, Inc. - Class A(1)		1,570		52,092
TPG, Inc. - Class A		4		198
Tradeweb Markets, Inc. - Class A		693		102,829
Triumph Financial, Inc.(1)		4		227
Trupanion, Inc.(1)		6		239
TWFG, Inc. - Class A(1)		119		3,688
Universal Insurance Holdings, Inc.		1		23
Upstart Holdings, Inc.(1)		196		8,999
USCB Financial Holdings, Inc.		1		9
UWM Holdings Corp.		14		74
Value Line, Inc.(2)		0		5
Victory Capital Holdings, Inc. - Class A		8		474
Virtus Investment Partners, Inc.		1		191
Walker & Dunlop, Inc.		35		2,965
Western Alliance Bancorp		156		11,970
Western Union Co.		7		79
WEX, Inc.(1)		1		116
Wintrust Financial Corp.		73		8,257
WisdomTree, Inc.		870		7,760
World Acceptance Corp.(1)		1		79
WSFS Financial Corp.		229		11,857
XP, Inc. - Class A		8		110

Total Financials				884,431

Healthcare – 20.64%
10X Genomics, Inc. - Class A(1)		13		111
4D Molecular Therapeutics, Inc.(1)		6		20
Absci Corp.(1)		11		29
ACADIA Pharmaceuticals, Inc.(1)		23		390
Accolade, Inc.(1)		5		35
Accuray, Inc.(1)		17		31
Achieve Life Sciences, Inc.(1)		4		11
Actinium Pharmaceuticals, Inc.(1)		6		10
AdaptHealth Corp. - Class A(1)		8		91
Adaptive Biotechnologies Corp.(1)		855		6,352
ADC Therapeutics SA(1)		10		14
Addus HomeCare Corp.(1)		1		132
ADMA Biologics, Inc.(1)		45		890
Aduro Bioteech, Inc.(1)(5)		5		10
Aerovate Therapeutics, Inc.(1)		2		5
Agenus, Inc.(1)(2)		0		1
Agilent Technologies, Inc.		145		16,962
agilon health, Inc.(1)		61		263
AirSculpt Technologies, Inc.(1)		2		5
Akebia Therapeutics, Inc.(1)		3		7
Akero Therapeutics, Inc.(1)		2		98
Akoya Biosciences, Inc.(1)		6		8
Aldeyra Therapeutics, Inc.(1)		1		7
Alector, Inc.(1)		16		19
Align Technology, Inc.(1)		8		1,275
Alignment Healthcare, Inc.(1)		20		366
Alimera Sciences, Inc.(1)(2)(5)		4		0
Alkermes Plc(1)		32		1,041
Alnylam Pharmaceuticals, Inc.(1)		67		17,967
Alphatec Holdings, Inc.(1)		20		206
Altimmune, Inc.(1)		8		38
Alto Neuroscience, Inc.(1)		2		5
Alumis, Inc.(1)		3		16
ALX Oncology Holdings, Inc.(1)		6		4
Amicus Therapeutics, Inc.(1)		57		469
AMN Healthcare Services, Inc.(1)		7		183
Amneal Pharmaceuticals, Inc.(1)		26		220
Amphastar Pharmaceuticals, Inc.(1)		7		215
AnaptysBio, Inc.(1)		191		3,553
Anavex Life Sciences Corp.(1)		4		34
ANI Pharmaceuticals, Inc.(1)		3		169

	$		$
Anika Therapeutics, Inc.(1)(2)		0		7
Anteris Technologies Global Corp.(1)		1		3
Apellis Pharmaceuticals, Inc.(1)		19		422
Apogee Therapeutics, Inc.(1)		430		16,074
Applied Therapeutics, Inc.(1)		11		6
Aquestive Therapeutics, Inc.(1)		4		12
Arbutus Biopharma Corp.(1)		27		93
Arcellx, Inc.(1)		80		5,241
Arcturus Therapeutics Holdings, Inc.(1)		4		42
Arcus Biosciences, Inc.(1)		11		83
Arcutis Biotherapeutics, Inc.(1)		21		327
Ardelyx, Inc.(1)		46		225
Ardent Health Partners, Inc.(1)		3		42
Argenx SE - ADR(1)		199		117,907
ArriVent Biopharma, Inc.(1)		3		61
Arrowhead Pharmaceuticals, Inc.(1)		23		294
ARS Pharmaceuticals, Inc.(1)		10		120
Artiva Biotherapeutics, Inc.(1)		3		9
Artivion, Inc.(1)		6		148
Arvinas, Inc.(1)		13		89
Ascendis Pharma - ADR(1)		552		86,003
Astrana Health, Inc.(1)		8		261
Astria Therapeutics, Inc.(1)		7		40
Atossa Therapeutics, Inc.(1)		6		4
AtriCure, Inc.(1)		175		5,660
Aurinia Pharmaceuticals, Inc.(1)		19		153
Avadel Pharmaceuticals Plc(1)		18		140
Aveanna Healthcare Holdings, Inc.(1)		8		41
Avidity Biosciences, Inc.(1)		309		9,123
Avita Medical, Inc.(1)		5		40
Axogen, Inc.(1)		8		152
Axsome Therapeutics, Inc.(1)		7		837
Azenta, Inc.(1)		116		4,034
Beta Bionics, Inc.(1)		2		20
Bicara Therapeutics, Inc.(1)		2		26
BioAge Labs, Inc.(1)		1		5
BioCryst Pharmaceuticals, Inc.(1)		40		299
Biohaven Ltd.(1)		130		3,136
BioLife Solutions, Inc.(1)		317		7,239
Biomea Fusion, Inc.(1)		5		11
Biote Corp. - Class A(1)		5		16
Bio-Techne Corp.		715		41,941
Bioventus, Inc. - Class A(1)		3		23
Black Diamond Therapeutics, Inc.(1)		5		8
Blueprint Medicines Corp.(1)		12		1,100
Boundless Bio, Inc.(1)		2		2
Bridgebio Pharma, Inc.(1)		203		7,034
BrightSpring Health Services, Inc.(1)		11		196
Brookdale Senior Living, Inc.(1)		32		198
Bruker Corp.		12		520
Cabaletta Bio, Inc.(1)		2		3
CAMP4 Therapeutics Corp.(1)		1		3
Candel Therapeutics, Inc.(1)		5		31
Capricor Therapeutics, Inc.(1)		6		57
Cardiff Oncology, Inc.(1)		4		14
Cardinal Health, Inc.		26		3,648
CareDx, Inc.(1)		2		43
Cargo Therapeutics, Inc.(1)		1		3
Cartesian Therapeutics, Inc.(1)		2		25
Cassava Sciences, Inc.(1)		8		12
Castle Biosciences, Inc.(1)		2		32
Catalyst Pharmaceuticals, Inc.(1)		22		536
Celcuity, Inc.(1)		6		59
Celldex Therapeutics, Inc.(1)		10		185
Cencora, Inc. - Class A		32		8,821
Ceribell, Inc.(1)		2		34

	$		$
Cerus Corp.(1)		35		48
CervoMed, Inc.(1)		1		10
CG oncology, Inc.(1)		6		155
Chemed Corp.(2)		0		165
Chinook Therapeutics, Inc.(1)(5)		3		1
Climb Bio, Inc.(1)		1		1
Codexis, Inc.(1)		2		5
Cogent Biosciences, Inc.(1)		17		99
Coherus Biosciences, Inc.(1)		6		5
Collegium Pharmaceutical, Inc.(1)		6		187
Community Health Systems, Inc.(1)		13		35
Concentra Group Holdings Parent, Inc.		15		323
Conduit Pharmaceuticals, Inc.(1)(2)		0		0
CONMED Corp.		143		8,629
Contineum Therapeutics, Inc. - Class A(1)		1		8
Cooper Companies, Inc.(1)		353		29,776
Corbus Pharmaceuticals Holdings, Inc.(1)		2		8
Corcept Therapeutics, Inc.(1)		77		8,763
CorMedix, Inc.(1)		11		66
CorVel Corp.(1)		5		584
Crinetics Pharmaceuticals, Inc.(1)		1,005		33,724
CryoPort, Inc.(1)		7		43
Cullinan Therapeutics, Inc.(1)		9		67
CVRx, Inc.(1)		3		37
Cytokinetics, Inc.(1)		2		85
DaVita, Inc.(1)		9		1,320
Day One Biopharmaceuticals, Inc.(1)		10		77
Denali Therapeutics, Inc.(1)		14		192
DexCom, Inc.(1)		919		62,752
Dianthus Therapeutics, Inc.(1)(2)		0		6
Disc Medicine, Inc. - Class A(1)		86		4,274
DocGo, Inc.(1)		4		11
Doximity, Inc. - Class A(1)		2		93
Dynavax Technologies Corp. - Class A(1)		20		264
Dyne Therapeutics, Inc.(1)		16		171
Edgewise Therapeutics, Inc.(1)		14		317
Edwards Lifesciences Corp.(1)		544		39,429
Elevation Oncology, Inc.(1)		6		2
Embecta Corp.		1		14
Enhabit, Inc.(1)		1		7
Enliven Therapeutics, Inc.(1)		7		131
Ensign Group, Inc.		11		1,406
Esperion Therapeutics, Inc.(1)		10		14
Evolent Health, Inc. - Class A(1)		23		214
Evolus, Inc.(1)		11		134
Exact Sciences Corp.(1)		481		20,823
Exelixis, Inc.(1)		797		29,412
EyePoint Pharmaceuticals, Inc.(1)		6		31
Fennec Pharmaceuticals, Inc.(1)		1		5
Fibrobiologics, Inc.(1)		6		6
Foghorn Therapeutics, Inc.(1)		3		11
Fortrea Holdings, Inc.(1)		2		13
Fractyl Health, Inc.(1)		4		5
Fulcrum Therapeutics, Inc.(1)		5		15
Galectin Therapeutics, Inc.(1)		3		3
GE HealthCare Technologies, Inc.		8		643
GeneDx Holdings Corp. - Class A(1)(2)		0		27
Geron Corp.(1)		81		128
Glaukos Corp.(1)		290		28,521
Globus Medical, Inc. - Class A(1)		471		34,494
Greenwich Lifesciences, Inc.(1)		1		11
GTX, Inc.(1)(2)(5)		0		–
Guardant Health, Inc.(1)		597		25,414
Gyre Therapeutics, Inc.(1)(2)		0		3
Haemonetics Corp.(1)		10		612
Halozyme Therapeutics, Inc.(1)		238		15,198

	$		$
Harmony Biosciences Holdings, Inc.(1)		7		247
Harrow, Inc.(1)		6		160
Harvard Bioscience, Inc.(1)		2		1
Health Catalyst, Inc.(1)		1		5
HealthEquity, Inc.(1)		209		18,479
HealthStream, Inc.		2		52
Heron Therapeutics, Inc.(1)		2		5
HilleVax, Inc.(1)		1		2
Hims & Hers Health, Inc.(1)		38		1,116
Hologic, Inc.(1)		333		20,553
Humacyte, Inc.(1)		19		33
ICON Plc(1)		65		11,402
Ideaya Biosciences, Inc.(1)		17		279
IDEXX Laboratories, Inc.(1)		75		31,440
IGM Biosciences, Inc.(1)		3		3
Illumina, Inc.(1)		44		3,529
ImmunityBio, Inc.(1)		24		71
Immunome, Inc.(1)		14		92
Immunovant, Inc.(1)		11		193
Incyte Corp.(1)		2		109
InfuSystem Holdings, Inc.(1)		4		20
Inhibrx Biosciences, Inc.(1)		1		20
Inhibrx, Inc.(1)(5)		4		3
Inmode Ltd.(1)		2		28
Inmune Bio, Inc.(1)		3		23
Innovage Holding Corp.(1)		1		4
Innoviva, Inc.(1)		1		14
Insmed, Inc.(1)		667		50,855
Inspire Medical Systems, Inc.(1)		33		5,196
Insulet Corp.(1)		228		59,883
Integer Holdings Corp.(1)		135		15,905
Intra-Cellular Therapies, Inc.(1)		19		2,484
Ionis Pharmaceuticals, Inc.(1)		27		804
Iovance Biotherapeutics, Inc.(1)		54		180
IQVIA Holdings, Inc.(1)		4		654
iRadimed Corp.		2		83
iRhythm Technologies, Inc.(1)		433		45,374
Ironwood Pharmaceuticals, Inc. - Class A(1)		9		14
Janux Therapeutics, Inc.(1)		98		2,633
Jasper Therapeutics, Inc.(1)		2		9
Jazz Pharmaceuticals Plc(1)		72		8,974
Joint Corp.(1)		2		27
KalVista Pharmaceuticals, Inc.(1)		7		86
Keros Therapeutics, Inc.(1)		7		67
Kiniksa Pharmaceuticals International Plc - Class A(1)		7		165
Korro Bio, Inc.(1)(2)		0		6
Krystal Biotech, Inc.(1)		27		4,879
Kura Oncology, Inc.(1)		15		97
Kymera Therapeutics, Inc.(1)		312		8,540
Kyverna Therapeutics, Inc.(1)		3		6
Lantheus Holdings, Inc.(1)		154		15,071
Larimar Therapeutics, Inc.(1)		8		17
LeMaitre Vascular, Inc.		4		332
Lexeo Therapeutics, Inc.(1)		4		15
Lexicon Pharmaceuticals, Inc.(1)		9		4
LifeMD, Inc.(1)		4		23
LifeStance Health Group, Inc.(1)		12		82
Ligand Pharmaceuticals, Inc.(1)		92		9,665
Lineage Cell Therapeutics, Inc.(1)		42		19
Liquidia Corp.(1)		12		180
LivaNova Plc(1)		1		25
MacroGenics, Inc.(1)		10		13
Madrigal Pharmaceuticals, Inc.(1)		27		9,020
MannKind Corp.(1)		40		200
Maravai LifeSciences Holdings, Inc. - Class A(1)		21		47
Masimo Corp.(1)		59		9,841

	$		$
Maze Therapeutics, Inc.(1)		1		9
MBX Biosciences, Inc.(1)		2		12
MediWound Ltd.(1)		2		28
Medpace Holdings, Inc.(1)		40		12,260
MeiraGTx Holdings Plc(1)		6		40
Merit Medical Systems, Inc.(1)		110		11,668
Mersana Therapeutics, Inc.(1)		12		4
Mesa Laboratories, Inc.		104		12,332
Metagenomi, Inc.(1)		3		4
Metsera, Inc.(1)		2		45
Mettler-Toledo International, Inc.(1)		23		27,007
MiMedx Group, Inc.(1)		11		86
Mind Medicine MindMed, Inc.(1)		14		84
Mineralys Therapeutics, Inc.(1)		1		18
Mirum Pharmaceuticals, Inc.(1)		8		348
ModivCare, Inc.(1)		1		1
Molina Healthcare, Inc.(1)		7		2,156
MoonLake Immunotherapeutics - Class A(1)		119		4,637
Nano-X Imaging Ltd.(1)		11		54
Natera, Inc.(1)		295		41,754
National Research Corp.		3		38
Neogen Corp.(1)		395		3,421
NeoGenomics, Inc.(1)		2		17
Neumora Therapeutics, Inc.(1)		16		16
Neurocrine Biosciences, Inc.(1)		105		11,600
Neurogene, Inc.(1)		1		16
NeuroPace, Inc.(1)		3		37
Niagen Bioscience, Inc.(1)		10		66
Novavax, Inc.(1)		23		148
Novocure Ltd.(1)		21		373
Nurix Therapeutics, Inc.(1)		10		120
Nuvalent, Inc. - Class A(1)		7		485
Ocugen, Inc.(1)		56		39
Ocular Therapeutix, Inc.(1)		31		226
Olema Pharmaceuticals, Inc.(1)		2		8
Omeros Corp.(1)		4		30
OmniAb, Inc.(1)		2		5
OmniAb, Inc. - Class CR3(1)(2)(5)(6)		19		—
OmniAb, Inc. - Class CR4(1)(2)(5)(6)		19		—
OptimizeRx Corp.(1)		3		30
Option Care Health, Inc.(1)		16		547
Orchestra BioMed Holdings, Inc.(1)		2		10
Organogenesis Holdings, Inc. - Class A(1)		2		7
ORIC Pharmaceuticals, Inc.(1)		3		15
Outlook Therapeutics, Inc.(1)		2		3
Ovid therapeutics, Inc.(1)		11		4
Owens & Minor, Inc.(1)		2		20
Pacira BioSciences, Inc.(1)		1		16
PACS Group, Inc.(1)		8		86
Paragon 28, Inc.(1)		10		124
Patterson Companies, Inc.		3		91
Pennant Group, Inc.(1)		6		156
Penumbra, Inc.(1)		189		50,444
PepGen, Inc.(1)		3		4
Performant Healthcare, Inc.(1)		9		26
Perspective Therapeutics, Inc.(1)		9		18
Phathom Pharmaceuticals, Inc.(1)		2		9
Phibro Animal Health Corp. - Class A		1		21
Phreesia, Inc.(1)		241		6,158
Praxis Precision Medicines, Inc.(1)		3		127
Precigen, Inc.(1)		4		6
Prestige Consumer Healthcare, Inc.(1)		197		16,936
Prime Medicine, Inc.(1)		11		22
Privia Health Group, Inc.(1)		20		452
PROCEPT BioRobotics Corp.(1)		87		5,041
Progyny, Inc.(1)		15		325

	$		$
ProKidney Corp. - Class A(1)		16		14
Protagonist Therapeutics, Inc.(1)		12		563
Prothena Corp. Plc(1)		5		60
PTC Therapeutics, Inc.(1)		312		15,886
Pulmonx Corp.(1)		7		48
Pulse Biosciences, Inc.(1)		4		58
Puma Biotechnology, Inc.(1)		3		8
Quanterix Corp.(1)		1		7
RadNet, Inc.(1)		145		7,216
Rapport Therapeutics, Inc.(1)		2		18
Recursion Pharmaceuticals, Inc. - Class A(1)		49		262
Regulus Therapeutics, Inc.(1)		3		5
Renovaro, Inc.(1)		13		7
Repligen Corp.(1)		268		34,122
ResMed, Inc.		63		14,085
Revolution Medicines, Inc.(1)		154		5,457
Rhythm Pharmaceuticals, Inc.(1)		11		568
Rigel Pharmaceuticals, Inc.(1)		3		47
Rocket Pharmaceuticals, Inc.(1)		15		99
RxSight, Inc.(1)		157		3,960
Sana Biotechnology, Inc.(1)		26		43
Sanara Medtech, Inc.(1)		1		25
Sarepta Therapeutics, Inc.(1)		17		1,067
Savara, Inc.(1)		18		50
Scholar Rock Holding Corp.(1)		14		452
Schrodinger, Inc.(1)		310		6,119
Scilex Holding Co.(1)(2)		1		0
scPharmaceuticals, Inc.(1)		8		20
Select Medical Holdings Corp.		15		243
Semler Scientific, Inc.(1)		1		47
Septerna, Inc.(1)		2		11
Sera Prognostics, Inc. - Class A(1)		5		20
Shattuck Labs, Inc.(1)		5		5
SI-BONE, Inc.(1)		347		4,869
SIGA Technologies, Inc.(1)		7		36
Sight Sciences, Inc.(1)		7		16
Simulations Plus, Inc.		3		75
Soleno Therapeutics, Inc.(1)		5		355
Solid Biosciences, Inc.(1)(2)		0		2
Sonida Senior Living, Inc.(1)(2)		0		8
SpringWorks Therapeutics, Inc.(1)		152		6,695
Spyre Therapeutics, Inc.(1)		471		7,598
STAAR Surgical Co.(1)		10		171
Standard BioTools, Inc.(1)		13		14
Stereotaxis, Inc.(1)		10		17
STERIS Plc		85		19,265
Stevanato Group SpA		172		3,511
Stoke Therapeutics, Inc.(1)		7		46
Summit Therapeutics, Inc.(1)		17		331
Supernus Pharmaceuticals, Inc.(1)		276		9,037
Surgery Partners, Inc.(1)		46		1,094
Surmodics, Inc.(1)		2		52
Syndax Pharmaceuticals, Inc.(1)		16		196
Talkspace, Inc.(1)		23		59
Tandem Diabetes Care, Inc.(1)		260		4,986
Tango Therapeutics, Inc.(1)		10		13
Tarsus Pharmaceuticals, Inc.(1)		7		373
Taysha Gene Therapies, Inc.(1)		33		46
Teladoc Health, Inc.(1)		5		43
Telomir Pharmaceuticals, Inc.(1)		2		7
Tenaya Therapeutics, Inc.(1)		3		2
Terns Pharmaceuticals, Inc.(1)		1		2
Tevogen Bio Holdings, Inc.(1)		3		3
TG Therapeutics, Inc.(1)		27		1,075
TransMedics Group, Inc.(1)		143		9,650
Treace Medical Concepts, Inc.(1)		9		80

	$		$
Trevi Therapeutics, Inc.(1)		9		55
TScan Therapeutics, Inc.(1)		5		7
Twist Bioscience Corp.(1)		744		29,224
Tyra Biosciences, Inc.(1)		4		36
UFP Technologies, Inc.(1)		1		285
Ultragenyx Pharmaceutical, Inc.(1)		16		590
Upstream Bio, Inc.(1)		2		11
UroGen Pharma Ltd.(1)		6		67
US Physical Therapy, Inc.		3		210
Vaxcyte, Inc.(1)		355		13,414
Veeva Systems, Inc. - Class A(1)		338		78,212
Vera Therapeutics, Inc. - Class A(1)		104		2,507
Veracyte, Inc.(1)		475		14,084
Verastem, Inc.(1)		7		44
Vericel Corp.(1)		356		15,874
Verrica Pharmaceuticals, Inc.(1)		4		2
Veru, Inc.(1)		19		9
Viemed Healthcare, Inc.(1)		6		47
Viking Therapeutics, Inc.(1)		19		470
Viridian Therapeutics, Inc.(1)		264		3,559
Waters Corp.(1)		109		40,018
WaVe Life Sciences Ltd.(1)		16		129
Waystar Holding Corp.(1)		10		377
Werewolf Therapeutics, Inc.(1)		2		2
West Pharmaceutical Services, Inc.		345		77,274
X4 Pharmaceuticals, Inc.(1)		32		8
Xencor, Inc.(1)		6		64
Xenon Pharmaceuticals, Inc.(1)		502		16,851
Xeris Biopharma Holdings, Inc.(1)		27		148
XOMA Royalty Corp.(1)		1		18
Y-mAbs Therapeutics, Inc.(1)		7		32
Zenas Biopharma, Inc.(1)		2		12
Zevra Therapeutics, Inc.(1)		5		40
Zura Bio Ltd. - Class A(1)		12		16
Zynex, Inc.(1)		3		6

Total Healthcare				1,726,531

Industrials – 17.79%
374Water, Inc.(1)		14		5
AAON, Inc.		322		25,190
AAR Corp.(1)		1		77
Acuity, Inc.		43		11,428
ACV Auctions, Inc. - Class A(1)		29		408
Advanced Drainage Systems, Inc.		5		522
Aerovironment, Inc.(1)		138		16,473
Alamo Group, Inc.		2		352
Albany International Corp. - Class A		100		6,872
Allient, Inc.(2)		0		3
Allison Transmission Holdings, Inc.		57		5,411
Alta Equipment Group, Inc.		5		24
Ameresco, Inc. - Class A(1)		2		25
American Airlines Group, Inc.(1)		9		95
American Superconductor Corp.(1)		7		124
American Woodmark Corp.(1)(2)		0		10
AMETEK, Inc.		247		42,519
Amprius Technologies, Inc.(1)		3		9
API Group Corp.(1)		694		24,825
Apogee Enterprises, Inc.		1		65
Applied Industrial Technologies, Inc.		62		13,917
ArcBest Corp.		5		327
Archer Aviation, Inc. - Class A(1)		59		421
Argan, Inc.		2		326
Armstrong World Industries, Inc.		3		374
Array Technologies, Inc.(1)		30		145
Atkore, Inc.		7		405
Atmus Filtration Technologies, Inc.		16		600
Avis Budget Group, Inc.(1)		1		95

	$		$
Axon Enterprise, Inc.(1)		140		73,823
AZEK Co., Inc. - Class A(1)		500		24,446
AZZ, Inc.		5		394
Barrett Business Services, Inc.		4		185
Beacon Roofing Supply, Inc.(1)		11		1,391
Blink Charging Co.(1)		8		8
Bloom Energy Corp. - Class A(1)		36		706
Blue Bird Corp.(1)		6		201
Boise Cascade Co.		4		352
Booz Allen Hamilton Holding Corp. - Class A		23		2,413
Bowman Consulting Group Ltd. - Class A(1)		3		56
Brink’s Co.		9		733
Broadridge Financial Solutions, Inc.		20		4,769
Builders FirstSource, Inc.(1)		2		240
BWX Technologies, Inc.		159		15,640
Byrna Technologies, Inc.(1)		3		58
Cadre Holdings, Inc.		5		151
Carlisle Companies, Inc.		1		387
Casella Waste Systems, Inc. - Class A(1)		12		1,359
CBIZ, Inc.(1)		9		710
CECO Environmental Corp.(1)		6		128
Centuri Holdings, Inc.(1)		3		57
ChargePoint Holdings, Inc.(1)		42		25
Chart Industries, Inc.(1)		133		19,262
Cimpress Plc(1)		2		102
Comfort Systems USA, Inc.		6		2,073
CompX International, Inc.(2)		0		5
Construction Partners, Inc. - Class A(1)		9		645
Core & Main, Inc. - Class A(1)		408		19,704
Costamare, Inc.		1		5
Covenant Logistics Group, Inc. - Class A(2)		0		11
CRA International, Inc.		39		6,705
Crane Co.		119		18,242
CSG Systems International, Inc.		6		340
CSW Industrials, Inc.		3		955
Curtiss-Wright Corp.		70		22,210
Custom Truck One Source, Inc.(1)		6		26
Dayforce, Inc.(1)		3		177
Distribution Solutions Group, Inc.(1)		2		49
DLH Holdings Corp.(1)		1		2
Douglas Dynamics, Inc.		4		87
Driven Brands Holdings, Inc.(1)		12		202
DXP Enterprises, Inc.(1)(2)		0		20
Dycom Industries, Inc.(1)		6		846
EMCOR Group, Inc.		3		1,216
Energy Recovery, Inc.(1)		11		174
Enerpac Tool Group Corp. - Class A		11		476
EnerSys		7		644
Enovix Corp.(1)		32		237
Enpro, Inc.(2)		0		73
Equifax, Inc.		5		1,112
Esab Corp.		318		37,096
ESCO Technologies, Inc.		2		394
Eve Holding, Inc.(1)		9		31
EVI Industries, Inc.		1		16
ExlService Holdings, Inc.(1)		551		26,021
Expeditors International of Washington, Inc.		4		494
Exponent, Inc.		10		799
Fastenal Co.		446		34,610
Federal Signal Corp.		12		865
Ferguson Enterprises, Inc.		76		12,229
First Advantage Corp.(1)		7		100
FiscalNote Holdings, Inc.(1)		16		13
Flowserve Corp.		479		23,391
Fluence Energy, Inc. - Class A(1)		12		58
Fluor Corp.(1)		31		1,097

	$		$
Fortive Corp.		510		37,322
Franklin Covey Co.(1)		2		62
Franklin Electric Co., Inc.		9		835
Frontier Group Holdings, Inc.(1)		8		35
FTAI Aviation Ltd.		631		70,086
Gates Industrial Corp. Plc(1)		619		11,402
Generac Holdings, Inc.(1)		34		4,266
Gibraltar Industries, Inc.(1)		3		165
Global Industrial Co.		3		58
GMS, Inc.(1)		7		501
Gorman-Rupp Co.		4		140
Graco, Inc.		227		18,957
GrafTech International Ltd.(1)		46		40
Graham Corp.(1)		2		56
Granite Construction, Inc.		7		535
Griffon Corp.		8		551
H&E Equipment Services, Inc.		6		551
Hayward Holdings, Inc.(1)		674		9,376
Heartland Express, Inc.		4		33
HEICO Corp.		8		2,160
HEICO Corp. - Class A		87		18,379
Helios Technologies, Inc.		4		141
Herc Holdings, Inc.		6		738
Hillenbrand, Inc.		5		111
Hillman Solutions Corp.(1)		1,028		9,039
Himalaya Shipping Ltd.(1)		6		33
HireQuest, Inc.		1		7
HNI Corp.		4		195
Howmet Aerospace, Inc.		158		20,458
Hubbell, Inc. - Class B		68		22,489
Hudson Technologies, Inc.(1)		1		7
Huron Consulting Group, Inc.(1)		3		488
Hyster-Yale, Inc.		1		56
ICF International, Inc.		4		311
IDEX Corp.		218		39,451
IES Holdings, Inc.(1)		2		265
Ingersoll Rand, Inc.		235		18,774
Innodata, Inc.(1)		5		190
Insperity, Inc.		7		626
Insteel Industries, Inc.		2		40
Interface, Inc. - Class A		1		20
Intuitive Machines, Inc. - Class A(1)(2)		0		4
Janus International Group, Inc.(1)		27		192
JB Hunt Transport Services, Inc.		32		4,708
JBT Marel Corp.		47		5,766
JELD-WEN Holding, Inc.(1)		6		34
Joby Aviation, Inc.(1)		84		508
Kadant, Inc.		2		772
Karat Packaging, Inc.		1		35
KBR, Inc.		2		113
Kforce, Inc.		4		178
Korn Ferry		59		3,976
Kornit Digital Ltd.(1)		185		3,537
Kratos Defense & Security Solutions, Inc.(1)		646		19,169
Landstar System, Inc.		37		5,559
LanzaTech Global, Inc.(1)		25		6
Legalzoom.com, Inc.(1)		25		215
Lennox International, Inc.		6		3,288
Leonardo DRS, Inc.		257		8,438
Limbach Holdings, Inc.(1)		2		147
Lincoln Electric Holdings, Inc.		114		21,533
Lindsay Corp.		1		134
Liquidity Services, Inc.(1)		4		129
Loar Holdings, Inc.(1)		6		412
LSI Industries, Inc.		4		67
Lyft, Inc. - Class A(1)		47		562

	$		$
Marten Transport Ltd.		2		32
Maximus, Inc.		72		4,932
Mayville Engineering Co., Inc.(1)(2)		0		4
McGrath RentCorp		5		532
Miller Industries, Inc.(2)		0		5
Montrose Environmental Group, Inc.(1)		6		90
Moog, Inc. - Class A		30		5,148
MSA Safety, Inc.		184		26,991
Mueller Industries, Inc.		20		1,538
Mueller Water Products, Inc. - Class A		207		5,253
MYR Group, Inc.(1)		3		351
NANO Nuclear Energy, Inc.(1)		1		20
NEXTracker, Inc. - Class A(1)		178		7,510
Nordson Corp.		166		33,486
Northwest Pipe Co.(1)(2)		0		10
NuScale Power Corp.(1)		18		249
NV5 Global, Inc.(1)		2		39
nVent Electric Plc		370		19,395
Old Dominion Freight Line, Inc.		35		5,848
Omega Flex, Inc.		1		26
Orion Group Holdings, Inc.(1)		1		5
Park Aerospace Corp.		2		23
Parsons Corp.(1)		247		14,598
Paychex, Inc.		21		3,263
Paycom Software, Inc.		6		1,276
Paycor HCM, Inc.(1)		1		32
Paylocity Holding Corp.(1)		66		12,309
Perma-Fix Environmental Services, Inc.(1)		4		26
Pitney Bowes, Inc.		9		84
Plug Power, Inc.(1)		12		17
Powell Industries, Inc.		25		4,306
Preformed Line Products Co.(2)		0		5
Primoris Services Corp.		264		15,148
Proficient Auto Logistics, Inc.(1)		1		11
Pursuit Attractions & Hospitality, Inc.(1)		4		140
Quad/Graphics, Inc.		4		19
Quanta Services, Inc.		95		24,131
Quest Resource Holding Corp.(1)		3		8
RBC Bearings, Inc.(1)		108		34,664
Redwire Corp.(1)		1		11
Resolute Holdings Management, Inc.(1)(2)		0		12
REV Group, Inc.		8		246
Rocket Lab USA, Inc.(1)		196		3,510
Rockwell Automation, Inc.		167		43,246
Rollins, Inc.		51		2,755
RXO, Inc.(1)		486		9,275
Saia, Inc.(1)		95		33,328
SES AI Corp.(1)		2		1
Shoals Technologies Group, Inc. - Class A(1)		33		108
Shyft Group, Inc.		1		4
Simpson Manufacturing Co., Inc.		51		8,075
SiteOne Landscape Supply, Inc.(1)		71		8,672
Sky Harbour Group Corp. - Class A(1)		2		28
SolarMax Technology, Inc.(1)		2		3
Solidion Technology, Inc.(1)		12		1
Spire Global, Inc.(1)		5		38
Spirit AeroSystems Holdings, Inc. - Class A(1)		3		93
SPX Technologies, Inc.(1)		87		11,256
Standardaero, Inc.(1)		6		166
Standex International Corp.		58		9,291
Sterling Infrastructure, Inc.(1)		6		655
Sun Country Airlines Holdings, Inc.(1)		4		49
Taylor Devices, Inc.(1)		1		19
Tecnoglass, Inc.		93		6,688
Tennant Co.		2		130
Tetra Tech, Inc.		11		312

	$		$
Thermon Group Holdings, Inc.(1)		1		18
Toro Co.		300		21,789
Transcat, Inc.(1)		2		135
TransUnion		2		171
Trex Co., Inc.(1)		113		6,548
TriNet Group, Inc.		6		496
Trinity Industries, Inc.		15		412
UFP Industries, Inc.		7		706
U-Haul Holding Co.(1)		1		54
U-Haul Holding Co. - Class B		8		461
UL Solutions, Inc. - Class A		157		8,875
UniFirst Corp.		33		5,822
United Rentals, Inc.		3		1,826
Universal Logistics Holdings, Inc.(2)		0		12
Upwork, Inc.(1)		24		319
Veralto Corp.		340		33,162
Verisk Analytics, Inc. - Class A		126		37,540
Verra Mobility Corp. - Class A(1)		32		723
Vertiv Holdings Co. - Class A		174		12,546
Vicor Corp.(1)		2		117
Virco Mfg. Corp.		1		5
Virgin Galactic Holdings, Inc.(1)		1		2
VirTra, Inc.(1)		2		8
VSE Corp.		1		61
Watts Water Technologies, Inc. - Class A		21		4,203
Werner Enterprises, Inc.		2		45
Wheels Up Experience, Inc.(1)		18		18
WillScot Holdings Corp. - Class A		10		270
WNS Holdings Ltd.(1)		8		518
Worthington Enterprises, Inc.		5		273
WW Grainger, Inc.		27		26,590
Xometry, Inc. - Class A(1)		9		212
XPO, Inc.(1)		21		2,251
Xylem, Inc.		608		72,599
Zurn Elkay Water Solutions Corp.		274		9,042

Total Industrials				1,487,849

Information Technology – 22.09%
8x8, Inc.(1)		27		54
A10 Networks, Inc.		14		230
ACI Worldwide, Inc.(1)		184		10,073
ACM Research, Inc. - Class A(1)		7		162
Adeia, Inc.		18		239
Advanced Energy Industries, Inc.		7		698
Aehr Test Systems(1)		5		40
Agilysys, Inc.(1)		119		8,631
Airship AI Holdings, Inc.(1)		1		5
Akamai Technologies, Inc.(1)		162		13,041
Alarm.com Holdings, Inc.(1)		9		514
Alkami Technology, Inc.(1)		154		4,034
Ambarella, Inc.(1)		83		4,154
Amplitude, Inc. - Class A(1)		15		156
ANSYS, Inc.(1)		9		2,708
Appfolio, Inc. - Class A(1)		23		5,165
Appian Corp. - Class A(1)		8		227
Applied Digital Corp.(1)		27		151
AppLovin Corp. - Class A(1)		48		12,712
Arista Networks, Inc.(1)		202		15,630
Arlo Technologies, Inc.(1)		19		191
Arteris, Inc.(1)		5		37
Asana, Inc. - Class A(1)		16		233
ASGN, Inc.(1)		2		118
Astera Labs, Inc.(1)		54		3,210
Atlassian Corp. - Class A(1)		219		46,430
AudioEye, Inc.(1)		1		15
Aurora Innovation, Inc. - Class A(1)		101		679
Autodesk, Inc.(1)		33		8,639

	$		$
AvePoint, Inc.(1)		25		363
Axcelis Technologies, Inc.(1)		6		314
Backblaze, Inc. - Class A(1)		9		42
Badger Meter, Inc.		21		4,048
Belden, Inc.		4		426
Bentley Systems, Inc. - Class B		26		1,009
BigBear.ai Holdings, Inc.(1)		15		43
BigCommerce Holdings, Inc.(1)		14		80
BILL Holdings, Inc.(1)		5		215
Bitdeer Technologies Group - Class A(1)		145		1,281
Blackbaud, Inc.(1)		8		474
BlackLine, Inc.(1)		193		9,339
Blend Labs, Inc. - Class A(1)		47		159
Box, Inc. - Class A(1)		295		9,095
Braze, Inc. - Class A(1)		317		11,453
C3.ai, Inc. - Class A(1)		22		464
Calix, Inc.(1)		9		304
CCC Intelligent Solutions Holdings, Inc.(1)		2,910		26,277
CDW Corp.		12		1,979
CEVA, Inc.(1)		4		98
Ciena Corp.(1)		108		6,517
Cipher Mining, Inc.(1)		26		61
Cleanspark, Inc.(1)		54		364
Clear Secure, Inc. - Class A		17		450
Clearwater Analytics Holdings, Inc. - Class A(1)		996		26,702
Climb Global Solutions, Inc.		1		92
Cloudflare, Inc. - Class A(1)		144		16,224
Cognex Corp.		133		3,966
Coherent Corp.(1)		370		24,050
Commvault Systems, Inc.(1)		118		18,652
CompoSecure, Inc. - Class A		4		48
Confluent, Inc. - Class A(1)		2,248		52,699
Core Scientific, Inc.(1)		27		198
Corsair Gaming, Inc.(1)		2		16
Couchbase, Inc.(1)		8		125
CPI Card Group, Inc.(1)		1		29
Credo Technology Group Holding Ltd.(1)		74		2,967
CS Disco, Inc.(1)		4		15
CTS Corp.		5		191
CyberArk Software Ltd.(1)		180		60,999
Daily Journal Corp.(1)(2)		0		79
Daktronics, Inc.(1)		1		15
Datadog, Inc. - Class A(1)		197		19,501
Digimarc Corp.(1)		3		35
DigitalOcean Holdings, Inc.(1)		13		433
Diodes, Inc.(1)		1		41
Docusign, Inc. - Class A(1)		270		21,979
Domo, Inc. - Class B(1)		7		52
DoubleVerify Holdings, Inc. - Class Rights(1)		15		202
Dropbox, Inc. - Class A(1)		13		335
D-Wave Quantum, Inc.(1)		19		146
Dynatrace, Inc.(1)		138		6,520
eGain Corp.(1)		4		18
Elastic NV(1)		262		23,325
Endava Plc - ADR(1)		163		3,184
Enfusion, Inc. - Class A(1)		10		109
Enphase Energy, Inc.(1)		24		1,490
Entegris, Inc.		125		10,895
EPAM Systems, Inc.(1)		1		109
ePlus, Inc.(1)		3		213
EverCommerce, Inc.(1)		3		33
Everspin Technologies, Inc.(1)		4		19
Evolv Technologies Holdings, Inc.(1)		27		84
Extreme Networks, Inc.(1)		13		176
Fabrinet(1)		96		18,962
Fair Isaac Corp.(1)		11		19,367

	$		$
Fastly, Inc. - Class A(1)		21		132
Five9, Inc.(1)		14		367
FormFactor, Inc.(1)		15		429
Freshworks, Inc. - Class A(1)		465		6,559
Gartner, Inc.(1)		14		5,785
GCT Semiconductor Holding, Inc.(1)		3		4
Gitlab, Inc. - Class A(1)		1,240		58,272
Globant SA(1)		43		5,018
GoDaddy, Inc. - Class A(1)		124		22,426
Grid Dynamics Holdings, Inc.(1)		9		142
Guidewire Software, Inc.(1)		390		73,041
Hackett Group, Inc.		4		129
Harmonic, Inc.(1)		21		205
HP, Inc.		42		1,162
HubSpot, Inc.(1)		53		30,249
I3 Verticals, Inc. - Class A(1)(2)		0		5
Ichor Holdings Ltd.(1)		2		45
Impinj, Inc.(1)		4		407
indie Semiconductor, Inc. - Class A(1)		10		20
Ingram Micro Holding Corp.		1		17
Insight Enterprises, Inc.(1)		5		798
Intapp, Inc.(1)		10		606
InterDigital, Inc.		5		1,019
IonQ, Inc.(1)		40		876
Itron, Inc.(1)		89		9,326
Jabil, Inc.		2		224
Jamf Holding Corp.(1)		16		198
JFrog Ltd.(1)		293		9,390
Kaltura, Inc.(1)		20		38
Knowles Corp.(1)		475		7,223
Kulicke & Soffa Industries, Inc.		10		335
Lattice Semiconductor Corp.(1)		1,043		54,680
Life360, Inc.(1)		78		2,976
Lightwave Logic, Inc.(1)		24		25
Littelfuse, Inc.		36		7,061
LiveRamp Holdings, Inc.(1)		13		327
MACOM Technology Solutions Holdings, Inc.(1)		400		40,192
Manhattan Associates, Inc.(1)		67		11,576
MARA Holdings, Inc.(1)		55		628
Marvell Technology, Inc.		314		19,322
MaxLinear, Inc. - Class A(1)		15		163
MeridianLink, Inc.(1)		4		70
Microchip Technology, Inc.		104		5,031
MicroStrategy, Inc. - Class A(1)		3		772
MicroVision, Inc.(1)		22		28
Mirion Technologies, Inc. - Class A(1)		1,093		15,851
Mitek Systems, Inc.(1)		9		74
MKS Instruments, Inc.		77		6,142
Monday.com Ltd.(1)		81		19,755
MongoDB, Inc. - Class A(1)		160		28,080
Monolithic Power Systems, Inc.		61		35,565
N-able, Inc.(1)		14		102
Napco Security Technologies, Inc.		7		156
Navitas Semiconductor Corp. - Class A(1)		3		7
nCino, Inc.(1)		213		5,864
NCR Voyix Corp.(1)		26		252
NetApp, Inc.		17		1,467
NextNav, Inc.(1)		16		191
nLight, Inc.(1)		1		4
Novanta, Inc.(1)		7		897
Nutanix, Inc. - Class A(1)		1,168		81,536
NVE Corp.		1		59
Okta, Inc. - Class A(1)		489		51,411
Olo, Inc. - Class A(1)		10		61
OneSpan, Inc.		7		102
Onto Innovation, Inc.(1)		144		17,494

	$		$
Ooma, Inc.(1)		1		9
OSI Systems, Inc.(1)		3		570
Ouster, Inc.(1)		1		13
PagerDuty, Inc.(1)		17		308
Palantir Technologies, Inc. - Class A(1)		377		31,797
Palo Alto Networks, Inc.(1)		144		24,572
PAR Technology Corp.(1)		6		376
PDF Solutions, Inc.(1)		6		116
Pegasystems, Inc.		8		574
Photronics, Inc.(1)		4		84
Plexus Corp.(1)		2		200
Porch Group, Inc.(1)		16		114
Power Integrations, Inc.		129		6,504
Procore Technologies, Inc.(1)		292		19,248
Progress Software Corp.		8		427
PROS Holdings, Inc.(1)		411		7,816
PTC, Inc.(1)		76		11,711
Pure Storage, Inc. - Class A(1)		1,593		70,542
Q2 Holdings, Inc.(1)		140		11,197
Qualys, Inc.(1)		7		912
QuickLogic Corp.(1)		3		14
Rambus, Inc.(1)		21		1,081
Rapid7, Inc.(1)		12		327
Red Violet, Inc.		2		78
Rekor Systems, Inc.(1)		12		11
ReposiTrak, Inc.		2		46
Rimini Street, Inc.(1)		1		5
RingCentral, Inc. - Class A(1)		15		363
Riot Platforms, Inc.(1)		8		57
SailPoint, Inc.(1)		200		3,745
Samsara, Inc. - Class A(1)		356		13,661
Sapiens International Corp. NV		6		166
SEMrush Holdings, Inc. - Class A(1)		7		66
Semtech Corp.(1)		256		8,813
SentinelOne, Inc. - Class A(1)		329		5,983
ServiceTitan, Inc. - Class A(1)		66		6,295
Shopify, Inc. - Class A(1)		384		36,598
Silicon Laboratories, Inc.(1)		116		13,040
Silvaco Group, Inc.(1)		1		4
SimilarWeb Ltd.(1)		264		2,180
SiTime Corp.(1)		4		556
SkyWater Technology, Inc.(1)		5		37
Snowflake, Inc. - Class A(1)		179		26,112
SoundHound AI, Inc. - Class A(1)		63		515
SoundThinking, Inc.(1)		2		30
Sprinklr, Inc. - Class A(1)		23		190
Sprout Social, Inc. - Class A(1)		10		214
SPS Commerce, Inc.(1)		7		978
Super Micro Computer, Inc.(1)		91		3,103
Synaptics, Inc.(1)		1		40
Synopsys, Inc.(1)		126		53,898
Teledyne Technologies, Inc.(1)		39		19,404
Tenable Holdings, Inc.(1)		170		5,940
Teradata Corp.(1)		17		391
Teradyne, Inc.		26		2,148
Terawulf, Inc.(1)		48		132
Tucows, Inc. - Class A(1)		2		29
Turtle Beach Corp.(1)		2		28
Twilio, Inc. - Class A(1)		203		19,858
Tyler Technologies, Inc.(1)		148		86,189
Ubiquiti, Inc.(2)		0		105
UiPath, Inc. - Class A(1)		66		684
Ultra Clean Holdings, Inc.(1)		9		185
Unity Software, Inc.(1)		147		2,879
Universal Display Corp.		4		593
Varonis Systems, Inc. - Class B(1)		547		22,145

	$		$
Veeco Instruments, Inc.(1)		328		6,595
VeriSign, Inc.(1)		1		255
Vertex, Inc. - Class A(1)		11		378
Viant Technology, Inc. - Class A(1)		3		38
Weave Communications, Inc.(1)		8		85
Wix.com Ltd.(1)		55		8,996
WM Technology, Inc.(1)		16		18
Workday, Inc. - Class A(1)		179		41,802
Workiva, Inc. - Class A(1)		10		758
Yext, Inc.(1)		21		130
Zebra Technologies Corp. - Class A(1)		2		563
Zeta Global Holdings Corp. - Class A(1)		128		1,736
Zscaler, Inc.(1)		356		70,724

Total Information Technology				1,847,778

Materials – 1.47%
Alamos Gold, Inc. - Class A		339		9,066
Alpha Metallurgical Resources, Inc.(1)		2		269
Ardagh Metal Packaging SA		27		82
Arq, Inc.(1)		1		3
Ashland, Inc.		110		6,509
ASP Isotopes, Inc.(1)		11		50
Aspen Aerogels, Inc.(1)		3		21
Avery Dennison Corp.		6		983
Avient Corp.		174		6,476
Balchem Corp.		96		15,995
Cabot Corp.		10		864
Carpenter Technology Corp.		138		24,957
Celanese Corp. - Class A		5		285
Century Aluminum Co.(1)		10		191
Chemours Co.		2		28
Cleveland-Cliffs, Inc.(1)		29		236
Constellium SE - Class A(1)		25		256
Contango ORE, Inc.(1)		1		9
Critical Metals Corp.(1)		2		2
Dakota Gold Corp.(1)		9		23
Eagle Materials, Inc.		5		1,026
Hawkins, Inc.		4		402
HB Fuller Co.		3		171
Ingevity Corp.(1)		7		282
Innospec, Inc.		103		9,737
Ivanhoe Electric, Inc.(1)		16		94
Kaiser Aluminum Corp.		3		175
Knife River Corp.(1)		11		1,005
Louisiana-Pacific Corp.		8		744
MAC Copper Ltd. - Class A(1)		3		28
Martin Marietta Materials, Inc.		1		299
Materion Corp.		4		311
Mosaic Co.		209		5,641
Myers Industries, Inc.		8		89
Northern Technologies International Corp.		2		16
Orion SA		11		142
Pactiv Evergreen, Inc.		1		16
Perpetua Resources Corp.(1)		8		87
Piedmont Lithium, Inc.(1)		1		7
PureCycle Technologies, Inc.(1)		5		32
Quaker Chemical Corp.		3		333
Ramaco Resources, Inc. - Class A		5		44
Ramaco Resources, Inc. - Class B		1		5
Royal Gold, Inc.		96		15,728
RPM International, Inc.		5		606
Sealed Air Corp.		1		42
Sensient Technologies Corp.		93		6,885
Silgan Holdings, Inc.		166		8,475
Smith-Midland Corp.(1)		1		27
Stepan Co.(2)		0		23
Sylvamo Corp.		2		102

	$		$
Titan America SA(1)		197		2,658
United States Lime & Minerals, Inc.		2		180
Vulcan Materials Co.		6		1,455

Total Materials				123,172

Real Estate – 1.55%
Agree Realty Corp.		101		7,808
Alexander’s, Inc.(2)		0		90
Apartment Investment & Management Co. - Class A		13		112
Armada Hoffler Properties, Inc.		1		10
CareTrust REIT, Inc.		392		11,208
CBL & Associates Properties, Inc.		3		77
CBRE Group, Inc. - Class A(1)		217		28,377
Clipper Realty, Inc.		2		8
Community Healthcare Trust, Inc.		1		10
Compass, Inc. - Class A(1)		1,976		17,255
COPT Defense Properties		283		7,708
CoStar Group, Inc.(1)		225		17,788
eXp World Holdings, Inc.		16		158
FirstService Corp.		47		7,846
Forestar Group, Inc.(1)(2)		0		9
Gladstone Commercial Corp.		1		22
Iron Mountain, Inc.		30		2,616
Jones Lang LaSalle, Inc.(1)		3		664
Lamar Advertising Co. - Class A		4		450
Maui Land & Pineapple Co., Inc.(1)		1		24
National Storage Affiliates Trust		104		4,082
NETSTREIT Corp.		3		47
Newmark Group, Inc. - Class A		254		3,093
Offerpad Solutions, Inc.(1)		1		2
Opendoor Technologies, Inc.(1)		6		6
Outfront Media, Inc.		11		182
Phillips Edison & Co., Inc.		4		132
Postal Realty Trust, Inc. - Class A		1		17
Real Brokerage, Inc.(1)		19		79
Redfin Corp.(1)		24		217
Ryman Hospitality Properties, Inc.		12		1,054
Saul Centers, Inc.		2		67
Simon Property Group, Inc.		15		2,520
St Joe Co.		7		327
Strawberry Fields REIT, Inc.		2		19
Tanger, Inc.		8		278
Terreno Realty Corp.		118		7,457
UMH Properties, Inc.		2		37
Universal Health Realty Income Trust		2		88
Zillow Group, Inc. - Class A(1)		119		7,981

Total Real Estate				129,925

Utilities – 0.12%
American States Water Co.		4		331
Cadiz, Inc.(1)		9		26
California Water Service Group		3		146
Consolidated Water Co. Ltd.		1		19
Genie Energy Ltd. - Class B		1		17
Global Water Resources, Inc.		2		22
MGE Energy, Inc.		3		283
Middlesex Water Co.(2)		0		26
Montauk Renewables, Inc.(1)		13		28
NRG Energy, Inc.		15		1,453
Otter Tail Corp.		4		291
Vistra Corp.		62		7,288
York Water Co.(2)		0		16

Total Utilities				9,946

Total Common Stocks (Cost: $6,929,582)				8,117,500

WARRANTS – 0.00%(3)
Healthcare – 0.00%(3)
Pulse Biosciences, Inc., expires 06/27/2029(1)(2)(5)		0		0

	$		$

Total Healthcare				0

Total Warrants (Cost: $0)				0

SHORT-TERM INVESTMENTS – 2.62%
Money Market Funds – 2.57%
Goldman Sachs Financial Square Government Fund - Class I, 4.25%(4)		215,549		215,549

Total Money Market Funds (Cost: $215,549)				215,549

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.05%
JP Morgan, New York, 3.83% due 04/01/2025		$3,796		3,796
Royal Bank of Canada, Toronto, 3.83% due 04/01/2025		59		59

Total Time Deposits (Cost: $3,855)				3,855

Total Short-Term Investments (Cost: $219,404)				219,404

TOTAL INVESTMENTS IN SECURITIES – 99.69% (Cost: $7,148,986)				8,336,904

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.31%				25,570

TOTAL NET ASSETS – 100.00%				$8,362,474

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $14, which represents 0.00% of total net assets.
(6)	Security that is restricted at March 31, 2025. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
11	E-mini Russell 2000 Future	Jun. 2025	$1,150	$1,116	$(34)
6	S&P 500 E-mini Future	Jun. 2025	1,716	1,696	(20)
2	S&P MidCap 400 E-mini Future	Jun. 2025	600	588	(12)

					$(66)

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

March 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	$		$
	Shares (000s)		Value (000s)
COMMON STOCKS – 97.46%
Communication Services – 1.16%
Advantage Solutions, Inc.(1)		49		$74
AMC Entertainment Holdings, Inc. - Class A(1)		188		540
AMC Networks, Inc. - Class A(1)		82		565
Anterix, Inc.(1)		1		21
AST SpaceMobile, Inc. - Class A(1)		139		3,171
ATN International, Inc.		5		102
Bandwidth, Inc. - Class A(1)		1		19
Boston Omaha Corp. - Class A(1)		10		149
Bumble, Inc. - Class A(1)		36		155
Cable One, Inc.		19		5,093
Cars.com, Inc.(1)		31		352
Charter Communications, Inc. - Class A(1)		3		974
Cinemark Holdings, Inc.		11		279
Clear Channel Outdoor Holdings, Inc. - Class A(1)		142		158
EchoStar Corp. - Class A(1)		57		1,459
Electronic Arts, Inc.		8		1,092
Emerald Holding, Inc.		7		29
Entravision Communications Corp. - Class A		690		1,450
ESC GCI Liberty, Inc.(1)(2)(5)		3		—
Eventbrite, Inc. - Class A(1)		3		7
EW Scripps Co. - Class A(1)		27		81
Fox Corp. - Class A		275		15,577
Fox Corp. - Class B		4		195
Frontier Communications Parent, Inc.(1)		7		249
fuboTV, Inc.(1)		141		411
Gannett Co., Inc.(1)		68		197
Globalstar, Inc.(1)		3		67
Gogo, Inc.(1)		17		145
Gray Media, Inc.		40		173
IAC, Inc.(1)		2		96
IDT Corp. - Class B		2		111
iHeartMedia, Inc. - Class A(1)		52		86
Integral Ad Science Holding Corp.(1)		31		248
Interpublic Group of Companies, Inc.		11		288
Iridium Communications, Inc.		3		83
John Wiley & Sons, Inc. - Class A		9		394
Liberty Broadband Corp. - Class A(1)(2)		0		37
Liberty Broadband Corp. - Class C(1)		2		198
Liberty Global Ltd. - Class A(1)		5		60
Liberty Global Ltd. - Class C(1)		4		51
Liberty Latin America Ltd. - Class A(1)		17		105
Liberty Latin America Ltd. - Class C(1)		57		355
Liberty Media Corp.-Liberty Formula One - Class A(1)(2)		0		29
Liberty Media Corp.-Liberty Formula One - Class C(1)		142		12,741
Liberty Media Corp.-Liberty Live - Class A(1)		1		39
Liberty Media Corp.-Liberty Live - Class C(1)		1		88
Lions Gate Entertainment Corp. - Class A(1)		32		283
Lions Gate Entertainment Corp. - Class B(1)		53		422
LiveOne, Inc.(1)		12		8
Lumen Technologies, Inc.(1)		472		1,852
Madison Square Garden Entertainment Corp. - Class A(1)		16		533
Madison Square Garden Sports Corp. - Class A(1)(2)		0		91
Magnite, Inc.(1)		7		75
Marcus Corp.		12		194
Match Group, Inc.		139		4,336
National CineMedia, Inc.(1)		33		191
New York Times Co. - Class A		5		230
News Corp. - Class A		11		295
News Corp. - Class B		3		101
Nexstar Media Group, Inc. - Class A		40		7,206
Nextdoor Holdings, Inc.(1)		79		122

	$		$
Omnicom Group, Inc.		6		459
Outbrain, Inc.(1)		19		73
Paramount Global - Class A(2)		0		4
Paramount Global - Class B		17		200
Playstudios, Inc.(1)		41		52
Playtika Holding Corp.		416		2,152
Reservoir Media, Inc.(1)		8		63
Roku, Inc. - Class A(1)		3		214
Scholastic Corp.		11		204
Shenandoah Telecommunications Co.		22		274
Shutterstock, Inc.		96		1,790
Sirius XM Holdings, Inc.		152		3,429
Sphere Entertainment Co.(1)		13		411
Spok Holdings, Inc.		8		135
Stagwell, Inc. - Class A(1)		35		211
Take-Two Interactive Software, Inc.(1)		5		1,022
TEGNA, Inc.		288		5,243
Telephone & Data Systems, Inc.		46		1,779
Thryv Holdings, Inc.(1)		461		5,899
TKO Group Holdings, Inc. - Class A		2		302
Townsquare Media, Inc. - Class A		48		391
TripAdvisor, Inc.(1)		3		39
TrueCar, Inc.(1)		42		66
Trump Media & Technology Group Corp.(1)		1		12
Vimeo, Inc.(1)		70		367
Warner Bros Discovery, Inc.(1)		69		743
Webtoon Entertainment, Inc.(1)		4		31
WideOpenWest, Inc.(1)		24		121
Yelp, Inc. - Class A(1)		104		3,866
Ziff Davis, Inc.(1)		20		742
ZoomInfo Technologies, Inc. - Class A(1)		8		80

Total Communication Services				94,106

Consumer Discretionary – 10.65%
1-800-Flowers.com, Inc. - Class A(1)		9		52
1stdibs.com, Inc.(1)		9		26
Academy Sports & Outdoors, Inc.		24		1,073
Accel Entertainment, Inc. - Class A(1)		138		1,371
Adient Plc(1)		40		514
ADT, Inc.		10		85
Adtalem Global Education, Inc.(1)		14		1,447
Advance Auto Parts, Inc.		2		65
aka Brands Holding Corp.(1)		1		9
A-Mark Precious Metals, Inc.		108		2,732
Amer Sports, Inc.(1)		2		47
American Axle & Manufacturing Holdings, Inc.(1)		52		213
American Eagle Outfitters, Inc.		1,159		13,470
American Public Education, Inc.(1)		7		147
America’s Car-Mart, Inc.(1)		3		151
AMMO, Inc.(1)		39		54
Aptiv Plc(1)		7		402
Aramark		8		261
Arhaus, Inc. - Class A(1)		4		30
Arko Corp.		35		137
Asbury Automotive Group, Inc.(1)		53		11,631
AutoNation, Inc.(1)		1		119
AutoZone, Inc.(1)		24		91,357
BARK, Inc.(1)		63		88
Bath & Body Works, Inc.		6		192
Beazer Homes USA, Inc.(1)		14		276
Best Buy Co., Inc.		74		5,413
Beyond, Inc.(1)		22		125
Biglari Holdings, Inc. - Class B(1)(2)		0		71
Birkenstock Holding Plc(1)		1		49
BJ’s Restaurants, Inc.(1)		4		129
Bloomin’ Brands, Inc.		284		2,037
BorgWarner, Inc.		211		6,035
Boyd Gaming Corp.		290		19,073
Bright Horizons Family Solutions, Inc.(1)		1		176
Brinker International, Inc.(1)		2		305
BRP, Inc.		83		2,801

	$		$
Brunswick Corp.		230		12,404
Caesars Entertainment, Inc.(1)		6		150
Caleres, Inc.		11		193
Canada Goose Holdings, Inc.(1)		443		3,524
Capri Holdings Ltd.(1)		165		3,254
CarMax, Inc.(1)		100		7,821
Carnival Corp.(1)		333		6,507
Carriage Services, Inc. - Class A		1		52
Carter’s, Inc.		1		42
Carvana Co. - Class A(1)		2		423
Century Communities, Inc.		11		764
Champion Homes, Inc.(1)		131		12,394
Chegg, Inc.(1)		54		35
Choice Hotels International, Inc.(2)		0		16
Churchill Downs, Inc.		113		12,513
Citi Trends, Inc.(1)		3		64
Clarus Corp.		13		48
Columbia Sportswear Co.		1		69
Cooper-Standard Holdings, Inc.(1)		8		117
Cracker Barrel Old Country Store, Inc.		8		321
Cricut, Inc. - Class A		4		23
Crocs, Inc.(1)		42		4,497
Dana, Inc.		611		8,148
Darden Restaurants, Inc.		44		9,079
Denny’s Corp.(1)		6		23
Designer Brands, Inc. - Class A		18		65
Despegar.com Corp.(1)		29		537
Destination XL Group, Inc.(1)		28		41
Dick’s Sporting Goods, Inc.		97		19,613
Dillard’s, Inc. - Class A(2)		0		32
Dine Brands Global, Inc.		31		724
Domino’s Pizza, Inc.		60		27,624
Dorman Products, Inc.(1)		71		8,549
DR Horton, Inc.		66		8,374
Dutch Bros, Inc. - Class A(1)		2		117
eBay, Inc.		538		36,453
El Pollo Loco Holdings, Inc.(1)		13		132
Escalade, Inc.		5		70
Ethan Allen Interiors, Inc.		11		291
Etsy, Inc.(1)		1		54
European Wax Center, Inc. - Class A(1)		1		3
Everi Holdings, Inc.(1)		18		241
EVgo, Inc. - Class A(1)		52		138
Figs, Inc. - Class A(1)		56		255
Five Below, Inc.(1)(2)		0		23
Flexsteel Industries, Inc.		2		87
Floor & Decor Holdings, Inc. - Class A(1)		2		156
Foot Locker, Inc.(1)		39		554
Ford Motor Co.		316		3,173
Fox Factory Holding Corp.(1)		19		452
Frontdoor, Inc.(1)		296		11,370
Full House Resorts, Inc.(1)		16		68
Funko, Inc. - Class A(1)		15		104
GameStop Corp. - Class A(1)		11		252
Gap, Inc.		260		5,356
Garmin Ltd.		4		961
General Motors Co.		248		11,659
Genesco, Inc.(1)		4		76
Gentex Corp.		391		9,121
Genuine Parts Co.		4		473
G-III Apparel Group Ltd.(1)		78		2,129
Global Business Travel Group I(1)		10		70
Golden Entertainment, Inc.		9		240
Goodyear Tire & Rubber Co.(1)		279		2,579
GoPro, Inc. - Class A(1)		64		42
Graham Holdings Co. - Class B		2		1,453
Grand Canyon Education, Inc.(1)		55		9,580
Green Brick Partners, Inc.(1)		10		604
Group 1 Automotive, Inc.		15		5,772
Groupon, Inc. - Class A(1)		5		98

	$		$
GrowGeneration Corp.(1)		29		31
H&R Block, Inc.		376		20,627
Hamilton Beach Brands Holding Co. - Class A		4		75
Harley-Davidson, Inc.		423		10,689
Hasbro, Inc.		121		7,445
Haverty Furniture Companies, Inc.		7		133
Helen of Troy Ltd.(1)		11		572
Hilton Worldwide Holdings, Inc.		3		756
Holley, Inc.(1)		12		30
Hooker Furnishings Corp.		5		46
Hovnanian Enterprises, Inc. - Class A(1)		2		222
Hyatt Hotels Corp. - Class A		1		121
Installed Building Products, Inc.		57		9,836
International Game Technology Plc		475		7,729
iRobot Corp.(1)		15		40
J Jill, Inc.(2)		0		5
Jack in the Box, Inc.		37		998
JAKKS Pacific, Inc.		4		103
Johnson Outdoors, Inc. - Class A		2		44
KB Home		78		4,553
KinderCare Learning Companies, Inc.(1)		232		2,686
Kohl’s Corp.		3		25
Lands’ End, Inc.(1)		7		71
Landsea Homes Corp.(1)		12		80
Latham Group, Inc.(1)		19		120
Laureate Education, Inc. - Class A(1)		12		252
La-Z-Boy, Inc.		431		16,839
Lear Corp.		72		6,381
Legacy Housing Corp.(1)		5		121
Leggett & Platt, Inc.		4		31
Lennar Corp. - Class A		26		2,983
Lennar Corp. - Class B(2)		0		35
Leslie’s, Inc.(1)		32		23
LGI Homes, Inc.(1)		9		589
Life Time Group Holdings, Inc.(1)		39		1,190
Lifetime Brands, Inc.		6		28
Lincoln Educational Services Corp.(1)		12		189
Lindblad Expeditions Holdings, Inc.(1)		5		46
Lithia Motors, Inc. - Class A		1		222
LKQ Corp.		441		18,752
Lovesac Co.(1)		3		55
Lucid Group, Inc. - Class A(1)		29		70
Luminar Technologies, Inc. - Class A(1)		1		7
M/I Homes, Inc.(1)		37		4,266
Macy’s, Inc.		142		1,778
Malibu Boats, Inc. - Class A(1)		9		278
Marine Products Corp.		2		15
MarineMax, Inc.(1)		179		3,853
Marriott Vacations Worldwide Corp.		1		65
MasterCraft Boat Holdings, Inc.(1)		7		126
Mattel, Inc.(1)		209		4,069
Meritage Homes Corp.		86		6,078
MGM Resorts International(1)		134		3,977
Mister Car Wash, Inc.(1)		6		47
Mohawk Industries, Inc.(1)		22		2,513
Monro, Inc.		13		195
Movado Group, Inc.		7		119
National Vision Holdings, Inc.(1)		34		439
Newell Brands, Inc.		1,014		6,288
Nordstrom, Inc.		3		70
NVR, Inc.(1)		4		32,078
ODP Corp.(1)		83		1,184
Ollie’s Bargain Outlet Holdings, Inc.(1)		2		200
OneWater Marine, Inc. - Class A(1)		141		2,289
Oxford Industries, Inc.		159		9,318
Papa John’s International, Inc.		4		182
Patrick Industries, Inc.		218		18,400
Peloton Interactive, Inc. - Class A(1)		11		72
Penn Entertainment, Inc.(1)		4		69
Penske Automotive Group, Inc.		42		6,070

	$		$
Perdoceo Education Corp.		27		668
Petco Health & Wellness Co., Inc. - Class A(1)		43		133
Phinia, Inc.		70		2,975
Planet Fitness, Inc. - Class A(1)		1		108
Polaris, Inc.		2		62
Portillo’s, Inc. - Class A(1)		6		70
PulteGroup, Inc.		116		11,971
Purple Innovation, Inc. - Class A(1)		26		20
PVH Corp.		111		7,164
QuantumScape Corp. - Class A(1)		11		46
Ralph Lauren Corp. - Class A		64		14,073
RCI Hospitality Holdings, Inc.		2		83
RealReal, Inc.(1)		14		74
Red Rock Resorts, Inc. - Class A		755		32,745
RH(1)(2)		0		79
Rivian Automotive, Inc. - Class A(1)		24		301
Rocky Brands, Inc.		2		37
Ross Stores, Inc.		110		14,036
Royal Caribbean Cruises Ltd.		35		7,118
RumbleON, Inc. - Class B(1)		7		20
Sabre Corp.(1)		141		397
Sally Beauty Holdings, Inc.(1)		47		424
Service Corp. International		4		320
SharkNinja, Inc.(1)		1		125
Shoe Carnival, Inc.		8		182
Signet Jewelers Ltd.		19		1,126
Six Flags Entertainment Corp.		11		395
Skechers USA, Inc. - Class A(1)		271		15,371
Sleep Number Corp.(1)		10		62
Smith & Wesson Brands, Inc.		20		185
Smith Douglas Homes Corp. - Class A(1)		117		2,288
Solid Power, Inc.(1)		73		77
Solo Brands, Inc. - Class A(1)		43		7
Somnigroup International, Inc.		345		20,659
Sonic Automotive, Inc. - Class A		5		287
Sonos, Inc.(1)		6		65
Standard Motor Products, Inc.		10		239
Stitch Fix, Inc. - Class A(1)		47		152
Stoneridge, Inc.(1)		12		55
Strategic Education, Inc.		10		864
Sturm Ruger & Co., Inc.		5		203
Superior Group of Companies, Inc.		5		56
Tapestry, Inc.		7		469
Taylor Morrison Home Corp. - Class A(1)		113		6,812
Thor Industries, Inc.		1		109
ThredUp, Inc. - Class A(1)		29		70
Tile Shop Holdings, Inc.(1)		9		61
Tilly’s, Inc. - Class A(1)		4		10
Toll Brothers, Inc.		215		22,681
TopBuild Corp.(1)		26		7,804
Topgolf Callaway Brands Corp.(1)		65		431
Traeger, Inc.(1)		16		26
Travel + Leisure Co.		112		5,173
TRI Pointe Homes, Inc.(1)		31		991
Ulta Beauty, Inc.(1)(2)		0		64
Under Armour, Inc. - Class A(1)		5		30
Under Armour, Inc. - Class C(1)		939		5,585
United Parks & Resorts, Inc.(1)		1		51
Urban Outfitters, Inc.(1)		21		1,110
Vacasa, Inc. - Class A(1)		4		23
Vail Resorts, Inc.		23		3,693
Valvoline, Inc.(1)		154		5,358
Vera Bradley, Inc.(1)		11		26
VF Corp.		10		156
Victoria’s Secret & Co.(1)		28		520
Visteon Corp.(1)		225		17,451
Wayfair, Inc. - Class A(1)		3		88
Wendy’s Co.		2		35
Weyco Group, Inc.		3		80
Whirlpool Corp.		53		4,812

	$		$
Williams-Sonoma, Inc.		1		225
Winmark Corp.		1		417
Winnebago Industries, Inc.		13		462
Wyndham Hotels & Resorts, Inc.		122		11,080
Wynn Resorts Ltd.		3		222
YETI Holdings, Inc.(1)		2		55
Yum! Brands, Inc.		5		776
Zumiez, Inc.(1)		122		1,818

Total Consumer Discretionary				867,393

Consumer Staples – 5.52%
Albertsons Companies, Inc. - Class A		370		8,131
Alico, Inc.		3		96
Andersons, Inc.		14		586
Archer-Daniels-Midland Co.		123		5,926
B&G Foods, Inc.		35		242
BellRing Brands, Inc.(1)		4		273
BJ’s Wholesale Club Holdings, Inc.(1)		300		34,179
Boston Beer Co., Inc. - Class A(1)(2)		0		48
BRC, Inc. - Class A(1)		3		7
Brown-Forman Corp. - Class A		1		41
Brown-Forman Corp. - Class B		5		174
Bunge Global SA		68		5,174
Calavo Growers, Inc.		6		148
Cal-Maine Foods, Inc.		18		1,642
Casey’s General Stores, Inc.		1		383
Central Garden & Pet Co. - Class A(1)		5		181
Central Garden & Pet Co. - Class A(1)		309		10,099
Chefs’ Warehouse, Inc.(1)		85		4,649
Church & Dwight Co., Inc.		274		30,164
Coca-Cola Consolidated, Inc.		16		22,144
Coca-Cola Europacific Partners Plc		142		12,381
Conagra Brands, Inc.		202		5,390
Coty, Inc. - Class A(1)		11		62
Darling Ingredients, Inc.(1)		4		139
Dole Plc		35		506
Dollar General Corp.		6		552
Dollar Tree, Inc.(1)		6		430
Edgewell Personal Care Co.		283		8,846
Flowers Foods, Inc.		5		99
Fresh Del Monte Produce, Inc.		16		487
Freshpet, Inc.(1)		1		76
General Mills, Inc.		214		12,817
Grocery Outlet Holding Corp.(1)		3		38
Guardian Pharmacy Services, Inc. - Class A(1)		2		47
Hain Celestial Group, Inc.(1)		41		172
Herbalife Ltd.(1)		16		135
Hershey Co.		4		609
HF Foods Group, Inc.(1)		16		78
Honest Co., Inc.(1)		21		101
Hormel Foods Corp.		8		260
Ingles Markets, Inc. - Class A		7		429
Ingredion, Inc.		60		8,066
J.M. Smucker Co.		60		7,122
Kellanova		7		617
Kenvue, Inc.		55		1,314
Kraft Heinz Co.		212		6,454
Kroger Co.		331		22,425
Lamb Weston Holdings, Inc.		221		11,800
Lancaster Colony Corp.		96		16,725
Limoneira Co.		8		134
Maplebear, Inc.(1)		135		5,403
McCormick & Co., Inc.		7		591
Medifast, Inc.(1)		6		81
Mission Produce, Inc.(1)		17		179
Molson Coors Beverage Co. - Class B		222		13,483
Natural Grocers by Vitamin Cottage, Inc.		3		129
Nature’s Sunshine Products, Inc.(1)		4		54
Nomad Foods Ltd.		644		12,645
Nu Skin Enterprises, Inc. - Class A		23		168
Oil-Dri Corp. of America		4		161

	$		$
Olaplex Holdings, Inc.(1)		63		79
Performance Food Group Co.(1)		371		29,188
Pilgrim’s Pride Corp.(1)		1		58
Post Holdings, Inc.(1)		301		35,080
PriceSmart, Inc.		4		375
Primo Brands Corp. - Class A		508		18,029
Reynolds Consumer Products, Inc.		1		35
Seaboard Corp.(2)		0		16
Seneca Foods Corp. - Class A(1)		2		184
Simply Good Foods Co.(1)		520		17,947
Smithfield Foods, Inc.(1)		1		13
SpartanNash Co.		16		319
Spectrum Brands Holdings, Inc.		101		7,206
Sysco Corp.		435		32,631
The Campbell’s Co.		102		4,090
TreeHouse Foods, Inc.(1)		22		596
Turning Point Brands, Inc.		49		2,902
Tyson Foods, Inc. - Class A		8		512
United Natural Foods, Inc.(1)		27		747
Universal Corp.		11		628
US Foods Holding Corp.(1)		309		20,211
USANA Health Sciences, Inc.(1)		5		134
Utz Brands, Inc.		9		129
Village Super Market, Inc. - Class A		4		156
Waldencast Plc - Class A(1)		11		34
Walgreens Boots Alliance, Inc.		166		1,855
Weis Markets, Inc.		8		583

Total Consumer Staples				449,229

Energy – 6.11%
Aemetis, Inc.(1)		17		29
Amplify Energy Corp.(1)		19		70
Antero Midstream Corp.		6		109
Antero Resources Corp.(1)		301		12,185
APA Corp.		118		2,490
Ardmore Shipping Corp.		19		184
Aris Water Solutions, Inc. - Class A		12		370
Baker Hughes Co. - Class A		29		1,257
Berry Corp.		24		78
BKV Corp.(1)		5		111
Borr Drilling Ltd.(1)		109		239
Bristow Group, Inc.(1)		11		363
California Resources Corp.		73		3,190
Centrus Energy Corp. - Class A(1)		2		113
ChampionX Corp.		148		4,423
Cheniere Energy, Inc.		3		728
Chord Energy Corp.		209		23,597
Civitas Resources, Inc.		202		7,050
Clean Energy Fuels Corp.(1)		76		118
CNX Resources Corp.(1)		68		2,140
Comstock Resources, Inc.(1)		43		879
Core Natural Resources, Inc.		25		1,893
Coterra Energy, Inc.		454		13,127
Crescent Energy Co. - Class A		750		8,426
CVR Energy, Inc.		2		37
Delek U.S. Holdings, Inc.		22		327
Devon Energy Corp.		18		665
DHT Holdings, Inc.		62		651
Diamondback Energy, Inc.		253		40,379
Diversified Energy Co. Plc		20		277
DMC Global, Inc.(1)		6		52
Dorian LPG Ltd.		8		185
Drilling Tools International Corp.(1)		3		7
DT Midstream, Inc.		3		271
Encore Energy Corp.(1)		22		30
Energy Fuels, Inc.(1)		86		321
EQT Corp.		383		20,458
Evolution Petroleum Corp.		7		37
Excelerate Energy, Inc. - Class A		8		227
Expand Energy Corp.		7		734
Expro Group Holdings NV(1)		472		4,694

	$		$
FLEX LNG Ltd.		5		126
Flowco Holdings, Inc. - Class A(1)		164		4,214
Forum Energy Technologies, Inc.(1)		5		101
FutureFuel Corp.		12		48
Geospace Technologies Corp.(1)		5		40
Golar LNG Ltd.		46		1,754
Granite Ridge Resources, Inc.		24		146
Green Plains, Inc.(1)		29		140
Gulfport Energy Corp.(1)		3		524
Hallador Energy Co.(1)		12		143
Halliburton Co.		363		9,215
Helix Energy Solutions Group, Inc.(1)		54		448
Helmerich & Payne, Inc.		174		4,542
Hess Corp.		3		450
HF Sinclair Corp.		136		4,472
HighPeak Energy, Inc.		6		77
Infinity Natural Resources, Inc. - Class A(1)		74		1,394
Innovex International, Inc.(1)		16		294
International Seaways, Inc.		19		626
Kinder Morgan, Inc.		55		1,582
Kinetik Holdings, Inc. - Class A		16		840
Kodiak Gas Services, Inc.		15		571
Liberty Energy, Inc. - Class A		69		1,098
Mach Natural Resources LP		187		2,906
Magnolia Oil & Gas Corp. - Class A		1,010		25,508
Mammoth Energy Services, Inc.(1)		12		25
Marathon Petroleum Corp.		189		27,549
Matador Resources Co.		708		36,178
Murphy Oil Corp.		227		6,434
Nabors Industries Ltd.(1)		3		118
NACCO Industries, Inc. - Class A		2		62
Natural Gas Services Group, Inc.(1)		4		94
New Fortress Energy, Inc. - Class A		1		7
Noble Corp. Plc		22		524
Nordic American Tankers Ltd.		90		221
Northern Oil & Gas, Inc.		344		10,388
NOV, Inc.		228		3,468
NPK International, Inc.(1)		38		220
Oil States International, Inc.(1)		30		153
ONEOK, Inc.		83		8,223
Ovintiv, Inc.		8		322
Par Pacific Holdings, Inc.(1)		26		368
Patterson-UTI Energy, Inc.		181		1,487
PBF Energy, Inc. - Class A		47		899
Peabody Energy Corp.		57		778
Permian Resources Corp. - Class A		1,065		14,745
Phillips 66		123		15,149
Plains GP Holdings LP - Class A(1)		604		12,904
PrimeEnergy Resources Corp.(1)(2)		0		64
ProFrac Holding Corp. - Class A(1)		12		89
ProPetro Holding Corp.(1)		40		292
Range Resources Corp.		1,225		48,915
Ranger Energy Services, Inc. - Class A		8		108
REX American Resources Corp.(1)		5		204
Riley Exploration Permian, Inc.		5		137
Ring Energy, Inc.(1)		64		73
RPC, Inc.		39		217
SandRidge Energy, Inc.		15		168
Schlumberger NV		220		9,210
Scorpio Tankers, Inc.		91		3,412
SEACOR Marine Holdings, Inc.(1)		11		55
Seadrill Ltd.(1)		22		545
Select Water Solutions, Inc. - Class A		43		456
SFL Corp. Ltd. - Class B		48		391
Sitio Royalties Corp. - Class A		36		720
SM Energy Co.		45		1,342
Solaris Energy Infrastructure, Inc. - Class A		14		312
Talos Energy, Inc.(1)		68		659
TechnipFMC Plc		1,210		38,331
Teekay Corp. Ltd.		26		170

	$		$
Teekay Tankers Ltd. - Class A		11		424
Tidewater, Inc.(1)		138		5,836
Transocean Ltd.(1)		340		1,079
TXO Partners LP		69		1,327
Ur-Energy, Inc.(1)		11		8
VAALCO Energy, Inc.		44		164
Valaris Ltd.(1)		10		404
Valero Energy Corp.		26		3,368
Viper Energy, Inc. - Class A		213		9,636
Vital Energy, Inc.(1)		14		290
Vitesse Energy, Inc.		12		287
Weatherford International Plc		146		7,845
Williams Companies, Inc.		35		2,081
World Kinect Corp.		170		4,819

Total Energy				497,534

Financials – 22.54%
1st Source Corp.		9		525
Acacia Research Corp.(1)		16		51
ACNB Corp.		4		169
Advanced Flower Capital, Inc.		10		55
Affiliated Managers Group, Inc.		103		17,367
Affirm Holdings, Inc. - Class A(1)		7		338
Aflac, Inc.		51		5,693
AG Mortgage Investment Trust, Inc.		13		96
AGNC Investment Corp.		24		234
Alerus Financial Corp.		10		181
Allstate Corp.		185		38,256
Ally Financial, Inc.		188		6,853
AlTi Global, Inc.(1)		15		46
Amalgamated Financial Corp.		9		255
Ambac Financial Group, Inc.(1)		23		199
Amerant Bancorp, Inc. - Class A		18		362
American Coastal Insurance Corp.		7		79
American Financial Group, Inc.		32		4,266
American International Group, Inc.		619		53,792
Ameriprise Financial, Inc.		85		41,043
Ameris Bancorp		137		7,911
AMERISAFE, Inc.		5		273
Ames National Corp.		4		73
Angel Oak Mortgage REIT, Inc.		4		41
Annaly Capital Management, Inc.		88		1,785
Aon Plc - Class A		42		16,702
Apollo Commercial Real Estate Finance, Inc.		65		622
Arbor Realty Trust, Inc.		71		829
Arch Capital Group Ltd.		10		996
Ares Commercial Real Estate Corp.		27		125
Ares Management Corp. - Class A		23		3,321
ARMOUR Residential REIT, Inc.		26		453
Arrow Financial Corp.		8		216
Arthur J. Gallagher & Co.		57		19,838
Associated Banc-Corp.		325		7,330
Assurant, Inc.		2		319
Assured Guaranty Ltd.		1		127
Atlantic Union Bankshares Corp.		136		4,247
Atlanticus Holdings Corp.(1)		3		131
Axis Capital Holdings Ltd.		350		35,118
Axos Financial, Inc.(1)		84		5,410
Baldwin Insurance Group, Inc. - Class A(1)		34		1,504
Banc of California, Inc.		576		8,179
BancFirst Corp.		9		934
Banco Latinoamericano de Comercio Exterior SA - Class E		13		470
Bancorp, Inc.(1)		1		56
Bank First Corp.		4		451
Bank of Hawaii Corp.		17		1,203
Bank of Marin Bancorp		8		169
Bank of New York Mellon Corp.		176		14,800
Bank of NT Butterfield & Son Ltd.		21		812
Bank OZK		3		132
Bank7 Corp.		2		87
BankUnited, Inc.		34		1,155

	$		$
Bankwell Financial Group, Inc.		4		109
Banner Corp.		15		976
Bar Harbor Bankshares		8		229
BayCom Corp.		5		129
BCB Bancorp, Inc.		9		85
Berkshire Hills Bancorp, Inc.		20		515
BGC Group, Inc. - Class A		147		1,351
Blackstone Mortgage Trust, Inc. - Class A		81		1,624
Block, Inc. - Class A(1)		9		498
Blue Foundry Bancorp(1)		9		81
Blue Owl Capital Corp.		243		3,567
Blue Owl Capital, Inc. - Class A		181		3,622
BOK Financial Corp.		1		69
Bowhead Specialty Holdings, Inc.(1)		18		737
Bread Financial Holdings, Inc.		13		672
Bridgewater Bancshares, Inc.(1)		10		134
Brighthouse Financial, Inc.(1)		2		108
BrightSpire Capital, Inc. - Class A		62		342
Brookline Bancorp, Inc.		40		437
Brown & Brown, Inc.		4		481
Burford Capital Ltd.		94		1,244
Burke & Herbert Financial Services Corp.		6		358
Business First Bancshares, Inc.		12		288
Byline Bancorp, Inc.		16		414
Cadence Bank		881		26,739
California BanCorp(1)		11		154
Camden National Corp.		8		327
Cannae Holdings, Inc.		27		499
Cantaloupe, Inc.(1)		3		20
Capital Bancorp, Inc.		5		137
Capital City Bank Group, Inc.		7		237
Capitol Federal Financial, Inc.		56		313
Carlyle Group, Inc.		457		19,933
Carter Bankshares, Inc.(1)		11		181
Cass Information Systems, Inc.		1		50
Cathay General Bancorp		344		14,789
CBOE Global Markets, Inc.		3		682
Central Pacific Financial Corp.		11		301
Chemung Financial Corp.		2		77
Chicago Atlantic Real Estate Finance, Inc.		9		125
Chimera Investment Corp.		38		488
ChoiceOne Financial Services, Inc.		4		118
Cincinnati Financial Corp.		4		655
Citizens & Northern Corp.		7		142
Citizens Financial Group, Inc.		229		9,374
Citizens Financial Services, Inc.		2		112
City Holding Co.		6		722
Civista Bancshares, Inc.		7		141
Claros Mortgage Trust, Inc.		40		147
CNA Financial Corp.		76		3,842
CNB Financial Corp.		10		230
CNO Financial Group, Inc.		157		6,541
Coastal Financial Corp.(1)(2)		0		40
Coinbase Global, Inc. - Class A(1)		1		162
Colony Bankcorp, Inc.		8		132
Columbia Banking System, Inc.		807		20,137
Columbia Financial, Inc.(1)		11		162
Comerica, Inc.		294		17,392
Commerce Bancshares, Inc.		3		217
Community Financial System, Inc.		24		1,343
Community Trust Bancorp, Inc.		8		389
Community West Bancshares		7		136
Compass Diversified Holdings		444		8,296
ConnectOne Bancorp, Inc.		17		411
Consumer Portfolio Services, Inc.(1)		5		42
Corebridge Financial, Inc.		184		5,803
Credit Acceptance Corp.(1)(2)		0		20
Cullen/Frost Bankers, Inc.		2		214
Customers Bancorp, Inc.(1)		13		669
CVB Financial Corp.		1,578		29,128

	$		$
Diamond Hill Investment Group, Inc.(2)		0		37
DigitalBridge Group, Inc.		56		493
Dime Community Bancshares, Inc.		19		516
Discover Financial Services		111		18,962
Donegal Group, Inc. - Class A		7		135
Donnelley Financial Solutions, Inc.(1)		5		199
Dynex Capital, Inc.		38		489
Eagle Bancorp, Inc.		13		282
East West Bancorp, Inc.		304		27,293
Eastern Bankshares, Inc.		635		10,418
Ellington Financial, Inc.		41		537
Employers Holdings, Inc.		11		544
Enact Holdings, Inc.		14		482
Encore Capital Group, Inc.(1)		11		379
Enova International, Inc.(1)		12		1,149
Enstar Group Ltd.(1)		6		1,974
Enterprise Bancorp, Inc.		5		182
Enterprise Financial Services Corp.		18		944
Equitable Holdings, Inc.		133		6,927
Equity Bancshares, Inc. - Class A		8		301
Esquire Financial Holdings, Inc.		1		61
ESSA Bancorp, Inc.		5		89
Essent Group Ltd.		117		6,748
Euronet Worldwide, Inc.(1)		91		9,725
Evercore, Inc. - Class A		90		17,921
Everest Group Ltd.		13		4,769
EVERTEC, Inc.		348		12,807
F&G Annuities & Life, Inc.		8		292
FactSet Research Systems, Inc.		1		321
Farmers & Merchants Bancorp, Inc.		6		139
Farmers National Banc Corp.		17		225
FB Financial Corp.		18		823
Federal Agricultural Mortgage Corp. - Class C		1		105
Federated Hermes, Inc. - Class B		125		5,076
Fidelis Insurance Holdings Ltd.		195		3,152
Fidelity D&D Bancorp, Inc.		2		88
Fidelity National Financial, Inc.		7		481
Fidelity National Information Services, Inc.		274		20,477
Fifth Third Bancorp		875		34,307
Financial Institutions, Inc.		9		226
First American Financial Corp.		188		12,358
First Bancorp		18		723
First Bancorp		309		5,919
First Bancorp, Inc.		5		126
First Bancshares, Inc.		15		504
First Bank		9		139
First Busey Corp.		40		859
First Business Financial Services, Inc.		4		188
First Citizens BancShares, Inc. - Class A(2)		0		612
First Commonwealth Financial Corp.		46		714
First Community Bankshares, Inc.		8		318
First Financial Bancorp		43		1,072
First Financial Corp.		6		278
First Financial Northwest, Inc.		3		78
First Foundation, Inc.		20		106
First Hawaiian, Inc.		475		11,608
First Horizon Corp.		536		10,415
First Internet Bancorp		3		68
First Interstate BancSystem, Inc. - Class A		534		15,287
First Merchants Corp.		79		3,208
First Mid Bancshares, Inc.		11		380
First of Long Island Corp.		10		130
First Western Financial, Inc.(1)		3		53
Five Star Bancorp		8		232
Flagstar Financial, Inc.		118		1,370
Flushing Financial Corp.		14		175
FNB Corp.		865		11,630
Forge Global Holdings, Inc.(1)		58		32
Franklin BSP Realty Trust, Inc.		39		499
Franklin Resources, Inc.		9		170

	$		$
FS Bancorp, Inc.		3		128
FS KKR Capital Corp.		122		2,559
Fulton Financial Corp.		79		1,424
FVCBankcorp, Inc.(1)		8		90
GCM Grosvenor, Inc. - Class A		4		57
Genworth Financial, Inc. - Class A(1)		596		4,228
German American Bancorp, Inc.		14		518
Glacier Bancorp, Inc.		493		21,811
Global Payments, Inc.		7		712
Globe Life, Inc.		2		324
GoHealth, Inc. - Class A(1)		2		27
Granite Point Mortgage Trust, Inc.		24		62
Great Southern Bancorp, Inc.		4		228
Green Dot Corp. - Class A(1)		17		146
Greenlight Capital Re Ltd. - Class A(1)		14		191
Guaranty Bancshares, Inc.		4		149
HA Sustainable Infrastructure Capital, Inc.		55		1,603
Hamilton Insurance Group Ltd. - Class B(1)		176		3,654
Hancock Whitney Corp.		239		12,537
Hanmi Financial Corp.		14		308
Hanover Insurance Group, Inc.		79		13,775
HarborOne Bancorp, Inc.		17		172
Hartford Financial Services Group, Inc.		289		35,776
HBT Financial, Inc.		7		147
Heritage Commerce Corp.		29		279
Heritage Financial Corp.		15		365
Heritage Insurance Holdings, Inc.(1)		11		158
Hilltop Holdings, Inc.		22		672
Hingham Institution for Savings		1		177
Hippo Holdings, Inc.(1)		9		231
Home Bancorp, Inc.		4		170
Home Bancshares, Inc.		422		11,926
HomeStreet, Inc.(1)		9		101
HomeTrust Bancshares, Inc.		7		251
Hope Bancorp, Inc.		53		552
Horace Mann Educators Corp.		18		784
Horizon Bancorp, Inc.		22		325
Houlihan Lokey, Inc. - Class A		1		219
Huntington Bancshares, Inc.		1,479		22,207
Independent Bank Corp.		10		306
Independent Bank Corp.		179		11,224
Interactive Brokers Group, Inc. - Class A		3		505
International Bancshares Corp.		111		6,991
Invesco Ltd.		10		155
Invesco Mortgage Capital, Inc.		30		233
Investar Holding Corp.		5		83
Investors Title Co.		1		151
Jack Henry & Associates, Inc.		2		380
Jackson Financial, Inc. - Class A		102		8,506
James River Group Holdings Ltd.		19		79
Janus Henderson Group Plc		4		134
Jefferies Financial Group, Inc.		4		195
John Marshall Bancorp, Inc.		6		101
Kearny Financial Corp.		26		163
Kemper Corp.		611		40,878
KeyCorp		27		428
KKR Real Estate Finance Trust, Inc.		21		225
Ladder Capital Corp. - Class A		56		635
Lakeland Financial Corp.		255		15,156
Lazard, Inc. - Class A(2)		0		11
LCNB Corp.		6		90
Lemonade, Inc.(1)		5		147
LendingClub Corp.(1)		53		547
LendingTree, Inc.(1)		1		26
Lincoln National Corp.		302		10,850
LINKBANCORP, Inc.		10		70
Live Oak Bancshares, Inc.		2		59
Loews Corp.		5		483
LPL Financial Holdings, Inc.		125		40,750
M&T Bank Corp.		5		851

	$		$
Maiden Holdings Ltd.(1)		49		28
Markel Group, Inc.(1)		13		23,849
MarketAxess Holdings, Inc.		1		230
MarketWise, Inc.		28		14
Marqeta, Inc. - Class A(1)		32		133
MBIA, Inc.(1)		22		112
Medallion Financial Corp.		9		81
Mercantile Bank Corp.		8		328
Merchants Bancorp		9		321
Mercury General Corp.		11		617
Metrocity Bankshares, Inc.		8		223
Metropolitan Bank Holding Corp.(1)		5		278
MFA Financial, Inc.		48		497
MGIC Investment Corp.		281		6,964
Mid Penn Bancorp, Inc.		8		218
Middlefield Banc Corp.		3		95
Midland States Bancorp, Inc.		9		161
MidWestOne Financial Group, Inc.		9		268
Mr Cooper Group, Inc.(1)		221		26,375
MSCI, Inc. - Class A		76		43,006
MVB Financial Corp.		5		92
Nasdaq, Inc.		295		22,396
National Bank Holdings Corp. - Class A		17		636
National Bankshares, Inc.		3		74
Navient Corp.		260		3,285
NB Bancorp, Inc.(1)		18		321
NBT Bancorp, Inc.		234		10,058
NCR Atleos Corp.(1)		387		10,202
Nelnet, Inc. - Class A		7		746
New York Mortgage Trust, Inc.		42		276
NewtekOne, Inc.		13		152
Nexpoint Real Estate Finance, Inc.		5		73
NI Holdings, Inc.(1)		4		57
Nicolet Bankshares, Inc.		5		533
NMI Holdings, Inc. - Class A(1)		35		1,251
Northeast Bank		3		313
Northeast Community Bancorp, Inc.		7		156
Northern Trust Corp.		6		551
Northfield Bancorp, Inc.		19		203
Northpointe Bancshares, Inc.(1)		35		511
Northrim BanCorp, Inc.		3		190
Northwest Bancshares, Inc.		58		696
Norwood Financial Corp.		4		88
Oak Valley Bancorp		3		81
OceanFirst Financial Corp.		27		466
OFG Bancorp		21		834
Old National Bancorp		1,788		37,879
Old Republic International Corp.		214		8,389
Old Second Bancorp, Inc.		21		355
OneMain Holdings, Inc. - Class A		3		160
Onity Group, Inc.(1)		3		105
Orange County Bancorp, Inc.		5		118
Orchid Island Capital, Inc. - Class A		35		264
Origin Bancorp, Inc.		14		487
Orrstown Financial Services, Inc.		9		259
P10, Inc. - Class A		647		7,604
Pacific Premier Bancorp, Inc.		687		14,651
Pagseguro Digital Ltd. - Class A(1)		42		320
Park National Corp.		7		1,035
Parke Bancorp, Inc.		5		101
Pathward Financial, Inc.		8		587
Payoneer Global, Inc.(1)		26		189
Paysafe Ltd.(1)		15		238
PCB Bancorp		5		99
Peapack Gladstone Financial Corp.		8		232
PennantPark Investment Corp.		164		1,149
PennyMac Financial Services, Inc.		81		8,113
PennyMac Mortgage Investment Trust		40		587
Peoples Bancorp of North Carolina, Inc.		2		62
Peoples Bancorp, Inc.		17		501

	$		$
Peoples Financial Services Corp.		3		149
Pinnacle Financial Partners, Inc.		2		226
Pioneer Bancorp, Inc.(1)		5		58
Plumas Bancorp		3		119
Ponce Financial Group, Inc.(1)		8		107
Popular, Inc.		235		21,752
PRA Group, Inc.(1)		18		371
Preferred Bank		3		278
Primerica, Inc.		1		282
Primis Financial Corp.		11		105
Princeton Bancorp, Inc.		3		85
Principal Financial Group, Inc.		7		551
ProAssurance Corp.(1)		23		541
PROG Holdings, Inc.		16		430
Prosperity Bancshares, Inc.		195		13,906
Provident Bancorp, Inc.(1)		8		92
Provident Financial Services, Inc.		144		2,469
Prudential Financial, Inc.		10		1,159
QCR Holdings, Inc.		8		563
Radian Group, Inc.		70		2,300
Raymond James Financial, Inc.		6		806
RBB Bancorp		9		140
Ready Capital Corp.		78		399
Red River Bancshares, Inc.		2		121
Redwood Trust, Inc.		61		371
Regional Management Corp.		4		122
Regions Financial Corp.		504		10,958
Reinsurance Group of America, Inc. - Class A		231		45,466
RenaissanceRe Holdings Ltd.		57		13,588
Renasant Corp.		27		931
Repay Holdings Corp. - Class A(1)		372		2,070
Republic Bancorp, Inc. - Class A		4		256
Rithm Capital Corp.		15		174
RLI Corp.		2		184
Robinhood Markets, Inc. - Class A(1)		19		799
Rocket Companies, Inc. - Class A		893		10,780
S&T Bancorp, Inc.		17		642
Safety Insurance Group, Inc.		7		543
Sandy Spring Bancorp, Inc.		243		6,802
Seacoast Banking Corp. of Florida		38		988
SEI Investments Co.		3		216
Selective Insurance Group, Inc.		164		14,995
Selectquote, Inc.(1)		64		214
ServisFirst Bancshares, Inc.		17		1,395
Seven Hills Realty Trust		8		97
Sezzle, Inc.(1)		1		29
Shore Bancshares, Inc.		14		184
Sierra Bancorp		7		190
Silvercrest Asset Management Group, Inc. - Class A		5		78
Simmons First National Corp. - Class A		56		1,158
SiriusPoint Ltd.(1)		95		1,647
Skyward Specialty Insurance Group, Inc.(1)		14		716
SLM Corp.		872		25,613
SmartFinancial, Inc.		8		246
SoFi Technologies, Inc.(1)		26		299
South Plains Financial, Inc.		6		211
South State Corp.		317		29,407
Southern First Bancshares, Inc.(1)		4		125
Southern Missouri Bancorp, Inc.		5		244
Southern States Bancshares, Inc.		4		151
Southside Bancshares, Inc.		13		374
Starwood Property Trust, Inc.		9		183
State Street Corp.		200		17,904
Stellar Bancorp, Inc.		23		631
Sterling Bancorp, Inc.(1)		10		50
Stewart Information Services Corp.		92		6,565
Stifel Financial Corp.		107		10,074
Stock Yards Bancorp, Inc.		12		858
StoneCo Ltd. - Class A(1)		64		673
StoneX Group, Inc.(1)		79		6,001

	$		$
Sunrise Realty Trust, Inc.		5		53
SWK Holdings Corp.(1)		1		19
Synchrony Financial		451		23,853
Synovus Financial Corp.		4		189
T Rowe Price Group, Inc.		6		580
Texas Capital Bancshares, Inc.(1)		150		11,237
TFS Financial Corp.		1		18
Third Coast Bancshares, Inc.(1)		5		183
Timberland Bancorp, Inc.		4		106
Tiptree, Inc.		9		227
Tompkins Financial Corp.		6		386
Towne Bank		34		1,156
TPG RE Finance Trust, Inc.		29		234
TPG, Inc. - Class A		2		91
Tradeweb Markets, Inc. - Class A		358		53,101
Travelers Companies, Inc.		53		14,113
TriCo Bancshares		15		607
Triumph Financial, Inc.(1)		1		51
Truist Financial Corp.		141		5,790
TrustCo Bank Corp. NY		8		257
Trustmark Corp.		28		950
Two Harbors Investment Corp.		545		7,279
UMB Financial Corp.		223		22,584
United Bankshares, Inc.		454		15,726
United Community Banks, Inc.		390		10,967
United Fire Group, Inc.		10		292
Unity Bancorp, Inc.		4		146
Universal Insurance Holdings, Inc.		33		790
Univest Financial Corp.		15		412
Unum Group		103		8,351
USCB Financial Holdings, Inc.		4		78
UWM Holdings Corp.		1		3
Valley National Bancorp		223		1,985
Velocity Financial, Inc.(1)		4		76
Veritex Holdings, Inc.		24		596
Virginia National Bankshares Corp.		2		78
Virtu Financial, Inc. - Class A		2		87
Virtus Investment Partners, Inc.		1		115
Voya Financial, Inc.		89		6,037
WaFd, Inc.		35		1,011
Walker & Dunlop, Inc.		4		355
Washington Trust Bancorp, Inc.		9		275
Waterstone Financial, Inc.		8		104
Webster Financial Corp.		412		21,229
WesBanco, Inc.		41		1,260
West BanCorp, Inc.		8		155
Westamerica BanCorp		12		591
Western Alliance Bancorp		260		19,997
Western Union Co.		191		2,016
WEX, Inc.(1)		1		160
White Mountains Insurance Group Ltd.(2)		0		141
Willis Towers Watson Plc		48		16,098
Wintrust Financial Corp.		73		8,245
World Acceptance Corp.(1)(2)		0		18
WR Berkley Corp.		9		607
WSFS Financial Corp.		27		1,390
XP, Inc. - Class A		11		147
Zions Bancorp N.A.		489		24,392

Total Financials				1,835,027

Healthcare – 6.71%
10X Genomics, Inc. - Class A(1)		1		8
2seventy bio, Inc.(1)		24		120
4D Molecular Therapeutics, Inc.(1)		8		26
89bio, Inc.(1)		52		381
Absci Corp.(1)		10		25
Acadia Healthcare Co., Inc.(1)		3		77
Accolade, Inc.(1)		22		153
ACELYRIN, Inc.(1)		33		81
Achieve Life Sciences, Inc.(1)		6		16
Acrivon Therapeutics, Inc.(1)		6		12

	$		$
Acumen Pharmaceuticals, Inc.(1)		18		20
AdaptHealth Corp. - Class A(1)		27		295
Adaptive Biotechnologies Corp.(1)		55		405
ADC Therapeutics SA(1)		12		18
Addus HomeCare Corp.(1)		130		12,817
Aduro Bioteech, Inc.(1)(5)		1		2
Adverum Biotechnologies, Inc.(1)		9		40
Agenus, Inc.(1)		8		12
Agilent Technologies, Inc.		113		13,205
Agios Pharmaceuticals, Inc.(1)		26		775
Akebia Therapeutics, Inc.(1)		91		176
Akero Therapeutics, Inc.(1)		29		1,171
Aldeyra Therapeutics, Inc.(1)		20		115
Align Technology, Inc.(1)		1		143
Alimera Sciences, Inc.(1)(2)(5)		3		0
Allogene Therapeutics, Inc.(1)		58		85
Alnylam Pharmaceuticals, Inc.(1)(2)		0		108
Altimmune, Inc.(1)		15		75
Alto Neuroscience, Inc.(1)		4		8
Alumis, Inc.(1)		3		17
Amedisys, Inc.(1)		1		82
Amneal Pharmaceuticals, Inc.(1)		13		107
Anavex Life Sciences Corp.(1)		26		224
AngioDynamics, Inc.(1)		18		173
ANI Pharmaceuticals, Inc.(1)		2		157
Anika Therapeutics, Inc.(1)		5		78
Annexon, Inc.(1)		50		96
Anteris Technologies Global Corp.(1)		4		15
Applied Therapeutics, Inc.(1)		17		8
Aquestive Therapeutics, Inc.(1)		25		71
Arbutus Biopharma Corp.(1)		5		19
Arcturus Therapeutics Holdings, Inc.(1)		1		13
Ardent Health Partners, Inc.(1)		4		49
ArriVent Biopharma, Inc.(1)		5		92
Artiva Biotherapeutics, Inc.(1)		3		8
Artivion, Inc.(1)		4		110
Astria Therapeutics, Inc.(1)		2		13
Atea Pharmaceuticals, Inc.(1)		36		108
Atossa Therapeutics, Inc.(1)		48		32
AtriCure, Inc.(1)		8		256
Aura Biosciences, Inc.(1)		22		127
Aurinia Pharmaceuticals, Inc.(1)		17		137
Avanos Medical, Inc.(1)		22		308
Avantor, Inc.(1)		19		315
Aveanna Healthcare Holdings, Inc.(1)		8		45
Azenta, Inc.(1)		1		39
Baxter International, Inc.		180		6,166
Beam Therapeutics, Inc.(1)		43		837
Beta Bionics, Inc.(1)		2		27
Bicara Therapeutics, Inc.(1)		4		49
BioAge Labs, Inc.(1)		5		17
Biogen, Inc.(1)		33		4,523
BioLife Solutions, Inc.(1)		2		44
BioMarin Pharmaceutical, Inc.(1)		5		381
Bio-Rad Laboratories, Inc. - Class A(1)		1		132
Biote Corp. - Class A(1)		1		2
Bio-Techne Corp.		4		262
Bioventus, Inc. - Class A(1)		11		101
Black Diamond Therapeutics, Inc.(1)		6		9
Bluebird Bio, Inc.(1)		5		23
Boston Scientific Corp.(1)		198		19,997
Bridgebio Pharma, Inc.(1)		25		848
Brookdale Senior Living, Inc.(1)		13		81
Bruker Corp.		1		50
C4 Therapeutics, Inc.(1)		27		43
Cabaletta Bio, Inc.(1)		15		21
CAMP4 Therapeutics Corp.(1)		3		13
Capricor Therapeutics, Inc.(1)		3		33
Cardiff Oncology, Inc.(1)		17		53
Cardinal Health, Inc.		69		9,500

	$		$
CareDx, Inc.(1)		19		341
Cargo Therapeutics, Inc.(1)		14		57
Caribou Biosciences, Inc.(1)		42		38
Castle Biosciences, Inc.(1)		8		159
Celcuity, Inc.(1)		1		7
Celldex Therapeutics, Inc.(1)		5		98
Cencora, Inc. - Class A		132		36,702
Centene Corp.(1)		231		14,053
Century Therapeutics, Inc.(1)		20		10
Ceribell, Inc.(1)		2		35
Certara, Inc.(1)		3		33
CG oncology, Inc.(1)		10		242
Charles River Laboratories International, Inc.(1)		1		222
Chemed Corp.(2)		0		228
Chinook Therapeutics, Inc.(1)(5)		17		6
Cibus, Inc. - Class A(1)		7		13
Climb Bio, Inc.(1)		12		15
Codexis, Inc.(1)		33		90
Cogent Biosciences, Inc.(1)		3		18
Coherus Biosciences, Inc.(1)		36		29
Community Health Systems, Inc.(1)		27		72
Compass Therapeutics, Inc.(1)		46		88
Concentra Group Holdings Parent, Inc.		417		9,044
CONMED Corp.		162		9,777
Contineum Therapeutics, Inc. - Class A(1)		2		17
Cooper Companies, Inc.(1)		6		470
Corbus Pharmaceuticals Holdings, Inc.(1)		2		10
CorMedix, Inc.(1)		3		20
Cross Country Healthcare, Inc.(1)		15		225
CryoPort, Inc.(1)		3		16
Cullinan Therapeutics, Inc.(1)		3		24
Cytek Biosciences, Inc.(1)		54		218
Cytokinetics, Inc.(1)		48		1,943
DaVita, Inc.(1)		38		5,828
Day One Biopharmaceuticals, Inc.(1)		3		25
Definitive Healthcare Corp. - Class A(1)		25		72
Denali Therapeutics, Inc.(1)		25		338
Dentsply Sirona, Inc.		6		87
Design Therapeutics, Inc.(1)		14		53
Dianthus Therapeutics, Inc.(1)		10		181
Disc Medicine, Inc. - Class A(1)		9		471
DocGo, Inc.(1)		40		104
Doximity, Inc. - Class A(1)		3		191
Dynavax Technologies Corp. - Class A(1)		12		151
Editas Medicine, Inc. - Class A(1)		40		46
Elanco Animal Health, Inc.(1)		14		145
Elevation Oncology, Inc.(1)		9		2
Embecta Corp.		324		4,128
Enanta Pharmaceuticals, Inc.(1)		9		49
Encompass Health Corp.		74		7,514
Enhabit, Inc.(1)		19		170
Enliven Therapeutics, Inc.(1)		1		18
Enovis Corp.(1)		517		19,754
Entrada Therapeutics, Inc.(1)		13		114
Envista Holdings Corp.(1)		810		13,983
Erasca, Inc.(1)		92		126
Esperion Therapeutics, Inc.(1)		62		89
Exact Sciences Corp.(1)		3		139
Exelixis, Inc.(1)		263		9,725
EyePoint Pharmaceuticals, Inc.(1)		16		88
Fate Therapeutics, Inc.(1)		45		36
Fennec Pharmaceuticals, Inc.(1)		8		48
Foghorn Therapeutics, Inc.(1)		4		16
Fortrea Holdings, Inc.(1)		2		16
Fractyl Health, Inc.(1)		7		8
Fulcrum Therapeutics, Inc.(1)		16		47
Fulgent Genetics, Inc.(1)		9		158
GE HealthCare Technologies, Inc.		12		953
GeneDx Holdings Corp. - Class A(1)		5		454
Generation Bio Co.(1)		25		10

	$		$
Geron Corp.(1)		82		130
Globus Medical, Inc. - Class A(1)		3		231
GRAIL, Inc.(1)		1		17
Gyre Therapeutics, Inc.(1)		3		22
Haemonetics Corp.(1)		162		10,281
Harmony Biosciences Holdings, Inc.(1)		98		3,249
Harvard Bioscience, Inc.(1)		12		7
Health Catalyst, Inc.(1)		25		111
HealthStream, Inc.		7		236
Henry Schein, Inc.(1)		3		240
Heron Therapeutics, Inc.(1)		48		106
HilleVax, Inc.(1)		11		16
Hologic, Inc.(1)		6		392
Humana, Inc.		109		28,868
ICON Plc(1)		127		22,206
Icosavax, Inc.(1)(5)		11		3
ICU Medical, Inc.(1)		99		13,757
IGM Biosciences, Inc.(1)		1		1
Illumina, Inc.(1)		100		7,952
ImmunityBio, Inc.(1)		15		44
Incyte Corp.(1)		146		8,861
Inhibrx Biosciences, Inc.(1)		2		33
Inhibrx, Inc.(1)(5)		5		3
Inmode Ltd.(1)		27		475
Innovage Holding Corp.(1)		7		21
Innoviva, Inc.(1)		23		418
Inogen, Inc.(1)		12		84
Inovio Pharmaceuticals, Inc.(1)		20		33
Inozyme Pharma, Inc.(1)		23		21
Integer Holdings Corp.(1)		168		19,782
Integra LifeSciences Holdings Corp.(1)		31		689
Intellia Therapeutics, Inc.(1)		46		330
Invivyd, Inc.(1)		36		22
Ionis Pharmaceuticals, Inc.(1)(2)		0		9
IQVIA Holdings, Inc.(1)		5		807
Ironwood Pharmaceuticals, Inc. - Class A(1)		288		423
iTeos Therapeutics, Inc.(1)		12		73
Jazz Pharmaceuticals Plc(1)		104		12,948
Kodiak Sciences, Inc.(1)		15		42
Korro Bio, Inc.(1)		2		35
Kyverna Therapeutics, Inc.(1)		9		18
Labcorp Holdings, Inc.		58		13,604
Lantheus Holdings, Inc.(1)		159		15,533
LENZ Therapeutics, Inc.(1)		6		148
Lexeo Therapeutics, Inc.(1)(2)		0		1
Lexicon Pharmaceuticals, Inc.(1)		32		15
Lifecore Biomedical, Inc.(1)		12		83
LifeMD, Inc.(1)		6		34
LifeStance Health Group, Inc.(1)		36		240
Ligand Pharmaceuticals, Inc.(1)		8		882
LivaNova Plc(1)		83		3,256
Lyell Immunopharma, Inc.(1)		74		40
MacroGenics, Inc.(1)		6		8
MannKind Corp.(1)		27		137
Masimo Corp.(1)		1		96
MaxCyte, Inc.(1)		47		128
Maze Therapeutics, Inc.(1)		2		19
MBX Biosciences, Inc.(1)		2		16
McKesson Corp.		23		15,459
MeiraGTx Holdings Plc(1)		8		54
Mersana Therapeutics, Inc.(1)		29		10
Mesa Laboratories, Inc.		2		191
Metagenomi, Inc.(1)		6		7
Metsera, Inc.(1)		3		86
Mettler-Toledo International, Inc.(1)		1		703
MiMedx Group, Inc.(1)		28		214
Mineralys Therapeutics, Inc.(1)		10		160
ModivCare, Inc.(1)		2		3
Molina Healthcare, Inc.(1)		34		11,183
Monte Rosa Therapeutics, Inc.(1)		19		89

	$		$
Myriad Genetics, Inc.(1)		41		364
Nano-X Imaging Ltd.(1)		2		8
National HealthCare Corp.		6		535
Nautilus Biotechnology, Inc. - Class A(1)		22		19
Nektar Therapeutics - Class A(1)		81		55
Neogen Corp.(1)		101		879
NeoGenomics, Inc.(1)		54		517
Neurogene, Inc.(1)		2		26
Nevro Corp.(1)		16		94
Nkarta, Inc.(1)		24		44
Novavax, Inc.(1)		17		107
Nurix Therapeutics, Inc.(1)		11		136
Nuvation Bio, Inc.(1)		81		143
Olema Pharmaceuticals, Inc.(1)		13		51
Omeros Corp.(1)		18		146
OmniAb, Inc.(1)		35		85
OmniAb, Inc. - Class CR3(1)(2)(5)(6)		2		—
OmniAb, Inc. - Class CR4(1)(2)(5)(6)		2		—
Omnicell, Inc.(1)		21		749
OPKO Health, Inc.(1)		148		246
Option Care Health, Inc.(1)		348		12,153
OraSure Technologies, Inc.(1)		33		113
Orchestra BioMed Holdings, Inc.(1)		6		25
Organogenesis Holdings, Inc. - Class A(1)		28		122
Organon & Co.		614		9,142
ORIC Pharmaceuticals, Inc.(1)		23		131
Orthofix Medical, Inc.(1)		16		255
OrthoPediatrics Corp.(1)		8		197
Outlook Therapeutics, Inc.(1)		2		3
Owens & Minor, Inc.(1)		30		269
Pacific Biosciences of California, Inc.(1)		123		145
Pacira BioSciences, Inc.(1)		20		494
Patterson Companies, Inc.		30		944
Pediatrix Medical Group, Inc.(1)		40		575
Performant Healthcare, Inc.(1)		12		36
Perrigo Co. Plc		4		111
Perspective Therapeutics, Inc.(1)		5		11
Phathom Pharmaceuticals, Inc.(1)		15		91
Phibro Animal Health Corp. - Class A		7		158
Pliant Therapeutics, Inc.(1)		25		34
Precigen, Inc.(1)		56		84
Prelude Therapeutics, Inc.(1)		8		6
Premier, Inc. - Class A		145		2,801
Prestige Consumer Healthcare, Inc.(1)		172		14,816
ProKidney Corp. - Class A(1)		17		15
Prothena Corp. Plc(1)		8		98
PTC Therapeutics, Inc.(1)		9		439
Puma Biotechnology, Inc.(1)		12		35
Pyxis Oncology, Inc.(1)		22		21
Q32 Bio, Inc.(1)		3		5
QIAGEN NV(1)		6		250
Quanterix Corp.(1)		14		93
Quantum-Si, Inc.(1)		58		70
Quest Diagnostics, Inc.		52		8,823
QuidelOrtho Corp.(1)		2		63
Quipt Home Medical Corp.(1)		19		43
Rapport Therapeutics, Inc.(1)		4		36
RAPT Therapeutics, Inc.(1)		13		16
REGENXBIO, Inc.(1)		21		148
Regulus Therapeutics, Inc.(1)		21		37
Relay Therapeutics, Inc.(1)		60		158
Renovaro, Inc.(1)		22		12
Repligen Corp.(1)		1		172
Replimune Group, Inc. - Class Rights(1)		32		313
ResMed, Inc.		3		674
Revolution Medicines, Inc.(1)		28		979
Revvity, Inc.		3		367
Rigel Pharmaceuticals, Inc.(1)		2		39
Roivant Sciences Ltd.(1)		12		123
Royalty Pharma Plc - Class A		11		345

	$		$
Sage Therapeutics, Inc.(1)		25		196
Savara, Inc.(1)		10		26
Scholar Rock Holding Corp.(1)		4		122
Scilex Holding Co.(1)		16		4
Select Medical Holdings Corp.		17		281
Septerna, Inc.(1)		4		21
Shattuck Labs, Inc.(1)		6		6
SI-BONE, Inc.(1)		3		47
SIGA Technologies, Inc.(1)		5		30
Skye Bioscience, Inc.(1)		7		10
Solid Biosciences, Inc.(1)		9		34
Solventum Corp.(1)		282		21,408
Sonida Senior Living, Inc.(1)		1		17
Sotera Health Co.(1)		4		50
Spyre Therapeutics, Inc.(1)		17		274
Standard BioTools, Inc.(1)		105		113
STERIS Plc		3		638
Summit Therapeutics, Inc.(1)		2		41
Supernus Pharmaceuticals, Inc.(1)		22		717
Surgery Partners, Inc.(1)		36		850
Surmodics, Inc.(1)		2		67
Sutro Biopharma, Inc.(1)		37		24
Tactile Systems Technology, Inc.(1)		12		153
Teladoc Health, Inc.(1)		69		548
Teleflex, Inc.		102		14,061
Telomir Pharmaceuticals, Inc.(1)		4		12
Tenaya Therapeutics, Inc.(1)		19		11
Tenet Healthcare Corp.(1)		65		8,739
Terns Pharmaceuticals, Inc.(1)		30		84
Theravance Biopharma, Inc.(1)		16		145
Third Harmonic Bio, Inc.(1)		9		31
Tourmaline Bio, Inc.(1)		11		171
Travere Therapeutics, Inc. - Class Preferre(1)		39		704
Trevi Therapeutics, Inc.(1)		13		83
TScan Therapeutics, Inc.(1)		6		8
United Therapeutics Corp.(1)		31		9,664
Universal Health Services, Inc. - Class B		35		6,542
Upstream Bio, Inc.(1)		3		21
UroGen Pharma Ltd.(1)		3		38
Utah Medical Products, Inc.		1		60
Vanda Pharmaceuticals, Inc.(1)		26		119
Varex Imaging Corp.(1)		19		216
Ventyx Biosciences, Inc.(1)		27		31
Veracyte, Inc.(1)		36		1,074
Veru, Inc.(1)		20		10
Verve Therapeutics, Inc.(1)		33		151
Viatris, Inc.		444		3,863
Vir Biotechnology, Inc.(1)		42		275
Viridian Therapeutics, Inc.(1)		9		120
Voyager Therapeutics, Inc.(1)		21		69
Waters Corp.(1)		1		239
WaVe Life Sciences Ltd.(1)		6		52
Waystar Holding Corp.(1)		13		487
Werewolf Therapeutics, Inc.(1)		10		10
West Pharmaceutical Services, Inc.		1		184
XBiotech, Inc.(1)		11		35
Xencor, Inc.(1)		17		176
XOMA Royalty Corp.(1)		1		28
Zenas Biopharma, Inc.(1)		3		23
Zentalis Pharmaceuticals, Inc.(1)		25		41
Zevra Therapeutics, Inc.(1)		11		86
Zimmer Biomet Holdings, Inc.		6		641
Zimvie, Inc.(1)		12		135
Zymeworks, Inc.(1)		25		298

Total Healthcare				546,040

Industrials – 18.72%
3D Systems Corp.(1)		58		123
AAON, Inc.		108		8,412
AAR Corp.(1)		13		722
ABM Industries, Inc.		394		18,652

	$		$
ACCO Brands Corp.		42		174
Acuity, Inc.		1		235
Advanced Drainage Systems, Inc.		1		136
AECOM		4		351
AerSale Corp.(1)		15		110
AGCO Corp.		62		5,735
Air Lease Corp. - Class A		262		12,648
Air Transport Services Group, Inc.(1)		24		542
Alaska Air Group, Inc.(1)		3		171
Albany International Corp. - Class A		141		9,707
Alight, Inc. - Class A		197		1,166
Allegiant Travel Co. - Class A		7		374
Allegion Plc		269		35,062
Allient, Inc.		7		145
Allison Transmission Holdings, Inc.		112		10,721
Amentum Holdings, Inc.(1)		4		78
Ameresco, Inc. - Class A(1)		11		129
American Airlines Group, Inc.(1)		18		186
American Woodmark Corp.(1)		7		393
AMETEK, Inc.		213		36,639
AO Smith Corp.		3		217
API Group Corp.(1)		7		237
Apogee Enterprises, Inc.		7		314
ArcBest Corp.		44		3,098
Archer Aviation, Inc. - Class A(1)		9		63
Arcosa, Inc.		202		15,579
Armstrong World Industries, Inc.		1		115
Astec Industries, Inc.		11		366
Astronics Corp.(1)		14		331
Asure Software, Inc.(1)		11		107
Atkore, Inc.		62		3,743
Atmus Filtration Technologies, Inc.		322		11,813
Avis Budget Group, Inc.(1)(2)		0		23
Axon Enterprise, Inc.(1)		20		10,522
AZEK Co., Inc. - Class A(1)		234		11,442
AZZ, Inc.		2		189
Barrett Business Services, Inc.		1		57
Beacon Roofing Supply, Inc.(1)		2		233
BlackSky Technology, Inc. - Class A(1)		11		88
Blade Air Mobility, Inc.(1)		30		81
Blink Charging Co.(1)		24		22
Bloom Energy Corp. - Class A(1)		8		156
Blue Bird Corp.(1)		120		3,900
BlueLinx Holdings, Inc.(1)		4		299
Boise Cascade Co.		100		9,844
Bridger Aerospace Group Holdings, Inc.(1)		6		6
BrightView Holdings, Inc.(1)		28		359
Brink’s Co.		366		31,570
Broadridge Financial Solutions, Inc.(2)		0		70
Brookfield Business Corp. - Class A		12		332
Builders FirstSource, Inc.(1)		75		9,335
BWX Technologies, Inc.		2		202
CACI International, Inc. - Class A(1)		82		30,069
Caesarstone Ltd.(1)		8		21
Carlisle Companies, Inc.		1		383
Casella Waste Systems, Inc. - Class A(1)		112		12,534
CBIZ, Inc.(1)		185		14,050
CH Robinson Worldwide, Inc.		3		338
ChargePoint Holdings, Inc.(1)		78		47
Cimpress Plc(1)		2		112
Clarivate Plc(1)		11		45
Clean Harbors, Inc.(1)		1		287
CNH Industrial NV		1,226		15,055
Columbus McKinnon Corp.		14		231
Commercial Vehicle Group, Inc.(1)		17		19
CompX International, Inc.		1		11
Concentrix Corp.		1		74
Concrete Pumping Holdings, Inc.		12		66
Conduent, Inc.(1)		79		213
Core & Main, Inc. - Class A(1)		2		92

	$		$
CoreCivic, Inc.(1)		51		1,033
Costamare, Inc.		19		183
Covenant Logistics Group, Inc. - Class A		7		150
Crane Co.		100		15,393
Cummins, Inc.		48		14,987
Curtiss-Wright Corp.		1		348
Custom Truck One Source, Inc.(1)		6		27
Dayforce, Inc.(1)		4		226
Delta Air Lines, Inc.		177		7,716
Deluxe Corp.		222		3,514
DIRTT Environmental Solutions(1)		229		163
Distribution Solutions Group, Inc.(1)		1		16
DLH Holdings Corp.(1)		4		16
DNOW, Inc.(1)		49		836
Donaldson Co., Inc.		3		230
Douglas Dynamics, Inc.		1		31
Dover Corp.		58		10,214
Ducommun, Inc.(1)		6		364
Dun & Bradstreet Holdings, Inc.		1,007		9,000
DXP Enterprises, Inc.(1)		40		3,273
Eastern Co.		2		57
Element Fleet Management Corp.		444		8,836
Embraer SA - ADR(1)		519		23,971
EMCOR Group, Inc.		1		293
Energy Vault Holdings, Inc.(1)		52		36
EnerSys		2		142
Ennis, Inc.		11		218
Enpro, Inc.		9		1,421
Enviri Corp.(1)		36		241
Equifax, Inc.		67		16,217
Esab Corp.		61		7,164
ESCO Technologies, Inc.		140		22,327
Everus Construction Group, Inc.(1)		102		3,774
EVI Industries, Inc.		1		10
Expeditors International of Washington, Inc.		212		25,512
Fastenal Co.		2		192
Federal Signal Corp.		156		11,447
Ferguson Enterprises, Inc.		67		10,670
First Advantage Corp.(1)		11		155
Flowserve Corp.		420		20,533
Fluor Corp.(1)		7		244
Forrester Research, Inc.(1)		5		48
Fortive Corp.		198		14,516
Fortune Brands Innovations, Inc.		133		8,093
Forward Air Corp.(1)		12		236
FTAI Infrastructure, Inc.		46		208
FTI Consulting, Inc.(1)		1		162
FuelCell Energy, Inc.(1)		9		41
Gates Industrial Corp. Plc(1)		574		10,576
GATX Corp.		17		2,576
GE Vernova, Inc.		24		7,301
Genco Shipping & Trading Ltd.		19		260
Gencor Industries, Inc.(1)		4		55
Generac Holdings, Inc.(1)		121		15,380
Genpact Ltd.		5		248
GEO Group, Inc.(1)		59		1,731
Gibraltar Industries, Inc.(1)		196		11,469
GMS, Inc.(1)		137		9,997
Golden Ocean Group Ltd.		57		456
Graco, Inc.		5		396
GrafTech International Ltd.(1)		11		10
Granite Construction, Inc.		4		280
Great Lakes Dredge & Dock Corp.(1)		30		264
Greenbrier Companies, Inc.		14		730
Griffon Corp.		72		5,177
GXO Logistics, Inc.(1)		3		134
H&E Equipment Services, Inc.		1		108
Hayward Holdings, Inc.(1)		615		8,565
Healthcare Services Group, Inc.(1)		35		349
Heartland Express, Inc.		12		112

	$		$
Heidrick & Struggles International, Inc.		9		402
Helios Technologies, Inc.		558		17,898
Herc Holdings, Inc.		149		20,041
Hertz Global Holdings, Inc.(1)		56		221
Hexcel Corp.		157		8,591
Hillenbrand, Inc.		22		523
Hillman Solutions Corp.(1)		411		3,614
HNI Corp.		12		520
Howmet Aerospace, Inc.		294		38,088
Hub Group, Inc. - Class A		28		1,054
Hubbell, Inc. - Class B		51		16,885
Hudson Technologies, Inc.(1)		17		106
Huntington Ingalls Industries, Inc.		115		23,446
Hyliion Holdings Corp.(1)		63		89
Hyster-Yale, Inc.		2		86
IBEX Holdings Ltd.(1)		42		1,022
ICF International, Inc.		78		6,657
IDEX Corp.		2		390
Ingersoll Rand, Inc.		12		922
Insperity, Inc.		79		7,059
Insteel Industries, Inc.		5		123
Interface, Inc. - Class A		25		490
Intuitive Machines, Inc. - Class A(1)		19		144
ITT, Inc.		48		6,194
Jacobs Solutions, Inc.		37		4,459
Janus International Group, Inc.(1)		784		5,648
JB Hunt Transport Services, Inc.		2		344
JBT Marel Corp.		20		2,475
JELD-WEN Holding, Inc.(1)		26		154
JetBlue Airways Corp.(1)		145		700
Johnson Controls International Plc		130		10,408
Karman Holdings, Inc.(1)		112		3,756
KBR, Inc.		130		6,472
Kelly Services, Inc. - Class A		15		193
Kennametal, Inc.		36		776
Kirby Corp.(1)		2		166
Knight-Swift Transportation Holdings, Inc. - Class A		5		197
Korn Ferry		93		6,281
Kratos Defense & Security Solutions, Inc.(1)		38		1,131
L3Harris Technologies, Inc.		147		30,776
Landstar System, Inc.		56		8,423
LB Foster Co. - Class A(1)		4		80
Leidos Holdings, Inc.		91		12,322
Lincoln Electric Holdings, Inc.		118		22,242
Lindsay Corp.		3		318
Loar Holdings, Inc.(1)(2)		0		6
Loomis AB - Class B		95		3,848
LSI Industries, Inc.		4		67
Luxfer Holdings Plc		34		404
Lyft, Inc. - Class A(1)		3		38
Manitowoc Co., Inc.(1)		17		147
ManpowerGroup, Inc.		74		4,307
Marten Transport Ltd.		20		280
Masco Corp.		285		19,819
MasTec, Inc.(1)		2		206
Masterbrand, Inc.(1)		500		6,534
Matrix Service Co.(1)		12		152
Matson, Inc.		60		7,657
Matthews International Corp. - Class A		14		314
Mayville Engineering Co., Inc.(1)		6		81
Mercury Systems, Inc.(1)		24		1,042
Middleby Corp.(1)		2		230
Miller Industries, Inc.		5		210
MillerKnoll, Inc.		32		611
Mistras Group, Inc.(1)		10		105
MRC Global, Inc.(1)		40		462
MSA Safety, Inc.		1		152
MSC Industrial Direct Co., Inc. - Class A		116		9,035
Mueller Industries, Inc.		88		6,707
NANO Nuclear Energy, Inc.(1)		10		254

	$		$
National Presto Industries, Inc.		2		214
Net Power, Inc.(1)		11		28
NEXTracker, Inc. - Class A(1)		17		725
NL Industries, Inc.		5		40
NN, Inc.(1)		20		44
Nordson Corp.		2		326
Norfolk Southern Corp.		126		29,939
Northwest Pipe Co.(1)		4		155
NV5 Global, Inc.(1)		216		4,153
nVent Electric Plc		125		6,532
OPENLANE, Inc.(1)		50		964
Orion Group Holdings, Inc.(1)		14		75
Oshkosh Corp.		68		6,402
Otis Worldwide Corp.		11		1,177
Owens Corning		59		8,476
PACCAR, Inc.		48		4,713
PAMT Corp.(1)		3		35
Pangaea Logistics Solutions Ltd.		15		73
Park Aerospace Corp.		4		57
Parker-Hannifin Corp.		79		47,844
Park-Ohio Holdings Corp.		5		101
Parsons Corp.(1)		1		81
Paychex, Inc.		6		909
Paycom Software, Inc.		1		116
Paycor HCM, Inc.(1)		2		48
Pentair Plc		5		416
Pitney Bowes, Inc.		38		340
Planet Labs PBC(1)		102		343
Plug Power, Inc.(1)		355		479
Preformed Line Products Co.		1		139
Primoris Services Corp.		2		124
Proficient Auto Logistics, Inc.(1)		115		960
Proto Labs, Inc.(1)		11		397
Quad/Graphics, Inc.		7		37
Quanex Building Products Corp.		22		414
Quanta Services, Inc.		3		732
Radiant Logistics, Inc.(1)		14		87
RB Global, Inc.		216		21,649
RBC Bearings, Inc.(1)		1		258
Redwire Corp.(1)		8		63
Regal Rexnord Corp.		257		29,304
Republic Services, Inc. - Class A		185		44,828
Resideo Technologies, Inc.(1)		461		8,154
Resolute Holdings Management, Inc.(1)(2)		0		6
Resources Connection, Inc.		14		91
REV Group, Inc.		6		178
Robert Half, Inc.		215		11,703
Rockwell Automation, Inc.		89		23,046
Rush Enterprises, Inc. - Class A		28		1,514
Rush Enterprises, Inc. - Class B		4		228
RXO, Inc.(1)		240		4,575
Ryder System, Inc.		40		5,780
Safe Bulkers, Inc.		30		111
Saia, Inc.(1)(2)		0		107
Schneider National, Inc. - Class B		1		30
Science Applications International Corp.		112		12,529
Sensata Technologies Holding Plc		273		6,616
SES AI Corp.(1)		60		31
Shyft Group, Inc.		14		115
Simpson Manufacturing Co., Inc.		1		175
SiteOne Landscape Supply, Inc.(1)		52		6,294
SkyWest, Inc.(1)		19		1,631
Snap-on, Inc.		25		8,553
SolarMax Technology, Inc.(1)		15		18
Southland Holdings, Inc.(1)		2		7
Southwest Airlines Co.		17		572
Spirit AeroSystems Holdings, Inc. - Class A(1)		3		103
SS&C Technologies Holdings, Inc.		6		513
Standardaero, Inc.(1)		221		5,899
Standex International Corp.		93		15,066

	$		$
Stanley Black & Decker, Inc.		4		338
Steelcase, Inc. - Class A		44		485
Stem, Inc.(1)		73		26
Sun Country Airlines Holdings, Inc.(1)		246		3,034
Sunrun, Inc.(1)		102		599
T1 Energy, Inc.(1)		50		63
Tecnoglass, Inc.		37		2,612
Tennant Co.		5		381
Terex Corp.		31		1,183
Tetra Tech, Inc.		6		177
Textron, Inc.		507		36,636
Thermon Group Holdings, Inc.(1)		13		374
Timken Co.		288		20,699
Titan International, Inc.(1)		212		1,781
Titan Machinery, Inc.(1)		101		1,719
Toro Co.		3		210
TPI Composites, Inc.(1)		21		17
TransUnion		58		4,830
TriNet Group, Inc.		165		13,098
Trinity Industries, Inc.		3		94
Triumph Group, Inc.(1)		34		867
TrueBlue, Inc.(1)		14		76
TTEC Holdings, Inc.		10		32
Tutor Perini Corp.(1)		21		475
Twin Discount, Inc.		5		35
UFP Industries, Inc.		106		11,343
U-Haul Holding Co.(1)(2)		0		10
U-Haul Holding Co. - Class B		2		96
UL Solutions, Inc. - Class A		100		5,643
Ultralife Corp.(1)		4		21
UniFirst Corp.		7		1,226
United Airlines Holdings, Inc.(1)		100		6,920
United Rentals, Inc.		1		890
Universal Logistics Holdings, Inc.		2		54
Upwork, Inc.(1)		264		3,443
V2X, Inc.(1)		8		378
Valmont Industries, Inc.		1		162
Veralto Corp.		4		380
Verra Mobility Corp. - Class A(1)		2		56
Vertiv Holdings Co. - Class A		79		5,697
Vestis Corp.		3		32
Vicor Corp.(1)		5		225
Virco Mfg. Corp.		6		55
Virgin Galactic Holdings, Inc.(1)		11		34
VSE Corp.		7		822
Wabash National Corp.		20		221
Watsco, Inc.		1		501
Watts Water Technologies, Inc. - Class A		59		11,973
Werner Enterprises, Inc.		25		737
WESCO International, Inc.		209		32,444
Westinghouse Air Brake Technologies Corp.		83		15,061
Willdan Group, Inc.(1)		6		245
Willis Lease Finance Corp.		1		204
WillScot Holdings Corp. - Class A		4		101
Woodward, Inc.		2		308
Worthington Enterprises, Inc.		2		88
WW Grainger, Inc.(2)		0		156
XPO, Inc.(1)		191		20,551
Xylem, Inc.		7		825
Zurn Elkay Water Solutions Corp.		3		109

Total Industrials				1,524,477

Information Technology – 7.56%
908 Devices, Inc.(1)		9		41
ACI Worldwide, Inc.(1)		162		8,874
ACM Research, Inc. - Class A(1)		7		170
Adeia, Inc.		8		112
ADTRAN Holdings, Inc.(1)		37		323
Advanced Energy Industries, Inc.		110		10,448
Aeva Technologies, Inc.(1)		12		86
Akamai Technologies, Inc.(1)		4		341

	$		$
Allegro MicroSystems, Inc.(1)		3		82
Alpha & Omega Semiconductor Ltd.(1)		11		276
Ambarella, Inc.(1)		8		426
Amdocs Ltd.		54		4,898
Amkor Technology, Inc.		435		7,854
ANSYS, Inc.(1)		2		789
Applied Digital Corp.(1)		30		169
Applied Optoelectronics, Inc.(1)		20		310
Arrow Electronics, Inc.(1)		153		15,860
ASGN, Inc.(1)		16		1,003
Astera Labs, Inc.(1)		3		176
Aurora Innovation, Inc. - Class A(1)		205		1,380
Aviat Networks, Inc.(1)		5		99
Avnet, Inc.		200		9,616
Axcelis Technologies, Inc.(1)		89		4,426
Bel Fuse, Inc. - Class A		1		58
Bel Fuse, Inc. - Class B		19		1,397
Belden, Inc.		153		15,321
Benchmark Electronics, Inc.		17		636
BigBear.ai Holdings, Inc.(1)		13		37
BILL Holdings, Inc.(1)		2		99
Bit Digital, Inc.(1)		58		117
Calix, Inc.(1)		8		268
CCC Intelligent Solutions Holdings, Inc.(1)		14		122
CDW Corp.		122		19,509
Cerence, Inc.(1)		19		153
CEVA, Inc.(1)		2		42
Check Point Software Technologies Ltd.(1)		185		42,245
Ciena Corp.(1)		147		8,884
Cipher Mining, Inc.(1)		33		76
Cirrus Logic, Inc.(1)		77		7,658
Clearfield, Inc.(1)		6		169
Cognex Corp.		5		141
Cognizant Technology Solutions Corp. - Class A		126		9,661
Coherent Corp.(1)		4		233
Cohu, Inc.(1)		53		779
CommScope Holding Co., Inc.(1)		101		534
Commvault Systems, Inc.(1)		1		218
CompoSecure, Inc. - Class A		2		25
Consensus Cloud Solutions, Inc.(1)		9		205
Core Scientific, Inc.(1)		17		125
Corning, Inc.		22		1,006
Corsair Gaming, Inc.(1)		17		154
Crane NXT Co.		1		74
CS Disco, Inc.(1)		6		24
CTS Corp.		3		120
Daily Journal Corp.(1)(2)		0		73
Daktronics, Inc.(1)		17		208
Dell Technologies, Inc. - Class C		79		7,178
Diebold Nixdorf, Inc.(1)		12		528
Digi International, Inc.(1)		17		478
Digimarc Corp.(1)		1		7
Digital Turbine, Inc.(1)		45		121
Diodes, Inc.(1)		19		822
Dolby Laboratories, Inc. - Class A		2		141
DoubleVerify Holdings, Inc. - Class Rights(1)		2		23
Dropbox, Inc. - Class A(1)		297		7,935
D-Wave Quantum, Inc.(1)		39		296
DXC Technology Co.(1)		120		2,041
E2open Parent Holdings, Inc.(1)		99		199
Eastman Kodak Co.(1)		28		176
Endava Plc - ADR(1)		140		2,733
EPAM Systems, Inc.(1)		1		248
ePlus, Inc.(1)		4		263
EverCommerce, Inc.(1)		4		37
Everspin Technologies, Inc.(1)		3		14
Extreme Networks, Inc.(1)		28		367
F5, Inc.(1)		2		439
Fabrinet(1)		34		6,785
Fair Isaac Corp.(1)(2)		0		194

	$		$
FARO Technologies, Inc.(1)		9		234
Fastly, Inc. - Class A(1)		12		78
First Solar, Inc.(1)		3		388
Flex Ltd.(1)		328		10,846
FormFactor, Inc.(1)		426		12,059
Gen Digital, Inc.		781		20,728
GlobalFoundries, Inc.(1)		3		104
Globant SA(1)(2)		0		38
GoDaddy, Inc. - Class A(1)		48		8,688
Grid Dynamics Holdings, Inc.(1)		8		127
Guidewire Software, Inc.(1)		1		237
Hackett Group, Inc.		1		29
Hewlett Packard Enterprise Co.		470		7,259
HP, Inc.		437		12,090
Hut 8 Corp.(1)		201		2,340
I3 Verticals, Inc. - Class A(1)		11		262
Ichor Holdings Ltd.(1)		10		231
Immersion Corp.		14		105
indie Semiconductor, Inc. - Class A(1)		57		115
Informatica, Inc. - Class A(1)		2		41
Information Services Group, Inc.		18		72
Ingram Micro Holding Corp.		176		3,123
Insight Enterprises, Inc.(1)		55		8,217
InterDigital, Inc.		56		11,500
IPG Photonics Corp.(1)		1		47
Itron, Inc.(1)		2		206
Jabil, Inc.		95		12,941
Juniper Networks, Inc.		9		334
Keysight Technologies, Inc.(1)		141		21,151
Kimball Electronics, Inc.(1)		12		189
Knowles Corp.(1)		39		597
Kulicke & Soffa Industries, Inc.		132		4,345
Kyndryl Holdings, Inc.(1)		6		203
Lam Research Corp.		105		7,617
Lattice Semiconductor Corp.(1)(2)		0		26
Life360, Inc.(1)		1		41
Littelfuse, Inc.		1		137
Logility Supply Chain Solutions, Inc. - Class A		14		202
Lumentum Holdings, Inc.(1)		2		124
MACOM Technology Solutions Holdings, Inc.(1)		2		178
MARA Holdings, Inc.(1)		29		337
Marvell Technology, Inc.		483		29,753
MaxLinear, Inc. - Class A(1)		2		22
MeridianLink, Inc.(1)		6		116
Methode Electronics, Inc.		18		112
Microchip Technology, Inc.		258		12,472
MicroStrategy, Inc. - Class A(1)		6		1,785
MicroVision, Inc.(1)		43		54
Mirion Technologies, Inc. - Class A(1)		83		1,208
MKS Instruments, Inc.		2		147
Motorola Solutions, Inc.		52		22,600
Navitas Semiconductor Corp. - Class A(1)		49		100
nCino, Inc.(1)		200		5,497
NCR Voyix Corp.(1)		9		84
NetApp, Inc.		122		10,678
NETGEAR, Inc.(1)		13		313
NetScout Systems, Inc.(1)		148		3,116
nLight, Inc.(1)		20		156
Nutanix, Inc. - Class A(1)		5		361
Okta, Inc. - Class A(1)		3		273
Olo, Inc. - Class A(1)		25		153
ON Semiconductor Corp.(1)		12		494
ON24, Inc.(1)		12		61
OneSpan, Inc.		2		36
Onto Innovation, Inc.(1)		1		124
Ooma, Inc.(1)		10		136
OSI Systems, Inc.(1)(2)		0		93
Ouster, Inc.(1)		18		161
Pagaya Technologies Ltd. - Class A(1)		17		176
PAR Technology Corp.(1)		1		59

	$		$
PC Connection, Inc.		6		344
Penguin Solutions, Inc.(1)		24		419
Photronics, Inc.(1)		158		3,288
Plexus Corp.(1)		177		22,643
Powerfleet, Inc.(1)		48		264
PTC, Inc.(1)		1		205
Pure Storage, Inc. - Class A(1)		1		53
Qorvo, Inc.(1)		3		192
Rackspace Technology, Inc.(1)		32		54
Rambus, Inc.(1)		129		6,657
Rekor Systems, Inc.(1)		10		9
Ribbon Communications, Inc.(1)		45		177
Richardson Electronics Ltd.		6		66
Rigetti Computing, Inc.(1)		88		697
Rimini Street, Inc.(1)		24		83
Riot Platforms, Inc.(1)		126		899
Roadzen, Inc.(1)		21		22
Rogers Corp.(1)		9		592
Sandisk Corp./DE(1)		22		1,027
Sanmina Corp.(1)		107		8,134
ScanSource, Inc.(1)		11		374
SentinelOne, Inc. - Class A(1)		7		121
ServiceTitan, Inc. - Class A(1)		26		2,445
Silvaco Group, Inc.(1)		1		5
Skyworks Solutions, Inc.		5		294
SmartRent, Inc. - Class A(1)		88		107
SolarWinds Corp.		26		476
SoundThinking, Inc.(1)(2)		0		6
Synaptics, Inc.(1)		17		1,094
TD SYNNEX Corp.		48		4,987
TE Connectivity Plc		57		8,010
Teledyne Technologies, Inc.(1)		19		9,415
Telos Corp.(1)		26		62
Teradyne, Inc.(2)		0		30
Terawulf, Inc.(1)		8		23
Trimble, Inc.(1)		7		457
TTM Technologies, Inc.(1)		371		7,599
Turtle Beach Corp.(1)		3		49
Twilio, Inc. - Class A(1)		4		346
Tyler Technologies, Inc.(1)		42		24,399
Ubiquiti, Inc.(2)		0		19
UiPath, Inc. - Class A(1)		2		16
Unisys Corp.(1)		31		144
Unity Software, Inc.(1)		5		98
Universal Display Corp.		1		88
Veeco Instruments, Inc.(1)		4		85
Verint Systems, Inc.(1)		280		4,994
VeriSign, Inc.(1)		69		17,568
Viasat, Inc.(1)		57		599
Viavi Solutions, Inc.(1)		103		1,151
Vishay Intertechnology, Inc.		59		932
Vishay Precision Group, Inc.(1)		6		134
Vontier Corp.		363		11,916
Western Digital Corp.(1)		65		2,618
Wolfspeed, Inc.(1)		5		15
Xerox Holdings Corp.		114		550
Xperi, Inc.(1)		21		160
Zebra Technologies Corp. - Class A(1)		63		17,685
Zoom Communications, Inc. - Class A(1)		54		3,985

Total Information Technology				615,962

Materials – 5.41%
AdvanSix, Inc.		12		282
Albemarle Corp.		3		243
Alcoa Corp.		7		215
Amcor Plc		42		404
American Vanguard Corp.		12		54
AptarGroup, Inc.		2		279
Arq, Inc.(1)		13		54
Ashland, Inc.		380		22,532
Aspen Aerogels, Inc.(1)		22		140

	$		$
ATI, Inc.(1)		3		181
Avery Dennison Corp.		1		254
Avient Corp.		552		20,527
Axalta Coating Systems Ltd.(1)		197		6,527
Ball Corp.		256		13,325
Berry Global Group, Inc.		3		229
Cabot Corp.		39		3,259
Caledonia Mining Corp. Plc		8		94
Celanese Corp. - Class A		2		133
CF Industries Holdings, Inc.		241		18,873
Chemours Co.		467		6,323
Clearwater Paper Corp.(1)		7		190
Cleveland-Cliffs, Inc.(1)		10		79
Coeur Mining, Inc.(1)		291		1,725
Commercial Metals Co.		288		13,255
Compass Minerals International, Inc.(1)		16		145
Contango ORE, Inc.(1)		3		26
Core Molding Technologies, Inc.(1)		4		61
Corteva, Inc.		20		1,239
Crown Holdings, Inc.		3		303
Dakota Gold Corp.(1)		11		30
Dow, Inc.		20		707
DuPont de Nemours, Inc.		175		13,032
Eagle Materials, Inc.(2)		0		53
Eastman Chemical Co.		65		5,687
Ecovyst, Inc.(1)		222		1,379
Element Solutions, Inc.		894		20,203
FMC Corp.		4		153
Freeport-McMoRan, Inc.		789		29,881
Graphic Packaging Holding Co.		1,088		28,242
Greif, Inc. - Class A		94		5,148
Greif, Inc. - Class B		2		121
HB Fuller Co.		141		7,898
Hecla Mining Co.		279		1,549
Huntsman Corp.		4		69
i-80 Gold Corp.(1)		141		82
Ingevity Corp.(1)		110		4,368
Innospec, Inc.		2		157
International Flavors & Fragrances, Inc.		7		564
International Paper Co.		171		9,098
Intrepid Potash, Inc.(1)		5		156
Kaiser Aluminum Corp.(2)		0		16
Knife River Corp.(1)		171		15,464
Koppers Holdings, Inc.		93		2,617
Kronos Worldwide, Inc.		10		76
Lifezone Metals Ltd.(1)		17		72
Louisiana-Pacific Corp.		1		50
LSB Industries, Inc.(1)		24		156
LyondellBasell Industries NV - Class A		8		532
MAC Copper Ltd. - Class A(1)		18		172
Magnera Corp.(1)		23		425
Martin Marietta Materials, Inc.		23		11,145
Materion Corp.		59		4,820
Mativ Holdings, Inc.		25		154
Metallus, Inc.(1)		19		258
Minerals Technologies, Inc.		88		5,609
Mosaic Co.		607		16,393
MP Materials Corp.(1)		4		90
NewMarket Corp.		12		6,678
Novagold Resources, Inc.(1)		114		332
Nucor Corp.		7		808
O-I Glass, Inc.(1)		296		3,390
Olin Corp.		3		82
Olympic Steel, Inc.		5		143
Packaging Corp. of America		90		17,759
Pactiv Evergreen, Inc.		17		305
Perimeter Solutions, Inc.(1)		62		626
Piedmont Lithium, Inc.(1)		6		41
PPG Industries, Inc.		7		725
PureCycle Technologies, Inc.(1)		48		329

	$		$
Quaker Chemical Corp.		48		5,982
Radius Recycling, Inc. - Class A		12		353
Ranpak Holdings Corp. - Class A(1)		20		109
Rayonier Advanced Materials, Inc.(1)		30		173
Reliance, Inc.		67		19,482
Royal Gold, Inc.		2		309
RPM International, Inc.		3		328
Ryerson Holding Corp.		12		286
Scotts Miracle-Gro Co.		1		65
Sealed Air Corp.		88		2,546
Sensient Technologies Corp.		1		67
Silgan Holdings, Inc.		196		10,034
Smurfit WestRock Plc		15		666
Sonoco Products Co.		3		133
SSR Mining, Inc.(1)		94		945
Steel Dynamics, Inc.		31		3,902
Stepan Co.		9		483
SunCoke Energy, Inc.		40		364
Sylvamo Corp.		116		7,790
Titan America SA(1)		193		2,615
Tredegar Corp.(1)		12		93
TriMas Corp.		265		6,206
Tronox Holdings Plc - Class A		55		387
United States Steel Corp.		210		8,857
Valhi, Inc.		1		19
Vulcan Materials Co.		162		37,726
Warrior Met Coal, Inc.		24		1,159
Westlake Corp.		1		94
Worthington Steel, Inc.		15		386

Total Materials				440,354

Real Estate – 7.66%
Acadia Realty Trust		56		1,165
Agree Realty Corp.		3		222
Alexander & Baldwin, Inc.		34		594
Alexandria Real Estate Equities, Inc.		5		449
Alpine Income Property Trust, Inc.		6		94
American Assets Trust, Inc.		211		4,249
American Healthcare REIT, Inc.		130		3,940
American Homes 4 Rent - Class A		10		365
American Realty Investors, Inc.(1)		1		7
Americold Realty Trust, Inc.		313		6,720
Anywhere Real Estate, Inc.(1)		48		158
Apartment Investment & Management Co. - Class A		33		290
Apple Hospitality REIT, Inc.		530		6,836
Armada Hoffler Properties, Inc.		35		260
AvalonBay Communities, Inc.		4		873
Braemar Hotels & Resorts, Inc.		33		82
Brandywine Realty Trust		301		1,341
Brixmor Property Group, Inc.		322		8,540
Broadstone Net Lease, Inc. - Class A		334		5,689
BRT Apartments Corp.		6		96
BXP, Inc.		174		11,659
Camden Property Trust		3		363
CareTrust REIT, Inc.		80		2,288
CBL & Associates Properties, Inc.		4		105
CBRE Group, Inc. - Class A(1)		9		1,143
Centerspace		194		12,538
Chatham Lodging Trust		128		911
City Office REIT, Inc.		135		700
Clipper Realty, Inc.		1		2
Community Healthcare Trust, Inc.		12		218
COPT Defense Properties		53		1,450
CoStar Group, Inc.(1)		12		941
Cousins Properties, Inc.		530		15,640
Crown Castle, Inc.		12		1,294
CTO Realty Growth, Inc.		14		271
CubeSmart		486		20,776
Curbline Properties Corp.		45		1,082
Cushman & Wakefield Plc(1)		548		5,600
DiamondRock Hospitality Co.		98		754

	$		$
Digital Realty Trust, Inc.		9		1,358
Diversified Healthcare Trust		102		246
Douglas Emmett, Inc.		449		7,183
Easterly Government Properties, Inc. - Class A		46		485
EastGroup Properties, Inc.		435		76,619
Elme Communities		41		710
Empire State Realty Trust, Inc. - Class A		65		511
EPR Properties		233		12,254
Equity LifeStyle Properties, Inc.		195		12,985
Equity Residential		170		12,168
Essential Properties Realty Trust, Inc.		435		14,193
Essex Property Trust, Inc.		45		13,845
Extra Space Storage, Inc.		291		43,203
Farmland Partners, Inc.		21		236
Federal Realty Investment Trust		2		239
First Industrial Realty Trust, Inc.		4		204
Forestar Group, Inc.(1)		8		170
Four Corners Property Trust, Inc.		326		9,357
Franklin Street Properties Corp.		44		78
FrontView REIT, Inc.		7		85
FRP Holdings, Inc.(1)		6		160
Gaming & Leisure Properties, Inc.		8		384
Getty Realty Corp.		24		736
Gladstone Commercial Corp.		17		251
Gladstone Land Corp.		15		157
Global Medical REIT, Inc.		28		247
Global Net Lease, Inc.		92		744
Healthcare Realty Trust, Inc. - Class A		10		167
Healthpeak Properties, Inc.		20		404
Highwoods Properties, Inc.		192		5,692
Host Hotels & Resorts, Inc.		393		5,578
Howard Hughes Holdings, Inc.(1)		1		67
Hudson Pacific Properties, Inc.		68		199
Independence Realty Trust, Inc.		613		13,024
Industrial Logistics Properties Trust		29		100
Innovative Industrial Properties, Inc. - Class A		49		2,639
InvenTrust Properties Corp.		37		1,079
Invitation Homes, Inc.		17		608
Iron Mountain, Inc.		4		308
JBG SMITH Properties		38		613
Jones Lang LaSalle, Inc.(1)		1		228
Kennedy-Wilson Holdings, Inc.		54		465
Kilroy Realty Corp.		3		113
Kimco Realty Corp.		19		403
Kite Realty Group Trust		102		2,280
Lamar Advertising Co. - Class A		152		17,256
Lineage, Inc.		2		100
LTC Properties, Inc.		21		746
LXP Industrial Trust		136		1,175
Macerich Co.		117		2,016
Marcus & Millichap, Inc.		11		379
Maui Land & Pineapple Co., Inc.(1)		1		13
Medical Properties Trust, Inc.		17		102
Mid-America Apartment Communities, Inc.		114		19,132
Millrose Properties, Inc.(1)		4		95
National Health Investors, Inc.		20		1,499
National Storage Affiliates Trust		195		7,671
NET Lease Office Properties(1)		7		231
NETSTREIT Corp.		28		452
Newmark Group, Inc. - Class A		63		768
NexPoint Diversified Real Estate Trust		15		57
NexPoint Residential Trust, Inc.		11		422
NNN REIT, Inc.		5		228
Offerpad Solutions, Inc.(1)		4		7
Office Properties Income Trust		97		44
Omega Healthcare Investors, Inc.		105		3,987
One Liberty Properties, Inc.		8		214
Opendoor Technologies, Inc.(1)		292		297
Orion Properties, Inc.		25		53
Outfront Media, Inc.		306		4,946

	$		$
Paramount Group, Inc.		88		377
Park Hotels & Resorts, Inc.		6		65
Peakstone Realty Trust		18		221
Pebblebrook Hotel Trust		55		562
Phillips Edison & Co., Inc.		307		11,200
Piedmont Office Realty Trust, Inc. - Class A		253		1,868
Plymouth Industrial REIT, Inc.		566		9,226
Postal Realty Trust, Inc. - Class A		5		72
PotlatchDeltic Corp.		424		19,123
Rayonier, Inc.		4		125
Realty Income Corp.		25		1,444
Regency Centers Corp.		260		19,164
REX Holdings, Inc. - Class A(1)		10		81
Rexford Industrial Realty, Inc.		223		8,714
RLJ Lodging Trust		71		560
RMR Group, Inc. - Class A		8		126
Ryman Hospitality Properties, Inc.		202		18,462
Sabra Health Care REIT, Inc.		536		9,369
Safehold, Inc.		24		448
Saul Centers, Inc.(2)		0		15
SBA Communications Corp. - Class A		63		13,914
Seaport Entertainment Group, Inc.(1)(2)		0		4
Service Properties Trust		233		608
Simon Property Group, Inc.		166		27,642
SITE Centers Corp.		23		289
SL Green Realty Corp.		33		1,926
STAG Industrial, Inc.		5		184
Star Holdings(1)		6		48
Stratus Properties, Inc.(1)		3		51
Summit Hotel Properties, Inc.		51		275
Sun Communities, Inc.		4		460
Sunstone Hotel Investors, Inc.		94		885
Tanger, Inc.		30		1,021
Tejon Ranch Co.(1)		10		154
Terreno Realty Corp.		156		9,877
Transcontinental Realty Investors, Inc.(1)(2)		0		13
UDR, Inc.		9		423
UMH Properties, Inc.		194		3,628
Uniti Group, Inc.		414		2,088
Universal Health Realty Income Trust		1		35
Urban Edge Properties		393		7,466
Ventas, Inc.		151		10,405
Veris Residential, Inc.		36		616
VICI Properties, Inc. - Class A		420		13,698
Vornado Realty Trust		5		190
Weyerhaeuser Co.		21		609
Whitestone REIT - Class B		23		333
WP Carey, Inc.		6		393
Xenia Hotels & Resorts, Inc.		50		583
Zillow Group, Inc. - Class A(1)		1		98
Zillow Group, Inc. - Class C(1)		4		298

Total Real Estate				623,806

Utilities – 5.42%
AES Corp.		20		253
ALLETE, Inc.		27		1,795
Alliant Energy Corp.		907		58,383
Altus Power, Inc. - Class A(1)		34		168
Ameren Corp.		8		764
American Electric Power Co., Inc.		59		6,414
American States Water Co.		8		595
American Water Works Co., Inc.		6		820
Atmos Energy Corp.		4		685
Avista Corp.		37		1,533
Black Hills Corp.		173		10,474
Brookfield Infrastructure Corp. - Class A		56		2,031
Brookfield Renewable Corp.		4		113
California Water Service Group		20		984
CenterPoint Energy, Inc.		366		13,268
Chesapeake Utilities Corp.		10		1,333
Clearway Energy, Inc. - Class A		1		37

	$		$
Clearway Energy, Inc. - Class C		2		62
CMS Energy Corp.		407		30,560
Consolidated Edison, Inc.		10		1,095
Consolidated Water Co. Ltd.		5		121
DTE Energy Co.		190		26,300
Edison International		11		640
Entergy Corp.		221		18,854
Essential Utilities, Inc.		7		286
Evergy, Inc.		427		29,408
Eversource Energy		10		650
Exelon Corp.		29		1,322
FirstEnergy Corp.		454		18,351
Genie Energy Ltd. - Class B		3		50
Hawaiian Electric Industries, Inc.(1)		81		885
IDACORP, Inc. - Class Rights		2		176
MDU Resources Group, Inc.		250		4,232
MGE Energy, Inc.		91		8,457
Middlesex Water Co.		7		455
National Fuel Gas Co.		140		11,073
New Jersey Resources Corp.		223		10,949
NiSource, Inc.		13		539
Northwest Natural Holding Co.		18		784
Northwestern Energy Group, Inc.		243		14,089
NRG Energy, Inc.		282		26,931
OGE Energy Corp.		318		14,609
ONE Gas, Inc.		278		21,028
Ormat Technologies, Inc.		27		1,903
Otter Tail Corp.		11		862
PG&E Corp.		62		1,071
Pinnacle West Capital Corp.		3		306
Portland General Electric Co.		360		16,037
PPL Corp.		21		759
Public Service Enterprise Group, Inc.		14		1,174
Pure Cycle Corp.(1)		10		104
RGC Resources, Inc.		4		77
SJW Group		15		841
Southwest Gas Holdings, Inc.		28		2,042
Spire, Inc.		27		2,092
Sunnova Energy International, Inc.(1)		49		18
TXNM Energy, Inc.		42		2,238
UGI Corp.		816		26,972
Unitil Corp.		7		420
Vistra Corp.		91		10,700
WEC Energy Group, Inc.		283		30,840
Xcel Energy, Inc.		16		1,164
York Water Co.		5		179

Total Utilities				441,355

Total Common Stocks (Cost: $6,561,013)				7,935,283

WARRANTS – 0.00%(3)
Healthcare – 0.00%(3)
Pulse Biosciences, Inc., expires 06/27/2029(1)(5)		1		2

Total Healthcare				2

Total Warrants (Cost: $0)				2

SHORT-TERM INVESTMENTS – 2.47%
Money Market Funds – 2.41%
Goldman Sachs Financial Square Government Fund - Class I, 4.25%(4)		196,330		196,330

Total Money Market Funds (Cost: $196,330)				196,330

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.06%
BNP Paribas, Paris, 1.81% due 04/01/2025(2)	CAD	0		0
Brown Brothers Harriman, 1.28% due 04/01/2025(2)	SEK	0		0
Citibank, New York, 3.83% due 04/01/2025		$3,770		3,770
Sumitomo Trust Bank, London, 3.83% due 04/01/2025		431		431
Sumitomo, Tokyo, 3.83% due 04/01/2025		693		693

Total Time Deposits (Cost: $4,894)				4,894

	$	$

Total Short-Term Investments (Cost: $201,224)			201,224

TOTAL INVESTMENTS IN SECURITIES – 99.93% (Cost: $6,762,237)			8,136,509

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.07%			6,095

TOTAL NET ASSETS – 100.00%			$8,142,604

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $16, which represents 0.00% of total net assets.
(6)	Security that is restricted at March 31, 2025. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
14	E-mini Russell 1000 Future	Jun. 2025	$1,296	$1,305	$9
30	E-mini Russell 2000 Future	Jun. 2025	3,118	3,041	(77)
2	S&P MidCap 400 E-mini Future	Jun. 2025	592	588	(4)

					$(72)

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

March 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	$		$
	Shares (000s)		Value (000s)
COMMON STOCKS – 97.63%
Communication Services – 1.73%
AST SpaceMobile, Inc. - Class A(1)		24		$555
Atlanta Braves Holdings, Inc. - Class C(1)		23		937
Cogent Communications Holdings, Inc.		7		421
Criteo SA - ADR(1)		130		4,587
EchoStar Corp. - Class A(1)		25		652
Integral Ad Science Holding Corp.(1)		48		387
Liberty Broadband Corp. - Class C(1)		5		387
Liberty Media Corp.-Liberty Formula One - Class C(1)		48		4,342
Liberty Media Corp.-Liberty Live - Class C(1)		1		62
Lumen Technologies, Inc.(1)		109		426
Madison Square Garden Entertainment Corp. - Class A(1)		12		391
Madison Square Garden Sports Corp. - Class A(1)		1		99
News Corp. - Class B		1		44
Nexstar Media Group, Inc. - Class A		63		11,278
Omnicom Group, Inc.(2)		0		28
Pinterest, Inc. - Class A(1)		23		710
ROBLOX Corp. - Class A(1)		30		1,744
Roku, Inc. - Class A(1)		4		263
Scholastic Corp.		33		620
Shutterstock, Inc.		21		385
Sphere Entertainment Co.(1)		1		38
Spotify Technology SA(1)		2		1,200
Take-Two Interactive Software, Inc.(1)		12		2,526
TEGNA, Inc.		35		638
Telephone & Data Systems, Inc.		23		873
Trade Desk, Inc. - Class A(1)		35		1,903
TrueCar, Inc.(1)		33		51
Webtoon Entertainment, Inc.(1)		45		344
Yelp, Inc. - Class A(1)		6		239

Total Communication Services				36,130

Consumer Discretionary – 10.37%
Abercrombie & Fitch Co. - Class A(1)		2		141
Academy Sports & Outdoors, Inc.		6		278
Accel Entertainment, Inc. - Class A(1)		10		100
Adient Plc(1)		171		2,201
ADT, Inc.		635		5,172
Adtalem Global Education, Inc.(1)		1		78
Amer Sports, Inc.(1)		132		3,525
American Eagle Outfitters, Inc.		36		413
Aptiv Plc(1)		70		4,182
Aramark		14		498
Asbury Automotive Group, Inc.(1)		1		248
AutoNation, Inc.(1)		27		4,437
AutoZone, Inc.(1)(2)		0		1,407
Bath & Body Works, Inc.		177		5,361
Best Buy Co., Inc.		3		226
Birkenstock Holding Plc(1)		61		2,800
Boot Barn Holdings, Inc.(1)		22		2,345
BorgWarner, Inc.		168		4,824
Bright Horizons Family Solutions, Inc.(1)		68		8,652
Brunswick Corp.		62		3,365
Burlington Stores, Inc.(1)		9		2,083
Caesars Entertainment, Inc.(1)		1		33
CarMax, Inc.(1)		2		181
Carvana Co. - Class A(1)		4		763
Cava Group, Inc.(1)		18		1,549
Cavco Industries, Inc.(1)		1		718
Century Communities, Inc.		3		218
Champion Homes, Inc.(1)		5		489
Chipotle Mexican Grill, Inc. - Class A(1)		27		1,353
Choice Hotels International, Inc.(2)		0		57

	$		$
Coupang, Inc. - Class A(1)		11		238
Coursera, Inc.(1)		73		488
Crocs, Inc.(1)		52		5,500
Darden Restaurants, Inc.		5		956
Dave & Buster’s Entertainment, Inc.(1)		1		12
Deckers Outdoor Corp.(1)		27		2,998
Dick’s Sporting Goods, Inc.		18		3,598
Dillard’s, Inc. - Class A		2		746
Dine Brands Global, Inc.		62		1,441
Domino’s Pizza, Inc.		5		2,147
DoorDash, Inc. - Class A(1)		17		3,034
Dorman Products, Inc.(1)		1		155
DR Horton, Inc.		25		3,142
Dutch Bros, Inc. - Class A(1)		54		3,326
eBay, Inc.		2		131
Everi Holdings, Inc.(1)		38		523
Expedia Group, Inc.		2		380
Five Below, Inc.(1)		34		2,549
Floor & Decor Holdings, Inc. - Class A(1)		61		4,934
Flutter Entertainment Plc(1)		8		1,683
Foot Locker, Inc.(1)		123		1,731
Frontdoor, Inc.(1)		10		372
GameStop Corp. - Class A(1)		15		343
Garmin Ltd.		12		2,544
Gentherm, Inc.(1)		13		345
G-III Apparel Group Ltd.(1)		14		373
Goodyear Tire & Rubber Co.(1)		70		650
Graham Holdings Co. - Class B(2)		0		57
Green Brick Partners, Inc.(1)		1		74
Group 1 Automotive, Inc.		14		5,419
Hanesbrands, Inc.(1)		40		233
Hasbro, Inc.		11		672
Hilton Worldwide Holdings, Inc.		19		4,260
Installed Building Products, Inc.		16		2,798
KB Home		15		899
KinderCare Learning Companies, Inc.(1)		26		296
Las Vegas Sands Corp.		26		1,008
La-Z-Boy, Inc.		1		25
LCI Industries		1		79
Lear Corp.		8		666
Light & Wonder, Inc.(1)		4		318
Lithia Motors, Inc. - Class A		1		182
Macy’s, Inc.		20		253
Malibu Boats, Inc. - Class A(1)		14		429
Meritage Homes Corp.		4		268
Murphy USA, Inc.		1		468
Nordstrom, Inc.		1		36
Norwegian Cruise Line Holdings Ltd.(1)		14		260
Ollie’s Bargain Outlet Holdings, Inc.(1)		37		4,296
On Holding AG - Class A(1)		109		4,793
Papa John’s International, Inc.		17		696
Patrick Industries, Inc.		1		97
Penske Automotive Group, Inc.(2)		0		48
Phinia, Inc.		13		559
Planet Fitness, Inc. - Class A(1)		25		2,449
Pool Corp.		20		6,508
Portillo’s, Inc. - Class A(1)		48		571
PulteGroup, Inc.		32		3,248
PVH Corp.		28		1,797
Ralph Lauren Corp. - Class A		8		1,734
RCI Hospitality Holdings, Inc.		12		500
Red Rock Resorts, Inc. - Class A		1		38
Revolve Group, Inc. - Class A(1)		13		277
RH(1)		10		2,447
Ross Stores, Inc.		17		2,214
Royal Caribbean Cruises Ltd.		9		1,945
Rush Street Interactive, Inc.(1)		39		413
Shake Shack, Inc. - Class A(1)		20		1,767
SharkNinja, Inc.(1)		45		3,752
Shoe Carnival, Inc.		2		50

	$		$
Signet Jewelers Ltd.		11		622
Six Flags Entertainment Corp.		3		91
Somnigroup International, Inc.		12		700
Sonic Automotive, Inc. - Class A		1		66
Steven Madden Ltd.		17		450
Sturm Ruger & Co., Inc.		11		421
Tapestry, Inc.		109		7,649
Taylor Morrison Home Corp. - Class A(1)		62		3,726
Texas Roadhouse, Inc. - Class A		66		11,073
Thor Industries, Inc.		12		935
TopBuild Corp.(1)		3		1,025
Tractor Supply Co.		172		9,451
Travel + Leisure Co.		1		45
Ulta Beauty, Inc.(1)		7		2,591
Urban Outfitters, Inc.(1)		2		107
Victoria’s Secret & Co.(1)		10		193
Viking Holdings Ltd.(1)		121		4,819
Visteon Corp.(1)		8		640
Warby Parker, Inc. - Class A(1)		16		295
Williams-Sonoma, Inc.		12		1,911
Wingstop, Inc.		10		2,214
Wyndham Hotels & Resorts, Inc.		8		729
XPEL, Inc.(1)		14		406
YETI Holdings, Inc.(1)		5		179
Yum China Holdings, Inc.		94		4,889
Yum! Brands, Inc.(2)		0		26

Total Consumer Discretionary				216,188

Consumer Staples – 4.32%
Andersons, Inc.		4		192
BJ’s Wholesale Club Holdings, Inc.(1)		119		13,568
Cal-Maine Foods, Inc.		14		1,308
Casey’s General Stores, Inc.		24		10,593
Celsius Holdings, Inc.(1)		15		534
Central Garden & Pet Co. - Class A(1)		8		264
Church & Dwight Co., Inc.		116		12,773
Clorox Co.		1		202
Coca-Cola Consolidated, Inc.		2		2,140
Coty, Inc. - Class A(1)		88		482
Darling Ingredients, Inc.(1)		14		449
Dollar General Corp.		9		768
Edgewell Personal Care Co.		31		959
elf Beauty, Inc.(1)		19		1,217
Energizer Holdings, Inc.		18		544
Ingles Markets, Inc. - Class A		11		702
J&J Snack Foods Corp.		6		785
J.M. Smucker Co.		4		497
John B Sanfilippo & Son, Inc.		1		58
Kellanova		10		791
Keurig Dr Pepper, Inc.		337		11,532
Kroger Co.		5		352
Medifast, Inc.(1)		30		409
MGP Ingredients, Inc.		18		529
Molson Coors Beverage Co. - Class B		12		724
Nature’s Sunshine Products, Inc.(1)		12		155
Nomad Foods Ltd.		352		6,921
Performance Food Group Co.(1)		11		853
Post Holdings, Inc.(1)		3		292
PriceSmart, Inc.		1		116
Primo Brands Corp. - Class A		13		446
Reynolds Consumer Products, Inc.		253		6,035
Simply Good Foods Co.(1)		16		553
Sprouts Farmers Market, Inc.(1)		48		7,313
Universal Corp.		2		84
Utz Brands, Inc.		46		653
Village Super Market, Inc. - Class A		1		26
Walgreens Boots Alliance, Inc.		77		855
WD-40 Co.		13		3,147
Weis Markets, Inc.		4		346

Total Consumer Staples				90,167

	$		$
Energy – 4.26%
Antero Resources Corp.(1)		19		774
APA Corp.		31		647
Atlas Energy Solutions, Inc. - Class A		12		207
Baker Hughes Co. - Class A		120		5,293
Borr Drilling Ltd.(1)		161		353
Bristow Group, Inc.(1)		1		31
California Resources Corp.		10		441
Cameco Corp.		117		4,811
ChampionX Corp.		46		1,378
Cheniere Energy, Inc.		16		3,616
Chord Energy Corp.		7		841
Civitas Resources, Inc.		16		546
CNX Resources Corp.(1)		230		7,243
Comstock Resources, Inc.(1)		26		535
Core Natural Resources, Inc.		7		516
Coterra Energy, Inc.		40		1,143
Crescent Energy Co. - Class A		48		537
CVR Energy, Inc.		22		423
Diamondback Energy, Inc.		3		444
Dorian LPG Ltd.		5		121
Encore Energy Corp.(1)		251		343
EOG Resources, Inc.		56		7,153
EQT Corp.		108		5,767
Excelerate Energy, Inc. - Class A		23		672
Expand Energy Corp.		8		845
FLEX LNG Ltd.		29		658
Golar LNG Ltd.		15		553
Green Plains, Inc.(1)		73		356
Hess Corp.		4		651
HF Sinclair Corp.		45		1,474
HighPeak Energy, Inc.		15		188
Innovex International, Inc.(1)		48		866
International Seaways, Inc.		12		405
Kinetik Holdings, Inc. - Class A		9		481
Kosmos Energy Ltd.(1)		196		446
Liberty Energy, Inc. - Class A		13		201
Magnolia Oil & Gas Corp. - Class A		227		5,744
Matador Resources Co.		55		2,831
Nabors Industries Ltd.(1)		11		444
New Fortress Energy, Inc. - Class A		46		384
Noble Corp. Plc		34		817
Northern Oil & Gas, Inc.		139		4,210
NOV, Inc.		36		545
ONEOK, Inc.(2)		0		37
Patterson-UTI Energy, Inc.		75		613
Permian Resources Corp. - Class A		83		1,146
ProPetro Holding Corp.(1)		32		233
REX American Resources Corp.(1)		3		126
RPC, Inc.		4		25
Scorpio Tankers, Inc.		11		404
Sitio Royalties Corp. - Class A		212		4,219
Solaris Energy Infrastructure, Inc. - Class A		2		50
Targa Resources Corp.		13		2,700
TechnipFMC Plc		107		3,400
Teekay Corp. Ltd.		35		231
Tidewater, Inc.(1)		96		4,037
Uranium Energy Corp.(1)		111		530
Valero Energy Corp.		27		3,595
Vitesse Energy, Inc.		16		390
Williams Companies, Inc.		20		1,177

Total Energy				88,847

Financials – 15.74%
1st Source Corp.		1		43
Affiliated Managers Group, Inc.		1		131
Aflac, Inc.		2		236
AGNC Investment Corp.		15		143
Allstate Corp.		55		11,469
Ally Financial, Inc.		9		317
Amerant Bancorp, Inc. - Class A		9		189
American Financial Group, Inc.		41		5,369

	$		$
Ameriprise Financial, Inc.		1		274
Annaly Capital Management, Inc.		414		8,413
Apollo Commercial Real Estate Finance, Inc.		74		710
Apollo Global Management, Inc.		4		552
Arch Capital Group Ltd.		117		11,290
Ares Management Corp. - Class A		25		3,618
ARMOUR Residential REIT, Inc.		54		918
Arthur J. Gallagher & Co.		7		2,465
Artisan Partners Asset Management, Inc. - Class A		19		744
Associated Banc-Corp.		2		40
Atlantic Union Bankshares Corp.		34		1,066
AvidXchange Holdings, Inc.(1)		63		530
Axis Capital Holdings Ltd.		21		2,072
Axos Financial, Inc.(1)		6		389
Baldwin Insurance Group, Inc. - Class A(1)		10		433
Banc of California, Inc.		14		204
BancFirst Corp.		5		516
Banco Latinoamericano de Comercio Exterior SA - Class E		9		342
Bank First Corp.		1		68
Bank of Hawaii Corp.		7		506
Bank of Marin Bancorp		9		204
BankUnited, Inc.		117		4,013
Blackstone Mortgage Trust, Inc. - Class A		22		436
Blue Owl Capital, Inc. - Class A		25		495
Bread Financial Holdings, Inc.		5		273
Bridgewater Bancshares, Inc.(1)		32		441
Brookline Bancorp, Inc.		30		324
Brown & Brown, Inc.		91		11,295
Burford Capital Ltd.		44		578
Byline Bancorp, Inc.		1		27
Cadence Bank		18		553
CBOE Global Markets, Inc.		24		5,542
Central Pacific Financial Corp.		11		300
Cincinnati Financial Corp.(2)		0		63
Citizens Financial Group, Inc.		13		529
City Holding Co.		1		130
CNA Financial Corp.		15		755
CNO Financial Group, Inc.		18		732
Cohen & Steers, Inc.		5		383
Coinbase Global, Inc. - Class A(1)		9		1,467
Comerica, Inc.		90		5,328
Commerce Bancshares, Inc.		9		574
Community Financial System, Inc.		97		5,489
Community Trust Bancorp, Inc.(2)		0		1
Compass Diversified Holdings		9		166
Corpay, Inc.(1)		1		446
Credit Acceptance Corp.(1)		1		428
Cullen/Frost Bankers, Inc.		38		4,801
Customers Bancorp, Inc.(1)		9		435
CVB Financial Corp.		21		381
Dime Community Bancshares, Inc.		17		478
Discover Financial Services		12		2,114
Eagle Bancorp, Inc.		13		275
Eastern Bankshares, Inc.		41		675
Enact Holdings, Inc.		22		759
Enstar Group Ltd.(1)		2		811
Enterprise Financial Services Corp.		13		696
Essent Group Ltd.		16		911
Euronet Worldwide, Inc.(1)		69		7,347
Evercore, Inc. - Class A(2)		0		49
Everest Group Ltd.		5		1,742
EVERTEC, Inc.		3		99
FactSet Research Systems, Inc.		5		2,238
FB Financial Corp.		13		598
Fidelity National Financial, Inc.		4		251
Fifth Third Bancorp		183		7,156
Financial Institutions, Inc.		18		460
First American Financial Corp.		10		688
First Bancorp		270		5,172
First Bancshares, Inc.		1		43

	$		$
First Citizens BancShares, Inc. - Class A		3		5,842
First Commonwealth Financial Corp.		47		730
First Community Bankshares, Inc.		1		50
First Financial Bancorp		2		49
First Financial Bankshares, Inc.		18		629
First Foundation, Inc.		54		279
First Hawaiian, Inc.		187		4,558
First Interstate BancSystem, Inc. - Class A		10		293
First of Long Island Corp.		14		170
FirstCash Holdings, Inc.		6		744
Flagstar Financial, Inc.		56		654
Flushing Financial Corp.		19		237
FNB Corp.		2		27
Franklin BSP Realty Trust, Inc.		8		100
Fulton Financial Corp.		31		568
Genworth Financial, Inc. - Class A(1)		39		273
German American Bancorp, Inc.		1		50
Glacier Bancorp, Inc.		22		981
Global Payments, Inc.		5		455
HA Sustainable Infrastructure Capital, Inc.		19		560
Hamilton Lane, Inc. - Class A		38		5,627
Hancock Whitney Corp.		4		208
Hanover Insurance Group, Inc.		28		4,937
HBT Financial, Inc.		4		95
Heritage Commerce Corp.		19		184
Heritage Financial Corp.		22		536
HomeStreet, Inc.(1)		25		296
Horace Mann Educators Corp.		16		671
Horizon Bancorp, Inc.		23		350
Houlihan Lokey, Inc. - Class A		18		2,913
Independent Bank Corp.		3		87
Independent Bank Corp.		15		918
Interactive Brokers Group, Inc. - Class A		17		2,837
International Bancshares Corp.		14		888
Invesco Ltd.		302		4,586
Jack Henry & Associates, Inc.		2		403
Jackson Financial, Inc. - Class A		6		542
Jefferies Financial Group, Inc.		223		11,938
Kemper Corp.		45		3,022
KeyCorp		55		885
Kinsale Capital Group, Inc.		17		8,095
KKR & Co., Inc. - Class Miscella		19		2,219
Ladder Capital Corp. - Class A		21		236
Lincoln National Corp.		12		413
Live Oak Bancshares, Inc.		14		378
Loews Corp.		70		6,421
LPL Financial Holdings, Inc.		11		3,563
M&T Bank Corp.		2		299
Marqeta, Inc. - Class A(1)		166		683
Mercury General Corp.		13		717
Metropolitan Bank Holding Corp.(1)		4		197
MFA Financial, Inc.		6		66
Moelis & Co. - Class A		34		2,003
Moody’s Corp.		6		2,640
Morningstar, Inc.		4		1,333
Mr Cooper Group, Inc.(1)		2		189
MSCI, Inc. - Class A		5		2,939
NBT Bancorp, Inc.		1		46
NCR Atleos Corp.(1)		174		4,585
Nelnet, Inc. - Class A		2		257
NerdWallet, Inc. - Class A(1)		16		149
NMI Holdings, Inc. - Class A(1)		2		85
NU Holdings Ltd. - Class A(1)		264		2,703
OFG Bancorp		2		100
Old Second Bancorp, Inc.		5		80
Pacific Premier Bancorp, Inc.		17		364
Pagseguro Digital Ltd. - Class A(1)		66		503
Palomar Holdings, Inc. - Class A(1)		3		465
Park National Corp.		2		340
Pinnacle Financial Partners, Inc.		3		272

	$		$
PRA Group, Inc.(1)		9		182
Primis Financial Corp.		44		434
PROG Holdings, Inc.		1		29
Prosperity Bancshares, Inc.		69		4,894
Provident Financial Services, Inc.		51		876
Prudential Financial, Inc.(2)		0		37
QCR Holdings, Inc.(2)		0		31
Radian Group, Inc.		10		330
Raymond James Financial, Inc.		12		1,701
RBB Bancorp		19		319
Redwood Trust, Inc.		9		53
Regions Financial Corp.		162		3,524
Reinsurance Group of America, Inc. - Class A		9		1,725
Remitly Global, Inc.(1)		61		1,261
Renasant Corp.		24		819
Republic Bancorp, Inc. - Class A		8		483
RLI Corp.		83		6,672
Robinhood Markets, Inc. - Class A(1)		75		3,130
Rocket Companies, Inc. - Class A		114		1,382
Ryan Specialty Holdings, Inc. - Class A		153		11,303
S&T Bancorp, Inc.		19		711
Safety Insurance Group, Inc.		4		331
Sandy Spring Bancorp, Inc.		8		210
Seacoast Banking Corp. of Florida		12		312
SEI Investments Co.(2)		0		26
Selective Insurance Group, Inc.		14		1,266
ServisFirst Bancshares, Inc.		8		642
Shift4 Payments, Inc. - Class A(1)		54		4,417
SiriusPoint Ltd.(1)		20		353
South State Corp.		13		1,228
Southern First Bancshares, Inc.(1)		8		261
Stellar Bancorp, Inc.		12		321
Stewart Information Services Corp.		2		127
Stifel Financial Corp.		51		4,792
StoneX Group, Inc.(1)		4		342
Synchrony Financial		1		75
T Rowe Price Group, Inc.		2		170
Texas Capital Bancshares, Inc.(1)		66		4,955
TFS Financial Corp.		18		220
Toast, Inc. - Class A(1)		154		5,112
Tompkins Financial Corp.		4		245
Tradeweb Markets, Inc. - Class A		34		5,041
TriCo Bancshares		5		192
Triumph Financial, Inc.(1)		4		208
TrustCo Bank Corp. NY		1		37
UMB Financial Corp.		11		1,146
United Community Banks, Inc.		30		844
Universal Insurance Holdings, Inc.		12		273
Valley National Bancorp		92		815
Virtu Financial, Inc. - Class A		14		523
WaFd, Inc.		22		643
Walker & Dunlop, Inc.		36		3,083
Washington Trust Bancorp, Inc.		11		352
Webster Financial Corp.		84		4,344
WesBanco, Inc.		32		976
Westamerica BanCorp		4		197
Western Alliance Bancorp		3		221
WEX, Inc.(1)		4		635
White Mountains Insurance Group Ltd.(2)		0		31
Wintrust Financial Corp.		45		5,006
Zions Bancorp N.A.		95		4,731

Total Financials				328,309

Healthcare – 11.62%
Abiomed, Inc.(1)(2)(4)		0		0
Acadia Healthcare Co., Inc.(1)		14		419
ADMA Biologics, Inc.(1)		28		549
Aerovate Therapeutics, Inc.(1)		124		312
Agilent Technologies, Inc.		14		1,642
Agios Pharmaceuticals, Inc.(1)		6		186
Akero Therapeutics, Inc.(1)		13		537

	$		$
Alcon AG		69		6,551
Alignment Healthcare, Inc.(1)		22		418
Alkermes Plc(1)		29		969
Alnylam Pharmaceuticals, Inc.(1)		17		4,570
Amedisys, Inc.(1)		4		401
AMN Healthcare Services, Inc.(1)		27		666
Amphastar Pharmaceuticals, Inc.(1)		30		866
Anavex Life Sciences Corp.(1)		116		998
Anika Therapeutics, Inc.(1)		14		204
Arcellx, Inc.(1)		9		603
ArriVent Biopharma, Inc.(1)		22		413
Ascendis Pharma - ADR(1)		7		1,134
Astrana Health, Inc.(1)		15		471
Aurinia Pharmaceuticals, Inc.(1)		35		277
Avantor, Inc.(1)		299		4,849
Avidity Biosciences, Inc.(1)		20		601
Azenta, Inc.(1)		3		117
Beam Therapeutics, Inc.(1)		8		150
Bicara Therapeutics, Inc.(1)		33		432
Bio-Techne Corp.		117		6,878
Blueprint Medicines Corp.(1)		43		3,788
Bridgebio Pharma, Inc.(1)		35		1,218
Bruker Corp.		31		1,306
Cargo Therapeutics, Inc.(1)		103		420
Celldex Therapeutics, Inc.(1)		19		352
Cencora, Inc. - Class A(2)		0		78
Ceribell, Inc.(1)		30		572
Certara, Inc.(1)		47		467
Charles River Laboratories International, Inc.(1)		41		6,099
Chemed Corp.		15		9,473
Concentra Group Holdings Parent, Inc.		41		891
Cooper Companies, Inc.(1)		60		5,084
CorVel Corp.(1)		5		526
Crinetics Pharmaceuticals, Inc.(1)		6		200
Cross Country Healthcare, Inc.(1)		61		906
Cytokinetics, Inc.(1)		9		373
DaVita, Inc.(1)		2		327
Denali Therapeutics, Inc.(1)		14		197
DexCom, Inc.(1)		26		1,752
Doximity, Inc. - Class A(1)		7		408
Dynavax Technologies Corp. - Class A(1)		43		559
Edgewise Therapeutics, Inc.(1)		30		667
Encompass Health Corp.		97		9,844
Ensign Group, Inc.		32		4,105
Envista Holdings Corp.(1)		82		1,411
Exact Sciences Corp.(1)		23		1,016
Exelixis, Inc.(1)		121		4,455
Fulgent Genetics, Inc.(1)		23		392
Geron Corp.(1)		249		395
Glaukos Corp.(1)		17		1,709
Globus Medical, Inc. - Class A(1)		62		4,556
Haemonetics Corp.(1)		102		6,467
Halozyme Therapeutics, Inc.(1)		19		1,228
HealthEquity, Inc.(1)		4		310
Hologic, Inc.(1)		12		762
Humana, Inc.		16		4,304
ICON Plc(1)		67		11,753
ICU Medical, Inc.(1)		3		465
Ideaya Biosciences, Inc.(1)		21		343
IDEXX Laboratories, Inc.(1)		2		874
Immunovant, Inc.(1)		21		363
Innoviva, Inc.(1)		28		509
Inogen, Inc.(1)		32		230
Insmed, Inc.(1)		94		7,200
Inspire Medical Systems, Inc.(1)		8		1,261
Insulet Corp.(1)		3		866
Integer Holdings Corp.(1)		2		274
Integra LifeSciences Holdings Corp.(1)		124		2,733
Intellia Therapeutics, Inc.(1)		75		534
Intra-Cellular Therapies, Inc.(1)		17		2,261

	$		$
Ionis Pharmaceuticals, Inc.(1)		69		2,078
IQVIA Holdings, Inc.(1)		8		1,364
iRhythm Technologies, Inc.(1)		9		985
Jazz Pharmaceuticals Plc(1)		6		732
Joint Corp.(1)		18		226
Krystal Biotech, Inc.(1)		6		1,015
Labcorp Holdings, Inc.		38		8,764
Lantheus Holdings, Inc.(1)		33		3,214
LeMaitre Vascular, Inc.		3		291
Ligand Pharmaceuticals, Inc.(1)(2)		0		27
LivaNova Plc(1)		11		445
Madrigal Pharmaceuticals, Inc.(1)		9		2,949
McKesson Corp.		5		3,075
Medpace Holdings, Inc.(1)		3		875
Merit Medical Systems, Inc.(1)		50		5,303
Mesa Laboratories, Inc.		6		684
Mettler-Toledo International, Inc.(1)		2		2,326
Mineralys Therapeutics, Inc.(1)		23		359
Molina Healthcare, Inc.(1)		2		498
Mural Oncology Plc(1)		1		1
Natera, Inc.(1)		70		9,927
Neogen Corp.(1)		112		974
NeoGenomics, Inc.(1)		18		166
Neurocrine Biosciences, Inc.(1)		40		4,374
Nuvalent, Inc. - Class A(1)		8		545
OmniAb, Inc. - Class CR3(1)(2)(4)(5)		0		—
OmniAb, Inc. - Class CR4(1)(2)(4)(5)		0		—
Omnicell, Inc.(1)		9		310
Pacira BioSciences, Inc.(1)		37		929
PACS Group, Inc.(1)		48		535
Pediatrix Medical Group, Inc.(1)		238		3,456
Penumbra, Inc.(1)		5		1,386
Phibro Animal Health Corp. - Class A		4		86
Premier, Inc. - Class A		8		145
Prestige Consumer Healthcare, Inc.(1)		4		376
PTC Therapeutics, Inc.(1)		7		333
QIAGEN NV(1)		54		2,167
Quest Diagnostics, Inc.(2)		0		38
QuidelOrtho Corp.(1)		17		587
Rapport Therapeutics, Inc.(1)		41		412
Repligen Corp.(1)		3		439
ResMed, Inc.		5		1,071
Revolution Medicines, Inc.(1)		95		3,354
Revvity, Inc.		6		685
Rocket Pharmaceuticals, Inc.(1)		46		307
Roivant Sciences Ltd.(1)		225		2,272
Royalty Pharma Plc - Class A		18		551
RxSight, Inc.(1)		16		401
Sarepta Therapeutics, Inc.(1)		50		3,209
Select Medical Holdings Corp.		16		272
SpringWorks Therapeutics, Inc.(1)		7		302
Supernus Pharmaceuticals, Inc.(1)		19		620
Surmodics, Inc.(1)		9		289
Tenet Healthcare Corp.(1)		3		339
TransMedics Group, Inc.(1)		6		407
Travere Therapeutics, Inc. - Class Preferre(1)		25		444
Twist Bioscience Corp.(1)		12		473
Ultragenyx Pharmaceutical, Inc.(1)		46		1,676
Universal Health Services, Inc. - Class B		5		1,030
US Physical Therapy, Inc.		8		578
Vaxcyte, Inc.(1)		68		2,559
Veeva Systems, Inc. - Class A(1)		16		3,792
Veracyte, Inc.(1)		21		636
Viking Therapeutics, Inc.(1)		31		742
Waters Corp.(1)		2		763
West Pharmaceutical Services, Inc.		24		5,263
Zimmer Biomet Holdings, Inc.		56		6,386

Total Healthcare				242,313

Industrials – 21.94%
3D Systems Corp.(1)		228		484

	$		$
AAON, Inc.		83		6,454
AAR Corp.(1)		7		416
ABM Industries, Inc.		98		4,642
Advanced Drainage Systems, Inc.		2		260
AECOM		16		1,452
AerCap Holdings NV		136		13,859
Aerovironment, Inc.(1)		2		216
Air Lease Corp. - Class A		34		1,667
Alamo Group, Inc.		3		594
Alaska Air Group, Inc.(1)		9		443
Albany International Corp. - Class A		9		625
Allegiant Travel Co. - Class A		9		451
Allegion Plc		17		2,180
Amentum Holdings, Inc.(1)		29		521
American Woodmark Corp.(1)		2		109
AMETEK, Inc.		11		1,883
AO Smith Corp.		1		88
API Group Corp.(1)		107		3,817
Applied Industrial Technologies, Inc.		26		5,819
ArcBest Corp.		65		4,615
Arcosa, Inc.		43		3,314
Armstrong World Industries, Inc.		27		3,838
Atkore, Inc.		7		403
Atmus Filtration Technologies, Inc.		11		410
Axon Enterprise, Inc.(1)		4		1,974
AZEK Co., Inc. - Class A(1)		21		1,016
AZZ, Inc.		3		256
Barrett Business Services, Inc.		15		600
Boise Cascade Co.		4		380
Booz Allen Hamilton Holding Corp. - Class A		12		1,211
Brady Corp. - Class A		69		4,878
BrightView Holdings, Inc.(1)		27		344
Brink’s Co.		11		983
Builders FirstSource, Inc.(1)		19		2,327
CACI International, Inc. - Class A(1)		4		1,630
Canadian Pacific Kansas City Ltd.		74		5,209
Carlisle Companies, Inc.		21		6,986
Casella Waste Systems, Inc. - Class A(1)		33		3,690
CBIZ, Inc.(1)		4		332
CH Robinson Worldwide, Inc.		64		6,538
Chart Industries, Inc.(1)		4		644
Cintas Corp.		12		2,387
CNH Industrial NV		268		3,286
Comfort Systems USA, Inc.		4		1,416
Copart, Inc.(1)		62		3,502
Core & Main, Inc. - Class A(1)		211		10,185
Crane Co.		63		9,620
CSW Industrials, Inc.(2)		0		52
CSX Corp.		54		1,593
Cummins, Inc.(2)		0		30
Custom Truck One Source, Inc.(1)		91		384
Delta Air Lines, Inc.		21		913
Donaldson Co., Inc.		39		2,605
Driven Brands Holdings, Inc.(1)		25		436
Ducommun, Inc.(1)		1		48
Dun & Bradstreet Holdings, Inc.		293		2,617
Dycom Industries, Inc.(1)		13		1,959
EMCOR Group, Inc.		11		3,933
Enerpac Tool Group Corp. - Class A		107		4,794
EnerSys		7		677
Ennis, Inc.		28		560
Enpro, Inc.		3		541
Equifax, Inc.		4		940
Esab Corp.		45		5,274
ESCO Technologies, Inc.		13		2,092
ExlService Holdings, Inc.(1)		6		285
Expeditors International of Washington, Inc.		3		384
Exponent, Inc.		28		2,231
Fastenal Co.		8		597
Federal Signal Corp.		46		3,369

	$		$
Ferguson Enterprises, Inc.		7		1,170
Fluor Corp.(1)		96		3,443
Fortune Brands Innovations, Inc.		1		78
Forward Air Corp.(1)		27		535
Franklin Electric Co., Inc.		1		136
FTAI Aviation Ltd.		7		722
FTI Consulting, Inc.(1)		5		821
Gates Industrial Corp. Plc(1)		611		11,255
GATX Corp.		9		1,461
Generac Holdings, Inc.(1)		2		210
Gibraltar Industries, Inc.(1)		9		519
Global Industrial Co.		6		143
Golden Ocean Group Ltd.		72		576
Graco, Inc.		25		2,081
Granite Construction, Inc.		1		56
Greenbrier Companies, Inc.		8		411
GXO Logistics, Inc.(1)		4		143
HEICO Corp.		12		3,093
HEICO Corp. - Class A		20		4,168
Heidrick & Struggles International, Inc.		3		119
Herc Holdings, Inc.		19		2,568
Hillenbrand, Inc.		20		489
Hillman Solutions Corp.(1)		21		186
HNI Corp.		2		103
Howmet Aerospace, Inc.		3		412
Hub Group, Inc. - Class A		4		133
Hubbell, Inc. - Class B		10		3,441
Hudson Technologies, Inc.(1)		73		453
ICF International, Inc.		5		444
IDEX Corp.		10		1,864
Ingersoll Rand, Inc.		15		1,197
ITT, Inc.		81		10,513
Jacobs Solutions, Inc.		55		6,607
JB Hunt Transport Services, Inc.		8		1,120
JBT Marel Corp.		49		5,949
JELD-WEN Holding, Inc.(1)		72		432
JetBlue Airways Corp.(1)		68		326
KBR, Inc.		1		47
Kirby Corp.(1)		83		8,416
Knight-Swift Transportation Holdings, Inc. - Class A		89		3,879
Korn Ferry		25		1,717
Kratos Defense & Security Solutions, Inc.(1)		37		1,104
L3Harris Technologies, Inc.		52		10,864
Landstar System, Inc.		2		345
Lennox International, Inc.		1		513
Lincoln Electric Holdings, Inc.		51		9,725
Loar Holdings, Inc.(1)		85		6,030
Marten Transport Ltd.		49		679
MasTec, Inc.(1)		54		6,263
Masterbrand, Inc.(1)		1		17
Matson, Inc.		6		777
Maximus, Inc.		1		45
Mercury Systems, Inc.(1)		17		726
Middleby Corp.(1)		34		5,208
Miller Industries, Inc.		8		343
MillerKnoll, Inc.		200		3,825
Moog, Inc. - Class A		21		3,657
MSA Safety, Inc.		10		1,500
Mueller Industries, Inc.		18		1,351
National Presto Industries, Inc.		1		129
NEXTracker, Inc. - Class A(1)		16		660
Nordson Corp.		14		2,731
nVent Electric Plc		31		1,601
Old Dominion Freight Line, Inc.		5		855
OPENLANE, Inc.(1)		14		278
Oshkosh Corp.		54		5,091
Parker-Hannifin Corp.(2)		0		66
Parsons Corp.(1)		62		3,662
Paycom Software, Inc.		3		694
Paylocity Holding Corp.(1)		18		3,368

	$		$
Pentair Plc		57		4,949
Quanex Building Products Corp.		2		45
Quanta Services, Inc.		15		3,739
RB Global, Inc.		9		886
RBC Bearings, Inc.(1)		38		12,099
Regal Rexnord Corp.		23		2,576
Republic Services, Inc. - Class A		51		12,306
Resideo Technologies, Inc.(1)		13		238
Robert Half, Inc.		63		3,418
Rocket Lab USA, Inc.(1)		40		718
Rockwell Automation, Inc.(2)		0		118
Rollins, Inc.		90		4,860
Rush Enterprises, Inc. - Class A		12		655
RXO, Inc.(1)		23		444
Saia, Inc.(1)		7		2,577
Schneider National, Inc. - Class B		2		56
Shyft Group, Inc.		18		146
Simpson Manufacturing Co., Inc.		27		4,259
SiteOne Landscape Supply, Inc.(1)		21		2,563
SkyWest, Inc.(1)		6		554
Spirit AeroSystems Holdings, Inc. - Class A(1)		28		977
SPX Technologies, Inc.(1)		26		3,288
Standardaero, Inc.(1)		27		715
Standex International Corp.(2)		0		67
Stanley Black & Decker, Inc.		1		77
Steelcase, Inc. - Class A		8		82
Sunrun, Inc.(1)		60		353
Terex Corp.		14		547
Tetra Tech, Inc.		218		6,385
Timken Co.		19		1,395
Toro Co.		89		6,489
Trane Technologies Plc		10		3,215
TransDigm Group, Inc.(2)		0		79
Trex Co., Inc.(1)		57		3,334
Uber Technologies, Inc.(1)		9		619
UFP Industries, Inc.		4		480
U-Haul Holding Co.(1)		4		289
U-Haul Holding Co. - Class B		10		576
UL Solutions, Inc. - Class A		61		3,460
UniFirst Corp.		2		296
United Airlines Holdings, Inc.(1)		1		92
United Rentals, Inc.		1		583
V2X, Inc.(1)		13		622
Valmont Industries, Inc.		28		7,934
Verisk Analytics, Inc. - Class A		4		1,094
Verra Mobility Corp. - Class A(1)		22		492
Vertiv Holdings Co. - Class A		43		3,093
Vicor Corp.(1)		13		630
VSE Corp.		3		371
Watsco, Inc.		23		11,622
Watts Water Technologies, Inc. - Class A		13		2,740
WESCO International, Inc.		42		6,475
Westinghouse Air Brake Technologies Corp.		8		1,370
WillScot Holdings Corp. - Class A		158		4,389
WNS Holdings Ltd.(1)		77		4,724
Woodward, Inc.		4		677
Worthington Enterprises, Inc.(2)		0		23
WW Grainger, Inc.(2)		0		103
XPO, Inc.(1)		14		1,453
Xylem, Inc.		8		926
Zurn Elkay Water Solutions Corp.		8		258

Total Industrials				457,411

Information Technology – 14.92%
ACI Worldwide, Inc.(1)		101		5,547
Advanced Energy Industries, Inc.		2		233
Agilysys, Inc.(1)		6		402
Akamai Technologies, Inc.(1)		3		204
Amdocs Ltd.		91		8,303
Amkor Technology, Inc.		182		3,285
Amphenol Corp. - Class A		45		2,949

	$		$
ANSYS, Inc.(1)		1		301
AppLovin Corp. - Class A(1)		24		6,255
Arista Networks, Inc.(1)		23		1,816
Arrow Electronics, Inc.(1)(2)		0		40
ASGN, Inc.(1)		2		148
Astera Labs, Inc.(1)		45		2,691
Atlassian Corp. - Class A(1)		9		1,990
Aurora Innovation, Inc. - Class A(1)		89		600
AvePoint, Inc.(1)		6		87
Avnet, Inc.		59		2,859
Badger Meter, Inc.		23		4,462
Belden, Inc.		45		4,556
Benchmark Electronics, Inc.		3		128
Bentley Systems, Inc. - Class B		95		3,749
BILL Holdings, Inc.(1)		11		492
Blackbaud, Inc.(1)		3		192
BlackLine, Inc.(1)		11		528
Box, Inc. - Class A(1)		5		163
C3.ai, Inc. - Class A(1)		12		258
Calix, Inc.(1)		78		2,759
CDW Corp.(2)		0		32
Celestica, Inc.(1)		14		1,090
Ciena Corp.(1)		5		329
Cloudflare, Inc. - Class A(1)		23		2,551
Cognex Corp.		4		118
Coherent Corp.(1)		4		285
Commvault Systems, Inc.(1)		40		6,286
Confluent, Inc. - Class A(1)		191		4,473
Corsair Gaming, Inc.(1)		54		482
Crane NXT Co.		18		942
Credo Technology Group Holding Ltd.(1)		89		3,581
Crowdstrike Holdings, Inc. - Class A(1)		9		3,034
CyberArk Software Ltd.(1)		19		6,336
Daily Journal Corp.(1)		1		231
Datadog, Inc. - Class A(1)		29		2,845
Docusign, Inc. - Class A(1)		5		437
Domo, Inc. - Class B(1)		48		374
DXC Technology Co.(1)		29		486
Dynatrace, Inc.(1)		63		2,956
Elastic NV(1)		51		4,518
Entegris, Inc.		79		6,887
EPAM Systems, Inc.(1)		3		448
ePlus, Inc.(1)		2		123
EverCommerce, Inc.(1)		29		289
F5, Inc.(1)		26		6,921
Fabrinet(1)		1		102
Fair Isaac Corp.(1)		6		10,338
Five9, Inc.(1)		13		361
FormFactor, Inc.(1)		84		2,381
Gartner, Inc.(1)		11		4,720
Gen Digital, Inc.		166		4,395
Gitlab, Inc. - Class A(1)		71		3,357
Globant SA(1)		4		515
GoDaddy, Inc. - Class A(1)		9		1,631
Guidewire Software, Inc.(1)		22		4,185
HP, Inc.		9		246
HubSpot, Inc.(1)		7		4,192
Ichor Holdings Ltd.(1)		25		566
Informatica, Inc. - Class A(1)		222		3,880
Insight Enterprises, Inc.(1)		1		158
IPG Photonics Corp.(1)		63		3,996
Itron, Inc.(1)		9		938
Jabil, Inc.		7		946
Juniper Networks, Inc.		8		301
Keysight Technologies, Inc.(1)		2		367
Klaviyo, Inc. - Class A(1)		86		2,604
Kulicke & Soffa Industries, Inc.		14		462
Lattice Semiconductor Corp.(1)		209		10,980
Littelfuse, Inc.		25		4,851
Lumentum Holdings, Inc.(1)		77		4,829

	$		$
MACOM Technology Solutions Holdings, Inc.(1)		45		4,517
Manhattan Associates, Inc.(1)		15		2,524
Marvell Technology, Inc.		14		850
MicroStrategy, Inc. - Class A(1)		3		882
Mirion Technologies, Inc. - Class A(1)		44		636
MKS Instruments, Inc.		90		7,200
Monday.com Ltd.(1)		16		3,987
MongoDB, Inc. - Class A(1)		8		1,360
Monolithic Power Systems, Inc.		2		1,264
nCino, Inc.(1)		4		113
NCR Voyix Corp.(1)		42		414
NetApp, Inc.		4		327
Nice Ltd. - ADR(1)		23		3,558
Novanta, Inc.(1)		28		3,613
Nutanix, Inc. - Class A(1)		77		5,370
Okta, Inc. - Class A(1)		29		3,048
ON Semiconductor Corp.(1)		86		3,491
Onestream, Inc. - Class A(1)		109		2,316
Onto Innovation, Inc.(1)		30		3,687
OSI Systems, Inc.(1)(2)		0		91
Palantir Technologies, Inc. - Class A(1)		132		11,147
Palo Alto Networks, Inc.(1)		14		2,339
Pegasystems, Inc.		1		59
Photronics, Inc.(1)		17		343
Power Integrations, Inc.		90		4,549
Procore Technologies, Inc.(1)		52		3,429
PTC, Inc.(1)		6		981
Pure Storage, Inc. - Class A(1)		100		4,442
Q2 Holdings, Inc.(1)		6		501
Qualys, Inc.(1)		9		1,180
Rambus, Inc.(1)		28		1,467
Rapid7, Inc.(1)		9		242
Riot Platforms, Inc.(1)		54		382
Rubrik, Inc. - Class A(1)		14		837
SailPoint, Inc.(1)		25		467
Samsara, Inc. - Class A(1)		30		1,132
Sandisk Corp./DE(1)		1		52
Sanmina Corp.(1)		4		319
ScanSource, Inc.(1)		4		119
SentinelOne, Inc. - Class A(1)		15		279
ServiceTitan, Inc. - Class A(1)		27		2,558
Silicon Laboratories, Inc.(1)		5		604
SiTime Corp.(1)		4		669
Skyworks Solutions, Inc.		11		707
Snowflake, Inc. - Class A(1)		10		1,498
SoundHound AI, Inc. - Class A(1)		42		338
SPS Commerce, Inc.(1)		16		2,183
Super Micro Computer, Inc.(1)		11		381
Synaptics, Inc.(1)		6		412
TD SYNNEX Corp.		38		3,929
Teledyne Technologies, Inc.(1)		4		2,076
Tenable Holdings, Inc.(1)		5		192
Teradata Corp.(1)		20		446
Teradyne, Inc.		88		7,287
Trimble, Inc.(1)		6		365
Twilio, Inc. - Class A(1)		8		761
Tyler Technologies, Inc.(1)		16		9,489
Ubiquiti, Inc.		1		449
Varonis Systems, Inc. - Class B(1)		82		3,320
Veeco Instruments, Inc.(1)		31		623
Verint Systems, Inc.(1)		11		204
Viasat, Inc.(1)		43		450
Viavi Solutions, Inc.(1)		72		806
Western Digital Corp.(1)		3		133
Wix.com Ltd.(1)		17		2,802
Workiva, Inc. - Class A(1)		9		715
Zebra Technologies Corp. - Class A(1)		4		1,144
Zoom Communications, Inc. - Class A(1)		7		525
Zscaler, Inc.(1)		2		301

Total Information Technology				311,233

	$		$
Materials – 4.12%
Alcoa Corp.		6		196
Alpha Metallurgical Resources, Inc.(1)(2)		0		21
AptarGroup, Inc.		65		9,655
Ashland, Inc.		16		934
ATI, Inc.(1)		38		1,992
Avery Dennison Corp.		8		1,408
Avient Corp.		133		4,929
Axalta Coating Systems Ltd.(1)		6		199
Balchem Corp.		21		3,441
Ball Corp.		13		695
Berry Global Group, Inc.		29		2,058
Cabot Corp.		7		553
Carpenter Technology Corp.		4		691
CF Industries Holdings, Inc.		2		185
Coeur Mining, Inc.(1)		82		485
Commercial Metals Co.		14		626
Corteva, Inc.		1		78
Crown Holdings, Inc.		3		247
Dow, Inc.		22		763
Eagle Materials, Inc.		40		8,948
Element Solutions, Inc.		154		3,472
Freeport-McMoRan, Inc.		81		3,067
Graphic Packaging Holding Co.		594		15,432
Greif, Inc. - Class B		5		325
HB Fuller Co.		14		810
Hecla Mining Co.		136		758
Innospec, Inc.		8		714
International Flavors & Fragrances, Inc.		5		382
International Paper Co.		2		111
Louisiana-Pacific Corp.		3		315
LyondellBasell Industries NV - Class A		1		44
Martin Marietta Materials, Inc.		2		1,077
Materion Corp.		7		542
Novagold Resources, Inc.(1)		129		378
Packaging Corp. of America(2)		0		27
PPG Industries, Inc.		1		139
Radius Recycling, Inc. - Class A		23		659
Reliance, Inc.		3		836
Royal Gold, Inc.(2)		0		57
RPM International, Inc.		64		7,385
Scotts Miracle-Gro Co.		3		173
Sealed Air Corp.		9		267
Silgan Holdings, Inc.		1		53
Sonoco Products Co.		14		658
SSR Mining, Inc.(1)		97		972
Steel Dynamics, Inc.		2		269
United States Lime & Minerals, Inc.		4		381
Vulcan Materials Co.		36		8,408
Westlake Corp.(2)		0		30
Worthington Steel, Inc.(2)		0		12

Total Materials				85,857

Real Estate – 5.36%
Acadia Realty Trust		5		107
Alexander & Baldwin, Inc.		39		665
American Assets Trust, Inc.		35		699
American Healthcare REIT, Inc.		71		2,164
American Homes 4 Rent - Class A		12		463
Apartment Investment & Management Co. - Class A		6		54
Apple Hospitality REIT, Inc.		12		151
Armada Hoffler Properties, Inc.		64		483
Brixmor Property Group, Inc.		9		237
Broadstone Net Lease, Inc. - Class A		169		2,888
BXP, Inc.		115		7,733
Camden Property Trust		2		256
CareTrust REIT, Inc.		15		414
CBL & Associates Properties, Inc.		37		983
CBRE Group, Inc. - Class A(1)		109		14,238
Colliers International Group, Inc.		42		5,058
Community Healthcare Trust, Inc.		32		576

	$		$
COPT Defense Properties		133		3,636
CoStar Group, Inc.(1)		7		515
Cousins Properties, Inc.		19		569
Crown Castle, Inc.		7		770
CubeSmart		167		7,136
Curbline Properties Corp.		29		702
Cushman & Wakefield Plc(1)		45		457
DiamondRock Hospitality Co.		77		593
Douglas Emmett, Inc.		92		1,465
Easterly Government Properties, Inc. - Class A		70		743
EastGroup Properties, Inc.(2)		0		49
Elme Communities		42		728
Empire State Realty Trust, Inc. - Class A		12		94
Essential Properties Realty Trust, Inc.		25		819
Essex Property Trust, Inc.		1		213
Extra Space Storage, Inc.		5		761
First Industrial Realty Trust, Inc.		73		3,957
FirstService Corp.		28		4,703
Forestar Group, Inc.(1)		19		392
Four Corners Property Trust, Inc.		16		447
FrontView REIT, Inc.		40		508
FRP Holdings, Inc.(1)		1		29
Gaming & Leisure Properties, Inc.		124		6,307
Getty Realty Corp.		1		44
Global Medical REIT, Inc.		75		653
Healthcare Realty Trust, Inc. - Class A		12		196
Highwoods Properties, Inc.		22		644
Howard Hughes Holdings, Inc.(1)		8		616
Independence Realty Trust, Inc.		279		5,919
Innovative Industrial Properties, Inc. - Class A		12		665
InvenTrust Properties Corp.		10		283
Jones Lang LaSalle, Inc.(1)		25		6,144
Kennedy-Wilson Holdings, Inc.		50		437
Kilroy Realty Corp.		5		161
Kimco Realty Corp.		12		260
Kite Realty Group Trust		61		1,357
Lamar Advertising Co. - Class A		4		480
Lineage, Inc.		16		921
LTC Properties, Inc.		22		766
Macerich Co.		9		150
Marcus & Millichap, Inc.		1		21
National Health Investors, Inc.		3		244
National Storage Affiliates Trust		17		659
NexPoint Diversified Real Estate Trust		1		3
NexPoint Residential Trust, Inc.		5		215
Outfront Media, Inc.		16		264
Phillips Edison & Co., Inc.		9		336
Plymouth Industrial REIT, Inc.		4		61
Postal Realty Trust, Inc. - Class A		48		682
PotlatchDeltic Corp.		33		1,472
Rayonier, Inc.(2)		0		8
Redfin Corp.(1)		28		255
Rexford Industrial Realty, Inc.		19		763
Ryman Hospitality Properties, Inc.		27		2,491
Sabra Health Care REIT, Inc.		8		131
Seaport Entertainment Group, Inc.(1)(2)		0		1
Simon Property Group, Inc.(2)		0		59
SL Green Realty Corp.		8		482
STAG Industrial, Inc.		78		2,831
Star Holdings(1)		22		186
Sunstone Hotel Investors, Inc.		19		178
Tanger, Inc.		13		441
Terreno Realty Corp.		11		673
Veris Residential, Inc.		48		812
Vornado Realty Trust		9		332
Weyerhaeuser Co.		198		5,785

Total Real Estate				111,843

Utilities – 3.25%
ALLETE, Inc.		11		717
Alliant Energy Corp.		113		7,272

	$		$
American Electric Power Co., Inc.		103		11,205
American Water Works Co., Inc.		45		6,684
Avista Corp.		11		459
Black Hills Corp.		22		1,351
Brookfield Infrastructure Corp. - Class A		24		886
California Water Service Group		21		1,005
CenterPoint Energy, Inc.		27		977
Chesapeake Utilities Corp.		2		251
Clearway Energy, Inc. - Class A		15		432
Consolidated Edison, Inc.		2		194
Constellation Energy Corp.		1		180
DTE Energy Co.		2		285
Edison International		11		664
Essential Utilities, Inc.		30		1,199
Exelon Corp.		15		668
FirstEnergy Corp.		203		8,209
Hawaiian Electric Industries, Inc.(1)		40		437
IDACORP, Inc. - Class Rights		47		5,442
MGE Energy, Inc.		5		473
New Jersey Resources Corp.		6		314
Northwest Natural Holding Co.		23		991
Northwestern Energy Group, Inc.		15		854
NRG Energy, Inc.		5		494
OGE Energy Corp.		12		535
Ormat Technologies, Inc.		24		1,704
Otter Tail Corp.		2		176
Pinnacle West Capital Corp.		13		1,205
Portland General Electric Co.		39		1,732
Pure Cycle Corp.(1)		6		66
Southwest Gas Holdings, Inc.		11		780
TXNM Energy, Inc.		134		7,167
Vistra Corp.		11		1,285
WEC Energy Group, Inc.(2)		0		18
Xcel Energy, Inc.		11		745
York Water Co.		20		682

Total Utilities				67,738

Total Common Stocks (Cost: $1,798,957)				2,036,036

SHORT-TERM INVESTMENTS – 2.13%
Money Market Funds – 2.03%
Goldman Sachs Financial Square Government Fund - Class I, 4.25%(3)		42,287		42,287

Total Money Market Funds (Cost: $42,287)				42,287

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.10%
Citibank, New York, 3.83% due 04/01/2025		$2,159		2,159

Total Time Deposits (Cost: $2,159)				2,159

Total Short-Term Investments (Cost: $44,446)				44,446

TOTAL INVESTMENTS IN SECURITIES – 99.76% (Cost: $1,843,403)				2,080,482

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.24%				4,916

TOTAL NET ASSETS – 100.00%				$2,085,398

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.
(5)	Security that is restricted at March 31, 2025. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

March 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	$		$
	Shares (000s)		Value (000s)
COMMON STOCKS – 98.22%
Australia – 1.52%
ALS Ltd.		990		$9,606
ANZ Group Holdings Ltd.		167		3,066
APA Group		72		358
Aristocrat Leisure Ltd.		435		17,612
ASX Ltd.		11		458
Atlassian Corp. - Class A(1)		219		46,428
BHP Group Ltd.		3,189		77,366
BlueScope Steel Ltd.		25		329
Brambles Ltd.		79		996
CAR Group Ltd.		22		440
Cochlear Ltd.		4		624
Coles Group Ltd.		76		934
Commonwealth Bank of Australia		96		9,176
Computershare Ltd.		31		763
CSL Ltd.		192		30,159
Domino’s Pizza Enterprises Ltd.		165		2,659
Evolution Mining Ltd.		1,193		5,339
Fortescue Ltd.		95		921
Goodman Group		116		2,078
GPT Group		108		295
Insurance Australia Group Ltd.		134		654
IPH Ltd.		807		2,310
Lottery Corp. Ltd.		128		382
Macquarie Group Ltd.		21		2,598
Medibank Pvt Ltd.		152		425
National Australia Bank Ltd.		173		3,717
Northern Star Resources Ltd.		67		771
Origin Energy Ltd.		96		638
Pro Medicus Ltd.		3		423
Qantas Airways Ltd.		2,937		16,742
QBE Insurance Group Ltd.		1,902		26,280
REA Group Ltd.		3		423
Reece Ltd.		13		125
Rio Tinto Ltd.		21		1,514
Santos Ltd.		3,764		15,774
Scentre Group		297		628
SGH Ltd.		12		378
Sonic Healthcare Ltd.		26		430
South32 Ltd.		255		513
Stockland		131		404
Suncorp Group Ltd.		62		751
Telstra Group Ltd.		231		610
Transurban Group		179		1,507
Treasury Wine Estates Ltd.		46		279
Vicinity Ltd.		223		308
Washington H Soul Pattinson & Co. Ltd.		13		278
Wesfarmers Ltd.		65		2,966
Westpac Banking Corp.		193		3,844
WiseTech Global Ltd.		11		554
Woodside Energy Group Ltd.		107		1,550
Woolworths Group Ltd.		68		1,271

Total Australia				298,654

Austria – 0.22%
Andritz AG		243		13,636
Erste Group Bank AG		17		1,183
OMV AG		8		422
Verbund AG		4		289
Wienerberger AG - Class Bearer		813		27,100

Total Austria				42,630

Belgium – 0.30%
Ageas SA		9		518
Anheuser-Busch InBev SA		901		55,422
D’ieteren Group		1		218
Groupe Bruxelles Lambert NV		5		350
KBC Group NV		13		1,177
Lotus Bakeries NV(2)		0		204
Sofina SA		1		212
Syensqo SA		4		290
UCB SA		7		1,283

Total Belgium				59,674

Bermuda – 0.50%
Arch Capital Group Ltd.		828		79,600
Hiscox Ltd.		1,182		18,009

Total Bermuda				97,609

	$		$
Brazil – 0.89%
Ambev SA		13,859		32,787
B3 SA - Brasil Bolsa Balcao		16,804		35,750
Banco do Brasil SA		4,104		20,275
NU Holdings Ltd. - Class A(1)		4,456		45,632
PRIO SA(1)		572		3,992
Raia Drogasil SA		11,123		37,131

Total Brazil				175,567

Canada – 1.57%
Canadian Natural Resources Ltd.		1,459		44,880
Canadian Pacific Kansas City Ltd.		1,606		112,720
First Quantum Minerals Ltd.(1)		166		2,234
Magna International, Inc.		1,463		49,722
Shopify, Inc. - Class A(1)		505		48,177
Waste Connections, Inc.		259		50,596

Total Canada				308,329

Chile – 0.21%
Antofagasta Plc		22		483
Banco de Chile - ADR		1,575		41,721

Total Chile				42,204

China – 2.88%
Alibaba Group Holding Ltd.		6,540		108,210
Centre Testing International Group Co. Ltd. - Class A		10,690		18,964
China Merchants Bank Co. Ltd. - Class H		2,936		17,407
Contemporary Amperex Technology Co. Ltd. - Class A		816		28,499
Haier Smart Home Co. Ltd. - Class A		7,057		22,750
Kweichow Moutai Co. Ltd. - Class A		79		17,005
Li Ning Co. Ltd.		8,144		16,716
Meituan - Class B(1)(3)		4,169		83,895
Midea Group Co. Ltd. - Class A		2,193		23,701
Shenzhou International Group Holdings Ltd.		427		3,207
Silergy Corp.		1,861		21,617
Tencent Holdings Ltd.		2,350		150,174
Tencent Music Entertainment Group - ADR		282		4,065
Vipshop Holdings Ltd. - ADR(1)		355		5,567
Weichai Power Co. Ltd. - Class H		11,216		23,623
Yangzijiang Shipbuilding Holdings Ltd.		145		254
Yifeng Pharmacy Chain Co. Ltd. - Class A		5,171		17,718
Zhongsheng Group Holdings Ltd.		1,405		2,474

Total China				565,846

Denmark – 2.19%
AP Moller - Maersk - Class A(2)		0		283
AP Moller - Maersk - Class B(2)		0		432
Carlsberg AS - Class B		286		36,235
Coloplast - Class B		261		27,346
Danske Bank		1,965		64,305
Demant(1)		602		20,240
DSV		348		67,329
Genmab(1)		4		718
GN Store Nord AS(1)		244		3,821
Novo Nordisk - Class B		2,707		185,110
Novonesis (Novozymes) B - Class B		20		1,185
Orsted AS(1)(3)		9		415
Pandora		5		726
ROCKWOOL - Class B		1		222
Tryg		20		468
Vestas Wind Systems(1)		1,466		20,281
Zealand Pharma(1)		4		274

Total Denmark				429,390

Faroe Islands – 0.05%
Bakkafrost P/F		215		10,143

Total Faroe Islands				10,143

Finland – 0.51%
Elisa OYJ		8		381
Fortum OYJ		26		425
Kesko OYJ - Class B		15		316
Kone OYJ - Class B		19		1,048
Metso OYJ		35		364
Neste OYJ		23		213
Nokia OYJ - ADR		2,738		14,431
Nokia OYJ		7,197		37,905
Nordea Bank Abp		177		2,261
Orion OYJ - Class B		6		359
Sampo OYJ - Class A		3,013		28,870
Stora Enso OYJ - Class R		32		307
UPM-Kymmene OYJ		30		797
Wartsila OYJ Abp		667		11,902

Total Finland				99,579

France – 8.63%
Accor SA		738		33,647
Aeroports de Paris SA		2		197
Air Liquide SA		349		66,217
Airbus SE		34		6,033
Alstom SA(1)		19		431

	$		$
Alten SA		110		10,777
Amundi SA(3)		763		59,803
Arkema SA		566		43,376
AXA SA		100		4,254
BioMerieux		55		6,753
BNP Paribas SA		57		4,780
Bollore SE		40		235
Bouygues SA		3,895		153,547
Bureau Veritas SA		18		557
Capgemini SE		9		1,346
Carrefour SA		31		446
Cie de Saint-Gobain SA		25		2,515
Cie Generale des Etablissements Michelin SCA		2,133		74,974
Covivio SA		3		185
Credit Agricole SA		59		1,073
Danone SA		36		2,774
Dassault Aviation SA		1		367
Dassault Systemes SE		350		13,324
Edenred SE		952		30,929
Eiffage SA		4		444
Elis SA		543		12,136
Engie SA		103		2,000
EssilorLuxottica SA		111		31,885
Eurazeo SE		2		180
FDJ UNITED(3)		6		174
Gecina SA		3		244
Getlink SE		18		305
Hermes International SCA		2		4,804
Ipsen SA		2		241
Kering SA		365		75,979
Klepierre SA		12		410
Legrand SA		159		16,841
L’Oreal SA		14		5,171
LVMH Moet Hennessy Louis Vuitton SE		90		55,895
Orange SA		105		1,356
Pernod Ricard SA		1,298		128,268
Publicis Groupe SA		13		1,224
Remy Cointreau SA		349		16,299
Renault SA		11		551
Rexel SA		2,679		72,203
Safran SA		436		114,889
Sanofi SA		1,978		218,974
Sartorius Stedim Biotech		171		33,855
Schneider Electric SE		248		57,351
Societe Generale SA		40		1,818
Sodexo SA		5		330
SOITEC(1)		216		11,531
Technip Energies NV		576		18,807
Teleperformance SE		838		84,237
Thales SA		5		1,434
TotalEnergies SE		753		48,533
Unibail-Rodamco-Westfield		7		558
Veolia Environnement SA		40		1,360
Vinci SA		1,229		154,952

Total France				1,693,779

Germany – 7.01%
Adidas AG		125		29,400
Allianz SE		504		192,912
BASF SE		1,446		72,461
Bayer AG		2,021		48,449
Bayerische Motoren Werke AG		288		23,249
Beiersdorf AG		6		749
Brenntag SE		375		24,302
Commerzbank AG		54		1,235
Continental AG		873		61,532
Covestro AG(1)		10		660
CTS Eventim AG & Co. KGaA		4		356
Daimler Truck Holding AG		2,128		86,201
Delivery Hero SE - Class A(1)(3)		11		254
Deutsche Bank AG		105		2,502
Deutsche Boerse AG		11		3,204
Deutsche Lufthansa AG		35		254
Deutsche Post AG		4,100		176,045
Deutsche Telekom AG		196		7,242
E.ON SE		126		1,895
Evonik Industries AG		7,437		161,221
Fresenius Medical Care AG		1,544		76,821
Fresenius SE & Co. KGaA(1)		24		1,014
GEA Group AG		311		18,888
Gerresheimer AG		123		9,369
Hannover Rueck SE		93		27,739
Heidelberg Materials AG		8		1,323
Henkel AG & Co. KGaA		6		420

	$		$
Infineon Technologies AG		75		2,510
Knorr-Bremse AG		4		375
LEG Immobilien SE		4		285
Mercedes-Benz Group AG - Class REGISTERED		585		34,564
Merck KGaA		7		1,029
MTU Aero Engines AG		3		1,078
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		8		4,749
Nemetschek SE		353		41,176
Puma SE		6		150
Rational AG(2)		0		248
Rheinmetall AG		3		3,593
RWE AG		36		1,280
SAP SE		492		131,726
Scout24 SE(3)		4		456
Siemens AG		43		9,978
Siemens Energy AG(1)		1,795		106,389
Siemens Healthineers AG(3)		16		866
Stabilus SE		136		3,572
Symrise AG - Class A		8		782
Talanx AG		4		382
Vonovia SE		42		1,126
Zalando SE(1)(3)		13		456

Total Germany				1,376,467

Greece – 0.03%
National Bank of Greece SA		529		5,435

Total Greece				5,435

Hong Kong – 2.91%
AIA Group Ltd.		18,413		139,382
ASMPT Ltd.		346		2,438
BOC Hong Kong Holdings Ltd.		208		842
China Overseas Land & Investment Ltd.		11,284		20,198
CK Asset Holdings Ltd.		110		445
CK Hutchison Holdings Ltd.		19,327		108,944
CK Infrastructure Holdings Ltd.		37		222
CLP Holdings Ltd.		92		749
Futu Holdings Ltd. - ADR		3		347
Galaxy Entertainment Group Ltd.		14,000		54,712
Hang Seng Bank Ltd.		42		575
Henderson Land Development Co. Ltd.		2,145		6,170
HKT Trust & HKT Ltd. - Class Miscella		209		279
Hong Kong & China Gas Co. Ltd.		648		558
Hong Kong Exchanges & Clearing Ltd.		1,262		56,119
Hongkong Land Holdings Ltd.		64		275
Jardine Matheson Holdings Ltd.		225		9,494
Johnson Electric Holdings Ltd.		2,054		4,144
Link Real Estate Investment Trust		145		678
MTR Corp. Ltd.		88		288
Power Assets Holdings Ltd.		77		458
Prudential Plc		51		553
Prudential Plc		3,226		34,813
Sino Land Co. Ltd.		236		237
SITC International Holdings Co. Ltd.		79		215
Sun Hung Kai Properties Ltd.		81		772
Swire Pacific Ltd. - Class A		1,090		9,620
Techtronic Industries Co. Ltd.		5,852		70,130
WH Group Ltd.(3)		52,167		47,900
Wharf Holdings Ltd.		61		144
Wharf Real Estate Investment Co. Ltd.		88		214

Total Hong Kong				571,915

India – 1.02%
Havells India Ltd.		208		3,715
HDFC Bank Ltd.		3,404		72,555
ICICI Bank Ltd. - ADR		2,155		67,910
MakeMyTrip Ltd.(1)		469		45,968
Marico Ltd.		650		4,951
Tata Consultancy Services Ltd.		141		5,913

Total India				201,012

Indonesia – 0.13%
Bank Central Asia Tbk PT		14,998		7,663
Bank Rakyat Indonesia Persero Tbk PT		73,039		17,656

Total Indonesia				25,319

Ireland – 2.20%
AerCap Holdings NV		11		1,109
AIB Group Plc		117		754
Bank of Ireland Group Plc		8,122		95,968
DCC Plc		329		21,968
Experian Plc		3,057		141,665
ICON Plc(1)		391		68,414
Irish Continental Group Plc		1,055		6,047
James Hardie Industries Plc(1)		25		593
Kerry Group Plc - Class A		9		899
Kingspan Group Plc		9		732
Medtronic Plc		520		46,747

	$		$
Ryanair Holdings Plc - ADR		1,088		46,094

Total Ireland				430,990

Israel – 0.34%
Azrieli Group Ltd.		2		162
Bank Hapoalim BM		71		959
Bank Leumi Le-Israel BM		84		1,132
Check Point Software Technologies Ltd.(1)		5		1,164
CyberArk Software Ltd.(1)		3		915
Elbit Systems Ltd.		1		567
Global-e Online Ltd.(1)		6		213
ICL Group Ltd.		45		253
Israel Discount Bank Ltd. - Class A		68		477
Mizrahi Tefahot Bank Ltd.		8		381
Monday.com Ltd.(1)		241		58,502
Nice Ltd.(1)		4		554
Nova Ltd.(1)		2		314
Teva Pharmaceutical Industries Ltd. - ADR(1)		64		976
Wix.com Ltd.(1)		3		499

Total Israel				67,068

Italy – 3.39%
Amplifon SpA		355		7,201
Banco BPM SpA		72		729
BPER Banca SPA		56		441
Davide Campari-Milano NV		2,109		12,396
DiaSorin SpA		1		123
Enel SpA		32,599		264,456
ENI SpA		119		1,847
Ferrari NV		254		108,579
FinecoBank Banca Fineco SpA		35		684
Generali		53		1,850
Infrastrutture Wireless Italiane SpA(3)		18		193
Intesa Sanpaolo SpA		850		4,383
Leonardo SpA		23		1,142
Mediobanca Banca di Credito Finanziario SpA		28		523
Moncler SpA		14		833
Nexi SpA(1)(3)		28		151
Poste Italiane SpA(3)		26		468
Prysmian SpA		16		894
Recordati Industria Chimica e Farmaceutica SpA		7		377
Snam SpA		34,587		179,527
Telecom Italia SpA(1)		601		203
Terna - Rete Elettrica Nazionale		79		716
UniCredit SpA		1,368		76,764
Unipol Assicurazioni SpA		20		313

Total Italy				664,793

Japan – 17.75%
ABC-Mart, Inc.		709		13,230
Advantest Corp.		44		1,970
Aeon Co. Ltd.		37		935
AGC, Inc.		11		329
Air Water, Inc.		531		6,720
Aisin Corp.		29		317
Ajinomoto Co., Inc.		54		1,060
ANA Holdings, Inc.		9		162
Asahi Group Holdings Ltd.		2,299		29,372
Asahi Kasei Corp.		71		495
Asics Corp.		37		791
Astellas Pharma, Inc.		101		981
Bandai Namco Holdings, Inc.		34		1,144
Bridgestone Corp.		1,697		68,177
Canon, Inc.		54		1,678
Capcom Co. Ltd.		20		504
Central Japan Railway Co.		43		828
Chiba Bank Ltd.		31		290
Chubu Electric Power Co., Inc.		37		397
Chugai Pharmaceutical Co. Ltd.		643		29,471
Concordia Financial Group Ltd.		58		386
Cosmos Pharmaceutical Corp.		782		39,155
Dai Nippon Printing Co. Ltd.		22		308
Daiei Kankyo Co. Ltd.		256		4,883
Daifuku Co. Ltd.		19		457
Dai-ichi Life Holdings, Inc.		1,245		9,507
Daiichi Sankyo Co. Ltd.		101		2,405
Daikin Industries Ltd.		15		1,649
Daito Trust Construction Co. Ltd.		3		338
Daiwa House Industry Co. Ltd.		845		27,935
Daiwa Securities Group, Inc.		77		517
Denso Corp.		107		1,330
Dentsu Group, Inc.		12		263
Disco Corp.		5		1,062
Dowa Holdings Co. Ltd.		280		8,684
East Japan Railway Co.		314		6,187
Eisai Co. Ltd.		15		406

	$		$
ENEOS Holdings, Inc.		152		803
FANUC Corp.		55		1,485
Fast Retailing Co. Ltd.		11		3,275
Fuji Electric Co. Ltd.		8		329
Fuji Media Holdings, Inc.		294		5,034
FUJIFILM Holdings Corp.		7,355		140,922
Fujikura Ltd.		14		530
Fujitsu Ltd.		8,259		164,363
Fukuoka Financial Group, Inc.		778		20,704
Hakuhodo DY Holdings, Inc.		1,215		8,814
Hankyu Hanshin Holdings, Inc.		13		336
Hikari Tsushin, Inc.		1		258
Hitachi Ltd.		4,833		113,467
Honda Motor Co. Ltd.		11,138		100,795
Hoshizaki Corp.		6		240
Hoya Corp.		20		2,268
Hulic Co. Ltd.		27		258
Idemitsu Kosan Co. Ltd.		1,585		11,208
IHI Corp.		392		27,385
Iida Group Holdings Co. Ltd.		958		14,607
Inpex Corp.		1,405		19,484
Isuzu Motors Ltd.		31		426
ITOCHU Corp.		69		3,180
Japan Airlines Co. Ltd.		8		139
Japan Exchange Group, Inc.		56		579
Japan Post Bank Co. Ltd.		2,285		23,202
Japan Post Holdings Co. Ltd.		1,710		17,146
Japan Post Insurance Co. Ltd.		10		210
Japan Tobacco, Inc.		67		1,853
JFE Holdings, Inc.		33		401
Kajima Corp.		23		468
Kansai Electric Power Co., Inc.		54		643
Kao Corp.		1,348		58,338
Kawasaki Kisen Kaisha Ltd.		22		294
KDDI Corp.		10,670		168,546
Keyence Corp.		119		46,601
Kikkoman Corp.		40		387
Kinden Corp.		404		9,053
Kirin Holdings Co. Ltd.		1,636		22,663
Kobe Bussan Co. Ltd.		8		196
Komatsu Ltd.		2,177		63,735
Konami Group Corp.		6		697
Kubota Corp.		792		9,792
Kyocera Corp.		72		817
Kyowa Kirin Co. Ltd.		14		199
Lasertec Corp.		5		395
LY Corp.		8,841		29,936
M3, Inc.		1,060		12,111
Makita Corp.		14		467
Marubeni Corp.		79		1,272
MatsukiyoCocokara & Co.		19		291
Medipal Holdings Corp.		212		3,302
Megmilk Snow Brand Co. Ltd.		237		4,048
MEIJI Holdings Co. Ltd.		14		295
Minebea Mitsumi, Inc.		2,447		35,759
Mitsubishi Chemical Group Corp.		74		367
Mitsubishi Corp.		751		13,260
Mitsubishi Electric Corp.		7,397		136,425
Mitsubishi Estate Co. Ltd.		59		964
Mitsubishi HC Capital, Inc.		49		333
Mitsubishi Heavy Industries Ltd.		6,596		113,284
Mitsubishi Logistics Corp.		1,262		8,197
Mitsubishi Motors Corp.		381		1,050
Mitsubishi UFJ Financial Group, Inc.		2,552		34,789
Mitsui & Co. Ltd.		142		2,673
Mitsui Fudosan Co. Ltd.		149		1,330
Mitsui OSK Lines Ltd.		20		682
Mizuho Financial Group, Inc.		136		3,721
Monotaro Co. Ltd.		15		273
MS&AD Insurance Group Holdings, Inc.		74		1,599
Murata Manufacturing Co. Ltd.		2,279		35,146
NEC Corp.		588		12,525
Nexon Co. Ltd.		19		262
NH Foods Ltd.		314		10,499
Nidec Corp.		49		819
Nintendo Co. Ltd.		934		63,491
Nippon Building Fund, Inc.(2)		0		370
Nippon Paint Holdings Co. Ltd.		5,889		44,222
Nippon Sanso Holdings Corp.		10		309
Nippon Steel Corp.		54		1,164
Nippon Telegraph & Telephone Corp.		51,760		50,024
Nippon Television Holdings, Inc.		658		13,510
Nippon Yusen KK		25		810

	$		$
Nissan Motor Co. Ltd.(1)		129		330
Nisshinbo Holdings, Inc.		359		2,191
Nissin Foods Holdings Co. Ltd.		12		239
Nitori Holdings Co. Ltd.		111		10,870
Nitto Denko Corp.		41		749
Nomura Holdings, Inc.		3,233		19,920
Nomura Research Institute Ltd.		22		707
NS Solutions Corp.		104		2,661
NTT Data Group Corp.		576		10,442
Obayashi Corp.		1,411		18,819
Obic Co. Ltd.		18		528
Olympus Corp.		7,791		101,996
Omron Corp.		10		277
Ono Pharmaceutical Co. Ltd.		20		218
Oracle Corp.		113		11,839
Oriental Land Co. Ltd.		63		1,240
ORIX Corp.		65		1,351
Osaka Gas Co. Ltd.		20		459
Otsuka Corp.		13		290
Otsuka Holdings Co. Ltd.		26		1,344
Pan Pacific International Holdings Corp.		22		610
Panasonic Holdings Corp.		131		1,558
Rakuten Group, Inc.(1)		83		477
Recruit Holdings Co. Ltd.		894		46,313
Renesas Electronics Corp.		394		5,278
Resona Holdings, Inc.		7,755		67,715
Ricoh Co. Ltd.		31		324
SBI Holdings, Inc.		15		408
SCREEN Holdings Co. Ltd.		5		313
SCSK Corp.		9		210
Secom Co. Ltd.		3,101		105,631
Sega Sammy Holdings, Inc.		728		14,051
Seiko Epson Corp.		17		274
Sekisui Chemical Co. Ltd.		22		370
Sekisui House Ltd.		33		745
Seria Co. Ltd.		220		3,645
Seven & i Holdings Co. Ltd.		1,364		19,749
SG Holdings Co. Ltd.		18		179
Shimadzu Corp.		14		352
Shimano, Inc.		255		35,749
Shin-Etsu Chemical Co. Ltd.		103		2,938
Shionogi & Co. Ltd.		43		651
Ship Healthcare Holdings, Inc.		546		7,306
Shiseido Co. Ltd.		2,157		40,913
SMC Corp.		70		25,111
SoftBank Corp.		1,608		2,243
SoftBank Group Corp.		55		2,818
Sompo Holdings, Inc.		51		1,550
Sony Group Corp.		9,140		231,273
Subaru Corp.		32		582
Sumitomo Bakelite Co. Ltd.		43		962
Sumitomo Corp.		61		1,394
Sumitomo Electric Industries Ltd.		40		673
Sumitomo Metal Mining Co. Ltd.		770		16,836
Sumitomo Mitsui Financial Group, Inc.		879		22,613
Sumitomo Mitsui Trust Group, Inc.		1,476		37,155
Sumitomo Realty & Development Co. Ltd.		17		654
Suntory Beverage & Food Ltd.		1,879		61,995
Suzuki Motor Corp.		88		1,075
Sysmex Corp.		2,072		39,546
T&D Holdings, Inc.		855		18,306
Taiheiyo Cement Corp.		655		17,150
Taisei Corp.		287		12,758
Takeda Pharmaceutical Co. Ltd.		861		25,504
TBS Holdings, Inc.		377		10,883
TDK Corp.		4,842		50,741
Terumo Corp.		77		1,454
TIS, Inc.		12		327
Toho Co. Ltd.		6		313
Tokio Marine Holdings, Inc.		1,117		43,466
Tokyo Electron Ltd.		296		40,558
Tokyo Gas Co. Ltd.		20		636
Tokyo Metro Co. Ltd.		17		204
Tokyu Corp.		30		334
TOPPAN Holdings, Inc.		14		377
Toray Industries, Inc.		5,622		38,418
Toyo Seikan Group Holdings Ltd.		613		10,040
Toyo Suisan Kaisha Ltd.		160		9,469
Toyota Industries Corp.		1,779		152,127
Toyota Motor Corp.		533		9,414
Toyota Tsusho Corp.		36		602
Trend Micro, Inc.		8		506
Tsumura & Co.		383		11,100

	$		$
Unicharm Corp.		3,416		27,206
USS Co. Ltd.		1,929		17,933
West Japan Railway Co.		629		12,272
Yakult Honsha Co. Ltd.		14		268
Yamaha Motor Co. Ltd.		51		409
Yaskawa Electric Corp.		14		338
Yokogawa Electric Corp.		14		263
Zensho Holdings Co. Ltd.		6		307
ZOZO, Inc.		1,368		13,102

Total Japan				3,485,921

Luxembourg – 0.64%
ArcelorMittal SA		3,560		102,847
Befesa SA(3)		167		4,629
CVC Capital Partners Plc(1)(3)		12		243
Eurofins Scientific SE		324		17,305
Tenaris SA		24		469

Total Luxembourg				125,493

Macau – 0.00%(4)
Sands China Ltd.(1)		138		276

Total Macau				276

Mexico – 0.42%
Arca Continental SAB de CV		566		5,923
Cemex SAB de CV - ADR		596		3,343
Fomento Economico Mexicano SAB de CV - ADR		332		32,401
Gruma SAB de CV - Class B		260		4,679
Grupo Financiero Banorte SAB de CV - Class O		639		4,436
Wal-Mart de Mexico SAB de CV		11,555		31,943

Total Mexico				82,725

Netherlands – 4.65%
ABN AMRO Bank NV(3)		26		547
Adyen NV(1)(3)		83		126,776
Aegon Ltd.		75		490
Akzo Nobel NV		10		601
Argenx SE(1)		3		2,060
ASM International NV		98		44,584
ASML Holding NV		226		149,497
ASML Holding NV - Class REG		95		62,771
ASR Nederland NV		9		498
BE Semiconductor Industries NV		5		490
Euronext NV(3)		4		651
EXOR NV		527		47,847
Ferrovial SE		27		1,225
Heineken Holding NV		7		542
Heineken NV		17		1,356
IMCD NV		321		42,729
ING Groep NV		3,460		67,776
JDE Peet’s NV		10		221
Koninklijke Ahold Delhaize NV		761		28,409
Koninklijke KPN NV		217		917
Koninklijke Philips NV		6,708		170,772
NN Group NV		15		853
Prosus NV(1)		842		39,103
QIAGEN NV(1)		13		498
Randstad NV		1,528		63,514
Stellantis NV		115		1,289
Topicus.com, Inc.(1)		540		52,957
Universal Music Group NV		48		1,312
Wolters Kluwer NV		14		2,150

Total Netherlands				912,435

New Zealand – 0.01%
Auckland International Airport Ltd.		98		453
Contact Energy Ltd.		46		242
Fisher & Paykel Healthcare Corp. Ltd.		34		646
Infratil Ltd.		50		298
Meridian Energy Ltd.		72		229
Xero Ltd.(1)		8		810

Total New Zealand				2,678

Norway – 0.77%
Aker BP ASA		18		424
DNB Bank ASA		1,611		42,377
Equinor ASA		3,582		94,606
Gjensidige Forsikring ASA		11		249
Kongsberg Gruppen ASA		5		744
Mowi ASA		27		505
Norsk Hydro ASA		83		479
Orkla ASA		40		442
Salmar ASA		234		11,270
Telenor ASA		34		487
Yara International ASA		9		285

Total Norway				151,868

Poland – 0.00%(4)
InPost SA(1)		13		189

Total Poland				189

	$		$
Portugal – 0.29%
EDP SA		176		593
Galp Energia SGPS SA		24		422
Jeronimo Martins SGPS SA		2,682		56,847

Total Portugal				57,862

Russia – 0.00%(4)
Severstal PAO - GDR(1)(2)(6)(7)		147		—
X5 Retail Group NV - GDR(1)(2)(6)(7)		65		—

Total Russia				—

Singapore – 3.05%
BOC Aviation Ltd.(3)		368		2,877
CapitaLand Ascendas REIT		218		430
CapitaLand Integrated Commercial Trust		334		519
Capitaland Investment Ltd.		133		269
DBS Group Holdings Ltd.		1,274		43,768
Genting Singapore Ltd.		338		188
Grab Holdings Ltd. - Class A(1)		133		604
Keppel Ltd.		86		440
Oversea-Chinese Banking Corp. Ltd.		196		2,511
Sea Ltd. - ADR(1)		1,046		136,476
Sembcorp Industries Ltd.		52		243
Singapore Airlines Ltd.		87		439
Singapore Exchange Ltd.		49		488
Singapore Technologies Engineering Ltd.		93		468
Singapore Telecommunications Ltd.		40,597		102,969
United Overseas Bank Ltd.		10,827		305,497
Wilmar International Ltd.		107		266

Total Singapore				598,452

South Africa – 0.13%
Anglo American Platinum Ltd.		38		1,523
AVI Ltd.		593		2,871
Bid Corp. Ltd.		188		4,502
Capitec Bank Holdings Ltd.		37		6,321
Naspers Ltd. - Class N		42		10,490

Total South Africa				25,707

South Korea – 0.52%
Samsung Electronics Co. Ltd.		2,152		85,317
Shinhan Financial Group Co. Ltd.		551		17,621

Total South Korea				102,938

Spain – 1.82%
Acciona SA		1		183
Acerinox SA		364		4,264
ACS Actividades de Construccion y Servicios SA		10		571
Aena SME SA(3)		4		1,027
Amadeus IT Group SA		26		1,989
Banco Bilbao Vizcaya Argentaria SA		324		4,420
Banco de Sabadell SA		304		854
Banco Santander SA		26,904		181,253
CaixaBank SA		15,706		122,343
Cellnex Telecom SA(3)		31		1,091
EDP Renovaveis SA		19		160
Endesa SA		19		493
Fluidra SA		880		20,712
Grifols SA(1)		15		132
Iberdrola SA		327		5,288
Industria de Diseno Textil SA		63		3,131
Redeia Corp. SA		18		358
Repsol SA		66		871
Telefonica SA		223		1,051
Viscofan SA		115		7,947

Total Spain				358,138

Sweden – 2.85%
AddTech AB - Class B		15		428
Alfa Laval AB		223		9,550
Assa Abloy AB - Class B		2,976		89,342
Atlas Copco AB - Class A		5,018		80,150
Atlas Copco AB - Class B		90		1,266
Beijer Ref AB - Class B		22		305
Boliden AB		16		509
Epiroc AB - Class A		2,296		46,225
Epiroc AB - Class B		22		392
EQT AB		22		676
Essity AB - Class B		35		1,005
Evolution AB(3)		9		684
Fastighets AB Balder - Class B(1)		39		247
H & M Hennes & Mauritz AB - Class B		33		430
Hexagon AB - Class B		119		1,270
Holmen AB - Class B		4		169
Industrivarden AB - Class A		7		250
Industrivarden AB - Class C		9		330
Indutrade AB		16		445
Investment AB Latour - Class B		8		224
Investor AB - Class B		2,626		78,319

	$		$
L E Lundbergforetagen AB - Class B		4		222
Lifco AB - Class B		13		472
Nibe Industrier AB - Class B		85		322
Saab AB - Class B		18		712
Sagax AB - Class B		13		268
Sandvik AB		798		16,787
Securitas AB - Class B		28		398
Skandinaviska Enskilda Banken AB - Class A(1)		2,779		45,714
Skanska AB - Class B(1)		19		425
SKF AB - Class B(1)		20		396
Spotify Technology SA(1)		282		154,924
Svenska Cellulosa AB SCA - Class B(1)		34		450
Svenska Handelsbanken AB - Class A		1,762		19,916
Swedbank AB		48		1,083
Swedish Orphan Biovitrum AB(1)		11		317
Tele2 AB - Class B		30		409
Telefonaktiebolaget LM Ericsson - Class B		154		1,200
Telia Co. AB		134		484
Trelleborg AB - Class B		13		470
Volvo AB - Class B(1)		89		2,619

Total Sweden				559,804

Switzerland – 5.20%
ABB Ltd.		91		4,705
Alcon AG		29		2,733
Avolta AG(1)		5		236
Baloise Holding AG		2		477
Banque Cantonale Vaudoise		2		190
Barry Callebaut AG(2)		0		266
BKW AG		1		207
Chocoladefabriken Lindt & Spruengli AG(2)		0		730
Chocoladefabriken Lindt & Spruengli AG - REG(2)		0		787
Cie Financiere Richemont SA		724		126,354
Coca-Cola HBC AG(1)		12		562
DSM-Firmenich AG		11		1,044
EMS-Chemie Holding AG(2)		0		265
Galderma Group AG(1)		5		571
Geberit AG		56		35,212
Givaudan SA		1		2,315
Glencore Plc(1)		8,843		32,366
Helvetia Holding AG		2		441
Holcim AG(1)		261		28,113
Julius Baer Group Ltd.		883		61,236
Kuehne & Nagel International AG		3		630
Logitech International SA		9		745
Lonza Group AG		120		74,126
Nestle SA		1,981		200,199
Novartis AG		112		12,462
Partners Group Holding AG		39		56,012
Roche Holding AG		2		647
Roche Holding AG		622		204,726
Sandoz Group AG		23		985
Schindler Holding AG		1		409
Schindler Holding AG		2		730
SGS SA		9		847
SIG Group AG(1)		18		324
Sika AG		9		2,141
Sonova Holding AG		3		853
STMicroelectronics NV		39		847
Straumann Holding AG		6		769
Swatch Group AG - BR		2		284
Swiss Life Holding AG		2		1,461
Swiss Prime Site AG		4		542
Swiss Re AG		17		2,885
Swisscom AG		1		840
Temenos AG		3		251
UBS Group AG		4,970		152,656
VAT Group AG(3)		2		570
Zurich Insurance Group AG		8		5,741

Total Switzerland				1,021,492

Taiwan – 1.95%
Advantech Co. Ltd.		483		5,515
Chroma ATE, Inc.		1,897		16,577
Delta Electronics, Inc.		341		3,772
MediaTek, Inc.		141		6,077
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		726		120,481
Taiwan Semiconductor Manufacturing Co. Ltd.		8,153		229,612

Total Taiwan				382,034

United Kingdom – 19.65%
3i Group Plc		4,035		189,714
Admiral Group Plc		293		10,829
Anglo American Plc		71		1,995
Aon Plc - Class A		128		51,115
Ashtead Group Plc		693		37,462

	$		$
Associated British Foods Plc		838		20,771
AstraZeneca Plc		767		112,620
Auto Trader Group Plc(3)		8,163		78,936
Aviva Plc		149		1,077
BAE Systems Plc		8,240		166,383
Barclays Plc		27,577		103,690
Barratt Redrow Plc		1,423		7,827
BP Plc		34,855		195,587
British American Tobacco Plc		4,707		193,092
BT Group Plc - Class A		365		782
Bunzl Plc		2,169		83,421
Burberry Group Plc		1,315		13,241
Capita Plc(1)		7,855		1,324
Centrica Plc		285		552
Close Brothers Group Plc(1)		616		2,228
CNH Industrial NV		2,288		28,099
Coca-Cola Europacific Partners Plc		182		15,851
Compass Group Plc		3,253		107,591
ConvaTec Group Plc(3)		6,735		22,500
Croda International Plc		8		298
Diageo Plc		1,611		42,107
easyJet Plc		2,428		13,959
Entain Plc		3,048		23,028
Future Plc		574		5,580
Games Workshop Group Plc		351		63,694
Greggs Plc		1,059		23,903
GSK Plc		11,998		229,291
Haleon Plc		523		2,643
Halma Plc		22		731
Hikma Pharmaceuticals Plc		9		232
HSBC Holdings Plc		7,449		84,445
IG Group Holdings Plc		886		10,932
Imperial Brands Plc		1,770		65,498
Inchcape Plc		873		7,554
Informa Plc		74		744
InterContinental Hotels Group Plc		202		21,791
Intertek Group Plc		1,033		67,171
ITV Plc		8,249		8,477
J Sainsbury Plc		17,471		53,253
JD Sports Fashion Plc		140		124
John Wood Group Plc(1)		3,447		1,253
Jupiter Fund Management Plc		2,298		2,104
Kingfisher Plc		101		334
Land Securities Group Plc		41		294
Legal & General Group Plc		334		1,054
Lloyds Banking Group Plc		232,745		218,296
London Stock Exchange Group Plc		28		4,094
M&G Plc		130		334
Marks & Spencer Group Plc		116		536
Melrose Industries Plc		73		451
Mondi Plc		25		367
National Grid Plc		275		3,586
NatWest Group Plc		5,974		35,275
Next Plc		7		977
Pagegroup Plc		3,230		12,767
Pearson Plc		33		528
Pets at Home Group Plc		2,865		8,052
Phoenix Group Holdings Plc		39		287
Rathbones Group Plc		305		6,117
Reckitt Benckiser Group Plc		1,628		110,111
RELX Plc		1,232		61,886
Rentokil Initial Plc		147		666
Rightmove Plc		7,597		67,634
Rio Tinto Plc		63		3,803
Rolls-Royce Holdings Plc(1)		23,545		228,847
Rotork Plc		2,592		10,534
Sage Group Plc		58		909
Schroders Plc		46		208
Segro Plc		72		643
Serco Group Plc		6,621		13,540
Severn Trent Plc		15		492
Shell Plc		1,651		60,415
Shell Plc		4,172		151,847
Smith & Nephew Plc		47		660
Smiths Group Plc		20		494
Softcat Plc		1,918		39,306
Spirax Group Plc		214		17,260
SSE Plc		9,214		189,791
SSP Group Plc		7,620		14,860
Standard Chartered Plc		4,938		73,271
Tesco Plc		6,572		28,273
Trainline Plc(1)(3)		4,812		17,069
Travis Perkins Plc		3,039		21,679

	$		$
Unilever Plc		1,113		66,392
United Utilities Group Plc		38		498
Vodafone Group Plc		1,143		1,074
Weir Group Plc		1,784		53,882
WH Smith Plc		1,049		13,788
Whitbread Plc		259		8,257
Wise Plc - Class A(1)		2,434		29,874
WPP Plc		12,934		98,283

Total United Kingdom				3,855,094

United States – 1.37%
Coupang, Inc. - Class A(1)		3,008		65,962
Flutter Entertainment Plc(1)		236		52,334
Laureate Education, Inc. - Class A(1)		167		3,423
Linde Plc		127		58,973
Newmont Corp.		198		9,664
Samsonite Group SA(3)		3,869		9,176
Southern Copper Corp.		64		6,018
STERIS Plc		277		62,749

Total United States				268,299

Uruguay – 0.65%
MercadoLibre, Inc.(1)		65		126,890

Total Uruguay				126,890

Total Common Stocks (Cost: $16,008,803)				19,284,698

PREFERRED STOCKS – 0.04%
Chile – 0.02%
Embotelladora Andina SA		1,131		4,231

Total Chile				4,231

Germany – 0.02%
Bayerische Motoren Werke AG		3		245
Dr Ing hc F Porsche AG(3)		7		329
Henkel AG & Co. KGaA		9		746
Porsche Automobil Holding SE		8		318
Sartorius AG		1		334
Volkswagen AG		12		1,192

Total Germany				3,164

Total Preferred Stocks (Cost: $6,951)				7,395

SHORT-TERM INVESTMENTS – 0.83%
Money Market Funds – 0.70%
Goldman Sachs Financial Square Government Fund - Class I, 4.25%(5)		137,258		137,258

Total Money Market Funds (Cost: $137,258)				137,258

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.13%
BNP Paribas, Paris, 1.81% due 04/01/2025(2)	CAD	0		0
BNP Paribas, Paris, 3.14% due 04/01/2025	AUD	288		180
Brown Brothers Harriman, 0.00% due 04/01/2025	CHF	3,143		3,553
Brown Brothers Harriman, 1.28% due 04/01/2025	SEK	106		11
Brown Brothers Harriman, 1.37% due 04/01/2025	DKK	73		11
Brown Brothers Harriman, 2.37% due 04/01/2025	NZD	22		13
Brown Brothers Harriman, 3.48% due 04/01/2025	NOK	246		23
Brown Brothers Harriman, 5.57% due 04/01/2025	ZAR	1,020		56
Citibank, London, 1.60% due 04/01/2025	EUR	527		570
HSBC, Hong Kong, 2.29% due 04/01/2025	HKD	13,497		1,734
HSBC, Singapore, 1.44% due 04/01/2025	SGD	58		43
Royal Bank of Canada, London, 3.67% due 04/01/2025	GBP	4,567		5,898
Royal Bank of Canada, Toronto, 3.83% due 04/01/2025		$27		27
Skandinaviska Enskilda Banken AB, Stockholm, 0.00% due 04/01/2025	CHF	862		975
Sumitomo, Tokyo, 0.11% due 04/01/2025	JPY	1,900,509		12,670

Total Time Deposits (Cost: $25,764)				25,764

Total Short-Term Investments (Cost: $163,022)				163,022

TOTAL INVESTMENTS IN SECURITIES – 99.09% (Cost: $16,178,776)				19,455,115

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.91%				178,357

TOTAL NET ASSETS – 100.00%				$19,633,472

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $462,136, which represents 2.35% of total net assets.

(4)	Amount calculated is less than 0.005%.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.
(7)	Security that is restricted at March 31, 2025. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
51	Euro Stoxx 50 Future	Jun. 2025	EUR 2,688	$2,862	$(45)
23	FTSE 100 INDEX Future	Jun. 2025	GBP 1,981	2,553	(6)
10	TOPIX INDEX Future	Jun. 2025	JPY 274,152	1,775	(53)

					$(104)

COMMON STOCKS	Percentages of Net Assets
Communication Services	6.05%
Consumer Discretionary	11.61
Consumer Staples	8.90
Energy	3.43
Financials	19.82
Healthcare	10.09
Industrials	20.93
Information Technology	9.20
Materials	4.47
Real Estate	0.36
Utilities	3.36

Total Common Stocks	98.22

PREFERRED STOCKS
Consumer Discretionary	0.01
Consumer Staples	0.03
Healthcare	0.00 (1)

Total Preferred Stocks	0.04

SHORT-TERM INVESTMENTS	0.83

TOTAL INVESTMENTS	99.09
OTHER ASSETS IN EXCESS OF LIABILITIES	0.91

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

March 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	$		$
	Shares (000s)		Value (000s)
COMMON STOCKS – 96.82%
Australia – 2.80%
ANZ Group Holdings Ltd.		132		$2,425
BHP Group Ltd.		17		403
BHP Group Ltd.		347		8,429
Brambles Ltd.		30		380
Cochlear Ltd.		32		5,354
Coles Group Ltd.		76		931
Commonwealth Bank of Australia		25		2,409
Computershare Ltd.		5		121
CSL Ltd.		54		8,528
Goodman Group		20		364
Macquarie Group Ltd.		23		2,826
Medibank Pvt Ltd.		738		2,062
National Australia Bank Ltd.		30		645
Northern Star Resources Ltd.		11		123
Qantas Airways Ltd.		75		429
QBE Insurance Group Ltd.		165		2,280
REA Group Ltd.(1)		0		46
Rio Tinto Ltd.		43		3,125
Santos Ltd.		189		794
Scentre Group		682		1,443
Sonic Healthcare Ltd.		78		1,271
South32 Ltd.		167		336
Telstra Group Ltd.		1,430		3,779
Transurban Group		83		698
Treasury Wine Estates Ltd.		140		859
Washington H Soul Pattinson & Co. Ltd.		4		77
Wesfarmers Ltd.		15		693
Westpac Banking Corp.		83		1,650
Whitehaven Coal Ltd.		194		669
WiseTech Global Ltd.		15		797
Woodside Energy Group Ltd.		72		1,050

Total Australia				54,996

Austria – 0.26%
Erste Group Bank AG		75		5,203

Total Austria				5,203

Belgium – 0.89%
Anheuser-Busch InBev SA		68		4,161
D’ieteren Group		4		717
Elia Group SA/NV - Class B		12		1,034
KBC Group NV		126		11,504

Total Belgium				17,416

Brazil – 0.37%
Ambev SA - ADR		1,198		2,791
Ambev SA		1,622		3,837
Banco do Brasil SA		128		630

Total Brazil				7,258

Canada – 1.57%
Alimentation Couche-Tard, Inc.		208		10,268
Brookfield Corp.		39		2,038
Canadian National Railway Co.		97		9,421
CCL Industries, Inc. - Class B		16		779
Element Fleet Management Corp.		108		2,140
Magna International, Inc.		136		4,630
National Bank of Canada		16		1,294
Sun Life Financial, Inc.		6		353

Total Canada				30,923

Chile – 0.10%
Antofagasta Plc		90		1,963

Total Chile				1,963

China – 1.04%
Alibaba Group Holding Ltd.		707		11,700
China Merchants Bank Co. Ltd. - Class H		322		1,906
Haier Smart Home Co. Ltd. - Class A		923		2,974
Tencent Holdings Ltd.		8		530
Weichai Power Co. Ltd. - Class H		1,544		3,252

Total China				20,362

Denmark – 2.14%
Carlsberg AS - Class B		42		5,338
Coloplast - Class B		55		5,752
Danske Bank		204		6,691
DSV		2		326
Genmab(2)		4		793

	$		$
Novo Nordisk - Class B		286		19,573
Novonesis (Novozymes) B - Class B		48		2,772
Tryg		36		856

Total Denmark				42,101

Finland – 1.31%
Elisa OYJ		11		546
Fortum OYJ		3		52
Kone OYJ - Class B		184		10,139
Nokia OYJ		1,390		7,320
Nordea Bank Abp		501		6,408
Stora Enso OYJ - Class R		72		680
UPM-Kymmene OYJ		26		698

Total Finland				25,843

France – 13.06%
Accor SA		187		8,534
Air Liquide SA		126		23,895
Airbus SE		28		4,947
Alstom SA(2)		28		627
Amundi SA(3)		142		11,097
Arkema SA		84		6,420
AXA SA		110		4,703
BNP Paribas SA		29		2,417
Bouygues SA		37		1,456
Bureau Veritas SA		72		2,178
Capgemini SE		40		5,999
Cie de Saint-Gobain SA		24		2,360
Cie Generale des Etablissements Michelin SCA		363		12,774
Covivio		6		352
Credit Agricole SA		25		450
Danone SA		14		1,039
Dassault Systemes SE		292		11,114
Eiffage SA(1)		0		27
Engie SA		112		2,182
EssilorLuxottica SA		16		4,490
Eurazeo SE		4		267
FDJ UNITED(3)		8		242
Gecina SA		1		84
Hermes International SCA		4		9,854
Ipsen SA		4		493
Kering SA		2		390
Legrand SA		64		6,755
L’Oreal SA		33		12,381
LVMH Moet Hennessy Louis Vuitton SE		28		17,039
Pernod Ricard SA		7		703
Publicis Groupe SA		29		2,695
Renault SA		7		373
Rexel SA		376		10,131
Safran SA		46		12,102
Sanofi SA		221		24,446
Schneider Electric SE		5		1,193
Societe Generale SA		105		4,746
Sodexo SA		10		613
Teleperformance SE		119		11,945
TotalEnergies SE		293		18,888
Veolia Environnement SA		165		5,686
Vinci SA		69		8,673

Total France				256,760

Germany – 10.47%
Adidas AG		37		8,811
Allianz SE		30		11,456
BASF SE		225		11,259
Bayer AG		183		4,382
Beiersdorf AG		1		174
Continental AG		107		7,540
Covestro AG(2)		58		3,696
Daimler Truck Holding AG		285		11,537
Delivery Hero SE - Class A(2)(3)		18		421
Deutsche Bank AG		22		532
Deutsche Boerse AG		43		12,788
Deutsche Post AG		88		3,767
Deutsche Telekom AG		422		15,583
E.ON SE		23		343
Evonik Industries AG		302		6,555
Fresenius Medical Care AG		134		6,684
Fresenius SE & Co. KGaA(2)		46		1,955
Hannover Rueck SE		1		185
Heidelberg Materials AG		31		5,393
Infineon Technologies AG		392		13,066
K+S AG		87		1,194
KION Group AG		21		900
Mercedes-Benz Group AG - ADR		67		981

	$		$
Mercedes-Benz Group AG - Class REGISTERED		33		1,936
Merck KGaA		74		10,161
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		16		10,050
SAP SE		135		36,145
Siemens AG		59		13,556
Siemens Healthineers AG(3)		18		993
Symrise AG - Class A		6		600
Vonovia SE		13		337
Zalando SE(2)(3)		87		3,022

Total Germany				206,002

Hong Kong – 2.24%
AIA Group Ltd.		2,550		19,307
China Overseas Land & Investment Ltd.		1,654		2,960
CK Asset Holdings Ltd.		474		1,916
CK Hutchison Holdings Ltd.		592		3,337
CLP Holdings Ltd.		593		4,827
Galaxy Entertainment Group Ltd.		1,076		4,205
Hang Seng Bank Ltd.		28		381
Hong Kong Exchanges & Clearing Ltd.		98		4,364
Jardine Matheson Holdings Ltd.		57		2,390
Power Assets Holdings Ltd.		50		299

Total Hong Kong				43,986

Hungary – 0.14%
OTP Bank Nyrt		41		2,771

Total Hungary				2,771

Indonesia – 0.02%
Bank Rakyat Indonesia Persero Tbk PT		1,688		408

Total Indonesia				408

Ireland – 2.14%
AerCap Holdings NV		39		3,986
AIB Group Plc		511		3,299
Bank of Ireland Group Plc		686		8,105
DCC Plc		36		2,374
Experian Plc		256		11,865
James Hardie Industries Plc(2)		5		129
Kerry Group Plc - Class A		12		1,268
Kingspan Group Plc		30		2,455
Medtronic Plc		58		5,236
Ryanair Holdings Plc - ADR		22		948
Smurfit WestRock Plc		52		2,357

Total Ireland				42,022

Israel – 0.34%
Bank Leumi Le-Israel BM		110		1,483
Check Point Software Technologies Ltd.(2)		18		4,134
ICL Group Ltd.		181		1,029
Wix.com Ltd.(2)		1		85

Total Israel				6,731

Italy – 1.92%
Enel SpA		1,345		10,909
Ferrari NV		17		7,076
FinecoBank Banca Fineco SpA		26		506
Generali		25		879
Intesa Sanpaolo SpA		535		2,758
Moncler SpA		16		963
Poste Italiane SpA(3)		3		58
Prysmian SpA		65		3,590
Recordati SpA		5		275
Snam SpA		18		95
UniCredit SpA		188		10,579

Total Italy				37,688

Japan – 18.00%
Advantest Corp.		5		214
Aeon Co. Ltd.		10		248
Aisin Corp.		20		213
Ajinomoto Co., Inc.		10		190
Asahi Kasei Corp.		119		837
Astellas Pharma, Inc.		197		1,916
Bridgestone Corp.		92		3,676
Brother Industries Ltd.		15		270
Canon, Inc.		50		1,572
Chugai Pharmaceutical Co. Ltd.		35		1,580
CyberAgent, Inc.		57		430
Dai-ichi Life Holdings, Inc.		72		553
Daiichi Sankyo Co. Ltd.		37		891
Daikin Industries Ltd.		49		5,361
Denso Corp.		85		1,057
Disco Corp.		3		613
East Japan Railway Co.		12		231
Eisai Co. Ltd.		43		1,205
ENEOS Holdings, Inc.		54		286
FANUC Corp.		252		6,855

	$		$
Fast Retailing Co. Ltd.		2		447
Fuji Electric Co. Ltd.		23		970
FUJIFILM Holdings Corp.		12		230
Fujitsu Ltd.		289		5,755
Fukuoka Financial Group, Inc.		127		3,366
Hankyu Hanshin Holdings, Inc.		26		705
Hikari Tsushin, Inc.		1		155
Hitachi Ltd.		565		13,266
Honda Motor Co. Ltd.		230		2,083
Hoya Corp.		144		16,195
IHI Corp.		39		2,722
Iida Group Holdings Co. Ltd.		51		781
Inpex Corp.		8		105
Isuzu Motors Ltd.		69		934
ITOCHU Corp.		175		8,119
Japan Post Bank Co. Ltd.		5		47
Japan Post Holdings Co. Ltd.		15		150
Japan Tobacco, Inc.		14		385
JFE Holdings, Inc.		60		738
Kao Corp.		82		3,554
KDDI Corp.		63		989
Keyence Corp.		50		19,543
Komatsu Ltd.		290		8,486
Kyocera Corp.		170		1,915
Lasertec Corp.		9		756
LY Corp.		316		1,068
Makita Corp.		12		408
Marubeni Corp.		7		107
MEIJI Holdings Co. Ltd.		50		1,086
Minebea Co. Ltd.		217		3,178
MISUMI Group, Inc.		381		6,340
Mitsubishi Corp.		178		3,146
Mitsubishi Electric Corp.		172		3,168
Mitsubishi HC Capital, Inc.		193		1,309
Mitsubishi UFJ Financial Group, Inc.		389		5,301
Mitsui & Co. Ltd.		133		2,515
Mitsui Fudosan Co. Ltd.		459		4,109
Mizuho Financial Group, Inc.		9		236
MS&AD Insurance Group Holdings, Inc.		121		2,636
Murata Manufacturing Co. Ltd.		328		5,058
Nintendo Co. Ltd.		42		2,855
Nippon Telegraph & Telephone Corp.		548		530
Nomura Research Institute Ltd.		11		345
NTT Data Group Corp.		22		399
Obic Co. Ltd.		25		729
Olympus Corp.		404		5,282
Ono Pharmaceutical Co. Ltd.		181		1,951
Oriental Land Co. Ltd.		42		824
ORIX Corp.		178		3,708
Otsuka Holdings Co. Ltd.		37		1,902
Panasonic Holdings Corp.		108		1,286
Rakuten Group, Inc.(2)		351		2,013
Recruit Holdings Co. Ltd.		91		4,710
Renesas Electronics Corp.		152		2,040
Resona Holdings, Inc.		743		6,491
SBI Holdings, Inc.		93		2,519
Secom Co. Ltd.		18		620
Seiko Epson Corp.		2		34
Seven & i Holdings Co. Ltd.		536		7,766
Shimano, Inc.		21		2,893
Shin-Etsu Chemical Co. Ltd.		451		12,869
Shiseido Co. Ltd.		45		853
SMC Corp.		16		5,547
Softbank Corp.		282		393
SoftBank Group Corp.		11		542
Sony Group Corp.		1,114		28,176
Subaru Corp.		51		910
Sumitomo Corp.		106		2,407
Sumitomo Mitsui Financial Group, Inc.		734		18,885
Sumitomo Mitsui Trust Group, Inc.		60		1,510
Suntory Beverage & Food Ltd.		210		6,922
Suzuki Motor Corp.		505		6,201
Sysmex Corp.		400		7,632
T&D Holdings, Inc.		113		2,410
Takeda Pharmaceutical Co. Ltd.		143		4,232
TDK Corp.		504		5,276
Terumo Corp.		843		15,858
Tokio Marine Holdings, Inc.		188		7,298
Tokyo Electron Ltd.		12		1,700
Toray Industries, Inc.		766		5,237
Toyota Industries Corp.		50		4,259

	$		$
Toyota Motor Corp.		200		3,539
Unicharm Corp.		86		683
Yakult Honsha Co. Ltd.		38		731
Yaskawa Electric Corp.		37		917
Yokogawa Electric Corp.		4		80

Total Japan				354,223

Luxembourg – 0.78%
ArcelorMittal		428		12,368
Eurofins Scientific SE		36		1,912
Tenaris SA		57		1,113

Total Luxembourg				15,393

Macau – 0.08%
Sands China Ltd.(2)		794		1,593

Total Macau				1,593

Netherlands – 5.79%
Adyen NV(2)(3)		1		961
Aegon Ltd.		14		93
Akzo Nobel NV		6		374
Argenx SE(2)		1		448
Argenx SE - ADR(2)		1		801
ASM International NV		17		7,887
ASML Holding NV		44		29,184
EXOR NV		16		1,455
Ferrovial SE		6		257
Heineken Holding NV		17		1,246
Heineken NV		50		4,117
IMCD NV		5		601
ING Groep NV		781		15,299
Koninklijke Ahold Delhaize NV		176		6,568
Koninklijke KPN NV		2,002		8,482
Koninklijke Philips NV		292		7,445
NN Group NV		14		770
NXP Semiconductors NV		3		573
Prosus NV(2)		86		4,007
Randstad NV		110		4,581
Universal Music Group NV		342		9,443
Wolters Kluwer NV		59		9,222

Total Netherlands				113,814

New Zealand – 0.02%
Xero Ltd.(2)		4		362

Total New Zealand				362

Norway – 0.92%
Aker BP ASA		211		5,001
DNB Bank ASA		113		2,973
Equinor ASA		347		9,153
Storebrand ASA		46		579
Telenor ASA		31		436

Total Norway				18,142

Poland – 0.03%
InPost SA(2)		45		655

Total Poland				655

Singapore – 1.15%
DBS Group Holdings Ltd.		487		16,712
Oversea-Chinese Banking Corp. Ltd.		78		997
Sea Ltd. - ADR(2)		7		875
Singapore Airlines Ltd.		54		271
Singapore Exchange Ltd.		44		432
Singapore Telecommunications Ltd.		41		104
United Overseas Bank Ltd.		86		2,432
Wilmar International Ltd.		309		766

Total Singapore				22,589

South Korea – 0.47%
Samsung Electronics Co. Ltd.		201		7,979
Shinhan Financial Group Co. Ltd.		37		1,169

Total South Korea				9,148

Spain – 3.51%
ACS Actividades Co.		3		177
Aena SME SA(3)		9		2,025
Amadeus IT Group SA		154		11,801
Banco Bilbao Vizcaya Argentaria SA		44		599
Banco Santander SA		898		6,047
CaixaBank SA		1,561		12,162
EDP Renovaveis SA		95		793
Iberdrola SA		612		9,879
Industria de Diseno Textil SA		466		23,198
Repsol SA		166		2,205
Telefonica SA		50		235

Total Spain				69,121

Sweden – 2.13%
Alleima AB		1		6
Assa Abloy AB - Class B		15		453

	$		$
Atlas Copco AB - Class A		312		4,978
Atlas Copco AB - Class B		523		7,359
Boliden AB		45		1,471
EQT AB		12		372
Essity AB - Class B		122		3,457
Evolution AB(3)		11		847
Fastighets AB Balder - Class B(2)		54		338
Hexagon AB - Class B		87		931
Industrivarden AB - Class C		4		139
Indutrade AB		31		866
Investment AB Latour - Class B		13		350
Investor AB - Class B		20		582
Nibe Industrier AB - Class B		193		734
Sagax AB - Class B		13		279
Sandvik AB		61		1,292
Securitas AB - Class B		6		78
Skandinaviska Enskilda Banken AB - Class A(2)		142		2,334
Svenska Handelsbanken AB - Class A		125		1,411
Telefonaktiebolaget LM Ericsson - Class B		314		2,441
Volvo AB - Class B(2)		379		11,113

Total Sweden				41,831

Switzerland – 7.85%
ABB Ltd.		78		4,007
Accelleron Industries AG		1		46
Alcon AG		22		2,053
Chocoladefabriken Lindt & Spruengli AG(1)		0		865
Cie Financiere Richemont SA		62		10,802
DSM-Firmenich AG		8		821
Geberit AG		1		362
Givaudan SA(1)		0		422
Glencore Plc(2)		260		953
Holcim AG(2)		3		279
Julius Baer Group Ltd.		141		9,795
Kuehne & Nagel International AG		31		7,162
Lonza Group AG		25		15,402
Nestle SA		205		20,756
Novartis AG		166		18,409
Partners Group Holding AG(1)		0		659
Roche Holding AG		3		1,170
Roche Holding AG		95		31,146
Sandoz Group AG		28		1,190
SGS SA		84		8,404
Sonova Holding AG		1		348
Straumann Holding AG		2		286
Swisscom AG(1)		0		93
UBS Group AG		324		9,947
VAT Group AG(3)		13		4,797
Zurich Insurance Group AG		6		4,189

Total Switzerland				154,363

Taiwan – 1.29%
Hon Hai Precision Industry Co. Ltd.		194		875
Taiwan Semiconductor Manufacturing Co. Ltd.		84		2,366
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		133		22,064

Total Taiwan				25,305

United Kingdom – 13.88%
3i Group Plc		245		11,534
Ashtead Group Plc		42		2,269
AstraZeneca Plc - ADR		38		2,823
AstraZeneca Plc		93		13,614
Aviva Plc		541		3,900
BAE Systems Plc		29		591
Barclays Plc		1,826		6,866
Barratt Redrow Plc		244		1,343
BP Plc		894		5,018
Bridgepoint Group Plc(3)		167		691
British American Tobacco Plc		14		570
BT Group Plc - Class A		960		2,060
Bunzl Plc		68		2,622
Burberry Group Plc		89		893
CNH Industrial NV		176		2,163
Coca-Cola Europacific Partners Plc		16		1,367
Compass Group Plc		605		20,015
Diageo Plc		483		12,611
Dowlais Group Plc		1,097		863
GSK Plc - ADR		28		1,088
GSK Plc		304		5,814
Haleon Plc		246		1,244
HSBC Holdings Plc		1,051		11,913
Inchcape Plc		300		2,599
InterContinental Hotels Group Plc		49		5,270
Intertek Group Plc		11		744

	$		$
J Sainsbury Plc		2,076		6,329
Kingfisher Plc		790		2,603
Land Securities Group Plc		16		114
Legal & General Group Plc		865		2,729
Lloyds Banking Group Plc		4,671		4,381
London Stock Exchange Group Plc		54		8,052
Melrose Industries Plc		314		1,940
Mondi Plc		51		761
National Grid Plc		94		1,226
NatWest Group Plc		1,827		10,788
Next Plc		47		6,785
Pearson Plc		54		857
Persimmon Plc		85		1,310
Reckitt Benckiser Group Plc		215		14,513
RELX Plc		249		12,516
Rio Tinto Plc		85		5,124
Sage Group Plc		503		7,900
Segro Plc		64		574
Severn Trent Plc		4		132
Shell Plc - ADR		58		4,260
Shell Plc		303		11,099
Shell Plc		447		16,287
Smith & Nephew Plc		31		430
SSE Plc		188		3,880
Standard Chartered Plc		459		6,807
TechnipFMC Plc		36		1,140
Tesco Plc		2,378		10,232
Unilever Plc		143		8,539
United Utilities Group Plc		11		142
Vodafone Group Plc		363		341
Whitbread Plc		6		202
WPP Plc		66		505

Total United Kingdom				272,983

United States – 0.11%
Broadcom, Inc.		7		1,157
Flutter Entertainment Plc(2)		2		341
Linde Plc		1		609

Total United States				2,107

Total Common Stocks (Cost: $1,577,076)				1,904,062

PREFERRED STOCKS – 0.05%
Germany – 0.05%
Henkel AG & Co. KGaA		11		910

Total Germany				910

Total Preferred Stocks (Cost: $971)				910

RIGHTS – 0.00%(4)
Belgium – 0.00%(4)
Elia Group SA/NV, expires 12/31/2049(2)		12		58

Total Belgium				58

Total Rights (Cost: $47)				58

SHORT-TERM INVESTMENTS – 1.98%
Money Market Funds – 1.80%
Goldman Sachs Financial Square Government Fund - Class I, 4.25%(5)		35,398		35,398

Total Money Market Funds (Cost: $35,398)				35,398

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.18%
BNP Paribas, Paris, 1.81% due 04/01/2025	CAD	80		55
BNP Paribas, Paris, 3.14% due 04/01/2025	AUD	669		418
Brown Brothers Harriman, 1.28% due 04/01/2025(1)	SEK	0		0
Brown Brothers Harriman, 1.37% due 04/01/2025	DKK	3,035		440
Brown Brothers Harriman, 2.37% due 04/01/2025(1)	NZD	0		0
Brown Brothers Harriman, 3.48% due 04/01/2025(1)	NOK	0		0
Citibank, London, 1.60% due 04/01/2025	EUR	543		589
HSBC, Hong Kong, 2.29% due 04/01/2025	HKD	1,568		201
HSBC, Singapore, 1.44% due 04/01/2025(1)	SGD	0		0
JP Morgan, New York, 3.83% due 04/01/2025		$4		4
Royal Bank of Canada, London, 3.67% due 04/01/2025	GBP	434		560
Skandinaviska Enskilda Banken AB, Stockholm, 0.00% due 04/01/2025	CHF	950		1,075
Sumitomo, Tokyo, 0.11% due 04/01/2025	JPY	39,066		260

Total Time Deposits (Cost: $3,602)				3,602

Total Short-Term Investments (Cost: $39,000)				39,000

TOTAL INVESTMENTS IN SECURITIES – 98.85% (Cost: $1,617,094)				1,944,030

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.15%				22,636

TOTAL NET ASSETS – 100.00%				$1,966,666

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.
(2)	Non-income producing security.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $25,154, which represents 1.28% of total net assets.

(4)	Amount calculated is less than 0.005%.
(5)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Communication Services	2.67%
Consumer Discretionary	13.01
Consumer Staples	8.04
Energy	3.92
Financials	19.38
Healthcare	13.46
Industrials	16.62
Information Technology	10.62
Materials	6.34
Real Estate	0.65
Utilities	2.11

Total Common Stocks	96.82

PREFERRED STOCKS
Consumer Staples	0.05

Total Preferred Stocks	0.05
RIGHTS
Utilities	0.00	(1)

Total Rights	0.00	(1)

SHORT-TERM INVESTMENTS	1.98

TOTAL INVESTMENTS	98.85
OTHER ASSETS IN EXCESS OF LIABILITIES	1.15

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Board has ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the Adviser may utilize evaluated prices provided by independent pricing services or brokers to assist in its determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing services and/or independent broker dealers.

Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, values the repurchase agreements the Funds have entered into based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Core Bond Fund

	$		$		$		$
	Level 1 (000s)		Level 2 (000s)		Level 3 (000s)		Total (000s)
Assets
Asset-Backed Obligations		$—		$2,056,772		$10,000		$2,066,772
Corporate Bonds
Basic Materials		—		201,551		—		201,551
Communications		—		390,601		—		390,601
Consumer, Cyclical		—		272,067		—		272,067
Consumer, Non-cyclical		—		665,065		—		665,065
Energy		—		673,524		—		673,524
Financials		—		2,325,906		—		2,325,906
Government		—		4,865		—		4,865
Industrials		—		294,008		—		294,008
Technology		—		206,410		—		206,410
Utilities		—		631,950		—		631,950
Government Related
Other Government Related		—		247,905		—		247,905
U.S. Treasury Obligations		—		5,225,577		—		5,225,577
Mortgage-Backed Obligations		—		6,545,628		17,700		6,563,328
Preferred Stocks
Financials		1,465		—		—		1,465
Short-Term Investments
Money Market Funds		836,158		—		—		836,158
Time Deposits		—		7,401		—		7,401
Futures Contracts(1)		10,429		—		—		10,429
Swap Contracts(1)		—		335		—		335

Total Assets		$848,052		$19,749,565		$27,700		$20,625,317

Liabilities
TBA Sale Commitments		$—		$(34,539)		$—		$(34,539)
Swap Contracts(1)		—		(283)		—		(283)

Total Liabilities		$—		$(34,822)		$—		$(34,822)

Core Plus Bond Fund

	$		$		$			$
	Level 1 (000s)		Level 2 (000s)		Level 3 (000s)			Total (000s)
Assets
Asset-Backed Obligations		$—		$5,267,441		$4,790			$5,272,231
Corporate Bonds
Basic Materials		—		250,549		—			250,549
Communications		—		813,309		826			814,135
Consumer, Cyclical		—		890,904		—			890,904
Consumer, Non-cyclical		—		1,034,833		—			1,034,833
Energy		—		1,189,534		8,439			1,197,973
Financials		—		3,432,330		340			3,432,670
Industrials		—		739,746		—			739,746
Real Estate		—		421		—			421
Technology		—		795,962		4,427			800,389
Utilities		—		862,266		—			862,266
Convertible Securities
Communications		—		10,594		—			10,594
Consumer, Non-cyclical		—		22,484		—			22,484
Financials		—		99		—			99
Government Related
Other Government Related		—		1,488,330		—			1,488,330
U.S. Treasury Obligations		—		9,129,749		—			9,129,749
Mortgage-Backed Obligations		—		19,461,939		—			19,461,939
U.K. Treasury Bonds		—		65,139		—			65,139
Bank Loans		—		280,135		21,457			301,592
Common Stocks
Communications		3,115		16,292		666			20,073
Financials*		—		—		—	(2)		—
Healthcare		—		—		4,531			4,531
Convertible Preferred Stocks
Industrials		23,172		—		—			23,172
Preferred Stocks
Financials*		—		—		—	(2)		—

	$		$		$			$
Warrants
Communications*		—		—		—	(2)		—
Short-Term Investments
Money Market Funds		802,956		—		—			802,956
Government Related		—		10,350		—			10,350
Corporate Bonds		—		22,102		—			22,102
Repurchase Agreements		—		1,258,500		—			1,258,500
U.S. Treasury Bills		—		152,368		—			152,368
Time Deposits		—		91,775		—			91,775
Futures Contracts(1)		74,369		—		—			74,369
Forward Foreign Currency Exchange Contracts(1)		—		12,944		—			12,944
Swap Contracts(1)		—		248,407		170			248,577

Total Assets		$903,612		$47,548,502		$45,646			$48,497,760

Liabilities
TBA Sale Commitments		$—		$(681,417)		$—			$(681,417)
Futures Contracts(1)		(11,021)		—		—			(11,021)
Forward Foreign Currency Exchange Contracts(1)		—		(41,561)		—			(41,561)
Swap Contracts(1)		—		(16,667)		—			(16,667)

Total Liabilities		$(11,021)		$(739,645)		$—			$(750,666)

Municipal Bond Fund

	$		$		$		$
	Level 1 (000s)		Level 2 (000s)		Level 3 (000s)		Total (000s)
Assets
Municipal Bonds
Education		$—		$804,173		$—		$804,173
General Obligation		—		3,394,101		—		3,394,101
General Revenue		—		4,876,616		—		4,876,616
Healthcare		—		1,653,729		—		1,653,729
Housing		—		1,383,969		—		1,383,969
Transportation		—		2,657,651		—		2,657,651
Utilities		—		1,671,912		—		1,671,912
Short-Term Investments
Money Market Funds		259,359		—		—		259,359
Time Deposits		—		2,002		—		2,002
Futures Contracts(1)		240		—		—		240

Total Assets		$259,599		$16,444,153		$—		$16,703,752

Liabilities
Futures Contracts(1)		$(1,336)		$—		$—		$(1,336)

Total Liabilities		$(1,336)		$—		$—		$(1,336)

Municipal High-Income Bond Fund

	$		$		$		$
	Level 1 (000s)		Level 2 (000s)		Level 3 (000s)		Total (000s)
Assets
Municipal Bonds
Education		$—		$353,271		$—		$353,271
General Obligation		—		230,160		—		230,160
General Revenue		—		1,714,805		—		1,714,805
Healthcare		—		668,584		—		668,584
Housing		—		388,704		—		388,704
Transportation		—		438,176		—		438,176
Utilities		—		223,275		—		223,275
Common Stocks
Basic Materials		3		—		—		3
Consumer, Cyclical		2		—		—		2
Short-Term Investments
Money Market Funds		2,726		—		—		2,726
Time Deposits		—		3,775		—		3,775
Futures Contracts(1)		162		—		—		162

Total Assets		$2,893		$4,020,750		$—		$4,023,643

Large Cap Growth Fund

	$		$		$		$
	Level 1 (000s)		Level 2 (000s)		Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services		$2,765,192		$—		$—		$2,765,192
Consumer Discretionary		3,060,560		22,609		—		3,083,169
Consumer Staples		618,476		—		—		618,476
Energy		314,269		—		—		314,269
Financials		3,310,771		—		—		3,310,771
Healthcare		2,995,009		29,899		—		3,024,908
Industrials		1,738,581		—		—		1,738,581
Information Technology		8,836,842		—		—		8,836,842
Materials		187,833		—		—		187,833
Real Estate		169,397		—		—		169,397
Utilities		34,967		—		—		34,967
Short-Term Investments						—
Money Market Funds		405,661		—				405,661
Time Deposits		—		2,271		—		2,271

Total Assets		$24,437,558		$54,779		$—		$24,492,337

Liabilities
Futures Contracts(1)		$(288)		$—		$—		$(288)

Total Liabilities		$(288)		$—		$—		$(288)

Large Cap Value Fund

	$		$		$			$
	Level 1 (000s)		Level 2 (000s)		Level 3 (000s)			Total (000s)
Assets
Common Stocks
Communication Services*		$1,234,231		$—		$—	(2)		$1,234,231
Consumer Discretionary		1,384,848		44,920		—			1,429,768
Consumer Staples		1,735,913		545,964		—			2,281,877
Energy		1,485,855		64,816		—			1,550,671
Financials		5,105,614		—		—			5,105,614
Healthcare		3,161,085		123,310		—			3,284,395
Industrials		2,477,101		308,382		—			2,785,483
Information Technology		2,258,287		28,794		—			2,287,081
Materials		871,285		—		—			871,285
Real Estate		681,169		—		—			681,169
Utilities		815,205		—		—			815,205
Convertible Preferred Stocks
Industrials		15,693		—		—			15,693
Utilities		6,771		—		—			6,771
Preferred Stocks
Consumer Discretionary		—		21,474		—			21,474
Short-Term Investments
Money Market Funds		468,022		—		—			468,022
Time Deposits		—		7,409		—			7,409
Futures Contracts(1)		47		—					47

Total Assets*		$21,701,126		$1,145,069		$—			$22,846,195

Tax Managed Large Cap Fund

	$		$		$		$
	Level 1 (000s)		Level 2 (000s)		Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services		$508,848		$—		$—		$508,848
Consumer Discretionary		495,773		—		—		495,773
Consumer Staples		237,457		—		—		237,457
Energy		282,123		—		—		282,123
Financials		953,713		—		—		953,713
Healthcare		644,958		—		—		644,958
Industrials		474,526		—		—		474,526
Information Technology		1,385,473		—		—		1,385,473
Materials		221,564		—		—		221,564
Real Estate		148,571		—		—		148,571
Utilities		199,604		—		—		199,604
Short-Term Investments
Money Market Funds		170,003		—		—		170,003
Time Deposits		—		450		—		450

Total Assets		$5,722,613		$450		$—		$5,723,063

Small/Mid Cap Growth Fund

	$		$		$			$
	Level 1 (000s)		Level 2 (000s)		Level 3 (000s)			Total (000s)
Assets
Common Stocks
Communication Services		$365,118		$—		$—			$365,118
Consumer Discretionary		887,915		—		—			887,915
Consumer Staples		399,316		—		—			399,316
Energy		255,519		—		—			255,519
Financials		884,431		—		—			884,431
Healthcare		1,726,517		—		14			1,726,531
Industrials		1,487,849		—		—			1,487,849
Information Technology		1,847,778		—		—			1,847,778
Materials		123,172		—		—			123,172
Real Estate		129,925		—		—			129,925
Utilities		9,946		—		—			9,946
Warrants
Healthcare*		—		—		0	(2)		0
Short-Term Investments
Money Market Funds		215,549		—		—			215,549
Time Deposits		—		3,855		—			3,855

Total Assets		$8,333,035		$3,855		$14			$8,336,904

Liabilities
Futures Contracts(1)		$(66)		$—		$—			$(66)

Total Liabilities		$(66)		$—		$—			$(66)

Small/Mid Cap Value Fund

	$		$		$			$
	Level 1 (000s)		Level 2 (000s)		Level 3 (000s)			Total (000s)
Assets
Common Stocks
Communication Services*		$94,106		$—		$—	(2)		$94,106
Consumer Discretionary		867,393		—		—			867,393
Consumer Staples		449,229		—		—			449,229
Energy		497,534		—		—			497,534
Financials		1,835,027		—		—			1,835,027
Healthcare		546,026		—		14			546,040
Industrials		1,520,629		3,848		—			1,524,477
Information Technology		615,962		—		—			615,962
Materials		440,354		—		—			440,354
Real Estate		623,806		—		—			623,806
Utilities		441,355		—		—			441,355
Warrants
Healthcare		—		—		2			2
Short-Term Investments
Money Market Funds		196,330		—		—			196,330
Time Deposits		—		4,894		—			4,894
Futures Contracts(1)		9		—					9

Total Assets		$8,127,760		$8,742		$16			$8,136,518

Liabilities
Futures Contracts(1)		$(81)		$—		$—			$(81)

Total Liabilities		$(81)		$—		$—			$(81)

Tax Managed Small/Mid Cap Fund

	$		$		$			$
	Level 1 (000s)		Level 2 (000s)		Level 3 (000s)			Total (000s)
Assets
Common Stocks
Communication Services		$36,130		$—		$—			$36,130
Consumer Discretionary		216,188		—		—			216,188
Consumer Staples		90,167		—		—			90,167
Energy		88,847		—		—			88,847
Financials		328,309		—		—			328,309
Healthcare*		242,313		—		0	(2)		242,313
Industrials		457,411		—		—			457,411
Information Technology		311,233		—		—			311,233
Materials		85,857		—		—			85,857
Real Estate		111,843		—		—			111,843
Utilities		67,738		—		—			67,738
Short-Term Investments
Money Market Funds		42,287		—		—			42,287
Time Deposits		—		2,159		—			2,159

Total Assets*		$2,078,323		$2,159		$0			$2,080,482

International Equity Fund

	$		$		$			$
	Level 1 (000s)		Level 2 (000s)		Level 3 (000s)			Total (000s)
Assets
Common Stocks
Communication Services		$295,465		$891,980		$—			$1,187,445
Consumer Discretionary		357,963		1,921,113		—			2,279,076
Consumer Staples*		225,804		1,522,402		—	(2)		1,748,206
Energy		48,872		624,535		—			673,407
Financials		355,007		3,535,502		—			3,890,509
Healthcare		179,457		1,801,162		—			1,980,619
Industrials		245,937		3,863,691		—			4,109,628
Information Technology		406,325		1,400,564		—			1,806,889
Materials*		71,228		806,418		—	(2)		877,646
Real Estate		617		70,260		—			70,877
Utilities		1,798		658,598		—			660,396
Preferred Stocks
Consumer Discretionary		—		2,084		—			2,084
Consumer Staples		—		4,977		—			4,977
Healthcare		—		334		—			334
Short-Term Investments
Money Market Funds		137,258		—		—			137,258
Time Deposits		—		25,764		—			25,764

Total Assets*		$2,325,731		$17,129,384		$—			$19,455,115

Liabilities
Futures Contracts(1)		$(104)		$—		$—			$(104)

Total Liabilities		$(104)		$—		$—			$(104)

Tax Managed International Equity Fund

	$		$		$		$
	Level 1 (000s)		Level 2 (000s)		Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services		$875		$51,685		$—		$52,560
Consumer Discretionary		8,823		247,027		—		255,850
Consumer Staples		19,349		138,755		—		158,104
Energy		5,400		71,668		—		77,068
Financials		5,006		376,028		—		381,034
Healthcare		9,948		254,705		—		264,653
Industrials		18,658		308,174		—		326,832
Information Technology		28,013		180,895		—		208,908
Materials		7,441		117,263		—		124,704
Real Estate		338		12,532		—		12,870
Utilities		—		41,479		—		41,479
Preferred Stocks
Consumer Staples		—		910		—		910
Rights
Utilities		58		—		—		58
Short-Term Investments
Money Market Funds		35,398		—		—		35,398
Time Deposits		—		3,602		—		3,602

Total Assets		$139,307		$1,804,723		$—		$1,944,030

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.